UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-9301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30, 2004

Date of reporting period: September 30, 2004

Item 1. Reports to Stockholders.

2004 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INSTITUTIONAL CLASS

SEPTEMBER 30, 2004 Audited financial statements including summary portfolios of investments

Growth Equity	Mid-Cap Value Index
Growth & Income	Mid-Cap Blend Index
International Equity	Small-Cap Growth Index
Large-Cap Value	Small-Cap Value Index
Mid-Cap Growth	Small-Cap Blend Index
Mid-Cap Value	International Equity Index
Small-Cap Equity	Real Estate Securities
Large-Cap Growth Index	Social Choice Equity
Large-Cap Value Index	Bond
Equity Index	Inflation-Linked Bond
S&P 500 Index	Money Market
Mid-Cap Growth Index

Sign up for electronic delivery at tiaa-cref.org/howto/edelivery.html

2004 Annual Report | TIAA-CREF Institutional Mutual Funds | Institutional Class

Institutional Class Performance Overview as of 9/30/2004
				Average Annual Compound Rates
				of Total Return
		Inception Date	1 year	5 years	Since Inception
	Equities
	Growth Equity Fund	7/1/1999	7.72%	–7.91%	–8.07%
	Growth & Income Fund	7/1/1999	11.89	–2.13	–3.31
	International Equity Fund	7/1/1999	22.17	1.20	2.58
	Large-Cap Value Fund	10/1/2002	21.96	—	24.41
	Mid-Cap Growth Fund	10/1/2002	13.88	—	26.84
	Mid-Cap Value Fund	10/1/2002	25.36	—	29.39
	Small-Cap Equity Fund	10/1/2002	20.98	—	28.75
	Large-Cap Growth Index Fund	10/1/2002	7.35	—	16.13
	Large-Cap Value Index Fund	10/1/2002	20.25	—	22.18
	Equity Index Fund	7/1/1999	14.17	–0.25	–1.53
	S&P 500 Index Fund	10/1/2002	13.63	—	18.79
	Mid-Cap Growth Index Fund	10/1/2002	13.50	—	25.41
	Mid-Cap Value Index Fund	10/1/2002	25.36	—	26.74
	Mid-Cap Blend Index Fund	10/1/2002	20.39	—	26.16
	Small-Cap Growth Index Fund	10/1/2002	11.84	—	25.80
	Small-Cap Value Index Fund	10/1/2002	25.63	—	28.48
	Small-Cap Blend Index Fund	10/1/2002	18.66	—	27.09
	International Equity Index Fund	10/1/2002	22.06	—	23.91
	Real Estate Securities Fund	10/1/2002	26.30	—	28.55
	Social Choice Equity Fund	7/1/1999	14.23	–0.46	–1.67

	Fixed Income
	Bond Fund	7/1/1999	3.46	7.56	7.32
	Inflation-Linked Bond Fund	10/1/2002	7.36	—	7.08

	Money Market Fund	7/1/1999	1.10	3.10	3.20

	Net Annualized Yield		Net Annualized Yield
	(30-Day Period Ended 9/30/04)		(7-Day Period Ended 9/28/04)
	Current				Current	Effective
Bond	4.13%		Money Market*		1.54%	1.55%

*Investments in the TIAA-CREF Institutional Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earn-	ings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/charts/imf-performance.html.

A new way to look at your investments

To make it easier for investors to obtain meaningful information about their investments, the Securities and Exchange Commission has issued new rules regarding financial reporting. The SEC has also required additional information about expenses and their effect on investment returns, and about proxy voting policies and procedures.

     TIAA-CREF financial reports now list each fund’s 50 largest holdings. In addition, if any of the other holdings constitutes 1% or more of a fund’s investment portfolio, such holding or holdings are listed as well. We will continue to file a complete list of holdings with the SEC. This will now be done quarterly, however, rather than semiannually, as in the past. To obtain this information, please see details on page four.

     This report also contains a detailed explanation of our funds’ expense charges, including examples that let you compare our expenses with those of any other U.S. mutual funds. Long before expenses made headlines, TIAA-CREF urged investors to consider the effect of expenses, particularly over long periods of time. Please see page six for full details.

     As always, you should carefully consider the investment objectives, risks, charges, and expenses of any fund before investing. Please visit the Web Center at www.tiaa-cref.org, or call 877 518-9161 for a prospectus that contains this and other important information. Read it carefully before investing.

     Please remember that, by signing up for e-delivery of our reports at our Web Center, you can get your financial information more quickly.

Contents		Real Estate Securities Fund	79
		Social Choice Equity Fund	83
Report to Investors	2	Bond Fund	87
		Inflation-Linked Bond Fund	91
More Information for Investors	4	Money Market Fund	95

Special Terms	5	Summary Portfolios of Investments	99

Important Information		Financial Statements
About Expenses	6	Report of Management
		Responsibility	188
Fund Performance		Report of the Audit Committee	189
Growth Equity Fund	7	Statements of Assets and
Growth & Income Fund	11	Liabilities	190
International Equity Fund	15	Statements of Operations	198
Large-Cap Value Fund	19	Statement of Cash Flows	207
Mid-Cap Growth Fund	23	Statements of Changes in
Mid-Cap Value Fund	27	Net Assets	208
Small-Cap Equity Fund	31	Financial Highlights	224
Large-Cap Growth Index Fund	35	Notes to Financial Statements	270
Large-Cap Value Index Fund	39	Report of Independent Registered
Equity Index Fund	43	Public Accounting Firm	296
S&P 500 Index Fund	47
Mid-Cap Growth Index Fund	51	Additional Information	297
Mid-Cap Value Index Fund	55
Mid-Cap Blend Index Fund	59	Management	298
Small-Cap Growth Index Fund	63
Small-Cap Value Index Fund	67	Important Tax Information	306
Small-Cap Blend Index Fund	71
International Equity Index Fund	75	How to Reach Us	Inside Back Cover

Report to Investors

This report contains the performance and financial statements for the Institutional Share Class of the TIAA-CREF Institutional Mutual Funds for the twelve-month period that ended on September 30, 2004. The financial statements include information about other share classes that are not the subject of this report.

     Eighteen of our twenty equity funds posted double-digit gains during the period. Five of the eight actively managed stock funds beat their benchmarks. All eleven indexed funds closely tracked their benchmarks’ returns, minus the effects of expenses.

     Our two fixed-income funds benefited from the rebound in the bond market late in the period, and the Money Market Fund outpaced its benchmark. The following pages provide a detailed explanation of the funds’ performance.

     The strong returns of our stock portfolios occurred against a backdrop of slowing momentum in world stock markets. While the Morgan Stanley World IndexSM rose 17.10% during the period, in dollar terms, most of its gain came from a 14.26% return in the fourth quarter of 2003. Returns dropped sharply during the first half of 2004, and the index posted a 1% loss for the third quarter. The Russell 3000® Index, which tracks a broad range of U.S. stocks, followed a similar pattern.

     Several factors constrained stock prices. Growth in the gross domestic product dipped from 4.50% in the first quarter to 3.30% in the second on an annualized basis, and the employment picture remained less than robust. Meanwhile, climbing oil prices threatened to curb growth.

     With the economy cooling and stock prices falling, bonds became more attractive during the third quarter. The Lehman Brothers U.S. Aggregate Index, which tracks domestic bonds, posted a 3.20% gain for the quarter.

     These recent reversals in both stocks and bonds have refocused the

Dampening Volatility Through Diversification (1984–2003)

2 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Scott C. Evans
Executive Vice President and
Chief Investment Officer

attention of many investors on market volatility and with good reason. During the three-year period that ended on December 31, 2003, the Russell 3000 posted annual returns that ranged from –11.46% in 2001 to 31.06% in 2003. Returns over a longer time, the 20 years from 1984 to 2003, show that a high level of volatility persists, even in longer time frames.

     The gray bars in the chart on page two show the average annual returns of the Russell 3000 in the four five-year periods from 1984 to 2003. Even over those longer periods, average annual returns for U.S. stocks ranged from 0.37% to 22.26%.

     As TIAA-CREF has long maintained, diversification is the best tool for reducing the effects of market swings like these, although diversification does not guarantee against losses. A combination of U.S. stocks, foreign stocks, and bonds over the same periods produced a far more stable rate of return, ranging from 2.97% to 16.57%. In technical terms, the standard deviation of the diversified portfolio was 11.70, while that of stocks was a much higher 17.05. Over the entire 20-year period, the extra risk of a 100% allocation to U.S. equities would have earned an investor 0.90 percentage points more per year—at the cost of far greater volatility.

     Diversification within each asset class is another way to soften the effects of changing conditions. For example, the TIAA-CREF Bond Fund holds many types of bonds with varying maturity dates—a proven cushion when short-term rates go up.

     In fact, contrary to conventional wisdom, there have been many periods when bonds continued to provide positive returns despite rising interest rates.

     This year, although the Federal Reserve has raised short-term rates by 0.75 percentage points, the Lehman Brothers U.S. Aggregate Index has returned 3.35% for the first nine months.

     Thus, we will continue to emphasize diversification—both across asset classes and within them—to deal with unpredictable events such as interest rate changes. To accomplish this, we will help investors most by offering funds that provide pure, low-cost exposure to a wide range of asset classes.

/s/ Scott C. Evans

Scott C. Evans
Executive Vice President and
Chief Investment Officer

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 3

More Information for Investors

Portfolio listings

The SEC recently approved new rules intended to provide investors with more meaningful information about fund performance. Investment companies can now list the top holdings of each fund in their annual and semiannual reports instead of the complete portfolio listings they provided previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

For the periods ended March 31 and September 30, you can obtain a complete listing of the TIAA-CREF Institutional Mutual Funds’ holdings on Form N-CSR through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov;
  at the SEC’s Public Reference Room by calling 800 SEC-0330;
  from TIAA-CREF’s Web Center at www.tiaa-cref.org; or
  by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

Beginning with the Form N-Q filing for the quarter ending December 31, 2004, you can also obtain a complete listing of the TIAA-CREF Institutional Mutual Funds’ holdings as of the end of the most recently completed fiscal quarter (either June 30 or December 31) through the channels listed above.

Proxy voting

TIAA-CREF Institutional Mutual Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org, by calling us at 800 842-2776 to request a free copy, or on the SEC Web site at www.sec.gov. A report of how the funds voted during the twelve months ended June 30, 2004, can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF

Three easy ways to contact us are by e-mail, using the Contact/Help link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2776.

Fund management

TIAA-CREF Institutional Mutual Funds are managed by Teachers Advisors, Inc.’s portfolio management teams, whose members are responsible for the day-to-day operations of the funds.

4 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Special Terms

Agency securities bonds issued by U.S. government entities such as the Federal National Mortgage Association (Fannie Mae).

Asset-backed securities bonds backed by loans or by the outstanding amounts owed to a bank, credit card company, or other lender.

Benchmark (benchmark index) a group of securities, such as the Russell 3000® Index or S&P 500® Index, used to compare the performance of an investment.

Commercial paper short-term debt obligations issued to investors by banks, corporations, and other borrowers. Maturities range from 1 to 270 days.

Expense ratio the amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity date the date on which the principal amount of a note, bond, or other debt instrument becomes due or payable.

Mortgage-backed securities bonds that represent an interest in a pool of mortgages issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae, or other federal entities.

Overweight holdings A security is said to be “overweight” if the percentage of a fund invested in that security is larger than that security’s percentage of a benchmark, in terms of market capitalization. Fund managers may overweight those securities they think will produce higher returns than the benchmark. See also “Underweight holdings.”

Peer group a group of mutual funds with a similar objective whose performance is compared with the performance of a single mutual fund.

Relative performance the return of a mutual fund in relation to the return of its benchmark index.

Securities a general name for stocks (also known as “equities”), bonds (also known as “fixed income”), or other investments.

Total return the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the fund’s holdings.

Underweight holdings A security is said to be “underweight” if the percentage of a fund invested in that security is smaller than that security’s percentage of a benchmark, in terms of market capitalization. Fund managers may underweight those securities they think will produce smaller returns than the benchmark.

See also “Overweight holdings.”

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 5

Important Information about Expenses

D I S C L O S U R E

Shareholders in the TIAA-CREF Institutional Mutual Funds incur only one of two potential types of costs.
  Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees.
  However, they do incur ongoing costs, including management fees and other fund expenses.
      The examples that appear on the Performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

    Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the fund’s actual return.

     Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Growth Equity Fund | Large-Cap Growth Stocks

D I S C U S S I O N

Performance in the twelve months
ended September 30, 2004

The Growth Equity Fund returned 7.72% for the Institutional Share Class, besting the fund’s benchmark, the Russell 1000® Growth Index, which returned 7.51%, and the 7.61% average return of similar funds, as measured by the Morningstar Large Growth category.

Value stocks lead the market

In the twelve months ended September 30, 2004, large-cap growth stocks, as measured by the Russell 1000 Growth Index, underperformed the large-cap value stocks of the Russell 1000 Value Index, which jumped 20.52%. Within the growth category, the Russell 1000 Growth Index trailed both the 13.68% return of the Russell Midcap® Growth Index and the 11.92% rise in the Russell 2000® Growth Index, which tracks small-cap growth stocks.

Stock selection fuels fund performance

The fund topped the return of its benchmark because of successful stock selections. Relative performance was boosted by overweight holdings in many stocks that outperformed the benchmark, including Symantec, which makes security software; St. Jude Medical; Starwood Hotels & Resorts; and Qualcomm, which makes wireless communications products. Underweight positions, relative to the benchmark index, in a number of stocks that underperformed the index also added value; among these holdings were Intel and Merck. The fund benefited as well from a position in Monsanto, a stock not in the benchmark.

     A position in Taiwan Semiconductor, another stock not held in the benchmark, was the largest single detractor from the fund’s return. Other holdings that had a negative effect on relative performance included semiconductor manufacturer Novellus; Intuit, a financial software maker; and Forest Laboratories, a pharmaceuticals company. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated.

     Also detracting from the fund’s return were underweight holdings, relative to the benchmark, in stocks such as UnitedHealth Group and Yahoo. Returns from better-performing stocks more than offset these negative factors, enabling the fund to outperform its benchmark for the twelve-month period.

     As of September 30, 2004, the fund invested 3.35% of its total invested assets in foreign securities.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 7

Growth Equity Fund | Large-Cap Growth Stocks

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

Special Investment Risks

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. In addition, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004				Ticker Symbol: TIEQX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	since inception[1]	5 years	since inception[1]

Growth Equity Fund
Institutional Class	7.72%	–7.91%	–8.07%	–33.80%	–35.77%
Benchmark:
Russell 1000 Growth Index[2]	7.51	–6.78	–7.12	–29.61	–32.19
Peer group:
Morningstar Large Growth	7.61	–5.20	–5.64	–23.42	–24.61

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.

[1]	Inception date: 7/1/1999

[2]	Russell 1000 is a trademark and service mark of the Frank Russell Company.

8 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $6,423 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 22.43%, for the quarter ended December 31, 1999
Worst quarter: –22.50%, for the quarter ended March 31, 2001

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 9

Growth Equity Fund | Large-Cap Growth Stocks

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth Equity Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$963.40	$0.79
5% annual hypothetical return	1,000.00	1,024.19 [b]	0.81

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.15%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts		Capitalization (as of 9/30/2004)

Inception Date			Percent of
Institutional Class	7/1/1999	Capitalization	Net Assets

Net Assets (9/30/2004)	$92.58 million	Large: Over $5 billion	89.54
		Middle: $1 billion–$5 billion	10.45
		Small: Under $1 bllion	0.01

		Total	100.00

10 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Growth & Income Fund | Dividend-Paying Stocks

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Growth & Income Fund returned 11.89% for the Institutional Share Class, compared with 13.87% for the fund’s benchmark, the S&P 500® Index, and the 12.22% average return of similar funds, as measured by the Morningstar Large Blend category.

S&P 500 keeps pace with the broader market

The large-cap stocks of the S&P 500 closely tracked the robust returns of the overall market during the twelve-month period. The Russell 3000® Index, which includes stocks of all sizes, soared 14.26%. Among large-cap stocks, growth stocks as a group lagged value stocks, sharply reversing the trend of the previous twelve months, when growth modestly outperformed value. For the twelve month period ended September 30, 2004, the S&P 500/Barra Value Index jumped 20.47%, versus a rise of just 7.52% for the S&P 500/Barra Growth Index. (Both indexes are subsets of the S&P 500.) Gains for growth stocks, like those of the broader market, were concentrated in the first six months of the reporting period, and included double-digit gains in the fourth quarter of 2003. The market’s hearty surge was driven in part by the greater liquidity that resulted from historically low interest rates, which provided a boost to the otherwise out-of-favor stocks of distressed companies. By the second quarter of 2004, however, weakness in the U.S. economy, terrorism fears, and the insurgency in Iraq restrained stock prices.

Stock selections underperform the index

The fund’s return trailed the benchmark’s results because of individual stock selections. The biggest detractors from relative performance included positions in underperforming stocks such as Fannie Mae and Novellus Systems, a semiconductor maker. The fund held larger amounts of these stocks than their index weightings, but they did not perform as anticipated. In addition, underweight holdings in several stocks that produced strong returns, such as ChevronTexaco and Tyco, also hurt results, as did holdings in Taiwan Semiconductor and in Amylin Pharmaceuticals, which are not part of the S&P 500.

     Relative performance was boosted by positions in several stocks not held by the benchmark, including retailer Coach and Lyondell Chemical. Overweights in several benchmark stocks also added value; these included Monsanto, Aetna, St. Jude Medical, and ExxonMobil. However, these positive contributions were not enough to lift the fund’s return for the period above that of the benchmark.

     The fund invested 0.44% of its total invested assets in foreign securities as of September 30, 2004.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 11

Growth & Income Fund | Dividend-Paying Stocks

Investment Objective

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

Special Investment Risks

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. In adddition, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The S&P 500® Index includes a representative sample of 500 leading companies in leading industries of the U.S. economy. You cannot invest directly in this index.

Performance as of 9/30/2004		Ticker Symbol: TIGRX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	since inception[1]	5 years	since inception[1]

Growth & Income Fund
Institutional Class	11.89%	–2.13%	–3.31%	–10.23%	–16.24%
Benchmark:
S&P 500 Index[2]	13.87	–1.31	–2.45	–6.37	–12.22
Peer group:
Morningstar Large Blend	12.22	–0.95	–2.08	–4.66	–9.57

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.

[1]	Inception date: 7/1/1999
[2]	S&P 500 Index is a registered trademark and a service mark of the McGraw-Hill Companies, Inc.

12 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $8,376 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 15.98%, for the quarter ended December 31, 1999
Worst quarter: –16.46%, for the quarter ended September 30, 2002

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 13

Growth & Income Fund | Dividend-Paying Stocks

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth & Income Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$987.00	$0.70
5% annual hypothetical return	1,000.00	1,024.29 [b]	0.71

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.14%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts		Capitalization (as of 9/30/2004)

Inception Date			Percent of
Institutional Class	7/1/1999	Capitalization	Net Assets

Net Assets (9/30/2004)	$625.50 million	Large: Over $5 billion	94.63
		Middle: $1 billion–$5 billion	5.04
		Small: Under $1 billion	0.33

		Total	100.00

14 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

International Equity Fund | Foreign Stocks

D I S C U S S I O N

Performance in the twelve months
ended September 30, 2004

The International Equity Fund returned 22.17% for the Institutional Share Class, outpacing the 22.08% return of its benchmark, the Morgan Stanley EAFE® Index, and surpassing the 19.20% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Foreign stocks temper gains after fast start

During the period, foreign stocks, as measured by the EAFE index, produced substantially higher returns than U.S. stocks. The Russell 3000® Index, which measures the broad U.S. market, returned 14.26%. Most of the strong rise in the EAFE index occurred in the first half of the period (October 2003 through March 2004), when the index soared 22.16% in dollar terms.

     Prices were buoyed by a 21.48% jump in the European component of the index, which represents more than two-thirds of the index in terms of market capitalization, and by a 24.00% surge in the Pacific component. Returns were further boosted by the dollar’s weakness against the pound, yen, and euro.

     A broad softening of foreign stock prices occurred in the second half of the period, when the EAFE declined 0.06% in dollar terms. Rising oil prices and mixed signals on global economic growth dampened many markets. Local currency returns were further trimmed by the increased strength of the dollar.

Fund posts robust returns, despite some detractors

Successful stock selection drove the fund’s performance relative to its benchmark’s. Among the holdings whose greater-than-benchmark weightings enhanced the fund’s return were Vinci S.A., a French construction and engineering firm; Hypo Real Estate Holding, a German real estate financing company; and Geberit International, a Swiss plumbing supply manufacturer. The fund also benefited from underweight positions in Swiss food manufacturer Nestlé and Japanese wireless company NTT DoCoMo.

     Detractors from relative performance included overweight holdings in British food service company Compass Group and Italian automobile manufacturer Fiat, neither of which performed as well as anticipated. Less-than-benchmark weightings in well-performing energy stocks such as British oil company BP plc and in Swedish telecommunications company Ericsson also hurt the fund’s relative return.

     Despite these negative factors, the fund’s many successful stock choices enabled it to outperform its benchmark for the twelve-month period.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 15

International Equity Fund | Foreign Stocks

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

Special Investment Risks

Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in 21 developed countries around the world, excluding the United States and Canada. You cannot invest directly in this index.

Performance as of 9/30/2004			Ticker Symbol: TIIEX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	since inception[1]	5 years	since inception[1]

International Equity Fund
Institutional Class	22.17%	1.20%	2.58%	6.16%	14.31%
Benchmark:
Morgan Stanley EAFE Index[2]	22.08	–0.81	0.05	–3.98	0.24
Peer group:
Morningstar Foreign Large Blend	19.20	–1.34	–0.59	–6.54	–2.14

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.

[1]	Inception date: 7/1/1999
[2]	EAFE is a trademark of Morgan Stanley Capital International, Inc.

16 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $11,431 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 37.68%, for the quarter ended December 31, 1999
Worst quarter: –19.39%, for the quarter ended September 30, 2002

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 17

International Equity Fund | Foreign Stocks

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	International Equity Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$982.80	$0.99
5% annual hypothetical return	1,000.00	1,023.99 [b]	1.01

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.20%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower

[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Diversification Among World Markets

Percent of
Country	Invested Assets

United Kingdom	24.2
Japan	22.6
Switzerland	13.2
France	9.3
Germany	7.9
Australia	5.2
Italy	4.6
Netherlands	2.3
10 Other Nations	10.4
Short-Term Investments	0.3

Total	100.0

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	79.95
Middle: $1 billion–$5 billion	14.52
Small: Under $1 billion	5.53

Total	100.00

Fund Facts

Inception Date
Institutional Class	7/1/1999

Net Assets (9/30/2004)	$528.96 million

18 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Large-Cap Value Fund | Value Stocks of Larger Companies

D I S C U S S I O N

Performance in the twelve months
ended September 30, 2004

The Large-Cap Value Fund returned 21.96% for the Institutional Share Class, topping the 20.52% return for its benchmark, the Russell 1000® Value Index, and the 16.86% average return of similar funds, as measured by the Morningstar Large Value category.

Value stocks shine

Reversing the trend of the previous twelve months, value stocks as a group outpaced growth stocks for the year ended September 30, 2004. For this period, the Russell 3000® Value Index, which tracks value stocks of all sizes, advanced 20.89%, while its growth counterpart, the Russell 3000 Growth Index, gained 7.82%. In contrast, for the twelve-month period ended September 30, 2003, the Russell 3000 Growth Index topped the Russell 3000 Value Index by 26.94% to 24.89%. These two indexes are subsets of the Russell 3000, a broad measure of the domestic market.

     For the twelve months ended September 30, 2004, the impressive 20.52% return of the predominantly large-cap Russell 1000 Value Index lagged both the 25.66% increase of the small-cap Russell 2000® Value Index and the 25.62% rise of the Russell Midcap® Value Index.

Stock selection adds value

During the period, the fund topped the strong gain of its benchmark, primarily because of overweight holdings in several well-performing stocks. The largest contributions to relative performance came from agricultural-supply giant Monsanto, Aetna, utility company TXU, and Lyondell Chemical. Each of these stocks had returns greater than the benchmark. Also boosting returns were underweight positions in companies such as Ford Motor and Morgan Stanley.

     The positive effect of these holdings on performance was partly offset by lower returns from selections that included network storage products maker Emulex, Fannie Mae, and Tower Automotive. These three stocks did not appear in the benchmark as of September 30, 2004. Also hurting returns were overweight holdings in companies such as Tenet Healthcare and biotechnology firm Wyeth, and underweight positions including Toys “R” Us and Dow Chemical.

     The fund invested 1.93% of its total invested assets in foreign securities as of September 30, 2004.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 19

Large-Cap Value Fund | Value Stocks of Larger Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

Special Investment Risks

The fund is subject to style risk in that value investing may fall out of favor with investors. In addition, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004			Ticker Symbol: TRLIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Large-Cap Value Fund
Institutional Class	21.96%	24.41%	54.86%
Benchmark:
Russell 1000 Value Index[2]	20.52	22.39	49.88
Peer group:
Morningstar Large Value	16.86	19.72	43.51

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
_____
[1]	Inception date: 10/1/2002

[2]	Russell 1000 is a trademark and service mark of the Frank Russell Company.

20 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,486 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 18.45%, for the quarter ended June 30, 2003
Worst quarter: –5.51%, for the quarter ended March 31, 2003

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 21

Large-Cap Value Fund Value Stocks of Larger Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Large-Cap Value Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,019.00	$0.71
5% annual hypothetical return	1,000.00	1,024.29 [b]	0.71

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.14%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.

[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$31.29 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	84.69
Middle: $1 billion–$5 billion	12.63
Small: Under $1 billion	2.68

Total	100.00

22 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Growth Fund | Growth Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the twelve months
ended September 30, 2004

The Mid-Cap Growth Fund returned 13.88% for the Institutional Share Class, topping the 13.68% return of the fund’s benchmark, the Russell Midcap® Growth Index, and the 11.06% average return of similar funds, as measured by the Morningstar Mid-Cap Growth category.

Growth stocks trail the market

Growth stocks as a group lagged value issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended September 30, 2004, the Russell 3000® Growth Index, which tracks growth stocks of all sizes, gained 7.82%, while its value counterpart, the Russell 3000 Value Index, surged 20.89%.

     Within the growth category, the 13.68% return of the Russell Midcap Growth Index outpaced both the 11.92% rise in the small-cap Russell 2000® Growth Index and the 7.51% return of the predominantly large-cap Russell 1000® Growth Index.

Stock selections fuel fund performance

The fund’s return for the twelve-month period edged out its benchmark’s because of numerous successful stock choices. Three of the largest contributions to superior performance came from stocks not included in the benchmark index: Navteq, a digital mapping company; Onyx Pharmaceuticals; and Caesars Entertainment. Overweight positions in a number of stocks in the index also boosted performance. Among these were Nextel Partners, a wireless phone company; Atmel, a semiconductor manufacturer; and Aetna.

     The fund also benefited from having underweight positions, relative to the index, in several underperforming stocks, including semiconductor equipment maker KLATencor; Tera-dyne, a manufacturer of semiconductor and electronics equipment; and JetBlue Airways.

     Several holdings detracted from the fund’s relative performance, including Corinthian Colleges; Emulex, a maker of network storage products; Westwood One, a provider of radio and television programming; and Novellus Systems. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated.

     Positive contributions from stock selections that performed well more than offset these negative factors and enabled the fund to outperform its benchmark.

     As of September 30, 2004, the fund invested 0.47% of its total invested assets in foreign securities.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 23

Mid-Cap Growth Fund | Growth Stocks of Medium-Sized Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

Special Investment Risks

Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Furthermore, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Growth Index represents those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004			Ticker Symbol: TRPWX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Mid-Cap Growth Fund
Institutional Class	13.88%	26.84%	61.00%
Benchmark:
Russell Midcap Growth Index[2]	13.68	25.61	57.89
Peer group:
Morningstar Mid-Cap Growth	11.06	18.90	41.68

[1]	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
______
*	Inception date: 10/1/2002

[2]	Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

24 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,100 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 18.40%, for the quarter ended June 30, 2003
Worst quarter: –4.22%, for the quarter ended September 30, 2004
___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 25

Mid-Cap Growth Fund | Growth Stocks of Medium-Sized Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Mid-Cap Growth Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value		Expenses Paid[a]
	(4/1/04)	(9/30/04)		(4/1/04–9/30/04)

Actual return	$1,000.00	$965.60		$0.69
5% annual hypothetical return	1,000.00	1,024.29	[b]	0.71

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.14%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.

[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$3.68 million

Capitalization (as of 9/30/2004)

Percent of
Net Assets

Large: Over $5 billion	59.38
Middle: $1 billion–$5 billion	38.99
Small: Under $1 billion	1.63

Total	100.00

26 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Value Fund | Value Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the twelve months
ended September 30, 2004

The Mid-Cap Value Fund returned 25.36% for the Institutional Share Class, closely tracking the 25.62% return of the fund’s benchmark, the Russell Midcap® Value Index, and surpassing the 20.89% average return of similar funds, as measured by the Morningstar Mid-Cap Value category.

Mid-cap value stocks soar

Value stocks as a group produced significantly larger gains than growth issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended September 30, 2004, the Russell 3000® Value Index, which tracks value stocks of all sizes, rose 20.89%, outperforming the Russell 3000 Growth Index, which returned 7.82%.

     Within the value category, mid caps and small caps led the advance. The Russell Midcap Value Index and the small-cap Russell 2000® Value Index soared 25.62% and 25.66%, respectively. In contrast, the predominantly large-cap Russell 1000® Value Index gained 20.52%.

Stock selections bring both gains and losses

A large number of successful stock selections helped the fund produce a return similar to that of the benchmark. These included holdings in such strongly advancing stocks as agricultural-supply giant Monsanto; McKesson, a health care technology company; and oil and gas producer Amerada Hess. The fund held larger amounts of these stocks than their index weightings. Holdings in several stocks not listed in the benchmark index also helped returns. Among these were Visteon, a maker of auto parts, and International Steel Group.

     These positive results were partly offset by disappointing returns from several other holdings that also were not in the benchmark, such as Manugistics Group, a business software developer; semiconductor maker Agere Systems; and Sycamore Networks, a technology company. Other holdings that had a negative effect on relative performance included Emulex, a maker of network storage products, and Tenet Healthcare. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated.

     As of September 30, 2004, the fund invested 3.29% of its total invested assets in foreign securities.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 27

Mid-Cap Value Fund | Value Stocks of Medium-Sized Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

Special Investment Risks

Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, the fund is subject to style risk in that value investing may fall out of favor with investors. Furthermore, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 U.S. companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Value Index represents those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004			Ticker Symbol: TIMVX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Mid-Cap Value Fund
Institutional Class	25.36%	29.39%	67.52%
Benchmark:
Russell Midcap Value Index[2]	25.62	26.91	61.17
Peer group:
Morningstar Mid-Cap Value	20.89	22.71	50.98

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
_________
[1]	Inception date: 10/1/2002

[2]	Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

28 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,752 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 18.86%, for the quarter ended June 30, 2003
Worst quarter: –3.87%, for the quarter ended March 31, 2003

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 29

Mid-Cap Value Fund | Value Stocks of Medium-Sized Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Mid-Cap Value Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,019.80	$0.71
5% annual hypothetical return	1,000.00	1,024.29[b]	0.71

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.14%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.

[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$8.04 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	57.76
Middle: $1 billion–$5 billion	33.47
Small: Under $1 billion	8.77

Total	100.00

30 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Small-Cap Equity Fund | Stocks of Smaller Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Small-Cap Equity Fund returned 20.98% for the Institutional Share Class, topping the 18.77% return of its benchmark, the Russell 2000® Index, and the 20.94% average return of similar funds, as measured by the Morningstar Small Blend category.

The market runs out of gas in the second half

Although stocks of all sizes rose during the twelve-month period, most of those gains took place during the first six months. The star performer for the period from October through March was the small-cap Russell 2000 Index, which advanced 21.69%. The Russell Midcap® Index followed closely, increasing 19.83%. Last was the predominantly large-cap Russell 1000® Index, which rose 14.40%.

     During the six months from April to September, small caps lost 2.40% and large caps dipped 0.43%, while mid caps added 0.60%. For the twelve-month period ended September 30, 2004, the 18.77% rise in small caps trailed the 20.55% return of mid caps, but both outperformed large caps, which were up 13.90%.

Superior stock selection helps the fund outpace the benchmark

For the twelve month period, the fund exceeded the excellent return of the Russell 2000, primarily because of numerous successful stock selections. Top performers included US Oncology, Tesoro Petroleum, and insurance and consumer financial services company UICI. Each of these stocks more than doubled in price during the period, and the fund’s holdings of each were larger than the stock’s benchmark weighting. Also boosting returns were underweight positions in stocks such as Fred’s, a discount-store chain, and supercomputer company Cray. Both of these suffered double-digit losses during the period.

     The positive effect of these holdings on performance was partly offset by lower-than-expected returns from stocks that included consumer entertainment technology company Cirrus Logic, semiconductor manufacturer ESS Technology, and Talk America Holdings, a telecommunications service provider. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Also detracting from returns were underweight positions in such companies as OSI Pharmaceuticals and Akamai Technologies, a developer of Internet traffic software.

     The fund continued its use of proprietary mathematical models to evaluate and choose attractive stocks in the small-cap category.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 31

Small-Cap Equity Fund | Stocks of Smaller Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

Special Investment Risks

Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. You cannot invest directly in these indexes.

Performance as of 9/30/2004			Ticker Symbol: TISEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Small-Cap Equity Fund
Institutional Class	20.98%	28.75%	65.88%
Benchmark:
Russell 2000 Index[2]	18.77	27.29	62.13
Peer group:
Morningstar Small Blend	20.94	25.31	57.54

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
_______________
[1]	Inception date: 10/1/2002

[2]	Russell 2000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

32 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,588 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 23.52%, for the quarter ended June 30, 2003
Worst quarter: –4.26%, for the quarter ended March 31, 2003

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 33

Small-Cap Equity Fund | Stocks of Smaller Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Equity Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value		Expenses Paid[a]
	(4/1/04)	(9/30/04)		(4/1/04–9/30/04)

Actual return	$1,000.00	$984.80		$0.69
5% annual hypothetical return	1,000.00	1,024.29	[b]	0.71

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.14%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.

[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$45.43 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	2.79
Middle: $1 billion–$5 billion	37.92
Small: Under $1 billion	59.29

Total	100.00

34 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Large-Cap Growth Index Fund returned 7.35% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell 1000® Growth Index, returned 7.51%, versus the 7.61% average return of similar funds, as measured by the Morningstar Large Growth category.

Growth stocks trail the market

Growth stocks as a group lagged value issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended September 30, 2004, the Russell 3000® Growth Index, which tracks growth stocks of all sizes, gained 7.82%, while the Russell 3000 Value Index surged 20.89%. Both indexes are subsets of the Russell 3000, which tracks U.S. stocks of all sizes and which posted a 14.26% return for the year.

     Within the growth category, the gains of large-cap growth issues were outpaced by the 13.68% return of the Russell Midcap® Growth Index and the 11.92% return of the small-cap Russell 2000® Growth Index.

Six sectors score double-digit gains

During the twelve-month period, ten of the sectors of the Russell 1000 Growth Index had positive returns, and six had double-digit gains. The three sectors that had the largest effect on performance were consumer discretionary goods, health care, and financials. The only sector to post a loss was technology, which was down 2.3%.

     During the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     As of September 30, 2004, the Russell 1000 Growth Index had an average annual return of –6.78% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 35

Large-Cap Growth Index Fund | Growth Stocks of Larger U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

Special Investment Risks

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. In addition, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. Also, the fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004			Ticker Symbol: TILIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Large-Cap Growth Index Fund
Institutional Class	7.35%	16.13%	34.91%
Benchmark:
Russell 1000 Growth Index[2]	7.51	16.33	35.37
Peer group:
Morningstar Large Growth	7.61	14.96	32.48

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
________________
[1]	Inception date: 10/1/2002

[2]	Russell 1000 is a trademark and service mark of the Frank Russell Company.

36 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $13,491 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 14.17%, for the quarter ended June 30, 2003
Worst quarter: –5.33%, for the quarter ended September 30, 2004

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 37

Large-Cap Growth Index Fund | Growth Stocks of Larger U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Large-Cap Growth Index Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$965.00	$0.39
5% annual hypothetical return	1,000.00	1,024.59 [b]	0.41

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.08%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.

[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$35.80 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	87.46
Middle: $1 billion–$5 billion	12.40
Small: Under $1 billion	0.14

Total	100.00

38 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Large-Cap Value Index Fund | Value Stocks of Larger U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Large-Cap Value Index Fund returned 20.25% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell 1000® Value Index, returned 20.52%, versus the 16.86% average return of similar funds, as measured by the Morningstar Large Value category.

Value stocks shine

Value stocks as a group strongly outperformed growth issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended September 30, 2004, the Russell 3000® Value Index, which tracks value stocks of all sizes, climbed 20.89%, while the Russell 3000 Growth Index returned 7.82%. Both indexes are subsets of the Russell 3000, which tracks U.S. stocks of all sizes, and which posted a 14.26% return for the year.

     Within the value category, the impressive return of large-cap value stocks was outpaced by the 25.62% gain of the Russell Midcap® Value Index and the 25.66% gain of the small-cap Russell 2000® Value Index.

Large-cap issues post a broad advance

Gains for large-cap value stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when the Russell 1000 Value

Index soared 14.19%. For the year ended September 30, 2004, eleven of the twelve index sectors had double-digit gains. The three sectors that had the largest effect on performance were financials, integrated oils, and utilities. The only sector to post a loss was health care, which was down 5.3%.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of the benchmark.

     As of September 30, 2004, the Russell 1000 Value Index had an average annual return of 4.31% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 39

Large-Cap Value Index Fund | Value Stocks of Larger U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

Special Investment Risks

The fund is subject to style risk in that value investing may fall out of favor with investors. In addition, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. Also, the fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004			Ticker Symbol: TILVX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Large-Cap Value Index Fund
Institutional Class	20.25%	22.18%	49.36%
Benchmark:
Russell 1000 Value Index[2]	20.52	22.39	49.88
Peer group:
Morningstar Large Value	16.86	19.72	43.51

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.

[1]	Inception date: 10/1/2002

[2]	Russell 1000 is a trademark and service mark of the Frank Russell Company.

40 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $14,936 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 17.07%, for the quarter ended June 30, 2003
Worst quarter: –4.79%, for the quarter ended March 31, 2003

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 41

Large-Cap Value Index Fund | Value Stocks of Larger U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Large-Cap Value Index Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$994.40	$0.40
5% annual hypothetical return	1,000.00	1,024.59 [b]	0.41

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.08%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.

[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$142.25 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	86.22
Middle: $1 billion–$5 billion	13.71
Small: Under $1 billion	0.07

Total	100.00

42 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Equity Index Fund | U.S. Stocks

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Equity Index Fund returned 14.17% for the Institutional Share Class. The fund’s benchmark, the Russell 3000® Index, returned 14.26% for the period, versus the 12.22% average return of similar funds, as measured by the Morningstar Large Blend category.

U.S. stocks surge, then retreat

Most of the rise in the Russell 3000 occurred early in the reporting period. The index advanced 12.43% in the fourth quarter of 2003, with eleven of its twelve industry sectors posting double-digit gains. Sector returns for the quarter ranged from 8.5% for health care to 21.9% for materials and processing.

     In the first two quarters of 2004, stock prices softened, and the index fell into negative territory in the third quarter, posting a 1.90% loss. The drop reflected soaring oil prices, terrorism fears, and mixed U.S. economic signals. The decline was broad based. Only six of the twelve sectors of the index produced positive returns for the third quarter. The strongest showings came from the integrated oils sector, up 11.0%, and from non-oil energy stocks, which rose 10.0%. Technology fared the worst, dropping 10.2%.

     For the twelve-month period, the largest contributions to overall performance came from the financial sector, which makes up 23% of the index and rose 16.5%, and from the consumer discretionary sector, which represents more than 14% of the index and climbed 13.4%.

Value tops growth, and mid caps outperform the market

During the period, value stocks as a group far surpassed growth stocks. The Russell 3000 Value Index gained 20.89%, while the Russell 3000 Growth Index rose only 7.82%. Market capitalization was also an important differentiating factor. The Russell Mid-cap® Index advanced 20.55%, outperforming both the 18.77% return of the small-cap Russell 2000® Index and the 13.90% return of the predominantly large-cap Russell 1000® Index.

     U.S. stocks lagged foreign issues over the twelve-month period. The Morgan Stanley EAFE® Index, which tracks stocks in Europe and the Pacific region, including Australia and New Zealand, rose 22.08%, helped by the strength of the pound, yen, and euro versus the dollar.

     During the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 43

Equity Index Fund | U.S. Stocks

Investment Objective

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

Special Investment Risks

Although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. In addition, the fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of 9/30/2004				Ticker Symbol: TIEIX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	since inception[1]	5 years	since inception[1]

Equity Index Fund
Institutional Class	14.17%	–0.25%	–1.53%	–1.25%	–7.77%
Benchmark:
Russell 3000 Index[2]	14.26	–0.10	–1.38	–0.49	–7.05
Peer group:
Morningstar Large Blend	12.22	–0.95	–2.08	–4.66	–9.57

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
______
[1]	Inception date: 7/1/1999

[2]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

44 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $9,223 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 16.22%, for the quarter ended June 30, 2003
Worst quarter: –17.24%, for the quarter ended September 30, 2002

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 45

Equity Index Fund | U.S. Stocks

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Equity Index Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$994.40	$0.40
5% annual hypothetical return	1,000.00	1,024.59 [b]	0.41

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.08%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.

[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	7/1/1999

Net Assets (9/30/2004)	$766.71 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	80.38
Middle: $1 billion–$5 billion	14.55
Small: Under $1 billion	5.07

Total	100.00

46 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

S&P 500 Index Fund | Stocks of Larger U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The S&P 500 Index Fund returned 13.63% for the Institutional Share Class. During the period, the fund’s benchmark, the S&P 500® Index, returned 13.87%, versus the 12.22% average return of similar funds, as measured by the Morningstar Large Blend category.

Large caps rally, then stumble

Gains for the large-cap stocks of the S&P 500 Index were concentrated in the first half of the period; during the six months from October 2003 through March 2004, the S&P 500 Index rose 14.08%, versus the 14.94% gain of the Russell 3000® Index, which measures the broad U.S. stock market.

     The higher return of the Russell 3000 was lifted by the 21.69% surge of the small-cap Russell 2000® Index and the 19.83% increase of the Russell Midcap® Index. These two categories made up about one-third of the Russell 3000, in terms of market capitalization, at the end of September. For the twelve-month period ended September 30, 2004, the Russell 3000 returned 14.26%.

     During the twelve-month period, within the S&P 500, value stocks provided the strongest gains. The S&P 500/Barra Value Index soared 20.47%, while the S&P 500/Barra Growth Index returned 7.52%.

     During the six months from April through September, many stock prices fell, reflecting a variety of investor concerns, including the handover of power in Iraq and the question of how much the Federal Reserve would raise interest rates. The S&P 500 lost 0.18%, and the Russell 3000 dropped 0.60%.

The year’s gains are broad-based

For the year ended September 30, 2004, nine of the ten industry sectors of the index posted gains; only information technology, which was down 5.8%, posted a loss. The three largest gains by sector were 43.5% for energy, 19.1% for telecommunications, and 18.3% for utilities.

     During the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 47

S&P 500 Index Fund | Stocks of Larger U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

Special Investment Risks

Although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. In addition, the fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the fund’s performance will match that of its index for any period of time. An investment in securities of larger companies carries with it the risk that the company (and its earnings) may grow more slowly than the economy as a whole, or not at all. Also, larger companies may fall out of favor with the investing public for reasons unrelated to their businesses or economic fundamentals.

The Fund’s Benchmark

The S&P 500® Index includes a representative sample of 500 leading companies in leading industries of the U.S. economy. You cannot invest directly in this index.

Performance as of 9/30/2004			Ticker Symbol: TISPX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

S&P 500 Index Fund
Institutional Class	13.63%	18.79%	41.17%
Benchmark:
Russell 1000 Value Index[2]	13.87	18.99	41.65
Peer group:
Morningstar Large Value	12.22	16.77	36.50

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.

[1]	Inception date: 10/1/2002

[2]	S&P 500 Index is a registered trademark and a service mark of the McGraw-Hill Companies, Inc.

48 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $14,117 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 15.30%, for the quarter ended June 30, 2003
Worst quarter: –3.18%, for the quarter ended March 31, 2003

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 49

S&P 500 Index Fund | Stocks of Larger U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	S&P 500 Index Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value		Expenses Paid[a]
	(4/1/04)	(9/30/04)		(4/1/04–9/30/04)

Actual return	$1,000.00	$996.90		$0.40
5% annual hypothetical return	1,000.00	1,024.59	[b]	0.41

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.08%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.

[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$167.62 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	96.12
Middle: $1 billion–$5 billion	3.85
Small: Under $1 billion	0.03

Total	100.00

50 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Growth Index Fund | Growth Stocks of Medium-Sized U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Mid-Cap Growth Index Fund returned 13.50% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell Midcap® Growth Index, returned 13.68%, versus the 11.06% average return of similar funds, as measured by the Morningstar Mid-Cap Growth category.

Growth stocks trail the market

Growth stocks as a group lagged value issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended September 30, 2004, the Russell 3000® Growth Index, which tracks growth stocks of all sizes, gained 7.82%, while the Russell 3000 Value Index surged 20.89%. Both indexes are subsets of the Russell 3000, which tracks U.S. stocks of all sizes and which posted a 14.26% return for the year.

     Within the growth category, the 13.68% return of the Russell Midcap Growth Index outpaced both the 11.92% rise in the small-cap Russell 2000® Growth Index and the 7.51% return of the predominantly large-cap Russell 1000® Growth Index.

Ten of twelve sectors score gains

Ten of the twelve sectors of the Russell Midcap Growth Index rose during the twelve-month period. The largest contributions to performance came from the consumer discretionary goods, health care, and non-oil energy sectors. The technology sector, which makes up nearly one-fifth of the index, posted a loss of 2.5% for the period.

     During the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     As of September 30, 2004, the Russell Midcap Growth Index had an average annual return of 0.63% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 51

Mid-Cap Growth Index Fund | Growth Stocks of Medium-Sized U.S. Companies

Investment Objective

The fund seeks a favorable long-term return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on a market index.

Special Investment Risks

Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Also, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Growth Index represents those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004			Ticker Symbol: TIMGX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Mid-Cap Growth Index Fund
Institutional Class	13.50%	25.41%	57.36%
Benchmark:
Russell Midcap Growth Index[2]	13.68	25.61	57.89
Peer group:
Morningstar Mid-Cap Growth	11.06	18.90	41.68

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
___
[1]	Inception date: 10/1/2002
[2]	Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

52 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,736 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 18.65%, for the quarter ended June 30, 2003
Worst quarter: –4.39%, for the quarter ended September 30, 2004

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 53

Mid-Cap Growth Index Fund | Growth Stocks of Medium-Sized U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Mid-Cap Growth Index Fund (Institutional Class)—Expense Example

	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$ 966.20	$0.39
5% annual hypothetical return	1,000.00	1,024.59 [b]	0.41

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.08%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower. [b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$23.89 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	46.93
Middle: $1 billion–$5 billion	52.42
Small: Under $1 billion	0.65

Total	100.00

54 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Value Index Fund | Value Stocks of Medium-Sized U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Mid-Cap Value Index Fund returned 25.36% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell Midcap® Value Index, returned 25.62%, versus the 20.89% average return of similar funds, as measured by the Morningstar Mid-Cap Value category.

Value stocks shine

Value stocks as a group strongly outperformed growth issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended September 30, 2004, the Russell 3000® Value Index surged 20.89%, while the Russell 3000 Growth Index gained 7.82%. Both indexes are subsets of the Russell 3000, which tracks U.S. stocks of all sizes and which posted a 14.26% return for the year.

     Within the value category, small caps led the way, posting a 25.66% gain, as measured by the Russell 2000® Value Index, but the return of mid-cap value issues was close behind. The predominantly large-cap Russell 1000® Value Index posted a significantly lower, but still impressive, 20.52% return.

Mid-cap value issues enjoy a broad advance

Gains for mid-cap value stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when the Russell Midcap Value Index soared 15.22%. For the year ended September 30, 2004, eleven of the twelve index sectors had double-digit gains. The three sectors that had the largest effect on performance were financials, materials and processing, and consumer discretionary goods.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of the benchmark.

     As of September 30, 2004, the Russell Midcap Value Index had an average annual return of 11.47% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 55

Mid-Cap Value Index Fund | Value Stocks of Medium-Sized U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on a market index.

Special Investment Risks

Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, the fund is subject to style risk in that value investing may fall out of favor with investors. Also, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Value Index represents those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004			Ticker Symbol: TMVIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Mid-Cap Value Index Fund
Institutional Class	25.36%	26.74%	60.72%
Benchmark:
Russell Midcap Value Index[2]	25.62	26.91	61.17
Peer group:
Morningstar Mid-Cap Value	20.89	22.71	50.98

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
___
[1]	Inception date: 10/1/2002
[2]	Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

56 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,072 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 17.83%, for the quarter ended June 30, 2003
Worst quarter: –4.05%, for the quarter ended March 31, 2003

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 57

Mid-Cap Value Index Fund | Value Stocks of Medium-Sized U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Mid-Cap Value Index Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,033.40	$0.41
5% annual hypothetical return	1,000.00	1,024.59 [b]	0.41

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.08%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$37.01 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	57.76
Middle: $1 billion–$5 billion	40.83
Small: Under $1 billion	1.41

Total	100.00

58 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Blend Index Fund | Growth and Value Stocks of Medium-Sized U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Mid-Cap Blend Index Fund returned 20.39% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell Midcap® Index, returned 20.55%, versus the 17.40% average return of similar funds, as measured by the Morningstar Mid-Cap Blend category.

Mid caps lead other stocks for the period

Mid-cap stocks as a group strongly outpaced the overall U.S. stock market, which rose 14.26%, as measured by the Russell 3000® Index. Mid caps also beat the predominantly large-cap Russell 1000® Index, which returned 13.90% for the period, and the small-cap Russell 2000® Index, which gained 18.77%.

     Most of the advance in the Russell Midcap Index was recorded in the first half of the reporting period. The index climbed 13.97% in the fourth quarter of 2003, ahead of the 12.43% return posted by the Russell 3000. In the first quarter of 2004, mid caps rose another 5.14%, while the Russell 3000 returned 2.23%.

     From April through September, U.S. stock performance stagnated, then turned slightly negative, with mid caps down 0.84% in the third quarter. Their loss, however, was less than that of the Russell 3000, which dropped 1.90%.

All twelve sectors score gains

Every sector of the Russell Midcap Index rose during the twelve-month period. Performance was driven by the 24.7% jump in the financial sector and the 16.4% gain in consumer discretionary goods; these two sectors make up more than 42% of the index. The only sector not to post a double-digit gain was technology, which returned just 3.2%.

     During the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     As of September 30, 2004, the Russell Midcap Index had an average annual return of 8.26% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 59

Mid-Cap Blend Index Fund | Growth and Value Stocks of Medium-Sized U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on a market index.

Special Investment Risks

Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. Also, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, based on total market capitalization. You cannot invest directly in these indexes.

Performance as of 9/30/2004			Ticker Symbol: TRBDX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Mid-Cap Blend Index Fund
Institutional Class	20.39%	26.16%	59.28%
Benchmark:
Russell Midcap Index[2]	20.55	26.40	59.88
Peer group:
Morningstar Mid-Cap Blend	17.40	22.17	49.84

Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
___
[1]	Inception date: 10/1/2002
[2]	Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

60 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,928 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 18.21%, for the quarter ended June 30, 2003
Worst quarter: –2.38%, for the quarter ended March 31, 2003

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 61

Mid-Cap Blend Index Fund | Growth and Value Stocks of Medium-Sized U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Mid-Cap Blend Index Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,005.60	$0.40
5% annual hypothetical return	1,000.00	1,024.59 [b]	0.41

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.08%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$49.71 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	53.72
Middle: $1 billion–$5 billion	45.82
Small: Under $1 billion	0.46

Total	100.00

62 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Small-Cap Growth Index Fund | Growth Stocks of Smaller U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Small-Cap Growth Index Fund returned 11.84% for the Institutional Share Class. The fund’s benchmark, the Russell 2000® Growth Index, returned 11.92%, versus the 11.36% average return of similar funds, as measured by the Morningstar Small Growth category.

Growth stocks trail the market

During the period, small-cap growth stocks as a group trailed the overall U.S. stock market, which returned 14.26%, as measured by the Russell 3000® Index. Growth stocks as a group lagged value issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003).

     For the year ended September 30, 2004, the Russell 3000 Growth Index, which tracks growth stocks of all sizes, gained 7.82%, while the Russell 3000 Value Index surged 20.89%. These indexes are subsets of the Russell 3000.

     Within the growth category, small caps as a group topped the predominantly large-cap Russell 1000® Growth Index, which rose 7.51%, but they trailed the 13.68% jump of the Russell Midcap® Growth Index. Gains for all three indexes were concentrated in the first half of the period and, in particular, in the last quarter of 2003.

Sector returns propel the benchmark

For the year ended September 30, 2004, the only sector of the benchmark to post a loss was technology, which was down 7.4%. The three sectors that had the largest impact on the benchmark’s performance were consumer discretionary goods, health care, and financials.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of the benchmark.

     As of September 30, 2004, the Russell 2000 Growth Index had an average annual return of –0.68% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 63

Small-Cap Growth Index Fund | Growth Stocks of Smaller U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on a market index.

Special Investment Risks

Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Also, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell 2000® Growth Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Growth Index represents those stocks of the Russell 2000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004			Ticker Symbol: TISGX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Small-Cap Growth Index Fund
Institutional Class	11.84%	25.80%	58.37%
Benchmark:
Russell 2000 Growth Index[2]	11.92	25.91	58.62
Peer group:
Morningstar Small Growth	11.36	22.11	49.67

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
___
[1]	Inception date: 10/1/2002
[2]	Russell 2000 is a trademark and service mark of the Frank Russell Company.

64 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,837 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 24.06%, for the quarter ended June 30, 2003
Worst quarter: –5.95%, for the quarter ended September 30, 2004

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 65

Small-Cap Growth Index Fund | Growth Stocks of Smaller U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Growth Index Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$ 940.50	$0.39
5% annual hypothetical return	1,000.00	1,024.59 [b]	0.41

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.08%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$65.45 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Middle: $1 billion–$5 billion	37.53
Small: Under $1 billion	62.47

Total	100.00

66 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Small-Cap Value Index Fund | Growth Stocks of Smaller U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Small-Cap Value Index Fund returned 25.63% for the Institutional Share Class. The fund’s benchmark, the Russell 2000® Value Index, returned 25.66%, versus the 23.91% average return of similar funds, as measured by the Morningstar Small Value category.

Small-cap value shines

During the period, small-cap value stocks as a group strongly outperformed the overall U.S. stock market, which gained 14.26%, as measured by the Russell 3000® Index. Value stocks in general far outpaced growth issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003).

     For the year ended September 30, 2004, the Russell 3000 Value Index, which tracks value stocks of all sizes, climbed 20.89%, while its growth counterpart, the Russell 3000 Growth Index, returned 7.82%. These indexes are subsets of the Russell 3000.

     Within the value category, the 25.66% return of the small-cap Russell 2000 Value Index barely topped the 25.62% advance of the Russell Midcap® Value Index, but easily outperformed the 20.52% rise of the predominantly large-cap Russell 1000® Value Index. Gains for all of these indexes were concentrated in the first half of the period and, in particular, in the last quarter of 2003.

Eleven of twelve sectors post gains

For the twelve-month period, the only sector of the benchmark to post a loss was technology, which was down 1.1%. The three sectors that had the largest effect on the benchmark’s performance were financials, materials and processing, and the non-oil energy category.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     As of September 30, 2004, the Russell 2000 Value Index had an average annual return of 14.71% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index. Among value stocks, small caps were the top performers for the three-, five-, and seven-year periods as of that date.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 67

Small-Cap Value Index Fund | Growth Stocks of Smaller U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on a market index.

Special Investment Risks

Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, the fund is subject to style risk in that value investing may fall out of favor with investors. Also, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell 2000® Value Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Value Index represents those stocks of the Russell 2000 with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004			Ticker Symbol: TISVX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Small-Cap Value Index Fund
Institutional Class	25.63%	28.48%	65.20%
Benchmark:
Russell 2000 Value Index[2]	25.66	28.58	65.45
Peer group:
Morningstar Small Value	23.91	26.65	60.81

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
______
[1]	Inception date: 10/1/2002
[2]	Russell 2000 is a trademark and service mark of the Frank Russell Company.

68 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,520 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 22.63%, for the quarter ended June 30, 2003
Worst quarter: –5.06%, for the quarter ended March 31, 2003

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 69

Small-Cap Value Index Fund | Growth and Value Stocks of Smaller U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Value Index Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,010.10	$0.40
5% annual hypothetical return	1,000.00	1,024.59 [b]	0.41

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.08%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$63.36 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Middle: $1 billion–$5 billion	43.17
Small: Under $1 billion	56.83

Total	100.00

70 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Small-Cap Blend Index Fund | Growth and Value Stocks of Smaller U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Small-Cap Blend Index Fund returned 18.66% for the Institutional Share Class. The fund’s benchmark, the small-cap Russell 2000® Index, returned 18.77%, versus the 20.94% average return of similar funds, as measured by the Morningstar Small Blend category.

Small caps surge in the first half, then stall

During the period, small-cap stocks as a group outperformed the overall U.S. market, which returned 14.26%, as measured by the Russell 3000® Index. Value stocks in general far outpaced growth issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003).

     For the year ended September 30, 2004, the Russell 3000 Value Index, which tracks value stocks of all sizes, climbed 20.89%, while its growth counterpart, the Russell 3000 Growth Index, returned 7.82%. These indexes are subsets of the Russell 3000.

     Within the value category, the 25.66% return of the small-cap Russell 2000 Value Index barely topped the 25.62% advance of the Russell Midcap® Value Index, but easily outperformed the 20.52% rise of the predominantly large-cap Russell 1000® Value Index. Gains for all of these indexes were concentrated in the first half of the period and, in particular, in the last quarter of 2003.

Double-digit gains drive the benchmark’s advance

For the year ended September 30, 2004, the only sector of the benchmark to post a loss was technology, which was down 5.9%. All other eleven sectors delivered double-digit gains, led by the integrated oils category, which jumped 84%. The three sectors that had the largest impact on the benchmark’s performance were financials, materials and processing, and consumer discretionary goods.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     As of September 30, 2004, the Russell 2000 Index had an average annual return of 7.41% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 71

Small-Cap Blend Index Fund | Growth and Value Stocks of Smaller U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic companies based on a market index.

Special Investment Risks

Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, although the fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. You cannot invest directly in these indexes.

Performance as of 9/30/2004			Ticker Symbol: TISBX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Small-Cap Blend Index Fund
Institutional Class	18.66%	27.09%	61.63%
Benchmark:
Russell 2000 Index[2]	18.77	27.29	62.13
Peer group:
Morningstar Small Blend	20.94	25.31	57.54

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
______
[1]	Inception date: 10/1/2002
[2]	Russell 2000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

72 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,163 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 23.22%, for the quarter ended June 30, 2003
Worst quarter: –4.48%, for the quarter ended March 31, 2003

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 73

Small-Cap Blend Index Fund | Growth and Value Stocks of Smaller U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Blend Index Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$ 976.20	$0.40
5% annual hypothetical return	1,000.00	1,024.59 [b]	0.41

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.08%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$129.26 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	3.45
Middle: $1 billion–$5 billion	38.34
Small: Under $1 billion	58.21

Total	100.00

74 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

International Equity Index Fund | Foreign Stocks

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The International Equity Index Fund returned 22.06% for the Institutional Share Class. During the period, the fund’s benchmark, the Morgan Stanley EAFE® Index, returned 22.08%, versus the 19.20% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Strong currencies boost early advances

During the period, foreign stocks, as measured by the EAFE index, which tracks stocks in 21 developed nations, produced substantially higher returns than the Russell 3000® Index, which tracks the broad U.S. market. The returns of foreign stocks were boosted by the dollar’s weakness against the pound, yen, and euro.

     Stocks in many foreign markets and in the United States rallied in the fourth quarter of 2003, when the EAFE index posted a 17.08% gain in dollar terms. The European component of the index, which represents more than two-thirds of its total market capitalization, was up 20.37% for the quarter.

     In the first quarter of 2004, the EAFE added another 4.34% on the strength of a 15.14% surge in its Japanese component. These gains lifted the EAFE’s return to 22.16% for the six months ended March 31.

Currency factors cushion third-quarter losses

Rising oil prices and mixed signals on economic growth contributed to a broad softening of foreign stock prices in the second half of the period. The EAFE’s return for the second quarter of 2004 dropped to 0.22%. In the third quarter, the EAFE slipped into negative territory, posting a 0.28% loss in dollar terms. Results for the quarter varied widely, with U.K. stocks up 2.78% in dollar terms, Japanese stocks down 7.47%, and French stocks returning just 0.02%.

     In terms of its local currencies, the EAFE dropped 1.03% in the third quarter of 2004, but a stronger euro helped reduce this decline. The EAFE’s return for the six months from April through September was –0.06% in dollar terms.

     During the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 75

International Equity Index Fund | Foreign Stocks

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

Special Investment Risks

Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes. In addition, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in 21 developed countries around the world, excluding the United States and Canada. You cannot invest directly in this index.

Performance as of 9/30/2004			Ticker Symbol: TCIEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

International Equity Index Fund
Institutional Class	22.06%	23.91%	53.63%
Benchmark:
Morgan Stanley EAFE Index[2]	22.08	23.99	53.83
Peer group:
Morningstar Foreign Large Blend	19.20	20.49	45.35

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.

[1]	Inception date: 10/1/2002
[2]	EAFE is a trademark of Morgan Stanley Capital International, Inc.

76 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,363 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 19.29%, for the quarter ended June 30, 2003
Worst quarter: –8.09%, for the quarter ended March 31, 2003

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 77

International Equity Index Fund | Foreign Stocks

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	International Equity Index Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,000.70	$0.75
5% annual hypothetical return	1,000.00	1,024.24 [b]	0.76

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.15%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]

Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Diversification Among World Markets

Percent of
Country	Invested Assets

United Kingdom	25.5
Japan	22.2
France	9.3
Switzerland	6.9
Germany	6.7
Australia	5.3
Netherlands	4.7
Italy	3.9
13 Other Nations	15.4
Short-Term Investments	0.1

Total	100.0

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	85.03
Middle: $1 billion–$5 billion	11.89
Small: Under $1 billion	3.08

Total	100.00

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$75.57 million

78 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Real Estate Securities Fund | Real Estate Securities

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Real Estate Securities Fund returned 26.30% for the Institutional Share Class. During the period, the fund’s benchmark, the Dow Jones Wilshire Real Estate Securities Index, returned 26.51%, versus the 25.06% average return of similar funds, as measured by the Morningstar Specialty Real Estate category.

The REIT market surges, reverses, and rebounds

Most of the rise in the real estate investment trust (REIT) market occurred early in the reporting period. The Dow Jones Wilshire Real Estate Securities Index advanced 9.29% in the fourth quarter of 2003 and added 12.11% in the first quarter of 2004. In both quarters, retail properties—regional malls in particular—were the star performers. Apartments were the weakest sector, as historically low interest rates continued to turn renters into home buyers. The office sector lagged as a result of the low rate of job growth in the nation’s economy.

     In the second half of the twelvemonth period, REITs experienced a degree of volatility unprecedented since the modern REITs era began in 1992. The index dropped almost 14% in April alone before staging a powerful comeback and finishing in positive territory for the six-month period ended September 30. For the twelve-month period, the benchmark’s 26.51% return surpassed the 14.26% gain of the Russell 3000® Index, which tracks the broad domestic stock market. For the five-year period ended September 30, 2004, the benchmark’s 18.71% average annual gain trounced the –0.10% average annual return for the Russell.

With REIT prices so high, the fund is positioned defensively

During the first half of the period, the fund outpaced its benchmark, 24.37% to 22.53%, by overweighting retail properties and underweighting apartments, relative to the benchmark’s weightings. During the second half, the fund trimmed its holdings in the retail sector, which appeared overvalued.

     The fund further underweighted positions in the apartment sector and maintained an underweight in the office sector. However, the fund built substantial overweight positions in the mortgage REIT and net lease sectors, two areas that seemed to be fairly priced and tend to hold their value in declining markets. As REIT valuations again became extended at the end of the period, we maintained a portfolio that we believed to be appropriate for prevailing market conditions.

     Throughout the twelve-month period, the fund’s portfolio remained broadly diversified among nine real estate sectors and across three cap sizes.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 79

Real Estate Securities Fund | Real Estate Securities

Investment Objective

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

Special Investment Risks

The fund is not diversified by sector, and this concentration can lead to greater price volatility. In addition, the real estate industry is subject to various risks, including fluctuations in underlying property values, higher expenses or lower income than expected, and potential environmental problems and liabilities.

The Fund’s Benchmark

The Dow Jones Wilshire Real Estate Securities Index tracks the performance of publicly traded real estate securities such as real estate investment trusts and real estate operating companies. Companies in the index generally have a market capitalization of at least $100 million. You cannot invest directly in this index.

Performance as of 9/30/2004			Ticker Symbol: TIREX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Real Estate Securities Fund
Institutional Class	26.30%	28.55%	65.38%
Benchmark:
Dow Jones Wilshire
Real Estate Securities Index	26.51	26.67	60.56
Peer group:
Morningstar Specialty Real Estate	25.06	25.62	58.04

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
______
[1]	Inception date: 10/1/2002

80 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,538 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 15.14%, for the quarter ended June 30, 2003
Worst quarter: –6.12%, for the quarter ended June 30, 2004

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 81

Real Estate Securities Fund | Real Estate Securities

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Real Estate Securities Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,015.60	$0.76
5% annual hypothetical return	1,000.00	1,024.24 [b]	0.76

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.15%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$156.19 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	16.93
Middle: $1 billion–$5 billion	36.10
Small: Under $1 billion	46.97

Total	100.00

82 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Social Choice Equity Fund | Socially Screened Stocks

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Social Choice Equity Fund returned 14.23% for the Institutional Share Class, closely tracking the 14.26% return of its benchmark, the Russell 3000® Index, and well ahead of the 12.22% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments for social criteria, as the fund does.

Social screens affect performance

The fund’s social screens excluded a number of stocks that are large components of the benchmark, in terms of market capitalization. Excluding these stocks produced both positive and negative effects on the fund’s return.

     The exclusion of Citigroup, Pfizer, and Wal-Mart, all three of which performed poorly during the period, helped the fund’s performance, relative to the benchmark’s. However, the positive effects of the screens were partially offset by the exclusion of other stocks that scored large gains during the twelve-month period. These included ExxonMobil, ChevronTexaco, and ConocoPhillips. ExxonMobil was the second-largest holding in the Russell 3000 and contributed more to the performance of the index than any other single stock.

Active risk management adds value

Because its social screens prevent the fund from owning some of the stocks in the Russell 3000 Index, the fund’s managers use statistical techniques to ensure that the risk characteristics of the portfolio closely resemble those of the index. As a result, the fund had overweight holdings, compared with the benchmark, in several stocks that outperformed the benchmark, including railroad company Norfolk Southern and Anadarko Petroleum.

     The positive effect of these holdings on performance was countered by overweight positions in several poorly performing stocks. Among these was Merck, which suffered sizable losses during the period. Underweight positions in several well-performing stocks, including Bank of America, also detracted slightly from relative performance.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 83

Social Choice Equity Fund | Socially Screened Stocks

Investment Objective

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

Special Investment Risks

Because its social screens exclude some investments, the fund may not be able to take advantage of the same opportunities or market trends as funds that do not use such criteria.

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of 9/30/2004				Ticker Symbol: TISCX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	since inception[1]	5 years	since inception[1]

Social Choice Equity Fund
Institutional Class	14.23%	–0.46%	–1.67%	–2.27%	–8.49%
Benchmark:
Russell 3000 Index[2]	14.26	–0.10	–1.38	–0.49	–7.05
Peer group:
Morningstar Large Blend	12.22	–0.95	–2.08	–4.66	–9.57

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html
______
[1]	Inception date: 7/1/1999
[2]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

84 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $9,151 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 16.24%, for the quarter ended June 30, 2003.
Worst quarter: –16.32%, for the quarter ended September 30, 2002.

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 85

Social Choice Equity Fund | Socially Screened Stocks

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Social Choice Equity Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$990.10	$0.40
5% annual hypothetical return	1,000.00	1,024.59 [b]	0.41

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.08%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	7/1/1999

Net Assets (9/30/2004)	$82.78 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	83.63
Middle: $1 billion–$5 billion	11.54
Small: Under $1 billion	4.83

Total	100.00

86 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Bond Fund | Intermediate-Term Bonds

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Bond Fund returned 3.46% for the Institutional Share Class, trailing the 3.68% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, but outpacing the 3.29% average return of similar funds, as measured by the Morningstar Intermediate-Term Bond category.

Volatility reduces returns

During the twelve-month period, the bond market was repeatedly buffeted by mixed signals about the vitality of the U.S. economy. In the fourth quarter of 2003, bond returns were nearly flat as improved economic data sent stocks soaring. The first quarter of 2004 reversed these trends. Slow job growth stalled the stock rally and increased demand for bonds. Ten-year U.S. Treasury notes posted their best returns since the third quarter of 2002.

     In the second quarter, the bond market switched gears again, falling victim to expected increases in short-term interest rates and instability in Iraq. Bond prices deteriorated rapidly, dropping 2.44% by the end of June—one of the worst single-quarter losses for the Lehman index in a decade. Bonds then bounced back in the third quarter of 2004, as the U.S. economy appeared to cool and stock prices fell. However, returns for the Lehman index over the twelve-month period were significantly lower than the 5.41% gain of the previous year.

Strategies change to match the market

In the fourth quarter of 2003, the fund’s holdings were positioned with a neutral weighting in the corporate bond sector. This limited the fund’s ability to benefit from superior returns in that sector, which were surprisingly strong in that quarter.

     The fund adopted a more aggressive strategy in the first quarter of 2004, building an overweight position in corporate bonds that boosted fund performance for the remainder of the twelve-month period. At the same time, the fund took a defensive step by reducing its holdings in mortgage-backed securities, creating a portfolio whose value would decrease less quickly should interest rates increase.

     During the first half of 2004, the fund maintained an average duration that was slightly shorter than that of the benchmark. In midsummer, the duration was raised to the benchmark’s level in response to a slowing U.S. economy. This shift enabled the fund to benefit more fully from the summer’s strong bond rally.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 87

Bond Fund | Intermediate-Term Bonds

Investment Objective

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade, fixed-income securities.

Special Investment Risks

Fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk—that is, interest rate increases can cause bond prices to decline.

The Fund’s Benchmark

The Lehman Brothers U.S. Aggregate Index tracks the performance of the U.S. investment-grade fixed-rate bond market, including government and agency securities, corporate bonds, and mortgage-backed and asset-backed securities. You cannot invest directly in this index.

Performance as of 9/30/2004				Ticker Symbol: TIBDX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	since inception[1]	5 years	since inception[1]

Bond Fund
Institutional Class	3.46%	7.56%	7.32%	44.05%	45.01%
Benchmark:
Lehman Brothers U.S. Aggregate Index	3.68	7.47	7.24	43.43	44.40
Peer group:
Morningstar Intermediate-Term Bond	3.29	6.59	6.32	37.57	38.17

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
______
[1]	Inception date: 7/1/1999

88 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $14,501 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 5.02%, for the quarter ended September 30, 2001
Worst quarter: –2.31%, for the quarter ended June 30, 2004

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 89

Bond Fund | Intermediate-Term Bonds

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Bond Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,006.90	$0.70
5% annual hypothetical return	1,000.00	1,024.29 [b]	0.71

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.14%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	7/1/1999
Net Assets (9/30/2004)	$931.39 million

Holdings by Market Sector (as of 9/30/2004)

Government mortgage-backed securities	33.3%
U.S. Treasury securities	27.8
Corporate bonds	25.2
U.S. agency securities	9.2
Asset-backed securities	1.9
Short-term investments	1.6
Yankees[1]	1.0

Total	100.0

[1] Foreign government and corporate bonds denominated in U.S. dollars

Risk Characteristics*:
Bond Fund vs. Benchmark (as of 9/30/2004)

		Option-Adjusted
	Average Maturity	Duration
Measure	(in years)	(in years)

Bond Fund	6.97	4.44
Lehman Brothers U.S.
Aggregate Index	7.24	4.45

* As calculated using an analytical model developed by CMS BondEdge, a widely recognized risk analytic software package

About Maturity and Duration

The maturity date is the date on which the principal amount of a note, bond, or other debt instrument becomes due or payable. Duration is measured in years and indicates the sensitivity of a bond to changes in interest rates: the lower the duration, the lower the bond’s potential volatility and vice versa. We seek to keep this portfolio’s average duration similar to the benchmark’s.

90 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Inflation-Linked Bond Fund | Inflation-Linked Bonds

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Inflation-Linked Bond Fund returned 7.36% for the Institutional Share Class, closely tracking the 7.52% gain of the fund’s benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index.

TIPS remain star performers in the bond market

During the twelve-month period, the return of the Lehman TIPS index was more than double the 3.68% return of the Lehman Brothers U.S. Aggregate Index, which tracks a broad range of government, corporate, and mortgage-backed bonds in the United States.

     Year-over-year inflation as measured by the Consumer Price Index for All Urban Consumers (CPI-U) was 2.5% in September. With inflation so low and with interest rates at historically low levels, the real returns of TIPS (returns minus inflation) continued to produce superior relative performance.

     These impressive results, however, masked increased volatility in the inflation-linked bond market. Most of the benchmark’s advance occurred during the first half of the period, October 2003 through March 2004, when the Lehman TIPS index rose 6.86%. In the second quarter of 2004, the index gave up many of those gains, posting a 3.10% loss. The year’s third quarter saw a 3.84% return, producing a 0.62% return for the second half of the period and a 7.52% gain for the twelve-month period.

Changing conditions require adjustments to the portfolio

During the fourth quarter of 2003, the fund’s performance, relative to the benchmark’s, was aided by a larger-than-benchmark weighting in the 30-year TIP bond. Returns for the first quarter of 2004 were slightly depressed by a holding in the 2032 TIP bond that was underweight, relative to the benchmark. This prevented the fund from fully benefiting when that security’s price increased, driven by strong demand from new buyers, including pension and endowment funds.

     The fund moved to a market weighting in the 2032 TIP bond later in March as demand continued unabated. For the first six months of the period, the fund returned 6.77%, slightly lagging the return of the benchmark.

     For the second and third quarters of 2004, the fund’s composition and duration were similar to those of its benchmark, and for that six-month period, the fund’s 0.55% return closely matched the 0.62% return of the index.

     As of September 30, 2004, the fund’s duration of 8.78 years was nearly identical to the 8.79 years for the benchmark.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 91

Inflation-Linked Bond Fund | Inflation-Linked Bonds

Investment Objective

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.

Special Investment Risks

Fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk—that is, interest rate increases can cause bond prices to decline.

The Fund’s Benchmark

The Lehman Brothers U.S. TIPS (Treasury Inflation-Protected Securities) Index tracks the performance of inflation-protected securities issued by the U.S. Treasury with at least one year to maturity and $200 million in par amount outstanding. You cannot invest directly in this index.

Performance as of 9/30/2004			Ticker Symbol: TIILX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Inflation-Linked Bond Fund
Institutional Class	7.36%	7.08%	14.69%
Benchmark:
Lehman Brothers U.S. Treasury
Inflation-Protected Securities Index	7.52	7.37	15.30
Salomon Smith Barney
Inflation-Linked Securities Index[2]	7.23	7.30	15.16

Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.

______
[1]	Inception date: 10/1/2002
[2]	This was the fund’s benchmark through September 30, 2003.

92 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $11,469 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 5.06%, for the quarter ended March 31, 2004
Worst quarter: –3.14%, for the quarter ended June 30, 2004

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 93

Inflation-Linked Bond Fund | Inflation-Linked Bonds

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Inflation-Linked Bond Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,005.50	$0.70
5% annual hypothetical return	1,000.00	1,024.29 [b]	0.71

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.14%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (9/30/2004)	$382.31 million

Portfolio Composition by Maturity
(as of 9/30/2004)

Percent of
Net Assets

3–10 Year Bonds	71.3
Over-21-Year Bonds	28.6
Cash or Cash Equivalents	0.1

Total	100.0

94 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Money Market Fund | Cash Equivalents

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Money Market Fund returned 1.10% for the Institutional Share Class, outperforming the 0.61% gain of its benchmark, the iMoney Net Money Fund Report AveragesTM—All Taxable.

     When the performance period began on October 1, 2003, the federal funds rate stood at a record low 1%, and it remained there through the last day of June. Although many market participants expected interest rates to rise steadily in 2004, a weak nonfarm payroll report for February pushed the likelihood of a federal funds rate increase farther into the future.

     Dramatic improvement in nonfarm payroll reports for March and April rekindled expectations of a near-term rise in rates. Those expectations proved on target when the Federal Reserve boosted short-term rates by 0.25 percentage points on June 30. An increase in August and another in September brought the federal funds rate to 1.75% at the end of the third quarter.

Asset allocation drives outperformance

During the fourth quarter of 2003 and the first quarter of 2004, a relatively flat LIBOR (London Interbank Offered Rate) curve and a sparse inventory of investment product placed a premium on relative-value investing. (LIBOR is the rate of interest that banks pay to borrow money from one another on the London market. The prices of many money market securities are based on the LIBOR curve.) The LIBOR curve steepened during the second quarter of 2004, boosting the supply of short-term debt securities.

     Against this backdrop, the fund invested primarily in commercial paper, which constituted 68.4% of holdings, with nearly equal distribution between the corporate and asset-backed segments of the market.

     Given the lack of relative value in high-credit-quality offerings, the fund also continued to invest heavily in government agency securities, with 25.8% of assets devoted to that sector. Certificates of deposit and domestic and foreign bank notes made up 4.7% of portfolio holdings. We allocated just 1.1% of the portfolio to floating-rate investments.

     During the period, the weighted average maturity of the fund fluctuated between 31 and 69 days.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 95

Money Market Fund | Cash Equivalents

Investment Objective

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

Special Investment Risks

Investments in the Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in this fund.

The Fund’s Benchmark

The iMoneyNet Money Fund Report AveragesTM—All Taxable is a simple average of over 1,000 taxable money market funds. You cannot invest directly in this index.

Average Maturity (as of 9/28/2004)

Days

Money Market Fund	45
iMoneyNet Money Fund Report
Averages—All Taxable	43

Net Annualized Yield (for the 7 days ending 9/28/2004)

	Current Yield	Effective Yield

Money Market Fund	1.54%	1.55%
iMoneyNet Money Fund
Report Averages—
All Taxable	1.09%	1.10%

Performance as of 9/30/2004					Ticker Symbol: TCIXX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	since inception[1]	5 years	since inception[1]

Money Market Fund
Institutional Class	1.10%	3.10%	3.20%	16.50%	17.99%
Benchmark:
iMoneyNet Money Fund
Report Averages—All Taxable	0.61	2.64	2.73	13.79	15.11

*	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html.
______
[1]	Inception date: 7/1/1999

96 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $11,799 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Institutional Class

Best quarter: 1.65%, for the quarter ended December 31, 2000
Worst quarter: 0.25%, for the quarter ended March 31, 2004

___
* Partial year

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 97

Money Market Fund | Cash Equivalents

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Money Market Fund (Institutional Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,006.00	$0.45
5% annual hypothetical return	1,000.00	1,024.54 [b]	0.46

[a]	Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.09%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b]	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Institutional Class	7/1/1999

Net Assets (9/30/2004)	$179.77 million

Asset Allocation (as of 9/30/2004)

Percent of
Net Assets

Commercial paper	68.4
U.S. government agency securities	25.8
Certificates of deposit	4.7
Floating-rate security	1.1

Total	100.0

Growth Equity Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	ISSUER	SHARES	VALUE	ASSETS

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES		$ 534,409	0.58%

	APPAREL AND OTHER TEXTILE PRODUCTS
	Polo Ralph Lauren Corp	16,088	585,121	0.63

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS		585,121	0.63

	BUILDING MATERIALS AND GARDEN SUPPLIES		635,569	0.69

	BUSINESS SERVICES
	Adobe Systems, Inc	18,235	902,085	0.97
	Automatic Data Processing, Inc	17,448	720,951	0.78
	Microsoft Corp	94,423	2,610,796	2.82
	SAP AG. (Spon ADR)	25,279	984,617	1.06
*	Symantec Corp	22,104	1,213,068	1.31
*	Yahoo!, Inc	30,576	1,036,832	1.12
	Other Securities		2,499,669	2.71

	TOTAL BUSINESS SERVICES		9,968,018	10.77

	CHEMICALS AND ALLIED PRODUCTS
*	Biogen Idec, Inc	13,546	828,609	0.90
*	Forest Laboratories, Inc	21,177	952,541	1.03
*	Gilead Sciences, Inc	35,566	1,329,457	1.44
	Gillette Co	31,311	1,306,921	1.41
	Lilly (Eli) & Co	24,731	1,485,097	1.60
	Pfizer, Inc	101,586	3,108,532	3.36
	Procter & Gamble Co	62,263	3,369,674	3.64
	Schering-Plough Corp	59,017	1,124,864	1.22
	Other Securities		3,541,173	3.81

	TOTAL CHEMICALS AND ALLIED PRODUCTS		17,046,868	18.41

	COMMUNICATIONS		861,336	0.93

	DEPOSITORY INSTITUTIONS		603,328	0.65

	EATING AND DRINKING PLACES		346,949	0.37

	EDUCATIONAL SERVICES		921,496	1.00

	ELECTRIC, GAS, AND SANITARY SERVICES		172,379	0.19

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Intel Corp	54,746	1,098,205	1.19
	Maxim Integrated Products, Inc	19,434	821,864	0.89
	Motorola, Inc	92,461	1,667,996	1.80
	Qualcomm, Inc	60,505	2,362,115	2.55
	Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	175,653	1,254,162	1.35
	Other Securities		2,363,255	2.55

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		9,567,597	10.33

	ENGINEERING AND MANAGEMENT SERVICES
	Accenture Ltd (Class A)	42,614	1,152,709	1.25
	Monsanto Co	30,765	1,120,461	1.21
	Other Securities		72,271	0.07

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		2,345,441	2.53

	FABRICATED METAL PRODUCTS		106,121	0.11

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 99

Growth Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	FOOD AND KINDRED PRODUCTS
	PepsiCo, Inc	39,654	$ 1,929,167	2.08%
	Other Securities		1,542,278	1.67

	TOTAL FOOD AND KINDRED PRODUCTS		3,471,445	3.75

	FURNITURE AND FIXTURES		56,038	0.06

	FURNITURE AND HOMEFURNISHINGS STORES
	Bed Bath & Beyond, Inc	31,720	1,177,129	1.27

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES		1,177,129	1.27

	GENERAL MERCHANDISE STORES
*	Kohl’s Corp	21,938	1,057,192	1.14
	Target Corp	30,157	1,364,604	1.47
	Wal-Mart Stores, Inc	38,288	2,036,922	2.21

	TOTAL GENERAL MERCHANDISE STORES		4,458,718	4.82

	HEALTH SERVICES
	Express Scripts, Inc	14,629	955,859	1.04
	Other Securities		688,042	0.74

	TOTAL HEALTH SERVICES		1,643,901	1.78

	HOLDING AND OTHER INVESTMENT OFFICES
	iShares Russell 1000 Growth Index Fund	30,423	1,375,120	1.49

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		1,375,120	1.49

	HOTELS AND OTHER LODGING PLACES
	Starwood Hotels & Resorts Worldwide, Inc	25,872	1,200,978	1.30

	TOTAL HOTELS AND OTHER LODGING PLACES		1,200,978	1.30

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	19,560	1,564,213	1.69
	Baker Hughes, Inc	17,244	753,908	0.81
	Cisco Systems, Inc	114,083	2,064,902	2.23
	Dell, Inc	69,787	2,484,417	2.68
*	Network Appliance, Inc	32,888	756,424	0.82
	Other Securities		122,967	0.14

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		7,746,831	8.37

	INSTRUMENTS AND RELATED PRODUCTS
	Biomet, Inc	15,842	742,673	0.80
	Guidant Corp	17,345	1,145,464	1.24
	Medtronic, Inc	43,041	2,233,828	2.42
*	St. Jude Medical, Inc	22,897	1,723,457	1.86
*	Zimmer Holdings, Inc	12,800	1,011,712	1.09

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		6,857,134	7.41

	INSURANCE AGENTS, BROKERS AND SERVICE		575,752	0.62

	INSURANCE CARRIERS
	American International Group, Inc	39,366	2,676,494	2.89
	Other Securities		531,028	0.57

	TOTAL INSURANCE CARRIERS		3,207,522	3.46

100 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Growth Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	MISCELLANEOUS MANUFACTURING INDUSTRIES			$ 194,009	0.21%

	MISCELLANEOUS RETAIL
	eBay, Inc		16,826	1,546,982	1.67
	Staples, Inc		26,675	795,449	0.86

		TOTAL MISCELLANEOUS RETAIL		2,342,431	2.53

	MOTION PICTURES
*	Time Warner, Inc		68,348	1,103,137	1.19

		TOTAL MOTION PICTURES		1,103,137	1.19

	NONDEPOSITORY INSTITUTIONS
	American Express Co		46,544	2,395,154	2.59
	MBNA Corp		42,114	1,061,273	1.15
	Other Securities			580,648	0.62

		TOTAL NONDEPOSITORY INSTITUTIONS		4,037,075	4.36

	OIL AND GAS EXTRACTION			350,242	0.38

	PERSONAL SERVICES			206,289	0.22

	PRINTING AND PUBLISHING
	News Corp Ltd (Spon ADR)		27,588	864,332	0.93

		TOTAL PRINTING AND PUBLISHING		864,332	0.93

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			2	0.00

	SECURITY AND COMMODITY BROKERS
	Goldman Sachs Group, Inc		13,624	1,270,302	1.37

	TOTAL SECURITY AND COMMODITY BROKERS			1,270,302	1.37

	TRANSPORTATION BY AIR			163,100	0.18

	TRANSPORTATION EQUIPMENT
	United Technologies Corp		17,143	1,600,813	1.73
	Other Securities			784,963	0.85

		TOTAL TRANSPORTATION EQUIPMENT		2,385,776	2.58

	TRUCKING AND WAREHOUSING
	United Parcel Service, Inc (Class B)		9,104	691,176	0.75

		TOTAL TRUCKING AND WAREHOUSING		691,176	0.75

	WATER TRANSPORTATION			891,944	0.96

	WHOLESALE TRADE-DURABLE GOODS
	Johnson & Johnson		39,433	2,221,260	2.40

	TOTAL WHOLESALE TRADE-DURABLE GOODS			2,221,260	2.40

	WHOLESALE TRADE-NONDURABLE GOODS			96,073	0.10

		TOTAL COMMON STOCKS	(Cost $93,551,291)	92,282,348	99.68

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 101

Growth Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
ISSUER		SHARES	VALUE	ASSETS

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Farm Credit Bank (FFCB)	1.230%, 10/01/04	$450,000	$ 449,979	0.49%

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			449,979	0.49

	TOTAL SHORT-TERM INVESTMENTS	(Cost $449,979)	449,979	0.49

	TOTAL PORTFOLIO	(Cost $94,001,270)	92,732,327	100.17
	OTHER ASSETS & LIABILITIES, NET		(156,552)	(0.17)

	NET ASSETS		$92,575,775	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $95,421,175. Net unrealized depreciation of portfolio investments aggregated $2,688,848 of which $6,112,447 related to appreciated portfolio investments and $8,801,295 related to depreciated portfolio investments.

102 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	ELECTRIC, GAS, AND SANITARY SERVICES		$ 311	0.00%

	TOTAL PREFERRED STOCKS	(Cost $248)	311	0.00

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		328,476	0.05

	APPAREL AND ACCESSORY STORES		2,471,486	0.37

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	97,839	3,835,289	0.58
	Lowe’s Cos	135,867	7,384,371	1.12

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		11,219,660	1.70

	BUSINESS SERVICES
	Microsoft Corp	665,117	18,390,485	2.78
*	Oracle Corp	326,489	3,682,796	0.56
	Other Securities		17,078,734	2.58

	TOTAL BUSINESS SERVICES		39,152,015	5.92

	CHEMICALS AND ALLIED PRODUCTS
	Air Products & Chemicals, Inc	63,080	3,430,290	0.52
*	Amgen, Inc	77,894	4,415,032	0.67
	Lilly (Eli) & Co	91,661	5,504,243	0.83
	Merck & Co, Inc	142,957	4,717,581	0.71
	Pfizer, Inc	494,394	15,128,456	2.29
	Procter & Gamble Co	291,508	15,776,413	2.39
	Other Securities		21,384,994	3.22

	TOTAL CHEMICALS AND ALLIED PRODUCTS		70,357,009	10.63

	COMMUNICATIONS
*	Comcast Corp (Class A)	135,973	3,839,878	0.58
	SBC Communications, Inc	199,618	5,180,087	0.78
	Verizon Communications, Inc	177,731	6,999,047	1.06
	Viacom, Inc (Class B)	109,782	3,684,284	0.56
	Other Securities		15,396,094	2.33

	TOTAL COMMUNICATIONS		35,099,390	5.31

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp	266,186	11,533,839	1.74
	Citigroup, Inc	335,843	14,817,393	2.24
	JPMorgan Chase & Co	228,411	9,074,769	1.37
	U.S. Bancorp	311,121	8,991,397	1.36
	Wells Fargo & Co	105,643	6,299,492	0.95
	Other Securities		16,945,182	2.57

	TOTAL DEPOSITORY INSTITUTIONS		67,662,072	10.23

	EATING AND DRINKING PLACES		6,463,934	0.98

	ELECTRIC, GAS, AND SANITARY SERVICES		18,204,102	2.75

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 103

Growth & Income Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	General Electric Co	687,903	$ 23,099,783	3.49%
	Intel Corp	386,986	7,762,939	1.17
	Motorola, Inc	203,133	3,664,519	0.55
	Qualcomm, Inc	143,550	5,604,192	0.85
	Other Securities		16,395,395	2.49

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		56,526,828	8.55

	ENGINEERING AND MANAGEMENT SERVICES
*	Accenture Ltd (Class A)	133,952	3,623,402	0.55
	Monsanto Co	140,962	5,133,836	0.78
	Other Securities		372,183	0.05

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		9,129,421	1.38

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc	61,652	5,744,117	0.87
	Other Securities		3,729,243	0.56

	TOTAL FABRICATED METAL PRODUCTS		9,473,360	1.43

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	157,346	6,301,707	0.95
	PepsiCo, Inc	190,959	9,290,155	1.40
	Other Securities		8,217,054	1.25

	TOTAL FOOD AND KINDRED PRODUCTS		23,808,916	3.60

	FOOD STORES		1,707,486	0.26

	FORESTRY		1,148,708	0.17

	FURNITURE AND FIXTURES		467,004	0.07

	FURNITURE AND HOMEFURNISHINGS STORES		4,402,876	0.67

	GENERAL BUILDING CONTRACTORS		941,374	0.14

	GENERAL MERCHANDISE STORES
	Target Corp	136,634	6,182,689	0.93
	Wal-Mart Stores, Inc	271,771	14,458,217	2.19
	Other Securities		6,203,611	0.94

	TOTAL GENERAL MERCHANDISE STORES		26,844,517	4.06

	HEALTH SERVICES		3,421,425	0.52

	HOLDING AND OTHER INVESTMENT OFFICES		4,074,598	0.62

	HOTELS AND OTHER LODGING PLACES		1,449,733	0.22

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	47,311	3,783,461	0.57
*	Cisco Systems, Inc	483,112	8,744,327	1.32
*	Dell, Inc	295,605	10,523,538	1.59
d	International Business Machines Corp	81,720	7,006,673	1.06
	Other Securities		13,921,171	2.11

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		43,979,170	6.65

104 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	75,142	$ 3,899,870	0.59%
*	St. Jude Medical, Inc	70,735	5,324,223	0.81
	Other Securities		11,123,676	1.68

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		20,347,769	3.08

	INSURANCE AGENTS, BROKERS AND SERVICE		628,557	0.10

	INSURANCE CARRIERS
	American International Group, Inc	170,045	11,561,360	1.75
	Safeco Corp	124,557	5,686,027	0.86
	Other Securities		16,725,882	2.52

	TOTAL INSURANCE CARRIERS		33,973,269	5.13

	LEATHER AND LEATHER PRODUCTS		1,788,130	0.27

	METAL MINING		1,286,773	0.19

	MISCELLANEOUS MANUFACTURING INDUSTRIES		570,996	0.09

	MISCELLANEOUS RETAIL
*	eBay, Inc	41,298	3,796,938	0.57
	Other Securities		342,262	0.06

	TOTAL MISCELLANEOUS RETAIL		4,139,200	0.63

	MOTION PICTURES
*	Time Warner, Inc	365,477	5,898,799	0.89
	Other Securities		2,789,909	0.42

	TOTAL MOTION PICTURES		8,688,708	1.31

	NONDEPOSITORY INSTITUTIONS
	American Express Co	169,858	8,740,893	1.32
	Fannie Mae	135,713	8,604,204	1.30
	MBNA Corp	239,944	6,046,589	0.91
	Other Securities		970,902	0.15

	TOTAL NONDEPOSITORY INSTITUTIONS		24,362,588	3.68

	OIL AND GAS EXTRACTION		5,162,622	0.78

	PAPER AND ALLIED PRODUCTS		2,298,423	0.35

	PERSONAL SERVICES		66,844	0.01

	PETROLEUM AND COAL PRODUCTS
	ConocoPhillips	66,786	5,533,220	0.84
	ExxonMobil Corp	512,920	24,789,424	3.74
	Other Securities		5,947,830	0.90

	TOTAL PETROLEUM AND COAL PRODUCTS		36,270,474	5.48

	PRIMARY METAL INDUSTRIES		146,378	0.02

	PRINTING AND PUBLISHING		1,458,268	0.22

	RAILROAD TRANSPORTATION		1,956,054	0.30

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		144,330	0.02

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 105

Growth & Income Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc		51,139	$ 4,768,200	0.72%
Other Securities			8,965,855	1.36

TOTAL SECURITY AND COMMODITY BROKERS			13,734,055	2.08

TOBACCO PRODUCTS
Altria Group, Inc		142,528	6,704,517	1.01
Other Securities			1,708,097	0.26

	TOTAL TOBACCO PRODUCTS		8,412,614	1.27

TRANSPORTATION BY AIR			869,186	0.13

TRANSPORTATION EQUIPMENT
United Technologies Corp		104,721	9,778,847	1.48
Other Securities			12,929,552	1.95

	TOTAL TRANSPORTATION EQUIPMENT		22,708,399	3.43

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)		104,659	7,945,711	1.20

	TOTAL TRUCKING AND WAREHOUSING		7,945,711	1.20

WATER TRANSPORTATION			2,912,218	0.44

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson		191,446	10,784,153	1.63

TOTAL WHOLESALE TRADE-DURABLE GOODS			10,784,153	1.63

WHOLESALE TRADE-NONDURABLE GOODS			1,031,121	0.16

	TOTAL COMMON STOCKS	(Cost $642,749,224)	650,020,400	98.28

ISSUER		PRINCIPAL

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Farm Credit Bank (FFCB)	1.230%, 10/01/04	$11,640,000	11,639,467	1.76

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			11,639,467	1.76

	TOTAL SHORT-TERM INVESTMENTS	(Cost $11,639,467)	11,639,467	1.76

	TOTAL PORTFOLIO	(Cost $654,388,939)	661,660,178	100.04
	OTHER ASSETS & LIABILITIES, NET		(283,474)	(0.04)

	NET ASSETS		$661,376,704	100.00%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $658,096,597. Net unrealized appreciation of portfolio investments aggregated $3,563,581 of which $44,258,021 related to appreciated portfolio investments and $40,694,440 related to depreciated portfolio investments.

106 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund |	Summary Portfolio of Investments as of September 30, 2004

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

PREFERRED STOCKS
PRINTING AND PUBLISHING		$ 1,830,251	0.30%

TOTAL PREFERRED STOCKS	(Cost $1,709,427)	1,830,251	0.30

COMMON STOCKS
APPAREL AND ACCESSORY STORES
Fast Retailing Co Ltd	56,900	3,866,815	0.64
Other Securities		1,008,917	0.16

TOTAL APPAREL AND ACCESSORY STORES		4,875,732	0.80

APPAREL AND OTHER TEXTILE PRODUCTS		861,952	0.14

AUTOMOTIVE DEALERS AND SERVICE STATIONS		601,397	0.10

BUILDING MATERIALS AND GARDEN SUPPLIES
Wolseley plc	301,158	5,141,698	0.85

TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		5,141,698	0.85

BUSINESS SERVICES
Public Power Corp	187,930	4,658,845	0.77
Other Securities		14,020,098	2.31

TOTAL BUSINESS SERVICES		18,678,943	3.08

CHEMICALS AND ALLIED PRODUCTS
AstraZeneca plc (United Kingdom)	130,224	5,337,397	0.88
GlaxoSmithKline plc	459,284	9,898,362	1.63
Novartis AG. (Regd)	176,797	8,240,238	1.36
Reckitt Benckiser plc	334,614	8,198,474	1.35
Sanofi-Aventis	131,167	9,513,910	1.57
Shin-Etsu Chemical Co Ltd	116,400	4,182,226	0.69
Takeda Pharmaceutical Co Ltd	100,100	4,541,124	0.75
Other Securities		9,915,008	1.64

TOTAL CHEMICALS AND ALLIED PRODUCTS		59,826,739	9.87

COAL MINING		1,296,198	0.21

COMMUNICATIONS
KDDI Corp	1,065	5,169,668	0.85
KPN NV	615,801	4,611,894	0.76
Telefonica S.A.	340,225	5,091,841	0.84
Vodafone Group plc	3,376,313	8,079,949	1.33
Vodafone Group plc (Spon ADR)	185,928	4,482,724	0.74
Other Securities		11,268,521	1.86

TOTAL COMMUNICATIONS		38,704,597	6.38

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 107

International Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	DEPOSITORY INSTITUTIONS
	Banca Intesa S.p.A.	1,325,216	$ 5,036,510	0.83%
	Barclays plc	499,865	4,794,009	0.79
	Depfa Bank plc	717,099	9,779,194	1.61
	Deutsche Bank AG. (Regd)	70,065	5,035,890	0.83
	HSBC Holdings plc (United Kingdom)	856,038	13,585,102	2.24
	Mitsubishi Tokyo Financial Group, Inc	535	4,460,963	0.74
	Royal Bank Of Scotland Group plc	537,087	15,511,285	2.56
	Shinsei Bank Ltd	889,000	5,388,123	0.89
	UBS AG. (Regd)	255,409	17,979,059	2.97
	Other Securities		26,870,012	4.43

	TOTAL DEPOSITORY INSTITUTIONS		108,440,147	17.89

	ELECTRIC, GAS, AND SANITARY SERVICES
	E.ON AG.	154,668	11,410,600	1.88
	Other Securities		13,585,560	2.24

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		24,996,160	4.12

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	ABB Ltd	1,190,447	7,264,520	1.20
	Kyocera Corp	50,900	3,579,141	0.59
	Nokia Oyj	368,303	5,068,350	0.84
	STMicroelectronics NV	648,585	11,180,931	1.84
	Other Securities		14,926,627	2.46

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		42,019,569	6.93

	FABRICATED METAL PRODUCTS
	Geberit AG. (Regd)	7,400	5,748,378	0.95
	Other Securities		1,370,946	0.22

	TOTAL FABRICATED METAL PRODUCTS		7,119,324	1.17

	FOOD AND KINFOOD STORESDRED PRODUCTS
	Groupe Danone	61,527	4,837,166	0.80
	Other Securities		12,300,575	2.03

	TOTAL FOOD AND KINDRED PRODUCTS		17,137,741	2.83

	FOOD STORES
	Tesco plc	2,488,625	12,845,629	2.12
	Other Securities		728,532	0.12

	TOTAL FOOD STORES		13,574,161	2.24

	FURNITURE AND HOMEFURNISHINGS STORES		873,916	0.14

	GENERAL BUILDING CONTRACTORS		2,238,296	0.37

	GENERAL MERCHANDISE STORES		3,401,724	0.56

	HEALTH SERVICES		991,173	0.16

	HEAVY CONSTRUCTION, EXCEPT BUILDING
	Vinci S.A.	153,027	17,609,015	2.90
	Other Securities		246,079	0.05

	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING		17,855,094	2.95

108 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	HOLDING AND OTHER INVESTMENT OFFICES		$ 5,991,646	0.99%

	HOTELS AND OTHER LODGING PLACES		380,347	0.06

	INDUSTRIAL MACHINERY AND EQUIPMENT		11,663,091	1.92

	INSTRUMENTS AND RELATED PRODUCTS
	The Swatch Group AG. (Regd)		8,859,203	1.46
	Other Securities		3,518,035	0.58

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		12,377,238	2.04

	INSURANCE CARRIERS
	Zurich Financial Services AG.		6,949,655	1.15
	Other Securities		19,457,407	3.21

	TOTAL INSURANCE CARRIERS		26,407,062	4.36

	LOCAL AND INTERURBAN PASSENGER TRANSIT		1,578,685	0.26

	METAL MINING		7,130,567	1.18

	MISCELLANEOUS RETAIL		3,277,374	0.54

	NONDEPOSITORY INSTITUTIONS
	HBOS plc		4,077,740	0.67
*	Hypo Real Estate Holding		9,705,264	1.60
	Other Securities		1,470,675	0.25

	TOTAL NONDEPOSITORY INSTITUTIONS		15,253,679	2.52

	OIL AND GAS EXTRACTION
	Shell Transport & Trading Co plc		5,505,983	0.91
	Total S.A.		4,463,619	0.74
	Other Securities		810,775	0.13

	TOTAL OIL AND GAS EXTRACTION		10,780,377	1.78

	PAPER AND ALLIED PRODUCTS		6,201,178	1.02

	PETROLEUM AND COAL PRODUCTS
	BHP Billiton Ltd		4,864,183	0.80
	BP plc		7,190,565	1.19
	BP plc (Spon ADR)		1,813,978	0.30
	ENI S.p.A.		4,529,465	0.75
	Nippon Oil Corp		4,653,722	0.77
	Royal Dutch Petroleum Co		7,153,838	1.18
	Other Securities		3,436,850	0.56

	TOTAL PETROLEUM AND COAL PRODUCTS		33,642,601	5.55

	PRIMARY METAL INDUSTRIES		3,588,406	0.59

	PRINTING AND PUBLISHING
	Reed Elsevier plc		9,279,738	1.53
	Other Securities		3,184,308	0.53

	TOTAL PRINTING AND PUBLISHING		12,464,046	2.06

	RAILROAD TRANSPORTATION		1,409,571	0.23

	REAL ESTATE		711,422	0.12

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 109

International Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	SECURITY AND COMMODITY BROKERS
	Deutsche Boerse AG.	84,725	$ 4,284,902	0.71%
	Other Securities		3,438,806	0.56

	TOTAL SECURITY AND COMMODITY BROKERS		7,723,708	1.27

	STONE, CLAY, AND GLASS PRODUCTS
	Holcim Ltd (Regd)	306,347	16,155,161	2.66
	Other Securities		2,919,157	0.49

	TOTAL STONE, CLAY, AND GLASS PRODUCTS		19,074,318	3.15

	TRANSPORTATION BY AIR		1,590,297	0.26

	TRANSPORTATION EQUIPMENT
*	Fiat S.p.A.	2,518,483	18,142,144	2.99
	Toyota Motor Corp	199,200	7,627,129	1.26
	Other Securities		6,146,318	1.01

	TOTAL TRANSPORTATION EQUIPMENT		31,915,591	5.26

	TRUCKING AND WAREHOUSING		990,555	0.16

	WATER TRANSPORTATION		1,829,197	0.30

	WHOLESALE TRADE-DURABLE GOODS		3,770,975	0.62

	WHOLESALE TRADE-NONDURABLE GOODS
	Celesio AG.	135,476	9,237,539	1.52
	Other Securities		3,642,886	0.61

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS		12,880,425	2.13

	TOTAL COMMON STOCKS	(Cost $569,922,434)	601,266,917	99.16

	TOTAL PORTFOLIO	(Cost $571,631,861)	603,097,168	99.46
	OTHER ASSETS & LIABILITIES, NET		3,262,601	0.54

	NET ASSETS		$606,359,769	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $574,696,510. Net unrealized appreciation of portfolio investments aggregated $28,400,658 of which $46,258,565 related to appreciated portfolio investments and $17,857,907 related to depreciated portfolio investments.

110 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES		$ 1,629,399	0.69%

	APPAREL AND OTHER TEXTILE PRODUCTS		293,477	0.12

	BUSINESS SERVICES
	Microsoft Corp	115,355	3,189,566	1.34
	Other Securities		3,975,860	1.67

	TOTAL BUSINESS SERVICES		7,165,426	3.01

	CHEMICALS AND ALLIED PRODUCTS
	Merck & Co, Inc	65,030	2,145,990	0.90
	Rhodia S.A. (Spon ADR)	1,208,397	1,800,512	0.75
	Other Securities		3,862,637	1.63

	TOTAL CHEMICALS AND ALLIED PRODUCTS		7,809,139	3.28

	COMMUNICATIONS
*	Comcast Corp (Class A)	76,074	2,148,330	0.90
	SBC Communications, Inc	167,912	4,357,316	1.83
	Sprint Corp	114,936	2,313,662	0.97
	Verizon Communications, Inc	141,640	5,577,783	2.35
	Viacom, Inc (Class B)	104,383	3,503,093	1.48
	Other Securities		404,024	0.17

	TOTAL COMMUNICATIONS		18,304,208	7.70

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp	136,676	5,922,171	2.49
	Citigroup, Inc	216,925	9,570,731	4.03
	Comerica, Inc	43,643	2,590,212	1.09
	Fifth Third Bancorp	63,614	3,131,081	1.32
	JPMorgan Chase & Co	91,410	3,631,719	1.53
	National City Corp	76,597	2,958,176	1.24
	North Fork Bancorp, Inc	51,532	2,290,597	0.96
	Northern Trust Corp	58,599	2,390,839	1.01
	U.S. Bancorp	65,207	1,884,482	0.79
	Wachovia Corp	37,590	1,764,851	0.74
	Wells Fargo & Co	28,997	1,729,091	0.73
	Other Securities		710,524	0.29

	TOTAL DEPOSITORY INSTITUTIONS		38,574,474	16.22

	EATING AND DRINKING PLACES
*	Brinker International, Inc	82,406	2,566,947	1.08

	TOTAL EATING AND DRINKING PLACES		2,566,947	1.08

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 111

Large-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	E.ON AG. (Spon ADR)	29,122	$ 2,146,291	0.90%
	Entergy Corp	35,292	2,139,048	0.90
*	PG&E Corp	92,413	2,809,355	1.18
	Waste Management, Inc	108,892	2,977,107	1.25
	Other Securities		6,771,716	2.85

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		16,843,517	7.08

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	General Electric Co	394,271	13,239,620	5.57
	Other Securities		3,933,618	1.65

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		17,173,238	7.22

	ENGINEERING AND MANAGEMENT SERVICES
	Monsanto Co	88,480	3,222,442	1.36

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		3,222,442	1.36

	FABRICATED METAL PRODUCTS		1,435,757	0.60

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Enterprises, Inc	95,623	1,807,275	0.76
	Other Securities		1,397,451	0.59

	TOTAL FOOD AND KINDRED PRODUCTS		3,204,726	1.35

	FOOD STORES		1,471,770	0.62

	FORESTRY
	Weyerhaeuser Co	32,834	2,182,804	0.92

	TOTAL FORESTRY		2,182,804	0.92

	GENERAL MERCHANDISE STORES		1,617,456	0.68

	HEALTH SERVICES
*	Tenet Healthcare Corp	163,401	1,763,097	0.74

	TOTAL HEALTH SERVICES		1,763,097	0.74

	HOLDING AND OTHER INVESTMENT OFFICES
	iShares Russell 1000 Value Index Fund	132,084	7,999,007	3.36
	Other Securities		5,231,677	2.20

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		13,230,684	5.56

	HOTELS AND OTHER LODGING PLACES		1,439,564	0.61

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Hewlett-Packard Co	103,635	1,943,156	0.82
*	Maxtor Corp	342,487	1,780,932	0.75
	Other Securities		5,263,272	2.21

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		8,987,360	3.78

	INSTRUMENTS AND RELATED PRODUCTS
	Raytheon Co	62,850	2,387,043	1.01
	Other Securities		1,146,826	0.48

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		3,533,869	1.49

112 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INSURANCE CARRIERS
	American International Group, Inc	67,370	$ 4,580,486	1.92%
	Other Securities		7,069,584	2.98

	TOTAL INSURANCE CARRIERS		11,650,070	4.90

	MOTION PICTURES
*	Time Warner, Inc	322,527	5,205,586	2.19

	TOTAL MOTION PICTURES		5,205,586	2.19

	NONDEPOSITORY INSTITUTIONS
	Fannie Mae	58,642	3,717,903	1.56

	TOTAL NONDEPOSITORY INSTITUTIONS		3,717,903	1.56

	OIL AND GAS EXTRACTION
	Kerr-McGee Corp	42,887	2,455,281	1.03
	Other Securities		1,821,596	0.77

	TOTAL OIL AND GAS EXTRACTION		4,276,877	1.80

	PAPER AND ALLIED PRODUCTS
	International Paper Co	72,307	2,921,926	1.23
*	Smurfit-Stone Container Corp	106,855	2,069,781	0.87

	TOTAL PAPER AND ALLIED PRODUCTS		4,991,707	2.10

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp	78,176	4,193,361	1.76
	ConocoPhillips	23,875	1,978,044	0.83
	ExxonMobil Corp	232,446	11,234,115	4.73

	TOTAL PETROLEUM AND COAL PRODUCTS		17,405,520	7.32

	PRINTING AND PUBLISHING
	Knight Ridder, Inc	42,797	2,801,064	1.18

	TOTAL PRINTING AND PUBLISHING		2,801,064	1.18

	RAILROAD TRANSPORTATION
	CSX Corp	64,531	2,142,429	0.90

	TOTAL RAILROAD TRANSPORTATION		2,142,429	0.90

	REAL ESTATE		58,241	0.02

	SECURITY AND COMMODITY BROKERS
	Charles Schwab Corp	196,880	1,809,327	0.76
	Goldman Sachs Group, Inc	41,580	3,876,919	1.63
	Morgan Stanley	104,171	5,135,630	2.16
	Other Securities		1,596,559	0.67

	TOTAL SECURITY AND COMMODITY BROKERS		12,418,435	5.22

	STONE, CLAY, AND GLASS PRODUCTS		1,602,254	0.67

	TOBACCO PRODUCTS
	Altria Group, Inc	180,772	8,503,515	3.59

	TOTAL TOBACCO PRODUCTS		8,503,515	3.59

	TRANSPORTATION BY AIR		721,273	0.30

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 113

Large-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

TRANSPORTATION EQUIPMENT
General Motors Corp		52,978	$ 2,250,505	0.95%
United Technologies Corp		25,204	2,353,550	0.99
Other Securities			2,598,299	1.09

TOTAL TRANSPORTATION EQUIPMENT			7,202,354	3.03

WHOLESALE TRADE-NONDURABLE GOODS
AmerisourceBergen Corp		36,039	1,935,656	0.82

TOTAL WHOLESALE TRADE-NONDURABLE GOODS			1,935,656	0.82

	TOTAL COMMON STOCKS	(Cost $224,517,795)	237,082,238	99.71

	TOTAL PORTFOLIO	(Cost $224,517,795)	237,082,238	99.71
	OTHER ASSETS & LIABILITIES, NET		686,945	0.29

	NET ASSETS		$237,769,183	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $225,448,683. Net unrealized appreciation of portfolio investments aggregated $11,633,555 of which $17,318,939 related to appreciated portfolio investments and $5,685,384 related to depreciated portfolio investments.

114 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Growth Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		$ 1,029,394	0.81%

	APPAREL AND ACCESSORY STORES		1,665,018	1.31

	AUTOMOTIVE DEALERS AND SERVICE STATIONS
*	Advance Auto Parts	25,600	880,640	0.69

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS		880,640	0.69

	BUSINESS SERVICES
	Adobe Systems, Inc	20,500	1,014,135	0.80
*	DST Systems, Inc	28,383	1,262,192	1.00
*	Juniper Networks, Inc	72,052	1,700,427	1.34
	Manpower, Inc	31,955	1,421,678	1.12
*	McAfee, Inc	53,448	1,074,305	0.85
*	Mercury Interactive Corp	29,922	1,043,679	0.82
*	Monster Worldwide, Inc	40,925	1,008,392	0.80
*	NAVTEQ Corp	28,000	997,920	0.79
	Other Securities		7,858,568	6.19

	TOTAL BUSINESS SERVICES		17,381,296	13.71

	CHEMICALS AND ALLIED PRODUCTS
	Allergan, Inc	12,293	891,857	0.70
	Clorox Co	27,693	1,476,037	1.16
*	Genzyme Corp	30,500	1,659,505	1.31
*	Gilead Sciences, Inc	36,878	1,378,500	1.09
*	IVAX Corp	63,758	1,220,966	0.96
*	Sepracor, Inc	21,646	1,055,892	0.84
	Other Securities		6,607,797	5.21

	TOTAL CHEMICALS AND ALLIED PRODUCTS		14,290,554	11.27

	COMMUNICATIONS
*	Avaya, Inc	91,988	1,282,313	1.01
	Global Payments, Inc	17,991	963,418	0.76
*	Nextel Partners, Inc (Class A)	93,588	1,551,689	1.22
	Other Securities		1,887,470	1.49

	TOTAL COMMUNICATIONS		5,684,890	4.48

	DEPOSITORY INSTITUTIONS
	North Fork Bancorp, Inc	23,519	1,045,420	0.82
	Other Securities		2,181,826	1.73

	TOTAL DEPOSITORY INSTITUTIONS		3,227,246	2.55

	EATING AND DRINKING PLACES
	Yum! Brands, Inc	55,349	2,250,490	1.77
	Other Securities		543,266	0.43

	TOTAL EATING AND DRINKING PLACES		2,793,756	2.20

	EDUCATIONAL SERVICES		1,832,191	1.45

	ELECTRIC, GAS, AND SANITARY SERVICES		667,502	0.53

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 115

Mid-Cap Growth Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Comverse Technology, Inc	61,843	$ 1,164,504	0.92%
	Linear Technology Corp	53,429	1,936,267	1.53
	Other Securities		6,975,293	5.50

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT		10,076,064	7.95

	ENGINEERING AND MANAGEMENT SERVICES
	Corporate Executive Board Co	16,095	985,658	0.78
*	Jacobs Engineering Group, Inc	24,700	945,763	0.75
	Monsanto Co	47,211	1,719,425	1.36
	Quest Diagnostics, Inc	16,199	1,429,076	1.13
	Other Securities		2,743,344	2.15

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		7,823,266	6.17

	FABRICATED METAL PRODUCTS
	Fortune Brands, Inc	12,746	944,351	0.74
	Other Securities		1,141,045	0.90

	TOTAL FABRICATED METAL PRODUCTS		2,085,396	1.64

	FOOD AND KINDRED PRODUCTS		1,630,022	1.29

	FOOD STORES		399,610	0.32

	FURNITURE AND FIXTURES		213,279	0.17

	FURNITURE AND HOMEFURNISHINGS STORES
*	Bed Bath & Beyond, Inc	73,123	2,713,595	2.14
*	Mohawk Industries, Inc	16,183	1,284,768	1.01
	Other Securities		483,042	0.38

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES		4,481,405	3.53

	GENERAL BUILDING CONTRACTORS
	Pulte Homes, Inc	24,129	1,480,797	1.17
	Other Securities		311,315	0.24

	TOTAL GENERAL BUILDING CONTRACTORS		1,792,112	1.41

	GENERAL MERCHANDISE STORES		1,278,429	1.01

	HEALTH SERVICES
*	Express Scripts, Inc	25,735	1,681,525	1.33
	Other Securities		1,962,981	1.54

	TOTAL HEALTH SERVICES		3,644,506	2.87

	HOLDING AND OTHER INVESTMENT OFFICES		236,814	0.19

	HOTELS AND OTHER LODGING PLACES
	Hilton Hotels Corp	89,677	1,689,515	1.33
	Marriott International, Inc (Class A)	17,784	924,057	0.73

	TOTAL HOTELS AND OTHER LODGING PLACES		2,613,572	2.06

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Baker Hughes, Inc	57,456	2,511,976	1.98
	ITT Industries, Inc	12,725	1,017,873	0.80
*	Lexmark International, Inc	20,783	1,745,980	1.38
*	Network Appliance, Inc	70,278	1,616,394	1.27
	Other Securities		3,813,511	3.01

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		10,705,734	8.44

116 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Growth Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Bard (C.R.), Inc	29,277	$ 1,657,957	1.31%
	Biomet, Inc	42,129	1,975,008	1.56
*	Fisher Scientific International, Inc	18,078	1,054,490	0.83
*	Millipore Corp	21,356	1,021,885	0.81
*	St. Jude Medical, Inc	20,500	1,543,035	1.22
	Other Securities		2,981,802	2.34

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		10,234,177	8.07

	INSURANCE AGENTS, BROKERS AND SERVICE		470,503	0.37

	INSURANCE CARRIERS		619,126	0.49

	LEATHER AND LEATHER PRODUCTS		688,519	0.54

	METAL MINING		653,427	0.52

	MISCELLANEOUS RETAIL
*	Petco Animal Supplies, Inc	34,103	1,113,804	0.88
	Other Securities		596,142	0.47

	TOTAL MISCELLANEOUS RETAIL		1,709,946	1.35

	NONDEPOSITORY INSTITUTIONS		714,217	0.56

	OIL AND GAS EXTRACTION
	ENSCO International, Inc	32,341	1,056,580	0.83
	EOG Resources, Inc	13,614	896,482	0.71
	Other Securities		1,319,900	1.04

	TOTAL OIL AND GAS EXTRACTION		3,272,962	2.58

	PAPER AND ALLIED PRODUCTS		700,871	0.55

	PERSONAL SERVICES		1,086,285	0.86

	PRINTING AND PUBLISHING		890,130	0.70

	REAL ESTATE		286,308	0.23

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		343,871	0.27

	SECURITY AND COMMODITY BROKERS
*	Ameritrade Holding Corp	78,000	936,780	0.74
	Legg Mason, Inc	23,193	1,235,491	0.97
	Other Securities		1,435,576	1.14

	TOTAL SECURITY AND COMMODITY BROKERS		3,607,847	2.85

	TRANSPORTATION BY AIR
	Southwest Airlines Co	65,462	891,592	0.70

	TOTAL TRANSPORTATION BY AIR		891,592	0.70

	TRANSPORTATION EQUIPMENT		284,588	0.22

	TRANSPORTATION SERVICES
	C.H. Robinson Worldwide, Inc	27,512	1,276,282	1.01
	Other Securities		570,613	0.45

	TOTAL TRANSPORTATION SERVICES		1,846,895	1.46

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 117

Mid-Cap Growth Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

WATER TRANSPORTATION
Royal Caribbean Cruises Ltd		32,400	$ 1,412,640	1.12%

	TOTAL WATER TRANSPORTATION		1,412,640	1.12

WHOLESALE TRADE-DURABLE GOODS			1,327,957	1.05

	TOTAL COMMON STOCKS	(Cost $122,683,054)	127,474,557	100.54

	TOTAL PORTFOLIO	(Cost $122,683,054)	127,474,557	100.54
	OTHER ASSETS & LIABILITIES, NET		(682,178)	(0.54)

	NET ASSETS		$126,792,379	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $123,496,146. Net unrealized appreciation of portfolio investments aggregated $3,978,411 of which $10,410,070 related to appreciated portfolio investments and $6,431,659 related to depreciated portfolio investments.

118 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES
*	Caesars Entertainment, Inc	100,000	$ 1,670,000	1.18%

	TOTAL AMUSEMENT AND RECREATION SERVICES		1,670,000	1.18

	APPAREL AND ACCESSORY STORES
	TJX Cos, Inc	60,000	1,322,400	0.94
	Other Securities		1,496,731	1.06

	TOTAL APPAREL AND ACCESSORY STORES		2,819,131	2.00

	APPAREL AND OTHER TEXTILE PRODUCTS		384,930	0.27

	BUILDING MATERIALS AND GARDEN SUPPLIES		207,600	0.15

	BUSINESS SERVICES
*	Computer Sciences Corp	27,385	1,289,834	0.92
	Other Securities		3,400,533	2.41

	TOTAL BUSINESS SERVICES		4,690,367	3.33

	CHEMICALS AND ALLIED PRODUCTS
	Clorox Co	20,000	1,066,000	0.76
	PPG Industries, Inc	20,000	1,225,600	0.87
	Rhodia S.A. (Spon ADR)	730,000	1,087,700	0.77
	Other Securities		2,509,971	1.78

	TOTAL CHEMICALS AND ALLIED PRODUCTS		5,889,271	4.18

	COMMUNICATIONS
*	Entercom Communications Corp	30,000	979,800	0.70
	Other Securities		171,200	0.12

	TOTAL COMMUNICATIONS		1,151,000	0.82

	DEPOSITORY INSTITUTIONS
	Comerica, Inc	34,903	2,071,493	1.47
	Greenpoint Financial Corp	27,000	1,249,020	0.89
	Hibernia Corp (Class A)	40,000	1,056,400	0.75
	Marshall & Ilsley Corp	45,000	1,813,500	1.29
	New York Community Bancorp, Inc	70,000	1,437,800	1.02
	North Fork Bancorp, Inc	40,000	1,778,000	1.26
	Regions Financial Corp	35,000	1,157,100	0.82
	Other Securities		4,322,117	3.06

	TOTAL DEPOSITORY INSTITUTIONS		14,885,430	10.56

	EATING AND DRINKING PLACES
*	Brinker International, Inc	35,000	1,090,250	0.77

	TOTAL EATING AND DRINKING PLACES		1,090,250	0.77

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 119

Mid-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
*	Allegheny Energy, Inc	70,000	$ 1,117,200	0.79%
	DTE Energy Co	25,000	1,054,750	0.75
	Equitable Resources, Inc	20,000	1,086,200	0.77
*	PG&E Corp	72,000	2,188,800	1.55
	PPL Corp	28,000	1,321,040	0.94
	Public Service Enterprise Group, Inc	43,159	1,838,573	1.30
	TXU Corp	23,000	1,102,160	0.78
	Williams Cos, Inc	85,000	1,028,500	0.73
	Wisconsin Energy Corp	36,184	1,154,270	0.82
	Other Securities		7,493,470	5.32

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		19,384,963	13.75

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		3,291,310	2.33

	ENGINEERING AND MANAGEMENT SERVICES
	Monsanto Co	48,000	1,748,160	1.24
	Other Securities		1,649,170	1.17

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		3,397,330	2.41

	FABRICATED METAL PRODUCTS		376,200	0.27

	FOOD AND KINDRED PRODUCTS
*	Constellation Brands, Inc (Class A)	50,000	1,903,000	1.35
	Other Securities		3,167,026	2.25

	TOTAL FOOD AND KINDRED PRODUCTS		5,070,026	3.60

	FOOD STORES
*	Safeway, Inc	70,000	1,351,700	0.96
*	Other Securities		838,080	0.59

	TOTAL FOOD STORES		2,189,780	1.55

	FURNITURE AND FIXTURES		2,073,541	1.47

	GENERAL BUILDING CONTRACTORS		797,810	0.57

	GENERAL MERCHANDISE STORES
	Federated Department Stores, Inc	25,000	1,135,750	0.81
	Other Securities		1,411,599	1.00

	TOTAL GENERAL MERCHANDISE STORES		2,547,349	1.81

	HEALTH SERVICES
*	Tenet Healthcare Corp	95,000	1,025,050	0.73

	TOTAL HEALTH SERVICES		1,025,050	0.73

	HOLDING AND OTHER INVESTMENT OFFICES
	Boston Properties, Inc	20,000	1,107,800	0.78
	Developers Diversified Realty Corp	28,000	1,096,200	0.78
	General Growth Properties, Inc	31,410	973,710	0.69
	iShares Russell Midcap Value Index Fund	40,772	4,081,277	2.89
	Other Securities		6,396,648	4.54

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		13,655,635	9.68

	HOTELS AND OTHER LODGING PLACES		1,496,320	1.06

120 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	AGCO Corp	57,000	$ 1,289,340	0.91%
*	Xerox Corp	96,848	1,363,620	0.97
	Other Securities		5,196,411	3.69

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		7,849,371	5.57

	INSTRUMENTS AND RELATED PRODUCTS
	Eastman Kodak Co	40,000	1,288,800	0.91
	Other Securities		729,748	0.52

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		2,018,548	1.43

	INSURANCE AGENTS, BROKERS AND SERVICE		339,900	0.24

	INSURANCE CARRIERS
	Max Re Capital Ltd	60,000	1,200,000	0.85
	MGIC Investment Corp	18,441	1,227,249	0.87
	UnumProvident Corp	67,782	1,063,500	0.75
	Other Securities		6,421,727	4.56

	TOTAL INSURANCE CARRIERS		9,912,476	7.03

	LUMBER AND WOOD PRODUCTS
	Georgia-Pacific Corp	36,153	1,299,700	0.92
	Other Securities		226,200	0.16

	TOTAL LUMBER AND WOOD PRODUCTS		1,525,900	1.08

	METAL MINING		184,060	0.13

	OIL AND GAS EXTRACTION
	Pioneer Natural Resources Co	33,000	1,137,840	0.81
	Other Securities		4,524,850	3.20

	TOTAL OIL AND GAS EXTRACTION		5,662,690	4.01

	PAPER AND ALLIED PRODUCTS
*	Smurfit-Stone Container Corp	67,000	1,297,790	0.92
	Other Securities		701,800	0.50

	TOTAL PAPER AND ALLIED PRODUCTS		1,999,590	1.42

	PERSONAL SERVICES		621,000	0.44

	PETROLEUM AND COAL PRODUCTS		1,387,870	0.98

	PRIMARY METAL INDUSTRIES		2,089,212	1.48

	PRINTING AND PUBLISHING
	Knight Ridder, Inc	22,000	1,439,900	1.02

	TOTAL PRINTING AND PUBLISHING		1,439,900	1.02

	RAILROAD TRANSPORTATION
	CSX Corp	31,174	1,034,977	0.73
	Norfolk Southern Corp	52,169	1,551,506	1.10

	TOTAL RAILROAD TRANSPORTATION		2,586,483	1.83

	REAL ESTATE		715,770	0.51

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 121

Mid-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	SECURITY AND COMMODITY BROKERS
	Janus Capital Group, Inc		75,000	$ 1,020,750	0.72%
	Other Securities			2,047,610	1.46

	TOTAL SECURITY AND COMMODITY BROKERS			3,068,360	2.18

	STONE, CLAY, AND GLASS PRODUCTS
b*	USG Corp		65,000	1,184,950	0.84
	Other Securities			750,240	0.53

	TOTAL STONE, CLAY, AND GLASS PRODUCTS			1,935,190	1.37

	TOBACCO PRODUCTS
	Loews Corp (Carolina Group)		45,000	1,096,650	0.78
	Reynolds American, Inc		32,000	2,177,280	1.54

		TOTAL TOBACCO PRODUCTS		3,273,930	2.32

	TRANSPORTATION BY AIR			451,550	0.32

	TRANSPORTATION EQUIPMENT			2,150,010	1.52

	WHOLESALE TRADE-NONDURABLE GOODS
	AmerisourceBergen Corp		29,885	1,605,119	1.14
	Other Securities			261,725	0.18

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS			1,866,844	1.32

		TOTAL COMMON STOCKS	(Cost $133,328,463)	139,171,947	98.69

	ISSUER		PRINCIPAL

	SHORT-TERM INVESTMENT
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit Bank (FFCB)	1.230%, 10/01/04	$1,230,000	1,229,944	0.87

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			1,229,944	0.87

		TOTAL SHORT-TERM INVESTMENT	(Cost $1,229,944)	1,229,944	0.87

		TOTAL PORTFOLIO	(Cost $134,558,407)	140,401,891	99.56
		OTHER ASSETS & LIABILITIES, NET		614,232	0.44

		NET ASSETS		$141,016,123	100.00%

*	Non-income producing
b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $135,274,568. Net unrealized appreciation of portfolio investments aggregated $5,127,323 of which $10,688,011 related to appreciated portfolio investments and $5,560,688 related to depreciated portfolio investments.

122 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	ISSUER	SHARES	VALUE	ASSETS

	CORPORATE BONDS
	REAL ESTATE		$ 41,200	0.02%

	TOTAL CORPORATE BONDS	(Cost $35,661)	41,200	0.02

	COMPANY

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		66,500	0.03

	AGRICULTURAL PRODUCTION-LIVESTOCK		117,190	0.05

	AMUSEMENT AND RECREATION SERVICES		1,528,144	0.68

	APPAREL AND ACCESSORY STORES
*	Stage Stores, Inc	29,421	1,006,787	0.45
	Other Securities		2,301,850	1.03

	TOTAL APPAREL AND ACCESSORY STORES		3,308,637	1.48

	APPAREL AND OTHER TEXTILE PRODUCTS		765,481	0.34

	AUTO REPAIR, SERVICES AND PARKING		405,878	0.18

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		646,685	0.29

	BUILDING MATERIALS AND GARDEN SUPPLIES		110,232	0.05

	BUSINESS SERVICES
*	Aspen Technology, Inc	130,122	909,553	0.41
*	Ciber, Inc	86,900	653,488	0.29
*	Earthlink, Inc	112,125	1,154,888	0.52
*	Keane, Inc	33,900	520,704	0.23
*	United Online, Inc	85,106	818,720	0.37
	Other Securities		17,062,187	7.62

	TOTAL BUSINESS SERVICES		21,119,540	9.44

	CHEMICALS AND ALLIED PRODUCTS
	Cytec Industries, Inc	8,700	425,865	0.19
	Valeant Pharmaceuticals International	18,200	438,984	0.19
	Other Securities		12,509,631	5.60

	TOTAL CHEMICALS AND ALLIED PRODUCTS		13,374,480	5.98

	COMMUNICATIONS		3,417,617	1.53

	DEPOSITORY INSTITUTIONS
*	FirstFed Financial Corp	25,700	1,256,216	0.56
	NetBank, Inc	77,457	775,345	0.35
	R & G Financial Corp (Class B)	26,200	1,012,630	0.45
	UMB Financial Corp	14,154	674,721	0.30
	Other Securities		18,432,709	8.24

	TOTAL DEPOSITORY INSTITUTIONS		22,151,621	9.90

	EATING AND DRINKING PLACES
*	CKE Restaurants, Inc	58,100	642,005	0.29
	Other Securities		3,474,773	1.55

	TOTAL EATING AND DRINKING PLACES		4,116,778	1.84

	EDUCATIONAL SERVICES		301,485	0.13

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 123

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	Nicor, Inc	20,200	$ 741,340	0.33%
	UIL Holdings Corp	21,700	1,067,423	0.48
	Other Securities		6,262,421	2.80

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		8,071,184	3.61

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Omnivision Technologies, Inc	51,290	725,754	0.32
*	RF Micro Devices, Inc	200,920	1,273,833	0.57
	Other Securities		11,257,768	5.03

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		13,257,355	5.92

	ENGINEERING AND MANAGEMENT SERVICES
*	Washington Group International, Inc	15,301	529,721	0.24
	Other Securities		4,281,427	1.91

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		4,811,148	2.15

	FABRICATED METAL PRODUCTS
*	Crown Holdings, Inc	92,000	948,520	0.42
	Silgan Holdings, Inc.	9,148	423,552	0.19
	Other Securities		1,843,214	0.83

	TOTAL FABRICATED METAL PRODUCTS		3,215,286	1.44

	FISHING, HUNTING, AND TRAPPING		4,620	0.00

	FOOD AND KINDRED PRODUCTS		2,437,403	1.09

	FOOD STORES		754,275	0.34

	FURNITURE AND FIXTURES
	La-Z-Boy, Inc	29,600	449,328	0.20
	Other Securities		887,174	0.40

	TOTAL FURNITURE AND FIXTURES		1,336,502	0.60

	FURNITURE AND HOMEFURNISHINGS STORES		712,163	0.32

	GENERAL BUILDING CONTRACTORS		1,605,548	0.72

	GENERAL MERCHANDISE STORES		582,724	0.26

	HEALTH SERVICES		4,478,993	2.00

	HEAVY CONSTRUCTION, EXCEPT BUILDING		280,366	0.12

	HOLDING AND OTHER INVESTMENT OFFICES
	Brandywine Realty Trust	16,600	472,768	0.21
	Commercial Net Lease Realty, Inc	23,703	431,869	0.19
	Greater Bay Bancorp	35,187	1,011,626	0.45
	iShares Russell 2000 Index Fund	54,578	6,213,705	2.78
	Novastar Financial, Inc	15,300	667,080	0.30
	Senior Housing Properties Trust	59,300	1,056,726	0.47
	Other Securities		14,365,576	6.42

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		24,219,350	10.82

	HOTELS AND OTHER LODGING PLACES		954,996	0.43

124 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Axcelis Technologies, Inc.	51,840	$ 429,235	0.19%
*	Cirrus Logic, Inc	190,067	906,620	0.41
*	Emulex Corp	42,100	484,992	0.22
*	Flowserve Corp	54,300	1,312,974	0.59
	Nacco Industries, Inc (Class A)	4,900	422,135	0.19
*	Terex Corp	11,000	477,400	0.21
	Toro Co	9,600	655,680	0.29
	Other Securities		8,212,581	3.66

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		12,901,617	5.76

	INSTRUMENTS AND RELATED PRODUCTS
	Invacare Corp	10,400	478,400	0.21
	Mentor Corp	16,300	548,984	0.25
*	Steris Corp	24,500	537,530	0.24
	Other Securities		10,630,276	4.75

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		12,195,190	5.45

	INSURANCE AGENTS, BROKERS AND SERVICE		585,198	0.26

	INSURANCE CARRIERS
	AmerUs Group Co	16,200	664,200	0.30
*	Sierra Health Services, Inc	10,200	488,886	0.22
	Other Securities		5,175,109	2.31

	TOTAL INSURANCE CARRIERS		6,328,195	2.83

	JUSTICE, PUBLIC ORDER AND SAFETY		38,855	0.02

	LEATHER AND LEATHER PRODUCTS		433,158	0.19

	LEGAL SERVICES		77,040	0.03

	LOCAL AND INTERURBAN PASSENGER TRANSIT		371,770	0.17

	LUMBER AND WOOD PRODUCTS		471,063	0.21

	METAL MINING		581,013	0.26

	MISCELLANEOUS MANUFACTURING INDUSTRIES
	Blyth, Inc	18,000	556,200	0.25
	Other Securities		1,396,273	0.62

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES		1,952,473	0.87

	MISCELLANEOUS RETAIL		1,597,249	0.71

	MOTION PICTURES		1,094,708	0.49

	NONDEPOSITORY INSTITUTIONS		1,506,142	0.67

	NONMETALLIC MINERALS, EXCEPT FUELS		105,764	0.05

	OIL AND GAS EXTRACTION
	Vintage Petroleum, Inc	62,400	1,252,368	0.56
	Other Securities		6,313,280	2.82

	TOTAL OIL AND GAS EXTRACTION		7,565,648	3.38

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 125

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	PAPER AND ALLIED PRODUCTS
	Potlatch Corp	19,800	$ 926,838	0.42%
	Other Securities		1,238,500	0.55

	TOTAL PAPER AND ALLIED PRODUCTS		2,165,338	0.97

	PERSONAL SERVICES		611,691	0.27

	PETROLEUM AND COAL PRODUCTS
*	Tesoro Petroleum Corp	27,100	800,263	0.36
	Other Securities		430,352	0.19

	TOTAL PETROLEUM AND COAL PRODUCTS		1,230,615	0.55

	PRIMARY METAL INDUSTRIES
	Carpenter Technology Corp	9,500	453,530	0.20
*	Maverick Tube Corp	25,400	782,574	0.35
	Quanex Corp	11,200	574,336	0.26
	Other Securities		3,108,125	1.39

	TOTAL PRIMARY METAL INDUSTRIES		4,918,565	2.20

	PRINTING AND PUBLISHING
	Reader’s Digest Association, Inc (Class A)	31,200	455,208	0.20
	Other Securities		2,468,345	1.11

	TOTAL PRINTING AND PUBLISHING		2,923,553	1.31

	RAILROAD TRANSPORTATION		108,895	0.05

	REAL ESTATE		501,277	0.22

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		2,311,919	1.03

	SECURITY AND COMMODITY BROKERS
*	Piper Jaffray Cos	12,300	486,957	0.21
	Other Securities		933,566	0.42

	TOTAL SECURITY AND COMMODITY BROKERS		1,420,523	0.63

	SOCIAL SERVICES		239,812	0.11

	SPECIAL TRADE CONTRACTORS
*	Dycom Industries, Inc	19,200	545,088	0.24
	Other Securities		870,071	0.39

	TOTAL SPECIAL TRADE CONTRACTORS		1,415,159	0.63

	STONE, CLAY, AND GLASS PRODUCTS		1,061,077	0.47

	TOBACCO PRODUCTS		102,672	0.05

	TRANSPORTATION BY AIR		1,921,853	0.86

	TRANSPORTATION EQUIPMENT
*	Tenneco Automotive, Inc.	33,000	432,300	0.19
	Other Securities		3,083,572	1.38

	TOTAL TRANSPORTATION EQUIPMENT		3,515,872	1.57

	TRANSPORTATION SERVICES		939,534	0.42

	TRUCKING AND WAREHOUSING		1,876,502	0.84

	WATER TRANSPORTATION		826,050	0.37

126 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	WHOLESALE TRADE-DURABLE GOODS			$ 4,300,552	1.92%

	WHOLESALE TRADE-NONDURABLE GOODS
*	Chiquita Brands International, Inc		55,700	969,737	0.43
	Perrigo Co		24,483	503,126	0.22
	Other Securities			2,888,621	1.30

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS			4,361,484	1.95

		TOTAL COMMON STOCKS	(Cost $211,288,616)	222,710,207	99.51

		TOTAL PORTFOLIO	(Cost $211,324,277)	222,751,407	99.53
		OTHER ASSETS & LIABILITIES, NET		1,060,171	0.47

		NET ASSETS		$223,811,578	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $214,714,754. Net unrealized appreciation of portfolio investments aggregated $8,036,653 of which $20,470,294 related to appreciated portfolio investments and $12,433,641 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 127

Large-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		$ 71,278	0.13%

	APPAREL AND ACCESSORY STORES		472,966	0.87

	APPAREL AND OTHER TEXTILE PRODUCTS		10,900	0.02

	AUTO REPAIR, SERVICES AND PARKING		14,818	0.03

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		129,260	0.24

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	20,930	820,456	1.52
	Lowe’s Cos	8,100	440,235	0.82
	Other Securities		34,560	0.06

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		1,295,251	2.40

	BUSINESS SERVICES
	Automatic Data Processing, Inc	5,242	216,599	0.40
	First Data Corp	8,966	390,021	0.72
	Microsoft Corp	74,342	2,055,556	3.79
*	Oracle Corp	34,535	389,555	0.72
*	Yahoo!, Inc	11,690	396,408	0.73
	Other Securities		2,394,854	4.42

	TOTAL BUSINESS SERVICES		5,842,993	10.78

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	16,023	678,734	1.25
*	Amgen, Inc	13,199	748,119	1.38
	Avon Products, Inc	4,835	211,193	0.39
*	Genentech, Inc	4,534	237,672	0.44
	Gillette Co	9,560	399,034	0.74
	Lilly (Eli) & Co	9,900	594,495	1.10
	Merck & Co, Inc	10,105	333,465	0.62
	Pfizer, Inc	77,381	2,367,859	4.37
	Procter & Gamble Co	23,768	1,286,324	2.37
	Schering-Plough Corp	15,129	288,359	0.53
	Wyeth	7,314	273,544	0.50
	Other Securities		2,102,599	3.88

	TOTAL CHEMICALS AND ALLIED PRODUCTS		9,521,397	17.57

	COAL MINING		29,666	0.06

	COMMUNICATIONS
*	Nextel Communications, Inc (Class A)	10,555	251,631	0.47
	Other Securities		1,140,707	2.10

	TOTAL COMMUNICATIONS		1,392,338	2.57

	DEPOSITORY INSTITUTIONS		684,356	1.26

	EATING AND DRINKING PLACES		266,543	0.49

	EDUCATIONAL SERVICES		219,316	0.41

	ELECTRIC, GAS, AND SANITARY SERVICES		237,831	0.44

128 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	General Electric Co	12,452	$ 418,138	0.77%
	Intel Corp	65,729	1,318,524	2.43
	Motorola, Inc	23,967	432,365	0.80
	Qualcomm, Inc	16,500	644,160	1.19
	Texas Instruments, Inc	17,800	378,784	0.70
	Other Securities		1,656,241	3.05

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		4,848,212	8.94

	ENGINEERING AND MANAGEMENT SERVICES		630,083	1.16

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc	2,569	239,354	0.44
	Other Securities		268,443	0.50

	TOTAL FABRICATED METAL PRODUCTS		507,797	0.94

	FOOD AND KINDRED PRODUCTS
	Anheuser-Busch Cos, Inc	7,467	372,977	0.69
	Coca-Cola Co	19,152	767,038	1.42
	PepsiCo, Inc	16,604	807,785	1.49
	Other Securities		474,616	0.87

	TOTAL FOOD AND KINDRED PRODUCTS		2,422,416	4.47

	FOOD STORES		237,310	0.44

	FURNITURE AND FIXTURES		94,541	0.17

	FURNITURE AND HOMEFURNISHINGS STORES		381,079	0.70

	GENERAL BUILDING CONTRACTORS		210,398	0.39

	GENERAL MERCHANDISE STORES
	Target Corp	9,387	424,762	0.78
	Wal-Mart Stores, Inc	26,026	1,384,583	2.55
	Other Securities		293,380	0.55

	TOTAL GENERAL MERCHANDISE STORES		2,102,725	3.88

	HEALTH SERVICES		512,669	0.95

	HOLDING AND OTHER INVESTMENT OFFICES		235,459	0.43

	HOTELS AND OTHER LODGING PLACES		271,534	0.50

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	8,027	641,919	1.18
*	Applied Materials, Inc	17,300	285,277	0.53
	Caterpillar, Inc	2,646	212,871	0.39
*	Cisco Systems, Inc	68,586	1,241,407	2.29
*	Dell, Inc	25,892	921,755	1.70
*	EMC Corp	19,573	225,872	0.42
	International Business Machines Corp	11,446	981,380	1.81
	Other Securities		1,308,361	2.41

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		5,818,842	10.73

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 129

Large-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
*	Boston Scientific Corp	6,800	$ 270,164	0.50%
	Guidant Corp	3,200	211,328	0.39
	Medtronic, Inc	12,367	641,847	1.18
	Other Securities		1,757,189	3.24

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		2,880,528	5.31

	INSURANCE AGENTS, BROKERS AND SERVICE
	Marsh & McLennan Cos, Inc	5,399	247,058	0.46
	Other Securities		86,434	0.16

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE		333,492	0.62

	INSURANCE CARRIERS
	American International Group, Inc	15,649	1,063,976	1.96
	UnitedHealth Group, Inc	6,833	503,865	0.93
	Other Securities		544,822	1.01

	TOTAL INSURANCE CARRIERS		2,112,663	3.90

	LEATHER AND LEATHER PRODUCTS		91,958	0.17

	METAL MINING		188,847	0.35

	MISCELLANEOUS MANUFACTURING INDUSTRIES		34,574	0.06

	MISCELLANEOUS RETAIL
*	eBay, Inc	5,270	484,524	0.89
	Walgreen Co	10,557	378,257	0.70
	Other Securities		494,512	0.91

	TOTAL MISCELLANEOUS RETAIL		1,357,293	2.50

	MOTION PICTURES		415,112	0.77

	NONDEPOSITORY INSTITUTIONS
	American Express Co	11,475	590,504	1.09
	Fannie Mae	9,849	624,427	1.15
	MBNA Corp	8,600	216,720	0.40
	Other Securities		442,756	0.82

	TOTAL NONDEPOSITORY INSTITUTIONS		1,874,407	3.46

	OIL AND GAS EXTRACTION		379,897	0.70

	PAPER AND ALLIED PRODUCTS		158,114	0.29

	PERSONAL SERVICES		162,976	0.30

	PRIMARY METAL INDUSTRIES		270,339	0.50

	PRINTING AND PUBLISHING		369,030	0.68

	RAILROAD TRANSPORTATION		9,984	0.02

	REAL ESTATE		50,659	0.09

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		162,197	0.30

	SECURITY AND COMMODITY BROKERS		509,083	0.94

	STONE, CLAY, AND GLASS PRODUCTS		133,565	0.25

	TRANSPORTATION BY AIR		311,234	0.57

130 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

TRANSPORTATION EQUIPMENT
Boeing Co		7,514	$ 387,873	0.71%
Other Securities			448,573	0.83

TOTAL TRANSPORTATION EQUIPMENT			836,446	1.54

TRANSPORTATION SERVICES			88,998	0.16

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)		5,808	440,943	0.81
Other Securities			38,728	0.07

TOTAL TRUCKING AND WAREHOUSING			479,671	0.88

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson		30,180	1,700,039	3.14
Other Securities			99,666	0.18

TOTAL WHOLESALE TRADE-DURABLE GOODS			1,799,705	3.32

WHOLESALE TRADE-NONDURABLE GOODS			476,940	0.88

	TOTAL COMMON STOCKS	(Cost $47,715,969)	53,949,690	99.53

	TOTAL PORTFOLIO	(Cost $47,715,969)	53,949,690	99.53
	OTHER ASSETS & LIABILITIES, NET		256,051	0.47

	NET ASSETS		$54,205,741	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $47,789,303. Net unrealized appreciation of portfolio investments aggregated $6,160,387 of which $7,186,885 related to appreciated portfolio investments and $1,026,498 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 131

Large-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		$ 191,088	0.13%

	APPAREL AND ACCESSORY STORES		332,210	0.23

	APPAREL AND OTHER TEXTILE PRODUCTS		349,416	0.25

	AUTO REPAIR, SERVICES AND PARKING		45,394	0.03

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		74,093	0.05

	BUILDING MATERIALS AND GARDEN SUPPLIES		238,226	0.17

	BUSINESS SERVICES
	Microsoft Corp	45,169	1,248,923	0.88
	Other Securities		2,397,968	1.68

	TOTAL BUSINESS SERVICES		3,646,891	2.56

	CHEMICALS AND ALLIED PRODUCTS
	Bristol-Myers Squibb Co	33,576	794,744	0.56
	Dow Chemical Co	21,340	964,141	0.68
	Du Pont (E.I.) de Nemours & Co	24,486	1,048,001	0.74
	Merck & Co, Inc	30,138	994,554	0.70
	Wyeth	15,269	571,061	0.40
	Other Securities		2,418,973	1.69

	TOTAL CHEMICALS AND ALLIED PRODUCTS		6,791,474	4.77

	COAL MINING		196,549	0.14

	COMMUNICATIONS
	BellSouth Corp	44,928	1,218,447	0.86
*	Comcast Corp (Class A)	39,624	1,118,982	0.79
*	Comcast Corp (Special Class A)	13,100	365,752	0.26
	SBC Communications, Inc	81,101	2,104,571	1.48
	Sprint Corp	27,185	547,234	0.38
	Verizon Communications, Inc	67,838	2,671,460	1.88
	Viacom, Inc (Class B)	27,831	934,008	0.66
	Other Securities		2,710,313	1.88

	TOTAL COMMUNICATIONS		11,670,767	8.19

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp	99,880	4,327,800	3.04
	BB&T Corp	13,536	537,244	0.38
	Citigroup, Inc	126,750	5,592,210	3.93
	JPMorgan Chase & Co	87,241	3,466,085	2.43
	National City Corp	14,507	560,260	0.39
	U.S. Bancorp	42,287	1,222,094	0.86
	Wachovia Corp	32,212	1,512,353	1.06
	Wells Fargo & Co	41,312	2,463,435	1.73
	Other Securities		6,910,538	4.85

	TOTAL DEPOSITORY INSTITUTIONS		26,592,019	18.67

	EATING AND DRINKING PLACES
	McDonald’s Corp	30,849	864,697	0.61
	Other Securities		137,336	0.09

	TOTAL EATING AND DRINKING PLACES		1,002,033	0.70

132 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

EDUCATIONAL SERVICES		$ 7,444	0.01%

ELECTRIC, GAS, AND SANITARY SERVICES
Dominion Resources, Inc	7,954	518,999	0.36
Duke Energy Corp	22,384	512,370	0.36
Exelon Corp	16,158	592,837	0.42
Southern Co	18,034	540,659	0.38
Other Securities		7,168,551	5.03

TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		9,333,416	6.55

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
General Electric Co	228,581	7,675,750	5.39
Other Securities		1,695,872	1.19

TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		9,371,622	6.58

ENGINEERING AND MANAGEMENT SERVICES		370,197	0.26

FABRICATED METAL PRODUCTS		672,527	0.47

FOOD AND KINDRED PRODUCTS		2,888,975	2.03

FOOD STORES		707,251	0.50

FORESTRY		384,919	0.27

FURNITURE AND FIXTURES		556,364	0.39

FURNITURE AND HOMEFURNISHINGS STORES		140,438	0.10

GENERAL BUILDING CONTRACTORS		616,076	0.43

GENERAL MERCHANDISE STORES		1,524,572	1.07

HEALTH SERVICES		669,210	0.47

HOLDING AND OTHER INVESTMENT OFFICES
iShares Russell 1000 Value Index Fund	20,968	1,269,822	0.89
Washington Mutual, Inc	21,280	831,622	0.58
Other Securities		4,360,735	3.07

TOTAL HOLDING AND OTHER INVESTMENT OFFICES		6,462,179	4.54

HOTELS AND OTHER LODGING PLACES		272,523	0.19

INDUSTRIAL MACHINERY AND EQUIPMENT
Hewlett-Packard Co	74,568	1,398,150	0.98
International Business Machines Corp	13,760	1,179,782	0.83
Other Securities		2,245,681	1.58

TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		4,823,613	3.39

INSTRUMENTS AND RELATED PRODUCTS
Raytheon Co	11,034	419,071	0.29
Other Securities		619,469	0.44

TOTAL INSTRUMENTS AND RELATED PRODUCTS		1,038,540	0.73

INSURANCE AGENTS, BROKERS AND SERVICE		331,717	0.23

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 133

Large-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INSURANCE CARRIERS
	Allstate Corp	17,139	$ 822,501	0.58%
	American International Group, Inc	18,605	1,264,954	0.89
	St. Paul Travelers Cos, Inc	16,268	537,820	0.38
	Other Securities		6,335,173	4.44

	TOTAL INSURANCE CARRIERS		8,960,448	6.29

	LUMBER AND WOOD PRODUCTS		275,952	0.19

	METAL MINING		394,651	0.28

	MISCELLANEOUS MANUFACTURING INDUSTRIES		168,371	0.12

	MISCELLANEOUS RETAIL		675,276	0.47

	MOTION PICTURES
*	Time Warner, Inc	87,278	1,408,667	0.99
	Walt Disney Co	35,332	796,737	0.56
	Other Securities		330,189	0.23

	TOTAL MOTION PICTURES		2,535,593	1.78

	NONDEPOSITORY INSTITUTIONS
	Countrywide Financial Corp	13,511	532,198	0.37
	Freddie Mac	15,469	1,009,198	0.71
	Other Securities		742,770	0.52

	TOTAL NONDEPOSITORY INSTITUTIONS		2,284,166	1.60

	NONMETALLIC MINERALS, EXCEPT FUELS		125,745	0.09

	OIL AND GAS EXTRACTION
	Occidental Petroleum Corp	9,552	534,243	0.38
	Other Securities		3,184,055	2.23

	TOTAL OIL AND GAS EXTRACTION		3,718,298	2.61

	PAPER AND ALLIED PRODUCTS		1,608,649	1.13

	PERSONAL SERVICES		74,901	0.05

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp	52,452	2,813,525	1.98
	ConocoPhillips	16,739	1,386,826	0.97
	ExxonMobil Corp	160,291	7,746,864	5.44
	Other Securities		968,611	0.68

	TOTAL PETROLEUM AND COAL PRODUCTS		12,915,826	9.07

	PRIMARY METAL INDUSTRIES		639,892	0.45

	PRINTING AND PUBLISHING
	Gannett Co, Inc	6,595	552,397	0.39
	Other Securities		664,325	0.46

	TOTAL PRINTING AND PUBLISHING		1,216,722	0.85

	RAILROAD TRANSPORTATION		1,195,361	0.84

	REAL ESTATE		40,939	0.03

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		56,228	0.04

134 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc	7,519	$ 701,072	0.49%
Lehman Brothers Holdings, Inc	6,732	536,675	0.38
Merrill Lynch & Co, Inc	23,471	1,166,978	0.82
Morgan Stanley	23,466	1,156,874	0.81
Other Securities		743,363	0.52

TOTAL SECURITY AND COMMODITY BROKERS		4,304,962	3.02

STONE, CLAY, AND GLASS PRODUCTS		157,123	0.11

TOBACCO PRODUCTS
Altria Group, Inc	50,179	2,360,420	1.66
Other Securities		452,293	0.31

TOTAL TOBACCO PRODUCTS		2,812,713	1.97

TRANSPORTATION BY AIR		217,132	0.15

TRANSPORTATION EQUIPMENT
Ford Motor Co	42,663	599,415	0.42
Honeywell International, Inc	21,042	754,566	0.53
United Technologies Corp	9,543	891,125	0.63
Other Securities		3,125,678	2.19

TOTAL TRANSPORTATION EQUIPMENT		5,370,784	3.77

TRANSPORTATION SERVICES		82,691	0.06

TRUCKING AND WAREHOUSING		106,473	0.08

WHOLESALE TRADE-DURABLE GOODS		560,901	0.39

WHOLESALE TRADE-NONDURABLE GOODS		342,031	0.24

TOTAL COMMON STOCKS	(Cost $118,140,493)	142,143,571	99.78

TOTAL PORTFOLIO	(Cost $118,140,493)	142,143,571	99.78
OTHER ASSETS & LIABILITIES, NET		308,158	0.22

NET ASSETS		$142,451,729	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $118,532,855. Net unrealized appreciation of portfolio investments aggregated $23,610,716 of which $25,312,447 related to appreciated portfolio investments and $1,701,731 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 135

Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY/ISSUER	SHARES	VALUE	ASSETS

	CORPORATE BONDS
	REAL ESTATE		$ 4,120	0.00%

	TOTAL CORPORATE BONDS	(Cost $3,408)	4,120	0.00

	PREFERRED STOCKS
	ELECTRIC, GAS, AND SANITARY SERVICES		459	0.00

	TOTAL PREFERRED STOCKS	(Cost $364)	459	0.00

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		81,852	0.01

	AGRICULTURAL PRODUCTION-LIVESTOCK		22,852	0.00

	AMUSEMENT AND RECREATION SERVICES		1,436,541	0.19

	APPAREL AND ACCESSORY STORES		4,359,759	0.57

	APPAREL AND OTHER TEXTILE PRODUCTS		1,302,080	0.17

	AUTO REPAIR, SERVICES AND PARKING		306,474	0.04

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		1,178,709	0.16

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	140,401	5,503,719	0.72
	Other Securities		3,108,169	0.40

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		8,611,888	1.12

	BUSINESS SERVICES
	Microsoft Corp	576,397	15,937,377	2.08
	Other Securities		35,968,542	4.69

	TOTAL BUSINESS SERVICES		51,905,919	6.77

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	98,119	4,156,321	0.54
*	Amgen, Inc	81,620	4,626,222	0.60
	Bristol-Myers Squibb Co	122,274	2,894,226	0.38
	Lilly (Eli) & Co	61,286	3,680,224	0.48
	Merck & Co, Inc	139,251	4,595,316	0.60
	Pfizer, Inc	478,344	14,637,326	1.91
	Procter & Gamble Co	161,133	8,720,518	1.14
	Wyeth	83,871	3,136,775	0.41
	Other Securities		34,386,925	4.48

	TOTAL CHEMICALS AND ALLIED PRODUCTS		80,833,853	10.54

	COAL MINING		683,875	0.09

136 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMUNICATIONS
	BellSouth Corp	115,330	$ 3,127,750	0.41%
*	Comcast Corp (Class A)	107,218	3,027,836	0.39
*	Comcast Corp (Special Class A)	28,067	783,631	0.10
	SBC Communications, Inc	208,153	5,401,570	0.70
	Verizon Communications, Inc	173,559	6,834,753	0.89
	Viacom, Inc (Class B)	96,301	3,231,894	0.42
	Other Securities		17,176,272	2.25

	TOTAL COMMUNICATIONS		39,583,706	5.16

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp	255,694	11,079,221	1.45
	Citigroup, Inc	324,151	14,301,542	1.87
	JPMorgan Chase & Co	223,296	8,871,550	1.16
	U.S. Bancorp	119,188	3,444,533	0.45
	Wachovia Corp	82,329	3,865,347	0.50
	Wells Fargo & Co	105,792	6,308,436	0.82
	Other Securities		30,663,717	3.99

	TOTAL DEPOSITORY INSTITUTIONS		78,534,346	10.24

	EATING AND DRINKING PLACES		5,329,410	0.70

	EDUCATIONAL SERVICES		1,499,197	0.20

	ELECTRIC, GAS, AND SANITARY SERVICES		27,608,837	3.60

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
d	General Electric Co	661,721	22,220,591	2.90
	Intel Corp	406,316	8,150,699	1.06
	Qualcomm, Inc	101,990	3,981,690	0.52
	Other Securities		23,632,977	3.08

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		57,985,957	7.56

	ENGINEERING AND MANAGEMENT SERVICES		6,641,693	0.87

	FABRICATED METAL PRODUCTS		5,615,256	0.73

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	132,133	5,291,927	0.69
	PepsiCo, Inc	106,905	5,200,928	0.68
	Other Securities		12,496,543	1.63

	TOTAL FOOD AND KINDRED PRODUCTS		22,989,398	3.00

	FOOD STORES		3,530,250	0.46

	FORESTRY		940,493	0.12

	FURNITURE AND FIXTURES		2,396,585	0.31

	FURNITURE AND HOMEFURNISHINGS STORES		2,992,638	0.39

	GENERAL BUILDING CONTRACTORS		3,085,290	0.40

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	160,765	8,552,698	1.12
	Other Securities		8,717,981	1.13

	TOTAL GENERAL MERCHANDISE STORES		17,270,679	2.25

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 137

Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	HEALTH SERVICES		$ 6,057,980	0.79%
	HEAVY CONSTRUCTION, EXCEPT BUILDING		75,424	0.01

	HOLDING AND OTHER INVESTMENT OFFICES
	SPDR Trust Series 1	42,700	4,772,152	0.62
	Other Securities		20,115,367	2.63

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		24,887,519	3.25

	HOTELS AND OTHER LODGING PLACES		2,584,281	0.34

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	49,045	3,922,129	0.51
*	Cisco Systems, Inc	424,775	7,688,428	1.00
*	Dell, Inc	159,193	5,667,271	0.74
	Hewlett-Packard Co	191,821	3,596,644	0.47
d	International Business Machines Corp	105,673	9,060,403	1.18
	Other Securities		21,664,633	2.83

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		51,599,508	6.73

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	76,275	3,958,673	0.52
	Other Securities		19,869,054	2.59

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		23,827,727	3.11

	INSURANCE AGENTS, BROKERS AND SERVICE		3,144,582	0.41

	INSURANCE CARRIERS
	American International Group, Inc	144,063	9,794,911	1.28
	UnitedHealth Group, Inc	41,810	3,083,069	0.40
	Other Securities		25,103,716	3.27

	TOTAL INSURANCE CARRIERS		37,981,696	4.95

	JUSTICE, PUBLIC ORDER AND SAFETY		12,740	0.00

	LEATHER AND LEATHER PRODUCTS		709,663	0.09

	LEGAL SERVICES		29,095	0.00

	LOCAL AND INTERURBAN PASSENGER TRANSIT		106,234	0.01

	LUMBER AND WOOD PRODUCTS		875,911	0.12

	METAL MINING		2,412,967	0.32

	MISCELLANEOUS MANUFACTURING INDUSTRIES		1,176,793	0.15

	MISCELLANEOUS RETAIL
*	eBay, Inc	32,723	3,008,553	0.39
	Other Securities		7,773,495	1.02

	TOTAL MISCELLANEOUS RETAIL		10,782,048	1.41

	MOTION PICTURES
*	Time Warner, Inc	275,636	4,448,765	0.58
	Walt Disney Co	128,984	2,908,612	0.38
	Other Securities		1,845,869	0.24

	TOTAL MOTION PICTURES		9,203,246	1.20

138 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

NONDEPOSITORY INSTITUTIONS
American Express Co	70,650	$ 3,635,649	0.47%
Fannie Mae	60,701	3,848,443	0.50
Freddie Mac	43,058	2,809,104	0.37
Other Securities		7,613,446	1.00

TOTAL NONDEPOSITORY INSTITUTIONS		17,906,642	2.34

NONMETALLIC MINERALS, EXCEPT FUELS		361,848	0.05

OIL AND GAS EXTRACTION		14,461,210	1.89

PAPER AND ALLIED PRODUCTS		5,604,110	0.73

PERSONAL SERVICES		1,375,654	0.18

PETROLEUM AND COAL PRODUCTS
ChevronTexaco Corp	134,150	7,195,806	0.94
ConocoPhillips	42,969	3,559,982	0.46
ExxonMobil Corp	409,998	19,815,203	2.58
Other Securities		2,893,496	0.39

TOTAL PETROLEUM AND COAL PRODUCTS		33,464,487	4.37

PRIMARY METAL INDUSTRIES		4,551,024	0.59

PRINTING AND PUBLISHING		6,323,243	0.83

RAILROAD TRANSPORTATION		3,240,033	0.42

REAL ESTATE		665,145	0.09

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		1,782,195	0.23

SECURITY AND COMMODITY BROKERS
Merrill Lynch & Co, Inc	59,970	2,981,708	0.39
Morgan Stanley	69,143	3,408,750	0.44
Other Securities		8,359,062	1.09

TOTAL SECURITY AND COMMODITY BROKERS		14,749,520	1.92

SOCIAL SERVICES		57,417	0.01

SPECIAL TRADE CONTRACTORS		255,985	0.03

STONE, CLAY, AND GLASS PRODUCTS		1,536,700	0.20

TOBACCO PRODUCTS
Altria Group, Inc	128,494	6,044,358	0.79
Other Securities		1,250,080	0.16

TOTAL TOBACCO PRODUCTS		7,294,438	0.95

TRANSPORTATION BY AIR		2,899,416	0.38

TRANSPORTATION EQUIPMENT
United Technologies Corp	32,163	3,003,381	0.39
Other Securities		17,106,430	2.23

TOTAL TRANSPORTATION EQUIPMENT		20,109,811	2.62

TRANSPORTATION SERVICES		1,081,323	0.14

TRUCKING AND WAREHOUSING		3,686,070	0.48

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 139

Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY/ISSUER		SHARES	VALUE	ASSETS

WATER TRANSPORTATION			$ 239,751	0.03%

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson		186,095	10,482,787	1.37
Other Securities			3,249,392	0.42

TOTAL WHOLESALE TRADE-DURABLE GOODS			13,732,179	1.79

WHOLESALE TRADE-NONDURABLE GOODS			4,964,828	0.65

	TOTAL COMMON STOCKS	(Cost $621,623,700)	762,537,980	99.46

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Farm Credit Bank (FFCB)	1.230%, 10/01/04	$4,220,000	4,219,807	0.55

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			4,219,807	0.55

	TOTAL SHORT-TERM INVESTMENTS	(Cost $4,219,807)	4,219,807	0.55

	TOTAL PORTFOLIO	(Cost $625,847,279)	766,762,366	100.01
	OTHER ASSETS & LIABILITIES, NET		(55,483)	(0.01)

	NET ASSETS		$766,706,883	100.00%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $628,867,307. Net unrealized appreciation of portfolio investments aggregated $137,895,059 of which $152,885,024 related to appreciated portfolio investments and $14,989,965 related to depreciated portfolio investments.

140 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

S&P 500 Index Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		$ 121,854	0.05%

	APPAREL AND ACCESSORY STORES		902,918	0.41

	APPAREL AND OTHER TEXTILE PRODUCTS		300,923	0.14

	AUTO REPAIR, SERVICES AND PARKING		70,560	0.03

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		223,557	0.10

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	45,700	1,791,440	0.81
	Other Securities		942,750	0.42

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		2,734,190	1.23

	BUSINESS SERVICES
d	Microsoft Corp	226,491	6,262,476	2.81
*	Oracle Corp	107,710	1,214,969	0.55
	Other Securities		7,013,480	3.15

	TOTAL BUSINESS SERVICES		14,490,925	6.51

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	32,500	1,376,700	0.62
*	Amgen, Inc	26,300	1,490,684	0.67
	Lilly (Eli) & Co	23,500	1,411,175	0.63
	Merck & Co, Inc	46,200	1,524,600	0.69
d	Pfizer, Inc	157,220	4,810,932	2.16
	Procter & Gamble Co	52,900	2,862,948	1.29
	Wyeth	27,700	1,035,980	0.46
	Other Securities		9,307,934	4.18

	TOTAL CHEMICALS AND ALLIED PRODUCTS		23,820,953	10.70

	COMMUNICATIONS
	BellSouth Corp	38,100	1,033,272	0.46
*	Comcast Corp (Class A)	40,216	1,135,700	0.51
*	Comcast Corp (Special Class A)	6,450	180,084	0.08
	SBC Communications, Inc	69,000	1,790,550	0.80
	Verizon Communications, Inc	57,600	2,268,288	1.02
	Viacom, Inc (Class B)	36,100	1,211,516	0.54
	Other Securities		3,823,972	1.73

	TOTAL COMMUNICATIONS		11,443,382	5.14

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp	84,704	3,670,224	1.65
	Citigroup, Inc	107,900	4,760,548	2.14
	JPMorgan Chase & Co	74,136	2,945,423	1.32
	U.S. Bancorp	39,100	1,129,990	0.51
	Wachovia Corp	27,200	1,277,040	0.57
	Wells Fargo & Co	35,100	2,093,013	0.94
	Other Securities		6,611,285	2.98

	TOTAL DEPOSITORY INSTITUTIONS		22,487,523	10.11

	EATING AND DRINKING PLACES		1,134,443	0.51

	EDUCATIONAL SERVICES		300,817	0.14

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 141

S&P 500 Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES		$ 7,158,345	3.22%

	ELECTRONIC & OTHER ELECTRIC EQUIPMENT

d	General Electric Co	219,900	7,384,242	3.32
	Intel Corp	133,600	2,680,016	1.20
	Qualcomm, Inc	33,900	1,323,456	0.59
	Other Securities		5,306,187	2.39

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT		16,693,901	7.50

	ENGINEERING AND MANAGEMENT SERVICES		1,246,369	0.56

	FABRICATED METAL PRODUCTS		1,699,309	0.76

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	50,500	2,022,525	0.91
	PepsiCo, Inc	35,200	1,712,480	0.77
	Other Securities		4,008,973	1.80

	TOTAL FOOD AND KINDRED PRODUCTS		7,743,978	3.48

	FOOD STORES		978,738	0.44

	FORESTRY		325,752	0.15

	FURNITURE AND FIXTURES		446,183	0.20

	FURNITURE AND HOMEFURNISHINGS STORES		757,854	0.34

	GENERAL BUILDING CONTRACTORS		381,385	0.17

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	88,300	4,697,560	2.11
	Other Securities		2,604,986	1.17

	TOTAL GENERAL MERCHANDISE STORES		7,302,546	3.28

	HEALTH SERVICES		1,071,614	0.48

	HOLDING AND OTHER INVESTMENT OFFICES
	SPDR Trust Series 1	50,000	5,588,000	2.51
	Other Securities		1,676,969	0.75

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		7,264,969	3.26

	HOTELS AND OTHER LODGING PLACES		594,538	0.27

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	16,300	1,303,511	0.59
*	Cisco Systems, Inc	140,800	2,548,480	1.15
*	Dell, Inc	52,000	1,851,200	0.83
	Hewlett-Packard Co	62,900	1,179,375	0.53
	International Business Machines Corp	34,900	2,992,326	1.34
	Tyco International Ltd	41,800	1,281,588	0.58
	Other Securities		5,300,897	2.38

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		16,457,377	7.40

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	25,100	1,302,690	0.59
	Other Securities		5,043,595	2.26

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		6,346,285	2.85

142 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

S&P 500 Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INSURANCE AGENTS, BROKERS AND SERVICE		$ 854,305	0.38%

	INSURANCE CARRIERS
	American International Group, Inc	54,200	3,685,058	1.65
	UnitedHealth Group, Inc	13,800	1,017,612	0.46
	Other Securities		7,115,658	3.20

	TOTAL INSURANCE CARRIERS		11,818,328	5.31

	LEATHER AND LEATHER PRODUCTS		165,438	0.07

	LUMBER AND WOOD PRODUCTS		190,535	0.09

	METAL MINING		739,533	0.33

	MISCELLANEOUS MANUFACTURING INDUSTRIES		218,159	0.10

	MISCELLANEOUS RETAIL
*	eBay, Inc	13,778	1,266,749	0.57
	Other Securities		1,689,272	0.76

	TOTAL MISCELLANEOUS RETAIL		2,956,021	1.33

	MOTION PICTURES
*	Time Warner, Inc	95,200	1,536,528	0.69
	Walt Disney Co	42,800	965,140	0.43

	TOTAL MOTION PICTURES		2,501,668	1.12

	NONDEPOSITORY INSTITUTIONS
	American Express Co	26,400	1,358,544	0.61
	Fannie Mae	20,100	1,274,340	0.57
	Other Securities		2,937,175	1.32

	TOTAL NONDEPOSITORY INSTITUTIONS		5,570,059	2.50

	NONMETALLIC MINERALS, EXCEPT FUELS		112,090	0.05

	OIL AND GAS EXTRACTION		4,290,169	1.93

	PAPER AND ALLIED PRODUCTS		1,480,088	0.67

	PERSONAL SERVICES		320,110	0.14

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp	44,300	2,376,252	1.07
	ConocoPhillips	14,300	1,184,755	0.53
d	ExxonMobil Corp	135,500	6,548,715	2.94
	Other Securities		567,128	0.26

	TOTAL PETROLEUM AND COAL PRODUCTS		10,676,850	4.80

	PRIMARY METAL INDUSTRIES		1,037,454	0.47

	PRINTING AND PUBLISHING		1,523,249	0.68

	RAILROAD TRANSPORTATION		1,038,691	0.47

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		636,040	0.29

	SECURITY AND COMMODITY BROKERS
	Merrill Lynch & Co, Inc	19,500	969,540	0.44
	Morgan Stanley	22,800	1,124,040	0.50
	Other Securities		2,499,731	1.12

	TOTAL SECURITY AND COMMODITY BROKERS		4,593,311	2.06

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 143

S&P 500 Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

STONE, CLAY, AND GLASS PRODUCTS			$ 321,320	0.14%

TOBACCO PRODUCTS
Altria Group, Inc		42,700	2,008,608	0.90
Other Securities			355,860	0.16

	TOTAL TOBACCO PRODUCTS		2,364,468	1.06

TRANSPORTATION BY AIR			765,832	0.34

TRANSPORTATION EQUIPMENT
United Technologies Corp		10,700	999,166	0.45
Other Securities			5,255,212	2.36

TOTAL TRANSPORTATION EQUIPMENT			6,254,378	2.81

TRANSPORTATION SERVICES			71,137	0.03

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)		23,400	1,776,527	0.80

TOTAL TRUCKING AND WAREHOUSING			1,776,527	0.80

WATER TRANSPORTATION			619,499	0.28

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson		61,800	3,481,194	1.56
Other Securities			98,005	0.05

TOTAL WHOLESALE TRADE-DURABLE GOODS			3,579,199	1.61

WHOLESALE TRADE-NONDURABLE GOODS			1,259,127	0.57

	TOTAL COMMON STOCKS	(Cost $204,119,200)	222,234,773	99.86

ISSUER		PRINCIPAL

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Farm Credit Banks (FFCB)	1.23%, 10/01/04	$970,000	969,956	0.44

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			969,956	0.44

TOTAL SHORT-TERM INVESTMENTS		(Cost $969,956)	969,956	0.44

	TOTAL PORTFOLIO	(Cost $205,089,156)	223,204,729	100.30
	OTHER ASSETS & LIABILITIES, NET		(669,996)	(0.30)

	NET ASSETS		$222,534,733	100.00%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $206,078,116. Net unrealized appreciation of portfolio investments aggregated $17,126,613 of which $22,528,282 related to appreciated portfolio investments and $5,401,669 related to depreciated portfolio investments.

144 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	ELECTRIC, GAS, AND SANITARY SERVICES		$ 28,033	0.12%

	TOTAL PREFERRED STOCKS	(Cost $20,000)	28,033	0.12

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		137,917	0.57

	APPAREL AND ACCESSORY STORES		445,251	1.83

	APPAREL AND OTHER TEXTILE PRODUCTS		19,987	0.08

	AUTO REPAIR, SERVICES AND PARKING		27,424	0.11

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		240,461	0.99

	BUILDING MATERIALS AND GARDEN SUPPLIES		68,141	0.28

	BUSINESS SERVICES
	Adobe Systems, Inc	4,635	229,293	0.94
	Autodesk, Inc	2,281	110,925	0.46
*	Fiserv, Inc	3,784	131,910	0.54
	IMS Health, Inc	4,561	109,099	0.45
*	Intuit, Inc	3,424	155,450	0.64
*	Juniper Networks, Inc	10,287	242,773	1.00
*	SunGard Data Systems, Inc	4,928	117,139	0.48
*	Veritas Software Corp	8,293	147,615	0.61
	Other Securities		2,181,985	9.01

	TOTAL BUSINESS SERVICES		3,426,189	14.13

	CHEMICALS AND ALLIED PRODUCTS
	Allergan, Inc	2,550	185,003	0.76
	Avery Dennison Corp	2,100	138,138	0.57
	Clorox Co	2,053	109,425	0.45
	Ecolab, Inc	3,580	112,555	0.46
*	Genzyme Corp	4,365	237,500	0.98
*	MedImmune, Inc	4,829	114,447	0.47
	Other Securities		1,449,439	5.99

	TOTAL CHEMICALS AND ALLIED PRODUCTS		2,346,507	9.68

	COAL MINING		52,473	0.21

	COMMUNICATIONS		824,000	3.40

	DEPOSITORY INSTITUTIONS
	Synovus Financial Corp	4,151	108,549	0.45
	Other Securities		385,224	1.58

	TOTAL DEPOSITORY INSTITUTIONS		493,773	2.03

	EATING AND DRINKING PLACES
	Yum! Brands, Inc	5,618	228,428	0.94
	Other Securities		308,318	1.27

	TOTAL EATING AND DRINKING PLACES		536,746	2.21

	EDUCATIONAL SERVICES		194,711	0.80

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 145

Mid-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
*	AES Corp	12,368	$ 123,556	0.51%
	Other Securities		86,096	0.36

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		209,652	0.87

	ELECTRONIC & OTHER ELECTRIC EQUIPMENT
*	Altera Corp	7,267	142,215	0.59
	Harman International Industries, Inc	1,130	121,758	0.50
	Linear Technology Corp	5,963	216,099	0.89
	Microchip Technology, Inc	4,040	108,434	0.45
	Rockwell Collins, Inc	3,420	127,019	0.52
	Other Securities		1,538,802	6.35

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT		2,254,327	9.30

	ENGINEERING AND MANAGEMENT SERVICES
	Moody’s Corp	2,438	178,584	0.74
	Quest Diagnostics, Inc	1,600	141,152	0.58
	Other Securities		422,332	1.74

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		742,068	3.06

	FABRICATED METAL PRODUCTS
	Fortune Brands, Inc	2,669	197,746	0.82
	Other Securities		83,801	0.34

	TOTAL FABRICATED METAL PRODUCTS		281,547	1.16

	FOOD AND KINDRED PRODUCTS
	Hershey Foods Corp	2,605	121,680	0.50
	Other Securities		198,545	0.82

	TOTAL FOOD AND KINDRED PRODUCTS		320,225	1.32

	FOOD STORES		110,941	0.46

	FURNITURE AND FIXTURES		198,092	0.82

	FURNITURE AND HOMEFURNISHINGS STORES
*	Bed Bath & Beyond, Inc	5,799	215,201	0.89
	Other Securites		223,156	0.92

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES		438,357	1.81

	GENERAL BUILDING CONTRACTORS		362,347	1.50

	GENERAL MERCHANDISE STORES
	Dollar General Corp	5,728	115,419	0.48
	Other Securities		152,471	0.63

	TOTAL GENERAL MERCHANDISE STORES		267,890	1.11

	HEALTH SERVICES
*	Laboratory Corp Of America Holdings	2,599	113,628	0.47
	Other Securities		542,873	2.24

	TOTAL HEALTH SERVICES		656,501	2.71

	HOLDING AND OTHER INVESTMENT OFFICES		231,700	0.96

146 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	HOTELS AND OTHER LODGING PLACES
	Hilton Hotels Corp	6,321	$ 119,088	0.49%
	Marriott International, Inc (Class A)	3,274	170,117	0.70
	Other Securities		221,997	0.92

	TOTAL HOTELS AND OTHER LODGING PLACES		511,202	2.11

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	American Standard Cos, Inc	3,628	141,165	0.58
*	Apple Computer, Inc	3,711	143,801	0.59
	Baker Hughes, Inc	6,466	282,694	1.17
	Dover Corp	3,180	123,607	0.51
*	Lexmark International, Inc	2,532	212,713	0.88
*	Network Appliance, Inc	6,040	138,920	0.57
	Pitney Bowes, Inc	2,513	110,823	0.46
*	Smith International, Inc	2,026	123,039	0.51
	Other Securities		859,925	3.55

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		2,136,687	8.82

	INSTRUMENTS AND RELATED PRODUCTS
	Bard (C.R.), Inc	2,000	113,260	0.47
	Biomet, Inc	4,939	231,540	0.96
*	Fisher Scientific International, Inc	2,091	121,968	0.50
*	KLA-Tencor Corp	3,816	158,288	0.65
	Other Securities		1,058,569	4.37

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		1,683,625	6.95

	INSURANCE AGENTS, BROKERS AND SERVICE		175,906	0.73

	INSURANCE CARRIERS		241,373	1.00

	LEATHER AND LEATHER PRODUCTS
*	Coach, Inc	3,673	155,809	0.64
	Other Securities		22,720	0.10

	TOTAL LEATHER AND LEATHER PRODUCTS		178,529	0.74

	METAL MINING
	Freeport-McMoRan Copper & Gold, Inc (Class A)	3,039	123,080	0.51
	Other Securities		5,166	0.02

	TOTAL METAL MINING		128,246	0.53

	MISCELLANEOUS MANUFACTURING INDUSTRIES		65,159	0.27

	MISCELLANEOUS RETAIL		387,555	1.60

	MOTION PICTURES		43,581	0.18

	NONDEPOSITORY INSTITUTIONS		160,876	0.66

	OIL AND GAS EXTRACTION
	BJ Services Co	3,200	167,712	0.69
	XTO Energy, Inc	4,964	161,231	0.67
	Other Securities		325,981	1.34

	TOTAL OIL AND GAS EXTRACTION		654,924	2.70

	PAPER AND ALLIED PRODUCTS		44,175	0.18

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 147

Mid-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

PERSONAL SERVICES
H & R Block, Inc	3,403	$ 168,176	0.69%
Other Securities		151,319	0.63

TOTAL PERSONAL SERVICES		319,495	1.32

PRIMARY METAL INDUSTRIES		148,684	0.61

PRINTING AND PUBLISHING		464,990	1.92

RAILROAD TRANSPORTATION		19,736	0.08

REAL ESTATE		104,250	0.43

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		71,539	0.30

SECURITY AND COMMODITY BROKERS		696,406	2.87

STONE, CLAY, AND GLASS PRODUCTS		7,349	0.03

TRANSPORTATION BY AIR
Southwest Airlines Co	12,043	164,026	0.68
Other Securities		48,534	0.20

TOTAL TRANSPORTATION BY AIR		212,560	0.88

TRANSPORTATION EQUIPMENT		210,012	0.87

TRANSPORTATION SERVICES
Expeditors International Of Washington, Inc	2,100	108,570	0.45
Other Securities		75,384	0.31

TOTAL TRANSPORTATION SERVICES		183,954	0.76

TRUCKING AND WAREHOUSING		60,832	0.25

WHOLESALE TRADE-DURABLE GOODS		202,951	0.84

WHOLESALE TRADE-NONDURABLE GOODS		182,229	0.75

TOTAL COMMON STOCKS	(Cost $19,709,643)	24,184,052	99.78

TOTAL PORTFOLIO	(Cost $19,729,643)	24,212,085	99.90
OTHER ASSETS & LIABILITIES, NET		24,235	0.10

NET ASSETS		$24,236,320	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $19,756,196. Net unrealized appreciation of portfolio investments aggregated $4,455,889 of which $5,244,112 related to appreciated portfolio investments and $788,223 related to depreciated portfolio investments.

148 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	TRANSPORTATION EQUIPMENT		$ 7,478	0.02%

	TOTAL PREFERRED STOCKS	(Cost $6,542)	7,478	0.02

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		169,327	0.46

	APPAREL AND ACCESSORY STORES
	Limited Brands, Inc	8,045	179,323	0.48
	Other Securities		88,832	0.24

	TOTAL APPAREL AND ACCESSORY STORES		268,155	0.72

	APPAREL AND OTHER TEXTILE PRODUCTS		292,183	0.78

	AUTO REPAIR, SERVICES AND PARKING		34,527	0.09

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		61,488	0.16

	BUILDING MATERIALS AND GARDEN SUPPLIES		57,946	0.16

	BUSINESS SERVICES
*	Computer Sciences Corp	3,863	181,947	0.49
	Electronic Data Systems Corp	10,384	201,346	0.54
	Other Securities		822,046	2.21

	TOTAL BUSINESS SERVICES		1,205,339	3.24

	CHEMICALS AND ALLIED PRODUCTS
	Air Products & Chemicals, Inc	4,680	254,498	0.68
	PPG Industries, Inc	3,533	216,502	0.58
	Praxair, Inc	4,761	203,485	0.55
	Other Securities		947,439	2.55

	TOTAL CHEMICALS AND ALLIED PRODUCTS		1,621,924	4.36

	COAL MINING		171,783	0.46

	COMMUNICATIONS		618,875	1.66

	DEPOSITORY INSTITUTIONS
	AmSouth Bancorp	7,196	175,582	0.47
	Comerica, Inc	3,611	214,313	0.58
	Marshall & Ilsley Corp	4,600	185,380	0.50
	Regions Financial Corp	9,577	316,616	0.84
	SouthTrust Corp	6,789	282,830	0.76
	Other Securities		2,729,788	7.34

	TOTAL DEPOSITORY INSTITUTIONS		3,904,509	10.49

	EATING AND DRINKING PLACES		122,814	0.33

	EDUCATIONAL SERVICES		4,987	0.01

	ELECTRIC, GAS, AND SANITARY SERVICES
	Ameren Corp	3,958	182,662	0.49
	Consolidated Edison, Inc	4,965	208,729	0.56
	Edison International	6,709	177,856	0.48
	FPL Group, Inc	3,809	260,231	0.70
*	PG&E Corp	8,200	249,280	0.67
	PPL Corp	3,865	182,351	0.49

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 149

Mid-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES—(continued)
	Progress Energy, Inc	5,084	$ 215,257	0.58%
	Public Service Enterprise Group, Inc	4,878	207,803	0.56
	TXU Corp	6,152	294,804	0.79
	Other Securities		3,173,242	8.52

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		5,152,215	13.84

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		982,397	2.64

	ENGINEERING AND MANAGEMENT SERVICES
	Monsanto Co	5,400	196,668	0.53
	Other Securities		110,581	0.30

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		307,249	0.83

	FABRICATED METAL PRODUCTS		224,569	0.60

	FOOD AND KINDRED PRODUCTS
	Archer Daniels Midland Co	11,983	203,471	0.55
	Other Securities		636,073	1.71

	TOTAL FOOD AND KINDRED PRODUCTS		839,544	2.26

	FOOD STORES
	Albertson’s, Inc	7,575	181,270	0.49
*	Kroger Co	15,203	235,951	0.63
*	Safeway, Inc	9,196	177,575	0.48

	TOTAL FOOD STORES		594,796	1.60

	FURNITURE AND FIXTURES		474,058	1.27

	FURNITURE AND HOMEFURNISHINGS STORES		109,515	0.29

	GENERAL BUILDING CONTRACTORS		475,932	1.28

	GENERAL MERCHANDISE STORES
	Federated Department Stores, Inc	3,824	173,724	0.47
	J.C. Penney Co, Inc	5,036	177,670	0.48
	Sears Roebuck & Co	4,504	179,484	0.48
	Other Securities		397,963	1.07

	TOTAL GENERAL MERCHANDISE STORES		928,841	2.50

	HEALTH SERVICES		202,234	0.54

	HOLDING AND OTHER INVESTMENT OFFICES
	Equity Office Properties Trust	8,315	226,584	0.61
	Equity Residential	5,768	178,808	0.48
	iShares Russell Midcap Value Index Fund	4,422	442,642	1.19
	Other Securities		3,272,315	8.79

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		4,120,349	11.07

	HOTELS AND OTHER LODGING PLACES		223,218	0.60

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Eaton Corp	3,099	196,508	0.53
*	Xerox Corp	14,985	210,989	0.57
	Other Securities		1,087,806	2.92

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		1,495,303	4.02

150 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

INSTRUMENTS AND RELATED PRODUCTS
Eastman Kodak Co	5,841	$ 188,197	0.51%
Other Securities		282,657	0.76

TOTAL INSTRUMENTS AND RELATED PRODUCTS		470,854	1.27

INSURANCE AGENTS, BROKERS AND SERVICE
AON Corp	6,494	186,638	0.50
Other Securities		100,555	0.27

TOTAL INSURANCE AGENTS, BROKERS AND SERVICE		287,193	0.77

INSURANCE CARRIERS
Cigna Corp	2,904	202,206	0.54
Lincoln National Corp	3,700	173,900	0.47
Loews Corp	3,058	178,893	0.48
MBIA, Inc	3,008	175,096	0.47
Principal Financial Group	6,569	236,287	0.64
Other Securities		2,356,125	6.33

TOTAL INSURANCE CARRIERS		3,322,507	8.93

LUMBER AND WOOD PRODUCTS
Georgia-Pacific Corp	5,200	186,940	0.50
Other Securities		48,316	0.13

TOTAL LUMBER AND WOOD PRODUCTS		235,256	0.63

METAL MINING
Phelps Dodge Corp	1,924	177,066	0.48
Other Securities		10,332	0.02

TOTAL METAL MINING		187,398	0.50

MISCELLANEOUS MANUFACTURING INDUSTRIES		148,444	0.40

MISCELLANEOUS RETAIL		263,463	0.71

MOTION PICTURES		25,096	0.07

NONDEPOSITORY INSTITUTIONS		357,570	0.96

NONMETALLIC MINERALS, EXCEPT FUELS		106,791	0.29

OIL AND GAS EXTRACTION
Marathon Oil Corp	7,063	291,561	0.78
Unocal Corp	5,421	233,103	0.63
Other Securities		826,270	2.22

TOTAL OIL AND GAS EXTRACTION		1,350,934	3.63

PAPER AND ALLIED PRODUCTS		575,571	1.55

PERSONAL SERVICES		59,425	0.16

PETROLEUM AND COAL PRODUCTS
Valero Energy Corp	2,650	212,557	0.57
Other Securities		623,672	1.68

TOTAL PETROLEUM AND COAL PRODUCTS		836,229	2.25

PRIMARY METAL INDUSTRIES		311,398	0.84

PRINTING AND PUBLISHING		363,584	0.98

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 151

Mid-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

RAILROAD TRANSPORTATION
Burlington Northern Santa Fe Corp	7,646	$ 292,918	0.79%
Norfolk Southern Corp	7,978	237,266	0.64
Other Securities		155,976	0.41

TOTAL RAILROAD TRANSPORTATION		686,160	1.84

REAL ESTATE		33,060	0.09

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		45,980	0.12

SECURITY AND COMMODITY BROKERS
Bear Stearns Cos, Inc	2,200	211,574	0.57
Other Securities		249,506	0.67

TOTAL SECURITY AND COMMODITY BROKERS		461,080	1.24

STONE, CLAY, AND GLASS PRODUCTS		89,824	0.24

TOBACCO PRODUCTS
Reynolds American, Inc	3,000	204,120	0.55
Other Securities		167,275	0.45

TOTAL TOBACCO PRODUCTS		371,395	1.00

TRANSPORTATION BY AIR		59,106	0.16

TRANSPORTATION EQUIPMENT
Paccar, Inc	3,612	249,661	0.67
Other Securities		690,450	1.86

TOTAL TRANSPORTATION EQUIPMENT		940,111	2.53

TRANSPORTATION SERVICES		70,180	0.19

TRUCKING AND WAREHOUSING		77,040	0.21

WHOLESALE TRADE-DURABLE GOODS		464,041	1.25

WHOLESALE TRADE-NONDURABLE GOODS		283,966	0.76

TOTAL COMMON STOCKS	(Cost $29,325,235)	37,147,733	99.83

TOTAL PORTFOLIO	(Cost $29,331,777)	37,155,211	99.85
OTHER ASSETS & LIABILITIES, NET		55,095	0.15

NET ASSETS		$37,210,306	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $29,337,811. Net unrealized appreciation of portfolio investments aggregated $7,817,400 of which $8,449,941 related to appreciated portfolio investments and $632,541 related to depreciated portfolio investments.

152 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	TRANSPORTATION EQUIPMENT			$ 30,952	0.06%

		TOTAL PREFERRED STOCKS	(Cost $23,700)	30,952	0.06

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES			242,007	0.48

	APPAREL AND ACCESSORY STORES
	Limited Brands, Inc		6,874	153,221	0.30
	Other Securities			440,242	0.88

		TOTAL APPAREL AND ACCESSORY STORES		593,463	1.18

	APPAREL AND OTHER TEXTILE PRODUCTS			257,860	0.51

	AUTO REPAIR, SERVICES AND PARKING			51,085	0.10

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			254,740	0.51

	BUILDING MATERIALS AND GARDEN SUPPLIES			104,492	0.21

	BUSINESS SERVICES
	Adobe Systems, Inc		3,900	192,933	0.38
	Electronic Data Systems Corp		8,044	155,973	0.31
*	Juniper Networks, Inc		8,802	207,727	0.41
	Other Securities			3,355,820	6.68

		TOTAL BUSINESS SERVICES		3,912,453	7.78

	CHEMICALS AND ALLIED PRODUCTS
	Air Products & Chemicals, Inc		3,773	205,176	0.41
	Allergan, Inc		2,182	158,304	0.31
*	Genzyme Corp		3,762	204,690	0.41
	PPG Industries, Inc		2,800	171,584	0.34
	Praxair, Inc		5,398	230,711	0.46
	Other Securities			2,344,116	4.66

		TOTAL CHEMICALS AND ALLIED PRODUCTS		3,314,581	6.59

	COAL MINING			183,991	0.37

	COMMUNICATIONS			1,175,031	2.34

	DEPOSITORY INSTITUTIONS
	Comerica, Inc		2,878	170,809	0.34
	Regions Financial Corp		7,658	253,173	0.50
	SouthTrust Corp		5,478	228,213	0.45
	Other Securities			2,905,028	5.79

		TOTAL DEPOSITORY INSTITUTIONS		3,557,223	7.08

	EATING AND DRINKING PLACES
	Yum! Brands, Inc		4,808	195,493	0.39
	Other Securities			358,928	0.71

		TOTAL EATING AND DRINKING PLACES		554,421	1.10

	EDUCATIONAL SERVICES			168,462	0.34

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 153

Mid-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

ELECTRIC, GAS, AND SANITARY SERVICES
	Consolidated Edison, Inc	4,100	$ 172,364	0.34%
	FPL Group, Inc	3,067	209,537	0.42
*	PG&E Corp	6,624	201,370	0.40
	Progress Energy, Inc	4,092	173,255	0.34
	Public Service Enterprise Group, Inc	3,900	166,140	0.33
	TXU Corp	4,950	237,204	0.47
	Other Securities		3,180,189	6.33

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		4,340,059	8.63

	ELECTRONIC & OTHER ELECTRIC EQUIPMENT
	Linear Technology Corp	5,138	186,201	0.37
	Other Securities		2,535,169	5.04

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT		2,721,370	5.41

	ENGINEERING AND MANAGEMENT SERVICES
	Monsanto Co	4,500	163,890	0.33
	Moody’s Corp	2,100	153,825	0.31
	Other Securities		570,540	1.13

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		888,255	1.77

	FABRICATED METAL PRODUCTS
	Fortune Brands, Inc	2,429	179,965	0.36
	Other Securities		240,592	0.48

	TOTAL FABRICATED METAL PRODUCTS		420,557	0.84

	FOOD AND KINDRED PRODUCTS
	Archer Daniels Midland Co	9,669	164,180	0.33
	Other Securities		795,763	1.58

	TOTAL FOOD AND KINDRED PRODUCTS		959,943	1.91

	FOOD STORES
*	Kroger Co	12,244	190,027	0.38
	Other Securities		383,602	0.76

	TOTAL FOOD STORES		573,629	1.14

	FURNITURE AND FIXTURES
	Johnson Controls, Inc	3,200	181,792	0.36
	Other Securities		373,645	0.74

	TOTAL FURNITURE AND FIXTURES		555,437	1.10

	FURNITURE AND HOMEFURNISHINGS STORES
*	Bed Bath & Beyond, Inc	4,990	185,179	0.37
	Other Securities		277,632	0.55

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES		462,811	0.92

	GENERAL BUILDING CONTRACTORS		698,914	1.39

	GENERAL MERCHANDISE STORES		972,337	1.93

	HEALTH SERVICES		724,907	1.44

	HOLDING AND OTHER INVESTMENT OFFICES
	Equity Office Properties Trust	6,699	182,548	0.36
	Other Securities		3,013,767	6.00

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		3,196,315	6.36

154 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	HOTELS AND OTHER LODGING PLACES
	Marriott International, Inc (Class A)		3,198	$ 166,168	0.33%
	Starwood Hotels & Resorts Worldwide, Inc		3,437	159,546	0.32
	Other Securities			291,886	0.58

	TOTAL HOTELS AND OTHER LODGING PLACES			617,600	1.23

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Apple Computer, Inc		6,200	240,250	0.48
	Baker Hughes, Inc		5,530	241,772	0.48
	Eaton Corp		2,502	158,652	0.32
*	Lexmark International, Inc		2,158	181,294	0.36
	Pitney Bowes, Inc		3,840	169,344	0.34
*	Xerox Corp		13,290	187,123	0.37
	Other Securities			1,825,187	3.62

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		3,003,622	5.97

	INSTRUMENTS AND RELATED PRODUCTS
	Biomet, Inc		4,226	198,115	0.39
	Eastman Kodak Co		4,761	153,399	0.31
	Other Securities			1,453,755	2.89

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		1,805,269	3.59

	INSURANCE AGENTS, BROKERS AND SERVICE			380,274	0.76

	INSURANCE CARRIERS
*	Anthem, Inc		2,302	200,850	0.40
	Cigna Corp		2,400	167,112	0.33
	Principal Financial Group		5,299	190,605	0.38
	Other Securities			2,324,629	4.63

		TOTAL INSURANCE CARRIERS		2,883,196	5.74

	LEATHER AND LEATHER PRODUCTS			148,542	0.30

	LUMBER AND WOOD PRODUCTS
	Georgia-Pacific Corp		4,300	154,585	0.31
	Other Securities			37,549	0.07

		TOTAL LUMBER AND WOOD PRODUCTS		192,134	0.38

	METAL MINING			258,843	0.51

	MISCELLANEOUS MANUFACTURING INDUSTRIES			174,218	0.35

	MISCELLANEOUS RETAIL			554,042	1.10

	MOTION PICTURES			57,261	0.11

	NONDEPOSITORY INSTITUTIONS			421,534	0.84

	NONMETALLIC MINERALS, EXCEPT FUELS			81,520	0.16

	OIL AND GAS EXTRACTION
	Marathon Oil Corp		5,738	236,865	0.47
	Unocal Corp		4,329	186,147	0.37
	Other Securities			1,214,039	2.42

		TOTAL OIL AND GAS EXTRACTION		1,637,051	3.26

	PAPER AND ALLIED PRODUCTS			505,885	1.01

	PERSONAL SERVICES			314,241	0.63

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 155

Mid-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

PETROLEUM AND COAL PRODUCTS
Valero Energy Corp		2,138	$ 171,489	0.34%
Other Securities			487,856	0.97

	TOTAL PETROLEUM AND COAL PRODUCTS		659,345	1.31

PRIMARY METAL INDUSTRIES			376,246	0.75

PRINTING AND PUBLISHING			677,042	1.35

RAILROAD TRANSPORTATION
Burlington Northern Santa Fe Corp		6,156	235,836	0.47
Norfolk Southern Corp		6,400	190,336	0.38
Other Securities			147,103	0.29

	TOTAL RAILROAD TRANSPORTATION		573,275	1.14

REAL ESTATE			120,390	0.24

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			97,938	0.19

SECURITY AND COMMODITY BROKERS
Bear Stearns Cos, Inc		1,700	163,489	0.33
Other Securities			768,549	1.52

	TOTAL SECURITY AND COMMODITY BROKERS		932,038	1.85

STONE, CLAY, AND GLASS PRODUCTS			75,962	0.15

TOBACCO PRODUCTS
Reynolds American, Inc		2,430	165,337	0.33
Other Securities			131,137	0.26

	TOTAL TOBACCO PRODUCTS		296,474	0.59

TRANSPORTATION BY AIR
Southwest Airlines Co		13,121	178,708	0.36
Other Securities			52,674	0.10

	TOTAL TRANSPORTATION BY AIR		231,382	0.46

TRANSPORTATION EQUIPMENT
Paccar, Inc		2,850	196,992	0.39
Other Securities			739,403	1.47

	TOTAL TRANSPORTATION EQUIPMENT		936,395	1.86

TRANSPORTATION SERVICES			210,335	0.42

TRUCKING AND WAREHOUSING			111,187	0.22

WHOLESALE TRADE-DURABLE GOODS			552,761	1.10

WHOLESALE TRADE-NONDURABLE GOODS			388,922	0.78

	TOTAL COMMON STOCKS	(Cost $38,929,438)	50,159,267	99.78

	TOTAL PORTFOLIO	(Cost $38,953,138)	50,190,219	99.84
	OTHER ASSETS & LIABILITIES, NET		80,102	0.16

	NET ASSETS		$50,270,321	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $39,026,804. Net unrealized appreciation of portfolio investments aggregated $11,163,415 of which $12,273,393 related to appreciated portfolio investments and $1,109,978 related to depreciated portfolio investments.

156 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	HEALTH SERVICES			$ 14,512	0.02%

		TOTAL PREFERRED STOCKS	(Cost $14,350)	14,512	0.02

	COMMON STOCK
	AGRICULTURAL PRODUCTION-CROPS			82,979	0.13

	AMUSEMENT AND RECREATION SERVICES
*	Penn National Gaming, Inc		4,400	177,760	0.27
	Other Securities			424,984	0.65

		TOTAL AMUSEMENT AND RECREATION SERVICES		602,744	0.92

	APPAREL AND ACCESSORY STORES
*	Aeropostale, Inc		7,690	201,478	0.31
	Other Securities			586,642	0.89

		TOTAL APPAREL AND ACCESSORY STORES		788,120	1.20

	APPAREL AND OTHER TEXTILE PRODUCTS
*	Quiksilver, Inc		7,799	198,251	0.30
	Other Securities			239,228	0.37

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS		437,479	0.67

	AUTO REPAIR, SERVICES AND PARKING			64,249	0.10

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			149,261	0.23

	BUSINESS SERVICES
*	Brocade Communications Systems, Inc		29,680	167,687	0.26
*	CACI International, Inc (Class A)		4,069	214,757	0.33
*	Cerner Corp		4,003	173,165	0.26
*	Earthlink, Inc		17,391	179,122	0.27
*	Hyperion Solutions Corp		5,399	183,512	0.28
*	Infospace, Inc		4,420	209,461	0.32
*	Kronos, Inc		4,345	192,440	0.29
*	Take-Two Interactive Software, Inc		5,192	170,557	0.26
	Other Securities			9,375,275	14.26

		TOTAL BUSINESS SERVICES		10,865,976	16.53

	CHEMICALS AND ALLIED PRODUCTS
*	IMC Global, Inc		16,100	279,979	0.42
*	Onyx Pharmaceuticals, Inc		4,832	207,824	0.31
*	Par Pharmaceutical Cos, Inc		4,780	171,745	0.26
	Valeant Pharmaceuticals International		8,899	214,644	0.33
	Other Securities			5,524,610	8.42

		TOTAL CHEMICALS AND ALLIED PRODUCTS		6,398,802	9.74

	COMMUNICATIONS			1,243,133	1.89

	DEPOSITORY INSTITUTIONS
	East West Bancorp, Inc		6,997	235,029	0.36
	First Bancorp (Puerto Rico)		4,538	219,185	0.33
	Southwest Bancorp Of Texas, Inc		9,042	182,106	0.28
	Other Securities			3,250,646	4.94

		TOTAL DEPOSITORY INSTITUTIONS		3,886,966	5.91

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 157

Small-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	EATING AND DRINKING PLACES
*	CEC Entertainment, Inc		5,185	$ 190,549	0.29%
*	P.F. Chang’s China Bistro, Inc		3,600	174,564	0.27
*	Sonic Corp		8,375	214,651	0.32
	Other Securities			652,285	0.99

		TOTAL EATING AND DRINKING PLACES		1,232,049	1.87

	EDUCATIONAL SERVICES
	Strayer Education, Inc		2,114	243,131	0.37
	Other Securities			94,852	0.14

		TOTAL EDUCATIONAL SERVICES		337,983	0.51

	ELECTRIC, GAS, AND SANITARY SERVICES
*	Waste Connections, Inc		6,700	212,256	0.32
	Other Securities			121,041	0.19

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			333,297	0.51

	ELECTRONIC & OTHER ELECTRIC EQUIPMENT
*	Skyworks Solutions, Inc		18,771	178,325	0.27
	Other Securities			5,879,445	8.95

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT			6,057,770	9.22

	ENGINEERING AND MANAGEMENT SERVICES			2,580,212	3.93

	FABRICATED METAL PRODUCTS
	Simpson Manufacturing Co, Inc		2,645	167,164	0.25
	Other Securities			570,689	0.87

		TOTAL FABRICATED METAL PRODUCTS		737,853	1.12

	FOOD AND KINDRED PRODUCTS			328,217	0.50

	FOOD STORES			212,592	0.32

	FURNITURE AND FIXTURES			258,636	0.39

	FURNITURE AND HOMEFURNISHINGS STORES			383,585	0.58

	GENERAL BUILDING CONTRACTORS			257,354	0.39

	GENERAL MERCHANDISE STORES			509,923	0.78

	HEALTH SERVICES
*	Apria Healthcare Group, Inc		7,024	191,404	0.29
*	Pediatrix Medical Group, Inc		3,221	176,672	0.27
	Select Medical Corp		12,713	170,736	0.26
	Other Securities			1,673,531	2.54

		TOTAL HEALTH SERVICES		2,212,343	3.36

	HEAVY CONSTRUCTION, EXCEPT BUILDING			20,052	0.03

	HOLDING AND OTHER INVESTMENT OFFICES
	iShares Russell 2000 Growth Index Fund		4,838	283,507	0.43
	Other Securities			1,035,007	1.58

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES			1,318,514	2.01

	HOTELS AND OTHER LODGING PLACES
	Boyd Gaming Corp		6,399	180,132	0.27
	Other Securities			44,164	0.07

		TOTAL HOTELS AND OTHER LODGING PLACES		224,296	0.34

158 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Scientific Games Corp (Class A)		10,700	$ 204,370	0.31%
	Toro Co		3,378	230,717	0.35
	Other Securities			3,027,412	4.61

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		3,462,499	5.27

	INSTRUMENTS AND RELATED PRODUCTS
*	Advanced Medical Optics, Inc		5,043	199,552	0.30
	Mentor Corp		5,544	186,722	0.28
*	Steris Corp		8,229	180,544	0.27
*	Techne Corp		4,455	170,092	0.26
*	Trimble Navigation Ltd		7,107	224,581	0.34
*	Varian, Inc		4,860	184,048	0.28
	Other Securities			4,830,496	7.36

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		5,976,035	9.09

	INSURANCE AGENTS, BROKERS AND SERVICE
	National Financial Partners Corp		4,654	166,520	0.25
	Other Securities			176,080	0.27

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			342,600	0.52

	INSURANCE CARRIERS			812,224	1.24

	LEATHER AND LEATHER PRODUCTS			101,077	0.15

	LEGAL SERVICES			37,133	0.06

	LUMBER AND WOOD PRODUCTS			130,109	0.20

	METAL MINING			323,357	0.49

	MISCELLANEOUS MANUFACTURING INDUSTRIES
*	Yankee Candle Co, Inc		6,832	197,855	0.30
	Other Securities			426,523	0.65

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			624,378	0.95

	MISCELLANEOUS RETAIL			900,346	1.37

	MOTION PICTURES			35,759	0.05

	NONDEPOSITORY INSTITUTIONS
*	New Century Financial Corp		3,245	195,414	0.30
	Other Securities			270,495	0.41

		TOTAL NONDEPOSITORY INSTITUTIONS		465,909	0.71

	NONMETALLIC MINERALS, EXCEPT FUELS			7,992	0.01

	OIL AND GAS EXTRACTION
*	Cal Dive International, Inc		5,277	187,967	0.29
*	Denbury Resources, Inc		7,601	193,065	0.29
*	Unit Corp		5,257	184,416	0.28
	Other Securities			1,910,073	2.91

		TOTAL OIL AND GAS EXTRACTION		2,475,521	3.77

	PAPER AND ALLIED PRODUCTS			87,411	0.13

	PERSONAL SERVICES			69,784	0.11

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 159

Small-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PETROLEUM AND COAL PRODUCTS			$ 334,584	0.51%

	PRIMARY METAL INDUSTRIES
	Allegheny Technologies, Inc		13,305	242,816	0.37
*	Maverick Tube Corp		5,858	180,485	0.27
	Steel Dynamics, Inc		4,736	182,904	0.28
	Other Securities			764,873	1.17

		TOTAL PRIMARY METAL INDUSTRIES		1,371,078	2.09

	PRINTING AND PUBLISHING			853,382	1.30

	RAILROAD TRANSPORTATION			79,480	0.12

	REAL ESTATE			65,549	0.10

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			370,483	0.56

	SECURITY AND COMMODITY BROKERS
*	Affiliated Managers Group, Inc		3,332	178,395	0.27
	Other Securities			47,880	0.07

		TOTAL SECURITY AND COMMODITY BROKERS		226,275	0.34

	SOCIAL SERVICES			97,722	0.15

	SPECIAL TRADE CONTRACTORS			203,974	0.31

	STONE, CLAY, AND GLASS PRODUCTS			281,077	0.43

	TOBACCO PRODUCTS			48,953	0.07

	TRANSPORTATION BY AIR			382,670	0.58

	TRANSPORTATION EQUIPMENT			1,028,653	1.57

	TRANSPORTATION SERVICES			307,911	0.47

	TRUCKING AND WAREHOUSING
*	Landstar System, Inc		3,871	227,150	0.35
	Other Securities			368,025	0.56

		TOTAL TRUCKING AND WAREHOUSING		595,175	0.91

	WATER TRANSPORTATION			80,088	0.12

	WHOLESALE TRADE-DURABLE GOODS
	SCP Pool Corp		7,348	196,486	0.30
	Other Securities			1,218,933	1.85

		TOTAL WHOLESALE TRADE-DURABLE GOODS		1,415,419	2.15

	WHOLESALE TRADE-NONDURABLE GOODS			1,030,122	1.57

		TOTAL COMMON STOCKS	(Cost $55,159,370)	66,149,114	100.65

		TOTAL PORTFOLIO	(Cost $55,173,720)	66,163,626	100.67
		OTHER ASSETS & LIABILITIES, NET		(438,231)	(0.67)

		NET ASSETS		$65,725,395	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $55,344,192. Net unrealized appreciation of portfolio investments aggregated $10,819,434 of which $15,036,187 related to appreciated portfolio investments and $4,216,753 related to depreciated portfolio investments.

160 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY/ISSUER		SHARES	VALUE	ASSETS

	CORPORATE BONDS
	REAL ESTATE			$ 8,240	0.01%

		TOTAL CORPORATE BONDS	(Cost $4,215)	8,240	0.01

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS			86,205	0.14

	AGRICULTURAL PRODUCTION-LIVESTOCK			21,094	0.03

	AMUSEMENT AND RECREATION SERVICES			502,992	0.79

	APPAREL AND ACCESSORY STORES			632,182	0.99

	APPAREL AND OTHER TEXTILE PRODUCTS			256,205	0.40

	AUTO REPAIR, SERVICES AND PARKING			175,056	0.28

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			281,107	0.44

	BUILDING MATERIALS AND GARDEN SUPPLIES			108,334	0.17

	BUSINESS SERVICES
*	Bisys Group, Inc		14,418	210,647	0.33
	Other Securities			2,805,268	4.41

		TOTAL BUSINESS SERVICES		3,015,915	4.74

	CHEMICALS AND ALLIED PRODUCTS
	Cytec Industries, Inc		4,693	229,722	0.36
*	FMC Corp		4,454	216,331	0.34
*	Human Genome Sciences, Inc		15,614	170,349	0.27
*	Millenium Chemicals, Inc.		7,623	161,684	0.25
	Other Securities			2,392,821	3.77

		TOTAL CHEMICALS AND ALLIED PRODUCTS		3,170,907	4.99

	COMMUNICATIONS			1,077,504	1.69

	DEPOSITORY INSTITUTIONS
	Bancorpsouth, Inc		9,369	215,393	0.34
	Citizens Banking Corp		5,156	167,931	0.26
	Old National Bancorp		7,843	194,820	0.31
	Trustmark Corp		5,591	173,768	0.27
	Other Securities			7,769,236	12.22

		TOTAL DEPOSITORY INSTITUTIONS		8,521,148	13.40

	EATING AND DRINKING PLACES
	CBRL Group, Inc		4,967	179,209	0.28
	Other Securities			638,864	1.01

		TOTAL EATING AND DRINKING PLACES		818,073	1.29

	ELECTRIC, GAS, AND SANITARY SERVICES
	Atmos Energy Corp		7,348	185,096	0.29
*	CMS Energy Corp		19,670	187,258	0.29
	Energen Corp		4,307	222,026	0.35
	Nicor, Inc		5,243	192,418	0.30
	Peoples Energy Corp		4,458	185,809	0.29
	Piedmont Natural Gas Co, Inc		4,557	200,235	0.31
	PNM Resources, Inc		7,074	159,236	0.25

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 161

Small-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES—(continued)
	WGL Holdings, Inc		5,725	$ 161,789	0.25%
	Other Securities			2,449,776	3.87

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		3,943,643	6.20

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Thomas & Betts Corp		7,089	190,127	0.30
	Other Securities			2,181,056	3.43

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			2,371,183	3.73

	ENGINEERING AND MANAGEMENT SERVICES			892,144	1.40

	FABRICATED METAL PRODUCTS			721,455	1.13

	FISHING, HUNTING, AND TRAPPING			6,930	0.01

	FOOD AND KINDRED PRODUCTS
	Corn Products International, Inc		4,292	197,861	0.31
	Other Securities			896,988	1.41

		TOTAL FOOD AND KINDRED PRODUCTS		1,094,849	1.72

	FOOD STORES			209,335	0.33

	FURNITURE AND FIXTURES			441,874	0.70

	FURNITURE AND HOMEFURNISHINGS STORES			217,587	0.34

	GENERAL BUILDING CONTRACTORS
	Beazer Homes U.S.A., Inc		1,609	171,986	0.27
	Other Securities			279,024	0.44

		TOTAL GENERAL BUILDING CONTRACTORS		451,010	0.71

	GENERAL MERCHANDISE STORES			133,029	0.21

	HEALTH SERVICES			647,379	1.02

	HEAVY CONSTRUCTION, EXCEPT BUILDING			134,914	0.21

	HOLDING AND OTHER INVESTMENT OFFICES
	American Financial Realty Trust		13,062	184,305	0.29
	CarrAmerica Realty Corp		6,367	208,201	0.33
	First Industrial Realty Trust, Inc		4,907	181,068	0.28
	Greater Bay Bancorp		5,652	162,495	0.26
	Healthcare Realty Trust, Inc		5,706	222,762	0.35
	Home Properties, Inc		4,005	158,438	0.25
	IMPAC Mortgage Holdings, Inc		7,831	205,955	0.32
	iShares Russell 2000 Value Index Fund		6,836	1,173,673	1.85
*	La Quinta Corp		22,500	175,500	0.28
	Nationwide Health Properties, Inc		7,999	165,979	0.26
	Prentiss Properties Trust		5,234	188,424	0.30
	Realty Income Corp		4,721	212,587	0.33
	Other Securities			6,667,927	10.48

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES			9,907,314	15.58

	HOTELS AND OTHER LODGING PLACES			283,782	0.45

162 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Flowserve Corp		6,598	$ 159,540	0.25%
	Kennametal, Inc		4,300	194,145	0.31
*	Terex Corp		4,245	184,233	0.29
	Other Securities			2,588,130	4.07

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		3,126,048	4.92

	INSTRUMENTS AND RELATED PRODUCTS			1,379,440	2.17

	INSURANCE AGENTS, BROKERS AND SERVICE			68,381	0.11

	INSURANCE CARRIERS
	AmerUs Group Co		4,780	195,980	0.31
	Other Securities			2,362,593	3.71

		TOTAL INSURANCE CARRIERS		2,558,573	4.02

	JUSTICE, PUBLIC ORDER AND SAFETY			20,511	0.03

	LEATHER AND LEATHER PRODUCTS			182,903	0.29

	LOCAL AND INTERURBAN PASSENGER TRANSIT
*	Laidlaw International, Inc		12,284	202,072	0.32

	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT			202,072	0.32

	LUMBER AND WOOD PRODUCTS			163,857	0.26

	METAL MINING			161,018	0.25

	MISCELLANEOUS MANUFACTURING INDUSTRIES			467,264	0.73

	MISCELLANEOUS RETAIL			427,480	0.67

	MOTION PICTURES			196,406	0.31

	NONDEPOSITORY INSTITUTIONS			484,373	0.76

	NONMETALLIC MINERALS, EXCEPT FUELS			80,569	0.13

	OIL AND GAS EXTRACTION
*	Cimarex Energy Co		4,887	170,752	0.27
*	Forest Oil Corp		5,968	179,756	0.28
*	Key Energy Services, Inc		15,752	174,060	0.27
*	Plains Exploration & Production Co		7,309	174,393	0.27
	Other Securities			2,092,803	3.30

		TOTAL OIL AND GAS EXTRACTION		2,791,764	4.39

	PAPER AND ALLIED PRODUCTS
	Potlatch Corp		3,500	163,835	0.26
	Other Securities			591,215	0.93

		TOTAL PAPER AND ALLIED PRODUCTS		755,050	1.19

	PERSONAL SERVICES			189,094	0.30

	PETROLEUM AND COAL PRODUCTS
*	Tesoro Petroleum Corp		7,607	224,635	0.35
	Other Securities			122,676	0.20

		TOTAL PETROLEUM AND COAL PRODUCTS		347,311	0.55

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 163

Small-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PRIMARY METAL INDUSTRIES			$ 1,343,006	2.11%

	PRINTING AND PUBLISHING
	American Greetings Corp (Class A)		7,425	186,516	0.29
	Other Securities			640,835	1.01

		TOTAL PRINTING AND PUBLISHING		827,351	1.30

	RAILROAD TRANSPORTATION			197,497	0.31

	REAL ESTATE			395,252	0.62

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS
	Aptargroup, Inc		4,420	194,347	0.31
*	Goodyear Tire & Rubber Co		18,271	196,231	0.31
	Other Securities			480,926	0.75

	TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			871,504	1.37

	SECURITY AND COMMODITY BROKERS			443,230	0.70

	SOCIAL SERVICES			23,404	0.04

	SPECIAL TRADE CONTRACTORS			264,300	0.42

	STONE, CLAY, AND GLASS PRODUCTS			332,740	0.52

	TOBACCO PRODUCTS			130,929	0.21

	TRANSPORTATION BY AIR			502,222	0.79

	TRANSPORTATION EQUIPMENT			1,157,394	1.82

	TRANSPORTATION SERVICES			241,856	0.38

	TRUCKING AND WAREHOUSING			491,773	0.77

	WATER TRANSPORTATION
	Alexander & Baldwin, Inc		5,066	171,940	0.27
	Overseas Shipholding Group, Inc		3,293	163,465	0.26
	Other Securities			80,319	0.12

		TOTAL WATER TRANSPORTATION		415,724	0.65

	WHOLESALE TRADE-DURABLE GOODS			948,067	1.49

	WHOLESALE TRADE-NONDURABLE GOODS
*	United Stationers, Inc		3,856	167,350	0.26
	Other Securities			1,003,482	1.58

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		1,170,832	1.84

		TOTAL COMMON STOCKS	(Cost $53,647,962)	63,482,345	99.83

		TOTAL PORTFOLIO	(Cost $53,652,177)	63,490,585	99.84
		OTHER ASSETS & LIABILITIES, NET		104,167	0.16

		NET ASSETS		$63,594,752	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $53,878,974. Net unrealized appreciation of portfolio investments aggregated $9,611,611 of which $12,225,093 related to appreciated portfolio investments and $2,613,482 related to depreciated portfolio investments.

164 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY/ISSUER		SHARES	VALUE	ASSETS

	CORPORATE BONDS
	REAL ESTATE			$ 9,270	0.01%

		TOTAL CORPORATE BONDS	(Cost $4,686)	9,270	0.01

	PREFERRED STOCKS
	HEALTH SERVICES			12,588	0.01

		TOTAL PREFERRED STOCKS	(Cost $12,447)	12,588	0.01

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS			172,212	0.13

	AGRICULTURAL PRODUCTION-LIVESTOCK			22,266	0.02

	AGRICULTURAL SERVICES			12	0.00

	AMUSEMENT AND RECREATION SERVICES			1,067,144	0.82

	APPAREL AND ACCESSORY STORES
*	Aeropostale, Inc		7,357	192,753	0.15
	Other Securities			1,207,024	0.93

		TOTAL APPAREL AND ACCESSORY STORES		1,399,777	1.08

	APPAREL AND OTHER TEXTILE PRODUCTS			674,437	0.52

	AUTO REPAIR, SERVICES AND PARKING			250,737	0.19

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			434,495	0.34

	BUILDING MATERIALS AND GARDEN SUPPLIES			108,334	0.08

	BUSINESS SERVICES
*	Bisys Group, Inc		14,854	217,017	0.17
	Other Securities			12,700,508	9.80

		TOTAL BUSINESS SERVICES		12,917,525	9.97

	CHEMICALS AND ALLIED PRODUCTS
	Cytec Industries, Inc		4,764	233,198	0.18
*	FMC Corp		4,569	221,916	0.17
*	IMC Global, Inc		14,312	248,886	0.19
	Valeant Pharmaceuticals International		10,430	251,572	0.19
	Other Securities			8,098,706	6.26

		TOTAL CHEMICALS AND ALLIED PRODUCTS		9,054,278	6.99

	COMMUNICATIONS			2,289,019	1.77

	DEPOSITORY INSTITUTIONS
	Bancorpsouth, Inc		8,996	206,818	0.16
	Cathay General Bancorp		5,386	200,305	0.15
	East West Bancorp, Inc		6,000	201,540	0.16
	First Midwest Bancorp, Inc		6,048	209,019	0.16
	Old National Bancorp		7,969	197,950	0.15
	Park National Corp		1,795	228,378	0.18
	Other Securities			11,213,060	8.65

		TOTAL DEPOSITORY INSTITUTIONS		12,457,070	9.61

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 165

Small-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	EATING AND DRINKING PLACES
	CBRL Group, Inc		6,279	$ 226,546	0.17%
*	Sonic Corp		7,546	193,404	0.15
	Other Securities			1,562,526	1.21

		TOTAL EATING AND DRINKING PLACES		1,982,476	1.53

	EDUCATIONAL SERVICES
	Strayer Education, Inc		1,854	213,229	0.16
	Other Securities			88,171	0.07

		TOTAL EDUCATIONAL SERVICES		301,400	0.23

	ELECTRIC, GAS, AND SANITARY SERVICES
*	CMS Energy Corp		20,244	192,723	0.15
	Energen Corp		4,700	242,285	0.19
	Nicor, Inc		5,533	203,061	0.16
	Peoples Energy Corp		4,667	194,521	0.15
	Piedmont Natural Gas Co, Inc		4,719	207,353	0.16
	Other Securities			3,459,721	2.66

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		4,499,664	3.47

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Thomas & Betts Corp		7,235	194,043	0.15
	Other Securities			7,758,710	5.99

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			7,952,753	6.14

	ENGINEERING AND MANAGEMENT SERVICES			3,295,745	2.55

	FABRICATED METAL PRODUCTS
*	Crown Holdings, Inc		20,516	211,520	0.16
	Other Securities			1,194,068	0.92

		TOTAL FABRICATED METAL PRODUCTS		1,405,588	1.08

	FISHING, HUNTING, AND TRAPPING			6,160	0.00

	FOOD AND KINDRED PRODUCTS
	Corn Products International, Inc		4,626	213,259	0.16
*	Hercules, Inc		13,596	193,743	0.15
	Other Securities			1,030,683	0.80

		TOTAL FOOD AND KINDRED PRODUCTS		1,437,685	1.11

	FOOD STORES			427,393	0.33

	FURNITURE AND FIXTURES			682,461	0.53

	FURNITURE AND HOMEFURNISHINGS STORES			578,263	0.45

	GENERAL BUILDING CONTRACTORS			722,193	0.56

	GENERAL MERCHANDISE STORES			579,427	0.45

	HEALTH SERVICES			2,656,304	2.05

	HEAVY CONSTRUCTION, EXCEPT BUILDING			158,015	0.12

166 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	HOLDING AND OTHER INVESTMENT OFFICES
	CarrAmerica Realty Corp		6,823	$ 223,112	0.17%
	Essex Property Trust, Inc		2,855	205,132	0.16
	First Industrial Realty Trust, Inc		5,400	199,260	0.15
	Healthcare Realty Trust, Inc		5,995	234,045	0.18
	IMPAC Mortgage Holdings, Inc		8,303	218,369	0.17
	iShares Russell 2000 Index Fund		38,733	4,409,752	3.40
	Prentiss Properties Trust		5,664	203,904	0.16
	Realty Income Corp		4,958	223,259	0.17
	Other Securities			8,614,716	6.65

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES			14,531,549	11.21

	HOTELS AND OTHER LODGING PLACES			505,484	0.39

	INDUSTRIAL MACHINERY AND EQUIPMENT
	IDEX Corp		6,164	209,329	0.16
	Joy Global, Inc		6,364	218,794	0.17
	Kennametal, Inc		4,500	203,175	0.16
*	Terex Corp		6,100	264,740	0.20
	Toro Co		3,067	209,476	0.16
	Other Securities			5,292,534	4.09

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		6,398,048	4.94

	INSTRUMENTS AND RELATED PRODUCTS
*	Techne Corp		5,175	197,582	0.15
*	Trimble Navigation Ltd		6,266	198,006	0.15
	Other Securities			6,418,146	4.96

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		6,813,734	5.26

	INSURANCE AGENTS, BROKERS AND SERVICE			385,378	0.30

	INSURANCE CARRIERS
	AmerUs Group Co		5,003	205,123	0.16
	Other Securities			3,236,560	2.50

		TOTAL INSURANCE CARRIERS		3,441,683	2.66

	JUSTICE, PUBLIC ORDER AND SAFETY			21,943	0.02

	LEATHER AND LEATHER PRODUCTS			285,297	0.22

	LEGAL SERVICES			36,157	0.03

	LOCAL AND INTERURBAN PASSENGER TRANSIT
*	Laidlaw International, Inc		12,812	210,757	0.16

	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT			210,757	0.16

	LUMBER AND WOOD PRODUCTS			297,701	0.23

	METAL MINING			465,859	0.36

	MISCELLANEOUS MANUFACTURING INDUSTRIES			1,066,493	0.82

	MISCELLANEOUS RETAIL			1,272,983	0.98

	MOTION PICTURES			250,718	0.19

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 167

Small-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	NONDEPOSITORY INSTITUTIONS
*	New Century Financial Corp		3,550	$ 213,781	0.16%
	Other Securities			717,969	0.56

		TOTAL NONDEPOSITORY INSTITUTIONS		931,750	0.72

	NONMETALLIC MINERALS, EXCEPT FUELS			95,113	0.07

	OIL AND GAS EXTRACTION
*	Plains Exploration & Production Co		9,714	231,776	0.18
*	Southwestern Energy Co		4,622	194,078	0.15
	Other Securities			4,766,618	3.68

		TOTAL OIL AND GAS EXTRACTION		5,192,472	4.01

	PAPER AND ALLIED PRODUCTS			870,424	0.67

	PERSONAL SERVICES			265,201	0.20

	PETROLEUM AND COAL PRODUCTS
*	Tesoro Petroleum Corp		8,600	253,958	0.20
	Other Securities			445,550	0.34

		TOTAL PETROLEUM AND COAL PRODUCTS		699,508	0.54

	PRIMARY METAL INDUSTRIES
	Allegheny Technologies, Inc		11,950	218,088	0.17
	Other Securities			2,463,135	1.90

		TOTAL PRIMARY METAL INDUSTRIES		2,681,223	2.07

	PRINTING AND PUBLISHING
	American Greetings Corp (Class A)		8,055	202,342	0.16
	Other Securities			1,434,972	1.10

		TOTAL PRINTING AND PUBLISHING		1,637,314	1.26

	RAILROAD TRANSPORTATION			263,006	0.20

	REAL ESTATE			478,823	0.37

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS
	Aptargroup, Inc		4,615	202,922	0.16
*	Goodyear Tire & Rubber Co		18,838	202,320	0.16
	Other Securities			853,598	0.65

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		1,258,840	0.97

	SECURITY AND COMMODITY BROKERS			663,271	0.51

	SOCIAL SERVICES			116,027	0.09

	SPECIAL TRADE CONTRACTORS			459,517	0.35

	STONE, CLAY, AND GLASS PRODUCTS			603,392	0.47

	TOBACCO PRODUCTS			185,652	0.14

	TRANSPORTATION BY AIR			871,472	0.67

	TRANSPORTATION EQUIPMENT			2,165,761	1.67

	TRANSPORTATION SERVICES			534,514	0.41

	TRUCKING AND WAREHOUSING
*	Landstar System, Inc		3,700	217,116	0.17
	Other Securities			842,502	0.65

		TOTAL TRUCKING AND WAREHOUSING		1,059,618	0.82

168 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

WATER TRANSPORTATION			$ 505,870	0.39%

WHOLESALE TRADE-DURABLE GOODS			2,277,961	1.76

WHOLESALE TRADE-NONDURABLE GOODS			2,150,690	1.66

	TOTAL COMMON STOCKS	(Cost $101,315,475)	129,484,036	99.91

	TOTAL PORTFOLIO	(Cost $101,332,608)	129,505,894	99.93
	OTHER ASSETS & LIABILITIES, NET		87,442	0.07

	NET ASSETS		$129,593,336	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $101,647,704. Net unrealized appreciation of portfolio investments aggregated $27,858,190 of which $32,927,831 related to appreciated portfolio investments and $5,069,641 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 169

International Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	INSTRUMENTS AND RELATED PRODUCTS			$ 10,729	0.01%

	MOTION PICTURES			15,316	0.02

	PRINTING AND PUBLISHING			209,680	0.28

	TRANSPORTATION EQUIPMENT			46,134	0.06

		TOTAL PREFERRED STOCK	(Cost $275,971)	281,859	0.37

	COMMON STOCKS
	AGRICULTURAL SERVICES			120,402	0.16

	AMUSEMENT AND RECREATION SERVICES			226,486	0.29

	APPAREL AND ACCESSORY STORES			192,313	0.25

	APPAREL AND OTHER TEXTILE PRODUCTS			139,264	0.18

	AUTO REPAIR, SERVICES AND PARKING			78,626	0.10

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			5,589	0.01

	BUILDING MATERIALS AND GARDEN SUPPLIES			108,933	0.14

	BUSINESS SERVICES
	SAP AG.		1,986	308,573	0.40
	Other Securities			1,502,271	1.97

		TOTAL BUSINESS SERVICES		1,810,844	2.37

	CHEMICALS AND ALLIED PRODUCTS
	AstraZeneca plc (United Kingdom)		16,311	668,527	0.88
	BASF AG.		5,412	318,945	0.42
	GlaxoSmithKline plc		58,681	1,264,677	1.66
	Novartis AG. (Regd)		23,104	1,076,842	1.41
	Roche Holding AG. (Genusscheine)		6,815	704,040	0.92
	Sanofi-Aventis		9,097	659,831	0.86
	Takeda Pharmaceutical Co Ltd		8,800	399,220	0.52
	Other Securities			3,188,958	4.17

		TOTAL CHEMICALS AND ALLIED PRODUCTS		8,281,040	10.84

	COMMUNICATIONS
*	Deutsche Telekom AG. (Regd)		25,208	467,747	0.61
*	Ericsson (LM) (B Shs)		145,948	453,068	0.59
	NTT DoCoMo, Inc		199	337,640	0.44
	Telecom Italia S.p.A.		123,529	381,256	0.50
	Telefonica S.A.		45,659	683,337	0.90
	Vodafone Group plc		620,000	1,483,739	1.94
	Vodafone Group plc (Spon ADR)		4,668	112,545	0.15
	Other Securities			2,418,871	3.17

		TOTAL COMMUNICATIONS		6,338,203	8.30

170 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	DEPOSITORY INSTITUTIONS
	ABN Amro Holding NV		16,085	$ 365,390	0.48%
	Banco Bilbao Vizcaya Argentaria S.A.		31,081	427,717	0.56
	Banco Santander Central Hispano S.A.		41,657	406,661	0.53
	Barclays plc		63,316	607,239	0.80
	BNP Paribas		7,887	509,374	0.67
	Credit Suisse Group		11,011	351,396	0.46
	Deutsche Bank AG. (Regd)		5,255	377,701	0.49
	HSBC Holdings plc (United Kingdom)		109,326	1,734,975	2.27
	Lloyds TSB Group plc		54,247	423,572	0.55
	Mitsubishi Tokyo Financial Group, Inc		45	375,221	0.49
*	National Australia Bank Ltd		15,405	301,059	0.39
	Royal Bank Of Scotland Group plc		29,597	854,773	1.12
	Societe Generale (A Shs)		3,315	293,353	0.38
	UBS AG. (Regd)		10,902	767,427	1.01
	Other Securities			5,387,628	7.06

		TOTAL DEPOSITORY INSTITUTIONS		13,183,486	17.26

	EATING AND DRINKING PLACES			272,065	0.35

	EDUCATIONAL SERVICES			16,713	0.02

	ELECTRIC, GAS, AND SANITARY SERVICES
	E.ON AG.		6,210	458,142	0.60
	Other Securities			3,937,680	5.16

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		4,395,822	5.76

	ELECTRONIC & OTHER ELECTRIC EQUIPMENT
	Koninklijke Philips Electronics NV		12,769	292,442	0.38
	Nokia Oyj		47,620	655,316	0.86
	Sony Corp		9,200	313,859	0.41
	Other Securities			2,732,768	3.58

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT			3,994,385	5.23

	ENGINEERING AND MANAGEMENT SERVICES			46,402	0.06

	FABRICATED METAL PRODUCTS			321,679	0.42

	FOOD AND KINDRED PRODUCTS
	Diageo plc		30,741	383,829	0.50
	Nestle S.A. (Regd)		3,913	896,226	1.18
	Other Securities			1,843,360	2.41

		TOTAL FOOD AND KINDRED PRODUCTS		3,123,415	4.09

	FOOD STORES
	Tesco plc		75,803	391,275	0.51
	Other Securities			920,471	1.21

		TOTAL FOOD STORES		1,311,746	1.72

	FURNITURE AND FIXTURES			11,819	0.02

	FURNITURE AND HOMEFURNISHINGS STORES			229,715	0.30

	GENERAL BUILDING CONTRACTORS			499,626	0.65

	GENERAL MERCHANDISE STORES			603,874	0.79

	HEALTH SERVICES			59,191	0.08

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 171

International Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

HEAVY CONSTRUCTION, EXCEPT BUILDING			$ 355,773	0.47%

HOLDING AND OTHER INVESTMENT OFFICES			1,197,937	1.57

HOTELS AND OTHER LODGING PLACES			275,635	0.36

INDUSTRIAL MACHINERY AND EQUIPMENT			988,964	1.30

INSTRUMENTS AND RELATED PRODUCTS
Canon, Inc		8,300	390,092	0.51
Other Securities			1,083,298	1.42

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		1,473,390	1.93

INSURANCE AGENTS, BROKERS AND SERVICE			8,518	0.01

INSURANCE CARRIERS
Allianz AG. (Regd)		2,976	299,724	0.39
ING Groep NV		17,906	451,902	0.59
Other Securities			2,787,593	3.66

	TOTAL INSURANCE CARRIERS		3,539,219	4.64

LEATHER AND LEATHER PRODUCTS			12,920	0.02

LOCAL AND INTERURBAN PASSENGER TRANSIT			374,700	0.49

LUMBER AND WOOD PRODUCTS			63,100	0.08

METAL MINING			649,312	0.85

MISCELLANEOUS MANUFACTURING INDUSTRIES			199,216	0.26

MISCELLANEOUS RETAIL			394,447	0.52

MOTION PICTURES			48,525	0.06

NONDEPOSITORY INSTITUTIONS
HBOS plc		37,394	504,790	0.66
Other Securities			569,567	0.75

	TOTAL NONDEPOSITORY INSTITUTIONS		1,074,357	1.41

NONMETALLIC MINERALS, EXCEPT FUELS			20,115	0.03

OIL AND GAS EXTRACTION
Shell Transport & Trading Co plc		93,656	687,221	0.90
Total S.A.		5,823	1,186,075	1.56
Other Securities			232,488	0.30

	TOTAL OIL AND GAS EXTRACTION		2,105,784	2.76

PAPER AND ALLIED PRODUCTS			562,247	0.74

PERSONAL SERVICES			13,806	0.02

PETROLEUM AND COAL PRODUCTS
BHP Billiton Ltd		37,950	394,743	0.52
BP plc		204,586	1,952,849	2.56
BP plc (Spon ADR)		2,012	115,750	0.15
ENI S.p.A.		25,899	580,285	0.76
Royal Dutch Petroleum Co		20,196	1,040,210	1.36
Other Securities			605,840	0.79

	TOTAL PETROLEUM AND COAL PRODUCTS		4,689,677	6.14

172 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

PRIMARY METAL INDUSTRIES			$ 852,046	1.12%

PRINTING AND PUBLISHING
News Corp Ltd		13,587	112,294	0.15
Other Securities			947,859	1.24

	TOTAL PRINTING AND PUBLISHING		1,060,153	1.39

RAILROAD TRANSPORTATION			292,831	0.38

REAL ESTATE			1,135,406	1.49

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			367,165	0.48

SECURITY AND COMMODITY BROKERS			984,950	1.29

SPECIAL TRADE CONTRACTORS			24,413	0.03

STONE, CLAY, AND GLASS PRODUCTS			1,134,689	1.49

TOBACCO PRODUCTS			176,429	0.23

TRANSPORTATION BY AIR			462,103	0.61

TRANSPORTATION EQUIPMENT
DaimlerChrysler AG. (Regd)		7,300	301,011	0.39
DaimlerChrysler AG. (U.S.)		1,054	43,657	0.06
Honda Motor Co Ltd		7,800	377,916	0.50
Siemens AG.		7,978	586,693	0.77
Toyota Motor Corp		28,600	1,095,060	1.43
Other Securities			1,560,551	2.04

	TOTAL TRANSPORTATION EQUIPMENT		3,964,888	5.19

TRANSPORTATION SERVICES			72,463	0.09

TRUCKING AND WAREHOUSING			162,567	0.21

WATER TRANSPORTATION			441,483	0.58

WHOLESALE TRADE-DURABLE GOODS			213,260	0.28

WHOLESALE TRADE-NONDURABLE GOODS
Unilever NV (Cert)		5,545	318,979	0.42
Other Securities			709,460	0.93

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS		1,028,439	1.35

	TOTAL COMMON STOCKS	(Cost $57,244,316)	75,792,565	99.26

	TOTAL PORTFOLIO	(Cost $57,520,287)	76,074,424	99.63
	OTHER ASSETS & LIABILITIES, NET		282,524	0.37

	NET ASSETS		$76,356,948	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of
Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $57,704,713. Net unrealized appreciation of portfolio investments aggregated $18,369,711 of which $19,572,248 related to appreciated portfolio investments and $1,202,537 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 173

Real Estate Securities Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES			$ 946,191	0.28%

		TOTAL PREFERRED STOCKS	(Cost $936,181)	946,191	0.28

	COMMON STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES
	Affordable Residential Communities		634,707	9,266,722	2.78
	AMB Property Corp		86,600	3,205,932	0.96
*	American Campus Communities, Inc		300,000	5,568,000	1.67
	Archstone-Smith Trust		125,610	3,974,300	1.19
*	Bimini Mortgage Management		250,000	3,940,000	1.18
*	Bimini Mortgage Management, Inc (Class A)		520,000	8,195,200	2.45
	BNP Residential Properties, Inc		320,000	4,377,600	1.31
	Boston Properties, Inc		89,200	4,940,788	1.48
	Brandywine Realty Trust		150,000	4,272,000	1.28
	Capital Automotive REIT		150,000	4,690,500	1.40
	Centerpoint Properties Trust		85,000	3,704,300	1.11
	Corporate Office Properties Trust		250,000	6,405,000	1.92
	Developers Diversified Realty Corp		110,000	4,306,500	1.29
	Equity Residential		176,100	5,459,100	1.64
	Extra Space Storage, Inc		350,000	4,462,500	1.34
	Falcon Financial Investment Trust		697,778	5,645,024	1.69
	General Growth Properties, Inc		100,000	3,100,000	0.93
	Hersha Hospitality Trust		320,000	3,008,000	0.90
	Home Properties, Inc		164,000	6,487,840	1.94
*	HomeBanc Corp		846,000	7,614,000	2.28
	Host Marriott Corp		383,665	5,382,820	1.61
	iStar Financial, Inc		100,000	4,123,000	1.23
	Kimco Realty Corp		60,000	3,078,000	0.93
	Kite Realty Group Trust		230,000	3,024,500	0.92
	Liberty Property Trust		100,000	3,984,000	1.19
	LTC Properties, Inc		313,820	5,614,240	1.68
	Macerich Co		55,254	2,944,486	0.88
	Mack-Cali Realty Corp		74,000	3,278,200	0.98
	Mills Corp		60,000	3,112,200	0.93
	Monmouth REIT (Class A)		920,000	7,636,000	2.29
*	MortgageIT Holdings, Inc		243,617	3,520,266	1.05
	Prologis		130,811	4,609,780	1.38
	Reckson Associates Realty Corp		220,000	6,325,000	1.89
	Regency Centers Corp		67,078	3,118,456	0.93
*	Saxon Capital, Inc		230,000	4,945,000	1.48
	Simon Property Group, Inc		185,000	9,921,550	2.97
	SL Green Realty Corp		145,000	7,512,450	2.25
	Strategic Hotel Capital, Inc		289,400	3,912,688	1.17
	Sunset Financial Resources, Inc		327,290	3,492,184	1.05
	Trizec Properties, Inc		280,000	4,471,600	1.34
	United Dominion Realty Trust, Inc		150,000	2,974,500	0.89
	Ventas, Inc		115,000	2,980,800	0.90

174 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Real Estate Securities Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	HOLDING AND OTHER INVESTMENT OFFICES (continued)
	Vornado Realty Trust		94,930	$ 5,950,212	1.78%
	Weingarten Realty Investors		97,900	3,231,679	0.97
	Other Securities			63,494,876	19.02

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES			275,261,793	82.45

	HOTELS AND OTHER LODGING PLACES
*	Fairmont Hotels & Resorts		155,000	4,234,600	1.27
*	Jameson Inns, Inc		2,450,000	4,361,000	1.31
*	Lodgian, Inc		980,000	9,702,000	2.91
	Starwood Hotels & Resorts Worldwide, Inc		175,000	8,123,500	2.43
	Other Securities			6,180,182	1.85

		TOTAL HOTELS AND OTHER LODGING PLACES		32,601,282	9.77

	REAL ESTATE
*	CB Richard Ellis Group, Inc		182,000	4,204,200	1.26
	St. Joe Co		200,000	9,554,000	2.86
	Other Securities			1,750,000	0.52

		TOTAL REAL ESTATE		15,508,200	4.64

		TOTAL COMMON STOCKS	(Cost $311,192,484)	323,371,275	96.86

	ISSUER		PRINCIPAL

	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Banks (FHLB)	1.65%, 10/01/04	$10,720,000	10,719,509	3.21

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			10,719,509	3.21

		TOTAL SHORT-TERM INVESTMENTS	(Cost $10,708,923)	10,719,509	3.21

		TOTAL PORTFOLIO	(Cost $322,837,588)	335,036,975	100.35
		OTHER ASSETS & LIABILITIES, NET		(1,169,606)	(0.35)

		NET ASSETS		$333,867,369	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of
Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $323,985,193. Net unrealized appreciation of portfolio investments aggregated $11,051,782 of which $19,119,664 related to appreciated portfolio investments and $8,067,882 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 175

Social Choice Equity Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	HEALTH SERVICES			$ 4,182	0.00%

		TOTAL PREFERRED STOCKS	(Cost $4,135)	4,182	0.00

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES			65,321	0.06

	APPAREL AND ACCESSORY STORES			607,963	0.54

	APPAREL AND OTHER TEXTILE PRODUCTS			259,729	0.23

	AUTO REPAIR, SERVICES AND PARKING			14,131	0.01

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			80,766	0.07

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc		27,700	1,085,840	0.97
	Lowe’s Cos		10,400	565,240	0.51
	Other Securities			11,520	0.01

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			1,662,600	1.49

	BUSINESS SERVICES
	Microsoft Corp		99,500	2,751,175	2.46
	Other Securities			3,991,261	3.58

		TOTAL BUSINESS SERVICES		6,742,436	6.04

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc		17,899	1,014,515	0.91
	Gillette Co		15,200	634,448	0.57
	Merck & Co, Inc		38,842	1,281,786	1.15
	Procter & Gamble Co		37,302	2,018,784	1.81
	Other Securities			5,380,217	4.81

		TOTAL CHEMICALS AND ALLIED PRODUCTS		10,329,750	9.25

	COMMUNICATIONS
	BellSouth Corp		23,200	629,184	0.56
*	Comcast Corp (Class A)		23,672	668,497	0.60
*	Comcast Corp (Special Class A)		4,600	128,432	0.12
	SBC Communications, Inc		48,800	1,266,360	1.13
	Verizon Communications, Inc		34,531	1,359,831	1.22
	Other Securities			1,740,377	1.56

		TOTAL COMMUNICATIONS		5,792,681	5.19

	DEPOSITORY INSTITUTIONS
	Fifth Third Bancorp		11,397	560,960	0.50
	JPMorgan Chase & Co		56,220	2,233,621	2.00
	National City Corp		14,665	566,362	0.51
	U.S. Bancorp		37,600	1,086,640	0.97
	Wachovia Corp		24,900	1,169,055	1.05
	Wells Fargo & Co		27,300	1,627,899	1.46
	Other Securities			4,023,191	3.60

		TOTAL DEPOSITORY INSTITUTIONS		11,267,728	10.09

	EATING AND DRINKING PLACES
	McDonald’s Corp		30,674	859,792	0.77
	Other Securities			168,147	0.15

		TOTAL EATING AND DRINKING PLACES		1,027,939	0.92

	EDUCATIONAL SERVICES			182,882	0.16

176 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	Kinder Morgan, Inc		10,600	$ 665,892	0.60%
	Other Securities			5,162,044	4.62

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		5,827,936	5.22

	ELECTRONIC & OTHER ELECTRIC EQUIPMENT
	Emerson Electric Co		13,600	841,704	0.75
	Intel Corp		74,900	1,502,494	1.35
	Qualcomm, Inc		18,324	715,369	0.64
	Texas Instruments, Inc		19,800	421,344	0.38
	Other Securities			2,208,393	1.98

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT			5,689,304	5.10

	ENGINEERING AND MANAGEMENT SERVICES			592,778	0.53

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc		7,700	717,409	0.64
	Other Securities			692,861	0.62

		TOTAL FABRICATED METAL PRODUCTS		1,410,270	1.26

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co		35,000	1,401,750	1.26
	PepsiCo, Inc		27,200	1,323,280	1.19
	Other Securities			1,146,289	1.02

		TOTAL FOOD AND KINDRED PRODUCTS		3,871,319	3.47

	FOOD STORES			819,819	0.73

	FURNITURE AND FIXTURES			532,253	0.48

	FURNITURE AND HOMEFURNISHINGS STORES			353,488	0.32

	GENERAL BUILDING CONTRACTORS			408,048	0.37

	GENERAL MERCHANDISE STORES
	Target Corp		12,800	579,200	0.52
	Other Securities			890,464	0.80

		TOTAL GENERAL MERCHANDISE STORES		1,469,664	1.32

	HEALTH SERVICES			514,149	0.46

	HOLDING AND OTHER INVESTMENT OFFICES
	Washington Mutual, Inc		20,000	781,600	0.70
	Other Securities			2,431,724	2.18

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES			3,213,324	2.88

	HOTELS AND OTHER LODGING PLACES			149,067	0.13

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co		15,100	1,207,547	1.08
*	Cisco Systems, Inc		72,200	1,306,820	1.17
*	Dell, Inc		30,600	1,089,360	0.98
	Hewlett-Packard Co		38,188	716,025	0.64
	International Business Machines Corp		22,906	1,963,960	1.76
	Other Securities			2,784,588	2.49

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		9,068,300	8.12

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc		19,100	991,290	0.89
	Other Securities			2,910,468	2.60

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		3,901,758	3.49

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 177

Social Choice Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INSURANCE AGENTS, BROKERS AND SERVICE
	Marsh & McLennan Cos, Inc		13,700	$ 626,912	0.56%
	Other Securities			185,861	0.17

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			812,773	0.73

	INSURANCE CARRIERS
	American International Group, Inc		33,400	2,270,866	2.03
	Prudential Financial, Inc		11,900	559,776	0.50
	UnitedHealth Group, Inc		9,345	689,100	0.62
	Other Securities			3,091,707	2.77

		TOTAL INSURANCE CARRIERS		6,611,449	5.92

	LEATHER AND LEATHER PRODUCTS			111,263	0.10

	LOCAL AND INTERURBAN PASSENGER TRANSIT			18,095	0.02

	LUMBER AND WOOD PRODUCTS			7,203	0.01

	METAL MINING			139,439	0.12

	MISCELLANEOUS MANUFACTURING INDUSTRIES			290,112	0.26

	MISCELLANEOUS RETAIL			1,793,956	1.61

	MOTION PICTURES
*	Time Warner, Inc		58,129	938,202	0.84
	Walt Disney Co		26,900	606,595	0.54
	Other Securities			509,441	0.46

		TOTAL MOTION PICTURES		2,054,238	1.84

	NONDEPOSITORY INSTITUTIONS
	American Express Co		21,900	1,126,974	1.01
	Fannie Mae		19,315	1,224,571	1.10
	Freddie Mac		13,000	848,120	0.76
	MBNA Corp		22,850	575,820	0.52
	Other Securities			1,380,688	1.23

		TOTAL NONDEPOSITORY INSTITUTIONS		5,156,173	4.62

	NONMETALLIC MINERALS, EXCEPT FUELS			163,062	0.15

	OIL AND GAS EXTRACTION
	Anadarko Petroleum Corp		9,200	610,512	0.55
	Devon Energy Corp		8,293	588,886	0.53
	Other Securities			3,047,614	2.72

		TOTAL OIL AND GAS EXTRACTION		4,247,012	3.80

	PAPER AND ALLIED PRODUCTS
	Kimberly-Clark Corp		9,500	613,605	0.55
	Other Securities			330,732	0.30

		TOTAL PAPER AND ALLIED PRODUCTS		944,337	0.85

	PERSONAL SERVICES			15,528	0.01

	PETROLEUM AND COAL PRODUCTS			638,791	0.57

	PRIMARY METAL INDUSTRIES			1,164,445	1.04

	PRINTING AND PUBLISHING			949,357	0.85

	RAILROAD TRANSPORTATION			457,862	0.41

	REAL ESTATE			19,432	0.02

178 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

		SHARES/		% OF NET
COMPANY/ISSUER		PRINCIPAL	VALUE	ASSETS

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			$ 80,232	0.07%

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc		6,563	611,934	0.55
Merrill Lynch & Co, Inc		16,500	820,380	0.73
Other Securities			652,687	0.59

	TOTAL SECURITY AND COMMODITY BROKERS		2,085,001	1.87

SPECIAL TRADE CONTRACTORS			25,912	0.02

STONE, CLAY, AND GLASS PRODUCTS			206,878	0.19

TRANSPORTATION BY AIR			755,485	0.68

TRANSPORTATION EQUIPMENT			1,431,441	1.28

TRANSPORTATION SERVICES			76,965	0.07

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)		10,729	814,546	0.73

	TOTAL TRUCKING AND WAREHOUSING		814,546	0.73

WATER TRANSPORTATION			52,528	0.05

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson		43,839	2,469,451	2.21
Other Securities			446,086	0.40

	TOTAL WHOLESALE TRADE-DURABLE GOODS		2,915,537	2.61

WHOLESALE TRADE-NONDURABLE GOODS			1,112,268	1.00

	TOTAL COMMON STOCKS	(Cost $109,130,255)	111,006,723	99.43

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Farm Credit Banks (FFCB)	1.23%, 10/01/04	$5,260,000	5,259,759	4.71

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		5,259,759	4.71

	TOTAL SHORT-TERM INVESTMENTS	(Cost $5,259,759)	5,259,759	4.71

	TOTAL PORTFOLIO	(Cost $114,394,149)	116,270,664	104.14
	OTHER ASSETS & LIABILITIES, NET		(4,623,567)	(4.14)

	NET ASSETS		$111,647,097	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of
Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $114,482,783. Net unrealized appreciation of portfolio investments aggregated $1,787,881 of which $11,490,485 related to appreciated portfolio investments and $9,702,604 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 179

Bond Fund |	Summary Portfolio of Investments as of September 30, 2004

						% OF NET
	ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

	CORPORATE BONDS
	ASSET BACKED
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2
	(Class 1A2)	3.777%–5.700%, 01/25/22–02/25/34	Aaa–Baa2	$ 4,000,000	$ 3,999,844	0.43%
	Golden Securities Corp Trust Series 2003-A (Class A1)	1.950%, 12/02/13	Aaa	3,000,000	3,001,410	0.32
	Other Securities				10,268,207	1.10

		TOTAL ASSET BACKED			17,269,461	1.85

	BUSINESS SERVICES				2,340,609	0.25

	CHEMICALS AND ALLIED PRODUCTS
	Procter & Gamble Co Note	4.950%–6.875%, 09/15/09–08/15/14	Aa3		3,594,203	0.39
	Other Securities				5,305,605	0.57

		TOTAL CHEMICALS AND ALLIED PRODUCTS			8,899,808	0.96

	COMMUNICATIONS
	AT&T Corp Notes	6.000%–8.750%, 03/01/11–03/01/31	Baa1–Ba1		3,672,432	0.39
	Sprint Capital Corp Notes	6.000%–8.375%, 01/15/07–05/01/19	Baa3		4,390,614	0.47
	Verizon Wireless Capital LLC Notes	4.625%–6.500%, 12/15/06–03/15/13	Aa3–A3		4,887,165	0.53
	Other Securities				11,938,040	1.28

		TOTAL COMMUNICATIONS			24,888,251	2.67

	DEPOSITORY INSTITUTIONS
	Bank of America Corp (Sr Notes)	3.375%–4.750%, 02/17/09–08/15/13	Aa2–Aa3	4,160,000	4,149,433	0.45
	Citigroup, Inc (Sub Notes)	5.000%–6.625%, 08/27/11–06/15/32	Aa2	4,685,000	4,829,341	0.52
	Wachovia Bank Note	3.625%–5.250%, 07/30/07–08/01/14	Aa2–A1	3,950,000	3,988,672	0.43
h	Wells Fargo Bank NA (Sub Notes)	4.500%–6.450%, 6/30/10–02/01/11	Aa1	3,830,000	3,930,670	0.42
	Other Securities				16,115,546	1.73

		TOTAL DEPOSITORY INSTITUTIONS			33,013,662	3.55

	ELECTRIC, GAS, AND SANITARY SERVICES
	FirstEnergy Corp Note	6.45%, 11/15/11	Baa	2,840,000	3,098,071	0.33
	Other Securities				12,472,570	1.34

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				15,570,641	1.67

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,760,664	0.41

	FABRICATED METAL PRODUCTS				2,157,721	0.23

	FOOD AND KINDRED PRODUCTS				5,808,210	0.63

	FOOD STORES				1,848,888	0.20

	FORESTRY				578,081	0.06

	FURNITURE AND FIXTURES				852,781	0.09

	GENERAL BUILDING CONTRACTORS				4,955,606	0.53

	GENERAL MERCHANDISE STORES				5,121,590	0.55

180 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Bond Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

HEALTH SERVICES				$ 1,567,514	0.17%

HOLDING AND OTHER INVESTMENT OFFICES				1,400,375	0.15

INDUSTRIAL MACHINERY AND EQUIPMENT				1,403,136	0.15

INSURANCE AGENTS, BROKERS AND SERVICE				1,887,596	0.20

INSURANCE CARRIERS
International Finance Corp	3.750%, 06/30/09	Aaa	$3,000,000	3,024,013	0.33
Other Securities				8,420,079	0.90

	TOTAL INSURANCE CARRIERS			11,444,092	1.23

METAL MINING				1,500,716	0.16

MISCELLANEOUS MANUFACTURING INDUSTRIES				523,868	0.06

MISCELLANEOUS RETAIL				1,439,305	0.15

MOTION PICTURES
AOL Time Warner, Inc (Guarantee Notes)	5.625%–7.700%, 05/01/05–05/01/32	Baa1	3,200,000	3,558,469	0.38
Other Securities				1,431,435	0.16

	TOTAL MOTION PICTURES			4,989,904	0.54

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				801,187	0.09

NONDEPOSITORY INSTITUTIONS
Ford Motor Credit Co Notes	5.625%–7.000%, 01/25/07–10/01/13	A3	5,610,000	5,918,913	0.64
General Electric Capital Corp Notes	3.125%–6.750%, 05/01/08–03/15/32	Aaa	6,590,000	6,715,323	0.72
Household Finance Corp Notes	4.125%–6.375%, 12/15/08–11/27/12	A1	5,530,000	5,836,393	0.63
Other Securities				11,505,909	1.23

	TOTAL NONDEPOSITORY INSTITUTIONS			29,976,538	3.22

OIL AND GAS EXTRACTION				9,884,751	1.06

OTHER MORTGAGE BACKED SECURITIES
AQ Finance NIM Trust Series 2004-RN	1.630%–1.650%, 04/25/09–05/25/09	Aaa	3,939,571	3,939,569	0.42
Banc of America Commercial Mortgage, Inc Series 2002 (Class A3)	5.118%, 07/11/43	Aaa	3,310,000	3,443,681	0.37
General Motors Acceptance Corp Commercial Mortgage Securities, Inc Series 2004-C1 (Class A4)	4.908%, 03/10/38	Aaa	6,000,000	6,067,944	0.65
Wachovia Bank Commercial Mortgage Trust Series 2002-C2 (Class A4)	4.980%–5.088%, 11/15/34–08/15/41	Aaa	3,100,000	3,169,340	0.34
Other Securities				8,184,905	0.88

	TOTAL OTHER MORTGAGE BACKED SECURITIES			24,805,439	2.66

PAPER AND ALLIED PRODUCTS				6,159,416	0.66

PETROLEUM AND COAL PRODUCTS				4,780,661	0.51

PIPELINES, EXCEPT NATURAL GAS				1,513,385	0.16

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 181

Bond Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

						% OF NET
	ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

	PRIMARY METAL INDUSTRIES				$ 562,479	0.06%

	PRINTING AND PUBLISHING				2,533,258	0.27

	RAILROAD TRANSPORTATION				2,866,805	0.31

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				1,160,459	0.12

	SECURITY AND COMMODITY BROKERS
	Lehman Brothers Holdings, Inc Notes	3.500%–6.250%, 05/15/06–08/07/08	A1	$ 4,030,000	4,111,699	0.44
	Morgan Stanley Notes	3.625%–6.787%, 04/01/08–04/01/14	Aa3–A1	11,564,000	12,140,476	1.31
	Other Securities				3,186,363	0.34

	TOTAL SECURITY AND COMMODITY BROKERS				19,438,538	2.09

	STONE, CLAY, AND GLASS PRODUCTS				297,720	0.03

	TRANSPORTATION EQUIPMENT
	General Motors Acceptance Corp Notes	5.125%–8.375%, 05/09/08–01/19/10	A3–Baa1	5,910,000	6,224,689	0.67
	Other Securities				8,058,762	0.87

		TOTAL TRANSPORTATION EQUIPMENT			14,283,451	1.54

	WHOLESALE TRADE-DURABLE GOODS				392,169	0.04

	WHOLESALE TRADE-NONDURABLE GOODS				976,143	0.10

		TOTAL CORPORATE BONDS	(Cost $265,039,253)		273,654,878	29.38

	GOVERNMENT BONDS
	AGENCY SECURITIES
d	Federal Farm Credit Bank (FFCB)	2.250%, 09/01/06	Aaa	16,020,000	15,873,311	1.70
	Federal Home Loan Mortgage Corp (FHLMC)	5.750%–6.375%, 03/21/11–08/01/11	Aaa–Aa2	12,838,000	13,509,325	1.45
	Federal National Mortgage Association (FNMA)	3.500%–5.250%, 06/15/06–10/15/07	Aaa	6,850,000	6,952,254	0.75
	FNMA	4.375%, 10/15/06	Aaa	11,810,000	12,170,538	1.31
	FNMA	5.000%, 01/15/07	Aaa	8,290,000	8,661,131	0.93
	FNMA	7.125%, 06/15/10	Aaa	18,000,000	20,883,150	2.24
	Other Securities				5,979,024	0.64

		TOTAL AGENCY SECURITIES			84,028,733	9.02

	FOREIGN GOVERNMENT BONDS				8,614,989	0.93

	MORTGAGE BACKED SECURITIES
	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%–8.000%, 01/01/16–08/01/32		6,875,989	7,159,392	0.77
	FGLMC	4.500%, 09/01/18		6,139,949	6,134,233	0.66
	FGLMC	4.500%–8.000%, 06/01/16–11/01/33		27,046,121	27,398,026	2.94
	FGLMC	4.500%, 01/01/19		6,537,766	6,520,578	0.70
	FGLMC	5.000%, 09/01/33		8,236,996	8,182,270	0.88
	FGLMC	6.000%, 09/01/33		5,408,017	5,593,669	0.60
	FGLMC	5.500%, 10/01/33		5,609,314	5,698,402	0.61

182 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Bond Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	MORTGAGE BACKED SECURITIES—(continued)
d	FGLMC	5.000%, 11/01/33	$ 9,271,297	$ 9,209,699	0.99%
	FGLMC	5.000%, 11/01/33	5,797,640	5,759,120	0.62
	Federal National Mortgage Association (FNMA)	5.000%–7.500%, 04/01/17–07/01/24	6,991,114	7,191,570	0.77
	FNMA	4.500%–7.500%, 06/01/14–10/01/33	9,958,377	10,007,361	1.07
	FNMA	4.500%–6.000%, 02/01/18–04/01/34	23,677,359	23,860,730	2.56
	FNMA	5.000%, 03/01/34	5,607,332	5,562,670	0.60
	FNMA	5.500%, 10/01/33	7,611,494	7,728,962	0.83
	FNMA	5.500%, 10/01/33	5,674,732	5,762,311	0.62
d	FNMA	5.500%, 10/01/33	10,156,638	10,313,386	1.11
	FNMA	5.000%, 11/01/18	8,533,529	8,687,978	0.93
d	FNMA	5.500%, 12/01/33	8,373,384	8,502,611	0.91
	FNMA	5.000%, 12/01/33	6,505,207	6,453,393	0.69
d,h	Federal National Mortgage Association (FNMA)	5.000%, 10/31/34	6,000,000	6,093,750	0.65
h	FNMA	5.000%–5.500%, 11/25/19–08/17/33	6,000,000	6,078,750	0.65
h	FNMA	5.500%, 10/31/34	10,000,000	10,331,250	1.11
h	FNM)	6.000%, 10/31/34	29,000,000	29,987,798	3.22
h	FNMA	6.500%, 11/25/31	12,000,000	12,555,000	1.35
	Government National Mortgage Association (GNMA)	5.500%, 09/15/33	5,981,583	6,097,883	0.66
h	GNMA	5.000%, 10/31/34	10,000,000	9,943,750	1.07
	Other Securities			24,017,832	2.58

		TOTAL MORTGAGE BACKED SECURITIES		280,832,374	30.15

	U.S. TREASURY SECURITIES
	U.S. Treasury Bond	11.750%, 02/15/10	20,440,000	21,170,321	2.27
	U.S. Treasury Bond	10.000%, 05/15/10	14,090,000	14,774,492	1.59
	U.S. Treasury Bond	8.000%, 11/15/21	47,000,000	64,611,840	6.94
	U.S. Treasury Bond	5.375%, 02/15/31	5,170,000	5,539,189	0.59
k	U. S. Treasury Inflation Indexed Bonds	3.875%, 01/15/09	18,479,040	20,803,334	2.23
d	U.S. Treasury Note	2.250%, 04/30/06	5,000,000	4,985,550	0.54
	U.S. Treasury Note	2.375%, 08/15/06	24,390,000	24,309,513	2.61
d	U.S. Treasury Note	2.625%, 11/15/06	31,925,000	31,910,634	3.43
	U.S. Treasury Note	2.625%, 05/15/08	15,640,000	15,410,561	1.65
	U.S. Treasury Note	3.250%, 08/15/08	25,140,000	25,256,137	2.71
	U.S. Treasury Note	3.375%, 12/15/08	5,000,000	5,030,750	0.54
	U.S. Treasury Note	5.000%, 02/15/11	7,500,000	8,063,025	0.87
	Other Securities			14,237,039	1.53

		TOTAL U.S. TREASURY SECURITIES		256,102,385	27.50

		TOTAL GOVERNMENT BONDS	(Cost $627,798,747)	629,578,481	67.60

		TOTAL BONDS	(Cost $892,838,000)	903,233,359	96.98

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 183

Bond Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	SHORT-TERM INVESTMENTS
	COMMERCIAL PAPER
c	BMW US Capital Corp	1.870%, 10/01/04	$ 5,000,000	$ 4,999,754	0.54%
c	Caterpillar, Inc	1.750%, 01/17/04	5,000,000	4,987,800	0.54
c	CC (USA), Inc	1.690%, 10/14/04	5,000,000	4,996,558	0.53
c	Greyhawk Funding LLC	1.780%, 11/02/04	5,000,000	4,991,796	0.53
	Proctor & Gamble	1.480%, 10/12/04	5,000,000	4,997,050	0.53
c	Ranger Funding Company LLC	1.670%, 10/05/04	5,000,000	4,998,764	0.54
	UBS Finance Delaware LLC	1.540%, 10/01/04	5,000,000	4,999,754	0.54
	Other Securities			11,787,862	1.27

		TOTAL COMMERCIAL PAPER		46,759,338	5.02

	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)	1.650%, 10/01/04	5,280,000	5,279,758	0.57
	FHLB	1.090%, 10/06/04	5,190,000	5,188,504	0.56
	FHLB	1.200%, 10/20/04	16,280,000	16,264,263	1.75
	Federal Home Loan Mortgage Corp (FHLMC)	1.570%, 10/26/04	17,530,000	17,507,971	1.88
	FHLMC	1.875%, 01/15/05	5,000,000	4,997,124	0.53
	Federal National Mortgage Association (FNMA)	1.590%, 10/20/04	6,630,000	6,623,591	0.71

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			55,861,211	6.00

		TOTAL SHORT-TERM INVESTMENTS	(Cost $102,637,877)	102,620,549	11.02

		TOTAL PORTFOLIO	(Cost $995,475,877)	1,005,853,908	108.00
	OTHER ASSETS & LIABILITIES, NET			(74,467,793)	(8.00)

		NET ASSETS		$931,386,115	100.00%

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
h	These securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
†	As provided by Moody’s Investors Service (Unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $995,957,000. Net unrealized appreciation of portfolio investments aggregated $9,896,908 of which $14,078,765 related to appreciated portfolio investments and $4,181,857 related to depreciated portfolio investments.

184 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Inflation-Linked Bond Fund |	Portfolio of Investments as of September 30, 2004

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	GOVERNMENT BONDS
	U.S. TREASURY SECURITIES
k	U.S. Treasury Inflation Indexed Bonds	2.000%, 07/15/14	$18,916,203	$ 19,341,818	4.05%
k	U.S. Treasury Inflation Indexed Bonds	2.375%, 01/15/25	20,624,439	21,487,985	4.50
k	U.S. Treasury Inflation Indexed Bonds	1.875%, 07/15/13	39,575,464	40,255,767	8.42
k	U.S. Treasury Inflation Indexed Bonds	2.000%, 01/15/14	39,968,222	40,935,853	8.57
k	U.S. Treasury Inflation Indexed Bonds	3.625%, 01/15/08	38,220,866	41,923,704	8.77
k	U.S. Treasury Inflation Indexed Bonds	3.875%, 01/15/09	34,573,099	38,921,704	8.15
k	U.S.Treasury Inflation Indexed Bonds	4.250%, 01/15/10	23,681,152	27,488,609	5.75
k	U.S. Treasury Inflation Indexed Bonds	3.500%, 01/15/11	23,942,176	27,099,432	5.67
k	U.S. Treasury Inflation Indexed Bonds	3.375%, 01/15/12	12,480,516	14,141,923	2.96
k	U.S. Treasury Inflation Indexed Bonds	3.000%, 07/15/12	43,507,413	48,184,461	10.08
k	U.S. Treasury Inflation Indexed Bonds	3.625%, 04/15/28	36,338,520	46,121,577	9.65
k	U.S. Treasury Inflation Indexed Bonds	3.875%, 04/15/29	41,829,738	55,503,044	11.62
k	U.S. Treasury Inflation Indexed Bonds	3.375%, 04/15/32	10,142,772	12,865,498	2.69
k	U.S. Treasury Inflation Indexed Bonds	3.375%, 01/15/07	36,970,912	39,501,202	8.27

	TOTAL U.S. TREASURY SECURITIES			473,772,577	99.15

		TOTAL GOVERNMENT BONDS		473,772,577	99.15

	SHORT-TERM INVESTMENT
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit Bank (FFCB)	1.230%, 10/01/04	470,000	469,978	0.10

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			469,978	0.10

		TOTAL SHORT-TERM INVESTMENT	(Cost $470,000)	469,978	0.10

		TOTAL PORTFOLIO	(Cost $461,830,204)	474,242,555	99.25
		OTHER ASSETS & LIABILITIES, NET		3,598,308	0.75

		NET ASSETS		$477,840,863	100.00%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004 the aggregate cost of portfolio investments for federal income tax purposes was $464,575,236. Net unrealized appreciation of portfolio investments aggregated $9,667,319 of which $12,412,373 related to appreciated portfolio investments and $2,745,054 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 185

Money Market Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	SHORT-TERM INVESTMENTS
	CERTIFICATES OF DEPOSIT
	Barclays Bank plc/NY (Dep Note)	1.760%, 09/29/05	$ 2,000,000	$ 1,999,207	1.11%
	Credit Agricole USA, Inc	1.420%, 04/05/05	2,000,000	2,000,101	1.11
	Toronto Dominion Bank	1.760%, 11/17/04	2,600,000	2,600,000	1.45
	Toronto Dominion Bank	1.870%, 12/21/04	4,000,000	4,000,000	2.23

		TOTAL CERTIFICATES OF DEPOSIT		10,599,308	5.90

	COMMERCIAL PAPER
	Abbey National North America LLC	1.750%, 10/22/04	1,775,000	1,773,188	0.99
	Barclays U.S. Funding Corp	1.770%, 10/21/04	2,300,000	2,297,738	1.28
c	Beta Finance, Inc	1.620%, 10/15/04	2,435,000	2,433,532	1.35
c	Beta Finance, Inc	1.220%–1.720%, 10/08/04–11/24/04	3,570,000	3,564,679	1.98
	Canadian Imperial Holdings, Inc	1.790%, 11/12/04	3,920,000	3,911,814	2.18
c	CC (USA), Inc	1.770%, 10/15/04	3,255,000	3,252,759	1.81
	Ciesco LP	1.760%, 11/08/04	3,785,000	3,777,968	2.10
c	Corporate Asset Funding Corp, Inc	1.880%, 12/15/04	3,000,000	2,988,250	1.66
c	Dorada Finance, Inc	1.520%, 10/13/04	2,500,000	2,498,733	1.39
c	Dorada Finance, Inc	1.730%, 10/19/04	3,000,000	2,997,405	1.67
c	Dorada Finance, Inc	1.780%, 11/15/04	1,500,000	1,496,625	0.83
c	Edison Asset Securitization, LLC	1.490%, 10/01/04	3,920,000	3,920,000	2.18
	FCAR Owner Trust I	1.610%, 10/19/04	2,135,000	2,133,281	1.18
	FCAR Owner Trust I	1.560% - 1.570%, 10/08/04 - 10/15/04	2,135,000	2,133,964	1.19
c	Fortune Brands, Inc	1.770%, 11/02/04	2,000,000	1,996,853	1.11
c	Fortune Brands, Inc	1.730%, 11/10/04	5,655,000	5,644,130	3.14
	General Electric Capital Corp	1.590% - 1.750%, 11/16/04 - 12/06/04	4,951,000	4,937,655	2.75
c	Govco Incorporated	1.560%, 10/18/04	4,000,000	3,997,072	2.22
c	Govco Incorporated	1.800%, 12/13/04	3,535,000	3,522,097	1.96
c	Greyhawk Funding LLC	1.600%, 10/12/04	2,000,000	1,999,022	1.11
c	Greyhawk Funding LLC	1.580%, 10/05/04	2,940,000	2,939,507	1.64
c	Greyhawk Funding LLC	1.530% - 1.750%, 10/04/04 - 10/27/04	2,070,000	2,068,751	1.15
c	Kitty Hawk Funding Corp.	1.600%, 10/12/04	4,500,000	4,497,800	2.50
c	Links Finance LLC	1.550%, 10/18/04	2,900,000	2,897,877	1.61
c	Links Finance LLC	1.810%, 12/09/04	3,135,000	3,124,124	1.74
	Morgan Stanley Dean Witter	1.780%, 10/25/04	4,300,000	4,294,897	2.39
	Paccar Financial Corp	1.490%, 10/07/04	3,320,000	3,319,176	1.84
	Paccar Financial Corp	1.330% - 1.910%, 10/07/04 - 01/24/05	4,500,000	4,489,693	2.49
c	Proctor & Gamble	1.480%, 10/12/04	2,000,000	1,999,096	1.11
c	Ranger Funding Company LLC	1.680%, 10/13/04	2,500,000	2,498,600	1.39
c	Ranger Funding Company LLC	1.790%, 10/28/04	2,810,000	2,806,228	1.56
c	Ranger Funding Company LLC	1.820%, 12/15/04	2,500,000	2,490,521	1.39
c	Sigma Finance, Inc	1.520%, 10/01/04	2,000,000	2,000,000	1.11
c	Sigma Finance, Inc	1.280%, 10/21/04	2,515,000	2,513,198	1.40
	Sigma Finance, Inc	1.190%, 10/22/04	3,130,000	3,127,826	1.74
	UBS Finance, (Delaware), Inc	1.550%, 10/05/04	1,670,000	1,669,711	0.93
	UBS Finance, (Delaware), Inc	1.790%, 11/23/04	2,300,000	2,293,995	1.28
	UBS Finance, (Delaware), Inc	1.820%, 12/07/04	3,000,000	2,987,715	1.66
c	Variable Funding Capital Corporation	1.770%, 10/21/04	1,845,000	1,843,186	1.03
c	Variable Funding Capital Corporation	1.780%, 11/19/04	2,085,000	2,079,949	1.16

186 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Money Market Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	ISSUER		SHARES	VALUE	ASSETS

	COMMERCIAL PAPER—(continued)
c	Yorktown Capital, LLC	1.600%, 10/08/04	$4,130,000	$ 4,128,715	2.30%
c	Yorktown Capital, LLC	1.760%–1.850%, 11/16/04–12/17/04	3,000,000	2,991,545	1.66

		TOTAL COMMERCIAL PAPER		124,338,875	69.16

	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit Bank (FFCB)	1.100%–1.900%, 01/05/05–02/25/05	1,867,820	1,849,088	1.03
	Federal Home Loan Bank (FHLB)	1.090%, 10/06/04	7,860,000	7,858,367	4.37
	FHLB	1.090%–1.950%, 10/08/04–02/24/05	1,783,000	1,779,337	0.99
	FHLB	1.935%, 03/11/05	2,000,000	1,982,879	1.10
	Federal Home Loan Mortgage Corp (FHLMC)	1.450%–1.870%, 11/02/04–03/10/05	2,681,000	2,665,929	1.48
	FHLMC	1.090%, 12/01/04	2,755,000	2,749,912	1.53
	FHLMC	1.080%, 12/20/04	2,000,000	1,995,200	1.11
	FHLMC	1.735%, 12/23/04	5,440,000	5,418,239	3.01
	FHLMC	1.770%, 12/27/04	3,045,000	3,031,975	1.69
	FHLMC	1.880%, 12/28/04	5,380,000	5,357,249	2.98
	FHLMC	1.720%, 12/31/04	4,995,000	4,972,399	2.77
	Federal National Mortgage Association (FNMA)	1.590%, 10/20/04	1,360,000	1,358,887	0.76
	FNMA	1.110%, 11/12/04	2,585,000	2,580,603	1.43
	FNMA	1.180%, 12/10/04	3,230,000	3,219,596	1.79

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			46,819,660	26.04

		TOTAL SHORT-TERM INVESTMENTS	(Cost $181,757,843)	181,757,843	101.10

		TOTAL PORTFOLIO	(Cost $181,757,843)	181,757,843	101.10
		OTHER ASSETS & LIABILITIES, NET		(1,983,106)	(1.10)

		NET ASSETS		$179,774,737	$100.00%

c	Commercial paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933.

The cost of portfolio investments for federal income tax purposes is substantially the same as the amounts disclosed above.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class• TIAA-CREF Institutional Mutual Funds	| 187

Report of Management Responsibility

To the Shareholders of TIAA-CREF Institutional Mutual Funds:

The accompanying financial statements of the TIAA-CREF Institutional Mutual Funds (the “Funds”) are the responsibility of management. They have been prepared in accordance with U.S. generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds’ internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the chief audit executive regularly reports to the Audit Committee of the Funds’ Board of Trustees.

The accompanying financial statements have been audited by the independent registered public accounting firm of Ernst & Young LLP. To maintain auditor independence and avoid any potential conflict of interest, it continues to be the Funds’ policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The report of the independent registered public accounting firm, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds’ Board of Trustees, consisting entirely of trustees who are not officers of TIAA-CREF Institutional Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent registered public accounting firm, the Securities and Exchange Commission performs periodic examinations of the Funds’ operations.

/s/ B. White	/s/ Elizabeth A. Monrad
B. White	Elizabeth A. Monrad
President	Executive Vice President and Chief Financial Officer

188 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Report of the Audit Committee

To the Shareholders of TIAA-CREF Institutional Mutual Funds:

The Audit Committee oversees the financial reporting process of the TIAA-CREF Institutional Mutual Funds (the “Funds”) on behalf of the Funds’ Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds’ financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent registered public accounting firm responsible for expressing an opinion on the conformity of these audited financial statements with U.S. generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Willard T. Carleton, Audit Committee Member
Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

November 11, 2004

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 189

Statements of Assets and Liabilities
TIAA-CREF Institutional Mutual Funds	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund
September 30, 2004

ASSETS
Portfolio investments, at cost	$94,001,270	$654,388,939	$571,631,861	$224,517,795	$122,683,054	$134,558,407
Net unrealized appreciation (depreciation) of
portfolio investments	(1,268,943)	7,271,239	31,465,307	12,564,443	4,791,503	5,843,484

Portfolio investments, at value	92,732,327	661,660,178	603,097,168	237,082,238	127,474,557	140,401,891
Cash	8,098	5,114	—	—	—	28,476
Cash—foreign (cost of $2,915 and $543,584, respectively)	—	3,285	544,448	—	—	—
Receivable from securities transactions	1,054,533	—	1,810,328	2,686,568	1,029,070	1,970,648
Receivable from Fund shares sold	313,126	528,935	666,581	1,096,790	265,081	633,643
Due from investment advisor	6,000	13,000	—	4,000	15,000	11,000
Dividends and interest receivable	31,549	725,540	1,700,205	420,604	37,332	165,286
Receivable for variation margin on open futures contracts	—	32,450	—	—	—	—

Total Assets	94,145,633	662,968,502	607,818,730	241,290,200	128,821,040	143,210,944

LIABILITIES
Accrued expenses	33,804	192,828	372,136	137,170	102,574	96,994
Due to custodian	—	—	125,081	56,370	635,996	—
Payable for securities transactions	1,485,035	1,322,152	857,460	3,317,823	1,072,863	2,091,827
Payable for Fund shares redeemed	51,019	75,048	104,284	9,654	217,228	6,000
Payable for variation margin on open futures contracts	—	1,770	—	—	—	—

Total Liabilities	1,569,858	1,591,798	1,458,961	3,521,017	2,028,661	2,194,821

NET ASSETS	$92,575,775	$661,376,704	$606,359,769	$237,769,183	$126,792,379	$141,016,123

NET ASSETS CONSIST OF:
Paid-in-capital	$247,606,624	$683,897,945	$536,725,508	$204,143,348	$117,557,189	$127,178,595
Accumulated undistributed net investment income	666,884	330,100	8,897,462	2,691,425	3,992	1,159,845
Accumulated undistributed net realized gain (loss)
on total investments	(154,428,790)	(30,042,904)	29,282,570	18,369,967	4,439,695	6,834,199
Accumulated net unrealized appreciation
(depreciation) on total investments	(1,268,943)	7,191,563	31,454,229	12,564,443	4,791,503	5,843,484

NET ASSETS	$92,575,775	$661,376,704	$606,359,769	$237,769,183	$126,792,379	$141,016,123

RETIREMENT CLASS:
Net Assets	—	$35,873,549	$77,400,359	$69,314,484	$74,599,723	$92,268,452
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	—	4,396,328	7,381,585	5,168,865	5,241,759	6,415,675
Net asset value per share	—	$8.16	$10.49	$13.41	$14.23	$14.38

INSTITUTIONAL CLASS:
Net Assets	$92,575,775	$625,503,155	$528,959,410	$31,288,858	$3,684,257	$8,041,900
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	14,665,038	77,057,723	51,404,356	2,334,250	257,670	556,949
Net asset value per share	$6.31	$8.12	$10.29	$13.40	$14.30	$14.44

RETAIL CLASS:
Net Assets	—	—	—	$137,165,841	$48,508,399	$40,705,771
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	—	—	—	10,349,725	3,407,914	2,852,969
Net asset value per share	—	—	—	$13.25	$14.23	$14.27

190 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 191

Statements of Assets and Liabilities (continued)
TIAA-CREF Institutional Mutual Funds	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Mid-Cap Growth Index Fund
September 30, 2004

ASSETS
Portfolio investments, at cost	$211,324,277	$47,715,969	$118,140,493	$625,847,279	$205,089,156	$19,729,643
Net unrealized appreciation of portfolio investments	11,427,130	6,233,721	24,003,078	140,915,087	18,115,573	4,482,442

Portfolio investments, at value	222,751,407	53,949,690	142,143,571	766,762,366	223,204,729	24,212,085
Cash	—	21,599	228,372	20,712	3,017	34,074
Receivable from securities transactions	11,961,330	30,840	—	35,611	—	52,009
Receivable from Fund shares sold	912,974	240,379	239,834	576,820	383,364	—
Due from investment advisor	121,506	11,000	18,000	—	18,000	5,000
Dividends and interest receivable	222,571	24,315	236,827	874,060	276,697	9,247
Receivable for variation margin on open futures contracts	—	—	—	21,964	1,925	—

Total Assets	235,969,788	54,277,823	142,866,604	768,291,533	223,887,732	24,312,415

LIABILITIES
Accrued expenses	148,087	19,748	39,650	165,038	77,387	9,879
Due to custodian	952,246	—	—	—	—	—
Payable for securities transactions	11,039,192	52,334	374,323	1,408,954	972,721	66,216
Payable for Fund shares redeemed	18,685	—	902	9,908	302,786	—
Payable for variation margin on open futures contracts	—	—	—	750	105	—

Total Liabilities	12,158,210	72,082	414,875	1,584,650	1,352,999	76,095

NET ASSETS	$223,811,578	$54,205,741	$142,451,729	$766,706,883	$222,534,733	$24,236,320

NET ASSETS CONSIST OF:
Paid-in-capital	$202,669,962	$46,957,439	$112,410,165	$634,689,942	$200,186,260	$17,244,526
Accumulated undistributed net investment income	1,088,850	267,820	2,095,726	7,991,260	1,883,563	83,228
Accumulated undistributed net realized gain
on total investments	8,625,636	746,761	3,942,760	(16,892,547)	2,346,506	2,426,124
Accumulated net unrealized appreciation
on total investments	11,427,130	6,233,721	24,003,078	140,918,228	18,118,404	4,482,442

NET ASSETS	$223,811,578	$54,205,741	$142,451,729	$766,706,883	$222,534,733	$24,236,320

RETIREMENT CLASS:
Net Assets	$116,445,167	$18,405,468	$200,115	—	$54,914,090	$343,673
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	8,200,749	1,743,293	15,306	—	4,241,552	26,785
Net asset value per share	$14.20	$10.56	$13.07	—	$12.95	$12.83

INSTITUTIONAL CLASS:
Net Assets	$45,429,360	$35,800,273	$142,251,614	$766,706,883	$167,620,643	$23,892,647
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	3,180,157	3,415,234	10,899,767	86,664,231	12,971,134	1,858,629
Net asset value per share	$14.29	$10.48	$13.05	$8.85	$12.92	$12.85

RETAIL CLASS:
Net Assets	$61,937,051	—	—	—	—	—
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	4,375,896	—	—	—	—	—
Net asset value per share	$14.15	—	—	—	—	—

192 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 193

Statements of Assets and Liabilities (continued)
TIAA-CREF Institutional Mutual Funds	Mid-Cap Value Index Fund	Mid-Cap Blend Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund
September 30, 2004

ASSETS
Portfolio investments, at cost	$29,331,777	$38,953,138	$55,173,720	$53,652,177	$101,332,608	$57,520,287
Net unrealized appreciation of portfolio investments	7,823,434	11,237,081	10,989,906	9,838,408	28,173,286	18,554,137

Portfolio investments, at value	37,155,211	50,190,219	66,163,626	63,490,585	129,505,894	76,074,424
Cash	9,454	34,505	85,139	76,950	170,114	—
Cash—foreign (cost of $79,206)	—	—	—	—	—	80,424
Receivable from securities transactions	30,005	28,103	—	362,706	186,500	323,090
Receivable from Fund shares sold	—	58,164	32,543	12,000	34,415	32,142
Due from investment advisor	6,000	8,000	17,000	15,000	20,000	—
Dividends and interest receivable	61,095	57,146	19,013	100,350	123,823	232,357

Total Assets	37,261,765	50,376,137	66,317,321	64,057,591	130,040,746	76,742,437

LIABILITIES
Accrued expenses	13,056	17,896	29,921	25,606	45,009	56,453
Due to custodian	—	—	—	—	—	210,868
Payable for securities transactions	38,403	84,920	—	437,233	368,173	54,168
Payable for Fund shares redeemed	—	3,000	562,005	—	34,228	64,000

Total Liabilities	51,459	105,816	591,926	462,839	447,410	385,489

NET ASSETS	$37,210,306	$50,270,321	$65,725,395	$63,594,752	$129,593,336	$76,356,948

NET ASSETS CONSIST OF:
Paid-in-capital	$26,417,250	$35,948,055	$46,884,886	$45,389,710	$91,956,473	$55,442,532
Accumulated undistributed net investment income	533,688	514,724	123,903	635,160	808,387	1,302,064
Accumulated undistributed net realized gain
on total investments	2,435,934	2,570,461	7,726,700	7,731,474	8,655,190	1,053,307
Accumulated net unrealized appreciation
on total investments	7,823,434	11,237,081	10,989,906	9,838,408	28,173,286	18,559,045

NET ASSETS	$37,210,306	$50,270,321	$65,725,395	$63,594,752	$129,593,336	$76,356,948

RETIREMENT CLASS:
Net Assets	$199,943	$563,156	$279,349	$236,804	$330,297	$788,552
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	14,077	39,244	19,209	16,916	23,062	57,685
Net asset value per share	$14.20	$14.35	$14.54	$14.00	$14.32	$13.67

INSTITUTIONAL CLASS:
Net Assets	$37,010,363	$49,707,165	$65,446,046	$63,357,948	$129,263,039	$75,568,396
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	2,600,671	3,467,168	4,706,652	4,514,563	9,021,964	5,514,198
Net asset value per share	$14.23	$14.34	$13.91	$14.03	$14.33	$13.70

194 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 195

Statements of Assets and Liabilities (continued)
TIAA-CREF Institutional Mutual Funds	Real Estate Securities Fund	Social Choice Equity Fund	Bond Fund	Inflation-Linked Bond Fund	Money Market Fund
September 30, 2004

ASSETS
Portfolio investments, at cost	$322,837,588	$114,394,149	$995,475,877	$461,830,204	$181,757,843
Net unrealized appreciation of portfolio investments	12,199,387	1,876,515	10,378,031	12,412,351	—

Portfolio investments, at value	335,036,975	116,270,664	1,005,853,908	474,242,555	181,757,843
Cash	1,930	6,357	6,167	—	10,509
Receivable from securities transactions	8,411,817	—	47,190,949	1,325,518	196
Receivable from Fund shares sold	583,319	282,632	993,534	187,957	263,629
Due from investment advisor	12,000	13,000	—	8,000	—
Dividends and interest receivable	952,372	97,215	8,568,065	3,624,450	18,025

Total Assets	344,998,413	116,669,868	1,062,612,623	479,388,480	182,050,202

LIABILITIES
Accrued expenses	144,141	44,336	500,893	171,179	45,351
Due to custodian	—	—	—	34,812	—
Payable for securities transactions	10,308,330	4,978,435	130,661,762	1,285,062	1,999,395
Payable for Fund shares redeemed	678,573	—	63,853	56,564	15,434
Income distribution payable	—	—	—	—	215,285

Total Liabilities	11,131,044	5,022,771	131,226,508	1,547,617	2,275,465

NET ASSETS	$333,867,369	$111,647,097	$931,386,115	$477,840,863	$179,774,737

NET ASSETS CONSIST OF:
Paid-in-capital	$287,715,436	$108,429,633	$918,016,649	$463,722,491	$179,776,469
Accumulated undistributed (distributions in excess of)
net investment income	722,638	950,626	284,906	—	(1)
Accumulated undistributed net realized gain (loss)
on total investments	33,229,908	390,323	2,706,529	1,706,021	(1,731)
Accumulated net unrealized appreciation
on total investments	12,199,387	1,876,515	10,378,031	12,412,351	—

NET ASSETS	$333,867,369	$111,647,097	$931,386,115	$477,840,863	$179,774,737

RETIREMENT CLASS:
Net Assets	$69,979,579	$28,869,513	—	—	—
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	5,136,154	3,177,915	—	—	—
Net asset value per share	$13.62	$9.08	—	—	—

INSTITUTIONAL CLASS:
Net Assets	$156,192,739	$82,777,584	$931,386,115	$382,305,207	$179,774,737
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	11,566,962	9,233,847	90,498,986	35,562,500	179,776,469
Net asset value per share	$13.50	$8.96	$10.29	$10.75	$1.00

RETAIL CLASS:
Net Assets	$107,695,051	—	—	$95,535,656	—
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	8,053,027	—	—	8,984,386	—
Net asset value per share	$13.37	—	—	$10.63	—

196 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 197

Statements of Operations
TIAA-CREF Institutional Mutual Funds	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund
For the Year Ended September 30, 2004

INVESTMENT INCOME
Interest	$90,737	$100,557	$183,061	$11,727	$11,388	$17,059
Dividends	1,000,970	10,134,022	12,243,446	4,052,937	496,756	1,764,687
Foreign taxes withheld	(9,301)	(25,816)	(1,113,762)	(1,959)	(115)	(691)

Total income	1,082,406	10,208,763	11,312,745	4,062,705	508,029	1,781,055

EXPENSES
Investment management fees	80,402	511,568	466,878	139,120	87,406	70,418
Service Agreement Fees—Retirement Class	—	78,530	163,240	130,616	212,885	188,515
Service Agreement Fees—Institutional Class	40,201	246,545	141,226	9,606	1,181	2,518
Service Agreement Fees—Retail Class	—	—	—	367,843	144,182	86,732
Custody fees	13,226	58,077	351,495	19,911	32,464	18,018
Audit fees	8,854	48,789	38,036	13,734	9,759	7,916
Registration fees—Retirement Class	—	12,696	21,915	26,801	47,398	37,781
Registration fees—Institutional Class	3,015	24,799	30,707	12,149	1,096	2,197
Registration fees—Retail Class	—	—	—	57,496	31,865	18,945
Trustee fees and expenses	3,145	5,796	6,502	1,435	838	705
Interest	3,450	3,750	—	—	—	—

Total expenses before expense reimbursement	152,293	990,550	1,219,999	778,711	569,074	433,745
Less expenses reimbursed by the investment advisor
(See Note 2)	(6,000)	(20,000)	(13,000)	(70,000)	(72,000)	(43,000)

Net expenses	146,293	970,550	1,206,999	708,711	497,074	390,745

Net investment income	936,113	9,238,213	10,105,746	3,353,994	10,955	1,390,310

NET REALIZED AND UNREALIZED
GAIN ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	706,758	56,407,991	66,116,610	21,028,960	5,508,129	7,260,212
Futures transactions	(2,711)	668,316	—	—	—	—
Foreign currency transactions	—	(113,829)	(332,039)	—	—	(219)

Net realized gain on total investments	704,047	56,962,478	65,784,571	21,028,960	5,508,129	7,259,993

Change in unrealized appreciation (depreciation) on:
Portfolio investments	6,041,047	(3,231,156)	13,401,517	3,610,107	136,264	3,768,104
Futures transactions	—	23,866	—	—	—	—
Translation of assets (other than portfolio investments)
and liabilities denominated in foreign currencies	—	(1,854)	5,406	—	—	(3)

Net change in unrealized appreciation (depreciation) on
total investments	6,041,047	(3,209,144)	13,406,923	3,610,107	136,264	3,768,101

Net realized and unrealized gain on
total investments	6,745,094	53,753,334	79,191,494	24,639,067	5,644,393	11,028,094

Net increase in net assets resulting
from operations	$7,681,207	$62,991,547	$89,297,240	$27,993,061	$5,655,348	$12,418,404

198 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 199

Statements of Operations (continued)
TIAA-CREF Institutional Mutual Funds	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Mid-Cap Growth Index Fund
For the Year Ended September 30, 2004

INVESTMENT INCOME
Interest	$12,022	$3,268	$6,435	$157,975	$26,903	$—
Dividends	2,000,431	401,645	2,813,857	13,707,549	2,570,559	130,530
Foreign taxes withheld	(438)	(41)	—	(357)	—	(83)

Total income	2,012,015	404,872	2,820,292	13,865,167	2,597,462	130,447

EXPENSES
Investment management fees	138,422	15,476	46,548	317,264	59,241	9,713
Service Agreement Fees—Retirement Class	295,156	3,338	644	—	117,976	1,179
Service Agreement Fees—Institutional Class	14,285	7,541	23,234	158,618	22,678	4,787
Service Agreement Fees—Retail Class	95,957	—	—	—	—	—
Custody fees	75,863	11,142	22,639	70,637	38,383	8,224
Audit fees	16,136	5,048	17,475	59,949	16,826	2,742
Registration fees—Retirement Class	51,363	1,226	80	—	17,050	150
Registration fees—Institutional Class	8,409	1,131	2,422	52,765	13,335	801
Registration fees—Retail Class	30,518	—	—	—	—	—
Trustee fees and expenses	1,353	828	1,140	9,611	1,298	248
Interest	—	—	—	—	—	161

Total expenses before expense reimbursement	727,462	45,730	114,182	668,844	286,787	28,005
Less expenses reimbursed by the investment advisor
(See Note 2)	(109,000)	(11,000)	(20,000)	(32,000)	(43,000)	(7,000)

Net expenses	618,462	34,730	94,182	636,844	243,787	21,005

Net investment income	1,393,553	370,142	2,726,110	13,228,323	2,353,675	109,442

NET REALIZED AND UNREALIZED
GAIN ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	11,660,753	861,044	4,372,761	46,986,867	3,553,108	2,458,150
Futures transactions	—	—	—	861,390	(507,624)	—

Net realized gain on total investments	11,660,753	861,044	4,372,761	47,848,257	3,045,484	2,458,150

Change in unrealized appreciation on:
Portfolio investments	4,828,393	1,110,396	11,973,335	71,781,364	8,608,356	388,689
Futures transactions	—	—	—	3,141	2,831	—

Net change in unrealized appreciation
on total investments	4,828,393	1,110,396	11,973,335	71,784,505	8,611,187	388,689

Net realized and unrealized gain
on total investments	16,489,146	1,971,440	16,346,096	119,632,762	11,656,671	2,846,839

Net increase from payment by investment
advisor for investment transaction loss (See Note 9)	93,506	—	—	—	—	—

Net increase in net assets resulting
from operations	$17,976,205	$2,341,582	$19,072,206	$132,861,085	$14,010,346	$2,956,281

200 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 201

Statements of Operations (continued)
TIAA-CREF Institutional Mutual Funds	Mid-Cap Value Index Fund	Mid-Cap Blend Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund
For the Year Ended September 30, 2004

INVESTMENT INCOME
Interest	$571	$891	$431	$3,453	$4,207	$3,511
Dividends	779,304	743,565	328,637	1,084,567	1,414,200	2,024,211
Foreign taxes withheld	—	—	(200)	—	(233)	(170,796)

Total income	779,875	744,456	328,868	1,088,020	1,418,174	1,856,926

EXPENSES
Investment management fees	13,943	19,234	27,024	24,280	49,033	29,867
Service Agreement Fees—Retirement Class	608	1,547	1,464	718	1,038	1,219
Service Agreement Fees—Institutional Class	6,935	9,525	13,425	12,096	24,453	22,293
Custody fees	5,986	13,968	17,423	15,128	26,597	52,268
Audit fees	4,592	5,769	9,387	8,583	18,274	4,481
Registration fees—Retirement Class	1,077	198	1,186	1,091	126	154
Registration fees—Institutional Class	1,040	1,601	2,014	1,814	2,001	2,229
Trustee fees and expenses	519	434	1,015	878	1,911	1,087

Total expenses before expense reimbursement	34,700	52,276	72,938	64,588	123,433	113,598
Less expenses reimbursed by the investment advisor
(See Note 2)	(6,000)	(12,000)	(17,000)	(15,000)	(24,000)	—

Net expenses	28,700	40,276	55,938	49,588	99,433	113,598

Net investment income	751,175	704,180	272,930	1,038,432	1,318,741	1,743,328

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain on:
Portfolio investments	2,432,989	2,648,160	8,078,326	7,952,456	9,123,876	1,084,202
Foreign currency transactions	—	—	—	—	—	1,378

Net realized gain on total investments	2,432,989	2,648,160	8,078,326	7,952,456	9,123,876	1,085,580

Change in unrealized appreciation (depreciation) on:
Portfolio investments	4,380,991	4,934,103	(1,111,580)	4,330,594	9,099,898	11,334,233
Translation of assets (other than portfolio investments)
and liabilities denominated in foreign currencies	—	—	—	—	—	840

Net change in unrealized appreciation (depreciation)
on total investments	4,380,991	4,934,103	(1,111,580)	4,330,594	9,099,898	11,335,073

Net realized and unrealized gain
on total investments	6,813,980	7,582,263	6,966,746	12,283,050	18,223,774	12,420,653

Net increase in net assets resulting
from operations	$7,565,155	$8,286,443	$7,239,676	$13,321,482	$19,542,515	$14,163,981

202 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 203

Statements of Operations (continued)
TIAA-CREF Institutional Mutual Funds	Real Estate Securities Fund	Social Choice Equity Fund	Bond Fund	Inflation-Linked Bond Fund	Money Market Fund
For the Year Ended September 30, 2004

INVESTMENT INCOME
Interest	$149,084	$8,368	$40,466,499	$16,610,123	$1,947,598
Dividends	10,786,478	1,394,551	—	—	—
Foreign taxes withheld	(4,560)	—	—	—	—

Total income	10,931,002	1,402,919	40,466,499	16,610,123	1,947,598

EXPENSES
Investment management fees	229,100	34,729	792,892	333,032	65,462
Service Agreement Fees—Retirement Class	150,922	67,618	—	—	—
Service Agreement Fees—Institutional Class	53,099	13,385	396,446	94,532	49,098
Service Agreement Fees—Retail Class	255,491	—	—	98,887	—
Custody fees	24,121	22,347	99,103	31,619	17,122
Audit fees	20,769	10,161	59,462	28,524	10,273
Registration fees—Retirement Class	17,843	13,779	—	—	—
Registration fees—Institutional Class	31,470	5,779	29,731	34,810	5,137
Registration fees—Retail Class	34,489	—	—	15,546	—
Trustee fees and expenses	2,027	1,281	15,686	3,199	2,391
Other	—	—	7,025	—	—

Total expenses before expense reimbursement	819,331	169,079	1,400,345	640,149	149,483
Less expenses reimbursed by the investment advisor
(See Note 2)	(63,000)	(28,000)	—	(34,000)	—

Net expenses	756,331	141,079	1,400,345	606,149	149,483

Net investment income	10,174,671	1,261,840	39,066,154	16,003,974	1,798,115

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain on total investments	40,031,441	578,174	9,277,877	3,071,023	176
Net change in unrealized appreciation (depreciation)
on total investments	3,319,972	7,187,316	(18,068,909)	7,416,879	—

Net realized and unrealized gain (loss)
on total investments	43,351,413	7,765,490	(8,791,032)	10,487,902	176

Net increase in net assets resulting from operations	$53,526,084	$9,027,330	$30,275,122	$26,491,876	$1,798,291

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206 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Cash Flows

TIAA-CREF Institutional Bond Fund
For the Year Ended September 30, 2004

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	30,275,122
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term securities	(907,686,792)
Proceeds from sales of long-term securities	1,210,739,737
Purchases of short-term investments—net	175,273,623
Decrease in receivables	4,524,048
Increase in payables	145,550
Net realized gain on total investments	(9,277,877)
Unrealized depreciation on total investments	18,068,909

Net cash provided by operating activities	522,062,320

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Fund shares sold	407,281,257
Payments for Fund shares redeemed	(918,660,191)
Cash distributions paid	(16,760,879)
Exchanges among the various TIAA-CREF Mutual Funds—net	(393,679)
Proceeds from the financing of dollar roll transactions—net	4,701,367

Net cash used in financing activities	(523,832,125)

Decrease in cash	(1,769,805)

CASH
Beginning of year	1,775,972

End of year	$6,167

Supplemental disclosure of cash flow information:
Non-cash financing activities not included above:
Reinvestment of distributions	$58,218,624

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 207

Statements of Changes in Net Assets

TIAA-CREF Institutional Mutual Funds

	Growth Equity Fund		Growth & Income Fund		International Equity Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$936,113	$1,475,256	$9,238,213	$6,923,129	$10,105,746	$6,213,753
Net realized gain (loss) on total investments	704,047	(66,126,346)	56,962,478	(22,446,414)	65,784,571	(5,230,009)
Net change in unrealized appreciation
(depreciation) on total investments	6,041,047	133,439,752	(3,209,144)	102,390,340	13,406,923	71,808,986

Net increase from operations	7,681,207	68,788,662	62,991,547	86,867,055	89,297,240	72,792,730

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	—	—	(258,069)	(16,030)	(37,317)	(45)
Institutional Class	(956,725)	(2,478,533)	(8,775,114)	(6,772,254)	(7,294,418)	(3,988,549)

Total distributions	(956,725)	(2,478,533)	(9,033,183)	(6,788,284)	(7,331,735)	(3,988,594)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	—	—	27,030,545	7,765,201	63,780,783	9,161,248
Institutional Class	(8,581,825)	(459,497,023)	66,957,645	49,056,738	80,724,349	96,024,741

Total net shareholder transactions	(8,581,825)	(459,497,023)	93,988,190	56,821,939	144,505,132	105,185,989

Total increase (decrease) in net assets	(1,857,343)	(393,186,894)	147,946,554	136,900,710	226,470,637	173,990,125

NET ASSETS
Beginning of year	94,433,118	487,620,012	513,430,150	376,529,440	379,889,132	205,899,007

End of year	$92,575,775	$94,433,118	$661,376,704	$513,430,150	$606,359,769	$379,889,132

Accumulated undistributed net investment income	$666,884	$687,568	$330,100	$279,775	$8,897,462	$6,221,312

208 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 209

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$3,353,994	$1,196,820	$10,955	$2,793	$1,390,310	$307,525
Net realized gain on total investments	21,028,960	3,745,930	5,508,129	1,911,610	7,259,993	1,407,116
Net change in unrealized appreciation
on total investments	3,610,107	10,311,362	136,264	5,444,532	3,768,101	2,998,384

Net increase from operations	27,993,061	15,254,112	5,655,348	7,358,935	12,418,404	4,713,025

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(112,625)	(580)	—	(18)	(144,631)	(608)
Institutional Class	(225,234)	(9,574)	(4,596)	(26)	(49,959)	(2,883)
Retail Class	(1,363,084)	(118,451)	(2,167)	(1,570)	(238,395)	(66,665)
From realized gains:
Retirement Class	(993,550)	—	(1,648,692)	(2)	(1,065,435)	—
Institutional Class	(854,856)	—	(84,429)	(3)	(168,323)	—
Retail Class	(4,261,173)	—	(1,246,794)	(180)	(589,346)	—

Total distributions	(7,810,522)	(128,605)	(2,986,678)	(1,799)	(2,256,089)	(70,156)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	55,984,806	9,337,846	48,185,844	23,648,632	70,476,629	14,549,465
Institutional Class	13,588,096	13,322,780	1,611,420	1,391,967	3,060,579	3,323,806
Retail Class	37,900,018	54,009,734	24,916,195	7,803,023	28,162,912	(2,395,256)

Total net shareholder transactions	107,472,920	76,670,360	74,713,459	32,843,622	101,700,120	15,478,015

Total increase in net assets	127,655,459	91,795,867	77,382,129	40,200,758	111,862,435	20,120,884

NET ASSETS
Beginning of year	110,113,724	18,317,857	49,410,250	9,209,492	29,153,688	9,032,804

End of year	$237,769,183	$110,113,724	$126,792,379	$49,410,250	$141,016,123	$29,153,688

Accumulated undistributed net investment income	$2,691,425	$1,084,778	$3,992	$2,882	$1,159,845	$246,104

210 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 211

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Equity Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$1,393,553	$444,984	$370,142	$684,242	$2,726,110	$2,207,727
Net realized gain on total investments	11,660,753	5,328,696	861,044	5,343,520	4,372,761	2,118,812
Net change in unrealized appreciation
on total investments	4,828,393	7,883,583	1,110,396	9,810,510	11,973,335	16,535,024
Net increase from payment by investment
advisor for investment transaction loss (Note 9)	93,506	—	—	—	—	—

Net increase from operations	17,976,205	13,657,263	2,341,582	15,838,272	19,072,206	20,861,563

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(159,787)	(370)	(1,049)	(276)	(2,995)	(710)
Institutional Class	(166,706)	(4,819)	(609,111)	(253,564)	(2,382,121)	(482,837)
Retail Class	(363,682)	(89,453)	—	—	—	—
From realized gains:
Retirement Class	(3,629,107)	—	(32,333)	—	(4,781)	(2)
Institutional Class	(2,041,489)	—	(5,425,768)	—	(2,588,434)	(1,331)
Retail Class	(2,565,183)	—	—	—	—	—

Total distributions	(8,925,954)	(94,642)	(6,068,261)	(253,840)	(4,978,331)	(484,880)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	84,839,286	27,451,800	18,396,712	83,863	14,048	47,257
Institutional Class	23,724,659	16,014,579	4,688,958	(41,212,260)	39,017,812	13,321,167
Retail Class	30,320,089	311,763	—	—	—	—

Total net shareholder transactions	138,884,034	43,778,142	23,085,670	(41,128,397)	39,031,860	13,368,424

Total increase (decrease) in net assets	147,934,285	57,340,763	19,358,991	(25,543,965)	53,125,735	33,745,107

NET ASSETS
Beginning of year	75,877,293	18,536,530	34,846,750	60,390,715	89,325,994	55,580,887

End of year	$223,811,578	$75,877,293	$54,205,741	$34,846,750	$142,451,729	$89,325,994

Accumulated undistributed net investment income	$1,088,850	$373,421	$267,820	$508,161	$2,095,726	$1,804,240

212 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 213

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Equity Index Fund		S&P 500 Index Fund		Mid-Cap Growth Index Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$13,228,323	$18,762,391	$2,353,675	$1,118,087	$109,442	$96,930
Net realized gain (loss) on total investments	47,848,257	(13,824,151)	3,045,484	(707,981)	2,458,150	2,916,008
Net change in unrealized appreciation
on total investments	71,784,505	212,018,240	8,611,187	12,605,399	388,689	5,665,240

Net increase from operations	132,861,085	216,956,480	14,010,346	13,015,505	2,956,281	8,678,178

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	—	—	(100,604)	(480)	(143)	(35)
Institutional Class	(20,504,899)	(6,764,641)	(1,256,098)	(279,028)	(99,800)	(39,612)
From realized gains:
Retirement Class	—	—	—	(1)	(42,139)	(15)
Institutional Class	(4,653,433)	(2,993,955)	—	(240)	(2,903,110)	(3,595)

Total distributions	(25,158,332)	(9,758,596)	(1,356,702)	(279,749)	(3,045,192)	(43,257)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	—	—	39,891,912	12,239,557	43,082	167,992
Institutional Class (See Note 8)	(696,727,034)	728,762,523	79,559,508	23,494,120	2,528,612	(9,495,290)

Total net shareholder transactions	(696,727,034)	728,762,523	119,451,420	35,733,677	2,571,694	(9,327,298)

Total increase (decrease) in net assets	(589,024,281)	935,960,407	132,105,064	48,469,433	2,482,783	(692,377)

NET ASSETS
Beginning of year	1,355,731,164	419,770,757	90,429,669	41,960,236	21,753,537	22,445,914

End of year	$766,706,883	$1,355,731,164	$222,534,733	$90,429,669	$24,236,320	$21,753,537

Accumulated undistributed net investment income	$7,991,260	$15,685,101	$1,883,563	$895,708	$83,228	$74,605

214 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 215

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Index Fund		Mid-Cap Blend Index Fund		Small-Cap Growth Index Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$751,175	$614,548	$704,180	$508,730	$272,930	$352,203
Net realized gain on total investments	2,432,989	730,160	2,648,160	1,056,067	8,078,326	3,038,298
Net change in unrealized appreciation (depreciation) on
total investments	4,380,991	5,143,457	4,934,103	7,990,295	(1,111,580)	15,487,599

Net increase from operations	7,565,155	6,488,165	8,286,443	9,555,092	7,239,676	18,878,100

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(2,372)	(687)	(2,344)	(433)	(448)	(160)
Institutional Class	(628,185)	(186,165)	(544,388)	(144,983)	(373,698)	(135,904)
From realized gains:
Retirement Class	(3,611)	(5)	(11,151)	(5)	(10,724)	(2)
Institutional Class	(757,923)	(1,299)	(1,149,022)	(842)	(3,412,075)	(1,395)

Total distributions	(1,392,091)	(188,156)	(1,706,905)	(146,263)	(3,796,945)	(137,461)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	(137,599)	189,522	254,243	125,740	76,036	41,509
Institutional Class	1,069,397	1,283,914	3,713,948	4,845,295	1,559,571	(3,800,064)

Total net shareholder transactions	931,798	1,473,436	3,968,191	4,971,035	1,635,607	(3,758,555)

Total increase in net assets	7,104,862	7,773,445	10,547,729	14,379,864	5,078,338	14,982,084

NET ASSETS
Beginning of year	30,105,444	22,331,999	39,722,592	25,342,728	60,647,057	45,664,973

End of year	$37,210,306	$30,105,444	$50,270,321	$39,722,592	$65,725,395	$60,647,057

Accumulated undistributed net investment income	$533,688	$453,567	$514,724	$388,569	$123,903	$259,426

216 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 217

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Value Index Fund		Small-Cap Blend Index Fund		International Equity Index Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$1,038,432	$921,457	$1,318,741	$946,919	$1,743,328	$1,382,117
Net realized gain on total investments	7,952,456	3,686,136	9,123,876	3,499,552	1,085,580	281,334
Net change in unrealized appreciation on
total investments	4,330,594	8,690,815	9,099,898	22,051,121	11,335,073	11,311,032

Net increase from operations	13,321,482	13,298,408	19,542,515	26,497,592	14,163,981	12,974,483

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(1,926)	(610)	(1,604)	(388)	(2,652)	(359)
Institutional Class	(973,736)	(321,571)	(1,178,765)	(212,874)	(1,726,374)	(234,476)
From realized gains:
Retirement Class	(10,347)	(8)	(11,154)	(2)	(534)	—
Institutional Class	(3,960,170)	(3,246)	(4,026,603)	(1,287)	(295,024)	—

Total distributions	(4,946,179)	(325,435)	(5,218,126)	(214,551)	(2,024,584)	(234,835)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	77,634	12,930	144,550	29,304	644,208	409
Institutional Class	3,061,970	(1,818,367)	11,565,509	38,156,784	(1,104,828)	5,902,602

Total net shareholder transactions	3,139,604	(1,805,437)	11,710,059	38,186,088	(460,620)	5,903,011

Total increase in net assets	11,514,907	11,167,536	26,034,448	64,469,129	11,678,777	18,642,659

NET ASSETS
Beginning of year	52,079,845	40,912,309	103,558,888	39,089,759	64,678,171	46,035,512

End of year	$63,594,752	$52,079,845	$129,593,336	$103,558,888	$76,356,948	$64,678,171

Accumulated undistributed net investment income	$635,160	$675,099	$808,387	$789,304	$1,302,064	$1,285,302

218 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 219

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Real Estate Securities Fund		Social Choice Equity Fund		Bond Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$10,174,671	$3,989,978	$1,261,840	$822,800	$39,066,154	$52,522,861
Net realized gain on total investments	40,031,441	14,120,615	578,174	2,166,598	9,277,877	38,935,725
Net change in unrealized appreciation (depreciation) on
total investments	3,319,972	9,483,663	7,187,316	8,492,782	(18,068,909)	(16,837,714)

Net increase from operations	53,526,084	27,594,256	9,027,330	11,482,180	30,275,122	74,620,872

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(1,478,013)	(124,419)	(51,990)	(395)	—	—
Institutional Class	(4,852,256)	(2,010,369)	(870,731)	(554,070)	(39,068,526)	(52,553,665)
Retail Class	(2,601,245)	(1,314,632)	—	—	—	—
From realized gains:
Retirement Class	(3,007,192)	(142)	—	—	—	—
Institutional Class	(12,623,118)	(7,245)	—	—	(35,910,977)	(9,595,828)
Retail Class	(6,341,083)	(32,562)	—	—	—	—

Total distributions	(30,902,907)	(3,489,369)	(922,721)	(554,465)	(74,979,503)	(62,149,493)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	53,597,202	13,024,997	18,569,427	8,723,367	—	—
Institutional Class (See Note 8)	42,865,145	84,299,248	25,247,411	3,894,224	(453,197,472)	246,256,859
Retail Class	48,582,970	25,329,112	—	—	—	—

Total net shareholder transactions	145,045,317	122,653,357	43,816,838	12,617,591	(453,197,472)	246,256,859

Total increase (decrease) in net assets	167,668,494	146,758,244	51,921,447	23,545,306	(497,901,853)	258,728,238

NET ASSETS
Beginning of year	166,198,875	19,440,631	59,725,650	36,180,344	1,429,287,968	1,170,559,730

End of year	$333,867,369	$166,198,875	$111,647,097	$59,725,650	$931,386,115	$1,429,287,968

Accumulated undistributed net investment income	$722,638	$560,523	$950,626	$637,726	$284,906	$133,438

220 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 221

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Inflation-Linked Bond Fund		Money Market Fund

	For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$16,003,974	$5,206,572	$1,798,115	$2,252,761
Net realized gain on total investments	3,071,023	1,102,026	176	227
Net change in unrealized appreciation
on total investments	7,416,879	4,734,905	—	—

Net increase from operations	26,491,876	11,043,503	1,798,291	2,252,988

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	(13,440,343)	(4,102,160)	(1,798,115)	(2,253,057)
Retail Class	(2,575,544)	(1,104,834)	—	—
From realized gains:
Institutional Class	(2,261,064)	—	—	—
Retail Class	(205,964)	—	—	—

Total distributions	(18,482,915)	(5,206,994)	(1,798,115)	(2,253,057)

SHAREHOLDER TRANSACTIONS (Note 5)
Institutional Class	152,023,929	218,367,845	4,527,099	(13,146,153)
Retail Class	74,477,544	(3,147,002)	—	—

Total net shareholder transactions	226,501,473	215,220,843	4,527,099	(13,146,153)

Total increase (decrease) in net assets	234,510,434	221,057,352	4,527,275	(13,146,222)

NET ASSETS
Beginning of year	243,330,429	22,273,077	175,247,462	188,393,684

End of year	$477,840,863	$243,330,429	$179,774,737	$175,247,462

Accumulated undistributed (distributions in excess of)
net investment income	$—	$11,913	$(1)	$(1)

222 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 223

Financial Highlights

TIAA-CREF Institutional Mutual Funds

	Growth Equity Fund

	Institutional Class

	For the Years Ended September 30,

	2004	2003	2002	2001	2000

SELECTED PER SHARE DATA
Net asset value, beginning of year	$ 5.91	$ 4.82	$ 6.40	$ 12.55	$ 10.14

Gain (loss) from investment operations:
Net investment income	0.06 (b)	0.05 (b)	0.04 (b)	0.02	0.03
Net realized and unrealized gain (loss)
on total investments	0.40	1.14	(1.60)	(5.90)	2.40

Total gain (loss) from investment operations	0.46	1.19	(1.56)	(5.88)	2.43

Less distributions from:
Net investment income	(0.06)	(0.10)	(0.02)	(0.02)	(0.02)
Net realized gains	—	—	—	(0.25)	—

Total distributions	(0.06)	(0.10)	(0.02)	(0.27)	(0.02)

Net asset value, end of year	$ 6.31	$ 5.91	$ 4.82	$ 6.40	$12.55

TOTAL RETURN	7.72%	25.10%	(24.44)%	(47.57)%	24.01%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$92,576	$94,433	$487,620	$149,981	$130,529
Ratio of expenses to average net assets
before expense waiver and reimbursement	0.15%	0.18%	0.32%	0.41%	0.56%
Ratio of expenses to average net assets
after expense waiver and reimbursement	0.15%	0.14%	0.22%	0.22%	0.22%
Ratio of net investment income to average net assets	0.93%	0.86%	0.66%	0.38%	0.30%
Portfolio turnover rate	75.98%	105.28%	61.08%	34.44%	56.67%

(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Growth & Income Fund

	Retirement Class		Institutional Class

	For the Years Ended September 30,		For the Year Ended September 30,

	2004	2003	2004	2003	2002	2001	2000

SELECTED PER SHARE DATA
Net asset value, beginning of year	$ 7.39	$ 6.14	$ 7.36	$ 6.14	$ 7.91	$11.24	$ 9.76

Gain (loss) from investment operations:
Net investment income	0.10 (b)	0.07 (b)	0.12 (b)	0.10 (b)	0.09 (b)	0.09	0.10
Net realized and unrealized gain (loss) on total investments	0.75	1.22	0.76	1.22	(1.78)	(3.15)	1.49

Total gain (loss) from investment operations	0.85	1.29	0.88	1.32	(1.69)	(3.06)	1.59

Less distributions from:
Net investment income	(0.08)	(0.04)	(0.12)	(0.10)	(0.08)	(0.09)	(0.10)
Net realized gains	—	—	—	—	—	(0.18)	(0.01)

Total distributions	(0.08)	(0.04)	(0.12)	(0.10)	(0.08)	(0.27)	(0.11)

Net asset value, end of year	$ 8.16	$ 7.39	$ 8.12	$ 7.36	$ 6.14	$ 7.91	$ 11.24

TOTAL RETURN	11.47%	21.14%	11.89%	21.62%	(21.51)%	(27.66)%	16.18%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$35,874	$8,027	$625,503	$505,404	$376,529	$169,880	$65,334
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.53%	0.48%	0.14%	0.15%	0.29%	0.44%	0.78%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.44%	0.47%	0.14%	0.14%	0.22%	0.22%	0.22%
Ratio of net investment income to average net assets	1.17%	1.02%	1.46%	1.48%	1.18%	1.10%	1.02%
Portfolio turnover rate	77.20%	149.57%	77.20%	149.57%	127.75%	49.56%	37.95%

(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	International Equity Fund

	Retirement Class		Institutional Class

	For the Years Ended September 30,		For the Years Ended September 30,

	2004	2003	2004	2003	2002	2001	2000

SELECTED PER SHARE DATA
Net asset value, beginning of year	$ 8.65	$ 6.86	$ 8.56	$ 6.86	$ 8.08	$12.55	$10.66

Gain (loss) from investment operations:
Net investment income	0.17 (b)	0.13 (b)	0.20 (b)	0.17 (b)	0.15 (b)	0.10	0.07
Net realized and unrealized gain (loss) on total investments	1.69	1.66	1.69	1.65	(1.29)	(4.06)	1.94

Total gain (loss) from investment operations	1.86	1.79	1.89	1.82	(1.14)	(3.96)	2.01

Less distributions from:
Net investment income	(0.02)	—	(0.16)	(0.12)	(0.08)	(0.04)	(0.05)
Net realized gains	—	—	—	—	—	(0.47)	(0.07)

Total distributions	(0.02)	—	(0.16)	(0.12)	(0.08)	(0.51)	(0.12)

Net asset value, end of year	$ 10.49	$ 8.65	$10.29	$ 8.56	$ 6.86	$ 8.08	$12.55

TOTAL RETURN	21.45%	26.15%	22.17%	26.90%	(14.28)%	(32.63)%	18.58%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$77,400	$9,863	$528,959	$370,026	$205,899	$120,436	$83,841
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.58%	0.61%	0.20%	0.27%	0.44%	0.52%	0.70%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.55%	0.54%	0.20%	0.20%	0.29%	0.29%	0.29%
Ratio of net investment income to average net assets	1.63%	1.61%	1.98%	2.20%	1.80%	1.51%	0.94%
Portfolio turnover rate	151.13%	156.48%	151.13%	156.48%	77.63%	77.83%	105.37%

(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Fund

	Retirement Class			Institutional Class			Retail Class

	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 11.55	$ 9.16	$10.00	$11.59	$ 9.16	$10.00	$11.52	$ 9.16	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.24	0.21	0.01	0.28	0.25	0.01	0.24	0.22	0.01
Net realized and unrealized gain (loss)
on total investments	2.23	2.24	(0.85)	2.22	2.22	(0.85)	2.21	2.20	(0.85)

Total gain (loss) from investment operations	2.47	2.45	(0.84)	2.50	2.47	(0.84)	2.45	2.42	(0.84)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.14)	(0.04)	—	(0.17)	(0.06)	—
Net realized gains	(0.55)	—	—	(0.55)	—	—	(0.55)	—	—

Total distributions	(0.61)	(0.06)	—	(0.69)	(0.04)	—	(0.72)	(0.06)	—

Net asset value, end of period	$13.41	$11.55	$ 9.16	$13.40	$11.59	$ 9.16	$13.25	$11.52	$ 9.16

TOTAL RETURN	21.59%	26.94%	(8.40)%	21.96%	26.98%	(8.40)%	21.67%	26.47%	(8.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$69,314	$9,943	$92	$31,289	$14,822	$92	$137,166	$85,349	$18,135
Ratio of expenses to average net assets
before expense reimbursement	0.51%	0.54%	0.03%	0.17%	0.21%	0.01%	0.49%	0.51%	0.03%
Ratio of expenses to average net assets
after expense reimbursement	0.48%	0.47%	0.03%	0.14%	0.14%	0.01%	0.44%	0.44%	0.03%
Ratio of net investment income to
average net assets	1.87%	1.89%	0.09%	2.20%	2.31%	0.11%	1.89%	1.99%	0.09%
Portfolio turnover rate	153.96%	184.99%	25.09%	153.96%	184.99%	25.09%	153.96%	184.99%	25.09%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Fund

	Retirement Class			Institutional Class			Retail Class

	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.97	$ 9.21	$10.00	$13.02	$ 9.21	$10.00	$12.98	$ 9.21	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (b)	(0.00)(c)	(0.00)(c)	0.00 (c)	0.05	0.04	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net realized and unrealized gain (loss)
on total investments	1.76	3.76	(0.79)	1.76	3.77	(0.79)	1.75	3.77	(0.79)

Total gain (loss) from investment operations	1.76	3.76	(0.79)	1.81	3.81	(0.79)	1.75	3.77	(0.79)

Less distributions from:
Net investment income	—	0.00 (c)	—	(0.03)	—	—	(0.00)(c)	(0.00)(c)	—
Net realized gains	(0.50)	0.00 (c)	—	(0.50)	(0.00)(c)	—	(0.50)	(0.00)(c)	—

Total distributions	(0.50)	(0.00)(c)	—	(0.53)	(0.00)(c)	—	(0.50)	(0.00)(c)	—

Net asset value, end of period	$14.23	$12.97	$ 9.21	$14.30	$13.02	$ 9.21	$14.23	$12.98	$ 9.21

TOTAL RETURN	13.48%	40.85%	(7.90)%	13.88%	41.37%	(7.90)%	13.48%	40.96%	(7.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$74,600	$25,519	$92	$3,684	$1,887	$92	$48,508	$22,004	$9,025
Ratio of to average net assets before expense reimbursement	0.54%	0.73%	0.03%	0.17%	0.39%	0.01%	0.51%	0.69%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.48%	0.47%	0.03%	0.14%	0.14%	0.01%	0.44%	0.44%	0.03%
Ratio of net investment income (loss) to average net assets	(0.01)%	(0.02)%	0.02%	0.32%	0.31%	0.04%	0.02%	0.01%	0.02%
Portfolio turnover rate	147.58%	162.02%	18.61%	147.58%	162.02%	18.61%	147.58%	162.02%	18.61%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.
(c) Amount represents less than $0.01 per share.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Fund

	Retirement Class			Institutional Class			Retail Class

	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.95	$ 9.03	$10.00	$12.02	$ 9.03	$10.00	$$11.97	$ 9.03	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.21	0.18	0.01	0.26	0.22	0.01	0.22	0.19	0.01
Net realized and unrealized gain (loss)
on total investments	2.73	2.80	(0.98)	2.74	2.81	(0.98)	2.71	2.80	(0.98)

Total gain (loss) from investment operations	2.94	2.98	(0.97)	3.00	3.03	(0.97)	2.93	2.99	(0.97)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.13)	(0.04)	—	(0.18)	(0.05)	—
Net realized gains	(0.45)	—	—	(0.45)	—	—	(0.45)	—	—

Total distributions	(0.51)	(0.06)	—	(0.58)	(0.04)	—	(0.63)	(0.05)	—

Net asset value, end of period	$14.38	$11.95	$ 9.03	$14.44	$12.02	$9.03	$$14.27	$11.97	$ 9.03

TOTAL RETURN	24.82%	33.27%	(9.70)%	25.36%	33.63%	(9.70)%	24.89%	33.29%	(9.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$92,268	$15,669	$90	$8,042	$4,009	$90	$40,706	$9,476	$8,852
Ratio of expenses to average net assets before expense reimbursement	0.52%	0.65%	0.03%	0.17%	0.32%	0.01%	0.51%	0.62%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.48%	0.47%	0.03%	0.14%	0.14%	0.01%	0.44%	0.44%	0.03%
Ratio of net investment income to average net assets	1.54%	1.52%	0.12%	1.88%	2.05%	0.14%	1.58%	1.83%	0.11%
Portfolio turnover rate	172.61%	214.97%	15.01%	172.61%	214.97%	15.01%	172.61%	214.97%	15.01%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Equity Fund

	Retirement Class			Institutional Class			Retail Class

	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.62	$ 9.27	$10.00	$12.68	$ 9.27	$10.00	$12.64	$ 9.27	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.09	0.11	0.01	0.14	0.14	0.02	0.12	0.12	0.02
Net realized and unrealized gain (loss)
on total investments	2.46	3.28	(0.74)	2.48	3.29	(0.75)	2.45	3.29	(0.75)

Total gain (loss) from investment operations	2.55	3.39	(0.73)	2.62	3.43	(0.73)	2.57	3.41	(0.73)

Less distributions from:
Net investment income	(0.04)	(0.04)	—	(0.08)	(0.02)	—	(0.13)	(0.04)	—
Net realized gains	(0.93)	—	—	(0.93)	—	—	(0.93)	—	—

Total distributions	(0.97)	(0.04)	—	(1.01)	(0.02)	—	(1.06)	(0.04)	—

Net asset value, end of period	$14.20 (c)	$12.62	$ 9.27	$14.29 (c)	$12.68	$9.27	$14.15 (c)	$12.64	$9.27

TOTAL RETURN	20.53%(c)	36.65%	(7.30)%	20.98%(c)	37.12%	(7.30)%	20.70%(c)	36.90%	(7.30)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$116,445	$29,036	$93	$45,429	$18,702	$93	$61,937	$28,139	$18,351
Ratio of expenses to average net assets before expense reimbursement	0.54%	0.95%	0.03%	0.20%	0.62%	0.01%	0.38%	0.78%	0.02%
Ratio of expenses to average net assets after expense reimbursement	0.48%	0.47%	0.03%	0.14%	0.14%	0.01%	0.30%	0.30%	0.02%
Ratio of net investment income to average net assets	0.68%	0.89%	0.15%	1.03%	1.25%	0.17%	0.87%	1.10%	0.16%
Portfolio turnover rate	294.55%	328.39%	14.52%	294.55%	328.39%	14.52%	294.55%	328.39%	14.52%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.
(c) During the year ended September 30, 2004, the Small-Cap Equity Fund was reimbursed by the Adviser for an investment loss resulting from an overstatement of cash available for investment. Had the Fund not been reimbursed, the net asset value and total return for the Retirement Class would have been $14.19 and 20.44%, respectively, and the net asset value and total return for the Institutional Class would have been $14.28 and
20.86%, respectively. There was no change to the net asset value or total return for the Retail Class (See Note 9).

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Growth Index Fund

	Retirement Class			Institutional Class

	For the Year Ended September 30,	Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.60	$ 9.29	$10.00	$11.63	$ 9.29	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.05	0.07	0.01	0.11	0.11	0.01
Net realized and unrealized gain (loss)
on total investments	0.82	2.27	(0.72)	0.80	2.27	(0.72)

Total gain (loss) from investment operations	0.87	2.34	(0.71)	0.91	2.38	(0.71)

Less distributions from:
Net investment income	(0.06)	(0.03)	—	(0.21)	(0.04)	—
Net realized gains	(1.85)	—	—	(1.85)	—	—

Total distributions	(1.91)	(0.03)	—	(2.06)	(0.04)	—

Net asset value, end of period	$10.56	$11.60	$ 9.29	$10.48	$11.63	$ 9.29

TOTAL RETURN	7.03%	25.21%	(7.10)%	7.35%	25.68%	(7.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$18,405	$200	$93	$35,800	$34,647	$60,298
Ratio of expenses to average net assets before expense
reimbursement	0.52%	0.46%	0.03%	0.11%	0.13%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.42%	0.41%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	0.46%	0.68%	0.10%	0.97%	1.02%	0.12%
Portfolio turnover rate	18.93%	18.57%	0.00%	18.93%	18.57%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Index Fund

	Retirement Class			Institutional Class

	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.38	$ 9.26	$10.00	$11.41	$ 9.26	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.25	0.23	0.01	0.29	0.26	0.01
Net realized and unrealized gain (loss)
on total investments	1.98	1.96	(0.75)	1.99	1.97	(0.75)

Total gain (loss) from investment operations	2.23	2.19	(0.74)	2.28	2.23	(0.74)

Less distributions from:
Net investment income	(0.21)	(0.07)	—	(0.31)	(0.08)	—
Net realized gains	(0.33)	—	—	(0.33)	—	—

Total distributions	(0.54)	(0.07)	—	(0.64)	(0.08)	—

Net asset value, end of period	$13.07	$11.38	$ 9.26	$13.05	$11.41	$ 9.26

TOTAL RETURN	19.82%	23.77%	(7.40)%	20.25%	24.20%	(7.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$200	$161	$93	$142,252	$89,164	$55,488
Ratio of expenses to average net assets before expense
reimbursement	0.97%	0.48%	0.03%	0.10%	0.16%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.40%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	1.99%	2.17%	0.12%	2.34%	2.49%	0.15%
Portfolio turnover rate	44.28%	62.88%	0.00%	44.28%	62.88%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Equity Index Fund

	Institutional Class

	For the Years Ended September 30,

	2004	2003	2002	2001	2000

SELECTED PER SHARE DATA
Net asset value, beginning of year	$ 8.07	$ 6.48	$ 8.06	$11.37	$ 9.76

Gain (loss) from investment operations:
Net investment income	0.15 (b)	0.13 (b)	0.11 (b)	0.09	0.10
Net realized and unrealized gain (loss)
on total investments	0.99	1.53	(1.63)	(3.20)	1.61

Total gain (loss) from investment operations	1.14	1.66	(1.52)	(3.11)	1.71

Less distributions from:
Net investment income	(0.29)	(0.05)	(0.06)	(0.10)	(0.07)
Net realized gains	(0.07)	(0.02)	—	(0.10)	(0.03)

Total distributions	(0.36)	(0.07)	(0.06)	(0.20)	(0.10)

Net asset value, end of year	$ 8.85	$ 8.07	$ 6.48	$ 8.06	$11.37

TOTAL RETURN	14.17%	25.79%	(19.04)%	(27.71)%	17.49%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$766,707	$1,355,731	$419,771	$101,247	$51,669
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.08%	0.09%	0.27%	0.51%	0.71%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.08%	0.08%	0.17%	0.17%	0.17%
Ratio of net investment income to average net assets	1.67%	1.71%	1.41%	1.19%	1.04%
Portfolio turnover rate	26.22%	4.65%	13.77%	7.19%	11.58%

(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	S&P 500 Index Fund

	Retirement Class			Institutional Class

	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.48	$ 9.32	$10.00	$11.52	$ 9.32	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.17	0.14	0.01	0.21	0.18	0.01
Net realized and unrealized gain (loss)
on total investments	1.36	2.07	(0.69)	1.36	2.07	(0.69)

Total gain (loss) from investment operations	1.53	2.21	(0.68)	1.57	2.25	(0.68)

Less distributions from:
Net investment income	(0.06)	(0.05)	—	(0.17)	(0.05)	—

Total distributions	(0.06)	(0.05)	—	(0.17)	(0.05)	—

Net asset value, end of period	$12.95	$11.48	$ 9.32	$12.92	$11.52	$ 9.32

TOTAL RETURN	13.29%	23.77%	(6.80)%	13.63%	24.23%	(6.80)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$54,914	$12,860	$93	$167,621	$77,569	$41,867
Ratio of expenses to average net assets before expense
reimbursement	0.48%	0.51%	0.03%	0.11%	0.17%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.43%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	1.31%	1.27%	0.11%	1.68%	1.68%	0.13%
Portfolio turnover rate	20.76%	19.84%	0.00%	20.76%	19.84%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

244 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 245

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Index Fund

	Retirement Class			Institutional Class

	For the Year Ended September 30,	Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.91	$ 9.35	$10.00	$12.94	$ 9.35	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.01	0.01	0.01	0.06	0.04	0.01
Net realized and unrealized gain (loss)
on total investments	1.68	3.55	(0.66)	1.67	3.57	(0.66)

Total gain (loss) from investment operations	1.69	3.56	(0.65)	1.73	3.61	(0.65)

Less distributions from:
Net investment income	(0.01)	(0.00)(c)	—	(0.06)	(0.02)	—
Net realized gains	(1.76)	(0.00)(c)	—	(1.76)	(0.00)(c)	—

Total distributions	(1.77)	(0.00)(c)	—	(1.82)	(0.02)	—

Net asset value, end of period	$12.83	$12.91	$ 9.35	$12.85	$12.94	$ 9.35

TOTAL RETURN	13.15%	38.14%	(6.50)%	13.50%	38.64%	(6.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$344	$303	$94	$23,893	$21,450	$22,352
Ratio of expenses to average net assets before expense reimbursement	0.73%	0.48%	0.03%	0.11%	0.15%	0.01%
Ratio of expenses to average net assets after expense reimbursement	0.44%	0.41%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	0.10%	0.06%	0.05%	0.46%	0.38%	0.07%
Portfolio turnover rate	32.02%	34.98%	0.00%	32.02%	34.98%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.
(c) Amount represents less than $0.01 per share.

246 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 247

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Index Fund

	Retirement Class			Institutional Class

	For the Year Ended September 30,	Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.80	$ 9.30	$10.00	$11.83	$ 9.30	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.24	0.21	0.01	0.29	0.25	0.01
Net realized and unrealized gain (loss)
on total investments	2.65	2.36	(0.71)	2.66	2.36	(0.71)

Total gain (loss) from investment operations	2.89	2.57	(0.70)	2.95	2.61	(0.70)

Less distributions from:
Net investment income	(0.20)	(0.07)	—	(0.26)	(0.08)	—
Net realized gains	(0.29)	—	—	(0.29)	—	—

Total distributions	(0.49)	(0.07)	—	(0.55)	(0.08)	—

Net asset value, end of period	$14.20	$11.80	$ 9.30	$14.23	$11.83	$ 9.30

TOTAL RETURN	24.92%	27.78%	(7.00)%	25.36%	28.21%	(7.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$200	$308	$93	$37,010	$29,797	$22,239

Ratio of expenses to average net assets before expense reimbursement	1.00%	0.48%	0.03%	0.09%	0.16%	0.01%

Ratio of expenses to average net assets after expense reimbursement	0.44%	0.40%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	1.81%	2.04%	0.12%	2.16%	2.38%	0.14%
Portfolio turnover rate	22.58%	23.58%	0.00%	22.58%	23.58%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

248 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 249

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Blend Index Fund

	Retirement Class			Institutional Class

	For the Year Ended September 30,	Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.33	$ 9.38	$10.00	$12.36	$ 9.39	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.16	0.13	0.01	0.20	0.16	0.01
Net realized and unrealized gain (loss)
on total investments	2.28	2.86	(0.63)	2.29	2.86	(0.62)

Total gain (loss) from investment operations	2.44	2.99	(0.62)	2.49	3.02	(0.61)

Less distributions from:
Net investment income	(0.08)	(0.04)	—	(0.17)	(0.05)	—
Net realized gains	(0.34)	—	—	(0.34)	—	—

Total distributions	(0.42)	(0.04)	—	(0.51)	(0.05)	—

Net asset value, end of period	$14.35	$12.33	$ 9.38	$14.34	$12.36	$9.39

TOTAL RETURN	19.94%	32.02%	(6.20)%	20.39%	32.31%	(6.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$563	$254	$94	$49,707	$39,469	$25,249

Ratio of expenses to average net assets before expense reimbursement	0.66%	0.53%	0.03%	0.10%	0.20%	0.01%

Ratio of expenses to average net assets after expense reimbursement	0.44%	0.41%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	1.13%	1.19%	0.09%	1.47%	1.52%	0.11%
Portfolio turnover rate	18.70%	34.88%	0.00%	18.70%	34.88%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Growth Index Fund

	Retirement Class			Institutional Class

	For the Year Ended September 30,	Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$13.13	$ 9.32	$10.00	$13.16	$ 9.32	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.01	0.04	0.01	0.06	0.07	0.01
Net realized and unrealized gain (loss)
on total investments	2.17	3.79	(0.69)	1.51	3.80	(0.69)

Total gain (loss) from investment operations	2.18	3.83	(0.68)	1.57	3.87	(0.68)

Less distributions from:
Net investment income	(0.03)	(0.02)	—	(0.08)	(0.03)	—
Net realized gains	(0.74)	—	—	(0.74)	—	—

Total distributions	(0.77)	(0.02)	—	(0.82)	(0.03)	—

Net asset value, end of period	$14.54	$13.13	$ 9.32	$13.91	$13.16	$ 9.32

TOTAL RETURN	16.86%	41.11%	(6.80)%	11.84%	41.59%	(6.80)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$279	$177	$93	$65,446	$60,470	$45,572
Ratio of expenses to average net assets before expense
reimbursement	0.67%	0.48%	0.03%	0.10%	0.16%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.40%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	0.04%	0.32%	0.09%	0.41%	0.66%	0.11%
Portfolio turnover rate	45.35%	51.67%	0.04%	45.35%	51.67%	0.04%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Value Index Fund

	Retirement Class			Institutional Class

	For the Year Ended September 30,	For the Ended Year September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.11	$ 9.30	$10.00	$12.14	$ 9.30	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.18	0.17	0.02	0.23	0.20	0.02
Net realized and unrealized gain (loss)
on total investments	2.80	2.70	(0.72)	2.81	2.71	(0.72)

Total gain (loss) from investment operations	2.98	2.87	(0.70)	3.04	2.91	(0.70)

Less distributions from:
Net investment income	(0.17)	(0.06)	—	(0.23)	(0.07)	—
Net realized gains	(0.92)	—	—	(0.92)	—	—

Total distributions	(1.09)	(0.06)	—	(1.15)	(0.07)	—

Net asset value, end of period	$14.00	$12.11	$ 9.30	$14.03	$12.14	$ 9.30

TOTAL RETURN	25.18%	31.04%	(7.00)%	25.63%	31.49%	(7.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$237	$135	$93	$63,358	$51,945	$40,819
Ratio of expenses to average net assets before expense
reimbursement	0.91%	0.50%	0.03%	0.10%	0.18%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.40%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	1.32%	1.63%	0.20%	1.71%	1.96%	0.22%
Portfolio turnover rate	42.29%	56.43%	0.00%	42.29%	56.43%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Blend Index Fund

	Retirement Class			Institutional Class

	For the Year Ended September 30,	Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.59	$ 9.31	$10.00	$12.62	$ 9.31	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.10	0.11	0.01	0.15	0.14	0.02
Net realized and unrealized gain (loss)
on total investments	2.19	3.21	(0.70)	2.19	3.22	(0.71)

Total gain (loss) from investment operations	2.29	3.32	(0.69)	2.34	3.36	(0.69)

Less distributions from:
Net investment income	(0.07)	(0.04)	—	(0.14)	(0.05)	—
Net realized gains	(0.49)	—	—	(0.49)	—	—

Total distributions	(0.56)	(0.04)	—	(0.63)	(0.05)	—

Net asset value, end of period	$14.32	$12.59	$ 9.31	$14.33	$12.62	$ 9.31

TOTAL RETURN	18.26%	35.76%	(6.90)%	18.66%	36.21%	(6.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$330	$157	$93	$129,263	$103,402	$38,997
Ratio of expenses to average net assets before expense
reimbursement	0.77%	0.52%	0.03%	0.10%	0.19%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.40%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	0.71%	0.98%	0.15%	1.08%	1.31%	0.17%
Portfolio turnover rate	23.60%	52.39%	0.01%	23.60%	52.39%	0.01%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	International Equity Index Fund

	Retirement Class			Institutional Class

	For the Year Ended September 30,	Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,

	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.51	$ 9.21	$10.00	$11.54	$ 9.21	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.27	0.20	0.02	0.31	0.25	0.02
Net realized and unrealized gain (loss)
on total investments	2.20	2.14	(0.81)	2.21	2.12	(0.81)

Total gain (loss) from investment operations	2.47	2.34	(0.79)	2.52	2.37	(0.79)

Less distributions from:
Net investment income	(0.26)	(0.04)	—	(0.31)	(0.04)	—
Net realized gains	(0.05)	—	—	(0.05)	—	—

Total distributions	(0.31)	(0.04)	—	(0.36)	(0.04)	—

Net asset value, end of period	$13.67	$11.51	$ 9.21	$13.70	$11.54	$ 9.21

TOTAL RETURN	21.68%	25.44%	(7.90)%	22.06%	25.87%	(7.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$789	$116	$92	$75,568	$64,563	$45,943
Ratio of expenses to average net assets before expense
reimbursement	0.50%	0.65%	0.03%	0.15%	0.33%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.50%	0.47%	0.03%	0.15%	0.15%	0.01%
Ratio of net investment income to average net assets	2.02%	1.94%	0.22%	2.34%	2.51%	0.24%
Portfolio turnover rate	6.60%	9.31%	0.44%	6.60%	9.31%	0.44%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Real Estate Securities Fund

	Retirement Class			Institutional Class			Retail Class

	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.40	$ 9.72	$10.00	$12.32	$ 9.72	$10.00	$12.22	$ 9.72	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.50	0.57	0.05	0.53	0.59	0.05	0.49	0.52	0.05
Net realized and unrealized gain (loss)
on total investments	2.49	2.39	(0.31)	2.48	2.37	(0.31)	2.45	2.39	(0.31)

Total gain (loss) from investment operations	2.99	2.96	(0.26)	3.01	2.96	(0.26)	2.94	2.91	(0.26)

Less distributions from:
Net investment income	(0.43)	(0.27)	(0.02)	(0.49)	(0.35)	(0.02)	(0.45)	(0.40)	(0.02)
Net realized gains	(1.34)	(0.01)	—	(1.34)	(0.01)	—	(1.34)	(0.01)	—

Total distributions	(1.77)	(0.28)	(0.02)	(1.83)	(0.36)	(0.02)	(1.79)	(0.41)	(0.02)

Net asset value, end of period	$13.62	$12.40	$ 9.72	$13.50	$12.32	$ 9.72	$13.37	$12.22	$ 9.72

TOTAL RETURN	25.81%	30.92%	(2.58)%	26.30%	30.94%	(2.56)%	25.84%	30.66%	(2.59)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$69,980	$14,207	$97	$156,193	$99,389	$97	$107,695	$52,603	$19,246
Ratio of expenses to average net assets before expense reimbursement	0.50%	0.51%	0.03%	0.16%	0.18%	0.01%	0.50%	0.47%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.47%	0.48%	0.03%	0.15%	0.15%	0.01%	0.45%	0.45%	0.03%
Ratio of net investment income to average net assets	3.88%	4.81%	0.51%	4.12%	5.27%	0.53%	3.87%	4.80%	0.50%
Portfolio turnover rate	348.86%	317.14%	15.45%	348.86%	317.14%	15.45%	348.86%	317.14%	15.45%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Social Choice Equity Fund

	Retirement Class		Institutional Class

	For the Years Ended September 30,		For the Years Ended September 30,

	2004	2003	2004	2003	2002	2001	2000

SELECTED PER SHARE DATA
Net asset value, beginning of year	$ 8.01	$ 6.41	$ 7.96	$ 6.41	$ 8.03	$ 11.16	$ 9.86

Gain (loss) from investment operations:
Net investment income	0.10 (b)	0.09 (b)	0.14 (b)	0.12 (b)	0.11 (b)	0.10	0.11
Net realized and unrealized gain (loss) on total investments	1.00	1.54	0.99	1.52	(1.64)	(2.94)	1.25

Total gain (loss) from investment operations	1.10	1.63	1.13	1.64	(1.53)	(2.84)	1.36

Less distributions from:
Net investment income	(0.03)	(0.03)	(0.13)	(0.09)	(0.09)	(0.11)	(0.06)
Net realized gains	—	—	—	—	—	(0.18)	—

Total distributions	(0.03)	(0.03)	(0.13)	(0.09)	(0.09)	(0.29)	(0.06)

Net asset value, end of year	$ 9.08	$ 8.01	$ 8.96	$ 7.96	$ 6.41	$ 8.03	$11.16

TOTAL RETURN	13.78%	25.42%	14.23%	25.89%	(19.34)%	(25.99)%	13.84%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$28,870	$8,936	$82,778	$50,790	$36,180	$26,460	$29,307
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.52%	0.48%	0.10%	0.13%	0.81%	0.97%	0.90%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.44%	0.43%	0.08%	0.08%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.15%	1.16%	1.54%	1.65%	1.34%	1.12%	1.00%
Portfolio turnover rate	6.64%	27.53%	6.64%	27.53%	21.71%	4.96%	16.22%

(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Bond Fund

	Institutional Class

	For the Years Ended September 30,

	2004	2003	2002	2001	2000

SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.81	$10.72	$10.58	$10.04	$ 9.97

Gain (loss) from investment operations:
Net investment income	0.41 (b)	0.44 (b)	0.52 (b)	0.61	0.61
Net realized and unrealized gain (loss)
on total investments	(0.06)	0.17	0.33	0.67	0.07

Total gain from investment operations	0.35	0.61	0.85	1.28	0.68

Less distributions from:
Net investment income	(0.42)	(0.44)	(0.52)	(0.61)	(0.61)
Net realized gains	(0.45)	(0.08)	(0.19)	(0.13)	—

Total distributions	(0.87)	(0.52)	(0.71)	(0.74)	(0.61)

Net asset value, end of year	$10.29	$10.81	$10.72	$10.58	$10.04

TOTAL RETURN	3.46%	5.84%	8.52%	13.21%	7.07%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$931,386	$1,429,288	$1,170,560	$304,541	$151,697
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.14%	0.14%	0.24%	0.30%	0.48%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.14%	0.14%	0.19%	0.19%	0.19%
Ratio of net investment income to average net assets	3.94%	4.08%	5.16%	5.99%	6.59%
Portfolio turnover rate	90.09%	168.77%	181.00%	266.50%	301.93%

(b) Based on average shares outstanding.

264 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 265

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Inflation-Linked Bond Fund

	Institutional Class			Retail Class

	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period September 4, 2002 (commencement of operations) to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.51	$10.12	$10.00	$10.39	$10.12	$10.00

Gain from investment operations:
Net investment income (b)	0.45	0.37	0.02	0.49	0.40	0.02
Net realized and unrealized gain
on total investments	0.30	0.31	0.12	0.24	0.26	0.12

Total gain from investment operations	0.75	0.68	0.14	0.73	0.66	0.14

Less distributions from:
Net investment income	(0.42)	(0.29)	(0.02)	(0.40)	(0.39)	(0.02)
Net realized gains	(0.09)	—	—	(0.09)	—	—

Total distributions	(0.51)	(0.29)	(0.02)	(0.49)	(0.39)	(0.02)

Net asset value, end of period	$10.75	$10.51	$10.12	$10.63	$10.39	$10.12

TOTAL RETURN	7.36%	6.82%	1.37%	7.20%	6.64%	1.36%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$382,305	$223,138	$101	$95,536	$20,193	$22,172

Ratio of expenses to average net assets before expense reimbursement	0.15%	0.15%	0.01%	0.33%	0.31%	0.02%

Ratio of expenses to average net assets after expense reimbursement	0.14%	0.14%	0.01%	0.30%	0.30%	0.02%
Ratio of net investment income to average net assets	4.27%	3.56%	0.23%	4.67%	3.93%	0.22%
Portfolio turnover rate	150.53%	209.51%	0.00%	150.53%	209.51%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Money Market Fund

	Institutional Class

	For the Years Ended September 30,

	2004	2003	2002	2001	2000

SELECTED PER SHARE DATA
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Gain from investment operations:
Net investment income	0.01	0.01	0.02	0.05	0.06

Total gain from investment operations	0.01	0.01	0.02	0.05	0.06

Less distributions from:
Net investment income	(0.01)	(0.01)	(0.02)	(0.05)	(0.06)

Total distributions	(0.01)	(0.01)	(0.02)	(0.05)	(0.06)

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

TOTAL RETURN	1.10%	1.27%	1.89%	5.16%	6.19%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$179,775	$175,247	$188,394	$35,037	$25,293
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.09%	0.10%	0.28%	0.94%	0.91%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.09%	0.09%	0.16%	0.16%	0.16%
Ratio of net investment income to average net assets	1.10%	1.27%	1.71%	4.91%	6.00%

268 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 269

Notes to Financial Statements

TIAA-CREF Institutional Mutual Funds

Note 1. Significant Accounting Policies

TIAA-CREF Institutional Mutual Funds (the “Funds”) is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of twenty-three series (each referred to as a “Fund”). The Growth Equity, Growth & Income, International Equity, Equity Index, Social Choice Equity, Bond and Money Market Funds commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America (“TIAA”). The remaining sixteen Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. In addition, the Growth & Income, International Equity, and Social Choice Equity Funds opened a Retirement Class on October 1, 2002 with a $100,000 seed money investment in each class by TIAA. At September 30, 2004, TIAA had remaining seed money investment in the Funds as follows:

	Value of TIAA’s Seed Money Investment at September30, 2004

	Retirement	Institutional	Retail
	Class	Class	Class	Total

Large-Cap Growth Index Fund	$124,502	$5,393,326	$—	$5,517,828
Large-Cap Value Index Fund	137,324	—	—	137,324
Mid-Cap Growth Index Fund	146,149	22,443,555	—	22,589,704
Mid-Cap Value Index Fund	148,449	34,242,800	—	34,391,249
Mid-Cap Blend Index Fund	148,531	14,098,762	—	14,247,293
Small-Cap Growth Index Fund	153,685	62,624,290	—	62,777,975
Small-Cap Value Index Fund	152,558	56,690,295	—	56,842,853
Small-Cap Blend Index Fund	149,476	17,838,217	—	17,987,693
International Equity Index Fund	140,572	12,352,756	—	12,493,328
Real Estate Securities Fund	157,525	158,085	12,617,076	12,932,686

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned subsidiary of TIAA. The Funds offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, LLC (“Services”), a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. (“Advisors”),

270 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of Investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield of such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost method. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund’s net asset value is calculated.

Accounting for Investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Dollar Roll Transactions: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 271

Notes to Financial Statements (continued)

financing transactions. Dollar rolls can enhance a Fund’s return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond Fund results in borrowing requiring the presentation of a statement of cash flows.

Foreign Currency Transactions and Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Futures Contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterpar-ties do not perform in accordance with contractual provisions.

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted Securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities

272 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Growth & Income, Real Estate Securities, and the Inflation-Linked Bond Funds where distributions are declared and paid quarterly; for the Bond Fund where distributions are declared and paid monthly; and for the Money Market Fund where distributions are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds.

Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements. At September 30, 2004, the following funds had capital loss carryovers:

	Date of Expiration

	9/30/10	9/30/11	9/30/12	Total

Growth Equity Fund	$21,853,458	$53,723,592	$73,374,871	$148,951,921
Growth & Income Fund	—	26,414,367	—	26,414,367
Equity Index Fund	—	—	5,360,081	5,360,081
Money Market Fund	—	1,731	—	1,731

Note 2. Management Agreement

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund’s net assets, based on the average daily net assets of each Fund. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Various other expenses (including custody, audit, regulatory and trustee fees) are borne directly by the Funds/Classes. Advisors has voluntarily agreed to partially reimburse the Funds for the various other expenses. The total reimbursement to

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 273

Notes to Financial Statements (continued)

the Funds for the year ended September 30, 2004 was $645,000. Advisors will receive the following annual percentages of each Fund’s/Classes’ average daily net assets for investment management and service agreement fees:

	Investment
	Management
	Fee	Service Agreement Fee

	All	Retirement	Institutional	Retail
	Classes	Class	Class	Class

Growth Equity Fund	0.08%	—	0.04%	—
Growth & Income Fund	0.08%	0.34%	0.04%	—
International Equity Fund	0.09%	0.34%	0.03%	—
Large-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Growth Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Small-Cap Equity Fund	0.08%	0.34%	0.04%	0.19%
Large-Cap Growth Index Fund	0.04%	0.34%	0.02%	—
Large-Cap Value Index Fund	0.04%	0.34%	0.02%	—
Equity Index Fund	0.04%	—	0.02%	—
S&P 500 Index Fund	0.04%	0.34%	0.02%	—
Mid-Cap Growth Index Fund	0.04%	0.34%	0.02%	—
Mid-Cap Value Index Fund	0.04%	0.34%	0.02%	—
Mid-Cap Blend Index Fund	0.04%	0.34%	0.02%	—
Small-Cap Growth Index Fund	0.04%	0.34%	0.02%	—
Small-Cap Value Index Fund	0.04%	0.34%	0.02%	—
Small-Cap Blend Index Fund	0.04%	0.34%	0.02%	—
International Equity Index Fund	0.04%	0.34%	0.03%	—
Real Estate Securities Fund	0.09%	0.34%	0.04%	0.33%
Social Choice Equity Fund	0.04%	0.34%	0.02%	—
Bond Fund	0.08%	—	0.04%	—
Inflation-Linked Bond Fund	0.09%	—	0.03%	0.18%
Money Market Fund	0.04%	—	0.03%	—

274 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

To limit the Funds’/Classes’ expenses, Advisors has agreed to reimburse the Funds if expenses, as described above, exceed the percentages listed below.

	Retirement	Institutional	Retail
	Class	Class	Class

Growth Equity Fund	—	0.14%	—
Growth & Income Fund	0.44%	0.14%	—
International Equity Fund	0.55%	0.20%	—
Large-Cap Value Fund	0.48%	0.14%	0.44%
Mid-Cap Growth Fund	0.48%	0.14%	0.44%
Mid-Cap Value Fund	0.48%	0.14%	0.44%
Small-Cap Equity Fund	0.48%	0.14%	0.30%
Large-Cap Growth Index Fund	0.42%	0.08%	—
Large-Cap Value Index Fund	0.44%	0.08%	—
Equity Index Fund	—	0.08%	—
S&P 500 Index Fund	0.44%	0.08%	—
Mid-Cap Growth Index Fund	0.44%	0.08%	—
Mid-Cap Value Index Fund	0.44%	0.08%	—
Mid-Cap Blend Index Fund	0.44%	0.08%	—
Small-Cap Growth Index Fund	0.44%	0.08%	—
Small-Cap Value Index Fund	0.44%	0.08%	—
Small-Cap Blend Index Fund	0.44%	0.08%	—
International Equity Index Fund	0.50%	0.15%	—
Real Estate Securities Fund	0.47%	0.15%	0.45%
Social Choice Equity Fund	0.44%	0.08%	—
Bond Fund	—	0.14%	—
Inflation-Linked Bond Fund	—	0.14%	0.30%
Money Market Fund	—	0.09%	—

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 275

Notes to Financial Statements (continued)

Note 3. Investments

At September 30, 2004, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
	Appreciation	Depreciation	(Depreciation)

Growth Equity Fund	$6,112,447	$7,381,390	$(1,268,943)
Growth & Income Fund	44,258,021	36,986,782	7,271,239
International Equity Fund	46,258,565	14,793,258	31,465,307
Large-Cap Value Fund	17,318,939	4,754,496	12,564,443
Mid-Cap Growth Fund	10,410,070	5,618,567	4,791,503
Mid-Cap Value Fund	10,688,011	4,844,527	5,843,484
Small-Cap Equity Fund	20,470,294	9,043,164	11,427,130
Large-Cap Growth Index Fund	7,186,885	953,164	6,233,721
Large-Cap Value Index Fund	25,312,447	1,309,369	24,003,078
Equity Index Fund	152,885,024	11,969,937	140,915,087
S&P 500 Index Fund	22,528,282	4,412,709	18,115,573
Mid-Cap Growth Index Fund	5,244,112	761,670	4,482,442
Mid-Cap Value Index Fund	8,449,941	626,507	7,823,434
Mid-Cap Blend Index Fund	12,273,393	1,036,312	11,237,081
Small-Cap Growth Index Fund	15,036,187	4,046,281	10,989,906
Small-Cap Value Index Fund	12,225,093	2,386,685	9,838,408
Small-Cap Blend Index Fund	32,927,831	4,754,545	28,173,286
International Equity Index Fund	19,572,248	1,018,111	18,554,137
Real Estate Securities Fund	19,119,664	6,920,277	12,199,387
Social Choice Equity Fund	11,490,485	9,613,970	1,876,515
Bond Fund	14,078,765	3,700,734	10,378,031
Inflation-Linked Bond Fund	12,412,373	22	12,412,351

At September 30, 2004, the following Funds held open futures contracts:

	Futures	Number of	Market	Expiration	Unrealized
Fund	Contracts	Contracts	Value	Date	Gain (Loss)

Growth & Income	E-mini S&P 500 Index	118	$6,577,910	December 2004	$(79,121)
Equity Index	E-mini Russell 2000 Index	9	516,600	December 2004	5,295
Equity Index	E-mini S&P 500 Index	50	2,787,250	December 2004	(2,154)
S&P 500 Index	E-mini S&P 500 Index	7	390,215	December 2004	2,831

276 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

Purchases and sales of securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the year ended September 30, 2004, were as follows:

	Non-Government	Government	Non-Government	Government
	Purchases	Purchases	Sales	Sales

Growth Equity Fund	$75,537,645	$—	$83,825,887	$—
Growth & Income Fund	574,399,119	—	482,799,259	—
International Equity Fund	920,720,780	—	773,286,463	—
Large-Cap Value Fund	370,679,881	—	267,875,043	—
Mid-Cap Growth Fund	231,090,270	—	158,174,752	—
Mid-Cap Value Fund	250,077,421	—	150,795,145	—
Small-Cap Equity Fund	635,123,752	—	504,156,182	—
Large-Cap Growth Index Fund	24,311,483	—	7,373,561	—
Large-Cap Value Index Fund	88,139,203	—	51,386,686	—
Equity Index Fund	209,808,419	—	920,573,218	—
S&P 500 Index Fund	151,597,834	—	30,367,964	—
Mid-Cap Growth Index Fund	7,747,840	—	8,080,792	—
Mid-Cap Value Index Fund	8,312,928	—	7,852,181	—
Mid-Cap Blend Index Fund	12,153,911	—	8,938,422	—
Small-Cap Growth Index Fund	30,505,931	—	31,856,615	—
Small-Cap Value Index Fund	25,541,535	—	26,145,882	—
Small-Cap Blend Index Fund	37,057,737	—	28,784,156	—
International Equity Index Fund	4,867,114	—	5,913,521	—
Real Estate Securities Fund	967,947,813	—	851,029,163	—
Social Choice Equity Fund	49,876,787	—	5,740,632	—
Bond Fund	163,725,656	705,100,318	262,000,936	957.886,654
Inflation-Linked Bond Fund	—	765,835,893	—	546,920,018

Note 4. Trustee Fees

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 277

Notes to Financial Statements (continued)

Note 5. Shareholder Transactions
	Growth Equity Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$40,309,361	6,268,706	$52,454,125	9,946,433
Reinvestment of distributions	553,000	85,604	1,639,966	324,093
Exchanges	(28,092)	(4,352)	(452,490,186)	(84,014,329)
Redemptions	(49,416,094)	(7,655,640)	(61,100,928)	(11,487,623)

Net decrease	$(8,581,825)	(1,305,682)	$(459,497,023)	(85,231,426)

	Growth & Income Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$—	—	$100,000	16,286
Seed money redemptions	—	—	(120,471)	(16,368)
Subscriptions	28,381,591	3,475,963	8,564,437	1,177,244
Reinvestment of distributions	258,069	31,374	16,030	2,202
Redemptions	(1,609,115)	(196,803)	(794,795)	(93,570)

Net increase	$27,030,545	3,310,534	$7,765,201	1,085,794

Institutional Class:
Subscriptions	$220,573,422	27,168,987	$170,812,357	25,200,469
Reinvestment of distributions	7,852,376	958,729	6,518,330	975,348
Exchanges	(77,499)	(9,481)	(34,303,000)	(5,296,176)
Redemptions	(161,390,654)	(19,689,627)	(93,970,949)	(13,532,587)

Net increase	$66,957,645	8,428,608	$49,056,738	7,347,054

278 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	International Equity Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$—	—	$100,000	14,577
Seed money redemptions	—	—	(117,543)	(14,583)
Subscriptions	108,024,691	10,632,008	19,722,892	2,384,187
Reinvestment of distributions	37,317	3,721	45	6
Redemptions	(44,281,225)	(4,394,421)	(10,544,146)	(1,243,910)

Net increase	$63,780,783	6,241,308	$9,161,248	1,140,277

Institutional Class:
Subscriptions	$168,837,193	16,812,059	$112,100,873	15,244,095
Reinvestment of distributions	5,524,078	563,107	3,315,175	469,424
Exchanges	(70,883)	(6,903)	(1,210,000)	(172,164)
Redemptions	(93,566,039)	(9,168,654)	(18,181,307)	(2,336,776)

Net increase	$80,724,349	8,199,609	$96,024,741	13,204,579

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 279

Notes to Financial Statements (continued)

	Large-Cap Value Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(112,554)	(10,058)
Subscriptions	68,330,772	5,240,334	10,088,016	913,533
Reinvestment of distributions	1,106,174	87,514	580	59
Redemptions	(13,452,140)	(1,019,498)	(638,196)	(53,027)

Net increase	$55,984,806	4,308,350	$9,337,846	850,507

Institutional Class:
Seed money redemptions	$—	—	$(112,702)	(10,036)
Subscriptions	15,538,789	1,205,912	14,917,948	1,404,132
Reinvestment of distributions	102,938	8,169	3,501	353
Redemptions	(2,053,631)	(159,014)	(1,485,967)	(125,274)

Net increase	$13,588,096	1,055,067	$13,322,780	1,269,175

Retail Class:
Seed money redemptions	$—	—	$(22,535,000)	(2,011,282)
Subscriptions	17,697,831	1,384,632	5,196,695	479,918
Reinvestment of distributions	5,581,846	447,090	118,170	11,938
Exchanges	17,068,267	1,298,327	71,330,646	6,976,546
Redemptions	(2,447,926)	(186,815)	(100,777)	(30,634)

Net increase	$37,900,018	2,943,234	$54,009,734	5,426,486

280 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Mid-Cap Growth Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(124,422)	(10,002)
Subscriptions	68,219,765	4,699,551	27,144,891	2,239,622
Reinvestment of distributions	1,648,689	116,350	17	2
Redemptions	(21,682,610)	(1,540,986)	(3,371,854)	(272,786)

Net increase	$48,185,844	3,274,915	$23,648,632	1,956,836

Institutional Class:
Seed money redemptions	$—	—	$(124,702)	(10,000)
Subscriptions	2,203,613	153,729	2,237,098	192,934
Reinvestment of distributions	27,672	1,949	3	—
Redemptions	(619,865)	(42,965)	(720,432)	(47,985)

Net increase	$1,611,420	112,713	$1,391,967	134,949

Retail Class:
Seed money redemptions	$—	—	$(12,313,236)	(980,147)
Subscriptions	25,836,844	1,792,547	10,139,848	876,040
Reinvestment of distributions	1,221,595	86,257	1,763	176
Exchanges	3,359,516	219,016	11,342,187	960,214
Redemptions	(5,501,760)	(385,710)	(1,367,539)	(140,484)

Net increase	$24,916,195	1,712,110	$7,803,023	715,799

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 281

Notes to Financial Statements (continued)

	Mid-Cap Value Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(113,602)	(10,062)
Subscriptions	84,790,753	6,129,080	15,117,447	1,341,584
Reinvestment of distributions	1,210,066	90,506	608	62
Redemptions	(15,524,190)	(1,114,591)	(454,988)	(30,912)

Net increase	$70,476,629	5,104,995	$14,549,465	1,300,672

Institutional Class:
Seed money redemptions	$—	—	$(113,844)	(10,039)
Subscriptions	3,895,131	283,019	4,360,446	404,250
Reinvestment of distributions	76,386	5,705	527	54
Redemptions	(910,938)	(65,191)	(923,323)	(70,857)

Net increase	$3,060,579	223,533	$3,323,806	323,408

Retail Class:
Seed money redemptions	$—	—	$(11,311,423)	(985,423)
Subscriptions	17,732,643	1,297,543	6,764,962	645,657
Reinvestment of distributions	780,846	58,936	66,254	6,804
Exchanges	13,250,783	965,460	4,390,626	405,620
Redemptions	(3,601,360)	(260,782)	(2,305,675)	(260,851)

Net increase (decrease)	$28,162,912	2,061,157	$(2,395,256)	(188,193)

282 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Small-Cap Equity Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(119,245)	(10,037)
Subscriptions	121,058,196	8,589,669	30,933,306	2,572,711
Reinvestment of distributions	3,788,891	277,371	370	37
Redemptions	(40,007,801)	(2,966,741)	(3,362,631)	(272,269)

Net increase	$84,839,286	5,900,299	$27,451,800	2,290,442

Institutional Class:
Seed money redemptions	$—	—	$(119,593)	(10,025)
Subscriptions	28,588,554	2,055,677	19,250,389	1,742,676
Reinvestment of distributions	1,168,635	85,239	2,154	218
Redemptions	(6,032,530)	(435,171)	(3,118,371)	(268,465)

Net increase	$23,724,659	1,705,745	$16,014,579	1,464,404

Retail Class:
Seed money redemptions	$—	—	$(24,933,917)	(1,987,900)
Subscriptions	22,421,679	1,608,422	8,430,302	746,781
Reinvestment of distributions	2,869,958	211,013	89,191	9,060
Exchanges	9,837,058	676,736	18,414,161	1,665,247
Redemptions	(4,808,606)	(346,917)	(1,687,974)	(186,551)

Net increase	$30,320,089	2,149,254	$311,763	246,637

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 283

Notes to Financial Statements (continued)

	Large-Cap Growth Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$19,143,418	1,794,112	$86,074	7,450
Reinvestment of distributions	33,376	3,070	276	28
Redemptions	(780,082)	(71,150)	(2,487)	(225)

Net increase	$18,396,712	1,726,032	$83,863	7,253

Institutional Class:
Seed money redemptions	$(25,437,000)	(2,314,112)	$(47,774,000)	(4,114,986)
Subscriptions	27,693,155	2,519,403	6,961,173	642,380
Reinvestment of distributions	5,145,089	478,168	251,394	25,445
Exchanges	24,311	2,274	—	—
Redemptions	(2,736,597)	(250,524)	(650,827)	(62,822)

Net increase (decrease)	$4,688,958	435,209	$(41,212,260)	(3,509,983)

	Large-Cap Value Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$20,330	1,626	$47,144	4,169
Reinvestment of distributions	7,756	625	711	71
Redemptions	(14,038)	(1,135)	(598)	(58)

Net increase	$14,048	1,116	$47,257	4,182

Institutional Class:
Seed money redemptions	$(20,743,148)	(1,676,341)	$(49,871,000)	(4,399,560)
Subscriptions	76,547,326	6,065,149	54,857,276	5,366,264
Reinvestment of distributions	4,531,554	366,927	477,650	47,957
Exchanges	4,049	324	9,413,000	963,808
Redemptions	(21,321,969)	(1,671,018)	(1,555,759)	(153,751)

Net increase	$39,017,812	3,085,041	$13,321,167	1,824,718

284 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Equity Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$331,159,781	37,893,213	$483,168,849	67,125,717
Reinvestment of distributions	19,868,882	2,283,780	8,062,610	1,168,281
Exchanges	(7,879)	(886)	441,681,186	61,511,968
Redemptions	(1,047,747,818)	(121,467,726)	(204,150,122)	(26,584,626)

Net increase (decrease)	$(696,727,034)	(81,291,619)	$728,762,523	103,221,340

	S&P 500 Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(113,443)	(10,048)
Subscriptions	52,420,025	4,094,161	14,216,880	1,298,977
Reinvestment of distributions	100,603	7,878	481	48
Redemptions	(12,628,716)	(980,532)	(1,864,361)	(178,940)

Net increase	$39,891,912	3,121,507	$12,239,557	1,110,037

Institutional Class:
Seed money redemptions	$(29,559,528)	(2,352,318)	$(24,992,000)	(2,174,495)
Subscriptions	139,310,526	10,908,280	51,153,412	4,670,172
Reinvestment of distributions	963,580	75,813	228,539	22,831
Exchanges	66,317	5,201	—	—
Redemptions	(31,221,387)	(2,398,074)	(2,895,831)	(276,284)

Net increase	$79,559,508	6,238,902	$23,494,120	2,242,224

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 285

Notes to Financial Statements (continued)

	Mid-Cap Growth Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$63,339	4,734	$168,378	13,526
Reinvestment of distributions	42,267	3,325	50	5
Redemptions	(62,524)	(4,770)	(436)	(43)

Net increase	$43,082	3,289	$167,992	13,488

Institutional Class:
Seed money redemptions	$(1,036,000)	(76,608)	$(10,204,000)	(795,882)
Subscriptions	758,554	56,618	707,800	62,567
Reinvestment of distributions	2,855,448	224,837	43,055	4,234
Redemptions	(49,390)	(3,683)	(42,145)	(3,462)

Net increase (decrease)	$2,528,612	201,164	$(9,495,290)	(732,543)

	Mid-Cap Value Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$(98,292)	(9,129)	$189,494	16,120
Reinvestment of distributions	5,967	456	692	71
Redemptions	(45,274)	(3,381)	(664)	(68)

Net increase (decrease)	$(137,599)	(12,054)	$189,522	16,123

Institutional Class:
Seed money redemptions	$(1,315,000)	(100,110)	$(140,000)	(12,060)
Subscriptions	1,206,302	91,522	1,298,848	126,654
Reinvestment of distributions	1,298,757	99,445	184,026	18,817
Redemptions	(120,662)	(8,049)	(58,960)	(5,556)

Net increase	$1,069,397	82,808	$1,283,914	127,855

286 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Mid-Cap Blend Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$318,447	23,241	$125,780	10,552
Reinvestment of distributions	13,405	985	436	44
Redemptions	(77,609)	(5,540)	(476)	(46)

Net increase	$254,243	18,686	$125,740	10,550

Institutional Class:
Seed money redemptions	$(14,273,000)	(1,032,462)	$(9,036,000)	(752,144)
Subscriptions	19,795,536	1,435,893	14,360,851	1,298,057
Reinvestment of distributions	893,355	65,882	138,772	13,877
Redemptions	(2,701,943)	(194,990)	(618,328)	(56,953)

Net increase	$3,713,948	274,323	$4,845,295	502,837

	Small-Cap Growth Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$7,186,412	502,522	$42,780	3,571
Reinvestment of distributions	11,170	789	162	16
Redemptions	(7,121,546)	(497,553)	(1,433)	(144)

Net increase	$76,036	5,758	$41,509	3,443

Institutional Class:
Seed money redemptions	$(2,289,000)	(161,180)	$(6,150,000)	(496,608)
Subscriptions	416,910	28,879	2,215,435	189,108
Reinvestment of distributions	3,691,303	260,869	136,504	13,609
Redemptions	(259,642)	(17,892)	(2,003)	(141)

Net increase (decrease)	$1,559,571	110,676	$(3,800,064)	(294,032)

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 287

Notes to Financial Statements (continued)

	Small-Cap Value Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$3,374,985	250,877	$13,493	1,183
Reinvestment of distributions	12,267	930	616	64
Redemptions	(3,309,618)	(246,032)	(1,179)	(114)

Net increase	$77,634	5,775	$12,930	1,133

Institutional Class:
Seed money redemptions	$(3,356,000)	(252,152)	$(5,425,000)	(469,472)
Subscriptions	2,276,098	170,420	3,623,637	355,533
Reinvestment of distributions	4,487,195	340,455	310,953	32,090
Redemptions	(345,323)	(21,899)	(327,957)	(30,420)

Net increase (decrease)	$3,061,970	236,824	$(1,818,367)	(112,269)

	Small-Cap Blend Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$208,436	15,012	$29,311	2,445
Reinvestment of distributions	12,757	910	390	40
Redemptions	(76,643)	(5,313)	(397)	(40)

Net increase	$144,550	10,609	$29,304	2,445

Institutional Class:
Seed money redemptions	$(31,950,000)	(2,286,420)	$(9,999,000)	(817,047)
Subscriptions	55,347,872	3,917,081	42,639,930	4,218,657
Reinvestment of distributions	4,628,754	330,862	202,648	20,553
Exchanges	—	—	6,903,000	726,988
Redemptions	(16,461,117)	(1,134,666)	(1,589,794)	(144,052)

Net increase	$11,565,509	826,857	$38,156,784	4,005,099

288 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	International Equity Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$641,541	47,432	$1,370	140
Reinvestment of distributions	3,185	246	359	38
Redemptions	(518)	(39)	(1,320)	(140)

Net increase	$644,208	47,639	$409	38

Institutional Class:
Seed money redemptions	$(55,061,000)	(4,139,136)	$(1,175,000)	(103,388)
Subscriptions	54,740,586	4,114,417	7,199,224	718,718
Reinvestment of distributions	1,711,167	131,828	216,002	22,571
Exchanges	82,331	6,099	—	—
Redemptions	(2,577,912)	(191,953)	(337,624)	(34,966)

Net increase (decrease)	$(1,104,828)	(78,745)	$5,902,602	602,935

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 289

Notes to Financial Statements (continued)

	Real Estate Securities Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$87,592,242	6,721,257	$14,519,010	1,264,727
Reinvestment of distributions	4,495,416	359,738	124,776	10,422
Redemptions	(38,490,456)	(3,090,343)	(1,618,789)	(139,655)

Net increase	$53,597,202	3,990,652	$13,024,997	1,135,494

Institutional Class:
Subscriptions	$77,062,195	6,076,287	$69,213,255	6,480,028
Reinvestment of distributions	12,251,013	996,688	1,480,117	128,275
Exchanges	3,067	260	16,645,695	1,717,772
Redemptions	(46,451,130)	(3,571,259)	(3,039,819)	(271,097)

Net increase	$42,865,145	3,501,976	$84,299,248	8,054,978

Retail Class:
Seed money redemptions	$(10,000,000)	(794,912)	$(5,000,000)	(428,816)
Subscriptions	64,825,462	5,074,740	18,825,800	1,697,560
Reinvestment of distributions	8,437,757	694,020	1,366,555	124,851
Exchanges	9,031,534	660,114	11,336,676	1,047,509
Redemptions	(23,711,783)	(1,886,188)	(1,199,919)	(115,856)

Net increase	$48,582,970	3,747,774	$25,329,112	2,325,248

290 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Social Choice Equity Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$—	—	$100,000	15,601
Seed money redemptions	—	—	(123,539)	(15,658)
Subscriptions	21,466,222	2,385,065	9,411,256	1,186,334
Reinvestment of distributions	51,990	5,822	395	57
Redemptions	(2,948,785)	(328,591)	(664,745)	(70,715)

Net increase	$18,569,427	2,062,296	$8,723,367	1,115,619

Institutional Class:
Seed money redemptions	$—	—	$(17,000,661)	(2,145,468)
Subscriptions	30,118,599	3,405,478	23,350,327	3,226,023
Reinvestment of distributions	642,990	73,150	437,624	64,168
Redemptions	(5,514,178)	(626,290)	(2,893,066)	(409,783)

Net increase	$25,247,411	2,852,338	$3,894,224	734,940

	Bond Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$407,305,489	39,163,261	$429,495,177	40,090,379
Reinvestment of distributions	58,218,624	5,655,826	53,321,807	4,975,371
Exchanges	(393,679)	(37,637)	(87,803,695)	(8,207,618)
Redemptions	(918,327,906)	(86,487,213)	(148,756,430)	(13,832,867)

Net increase (decrease)	$(453,197,472)	(41,705,763)	$246,256,859	23,025,265

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 291

Notes to Financial Statements (continued)

	Inflation-Linked Bond Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Institutional Class:
Seed money redemptions	$(114,884)	(10,482)	$—	—
Subscriptions	250,218,699	23,411,152	116,527,629	11,253,433
Reinvestment of distributions	14,582,034	1,381,350	3,682,819	350,556
Exchanges	10,892	988	103,137,000	10,095,259
Redemptions	(112,672,812)	(10,452,289)	(4,979,603)	(477,474)

Net increase	$152,023,929	14,330,719	$218,367,845	21,221,774

Retail Class:
Seed money redemptions	$—	—	$(23,663,489)	(2,248,481)
Subscriptions	68,415,011	6,474,365	14,709,757	1,432,062
Reinvestment of distributions	2,688,349	257,864	1,104,168	107,419
Exchanges	6,862,441	640,348	6,383,135	626,487
Redemptions	(3,488,257)	(331,590)	(1,680,573)	(164,098)

Net increase (decrease)	$74,477,544	7,040,987	$(3,147,002)	(246,611)

	Money Market Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$135,606,728	135,606,728	$30,053,623	30,053,623
Reinvestment of distributions	1,788,218	1,788,218	2,125,322	2,125,322
Exchanges	377,582	377,582	(1,973,000)	(1,973,000)
Redemptions	(133,245,429)	(133,245,429)	(43,352,098)	(43,352,098)

Net increase (decrease)	$4,527,099	4,527,099	$(13,146,153)	(13,146,153)

292 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

Note 6. Distributions to Shareholders

The tax character of distributions paid to shareholders during the years ended September 30, 2004 and 2003 was as follows:

	2004			2003

	Ordinary	Long-term		Ordinary	Long-term
	Income	Capital Gain	Total	Income	Capital Gain	Total

Growth Equity Fund	$956,725	$—	$956,725	$2,478,533	$—	$2,478,533
Growth & Income Fund	9,033,183	—	9,033,183	6,788,284	—	6,788,284
International Equity Fund	7,331,735	—	7,331,735	3,988,594	—	3,988,594
Large-Cap Value Fund	7,513,623	296,899	7,810,522	128,605	—	128,605
Mid-Cap Growth Fund	2,443,048	543,630	2,986,678	1,799	—	1,799
Mid-Cap Value Fund	2,230,692	25,397	2,256,089	70,156	—	70,156
Small-Cap Equity Fund	7,773,988	1,151,966	8,925,954	94,642	—	94,642
Large-Cap Growth Index Fund	2,553,295	3,514,966	6,068,261	253,840	—	253,840
Large-Cap Value Index Fund	4,942,569	35,762	4,978,331	483,547	1,333	484,880
Equity Index Fund	25,158,332	—	25,158,332	7,297,647	2,460,949	9,758,596
S&P 500 Index Fund	1,356,702	—	1,356,702	279,508	241	279,749
Mid-Cap Growth Index Fund	2,117,660	927,532	3,045,192	43,257	—	43,257
Mid-Cap Value Index Fund	1,361,713	30,378	1,392,091	186,852	1,304	188,156
Mid-Cap Blend Index Fund	1,680,233	26,672	1,706,905	145,416	847	146,263
Small-Cap Growth Index Fund	3,518,377	278,568	3,796,945	136,064	1,397	137,461
Small-Cap Value Index Fund	4,881,828	64,351	4,946,179	322,181	3,254	325,435
Small-Cap Blend Index Fund	5,095,154	122,972	5,218,126	213,262	1,289	214,551
International Equity Index Fund	2,009,463	15,121	2,024,584	234,835	—	234,835
Real Estate Securities Fund	30,433,252	469,655	30,902,907	3,479,173	10,196	3,489,369
Social Choice Equity Fund	922,721	—	922,721	554,465	—	554,465
Bond Fund	70,421,192	4,558,311	74,979,503	59,141,868	3,007,625	62,149,493
Inflation-Linked Bond Fund	17,875,397	607,518	18,482,915	5,206,994	—	5,206,994
Money Market Fund	1,798,115	—	1,798,115	2,253,057	—	2,253,057

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 293

Notes to Financial Statements (continued)

As of September 30, 2004, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Capital	Post-
	Ordinary	Long-term	Appreciation	Loss	October
	Income	Capital Gain	(Depreciation)	Carryover	Losses	Total

Growth Equity Fund	$666,884	$—	$(2,688,848)	$(148,951,921)	$(4,056,964)	$(155,030,849)
Growth & Income Fund	440,198	—	3,563,581	(26,414,367)	(110,653)	(22,521,241)
International Equity Fund	41,500,126	—	28,400,658	—	(266,523)	69,634,261
Large-Cap Value Fund	14,933,508	7,058,772	11,633,555	—	—	33,625,835
Mid-Cap Growth Fund	1,134,346	4,122,433	3,978,411	—	—	9,235,190
Mid-Cap Value Fund	6,346,961	2,363,468	5,127,323	—	(224)	13,837,528
Small-Cap Equity Fund	5,447,037	7,657,926	8,036,653	—	—	21,141,616
Large-Cap Growth Index Fund	304,620	783,295	6,160,387	—	—	7,248,302
Large-Cap Value Index Fund	2,391,658	4,039,190	23,610,716	—	—	30,041,564
Equity Index Fund	7,991,194	—	137,895,059	(5,360,081)	(8,509,231)	132,016,941
S&P 500 Index Fund	1,883,563	3,338,297	17,126,613	—	—	22,348,473
Mid-Cap Growth Index Fund	438,064	2,097,841	4,455,889	—	—	6,991,794
Mid-Cap Value Index Fund	1,161,779	1,813,877	7,817,400	—	—	10,793,056
Mid-Cap Blend Index Fund	1,088,003	2,070,848	11,163,415	—	—	14,322,266
Small-Cap Growth Index Fund	2,283,636	5,737,439	10,819,434	—	—	18,840,509
Small-Cap Value Index Fund	3,316,622	5,276,809	9,611,611	—	—	18,205,042
Small-Cap Blend Index Fund	3,342,996	6,435,677	27,858,190	—	—	37,636,863
International Equity Index Fund	1,666,535	879,281	18,369,711	—	(1,111)	20,914,416
Real Estate Securities Fund	31,502,376	3,597,775	11,051,782	—	—	46,151,933
Social Choice Equity Fund	1,002,875	426,708	1,787,881	—	—	3,217,464
Bond Fund	1,423,659	2,048,899	9,896,908	—	—	13,369,466
Inflation-Linked Bond Fund	2,237,087	2,213,966	9,667,319	—	—	14,118,372
Money Market Fund	(1)	—	—	(1,731)	—	(1,732)

The difference between book basis and tax basis net investment income, net realized gains and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies and the use of capital loss carryforwards.

294 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

Note 7. Line of Credit

Each of the Funds, except the Real Estate Securities, Bond, and Money Market Funds, participate in a $2.25 billion unsecured revolving credit facility that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate effect during the time of the borrowing. During the year ended September 30, 2004, the Growth Equity and Growth & Income Funds borrowed under this facility. For the Growth Equity Fund the average daily loan balance during the four day period for which the loan was outstanding amounted to $23 million and the weighted average interest rate was 1.35%. The related interest expense was $3,450. For the Growth Income Fund, the average daily loan balance during the four day period for which loan was outstanding amounted to $25 million and the weighted average interest was 1.35%. The related interest expense was $3,750. For the year ended September 30, 2004, there were no other borrowings under this credit facility by the Funds.

The Bond Fund participates in a letter of credit agreement in the amount of $3 million for the purpose of facilitating the settlement of transactions in the mortgage-backed securities market. For the year ended September 30, 2004, there were no borrowings under this agreement.

Note 8. In-Kind Redemptions

For the year ended September 30, 2004, the Institutional Class of the following funds had in-kind redemptions consisting of marketable securities, which are included in redemptions in shareholder transactions in Note 5.

Equity Index Fund	$901,193,327
Bond Fund	664,398,400

Note 9. Payment by Investment Advisor For Transaction Loss

The Small-Cap Equity Fund was reimbursed by Advisors for an investment loss of $93,506 resulting from a trade made due to an overstatement of the cash available to the Fund for investment. Upon realization of the error in the calculation of the amount available for the Fund to invest, the related investment was sold resulting in a loss of $93,506.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 295

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of TIAA-CREF Institutional Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Institutional Mutual Funds (comprising, respectively, the Growth Equity, Growth & Income, International Equity, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Large-Cap Growth Index, Large-Cap Value Index, Equity Index, S&P 500 Index, Mid-Cap Growth Index, Mid-Cap Value Index, Mid-Cap Blend Index, Small-Cap Growth Index, Small-Cap Value Index, Small-Cap Blend Index, International Equity Index, Real Estate Securities, Social Choice Equity, Bond, Inflation-Linked Bond, and Money Market Funds) as of September 30, 2004, and the related statements of operations and cash flows (with respect to the Bond Fund) for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting TIAA-CREF Institutional Mutual Funds at September 30, 2004, the results of their operations and cash flows (with respect to the Bond Fund) for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
November 22, 2004

296 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Additional Information

Mr. William H. Waltrip, a trustee of TIAA, and Professor Stephen A. Ross, a trustee of the TIAA-CREF registered investment companies (the “Funds”), resigned from their respective boards on November 30, 2004.

On August 1, 2003, the valuation practice, a non-auditing practice of Ernst & Young, LLP (“E&Y”), the independent auditor to TIAA and the Funds, entered into an agreement with a company owned by the two trustees among others, a majority of which was owned by Professor Ross. The business relationship was created to develop intellectual property and related services to value corporate stock options. The aggregate amount paid by E&Y to the company under this agreement was approximately $1.33 million of which Professor Ross received, or will receive, approximately $335,000 (of which $60,000 represented reimbursement of expenses and $25,000 represented repayment of a loan he made to the company). Mr. Waltrip has not received any payment from the company. The agreement and business activity thereunder was terminated on August 20, 2004 and a dissolution agreement was signed as of November 17, 2004.

E&Y informed TIAA and the Funds that the business relationship between E&Y and the company owned by the trustees was not in accordance with the auditor independence standards of Regulation S-X and the Public Company Accounting Oversight Board. E&Y also notified the SEC and the Audit Committees of TIAA and the Funds of this business relationship. The Audit Committees consist entirely of independent trustees having no business relationships with TIAA, the Funds or E&Y.

The Audit Committees of TIAA and the Funds, and E&Y, each determined that the trustee’s business relationship with E&Y did not compromise E&Y’s independence from either TIAA or the Funds or the integrity or objectivity of the respective audits for 2003 and 2004. This determination was based on, among other things, the fact that the E&Y audit team was not aware of the business relationship when they issued the 2003 audit opinions on the financial statements of TIAA and the Funds and the business activity under the agreement was ceased in 2004 upon identification of the matter. Professor Ross and Mr. Waltrip had no other functions or responsibilities as Board members that would have caused them to have direct dealings with the E&Y audit team. Professor Ross and Mr. Waltrip were not members of the Audit Committees.

TIAA and the Funds will immediately begin to develop a request for proposals from accounting firms that have the requisite capacity and expertise to perform audit services for TIAA and the Funds for their respective 2005 audits. TIAA and the Funds have also taken steps to ensure that their respective trustees will identify promptly any business relationships that may bring the independence of the outside auditors into question. These steps include revising their officers and trustees questionnaires, improving the questionnaire review process, receiving quarterly auditor independence certifications, and enhancing continuing education for all trustees regarding SEC matters.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 297

Management of TIAA-CREF Institutional Mutual Funds

Trustees and Officers of the TIAA-CREF Institutional Mutual Funds

The following tables include certain information about the TIAA-CREF Institutional Mutual Funds’ trustees and officers, including positions held with the Funds, length of office and time served, and principal occupations in the last five years. The first table includes information about the Funds’ disinterested trustees and the second table includes information about the Funds’ officers. T he first table also includes the number of portfolios in the fund complex overseen by each trustee and certain directorships held by each of them. The Funds have no interested trustees.

Disinterested Trustees

Number of
Portfolios In
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustees

WILLARD T. CARLETON	70	Trustee	Indefinite term.	Donald R. Diamond Professor of Finance	60	None
4911 E. Parade Ground Loop			Trustee since 2003.	Emeritus, University of Arizona, College
Tucson, AZ 85712-6623				of Business and Public Administration. Formerly,
Donald R. Diamond Professor of Finance,
University of Arizona, 1999-2001, and Karl L.
Eller Professor of Finance, University of Arizona,
1984-1999. Trustee of TIAA, 1984-2003.

MARTIN J. GRUBER	67	Chairman of the	Indefinite term.	Nomura Professor of Finance, New York	60	Director, Scudder Investments
New York University		Board of Trustees	Trustee since 2000.	University, Stern School of Business. Formerly,		(New York) Funds, Japan
Stern School of Business				Chairman, Department of Finance, New York		Equity Fund, Inc., Singapore
Henry Kaufman Management				University, Stern School of Business, and		Fund, Inc., and Thai Capital
Education Center				trustee of TIAA, 1996-2000.		Fund, Inc.
44 West 4th Street, Suite 988
New York, NY 10012

NANCY L. JACOB	61	Trustee	Indefinite term.	President and Managing Principal, Windermere	60	None
Windermere Investment			Trustee since 1999.	Investment Associates. Formerly, Chairman and
Associates				Chief Executive Officer, CTC Consulting, Inc.,
121 S.W. Morrison Street				and Executive Vice President, U.S. Trust of the
Suite 925				Pacific Northwest.
Portland, OR 97204

BEVIS LONGSTRETH	70	Trustee	Indefinite term.	Retired Partner, Debevoise & Plimpton. Formerly,	60	Member of the Board of Directors
Debevoise & Plimpton			Trustee since 1999.	Partner and Of Counsel of Debevoise & Plimpton,		of AMVESCAP, PLC and Chairman
919 Third Avenue				Adjunct Professor at Columbia University School		of the Finance Committee of the
New York, NY 10022-6225				of Law and Commissioner of the U.S. Securities		Rockefeller Family Fund.
and Exchange Commission.

BRIDGET A. MACASKILL	56	Trustee	Indefinite term.	Formerly, Chairman, Oppenheimer Funds, Inc.,	60	Director, J Sainsbury plc and
160 East 81st Street			Trustee since 2003.	2000-2001. Chief Executive Officer, 1995-2001;		Prudential plc. International
New York, NY 10028				President, 1991-2000; and Chief Operating		Advisory Board, British-American
				Officer, 1989-1995 of that firm.		Business Council.

298 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 299

Disinterested Trustees (continued)

Number of
Portfolios In
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustees

MACEO K. SLOAN	54	Trustee	Indefinite term.	Chairman, President and Chief Executive	60	Director, SCANA Corporation
NCM Capital Management			Trustee since 1999.	Officer, Sloan Financial Group, Inc., and		and M&F Bancorp, Inc.
Group, Inc.				Chairman and Chief Executive Officer, NCM
2634 Durham-Chapel Hill Boulevard				Capital Management Group, Inc., since 1991.
Suite 206
Durham, NC 27707

AHMED H. ZEWAIL	58	Trustee	Indefinite term.	Linus Pauling Chair Professor of Chemistry	60	None
California Institute			Trustee since 2004.	and Professor of Physics, Caltech; and
Of Technology				Director, NSF Laboratory for Molecular
Arthur Amos Noyes Laboratory				Sciences (LMS), Caltech.
of Chemical Physics
Mail Code 127-72
1200 East California Boulevard
Pasadena, CA 91125

Officers

		Position(s) Held	Term of Office and	Principal Occupation(s)
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years

HERBERT M. ALLISON, JR.	61	President and	Indefinite term.	Chairman, President and Chief Executive Officer of TIAA. President and Chief Executive Officer of CREF,
TIAA-CREF		Chief Executive	President and	TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate
730 Third Avenue		Officer	Chief Executive	Account VA-1 (these funds are collectively referred to as the “TIAA-CREF Funds”). Formerly, President and
New York, NY 10017-3206			Officer since 2002.	Chief Executive Officer of Alliance for LifeLong Learning, Inc., 2000-2002. President, Chief Operating Officer
and Member of the Board of Directors of Merrill Lynch & Co., Inc., 1997-1999. Member of the Board of Directors,
New York Stock Exchange.

GARY CHINERY	54	Vice President	Indefinite term.	Vice President and Treasurer of TIAA and the TIAA-CREF Funds. Vice President and Treasurer of
TIAA-CREF		and Treasurer	Vice President	Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Investment Management, LLC (“Investment
730 Third Avenue			and Treasurer	Management”), TIAA-CREF Individual and Institutional Services, LLC (“Services”), Teachers Personal
New York, NY 10017-3206			since 2004.	Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition Financing, Inc. (“Tuition Financing”) and
TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

SCOTT C. EVANS	45	Executive Vice	Indefinite term.	Executive Vice President and Chief Investment Officer of TIAA and the TIAA-CREF Funds. President and Chief
TIAA-CREF		President and	Executive Vice	Executive Officer of Investment Management and Advisors and Director of Advisors and TIAA-CREF Life.
730 Third Avenue		Chief Investment	President since	Formerly, Executive Vice President, CREF Investments.
New York, NY 10017-3206		Officer	1999. Chief
Investment Officer
since 2004.

300 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 301

Officers (continued)

		Position(s) Held	Term of Office and	Principal Occupation(s)
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years

I. STEVEN GOLDSTEIN	52	Executive Vice	Indefinite term.	Executive Vice President, Public Affairs, of TIAA and the TIAA-CREF Funds. Formerly, Advisor for
TIAA-CREF		President	Executive Vice	McKinsey & Company, 2003; Vice President, Corporate Communications for Dow Jones & Co. and The
730 Third Avenue			President since 2003.	Wall Street Journal, 2001-2002; and Senior Vice President and Chief Communications Officer for
New York, NY 10017-3206				Insurance Information Institute, 1993-2001.

E. LAVERNE JONES	55	Vice President	Indefinite term.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds.
TIAA-CREF		and Corporate	Vice President and
730 Third Avenue		Secretary	Corporate Secretary
New York, NY 10017-3206			since 1999.

SUSAN S. KOZIK	47	Executive Vice	Indefinite term.	Executive Vice President and Chief Technology Officer of TIAA and the TIAA-CREF Funds. Formerly, Vice
TIAA-CREF		President	Executive Vice	President of IT Operations and Services, Lucent Technologies, 2000-2003; and Senior Vice President
730 Third Avenue			President since 2003.	and Chief Technology Officer, Penn Mutual Life Insurance Company, 1997-2000.
New York, NY 10017-3206

GEORGE W. MADISON	50	Executive Vice	Indefinite term.	Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds. Formerly, Executive
TIAA-CREF		President	Executive Vice	Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated, 1997-2002.
730 Third Avenue			President since 2003.
New York, NY 10017-3206

ERWIN W. MARTENS	48	Executive Vice	Indefinite term.	Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Funds. Director of Advisors,
TIAA-CREF		President	Executive Vice	Services, TPIS, Tuition Financing and TIAA-CREF Life and Manager of Investment Management.
730 Third Avenue			President since 2003.	Formerly, Managing Director and Chief Risk Officer, Putnam Investments, 1999-2003; and Head and
New York, NY 10017-3206				Deputy Head of Global Market Risk Management, 1997-1999.

ELIZABETH A. MONRAD	49	Executive Vice	Indefinite term.	Executive Vice President and Chief Financial Officer of TIAA, the TIAA-CREF Funds, Advisors and Investment
TIAA-CREF		President	Executive Vice	Management. Executive Vice President of TPIS, Services and Tuition Financing. Director of Advisors, TPIS,
730 Third Avenue			President since 2003.	Tuition Financing and TIAA-CREF Life. Manager of Investment Management and Services. Executive
New York, NY 10017-3206				Vice President, Finance, Actuarial and Facilities of TIAA-CREF Life. Formerly, Chief Financial Officer and
Senior Vice President of General Re Corporation (2000-2003), Chief Financial Officer of its North American
Reinsurance Operations (1997-2000) and Corporate Treasurer. Director, Colgate-Palmolive Company.

FRANCES NOLAN	47	Executive Vice	Indefinite term.	Executive Vice President, Client Services, of TIAA and the TIAA-CREF Funds. President, Chief Executive
TIAA-CREF		President	Executive Vice	Officer and Manager of Services. Director of TPIS, Tuition Financing and TIAA-CREF Life. Formerly,
730 Third Avenue			President since 2000.	Executive Vice President, Retirement Services, CREF and TIAA, 2000-2003; Vice President, Eastern
New York, NY 10017-3206				Division, 1994-2000.

DERMOT J. O’BRIEN	38	Executive Vice	Indefinite term.	Executive Vice President, Human Resources, of TIAA and the TIAA-CREF Funds. Director, TIAA-CREF Life.
TIAA-CREF		President	Executive Vice	Formerly, First Vice President and Head of Human Resources, International Private Client Division,
730 Third Avenue			President since 2003.	Merrill Lynch & Co., 1999-Feb. 2003; and Vice President and Head of Human Resources-Japan
New York, NY 10017-3206				Morgan Stanley, 1998-1999.

BERTRAM L. SCOTT	53	Executive Vice	Indefinite term.	Executive Vice President, Product Management, of TIAA and the TIAA-CREF Funds. Chairman of the
TIAA-CREF		President	Executive Vice	Board, President and Chief Executive Officer of TIAA-CREF Life. Director of TPIS; Manager of Services;
730 Third Avenue			President since 2000.	President and Director of Tuition Financing. Formerly, President and Chief Executive Officer, Horizon
New York, NY 10017-3206				Mercy, 1996-2000.

JOHN A. SOMERS	60	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the TIAA-CREF Funds. Executive Vice President of Investment Management
TIAA-CREF		President	Executive Vice	and Advisors and Director of TIAA-CREF Life.
730 Third Avenue			President since 1999.
New York, NY 10017-3206

302 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 303

Important Tax Information—(Unaudited)

The following TIAA-CREF Institutional Mutual Funds paid distributions which were designated as being from net long-term capital gains realized by the Funds during the year ended September 30, 2004:

Amount

Large-Cap Value Fund	$296,899
Mid-Cap Growth Fund	543,630
Mid-Cap Value Fund	25,397
Small-Cap Equity Fund	1,151,966
Large-Cap Growth Index Fund	3,514,966
Large-Cap Value Index Fund	35,762
Mid-Cap Growth Index Fund	927,532
Mid-Cap Value Index Fund	30,378
Mid-Cap Blend Index Fund	26,672
Small-Cap Growth Index Fund	278,568
Small-Cap Value Index Fund	64,351
Small-Cap Blend Index Fund	122,972
International Equity Index Fund	15,121
Real Estate Securities Fund	469,655
Bond Fund	4,558,311
Inflation-Linked Bond Fund	607,518

304 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Important Tax Information—(Unaudited) (Continued)

For the fiscal year ended September 30, 2004, certain dividends paid by certain TIAA-CREF Institutional Mutual Funds may qualify for the corporate dividends received deduction. Of the distributions paid during the fiscal year, the following represents the maximum amount that may qualify for the corporate dividends received deduction:

Growth Equity Fund	$956,725
Growth & Income Fund	9,033,905
Large-Cap Value Fund	7,513,623
Mid-Cap Growth Fund	2,443,048
Mid-Cap Value Fund	2,230,692
Small-Cap Equity Fund	7,773,988
Large-Cap Growth Index Fund	2,553,295
Large-Cap Value Index Fund	4,942,569
Equity Index Fund	25,158,332
S&P 500 Index Fund	1,356,702
Mid-Cap Growth Index Fund	2,117,660
Mid-Cap Value Index Fund	1,361,713
Mid-Cap Blend Index Fund	1,680,233
Small-Cap Growth Index Fund	3,518,377
Small-Cap Value Index Fund	4,881,828
Small-Cap Blend Index Fund	5,095,154
Social Choice Equity Fund	926,293

The International Equity and International Equity Index Funds received income from foreign sources during the year ended September 30, 2004 of $12,372,212 ($0.21046 per share) and $2,015,209 ($0.36167 per share), respectively, and paid taxes to foreign countries during the year ended September 30, 2004 of $1,113,762 ($0.01895 per share) and $170,796 ($0.03065 per share), respectively.

2004 Annual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 305

Important Tax Information—(Unaudited) (Continued)

For the fiscal year ended September 30, 2004, certain dividends paid by certain TIAA-CREF Institutional Mutual Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents maximum amount that may be considered qualified dividend income:

Fund	Amount

Growth Equity Fund	$956,725
Growth & Income Fund	9,033,905
International Equity Fund	7,331,735
Large-Cap Value Fund	7,513,623
Mid-Cap Growth Fund	2,443,048
Mid-Cap Value Fund	2,230,692
Small-Cap Equity Fund	7,773,988
Large-Cap Growth Index Fund	2,553,295
Large-Cap Value Index Fund	4,942,569
Equity Index Fund	25,158,332
S&P 500 Index Fund	1,356,702
Mid-Cap Growth Index Fund	2,117,660
Mid-Cap Value Index Fund	1,361,713
Mid-Cap Blend Index Fund	1,680,233
Small-Cap Growth Index Fund	3,518,377
Small-Cap Value Index Fund	4,881,828
Small-Cap Blend Index Fund	5,095,154
International Equity Index Fund	2,009,463
Real Estate Securities Fund	30,433,252
Social Choice Equity Fund	926,293

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2004, which will be reported in conjunction with your 2004 Form 1099-DIV.

By early 2005, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

306 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

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TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges, and expenses carefully before investing. Please call 877 518-9161, or visit www.tiaa-cref.org for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value, and are not bank guaranteed.

©2004 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

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Printed on recycled paper
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A30715
11/04

2004 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS RETIREMENT CLASS SEPTEMBER 30, 2004 Audited financial statements including summary portfolios of investments

Growth & Income	Mid-Cap Growth Index
International Equity	Mid-Cap Value Index
Large-Cap Value	Mid-Cap Blend Index
Mid-Cap Growth	Small-Cap Growth Index
Mid-Cap Value	Small-Cap Value Index
Small-Cap Equity	Small-Cap Blend Index
Large-Cap Growth Index	International Equity Index
Large-Cap Value Index	Real Estate Securities
S&P 500 Index	Social Choice Equity

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2004 Annual Report | TIAA-CREF Institutional Mutual Funds | Retirement Class

Retirement Class Performance Overview as of 9/30/2004

		Average Annual Compound Rates

			of Total Return
	Inception Date	1 year	Since Inception
Equities
Growth & Income Fund	10/1/2002	11.47%	16.18%
International Equity Fund	10/1/2002	21.45	23.74
Large-Cap Value Fund	10/1/2002	21.59	24.20
Mid-Cap Growth Fund	10/1/2002	13.48	26.43
Mid-Cap Value Fund	10/1/2002	24.82	28.93
Small-Cap Equity Fund	10/1/2002	20.53	28.29
Large-Cap Growth Index Fund	10/1/2002	7.03	15.74
Large-Cap Value Index Fund	10/1/2002	19.82	21.75
S&P 500 Index Fund	10/1/2002	13.29	18.39
Mid-Cap Growth Index Fund	10/1/2002	13.15	24.99
Mid-Cap Value Index Fund	10/1/2002	24.92	26.30
Mid-Cap Blend Index Fund	10/1/2002	19.94	25.80
Small-Cap Growth Index Fund	10/1/2002	16.86	28.37
Small-Cap Value Index Fund	10/1/2002	25.18	28.04
Small-Cap Blend Index Fund	10/1/2002	18.26	26.67
International Equity Index Fund	10/1/2002	21.68	23.51
Real Estate Securities Fund	10/1/2002	25.81	28.30
Social Choice Equity Fund	10/1/2002	13.78	19.43

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

A new way to look at your investments

To make it easier for investors to obtain meaningful information about their investments, the Securities and Exchange Commission has issued new rules regarding financial reporting. The SEC has also required additional information about expenses and their effect on investment returns, and about proxy voting policies and procedures.

     TIAA-CREF financial reports now list each fund’s 50 largest holdings. In addition, if any of the other holdings constitutes 1% or more of a fund’s investment portfolio, such holding or holdings are listed as well. We will continue to file a complete list of holdings with the SEC. This will now be done quarterly, however, rather than semiannually, as in the past. To obtain this information, please see details on page four.

     This report also contains a detailed explanation of our funds’ expense charges, including examples that let you compare our expenses with those of any other U.S. mutual funds. Long before expenses made headlines, TIAA-CREF urged investors to consider the effect of expenses, particularly over long periods of time. Please see page six for full details.

     As always, you should carefully consider the investment objectives, risks, charges, and expenses of any fund before investing. Please visit the Web Center at www.tiaa-cref.org, or call 800 842-2252 for a prospectus that contains this and other important information. Read it carefully before investing.

     Please remember that, by signing up for e-delivery of our reports at our Web Center, you can get your financial information more quickly.

Contents

Report to Investors	2	International Equity Index Fund	67
		Real Estate Securities Fund	71
More Information for Investors	4	Social Choice Equity Fund	75

Special Terms	5	Summary Portfolios of Investments	79

Important Information		Financial Statements
About Expenses	6	Report of Management
		Responsibility	151
Fund Performance		Report of the Audit Committee	152
Growth & Income Fund	7	Statements of Assets and
International Equity Fund	11	Liabilities	154
Large-Cap Value Fund	15	Statements of Operations	160
Mid-Cap Growth Fund	19	Statements of Changes in
Mid-Cap Value Fund	23	Net Assets	166
Small-Cap Equity Fund	27	Financial Highlights	178
Large-Cap Growth Index Fund	31	Notes to Financial Statements	214
Large-Cap Value Index Fund	35	Report of Independent Registered
S&P 500 Index Fund	39	Public Accounting Firm	237
Mid-Cap Growth Index Fund	43
Mid-Cap Value Index Fund	47	Additional Information	238
Mid-Cap Blend Index Fund	51
Small-Cap Growth Index Fund	55	Management	240
Small-Cap Value Index Fund	59
Small-Cap Blend Index Fund	63	Important Tax Information	246

		How to Reach Us	Inside Back Cover

Report to Investors

This report contains the performance and financial statements for the Retirement Share Class of the TIAA-CREF Institutional Mutual Funds for the twelve-month period that ended on September 30, 2004. The financial statements include information about other share classes that are not the subject of this report.

     Seventeen of our eighteen funds posted double-digit gains during the period. The following pages provide a detailed explanation of the funds’ performance.

     These strong returns occurred against a backdrop of slowing momentum in world stock markets. While the Morgan Stanley World IndexSM rose 17.10% during the period, in dollar terms, most of its gain came from a 14.26% return in the fourth quarter of 2003. Returns dropped sharply during the first half of 2004, and the index posted a 1% loss for the third quarter. The Russell 3000® Index, which tracks a broad range of U.S. stocks, followed a similar pattern.

     Several factors constrained stock prices. Growth in the gross domestic product dipped from 4.50% in the first quarter to 3.30% in the second on an annualized basis, and the employment picture remained less than robust. Meanwhile, climbing oil prices threatened to curb growth.

     With the economy cooling and stock prices falling, bonds became more attractive during the third quarter. The Lehman Brothers U.S. Aggregate Index, which tracks domestic bonds, posted a 3.20% gain for the quarter.

     These recent reversals in both stocks and bonds have refocused the attention of many investors on market volatility and with good reason. During the three-year period that ended on December 31, 2003, the Russell 3000 posted annual returns that ranged from –11.46% in 2001 to 31.06% in 2003. Returns over a longer time, the 20 years from

2 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Scott C. Evans
Executive Vice President and
Chief Investment Officer

1984 to 2003, show that a high level of volatility persists, even in longer time frames.

     The gray bars in the chart on page two show the average annual returns of the Russell 3000 in the four five-year periods from 1984 to 2003. Even over those longer periods, average annual returns for U.S. stocks ranged from 0.37% to 22.26%.

     As TIAA-CREF has long maintained, diversification is the best tool for reducing the effects of market swings like these, although diversification does not guarantee against losses. A combination of U.S. stocks, foreign stocks, and bonds over the same periods produced a far more stable rate of return, ranging from 2.97% to 16.57%. In technical terms, the standard deviation of the diversified portfolio was 11.70, while that of stocks was a much higher 17.05. Over the entire 20-year period, the extra risk of a 100% allocation to U.S. equities would have earned an investor 0.90 percentage points more per year—at the cost of far greater volatility.

     Diversification within each asset class is another way to soften the effects of changing conditions. For example, the CREF Bond Market Account holds many types of bonds with varying maturity dates—a proven cushion when short-term rates go up.

     In fact, contrary to conventional wisdom, there have been many periods when bonds continued to provide positive returns despite rising interest rates.

     This year, although the Federal Reserve has raised short-term rates by 0.75 percentage points, the Lehman Brothers U.S. Aggregate Index has returned 3.35% for the first nine months. Thus, we will continue to emphasize diversification—both across asset classes and within them—to deal with unpredictable events such as interest rate changes. To accomplish this, we will help investors most by offering funds that provide pure, low-cost exposure to a wide range of asset classes.

/s/ Scott C. Evans

Scott C. Evans
Executive Vice President and
Chief Investment Officer

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 3

More Information for Investors

Portfolio listings

The SEC recently approved new rules intended to provide investors with more meaningful information about fund performance. Investment companies can now list the top holdings of each fund in their annual and semiannual reports instead of the complete portfolio listings they provided previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

For the periods ended March 31 and September 30, you can obtain a complete listing of the TIAA-CREF Institutional Mutual Funds’ holdings on Form N-CSR through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov;
  at the SEC’s Public Reference Room by calling 800 SEC-0330;
  from TIAA-CREF’s Web Center at www.tiaa-cref.org; or
  by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

Beginning with the Form N-Q filing for the quarter ending December 31, 2004, you can also obtain a complete listing of the TIAA-CREF Institutional Mutual Funds’ holdings as of the end of the most recently completed fiscal quarter (either June 30 or December 31) through the channels listed above.

Proxy voting

TIAA-CREF Institutional Mutual Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org, by calling us at 800 842-2776 to request a free copy, or on the SEC Web site at www.sec.gov. A report of how the funds voted during the twelve months ended June 30, 2004, can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF

Three easy ways to contact us are by e-mail, using the Contact/Help link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2776.

Fund management

TIAA-CREF Institutional Mutual Funds are managed by Teachers Advisors, Inc.’s portfolio management teams, whose members are responsible for the day-to-day operations of the funds.

4 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Special Terms

Agency securities bonds issued by U.S. government entities such as the Federal National Mortgage Association (Fannie Mae).

Asset-backed securities bonds backed by loans or by the outstanding amounts owed to a bank, credit card company, or other lender.

Benchmark (benchmark index) a group of securities, such as the Russell 3000® Index or S&P 500® Index, used to compare the performance of an investment.

Commercial paper short-term debt obligations issued to investors by banks, corporations, and other borrowers. Maturities range from 1 to 270 days.

Expense ratio the amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity date the date on which the principal amount of a note, bond, or other debt instrument becomes due or payable.

Mortgage-backed securities bonds that represent an interest in a pool of mortgages issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae, or other federal entities.

Overweight holdings A security is said to be “overweight” if the percentage of a fund invested in that security is larger than that security’s percentage of a benchmark, in terms of market capitalization. Fund managers may overweight those securities they think will produce higher returns than the benchmark. See also “Underweight holdings.”

Peer group a group of mutual funds with a similar objective whose performance is compared with the performance of a single mutual fund.

Relative performance the return of a mutual fund in relation to the return of its benchmark index.

Securities a general name for stocks (also known as “equities”), bonds (also known as “fixed income”), or other investments.

Total return the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the fund’s holdings.

Underweight holdings A security is said to be “underweight” if the percentage of a fund invested in that security is smaller than that security’s percentage of a benchmark, in terms of market capitalization. Fund managers may underweight those securities they think will produce smaller returns than the benchmark. See also “Overweight holdings.”

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 5

Important Information about Expenses

D I S C L O S U R E

Shareholders in the TIAA-CREF Institutional Mutual Funds incur only one of two potential types of costs.

  Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees.
  However, they do incur ongoing costs, including management fees and other fund expenses.

     The examples that appear on the Performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

     Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% per year before expenses—which is not the fund’s actual return.

     Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Growth & Income Fund Dividend-Paying Stocks

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Growth & Income Fund returned 11.47% for the Retirement Share Class, compared with 13.87% for the fund’s benchmark, the S&P 500® Index, and the 12.22% average return of similar funds, as measured by the Morningstar Large Blend category.

S&P 500 keeps pace with the broader market

The large-cap stocks of the S&P 500 closely tracked the robust returns of the overall market during the twelvemonth period. The Russell 3000® Index, which includes stocks of all sizes, soared 14.26%. Among large-cap stocks, growth stocks as a group lagged value stocks, sharply reversing the trend of the previous twelve months, when growth modestly outperformed value. For the twelvemonth period ended September 30, 2004, the S&P 500/Barra Value Index jumped 20.47%, versus a rise of just 7.52% for the S&P 500/Barra Growth Index. (Both indexes are subsets of the S&P 500.)

     Gains for growth stocks, like those of the broader market, were concentrated in the first six months of the reporting period, and included double-digit gains in the fourth quarter of 2003. The market’s hearty surge was driven in part by the greater liquidity that resulted from historically low interest rates, which provided a boost to the otherwise out-of-favor stocks of distressed companies. By the second quarter of 2004, however, weakness in the U.S. economy, terrorism fears, and the insurgency in Iraq restrained stock prices.

Stock selections underperform the index

The fund’s return trailed the benchmark’s results because of individual stock selections. The biggest detractors from relative performance included positions in underperforming stocks such as Fannie Mae and Novellus Systems, a semiconductor maker. The fund held larger amounts of these stocks than their index weightings, but they did not perform as anticipated. In addition, underweight holdings in several stocks that produced strong returns, such as ChevronTexaco and Tyco, also hurt results, as did holdings in Taiwan Semiconductor and in Amylin Pharmaceuticals, which are not part of the S&P 500.

     Relative performance was boosted by positions in several stocks not held by the benchmark, including retailer Coach and Lyondell Chemical. Overweights in several benchmark stocks also added value; these included Monsanto, Aetna, St. Jude Medical, and ExxonMobil. However, these positive contributions were not enough to lift the fund’s return for the period above that of the benchmark.

     The fund invested 0.44% of its total invested assets in foreign securities as of September 30, 2004.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 7

Growth & Income Fund Dividend-Paying Stocks

Investment Objective

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

Special Investment Risks

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. In addition, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The S&P 500® Index includes a representative sample of 500 leading companies in leading industries of the U.S. economy. You cannot invest directly in this index.

Performance as of 9/30/2004		Ticker Symbol: TRGIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Growth & Income Fund
Retirement Class	11.47%	16.18%	35.04%
Benchmark:
S&P 500 Index[2]	13.87	18.99	41.65
Peer group:
Morningstar Large Blend	12.22	16.77	36.50

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
2 S&P 500 Index is a registered trademark and a service mark of the McGraw-Hill Companies, Inc.

8 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $13,504 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 14.25%, for the quarter ended June 30, 2003
Worst quarter: –3.74%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 9

Growth & Income Fund  |  Dividend-Paying Stocks

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth & Income Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$985.10	$2.18
5% annual hypothetical return	1,000.00	1,022.77 [b]	2.23

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$35.87 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	94.63
Middle: $1 billion–$5 billion	5.04
Small: Under $1 billion	0.33

Total	100.00

10 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

International Equity Fund  |  Foreign Stocks

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The International Equity Fund returned 21.45% for the Retirement Share Class, compared with 22.08% for the fund’s benchmark, the Morgan Stanley EAFE® Index, and the 19.20% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Foreign stocks temper gains after fast start

During the period, foreign stocks, as measured by the EAFE index, produced substantially higher returns than U.S. stocks. The Russell 3000® Index, which measures the broad U.S. market, returned 14.26%. Most of the strong rise in the EAFE index occurred in the first half of the period (October 2003 through March 2004), when the index soared 22.16% in dollar terms.

     Prices were buoyed by a 21.48% jump in the European component of the index, which represents more than two-thirds of the index in terms of market capitalization, and by a 24.00% surge in the Pacific component. Returns were further boosted by the dollar’s weakness against the pound, yen, and euro.

     A broad softening of foreign stock prices occurred in the second half of the period, when the EAFE declined 0.06% in dollar terms. Rising oil prices and mixed signals on global economic growth dampened many markets. Local currency returns were further trimmed by the increased strength of the dollar.

Fund posts robust returns, despite some detractors

Detractors from relative performance included overweight holdings in British food service company Compass Group and Italian automobile manufacturer Fiat, neither of which performed as well as anticipated. Less-than-benchmark weightings in well-performing energy stocks such as British oil company BP plc and in Swedish telecommunications company Ericsson also hurt the fund’s relative return.

     Among the holdings whose greater-than-benchmark weightings enhanced the fund’s return were Vinci S.A., a French construction and engineering firm; Hypo Real Estate Holding, a German real estate financing company; and Geberit International, a Swiss plumbing supply manufacturer. The fund also benefited from underweight positions in Swiss food manufacturer Nestlé and Japanese wireless company NTT DoCoMo.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 11

International Equity Fund  |   Foreign Stocks

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

Special Investment Risks

Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in 21 developed countries around the world, excluding the United States and Canada. You cannot invest directly in this index.

Performance as of 9/30/2004		Ticker Symbol: TRERX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

International Equity Fund
Retirement Class	21.45%	23.74%	53.21%
Benchmark:
Morgan Stanley EAFE Index[2]	22.08	23.99	53.83
Peer group:
Morningstar Foreign Large Blend	19.20	20.49	45.35

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
2 EAFE is a trademark of Morgan Stanley Capital International, Inc.

12 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,321 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 17.75%, for the quarter ended June 30, 2003
Worst quarter: –7.40%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 13

International Equity Fund  | Foreign Stocks

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	International Equity Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$982.20	$2.73
5% annual hypothetical return	1,000.00	1,022.22 [b]	2.78

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.55%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Diversification Among World Markets

Percent of
Country	Invested Assets

United Kingdom	24.2
Japan	22.6
Switzerland	13.2
France	9.3
Germany	7.9
Australia	5.2
Italy	4.6
Netherlands	2.3
10 Other Nations	10.4
Short-Term Investments	0.3

Total	100.0

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	79.95
Middle: $1 billion–$5 billion	14.52
Small: Under $1 billion	5.53

Total	100.00

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$77.40 million

14 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Large-Cap Value Fund Value  | Stocks of Larger Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Large-Cap Value Fund returned 21.59% for the Retirement Share Class, topping the 20.52% return for its benchmark, the Russell 1000® Value Index, and the 16.86% average return of similar funds, as measured by the Morningstar Large Value category.

Value stocks shine

Reversing the trend of the previous twelve months, value stocks as a group outpaced growth stocks for the year ended September 30, 2004. For this period, the Russell 3000® Value Index, which tracks value stocks of all sizes, advanced 20.89%, while its growth counterpart, the Russell 3000 Growth Index, gained 7.82%. In contrast, for the twelve-month period ended September 30, 2003, the Russell 3000 Growth Index topped the Russell 3000 Value Index by 26.94% to 24.89%. These two indexes are subsets of the Russell 3000, a broad measure of the domestic market.

     For the twelve months ended September 30, 2004, the impressive 20.52% return of the predominantly large-cap Russell 1000 Value Index lagged both the 25.66% increase of the small-cap Russell 2000® Value Index and the 25.62% rise of the Russell Midcap® Value Index.

Stock selection adds value

During the period, the fund topped the strong gain of its benchmark, primarily because of overweight holdings in several well-performing stocks. The largest contributions to relative performance came from agricultural-supply giant Monsanto, Aetna, utility company TXU, and Lyondell Chemical. Each of these stocks had returns greater than the benchmark. Also boosting returns were underweight positions in companies such as Ford Motor and Morgan Stanley.

     The positive effect of these holdings on performance was partly offset by lower returns from selections that included network storage products maker Emulex, Fannie Mae, and Tower Automotive. These three stocks did not appear in the benchmark as of September 30, 2004. Also hurting returns were overweight holdings in companies such as Tenet Healthcare and biotechnology firm Wyeth, and underweight positions including Toys “R” Us and Dow Chemical.

     The fund invested 1.93% of its total invested assets in foreign securities as of September 30, 2004.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 15

Large-Cap Value Fund  |  Value Stocks of Larger Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

Special Investment Risks

The fund is subject to style risk in that value investing may fall out of favor with investors. In addition, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TRLCX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Large-Cap Value Fund
Retirement Class	21.59%	24.20%	54.35%
Benchmark:
Russell 1000 Value Index[2]	20.52	22.39	49.88
Peer group:
Morningstar Large Value	16.86	19.72	43.51

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell 1000 is a trademark and service mark of the Frank Russell Company

16 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,435 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 18.37%, for the quarter ended June 30, 2003
Worst quarter: –5.23%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 17

Large-Cap Value Fund  |   Value Stocks of Larger Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Large-Cap Value Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,018.20	$2.42
5% annual hypothetical return	1,000.00	1,022.57 [b]	2.43

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.48%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$69.31 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	84.69
Middle: $1 billion–$5 billion	12.63
Small: Under $1 billion	2.68

Total	100.00

18 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Growth Fund  |   Growth Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Mid-Cap Growth Fund returned 13.48% for the Retirement Share Class, in line with the 13.68% return of the fund’s benchmark, the Russell Midcap® Growth Index, and surpassing the 11.06% average return of similar funds, as measured by the Morningstar Mid-Cap Growth category.

Growth stocks trail the market

Growth stocks as a group lagged value issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended Septem-ber 30, 2004, the Russell 3000® Growth Index, which tracks growth stocks of all sizes, gained 7.82%, while its value counterpart, the Russell 3000 Value Index, surged 20.89%.

     Within the growth category, the 13.68% return of the Russell Midcap Growth Index outpaced both the 11.92% rise in the small-cap Russell 2000® Growth Index and the 7.51% return of the predominantly large-cap Russell 1000® Growth Index.

The fund closely tracks the benchmark

Several holdings detracted from the fund’s relative performance, including Corinthian Colleges; Emulex, a maker of network storage products; Westwood One, a provider of radio and television programming; and Novellus Systems. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Other detractors from returns were below-benchmark weightings in companies that included Harman International Industries, a manufacturer of audio and video products, and SanDisk, a maker of memory cards for cameras and cell phones.

     Three of the largest positive contributions to relative performance came from stocks not included in the benchmark index: Navteq, a digital mapping company; Onyx Pharmaceuticals; and Caesars Entertainment. Overweight positions in a number of stocks in the index also boosted performance. Among these were Nextel Partners, a wireless phone company; Atmel, a semiconductor manufacturer; and Aetna.

     The fund also benefited from having underweight positions, relative to the index, in several underperforming stocks, including semiconductor equipment maker KLA-Tencor; Tera-dyne, a manufacturer of semiconductor and electronics equipment; and JetBlue Airways.

     As of September 30, 2004, the fund invested 0.47% of its total invested assets in foreign securities.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 19

Mid-Cap Growth Fund  |   Growth Stocks of Medium-Sized Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

Special Investment Risks

Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Furthermore, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Growth Index represents those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TRGMX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Mid-Cap Growth Fund
Retirement Class	13.48%	26.43%	59.95%
Benchmark:
Russell Midcap Growth Index[2]	13.68	25.61	57.89
Peer group:
Morningstar Mid-Cap Growth	11.06	18.90	41.68

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

20 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,995 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 18.34%, for the quarter ended June 30, 2003
Worst quarter: –4.30%, for the quarter ended September 30, 2004

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 21

Mid-Cap Growth Fund  |  Growth Stocks of Medium-Sized Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Mid-Cap Growth Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$964.10	$2.36
5% annual hypothetical return	1,000.00	1,022.57 [b]	2.43

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.48%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$74.60 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	59.38
Middle: $1 billion–$5 billion	38.99
Small: Under $1 billion	1.63

Total	100.00

22 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Value Fund Value  |   Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Mid-Cap Value Fund returned 24.82% for the Retirement Share Class, trailing the 25.62% return of the fund’s benchmark, the Russell Midcap® Value Index, and surpassing the 20.89% average return of similar funds, as measured by the Morningstar Mid-Cap Value category.

Mid-cap value stocks soar

Value stocks as a group produced significantly larger gains than growth issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended Septem-ber 30, 2004, the Russell 3000® Value Index, which tracks value stocks of all sizes, rose 20.89%, outperforming the Russell 3000 Growth Index, which returned 7.82%.

     Within the value category, mid caps and small caps led the advance. The Russell Midcap Value Index and the small-cap Russell 2000® Value Index soared 25.62% and 25.66%, respectively. In contrast, the predominantly large-cap Russell 1000® Value Index gained 20.52%.

Stock selections bring both gains and losses

Results were hampered by disappointing returns from several holdings that were not in the benchmark, such as Manugistics Group, a business software developer; semiconductor maker Agere Systems; and Sycamore Networks, a technology company. Other holdings that had a negative effect on relative performance included Emulex, a maker of network storage products, and Tenet Healthcare. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated.

     A large number of successful stock selections helped the fund offset much of the decline. These selections included holdings in such strongly advancing stocks as agricultural-supply giant Monsanto; McKesson, a health care technology company; and oil and gas producer Amerada Hess. The fund held larger amounts of these stocks than their index weightings. Holdings in several stocks not listed in the benchmark index also helped returns. Among these were Visteon, a maker of auto parts, and International Steel Group.

     As of September 30, 2004, the fund invested 3.29% of its total invested assets in foreign securities.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 23

Mid-Cap Value Fund Value Stocks of Medium-Sized Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

Special Investment Risks

Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, the fund is subject to style risk in that value investing may fall out of favor with investors. Furthermore, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 U.S. companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Value Index represents those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TRVRX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Mid-Cap Value Fund
Retirement Class	24.82%	28.93%	66.35%
Benchmark:
Russell Midcap Value Index[2]	25.62	26.91	61.17
Peer group:
Morningstar Mid-Cap Value	20.89	22.71	50.98

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

24 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,635 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 18.72%, for the quarter ended June 30, 2003
Worst quarter: –3.98%, for the quarter ended March 31, 2003

____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 25

Mid-Cap Value Fund  |   Value Stocks of Medium-Sized Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Mid-Cap Value Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,017.70	$2.42
5% annual hypothetical return	1,000.00	1,022.57 [b]	2.43

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.48%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$92.27 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	57.76
Middle: $1 billion–$5 billion	33.47
Small: Under $1 billion	8.77

Total	100.00

26 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Small-Cap Equity Fund  |   Stocks of Smaller Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Small-Cap Equity Fund returned 20.53% for the Retirement Share Class, topping the 18.77% return of its benchmark, the Russell 2000® Index, but trailing the 20.94% average return of similar funds, as measured by the Morningstar Small Blend category.

The market runs out of gas in the second half

Although stocks of all sizes rose during the twelve-month period, most of those gains took place during the first six months. The star performer for the period from October through March was the small-cap Russell 2000 Index, which advanced 21.69%. The Russell Midcap® Index followed closely, increasing 19.83%. Last was the predominantly large-cap Russell 1000® Index, which rose 14.40%.

     During the six months from April through September, small caps lost 2.40% and large caps dipped 0.43%, while mid caps added 0.60%. For the twelve-month period ended Septem-ber 30, 2004, the 18.77% rise in small caps trailed the 20.55% return of mid caps, but both outperformed large caps, which were up 13.90%.

Superior stock selection helps the fund outpace the benchmark

For the twelve-month period, the fund exceeded the excellent return of the Russell 2000, primarily because of numerous successful stock selections. Top performers included US Oncology, Tesoro Petroleum, and insurance and consumer financial services company UICI. Each of these stocks more than doubled in price during the period, and the fund’s holdings of each were larger than the stock’s benchmark weighting. Also boosting returns were underweight positions in stocks such as Fred’s, a discount-store chain, and supercomputer company Cray. Both of these suffered double-digit losses during the period.

     The positive effect of these holdings on performance was partly offset by lower-than-expected returns from stocks that included consumer entertainment technology company Cirrus Logic, semiconductor manufacturer ESS Technology, and Talk America Holdings, a telecommunications service provider. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Also detracting from returns were underweight positions in such companies as OSI Pharmaceuticals and Akamai Technologies, a developer of Internet traffic software.

     The fund continued its use of proprietary mathematical models to evaluate and choose attractive stocks in the small-cap category.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 27

Small-Cap Equity Fund  |   Stocks of Smaller Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

Special Investment Risks

Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TRSEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Small-Cap Equity Fund
Retirement Class	20.53%	28.29%	64.70%
Benchmark:
Russell 2000 Index[2]	18.77	27.29	62.13
Peer group:
Morningstar Small Blend	20.94	25.31	57.54

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell 2000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

28 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,470 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 23.38%, for the quarter ended June 30, 2003
Worst quarter: –4.37%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 29

Small-Cap Equity Fund  |   Stocks of Smaller Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Equity Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$983.40	$2.38
5% annual hypothetical return	1,000.00	1,022.57 [b]	2.43

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.48%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$116.45 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	2.79
Middle: $1 billion–$5 billion	37.92
Small: Under $1 billion	59.29

Total	100.00

30 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Large-Cap Growth Index Fund  | Growth Stocks of Larger U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Large-Cap Growth Index Fund returned 7.03% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell 1000® Growth Index, returned 7.51%, versus the 7.61% average return of similar funds, as measured by the Morningstar Large Growth category.

Growth stocks trail the market

Growth stocks as a group lagged value issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended Septem-ber 30, 2004, the Russell 3000® Growth Index, which tracks growth stocks of all sizes, gained 7.82%, while the Russell 3000 Value Index surged 20.89%. Both indexes are subsets of the Russell 3000, which tracks U.S. stocks of all sizes and which posted a 14.26% return for the year.

     Within the growth category, the gains of large-cap growth issues were outpaced by the 13.68% return of the Russell Midcap® Growth Index and the 11.92% return of the small-cap Russell 2000® Growth Index.

Six sectors score double-digit gains

During the twelve-month period, ten of the sectors of the Russell 1000 Growth Index had positive returns, and six had double-digit gains. The three sectors that had the largest effect on performance were consumer discretionary goods, health care, and financials. The only sector to post a loss was technology, which was down 2.3%.

     During the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     As of September 30, 2004, the Russell 1000 Growth Index had an average annual return of –6.78% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 31

Large-Cap Growth Index Fund  |   Growth Stocks of Larger U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

Special Investment Risks

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. In addition, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. Also, the fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TRIRX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Large-Cap Growth Index Fund
Retirement Class	7.03%	15.74%	34.02%
Benchmark:
Russell 1000 Growth Index[2]	7.51	16.33	35.37
Peer group:
Morningstar Large Growth	7.61	14.96	32.48

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell 1000 is a trademark and service mark of the Frank Russell Company.

32 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $13,402 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 14.08%, for the quarter ended June 30, 2003
Worst quarter: –5.38%, for the quarter ended September 30, 2004

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 33

Large-Cap Growth Index Fund  |   Growth Stocks of Larger U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Large-Cap Growth Index Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$963.50	$2.06
5% annual hypothetical return	1,000.00	1,022.87 [b]	2.13

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.42%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$18.41 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	87.46
Middle: $1 billion–$5 billion	12.40
Small: Under $1 billion	0.14

Total	100.00

34 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Large-Cap Value Index Fund  |   Value Stocks of Larger U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Large-Cap Value Index Fund returned 19.82% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell 1000® Value Index, returned 20.52%, versus the 16.86% average return of similar funds, as measured by the Morningstar Large Value category.

Value stocks shine

Value stocks as a group strongly outperformed growth issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended September 30, 2004, the Russell 3000® Value Index, which tracks value stocks of all sizes, climbed 20.89%, while the Russell 3000 Growth Index returned 7.82%. Both indexes are subsets of the Russell 3000, which tracks U.S. stocks of all sizes, and which posted a 14.26% return for the year.

     Within the value category, the impressive return of large-cap value stocks was outpaced by the 25.62% gain of the Russell Midcap® Value Index and the 25.66% gain of the small-cap Russell 2000® Value Index.

Large-cap issues post a broad advance

Gains for large-cap value stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when the Russell 1000 Value Index soared 14.19%. For the year ended September 30, 2004, eleven of the twelve index sectors had double-digit gains. The three sectors that had the largest effect on performance were financials, integrated oils, and utilities. The only sector to post a loss was health care, which was down 5.3%.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of the benchmark.

     As of September 30, 2004, the Russell 1000 Value Index had an average annual return of 4.31% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 35

Large-Cap Value Index Fund  | Value Stocks of Larger U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

Special Investment Risks

The fund is subject to style risk in that value investing may fall out of favor with investors. In addition, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. Also, the fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TRCVX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Large-Cap Value Index Fund
Retirement Class	19.82%	21.75%	48.30%
Benchmark:
Russell 1000 Value Index[2]	20.52	22.39	49.88
Peer group:
Morningstar Large Value	16.86	19.72	43.51

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell 1000 is a trademark and service mark of the Frank Russell Company.

36 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $14,830 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 16.98%, for the quarter ended June 30, 2003
Worst quarter: –4.89%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 37

Large-Cap Value Index Fund  | Value Stocks of Larger U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Large-Cap Value Index Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,021.90	$2.22
5% annual hypothetical return	1,000.00	1,022.77 [b]	2.23

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$0.20 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	86.22
Middle: $1 billion–$5 billion	13.71
Small: Under $1 billion	0.07

Total	100.00

38 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

S&P 500 Index Fund  | Stocks of Larger U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The S&P 500 Index Fund returned 13.29% for the Retirement Share Class. During the period, the fund’s benchmark, the S&P 500® Index, returned 13.87%, versus the 12.22% average return of similar funds, as measured by the Morningstar Large Blend category.

Large caps rally, then stumble

Gains for the large-cap stocks of the S&P 500 Index were concentrated in the first half of the period; during the six months from October 2003 through March 2004, the S&P 500 Index rose 14.08%, versus the 14.94% gain of the Russell 3000® Index, which measures the broad U.S. stock market.

     The higher return of the Russell 3000 was lifted by the 21.69% surge of the small-cap Russell 2000® Index and the 19.83% increase of the Russell Midcap® Index. These two categories made up about one-third of the Russell 3000, in terms of market capitalization, at the end of September. For the twelve-month period ended September 30, 2004, the Russell 3000 returned 14.26%.

     During the twelve-month period, within the S&P 500, value stocks provided the strongest gains. The S&P 500/Barra Value Index soared 20.47%, while the S&P 500/Barra Growth Index returned 7.52%.

     During the six months from April through September, many stock prices fell, reflecting a variety of investor concerns, including the handover of power in Iraq and the question of how much the Federal Reserve would raise interest rates. The S&P 500 lost 0.18%, and the Russell 3000 dropped 0.60%.

The year’s gains are broad-based

For the year ended September 30, 2004, nine of the ten industry sectors of the index posted gains; only information technology, which was down 5.8%, posted a loss. The three largest gains by sector were 43.5% for energy, 19.1% for telecommunications, and 18.3% for utilities.

     During the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 39

S&P 500 Index Fund  | Stocks of Larger U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

Special Investment Risks

Although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. In addition, the fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the fund’s performance will match that of its index for any period of time. An investment in securities of larger companies carries with it the risk that the company (and its earnings) may grow more slowly than the economy as a whole, or not at all. Also, larger companies may fall out of favor with the investing public for reasons unrelated to their businesses or economic fundamentals.

The Fund’s Benchmark

The S&P 500® Index includes a representative sample of 500 leading companies in leading industries of the U.S. economy. You cannot invest directly in this index.

Performance as of 9/30/2004		Ticker Symbol: TRSPX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

S&P 500 Index Fund
Retirement Class	13.29%	18.39%	40.22%
Benchmark:
S&P 500 Index[2]	13.87	18.99	41.65
Peer group:
Morningstar Large Blend	12.22	16.77	36.50

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
2 S&P 500 Index is a registered trademark and a service mark of the McGraw-Hill Companies, Inc.

40 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $14,022 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 15.11%, for the quarter ended June 30, 2003
Worst quarter: –3.18%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 41

S&P 500 Index Fund  | Stocks of Larger U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	S&P 500 Index Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$996.20	$2.20
5% annual hypothetical return	1,000.00	1,022.77 [b]	2.23

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$54.91 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	96.12
Middle: $1 billion–$5 billion	3.85
Small: Under $1 billion	0.03

Total	100.00

42 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Growth Index Fund  | Growth Stocks of Medium-Sized U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Mid-Cap Growth Index Fund returned 13.15% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell Midcap® Growth Index, returned 13.68%, versus the 11.06% average return of similar funds, as measured by the Morningstar Mid-Cap Growth category.

Growth stocks trail the market

Growth stocks as a group lagged value issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended Septem-ber 30, 2004, the Russell 3000® Growth Index, which tracks growth stocks of all sizes, gained 7.82%, while the Russell 3000 Value Index surged 20.89%. Both indexes are subsets of the Russell 3000, which tracks U.S. stocks of all sizes and which posted a 14.26% return for the year.

     Within the growth category, the 13.68% return of the Russell Midcap Growth Index outpaced both the 11.92% rise in the small-cap Russell 2000® Growth Index and the 7.51% return of the predominantly large-cap Russell 1000® Growth Index.

Ten of the twelve sectors score gains

Ten of the twelve sectors of the Russell Midcap Growth Index rose during the twelve-month period. The largest contributions to performance came from the consumer discretionary goods, health care, and non-oil energy sectors. The technology sector, which makes up nearly one-fifth of the index, posted a loss of 2.5% for the period.

     During the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     As of September 30, 2004, the Russell Midcap Growth Index had an average annual return of 0.63% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 43

Mid-Cap Growth Index Fund  |   Growth Stocks of Medium-Sized U.S. Companies

Investment Objective

The fund seeks a favorable long-term return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on a market index.

Special Investment Risks

Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Also, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Growth Index represents those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TRMGX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Mid-Cap Growth Index Fund
Retirement Class	13.15%	24.99%	56.31%
Benchmark:
Russell Midcap Growth Index[2]	13.68	25.61	57.89
Peer group:
Morningstar Mid-Cap Growth	11.06	18.90	41.68

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

44 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,631 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 18.57%, for the quarter ended June 30, 2003
Worst quarter: –4.47%, for the quarter ended September 30, 2004

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 45

Mid-Cap Growth Index Fund  | Growth Stocks of Medium-Sized U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Mid-Cap Growth Index Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$964.70	$2.16
5% annual hypothetical return	1,000.00	1,022.77 [b]	2.23

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$0.34 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	46.93
Middle: $1 billion–$5 billion	52.42
Small: Under $1 billion	0.65

Total	100.00

46 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Value Index Fund  |  Value Stocks of Medium-Sized U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Mid-Cap Value Index Fund returned 24.92% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell Midcap® Value Index, returned 25.62%, versus the 20.89% average return of similar funds, as measured by the Morningstar Mid-Cap Value category.

Value stocks shine

Value stocks as a group strongly outperformed growth issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended September 30, 2004, the Russell 3000® Value Index surged 20.89%, while the Russell 3000 Growth Index gained 7.82%. Both indexes are subsets of the Russell 3000, which tracks U.S. stocks of all sizes and which posted a 14.26% return for the year.

     Within the value category, small caps led the way, posting a 25.66% gain, as measured by the Russell 2000® Value Index, but the return of mid-cap value issues was close behind. The predominantly large-cap Russell 1000® Value Index posted a significantly lower, but still impressive, 20.52% return.

Mid-cap value issues enjoy a broad advance

Gains for mid-cap value stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when the Russell Midcap Value Index soared 15.22%. For the year ended September 30, 2004, eleven of the twelve index sectors had double-digit gains. The three sectors that had the largest effect on performance were financials, materials and processing, and consumer discretionary goods.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of the benchmark.

     As of September 30, 2004, the Russell Midcap Value Index had an average annual return of 11.47% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 47

Mid-Cap Value Index Fund  |   Value Stocks of Medium-Sized U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on a market index.

Special Investment Risks

Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, the fund is subject to style risk in that value investing may fall out of favor with investors. Also, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Value Index represents those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TRVUX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Mid-Cap Value Index Fund
Retirement Class	24.92%	26.30%	59.62%
Benchmark:
Russell Midcap Value Index[2]	25.62	26.91	61.17
Peer group:
Morningstar Mid-Cap Value	20.89	22.71	50.98

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

48 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,962 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 17.74%, for the quarter ended June 30, 2003
Worst quarter: –4.15%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 49

Mid-Cap Value Index Fund  | Value Stocks of Medium-Sized U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Mid-Cap Value Index Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,032.00	$2.16
5% annual hypothetical return	1,000.00	1,022.77 [b]	2.23

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$0.20 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	57.76
Middle: $1 billion–$5 billion	40.83
Small: Under $1 billion	1.41

Total	100.00

50 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Blend Index Fund  | Growth and Value Stocks of Medium-Sized U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Mid-Cap Blend Index Fund returned 19.94% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell Midcap Index, returned 20.55%, versus the 17.40% average return of similar funds, as measured by the Morningstar Mid-Cap Blend category.

Mid caps lead other stocks for the period

Mid-cap stocks as a group strongly outpaced the overall U.S. stock market, which rose 14.26%, as measured by the Russell 3000® Index. Mid caps also beat the predominantly large-cap Russell 1000® Index, which returned 13.90% for the period, and the small-cap Russell 2000® Index, which gained 18.77%.

     Most of the advance in the Russell Midcap Index was recorded in the first half of the reporting period. The index climbed 13.97% in the fourth quarter of 2003, ahead of the 12.43% return posted by the Russell 3000. In the first quarter of 2004, mid caps rose another 5.14%, while the Russell 3000 returned 2.23%.

     From April through September, U.S stock performance stagnated, then turned slightly negative, with mid caps down 0.84% in the third quarter. Their loss, however, was less than that of the Russell 3000, which dropped 1.90%.

All twelve sectors score gains

Every sector of the Russell Midcap Index rose during the twelve-month period. Performance was driven by the 24.7% jump in the financial sector and the 16.4% gain in consumer discretionary goods; these two sectors make up more than 42% of the index. The only sector not to post a double-digit gain was technology, which returned just 3.2%.

     During the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     As of September 30, 2004, the Russell Midcap Index had an average annual return of 8.26% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 51

Mid-Cap Blend Index Fund  | Growth and Value Stocks of Medium-Sized U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on a market index.

Special Investment Risks

Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. Also, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, based on total market capitalization. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TRMBX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Mid-Cap Blend Index Fund
Retirement Class	19.94%	25.80%	58.35%
Benchmark:
Russell Midcap Index[2]	20.55	26.40	59.88
Peer group:
Morningstar Mid-Cap Blend	17.40	22.17	49.84

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

52 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,835 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 18.01%, for the quarter ended June 30, 2003 Worst quarter: –2.38%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 53

Mid-Cap Blend Index Fund  | Growth and Value Stocks of Medium-Sized U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Mid-Cap Blend Index Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,003.50	$2.20
5% annual hypothetical return	1,000.00	1,022.77 [b]	2.23

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$0.56 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	53.72
Middle: $1 billion–$5 billion	45.82
Small: Under $1 billion	0.46

Total	100.00

54 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Small-Cap Growth Index Fund  |   Growth Stocks of Smaller U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Small-Cap Growth Index Fund returned 16.86% for the Retirement Share Class. The fund’s benchmark, the Russell 2000® Growth Index, returned 11.92%, versus the 11.36% average return of similar funds, as measured by the Morningstar Small Growth category.

Growth stocks trail the market

During the period, small-cap growth stocks as a group trailed the overall U.S. stock market, which returned 14.26%, as measured by the Russell 3000® Index. Growth stocks as a group lagged value issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended September 30, 2004, the Russell 3000 Growth Index, which tracks growth stocks of all sizes, gained 7.82%, while the Russell 3000 Value Index surged 20.89%. These indexes are subsets of the Russell 3000.

     Within the growth category, small caps as a group topped the predominantly large-cap Russell 1000® Growth Index, which rose 7.51%, but they trailed the 13.68% jump of the Russell Midcap® Growth Index. Gains for all three indexes were concentrated in the first half of the period and, in particular, in the last quarter of 2003.

Sector returns propel the benchmark

For the year ended September 30, 2004, the only sector of the benchmark to post a loss was technology, which was down 7.4%. The three sectors that had the largest impact on the benchmark’s performance were consumer discretionary goods, health care, and financials.

     The fund seeks to produce a return comparable to that of its benchmark, minus the effect of expenses. For this period, the return of the fund’s Retirement Share Class exceeded its benchmark’s return because of the correction of a transaction processing error. The correction resulted in a gain, which had the effect of increasing the total returns for the fund’s Retirement Share Class.

     As of September 30, 2004, the Russell 2000 Growth Index had an average annual return of –0.68% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 55

Small-Cap Growth Index Fund  | Growth Stocks of Smaller U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on a market index.

Special Investment Risks

Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Also, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell 2000® Growth Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Growth Index represents those stocks of the Russell 2000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TRCGX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Small-Cap Growth Index Fund
Retirement Class	16.86%	28.37%	64.90%
Benchmark:
Russell 2000 Growth Index[2]	11.92	25.91	58.62
Peer group:
Morningstar Small Growth	11.36	22.11	49.67

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell 2000 is a trademark and service mark of the Frank Russell Company.

56 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,490 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 23.96%, for the quarter ended June 30, 2003
Worst quarter: –5.83%, for the quarter ended September 30, 2004

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 57

Small-Cap Growth Index Fund  | Growth Stocks of Smaller U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Growth Index Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$984.40	$2.18
5% annual hypothetical return	1,000.00	1,022.77 [b]	2.23

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$0.28 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Middle: $1 billion–$5 billion	37.53
Small: Under $1 billion	62.47

Total	100.00

58 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Small-Cap Value Index Fund  | Value Stocks of Smaller U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Small-Cap Value Index Fund returned 25.18% for the Retirement Share Class. The fund’s benchmark, the Russell 2000® Value Index, returned 25.66%, versus the 23.91% average return of similar funds, as measured by the Morningstar Small Value category.

Small-cap value shines

During the period, small-cap value stocks as a group strongly outperformed the overall U.S. stock market, which gained 14.26%, as measured by the Russell 3000® Index. Value stocks in general far outpaced growth issues during the twelve-month period, reversing the trend of the previous year (Octo-ber 2002 through September 2003).

     For the year ended September 30, 2004, the Russell 3000 Value Index, which tracks value stocks of all sizes, climbed 20.89%, while its growth counterpart, the Russell 3000 Growth Index, returned 7.82%. These indexes are subsets of the Russell 3000.

     Within the value category, the 25.66% return of the small-cap Russell 2000 Value Index barely topped the 25.62% advance of the Russell Midcap® Value Index, but easily outperformed the 20.52% rise of the predominantly large-cap Russell 1000® Value Index. Gains for all of these indexes were concentrated in the first half of the period and, in particular, in the last quarter of 2003.

Eleven of twelve sectors post gains

For the twelve-month period, the only sector of the benchmark to post a loss was technology, which was down 1.1%. The three sectors that had the largest effect on the benchmark’s performance were financials, materials and processing, and the non-oil energy category.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     As of September 30, 2004, the Russell 2000 Value Index had an average annual return of 14.71% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index. Among value stocks, small caps were the top performers for the three-, five-, and seven-year periods as of that date.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 59

Small-Cap Value Index Fund  | Value Stocks of Smaller U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on a market index.

Special Investment Risks

Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, the fund is subject to style risk in that value investing may fall out of favor with investors. Also, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell 2000® Value Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Value Index represents those stocks of the Russell 2000 with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TRSVX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Small-Cap Value Index Fund
Retirement Class	25.18%	28.04%	64.04%
Benchmark:
Russell 2000 Value Index[2]	25.66	28.58	65.45
Peer group:
Morningstar Small Value	23.91	26.65	60.81

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web www.tiaa-
cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell 2000 is a trademark and service mark of the Frank Russell Company.

60 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,404 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 22.55%, for the quarter ended June 30, 2003
Worst quarter: –5.17%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 61

Small-Cap Value Index Fund  | Value Stocks of Smaller U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Value Index Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,008.60	$2.21
5% annual hypothetical return	1,000.00	1,022.77 [b]	2.23

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.
Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$0.24 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Middle: $1 billion–$5 billion	43.17
Small: Under $1 billion	56.83

Total	100.00

62 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Small-Cap Blend Index Fund  | Growth and Value Stocks of Smaller U.S. Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Small-Cap Blend Index Fund returned 18.26% for the Retirement Share Class. The fund’s benchmark, the small-cap Russell 2000® Index, returned 18.77%, versus the 20.94% average return of similar funds, as measured by the Morningstar Small Blend category.

Small caps surge in the first half, then stall

During the period, small-cap stocks as a group outperformed the overall U.S. market, which returned 14.26%, as measured by the Russell 3000® Index. Value stocks in general far outpaced growth issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003).

     For the year ended September 30, 2004, the Russell 3000 Value Index, which tracks value stocks of all sizes, climbed 20.89%, while its growth counterpart, the Russell 3000 Growth Index, returned 7.82%. These indexes are subsets of the Russell 3000.

     Within the value category, the 25.66% return of the small-cap Russell 2000 Value Index barely topped the 25.62% advance of the Russell Midcap® Value Index, but easily outperformed the 20.52% rise of the predominantly large-cap Russell 1000® Value Index. Gains for all of these indexes were concentrated in the first half of the period and, in particular, in the last quarter of 2003.

Double-digit gains drive the benchmark’s advance

For the year ended September 30, 2004, the only sector of the benchmark to post a loss was technology, which was down 5.9%. All other eleven sectors delivered double-digit returns, led by the integrated oils category, which jumped 84%. The three sectors that had the largest impact on the benchmark’s performance were financials, materials and processing, and consumer discretionary goods.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     As of September 30, 2004, the Russell 2000 Index had an average annual return of 7.41% over the previous five years, compared with –0.10% for the broad-based Russell 3000 Index.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 63

Small-Cap Blend Index Fund  | Growth and Value Stocks of Smaller U.S. Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic companies based on a market index.

Special Investment Risks

Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, although the fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TRBIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Small-Cap Blend Index Fund
Retirement Class	18.26%	26.67%	60.55%
Benchmark:
Russell 2000 Index[2]	18.77	27.29	62.13
Peer group:
Morningstar Small Blend	20.94	25.31	57.54

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell 2000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

64 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,055 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 23.24%, for the quarter ended June 30, 2003
Worst quarter: –4.58%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 65

Small-Cap Blend Index Fund  | Growth and Value Stocks of Smaller U.S. Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Blend Index Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$974.80	$2.17
5% annual hypothetical return	1,000.00	1,022.77 [b]	2.23

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$0.33 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	3.45
Middle: $1 billion–$5 billion	38.34
Small: Under $1 billion	58.21

Total	100.00

66 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

International Equity Index Fund  |   Foreign Stocks

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The International Equity Index Fund returned 21.68% for the Retirement Share Class. During the period, the fund’s benchmark, the Morgan Stanley EAFE® Index, returned 22.08%, versus the 19.20% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Strong currencies boost early advances

During the period, foreign stocks, as measured by the EAFE index, which tracks stocks in 21 developed nations, produced substantially higher returns than the Russell 3000® Index, which tracks the broad U.S. market. The returns of foreign stocks were boosted by the dollar’s weakness against the pound, yen, and euro.

     Stocks in many foreign markets and in the United States rallied in the fourth quarter of 2003, when the EAFE index posted a 17.08% gain in dollar terms. The European component of the index, which represents more than two-thirds of its total market capitalization, was up 20.37% for the quarter.

     In the first quarter of 2004, the EAFE added another 4.34% on the strength of a 15.14% surge in its Japanese component. These gains lifted the EAFE’s return to 22.16% for the six months ended March 31.

Currency factors cushion third-quarter losses

Rising oil prices and mixed signals on economic growth contributed to a broad softening of foreign stock prices in the second half of the period. The EAFE’s return for the second quarter of 2004 dropped to 0.22%. In the third quarter, the EAFE slipped into negative territory, posting a 0.28% loss in dollar terms. Results for the quarter varied widely, with U.K. stocks up 2.78% in dollar terms, Japanese stocks down 7.47%, and French stocks returning just 0.02%.

     In terms of its local currencies, the EAFE dropped 1.03% in the third quarter of 2004, but a stronger euro helped reduce this decline. The EAFE’s return for the six months from April through September was –0.06% in dollar terms.

     During the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 67

International Equity Index Fund  | Foreign Stocks

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

Special Investment Risks

Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes. In addition, although this fund attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.

The Fund’s Benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in 21 developed countries around the world, excluding the United States and Canada. You cannot invest directly in this index.

Performance as of 9/30/2004		Ticker Symbol: TRIEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

International Equity Index Fund
Retirement Class	21.68%	23.51%	52.63%
Benchmark:
Morgan Stanley EAFE Index[2]	22.08	23.99	53.83
Peer group:
Morningstar Foreign Large Blend	19.20	20.49	45.35

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
2 EAFE is a trademark of Morgan Stanley Capital International, Inc.

68 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,263 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 19.20%, for the quarter ended June 30, 2003
Worst quarter: –8.20%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 69

International Equity Index Fund  |   Foreign Stocks

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	International Equity Index Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,000.00	$2.50
5% annual hypothetical return	1,000.00	1,022.47 [b]	2.53

a   Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.50%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
b Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Diversification Among World Markets

Percent of
Country	Invested Assets

United Kingdom	25.5
Japan	22.2
France	9.3
Switzerland	6.9
Germany	6.7
Australia	5.3
Netherlands	4.7
Italy	3.9
13 Other Nations	15.4
Short-Term Investments	0.1

Total	100.0

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	85.03
Middle: $1 billion–$5 billion	11.89
Small: Under $1 billion	3.08

Total	100.00

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$0.79 million

70 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Real Estate Securities Fund  | Real Estate Securities

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Real Estate Securities Fund returned 25.81% for the Retirement Share Class. During the period, the fund’s benchmark, the Dow Jones Wilshire Real Estate Securities Index, returned 26.51%, versus the 25.06% average return of similar funds, as measured by the Morningstar Specialty Real Estate category.

The REIT market surges, reverses, and rebounds

Most of the rise in the real estate investment trust (REIT) market occurred early in the reporting period. The Dow Jones Wilshire Real Estate Securities Index advanced 9.29% in the fourth quarter of 2003 and added 12.11% in the first quarter of 2004. In both quarters, retail properties—regional malls in particular—were the star performers. Apartments were the weakest sector, as historically low interest rates continued to turn renters into home buyers. The office sector lagged as a result of the low rate of job growth in the nation’s economy.

     In the second half of the twelvemonth period, REITs experienced a degree of volatility unprecedented since the modern REITs era began in 1992. The index dropped almost 14% in April alone before staging a powerful comeback and finishing in positive territory for the six-month period ended September 30. For the twelvemonth period, the benchmark’s 26.51% return surpassed the 14.26% gain of the Russell 3000® Index, which tracks the broad domestic stock market. For the five-year period ended September 30, 2004, the benchmark’s 18.71% average annual gain trounced the –0.10% average annual return for the Russell.

With REIT prices so high, the fund is positioned defensively

During the first half of the period, the fund outpaced its benchmark, 24.15% to 22.53%, by overweighting retail properties and underweighting apartments, relative to the benchmark’s weightings. During the second half, the fund trimmed its holdings in the retail sector, which appeared overvalued.

     The fund further underweighted positions in the apartment sector and maintained an underweight in the office sector. However, the fund built substantial overweight positions in the mortgage REIT and net lease sectors, two areas that seem to be fairly priced and tend to hold their value in declining markets. As REIT valuations again became extended at the end of the period, we maintained a portfolio that we believed to be appropriate for prevailing market conditions.

     Throughout the twelve-month period, the fund’s portfolio remained broadly diversified among nine real estate sectors and across three cap sizes.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 71

Real Estate Securities Fund  | Real Estate Securities

Investment Objective

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

Special Investment Risks

The fund is not diversified by sector, and this concentration can lead to greater price volatility. In addition, the real estate industry is subject to various risks, including fluctuations in underlying property values, higher expenses or lower income than expected, and potential environmental problems and liabilities.

The Fund’s Benchmark

The Dow Jones Wilshire Real Estate Securities Index tracks the performance of publicly traded real estate securities such as real estate investment trusts and real estate operating companies. Companies in the index generally have a market capi talization of at least $100 million. You cannot invest directly in this index.

Performance as of 9/30/2004		Ticker Symbol: TRRSX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Real Estate Securities Fund
Retirement Class	25.81%	28.30%	64.71%
Benchmark:
Dow Jones Wilshire
Real Estate Securities Index	26.51	26.67	60.56
Peer group:
Morningstar Specialty Real Estate	25.06	25.62	58.04

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002

72 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,471 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 15.05%, for the quarter ended June 30, 2003
Worst quarter: –6.25%, for the quarter ended June 30, 2004

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 73

Real Estate Securities Fund  | Real Estate Securities

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Real Estate Securities Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,013.40	$2.37
5% annual hypothetical return	1,000.00	1,022.62 [b]	2.38

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.47%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$69.98 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	16.93
Middle: $1 billion–$5 billion	36.1
Small: Under $1 billion	46.97

Total	100.00

74 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Social Choice Equity Fund  | Socially Screened Stocks

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Social Choice Equity Fund returned 13.78% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell 3000® Index, returned 14.26%, versus the 12.22% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments for social criteria, as the fund does.

Social screens affect performance

The fund’s social screens excluded a number of stocks that are large components of the benchmark, in terms of market capitalization. Excluding these stocks produced both positive and negative effects on the fund’s return.

     The exclusion of Citigroup, Pfizer, and Wal-Mart, all three of which performed poorly during the period, helped the fund’s performance, relative to the benchmark’s. However, the screens also hurt relative performance by excluding other stocks that scored large gains during the twelve-month period. These included ExxonMobil, ChevronTexaco, and ConocoPhillips. ExxonMobil was the second-largest holding in the Russell 3000 and contributed more to the performance of the index than any other single stock.

Active risk management adds value

Because its social screens prevent the fund from owning some of the stocks in the Russell 3000 Index, the fund’s managers use statistical techniques to ensure that the risk characteristics of the portfolio closely resemble those of the index. As a result, the fund had overweight holdings, compared with the benchmark, in several stocks that outperformed the benchmark, including railroad company Norfolk Southern and Anadarko Petroleum.

     The positive effect of these holdings on performance was countered by overweight positions in several poorly performing stocks. Among these was Merck, which suffered sizable losses during the period. Underweight positions in several well-performing stocks, including Bank of America, also detracted slightly from relative performance.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 75

Social Choice Equity Fund  | Socially Screened Stocks

Investment Objective

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

Special Investment Risks

Because its social screens exclude some investments, the fund may not be able to take advantage of the same opportunities or market trends as funds that do not use such criteria.

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of 9/30/2004		Ticker Symbol: TRSCX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Social Choice Equity Fund
Retirement Class	13.78%	19.43%	42.70%
Benchmark:
Russell 3000 Index[2]	14.26	19.92	43.87
Peer group:
Morningstar Large Blend	12.22	16.77	36.50

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at
www.tiaa-cref.org, or call 800 842-2252.
_____
[1] Inception date: 10/1/2002
[2] Russell 3000 is a trademark and service mark of the Frank Russell Company.

76 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $14,270 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retirement Class

Best quarter: 15.92%, for the quarter ended June 30, 2003
Worst quarter: –2.89%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 77

Social Choice Equity Fund  |   Socially Screened Stocks

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Social Choice Equity Fund (Retirement Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$989.10	$2.19
5% annual hypothetical return	1,000.00	1,022.77 [b]	2.23

[a] Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
[b] Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the sub-
traction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (9/30/2004)	$28.87 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	83.63
Middle: $1 billion–$5 billion	11.54
Small: Under $1 billion	4.83

Total	100.00

78 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Growth & Income Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	ELECTRIC, GAS, AND SANITARY SERVICES			$ 311	0.00%

		TOTAL PREFERRED STOCKS	(Cost $248)	311	0.00

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES			328,476	0.05

	APPAREL AND ACCESSORY STORES			2,471,486	0.37

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc		97,839	3,835,289	0.58
	Lowe’s Cos		135,867	7,384,371	1.12

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			11,219,660	1.70

	BUSINESS SERVICES
	Microsoft Corp		665,117	18,390,485	2.78
*	Oracle Corp		326,489	3,682,796	0.56
	Other Securities			17,078,734	2.58

		TOTAL BUSINESS SERVICES		39,152,015	5.92

	CHEMICALS AND ALLIED PRODUCTS
	Air Products & Chemicals, Inc		63,080	3,430,290	0.52
*	Amgen, Inc		77,894	4,415,032	0.67
	Lilly (Eli) & Co		91,661	5,504,243	0.83
	Merck & Co, Inc		142,957	4,717,581	0.71
	Pfizer, Inc		494,394	15,128,456	2.29
	Procter & Gamble Co		291,508	15,776,413	2.39
	Other Securities			21,384,994	3.22

		TOTAL CHEMICALS AND ALLIED PRODUCTS		70,357,009	10.63

	COMMUNICATIONS
*	Comcast Corp (Class A)		135,973	3,839,878	0.58
	SBC Communications, Inc		199,618	5,180,087	0.78
	Verizon Communications, Inc		177,731	6,999,047	1.06
	Viacom, Inc (Class B)		109,782	3,684,284	0.56
	Other Securities			15,396,094	2.33

		TOTAL COMMUNICATIONS		35,099,390	5.31

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp		266,186	11,533,839	1.74
	Citigroup, Inc		335,843	14,817,393	2.24
	JPMorgan Chase & Co		228,411	9,074,769	1.37
	U.S. Bancorp		311,121	8,991,397	1.36
	Wells Fargo & Co		105,643	6,299,492	0.95
	Other Securities			16,945,182	2.57

		TOTAL DEPOSITORY INSTITUTIONS		67,662,072	10.23

	EATING AND DRINKING PLACES			6,463,934	0.98

	ELECTRIC, GAS, AND SANITARY SERVICES			18,204,102	2.75

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 79

Growth & Income Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	General Electric Co		687,903	$ 23,099,783	3.49%
	Intel Corp		386,986	7,762,939	1.17
	Motorola, Inc		203,133	3,664,519	0.55
	Qualcomm, Inc		143,550	5,604,192	0.85
	Other Securities			16,395,395	2.49

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			56,526,828	8.55

	ENGINEERING AND MANAGEMENT SERVICES
*	Accenture Ltd (Class A)		133,952	3,623,402	0.55
	Monsanto Co		140,962	5,133,836	0.78
	Other Securities			372,183	0.05

	TOTAL ENGINEERING AND MANAGEMENT SERVICES			9,129,421	1.38

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc		61,652	5,744,117	0.87
	Other Securities			3,729,243	0.56

		TOTAL FABRICATED METAL PRODUCTS		9,473,360	1.43

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co		157,346	6,301,707	0.95
	PepsiCo, Inc		190,959	9,290,155	1.40
	Other Securities			8,217,054	1.25

		TOTAL FOOD AND KINDRED PRODUCTS		23,808,916	3.60

	FOOD STORES			1,707,486	0.26

	FORESTRY			1,148,708	0.17

	FURNITURE AND FIXTURES			467,004	0.07

	FURNITURE AND HOMEFURNISHINGS STORES			4,402,876	0.67

	GENERAL BUILDING CONTRACTORS			941,374	0.14

	GENERAL MERCHANDISE STORES
	Target Corp		136,634	6,182,689	0.93
	Wal-Mart Stores, Inc		271,771	14,458,217	2.19
	Other Securities			6,203,611	0.94

		TOTAL GENERAL MERCHANDISE STORES		26,844,517	4.06

	HEALTH SERVICES			3,421,425	0.52

	HOLDING AND OTHER INVESTMENT OFFICES			4,074,598	0.62

	HOTELS AND OTHER LODGING PLACES			1,449,733	0.22

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co		47,311	3,783,461	0.57
*	Cisco Systems, Inc		483,112	8,744,327	1.32
*	Dell, Inc		295,605	10,523,538	1.59
d	International Business Machines Corp		81,720	7,006,673	1.06
	Other Securities			13,921,171	2.11

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		43,979,170	6.65

80 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc		75,142	$ 3,899,870	0.59%
*	St. Jude Medical, Inc		70,735	5,324,223	0.81
	Other Securities			11,123,676	1.68

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		20,347,769	3.08

	INSURANCE AGENTS, BROKERS AND SERVICE			628,557	0.10

	INSURANCE CARRIERS
	American International Group, Inc		170,045	11,561,360	1.75
	Safeco Corp		124,557	5,686,027	0.86
	Other Securities			16,725,882	2.52

		TOTAL INSURANCE CARRIERS		33,973,269	5.13

	LEATHER AND LEATHER PRODUCTS			1,788,130	0.27

	METAL MINING			1,286,773	0.19

	MISCELLANEOUS MANUFACTURING INDUSTRIES			570,996	0.09

	MISCELLANEOUS RETAIL
*	eBay, Inc		41,298	3,796,938	0.57
	Other Securities			342,262	0.06

		TOTAL MISCELLANEOUS RETAIL		4,139,200	0.63

	MOTION PICTURES
*	Time Warner, Inc		365,477	5,898,799	0.89
	Other Securities			2,789,909	0.42

		TOTAL MOTION PICTURES		8,688,708	1.31

	NONDEPOSITORY INSTITUTIONS
	American Express Co		169,858	8,740,893	1.32
	Fannie Mae		135,713	8,604,204	1.30
	MBNA Corp		239,944	6,046,589	0.91
	Other Securities			970,902	0.15

		TOTAL NONDEPOSITORY INSTITUTIONS		24,362,588	3.68

	OIL AND GAS EXTRACTION			5,162,622	0.78

	PAPER AND ALLIED PRODUCTS			2,298,423	0.35

	PERSONAL SERVICES			66,844	0.01

	PETROLEUM AND COAL PRODUCTS
	ConocoPhillips		66,786	5,533,220	0.84
	ExxonMobil Corp		512,920	24,789,424	3.74
	Other Securities			5,947,830	0.90

		TOTAL PETROLEUM AND COAL PRODUCTS		36,270,474	5.48

	PRIMARY METAL INDUSTRIES			146,378	0.02

	PRINTING AND PUBLISHING			1,458,268	0.22

	RAILROAD TRANSPORTATION			1,956,054	0.30

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			144,330	0.02

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 81

Growth & Income Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc		51,139	$ 4,768,200	0.72%
Other Securities			8,965,855	1.36

	TOTAL SECURITY AND COMMODITY BROKERS		13,734,055	2.08

TOBACCO PRODUCTS
Altria Group, Inc		142,528	6,704,517	1.01
Other Securities			1,708,097	0.26

	TOTAL TOBACCO PRODUCTS		8,412,614	1.27

TRANSPORTATION BY AIR			869,186	0.13

TRANSPORTATION EQUIPMENT
United Technologies Corp		104,721	9,778,847	1.48
Other Securities			12,929,552	1.95

	TOTAL TRANSPORTATION EQUIPMENT		22,708,399	3.43

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)		104,659	7,945,711	1.20

	TOTAL TRUCKING AND WAREHOUSING		7,945,711	1.20

WATER TRANSPORTATION			2,912,218	0.44

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson		191,446	10,784,153	1.63

	TOTAL WHOLESALE TRADE-DURABLE GOODS		10,784,153	1.63

WHOLESALE TRADE-NONDURABLE GOODS			1,031,121	0.16

	TOTAL COMMON STOCKS	(Cost $642,749,224)	650,020,400	98.28

ISSUER		PRINCIPAL

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Farm Credit Bank (FFCB)	1.230%, 10/01/04	$11,640,000	11,639,467	1.76

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			11,639,467	1.76

	TOTAL SHORT-TERM INVESTMENTS	(Cost $11,639,467)	11,639,467	1.76

	TOTAL PORTFOLIO	(Cost $654,388,939)	661,660,178	100.04
	OTHER ASSETS & LIABILITIES, NET		(283,474)	(0.04)

	NET ASSETS		$661,376,704	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $658,096,597. Net unrealized appreciation of portfolio investments aggregated $3,563,581 of which $44,258,021 related to appreciated portfolio investments and $40,694,440 related to depreciated portfolio investments.

82 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

PREFERRED STOCKS
PRINTING AND PUBLISHING			$ 1,830,251	0.30%

	TOTAL PREFERRED STOCKS	(Cost $1,709,427)	1,830,251	0.30

COMMON STOCKS
APPAREL AND ACCESSORY STORES
Fast Retailing Co Ltd		56,900	3,866,815	0.64
Other Securities			1,008,917	0.16

	TOTAL APPAREL AND ACCESSORY STORES		4,875,732	0.80

APPAREL AND OTHER TEXTILE PRODUCTS			861,952	0.14

AUTOMOTIVE DEALERS AND SERVICE STATIONS			601,397	0.10

BUILDING MATERIALS AND GARDEN SUPPLIES
Wolseley plc		301,158	5,141,698	0.85

TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			5,141,698	0.85

BUSINESS SERVICES
Public Power Corp		187,930	4,658,845	0.77
Other Securities			14,020,098	2.31

	TOTAL BUSINESS SERVICES		18,678,943	3.08

CHEMICALS AND ALLIED PRODUCTS
AstraZeneca plc (United Kingdom)		130,224	5,337,397	0.88
GlaxoSmithKline plc		459,284	9,898,362	1.63
Novartis AG. (Regd)		176,797	8,240,238	1.36
Reckitt Benckiser plc		334,614	8,198,474	1.35
Sanofi-Aventis		131,167	9,513,910	1.57
Shin-Etsu Chemical Co Ltd		116,400	4,182,226	0.69
Takeda Pharmaceutical Co Ltd		100,100	4,541,124	0.75
Other Securities			9,915,008	1.64

	TOTAL CHEMICALS AND ALLIED PRODUCTS		59,826,739	9.87

COAL MINING			1,296,198	0.21

COMMUNICATIONS
KDDI Corp		1,065	5,169,668	0.85
KPN NV		615,801	4,611,894	0.76
Telefonica S.A.		340,225	5,091,841	0.84
Vodafone Group plc		3,376,313	8,079,949	1.33
Vodafone Group plc (Spon ADR)		185,928	4,482,724	0.74
Other Securities			11,268,521	1.86

	TOTAL COMMUNICATIONS		38,704,597	6.38

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 83

International Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	DEPOSITORY INSTITUTIONS
	Banca Intesa S.p.A.		1,325,216	$ 5,036,510	0.83%
	Barclays plc		499,865	4,794,009	0.79
	Depfa Bank plc		717,099	9,779,194	1.61
	Deutsche Bank AG. (Regd)		70,065	5,035,890	0.83
	HSBC Holdings plc (United Kingdom)		856,038	13,585,102	2.24
	Mitsubishi Tokyo Financial Group, Inc		535	4,460,963	0.74
	Royal Bank Of Scotland Group plc		537,087	15,511,285	2.56
	Shinsei Bank Ltd		889,000	5,388,123	0.89
	UBS AG. (Regd)		255,409	17,979,059	2.97
	Other Securities			26,870,012	4.43

		TOTAL DEPOSITORY INSTITUTIONS		108,440,147	17.89

	ELECTRIC, GAS, AND SANITARY SERVICES
	E.ON AG.		154,668	11,410,600	1.88
	Other Securities			13,585,560	2.24

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		24,996,160	4.12

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	ABB Ltd		1,190,447	7,264,520	1.20
	Kyocera Corp		50,900	3,579,141	0.59
	Nokia Oyj		368,303	5,068,350	0.84
	STMicroelectronics NV		648,585	11,180,931	1.84
	Other Securities			14,926,627	2.46

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			42,019,569	6.93

	FABRICATED METAL PRODUCTS
	Geberit AG. (Regd)		7,400	5,748,378	0.95
	Other Securities			1,370,946	0.22

		TOTAL FABRICATED METAL PRODUCTS		7,119,324	1.17

	FOOD AND KINDRED PRODUCTS
	Groupe Danone		61,527	4,837,166	0.80
	Other Securities			12,300,575	2.03

		TOTAL FOOD AND KINDRED PRODUCTS		17,137,741	2.83

	FOOD STORES
	Tesco plc		2,488,625	12,845,629	2.12
	Other Securities			728,532	0.12

		TOTAL FOOD STORES		13,574,161	2.24

	FURNITURE AND HOMEFURNISHINGS STORES			873,916	0.14

	GENERAL BUILDING CONTRACTORS			2,238,296	0.37

	GENERAL MERCHANDISE STORES			3,401,724	0.56

	HEALTH SERVICES			991,173	0.16

	HEAVY CONSTRUCTION, EXCEPT BUILDING
	Vinci S.A.		153,027	17,609,015	2.90
	Other Securities			246,079	0.05

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING		17,855,094	2.95

84 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	HOLDING AND OTHER INVESTMENT OFFICES			$ 5,991,646	0.99%

	HOTELS AND OTHER LODGING PLACES			380,347	0.06

	INDUSTRIAL MACHINERY AND EQUIPMENT			11,663,091	1.92

	INSTRUMENTS AND RELATED PRODUCTS
	The Swatch Group AG. (Regd)		322,052	8,859,203	1.46
	Other Securities			3,518,035	0.58

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		12,377,238	2.04

	INSURANCE CARRIERS
	Zurich Financial Services AG.		48,753	6,949,655	1.15
	Other Securities			19,457,407	3.21

		TOTAL INSURANCE CARRIERS		26,407,062	4.36

	LOCAL AND INTERURBAN PASSENGER TRANSIT			1,578,685	0.26

	METAL MINING			7,130,567	1.18

	MISCELLANEOUS RETAIL			3,277,374	0.54

	NONDEPOSITORY INSTITUTIONS
	HBOS plc		302,072	4,077,740	0.67
*	Hypo Real Estate Holding		283,124	9,705,264	1.60
	Other Securities			1,470,675	0.25

		TOTAL NONDEPOSITORY INSTITUTIONS		15,253,679	2.52

	OIL AND GAS EXTRACTION
	Shell Transport & Trading Co plc		750,367	5,505,983	0.91
	Total S.A.		21,914	4,463,619	0.74
	Other Securities			810,775	0.13

		TOTAL OIL AND GAS EXTRACTION		10,780,377	1.78

	PAPER AND ALLIED PRODUCTS			6,201,178	1.02

	PETROLEUM AND COAL PRODUCTS
	BHP Billiton Ltd		467,635	4,864,183	0.80
	BP plc		753,304	7,190,565	1.19
	BP plc (Spon ADR)		31,531	1,813,978	0.30
	ENI S.p.A.		202,157	4,529,465	0.75
	Nippon Oil Corp		738,000	4,653,722	0.77
	Royal Dutch Petroleum Co		138,894	7,153,838	1.18
	Other Securities			3,436,850	0.56

		TOTAL PETROLEUM AND COAL PRODUCTS		33,642,601	5.55

	PRIMARY METAL INDUSTRIES			3,588,406	0.59

	PRINTING AND PUBLISHING
	Reed Elsevier plc		1,057,362	9,279,738	1.53
	Other Securities			3,184,308	0.53

		TOTAL PRINTING AND PUBLISHING		12,464,046	2.06

	RAILROAD TRANSPORTATION			1,409,571	0.23

	REAL ESTATE			711,422	0.12

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 85

International Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	SECURITY AND COMMODITY BROKERS
	Deutsche Boerse AG.		84,725	$ 4,284,902	0.71%
	Other Securities			3,438,806	0.56

		TOTAL SECURITY AND COMMODITY BROKERS		7,723,708	1.27

	STONE, CLAY, AND GLASS PRODUCTS
	Holcim Ltd (Regd)		306,347	16,155,161	2.66
	Other Securities			2,919,157	0.49

		TOTAL STONE, CLAY, AND GLASS PRODUCTS		19,074,318	3.15

	TRANSPORTATION BY AIR			1,590,297	0.26

	TRANSPORTATION EQUIPMENT
*	Fiat S.p.A.		2,518,483	18,142,144	2.99
	Toyota Motor Corp		199,200	7,627,129	1.26
	Other Securities			6,146,318	1.01

		TOTAL TRANSPORTATION EQUIPMENT		31,915,591	5.26

	TRUCKING AND WAREHOUSING			990,555	0.16

	WATER TRANSPORTATION			1,829,197	0.30

	WHOLESALE TRADE-DURABLE GOODS			3,770,975	0.62

	WHOLESALE TRADE-NONDURABLE GOODS
	Celesio AG.		135,476	9,237,539	1.52
	Other Securities			3,642,886	0.61

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		12,880,425	2.13

		TOTAL COMMON STOCKS	(Cost $569,922,434)	601,266,917	99.16

		TOTAL PORTFOLIO	(Cost $571,631,861)	603,097,168	99.46
		OTHER ASSETS & LIABILITIES, NET		3,262,601	0.54

		NET ASSETS		$606,359,769	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $574,696,510. Net unrealized appreciation of portfolio investments aggregated $28,400,658 of which $46,258,565 related to appreciated portfolio investments and $17,857,907 related to depreciated portfolio investments.

86 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES			$ 1,629,399	0.69%

	APPAREL AND OTHER TEXTILE PRODUCTS			293,477	0.12

	BUSINESS SERVICES
	Microsoft Corp		115,355	3,189,566	1.34
	Other Securities			3,975,860	1.67

		TOTAL BUSINESS SERVICES		7,165,426	3.01

	CHEMICALS AND ALLIED PRODUCTS
	Merck & Co, Inc		65,030	2,145,990	0.90
	Rhodia S.A. (Spon ADR)		1,208,397	1,800,512	0.75
	Other Securities			3,862,637	1.63

		TOTAL CHEMICALS AND ALLIED PRODUCTS		7,809,139	3.28

	COMMUNICATIONS
*	Comcast Corp (Class A)		76,074	2,148,330	0.90
	SBC Communications, Inc		167,912	4,357,316	1.83
	Sprint Corp		114,936	2,313,662	0.97
	Verizon Communications, Inc		141,640	5,577,783	2.35
	Viacom, Inc (Class B)		104,383	3,503,093	1.48
	Other Securities			404,024	0.17

		TOTAL COMMUNICATIONS		18,304,208	7.70

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp		136,676	5,922,171	2.49
	Citigroup, Inc		216,925	9,570,731	4.03
	Comerica, Inc		43,643	2,590,212	1.09
	Fifth Third Bancorp		63,614	3,131,081	1.32
	JPMorgan Chase & Co		91,410	3,631,719	1.53
	National City Corp		76,597	2,958,176	1.24
	North Fork Bancorp, Inc		51,532	2,290,597	0.96
	Northern Trust Corp		58,599	2,390,839	1.01
	U.S. Bancorp		65,207	1,884,482	0.79
	Wachovia Corp		37,590	1,764,851	0.74
	Wells Fargo & Co		28,997	1,729,091	0.73
	Other Securities			710,524	0.29

		TOTAL DEPOSITORY INSTITUTIONS		38,574,474	16.22

	EATING AND DRINKING PLACES
*	Brinker International, Inc		82,406	2,566,947	1.08

		TOTAL EATING AND DRINKING PLACES		2,566,947	1.08

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 87

Large-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	E.ON AG. (Spon ADR)		29,122	$ 2,146,291	0.90%
	Entergy Corp		35,292	2,139,048	0.90
*	PG&E Corp		92,413	2,809,355	1.18
	Waste Management, Inc		108,892	2,977,107	1.25
	Other Securities			6,771,716	2.85

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		16,843,517	7.08

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	General Electric Co		394,271	13,239,620	5.57
	Other Securities			3,933,618	1.65

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			17,173,238	7.22

	ENGINEERING AND MANAGEMENT SERVICES
	Monsanto Co		88,480	3,222,442	1.36

	TOTAL ENGINEERING AND MANAGEMENT SERVICES			3,222,442	1.36

	FABRICATED METAL PRODUCTS			1,435,757	0.60

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Enterprises, Inc		95,623	1,807,275	0.76
	Other Securities			1,397,451	0.59

		TOTAL FOOD AND KINDRED PRODUCTS		3,204,726	1.35

	FOOD STORES			1,471,770	0.62

	FORESTRY
	Weyerhaeuser Co		32,834	2,182,804	0.92

		TOTAL FORESTRY		2,182,804	0.92

	GENERAL MERCHANDISE STORES			1,617,456	0.68

	HEALTH SERVICES
*	Tenet Healthcare Corp		163,401	1,763,097	0.74

		TOTAL HEALTH SERVICES		1,763,097	0.74

	HOLDING AND OTHER INVESTMENT OFFICES
	iShares Russell 1000 Value Index Fund		132,084	7,999,007	3.36
	Other Securities			5,231,677	2.20

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES			13,230,684	5.56

	HOTELS AND OTHER LODGING PLACES			1,439,564	0.61

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Hewlett-Packard Co		103,635	1,943,156	0.82
*	Maxtor Corp		342,487	1,780,932	0.75
	Other Securities			5,263,272	2.21

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		8,987,360	3.78

	INSTRUMENTS AND RELATED PRODUCTS
	Raytheon Co		62,850	2,387,043	1.01
	Other Securities			1,146,826	0.48

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		3,533,869	1.49

88 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INSURANCE CARRIERS
	American International Group, Inc		67,370	$ 4,580,486	1.92%
	Other Securities			7,069,584	2.98

		TOTAL INSURANCE CARRIERS		11,650,070	4.90

	MOTION PICTURES
*	Time Warner, Inc		322,527	5,205,586	2.19

		TOTAL MOTION PICTURES		5,205,586	2.19

	NONDEPOSITORY INSTITUTIONS
	Fannie Mae		58,642	3,717,903	1.56

		TOTAL NONDEPOSITORY INSTITUTIONS		3,717,903	1.56

	OIL AND GAS EXTRACTION
	Kerr-McGee Corp		42,887	2,455,281	1.03
	Other Securities			1,821,596	0.77

		TOTAL OIL AND GAS EXTRACTION		4,276,877	1.80

	PAPER AND ALLIED PRODUCTS
	International Paper Co		72,307	2,921,926	1.23
*	Smurfit-Stone Container Corp		106,855	2,069,781	0.87

		TOTAL PAPER AND ALLIED PRODUCTS		4,991,707	2.10

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp		78,176	4,193,361	1.76
	ConocoPhillips		23,875	1,978,044	0.83
	ExxonMobil Corp		232,446	11,234,115	4.73

		TOTAL PETROLEUM AND COAL PRODUCTS		17,405,520	7.32

	PRINTING AND PUBLISHING
	Knight Ridder, Inc		42,797	2,801,064	1.18

		TOTAL PRINTING AND PUBLISHING		2,801,064	1.18

	RAILROAD TRANSPORTATION
	CSX Corp		64,531	2,142,429	0.90

		TOTAL RAILROAD TRANSPORTATION		2,142,429	0.90

	REAL ESTATE			58,241	0.02

	SECURITY AND COMMODITY BROKERS
	Charles Schwab Corp		196,880	1,809,327	0.76
	Goldman Sachs Group, Inc		41,580	3,876,919	1.63
	Morgan Stanley		104,171	5,135,630	2.16
	Other Securities			1,596,559	0.67

		TOTAL SECURITY AND COMMODITY BROKERS		12,418,435	5.22

	STONE, CLAY, AND GLASS PRODUCTS			1,602,254	0.67

	TOBACCO PRODUCTS
	Altria Group, Inc		180,772	8,503,515	3.59

		TOTAL TOBACCO PRODUCTS		8,503,515	3.59

	TRANSPORTATION BY AIR			721,273	0.30

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 89

Large-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

TRANSPORTATION EQUIPMENT
General Motors Corp		52,978	$ 2,250,505	0.95%
United Technologies Corp		25,204	2,353,550	0.99
Other Securities			2,598,299	1.09

	TOTAL TRANSPORTATION EQUIPMENT		7,202,354	3.03

WHOLESALE TRADE-NONDURABLE GOODS
AmerisourceBergen Corp		36,039	1,935,656	0.82

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS		1,935,656	0.82

	TOTAL COMMON STOCKS	(Cost $224,517,795)	237,082,238	99.71

	TOTAL PORTFOLIO	(Cost $224,517,795)	237,082,238	99.71
	OTHER ASSETS & LIABILITIES, NET		686,945	0.29

	NET ASSETS		$237,769,183	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $225,448,683 . Net unrealized appreciation of portfolio investments aggregated $11,633,555 of which $17,318,939 related to appreciated portfolio investments and $5,685,384 related to depreciated portfolio investments.

90 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Growth Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES			$ 1,029,394	0.81%

	APPAREL AND ACCESSORY STORES			1,665,018	1.31

	AUTOMOTIVE DEALERS AND SERVICE STATIONS
*	Advance Auto Parts		25,600	880,640	0.69

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS			880,640	0.69

	BUSINESS SERVICES
	Adobe Systems, Inc		20,500	1,014,135	0.80
*	DST Systems, Inc		28,383	1,262,192	1.00
*	Juniper Networks, Inc		72,052	1,700,427	1.34
	Manpower, Inc		31,955	1,421,678	1.12
*	McAfee, Inc		53,448	1,074,305	0.85
*	Mercury Interactive Corp		29,922	1,043,679	0.82
*	Monster Worldwide, Inc		40,925	1,008,392	0.80
*	NAVTEQ Corp		28,000	997,920	0.79
	Other Securities			7,858,568	6.19

		TOTAL BUSINESS SERVICES		17,381,296	13.71

	CHEMICALS AND ALLIED PRODUCTS
	Allergan, Inc		12,293	891,857	0.70
	Clorox Co		27,693	1,476,037	1.16
*	Genzyme Corp		30,500	1,659,505	1.31
*	Gilead Sciences, Inc		36,878	1,378,500	1.09
*	IVAX Corp		63,758	1,220,966	0.96
*	Sepracor, Inc		21,646	1,055,892	0.84
	Other Securities			6,607,797	5.21

		TOTAL CHEMICALS AND ALLIED PRODUCTS		14,290,554	11.27

	COMMUNICATIONS
*	Avaya, Inc		91,988	1,282,313	1.01
	Global Payments, Inc		17,991	963,418	0.76
*	Nextel Partners, Inc (Class A)		93,588	1,551,689	1.22
	Other Securities			1,887,470	1.49

		TOTAL COMMUNICATIONS		5,684,890	4.48

	DEPOSITORY INSTITUTIONS
	North Fork Bancorp, Inc		23,519	1,045,420	0.82
	Other Securities			2,181,826	1.73

		TOTAL DEPOSITORY INSTITUTIONS		3,227,246	2.55

	EATING AND DRINKING PLACES
	Yum! Brands, Inc		55,349	2,250,490	1.77
	Other Securities			543,266	0.43

		TOTAL EATING AND DRINKING PLACES		2,793,756	2.20

	EDUCATIONAL SERVICES			1,832,191	1.45

	ELECTRIC, GAS, AND SANITARY SERVICES			667,502	0.53

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 91

Mid-Cap Growth Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Comverse Technology, Inc		61,843	$ 1,164,504	0.92%
	Linear Technology Corp		53,429	1,936,267	1.53
	Other Securities			6,975,293	5.50

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT			10,076,064	7.95

	ENGINEERING AND MANAGEMENT SERVICES
	Corporate Executive Board Co		16,095	985,658	0.78
*	Jacobs Engineering Group, Inc		24,700	945,763	0.75
	Monsanto Co		47,211	1,719,425	1.36
	Quest Diagnostics, Inc		16,199	1,429,076	1.13
	Other Securities			2,743,344	2.15

	TOTAL ENGINEERING AND MANAGEMENT SERVICES			7,823,266	6.17

	FABRICATED METAL PRODUCTS
	Fortune Brands, Inc		12,746	944,351	0.74
	Other Securities			1,141,045	0.90

		TOTAL FABRICATED METAL PRODUCTS		2,085,396	1.64

	FOOD AND KINDRED PRODUCTS			1,630,022	1.29

	FOOD STORES			399,610	0.32

	FURNITURE AND FIXTURES			213,279	0.17

	FURNITURE AND HOMEFURNISHINGS STORES
*	Bed Bath & Beyond, Inc		73,123	2,713,595	2.14
*	Mohawk Industries, Inc		16,183	1,284,768	1.01
	Other Securities			483,042	0.38

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES			4,481,405	3.53

	GENERAL BUILDING CONTRACTORS
	Pulte Homes, Inc		24,129	1,480,797	1.17
	Other Securities			311,315	0.24

		TOTAL GENERAL BUILDING CONTRACTORS		1,792,112	1.41

	GENERAL MERCHANDISE STORES			1,278,429	1.01

	HEALTH SERVICES
*	Express Scripts, Inc		25,735	1,681,525	1.33
	Other Securities			1,962,981	1.54

		TOTAL HEALTH SERVICES		3,644,506	2.87

	HOLDING AND OTHER INVESTMENT OFFICES			236,814	0.19

	HOTELS AND OTHER LODGING PLACES
	Hilton Hotels Corp		89,677	1,689,515	1.33
	Marriott International, Inc (Class A)		17,784	924,057	0.73

		TOTAL HOTELS AND OTHER LODGING PLACES		2,613,572	2.06

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Baker Hughes, Inc		57,456	2,511,976	1.98
	ITT Industries, Inc		12,725	1,017,873	0.80
*	Lexmark International, Inc		20,783	1,745,980	1.38
*	Network Appliance, Inc		70,278	1,616,394	1.27
	Other Securities			3,813,511	3.01

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		10,705,734	8.44

92 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Growth Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Bard (C.R.), Inc		29,277	$ 1,657,957	1.31%
	Biomet, Inc		42,129	1,975,008	1.56
*	Fisher Scientific International, Inc		18,078	1,054,490	0.83
*	Millipore Corp		21,356	1,021,885	0.81
*	St. Jude Medical, Inc		20,500	1,543,035	1.22
	Other Securities			2,981,802	2.34

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		10,234,177	8.07

	INSURANCE AGENTS, BROKERS AND SERVICE			470,503	0.37

	INSURANCE CARRIERS			619,126	0.49

	LEATHER AND LEATHER PRODUCTS			688,519	0.54

	METAL MINING			653,427	0.52

	MISCELLANEOUS RETAIL
*	Petco Animal Supplies, Inc		34,103	1,113,804	0.88
	Other Securities			596,142	0.47

		TOTAL MISCELLANEOUS RETAIL		1,709,946	1.35

	NONDEPOSITORY INSTITUTIONS			714,217	0.56

	OIL AND GAS EXTRACTION
	ENSCO International, Inc		32,341	1,056,580	0.83
	EOG Resources, Inc		13,614	896,482	0.71
	Other Securities			1,319,900	1.04

		TOTAL OIL AND GAS EXTRACTION		3,272,962	2.58

	PAPER AND ALLIED PRODUCTS			700,871	0.55

	PERSONAL SERVICES			1,086,285	0.86

	PRINTING AND PUBLISHING			890,130	0.70

	REAL ESTATE			286,308	0.23

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			343,871	0.27

	SECURITY AND COMMODITY BROKERS
*	Ameritrade Holding Corp		78,000	936,780	0.74
	Legg Mason, Inc		23,193	1,235,491	0.97
	Other Securities			1,435,576	1.14

		TOTAL SECURITY AND COMMODITY BROKERS		3,607,847	2.85

	TRANSPORTATION BY AIR
	Southwest Airlines Co		65,462	891,592	0.70

		TOTAL TRANSPORTATION BY AIR		891,592	0.70

	TRANSPORTATION EQUIPMENT			284,588	0.22

	TRANSPORTATION SERVICES
	C.H. Robinson Worldwide, Inc		27,512	1,276,282	1.01
	Other Securities			570,613	0.45

		TOTAL TRANSPORTATION SERVICES		1,846,895	1.46

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 93

Mid-Cap Growth Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

WATER TRANSPORTATION
Royal Caribbean Cruises Ltd		32,400	$ 1,412,640	1.12%

	TOTAL WATER TRANSPORTATION		1,412,640	1.12

WHOLESALE TRADE-DURABLE GOODS			1,327,957	1.05

	TOTAL COMMON STOCKS	(Cost $122,683,054)	127,474,557	100.54

	TOTAL PORTFOLIO	(Cost $122,683,054)	127,474,557	100.54
	OTHER ASSETS & LIABILITIES, NET		(682,178)	(0.54)

	NET ASSETS		$126,792,379	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $123,496,146 . Net unrealized appreciation of portfolio investments aggregated $3,978,411 of which $10,410,070 related to appreciated portfolio investments and $6,431,659 related to depreciated portfolio investments.

94 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES
*	Caesars Entertainment, Inc		100,000	$ 1,670,000	1.18%

		TOTAL AMUSEMENT AND RECREATION SERVICES		1,670,000	1.18

	APPAREL AND ACCESSORY STORES
	TJX Cos, Inc		60,000	1,322,400	0.94
	Other Securities			1,496,731	1.06

		TOTAL APPAREL AND ACCESSORY STORES		2,819,131	2.00

	APPAREL AND OTHER TEXTILE PRODUCTS			384,930	0.27

	BUILDING MATERIALS AND GARDEN SUPPLIES			207,600	0.15

	BUSINESS SERVICES
*	Computer Sciences Corp		27,385	1,289,834	0.92
	Other Securities			3,400,533	2.41

		TOTAL BUSINESS SERVICES		4,690,367	3.33

	CHEMICALS AND ALLIED PRODUCTS
	Clorox Co		20,000	1,066,000	0.76
	PPG Industries, Inc		20,000	1,225,600	0.87
	Rhodia S.A. (Spon ADR)		730,000	1,087,700	0.77
	Other Securities			2,509,971	1.78

		TOTAL CHEMICALS AND ALLIED PRODUCTS		5,889,271	4.18

	COMMUNICATIONS
*	Entercom Communications Corp		30,000	979,800	0.70
	Other Securities			171,200	0.12

		TOTAL COMMUNICATIONS		1,151,000	0.82

	DEPOSITORY INSTITUTIONS
	Comerica, Inc		34,903	2,071,493	1.47
	Greenpoint Financial Corp		27,000	1,249,020	0.89
	Hibernia Corp (Class A)		40,000	1,056,400	0.75
	Marshall & Ilsley Corp		45,000	1,813,500	1.29
	New York Community Bancorp, Inc		70,000	1,437,800	1.02
	North Fork Bancorp, Inc		40,000	1,778,000	1.26
	Regions Financial Corp		35,000	1,157,100	0.82
	Other Securities			4,322,117	3.06

		TOTAL DEPOSITORY INSTITUTIONS		14,885,430	10.56

	EATING AND DRINKING PLACES
*	Brinker International, Inc		35,000	1,090,250	0.77

		TOTAL EATING AND DRINKING PLACES		1,090,250	0.77

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 95

Mid-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
*	Allegheny Energy, Inc		70,000	$ 1,117,200	0.79%
	DTE Energy Co		25,000	1,054,750	0.75
	Equitable Resources, Inc		20,000	1,086,200	0.77
*	PG&E Corp		72,000	2,188,800	1.55
	PPL Corp		28,000	1,321,040	0.94
	Public Service Enterprise Group, Inc		43,159	1,838,573	1.30
	TXU Corp		23,000	1,102,160	0.78
	Williams Cos, Inc		85,000	1,028,500	0.73
	Wisconsin Energy Corp		36,184	1,154,270	0.82
	Other Securities			7,493,470	5.32

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		19,384,963	13.75

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			3,291,310	2.33

	ENGINEERING AND MANAGEMENT SERVICES
	Monsanto Co		48,000	1,748,160	1.24
	Other Securities			1,649,170	1.17

	TOTAL ENGINEERING AND MANAGEMENT SERVICES			3,397,330	2.41

	FABRICATED METAL PRODUCTS			376,200	0.27

	FOOD AND KINDRED PRODUCTS
*	Constellation Brands, Inc (Class A)		50,000	1,903,000	1.35
	Other Securities			3,167,026	2.25

		TOTAL FOOD AND KINDRED PRODUCTS		5,070,026	3.60

	FOOD STORES
*	Safeway, Inc		70,000	1,351,700	0.96
*	Other Securities			838,080	0.59

		TOTAL FOOD STORES		2,189,780	1.55

	FURNITURE AND FIXTURES			2,073,541	1.47

	GENERAL BUILDING CONTRACTORS			797,810	0.57

	GENERAL MERCHANDISE STORES
	Federated Department Stores, Inc		25,000	1,135,750	0.81
	Other Securities			1,411,599	1.00

		TOTAL GENERAL MERCHANDISE STORES		2,547,349	1.81

	HEALTH SERVICES
*	Tenet Healthcare Corp		95,000	1,025,050	0.73

		TOTAL HEALTH SERVICES		1,025,050	0.73

	HOLDING AND OTHER INVESTMENT OFFICES
	Boston Properties, Inc		20,000	1,107,800	0.78
	Developers Diversified Realty Corp		28,000	1,096,200	0.78
	General Growth Properties, Inc		31,410	973,710	0.69
	iShares Russell Midcap Value Index Fund		40,772	4,081,277	2.89
	Other Securities			6,396,648	4.54

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES		13,655,635	9.68

	HOTELS AND OTHER LODGING PLACES			1,496,320	1.06

96 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	AGCO Corp		57,000	$ 1,289,340	0.91%
*	Xerox Corp		96,848	1,363,620	0.97
	Other Securities			5,196,411	3.69

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		7,849,371	5.57

	INSTRUMENTS AND RELATED PRODUCTS
	Eastman Kodak Co		40,000	1,288,800	0.91
	Other Securities			729,748	0.52

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		2,018,548	1.43

	INSURANCE AGENTS, BROKERS AND SERVICE			339,900	0.24

	INSURANCE CARRIERS
	Max Re Capital Ltd		60,000	1,200,000	0.85
	MGIC Investment Corp		18,441	1,227,249	0.87
	UnumProvident Corp		67,782	1,063,500	0.75
	Other Securities			6,421,727	4.56

		TOTAL INSURANCE CARRIERS		9,912,476	7.03

	LUMBER AND WOOD PRODUCTS
	Georgia-Pacific Corp		36,153	1,299,700	0.92
	Other Securities			226,200	0.16

		TOTAL LUMBER AND WOOD PRODUCTS		1,525,900	1.08

	METAL MINING			184,060	0.13

	OIL AND GAS EXTRACTION
	Pioneer Natural Resources Co		33,000	1,137,840	0.81
	Other Securities			4,524,850	3.20

		TOTAL OIL AND GAS EXTRACTION		5,662,690	4.01

	PAPER AND ALLIED PRODUCTS
*	Smurfit-Stone Container Corp		67,000	1,297,790	0.92
	Other Securities			701,800	0.50

		TOTAL PAPER AND ALLIED PRODUCTS		1,999,590	1.42

	PERSONAL SERVICES			621,000	0.44

	PETROLEUM AND COAL PRODUCTS			1,387,870	0.98

	PRIMARY METAL INDUSTRIES			2,089,212	1.48

	PRINTING AND PUBLISHING
	Knight Ridder, Inc		22,000	1,439,900	1.02

		TOTAL PRINTING AND PUBLISHING		1,439,900	1.02

	RAILROAD TRANSPORTATION
	CSX Corp		31,174	1,034,977	0.73
	Norfolk Southern Corp		52,169	1,551,506	1.10

		TOTAL RAILROAD TRANSPORTATION		2,586,483	1.83

	REAL ESTATE			715,770	0.51

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 97

Mid-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	SECURITY AND COMMODITY BROKERS
	Janus Capital Group, Inc		75,000	$ 1,020,750	0.72%
	Other Securities			2,047,610	1.46

		TOTAL SECURITY AND COMMODITY BROKERS		3,068,360	2.18

	STONE, CLAY, AND GLASS PRODUCTS
b*	USG Corp		65,000	1,184,950	0.84
	Other Securities			750,240	0.53

		TOTAL STONE, CLAY, AND GLASS PRODUCTS		1,935,190	1.37

	TOBACCO PRODUCTS
	Loews Corp (Carolina Group)		45,000	1,096,650	0.78
	Reynolds American, Inc		32,000	2,177,280	1.54

		TOTAL TOBACCO PRODUCTS		3,273,930	2.32

	TRANSPORTATION BY AIR			451,550	0.32

	TRANSPORTATION EQUIPMENT			2,150,010	1.52

	WHOLESALE TRADE-NONDURABLE GOODS
	AmerisourceBergen Corp		29,885	1,605,119	1.14
	Other Securities			261,725	0.18

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		1,866,844	1.32

		TOTAL COMMON STOCKS	(Cost $133,328,463)	139,171,947	98.69

	ISSUER		PRINCIPAL

	SHORT-TERM INVESTMENT
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit Bank (FFCB)	1.230%, 10/01/04	$1,230,000	1,229,944	0.87

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			1,229,944	0.87

		TOTAL SHORT-TERM INVESTMENT	(Cost $1,229,944)	1,229,944	0.87

		TOTAL PORTFOLIO	(Cost $134,558,407)	140,401,891	99.56
		OTHER ASSETS & LIABILITIES, NET		614,232	0.44

		NET ASSETS		$141,016,123	100.00%

*	Non-income producing

b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $135,274,568. Net unrealized appreciation of portfolio investments aggregated $5,127,323 of which $10,688,011 related to appreciated portfolio investments and $5,560,688 related to depreciated portfolio investments.

98 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	ISSUER		SHARES	VALUE	ASSETS

	CORPORATE BONDS
	REAL ESTATE			$ 41,200	0.02%

		TOTAL CORPORATE BONDS	(Cost $35,661)	41,200	0.02

	COMPANY

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS			66,500	0.03

	AGRICULTURAL PRODUCTION-LIVESTOCK			117,190	0.05

	AMUSEMENT AND RECREATION SERVICES			1,528,144	0.68

	APPAREL AND ACCESSORY STORES
*	Stage Stores, Inc		29,421	1,006,787	0.45
	Other Securities			2,301,850	1.03

		TOTAL APPAREL AND ACCESSORY STORES		3,308,637	1.48

	APPAREL AND OTHER TEXTILE PRODUCTS			765,481	0.34

	AUTO REPAIR, SERVICES AND PARKING			405,878	0.18

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			646,685	0.29

	BUILDING MATERIALS AND GARDEN SUPPLIES			110,232	0.05

	BUSINESS SERVICES
*	Aspen Technology, Inc		130,122	909,553	0.41
*	Ciber, Inc		86,900	653,488	0.29
*	Earthlink, Inc		112,125	1,154,888	0.52
*	Keane, Inc		33,900	520,704	0.23
*	United Online, Inc		85,106	818,720	0.37
	Other Securities			17,062,187	7.62

		TOTAL BUSINESS SERVICES		21,119,540	9.44

	CHEMICALS AND ALLIED PRODUCTS
	Cytec Industries, Inc		8,700	425,865	0.19
	Valeant Pharmaceuticals International		18,200	438,984	0.19
	Other Securities			12,509,631	5.60

		TOTAL CHEMICALS AND ALLIED PRODUCTS		13,374,480	5.98

	COMMUNICATIONS			3,417,617	1.53

	DEPOSITORY INSTITUTIONS
*	FirstFed Financial Corp		25,700	1,256,216	0.56
	NetBank, Inc		77,457	775,345	0.35
	R & G Financial Corp (Class B)		26,200	1,012,630	0.45
	UMB Financial Corp		14,154	674,721	0.30
	Other Securities			18,432,709	8.24

		TOTAL DEPOSITORY INSTITUTIONS		22,151,621	9.90

	EATING AND DRINKING PLACES
*	CKE Restaurants, Inc		58,100	642,005	0.29
	Other Securities			3,474,773	1.55

		TOTAL EATING AND DRINKING PLACES		4,116,778	1.84

	EDUCATIONAL SERVICES			301,485	0.13

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 99

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	Nicor, Inc		20,200	$ 741,340	0.33%
	UIL Holdings Corp		21,700	1,067,423	0.48
	Other Securities			6,262,421	2.80

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		8,071,184	3.61

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Omnivision Technologies, Inc		51,290	725,754	0.32
*	RF Micro Devices, Inc		200,920	1,273,833	0.57
	Other Securities			11,257,768	5.03

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			13,257,355	5.92

	ENGINEERING AND MANAGEMENT SERVICES
*	Washington Group International, Inc		15,301	529,721	0.24
	Other Securities			4,281,427	1.91

	TOTAL ENGINEERING AND MANAGEMENT SERVICES			4,811,148	2.15

	FABRICATED METAL PRODUCTS
*	Crown Holdings, Inc		92,000	948,520	0.42
	Silgan Holdings, Inc.		9,148	423,552	0.19
	Other Securities			1,843,214	0.83

		TOTAL FABRICATED METAL PRODUCTS		3,215,286	1.44

	FISHING, HUNTING, AND TRAPPING			4,620	0.00

	FOOD AND KINDRED PRODUCTS			2,437,403	1.09

	FOOD STORES			754,275	0.34

	FURNITURE AND FIXTURES
	La-Z-Boy, Inc		29,600	449,328	0.20
	Other Securities			887,174	0.40

		TOTAL FURNITURE AND FIXTURES		1,336,502	0.60

	FURNITURE AND HOMEFURNISHINGS STORES			712,163	0.32

	GENERAL BUILDING CONTRACTORS			1,605,548	0.72

	GENERAL MERCHANDISE STORES			582,724	0.26

	HEALTH SERVICES			4,478,993	2.00

	HEAVY CONSTRUCTION, EXCEPT BUILDING			280,366	0.12

	HOLDING AND OTHER INVESTMENT OFFICES
	Brandywine Realty Trust		16,600	472,768	0.21
	Commercial Net Lease Realty, Inc		23,703	431,869	0.19
	Greater Bay Bancorp		35,187	1,011,626	0.45
	iShares Russell 2000 Index Fund		54,578	6,213,705	2.78
	Novastar Financial, Inc		15,300	667,080	0.30
	Senior Housing Properties Trust		59,300	1,056,726	0.47
	Other Securities			14,365,576	6.42

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES		24,219,350	10.82

	HOTELS AND OTHER LODGING PLACES			954,996	0.43

100 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Axcelis Technologies, Inc.		51,840	$ 429,235	0.19%
*	Cirrus Logic, Inc		190,067	906,620	0.41
*	Emulex Corp		42,100	484,992	0.22
*	Flowserve Corp		54,300	1,312,974	0.59
	Nacco Industries, Inc (Class A)		4,900	422,135	0.19
*	Terex Corp		11,000	477,400	0.21
	Toro Co		9,600	655,680	0.29
	Other Securities			8,212,581	3.66

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		12,901,617	5.76

	INSTRUMENTS AND RELATED PRODUCTS
	Invacare Corp		10,400	478,400	0.21
	Mentor Corp		16,300	548,984	0.25
*	Steris Corp		24,500	537,530	0.24
	Other Securities			10,630,276	4.75

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		12,195,190	5.45

	INSURANCE AGENTS, BROKERS AND SERVICE			585,198	0.26

	INSURANCE CARRIERS
	AmerUs Group Co		16,200	664,200	0.30
*	Sierra Health Services, Inc		10,200	488,886	0.22
	Other Securities			5,175,109	2.31

		TOTAL INSURANCE CARRIERS		6,328,195	2.83

	JUSTICE, PUBLIC ORDER AND SAFETY			38,855	0.02

	LEATHER AND LEATHER PRODUCTS			433,158	0.19

	LEGAL SERVICES			77,040	0.03

	LOCAL AND INTERURBAN PASSENGER TRANSIT			371,770	0.17

	LUMBER AND WOOD PRODUCTS			471,063	0.21

	METAL MINING			581,013	0.26

	MISCELLANEOUS MANUFACTURING INDUSTRIES
	Blyth, Inc		18,000	556,200	0.25
	Other Securities			1,396,273	0.62

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			1,952,473	0.87

	MISCELLANEOUS RETAIL			1,597,249	0.71

	MOTION PICTURES			1,094,708	0.49

	NONDEPOSITORY INSTITUTIONS			1,506,142	0.67

	NONMETALLIC MINERALS, EXCEPT FUELS			105,764	0.05

	OIL AND GAS EXTRACTION
	Vintage Petroleum, Inc		62,400	1,252,368	0.56
	Other Securities			6,313,280	2.82

		TOTAL OIL AND GAS EXTRACTION		7,565,648	3.38

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 101

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PAPER AND ALLIED PRODUCTS
	Potlatch Corp		19,800	$ 926,838	0.42%
	Other Securities			1,238,500	0.55

		TOTAL PAPER AND ALLIED PRODUCTS		2,165,338	0.97

	PERSONAL SERVICES			611,691	0.27

	PETROLEUM AND COAL PRODUCTS
*	Tesoro Petroleum Corp		27,100	800,263	0.36
	Other Securities			430,352	0.19

		TOTAL PETROLEUM AND COAL PRODUCTS		1,230,615	0.55

	PRIMARY METAL INDUSTRIES
	Carpenter Technology Corp		9,500	453,530	0.20
*	Maverick Tube Corp		25,400	782,574	0.35
	Quanex Corp		11,200	574,336	0.26
	Other Securities			3,108,125	1.39

		TOTAL PRIMARY METAL INDUSTRIES		4,918,565	2.20

	PRINTING AND PUBLISHING
	Reader’s Digest Association, Inc (Class A)		31,200	455,208	0.20
	Other Securities			2,468,345	1.11

		TOTAL PRINTING AND PUBLISHING		2,923,553	1.31

	RAILROAD TRANSPORTATION			108,895	0.05

	REAL ESTATE			501,277	0.22

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			2,311,919	1.03

	SECURITY AND COMMODITY BROKERS
*	Piper Jaffray Cos		12,300	486,957	0.21
	Other Securities			933,566	0.42

		TOTAL SECURITY AND COMMODITY BROKERS		1,420,523	0.63

	SOCIAL SERVICES			239,812	0.11

	SPECIAL TRADE CONTRACTORS
*	Dycom Industries, Inc		19,200	545,088	0.24
	Other Securities			870,071	0.39

		TOTAL SPECIAL TRADE CONTRACTORS		1,415,159	0.63

	STONE, CLAY, AND GLASS PRODUCTS			1,061,077	0.47

	TOBACCO PRODUCTS			102,672	0.05

	TRANSPORTATION BY AIR			1,921,853	0.86

	TRANSPORTATION EQUIPMENT
*	Tenneco Automotive, Inc.		33,000	432,300	0.19
	Other Securities			3,083,572	1.38

		TOTAL TRANSPORTATION EQUIPMENT		3,515,872	1.57

	TRANSPORTATION SERVICES			939,534	0.42

	TRUCKING AND WAREHOUSING			1,876,502	0.84

	WATER TRANSPORTATION			826,050	0.37

102 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	WHOLESALE TRADE-DURABLE GOODS			$ 4,300,552	1.92%

	WHOLESALE TRADE-NONDURABLE GOODS
*	Chiquita Brands International, Inc		55,700	969,737	0.43
	Perrigo Co		24,483	503,126	0.22
	Other Securities			2,888,621	1.30

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS			4,361,484	1.95

		TOTAL COMMON STOCKS	(Cost $211,288,616)	222,710,207	99.51

		TOTAL PORTFOLIO	(Cost $211,324,277)	222,751,407	99.53
		OTHER ASSETS & LIABILITIES, NET		1,060,171	0.47

		NET ASSETS		$223,811,578	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $214,714,754. Net unrealized appreciation of portfolio investments aggregated $8,036,653 of which $20,470,294 related to appreciated portfolio investments and $12,433,641 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 103

Large-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES			$ 71,278	0.13%

	APPAREL AND ACCESSORY STORES			472,966	0.87

	APPAREL AND OTHER TEXTILE PRODUCTS			10,900	0.02

	AUTO REPAIR, SERVICES AND PARKING			14,818	0.03

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			129,260	0.24

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc		20,930	820,456	1.52
	Lowe’s Cos		8,100	440,235	0.82
	Other Securities			34,560	0.06

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			1,295,251	2.40

	BUSINESS SERVICES
	Automatic Data Processing, Inc		5,242	216,599	0.40
	First Data Corp		8,966	390,021	0.72
	Microsoft Corp		74,342	2,055,556	3.79
*	Oracle Corp		34,535	389,555	0.72
*	Yahoo!, Inc		11,690	396,408	0.73
	Other Securities			2,394,854	4.42

		TOTAL BUSINESS SERVICES		5,842,993	10.78

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories		16,023	678,734	1.25
*	Amgen, Inc		13,199	748,119	1.38
	Avon Products, Inc		4,835	211,193	0.39
*	Genentech, Inc		4,534	237,672	0.44
	Gillette Co		9,560	399,034	0.74
	Lilly (Eli) & Co		9,900	594,495	1.10
	Merck & Co, Inc		10,105	333,465	0.62
	Pfizer, Inc		77,381	2,367,859	4.37
	Procter & Gamble Co		23,768	1,286,324	2.37
	Schering-Plough Corp		15,129	288,359	0.53
	Wyeth		7,314	273,544	0.50
	Other Securities			2,102,599	3.88

		TOTAL CHEMICALS AND ALLIED PRODUCTS		9,521,397	17.57

	COAL MINING			29,666	0.06

	COMMUNICATIONS
*	Nextel Communications, Inc (Class A)		10,555	251,631	0.47
	Other Securities			1,140,707	2.10

		TOTAL COMMUNICATIONS		1,392,338	2.57

	DEPOSITORY INSTITUTIONS			684,356	1.26

	EATING AND DRINKING PLACES			266,543	0.49

	EDUCATIONAL SERVICES			219,316	0.41

	ELECTRIC, GAS, AND SANITARY SERVICES			237,831	0.44

104 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	General Electric Co		12,452	$ 418,138	0.77%
	Intel Corp		65,729	1,318,524	2.43
	Motorola, Inc		23,967	432,365	0.80
	Qualcomm, Inc		16,500	644,160	1.19
	Texas Instruments, Inc		17,800	378,784	0.70
	Other Securities			1,656,241	3.05

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			4,848,212	8.94

	ENGINEERING AND MANAGEMENT SERVICES			630,083	1.16

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc		2,569	239,354	0.44
	Other Securities			268,443	0.50

		TOTAL FABRICATED METAL PRODUCTS		507,797	0.94

	FOOD AND KINDRED PRODUCTS
	Anheuser-Busch Cos, Inc		7,467	372,977	0.69
	Coca-Cola Co		19,152	767,038	1.42
	PepsiCo, Inc		16,604	807,785	1.49
	Other Securities			474,616	0.87

		TOTAL FOOD AND KINDRED PRODUCTS		2,422,416	4.47

	FOOD STORES			237,310	0.44

	FURNITURE AND FIXTURES			94,541	0.17

	FURNITURE AND HOMEFURNISHINGS STORES			381,079	0.70

	GENERAL BUILDING CONTRACTORS			210,398	0.39

	GENERAL MERCHANDISE STORES
	Target Corp		9,387	424,762	0.78
	Wal-Mart Stores, Inc		26,026	1,384,583	2.55
	Other Securities			293,380	0.55

		TOTAL GENERAL MERCHANDISE STORES		2,102,725	3.88

	HEALTH SERVICES			512,669	0.95

	HOLDING AND OTHER INVESTMENT OFFICES			235,459	0.43

	HOTELS AND OTHER LODGING PLACES			271,534	0.50

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co		8,027	641,919	1.18
*	Applied Materials, Inc		17,300	285,277	0.53
	Caterpillar, Inc		2,646	212,871	0.39
*	Cisco Systems, Inc		68,586	1,241,407	2.29
*	Dell, Inc		25,892	921,755	1.70
*	EMC Corp		19,573	225,872	0.42
	International Business Machines Corp		11,446	981,380	1.81
	Other Securities			1,308,361	2.41

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			5,818,842	10.73

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 105

Large-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
*	Boston Scientific Corp		6,800	$ 270,164	0.50%
	Guidant Corp		3,200	211,328	0.39
	Medtronic, Inc		12,367	641,847	1.18
	Other Securities			1,757,189	3.24

	TOTAL INSTRUMENTS AND RELATED PRODUCTS			2,880,528	5.31

	INSURANCE AGENTS, BROKERS AND SERVICE
	Marsh & McLennan Cos, Inc		5,399	247,058	0.46
	Other Securities			86,434	0.16

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			333,492	0.62

	INSURANCE CARRIERS
	American International Group, Inc		15,649	1,063,976	1.96
	UnitedHealth Group, Inc		6,833	503,865	0.93
	Other Securities			544,822	1.01

		TOTAL INSURANCE CARRIERS		2,112,663	3.90

	LEATHER AND LEATHER PRODUCTS			91,958	0.17

	METAL MINING			188,847	0.35

	MISCELLANEOUS MANUFACTURING INDUSTRIES			34,574	0.06

	MISCELLANEOUS RETAIL
*	eBay, Inc		5,270	484,524	0.89
	Walgreen Co		10,557	378,257	0.70
	Other Securities			494,512	0.91

		TOTAL MISCELLANEOUS RETAIL		1,357,293	2.50

	MOTION PICTURES			415,112	0.77

	NONDEPOSITORY INSTITUTIONS
	American Express Co		11,475	590,504	1.09
	Fannie Mae		9,849	624,427	1.15
	MBNA Corp		8,600	216,720	0.40
	Other Securities			442,756	0.82

		TOTAL NONDEPOSITORY INSTITUTIONS		1,874,407	3.46

	OIL AND GAS EXTRACTION			379,897	0.70

	PAPER AND ALLIED PRODUCTS			158,114	0.29

	PERSONAL SERVICES			162,976	0.30

	PRIMARY METAL INDUSTRIES			270,339	0.50

	PRINTING AND PUBLISHING			369,030	0.68

	RAILROAD TRANSPORTATION			9,984	0.02

	REAL ESTATE			50,659	0.09

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			162,197	0.30

	SECURITY AND COMMODITY BROKERS			509,083	0.94

	STONE, CLAY, AND GLASS PRODUCTS			133,565	0.25

	TRANSPORTATION BY AIR			311,234	0.57

106 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

TRANSPORTATION EQUIPMENT
Boeing Co		7,514	$ 387,873	0.71%
Other Securities			448,573	0.83

	TOTAL TRANSPORTATION EQUIPMENT		836,446	1.54

TRANSPORTATION SERVICES			88,998	0.16

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)		5,808	440,943	0.81
Other Securities			38,728	0.07

	TOTAL TRUCKING AND WAREHOUSING		479,671	0.88

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson		30,180	1,700,039	3.14
Other Securities			99,666	0.18

TOTAL WHOLESALE TRADE-DURABLE GOODS			1,799,705	3.32

WHOLESALE TRADE-NONDURABLE GOODS			476,940	0.88

	TOTAL COMMON STOCKS (Cost $47,715,969)		53,949,690	99.53

	TOTAL PORTFOLIO (Cost $47,715,969)		53,949,690	99.53
	OTHER ASSETS & LIABILITIES, NET		256,051	0.47

	NET ASSETS		$54,205,741	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $47,789,303. Net unrealized appreciation of portfolio investments aggregated $6,160,387 of which $7,186,885 related to appreciated portfolio investments and $1,026,498 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 107

Large-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES			$ 191,088	0.13%

	APPAREL AND ACCESSORY STORES			332,210	0.23

	APPAREL AND OTHER TEXTILE PRODUCTS			349,416	0.25

	AUTO REPAIR, SERVICES AND PARKING			45,394	0.03

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			74,093	0.05

	BUILDING MATERIALS AND GARDEN SUPPLIES			238,226	0.17

	BUSINESS SERVICES
	Microsoft Corp		45,169	1,248,923	0.88
	Other Securities			2,397,968	1.68

		TOTAL BUSINESS SERVICES		3,646,891	2.56

CHEMICALS AND ALLIED PRODUCTS
	Bristol-Myers Squibb Co		33,576	794,744	0.56
	Dow Chemical Co		21,340	964,141	0.68
	Du Pont (E.I.) de Nemours & Co		24,486	1,048,001	0.74
	Merck & Co, Inc		30,138	994,554	0.70
	Wyeth		15,269	571,061	0.40
	Other Securities			2,418,973	1.69

		TOTAL CHEMICALS AND ALLIED PRODUCTS		6,791,474	4.77

	COAL MINING			196,549	0.14

	COMMUNICATIONS
	BellSouth Corp		44,928	1,218,447	0.86
*	Comcast Corp (Class A)		39,624	1,118,982	0.79
*	Comcast Corp (Special Class A)		13,100	365,752	0.26
	SBC Communications, Inc		81,101	2,104,571	1.48
	Sprint Corp		27,185	547,234	0.38
	Verizon Communications, Inc		67,838	2,671,460	1.88
	Viacom, Inc (Class B)		27,831	934,008	0.66
	Other Securities			2,710,313	1.88

		TOTAL COMMUNICATIONS		11,670,767	8.19

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp		99,880	4,327,800	3.04
	BB&T Corp		13,536	537,244	0.38
	Citigroup, Inc		126,750	5,592,210	3.93
	JPMorgan Chase & Co		87,241	3,466,085	2.43
	National City Corp		14,507	560,260	0.39
	U.S. Bancorp		42,287	1,222,094	0.86
	Wachovia Corp		32,212	1,512,353	1.06
	Wells Fargo & Co		41,312	2,463,435	1.73
	Other Securities			6,910,538	4.85

		TOTAL DEPOSITORY INSTITUTIONS		26,592,019	18.67

	EATING AND DRINKING PLACES
	McDonald’s Corp		30,849	864,697	0.61
	Other Securities			137,336	0.09

		TOTAL EATING AND DRINKING PLACES		1,002,033	0.70

108 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

EDUCATIONAL SERVICES		$ 7,444	0.01%

ELECTRIC, GAS, AND SANITARY SERVICES
Dominion Resources, Inc	7,954	518,999	0.36
Duke Energy Corp	22,384	512,370	0.36
Exelon Corp	16,158	592,837	0.42
Southern Co	18,034	540,659	0.38
Other Securities		7,168,551	5.03

TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		9,333,416	6.55

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
General Electric Co	228,581	7,675,750	5.39
Other Securities		1,695,872	1.19

TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		9,371,622	6.58

ENGINEERING AND MANAGEMENT SERVICES		370,197	0.26

FABRICATED METAL PRODUCTS		672,527	0.47

FOOD AND KINDRED PRODUCTS		2,888,975	2.03

FOOD STORES		707,251	0.50

FORESTRY		384,919	0.27

FURNITURE AND FIXTURES		556,364	0.39

FURNITURE AND HOMEFURNISHINGS STORES		140,438	0.10

GENERAL BUILDING CONTRACTORS		616,076	0.43

GENERAL MERCHANDISE STORES		1,524,572	1.07

HEALTH SERVICES		669,210	0.47

HOLDING AND OTHER INVESTMENT OFFICES
iShares Russell 1000 Value Index Fund	20,968	1,269,822	0.89
Washington Mutual, Inc	21,280	831,622	0.58
Other Securities		4,360,735	3.07

TOTAL HOLDING AND OTHER INVESTMENT OFFICES		6,462,179	4.54

HOTELS AND OTHER LODGING PLACES		272,523	0.19

INDUSTRIAL MACHINERY AND EQUIPMENT
Hewlett-Packard Co	74,568	1,398,150	0.98
International Business Machines Corp	13,760	1,179,782	0.83
Other Securities		2,245,681	1.58

TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		4,823,613	3.39

INSTRUMENTS AND RELATED PRODUCTS
Raytheon Co	11,034	419,071	0.29
Other Securities		619,469	0.44

TOTAL INSTRUMENTS AND RELATED PRODUCTS		1,038,540	0.73

INSURANCE AGENTS, BROKERS AND SERVICE		331,717	0.23

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 109

Large-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INSURANCE CARRIERS
	Allstate Corp		17,139	$ 822,501	0.58%
	American International Group, Inc		18,605	1,264,954	0.89
	St. Paul Travelers Cos, Inc		16,268	537,820	0.38
	Other Securities			6,335,173	4.44

		TOTAL INSURANCE CARRIERS		8,960,448	6.29

	LUMBER AND WOOD PRODUCTS			275,952	0.19

	METAL MINING			394,651	0.28

	MISCELLANEOUS MANUFACTURING INDUSTRIES			168,371	0.12

	MISCELLANEOUS RETAIL			675,276	0.47

	MOTION PICTURES
*	Time Warner, Inc		87,278	1,408,667	0.99
	Walt Disney Co		35,332	796,737	0.56
	Other Securities			330,189	0.23

		TOTAL MOTION PICTURES		2,535,593	1.78

	NONDEPOSITORY INSTITUTIONS
	Countrywide Financial Corp		13,511	532,198	0.37
	Freddie Mac		15,469	1,009,198	0.71
	Other Securities			742,770	0.52

		TOTAL NONDEPOSITORY INSTITUTIONS		2,284,166	1.60

	NONMETALLIC MINERALS, EXCEPT FUELS			125,745	0.09

	OIL AND GAS EXTRACTION
	Occidental Petroleum Corp		9,552	534,243	0.38
	Other Securities			3,184,055	2.23

		TOTAL OIL AND GAS EXTRACTION		3,718,298	2.61

	PAPER AND ALLIED PRODUCTS			1,608,649	1.13

	PERSONAL SERVICES			74,901	0.05

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp		52,452	2,813,525	1.98
	ConocoPhillips		16,739	1,386,826	0.97
	ExxonMobil Corp		160,291	7,746,864	5.44
	Other Securities			968,611	0.68

		TOTAL PETROLEUM AND COAL PRODUCTS		12,915,826	9.07

	PRIMARY METAL INDUSTRIES			639,892	0.45

	PRINTING AND PUBLISHING
	Gannett Co, Inc		6,595	552,397	0.39
	Other Securities			664,325	0.46

		TOTAL PRINTING AND PUBLISHING		1,216,722	0.85

	RAILROAD TRANSPORTATION			1,195,361	0.84

	REAL ESTATE			40,939	0.03

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			56,228	0.04

110 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc		7,519	$ 701,072	0.49%
Lehman Brothers Holdings, Inc		6,732	536,675	0.38
Merrill Lynch & Co, Inc		23,471	1,166,978	0.82
Morgan Stanley		23,466	1,156,874	0.81
Other Securities			743,363	0.52

TOTAL SECURITY AND COMMODITY BROKERS			4,304,962	3.02

STONE, CLAY, AND GLASS PRODUCTS			157,123	0.11

TOBACCO PRODUCTS
Altria Group, Inc		50,179	2,360,420	1.66
Other Securities			452,293	0.31

	TOTAL TOBACCO PRODUCTS		2,812,713	1.97

TRANSPORTATION BY AIR			217,132	0.15

TRANSPORTATION EQUIPMENT
Ford Motor Co		42,663	599,415	0.42
Honeywell International, Inc		21,042	754,566	0.53
United Technologies Corp		9,543	891,125	0.63
Other Securities			3,125,678	2.19

	TOTAL TRANSPORTATION EQUIPMENT		5,370,784	3.77

TRANSPORTATION SERVICES			82,691	0.06

TRUCKING AND WAREHOUSING			106,473	0.08

WHOLESALE TRADE-DURABLE GOODS			560,901	0.39

WHOLESALE TRADE-NONDURABLE GOODS			342,031	0.24

	TOTAL COMMON STOCKS	(Cost $118,140,493)	142,143,571	99.78

	TOTAL PORTFOLIO	(Cost $118,140,493)	142,143,571	99.78
	OTHER ASSETS & LIABILITIES, NET		308,158	0.22

	NET ASSETS		$142,451,729	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $118,532,855. Net unrealized appreciation of portfolio investments aggregated $23,610,716 of which $25,312,447 related to appreciated portfolio investments and $1,701,731 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 111

S&P 500 Index Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES			$ 121,854	0.05%

	APPAREL AND ACCESSORY STORES			902,918	0.41

	APPAREL AND OTHER TEXTILE PRODUCTS			300,923	0.14

	AUTO REPAIR, SERVICES AND PARKING			70,560	0.03

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			223,557	0.10

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc		45,700	1,791,440	0.81
	Other Securities			942,750	0.42

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			2,734,190	1.23

	BUSINESS SERVICES
d	Microsoft Corp		226,491	6,262,476	2.81
*	Oracle Corp		107,710	1,214,969	0.55
	Other Securities			7,013,480	3.15

		TOTAL BUSINESS SERVICES		14,490,925	6.51

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories		32,500	1,376,700	0.62
*	Amgen, Inc		26,300	1,490,684	0.67
	Lilly (Eli) & Co		23,500	1,411,175	0.63
	Merck & Co, Inc		46,200	1,524,600	0.69
d	Pfizer, Inc		157,220	4,810,932	2.16
	Procter & Gamble Co		52,900	2,862,948	1.29
	Wyeth		27,700	1,035,980	0.46
	Other Securities			9,307,934	4.18

		TOTAL CHEMICALS AND ALLIED PRODUCTS		23,820,953	10.70

	COMMUNICATIONS
	BellSouth Corp		38,100	1,033,272	0.46
*	Comcast Corp (Class A)		40,216	1,135,700	0.51
*	Comcast Corp (Special Class A)		6,450	180,084	0.08
	SBC Communications, Inc		69,000	1,790,550	0.80
	Verizon Communications, Inc		57,600	2,268,288	1.02
	Viacom, Inc (Class B)		36,100	1,211,516	0.54
	Other Securities			3,823,972	1.73

		TOTAL COMMUNICATIONS		11,443,382	5.14

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp		84,704	3,670,224	1.65
	Citigroup, Inc		107,900	4,760,548	2.14
	JPMorgan Chase & Co		74,136	2,945,423	1.32
	U.S. Bancorp		39,100	1,129,990	0.51
	Wachovia Corp		27,200	1,277,040	0.57
	Wells Fargo & Co		35,100	2,093,013	0.94
	Other Securities			6,611,285	2.98

		TOTAL DEPOSITORY INSTITUTIONS		22,487,523	10.11

	EATING AND DRINKING PLACES			1,134,443	0.51

	EDUCATIONAL SERVICES			300,817	0.14

112 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

S&P 500 Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES			$ 7,158,345	3.22%

	ELECTRONIC & OTHER ELECTRIC EQUIPMENT
d	General Electric Co		219,900	7,384,242	3.32
	Intel Corp		133,600	2,680,016	1.20
	Qualcomm, Inc		33,900	1,323,456	0.59
	Other Securities			5,306,187	2.39

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT			16,693,901	7.50

	ENGINEERING AND MANAGEMENT SERVICES			1,246,369	0.56

	FABRICATED METAL PRODUCTS			1,699,309	0.76

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co		50,500	2,022,525	0.91
	PepsiCo, Inc		35,200	1,712,480	0.77
	Other Securities			4,008,973	1.80

		TOTAL FOOD AND KINDRED PRODUCTS		7,743,978	3.48

	FOOD STORES			978,738	0.44

	FORESTRY			325,752	0.15

	FURNITURE AND FIXTURES			446,183	0.20

	FURNITURE AND HOMEFURNISHINGS STORES			757,854	0.34

	GENERAL BUILDING CONTRACTORS			381,385	0.17

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc		88,300	4,697,560	2.11
	Other Securities			2,604,986	1.17

		TOTAL GENERAL MERCHANDISE STORES		7,302,546	3.28

	HEALTH SERVICES			1,071,614	0.48

	HOLDING AND OTHER INVESTMENT OFFICES
	SPDR Trust Series 1		50,000	5,588,000	2.51
	Other Securities			1,676,969	0.75

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES			7,264,969	3.26

	HOTELS AND OTHER LODGING PLACES			594,538	0.27

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co		16,300	1,303,511	0.59
*	Cisco Systems, Inc		140,800	2,548,480	1.15
*	Dell, Inc		52,000	1,851,200	0.83
	Hewlett-Packard Co		62,900	1,179,375	0.53
	International Business Machines Corp		34,900	2,992,326	1.34
	Tyco International Ltd		41,800	1,281,588	0.58
	Other Securities			5,300,897	2.38

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		16,457,377	7.40

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc		25,100	1,302,690	0.59
	Other Securities			5,043,595	2.26

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		6,346,285	2.85

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 113

S&P 500 Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INSURANCE AGENTS, BROKERS AND SERVICE			$ 854,305	0.38%

	INSURANCE CARRIERS
	American International Group, Inc		54,200	3,685,058	1.65
	UnitedHealth Group, Inc		13,800	1,017,612	0.46
	Other Securities			7,115,658	3.20

		TOTAL INSURANCE CARRIERS		11,818,328	5.31

	LEATHER AND LEATHER PRODUCTS			165,438	0.07

	LUMBER AND WOOD PRODUCTS			190,535	0.09

	METAL MINING			739,533	0.33

	MISCELLANEOUS MANUFACTURING INDUSTRIES			218,159	0.10

	MISCELLANEOUS RETAIL
*	eBay, Inc		13,778	1,266,749	0.57
	Other Securities			1,689,272	0.76

		TOTAL MISCELLANEOUS RETAIL		2,956,021	1.33

	MOTION PICTURES
*	Time Warner, Inc		95,200	1,536,528	0.69
	Walt Disney Co		42,800	965,140	0.43

		TOTAL MOTION PICTURES		2,501,668	1.12

	NONDEPOSITORY INSTITUTIONS
	American Express Co		26,400	1,358,544	0.61
	Fannie Mae		20,100	1,274,340	0.57
	Other Securities			2,937,175	1.32

		TOTAL NONDEPOSITORY INSTITUTIONS		5,570,059	2.50

	NONMETALLIC MINERALS, EXCEPT FUELS			112,090	0.05

	OIL AND GAS EXTRACTION			4,290,169	1.93

	PAPER AND ALLIED PRODUCTS			1,480,088	0.67

	PERSONAL SERVICES			320,110	0.14

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp		44,300	2,376,252	1.07
	ConocoPhillips		14,300	1,184,755	0.53
d	ExxonMobil Corp		135,500	6,548,715	2.94
	Other Securities			567,128	0.26

		TOTAL PETROLEUM AND COAL PRODUCTS		10,676,850	4.80

	PRIMARY METAL INDUSTRIES			1,037,454	0.47

	PRINTING AND PUBLISHING			1,523,249	0.68

	RAILROAD TRANSPORTATION			1,038,691	0.47

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			636,040	0.29

	SECURITY AND COMMODITY BROKERS
	Merrill Lynch & Co, Inc		19,500	969,540	0.44
	Morgan Stanley		22,800	1,124,040	0.50
	Other Securities			2,499,731	1.12

		TOTAL SECURITY AND COMMODITY BROKERS		4,593,311	2.06

114 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

S&P 500 Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

STONE, CLAY, AND GLASS PRODUCTS			$ 321,320	0.14%

TOBACCO PRODUCTS
Altria Group, Inc		42,700	2,008,608	0.90
Other Securities			355,860	0.16

	TOTAL TOBACCO PRODUCTS		2,364,468	1.06

TRANSPORTATION BY AIR			765,832	0.34

TRANSPORTATION EQUIPMENT
United Technologies Corp		10,700	999,166	0.45
Other Securities			5,255,212	2.36

	TOTAL TRANSPORTATION EQUIPMENT		6,254,378	2.81

TRANSPORTATION SERVICES			71,137	0.03

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)		23,400	1,776,527	0.80

	TOTAL TRUCKING AND WAREHOUSING		1,776,527	0.80

WATER TRANSPORTATION			619,499	0.28

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson		61,800	3,481,194	1.56
Other Securities			98,005	0.05

	TOTAL WHOLESALE TRADE-DURABLE GOODS		3,579,199	1.61

WHOLESALE TRADE-NONDURABLE GOODS			1,259,127	0.57

	TOTAL COMMON STOCKS	(Cost $204,119,200)	222,234,773	99.86

ISSUER		PRINCIPAL

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Farm Credit Banks (FFCB)	1.23%, 10/01/04	$970,000	969,956	0.44

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			969,956	0.44

	TOTAL SHORT-TERM INVESTMENTS	(Cost $969,956)	969,956	0.44

	TOTAL PORTFOLIO	(Cost $205,089,156)	223,204,729	100.30
	OTHER ASSETS & LIABILITIES, NET		(669,996)	(0.30)

	NET ASSETS		$222,534,733	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $206,078,116. Net unrealized appreciation of portfolio investments aggregated $17,126,613 of which $22,528,282 related to appreciated portfolio investments and $5,401,669 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 115

Mid-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	ELECTRIC, GAS, AND SANITARY SERVICES			$ 28,033	0.12%

	TOTAL PREFERRED STOCKS		(Cost $20,000)	28,033	0.12

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES			137,917	0.57

	APPAREL AND ACCESSORY STORES			445,251	1.83

	APPAREL AND OTHER TEXTILE PRODUCTS			19,987	0.08

	AUTO REPAIR, SERVICES AND PARKING			27,424	0.11

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			240,461	0.99

	BUILDING MATERIALS AND GARDEN SUPPLIES			68,141	0.28

	BUSINESS SERVICES
	Adobe Systems, Inc		4,635	229,293	0.94
	Autodesk, Inc		2,281	110,925	0.46
*	Fiserv, Inc		3,784	131,910	0.54
	IMS Health, Inc		4,561	109,099	0.45
*	Intuit, Inc		3,424	155,450	0.64
*	Juniper Networks, Inc		10,287	242,773	1.00
*	SunGard Data Systems, Inc		4,928	117,139	0.48
*	Veritas Software Corp		8,293	147,615	0.61
	Other Securities			2,181,985	9.01

		TOTAL BUSINESS SERVICES		3,426,189	14.13

	CHEMICALS AND ALLIED PRODUCTS
	Allergan, Inc		2,550	185,003	0.76
	Avery Dennison Corp		2,100	138,138	0.57
	Clorox Co		2,053	109,425	0.45
	Ecolab, Inc		3,580	112,555	0.46
*	Genzyme Corp		4,365	237,500	0.98
*	MedImmune, Inc		4,829	114,447	0.47
	Other Securities			1,449,439	5.99

		TOTAL CHEMICALS AND ALLIED PRODUCTS		2,346,507	9.68

	COAL MINING			52,473	0.21

	COMMUNICATIONS			824,000	3.40

	DEPOSITORY INSTITUTIONS
	Synovus Financial Corp		4,151	108,549	0.45
	Other Securities			385,224	1.58

		TOTAL DEPOSITORY INSTITUTIONS		493,773	2.03

	EATING AND DRINKING PLACES
	Yum! Brands, Inc		5,618	228,428	0.94
	Other Securities			308,318	1.27

		TOTAL EATING AND DRINKING PLACES		536,746	2.21

	EDUCATIONAL SERVICES			194,711	0.80

116 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
*	AES Corp		12,368	$ 123,556	0.51%
	Other Securities			86,096	0.36

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			209,652	0.87

	ELECTRONIC & OTHER ELECTRIC EQUIPMENT
*	Altera Corp		7,267	142,215	0.59
	Harman International Industries, Inc		1,130	121,758	0.50
	Linear Technology Corp		5,963	216,099	0.89
	Microchip Technology, Inc		4,040	108,434	0.45
	Rockwell Collins, Inc		3,420	127,019	0.52
	Other Securities			1,538,802	6.35

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT			2,254,327	9.30

	ENGINEERING AND MANAGEMENT SERVICES
	Moody’s Corp		2,438	178,584	0.74
	Quest Diagnostics, Inc		1,600	141,152	0.58
	Other Securities			422,332	1.74

	TOTAL ENGINEERING AND MANAGEMENT SERVICES			742,068	3.06

	FABRICATED METAL PRODUCTS
	Fortune Brands, Inc		2,669	197,746	0.82
	Other Securities			83,801	0.34

		TOTAL FABRICATED METAL PRODUCTS		281,547	1.16

	FOOD AND KINDRED PRODUCTS
	Hershey Foods Corp		2,605	121,680	0.50
	Other Securities			198,545	0.82

		TOTAL FOOD AND KINDRED PRODUCTS		320,225	1.32

	FOOD STORES			110,941	0.46

	FURNITURE AND FIXTURES			198,092	0.82

	FURNITURE AND HOMEFURNISHINGS STORES
*	Bed Bath & Beyond, Inc		5,799	215,201	0.89
	Other Securites			223,156	0.92

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES			438,357	1.81

	GENERAL BUILDING CONTRACTORS			362,347	1.50

	GENERAL MERCHANDISE STORES
	Dollar General Corp		5,728	115,419	0.48
	Other Securities			152,471	0.63

		TOTAL GENERAL MERCHANDISE STORES		267,890	1.11

	HEALTH SERVICES
*	Laboratory Corp Of America Holdings		2,599	113,628	0.47
	Other Securities			542,873	2.24

		TOTAL HEALTH SERVICES		656,501	2.71

	HOLDING AND OTHER INVESTMENT OFFICES			231,700	0.96

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 117

Mid-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	HOTELS AND OTHER LODGING PLACES
	Hilton Hotels Corp		6,321	$ 119,088	0.49%
	Marriott International, Inc (Class A)		3,274	170,117	0.70
	Other Securities			221,997	0.92

		TOTAL HOTELS AND OTHER LODGING PLACES		511,202	2.11

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	American Standard Cos, Inc		3,628	141,165	0.58
*	Apple Computer, Inc		3,711	143,801	0.59
	Baker Hughes, Inc		6,466	282,694	1.17
	Dover Corp		3,180	123,607	0.51
*	Lexmark International, Inc		2,532	212,713	0.88
*	Network Appliance, Inc		6,040	138,920	0.57
	Pitney Bowes, Inc		2,513	110,823	0.46
*	Smith International, Inc		2,026	123,039	0.51
	Other Securities			859,925	3.55

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			2,136,687	8.82

	INSTRUMENTS AND RELATED PRODUCTS
	Bard (C.R.), Inc		2,000	113,260	0.47
	Biomet, Inc		4,939	231,540	0.96
*	Fisher Scientific International, Inc		2,091	121,968	0.50
*	KLA-Tencor Corp		3,816	158,288	0.65
	Other Securities			1,058,569	4.37

	TOTAL INSTRUMENTS AND RELATED PRODUCTS			1,683,625	6.95

	INSURANCE AGENTS, BROKERS AND SERVICE			175,906	0.73

	INSURANCE CARRIERS			241,373	1.00

	LEATHER AND LEATHER PRODUCTS
*	Coach, Inc		3,673	155,809	0.64
	Other Securities			22,720	0.10

		TOTAL LEATHER AND LEATHER PRODUCTS		178,529	0.74

	METAL MINING
	Freeport-McMoRan Copper & Gold, Inc (Class A)		3,039	123,080	0.51
	Other Securities			5,166	0.02

		TOTAL METAL MINING		128,246	0.53

	MISCELLANEOUS MANUFACTURING INDUSTRIES			65,159	0.27

	MISCELLANEOUS RETAIL			387,555	1.60

	MOTION PICTURES			43,581	0.18

	NONDEPOSITORY INSTITUTIONS			160,876	0.66

	OIL AND GAS EXTRACTION
	BJ Services Co		3,200	167,712	0.69
	XTO Energy, Inc		4,964	161,231	0.67
	Other Securities			325,981	1.34

		TOTAL OIL AND GAS EXTRACTION		654,924	2.70

	PAPER AND ALLIED PRODUCTS			44,175	0.18

118 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

PERSONAL SERVICES
H & R Block, Inc		3,403	$ 168,176	0.69%
Other Securities			151,319	0.63

	TOTAL PERSONAL SERVICES		319,495	1.32

PRIMARY METAL INDUSTRIES			148,684	0.61

PRINTING AND PUBLISHING			464,990	1.92

RAILROAD TRANSPORTATION			19,736	0.08

REAL ESTATE			104,250	0.43

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			71,539	0.30

SECURITY AND COMMODITY BROKERS			696,406	2.87

STONE, CLAY, AND GLASS PRODUCTS			7,349	0.03

TRANSPORTATION BY AIR
Southwest Airlines Co		12,043	164,026	0.68
Other Securities			48,534	0.20

	TOTAL TRANSPORTATION BY AIR		212,560	0.88

TRANSPORTATION EQUIPMENT			210,012	0.87

TRANSPORTATION SERVICES
Expeditors International Of Washington, Inc		2,100	108,570	0.45
Other Securities			75,384	0.31

	TOTAL TRANSPORTATION SERVICES		183,954	0.76

TRUCKING AND WAREHOUSING			60,832	0.25

WHOLESALE TRADE-DURABLE GOODS			202,951	0.84

WHOLESALE TRADE-NONDURABLE GOODS			182,229	0.75

	TOTAL COMMON STOCKS	(Cost $19,709,643)	24,184,052	99.78

	TOTAL PORTFOLIO	(Cost $19,729,643)	24,212,085	99.90
	OTHER ASSETS & LIABILITIES, NET		24,235	0.10

	NET ASSETS		$24,236,320	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $19,756,196. Net unrealized appreciation of portfolio investments aggregated $4,455,889 of which $5,244,112 related to appreciated portfolio investments and $788,223 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 119

Mid-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	TRANSPORTATION EQUIPMENT		$ 7,478	0.02%

	TOTAL PREFERRED STOCKS	(Cost $6,542)	7,478	0.02

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		169,327	0.46

	APPAREL AND ACCESSORY STORES
	Limited Brands, Inc	8,045	179,323	0.48
	Other Securities		88,832	0.24

	TOTAL APPAREL AND ACCESSORY STORES		268,155	0.72

	APPAREL AND OTHER TEXTILE PRODUCTS		292,183	0.78

	AUTO REPAIR, SERVICES AND PARKING		34,527	0.09

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		61,488	0.16

	BUILDING MATERIALS AND GARDEN SUPPLIES		57,946	0.16

	BUSINESS SERVICES
*	Computer Sciences Corp	3,863	181,947	0.49
	Electronic Data Systems Corp	10,384	201,346	0.54
	Other Securities		822,046	2.21

	TOTAL BUSINESS SERVICES		1,205,339	3.24

	CHEMICALS AND ALLIED PRODUCTS
	Air Products & Chemicals, Inc	4,680	254,498	0.68
	PPG Industries, Inc	3,533	216,502	0.58
	Praxair, Inc	4,761	203,485	0.55
	Other Securities		947,439	2.55

	TOTAL CHEMICALS AND ALLIED PRODUCTS		1,621,924	4.36

	COAL MINING		171,783	0.46

	COMMUNICATIONS		618,875	1.66

	DEPOSITORY INSTITUTIONS
	AmSouth Bancorp	7,196	175,582	0.47
	Comerica, Inc	3,611	214,313	0.58
	Marshall & Ilsley Corp	4,600	185,380	0.50
	Regions Financial Corp	9,577	316,616	0.84
	SouthTrust Corp	6,789	282,830	0.76
	Other Securities		2,729,788	7.34

	TOTAL DEPOSITORY INSTITUTIONS		3,904,509	10.49

	EATING AND DRINKING PLACES		122,814	0.33

	EDUCATIONAL SERVICES		4,987	0.01

	ELECTRIC, GAS, AND SANITARY SERVICES
	Ameren Corp	3,958	182,662	0.49
	Consolidated Edison, Inc	4,965	208,729	0.56
	Edison International	6,709	177,856	0.48
	FPL Group, Inc	3,809	260,231	0.70
*	PG&E Corp	8,200	249,280	0.67
	PPL Corp	3,865	182,351	0.49

120 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES—(continued)
	Progress Energy, Inc	5,084	$ 215,257	0.58%
	Public Service Enterprise Group, Inc	4,878	207,803	0.56
	TXU Corp	6,152	294,804	0.79
	Other Securities		3,173,242	8.52

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		5,152,215	13.84

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		982,397	2.64

	ENGINEERING AND MANAGEMENT SERVICES
	Monsanto Co	5,400	196,668	0.53
	Other Securities		110,581	0.30

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		307,249	0.83

	FABRICATED METAL PRODUCTS		224,569	0.60

	FOOD AND KINDRED PRODUCTS
	Archer Daniels Midland Co	11,983	203,471	0.55
	Other Securities		636,073	1.71

	TOTAL FOOD AND KINDRED PRODUCTS		839,544	2.26

	FOOD STORES
	Albertson’s, Inc	7,575	181,270	0.49
*	Kroger Co	15,203	235,951	0.63
*	Safeway, Inc	9,196	177,575	0.48

	TOTAL FOOD STORES		594,796	1.60

	FURNITURE AND FIXTURES		474,058	1.27

	FURNITURE AND HOMEFURNISHINGS STORES		109,515	0.29

	GENERAL BUILDING CONTRACTORS		475,932	1.28

	GENERAL MERCHANDISE STORES
	Federated Department Stores, Inc	3,824	173,724	0.47
	J.C. Penney Co, Inc	5,036	177,670	0.48
	Sears Roebuck & Co	4,504	179,484	0.48
	Other Securities		397,963	1.07

	TOTAL GENERAL MERCHANDISE STORES		928,841	2.50

	HEALTH SERVICES		202,234	0.54

	HOLDING AND OTHER INVESTMENT OFFICES
	Equity Office Properties Trust	8,315	226,584	0.61
	Equity Residential	5,768	178,808	0.48
	iShares Russell Midcap Value Index Fund	4,422	442,642	1.19
	Other Securities		3,272,315	8.79

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		4,120,349	11.07

	HOTELS AND OTHER LODGING PLACES		223,218	0.60

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Eaton Corp	3,099	196,508	0.53
*	Xerox Corp	14,985	210,989	0.57
	Other Securities		1,087,806	2.92

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		1,495,303	4.02

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 121

Mid-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

INSTRUMENTS AND RELATED PRODUCTS
Eastman Kodak Co	5,841	$ 188,197	0.51%
Other Securities		282,657	0.76

TOTAL INSTRUMENTS AND RELATED PRODUCTS		470,854	1.27

INSURANCE AGENTS, BROKERS AND SERVICE
AON Corp	6,494	186,638	0.50
Other Securities		100,555	0.27

TOTAL INSURANCE AGENTS, BROKERS AND SERVICE		287,193	0.77

INSURANCE CARRIERS
Cigna Corp	2,904	202,206	0.54
Lincoln National Corp	3,700	173,900	0.47
Loews Corp	3,058	178,893	0.48
MBIA, Inc	3,008	175,096	0.47
Principal Financial Group	6,569	236,287	0.64
Other Securities		2,356,125	6.33

TOTAL INSURANCE CARRIERS		3,322,507	8.93

LUMBER AND WOOD PRODUCTS
Georgia-Pacific Corp	5,200	186,940	0.50
Other Securities		48,316	0.13

TOTAL LUMBER AND WOOD PRODUCTS		235,256	0.63

METAL MINING
Phelps Dodge Corp	1,924	177,066	0.48
Other Securities		10,332	0.02

TOTAL METAL MINING		187,398	0.50

MISCELLANEOUS MANUFACTURING INDUSTRIES		148,444	0.40

MISCELLANEOUS RETAIL		263,463	0.71

MOTION PICTURES		25,096	0.07

NONDEPOSITORY INSTITUTIONS		357,570	0.96

NONMETALLIC MINERALS, EXCEPT FUELS		106,791	0.29

OIL AND GAS EXTRACTION
Marathon Oil Corp	7,063	291,561	0.78
Unocal Corp	5,421	233,103	0.63
Other Securities		826,270	2.22

TOTAL OIL AND GAS EXTRACTION		1,350,934	3.63

PAPER AND ALLIED PRODUCTS		575,571	1.55

PERSONAL SERVICES		59,425	0.16

PETROLEUM AND COAL PRODUCTS
Valero Energy Corp	2,650	212,557	0.57
Other Securities		623,672	1.68

TOTAL PETROLEUM AND COAL PRODUCTS		836,229	2.25

PRIMARY METAL INDUSTRIES		311,398	0.84

PRINTING AND PUBLISHING		363,584	0.98

122 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Value Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

RAILROAD TRANSPORTATION
Burlington Northern Santa Fe Corp	7,646	$ 292,918	0.79%
Norfolk Southern Corp	7,978	237,266	0.64
Other Securities		155,976	0.41

TOTAL RAILROAD TRANSPORTATION		686,160	1.84

REAL ESTATE		33,060	0.09

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		45,980	0.12

SECURITY AND COMMODITY BROKERS
Bear Stearns Cos, Inc	2,200	211,574	0.57
Other Securities		249,506	0.67

TOTAL SECURITY AND COMMODITY BROKERS		461,080	1.24

STONE, CLAY, AND GLASS PRODUCTS		89,824	0.24

TOBACCO PRODUCTS
Reynolds American, Inc	3,000	204,120	0.55
Other Securities		167,275	0.45

TOTAL TOBACCO PRODUCTS		371,395	1.00

TRANSPORTATION BY AIR		59,106	0.16

TRANSPORTATION EQUIPMENT
Paccar, Inc	3,612	249,661	0.67
Other Securities		690,450	1.86

TOTAL TRANSPORTATION EQUIPMENT		940,111	2.53

TRANSPORTATION SERVICES		70,180	0.19

TRUCKING AND WAREHOUSING		77,040	0.21

WHOLESALE TRADE-DURABLE GOODS		464,041	1.25

WHOLESALE TRADE-NONDURABLE GOODS		283,966	0.76

TOTAL COMMON STOCKS	(Cost $29,325,235)	37,147,733	99.83

TOTAL PORTFOLIO	(Cost $29,331,777)	37,155,211	99.85
OTHER ASSETS & LIABILITIES, NET		55,095	0.15

NET ASSETS		$37,210,306	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $29,337,811. Net unrealized appreciation of portfolio investments aggregated $7,817,400 of which $8,449,941 related to appreciated portfolio investments and $632,541 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 123

Mid-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	TRANSPORTATION EQUIPMENT		$ 30,952	0.06%

	TOTAL PREFERRED STOCKS	(Cost $23,700)	30,952	0.06

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		242,007	0.48

	APPAREL AND ACCESSORY STORES
	Limited Brands, Inc	6,874	153,221	0.30
	Other Securities		440,242	0.88

	TOTAL APPAREL AND ACCESSORY STORES		593,463	1.18

	APPAREL AND OTHER TEXTILE PRODUCTS		257,860	0.51

	AUTO REPAIR, SERVICES AND PARKING		51,085	0.10

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		254,740	0.51

	BUILDING MATERIALS AND GARDEN SUPPLIES		104,492	0.21

	BUSINESS SERVICES
	Adobe Systems, Inc	3,900	192,933	0.38
	Electronic Data Systems Corp	8,044	155,973	0.31
*	Juniper Networks, Inc	8,802	207,727	0.41
	Other Securities		3,355,820	6.68

	TOTAL BUSINESS SERVICES		3,912,453	7.78

	CHEMICALS AND ALLIED PRODUCTS
	Air Products & Chemicals, Inc	3,773	205,176	0.41
	Allergan, Inc	2,182	158,304	0.31
*	Genzyme Corp	3,762	204,690	0.41
	PPG Industries, Inc	2,800	171,584	0.34
	Praxair, Inc	5,398	230,711	0.46
	Other Securities		2,344,116	4.66

	TOTAL CHEMICALS AND ALLIED PRODUCTS		3,314,581	6.59

	COAL MINING		183,991	0.37

	COMMUNICATIONS		1,175,031	2.34

	DEPOSITORY INSTITUTIONS
	Comerica, Inc	2,878	170,809	0.34
	Regions Financial Corp	7,658	253,173	0.50
	SouthTrust Corp	5,478	228,213	0.45
	Other Securities		2,905,028	5.79

	TOTAL DEPOSITORY INSTITUTIONS		3,557,223	7.08

	EATING AND DRINKING PLACES
	Yum! Brands, Inc	4,808	195,493	0.39
	Other Securities		358,928	0.71

	TOTAL EATING AND DRINKING PLACES		554,421	1.10

	EDUCATIONAL SERVICES		168,462	0.34

124 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	Consolidated Edison, Inc	4,100	$ 172,364	0.34%
	FPL Group, Inc	3,067	209,537	0.42
*	PG&E Corp	6,624	201,370	0.40
	Progress Energy, Inc	4,092	173,255	0.34
	Public Service Enterprise Group, Inc	3,900	166,140	0.33
	TXU Corp	4,950	237,204	0.47
	Other Securities		3,180,189	6.33

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		4,340,059	8.63

	ELECTRONIC & OTHER ELECTRIC EQUIPMENT
	Linear Technology Corp	5,138	186,201	0.37
	Other Securities		2,535,169	5.04

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT		2,721,370	5.41

	ENGINEERING AND MANAGEMENT SERVICES
	Monsanto Co	4,500	163,890	0.33
	Moody’s Corp	2,100	153,825	0.31
	Other Securities		570,540	1.13

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		888,255	1.77

	FABRICATED METAL PRODUCTS
	Fortune Brands, Inc	2,429	179,965	0.36
	Other Securities		240,592	0.48

	TOTAL FABRICATED METAL PRODUCTS		420,557	0.84

	FOOD AND KINDRED PRODUCTS
	Archer Daniels Midland Co	9,669	164,180	0.33
	Other Securities		795,763	1.58

	TOTAL FOOD AND KINDRED PRODUCTS		959,943	1.91

	FOOD STORES
*	Kroger Co	12,244	190,027	0.38
	Other Securities		383,602	0.76

	TOTAL FOOD STORES		573,629	1.14

	FURNITURE AND FIXTURES
	Johnson Controls, Inc	3,200	181,792	0.36
	Other Securities		373,645	0.74

	TOTAL FURNITURE AND FIXTURES		555,437	1.10

	FURNITURE AND HOMEFURNISHINGS STORES
*	Bed Bath & Beyond, Inc	4,990	185,179	0.37
	Other Securities		277,632	0.55

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES		462,811	0.92

	GENERAL BUILDING CONTRACTORS		698,914	1.39

	GENERAL MERCHANDISE STORES		972,337	1.93

	HEALTH SERVICES		724,907	1.44

	HOLDING AND OTHER INVESTMENT OFFICES
	Equity Office Properties Trust	6,699	182,548	0.36
	Other Securities		3,013,767	6.00

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		3,196,315	6.36

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 125

Mid-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	HOTELS AND OTHER LODGING PLACES
	Marriott International, Inc (Class A)	3,198	$ 166,168	0.33%
	Starwood Hotels & Resorts Worldwide, Inc	3,437	159,546	0.32
	Other Securities		291,886	0.58

	TOTAL HOTELS AND OTHER LODGING PLACES		617,600	1.23

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Apple Computer, Inc	6,200	240,250	0.48
	Baker Hughes, Inc	5,530	241,772	0.48
	Eaton Corp	2,502	158,652	0.32
*	Lexmark International, Inc	2,158	181,294	0.36
	Pitney Bowes, Inc	3,840	169,344	0.34
*	Xerox Corp	13,290	187,123	0.37
	Other Securities		1,825,187	3.62

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		3,003,622	5.97

	INSTRUMENTS AND RELATED PRODUCTS
	Biomet, Inc	4,226	198,115	0.39
	Eastman Kodak Co	4,761	153,399	0.31
	Other Securities		1,453,755	2.89

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		1,805,269	3.59

	INSURANCE AGENTS, BROKERS AND SERVICE		380,274	0.76

	INSURANCE CARRIERS
*	Anthem, Inc	2,302	200,850	0.40
	Cigna Corp	2,400	167,112	0.33
	Principal Financial Group	5,299	190,605	0.38
	Other Securities		2,324,629	4.63

	TOTAL INSURANCE CARRIERS		2,883,196	5.74

	LEATHER AND LEATHER PRODUCTS		148,542	0.30

	LUMBER AND WOOD PRODUCTS
	Georgia-Pacific Corp	4,300	154,585	0.31
	Other Securities		37,549	0.07

	TOTAL LUMBER AND WOOD PRODUCTS		192,134	0.38

	METAL MINING		258,843	0.51

	MISCELLANEOUS MANUFACTURING INDUSTRIES		174,218	0.35

	MISCELLANEOUS RETAIL		554,042	1.10

	MOTION PICTURES		57,261	0.11

	NONDEPOSITORY INSTITUTIONS		421,534	0.84

	NONMETALLIC MINERALS, EXCEPT FUELS		81,520	0.16

	OIL AND GAS EXTRACTION
	Marathon Oil Corp	5,738	236,865	0.47
	Unocal Corp	4,329	186,147	0.37
	Other Securities		1,214,039	2.42

	TOTAL OIL AND GAS EXTRACTION		1,637,051	3.26

	PAPER AND ALLIED PRODUCTS		505,885	1.01

	PERSONAL SERVICES		314,241	0.63

126 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

PETROLEUM AND COAL PRODUCTS
Valero Energy Corp	2,138	$ 171,489	0.34%
Other Securities		487,856	0.97

TOTAL PETROLEUM AND COAL PRODUCTS		659,345	1.31

PRIMARY METAL INDUSTRIES		376,246	0.75

PRINTING AND PUBLISHING		677,042	1.35

RAILROAD TRANSPORTATION
Burlington Northern Santa Fe Corp	6,156	235,836	0.47
Norfolk Southern Corp	6,400	190,336	0.38
Other Securities		147,103	0.29

TOTAL RAILROAD TRANSPORTATION		573,275	1.14

REAL ESTATE		120,390	0.24

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		97,938	0.19

SECURITY AND COMMODITY BROKERS
Bear Stearns Cos, Inc	1,700	163,489	0.33
Other Securities		768,549	1.52

TOTAL SECURITY AND COMMODITY BROKERS		932,038	1.85

STONE, CLAY, AND GLASS PRODUCTS		75,962	0.15

TOBACCO PRODUCTS
Reynolds American, Inc	2,430	165,337	0.33
Other Securities		131,137	0.26

TOTAL TOBACCO PRODUCTS		296,474	0.59

TRANSPORTATION BY AIR
Southwest Airlines Co	13,121	178,708	0.36
Other Securities		52,674	0.10

TOTAL TRANSPORTATION BY AIR		231,382	0.46

TRANSPORTATION EQUIPMENT
Paccar, Inc	2,850	196,992	0.39
Other Securities		739,403	1.47

TOTAL TRANSPORTATION EQUIPMENT		936,395	1.86

TRANSPORTATION SERVICES		210,335	0.42

TRUCKING AND WAREHOUSING		111,187	0.22

WHOLESALE TRADE-DURABLE GOODS		552,761	1.10

WHOLESALE TRADE-NONDURABLE GOODS		388,922	0.78

TOTAL COMMON STOCKS	(Cost $38,929,438)	50,159,267	99.78

TOTAL PORTFOLIO	(Cost $38,953,138)	50,190,219	99.84
OTHER ASSETS & LIABILITIES, NET		80,102	0.16

NET ASSETS		$50,270,321	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $39,026,804. Net unrealized appreciation of portfolio investments aggregated $11,163,415 of which $12,273,393 related to appreciated portfolio investments and $1,109,978 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 127

Small-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	HEALTH SERVICES		$ 14,512	0.02%

	TOTAL PREFERRED STOCKS	(Cost $14,350)	14,512	0.02

	COMMON STOCK
	AGRICULTURAL PRODUCTION-CROPS		82,979	0.13

	AMUSEMENT AND RECREATION SERVICES
*	Penn National Gaming, Inc	4,400	177,760	0.27
	Other Securities		424,984	0.65

	TOTAL AMUSEMENT AND RECREATION SERVICES		602,744	0.92

	APPAREL AND ACCESSORY STORES
*	Aeropostale, Inc	7,690	201,478	0.31
	Other Securities		586,642	0.89

	TOTAL APPAREL AND ACCESSORY STORES		788,120	1.20

	APPAREL AND OTHER TEXTILE PRODUCTS
*	Quiksilver, Inc	7,799	198,251	0.30
	Other Securities		239,228	0.37

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS		437,479	0.67

	AUTO REPAIR, SERVICES AND PARKING		64,249	0.10

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		149,261	0.23

	BUSINESS SERVICES
*	Brocade Communications Systems, Inc	29,680	167,687	0.26
*	CACI International, Inc (Class A)	4,069	214,757	0.33
*	Cerner Corp	4,003	173,165	0.26
*	Earthlink, Inc	17,391	179,122	0.27
*	Hyperion Solutions Corp	5,399	183,512	0.28
*	Infospace, Inc	4,420	209,461	0.32
*	Kronos, Inc	4,345	192,440	0.29
*	Take-Two Interactive Software, Inc	5,192	170,557	0.26
	Other Securities		9,375,275	14.26

	TOTAL BUSINESS SERVICES		10,865,976	16.53

	CHEMICALS AND ALLIED PRODUCTS
*	IMC Global, Inc	16,100	279,979	0.42
*	Onyx Pharmaceuticals, Inc	4,832	207,824	0.31
*	Par Pharmaceutical Cos, Inc	4,780	171,745	0.26
	Valeant Pharmaceuticals International	8,899	214,644	0.33
	Other Securities		5,524,610	8.42

	TOTAL CHEMICALS AND ALLIED PRODUCTS		6,398,802	9.74

	COMMUNICATIONS		1,243,133	1.89

	DEPOSITORY INSTITUTIONS
	East West Bancorp, Inc	6,997	235,029	0.36
	First Bancorp (Puerto Rico)	4,538	219,185	0.33
	Southwest Bancorp Of Texas, Inc	9,042	182,106	0.28
	Other Securities		3,250,646	4.94

	TOTAL DEPOSITORY INSTITUTIONS		3,886,966	5.91

128 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	EATING AND DRINKING PLACES
*	CEC Entertainment, Inc	5,185	$ 190,549	0.29%
*	P.F. Chang’s China Bistro, Inc	3,600	174,564	0.27
*	Sonic Corp	8,375	214,651	0.32
	Other Securities		652,285	0.99

	TOTAL EATING AND DRINKING PLACES		1,232,049	1.87

	EDUCATIONAL SERVICES
	Strayer Education, Inc	2,114	243,131	0.37
	Other Securities		94,852	0.14

	TOTAL EDUCATIONAL SERVICES		337,983	0.51

	ELECTRIC, GAS, AND SANITARY SERVICES
*	Waste Connections, Inc	6,700	212,256	0.32
	Other Securities		121,041	0.19

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		333,297	0.51

	ELECTRONIC & OTHER ELECTRIC EQUIPMENT
*	Skyworks Solutions, Inc	18,771	178,325	0.27
	Other Securities		5,879,445	8.95

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT		6,057,770	9.22

	ENGINEERING AND MANAGEMENT SERVICES		2,580,212	3.93

	FABRICATED METAL PRODUCTS
	Simpson Manufacturing Co, Inc	2,645	167,164	0.25
	Other Securities		570,689	0.87

	TOTAL FABRICATED METAL PRODUCTS		737,853	1.12

	FOOD AND KINDRED PRODUCTS		328,217	0.50

	FOOD STORES		212,592	0.32

	FURNITURE AND FIXTURES		258,636	0.39

	FURNITURE AND HOMEFURNISHINGS STORES		383,585	0.58

	GENERAL BUILDING CONTRACTORS		257,354	0.39

	GENERAL MERCHANDISE STORES		509,923	0.78

	HEALTH SERVICES
*	Apria Healthcare Group, Inc	7,024	191,404	0.29
*	Pediatrix Medical Group, Inc	3,221	176,672	0.27
	Select Medical Corp	12,713	170,736	0.26
	Other Securities		1,673,531	2.54

	TOTAL HEALTH SERVICES		2,212,343	3.36

	HEAVY CONSTRUCTION, EXCEPT BUILDING		20,052	0.03

	HOLDING AND OTHER INVESTMENT OFFICES
	iShares Russell 2000 Growth Index Fund	4,838	283,507	0.43
	Other Securities		1,035,007	1.58

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		1,318,514	2.01

	HOTELS AND OTHER LODGING PLACES
	Boyd Gaming Corp	6,399	180,132	0.27
	Other Securities		44,164	0.07

	TOTAL HOTELS AND OTHER LODGING PLACES		224,296	0.34

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 129

Small-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Scientific Games Corp (Class A)	10,700	$ 204,370	0.31%
	Toro Co	3,378	230,717	0.35
	Other Securities		3,027,412	4.61

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		3,462,499	5.27

	INSTRUMENTS AND RELATED PRODUCTS
*	Advanced Medical Optics, Inc	5,043	199,552	0.30
	Mentor Corp	5,544	186,722	0.28
*	Steris Corp	8,229	180,544	0.27
*	Techne Corp	4,455	170,092	0.26
*	Trimble Navigation Ltd	7,107	224,581	0.34
*	Varian, Inc	4,860	184,048	0.28
	Other Securities		4,830,496	7.36

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		5,976,035	9.09

	INSURANCE AGENTS, BROKERS AND SERVICE
	National Financial Partners Corp	4,654	166,520	0.25
	Other Securities		176,080	0.27

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE		342,600	0.52

	INSURANCE CARRIERS		812,224	1.24

	LEATHER AND LEATHER PRODUCTS		101,077	0.15

	LEGAL SERVICES		37,133	0.06

	LUMBER AND WOOD PRODUCTS		130,109	0.20

	METAL MINING		323,357	0.49

	MISCELLANEOUS MANUFACTURING INDUSTRIES
*	Yankee Candle Co, Inc	6,832	197,855	0.30
	Other Securities		426,523	0.65

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES		624,378	0.95

	MISCELLANEOUS RETAIL		900,346	1.37

	MOTION PICTURES		35,759	0.05

	NONDEPOSITORY INSTITUTIONS
*	New Century Financial Corp	3,245	195,414	0.30
	Other Securities		270,495	0.41

	TOTAL NONDEPOSITORY INSTITUTIONS		465,909	0.71

	NONMETALLIC MINERALS, EXCEPT FUELS		7,992	0.01

	OIL AND GAS EXTRACTION
*	Cal Dive International, Inc	5,277	187,967	0.29
*	Denbury Resources, Inc	7,601	193,065	0.29
*	Unit Corp	5,257	184,416	0.28
	Other Securities		1,910,073	2.91

	TOTAL OIL AND GAS EXTRACTION		2,475,521	3.77

	PAPER AND ALLIED PRODUCTS		87,411	0.13

	PERSONAL SERVICES		69,784	0.11

130 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PETROLEUM AND COAL PRODUCTS		$334,584		0.51%

	PRIMARY METAL INDUSTRIES
	Allegheny Technologies, Inc		13,305	242,816	0.37
*	Maverick Tube Corp		5,858	180,485	0.27
	Steel Dynamics, Inc		4,736	182,904	0.28
	Other Securities			764,873	1.17

		TOTAL PRIMARY METAL INDUSTRIES		1,371,078	2.09

	PRINTING AND PUBLISHING			853,382	1.30

	RAILROAD TRANSPORTATION			79,480	0.12

	REAL ESTATE			65,549	0.10

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			370,483	0.56

	SECURITY AND COMMODITY BROKERS
*	Affiliated Managers Group, Inc		3,332	178,395	0.27
	Other Securities			47,880	0.07

		TOTAL SECURITY AND COMMODITY BROKERS		226,275	0.34

	SOCIAL SERVICES			97,722	0.15

	SPECIAL TRADE CONTRACTORS			203,974	0.31

	STONE, CLAY, AND GLASS PRODUCTS			281,077	0.43

	TOBACCO PRODUCTS			48,953	0.07

	TRANSPORTATION BY AIR			382,670	0.58

	TRANSPORTATION EQUIPMENT			1,028,653	1.57

	TRANSPORTATION SERVICES			307,911	0.47

	TRUCKING AND WAREHOUSING
*	Landstar System, Inc		3,871	227,150	0.35
	Other Securities			368,025	0.56

		TOTAL TRUCKING AND WAREHOUSING		595,175	0.91

	WATER TRANSPORTATION			80,088	0.12

	WHOLESALE TRADE-DURABLE GOODS
	SCP Pool Corp		7,348	196,486	0.30
	Other Securities			1,218,933	1.85

		TOTAL WHOLESALE TRADE-DURABLE GOODS		1,415,419	2.15

	WHOLESALE TRADE-NONDURABLE GOODS			1,030,122	1.57

		TOTAL COMMON STOCKS (Cost $55,159,370)		66,149,114	100.65

		TOTAL PORTFOLIO (Cost $55,173,720)		66,163,626	100.67
		OTHER ASSETS & LIABILITIES, NET		(438,231)	(0.67)

		NET ASSETS		$65,725,395	100.00%

________
* Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.
At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $55,344,192. Net unrealized appreciation of portfolio investments aggregated $10,819,434 of which $15,036,187 related to appreciated portfolio investments and $4,216,753 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 131

Small-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY/ISSUER		SHARES	VALUE	ASSETS

	CORPORATE BONDS
	REAL ESTATE			$ 8,240	0.01%

		TOTAL CORPORATE BONDS (Cost $4,215)		8,240	0.01

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS			86,205	0.14

	AGRICULTURAL PRODUCTION-LIVESTOCK			21,094	0.03

	AMUSEMENT AND RECREATION SERVICES			502,992	0.79

	APPAREL AND ACCESSORY STORES			632,182	0.99

	APPAREL AND OTHER TEXTILE PRODUCTS			256,205	0.40

	AUTO REPAIR, SERVICES AND PARKING			175,056	0.28

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			281,107	0.44

	BUILDING MATERIALS AND GARDEN SUPPLIES			108,334	0.17

	BUSINESS SERVICES
*	Bisys Group, Inc		14,418	210,647	0.33
	Other Securities			2,805,268	4.41

		TOTAL BUSINESS SERVICES		3,015,915	4.74

	CHEMICALS AND ALLIED PRODUCTS
	Cytec Industries, Inc		4,693	229,722	0.36
*	FMC Corp		4,454	216,331	0.34
*	Human Genome Sciences, Inc		15,614	170,349	0.27
*	Millenium Chemicals, Inc.		7,623	161,684	0.25
	Other Securities			2,392,821	3.77

		TOTAL CHEMICALS AND ALLIED PRODUCTS		3,170,907	4.99

	COMMUNICATIONS			1,077,504	1.69

	DEPOSITORY INSTITUTIONS
	Bancorpsouth, Inc		9,369	215,393	0.34
	Citizens Banking Corp		5,156	167,931	0.26
	Old National Bancorp		7,843	194,820	0.31
	Trustmark Corp		5,591	173,768	0.27
	Other Securities			7,769,236	12.22

		TOTAL DEPOSITORY INSTITUTIONS		8,521,148	13.40

	EATING AND DRINKING PLACES
	CBRL Group, Inc		4,967	179,209	0.28
	Other Securities			638,864	1.01

		TOTAL EATING AND DRINKING PLACES		818,073	1.29

	ELECTRIC, GAS, AND SANITARY SERVICES
	Atmos Energy Corp		7,348	185,096	0.29
*	CMS Energy Corp		19,670	187,258	0.29
	Energen Corp		4,307	222,026	0.35
	Nicor, Inc		5,243	192,418	0.30
	Peoples Energy Corp		4,458	185,809	0.29
	Piedmont Natural Gas Co, Inc		4,557	200,235	0.31
	PNM Resources, Inc		7,074	159,236	0.25

132 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES—(continued)
	WGL Holdings, Inc	5,725	$ 161,789	0.25%
	Other Securities		2,449,776	3.87

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		3,943,643	6.20

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Thomas & Betts Corp	7,089	190,127	0.30
	Other Securities		2,181,056	3.43

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		2,371,183	3.73

	ENGINEERING AND MANAGEMENT SERVICES		892,144	1.40

	FABRICATED METAL PRODUCTS		721,455	1.13

	FISHING, HUNTING, AND TRAPPING		6,930	0.01

	FOOD AND KINDRED PRODUCTS
	Corn Products International, Inc	4,292	197,861	0.31
	Other Securities		896,988	1.41

	TOTAL FOOD AND KINDRED PRODUCTS		1,094,849	1.72

	FOOD STORES		209,335	0.33

	FURNITURE AND FIXTURES		441,874	0.70

	FURNITURE AND HOMEFURNISHINGS STORES		217,587	0.34

	GENERAL BUILDING CONTRACTORS
	Beazer Homes U.S.A., Inc	1,609	171,986	0.27
	Other Securities		279,024	0.44

	TOTAL GENERAL BUILDING CONTRACTORS		451,010	0.71

	GENERAL MERCHANDISE STORES		133,029	0.21

	HEALTH SERVICES		647,379	1.02

	HEAVY CONSTRUCTION, EXCEPT BUILDING		134,914	0.21

	HOLDING AND OTHER INVESTMENT OFFICES
	American Financial Realty Trust	13,062	184,305	0.29
	CarrAmerica Realty Corp	6,367	208,201	0.33
	First Industrial Realty Trust, Inc	4,907	181,068	0.28
	Greater Bay Bancorp	5,652	162,495	0.26
	Healthcare Realty Trust, Inc	5,706	222,762	0.35
	Home Properties, Inc	4,005	158,438	0.25
	IMPAC Mortgage Holdings, Inc	7,831	205,955	0.32
	iShares Russell 2000 Value Index Fund	6,836	1,173,673	1.85
*	La Quinta Corp	22,500	175,500	0.28
	Nationwide Health Properties, Inc	7,999	165,979	0.26
	Prentiss Properties Trust	5,234	188,424	0.30
	Realty Income Corp	4,721	212,587	0.33
	Other Securities		6,667,927	10.48

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		9,907,314	15.58

	HOTELS AND OTHER LODGING PLACES		283,782	0.45

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 133

Small-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Flowserve Corp		6,598	$ 159,540	0.25%
	Kennametal, Inc		4,300	194,145	0.31
*	Terex Corp		4,245	184,233	0.29
	Other Securities			2,588,130	4.07

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			3,126,048	4.92

	INSTRUMENTS AND RELATED PRODUCTS			1,379,440	2.17

	INSURANCE AGENTS, BROKERS AND SERVICE			68,381	0.11

	INSURANCE CARRIERS
	AmerUs Group Co		4,780	195,980	0.31
	Other Securities			2,362,593	3.71

		TOTAL INSURANCE CARRIERS		2,558,573	4.02

	JUSTICE, PUBLIC ORDER AND SAFETY			20,511	0.03

	LEATHER AND LEATHER PRODUCTS			182,903	0.29

	LOCAL AND INTERURBAN PASSENGER TRANSIT
*	Laidlaw International, Inc		12,284	202,072	0.32

	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT			202,072	0.32

	LUMBER AND WOOD PRODUCTS			163,857	0.26

	METAL MINING			161,018	0.25

	MISCELLANEOUS MANUFACTURING INDUSTRIES			467,264	0.73

	MISCELLANEOUS RETAIL			427,480	0.67

	MOTION PICTURES			196,406	0.31

	NONDEPOSITORY INSTITUTIONS			484,373	0.76

	NONMETALLIC MINERALS, EXCEPT FUELS			80,569	0.13

	OIL AND GAS EXTRACTION
*	Cimarex Energy Co		4,887	170,752	0.27
*	Forest Oil Corp		5,968	179,756	0.28
*	Key Energy Services, Inc		15,752	174,060	0.27
*	Plains Exploration & Production Co		7,309	174,393	0.27
	Other Securities			2,092,803	3.30

		TOTAL OIL AND GAS EXTRACTION		2,791,764	4.39

	PAPER AND ALLIED PRODUCTS
	Potlatch Corp		3,500	163,835	0.26
	Other Securities			591,215	0.93

		TOTAL PAPER AND ALLIED PRODUCTS		755,050	1.19

	PERSONAL SERVICES			189,094	0.30

	PETROLEUM AND COAL PRODUCTS
*	Tesoro Petroleum Corp		7,607	224,635	0.35
	Other Securities			122,676	0.20

		TOTAL PETROLEUM AND COAL PRODUCTS		347,311	0.55

134 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Growth Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PRIMARY METAL INDUSTRIES			$ 1,343,006	2.11%

	PRINTING AND PUBLISHING
	American Greetings Corp (Class A)		7,425	186,516	0.29
	Other Securities			640,835	1.01

	TOTAL PRINTING AND PUBLISHING			827,351	1.30

	RAILROAD TRANSPORTATION			197,497	0.31

	REAL ESTATE			395,252	0.62

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS
	Aptargroup, Inc		4,420	194,347	0.31
*	Goodyear Tire & Rubber Co		18,271	196,231	0.31
	Other Securities			480,926	0.75

	TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			871,504	1.37

	SECURITY AND COMMODITY BROKERS			443,230	0.70

	SOCIAL SERVICES			23,404	0.04

	SPECIAL TRADE CONTRACTORS			264,300	0.42

	STONE, CLAY, AND GLASS PRODUCTS			332,740	0.52

	TOBACCO PRODUCTS			130,929	0.21

	TRANSPORTATION BY AIR			502,222	0.79

	TRANSPORTATION EQUIPMENT			1,157,394	1.82

	TRANSPORTATION SERVICES			241,856	0.38

	TRUCKING AND WAREHOUSING			491,773	0.77

	WATER TRANSPORTATION
	Alexander & Baldwin, Inc		5,066	171,940	0.27
	Overseas Shipholding Group, Inc		3,293	163,465	0.26
	Other Securities			80,319	0.12

	TOTAL WATER TRANSPORTATION			415,724	0.65

	WHOLESALE TRADE-DURABLE GOODS			948,067	1.49

	WHOLESALE TRADE-NONDURABLE GOODS
*	United Stationers, Inc		3,856	167,350	0.26
	Other Securities			1,003,482	1.58

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS			1,170,832	1.84

	TOTAL COMMON STOCKS	(Cost $53,647,962)		63,482,345	99.83

	TOTAL PORTFOLIO	(Cost $53,652,177)		63,490,585	99.84
	OTHER ASSETS & LIABILITIES, NET			104,167	0.16

	NET ASSETS			$63,594,752	100.00%

________
*	Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $53,878,974. Net unrealized appreciation of portfolio investments aggregated $9,611,611 of which $12,225,093 related to appreciated portfolio investments and $2,613,482 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 135

Small-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004

				PRINCIPAL/		% OF NET
	COMPANY/ISSUER			SHARES	VALUE	ASSETS

	CORPORATE BONDS
	REAL ESTATE				$ 9,270	0.01%

		TOTAL CORPORATE BONDS	(Cost $4,686)		9,270	0.01

	PREFERRED STOCKS
	HEALTH SERVICES				12,588	0.01

		TOTAL PREFERRED STOCKS	(Cost $12,447)		12,588	0.01

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS				172,212	0.13

	AGRICULTURAL PRODUCTION-LIVESTOCK				22,266	0.02

	AGRICULTURAL SERVICES				12	0.00

	AMUSEMENT AND RECREATION SERVICES				1,067,144	0.82

	APPAREL AND ACCESSORY STORES
*	Aeropostale, Inc			7,357	192,753	0.15
	Other Securities				1,207,024	0.93

	TOTAL APPAREL AND ACCESSORY STORES				1,399,777	1.08

	APPAREL AND OTHER TEXTILE PRODUCTS				674,437	0.52

	AUTO REPAIR, SERVICES AND PARKING				250,737	0.19

	AUTOMOTIVE DEALERS AND SERVICE STATIONS				434,495	0.34

	BUILDING MATERIALS AND GARDEN SUPPLIES				108,334	0.08

	BUSINESS SERVICES
*	Bisys Group, Inc			14,854	217,017	0.17
	Other Securities				12,700,508	9.80

		TOTAL BUSINESS SERVICES			12,917,525	9.97

	CHEMICALS AND ALLIED PRODUCTS
	Cytec Industries, Inc			4,764	233,198	0.18
*	FMC Corp			4,569	221,916	0.17
*	IMC Global, Inc			14,312	248,886	0.19
	Valeant Pharmaceuticals International			10,430	251,572	0.19
	Other Securities				8,098,706	6.26

	TOTAL CHEMICALS AND ALLIED PRODUCTS				9,054,278	6.99

	COMMUNICATIONS				2,289,019	1.77

	DEPOSITORY INSTITUTIONS
	Bancorpsouth, Inc			8,996	206,818	0.16
	Cathay General Bancorp			5,386	200,305	0.15
	East West Bancorp, Inc			6,000	201,540	0.16
	First Midwest Bancorp, Inc			6,048	209,019	0.16
	Old National Bancorp			7,969	197,950	0.15
	Park National Corp			1,795	228,378	0.18
	Other Securities				11,213,060	8.65

		TOTAL DEPOSITORY INSTITUTIONS			12,457,070	9.61

136 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	EATING AND DRINKING PLACES
	CBRL Group, Inc		6,279	$ 226,546	0.17%
*	Sonic Corp		7,546	193,404	0.15
	Other Securities			1,562,526	1.21

		TOTAL EATING AND DRINKING PLACES		1,982,476	1.53

	EDUCATIONAL SERVICES
	Strayer Education, Inc		1,854	213,229	0.16
	Other Securities			88,171	0.07

		TOTAL EDUCATIONAL SERVICES		301,400	0.23

	ELECTRIC, GAS, AND SANITARY SERVICES
*	CMS Energy Corp		20,244	192,723	0.15
	Energen Corp		4,700	242,285	0.19
	Nicor, Inc		5,533	203,061	0.16
	Peoples Energy Corp		4,667	194,521	0.15
	Piedmont Natural Gas Co, Inc		4,719	207,353	0.16
	Other Securities			3,459,721	2.66

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			4,499,664	3.47

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Thomas & Betts Corp		7,235	194,043	0.15
	Other Securities			7,758,710	5.99

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			7,952,753	6.14

	ENGINEERING AND MANAGEMENT SERVICES			3,295,745	2.55

	FABRICATED METAL PRODUCTS
*	Crown Holdings, Inc		20,516	211,520	0.16
	Other Securities			1,194,068	0.92

		TOTAL FABRICATED METAL PRODUCTS		1,405,588	1.08

	FISHING, HUNTING, AND TRAPPING			6,160	0.00

	FOOD AND KINDRED PRODUCTS
	Corn Products International, Inc		4,626	213,259	0.16
*	Hercules, Inc		13,596	193,743	0.15
	Other Securities			1,030,683	0.80

		TOTAL FOOD AND KINDRED PRODUCTS		1,437,685	1.11

	FOOD STORES			427,393	0.33

	FURNITURE AND FIXTURES			682,461	0.53

	FURNITURE AND HOMEFURNISHINGS STORES			578,263	0.45

	GENERAL BUILDING CONTRACTORS			722,193	0.56

	GENERAL MERCHANDISE STORES			579,427	0.45

	HEALTH SERVICES			2,656,304	2.05

	HEAVY CONSTRUCTION, EXCEPT BUILDING			158,015	0.12

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 137

Small-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	HOLDING AND OTHER INVESTMENT OFFICES
	CarrAmerica Realty Corp	6,823	$ 223,112	0.17%
	Essex Property Trust, Inc	2,855	205,132	0.16
	First Industrial Realty Trust, Inc	5,400	199,260	0.15
	Healthcare Realty Trust, Inc	5,995	234,045	0.18
	IMPAC Mortgage Holdings, Inc	8,303	218,369	0.17
	iShares Russell 2000 Index Fund	38,733	4,409,752	3.40
	Prentiss Properties Trust	5,664	203,904	0.16
	Realty Income Corp	4,958	223,259	0.17
	Other Securities		8,614,716	6.65

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		14,531,549	11.21

	HOTELS AND OTHER LODGING PLACES		505,484	0.39

	INDUSTRIAL MACHINERY AND EQUIPMENT
	IDEX Corp	6,164	209,329	0.16
	Joy Global, Inc	6,364	218,794	0.17
	Kennametal, Inc	4,500	203,175	0.16
*	Terex Corp	6,100	264,740	0.20
	Toro Co	3,067	209,476	0.16
	Other Securities		5,292,534	4.09

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		6,398,048	4.94

	INSTRUMENTS AND RELATED PRODUCTS
*	Techne Corp	5,175	197,582	0.15
*	Trimble Navigation Ltd	6,266	198,006	0.15
	Other Securities		6,418,146	4.96

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		6,813,734	5.26

	INSURANCE AGENTS, BROKERS AND SERVICE		385,378	0.30

	INSURANCE CARRIERS
	AmerUs Group Co	5,003	205,123	0.16
	Other Securities		3,236,560	2.50

	TOTAL INSURANCE CARRIERS		3,441,683	2.66

	JUSTICE, PUBLIC ORDER AND SAFETY		21,943	0.02

	LEATHER AND LEATHER PRODUCTS		285,297	0.22

	LEGAL SERVICES		36,157	0.03

	LOCAL AND INTERURBAN PASSENGER TRANSIT
*	Laidlaw International, Inc	12,812	210,757	0.16

	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT		210,757	0.16

	LUMBER AND WOOD PRODUCTS		297,701	0.23

	METAL MINING		465,859	0.36

	MISCELLANEOUS MANUFACTURING INDUSTRIES		1,066,493	0.82

	MISCELLANEOUS RETAIL		1,272,983	0.98

	MOTION PICTURES		250,718	0.19

138 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	NONDEPOSITORY INSTITUTIONS
*	New Century Financial Corp		3,550	$ 213,781	0.16%
	Other Securities			717,969	0.56

		TOTAL NONDEPOSITORY INSTITUTIONS		931,750	0.72

	NONMETALLIC MINERALS, EXCEPT FUELS			95,113	0.07

	OIL AND GAS EXTRACTION
*	Plains Exploration & Production Co		9,714	231,776	0.18
*	Southwestern Energy Co		4,622	194,078	0.15
	Other Securities			4,766,618	3.68

		TOTAL OIL AND GAS EXTRACTION		5,192,472	4.01

	PAPER AND ALLIED PRODUCTS			870,424	0.67

	PERSONAL SERVICES			265,201	0.20

	PETROLEUM AND COAL PRODUCTS
*	Tesoro Petroleum Corp		8,600	253,958	0.20
	Other Securities			445,550	0.34

		TOTAL PETROLEUM AND COAL PRODUCTS		699,508	0.54

	PRIMARY METAL INDUSTRIES
	Allegheny Technologies, Inc		11,950	218,088	0.17
	Other Securities			2,463,135	1.90

		TOTAL PRIMARY METAL INDUSTRIES		2,681,223	2.07

	PRINTING AND PUBLISHING
	American Greetings Corp (Class A)		8,055	202,342	0.16
	Other Securities			1,434,972	1.10

		TOTAL PRINTING AND PUBLISHING		1,637,314	1.26

	RAILROAD TRANSPORTATION			263,006	0.20

	REAL ESTATE			478,823	0.37

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS
	Aptargroup, Inc		4,615	202,922	0.16
*	Goodyear Tire & Rubber Co		18,838	202,320	0.16
	Other Securities			853,598	0.65

	TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			1,258,840	0.97

	SECURITY AND COMMODITY BROKERS			663,271	0.51

	SOCIAL SERVICES			116,027	0.09

	SPECIAL TRADE CONTRACTORS			459,517	0.35

	STONE, CLAY, AND GLASS PRODUCTS			603,392	0.47

	TOBACCO PRODUCTS			185,652	0.14

	TRANSPORTATION BY AIR			871,472	0.67

	TRANSPORTATION EQUIPMENT			2,165,761	1.67

	TRANSPORTATION SERVICES			534,514	0.41

	TRUCKING AND WAREHOUSING
*	Landstar System, Inc		3,700	217,116	0.17
	Other Securities			842,502	0.65

		TOTAL TRUCKING AND WAREHOUSING		1,059,618	0.82

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 139

Small-Cap Blend Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
COMPANY			VALUE	ASSETS

WATER TRANSPORTATION			$ 505,870	0.39%

WHOLESALE TRADE-DURABLE GOODS			2,277,961	1.76

WHOLESALE TRADE-NONDURABLE GOODS			2,150,690	1.66

	TOTAL COMMON STOCKS	(Cost $101,315,475)	129,484,036	99.91

	TOTAL PORTFOLIO	(Cost $101,332,608)	129,505,894	99.93
	OTHER ASSETS & LIABILITIES, NET		87,442	0.07

	NET ASSETS		$129,593,336	100.00%

________
*	Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.
At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $101,647,704. Net unrealized appreciation of portfolio investments aggregated $27,858,190 of which $32,927,831 related to appreciated portfolio investments and $5,069,641 related to depreciated portfolio investments.

140 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004

						% OF NET
	COMPANY			SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	INSTRUMENTS AND RELATED PRODUCTS				$ 10,729	0.01%

	MOTION PICTURES				15,316	0.02

	PRINTING AND PUBLISHING				209,680	0.28

	TRANSPORTATION EQUIPMENT				46,134	0.06

		TOTAL PREFERRED STOCK	(Cost $275,971)		281,859	0.37

	COMMON STOCKS
	AGRICULTURAL SERVICES				120,402	0.16

	AMUSEMENT AND RECREATION SERVICES				226,486	0.29

	APPAREL AND ACCESSORY STORES				192,313	0.25

	APPAREL AND OTHER TEXTILE PRODUCTS				139,264	0.18

	AUTO REPAIR, SERVICES AND PARKING				78,626	0.10

	AUTOMOTIVE DEALERS AND SERVICE STATIONS				5,589	0.01

	BUILDING MATERIALS AND GARDEN SUPPLIES				108,933	0.14

	BUSINESS SERVICES
	SAP AG.			1,986	308,573	0.40
	Other Securities				1,502,271	1.97

		TOTAL BUSINESS SERVICES			1,810,844	2.37

	CHEMICALS AND ALLIED PRODUCTS
	AstraZeneca plc (United Kingdom)			16,311	668,527	0.88
	BASF AG.			5,412	318,945	0.42
	GlaxoSmithKline plc			58,681	1,264,677	1.66
	Novartis AG. (Regd)			23,104	1,076,842	1.41
	Roche Holding AG. (Genusscheine)			6,815	704,040	0.92
	Sanofi-Aventis			9,097	659,831	0.86
	Takeda Pharmaceutical Co Ltd			8,800	399,220	0.52
	Other Securities				3,188,958	4.17

	TOTAL CHEMICALS AND ALLIED PRODUCTS				8,281,040	10.84

	COMMUNICATIONS
*	Deutsche Telekom AG. (Regd)			25,208	467,747	0.61
*	Ericsson (LM) (B Shs)			145,948	453,068	0.59
	NTT DoCoMo, Inc			199	337,640	0.44
	Telecom Italia S.p.A.			123,529	381,256	0.50
	Telefonica S.A.			45,659	683,337	0.90
	Vodafone Group plc			620,000	1,483,739	1.94
	Vodafone Group plc (Spon ADR)			4,668	112,545	0.15
	Other Securities				2,418,871	3.17

		TOTAL COMMUNICATIONS			6,338,203	8.30

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 141

International Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	DEPOSITORY INSTITUTIONS
	ABN Amro Holding NV		16,085	$ 365,390	0.48%
	Banco Bilbao Vizcaya Argentaria S.A.		31,081	427,717	0.56
	Banco Santander Central Hispano S.A.		41,657	406,661	0.53
	Barclays plc		63,316	607,239	0.80
	BNP Paribas		7,887	509,374	0.67
	Credit Suisse Group		11,011	351,396	0.46
	Deutsche Bank AG. (Regd)		5,255	377,701	0.49
	HSBC Holdings plc (United Kingdom)		109,326	1,734,975	2.27
	Lloyds TSB Group plc		54,247	423,572	0.55
	Mitsubishi Tokyo Financial Group, Inc		45	375,221	0.49
*	National Australia Bank Ltd		15,405	301,059	0.39
	Royal Bank Of Scotland Group plc		29,597	854,773	1.12
	Societe Generale (A Shs)		3,315	293,353	0.38
	UBS AG. (Regd)		10,902	767,427	1.01
	Other Securities			5,387,628	7.06

		TOTAL DEPOSITORY INSTITUTIONS		13,183,486	17.26

	EATING AND DRINKING PLACES			272,065	0.35

	EDUCATIONAL SERVICES			16,713	0.02

	ELECTRIC, GAS, AND SANITARY SERVICES
	E.ON AG.		6,210	458,142	0.60
	Other Securities			3,937,680	5.16

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			4,395,822	5.76

	ELECTRONIC & OTHER ELECTRIC EQUIPMENT
	Koninklijke Philips Electronics NV		12,769	292,442	0.38
	Nokia Oyj		47,620	655,316	0.86
	Sony Corp		9,200	313,859	0.41
	Other Securities			2,732,768	3.58

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT			3,994,385	5.23

	ENGINEERING AND MANAGEMENT SERVICES			46,402	0.06

	FABRICATED METAL PRODUCTS			321,679	0.42

	FOOD AND KINDRED PRODUCTS
	Diageo plc		30,741	383,829	0.50
	Nestle S.A. (Regd)		3,913	896,226	1.18
	Other Securities			1,843,360	2.41

		TOTAL FOOD AND KINDRED PRODUCTS		3,123,415	4.09

	FOOD STORES
	Tesco plc		75,803	391,275	0.51
	Other Securities			920,471	1.21

		TOTAL FOOD STORES		1,311,746	1.72

	FURNITURE AND FIXTURES			11,819	0.02

	FURNITURE AND HOMEFURNISHINGS STORES			229,715	0.30

	GENERAL BUILDING CONTRACTORS			499,626	0.65

	GENERAL MERCHANDISE STORES			603,874	0.79

	HEALTH SERVICES			59,191	0.08

142 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

HEAVY CONSTRUCTION, EXCEPT BUILDING			$ 355,773	0.47%

HOLDING AND OTHER INVESTMENT OFFICES			1,197,937	1.57

HOTELS AND OTHER LODGING PLACES			275,635	0.36

INDUSTRIAL MACHINERY AND EQUIPMENT			988,964	1.30

INSTRUMENTS AND RELATED PRODUCTS
Canon, Inc		8,300	390,092	0.51
Other Securities			1,083,298	1.42

TOTAL INSTRUMENTS AND RELATED PRODUCTS			1,473,390	1.93

INSURANCE AGENTS, BROKERS AND SERVICE			8,518	0.01

INSURANCE CARRIERS
Allianz AG. (Regd)		2,976	299,724	0.39
ING Groep NV		17,906	451,902	0.59
Other Securities			2,787,593	3.66

	TOTAL INSURANCE CARRIERS		3,539,219	4.64

LEATHER AND LEATHER PRODUCTS			12,920	0.02

LOCAL AND INTERURBAN PASSENGER TRANSIT			374,700	0.49

LUMBER AND WOOD PRODUCTS			63,100	0.08

METAL MINING			649,312	0.85

MISCELLANEOUS MANUFACTURING INDUSTRIES			199,216	0.26

MISCELLANEOUS RETAIL			394,447	0.52

MOTION PICTURES			48,525	0.06

NONDEPOSITORY INSTITUTIONS
HBOS plc		37,394	504,790	0.66
Other Securities			569,567	0.75

	TOTAL NONDEPOSITORY INSTITUTIONS		1,074,357	1.41

NONMETALLIC MINERALS, EXCEPT FUELS			20,115	0.03

OIL AND GAS EXTRACTION
Shell Transport & Trading Co plc		93,656	687,221	0.90
Total S.A.		5,823	1,186,075	1.56
Other Securities			232,488	0.30

	TOTAL OIL AND GAS EXTRACTION		2,105,784	2.76

PAPER AND ALLIED PRODUCTS			562,247	0.74

PERSONAL SERVICES			13,806	0.02

PETROLEUM AND COAL PRODUCTS
BHP Billiton Ltd		37,950	394,743	0.52
BP plc		204,586	1,952,849	2.56
BP plc (Spon ADR)		2,012	115,750	0.15
ENI S.p.A.		25,899	580,285	0.76
Royal Dutch Petroleum Co		20,196	1,040,210	1.36
Other Securities			605,840	0.79

	TOTAL PETROLEUM AND COAL PRODUCTS		4,689,677	6.14

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 143

International Equity Index Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
COMPANY			SHARES	VALUE	ASSETS

PRIMARY METAL INDUSTRIES				$ 852,046	1.12%

PRINTING AND PUBLISHING
News Corp Ltd			13,587	112,294	0.15
Other Securities				947,859	1.24

	TOTAL PRINTING AND PUBLISHING			1,060,153	1.39

RAILROAD TRANSPORTATION				292,831	0.38

REAL ESTATE				1,135,406	1.49

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				367,165	0.48

SECURITY AND COMMODITY BROKERS				984,950	1.29

SPECIAL TRADE CONTRACTORS				24,413	0.03

STONE, CLAY, AND GLASS PRODUCTS				1,134,689	1.49

TOBACCO PRODUCTS				176,429	0.23

TRANSPORTATION BY AIR				462,103	0.61

TRANSPORTATION EQUIPMENT
DaimlerChrysler AG. (Regd)			7,300	301,011	0.39
DaimlerChrysler AG. (U.S.)			1,054	43,657	0.06
Honda Motor Co Ltd			7,800	377,916	0.50
Siemens AG.			7,978	586,693	0.77
Toyota Motor Corp			28,600	1,095,060	1.43
Other Securities				1,560,551	2.04

TOTAL TRANSPORTATION EQUIPMENT				3,964,888	5.19

TRANSPORTATION SERVICES				72,463	0.09

TRUCKING AND WAREHOUSING				162,567	0.21

WATER TRANSPORTATION				441,483	0.58

WHOLESALE TRADE-DURABLE GOODS				213,260	0.28

WHOLESALE TRADE-NONDURABLE GOODS
Unilever NV (Cert)			5,545	318,979	0.42
Other Securities				709,460	0.93

TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,028,439	1.35

	TOTAL COMMON STOCKS	(Cost $57,244,316)		75,792,565	99.26

	TOTAL PORTFOLIO	(Cost $57,520,287)		76,074,424	99.63
	OTHER ASSETS & LIABILITIES, NET			282,524	0.37

	NET ASSETS			$76,356,948	100.00%

________
*	Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of
Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $57,704,713. Net unrealized appreciation of portfolio investments aggregated $18,369,711 of which $19,572,248 related to appreciated portfolio investments and $1,202,537 related to depreciated portfolio investments.

144 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Real Estate Securities Fund |	Summary Portfolio of Investments as of September 30, 2004

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES			$ 946,191	0.28%

	TOTAL PREFERRED STOCKS	(Cost $936,181)		946,191	0.28

	COMMON STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES
	Affordable Residential Communities		634,707	9,266,722	2.78
	AMB Property Corp		86,600	3,205,932	0.96
*	American Campus Communities, Inc		300,000	5,568,000	1.67
	Archstone-Smith Trust		125,610	3,974,300	1.19
*	Bimini Mortgage Management		250,000	3,940,000	1.18
*	Bimini Mortgage Management, Inc (Class A)		520,000	8,195,200	2.45
	BNP Residential Properties, Inc		320,000	4,377,600	1.31
	Boston Properties, Inc		89,200	4,940,788	1.48
	Brandywine Realty Trust		150,000	4,272,000	1.28
	Capital Automotive REIT		150,000	4,690,500	1.40
	Centerpoint Properties Trust		85,000	3,704,300	1.11
	Corporate Office Properties Trust		250,000	6,405,000	1.92
	Developers Diversified Realty Corp		110,000	4,306,500	1.29
	Equity Residential		176,100	5,459,100	1.64
	Extra Space Storage, Inc		350,000	4,462,500	1.34
	Falcon Financial Investment Trust		697,778	5,645,024	1.69
	General Growth Properties, Inc		100,000	3,100,000	0.93
	Hersha Hospitality Trust		320,000	3,008,000	0.90
	Home Properties, Inc		164,000	6,487,840	1.94
*	HomeBanc Corp		846,000	7,614,000	2.28
	Host Marriott Corp		383,665	5,382,820	1.61
	iStar Financial, Inc		100,000	4,123,000	1.23
	Kimco Realty Corp		60,000	3,078,000	0.93
	Kite Realty Group Trust		230,000	3,024,500	0.92
	Liberty Property Trust		100,000	3,984,000	1.19
	LTC Properties, Inc		313,820	5,614,240	1.68
	Macerich Co		55,254	2,944,486	0.88
	Mack-Cali Realty Corp		74,000	3,278,200	0.98
	Mills Corp		60,000	3,112,200	0.93
	Monmouth REIT (Class A)		920,000	7,636,000	2.29
*	MortgageIT Holdings, Inc		243,617	3,520,266	1.05
	Prologis		130,811	4,609,780	1.38
	Reckson Associates Realty Corp		220,000	6,325,000	1.89
	Regency Centers Corp		67,078	3,118,456	0.93
*	Saxon Capital, Inc		230,000	4,945,000	1.48
	Simon Property Group, Inc		185,000	9,921,550	2.97
	SL Green Realty Corp		145,000	7,512,450	2.25
	Strategic Hotel Capital, Inc		289,400	3,912,688	1.17
	Sunset Financial Resources, Inc		327,290	3,492,184	1.05
	Trizec Properties, Inc		280,000	4,471,600	1.34
	United Dominion Realty Trust, Inc		150,000	2,974,500	0.89
	Ventas, Inc		115,000	2,980,800	0.90

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 145

Real Estate Securities Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

						% OF NET
	COMPANY			SHARES	VALUE	ASSETS

	HOLDING AND OTHER INVESTMENT OFFICES—(continued)
	Vornado Realty Trust			94,930	$ 5,950,212	1.78%
	Weingarten Realty Investors			97,900	3,231,679	0.97
	Other Securities				63,494,876	19.02

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				275,261,793	82.45

	HOTELS AND OTHER LODGING PLACES
*	Fairmont Hotels & Resorts			155,000	4,234,600	1.27
*	Jameson Inns, Inc			2,450,000	4,361,000	1.31
*	Lodgian, Inc			980,000	9,702,000	2.91
	Starwood Hotels & Resorts Worldwide, Inc			175,000	8,123,500	2.43
	Other Securities				6,180,182	1.85

	TOTAL HOTELS AND OTHER LODGING PLACES				32,601,282	9.77

	REAL ESTATE
*	CB Richard Ellis Group, Inc			182,000	4,204,200	1.26
	St. Joe Co			200,000	9,554,000	2.86
	Other Securities				1,750,000	0.52

		TOTAL REAL ESTATE			15,508,200	4.64

		TOTAL COMMON STOCKS	(Cost $311,192,484)		323,371,275	96.86

	ISSUER		PRINCIPAL

	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Banks (FHLB)	1.65%, 10/01/04		$10,720,000	10,719,509	3.21

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				10,719,509	3.21

	TOTAL SHORT-TERM INVESTMENTS		(Cost $10,708,923)		10,719,509	3.21

		TOTAL PORTFOLIO	(Cost $322,837,588)		335,036,975	100.35
		OTHER ASSETS & LIABILITIES, NET			(1,169,606)	(0.35)

		NET ASSETS			$333,867,369	100.00%

________
*	Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $323,985,193. Net unrealized appreciation of portfolio investments aggregated $11,051,782 of which $19,119,664 related to appreciated portfolio investments and $8,067,882 related to depreciated portfolio investments.

146 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund Fund |	Summary Portfolio of Investments as of September 30, 2004

						% OF NET
	COMPANY			SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	HEALTH SERVICES				$ 4,182	0.00%

		TOTAL PREFERRED STOCKS	(Cost $4,135)		4,182	0.00

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES				65,321	0.06

	APPAREL AND ACCESSORY STORES				607,963	0.54

	APPAREL AND OTHER TEXTILE PRODUCTS				259,729	0.23

	AUTO REPAIR, SERVICES AND PARKING				14,131	0.01

	AUTOMOTIVE DEALERS AND SERVICE STATIONS				80,766	0.07

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc			27,700	1,085,840	0.97
	Lowe’s Cos			10,400	565,240	0.51
	Other Securities				11,520	0.01

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				1,662,600	1.49

	BUSINESS SERVICES
	Microsoft Corp			99,500	2,751,175	2.46
	Other Securities				3,991,261	3.58

		TOTAL BUSINESS SERVICES			6,742,436	6.04

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc			17,899	1,014,515	0.91
	Gillette Co			15,200	634,448	0.57
	Merck & Co, Inc			38,842	1,281,786	1.15
	Procter & Gamble Co			37,302	2,018,784	1.81
	Other Securities				5,380,217	4.81

	TOTAL CHEMICALS AND ALLIED PRODUCTS				10,329,750	9.25

	COMMUNICATIONS
	BellSouth Corp			23,200	629,184	0.56
*	Comcast Corp (Class A)			23,672	668,497	0.60
*	Comcast Corp (Special Class A)			4,600	128,432	0.12
	SBC Communications, Inc			48,800	1,266,360	1.13
	Verizon Communications, Inc			34,531	1,359,831	1.22
	Other Securities				1,740,377	1.56

		TOTAL COMMUNICATIONS			5,792,681	5.19

	DEPOSITORY INSTITUTIONS
	Fifth Third Bancorp			11,397	560,960	0.50
	JPMorgan Chase & Co			56,220	2,233,621	2.00
	National City Corp			14,665	566,362	0.51
	U.S. Bancorp			37,600	1,086,640	0.97
	Wachovia Corp			24,900	1,169,055	1.05
	Wells Fargo & Co			27,300	1,627,899	1.46
	Other Securities				4,023,191	3.60

		TOTAL DEPOSITORY INSTITUTIONS			11,267,728	10.09

	EATING AND DRINKING PLACES
	McDonald’s Corp			30,674	859,792	0.77
	Other Securities				168,147	0.15

		TOTAL EATING AND DRINKING PLACES			1,027,939	0.92

	EDUCATIONAL SERVICES				182,882	0.16

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 147

Social Choice Equity Fund Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	Kinder Morgan, Inc		10,600	$ 665,892	0.60%
	Other Securities			5,162,044	4.62

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		5,827,936	5.22

	ELECTRONIC & OTHER ELECTRIC EQUIPMENT
	Emerson Electric Co		13,600	841,704	0.75
	Intel Corp		74,900	1,502,494	1.35
	Qualcomm, Inc		18,324	715,369	0.64
	Texas Instruments, Inc		19,800	421,344	0.38
	Other Securities			2,208,393	1.98

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT		5,689,304	5.10

	ENGINEERING AND MANAGEMENT SERVICES			592,778	0.53

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc		7,700	717,409	0.64
	Other Securities			692,861	0.62

		TOTAL FABRICATED METAL PRODUCTS		1,410,270	1.26

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co		35,000	1,401,750	1.26
	PepsiCo, Inc		27,200	1,323,280	1.19
	Other Securities			1,146,289	1.02

		TOTAL FOOD AND KINDRED PRODUCTS		3,871,319	3.47

	FOOD STORES			819,819	0.73

	FURNITURE AND FIXTURES			532,253	0.48

	FURNITURE AND HOMEFURNISHINGS STORES			353,488	0.32

	GENERAL BUILDING CONTRACTORS			408,048	0.37

	GENERAL MERCHANDISE STORES
	Target Corp		12,800	579,200	0.52
	Other Securities			890,464	0.80

		TOTAL GENERAL MERCHANDISE STORES		1,469,664	1.32

	HEALTH SERVICES			514,149	0.46

	HOLDING AND OTHER INVESTMENT OFFICES
	Washington Mutual, Inc		20,000	781,600	0.70
	Other Securities			2,431,724	2.18

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES		3,213,324	2.88

	HOTELS AND OTHER LODGING PLACES			149,067	0.13

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co		15,100	1,207,547	1.08
*	Cisco Systems, Inc		72,200	1,306,820	1.17
*	Dell, Inc		30,600	1,089,360	0.98
	Hewlett-Packard Co		38,188	716,025	0.64
	International Business Machines Corp		22,906	1,963,960	1.76
	Other Securities			2,784,588	2.49

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		9,068,300	8.12

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc		19,100	991,290	0.89
	Other Securities			2,910,468	2.60

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		3,901,758	3.49

148 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INSURANCE AGENTS, BROKERS AND SERVICE
	Marsh & McLennan Cos, Inc		13,700	$ 626,912	0.56%
	Other Securities			185,861	0.17

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			812,773	0.73

	INSURANCE CARRIERS
	American International Group, Inc		33,400	2,270,866	2.03
	Prudential Financial, Inc		11,900	559,776	0.50
	UnitedHealth Group, Inc		9,345	689,100	0.62
	Other Securities			3,091,707	2.77

		TOTAL INSURANCE CARRIERS		6,611,449	5.92

	LEATHER AND LEATHER PRODUCTS			111,263	0.10

	LOCAL AND INTERURBAN PASSENGER TRANSIT			18,095	0.02

	LUMBER AND WOOD PRODUCTS			7,203	0.01

	METAL MINING			139,439	0.12

	MISCELLANEOUS MANUFACTURING INDUSTRIES			290,112	0.26

	MISCELLANEOUS RETAIL			1,793,956	1.61

	MOTION PICTURES
*	Time Warner, Inc		58,129	938,202	0.84
	Walt Disney Co		26,900	606,595	0.54
	Other Securities			509,441	0.46

		TOTAL MOTION PICTURES		2,054,238	1.84

	NONDEPOSITORY INSTITUTIONS
	American Express Co		21,900	1,126,974	1.01
	Fannie Mae		19,315	1,224,571	1.10
	Freddie Mac		13,000	848,120	0.76
	MBNA Corp		22,850	575,820	0.52
	Other Securities			1,380,688	1.23

		TOTAL NONDEPOSITORY INSTITUTIONS		5,156,173	4.62

	NONMETALLIC MINERALS, EXCEPT FUELS			163,062	0.15

	OIL AND GAS EXTRACTION
	Anadarko Petroleum Corp		9,200	610,512	0.55
	Devon Energy Corp		8,293	588,886	0.53
	Other Securities			3,047,614	2.72

		TOTAL OIL AND GAS EXTRACTION		4,247,012	3.80

	PAPER AND ALLIED PRODUCTS
	Kimberly-Clark Corp		9,500	613,605	0.55
	Other Securities			330,732	0.30

		TOTAL PAPER AND ALLIED PRODUCTS		944,337	0.85

	PERSONAL SERVICES			15,528	0.01

	PETROLEUM AND COAL PRODUCTS			638,791	0.57

	PRIMARY METAL INDUSTRIES			1,164,445	1.04

	PRINTING AND PUBLISHING			949,357	0.85

	RAILROAD TRANSPORTATION			457,862	0.41

	REAL ESTATE			19,432	0.02

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 149

Social Choice Equity Fund Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

			SHARES/		% OF NET
COMPANY/ISSUER			PRINCIPAL	VALUE	ASSETS

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				$ 80,232	0.07%

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc			6,563	611,934	0.55
Merrill Lynch & Co, Inc			16,500	820,380	0.73
Other Securities				652,687	0.59

TOTAL SECURITY AND COMMODITY BROKERS				2,085,001	1.87

SPECIAL TRADE CONTRACTORS				25,912	0.02

STONE, CLAY, AND GLASS PRODUCTS				206,878	0.19

TRANSPORTATION BY AIR				755,485	0.68

TRANSPORTATION EQUIPMENT				1,431,441	1.28

TRANSPORTATION SERVICES				76,965	0.07

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)			10,729	814,546	0.73

TOTAL TRUCKING AND WAREHOUSING				814,546	0.73

WATER TRANSPORTATION				52,528	0.05

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson			43,839	2,469,451	2.21
Other Securities				446,086	0.40

TOTAL WHOLESALE TRADE-DURABLE GOODS				2,915,537	2.61

WHOLESALE TRADE-NONDURABLE GOODS				1,112,268	1.00

	TOTAL COMMON STOCKS	(Cost $109,130,255)		111,006,723	99.43

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Farm Credit Banks (FFCB)	1.23%, 10/01/04		$5,260,000	5,259,759	4.71

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				5,259,759	4.71

	TOTAL SHORT-TERM INVESTMENTS	(Cost $5,259,759)		5,259,759	4.71

	TOTAL PORTFOLIO	(Cost $114,394,149)		116,270,664	104.14
	OTHER ASSETS & LIABILITIES, NET			(4,623,567)	(4.14)

	NET ASSETS			$111,647,097	100.00%

*	Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of
Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $114,482,783. Net unrealized appreciation of portfolio investments aggregated $1,787,881 of which $11,490,485 related to appreciated portfolio investments and $9,702,604 related to depreciated portfolio investments.

150 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Report of Management Responsibility

To the Shareholders of TIAA-CREF Institutional Mutual Funds:

The accompanying financial statements of the TIAA-CREF Institutional Mutual Funds (the “Funds”) are the responsibility of management. They have been prepared in accordance with U.S. generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds’ internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the chief audit executive regularly reports to the Audit Committee of the Funds’ Board of Trustees.

The accompanying financial statements have been audited by the independent registered public accounting firm of Ernst & Young LLP. To maintain auditor independence and avoid any potential conflict of interest, it continues to be the Funds’ policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The report of the independent registered public accounting firm, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds’ Board of Trustees, consisting entirely of trustees who are not officers of TIAA-CREF Institutional Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent registered public accounting firm, the Securities and Exchange Commission performs periodic examinations of the Funds’ operations.

/s/ Bertram L. Scott	/s/ Elizabeth A. Monrad
President	Executive Vice President and Principal Accounting Officer

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 151

Report of the Audit Committee

To the Shareholders of TIAA-CREF Institutional Mutual Funds:

The Audit Committee oversees the financial reporting process of the TIAA-CREF Institutional Mutual Funds (the “Funds”) on behalf of the Funds’ Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds’ financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent registered public accounting firm responsible for expressing an opinion on the conformity of these audited financial statements with U.S. generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Willard T. Carleton, Audit Committee Member
Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

November 11, 2004

152 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

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SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 153

Statements of Assets and Liabilities
TIAA-CREF Institutional Mutual Funds	Growth &	International	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap
September 30, 2004	Income Fund	Equity Fund	Value Fund	Growth Fund	Value Fund	Equity Fund

ASSETS
Portfolio investments, at cost	$654,388,939	$571,631,861	$224,517,795	$122,683,054	$134,558,407	$211,324,277
Net unrealized appreciation of
portfolio investments	7,271,239	31,465,307	12,564,443	4,791,503	5,843,484	11,427,130

Portfolio investments, at value	661,660,178	603,097,168	237,082,238	127,474,557	140,401,891	222,751,407
Cash	5,114	—	—	—	28,476	—
Cash—foreign (cost of $2,915 and $543,584, respectively)	3,285	544,448	—	—	—	—
Receivable from securities transactions	—	1,810,328	2,686,568	1,029,070	1,970,648	11,961,330
Receivable from Fund shares sold	528,935	666,581	1,096,790	265,081	633,643	912,974
Due from investment advisor	13,000	—	4,000	15,000	11,000	121,506
Dividends and interest receivable	725,540	1,700,205	420,604	37,332	165,286	222,571
Receivable for variation margin on open futures contracts	32,450	—	—	—	—	—

Total Assets	662,968,502	607,818,730	241,290,200	128,821,040	143,210,944	235,969,788

LIABILITIES
Accrued expenses	192,828	372,136	137,170	102,574	96,994	148,087
Due to custodian	—	125,081	56,370	635,996	—	952,246
Payable for securities transactions	1,322,152	857,460	3,317,823	1,072,863	2,091,827	11,039,192
Payable for Fund shares redeemed	75,048	104,284	9,654	217,228	6,000	18,685
Payable for variation margin on open futures contracts	1,770	—	—	—	—	—

Total Liabilities	1,591,798	1,458,961	3,521,017	2,028,661	2,194,821	12,158,210

NET ASSETS	$661,376,704	$606,359,769	$237,769,183	$126,792,379	$141,016,123	$223,811,578

NET ASSETS CONSIST OF:
Paid-in-capital	$683,897,945	$536,725,508	$204,143,348	$117,557,189	$127,178,595	$202,669,962
Accumulated undistributed net investment income	330,100	8,897,462	2,691,425	3,992	1,159,845	1,088,850
Accumulated undistributed net realized gain
on total investments	(30,042,904)	29,282,570	18,369,967	4,439,695	6,834,199	8,625,636
Accumulated net unrealized appreciation
on total investments	7,191,563	31,454,229	12,564,443	4,791,503	5,843,484	11,427,130

NET ASSETS	$661,376,704	$606,359,769	$237,769,183	$126,792,379	$141,016,123	$223,811,578

RETIREMENT CLASS:
Net Assets	$35,873,549	$77,400,359	$69,314,484	$74,599,723	$92,268,452	$116,445,167
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	4,396,328	7,381,585	5,168,865	5,241,759	6,415,675	8,200,749
Net asset value per share	$8.16	$10.49	$13.41	14.23	$14.38	$14.20

INSTITUTIONAL CLASS:
Net Assets	$625,503,155	$528,959,410	$31,288,858	$3,684,257	$8,041,900	$45,429,360
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	77,057,723	51,404,356	2,334,250	257,670	556,949	3,180,157
Net asset value per share	$8.12	$10.29	$13.40	$14.30	$14.44	$14.29

RETAIL CLASS:
Net Assets	—	—	$137,165,841	$48,508,399	$40,705,771	$61,937,051
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	—	—	10,349,725	3,407,914	2,852,969	4,375,896
Net asset value per share	—	—	$13.25	$14.23	$14.27	$14.15

154 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 155

Statements of Assets and Liabilities (continued)
TIAA-CREF Institutional Mutual Funds	Large-Cap	Large-Cap	S&P 500	Mid-Cap	Mid-Cap	Mid-Cap
September 30, 2004	Growth Index Fund	Value Index Fund	Index Fund	Growth Index Fund	Value Index Fund	Blend Index Fund

ASSETS
Portfolio investments, at cost	$47,715,969	$118,140,493	$205,089,156	$19,729,643	$29,331,777	$38,953,138
Net unrealized appreciation of portfolio investments	6,233,721	24,003,078	18,115,573	4,482,442	7,823,434	11,237,081

Portfolio investments, at value	53,949,690	142,143,571	223,204,729	24,212,085	37,155,211	50,190,219
Cash—foreign (cost $2,915 and $543,584, respectively)	21,599	228,372	3,017	34,074	9,454	34,505
Receivable from securities transactions	30,840	—	—	52,009	30,005	28,103
Receivable from Fund shares sold	240,379	239,834	383,364	—	—	58,164
Due from investment advisor	11,000	18,000	18,000	5,000	6,000	8,000
Dividends and interest receivable	24,315	236,827	276,697	9,247	61,095	57,146
Receivable for variation margin on open futures contracts	—	—	1,925	—	—	—

Total Assets	54,277,823	142,866,604	223,887,732	24,312,415	37,261,765	50,376,137

LIABILITIES
Accrued expenses	19,748	39,650	77,387	9,879	13,056	17,896
Payable for securities transactions	52,334	374,323	972,721	66,216	38,403	84,920
Payable for Fund shares redeemed	—	902	302,786	—	—	3,000
Payable for variation margin on open futures contracts	—	—	105	—	—	—

Total Liabilities	72,082	414,875	1,352,999	76,095	51,459	105,816

NET ASSETS	$54,205,741	$142,451,729	$222,534,733	$24,236,320	$37,210,306	$50,270,321

NET ASSETS CONSIST OF:
Paid-in-capital	$46,957,439	$112,410,165	$200,186,260	$17,244,526	$26,417,250	$35,948,055
Accumulated undistributed net investment income	267,820	2,095,726	1,883,563	83,228	533,688	514,724
Accumulated undistributed net realized gain
on total investments	746,761	3,942,760	2,346,506	2,426,124	2,435,934	2,570,461
Accumulated net unrealized appreciation
on total investments	6,233,721	24,003,078	18,118,404	4,482,442	7,823,434	11,237,081

NET ASSETS	$54,205,741	$142,451,729	$222,534,733	$24,236,320	$37,210,306	$50,270,321

RETIREMENT CLASS:
Net Assets	$18,405,468	$200,115	$54,914,090	$343,673	$199,943	$563,156
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	1,743,293	15,306	4,241,552	26,785	14,077	39,244
Net asset value per share	$10.56	$13.07	$12.95	$12.83	$14.20	$14.35

INSTITUTIONAL CLASS:
Net Assets	$35,800,273	$142,251,614	$167,620,643	$23,892,647	$37,010,363	$49,707,165
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	3,415,234	10,899,767	12,971,134	1,858,629	2,600,671	3,467,168
Net asset value per share	$10.48	$13.05	$12.92	$12.85	$14.23	$14.34

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Statements of Assets and Liabilities (continued)
TIAA-CREF Institutional Mutual Funds	Small-Cap	Small-Cap	Small-Cap	International	Real Estate	Social Choice
September 30, 2004	Growth Index Fund	Value Index Fund	Blend Index Fund	Equity Index Fund	Securities Fund	Equity Fund

ASSETS
Portfolio investments, at cost	$55,173,720	$53,652,177	$101,332,608	$57,520,287	$322,837,588	$114,394,149
Net unrealized appreciation of portfolio investments	10,989,906	9,838,408	28,173,286	18,554,137	12,199,387	1,876,515

Portfolio investments, at value	66,163,626	63,490,585	129,505,894	76,074,424	335,036,975	116,270,664
Cash	85,139	76,950	170,114	—	1,930	6,357
Cash-foreign (cost of $79,206)	—	362,706	—	80,424	—	—
Receivable from securities transactions	32,543	12,000	186,500	323,090	8,411,817	—
Receivable from Fund shares sold	17,000	15,000	34,415	32,142	583,319	282,632
Due from investment advisor	—	—	20,000	—	12,000	13,000
Dividends and interest receivable	19,013	100,350	123,823	232,357	952,372	97,215

Total Assets	66,317,321	64,057,591	130,040,746	76,742,437	344,998,413	116,669,868

LIABILITIES
Accrued expenses	29,921	25,606	45,009	56,453	144,141	44,336
Due to custodian	—	—	—	210,868	—	—
Payable for securities transactions	—	437,233	368,173	54,168	10,308,330	4,978,435
Payable for Fund shares redeemed	562,005	—	34,228	64,000	678,573	—

Total liabilities	591,926	462,839	447,410	385,489	11,131,044	5,022,771

NET ASSETS	$65,725,395	$63,594,752	$129,593,336	$76,356,948	$333,867,369	$111,647,097

NET ASSETS CONSIST OF:
Paid-in-capital	$46,884,886	$45,389,710	$91,956,473	$55,442,532	$287,715,436	$108,429,633
Accumulated undistributed net investment income	123,903	635,160	808,387	1,302,064	722,638	950,626
Accumulated undistributed net realized gain
on total investments	7,726,700	7,731,474	8,655,190	1,053,307	33,229,908	390,323
Accumulated net unrealized appreciation
on total investments	10,989,906	9,838,408	28,173,286	18,559,045	12,199,387	1,876,515

NET ASSETS	$65,725,395	$63,594,752	$129,593,336	$76,356,948	$333,867,369	$111,647,097

RETIREMENT CLASS:
Net Assets	$279,349	$236,804	$330,297	$788,552	$69,979,579	$28,869,513
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	19,209	16,916	23,062	57,685	5,136,154	3,177,915
Net asset value per share	$14.54	$14.00	$14.32	$13.67	$13.62	$9.08

INSTITUTIONAL CLASS:
Net Assets	$65,446,046	$63,357,948	$129,263,039	$75,568,396	$156,192,739	$82,777,584
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	4,706,652	4,514,563	9,021,964	5,514,198	11,566,962	9,233,847
Net asset value per share	$13.91	$14.03	$14.33	$13.70	$13.50	$8.96

RETAIL CLASS:
Net Assets	—	—	—	—	$107,695,051	—
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	—	—	—	—	8,053,027	—
Net asset value per share	—	—	—	—	13.37	—

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Statements of Operations
TIAA-CREF Institutional Mutual Funds	Growth &	International	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap
For the Year Ended September 30, 2004	Income Fund	Equity Fund	Value Fund	Growth Fund	Value Fund	Equity Fund

INVESTMENT INCOME
Interest	$100,557	$183,061	$11,727	$11,388	$17,059	$12,022
Dividends	10,134,022	12,243,446	4,052,937	496,756	1,764,687	2,000,431
Foreign taxes withheld	(25,816)	(1,113,762)	(1,959)	(115)	(691)	(438)

Total income	10,208,763	11,312,745	4,062,705	508,029	1,781,055	2,012,015

EXPENSES
Investment management fees	511,568	466,878	139,120	87,406	70,418	138,422
Service Agreement Fees—Retirement Class	78,530	163,240	130,616	212,885	188,515	295,157
Service Agreement Fees—Institutional Class	246,545	141,226	9,606	1,181	2,518	14,285
Service Agreement Fees—Retail Class	—	—	367,843	144,182	86,732	95,957
Custody fees	58,077	351,495	19,911	32,464	18,018	75,863
Audit fees	48,789	38,036	13,734	9,759	7,916	16,135
Registration fees—Retirement Class	12,696	21,915	26,801	47,398	37,781	51,363
Registration fees—Institutional Class	24,799	30,707	12,149	1,096	2,197	8,409
Registration fees—Retail Class	—	—	57,496	31,865	18,945	30,518
Trustee fees and expenses	5,796	6,502	1,435	838	705	1,353
Interest	3,750	—	—	—	—	—

Total expenses before expense reimbursement	990,550	1,219,999	778,711	569,074	433,745	727,462
Less expenses reimbursed by the investment advisor
(See Note 2)	(20,000)	(13,000)	(70,000)	(72,000)	(43,000)	(109,000)

Net expenses	970,550	1,206,999	708,711	497,074	390,745	618,462

Net investment income	9,238,213	10,105,746	3,353,994	10,955	1,390,310	1,393,553

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	56,704,991	66,116,610	21,028,960	5,508,129	7,260,212	11,660,753
Futures transactions	668,316	—	—	—	—	—
Foreign currency transactions	(113,829)	(332,039)	—	—	(219)	—

Net realized gain on total investments	56,962,478	65,784,571	21,028,960	5,508,129	7,259,993	11,660,753

Change in unrealized appreciation on:
Portfolio investments	(3,231,156)	13,401,517	3,610,107	136,264	3,768,104	4,828,393
Futures transactions	23,866	—	—	—	—	—
Translation of assets (other than portfolio investments)
and liabilities denominated in foreign currencies	(1,854)	5,406	—	—	(3)	—

Net change in unrealized appreciation on
total investments	(3,209,144)	13,406,923	3,610,107	136,264	3,768,101	4,828,393

Net realized and unrealized gain on
total investments	53,753,334	79,191,494	24,639,067	5,644,393	11,028,094	16,489,146

Net increase from payment by investment advisor
for investment transaction loss (See Note 8)	—	—	—	—	—	93,506

Net increase in net assets resulting
from operations	$62,991,547	$89,297,240	$27,993,061	$5,655,348	$12,418,404	$17,976,205

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Statements of Operations (continued)
TIAA-CREF Institutional Mutual Funds	Large-Cap	Large-Cap	S&P 500	Mid-Cap	Mid-Cap	Mid-Cap
For the Year Ended September 30, 2004	Growth Index Fund	Value Index Fund	Index Fund	Growth Index Fund	Value Index Fund	Blend Index Fund

INVESTMENT INCOME
Interest	$3,268	$6,435	$26,903	$—	$571	$891
Dividends	401,645	2,813,857	2,570,559	130,530	779,304	743,565
Foreign taxes withheld	(41)	—	—	(83)	—	—

Total income	404,872	2,820,292	2,597,462	130,447	779,875	744,456

EXPENSES
Investment management fees	15,476	46,548	59,241	9,713	13,943	19,234
Service Agreement Fees—Retirement Class	3,338	644	117,976	1,179	608	1,547
Service Agreement Fees—Institutional Class	7,541	23,234	22,678	4,787	6,935	9,525
Custody fees	11,142	22,639	38,383	8,224	5,986	13,968
Audit fees	5,048	17,475	16,826	2,742	4,592	5,769
Registration fees—Retirement Class	1,226	80	17,050	150	1,077	198
Registration fees—Institutional Class	1,131	2,422	13,335	801	1,040	1,601
Trustee fees and expenses	828	1,140	1,298	248	519	434
Interest	—	—	—	161	—	—

Total expenses before expense reimbursement	45,730	114,182	286,787	28,005	34,700	52,276
Less expenses reimbursed by the investment advisor
(See Note 2)	(11,000)	(20,000)	(43,000)	(7,000)	(6,000)	(12,000)

Net expenses	34,730	94,182	243,787	21,005	28,700	40,276

Net investment income	370,142	2,726,110	2,353,675	109,442	751,175	704,180

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	861,044	4,372,761	3,553,108	2,458,150	2,432,989	2,648,160
Futures transactions	—	—	(507,624)	—	—	—

Net realized gain on total investments	861,044	4,372,761	3,045,484	2,458,150	2,432,989	2,648,160

Change in unrealized appreciation on:
Portfolio investments	1,110,396	11,973,335	8,608,356	388,689	4,380,991	4,934,103
Futures transactions	—	—	2,831	—	—	—

Net change in unrealized appreciation
on total investments	1,110,396	11,973,335	8,611,187	388,689	4,380,991	4,934,103

Net realized and unrealized gain
on total investments	1,971,440	16,346,096	11,656,671	2,846,839	6,813,980	7,582,263

Net increase in net assets resulting
from operations	$2,341,582	$19,072,206	$14,010,346	$2,956,281	$7,565,155	$8,286,443

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Statements of Operations (continued)
TIAA-CREF Institutional Mutual Funds	Small-Cap	Small-Cap	Small-Cap	International	Real Estate	Social Choice
For the Year Ended September 30, 2004	Growth Index Fund	Value Index Fund	Blend Index Fund	Equity Index Fund	Securities Fund	Equity Fund

INVESTMENT INCOME
Interest	$431	$3,453	$4,207	$3,511	$149,084	$8,368
Dividends	328,637	1,084,567	1,414,200	2,024,211	10,786,478	1,394,551
Foreign taxes withheld	(200)	—	(233)	(170,796)	(4,560)	—

Total income	328,868	1,088,020	1,418,174	1,856,926	10,931,002	1,402,919

EXPENSES
Investment management fees	27,024	24,280	49,033	29,867	229,100	34,729
Service Agreement Fees—Retirement Class	1,464	718	1,038	1,219	150,922	67,618
Service Agreement Fees—Institutional Class	13,425	12,096	24,453	22,293	53,099	13,385
Service Agreement Fees—Retail Class	—	—	—	—	255,491	—
Custody fees	17,423	15,128	26,597	52,268	24,121	22,347
Audit fees	9,387	8,583	18,274	4,481	20,769	10,161
Registration fees—Retirement Class	1,186	1,091	126	154	17,843	13,779
Registration fees—Institutional Class	2,014	1,814	2,001	2,229	31,470	5,779
Registration fees—Retail Class	—	—	—	—	34,489	—
Trustee fees and expenses	1,015	878	1,911	1,087	2,027	1,281

Total expenses before expense reimbursement	72,938	64,588	123,433	113,598	819,331	169,079
Less expenses reimbursed by the investment advisor
(See Note 2)	(17,000)	(15,000)	(24,000)	—	(63,000)	(28,000)

Net expenses	55,938	49,588	99,433	113,598	756,331	141,079

Net investment income	272,930	1,038,432	1,318,741	1,743,328	10,174,671	1,261,840

NET REALIZED AND UNREALIZED
GAIN ON TOTAL INVESTMENTS
Realized gain on:
Portfolio investments	8,078,326	7,952,456	9,123,876	1,084,202	40,031,441	578,174
Foreign currency transactions	—	—	—	1,378	—	—

Net realized gain on total investments	8,078,326	7,952,456	9,123,876	1,085,580	40,031,441	578,174

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(1,111,580)	4,330,594	9,099,898	11,334,233	3,319,972	7,187,316
Translation of assets (other than portfolio
investments) and liabilities denominated
in foreign currencies	—	—	—	840	—	—

Net change in unrealized appreciation (depreciation)
on total investments	(1,111,580)	4,330,594	9,099,898	11,335,073	3,319,972	7,187,316

Net realized and unrealized gain
on total investments	6,966,746	12,283,050	18,223,774	12,420,653	43,351,413	7,765,490

Net increase in net assets resulting from operations	$7,239,676	$13,321,482	$19,542,515	$14,163,981	$53,526,084	$9,027,330

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Statements of Changes in Net Assets

TIAA-CREF Institutional Mutual Funds

	Growth & Income Fund		International Equity Fund		Large-Cap Value Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$9,238,213	$6,923,129	$10,105,746	$6,213,753	$3,353,994	$1,196,820
Net realized gain (loss) on total investments	56,962,478	(22,446,414)	65,784,571	(5,230,009)	21,028,960	3,745,930
Net change in unrealized appreciation
(depreciation) on total investments	(3,209,144)	102,390,340	13,406,923	71,808,986	3,610,107	10,311,362

Net increase from operations	62,991,547	86,867,055	89,297,240	72,792,730	27,993,061	15,254,112

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(258,069)	(16,030)	(37,317)	(45)	(112,625)	(580)
Institutional Class	(8,775,114)	(6,772,254)	(7,294,418)	(3,988,549)	(225,234)	(9,574)
Retail Class	—	—	—	—	(1,363,084)	(118,451)
From realized gains:
Retirement Class	—	—	—	—	(993,550)	—
Institutional Class	—	—	—	—	(854,856)	—
Retail Class	—	—	—	—	(4,261,173)	—

Total distributions	(9,033,183)	(6,788,284)	(7,331,735)	(3,988,594)	(7,810,522)	(128,605)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	27,030,545	7,765,201	63,780,783	9,161,248	55,984,806	9,337,846
Institutional Class	66,957,645	49,056,738	80,724,349	96,024,741	13,588,096	13,322,780
Retail Class	—	—	—	—	37,900,018	54,009,734

Total net shareholder transactions	93,988,190	56,821,939	144,505,132	105,185,989	107,472,920	76,670,360

Total increase in net assets	147,946,554	136,900,710	226,470,637	173,990,125	127,655,459	91,795,867

NET ASSETS
Beginning of Year	513,430,150	376,529,440	379,889,132	205,899,007	110,113,724	18,317,857

End of Year	$661,376,704	$513,430,150	$606,359,769	$379,889,132	$237,769,183	$110,113,724

Accumulated undistributed net investment income	$330,100	$279,775	$8,897,462	$6,221,312	$2,691,425	$1,084,778

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Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Fund		Mid-Cap Value Fund		Small-Cap Equity Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$10,955	$2,793	$1,390,310	$307,525	$1,393,553	$444,984
Net realized gain (loss) on total investments	5,508,129	1,911,610	7,259,993	1,407,116	11,660,753	5,328,696
Net change in unrealized appreciation (depreciation)
on total investments	136,264	5,444,532	3,768,101	2,998,384	4,828,393	7,883,583
Net increase from payment by investment
advisor for investment transaction loss (Note 8)	—	—	—	—	93,506	—

Net increase from operations	5,655,348	7,358,935	12,418,404	4,713,025	17,976,205	13,657,263

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	—	(18)	(144,631)	(608)	(159,787)	(370)
Institutional Class	(4,596)	(26)	(49,959)	(2,883)	(166,706)	(4,819)
Retail Class	(2,167)	(1,570)	(238,395)	(66,665)	(363,682)	(89,453)
From realized gains:
Retirement Class	(1,648,692)	(2)	(1,065,435)	—	(3,629,107)	—
Institutional Class	(84,429)	(3)	(168,323)	—	(2,041,489)	—
Retail Class	(1,246,794)	(180)	(589,346)	—	(2,565,183)	—

Total distributions	(2,986,678)	(1,799)	(2,256,089)	(70,156)	(8,925,954)	(94,642)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	48,185,844	23,648,632	70,476,629	14,549,465	84,839,286	27,451,800
Institutional Class	1,611,420	1,391,967	3,060,579	3,323,806	23,724,659	16,014,579
Retail Class	24,916,195	7,803,023	28,162,912	(2,395,256)	30,320,089	311,763

Total net shareholder transactions	74,713,459	32,843,622	101,700,120	15,478,015	138,884,034	43,778,142

Total increase in net assets	77,382,129	40,200,758	111,862,435	20,120,884	147,934,285	57,340,763

NET ASSETS
Beginning of Year	49,410,250	9,209,492	29,153,688	9,032,804	75,877,293	18,536,530

End of Year	$126,792,379	$49,410,250	$141,016,123	$29,153,688	$223,811,578	$75,877,293

Accumulated undistributed net investment income	$3,992	$2,882	$1,159,845	$246,104	$1,088,850	$373,421

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Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Growth Index Fund		Large-Cap Value Index Fund		S&P 500 Index Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$370,142	$684,242	$2,726,110	$2,207,727	$2,353,675	$1,118,087
Net realized gain (loss) on total investments	861,044	5,343,520	4,372,761	2,118,812	3,045,484	(707,981)
Net change in unrealized appreciation
on total investments	1,110,396	9,810,510	11,973,335	16,535,024	8,611,187	12,605,399

Net increase from operations	2,341,582	15,838,272	19,072,206	20,861,563	14,010,346	13,015,505

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(1,049)	(276)	(2,995)	(710)	(100,604)	(480)
Institutional Class	(609,111)	(253,564)	(2,382,121)	(482,837)	(1,256,098)	(279,028)
From realized gains:
Retirement Class	(32,333)	—	(4,781)	(2)	—	(1)
Institutional Class	(5,425,768)	—	(2,588,434)	(1,331)	—	(240)

Total distributions	(6,068,261)	(253,840)	(4,978,331)	(484,880)	(1,356,702)	(279,749)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	18,396,712	83,863	14,048	47,257	39,891,912	12,239,557
Institutional Class	4,688,958	(41,212,260)	39,017,812	13,321,167	79,559,508	23,494,120

Total net shareholder transactions	23,085,670	(41,128,397)	39,031,860	13,368,424	119,451,420	35,733,677

Total increase (decrease) in net assets	19,358,991	(25,543,965)	53,125,735	33,745,107	132,105,064	48,469,433

NET ASSETS
Beginning of Year	34,846,750	60,390,715	89,325,994	55,580,887	90,429,669	41,960,236

End of Year	$54,205,741	$34,846,750	$142,451,729	$89,325,994	$222,534,733	$90,429,669

Accumulated undistributed net investment income	$267,820	$508,161	$2,095,726	$1,804,240	$1,883,563	$895,708

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Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Index Fund		Mid-Cap Value Index Fund		Mid-Cap Blend Index Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$109,442	$96,930	$751,175	$614,548	$704,180	$508,730
Net realized gain on total investments	2,458,150	2,916,008	2,432,989	730,160	2,648,160	1,056,067
Net change in unrealized appreciation
on total investments	388,689	5,665,240	4,380,991	5,143,457	4,934,103	7,990,295

Net increase from operations	2,956,281	8,678,178	7,565,155	6,488,165	8,286,443	9,555,092

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(143)	(35)	(2,372)	(687)	(2,344)	(433)
Institutional Class	(99,800)	(39,612)	(628,185)	(186,165)	(544,388)	(144,983)
From realized gains:
Retirement Class	(42,139)	(15)	(3,611)	(5)	(11,151)	(5)
Institutional Class	(2,903,110)	(3,595)	(757,923)	(1,299)	(1,149,022)	(842)

Total distributions	(3,045,192)	(43,257)	(1,392,091)	(188,156)	(1,706,905)	(146,263)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	43,082	167,992	(137,599)	189,522	254,243	125,740
Institutional Class	2,528,612	(9,495,290)	1,069,397	1,283,914	3,713,948	4,845,295

Total net shareholder transactions	2,571,694	(9,327,298)	931,798	1,473,436	3,968,191	4,971,035

Total increase (decrease) in net assets	2,482,783	(692,377)	7,104,862	7,773,445	10,547,729	14,379,864

NET ASSETS
Beginning of Year	21,753,537	22,445,914	30,105,444	22,331,999	39,722,592	25,342,728

End of Year	$24,236,320	$21,753,537	$37,210,306	$30,105,444	$50,270,321	$39,722,592

Accumulated undistributed net investment income	$83,228	$74,605	$533,688	$453,567	$514,724	$388,569

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Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Growth Index Fund		Small-Cap Value Index Fund		Small-Cap Blend Index Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$272,930	$352,203	$1,038,432	$921,457	$1,318,741	$946,919
Net realized gain on total investments	8,078,326	3,038,298	7,952,456	3,686,136	9,123,876	3,499,552
Net change in unrealized appreciation (depreciation)
on total investments	(1,111,580)	15,487,599	4,330,594	8,690,815	9,099,898	22,051,121

Net increase from operations	7,239,676	18,878,100	13,321,482	13,298,408	19,542,515	26,497,592

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(448)	(160)	(1,926)	(610)	(1,604)	(388)
Institutional Class	(373,698)	(135,904)	(973,736)	(321,571)	(1,178,765)	(212,874)
From realized gains:
Retirement Class	(10,724)	(2)	(10,347)	(8)	(11,154)	(2)
Institutional Class	(3,412,075)	(1,395)	(3,960,170)	(3,246)	(4,026,603)	(1,287)

Total distributions	(3,796,945)	(137,461)	(4,946,179)	(325,435)	(5,218,126)	(214,551)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	76,036	41,509	77,634	12,930	144,550	29,304
Institutional Class	1,559,571	(3,800,064)	3,061,970	(1,818,367)	11,565,509	38,156,784
Retail Class	—	—	—	—	—	—

Total net shareholder transactions	1,635,607	(3,758,555)	3,139,604	(1,805,437)	11,710,059	38,186,088

Total increase in net assets	5,078,338	14,982,084	11,514,907	11,167,536	26,034,448	64,469,129

NET ASSETS
Beginning of Year	60,647,057	45,664,973	52,079,845	40,912,309	103,558,888	39,089,759

End of Year	$65,725,395	$60,647,057	$63,594,752	$52,079,845	$129,593,336	$103,558,888

Accumulated undistributed net investment income	$123,903	$259,426	$635,160	$675,099	$808,387	$789,304

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Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	International Equity Index Fund		Real Estate Securities Fund		Social Choice Equity Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$1,743,328	$1,382,117	$10,174,671	$3,989,978	$1,261,840	$822,800
Net realized gain on total investments	1,085,580	281,334	40,031,441	14,120,615	578,174	2,166,598
Net change in unrealized appreciation
on total investments	11,335,073	11,311,032	3,319,972	9,483,663	7,187,316	8,492,782

Net increase from operations	14,163,981	12,974,483	53,526,084	27,594,256	9,027,330	11,482,180

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(2,652)	(359)	(1,478,013)	(124,419)	(51,990)	(395)
Institutional Class	(1,726,374)	(234,476)	(4,852,256)	(2,010,369)	(870,731)	(554,070)
Retail Class	—	—	(2,601,245)	(1,314,632)	—	—
From realized gains:
Retirement Class	(534)	—	(3,007,192)	(142)	—	—
Institutional Class	(295,024)	—	(12,623,118)	(7,245)	—	—
Retail Class	—	—	(6,341,083)	(32,562)	—	—

Total distributions	(2,024,584)	(234,835)	(30,902,907)	(3,489,369)	(922,721)	(554,465)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	644,208	409	53,597,202	13,024,997	18,569,427	8,723,367
Institutional Class	(1,104,828)	5,902,602	42,865,145	84,299,248	25,247,411	3,894,224
Retail Class	—	—	48,582,970	25,329,112	—	—

Total net shareholder transactions	(460,620)	5,903,011	145,045,317	122,653,357	43,816,838	12,617,591

Total increase in net assets	11,678,777	18,642,659	167,668,494	146,758,244	51,921,447	23,545,306

NET ASSETS
Beginning of Year	64,678,171	46,035,512	166,198,875	19,440,631	59,725,650	36,180,344

End of Year	$76,356,948	$64,678,171	$333,867,369	$166,198,875	$111,647,097	$59,725,650

Accumulated undistributed net investment income	$1,302,064	$1,285,302	$722,638	$560,523	$950,626	$637,726

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Financial Highlights

TIAA-CREF Institutional Mutual Funds

	Growth & Income Fund

	Retirement Class		Institutional Class

	For the Year	For the Year
	Ended	Ended	For the Years Ended September 30,
	September 30,	September 30,
	2004	2003	2004	2003	2002	2001	2000

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.39	$6.14	$7.36	$6.14	$7.91	$11.24	$9.76

Gain (loss) from investment operations:
Net investment income	0.10 (b)	0.07 (b)	0.12 (b)	0.10 (b)	0.09 (b)	0.09	0.10
Net realized and unrealized gain (loss)
on total investments	0.75	1.22	0.76	1.22	(1.78)	(3.15)	1.49

Total gain (loss) from investment operations	0.85	1.29	0.88	1.32	(1.69)	(3.06)	1.59

Less distributions from:
Net investment income	(0.08)	(0.04)	(0.12)	(0.10)	(0.08)	(0.09)	(0.10)
Net realized gains	—	—	—	—	—	(0.18)	(0.01)

Total distributions	(0.08)	(0.04)	(0.12)	(0.10)	(0.08)	(0.27)	(0.11)

Net asset value, end of period	$8.16	$7.39	$8.12	$7.36	$6.14	$7.91	$11.24

TOTAL RETURN	11.47%	21.14%	11.89%	21.62%	(21.51)%	(27.66)%	16.18%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$35,874	$8,027	$625,503	$505,404	$376,529	$169,880	$65,334
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.53%	0.48%	0.14%	0.15%	0.29%	0.44%	0.78%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.44%	0.47%	0.14%	0.14%	0.22%	0.22%	0.22%
Ratio of net investment income to average net assets	1.17%	1.02%	1.46%	1.48%	1.18%	1.10%	1.02%
Portfolio turnover rate	77.20%	149.57%	77.20%	149.57%	127.75%	49.56%	37.95%

(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	International Equity Fund

	Retirement Class		Institutional Class

	For the Year	For the Year
	Ended	Ended	For the Years Ended September 30,
	September 30,	September 30,
	2004	2003	2004	2003	2002	2001	2000

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.65	$6.86	$8.56	$6.86	$8.08	$12.55	$10.66

Gain (loss) from investment operations:
Net investment income	0.17 (b)	0.13 (b)	0.20 (b)	0.17 (b)	0.15 (b)	0.10	0.07
Net realized and unrealized gain (loss)
on total investments	1.69	1.66	1.69	1.65	(1.29)	(4.06)	1.94

Total gain (loss) from investment operations	1.86	1.79	1.89	1.82	(1.14)	(3.96)	2.01

Less distributions from:
Net investment income	(0.02)	—	(0.16)	(0.12)	(0.08)	(0.04)	(0.05)
Net realized gains	—	—	—	—	—	(0.47)	(0.07)

Total distributions	(0.02)	—	(0.16)	(0.12)	(0.08)	(0.51)	(0.12)

Net asset value, end of period	$10.49	$8.65	$10.29	$8.56	$6.86	$8.08	$12.55

TOTAL RETURN	21.45%	26.15%	22.17%	26.90%	(14.28)%	(32.63)%	18.58%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$77,400	$9,863	$528,959	$370,026	$205,899	$120,436	$83,841
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.58%	0.61%	0.20%	0.27%	0.44%	0.52%	0.70%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.55%	0.54%	0.20%	0.20%	0.29%	0.29%	0.29%
Ratio of net investment income to average net assets	1.63%	1.61%	1.98%	2.20%	1.80%	1.51%	0.94%
Portfolio turnover rate	151.13%	156.48%	151.13%	156.48%	77.63%	77.83%	105.37%

(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the	For the	September 4, 2002	For the	For the	September 4, 2002	For the	For the	September 4, 2002
	Year	Year	(commencement	Year	Year	(commencement	Year	Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.55	$9.16	$10.00	$11.59	$9.16	$10.00	$11.52	$9.16	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.24	0.21	0.01	0.28	0.25	0.01	0.24	0.22	0.01
Net realized and unrealized gain (loss)
on total investments	2.23	2.24	(0.85)	2.22	2.22	(0.85)	2.21	2.20	(0.85)

Total gain (loss) from investment operations	2.47	2.45	(0.84)	2.50	2.47	(0.84)	2.45	2.42	(0.84)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.14)	(0.04)	—	(0.17)	(0.06)	—
Net realized gains	(0.55)	—	—	(0.55)	—	—	(0.55)	—	—

Total distributions	(0.61)	(0.06)	—	(0.69)	(0.04)	—	(0.72)	(0.06)	—

Net asset value, end of period	$13.41	$11.55	$9.16	$13.40	$11.59	$9.16	$13.25	$11.52	$9.16

TOTAL RETURN	21.59%	26.94%	(8.40)%	21.96%	26.98%	(8.40)%	21.67%	26.47%	(8.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$69,314	$9,943	$92	$31,289	$14,822	$92	$137,166	$85,349	$18,135
Ratio of expenses to average net assets before expense
reimbursement	0.51%	0.54%	0.03%	0.17%	0.21%	0.01%	0.49%	0.51%	0.03%
Ratio of expenses to average net assets after expense
reimbursement	0.48%	0.47%	0.03%	0.14%	0.14%	0.01%	0.44%	0.44%	0.03%
Ratio of net investment income to average net assets	1.87%	1.89%	0.09%	2.20%	2.31%	0.11%	1.89%	1.99%	0.09%
Portfolio turnover rate	153.96%	184.99%	25.09%	153.96%	184.99%	25.09%	153.96%	184.99%	25.09%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Fund

	Retirement Class					Institutional Class				Retail Class

					For the Period				For the Period				For the Period
	For the		For the		September 4, 2002	For the	For the		September 4, 2002	For the	For the		September 4, 2002
	Year		Year		(commencement	Year	Year		(commencement	Year	Year		(commencement
	Ended		Ended		of operations)	Ended	Ended		of operations)	Ended	Ended		of operations)
	September 30,		September 30,		to September 30,	September 30,	September 30,		to September 30,	September 30,	September 30,		to September 30,
	2004		2003		2002 (a)	2004	2003		2002 (a)	2004	2003		2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.97		$9.21		$10.00	$13.02	$9.21		$10.00	$12.98	$9.21		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (b)	(0.00	)(c)	(0.00	)(c)	0.00 (c)	0.05	0.04		0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)
Net realized and unrealized gain (loss)
on total investments	1.76		3.76		(0.79)	1.76	3.77		(0.79)	1.75	3.77		(0.79)

Total gain (loss) from investment operations	1.76		3.76		(0.79)	1.81	3.81		(0.79)	1.75	3.77		(0.79)

Less distributions from:
Net investment income	—		0.00	(c)	—	(0.03)	—		—	0.00 (c)	(0.00	)(c)	—
Net realized gains	(0.50)		0.00	(c)	—	(0.50)	(0.00	)(c)	—	(0.50)	(0.00	)(c)	—

Total distributions	(0.50)		(0.00	)(c)	—	(0.53)	(0.00	)(c)	—	(0.50)	(0.00	)(c)	—

Net asset value, end of period	$14.23		$12.97		$9.21	$14.30	$13.02		$9.21	$14.23	$12.98		$9.21

TOTAL RETURN	13.48%		40.85%		(7.90)%	13.88%	41.37%		(7.90)%	13.48%	40.96%		(7.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$74,600		$25,519		$92	$3,684	$1,887		$92	$48,508	$22,004		$9,025
Ratio of expenses to average net assets
before expense reimbursement	0.54%		0.73%		0.03%	0.17%	0.39%		0.01%	0.51%	0.69%		0.03%
Ratio of expenses to average net assets
after expense reimbursement	0.48%		0.47%		0.03%	0.14%	0.14%		0.01%	0.44%	0.44%		0.03%
Ratio of net investment income (loss) to average net assets	(0.01)%		(0.02)%		0.02%	0.32%	0.31%		0.04%	0.02%	0.01%		0.02%
Portfolio turnover rate	147.58%		162.02%		18.61%	147.58%	162.02%		18.61%	147.58%	162.02%		18.61%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.
(c) Amount represents less than $0.01 per share.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the	For the	September 4, 2002	For the	For the	September 4, 2002	For the	For the	September 4, 2002
	Year	Year	(commencement	Year	Year	(commencement	Year	Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.95	$9.03	$10.00	$12.02	$9.03	$10.00	$11.97	$9.03	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.21	0.18	0.01	0.26	0.22	0.01	0.22	0.19	0.01
Net realized and unrealized gain (loss)
on total investments	2.73	2.80	(0.98)	2.74	2.81	(0.98)	2.71	2.80	(0.98)

Total gain (loss) from investment operations	2.94	2.98	(0.97)	3.00	3.03	(0.97)	2.93	2.99	(0.97)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.13)	(0.04)	—	(0.18)	(0.05)	—
Net realized gains	(0.45)	—	—	(0.45)	—	—	(0.45)	—	—

Total distributions	(0.51)	(0.06)	—	(0.58)	(0.04)	—	(0.63)	(0.05)	—

Net asset value, end of period	$14.38	$11.95	$9.03	$14.44	$12.02	$9.03	$14.27	$11.97	$9.03

TOTAL RETURN	24.82%	33.27%	(9.70)%	25.36%	33.63%	(9.70)%	24.89%	33.29%	(9.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$92,268	$15,669	$90	$8,042	$4,009	$90	$40,706	$9,476	$8,852
Ratio of expenses to average net assets before
expense reimbursement	0.52%	0.65%	0.03%	0.17%	0.32%	0.01%	0.51%	0.62%	0.03%
Ratio of expenses to average net assets after
expense reimbursement	0.48%	0.47%	0.03%	0.14%	0.14%	0.01%	0.44%	0.44%	0.03%
Ratio of net investment income to average net assets	1.54%	1.52%	0.12%	1.88%	2.05%	0.14%	1.58%	1.83%	0.11%
Portfolio turnover rate	172.61%	214.97%	15.01%	172.61%	214.97%	15.01%	172.61%	214.97%	15.01%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Equity Fund

	Retirement Class				Institutional Class				Retail Class

				For the Period				For the Period				For the Period
				September 4, 2002				September 4, 2002				September 4, 2002
	For the Year		For the Year	(commencement	For the Year		For the Year	(commencement	For the Year		For the Year	(commencement
	Ended		Ended	of operations)	Ended		Ended	of operations)	Ended		Ended	of operations)
	September 30,		September 30,	to September 30,	September 30,		September 30,	to September 30,	September 30,		September 30,	to September 30,
	2004		2003	2002 (a)	2004		2003	2002 (a)	2004		2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.62		$9.27	$10.00	$12.68		$9.27	$10.00	$12.64		$9.27	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.09		0.11	0.01	0.14		0.14	0.02	0.12		0.12	0.02
Net realized and unrealized gain (loss) on
total investments	2.46		3.28	(0.74)	2.48		3.29	(0.75)	2.45		3.29	(0.75)

Total gain (loss) from investment operations	2.55		3.39	(0.73)	2.62		3.43	(0.73)	2.57		3.41	(0.73)

Less distributions from:
Net investment income	(0.04)		(0.04)	—	(0.08)		(0.02)	—	(0.13)		(0.04)	—
Net realized gains	(0.93)		—	—	(0.93)		—	—	(0.93)		—	—

Total distributions	(0.97)		(0.04)	—	(1.01)		(0.02)	—	(1.06)		(0.04)	—

Net asset value, end of period	$14.20	(c)	$12.62	$9.27	$14.29	(c)	$12.68	$9.27	$14.15	(c)	$12.64	$9.27

TOTAL RETURN	20.53	%(c)	36.65%	(7.30)%	20.98	%(c)	37.12%	(7.30)%	20.70	%(c)	36.90%	(7.30)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$116,445		$29,036	$93	$45,429		$18,702	$93	$61,937		$28,139	$18,351
Ratio of expenses to average net assets before
expense reimbursement	0.54%		0.95%	0.03%	0.20%		0.62%	0.01%	0.38%		0.78%	0.02%
Ratio of expenses to average net assets after
expense reimbursement	0.48%		0.47%	0.03%	0.14%		0.14%	0.01%	0.30%		0.30%	0.02%
Ratio of net investment income to average net assets	0.68%		0.89%	0.15%	1.03%		1.25%	0.17%	0.87%		1.10%	0.16%
Portfolio turnover rate	294.55%		328.39%	14.52%	294.55%		328.39%	14.52%	294.55%		328.39%	14.52%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.
(c) During the year ended September 30, 2004, the Fund was by the Adviser for an investment loss resulting from an overstatement of cash available for investment. Had the Fund not been reimbursed, th enet asset value and total return for the Retirement Class would have been $14.19 and 20.44%, respectively, and the net asset value and total return for the Institutional Class would have been$14.28 and 20.86%, respectively. was no change to the net asset value or total return for the Retail Class (See Note 8).

188 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 189

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Growth Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Year	For the Year	(commencement	For the Year	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.60	$9.29	$10.00	$11.63	$9.29	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.05	0.07	0.01	0.11	0.11	0.01
Net realized and unrealized gain (loss) on total
investments	0.82	2.27	(0.72)	0.80	2.27	(0.72)

Total gain (loss) from investment operations	0.87	2.34	(0.71)	0.91	2.38	(0.71)

Less distributions from:
Net investment income	(0.06)	(0.03)	—	(0.21)	(0.04)	—
Net realized gains	(1.85)	—	—	(1.85)	—	—

Total distributions	(1.91)	(0.03)	—	(2.06)	(0.04)	—

Net asset value, end of period	$10.56	$11.60	$9.29	$10.48	$11.63	$9.29

TOTAL RETURN	7.03%	25.21%	(7.10)%	7.35%	25.68%	(7.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$18,405	$200	$93	$35,800	$34,647	$60,298
Ratio of expenses to average net assets before expense
reimbursement	0.52%	0.46%	0.03%	0.11%	0.13%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.42%	0.41%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	0.46%	0.68%	0.10%	0.97%	1.02%	0.12%
Portfolio turnover rate	18.93%	18.57%	0.00%	18.93%	18.57%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

190 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 191

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Year	For the Year	(commencement	For the Year	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.38	$9.26	$10.00	$11.41	$9.26	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.25	0.23	0.01	0.29	0.26	0.01
Net realized and unrealized gain (loss)
on total investments	1.98	1.96	(0.75)	1.99	1.97	(0.75)

Total gain (loss) from investment operations	2.23	2.19	(0.74)	2.28	2.23	(0.74)

Less distributions from:
Net investment income	(0.21)	(0.07)	—	(0.31)	(0.08)	—
Net realized gains	(0.33)	—	—	(0.33)	—	—

Total distributions	(0.54)	(0.07)	—	(0.64)	(0.08)	—

Net asset value, end of period	$13.07	$11.38	$9.26	$13.05	$11.41	$9.26

TOTAL RETURN	19.82%	23.77%	(7.40)%	20.25%	24.20%	(7.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$200	$161	$93	$142,252	$89,164	$55,488
Ratio of expenses to average net assets before expense
reimbursement	0.97%	0.48%	0.03%	0.10%	0.16%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.40%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	1.99%	2.17%	0.12%	2.34%	2.49%	0.15%
Portfolio turnover rate	44.28%	62.88%	0.00%	44.28%	62.88%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

192 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 193

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	S&P 500 Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Year	For the Year	(commencement	For the Year	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.48	$9.32	$10.00	$11.52	$9.32	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.17	0.14	0.01	0.21	0.18	0.01
Net realized and unrealized gain (loss)
on total investments	1.36	2.07	(0.69)	1.36	2.07	(0.69)

Total gain (loss) from investment operations	1.53	2.21	(0.68)	1.57	2.25	(0.68)

Less distributions from:
Net investment income	(0.06)	(0.05)	—	(0.17)	(0.05)	—

Total distributions	(0.06)	(0.05)	—	(0.17)	(0.05)	—

Net asset value, end of period	$12.95	$11.48	$9.32	$12.92	$11.52	$9.32

TOTAL RETURN	13.29%	23.77%	(6.80)%	13.63%	24.23%	(6.80)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$54,914	$12,860	$93	$167,621	$77,569	$41,867
Ratio of expenses to average net assets before expense
reimbursement	0.48%	0.51%	0.03%	0.11%	0.17%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.43%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	1.31%	1.27%	0.11%	1.68%	1.68%	0.13%
Portfolio turnover rate	20.76%	19.84%	0.00%	20.76%	19.84%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

194 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 195

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Index Fund

	Retirement Class				Institutional Class

				For the Period				For the Period
				September 4, 2002				September 4, 2002
	For the Year	For the Year		(commencement	For the Year	For the Year		(commencement
	Ended	Ended		of operations)	Ended	Ended		of operations)
	September 30,	September 30,		to September 30,	September 30,	September 30,		to September 30,
	2004	2003		2002 (a)	2004	2003		2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.91	$9.35		$10.00	$12.94	$9.35		$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.01	0.01		0.01	0.06	0.04		0.01
Net realized and unrealized gain (loss)
on total investments	1.68	3.55		(0.66)	1.67	3.57		(0.66)

Total gain (loss) from investment operations	1.69	3.56		(0.65)	1.73	3.61		(0.65)

Less distributions from:
Net investment income	(0.01)	(0.00	)(c)	—	(0.06)	(0.02)		—
Net realized gains	(1.76)	(0.00	)(c)	—	(1.76)	(0.00	)(c)	—

Total distributions	(1.77)	(0.00	)(c)	—	(1.82)	(0.02)		—

Net asset value, end of period	$12.83	$12.91		$9.35	$12.85	$12.94		$9.35

TOTAL RETURN	13.15%	38.14%		(6.50)%	13.50%	38.64%		(6.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$344	$303		$94	$23,893	$21,450		$22,352
Ratio of expenses to average net assets before expense
reimbursement	0.73%	0.48%		0.03%	0.11%	0.15%		0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.41%		0.03%	0.08%	0.08%		0.01%
Ratio of net investment income to average net assets	0.10%	0.06%		0.05%	0.46%	0.38%		0.07%
Portfolio turnover rate	32.02%	34.98%		0.00%	32.02%	34.98%		0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.
(c) Amount represents less than $0.01 per share.

196 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 197

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Year	For the Year	(commencement	For the Year	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.80	$9.30	$10.00	$11.83	$9.30	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.24	0.21	0.01	0.29	0.25	0.01
Net realized and unrealized gain (loss)
on total investments	2.65	2.36	(0.71)	2.66	2.36	(0.71)

Total gain (loss) from investment operations	2.89	2.57	(0.70)	2.95	2.61	(0.70)

Less distributions from:
Net investment income	(0.20)	(0.07)	—	(0.26)	(0.08)	—
Net realized gains	(0.29)	—	—	(0.29)	—	—

Total distributions	(0.49)	(0.07)	—	(0.55)	(0.08)	—

Net asset value, end of period	$14.20	$11.80	$9.30	$14.23	$11.83	$9.30

TOTAL RETURN	24.92%	27.78%	(7.00)%	25.36%	28.21%	(7.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$200	$308	$93	$37,010	$29,797	$22,239
Ratio of expenses to average net assets before expense
reimbursement	1.00%	0.48%	0.03%	0.09%	0.16%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.40%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	1.81%	2.04%	0.12%	2.16%	2.38%	0.14%
Portfolio turnover rate	22.58%	23.58%	0.00%	22.58%	23.58%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

198 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 199

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Blend Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Year	For the Year	(commencement	For the Year	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.33	$9.38	$10.00	$12.36	$9.39	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.16	0.13	0.01	0.20	0.16	0.01
Net realized and unrealized gain (loss)
on total investments	2.28	2.86	(0.63)	2.29	2.86	(0.62)

Total gain (loss) from investment operations	2.44	2.99	(0.62)	2.49	3.02	(0.61)

Less distributions from:
Net investment income	(0.08)	(0.04)	—	(0.17)	(0.05)	—
Net realized gains	(0.34)	—	—	(0.34)	—	—

Total distributions	(0.42)	(0.04)	—	(0.51)	(0.05)	—

Net asset value, end of period	$14.35	$12.33	$9.38	$14.34	$12.36	$9.39

TOTAL RETURN	19.94%	32.02%	(6.20)%	20.39%	32.31%	(6.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$563	$254	$94	$49,707	$39,469	$25,249
Ratio of expenses to average net assets before expense
reimbursement	0.66%	0.53%	0.03%	0.10%	0.20%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.41%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	1.13%	1.19%	0.09%	1.47%	1.52%	0.11%
Portfolio turnover rate	18.70%	34.88%	0.00%	18.70%	34.88%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

200 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 201

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Growth Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Year	For the Year	(commencement	For the Year	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$13.13	9.32	$10.00	$13.16	$9.32	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.01	0.04	0.01	0.06	0.07	0.01
Net realized and unrealized gain (loss)
on total investments	2.17	3.79	(0.69)	1.51	3.80	(0.69)

Total gain (loss) from investment operations	2.18	3.83	(0.68)	1.57	3.87	(0.68)

Less distributions from:
Net investment income	(0.03)	(0.02)	—	(0.08)	(0.03)	—
Net realized gains	(0.74)	—	—	(0.74)	—	—

Total distributions	(0.77)	(0.02)	—	(0.82)	(0.03)	—

Net asset value, end of period	$14.54	$13.13	$9.32	$13.91	$13.16	$9.32

TOTAL RETURN	16.86%	41.11%	(6.80)%	11.84%	41.59%	(6.80)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$279	$177	$93	$65,446	$60,470	$45,572
Ratio of expenses to average net assets before expense
reimbursement	0.67%	0.48%	0.03%	0.10%	0.16%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.40%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	0.04%	0.32%	0.09%	0.41%	0.66%	0.11%
Portfolio turnover rate	45.35%	51.67%	0.04%	45.35%	51.67%	0.04%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Value Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Year	For the Year	(commencement	For the Year	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.11	$9.30	$10.00	$12.14	$9.30	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.18	0.17	0.02	0.23	0.20	0.02
Net realized and unrealized gain (loss)
on total investments	2.80	2.70	(0.72)	2.81	2.71	(0.72)

Total gain (loss) from investment operations	2.98	2.87	(0.70)	3.04	2.91	(0.70)

Less distributions from:
Net investment income	(0.17)	(0.06)	—	(0.23)	(0.07)	—
Net realized gains	(0.92)	—	—	(0.92)	—	—

Total distributions	(1.09)	(0.06)	—	(1.15)	(0.07)	—

Net asset value, end of period	$14.00	$12.11	$9.30	$14.03	$12.14	$9.30

TOTAL RETURN	25.18%	31.04%	(7.00)%	25.63%	31.49%	(7.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$237	$135	$93	$63,358	$51,945	$40,819
Ratio of expenses to average net assets before expense
reimbursement	0.91%	0.50%	0.03%	0.10%	0.18%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.40%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	1.32%	1.63%	0.20%	1.71%	1.96%	0.22%
Portfolio turnover rate	42.29%	56.43%	0.00%	42.29%	56.43%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Blend Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Year	For the Year	(commencement	For the Year	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.59	$9.31	$10.00	$12.62	$9.31	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.10	0.11	0.01	0.15	0.14	0.02
Net realized and unrealized gain (loss)
on total investments	2.19	3.21	(0.70)	2.19	3.22	(0.71)

Total gain (loss) from investment operations	2.29	3.32	(0.69)	2.34	3.36	(0.69)

Less distributions from:
Net investment income	(0.07)	(0.04)	—	(0.14)	(0.05)	—
Net realized gains	(0.49)	—	—	(0.49)	—	—

Total distributions	(0.56)	(0.04)	—	(0.63)	(0.05)	—

Net asset value, end of period	$14.32	$12.59	$9.31	$14.33	$12.62	$9.31

TOTAL RETURN	18.26%	35.76%	(6.90)%	18.66%	36.21%	(6.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$330	$157	$93	129,263	$103,402	$38,997
Ratio of expenses to average net assets before expense
reimbursement	0.77%	0.52%	0.03%	0.10%	0.19%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.44%	0.40%	0.03%	0.08%	0.08%	0.01%
Ratio of net investment income to average net assets	0.71%	0.98%	0.15%	1.08%	1.31%	0.17%
Portfolio turnover rate	23.60%	52.39%	0.01%	23.60%	52.39%	0.01%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	International Equity Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Year	For the Year	(commencement	For the Year	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.51	$9.21	$10.00	$11.54	$9.21	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.27	0.20	0.02	0.31	0.25	0.02
Net realized and unrealized gain (loss)
on total investments	2.20	2.14	(0.81)	2.21	2.12	(0.81)

Total gain (loss) from investment operations	2.47	2.34	(0.79)	2.52	2.37	(0.79)

Less distributions from:
Net investment income	(0.26)	(0.04)	—	(0.31)	(0.04)	—
Net realized gains	(0.05)	—	—	(0.05)	—	—

Total distributions	(0.31)	(0.04)	—	(0.36)	(0.04)	—

Net asset value, end of period	$13.67	$11.51	$9.21	$13.70	$11.54	$9.21

TOTAL RETURN	21.68%	25.44%	(7.90)%	22.06%	25.87%	(7.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$789	$116	$92	$75,568	$64,563	$45,943
Ratio of expenses to average net assets before expense
reimbursement	0.50%	0.65%	0.03%	0.15%	0.33%	0.01%
Ratio of expenses to average net assets after expense
reimbursement	0.50%	0.47%	0.03%	0.15%	0.15%	0.01%
Ratio of net investment income to average net assets	2.02%	1.94%	0.22%	2.34%	2.51%	0.24%
Portfolio turnover rate	6.60%	9.31%	0.44%	6.60%	9.31%	0.44%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

208 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 209

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Real Estate Securities Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
			September 4, 2002			September 4, 2002			September 4, 2002
	For the Year	For the Year	(commencement	For the Year	For the Year	(commencement	For the Year	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.40	$9.72	$10.00	$12.32	$9.72	$10.00	$12.22	$9.72	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.50	0.57	0.05	0.53	0.59	0.05	0.49	0.52	0.05
Net realized and unrealized gain (loss)
on total investments	2.49	2.39	(0.31)	2.48	2.37	(0.31)	2.45	2.39	(0.31)

Total gain (loss) from investment operations	2.99	2.96	(0.26)	3.01	2.96	(0.26)	2.94	2.91	(0.26)

Less distributions from:
Net investment income	(0.43)	(0.27)	(0.02)	(0.49)	(0.35)	(0.02)	(0.45)	(0.40)	(0.02)
Net realized gains	(1.34)	(0.01)	—	(1.34)	(0.01)	—	(1.34)	(0.01)	—

Total distributions	(1.77)	(0.28)	(0.02)	(1.83)	(0.36)	(0.02)	(1.79)	(0.41)	(0.02)

Net asset value, end of period	$13.62	$12.40	$9.72	$13.50	$12.32	$9.72	$13.37	$12.22	$9.72

TOTAL RETURN	25.81%	30.92%	(2.58)%	26.30%	30.94%	(2.56)%	25.84%	30.66%	(2.59)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$69,980	$14,207	$97	$156,193	$99,389	$97	$107,695	$52,603	$19,246
Ratio of expenses to average net assets before
expense reimbursement	0.50%	0.51%	0.03%	0.16%	0.18%	0.01%	0.50%	0.47%	0.03%
Ratio of expenses to average net assets after
expense reimbursement	0.47%	0.48%	0.03%	0.15%	0.15%	0.01%	0.45%	0.45%	0.03%
Ratio of net investment income to average net assets	3.88%	4.81%	0.51%	4.12%	5.27%	0.53%	3.87%	4.80%	0.50%
Portfolio turnover rate	348.86%	317.14%	15.45%	348.86%	317.14%	15.45%	348.86%	317.14%	15.45%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

210 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 211

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Social Choice Equity Fund

	Retirement Class		Institutional Class

	For the Year	For the Year
	Ended	Ended	For the Years Ended September 30,
	September 30,	September 30,
	2004	2003	2004	2003	2002	2001	2000

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.01	$6.41	$7.96	$6.41	$8.03	$11.16	$9.86

Gain (loss) from investment operations:
Net investment income	0.10 (b)	0.09 (b)	0.14 (b)	0.12 (b)	0.11 (b)	0.10	0.11
Net realized and unrealized gain (loss)
on total investments	1.00	1.54	0.99	1.52	(1.64)	(2.94)	1.25

Total gain (loss) from investment operations	1.10	1.63	1.13	1.64	(1.53)	(2.84)	1.36

Less distributions from:
Net investment income	(0.03)	(0.03)	(0.13)	(0.09)	(0.09)	(0.11)	(0.06)
Net realized gains	—	—	—	—	—	(0.18)	—

Total distributions	(0.03)	(0.03)	(0.13)	(0.09)	(0.09)	(0.29)	(0.06)

Net asset value, end of period	$9.08	$8.01	$8.96	$7.96	$6.41	$8.03	$11.16

TOTAL RETURN	13.78%	25.42%	14.23%	25.89%	(19.34)%	(25.99)%	13.84%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$28,870	$8,936	$82,778	$50,790	$36,180	$26,460	$29,307
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.52%	0.48%	0.10%	0.13%	0.81%	0.97%	0.90%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.44%	0.43%	0.08%	0.08%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.15%	1.16%	1.54%	1.65%	1.34%	1.12%	1.00%
Portfolio turnover rate	6.64%	27.53%	6.64%	27.53%	21.71%	4.96%	16.22%

(b) Based on average shares outstanding.

212 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 213

Notes to Financial Statements

TIAA-CREF Institutional Mutual Funds

Note 1. Significant Accounting Policies

TIAA-CREF Institutional Mutual Funds (the “Funds”) is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. These financial statements consist of eighteen of the twenty-three funds comprising TIAA-CREF Institutional Mutual Funds: the Growth & Income, International Equity, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Large-Cap Growth Index, Large-Cap Value Index, S&P 500 Index, Mid-Cap Growth Index, Mid-Cap Value Index, Mid-Cap Blend Index, Small-Cap Growth Index, Small-Cap Value Index, Small-Cap Blend Index, International Equity Index, Real Estate Securities, and Social Choice Equity Funds (collectively, the “Funds”). The Growth & Income, International Equity and Social Choice Equity Funds commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America (“TIAA”). The remaining fifteen Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. In addition, the Growth & Income, International Equity, and Social Choice Equity Funds opened a Retirement Class on October 1, 2002 with a $100,000 seed money investment in each class by TIAA. At September 30, 2004, TIAA had remaining seed money investment in the Funds as follows:

	Value of TIAA’s Seed Money Investment at September

	Retirement	Institutional	Retail
	Class	Class	Class	Total

Large-Cap Growth Index Fund	$124,502	$5,393,326	$—	$5,517,828
Large-Cap Value Index Fund	137,324	—	—	137,324
Mid-Cap Growth Index Fund	146,149	22,443,555	—	22,589,704
Mid-Cap Value Index Fund	148,449	34,242,800	—	34,391,249
Mid-Cap Blend Index Fund	148,531	14,098,762	—	14,247,293
Small-Cap Growth Index Fund	153,685	62,624,290	—	62,777,975
Small-Cap Value Index Fund	152,558	56,690,295	—	56,842,853
Small-Cap Blend Index Fund	149,476	17,838,217	—	17,987,693
International Equity Index Fund	140,572	12,352,756	—	12,493,328
Real Estate Securities Fund	157,525	158,085	12,617,076	12,932,686

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned subsidiary of TIAA. The Funds offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, LLC (“Services”), a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries af-

214 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

filiated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. (“Advisors”), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of Investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield of such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund’s net asset value is calculated.

Accounting for Investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 215

Notes to Financial Statements (continued)

Foreign Currency Transactions and Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Futures Contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted Securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

216 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Growth & Income and Real Estate Securities Funds, where distributions are declared and paid quarterly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds.

Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements. At September 30, 2004, the Growth & Income Fund had capital loss carryovers of $26,414,367 which expire in 2011.

Note 2. Management Agreement

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund’s net assets, based on the average daily net assets of each Fund. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Various other expenses (including custody, audit, regulatory and trustee fees) are borne directly by the Funds/Classes. Advisors has voluntarily agreed to partially reimburse the Funds for the various other expenses. The total reimbursement to the Funds for the year ended September 30, 2004 was $573,000. Advisors will receive the following annual percentages of each Fund’s/Classes’ average daily net assets for investment management and service agreement fees:

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 217

Notes to Financial Statements (continued)

	Investment
	Management
	Fee	Service Agreement Fee

	All	Retirement	Institutional	Retail
	Classes	Class	Class	Class

Growth & Income Fund	0.08%	0.34%	0.04%	—
International Equity Fund	0.09%	0.34%	0.03%	—
Large-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Growth Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Small-Cap Equity Fund	0.08%	0.34%	0.04%	0.19%
Large-Cap Growth Index Fund	0.04%	0.34%	0.02%	—
Large-Cap Value Index Fund	0.04%	0.34%	0.02%	—
S&P 500 Index Fund	0.04%	0.34%	0.02%	—
Mid-Cap Growth Index Fund	0.04%	0.34%	0.02%	—
Mid-Cap Value Index Fund	0.04%	0.34%	0.02%	—
Mid-Cap Blend Index Fund	0.04%	0.34%	0.02%	—
Small-Cap Growth Index Fund	0.04%	0.34%	0.02%	—
Small-Cap Value Index Fund	0.04%	0.34%	0.02%	—
Small-Cap Blend Index Fund	0.04%	0.34%	0.02%	—
International Equity Index Fund	0.04%	0.34%	0.03%	—
Real Estate Securities Fund	0.09%	0.34%	0.04%	0.33%
Social Choice Equity Fund	0.04%	0.34%	0.02%	—

218 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

To limit the Fund’s/Classes’ expenses Advisors has agreed to reimburse the Funds if expenses, as described above, exceed the percentages listed below.

	Retirement	Institutional	Retail
	Class	Class	Class

Growth & Income Fund	0.44%	0.14%	—
International Equity Fund	0.55%	0.20%	—
Large-Cap Value Fund	0.48%	0.14%	0.44%
Mid-Cap Growth Fund	0.48%	0.14%	0.44%
Mid-Cap Value Fund	0.48%	0.14%	0.44%
Small-Cap Equity Fund	0.48%	0.14%	0.30%
Large-Cap Growth Index Fund	0.42%	0.08%	—
Large-Cap Value Index Fund	0.44%	0.08%	—
S&P 500 Index Fund	0.44%	0.08%	—
Mid-Cap Growth Index Fund	0.44%	0.08%	—
Mid-Cap Value Index Fund	0.44%	0.08%	—
Mid-Cap Blend Index Fund	0.44%	0.08%	—
Small-Cap Growth Index Fund	0.44%	0.08%	—
Small-Cap Value Index Fund	0.44%	0.08%	—
Small-Cap Blend Index Fund	0.44%	0.08%	—
International Equity Index Fund	0.50%	0.15%	—
Real Estate Securities Fund	0.47%	0.15%	0.45%
Social Choice Equity Fund	0.44%	0.08%	—

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 219

Notes to Financial Statements (continued)

Note 3. Investments

At September 30, 2004, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Growth & Income Fund	$44,258,021	$36,986,782	$7,271,239
International Equity Fund	46,258,565	14,793,258	31,465,307
Large-Cap Value Fund	17,318,939	4,754,496	12,564,443
Mid-Cap Growth Fund	10,410,070	5,618,567	4,791,503
Mid-Cap Value Fund	10,688,011	4,844,527	5,843,484
Small-Cap Equity Fund	20,470,294	9,043,164	11,427,130
Large-Cap Growth Index Fund	7,186,885	953,164	6,233,721
Large-Cap Value Index Fund	25,312,447	1,309,369	24,003,078
S&P 500 Index Fund	22,528,282	4,412,709	18,115,573
Mid-Cap Growth Index Fund	5,244,112	761,670	4,482,442
Mid-Cap Value Index Fund	8,449,941	626,507	7,823,434
Mid-Cap Blend Index Fund	12,273,393	1,036,312	11,237,081
Small-Cap Growth Index Fund	15,036,187	4,046,281	10,989,906
Small-Cap Value Index Fund	12,225,093	2,386,685	9,838,408
Small-Cap Blend Index Fund	32,927,831	4,754,545	28,173,286
International Equity Index Fund	19,572,248	1,018,111	18,554,137
Real Estate Securities Fund	19,119,664	6,920,277	12,199,387
Social Choice Equity Fund	11,490,485	9,613,970	1,876,515

At September 30, 2004, the following Funds held open futures contracts:

	Futures	Number of	Market	Expiration	Unrealized
Fund	Contracts	Contracts	Value	Date	Gain (Loss)

Growth & Income	E-mini S&P 500 Index	118	$6,577,910	December 2004	$(79,121)
S&P 500 Index	E-mini S&P 500 Index	7	390,215	December 2004	2,831

220 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

Purchases and sales of securities, other than short-term money market instruments, for the Funds for the year ended September 30, 2004, were as follows:

	Non-Government	Government	Non-Government	Government
	Purchases	Purchases	Sales	Sales

Growth & Income Fund	$574,399,119	—	$482,799,259	—
International Equity Fund	920,720,780	—	773,286,463	—
Large-Cap Value Fund	370,679,881	—	267,875,043	—
Mid-Cap Growth Fund	231,090,270	—	158,174,752	—
Mid-Cap Value Fund	250,077,421	—	150,795,145	—
Small-Cap Equity Fund	635,123,752	—	504,156,182	—
Large-Cap Growth Index Fund	24,311,483	—	7,373,561	—
Large-Cap Value Index Fund	88,139,203	—	51,386,686	—
S&P 500 Index Fund	151,597,834	—	30,367,964	—
Mid-Cap Growth Index Fund	7,747,840	—	8,080,792	—
Mid-Cap Value Index Fund	8,312,928	—	7,852,181	—
Mid-Cap Blend Index Fund	12,153,911	—	8,938,422	—
Small-Cap Growth Index Fund	30,505,931	—	31,856,615	—
Small-Cap Value Index Fund	25,541,535	—	26,145,882	—
Small-Cap Blend Index Fund	37,057,737	—	28,784,156	—
International Equity Index Fund	4,867,114	—	5,913,521	—
Real Estate Securities Fund	967,947,813	—	851,029,163	—
Social Choice Equity Fund	49,876,787	—	5,740,632	—

Note 4. Trustee Fees

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 221

Notes to Financial Statements (continued)

Note 5. Shareholder Transactions

	Growth & Income Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$—	—	$100,000	16,286
Seed money redemptions	—	—	(120,471)	(16,368)
Subscriptions	28,381,591	3,475,963	8,564,437	1,177,244
Reinvestment of distributions	258,069	31,374	16,030	2,202
Redemptions	(1,609,115)	(196,803)	(794,795)	(93,570)

Net increase	$27,030,545	3,310,534	$7,765,201	1,085,794

Institutional Class:
Subscriptions	$220,573,422	27,168,987	$170,812,357	25,200,469
Reinvestment of distributions	7,852,376	958,729	6,518,330	975,348
Exchanges	(77,499)	(9,481)	(34,303,000)	(5,296,176)
Redemptions	(161,390,654)	(19,689,627)	(93,970,949)	(13,532,587)

Net increase	$66,957,645	8,428,608	$49,056,738	7,347,054

	International Equity Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$—	—	$100,000	14,577
Seed money redemptions	—	—	(117,543)	(14,583)
Subscriptions	108,024,691	10,632,008	19,722,892	2,384,187
Reinvestment of distributions	37,317	3,721	45	6
Redemptions	(44,281,225)	(4,394,421)	(10,544,146)	(1,243,910)

Net increase	$63,780,783	6,241,308	$9,161,248	1,140,277

Institutional Class:
Subscriptions	$168,837,193	16,812,059	$112,100,873	15,244,095
Reinvestment of distributions	5,524,078	563,107	3,315,175	469,424
Exchanges	(70,883)	(6,903)	(1,210,000)	(172,164)
Redemptions	(93,566,039)	(9,168,654)	(18,181,307)	(2,336,776)

Net increase	$80,724,349	8,199,609	$96,024,741	13,204,579

222 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Large-Cap Value Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(112,554)	(10,058)
Subscriptions	68,330,772	5,240,334	10,088,016	913,533
Reinvestment of distributions	1,106,174	87,514	580	59
Redemptions	$(13,452,140)	(1,019,498)	(638,196)	(53,027)

Net increase	$55,984,806	4,308,350	$9,337,846	850,507

Institutional Class:
Seed money redemptions	$—	—	$(112,702)	(10,036)
Subscriptions	15,538,789	1,205,912	14,917,948	1,404,132
Reinvestment of distributions	102,938	8,169	3,501	353
Redemptions	(2,053,631)	(159,014)	(1,485,967)	(125,274)

Net increase	$13,588,096	1,055,067	$13,322,780	1,269,175

Retail Class:
Seed money redemptions	$—	—	$(22,535,000)	(2,011,282)
Subscriptions	17,697,831	1,384,632	5 ,196,695	479,918
Reinvestment of distributions	5,581,846	447,090	118,170	11,938
Exchanges	17,068,267	1,298,327	71,330,646	6,976,546
Redemptions	(2,447,926)	(186,815)	(100,777)	(30,634)

Net increase	$37,900,018	2,943,234	$54,009,734	5,426,486

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 223

Notes to Financial Statements (continued)

	Mid-Cap Growth Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(124,422)	(10,002)
Subscriptions	68,219,765	4,699,551	27,144,891	2,239,622
Reinvestment of distributions	1,648,689	116,350	17	2
Redemptions	(21,682,610)	(1,540,986)	(3,371,854)	(272,786)

Net increase	$48,185,844	3,274,915	$23,648,632	1,956,836

Institutional Class:
Seed money redemptions	$—	—	$(124,702)	(10,000)
Subscriptions	2,203,613	153,729	2,237,098	192,934
Reinvestment of distributions	27,672	1,949	3	—
Redemptions	(619,865)	(42,965)	(720,432)	(47,985)

Net increase	$1,611,420	112,713	$1,391,967	134,949

Retail Class:
Seed money redemptions	$—	—	$(12,313,236)	(980,147)
Subscriptions	25,836,844	1,792,547	10,139,848	876,040
Reinvestment of distributions	1,221,595	86,257	1,763	176
Exchanges	3,359,516	219,016	11,342,187	960,214
Redemptions	(5,501,760)	(385,710)	(1,367,539)	(140,484)

Net increase	$24,916,195	1,712,110	$7,803,023	715,799

224 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Mid-Cap Value Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(113,602)	(10,062)
Subscriptions	84,790,753	6,129,080	15,117,447	1,341,584
Reinvestment of distributions	1,210,066	90,506	608	62
Redemptions	(15,524,190)	(1,114,591)	(454,988)	(30,912)

Net increase	$70,476,629	5,104,995	$14,549,465	1,300,672

Institutional Class:
Seed money redemptions	$—	—	$(113,844)	(10,039)
Subscriptions	3,895,131	283,019	4,360,446	404,250
Reinvestment of distributions	76,386	5,705	527	54
Redemptions	(910,938)	(65,191)	(923,323)	(70,857)

Net increase	$3,060,579	223,533	$3,323,806	323,408

Retail Class:
Seed money redemptions	$—	—	$(11,311,423)	(985,423)
Subscriptions	17,732,643	1,297,543	6,764,962	645,657
Reinvestment of distributions	780,846	58,936	66,254	6,804
Exchanges	13,250,783	965,460	4,390,626	405,620
Redemptions	(3,601,360)	(260,782)	(2,305,675)	(260,851)

Net increase (decrease)	$28,162,912	2,061,157	$(2,395,256)	(188,193)

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 225

Notes to Financial Statements (continued)

	Small-Cap Equity Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(119,245)	(10,037)
Subscriptions	121,058,196	8,589,669	30,933,306	2,572,711
Reinvestment of distributions	3,788,891	277,371	370	37
Redemptions	(40,007,801)	(2,966,741)	(3,362,631)	(272,269)

Net increase	$84,839,286	5,900,299	$27,451,800	2,290,442

Institutional Class:
Seed money redemptions	$—	—	$(119,593)	(10,025)
Subscriptions	28,588,554	2,055,677	19,250,389	1,742,676
Reinvestment of distributions	1,168,635	85,239	2,154	218
Redemptions	(6,032,530)	(435,171)	(3,118,371)	(268,465)

Net increase	$23,724,659	1,705,745	$16,014,579	1,464,404

Retail Class:
Seed money redemptions	$—	—	$(24,933,917)	(1,987,900)
Subscriptions	22,421,679	1,608,422	8,430,302	746,781
Reinvestment of distributions	2,869,958	211,013	89,191	9,060
Exchanges	9,837,058	676,736	18,414,161	1,665,247
Redemptions	(4,808,606)	(346,917)	(1,687,974)	(186,551)

Net increase	$30,320,089	2,149,254	$311,763	246,637

226 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Large-Cap Growth Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$19,143,418	1,794,112	$86,074	7,450
Reinvestment of distributions	33,376	3,070	276	28
Redemptions	(780,082)	(71,150)	(2,487)	(225)

Net increase	$18,396,712	1,726,032	$83,863	7,253

Institutional Class:
Seed money redemptions	$(25,437,000)	(2,314,112)	$(47,774,000)	(4,114,986)
Subscriptions	27,693,155	2,519,403	6,961,173	642,380
Reinvestment of distributions	5,145,089	478,168	251,394	25,445
Exchanges	24,311	2,274	—	—
Redemptions	(2,736,597)	(250,524)	(650,827)	(62,822)

Net increase (decrease)	$4,688,958	435,209	$(41,212,260)	(3,509,983)

	Large-Cap Value Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$20,330	1,626	$47,144	4,169
Reinvestment of distributions	7,756	625	711	71
Redemptions	(14,038)	(1,135)	(598)	(58)

Net increase	$14,048	1,116	$47,257	4,182

Institutional Class:
Seed money redemptions	$(20,743,148)	(1,676,341)	$(49,871,000)	(4,399,560)
Subscriptions	76,547,326	6,065,149	54,857,276	5,366,264
Reinvestment of distributions	4,531,554	366,927	477,650	47,957
Exchanges	4,049	324	9,413,000	963,808
Redemptions	(21,321,969)	(1,671,018)	(1,555,759)	(153,751)

Net increase	$39,017,812	3,085,041	$13,321,167	1,824,718

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 227

Notes to Financial Statements (continued)

	S&P 500 Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(113,443)	(10,048)
Subscriptions	52,420,025	4,094,161	14,216,880	1,298,977
Reinvestment of distributions	100,603	7,878	481	48
Redemptions	(12,628,716)	(980,532)	(1,864,361)	(178,940)

Net increase	$39,891,912	3,121,507	$12,239,557	1,110,037

Institutional Class:
Seed money redemptions	$(29,559,528)	(2,352,318)	$(24,992,000)	(2,174,495)
Subscriptions	139,310,526	10,908,280	51,153,412	4,670,172
Reinvestment of distributions	963,580	75,813	228,539	22,831
Exchanges	66,317	5,201	—	—
Redemptions	(31,221,387)	(2,398,074)	(2,895,831)	(276,284)

Net increase	$79,559,508	6,238,902	$23,494,120	2,242,224

	Mid-Cap Growth Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$63,339	4,734	$168,378	13,526
Reinvestment of distributions	42,267	3,325	50	5
Redemptions	(62,524)	(4,770)	(436)	(43)

Net increase	$43,082	3,289	$167,992	13,488

Institutional Class:
Seed money redemptions	$(1,036,000)	(76,608)	$(10,204,000)	(795,882)
Subscriptions	758,554	56,618	707,800	62,567
Reinvestment of distributions	2,855,448	224,837	43,055	4,234
Redemptions	(49,390)	(3,683)	(42,145)	(3,462)

Net increase (decrease)	$2,528,612	201,164	$(9,495,290)	(732,543)

228 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Mid-Cap Value Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$(98,292)	(9,129)	$189,494	16,120
Reinvestment of distributions	5,967	456	692	71
Redemptions	(45,274)	(3,381)	(664)	(68)

Net increase (decrease)	$(137,599)	(12,054)	$189,522	16,123

Institutional Class:
Seed money redemptions	$(1,315,000)	(100,110)	$(140,000)	(12,060)
Subscriptions	1,206,302	91,522	1,298,848	126,654
Reinvestment of distributions	1,298,757	99,445	184,026	18,817
Redemptions	(120,662)	(8,049)	(58,960)	(5,556)

Net increase	$1,069,397	82,808	$1,283,914	127,855

	Mid-Cap Blend Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$318,447	23,241	$125,780	10,552
Reinvestment of distributions	13,405	985	436	44
Redemptions	(77,609)	(5,540)	(476)	(46)

Net increase	$254,243	18,686	$125,740	10,550

Institutional Class:
Seed money redemptions	$(14,273,000)	(1,032,462)	$(9,036,000)	(752,144)
Subscriptions	19,795,536	1,435,893	14,360,851	1,298,057
Reinvestment of distributions	893,355	65,882	138,772	13,877
Redemptions	(2,701,943)	(194,990)	(618,328)	(56,953)

Net increase	$3,713,948	274,323	$4,845,295	502,837

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 229

Notes to Financial Statements (continued)

	Small-Cap Growth Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$7,186,412	502,522	$42,780	3,571
Reinvestment of distributions	11,170	789	162	16
Redemptions	(7,121,546)	(497,553)	(1,433)	(144)

Net increase	$76,036	5,758	$41,509	3,443

Institutional Class:
Seed money redemptions	$(2,289,000)	(161,180)	$(6,150,000)	(496,608)
Subscriptions	416,910	28,879	2,215,435	189,108
Reinvestment of distributions	3,691,303	260,869	136,504	13,609
Redemptions	(259,642)	(17,892)	(2,003)	(141)

Net increase (decrease)	$1,559,571	110,676	$(3,800,064)	(294,032)

	Small-Cap Value Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$3,374,985	250,877	$13,493	1,183
Reinvestment of distributions	12,267	930	616	64
Redemptions	(3,309,618)	(246,032)	(1,179)	(114)

Net increase	$77,634	5,775	$12,930	1,133

Institutional Class:
Seed money redemptions	$(3,356,000)	(252,152)	$(5,425,000)	(469,472)
Subscriptions	2,276,098	170,420	3,623,637	355,533
Reinvestment of distributions	4,487,195	340,455	310,953	32,090
Redemptions	(345,323)	(21,899)	(327,957)	(30,420)

Net increase (decrease)	$3,061,970	236,824	$(1,818,367)	(112,269)

230 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Small-Cap Blend Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$208,436	15,012	$29,311	2,445
Reinvestment of distributions	12,757	910	390	40
Redemptions	(76,643)	(5,313)	(397)	(40)

Net increase	$144,550	10,609	$29,304	2,445

Institutional Class:
Seed money redemptions	$(31,950,000)	(2,286,420)	$(9,999,000)	(817,047)
Subscriptions	55,347,872	3,917,081	42,639,930	4,218,657
Reinvestment of distributions	4,628,754	330,862	202,648	20,553
Exchanges	—	—	6,903,000	726,988
Redemptions	(16,461,117)	(1,134,666)	(1,589,794)	(144,052)

Net increase	$11,565,509	826,857	$38,156,784	4,005,099

	International Equity Index Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$641,541	47,432	$1,370	140
Reinvestment of distributions	3,185	246	359	38
Redemptions	(518)	(39)	(1,320)	(140)

Net increase	$644,208	47,639	$409	38

Institutional Class:
Seed money redemptions	$(55,061,000)	(4,139,136)	$(1,175,000)	(103,388)
Subscriptions	54,740,586	4,114,417	7,199,224	718,718
Reinvestment of distributions	1,711,167	131,828	216,002	22,571
Exchanges	82,331	6,099	—	—
Redemptions	(2,577,912)	(191,953)	(337,624)	(34,966)

Net increase (decrease)	$(1,104,828)	(78,745)	$5,902,602	602,935

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 231

Notes to Financial Statements (continued)

	Real Estate Securities Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$87,592,242	6,721,257	$14,519,010	1,264,727
Reinvestment of distributions	4,495,416	359,738	124,776	10,422
Redemptions	(38,490,456)	(3,090,343)	(1,618,789)	(139,655)

Net increase	$53,597,202	3,990,652	$13,024,997	1,135,494

Institutional Class:
Subscriptions	$77,062,195	6,076,287	$69,213,255	6,480,028
Reinvestment of distributions	12,251,013	996,688	1,480,117	128,275
Exchanges	3,067	260	16,645,695	1,717,772
Redemptions	(46,451,130)	(3,571,259)	(3,039,819)	(271,097)

Net increase	$42,865,145	3,501,976	$84,299,248	8,054,978

Retail Class:
Seed money redemptions	$(10,000,000)	(794,912)	$(5,000,000)	(428,816)
Subscriptions	64,825,462	5,074,740	18,825,800	1,697,560
Reinvestment of distributions	8,437,757	694,020	1,366,555	124,851
Exchanges	9,031,534	660,114	11,336,676	1,047,509
Redemptions	(23,711,783)	(1,886,188)	(1,199,919)	(115,856)

Net increase	$48,582,970	3,747,774	$25,329,112	2,325,248

232 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Social Choice Equity Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$—	—	$100,000	15,601
Seed money redemptions	—	—	(123,539)	(15,658)
Subscriptions	21,466,222	2,385,065	9,411,256	1,186,334
Reinvestment of distributions	51,990	5,822	395	57
Redemptions	(2,948,785)	(328,591)	(664,745)	(70,715)

Net increase	$18,569,427	2,062,296	$8,723,367	1,115,619

Institutional Class:
Seed money redemptions	$—	—	$(17,000,661)	(2,145,468)
Subscriptions	30,118,599	3,405,478	23,350,327	3,226,023
Reinvestment of distributions	642,990	73,150	437,624	64,168
Redemptions	(5,514,178)	(626,290)	(2,893,066)	(409,783)

Net increase	$25,247,411	2,852,338	$3,894,224	734,940

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 233

Notes to Financial Statements (continued)

Note 6. Distributions to Shareholders

The tax character of distributions paid to shareholders during the years ended September 30, 2004 and 2003 were as follows:

	2004			2003

	Ordinary	Long-term		Ordinary	Long-term
	Income	Capital Gain	Total	Income	Capital Gain	Total

Growth & Income Fund	$9,033,183	$—	$9,033,183	$6,788,284	$—	$6,788,284
International Equity Fund	7,331,735	—	7,331,735	3,988,594	—	3,988,594
Large-Cap Value Fund	7,513,623	296,899	7,810,522	128,605	—	128,605
Mid-Cap Growth Fund	2,443,048	543,630	2,986,678	1,799	—	1,799
Mid-Cap Value Fund	2,230,692	25,397	2,256,089	70,156	—	70,156
Small-Cap Equity Fund	7,773,988	1,151,966	8,925,954	94,642	—	94,642
Large-Cap Growth Index Fund	2,553,295	3,514,966	6,068,261	253,840	—	253,840
Large-Cap Value Index Fund	4,942,569	35,762	4,978,331	483,547	1,333	484,880
S&P 500 Index Fund	1,356,702	—	1,356,702	279,508	241	279,749
Mid-Cap Growth Index Fund	2,117,660	927,532	3,045,192	43,257	—	43,257
Mid-Cap Value Index Fund	1,361,713	30,378	1,392,091	186,852	1,304	188,156
Mid-Cap Blend Index Fund	1,680,233	26,672	1,706,905	145,416	847	146,263
Small-Cap Growth Index Fund	3,518,377	278,568	3,796,945	136,064	1,397	137,461
Small-Cap Value Index Fund	4,881,828	64,351	4,946,179	322,181	3,254	325,435
Small-Cap Blend Index Fund	5,095,154	122,972	5,218,126	213,262	1,289	214,551
International Equity Index Fund	2,009,463	15,121	2,024,584	234,835	—	234,835
Real Estate Securities Fund	30,433,252	469,655	30,902,907	3,479,173	10,196	3,489,369
Social Choice Equity Fund	922,721	—	922,721	554,465	—	554,465

234 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

As of September 30, 2004, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Capital	Post-
	Ordinary	Long-term	Unrealized	Loss	October
	Income	Capital Gain	Appreciation	Carryover	Losses	Total

Growth & Income Fund	$440,198	$—	$3,563,581	$(26,414,367)	$(110,653)	$(22,521,241)
International Equity Fund	41,500,126	—	28,400,658	—	(266,523)	69,634,261
Large-Cap Value Fund	14,933,508	7,058,772	11,633,555	—	—	33,625,835
Mid-Cap Growth Fund	1,134,346	4,122,433	3,978,411	—	—	9,235,190
Mid-Cap Value Fund	6,346,961	2,363,468	5,127,323	—	(224)	13,837,528
Small-Cap Equity Fund	5,447,037	7,657,926	8,036,653	—	—	21,141,616
Large-Cap Growth Index Fund	304,620	783,295	6,160,387	—	—	7,248,302
Large-Cap Value Index Fund	2,391,658	4,039,190	23,610,716	—	—	30,041,564
S&P 500 Index Fund	1,883,563	3,338,297	17,126,613	—	—	22,348,473
Mid-Cap Growth Index Fund	438,064	2,097,841	4,455,889	—	—	6,991,794
Mid-Cap Value Index Fund	1,161,779	1,813,877	7,817,400	—	—	10,793,056
Mid-Cap Blend Index Fund	1,088,003	2,070,848	11,163,415	—	—	14,322,266
Small-Cap Growth Index Fund	2,283,636	5,737,439	10,819,434	—	—	18,840,509
Small-Cap Value Index Fund	3,316,622	5,276,809	9,611,611	—	—	18,205,042
Small-Cap Blend Index Fund	3,342,996	6,435,677	27,858,190	—	—	37,636,863
International Equity Index Fund	1,666,535	879,281	18,369,711	—	(1,111)	20,914,416
Real Estate Securities Fund	31,502,376	3,597,775	11,051,782	—	—	46,151,933
Social Choice Equity Fund	1,002,875	426,708	1,787,881	—	—	3,217,464

The difference between book basis and tax basis net investment income, net realized gains and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies and the use of capital loss carryforwards.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 235

Notes to Financial Statements (continued)

Note 7. Line of Credit

Each of the Funds, except the Real Estate Securities Fund, participate in a $2.25 billion unsecured revolving credit facility that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended September 30, 2004, the Growth & Income Fund borrowed under this facility. The average daily loan balance during the four day period for which the loan was outstanding amounted to $25 million and the weighted average interest rate was 1.35%. The related interest expense was $3,750. For the year ended September 30, 2004, there were no other borrowings under this credit facility by the Funds.

Note 8. Payment by Investment Advisor For Transaction Loss

The Small-Cap Equity Fund was reimbursed by Advisors for an investment loss of $93,506 resulting from a trade made due to an overstatement of the cash available to the Fund for investment. Upon realization of the error in the calculation of the amount available for the Fund to invest, the related investment was sold resulting in a loss of $93,506.

236 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of TIAA-CREF Institutional Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of the Growth & Income, International Equity, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Large-Cap Growth Index, Large-Cap Value Index, S&P 500 Index, Mid-Cap Growth Index, Mid-Cap Value Index, Mid-Cap Blend Index, Small-Cap Growth Index, Small-Cap Value Index, Small-Cap Blend Index, International Equity Index, Real Estate Securities, and Social Choice Equity Funds (eighteen of the funds comprising TIAA-CREF Institutional Mutual Funds) as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above at September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
November 22, 2004

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 237

Additional Information

Mr. William H. Waltrip, a trustee of TIAA, and Professor Stephen A. Ross, a trustee of the TIAA-CREF registered investment companies (the “Funds”), resigned from their respective boards on November 30, 2004.

On August 1, 2003, the valuation practice, a non-auditing practice of Ernst & Young, LLP (“E&Y”), the independent auditor to TIAA and the Funds, entered into an agreement with a company owned by the two trustees among others, a majority of which was owned by Professor Ross. The business relationship was created to develop intellectual property and related services to value corporate stock options. The aggregate amount paid by E&Y to the company under this agreement was approximately $1.33 million of which Professor Ross received, or will receive, approximately $335,000 (of which $60,000 represented reimbursement of expenses and $25,000 represented repayment of a loan he made to the company). Mr. Waltrip has not received any payment from the company. The agreement and business activity thereunder was terminated on August 20, 2004 and a dissolution agreement was signed as of November 17, 2004.

E&Y informed TIAA and the Funds that the business relationship between E&Y and the company owned by the trustees was not in accordance with the auditor independence standards of Regulation S-X and the Public Company Accounting Oversight Board. E&Y also notified the SEC and the Audit Committees of TIAA and the Funds of this business relationship. The Audit Committees consist entirely of independent trustees having no business relationships with TIAA, the Funds or E&Y.

The Audit Committees of TIAA and the Funds, and E&Y, each determined that the trustee’s business relationship with E&Y did not compromise E&Y’s independence from either TIAA or the Funds or the integrity or objectivity of the respective audits for 2003 and 2004. This determination was based on, among other things, the fact that the E&Y audit team was not aware of the business relationship when they issued the 2003 audit opinions on the financial statements of TIAA and the Funds and the business activity under the agreement was ceased in 2004 upon identification of the matter. Professor Ross and Mr. Waltrip had no other functions or responsibilities as Board members that would have caused them to have direct dealings with the E&Y audit team. Professor Ross and Mr. Waltrip were not members of the Audit Committees.

TIAA and the Funds will immediately begin to develop a request for proposals from accounting firms that have the requisite capacity and expertise to perform audit services for TIAA and the Funds for their respective 2005 audits. TIAA and the Funds have also taken steps to ensure that their respective trustees will identify promptly any business relationships that may bring the independence of the outside auditors into question. These steps include revising their officers and trustees questionnaires, improving the questionnaire review process, receiving quarterly auditor independence certifications, and enhancing continuing education for all trustees regarding SEC matters.

238 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

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2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 239

Management of TIAA-CREF Institutional Mutual Funds

Trustees and Officers of the TIAA-CREF Institutional Mutual Funds

The following tables include certain information about the TIAA-CREF Institutional Mutual Funds’ trustees and officers, including positions held with the Funds, length of office and time served, and principal occupations in the last five years. The first table includes information about the Funds’ disinterested trustees and the second table includes information about the Funds’ officers. The first table also includes the number of portfolios in the fund complex overseen by each trustee and certain directorships held by each of them. The Funds have no interested trustees.

Disinterested Trustees

Number of
Portfolios In
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustees

WILLARD T. CARLETON	70	Trustee	Indefinite term.	Donald R. Diamond Professor of Finance	60	None
4911 E. Parade Ground Loop			Trustee since 2003.	Emeritus, University of Arizona, College
Tucson, AZ 85712-6623				of Business and Public Administration. Formerly,
Donald R. Diamond Professor of Finance,
University of Arizona, 1999-2001, and Karl L.
Eller Professor of Finance, University of Arizona,
1984-1999. Trustee of TIAA, 1984-2003.

MARTIN J. GRUBER	67	Chairman of the	Indefinite term.	Nomura Professor of Finance, New York	60	Director, Scudder Investments
New York University		Board of Trustees	Trustee since 2000.	University, Stern School of Business. Formerly,		(New York) Funds, Japan
Stern School of Business				Chairman, Department of Finance, New York		EquityFund, Inc., Singapore
Henry Kaufman Management				University, Stern School of Business, and		Fund, Inc., and Thai Capital
Education Center				trustee of TIAA, 1996-2000.		Fund, Inc.
44 West 4th Street, Suite 988
New York, NY 10012

NANCY L. JACOB	61	Trustee	Indefinite term.	President and Managing Principal, Windermere	60	None
Windermere Investment			Trustee since 1999.	Investment Associates. Formerly, Chairman and
Associates				Chief Executive Officer, CTC Consulting, Inc.,
121 S.W. Morrison Street				and Executive Vice President, U.S. Trust of the
Suite 925				Pacific Northwest.
Portland, OR 97204

BEVIS LONGSTRETH	70	Trustee	Indefinite term.	Retired Partner, Debevoise & Plimpton. Formerly,	60	Member of the Board of Directors
Debevoise & Plimpton			Trustee since 1999.	Partner and Of Counsel of Debevoise & Plimpton,		of AMVESCAP, PLC and Chairman
919 Third Avenue				Adjunct Professor at Columbia University School		of the Finance Committee of the
New York, NY 10022-6225				of Law and Commissioner of the U.S. Securities		Rockefeller Family Fund.
and Exchange Commission.

BRIDGET A. MACASKILL	56	Trustee	Indefinite term.	Formerly, Chairman, Oppenheimer Funds, Inc.,	60	Director, J Sainsbury plc and
160 East 81st Street			Trustee since 2003.	2000-2001. Chief Executive Officer, 1995-2001;		Prudential plc. International
New York, NY 10028				President, 1991-2000; and Chief Operating		Advisory Board, British-American
				Officer, 1989-1995 of that firm.		Business Council.

240 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 241

Disinterested Trustees (continued)

Number of
Portfolios In
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustees

MACEO K. SLOAN	54	Trustee	Indefinite term.	Chairman, President and Chief Executive	60	Director, SCANA Corporation
NCM Capital Management			Trustee since 1999.	Officer, Sloan Financial Group, Inc., and		and M&F Bancorp, Inc.
Group, Inc.				Chairman and Chief Executive Officer, NCM
2634 Durham-Chapel Hill Boulevard				Capital Management Group, Inc., since 1991.
Suite 206
Durham, NC 27707

AHMED H. ZEWAIL	58	Trustee	Indefinite term.	Linus Pauling Chair Professor of Chemistry	60	None
California Institute			Trustee since 2004.	and Professor of Physics, Caltech; and
Of Technology				Director, NSF Laboratory for Molecular
Arthur Amos Noyes Laboratory				Sciences (LMS), Caltech.
of Chemical Physics
Mail Code 127-72
1200 East California Boulevard
Pasadena, CA 91125

Officers

		Position(s) Held	Term of Office and	Principal Occupation(s)
Name and Address Age		with Fund	Length of Time Served	During Past 5 Years

HERBERT M. ALLISON, JR.	61	President and	Indefinite term.	Chairman, President and Chief Executive Officer of TIAA. President and Chief Executive Officer of CREF,
TIAA-CREF		Chief Executive	President and	TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate
730 Third Avenue		Officer	Chief Executive	Account VA-1 (these funds are collectively referred to as the “TIAA-CREF Funds”). Formerly, President and
New York, NY 10017-3206			Officer since 2002.	Chief Executive Officer of Alliance for LifeLong Learning, Inc., 2000-2002. President, Chief Operating Officer
and Member of the Board of Directors of Merrill Lynch & Co., Inc., 1997-1999. Member of the Board of Directors,
New York Stock Exchange.

GARY CHINERY	54	Vice President	Indefinite term.	Vice President and Treasurer of TIAA and the TIAA-CREF Funds. Vice President and Treasurer of
TIAA-CREF		and Treasurer	Vice President	Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Investment Management, LLC (“Investment
730 Third Avenue			and Treasurer	Management”), TIAA-CREF Individual and Institutional Services, LLC (“Services”), Teachers Personal
New York, NY 10017-3206			since 2004.	Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition Financing, Inc. (“Tuition Financing”) and
TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

SCOTT C. EVANS	45	Executive Vice	Indefinite term.	Executive Vice President and Chief Investment Officer of TIAA and the TIAA-CREF Funds. President and Chief
TIAA-CREF		President and	Executive Vice	Executive Officer of Investment Management and Advisors and Director of Advisors and TIAA-CREF Life.
730 Third Avenue		Chief Investment	President since	Formerly, Executive Vice President, CREF Investments.
New York, NY 10017-3206		Officer	1999. Chief
Investment Officer
since 2004.

242 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 243

Officers (continued)

		Position(s) Held	Term of Office and	Principal Occupation(s)
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years

I. STEVEN GOLDSTEIN	52	Executive Vice	Indefinite term.	Executive Vice President, Public Affairs, of TIAA and the TIAA-CREF Funds. Formerly, Advisor for
TIAA-CREF		President	Executive Vice	McKinsey & Company, 2003; Vice President, Corporate Communications for Dow Jones & Co. and The
730 Third Avenue			President since 2003.	Wall Street Journal, 2001-2002; and Senior Vice President and Chief Communications Officer for
New York, NY 10017-3206				Insurance Information Institute, 1993-2001.

E. LAVERNE JONES	55	Vice President	Indefinite term.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds.
TIAA-CREF		and Corporate	Vice President and
730 Third Avenue		Secretary	Corporate Secretary
New York, NY 10017-3206			since 1999.

SUSAN S. KOZIK	47	Executive Vice	Indefinite term.	Executive Vice President and Chief Technology Officer of TIAA and the TIAA-CREF Funds. Formerly, Vice
TIAA-CREF		President	Executive Vice	President of IT Operations and Services, Lucent Technologies, 2000-2003; and Senior Vice President
730 Third Avenue			President since 2003.	and Chief Technology Officer, Penn Mutual Life Insurance Company, 1997-2000.
New York, NY 10017-3206

GEORGE W. MADISON	50	Executive Vice	Indefinite term.	Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds. Formerly, Executive
TIAA-CREF		President	Executive Vice	Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated, 1997-2002.
730 Third Avenue			President since 2003.
New York, NY 10017-3206

ERWIN W. MARTENS	48	Executive Vice	Indefinite term.	Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Funds. Director of Advisors,
TIAA-CREF		President	Executive Vice	Services, TPIS, Tuition Financing and TIAA-CREF Life and Manager of Investment Management.
730 Third Avenue			President since 2003.	Formerly, Managing Director and Chief Risk Officer, Putnam Investments, 1999-2003; and Head and
New York, NY 10017-3206				Deputy Head of Global Market Risk Management, 1997-1999.

ELIZABETH A. MONRAD	49	Executive Vice	Indefinite term.	Executive Vice President and Chief Financial Officer of TIAA, the TIAA-CREF Funds, Advisors and Investment
TIAA-CREF		President	Executive Vice	Management. Executive Vice President of TPIS, Services and Tuition Financing. Director of Advisors, TPIS,
730 Third Avenue			President since 2003.	Tuition Financing and TIAA-CREF Life. Manager of Investment Management and Services. Executive
New York, NY 10017-3206				Vice President, Finance, Actuarial and Facilities of TIAA-CREF Life. Formerly, Chief Financial Officer and
Senior Vice President of General Re Corporation (2000-2003), Chief Financial Officer of its North American
Reinsurance Operations (1997-2000) and Corporate Treasurer. Director, Colgate-Palmolive Company.

FRANCES NOLAN	47	Executive Vice	Indefinite term.	Executive Vice President, Client Services, of TIAA and the TIAA-CREF Funds. President, Chief Executive
TIAA-CREF		President	Executive Vice	Officer and Manager of Services. Director of TPIS, Tuition Financing and TIAA-CREF Life. Formerly,
730 Third Avenue			President since 2000.	Executive Vice President, Retirement Services, CREF and TIAA, 2000-2003; Vice President, Eastern
New York, NY 10017-3206				Division, 1994-2000.

DERMOT J. O’BRIEN	38	Executive Vice	Indefinite term.	Executive Vice President, Human Resources, of TIAA and the TIAA-CREF Funds. Director, TIAA-CREF Life.
TIAA-CREF		President	Executive Vice	Formerly, First Vice President and Head of Human Resources, International Private Client Division,
730 Third Avenue			President since 2003.	Merrill Lynch & Co., 1999-Feb. 2003; and Vice President and Head of Human Resources-Japan
New York, NY 10017-3206				Morgan Stanley, 1998-1999.

BERTRAM L. SCOTT	53	Executive Vice	Indefinite term.	Executive Vice President, Product Management, of TIAA and the TIAA-CREF Funds. Chairman of the
TIAA-CREF		President	Executive Vice	Board, President and Chief Executive Officer of TIAA-CREF Life. Director of TPIS; Manager of Services;
730 Third Avenue			President since 2000.	President and Director of Tuition Financing. Formerly, President and Chief Executive Officer, Horizon
New York, NY 10017-3206				Mercy, 1996-2000.

JOHN A. SOMERS	60	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the TIAA-CREF Funds. Executive Vice President of Investment Management
TIAA-CREF		President	Executive Vice	and Advisors and Director of TIAA-CREF Life.
730 Third Avenue			President since 1999.
New York, NY 10017-3206

244 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 245

Important Tax Information—(Unaudited)

The following TIAA-CREF Institutional Mutual Funds paid distributions which were designated as being from net long-term capital gains realized by the Funds during the year ended September 30, 2004:

Amount

Large-Cap Value Fund	$296,899
Mid-Cap Growth Fund	543,630
Mid-Cap Value Fund	25,397
Small-Cap Equity Fund	1,151,966
Large-Cap Growth Index Fund	3,514,966
Large-Cap Value Index Fund	35,762
Mid-Cap Growth Index Fund	927,532
Mid-Cap Value Index Fund	30,378
Mid-Cap Blend Index Fund	26,672
Small-Cap Growth Index Fund	278,568
Small-Cap Value Index Fund	64,351
Small-Cap Blend Index Fund	122,972
International Equity Index Fund	15,121
Real Estate Securities Fund	469,655

For the fiscal year ended September 30, 2004, certain dividends paid by certain TIAA-CREF Institutional Mutual Funds may qualify for the corporate dividends received deduction. Of the distributions paid during the fiscal year, the following represents the maximum amount that may qualify for the corporate dividends received deduction:

Growth & Income Fund	$9,033,905
Large-Cap Value Fund	7,513,623
Mid-Cap Growth Fund	2,443,048
Mid-Cap Value Fund	2,230,692
Small-Cap Equity Fund	7,773,988
Large-Cap Growth Index Fund	2,553,295
Large-Cap Value Index Fund	4,942,569
S&P 500 Index Fund	1,356,702
Mid-Cap Growth Index Fund	2,117,660
Mid-Cap Value Index Fund	1,361,713
Mid-Cap Blend Index Fund	1,680,233
Small-Cap Growth Index Fund	3,518,377
Small-Cap Value Index Fund	4,881,828
Small-Cap Blend Index Fund	5,095,154
Social Choice Equity Fund	926,293

246 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Important Tax Information—(Unaudited) (Continued)

The International Equity and International Equity Index Funds received income from foreign sources during the year ended September 30, 2004 of $12,372,212 ($0.21046 per share) and $2,015,209 ($0.36167 per share), respectively, and paid taxes to foreign countries during the year ended September 30, 2004 of $1,113,762 ($0.01895 per share) and $170,796 ($0.03065 per share), respectively.

For the fiscal year ended September 30, 2004, certain dividends paid by certain TIAA-CREF Institutional Mutual Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

Fund	Amount

Growth & Income Fund	$9,033,905
International Equity Fund	7,331,735
Large-Cap Value Fund	7,513,623
Mid-Cap Growth Fund	2,443,048
Mid-Cap Value Fund	2,230,692
Small-Cap Equity Fund	7,773,988
Large-Cap Growth Index Fund	2,553,295
Large-Cap Value Index Fund	4,942,569
S&P 500 Index Fund	1,356,702
Mid-Cap Growth Index Fund	2,117,660
Mid-Cap Value Index Fund	1,361,713
Mid-Cap Blend Index Fund	1,680,233
Small-Cap Growth Index Fund	3,518,377
Small-Cap Value Index Fund	4,881,828
Small-Cap Blend Index Fund	5,095,154
International Equity Index Fund	2,009,463
Real Estate Securities Fund	30,433,252
Social Choice Equity Fund	926,293

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2004, which will be reported in conjunction with your 2004 Form 1099-DIV.

By early 2005, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

2004 Annual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 247

How to Reach Us

TIAA-CREF Web Center

     Account performance, personal account
     information and transactions, product
     descriptions, and information about investment
     choices and income options

     TIAA-CREF.org
     24 hours a day, 7 days a week

Telephone Counseling Center

     Retirement saving and planning, income
     options and payments, and tax reporting

     800 842-2776
     8 a.m. to 10 p.m. ET, Monday–Friday
     9 a.m. to 6 p.m. ET, Saturday

Planning and Service Center

     TIAA-CREF Mutual Funds, after-tax
      annuities, and life insurance

     800 223-1200
     8 a.m. to 10 p.m. ET, Monday–Friday

Automated Telephone Service

     Account performance, personal account
     information and transactions, and
     product information

     800 842-2252
     24 hours a day, 7 days a week

For Hearing- or Speech-Impaired
Participants

     800 842-2755
     8 a.m. to 10 p.m. ET, Monday–Friday
     9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF Trust Company, FSB

     Investment management, trust administration,
     estate planning, planned giving, and
     endowment management

     888 842-9001
     8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF Tuition Financing, Inc.

     Tuition financing programs

     888 381-8283
     8 a.m. to 11 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges, and expenses carefully before investing. Please call 800 842-2252, or visit www.tiaa-cref.org for a prospectus that contains this and other information.

Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value, and are not bank guaranteed.

©2004 Teachers Insurance and Annuity Association—College Retirement Equities
Fund (TIAA-CREF), New York, NY 10017

730 Third Avenue
New York, NY 10017-3206

Printed on recycled paper	A10963
C32538	11/04

2004 ANNUAL REPORT

TIAA-CREF
INSTITUTIONAL MUTUAL FUNDS

RETAIL CLASS

SEPTEMBER 30, 2004
Audited financial statements including summary portfolios of investments

Large-Cap Value

Mid-Cap Growth

Mid-Cap Value

Small-Cap Equity

Real Estate Securities

Inflation-Linked Bond

Sign up for electronic delivery at tiaa-cref.org/howto/edelivery.html

Retail Class Performance Overview as of 9/30/2004

		Average Annual Compound Rates
		of Total Return
	Inception Date	1 year	Since Inception
Equities
Large-Cap Value Fund	10/1/2002	21.67%	24.01%
Mid-Cap Growth Fund	10/1/2002	13.48	26.43
Mid-Cap Value Fund	10/1/2002	24.89	28.98
Small-Cap Equity Fund	10/1/2002	20.70	28.50
Real Estate Securities Fund	10/1/2002	25.84	28.18

Fixed Income
Inflation-Linked Bond Fund	10/1/2002	7.20	6.91

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

A new way to look at your investments

To make it easier for investors to obtain meaningful information about their investments, the Securities and Exchange Commission has issued new rules regarding financial reporting. The SEC has also required additional information about expenses and their effect on investment returns, and about proxy voting policies and procedures.

     TIAA-CREF financial reports now list each fund’s 50 largest holdings. In addition, if any of the other holdings constitutes 1% or more of a fund’s investment portfolio, such holding or holdings are listed as well. We will continue to file a complete list of holdings with the SEC. This will now be done quarterly, however, rather than semiannually, as in the past. To obtain this information, please see details on page four.

     This report also contains a detailed explanation of our funds’ expense charges, including examples that let you compare our expenses with those of any other U.S. mutual funds. Long before expenses made headlines, TIAA-CREF urged investors to consider the effect of expenses, particularly over long periods of time. Please see page six for full details.

     As always, you should carefully consider the investment objectives, risks, charges, and expenses of any fund before investing. Please visit the Web Center at www.tiaa-cref.org, or call 800 223-1200 for a prospectus that contains this and other important information. Read it carefully before investing.

     Please remember that, by signing up for e-delivery of our reports at our Web Center, you can get your financial information more quickly.

Contents

Report to Investors	2	Report of the Audit Committee	52
		Statements of Assets and
More Information for Investors	4	Liabilities	54
		Statements of Operations	56
Special Terms	5	Statements of Changes in
		Net Assets	58
Important Information		Financial Highlights	62
About Expenses	6	Notes to Financial Statements	74
		Report of Independent Registered
Fund Performance		Public Accounting Firm	86
Large-Cap Value Fund	7
Mid-Cap Growth Fund	11	Additional Information	87
Mid-Cap Value Fund	15
Small-Cap Equity Fund	19	Management	88
Real Estate Securities Fund	23
Inflation-Linked Bond Fund	27	Important Tax Information	94

Summary Portfolios of Investments	31	How to Reach Us	Inside Back Cover

Financial Statements
Report of Management
Responsibility	51

Report to Investors

This report contains the performance and financial statements for the Retail Share Class of the TIAA-CREF Institutional Mutual Funds for the twelve-month period that ended on September 30, 2004. The financial statements include information about other share classes that are not the subject of this report.

     All five of our equity funds posted double-digit gains during the period, and the Inflation-Linked Bond Fund benefited from the rebound in the bond market late in the period. The following pages provide a detailed explanation of the funds’ performance.

     These strong returns occurred against a backdrop of slowing momentum in world stock markets. While the Morgan Stanley World IndexSM rose 17.10% during the period, in dollar terms, most of its gain came from a 14.26% return in the fourth quarter of 2003. Returns dropped sharply during the first half of 2004, and the index posted a 1% loss for the third quarter. The Russell 3000® Index, which tracks a broad range of U.S. stocks, followed a similar pattern.

     Several factors constrained stock prices. Growth in the gross domestic product dipped from 4.50% in the first quarter to 3.30% in the second on an annualized basis, and the employment picture remained less than robust. Meanwhile, climbing oil prices threatened to curb growth.

     With the economy cooling and stock prices falling, bonds became more attractive during the third quarter. The Lehman Brothers U.S. Aggregate Index, which tracks domestic bonds, posted a 3.20% gain for the quarter.

     These recent reversals in both stocks and bonds have refocused the attention of many investors on market volatility and with good reason. During the three-year period that ended on De-cember 31, 2003, the Russell 3000 posted annual returns that ranged from

2 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Scott C. Evans
Executive Vice President and
Chief Investment Officer

–11.46% in 2001 to 31.06% in 2003. Returns over a longer time, the 20 years from 1984 to 2003, show that a high level of volatility persists, even in longer time frames.

     The gray bars in the chart on page two show the average annual returns of the Russell 3000 in the four five-year periods from 1984 to 2003. Even over those longer periods, average annual returns for U.S. stocks ranged from 0.37% to 22.26%.

     As TIAA-CREF has long maintained, diversification is the best tool for reducing the effects of market swings like these, although diversification does not guarantee against losses. A combination of U.S. stocks, foreign stocks, and bonds over the same periods produced a far more stable rate of return, ranging from 2.97% to 16.57%. In technical terms, the standard deviation of the diversified portfolio was 11.70, while that of stocks was a much higher 17.05. Over the entire 20-year period, the extra risk of a 100% allocation to U.S. equities would have earned an investor 0.90 percentage points more per year—at the cost of far greater volatility.

     Diversification within each asset class is another way to soften the effects of changing conditions. For example, the TIAA-CREF Bond Plus Fund, offered by TIAA-CREF Mutual Funds, holds many types of bonds with varying maturity dates—a proven cushion when short-term rates go up.

     In fact, contrary to conventional wisdom, there have been many periods when bonds continued to provide positive returns despite rising interest rates.

     This year, although the Federal Reserve has raised short-term rates by 0.75 percentage points, the Lehman Brothers U.S. Aggregate Index has returned 3.35% for the first nine months.

     Thus, we will continue to emphasize diversification—both across asset classes and within them—to deal with unpredictable events such as interest rate changes. To accomplish this, we will help investors most by offering funds that provide pure, low-cost exposure to a wide range of asset classes.

/s/ Scott C. Evans

Scott C. Evans
Executive Vice President and
Chief Investment Officer

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 3

More Information for Investors

Portfolio listings
The SEC recently approved new rules intended to provide investors with more meaningful information about fund performance. Investment companies can now list the top holdings of each fund in their annual and semiannual reports instead of the complete portfolio listings they provided previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

For the periods ended March 31 and September 30, you can obtain a complete listing of the TIAA-CREF Institutional Mutual Funds’ holdings on Form N-CSR through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov;
  at the SEC’s Public Reference Room by calling 800 SEC-0330;
  from TIAA-CREF’s Web Center at www.tiaa-cref.org; or
  by calling TIAA-CREF at 800 223-1200 to request a copy, which will be provided free of charge.

Beginning with the Form N-Q filing for the quarter ending December 31, 2004, you can also obtain a complete listing of the TIAA-CREF Institutional Mutual Funds’ holdings as of the end of the most recently completed fiscal quarter (either June 30 or December 31) through the channels listed above.

Proxy voting
TIAA-CREF Institutional Mutual Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org, by calling us at 800 223-1200 to request a free copy, or on the SEC Web site at www.sec.gov. A report of how the funds voted during the twelve months ended June 30, 2004, can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF
Three easy ways to contact us are by e-mail, using the Contact/Help link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management
TIAA-CREF Institutional Mutual Funds are managed by Teachers Advisors, Inc.’s portfolio management teams, whose members are responsible for the day-to-day operations of the funds.

4 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Special Terms

Agency securities bonds issued by U.S. government entities such as the Federal National Mortgage Association (Fannie Mae).

Asset-backed securities bonds backed by loans or by the outstanding amounts owed to a bank, credit card company, or other lender.

Benchmark (benchmark index) a group of securities, such as the Russell 3000® Index or S&P 500® Index, used to compare the performance of an investment.

Commercial paper short-term debt obligations issued to investors by banks, corporations, and other borrowers. Maturities range from 1 to 270 days.

Expense ratio the amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity date the date on which the principal amount of a note, bond, or other debt instrument becomes due or payable.

Mortgage-backed securities bonds that represent an interest in a pool of mortgages issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae, or other federal entities.

Overweight holdings A security is said to be “overweight” if the percentage of a fund invested in that security is larger than that security’s percentage of a benchmark, in terms of market capitalization. Fund managers may overweight those securities they think will produce higher returns than the benchmark. See also “Underweight holdings.”

Peer group a group of mutual funds with a similar objective whose performance is compared with the performance of a single mutual fund.

Relative performance the return of a mutual fund in relation to the return of its benchmark index.

Securities a general name for stocks (also known as “equities”), bonds (also known as “fixed income”), or other investments.

Total return the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the fund’s holdings.

Underweight holdings A security is said to be “underweight” if the percentage of a fund invested in that security is smaller than that security’s percentage of a benchmark, in terms of market capitalization. Fund managers may underweight those securities they think will produce smaller returns than the benchmark. See also “Overweight holdings.”

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 5

Important Information about Expenses

D I S C L O S U R E

Shareholders in the TIAA-CREF Institutional Mutual Funds incur only one of two potential types of costs.

  Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees.
  However, they do incur ongoing costs, including management fees and other fund expenses.

     The examples that appear on the Performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004.

Actual expenses
The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

     Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes
The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% per year before expenses—which is not the fund’s actual return.

     Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Large-Cap Value Fund   |   Value Stocks of Larger Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Large-Cap Value Fund returned 21.67% for the Retail Share Class, topping the 20.52% return for its benchmark, the Russell 1000® Value Index, and the 16.86% average return of similar funds, as measured by the Morningstar Large Value category.

Value stocks shine

Reversing the trend of the previous twelve months, value stocks as a group handily outpaced growth stocks for the year ended September 30, 2004. For this period, the Russell 3000® Value Index, which tracks value stocks of all sizes, advanced 20.89%, while its growth counterpart, the Russell 3000 Growth Index, gained 7.82%. In contrast, for the twelve-month period ended September 30, 2003, the Russell 3000 Growth Index topped the Russell 3000 Value Index by 26.94% to 24.89%. These two indexes are subsets of the Russell 3000, a broad measure of the domestic market.

     For the twelve months ended September 30, 2004, the impressive 20.52% return of the predominantly large-cap Russell 1000 Value Index lagged both the 25.66% increase of the small-cap Russell 2000® Value Index and the 25.62% rise of the Russell Midcap® Value Index.

Stock selection adds value

During the period, the fund topped the strong gain of its benchmark, primarily because of overweight holdings in several well-performing stocks. The largest contributions to relative performance came from agricultural-supply giant Monsanto, Aetna, utility company TXU, and Lyondell Chemical. Each of these stocks had returns greater than the benchmark. Also boosting returns were underweight positions in companies such as Ford Motor and Morgan Stanley.

     The positive effect of these holdings on performance was partly offset by lower returns from selections that included network storage products maker Emulex, Fannie Mae, and Tower Automotive. These three stocks did not appear in the benchmark as of September 30, 2004. Also hurting returns were overweight holdings in companies such as Tenet Healthcare and biotechnology firm Wyeth, and underweight positions including Toys “R” Us and Dow Chemical.

     The fund invested 1.93% of its total invested assets in foreign securities as of September 30, 2004.

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 7

Large-Cap Value Fund  |  Value Stocks of Larger Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

Special Investment Risks

The fund is subject to style risk in that value investing may fall out of favor with investors. In addition, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TCLCX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Large-Cap Value Fund
Retail Class	21.67%	24.01%	53.88%
Benchmark:
Russell 1000 Value Index[2]	20.52	22.39	49.88
Peer group:
Morningstar Large Value	16.86	19.72	43.51

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 223-1200.

_____
1 Inception date: 10/1/2002
2 Russell 1000 is a trademark and service mark of the Frank Russell Company.

8 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retail Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,388 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retail Class

Best quarter: 18.42%, for the quarter ended June 30, 2003
Worst quarter: –5.63%, for the quarter ended March 31, 2003

_____
* Partial year

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 9

Large-Cap Value Fund  |  Value Stocks of Larger Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Large-Cap Value Fund (Retail Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,017.70	$2.22
5% annual hypothetical return	1,000.00	1,022.77	2.23

a Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
b Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retail Class	10/1/2002

Net Assets (9/30/2004)	$137.17 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	84.69
Middle: $1 billion–$5 billion	12.63
Small: Under $1 billion	2.68

Total	100.00

10 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Mid-Cap Growth Fund  |  Growth Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Mid-Cap Growth Fund returned 13.48% for the Retail Share Class, in line with the 13.68% return of the fund’s benchmark, the Russell Midcap® Growth Index, and surpassing the 11.06% average return of similar funds, as measured by the Morningstar Mid-Cap Growth category.

Growth stocks trail the market

Growth stocks as a group lagged value issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended Septem-ber 30, 2004, the Russell 3000® Growth Index, which tracks growth stocks of all sizes, gained 7.82%, while its value counterpart, the Russell 3000 Value Index, surged 20.89%.

     Within the growth category, the 13.68% return of the Russell Midcap Growth Index outpaced both the 11.92% rise in the small-cap Russell 2000® Growth Index and the 7.51% return of the predominantly large-cap Russell 1000® Growth Index.

The fund closely tracks the benchmark

Several holdings detracted from the fund’s relative performance, including Corinthian Colleges; Emulex, a maker of network storage products; Westwood One, a provider of radio and television programming; and Novellus Systems. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Other detractors from returns were below-benchmark weightings in companies that included Harman International Industries, a manufacturer of audio and video products, and SanDisk, a maker of memory cards for cameras and cell phones.

     Three of the largest positive contributions to relative performance came from stocks not included in the benchmark index: Navteq, a digital mapping company; Onyx Pharmaceuticals; and Caesars Entertainment. Overweight positions in a number of stocks in the index also boosted performance. Among these were Nextel Partners, a wireless phone company; Atmel, a semiconductor manufacturer; and Aetna.

     The fund also benefited from having underweight positions, relative to the index, in several underperforming stocks, including semiconductor equipment maker KLA-Tencor; Tera-dyne, a manufacturer of semiconductor and electronics equipment; and JetBlue Airways.

     As of September 30, 2004, the fund invested 0.47% of its total invested assets in foreign securities.

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 11

Mid-Cap Growth Fund  |   Growth Stocks of Medium-Sized Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

Special Investment Risks

Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Furthermore, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Growth Index represents those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TCMGX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Mid-Cap Growth Fund
Retail Class	13.48%	26.43%	59.96%
Benchmark:
Russell Midcap Growth Index[2]	13.68	25.61	57.89
Peer group:
Morningstar Mid-Cap Growth	11.06	18.90	41.68

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 223-1200.

_____
1 Inception date: 10/1/2002
2 Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

12 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retail Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,996 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retail Class

Best quarter: 18.34%, for the quarter ended June 30, 2003
Worst quarter: –4.30%, for the quarter ended September 30, 2004

* Partial year

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 13

Mid-Cap Growth Fund  |   Growth Stocks of Medium-Sized Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Mid-Cap Growth Fund (Retail Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$964.10	2.16
5% annual hypothetical return	1,000.00	1,022.77 [b]	2.23

a Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
b Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retail Class	10/1/2002

Net Assets (9/30/2004)	$48.51 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	59.38
Middle: $1 billion–$5 billion	38.99
Small: Under $1 billion	1.63

Total	100.00

14 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Mid-Cap Value Fund  |   Value Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Mid-Cap Value Fund returned 24.89% for the Retail Share Class, trailing the 25.62% return of the fund’s benchmark, the Russell Midcap® Value Index, but surpassing the 20.89% average return of similar funds, as measured by the Morningstar Mid-Cap Value category.

Mid-cap value stocks soar

Value stocks as a group produced significantly larger gains than growth issues during the twelve-month period, reversing the trend of the previous year (October 2002 through September 2003). For the year ended Septem-ber 30, 2004, the Russell 3000® Value Index, which tracks value stocks of all sizes, rose 20.89%, outperforming the Russell 3000 Growth Index, which returned 7.82%.

     Within the value category, mid caps and small caps led the advance. The Russell Midcap Value Index and the small-cap Russell 2000® Value Index soared 25.62% and 25.66%, respectively. In contrast, the predominantly large-cap Russell 1000® Value Index gained 20.52%.

Stock selections bring both gains and losses

Results were hampered by disappointing returns from several holdings that were not in the benchmark, such as Manugistics Group, a business software developer; semiconductor maker Agere Systems; and Sycamore Networks, a technology company. Other holdings that had a negative effect on relative performance included Emulex, a maker of network storage products, and Tenet Healthcare. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated.

     A large number of successful stock selections helped the fund offset much of the decline. These selections included holdings in such strongly advancing stocks as agricultural-supply giant Monsanto; McKesson, a health care technology company; and oil and gas producer Amerada Hess. The fund held larger amounts of these stocks than their index weightings. Holdings in several stocks not listed in the benchmark index also helped returns. Among these were Visteon, a maker of auto parts, and International Steel Group.

     As of September 30, 2004, the fund invested 3.29% of its total invested assets in foreign securities.

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 15

Mid-Cap Value Fund  |   Value Stocks of Medium-Sized Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

Special Investment Risks

Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks. In addition, the fund is subject to style risk in that value investing may fall out of favor with investors. Furthermore, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

The Fund’s Benchmark

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 U.S. companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Value Index represents those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TCMVX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Mid-Cap Value Fund
Retail Class	24.89%	28.98%	66.47%
Benchmark:
Russell Midcap Value Index[2]	25.62	26.91	61.17
Peer group:
Morningstar Mid-Cap Value	20.89	22.71	50.98

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 223-1200.

_____
1 Inception date: 10/1/2002
2 Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

16 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retail Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,647 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retail Class

Best quarter: 18.58%, for the quarter ended June 30, 2003
Worst quarter: –3.88%, for the quarter ended March 31, 2003

* Partial year

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 17

Mid-Cap Value Fund  |   Value Stocks of Medium-Sized Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Mid-Cap Value Fund (Retail Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,017.80	$2.22
5% annual hypothetical return	1,000.00	1,022.77	2.23

a Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expenses for the year ended September 30, 2004 is 0.44%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
b Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retail Class	10/1/2002

Net Assets (9/30/2004)	$40.71 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	57.76
Middle: $1 billion–$5 billion	33.47
Small: Under $1 billion	8.77

Total	100.00

18 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Small-Cap Equity Fund  |  Stocks of Smaller Companies

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Small-Cap Equity Fund returned 20.70% for the Retail Share Class, topping the 18.77% return of its benchmark, the Russell 2000® Index, but trailing the 20.94% average return of similar funds, as measured by the Morningstar Small Blend category.

The market runs out of gas in the second half

Although stocks of all sizes rose during the twelve-month period, most of those gains took place during the first six months. The star performer for the period from October through March was the small-cap Russell 2000 Index, which advanced 21.69%. The Russell Midcap® Index followed closely, increasing 19.83%. Last was the predominantly large-cap Russell 1000® Index, which rose 14.40%.

     During the six months from April through September, small caps lost 2.40% and large caps dipped 0.43%, while mid caps added 0.60%. For the twelve-month period ended Sep-tember 30, 2004, the 18.77% rise in small caps trailed the 20.55% return of mid caps, but both outperformed large caps, which were up 13.90%.

Superior stock selection helps the fund outpace the benchmark

For the twelve-month period, the fund exceeded the excellent return of the Russell 2000, primarily because of numerous successful stock selections. Top performers included US Oncology, Tesoro Petroleum, and insurance and consumer financial services company UICI. Each of these stocks more than doubled in price during the period, and the fund’s holdings of each were larger than the stock’s benchmark weighting. Also boosting returns were underweight positions in stocks such as Fred’s, a discount-store chain, and supercomputer company Cray. Both of these suffered double-digit losses during the period.

     The positive effect of these holdings on performance was partly offset by lower-than-expected returns from stocks that included consumer entertainment technology company Cirrus Logic, semiconductor manufacturer ESS Technology, and Talk America Holdings, a telecommunications service provider. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Also detracting from returns were underweight positions in such companies as OSI Pharmaceuticals and Akamai Technologies, a developer of Internet traffic software.

     The fund continued its use of proprietary mathematical models to evaluate and choose attractive stocks in the small-cap category.

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 19

Small-Cap Equity Fund  |  Stocks of Smaller Companies

Investment Objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

Special Investment Risks

Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. You cannot invest directly in these indexes.

Performance as of 9/30/2004		Ticker Symbol: TCSEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Small-Cap Equity Fund
Retail Class	20.70%	28.50%	65.23%
Benchmark:
Russell 2000 Index[2]	18.77	27.29	62.13
Peer group:
Morningstar Small Blend	20.94	25.31	57.54

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 223-1200.

_____
1 Inception date: 10/1/2002
2 Russell 2000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

20 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retail Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,523 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retail Class

Best quarter: 23.49%, for the quarter ended June 30, 2003
Worst quarter: –4.37%, for the quarter ended March 31, 2003

* Partial year

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 21

Small-Cap Equity Fund  |   Stocks of Smaller Companies

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004 and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Equity Fund (Retail Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$984.00	$1.49
5% annual hypothetical return	1,000.00	1,023.48	1.52

a Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.30%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.

b Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retail Class	10/1/2002

Net Assets (9/30/2004)	$61.94 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	2.79
Middle: $1 billion–$5 billion	37.92
Small: Under $1 billion	59.29

Total	100.00

22 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Real Estate Securities Fund  |   Real Estate Securities

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Real Estate Securities Fund returned 25.84% for the Retail Share Class. During the period, the fund’s benchmark, the Dow Jones Wilshire Real Estate Securities Index, returned 26.51%, versus the 25.06% average return of similar funds, as measured by the Morningstar Specialty Real Estate category.

The REIT market surges, reverses, and rebounds

Most of the rise in the real estate investment trust (REIT) market occurred early in the reporting period. The Dow Jones Wilshire Real Estate Securities Index advanced 9.29% in the fourth quarter of 2003 and added 12.11% in the first quarter of 2004. In both quarters, retail properties—regional malls in particular— were the star performers. Apartments were the weakest sector, as historically low interest rates continued to turn renters into home buyers. The office sector lagged as a result of the low rate of job growth in the nation’s economy.

     In the second half of the twelvemonth period, REITs experienced a degree of volatility unprecedented since the modern REITs era began in 1992. The index dropped almost 14% in April alone before staging a powerful comeback and finishing in positive territory for the six-month period ended September 30. For the twelve-month period, the benchmark’s 26.51% return surpassed the 14.26% gain of the Russell 3000® Index, which tracks the broad domestic stock market. For the five-year period ended September 30, 2004, the benchmark’s 18.71% average annual gain trounced the –0.10% average annual return for the Russell.

With REIT prices so high, the fund is positioned defensively

During the first half of the period, the fund outpaced its benchmark, 24.13% to 22.53%, by overweighting retail properties and underweighting apartments, relative to the benchmark’s weightings. During the second half, the fund trimmed its holdings in the retail sector, which appeared overvalued.

     The fund further underweighted positions in the apartment sector and maintained an underweight in the office sector. However, the fund built substantial overweight positions in the mortgage REIT and net lease sectors, two areas that seemed to be fairly priced and tend to hold their value in declining markets. As REIT valuations again became extended at the end of the period, we maintained a portfolio that we believed to be appropriate for prevailing market conditions.

     Throughout the twelve-month period, the fund’s portfolio remained broadly diversified among nine real estate sectors and across three cap sizes.

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 23

Real Estate Securities Fund  |  Real Estate Securities

Investment Objective

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

Special Investment Risks

The fund is not diversified by sector, and this concentration can lead to greater price volatility. In addition, the real estate industry is subject to various risks, including fluctuations in underlying property values, higher expenses or lower income than expected, and potential environmental problems and liabilities.

The Fund’s Benchmark

The Dow Jones Wilshire Real Estate Securities Index tracks the performance of publicly traded real estate securities such as real estate investment trusts and real estate operating companies. Companies in the index generally have a market capitalization of at least $100 million. You cannot invest directly in this index.

Performance as of 9/30/2004		Ticker Symbol: TCREX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Real Estate Securities Fund
Retail Class	25.84%	28.18%	64.43%
Benchmark:
Dow Jones Wilshire
Real Estate Securities Index	26.51	26.67	60.56
Peer group:
Morningstar Specialty Real Estate	25.06	25.62	58.04

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 223-1200.

_____
1 Inception date: 10/1/2002

24 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retail Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,443 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retail Class

Best quarter: 15.16%, for the quarter ended June 30, 2003
Worst quarter: –6.18%, for the quarter ended June 30, 2004

* Partial year

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 25

Real Estate Securities Fund  |   Real Estate Securities

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Real Estate Securities Fund (Retail Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,013.80	$2.27
5% annual hypothetical return	1,000.00	1,022.72	2.28

a Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.45%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
b Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retail Class	10/1/2002

Net Assets (9/30/2004)	$107.70 million

Capitalization (as of 9/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	16.93
Middle: $1 billion–$5 billion	36.10
Small: Under $1 billion	46.97

Total	100.00

26 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Inflation-Linked Bond Fund  |   Inflation-Linked Bonds

D I S C U S S I O N

Performance in the twelve months ended September 30, 2004

The Inflation-Linked Bond Fund returned 7.20% for the Retail Share Class, trailing the 7.52% gain of the fund’s benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index.

TIPS remain star performers in the bond market

During the twelve-month period, the return of the Lehman TIPS index was more than double the 3.68% return of the Lehman Brothers U.S. Aggregate Index, which tracks a broad range of government, corporate, and mortgage-backed bonds in the United States.

     Year-over-year inflation as measured by the Consumer Price Index for All Urban Consumers (CPI-U) was 2.50% in September. With inflation so low and with interest rates at historically low levels, the real returns of TIPS (returns minus inflation) continued to produce superior relative performance.

     These impressive results, however, masked increased volatility in the inflation-linked bond market. Most of the benchmark’s advance occurred during the first half of the period, October 2003 through March 2004, when the Lehman TIPS index rose 6.86%. In the second quarter of 2004, the index gave up many of those gains, posting a 3.10% loss. The year’s third quarter saw a 3.84% return, producing a 0.62% return for the second half of the period, and a 7.52% gain for the twelve-month period.

Changing conditions require adjustments to the portfolio

During the fourth quarter of 2003, the fund’s performance, relative to the benchmark’s, was aided by a larger-than-benchmark weighting in the 30-year TIP bond. Returns for the first quarter of 2004 were slightly depressed by a holding in the 2032 TIP bond that was underweight, relative to the benchmark. This prevented the fund from fully benefiting when that security’s price increased, driven by strong demand from new buyers, including pension and endowment funds.

     The fund moved to a market weighting in the 2032 TIP bond later in March as demand continued unabated. For the first six months of the period, the fund returned 6.80%, slightly lagging the return of the benchmark.

     For the second and third quarters of 2004, the fund’s composition and duration were similar to those of its benchmark, and for that six-month period, the fund’s 0.38% return closely tracked the 0.62% return of the index, minus the effect of expenses.

     As of September 30, 2004, the fund’s duration of 8.78 years was nearly identical to the 8.79 years for the benchmark.

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 27

Inflation-Linked Bond Fund  |   Inflation-Linked Bonds

Investment Objective

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.

Special Investment Risks

Fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk—that is, interest rate increases can cause bond prices to decline.

The Fund’s Benchmark

The Lehman Brothers U.S. TIPS (Treasury Inflation-Protected Securities) Index tracks the performance of inflation-protected securities issued by the U.S. Treasury with at least one year to maturity and $200 million in par amount outstanding. You cannot invest directly in this index.

Performance as of 9/30/2004		Ticker Symbol: TCILX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	since inception[1]

Inflation-Linked Bond Fund
Retail Class	7.20%	6.91%	14.32%
Benchmark:
Lehman Brothers U.S. Treasury
Inflation-Protected Securities Index	7.52	7.37	15.30
Salomon Smith Barney
Inflation-Linked Securities Index[2]	7.23	7.30	15.16

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 223-1200.

_____
1 Inception date: 10/1/2002
2 This was the fund’s benchmark through September 30, 2003.

28 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

P E R F O R M A N C E

$10,000 Invested at Fund’s Inception

Retail Class (inception 10/1/2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $11,432 as of September 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Retail Class

Best quarter: 5.15%, for the quarter ended March 31, 2004
Worst quarter: –3.19%, for the quarter ended June 30, 2004

* Partial year

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 29

Inflation-Linked Bond Fund  |   Inflation-Linked Bonds

P E R F O R M A N C E

Fund Expenses—Six Months Ended September 30, 2004

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on April 1, 2004, and held for six months until September 30, 2004. Please see page six for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Inflation-Linked Bond Fund (Retail Class)—Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid[a]
	(4/1/04)	(9/30/04)	(4/1/04–9/30/04)

Actual return	$1,000.00	$1,003.80	$1.50
5% annual hypothetical return	1,000.00	1,023.48	1.52

a Expenses Paid is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s expense ratio for the year ended September 30, 2004 is 0.30%. The expense ratio and performance returns of the fund reflect an agreement by the fund’s advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund’s expenses would have been higher, and its performance lower.
b Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date
Retail Class	10/1/2002

Net Assets (9/30/2004)	$95.54 million

Portfolio Composition by Maturity
(as of 9/30/2004)

Percent of
Net Assets

3–10 Year Bonds	71.3
Over–21-Year Bonds	28.6
Cash or Cash Equivalents	0.1

Total	100.0

30 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Large-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES		$ 1,629,399	0.69%

	APPAREL AND OTHER TEXTILE PRODUCTS		293,477	0.12

	BUSINESS SERVICES
	Microsoft Corp	115,355	3,189,566	1.34
	Other Securities		3,975,860	1.67

	TOTAL BUSINESS SERVICES		7,165,426	3.01

	CHEMICALS AND ALLIED PRODUCTS
	Merck & Co, Inc	65,030	2,145,990	0.90
	Rhodia S.A. (Spon ADR)	1,208,397	1,800,512	0.75
	Other Securities		3,862,637	1.63

	TOTAL CHEMICALS AND ALLIED PRODUCTS		7,809,139	3.28

	COMMUNICATIONS
*	Comcast Corp (Class A)	76,074	2,148,330	0.90
	SBC Communications, Inc	167,912	4,357,316	1.83
	Sprint Corp	114,936	2,313,662	0.97
	Verizon Communications, Inc	141,640	5,577,783	2.35
	Viacom, Inc (Class B)	104,383	3,503,093	1.48
	Other Securities		404,024	0.17

	TOTAL COMMUNICATIONS		18,304,208	7.70

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp	136,676	5,922,171	2.49
	Citigroup, Inc	216,925	9,570,731	4.03
	Comerica, Inc	43,643	2,590,212	1.09
	Fifth Third Bancorp	63,614	3,131,081	1.32
	JPMorgan Chase & Co	91,410	3,631,719	1.53
	National City Corp	76,597	2,958,176	1.24
	North Fork Bancorp, Inc	51,532	2,290,597	0.96
	Northern Trust Corp	58,599	2,390,839	1.01
	U.S. Bancorp	65,207	1,884,482	0.79
	Wachovia Corp	37,590	1,764,851	0.74
	Wells Fargo & Co	28,997	1,729,091	0.73
	Other Securities		710,524	0.29

	TOTAL DEPOSITORY INSTITUTIONS		38,574,474	16.22

	EATING AND DRINKING PLACES
*	Brinker International, Inc	82,406	2,566,947	1.08

	TOTAL EATING AND DRINKING PLACES		2,566,947	1.08

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 31

Large-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	E.ON AG. (Spon ADR)	29,122	$ 2,146,291	0.90%
	Entergy Corp	35,292	2,139,048	0.90
*	PG&E Corp	92,413	2,809,355	1.18
	Waste Management, Inc	108,892	2,977,107	1.25
	Other Securities		6,771,716	2.85

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		16,843,517	7.08

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	General Electric Co	394,271	13,239,620	5.57
	Other Securities		3,933,618	1.65

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		17,173,238	7.22

	ENGINEERING AND MANAGEMENT SERVICES
	Monsanto Co	88,480	3,222,442	1.36

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		3,222,442	1.36

	FABRICATED METAL PRODUCTS		1,435,757	0.60

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Enterprises, Inc	95,623	1,807,275	0.76
	Other Securities		1,397,451	0.59

	TOTAL FOOD AND KINDRED PRODUCTS		3,204,726	1.35

	FOOD STORES		1,471,770	0.62

	FORESTRY
	Weyerhaeuser Co	32,834	2,182,804	0.92

	TOTAL FORESTRY		2,182,804	0.92

	GENERAL MERCHANDISE STORES		1,617,456	0.68

	HEALTH SERVICES
*	Tenet Healthcare Corp	163,401	1,763,097	0.74

	TOTAL HEALTH SERVICES		1,763,097	0.74

	HOLDING AND OTHER INVESTMENT OFFICES
	iShares Russell 1000 Value Index Fund	132,084	7,999,007	3.36
	Other Securities		5,231,677	2.20

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		13,230,684	5.56

	HOTELS AND OTHER LODGING PLACES		1,439,564	0.61

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Hewlett-Packard Co	103,635	1,943,156	0.82
*	Maxtor Corp	342,487	1,780,932	0.75
	Other Securities		5,263,272	2.21

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		8,987,360	3.78

	INSTRUMENTS AND RELATED PRODUCTS
	Raytheon Co	62,850	2,387,043	1.01
	Other Securities		1,146,826	0.48

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		3,533,869	1.49

32 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INSURANCE CARRIERS
	American International Group, Inc	67,370	$ 4,580,486	1.92%
	Other Securities		7,069,584	2.98

	TOTAL INSURANCE CARRIERS		11,650,070	4.90

	MOTION PICTURES
*	Time Warner, Inc	322,527	5,205,586	2.19

	TOTAL MOTION PICTURES		5,205,586	2.19

	NONDEPOSITORY INSTITUTIONS
	Fannie Mae	58,642	3,717,903	1.56

	TOTAL NONDEPOSITORY INSTITUTIONS		3,717,903	1.56

	OIL AND GAS EXTRACTION
	Kerr-McGee Corp	42,887	2,455,281	1.03
	Other Securities		1,821,596	0.77

	TOTAL OIL AND GAS EXTRACTION		4,276,877	1.80

	PAPER AND ALLIED PRODUCTS
	International Paper Co	72,307	2,921,926	1.23
*	Smurfit-Stone Container Corp	106,855	2,069,781	0.87

	TOTAL PAPER AND ALLIED PRODUCTS		4,991,707	2.10

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp	78,176	4,193,361	1.76
	ConocoPhillips	23,875	1,978,044	0.83
	ExxonMobil Corp	232,446	11,234,115	4.73

	TOTAL PETROLEUM AND COAL PRODUCTS		17,405,520	7.32

	PRINTING AND PUBLISHING
	Knight Ridder, Inc	42,797	2,801,064	1.18

	TOTAL PRINTING AND PUBLISHING		2,801,064	1.18

	RAILROAD TRANSPORTATION
	CSX Corp	64,531	2,142,429	0.90

	TOTAL RAILROAD TRANSPORTATION		2,142,429	0.90

	REAL ESTATE		58,241	0.02

	SECURITY AND COMMODITY BROKERS
	Charles Schwab Corp	196,880	1,809,327	0.76
	Goldman Sachs Group, Inc	41,580	3,876,919	1.63
	Morgan Stanley	104,171	5,135,630	2.16
	Other Securities		1,596,559	0.67

	TOTAL SECURITY AND COMMODITY BROKERS		12,418,435	5.22

	STONE, CLAY, AND GLASS PRODUCTS		1,602,254	0.67

	TOBACCO PRODUCTS
	Altria Group, Inc	180,772	8,503,515	3.59

	TOTAL TOBACCO PRODUCTS		8,503,515	3.59

	TRANSPORTATION BY AIR		721,273	0.30

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 33

Large-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

TRANSPORTATION EQUIPMENT
General Motors Corp	52,978	$ 2,250,505	0.95%
United Technologies Corp	25,204	2,353,550	0.99
Other Securities		2,598,299	1.09

TOTAL TRANSPORTATION EQUIPMENT		7,202,354	3.03

WHOLESALE TRADE-NONDURABLE GOODS
AmerisourceBergen Corp	36,039	1,935,656	0.82

TOTAL WHOLESALE TRADE-NONDURABLE GOODS		1,935,656	0.82

TOTAL COMMON STOCKS	(Cost $224,517,795)	237,082,238	99.71

TOTAL PORTFOLIO	(Cost $224,517,795)	237,082,238	99.71
OTHER ASSETS & LIABILITIES, NET		686,945	0.29

NET ASSETS		$237,769,183	100.00%

________
* Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $225,448,683. Net unrealized appreciation of portfolio investments aggregated $11,633,555 of which $17,318,939 related to appreciated portfolio investments and $5,685,384 related to depreciated portfolio investments.

34 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Growth Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		$ 1,029,394	0.81%

	APPAREL AND ACCESSORY STORES		1,665,018	1.31

	AUTOMOTIVE DEALERS AND SERVICE STATIONS
*	Advance Auto Parts	25,600	880,640	0.69

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS		880,640	0.69

	BUSINESS SERVICES
	Adobe Systems, Inc	20,500	1,014,135	0.80
*	DST Systems, Inc	28,383	1,262,192	1.00
*	Juniper Networks, Inc	72,052	1,700,427	1.34
	Manpower, Inc	31,955	1,421,678	1.12
*	McAfee, Inc	53,448	1,074,305	0.85
*	Mercury Interactive Corp	29,922	1,043,679	0.82
*	Monster Worldwide, Inc	40,925	1,008,392	0.80
*	NAVTEQ Corp	28,000	997,920	0.79
	Other Securities		7,858,568	6.19

	TOTAL BUSINESS SERVICES		17,381,296	13.71

	CHEMICALS AND ALLIED PRODUCTS
	Allergan, Inc	12,293	891,857	0.70
	Clorox Co	27,693	1,476,037	1.16
*	Genzyme Corp	30,500	1,659,505	1.31
*	Gilead Sciences, Inc	36,878	1,378,500	1.09
*	IVAX Corp	63,758	1,220,966	0.96
*	Sepracor, Inc	21,646	1,055,892	0.84
	Other Securities		6,607,797	5.21

	TOTAL CHEMICALS AND ALLIED PRODUCTS		14,290,554	11.27

	COMMUNICATIONS
*	Avaya, Inc	91,988	1,282,313	1.01
	Global Payments, Inc	17,991	963,418	0.76
*	Nextel Partners, Inc (Class A)	93,588	1,551,689	1.22
	Other Securities		1,887,470	1.49

	TOTAL COMMUNICATIONS		5,684,890	4.48

	DEPOSITORY INSTITUTIONS
	North Fork Bancorp, Inc	23,519	1,045,420	0.82
	Other Securities		2,181,826	1.73

	TOTAL DEPOSITORY INSTITUTIONS		3,227,246	2.55

	EATING AND DRINKING PLACES
	Yum! Brands, Inc	55,349	2,250,490	1.77
	Other Securities		543,266	0.43

	TOTAL EATING AND DRINKING PLACES		2,793,756	2.20

	EDUCATIONAL SERVICES		1,832,191	1.45

	ELECTRIC, GAS, AND SANITARY SERVICES		667,502	0.53

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 35

Mid-Cap Growth Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Comverse Technology, Inc	61,843	$ 1,164,504	0.92%
	Linear Technology Corp	53,429	1,936,267	1.53
	Other Securities		6,975,293	5.50

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT		10,076,064	7.95

	ENGINEERING AND MANAGEMENT SERVICES
	Corporate Executive Board Co	16,095	985,658	0.78
*	Jacobs Engineering Group, Inc	24,700	945,763	0.75
	Monsanto Co	47,211	1,719,425	1.36
	Quest Diagnostics, Inc	16,199	1,429,076	1.13
	Other Securities		2,743,344	2.15

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		7,823,266	6.17

	FABRICATED METAL PRODUCTS
	Fortune Brands, Inc	12,746	944,351	0.74
	Other Securities		1,141,045	0.90

	TOTAL FABRICATED METAL PRODUCTS		2,085,396	1.64

	FOOD AND KINDRED PRODUCTS		1,630,022	1.29

	FOOD STORES		399,610	0.32

	FURNITURE AND FIXTURES		213,279	0.17

	FURNITURE AND HOMEFURNISHINGS STORES
*	Bed Bath & Beyond, Inc	73,123	2,713,595	2.14
*	Mohawk Industries, Inc	16,183	1,284,768	1.01
	Other Securities		483,042	0.38

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES		4,481,405	3.53

	GENERAL BUILDING CONTRACTORS
	Pulte Homes, Inc	24,129	1,480,797	1.17
	Other Securities		311,315	0.24

	TOTAL GENERAL BUILDING CONTRACTORS		1,792,112	1.41

	GENERAL MERCHANDISE STORES		1,278,429	1.01

	HEALTH SERVICES
*	Express Scripts, Inc	25,735	1,681,525	1.33
	Other Securities		1,962,981	1.54

	TOTAL HEALTH SERVICES		3,644,506	2.87

	HOLDING AND OTHER INVESTMENT OFFICES		236,814	0.19

	HOTELS AND OTHER LODGING PLACES
	Hilton Hotels Corp	89,677	1,689,515	1.33
	Marriott International, Inc (Class A)	17,784	924,057	0.73

	TOTAL HOTELS AND OTHER LODGING PLACES		2,613,572	2.06

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Baker Hughes, Inc	57,456	2,511,976	1.98
	ITT Industries, Inc	12,725	1,017,873	0.80
*	Lexmark International, Inc	20,783	1,745,980	1.38
*	Network Appliance, Inc	70,278	1,616,394	1.27
	Other Securities		3,813,511	3.01

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		10,705,734	8.44

36 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Growth Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Bard (C.R.), Inc	29,277	$ 1,657,957	1.31%
	Biomet, Inc	42,129	1,975,008	1.56
*	Fisher Scientific International, Inc	18,078	1,054,490	0.83
*	Millipore Corp	21,356	1,021,885	0.81
*	St. Jude Medical, Inc	20,500	1,543,035	1.22
	Other Securities		2,981,802	2.34

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		10,234,177	8.07

	INSURANCE AGENTS, BROKERS AND SERVICE		470,503	0.37

	INSURANCE CARRIERS		619,126	0.49

	LEATHER AND LEATHER PRODUCTS		688,519	0.54

	METAL MINING		653,427	0.52

	MISCELLANEOUS RETAIL
*	Petco Animal Supplies, Inc	34,103	1,113,804	0.88
	Other Securities		596,142	0.47

	TOTAL MISCELLANEOUS RETAIL		1,709,946	1.35

	NONDEPOSITORY INSTITUTIONS		714,217	0.56

	OIL AND GAS EXTRACTION
	ENSCO International, Inc	32,341	1,056,580	0.83
	EOG Resources, Inc	13,614	896,482	0.71
	Other Securities		1,319,900	1.04

	TOTAL OIL AND GAS EXTRACTION		3,272,962	2.58

	PAPER AND ALLIED PRODUCTS		700,871	0.55

	PERSONAL SERVICES		1,086,285	0.86

	PRINTING AND PUBLISHING		890,130	0.70

	REAL ESTATE		286,308	0.23

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		343,871	0.27

	SECURITY AND COMMODITY BROKERS
*	Ameritrade Holding Corp	78,000	936,780	0.74
	Legg Mason, Inc	23,193	1,235,491	0.97
	Other Securities		1,435,576	1.14

	TOTAL SECURITY AND COMMODITY BROKERS		3,607,847	2.85

	TRANSPORTATION BY AIR
	Southwest Airlines Co	65,462	891,592	0.70

	TOTAL TRANSPORTATION BY AIR		891,592	0.70

	TRANSPORTATION EQUIPMENT		284,588	0.22

	TRANSPORTATION SERVICES
	C.H. Robinson Worldwide, Inc	27,512	1,276,282	1.01
	Other Securities		570,613	0.45

	TOTAL TRANSPORTATION SERVICES		1,846,895	1.46

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 37

Mid-Cap Growth Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
COMPANY		SHARES	VALUE	ASSETS

WATER TRANSPORTATION
Royal Caribbean Cruises Ltd		32,400	$ 1,412,640	1.12%

TOTAL WATER TRANSPORTATION			1,412,640	1.12

WHOLESALE TRADE-DURABLE GOODS			1,327,957	1.05

	TOTAL COMMON STOCKS	(Cost $122,683,054)	127,474,557	100.54

	TOTAL PORTFOLIO	(Cost $122,683,054)	127,474,557	100.54
OTHER ASSETS & LIABILITIES, NET			(682,178)	(0.54)

	NET ASSETS		$126,792,379	100.00%

________
* Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $123,496,146. Net unrealized appreciation of portfolio investments aggregated $3,978,411 of which $10,410,070 related to appreciated portfolio investments and $6,431,659 related to depreciated portfolio investments.

38 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES
*	Caesars Entertainment, Inc	100,000	$ 1,670,000	1.18%

	TOTAL AMUSEMENT AND RECREATION SERVICES		1,670,000	1.18

	APPAREL AND ACCESSORY STORES
	TJX Cos, Inc	60,000	1,322,400	0.94
	Other Securities		1,496,731	1.06

	TOTAL APPAREL AND ACCESSORY STORES		2,819,131	2.00

	APPAREL AND OTHER TEXTILE PRODUCTS		384,930	0.27

	BUILDING MATERIALS AND GARDEN SUPPLIES		207,600	0.15

	BUSINESS SERVICES
*	Computer Sciences Corp	27,385	1,289,834	0.92
	Other Securities		3,400,533	2.41

	TOTAL BUSINESS SERVICES		4,690,367	3.33

	CHEMICALS AND ALLIED PRODUCTS
	Clorox Co	20,000	1,066,000	0.76
	PPG Industries, Inc	20,000	1,225,600	0.87
	Rhodia S.A. (Spon ADR)	730,000	1,087,700	0.77
	Other Securities		2,509,971	1.78

	TOTAL CHEMICALS AND ALLIED PRODUCTS		5,889,271	4.18

	COMMUNICATIONS
*	Entercom Communications Corp	30,000	979,800	0.70
	Other Securities		171,200	0.12

	TOTAL COMMUNICATIONS		1,151,000	0.82

	DEPOSITORY INSTITUTIONS
	Comerica, Inc	34,903	2,071,493	1.47
	Greenpoint Financial Corp	27,000	1,249,020	0.89
	Hibernia Corp (Class A)	40,000	1,056,400	0.75
	Marshall & Ilsley Corp	45,000	1,813,500	1.29
	New York Community Bancorp, Inc	70,000	1,437,800	1.02
	North Fork Bancorp, Inc	40,000	1,778,000	1.26
	Regions Financial Corp	35,000	1,157,100	0.82
	Other Securities		4,322,117	3.06

	TOTAL DEPOSITORY INSTITUTIONS		14,885,430	10.56

	EATING AND DRINKING PLACES
*	Brinker International, Inc	35,000	1,090,250	0.77

	TOTAL EATING AND DRINKING PLACES		1,090,250	0.77

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 39

Mid-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
*	Allegheny Energy, Inc	70,000	$ 1,117,200	0.79%
	DTE Energy Co	25,000	1,054,750	0.75
	Equitable Resources, Inc	20,000	1,086,200	0.77
*	PG&E Corp	72,000	2,188,800	1.55
	PPL Corp	28,000	1,321,040	0.94
	Public Service Enterprise Group, Inc	43,159	1,838,573	1.30
	TXU Corp	23,000	1,102,160	0.78
	Williams Cos, Inc	85,000	1,028,500	0.73
	Wisconsin Energy Corp	36,184	1,154,270	0.82
	Other Securities		7,493,470	5.32

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		19,384,963	13.75

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		3,291,310	2.33

	ENGINEERING AND MANAGEMENT SERVICES
	Monsanto Co	48,000	1,748,160	1.24
	Other Securities		1,649,170	1.17

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		3,397,330	2.41

	FABRICATED METAL PRODUCTS		376,200	0.27

	FOOD AND KINDRED PRODUCTS
*	Constellation Brands, Inc (Class A)	50,000	1,903,000	1.35
	Other Securities		3,167,026	2.25

	TOTAL FOOD AND KINDRED PRODUCTS		5,070,026	3.60

	FOOD STORES
*	Safeway, Inc	70,000	1,351,700	0.96
*	Other Securities		838,080	0.59

	TOTAL FOOD STORES		2,189,780	1.55

	FURNITURE AND FIXTURES		2,073,541	1.47

	GENERAL BUILDING CONTRACTORS		797,810	0.57

	GENERAL MERCHANDISE STORES
	Federated Department Stores, Inc	25,000	1,135,750	0.81
	Other Securities		1,411,599	1.00

	TOTAL GENERAL MERCHANDISE STORES		2,547,349	1.81

	HEALTH SERVICES
*	Tenet Healthcare Corp	95,000	1,025,050	0.73

	TOTAL HEALTH SERVICES		1,025,050	0.73

	HOLDING AND OTHER INVESTMENT OFFICES
	Boston Properties, Inc	20,000	1,107,800	0.78
	Developers Diversified Realty Corp	28,000	1,096,200	0.78
	General Growth Properties, Inc	31,410	973,710	0.69
	iShares Russell Midcap Value Index Fund	40,772	4,081,277	2.89
	Other Securities		6,396,648	4.54

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		13,655,635	9.68

	HOTELS AND OTHER LODGING PLACES		1,496,320	1.06

40 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Mid-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	AGCO Corp	57,000	$ 1,289,340	0.91%
*	Xerox Corp	96,848	1,363,620	0.97
	Other Securities		5,196,411	3.69

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		7,849,371	5.57

	INSTRUMENTS AND RELATED PRODUCTS
	Eastman Kodak Co	40,000	1,288,800	0.91
	Other Securities		729,748	0.52

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		2,018,548	1.43

	INSURANCE AGENTS, BROKERS AND SERVICE		339,900	0.24

	INSURANCE CARRIERS
	Max Re Capital Ltd	60,000	1,200,000	0.85
	MGIC Investment Corp	18,441	1,227,249	0.87
	UnumProvident Corp	67,782	1,063,500	0.75
	Other Securities		6,421,727	4.56

	TOTAL INSURANCE CARRIERS		9,912,476	7.03

	LUMBER AND WOOD PRODUCTS
	Georgia-Pacific Corp	36,153	1,299,700	0.92
	Other Securities		226,200	0.16

	TOTAL LUMBER AND WOOD PRODUCTS		1,525,900	1.08

	METAL MINING		184,060	0.13

	OIL AND GAS EXTRACTION
	Pioneer Natural Resources Co	33,000	1,137,840	0.81
	Other Securities		4,524,850	3.20

	TOTAL OIL AND GAS EXTRACTION		5,662,690	4.01

	PAPER AND ALLIED PRODUCTS
*	Smurfit-Stone Container Corp	67,000	1,297,790	0.92
	Other Securities		701,800	0.50

	TOTAL PAPER AND ALLIED PRODUCTS		1,999,590	1.42

	PERSONAL SERVICES		621,000	0.44

	PETROLEUM AND COAL PRODUCTS		1,387,870	0.98

	PRIMARY METAL INDUSTRIES		2,089,212	1.48

	PRINTING AND PUBLISHING
	Knight Ridder, Inc	22,000	1,439,900	1.02

	TOTAL PRINTING AND PUBLISHING		1,439,900	1.02

	RAILROAD TRANSPORTATION
	CSX Corp	31,174	1,034,977	0.73
	Norfolk Southern Corp	52,169	1,551,506	1.10

	TOTAL RAILROAD TRANSPORTATION		2,586,483	1.83

	REAL ESTATE		715,770	0.51

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 41

Mid-Cap Value Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	SECURITY AND COMMODITY BROKERS
	Janus Capital Group, Inc		75,000	$ 1,020,750	0.72%
	Other Securities			2,047,610	1.46

	TOTAL SECURITY AND COMMODITY BROKERS			3,068,360	2.18

	STONE, CLAY, AND GLASS PRODUCTS
b*	USG Corp		65,000	1,184,950	0.84
	Other Securities			750,240	0.53

	TOTAL STONE, CLAY, AND GLASS PRODUCTS			1,935,190	1.37

	TOBACCO PRODUCTS
	Loews Corp (Carolina Group)		45,000	1,096,650	0.78
	Reynolds American, Inc		32,000	2,177,280	1.54

	TOTAL TOBACCO PRODUCTS			3,273,930	2.32

	TRANSPORTATION BY AIR			451,550	0.32

	TRANSPORTATION EQUIPMENT			2,150,010	1.52

	WHOLESALE TRADE-NONDURABLE GOODS
	AmerisourceBergen Corp		29,885	1,605,119	1.14
	Other Securities			261,725	0.18

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS			1,866,844	1.32

	TOTAL COMMON STOCKS		(Cost $133,328,463)	139,171,947	98.69

	ISSUER		PRINCIPAL

	SHORT-TERM INVESTMENT
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit Bank (FFCB)	1.230%, 10/01/04	$1,230,000	1,229,944	0.87

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			1,229,944	0.87

	TOTAL SHORT-TERM INVESTMENT		(Cost $1,229,944)	1,229,944	0.87

		TOTAL PORTFOLIO	(Cost $134,558,407)	140,401,891	99.56
	OTHER ASSETS & LIABILITIES, NET			614,232	0.44

		NET ASSETS		$141,016,123	100.00%

________
*	Non-income producing

b	In bankruptcy

________
For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $135,274,568. Net unrealized appreciation of portfolio investments aggregated $5,127,323 of which $10,688,011 related to appreciated portfolio investments and $5,560,688 related to depreciated portfolio investments.

42 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	ISSUER	SHARES	VALUE	ASSETS

	CORPORATE BONDS
	REAL ESTATE		$ 41,200	0.02%

	TOTAL CORPORAE BONDS	(Cost $35,661)	41,200	0.02

	COMPANY

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		66,500	0.03

	AGRICULTURAL PRODUCTION-LIVESTOCK		117,190	0.05

	AMUSEMENT AND RECREATION SERVICES		1,528,144	0.68

	APPAREL AND ACCESSORY STORES
*	Stage Stores, Inc	29,421	1,006,787	0.45
	Other Securities		2,301,850	1.03

	TOTAL APPAREL AND ACCESSORY STORES		3,308,637	1.48

	APPAREL AND OTHER TEXTILE PRODUCTS		765,481	0.34

	AUTO REPAIR, SERVICES AND PARKING		405,878	0.18

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		646,685	0.29

	BUILDING MATERIALS AND GARDEN SUPPLIES		110,232	0.05

	BUSINESS SERVICES
*	Aspen Technology, Inc	130,122	909,553	0.41
*	Ciber, Inc	86,900	653,488	0.29
*	Earthlink, Inc	112,125	1,154,888	0.52
*	Keane, Inc	33,900	520,704	0.23
*	United Online, Inc	85,106	818,720	0.37
	Other Securities		17,062,187	7.62

	TOTAL BUSINESS SERVICES		21,119,540	9.44

	CHEMICALS AND ALLIED PRODUCTS
	Cytec Industries, Inc	8,700	425,865	0.19
	Valeant Pharmaceuticals International	18,200	438,984	0.19
	Other Securities		12,509,631	5.60

	TOTAL CHEMICALS AND ALLIED PRODUCTS		13,374,480	5.98

	COMMUNICATIONS		3,417,617	1.53

	DEPOSITORY INSTITUTIONS
*	FirstFed Financial Corp	25,700	1,256,216	0.56
	NetBank, Inc	77,457	775,345	0.35
	R & G Financial Corp (Class B)	26,200	1,012,630	0.45
	UMB Financial Corp	14,154	674,721	0.30
	Other Securities		18,432,709	8.24

	TOTAL DEPOSITORY INSTITUTIONS		22,151,621	9.90

	EATING AND DRINKING PLACES
*	CKE Restaurants, Inc	58,100	642,005	0.29
	Other Securities		3,474,773	1.55

	TOTAL EATING AND DRINKING PLACES		4,116,778	1.84

	EDUCATIONAL SERVICES		301,485	0.13

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 43

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	Nicor, Inc	20,200	$ 741,340	0.33%
	UIL Holdings Corp	21,700	1,067,423	0.48
	Other Securities		6,262,421	2.80

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		8,071,184	3.61

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Omnivision Technologies, Inc	51,290	725,754	0.32
*	RF Micro Devices, Inc	200,920	1,273,833	0.57
	Other Securities		11,257,768	5.03

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		13,257,355	5.92

	ENGINEERING AND MANAGEMENT SERVICES
*	Washington Group International, Inc	15,301	529,721	0.24
	Other Securities		4,281,427	1.91

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		4,811,148	2.15

	FABRICATED METAL PRODUCTS
*	Crown Holdings, Inc	92,000	948,520	0.42
	Silgan Holdings, Inc.	9,148	423,552	0.19
	Other Securities		1,843,214	0.83

	TOTAL FABRICATED METAL PRODUCTS		3,215,286	1.44

	FISHING, HUNTING, AND TRAPPING		4,620	0.00

	FOOD AND KINDRED PRODUCTS		2,437,403	1.09

	FOOD STORES		754,275	0.34

	FURNITURE AND FIXTURES
	La-Z-Boy, Inc	29,600	449,328	0.20
	Other Securities		887,174	0.40

	TOTAL FURNITURE AND FIXTURES		1,336,502	0.60

	FURNITURE AND HOMEFURNISHINGS STORES		712,163	0.32

	GENERAL BUILDING CONTRACTORS		1,605,548	0.72

	GENERAL MERCHANDISE STORES		582,724	0.26

	HEALTH SERVICES		4,478,993	2.00

	HEAVY CONSTRUCTION, EXCEPT BUILDING		280,366	0.12

	HOLDING AND OTHER INVESTMENT OFFICES
	Brandywine Realty Trust	16,600	472,768	0.21
	Commercial Net Lease Realty, Inc	23,703	431,869	0.19
	Greater Bay Bancorp	35,187	1,011,626	0.45
	iShares Russell 2000 Index Fund	54,578	6,213,705	2.78
	Novastar Financial, Inc	15,300	667,080	0.30
	Senior Housing Properties Trust	59,300	1,056,726	0.47
	Other Securities		14,365,576	6.42

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		24,219,350	10.82

	HOTELS AND OTHER LODGING PLACES		954,996	0.43

44 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Axcelis Technologies, Inc.	51,840	$ 429,235	0.19%
*	Cirrus Logic, Inc	190,067	906,620	0.41
*	Emulex Corp	42,100	484,992	0.22
*	Flowserve Corp	54,300	1,312,974	0.59
	Nacco Industries, Inc (Class A)	4,900	422,135	0.19
*	Terex Corp	11,000	477,400	0.21
	Toro Co	9,600	655,680	0.29
	Other Securities		8,212,581	3.66

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		12,901,617	5.76

	INSTRUMENTS AND RELATED PRODUCTS
	Invacare Corp	10,400	478,400	0.21
	Mentor Corp	16,300	548,984	0.25
*	Steris Corp	24,500	537,530	0.24
	Other Securities		10,630,276	4.75

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		12,195,190	5.45

	INSURANCE AGENTS, BROKERS AND SERVICE		585,198	0.26

	INSURANCE CARRIERS
	AmerUs Group Co	16,200	664,200	0.30
*	Sierra Health Services, Inc	10,200	488,886	0.22
	Other Securities		5,175,109	2.31

	TOTAL INSURANCE CARRIERS		6,328,195	2.83

	JUSTICE, PUBLIC ORDER AND SAFETY		38,855	0.02

	LEATHER AND LEATHER PRODUCTS		433,158	0.19

	LEGAL SERVICES		77,040	0.03

	LOCAL AND INTERURBAN PASSENGER TRANSIT		371,770	0.17

	LUMBER AND WOOD PRODUCTS		471,063	0.21

	METAL MINING		581,013	0.26

	MISCELLANEOUS MANUFACTURING INDUSTRIES
	Blyth, Inc	18,000	556,200	0.25
	Other Securities		1,396,273	0.62

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES		1,952,473	0.87

	MISCELLANEOUS RETAIL		1,597,249	0.71

	MOTION PICTURES		1,094,708	0.49

	NONDEPOSITORY INSTITUTIONS		1,506,142	0.67

	NONMETALLIC MINERALS, EXCEPT FUELS		105,764	0.05

	OIL AND GAS EXTRACTION
	Vintage Petroleum, Inc	62,400	1,252,368	0.56
	Other Securities		6,313,280	2.82

	TOTAL OIL AND GAS EXTRACTION		7,565,648	3.38

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 45

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	PAPER AND ALLIED PRODUCTS
	Potlatch Corp	19,800	$ 926,838	0.42%
	Other Securities		1,238,500	0.55

	TOTAL PAPER AND ALLIED PRODUCTS		2,165,338	0.97

	PERSONAL SERVICES		611,691	0.27

	PETROLEUM AND COAL PRODUCTS
*	Tesoro Petroleum Corp	27,100	800,263	0.36
	Other Securities		430,352	0.19

	TOTAL PETROLEUM AND COAL PRODUCTS		1,230,615	0.55

	PRIMARY METAL INDUSTRIES
	Carpenter Technology Corp	9,500	453,530	0.20
*	Maverick Tube Corp	25,400	782,574	0.35
	Quanex Corp	11,200	574,336	0.26
	Other Securities		3,108,125	1.39

	TOTAL PRIMARY METAL INDUSTRIES		4,918,565	2.20

	PRINTING AND PUBLISHING
	Reader’s Digest Association, Inc (Class A)	31,200	455,208	0.20
	Other Securities		2,468,345	1.11

	TOTAL PRINTING AND PUBLISHING		2,923,553	1.31

	RAILROAD TRANSPORTATION		108,895	0.05

	REAL ESTATE		501,277	0.22

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		2,311,919	1.03

	SECURITY AND COMMODITY BROKERS
*	Piper Jaffray Cos	12,300	486,957	0.21
	Other Securities		933,566	0.42

	TOTAL SECURITY AND COMMODITY BROKERS		1,420,523	0.63

	SOCIAL SERVICES		239,812	0.11

	SPECIAL TRADE CONTRACTORS
*	Dycom Industries, Inc	19,200	545,088	0.24
	Other Securities		870,071	0.39

	TOTAL SPECIAL TRADE CONTRACTORS		1,415,159	0.63

	STONE, CLAY, AND GLASS PRODUCTS		1,061,077	0.47

	TOBACCO PRODUCTS		102,672	0.05

	TRANSPORTATION BY AIR		1,921,853	0.86

	TRANSPORTATION EQUIPMENT
*	Tenneco Automotive, Inc.	33,000	432,300	0.19
	Other Securities		3,083,572	1.38

	TOTAL TRANSPORTATION EQUIPMENT		3,515,872	1.57

	TRANSPORTATION SERVICES		939,534	0.42

	TRUCKING AND WAREHOUSING		1,876,502	0.84

	WATER TRANSPORTATION		826,050	0.37

46 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	WHOLESALE TRADE-DURABLE GOODS		$ 4,300,552	1.92%

	WHOLESALE TRADE-NONDURABLE GOODS
*	Chiquita Brands International, Inc	55,700	969,737	0.43
	Perrigo Co	24,483	503,126	0.22
	Other Securities		2,888,621	1.30

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS		4,361,484	1.95

	TOTAL COMMON STOCKS	(Cost $211,288,616)	222,710,207	99.51

	TOTAL PORTFOLIO	(Cost $211,324,277)	222,751,407	99.53
	OTHER ASSETS & LIABILITIES, NET		1,060,171	0.47

	NET ASSETS		$223,811,578	100.00%

________
* Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $214,714,754. Net unrealized appreciation of portfolio investments aggregated $8,036,653 of which $20,470,294 related to appreciated portfolio investments and $12,433,641 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 47

Real Estate Securities Fund |	Summary Portfolio of Investments as of September 30, 2004

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES		$ 946,191	0.28%

	TOTAL PREFERRED STOCKS	(Cost $936,181)	946,191	0.28

	COMMON STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES
	Affordable Residential Communities	634,707	9,266,722	2.78
	AMB Property Corp	86,600	3,205,932	0.96
*	American Campus Communities, Inc	300,000	5,568,000	1.67
	Archstone-Smith Trust	125,610	3,974,300	1.19
*	Bimini Mortgage Management	250,000	3,940,000	1.18
*	Bimini Mortgage Management, Inc (Class A)	520,000	8,195,200	2.45
	BNP Residential Properties, Inc	320,000	4,377,600	1.31
	Boston Properties, Inc	89,200	4,940,788	1.48
	Brandywine Realty Trust	150,000	4,272,000	1.28
	Capital Automotive REIT	150,000	4,690,500	1.40
	Centerpoint Properties Trust	85,000	3,704,300	1.11
	Corporate Office Properties Trust	250,000	6,405,000	1.92
	Developers Diversified Realty Corp	110,000	4,306,500	1.29
	Equity Residential	176,100	5,459,100	1.64
	Extra Space Storage, Inc	350,000	4,462,500	1.34
	Falcon Financial Investment Trust	697,778	5,645,024	1.69
	General Growth Properties, Inc	100,000	3,100,000	0.93
	Hersha Hospitality Trust	320,000	3,008,000	0.90
	Home Properties, Inc	164,000	6,487,840	1.94
*	HomeBanc Corp	846,000	7,614,000	2.28
	Host Marriott Corp	383,665	5,382,820	1.61
	iStar Financial, Inc	100,000	4,123,000	1.23
	Kimco Realty Corp	60,000	3,078,000	0.93
	Kite Realty Group Trust	230,000	3,024,500	0.92
	Liberty Property Trust	100,000	3,984,000	1.19
	LTC Properties, Inc	313,820	5,614,240	1.68
	Macerich Co	55,254	2,944,486	0.88
	Mack-Cali Realty Corp	74,000	3,278,200	0.98
	Mills Corp	60,000	3,112,200	0.93
	Monmouth REIT (Class A)	920,000	7,636,000	2.29
*	MortgageIT Holdings, Inc	243,617	3,520,266	1.05
	Prologis	130,811	4,609,780	1.38
	Reckson Associates Realty Corp	220,000	6,325,000	1.89
	Regency Centers Corp	67,078	3,118,456	0.93
*	Saxon Capital, Inc	230,000	4,945,000	1.48
	Simon Property Group, Inc	185,000	9,921,550	2.97
	SL Green Realty Corp	145,000	7,512,450	2.25
	Strategic Hotel Capital, Inc	289,400	3,912,688	1.17
	Sunset Financial Resources, Inc	327,290	3,492,184	1.05
	Trizec Properties, Inc	280,000	4,471,600	1.34
	United Dominion Realty Trust, Inc	150,000	2,974,500	0.89
	Ventas, Inc	115,000	2,980,800	0.90

48 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Real Estate Securities Fund |	Summary Portfolio of Investments as of September 30, 2004	concluded

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	HOLDING AND OTHER INVESTMENT OFFICES (continued)
	Vornado Realty Trust		94,930	$ 5,950,212	1.78%
	Weingarten Realty Investors		97,900	3,231,679	0.97
	Other Securities			63,494,876	19.02

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES			275,261,793	82.45

	HOTELS AND OTHER LODGING PLACES
*	Fairmont Hotels & Resorts		155,000	4,234,600	1.27
*	Jameson Inns, Inc		2,450,000	4,361,000	1.31
*	Lodgian, Inc		980,000	9,702,000	2.91
	Starwood Hotels & Resorts Worldwide, Inc		175,000	8,123,500	2.43
	Other Securities			6,180,182	1.85

	TOTAL HOTELS AND OTHER LODGING PLACES			32,601,282	9.77

	REAL ESTATE
*	CB Richard Ellis Group, Inc		182,000	4,204,200	1.26
	St. Joe Co		200,000	9,554,000	2.86
	Other Securities			1,750,000	0.52

	TOTAL REAL ESTATE			15,508,200	4.64

	TOTAL COMMON STOCKS		(Cost $311,192,484)	323,371,275	96.86

	ISSUER		PRINCIPAL

	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Banks (FHLB)	1.65%, 10/01/04	$10,720,000	10,719,509	3.21

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			10,719,509	3.21

	TOTAL SHORT-TERM INVESTMENTS		(Cost $10,708,923)	10,719,509	3.21

	TOTAL PORTFOLIO		(Cost $322,837,588)	335,036,975	100.35
	OTHER ASSETS & LIABILITIES, NET			(1,169,606)	(0.35)

		NET ASSETS		$333,867,369	100.00%

________
* Non-income producing

________

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $323,985,193. Net unrealized appreciation of portfolio investments aggregated $11,051,782 of which $19,119,664 related to appreciated portfolio investments and $8,067,882 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 49

Inflation-Linked Bond Fund |	Portfolio of Investments as of September 30, 2004

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	GOVERNMENT BONDS
	U.S. TREASURY SECURITIES
k	U.S. Treasury Inflation Indexed Bonds	2.000%, 07/15/14	$18,916,203	$ 19,341,818	4.05%
k	U.S. Treasury Inflation Indexed Bonds	2.375%, 01/15/25	20,624,439	21,487,985	4.50
k	U.S. Treasury Inflation Indexed Bonds	1.875%, 07/15/13	39,575,464	40,255,767	8.42
k	U.S. Treasury Inflation Indexed Bonds	2.000%, 01/15/14	39,968,222	40,935,853	8.57
k	U.S. Treasury Inflation Indexed Bonds	3.625%, 01/15/08	38,220,866	41,923,704	8.77
k	U.S. Treasury Inflation Indexed Bonds	3.875%, 01/15/09	34,573,099	38,921,704	8.15
k	U.S.Treasury Inflation Indexed Bonds	4.250%, 01/15/10	23,681,152	27,488,609	5.75
k	U.S. Treasury Inflation Indexed Bonds	3.500%, 01/15/11	23,942,176	27,099,432	5.67
k	U.S. Treasury Inflation Indexed Bonds	3.375%, 01/15/12	12,480,516	14,141,923	2.96
k	U.S. Treasury Inflation Indexed Bonds	3.000%, 07/15/12	43,507,413	48,184,461	10.08
k	U.S. Treasury Inflation Indexed Bonds	3.625%, 04/15/28	36,338,520	46,121,577	9.65
k	U.S. Treasury Inflation Indexed Bonds	3.875%, 04/15/29	41,829,738	55,503,044	11.62
k	U.S. Treasury Inflation Indexed Bonds	3.375%, 04/15/32	10,142,772	12,865,498	2.69
k	U.S. Treasury Inflation Indexed Bonds	3.375%, 01/15/07	36,970,912	39,501,202	8.27

	TOTAL U.S. TREASURY SECURITIES			473,772,577	99.15

	TOTAL GOVERNMENT BONDS		(Cost $461,360,204)	473,772,577	99.15

	SHORT-TERM INVESTMENT
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit Bank (FFCB)	1.230%, 10/01/04	470,000	469,978	0.10

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			469,978	0.10

	TOTAL SHORT-TERM INVESTMENT		(Cost $470,000)	469,978	0.10

		TOTAL PORTFOLIO	(Cost $461,830,204)	474,242,555	99.25
	OTHER ASSETS & LIABILITIES, NET			3,598,308	0.75

		NET ASSETS		$477,840,863	100.00%

__________
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

__________
For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2004 the aggregate cost of portfolio investments for federal income tax purposes was $464,575,236. Net unrealized appreciation of portfolio investments aggregated $9,667,319 of which $12,412,373 related to appreciated portfolio investments and $2,745,054 related to depreciated portfolio investments.

50 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Report of Management Responsibility

To the Shareholders of TIAA-CREF Institutional Mutual Funds:

The accompanying financial statements of the TIAA-CREF Institutional Mutual Funds (the “Funds”) are the responsibility of management. They have been prepared in accordance with U.S. generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds’ internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the chief audit executive regularly reports to the Audit Committee of the Funds’ Board of Trustees.

The accompanying financial statements have been audited by the independent registered public accounting firm of Ernst & Young LLP. To maintain auditor independence and avoid any potential conflict of interest, it continues to be the Funds’ policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The report of the independent registered public accounting firm, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds’ Board of Trustees, consisting entirely of trustees who are not officers of TIAA-CREF Institutional Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent registered public accounting firm, the Securities and Exchange Commission performs periodic examinations of the Funds’ operations.

/s/ B. White	Elizabeth A. Monrad

President	Executive Vice President and
Principal Accounting Officer

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 51

Report of the Audit Committee

To the Shareholders of TIAA-CREF Institutional Mutual Funds:

The Audit Committee oversees the financial reporting process of the TIAA-CREF Institutional Mutual Funds (the “Funds”) on behalf of the Funds’ Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds’ financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent registered public accounting firm responsible for expressing an opinion on the conformity of these audited financial statements with U.S. generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Willard T. Carleton, Audit Committee Member
Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

November 11, 2004

52 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

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2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 53

Statements of Assets and Liabilities
TIAA-CREF Institutional Mutual Funds	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Real Estate	Inflation-Linked
September 30, 2004	Value Fund	Growth Fund	Value Fund	Equity Fund	Securities Fund	Bond Fund

ASSETS
Portfolio investments, at cost	$224,517,795	$122,683,054	$134,558,407	$211,324,277	$322,837,588	$461,830,204
Net unrealized appreciation of
portfolio investments	12,564,443	4,791,503	5,843,484	11,427,130	12,199,387	12,412,351

Portfolio investments, at value	237,082,238	127,474,557	140,401,891	222,751,407	335,036,975	474,242,555
Cash	—	—	28,476	—	1,930	—
Receivable from securities transactions	2,686,568	1,029,070	1,970,648	11,961,330	8,411,817	1,325,518
Receivable from Fund shares sold	1,096,790	265,081	633,643	912,974	583,319	187,957
Due from investment advisor	4,000	15,000	11,000	121,506	12,000	8,000
Dividends and interest receivable	420,604	37,332	165,286	222,571	952,372	3,624,450

Total Assets	241,290,200	128,821,040	143,210,944	235,969,788	344,998,413	479,388,480

LIABILITIES
Accrued expenses	137,170	102,574	96,994	148,087	144,141	171,179
Due to custodian	56,370	635,996	—	952,246	—	34,812
Payable for securities transactions	3,317,823	1,072,863	2,091,827	11,039,192	10,308,330	1,285,062
Payable for Fund shares redeemed	9,654	217,228	6,000	18,685	678,573	56,564

Total Liabilities	3,521,017	2,028,661	2,194,821	12,158,210	11,131,044	1,547,617

NET ASSETS	$237,769,183	$126,792,379	$141,016,123	$223,811,578	$333,867,369	$477,840,863

NET ASSETS CONSIST OF:
Paid-in-capital	$204,143,348	$117,557,189	$127,178,595	$202,669,962	$287,715,436	$463,722,491
Accumulated undistributed net investment income	2,691,425	3,992	1,159,845	1,088,850	722,638	—
Accumulated undistributed net realized gain
on total investments	18,369,967	4,439,695	6,834,199	8,625,636	33,229,908	1,706,021
Accumulated net unrealized appreciation
on total investments	12,564,443	4,791,503	5,843,484	11,427,130	12,199,387	12,412,351

NET ASSETS	$237,769,183	$126,792,379	$141,016,123	$223,811,578	$333,867,369	$477,840,863

RETIREMENT CLASS:
Net Assets	$69,314,484	$74,599,723	$92,268,452	$116,445,167	$69,979,579	—
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	5,168,865	5,241,759	6,415,675	8,200,749	5,136,154	—
Net asset value per share	$13.41	$14.23	$14.38	$14.20	$13.62	—

INSTITUTIONAL CLASS:
Net Assets	$31,288,858	$3,684,257	$8,041,900	$45,429,360	$156,192,739	$382,305,207
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	2,334,250	257,670	556,949	3,180,157	11,566,962	35,562,500
Net asset value per share	$13.40	$14.30	$14.44	$14.29	$13.50	$10.75

RETAIL CLASS:
Net Assets	$137,165,841	$48,508,399	$40,705,771	$61,937,051	$107,695,051	$95,535,656
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	10,349,725	3,407,914	2,852,969	4,375,896	8,053,027	8,984,386
Net asset value per share	$13.25	$14.23	$14.27	$14.15	$13.37	$10.63

54 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 55

Statements of Operations
TIAA-CREF Institutional Mutual Funds	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Real Estate	Inflation-Linked
For the Year Ended September 30, 2004	Value Fund	Growth Fund	Value Fund	Equity Fund	Securities Fund	Bond Fund

INVESTMENT INCOME
Interest	$11,727	$11,388	$17,059	$12,022	$149,084	$16,610,123
Dividends	4,052,937	496,756	1,764,687	2,000,431	10,786,478	—
Foreign taxes withheld	(1,959)	(115)	(691)	(438)	(4,560)	—

Total income	4,062,705	508,029	1,781,055	2,012,015	10,931,002	16,610,123

EXPENSES
Investment management fees	139,120	87,406	70,418	138,422	229,100	333,032
Service Agreement Fees—Retirement Class	130,616	212,885	188,515	295,156	150,922	—
Service Agreement Fees—Institutional Class	9,606	1,181	2,518	14,285	53,099	94,532
Service Agreement Fees—Retail Class	367,843	144,182	86,732	95,957	255,491	98,887
Custody fees	19,911	32,464	18,018	75,863	24,121	31,619
Audit fees	13,734	9,759	7,916	16,136	20,769	28,524
Registration fees—Retirement Class	26,801	47,398	37,781	51,363	17,843	—
Registration fees—Institutional Class	12,149	1,096	2,197	8,409	31,470	34,810
Registration fees—Retail Class	57,496	31,865	18,945	30,518	34,489	15,546
Trustee fees and expenses	1,435	838	705	1,353	2,027	3,199

Total expenses before expense reimbursement	778,711	569,074	433,745	727,462	819,331	640,149
Less expenses reimbursed by the
investment advisor (See Note 2)	(70,000)	(72,000)	(43,000)	(109,000)	(63,000)	(34,000)

Net expenses	708,711	497,074	390,745	618,462	756,331	606,149

Net investment income	3,353,994	10,955	1,390,310	1,393,553	10,174,671	16,003,974

NET REALIZED AND UNREALIZED GAIN ON
TOTAL INVESTMENTS
Realized gain on:
Portfolio investments	21,028,960	5,508,129	7,260,212	11,660,753	40,031,441	3,071,023
Foreign currency transactions	—	—	(219)	—	—	—

Net realized gain on total investments	21,028,960	5,508,129	7,259,993	11,660,753	40,031,441	3,071,023

Change in unrealized appreciation on:
Portfolio investments	3,610,107	136,264	3,768,104	4,828,393	3,319,972	7,416,879
Translation of assets (other than portfolio investments)
and liabilities denominated in foreign currencies	—	—	(3)	—	—	—

Net change in unrealized appreciation
on total investments	3,610,107	136,264	3,768,101	4,828,393	3,319,972	7,416,879

Net realized and unrealized gain
on total investments	24,639,067	5,644,393	11,028,094	16,489,146	43,351,413	10,487,902

Net increase from payment by investment advisor
for investment transaction loss (See Note 8)	—	—	—	93,506	—	—

Net increase in net assets resulting
from operations	$27,993,061	$5,655,348	$12,418,404	$17,976,205	$53,526,084	$26,491,876

56 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 57

Statements of Changes in Net Assets

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$3,353,994	$1,196,820	$10,955	$2,793	$1,390,310	$307,525
Net realized gain on total investments	21,028,960	3,745,930	5,508,129	1,911,610	7,259,993	1,407,116
Net change in unrealized appreciation
on total investments	3,610,107	10,311,362	136,264	5,444,532	3,768,101	2,998,384

Net increase from operations	27,993,061	15,254,112	5,655,348	7,358,935	12,418,404	4,713,025

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(112,625)	(580)	—	(18)	(144,631)	(608)
Institutional Class	(225,234)	(9,574)	(4,596)	(26)	(49,959)	(2,883)
Retail Class	(1,363,084)	(118,451)	(2,167)	(1,570)	(238,395)	(66,665)
From realized gains:
Retirement Class	(993,550)	—	(1,648,692)	(2)	(1,065,435)	—
Institutional Class	(854,856)	—	(84,429)	(3)	(168,323)	—
Retail Class	(4,261,173)	—	(1,246,794)	(180)	(589,346)	—

Total distributions	(7,810,522)	(128,605)	(2,986,678)	(1,799)	(2,256,089)	(70,156)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	55,984,806	9,337,846	48,185,844	23,648,632	70,476,629	14,549,465
Institutional Class	13,588,096	13,322,780	1,611,420	1,391,967	3,060,579	3,323,806
Retail Class	37,900,018	54,009,734	24,916,195	7,803,023	28,162,912	(2,395,256)

Total net shareholder transactions	107,472,920	76,670,360	74,713,459	32,843,622	101,700,120	15,478,015

Total increase in net assets	127,655,459	91,795,867	77,382,129	40,200,758	111,862,435	20,120,884

NET ASSETS
Beginning of year	110,113,724	18,317,857	49,410,250	9,209,492	29,153,688	9,032,804

End of year	$237,769,183	$110,113,724	$126,792,379	$49,410,250	$141,016,123	$29,153,688

Accumulated undistributed net investment income	$2,691,425	$1,084,778	$3,992	$2,882	$1,159,845	$246,104

58 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 59

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Equity Fund		Real Estate Securities Fund		Inflation-Linked Bond Fund

	For the Years Ended September 30,		For the Years Ended September 30,		For the Years Ended September 30,
	2004	2003	2004	2003	2004	2003

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$1,393,553	$444,984	$10,174,671	$3,989,978	$16,003,974	$5,206,572
Net realized gain on total investments	11,660,753	5,328,696	40,031,441	14,120,615	3,071,023	1,102,026
Net change in unrealized appreciation
on total investments	4,828,393	7,883,583	3,319,972	9,483,663	7,416,879	4,734,905
Net increase from payment by investment
advisor for investment transaction loss (Note 8)	93,506	—	—	—	—	—

Net increase from operations	17,976,205	13,657,263	53,526,084	27,594,256	26,491,876	11,043,503

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(159,787)	(370)	(1,478,013)	(124,419)	—	—
Institutional Class	(166,706)	(4,819)	(4,852,256)	(2,010,369)	(13,440,343)	(4,102,160)
Retail Class	(363,682)	(89,453)	(2,601,245)	(1,314,632)	(2,575,544)	(1,104,834)
From realized gains:
Retirement Class	(3,629,107)	—	(3,007,192)	(142)	—	—
Institutional Class	(2,041,489)	—	(12,623,118)	(7,245)	(2,261,064)	—
Retail Class	(2,565,183)	—	(6,341,083)	(32,562)	(205,964)	—

Total distributions	(8,925,954)	(94,642)	(30,902,907)	(3,489,369)	(18,482,915)	(5,206,994)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	84,839,286	27,451,800	53,597,202	13,024,997	—	—
Institutional Class (See Note 8)	23,724,659	16,014,579	42,865,145	84,299,248	152,023,929	218,367,845
Retail Class	30,320,089	311,763	48,582,970	25,329,112	74,477,544	(3,147,002)

Total net shareholder transactions	138,884,034	43,778,142	145,045,317	122,653,357	226,501,473	215,220,843

Total increase in net assets	147,934,285	57,340,763	167,668,494	146,758,244	234,510,434	221,057,352

NET ASSETS
Beginning of year	75,877,293	18,536,530	166,198,875	19,440,631	243,330,429	22,273,077

End of year	$223,811,578	$75,877,293	$333,867,369	$166,198,875	$477,840,863	$243,330,429

Accumulated undistributed net investment income	$1,088,850	$373,421	$722,638	$560,523	$—	$11,913

60 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 61

Financial Highlights

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the	For the	September 4, 2002	For the	For the	September 4, 2002	For the	For the	September 4, 2002
	Year	Year	(commencement	Year	Year	(commencement	Year	Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.55	$9.16	$10.00	$11.59	$9.16	$10.00	$11.52	$9.16	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.24	0.21	0.01	0.28	0.25	0.01	0.24	0.22	0.01
Net realized and unrealized gain (loss)
on total investments	2.23	2.24	(0.85)	2.22	2.22	(0.85)	2.21	2.20	(0.85)

Total gain (loss) from investment operations	2.47	2.45	(0.84)	2.50	2.47	(0.84)	2.45	2.42	(0.84)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.14)	(0.04)	—	(0.17)	(0.06)	—
Net realized gains	(0.55)	—	—	(0.55)	—	—	(0.55)	—	—

Total distributions	(0.61)	(0.06)	—	(0.69)	(0.04)	—	(0.72)	(0.06)	—

Net asset value, end of period	$13.41	$11.55	$9.16	$13.40	$11.59	$9.16	$13.25	$11.52	$9.16

TOTAL RETURN	21.59%	26.94%	(8.40)%	21.96%	26.98%	(8.40)%	21.67%	26.47%	(8.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$69,314	$9,943	$92	$31,289	$14,822	$92	$137,166	$85,349	$18,135
Ratio of expenses to average net assets before expense reimbursement	0.51%	0.54%	0.03%	0.17%	0.21%	0.01%	0.49%	0.51%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.48%	0.47%	0.03%	0.14%	0.14%	0.01%	0.44%	0.44%	0.03%
Ratio of net investment income to average net assets	1.87%	1.89%	0.09%	2.20%	2.31%	0.11%	1.89%	1.99%	0.09%
Portfolio turnover rate	153.96%	184.99%	25.09%	153.96%	184.99%	25.09%	153.96%	184.99%	25.09%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

Mid-Cap Growth Fund

Retirement Class	Institutional Class	Retail Class

For the Period	For the Period	For the Period
For the	For the	September 4, 2002	For the	For the	September 4, 2002	For the	For the	September 4, 2002
Year	Year	(commencement	Year	Year	(commencement	Year	Year	(commencement
Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.97	$9.21	$10.00	$13.02	$9.21	$10.00	$12.98	$9.21	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (b)	(0.00	)(c)	(0.00	)(c)	0.00	(c)	0.05	0.04	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net realized and unrealized gain (loss) on total investments	1.76	3.76	(0.79)	1.76	3.77	(0.79)	1.75	3.77	(0.79)

Total gain (loss) from investment operations	1.76	3.76	(0.79)	1.81	3.81	(0.79)	1.75	3.77	(0.79)

Less distributions from:
Net investment income	—	0.00	(c)	—	(0.03)	—	—	(0.00)	)(c)	(0.00	)(c)	—
Net realized gains	(0.50)	0.00	(c)	—	(0.50)	(0.00	)(c)	—	(0.50)	(0.00	)(c)	—

Total distributions	(0.50)	(0.00	)(c)	—	(0.53)	(0.00	)(c)	—	(0.50)	(0.00	)(c)	—

Net asset value, end of period	$14.23	$12.97	$9.21	$14.30	$13.02	$9.21	$14.23	$12.98	$9.21

TOTAL RETURN	13.48%	40.85%	(7.90)%	13.88%	41.37%	(7.90)%	13.48%	40.96%	(7.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$74,600	$25,519	$92	$3,684	$1,887	$92	$48,508	$22,004	$9,025
Ratio of expenses to average net assets
before expense reimbursement	0.54%	0.73%	0.03%	0.17%	0.39%	0.01%	0.51%	0.69%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.48%	0.47%	0.03%	0.14%	0.14%	0.01%	0.44%	0.44%	0.03%
Ratio of net investment income (loss) to average net assets	(0.01)%	(0.02)%	0.02%	0.32%	0.31%	0.04%	0.02%	0.01%	0.02%
Portfolio turnover rate	147.58%	162.02%	18.61%	147.58%	162.02%	18.61%	147.58%	162.02%	18.61%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.
(c) Amount represents less than $0.01 per share.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the	For the	September 4, 2002	For the	For the	September 4, 2002	For the	For the	September 4, 2002
	Year	Year	(commencement	Year	Year	(commencement	Year	Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.95	$9.03	$10.00	$12.02	$9.03	$10.00	$11.97	$9.03	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.21	0.18	0.01	0.26	0.22	0.01	0.22	0.19	0.01
Net realized and unrealized gain (loss) on total investments	2.73	2.80	(0.98)	2.74	2.81	(0.98)	2.71	2.80	(0.98)

Total gain (loss) from investment operations	2.94	2.98	(0.97)	3.00	3.03	(0.97)	2.93	2.99	(0.97)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.13)	(0.04)	—	(0.18)	(0.05)	—
Net realized gains	(0.45)	—	—	(0.45)	—	—	(0.45)	—	—

Total distributions	(0.51)	(0.06)	—	(0.58)	(0.04)	—	(0.63)	(0.05)	—

Net asset value, end of period	$14.38	$11.95	$9.03	$14.44	$12.02	$9.03	$14.27	$11.97	$9.03

TOTAL RETURN	24.82%	33.27%	(9.70)%	25.36%	33.63%	(9.70)%	24.89%	33.29%	(9.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$92,268	$15,669	$90	$8,042	$4,009	$90	$40,706	$9,476	$8,852
Ratio of expenses to average net assets before expense reimbursement	0.52%	0.65%	0.03%	0.17%	0.32%	0.01%	0.51%	0.62%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.48%	0.47%	0.03%	0.14%	0.14%	0.01%	0.44%	0.44%	0.03%
Ratio of net investment income to average net assets	1.54%	1.52%	0.12%	1.88%	2.05%	0.14%	1.58%	1.83%	0.11%
Portfolio turnover rate	172.61%	214.97%	15.01%	172.61%	214.97%	15.01%	172.61%	214.97%	15.01%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

Small-Cap Equity Fund

Retirement Class	Institutional Class	Retail Class

For the Period	For the Period	For the Period
For the	For the	September 4, 2002	For the	For the	September 4, 2002	For the	For the	September 4, 2002
Year	Year	(commencement	Year	Year	(commencement	Year	Year	(commencement
Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.62	$9.27	$10.00	$12.68	$9.27	$10.00	$12.64	$9.27	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.09	0.11	0.01	0.14	0.14	0.02	0.12	0.12	0.02
Net realized and unrealized gain (loss) on total investments	2.46	3.28	(0.74)	2.48	3.29	(0.75)	2.45	3.29	(0.75)

Total gain (loss) from investment operations	2.55	3.39	(0.73)	2.62	3.43	(0.73)	2.57	3.41	(0.73)

Less distributions from:
Net investment income	(0.04)	(0.04)	—	(0.08)	(0.02)	—	(0.13)	(0.04)	—
Net realized gains	(0.93)	—	—	(0.93)	—	—	(0.93)	—	—

Total distributions	(0.97)	(0.04)	—	(1.01)	(0.02)	—	(1.06)	(0.04)	—

Net asset value, end of period	$14.20	(c)	$12.62	$9.27	$14.29	(c)	$12.68	$9.27	$14.15	(c)	$12.64	$9.27

TOTAL RETURN	20.53	%(c)	36.65%	(7.30)%	20.98	%(c)	37.12%	(7.30)%	20.70	%(c)	36.90%	(7.30)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$116,445	$29,036	$93	$45,429	$18,702	$93	$61,937	$28,139	$18,351
Ratio of expenses to average net assets before expense reimbursement	0.54%	0.95%	0.03%	0.20%	0.62%	0.01%	0.38%	0.78%	0.02%
Ratio of expenses to average net assets after expense reimbursement	0.48%	0.47%	0.03%	0.14%	0.14%	0.01%	0.30%	0.30%	0.02%
Ratio of net investment income to average net assets	0.68%	0.89%	0.15%	1.03%	1.25%	0.17%	0.87%	1.10%	0.16%
Portfolio turnover rate	294.55%	328.39%	14.52%	294.55%	328.39%	14.52%	294.55%	328.39%	14.52%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	During the year ended September 30, 2004, the Small-Cap Equity Fund was reimbursed by the Adviser for an investment loss resulting from an overstatement of cash available for investment. Had the Fund not been reimbursed, the net asset value and total return for the Retirement Class would have been $14.19 and 20.44%, respectively, and the net asset value and total return for the Institutional Class would have been $14.28 and 20.86%, respectively. There was no change to the net asset value or total return for the Retail Class (see Note 8).

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Real Estate Securities Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the	For the	September 4, 2002	For the	For the	September 4, 2002	For the	For the	September 4, 2002
	Year	Year	(commencement	Year	Year	(commencement	Year	Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.40	$9.72	$10.00	$12.32	$9.72	$10.00	$12.22	$9.72	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.50	0.57	0.05	0.53	0.59	0.05	0.49	0.52	0.05
Net realized and unrealized gain (loss)
on total investments	2.49	2.39	(0.31)	2.48	2.37	(0.31)	2.45	2.39	(0.31)

Total gain (loss) from investment operations	2.99	2.96	(0.26)	3.01	2.96	(0.26)	2.94	2.91	(0.26)

Less distributions from:
Net investment income	(0.43)	(0.27)	(0.02)	(0.49)	(0.35)	(0.02)	(0.45)	(0.40)	(0.02)
Net realized gains	(1.34)	(0.01)	—	(1.34)	(0.01)	—	(1.34)	(0.01)	—

Total distributions	(1.77)	(0.28)	(0.02)	(1.83)	(0.36)	(0.02)	(1.79)	(0.41)	(0.02)

Net asset value, end of period	$13.62	$12.40	$9.72	$13.50	$12.32	$9.72	$13.37	$12.22	$9.72

TOTAL RETURN	25.81%	30.92%	(2.58)%	26.30%	30.94%	(2.56)%	25.84%	30.66%	(2.59)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$69,980	$14,207	$97	$156,193	$99,389	$97	$107,695	$52,603	$19,246
Ratio of expenses to average net assets
before expense reimbursement	0.50%	0.51%	0.03%	0.16%	0.18%	0.01%	0.50%	0.47%	0.03%
Ratio of expenses to average net assets
after expense reimbursement	0.47%	0.48%	0.03%	0.15%	0.15%	0.01%	0.45%	0.45%	0.03%
Ratio of net investment income to average net assets	3.88%	4.81%	0.51%	4.12%	5.27%	0.53%	3.87%	4.80%	0.50%
Portfolio turnover rate	348.86%	317.14%	15.45%	348.86%	317.14%	15.45%	348.86%	317.14%	15.45%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

70 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 71

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Inflation-Linked Bond Fund

	Institutional Class			Retail Class

			For the Period			For the Period
	For the	For the	September 4, 2002	For the	For the	September 4, 2002
	Year	Year	(commencement	Year	Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)
	September 30,	September 30,	to September 30,	September 30,	September 30,	to September 30,
	2004	2003	2002 (a)	2004	2003	2002 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.51	$10.12	$10.00	$10.39	$10.12	$10.00

Gain from investment operations:
Net investment income (b)	0.45	0.37	0.02	0.49	0.40	0.02
Net realized and unrealized gain
on total investments	0.30	0.31	0.12	0.24	0.26	0.12

Total gain from investment operations	0.75	0.68	0.14	0.73	0.66	0.14

Less distributions from:
Net investment income	(0.42)	(0.29)	(0.02)	(0.40)	(0.39)	(0.02)
Net realized gains	(0.09)	—	—	(0.09)	—	—

Total distributions	(0.51)	(0.29)	(0.02)	(0.49)	(0.39)	(0.02)

Net asset value, end of period	$10.75	$10.51	$10.12	$10.63	$10.39	$10.12

TOTAL RETURN	7.36%	6.82%	1.37%	7.20%	6.64%	1.36%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$382,305	$223,138	$101	$95,536	$20,193	$22,172
Ratio of expenses to average net assets
before expense reimbursement	0.15%	0.15%	0.01%	0.33%	0.31%	0.02%
Ratio of expenses to average net assets
after expense reimbursement	0.14%	0.14%	0.01%	0.30%	0.30%	0.02%
Ratio of net investment income to average net assets	4.27%	3.56%	0.23%	4.67%	3.93%	0.22%
Portfolio turnover rate	150.53%	209.51%	0.00%	150.53%	209.51%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

72 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 73

Notes to Financial Statements

TIAA-CREF Institutional Mutual Funds

Note 1. Significant Accounting Policies

TIAA-CREF Institutional Mutual Funds (the “Funds”) is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. These financial statements consist of six of the twenty-three funds comprising TIAA-CREF Institutional Mutual Funds. The Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Real Estate Securities, and Inflation-Linked Bond Funds (collectively, the “Funds”) commenced operations on September 4, 2002 with a seed money investment by Teachers Insurance and Annuity Association of America (“TIAA”). At September 30, 2004, TIAA had remaining seed money investment in the Real Estate Securities Fund as follows:

	Value of TIAA’s Seed Money Investment at September 30, 2004

	Retirement	Institutional	Retail
	Class	Class	Class	Total

Real Estate Securities Fund	$157,525	$158,085	$12,617,076	$12,932,686

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned subsidiary of TIAA. The Funds offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, LLC (“Services”), a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. (“Advisors”), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of Investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments,

74 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Notes to Financial Statements (continued)

are valued based on the most recent bid price or the equivalent quoted yield of such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund’s net asset value is calculated.

Accounting for Investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Foreign Currency Transactions and Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 75

Notes to Financial Statements (continued)

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted Securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Real Estate Securities and Inflation-Linked Bond Funds, where distributions are declared and paid quarterly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds.

Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

Note 2. Management Agreement

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund’s net assets, based on the average daily net assets of each Fund. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Various other expenses (including custody, audit, regulatory and trustee fees) are borne directly by the Fund’s/Classes’. Advisors has voluntarily agreed to partially reimburse the Funds for the various other expenses. The total reimbursement to the Funds for the year ended September 30, 2004 was $391,000. Advisors will receive the following annual percentages of each Fund’s/Classes’ average daily net assets for investment management and service agreement fees:

76 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Notes to Financial Statements (continued)

	Investment
	Management
	Fee	Service Agreement Fee

	All	Retirement	Institutional	Retail
	Classes	Class	Class	Class

Large-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Growth Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Small-Cap Equity Fund	0.08%	0.34%	0.04%	0.19%
Real Estate Securities Fund	0.09%	0.34%	0.04%	0.33%
Inflation-Linked Bond Fund	0.09%	—	0.03%	0.18%

To limit the Fund’s/Classes’ expenses, Advisors has agreed to reimburse the Funds if expenses, as described above, exceed the percentages listed below.

	Retirement	Institutional	Retail
	Class	Class	Class

Large-Cap Value Fund	0.48%	0.14%	0.44%
Mid-Cap Growth Fund	0.48%	0.14%	0.44%
Mid-Cap Value Fund	0.48%	0.14%	0.44%
Small-Cap Equity Fund	0.48%	0.14%	0.30%
Real Estate Securities Fund	0.47%	0.15%	0.45%
Inflation-Linked Bond Fund	—	0.14%	0.30%

Note 3. Investments

At September 30, 2004, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Large-Cap Value Fund	$17,318,939	$4,754,496	$12,564,443
Mid-Cap Growth Fund	10,410,070	5,618,567	4,791,503
Mid-Cap Value Fund	10,688,011	4,844,527	5,843,484
Small-Cap Equity Fund	20,470,294	9,043,164	11,427,130
Real Estate Securities Fund	19,119,664	6,920,277	12,199,387
Inflation-Linked Bond Fund	12,412,373	22	12,412,351

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 77

Notes to Financial Statements (continued)

Purchases and sales of securities, other than short-term money market instruments, for the Funds for the year ended September 30, 2004, were as follows:

	Non-Government	Government	Non-Government	Government
	Purchases	Purchases	Sales	Sales

Large-Cap Value Fund	$370,679,881	$—	$267,875,043	$—
Mid-Cap Growth Fund	231,090,270	—	158,174,752	—
Mid-Cap Value Fund	250,077,421	—	150,795,145	—
Small-Cap Equity Fund	635,123,752	—	504,156,182	—
Real Estate Securities Fund	967,947,813	—	851,029,163	—
Inflation-Linked Bond Fund	—	765,835,893	—	546,920,018

Note 4. Trustee Fees

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

78 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Notes to Financial Statements (continued)

Note 5. Shareholder Transactions
Large-Cap Value Fund

For the Years Ended September 30,

2004			2003

Amount		Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(112,554)	(10,058)
Subscriptions	68,330,772	5,240,334	10,088,016	913,533
Reinvestment of distributions	1,106,174	87,514	580	59
Redemptions	(13,452,140)	(1,019,498)	(638,196)	(53,027)

Net increase	$55,984,806	4,308,350	$9,337,846	850,507

Institutional Class:
Seed money redemptions	$—	—	$(112,702)	(10,036)
Subscriptions	15,538,789	1,205,912	14,917,948	1,404,132
Reinvestment of distributions	102,938	8,169	3,501	353
Redemptions	(2,053,631)	(159,014)	(1,485,967)	(125,274)

Net increase	$13,588,096	1,055,067	$13,322,780	1,269,175

Retail Class:
Seed money redemptions	$—	—	$(22,535,000)	(2,011,282)
Subscriptions	17,697,831	1,384,632	5,196,695	479,918
Reinvestment of distributions	5,581,846	447,090	118,170	11,938
Exchanges	17,068,267	1,298,327	71,330,646	6,976,546
Redemptions	(2,447,926)	(186,815)	(100,777)	(30,634)

Net increase	$37,900,018	2,943,234	$54,009,734	5,426,486

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 79

Notes to Financial Statements (continued)

	Mid-Cap Growth Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(124,422)	(10,002)
Subscriptions	68,219,765	4,699,551	27,144,891	2,239,622
Reinvestment of distributions	1,648,689	116,350	17	2
Redemptions	(21,682,610)	(1,540,986)	(3,371,854)	(272,786)

Net increase	$48,185,844	3,274,915	$23,648,632	1,956,836

Institutional Class:
Seed money redemptions	$—	—	$(124,702)	(10,000)
Subscriptions	2,203,613	153,729	2,237,098	192,934
Reinvestment of distributions	27,672	1,949	3	—
Redemptions	(619,865)	(42,965)	(720,432)	(47,985)

Net increase	$1,611,420	112,713	$1,391,967	134,949

Retail Class:
Seed money redemptions	$—	—	$(12,313,236)	(980,147)
Subscriptions	25,836,844	1,792,547	10,139,848	876,040
Reinvestment of distributions	1,221,595	86,257	1,763	176
Exchanges	3,359,516	219,016	11,342,187	960,214
Redemptions	(5,501,760)	(385,710)	(1,367,539)	(140,484)

Net increase	$24,916,195	1,712,110	$7,803,023	715,799

80 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Notes to Financial Statements (continued)

	Mid-Cap Value Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(113,602)	(10,062)
Subscriptions	84,790,753	6,129,080	15,117,447	1,341,584
Reinvestment of distributions	1,210,066	90,506	608	62
Redemptions	(15,524,190)	(1,114,591)	(454,988)	(30,912)

Net increase	$70,476,629	5,104,995	$14,549,465	1,300,672

Institutional Class:
Seed money redemptions	$—	—	$(113,844)	(10,039)
Subscriptions	3,895,131	283,019	4,360,446	404,250
Reinvestment of distributions	76,386	5,705	527	54
Redemptions	(910,938)	(65,191)	(923,323)	(70,857)

Net increase	$3,060,579	223,533	$3,323,806	323,408

Retail Class:
Seed money redemptions	$—	—	$(11,311,423)	(985,423)
Subscriptions	17,732,643	1,297,543	6,764,962	645,657
Reinvestment of distributions	780,846	58,936	66,254	6,804
Exchanges	13,250,783	965,460	4,390,626	405,620
Redemptions	(3,601,360)	(260,782)	(2,305,675)	(260,851)

Net increase (decrease)	$28,162,912	2,061,157	$(2,395,256)	(188,193)

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 81

Notes to Financial Statements (continued)

	Small-Cap Equity Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(119,245)	(10,037)
Subscriptions	121,058,196	8,589,669	30,933,306	2,572,711
Reinvestment of distributions	3,788,891	277,371	370	37
Redemptions	(40,007,801)	(2,966,741)	(3,362,631)	(272,269)

Net increase	$84,839,286	5,900,299	$27,451,800	2,290,442

Institutional Class:
Seed money redemptions	$—	—	$(119,593)	(10,025)
Subscriptions	28,588,554	2,055,677	19,250,389	1,742,676
Reinvestment of distributions	1,168,635	85,239	2,154	218
Redemptions	(6,032,530)	(435,171)	(3,118,371)	(268,465)

Net increase	$23,724,659	1,705,745	$16,014,579	1,464,404

Retail Class:
Seed money redemptions	$—	—	$(24,933,917)	(1,987,900)
Subscriptions	22,421,679	1,608,422	8,430,302	746,781
Reinvestment of distributions	2,869,958	211,013	89,191	9,060
Exchanges	9,837,058	676,736	18,414,161	1,665,247
Redemptions	(4,808,606)	(346,917)	(1,687,974)	(186,551)

Net increase	$30,320,089	2,149,254	$311,763	246,637

82 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Notes to Financial Statements (continued)

	Real Estate Securities Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$87,592,242	6,721,257	$14,519,010	1,264,727
Reinvestment of distributions	4,495,416	359,738	124,776	10,422
Redemptions	(38,490,456)	(3,090,343)	(1,618,789)	(139,655)

Net increase	$53,597,202	3,990,652	$13,024,997	1,135,494

Institutional Class:
Subscriptions	$77,062,195	6,076,287	$69,213,255	6,480,028
Reinvestment of distributions	12,251,013	996,688	1,480,117	128,275
Exchanges	3,067	260	16,645,695	1,717,772
Redemptions	(46,451,130)	(3,571,259)	(3,039,819)	(271,097)

Net increase	$42,865,145	3,501,976	$84,299,248	8,054,978

Retail Class:
Seed money redemptions	$(10,000,000)	(794,912)	$(5,000,000)	(428,816)
Subscriptions	64,825,462	5,074,740	18,825,800	1,697,560
Reinvestment of distributions	8,437,757	694,020	1,366,555	124,851
Exchanges	9,031,534	660,114	11,336,676	1,047,509
Redemptions	(23,711,783)	(1,886,188)	(1,199,919)	(115,856)

Net increase	$48,582,970	3,747,774	$25,329,112	2,325,248

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 83

Notes to Financial Statements (continued)

	Inflation-Linked Bond Fund

	For the Years Ended September 30,

	2004		2003

	Amount	Shares	Amount	Shares

Institutional Class:
Seed money redemptions	$(114,884)	(10,482)	$—	—
Subscriptions	250,218,699	23,411,152	116,527,629	11,253,433
Reinvestment of distributions	14,582,034	1,381,350	3,682,819	350,556
Exchanges	10,892	988	103,137,000	10,095,259
Redemptions	(112,672,812)	(10,452,289)	(4,979,603)	(477,474)

Net increase	$152,023,929	14,330,719	$218,367,845	21,221,774

Retail Class:
Seed money redemptions	$—	—	$(23,663,489)	(2,248,481)
Subscriptions	68,415,011	6,474,365	14,709,757	1,432,062
Reinvestment of distributions	2,688,349	257,864	1,104,168	107,419
Exchanges	6,862,441	640,348	6,383,135	626,487
Redemptions	(3,488,257)	(331,590)	(1,680,573)	(164,098)

Net increase (decrease)	$74,477,544	7,040,987	$(3,147,002)	(246,611)

Note 6. Distributions to Shareholders

The tax character of distributions paid to shareholders during the years ended September 30, 2004 and 2003 was as follows:

	2004			2003

	Ordinary	Long-term		Ordinary	Long-term
	Income	Capital Gain	Total	Income	Capital Gain	Total

Large-Cap Value Fund	$7,513,623	$296,899	$7,810,522	$128,605	$—	$128,605
Mid-Cap Growth Fund	2,443,048	543,630	2,986,678	1,799	—	1,799
Mid-Cap Value Fund	2,230,692	25,397	2,256,089	70,156	—	70,156
Small-Cap Equity Fund	7,773,988	1,151,966	8,925,954	94,642	—	94,642
Real Estate Securities Fund	30,433,252	469,655	30,902,907	3,479,173	10,196	3,489,369
Inflation-Linked Bond Fund	17,875,397	607,518	18,482,915	5,206,994	—	5,206,994

84 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Notes to Financial Statements (continued)

As of September 30, 2004, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Post-
	Ordinary	Long-term	Unrealized	October
	Income	Capital Gain	Appreciation	Losses	Total

Large-Cap Value Fund	$14,933,508	$7,058,772	$11,633,555	$—	$33,625,835
Mid-Cap Growth Fund	1,134,346	4,122,433	3,978,411	—	9,235,190
Mid-Cap Value Fund	6,346,961	2,363,468	5,127,323	(224)	13,837,528
Small-Cap Equity Fund	5,447,037	7,657,926	8,036,653	—	21,141,616
Real Estate Securities Fund	31,502,376	3,597,775	11,051,782	—	46,151,933
Inflation-Linked Bond Fund	2,237,087	2,213,966	9,667,319	—	14,118,372

The difference between book basis and tax basis net investment income, net realized gains and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales.

Note 7. Line of Credit

Each of the Funds, except the Real Estate Securities Fund, participate in a $2.25 billion unsecured revolving credit facility that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended September 30, 2004, there were no borrowings under this credit facility by the Funds.

Note 8. Payment by Investment Advisor For Transaction Loss

The Small-Cap Equity Fund was reimbursed by Advisors for an investment loss of $93,506 resulting from a trade made due to an overstatement of the cash available to the Fund for investment. Upon realization of the error in the calculation of the amount available for the Fund to invest, the related investment was sold resulting in a loss of $93,506.

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 85

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of TIAA-CREF Institutional Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of the Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Real Estate Securities and Inflation-Linked Bond Funds (six of the funds comprising TIAA-CREF Institutional Mutual Funds), as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds referred to above at September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
November 22, 2004

86 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Additional Information

Mr. William H. Waltrip, a trustee of TIAA, and Professor Stephen A. Ross, a trustee of the TIAA-CREF registered investment companies (the “Funds”), resigned from their respective boards on November 30, 2004.

On August 1, 2003, the valuation practice, a non-auditing practice of Ernst & Young, LLP (“E&Y”), the independent auditor to TIAA and the Funds, entered into an agreement with a company owned by the two trustees among others, a majority of which was owned by Professor Ross. The business relationship was created to develop intellectual property and related services to value corporate stock options. The aggregate amount paid by E&Y to the company under this agreement was approximately $1.33 million of which Professor Ross received, or will receive, approximately $335,000 (of which $60,000 represented reimbursement of expenses and $25,000 represented repayment of a loan he made to the company). Mr. Waltrip has not received any payment from the company. The agreement and business activity thereunder was terminated on August 20, 2004 and a dissolution agreement was signed as of November 17, 2004.

E&Y informed TIAA and the Funds that the business relationship between E&Y and the company owned by the trustees was not in accordance with the auditor independence standards of Regulation S-X and the Public Company Accounting Oversight Board. E&Y also notified the SEC and the Audit Committees of TIAA and the Funds of this business relationship. The Audit Committees consist entirely of independent trustees having no business relationships with TIAA, the Funds or E&Y.

The Audit Committees of TIAA and the Funds, and E&Y, each determined that the trustee’s business relationship with E&Y did not compromise E&Y’s independence from either TIAA or the Funds or the integrity or objectivity of the respective audits for 2003 and 2004. This determination was based on, among other things, the fact that the E&Y audit team was not aware of the business relationship when they issued the 2003 audit opinions on the financial statements of TIAA and the Funds and the business activity under the agreement was ceased in 2004 upon identification of the matter. Professor Ross and Mr. Waltrip had no other functions or responsibilities as Board members that would have caused them to have direct dealings with the E&Y audit team. Professor Ross and Mr. Waltrip were not members of the Audit Committees.

TIAA and the Funds will immediately begin to develop a request for proposals from accounting firms that have the requisite capacity and expertise to perform audit services for TIAA and the Funds for their respective 2005 audits. TIAA and the Funds have also taken steps to ensure that their respective trustees will identify promptly any business relationships that may bring the independence of the outside auditors into question. These steps include revising their officers and trustees questionnaires, improving the questionnaire review process, receiving quarterly auditor independence certifications, and enhancing continuing education for all trustees regarding SEC matters.

2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 87

Management of TIAA-CREF Institutional Mutual Funds

Trustees and Officers of the TIAA-CREF Institutional Mutual Funds

The following tables include certain information about the TIAA-CREF Institutional Mutual Funds’ trustees and officers, including positions held with the Funds, length of office and time served, and principal occupations in the last five years. The first table includes information about the Funds’ disinterested trustees and the second table includes information about the Funds’ officers. The first table also includes the number of portfolios in the fund complex overseen by each trustee and certain directorships held by each of them. The Funds have no interested trustees.

Disinterested Trustees

Number of
Portfolios In
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustees

WILLARD T. CARLETON	70	Trustee	Indefinite term.	Donald R. Diamond Professor of Finance	60	None
4911 E. Parade Ground Loop			Trustee since 2003.	Emeritus, University of Arizona, College
Tucson, AZ 85712-6623				of Business and Public Administration. Formerly,
Donald R. Diamond Professor of Finance,
University of Arizona, 1999-2001, and Karl L.
Eller Professor of Finance, University of Arizona,
1984-1999. Trustee of TIAA, 1984-2003.

MARTIN J. GRUBER	67	Chairman of the	Indefinite term.	Nomura Professor of Finance, New York	60	Director, Scudder Investments
New York University		Board of Trustees	Trustee since 2000.	University, Stern School of Business. Formerly,		(New York) Funds, Japan
Stern School of Business				Chairman, Department of Finance, New York		EquityFund, Inc., Singapore
Henry Kaufman Management				University, Stern School of Business, and		Fund, Inc., and Thai Capital
Education Center				trustee of TIAA, 1996-2000.		Fund, Inc.
44 West 4th Street, Suite 988
New York, NY 10012

NANCY L. JACOB	61	Trustee	Indefinite term.	President and Managing Principal, Windermere	60	None
Windermere Investment			Trustee since 1999.	Investment Associates. Formerly, Chairman and
Associates				Chief Executive Officer, CTC Consulting, Inc.,
121 S.W. Morrison Street				and Executive Vice President, U.S. Trust of the
Suite 925				Pacific Northwest.
Portland, OR 97204

BEVIS LONGSTRETH	70	Trustee	Indefinite term.	Retired Partner, Debevoise & Plimpton. Formerly,	60	Member of the Board of Directors
Debevoise & Plimpton			Trustee since 1999.	Partner and Of Counsel of Debevoise & Plimpton,		of AMVESCAP, PLC and Chairman
919 Third Avenue				Adjunct Professor at Columbia University School		of the Finance Committee of the
New York, NY 10022-6225				of Law and Commissioner of the U.S. Securities		Rockefeller Family Fund.
and Exchange Commission.

BRIDGET A. MACASKILL	56	Trustee	Indefinite term.	Formerly, Chairman, Oppenheimer Funds, Inc.,	60	Director, J Sainsbury plc and
160 East 81st Street			Trustee since 2003.	2000-2001. Chief Executive Officer, 1995-2001;		Prudential plc. International
New York, NY 10028				President, 1991-2000; and Chief Operating		Advisory Board, British-American
				Officer, 1989-1995 of that firm.		Business Council.

88 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 89

Disinterested Trustees (continued)

Number of
Portfolios In
		Position(s) Held	Term of Office and	Principal Occupation(s)	Fund Complex
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Overseen by	Other Directorships

MACEO K. SLOAN	54	Trustee	Indefinite term.	Chairman, President and Chief Executive	60	Director, SCANA Corporation
NCM Capital Management			Trustee since 1999.	Officer, Sloan Financial Group, Inc., and		and M&F Bancorp, Inc.
Group, Inc.				Chairman and Chief Executive Officer, NCM
2634 Durham-Chapel Hill Boulevard				Capital Management Group, Inc., since 1991.
Suite 206
Durham, NC 27707

AHMED H. ZEWAIL	58	Trustee	Indefinite term.	Linus Pauling Chair Professor of Chemistry	60	None
California Institute			Trustee since 2004.	and Professor of Physics, Caltech; and
Of Technology				Director, NSF Laboratory for Molecular
Arthur Amos Noyes Laboratory				Sciences (LMS), Caltech.
of Chemical Physics
Mail Code 127-72
1200 East California Boulevard
Pasadena, CA 91125

Officers

		Position(s) Held	Term of Office and	Principal Occupation(s)
Name and Address Age		with Fund	Length of Time Served	During Past 5 Years

HERBERT M. ALLISON, JR.	61	President and	Indefinite term.	Chairman, President and Chief Executive Officer of TIAA. President and Chief Executive Officer of CREF,
TIAA-CREF		Chief Executive	President and	TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate
730 Third Avenue		Officer	Chief Executive	Account VA-1 (these funds are collectively referred to as the “TIAA-CREF Funds”). Formerly, President and
New York, NY 10017-3206			Officer since 2002.	Chief Executive Officer of Alliance for LifeLong Learning, Inc., 2000-2002. President, Chief Operating Officer
and Member of the Board of Directors of Merrill Lynch & Co., Inc., 1997-1999. Member of the Board of Directors,
New York Stock Exchange.

GARY CHINERY	54	Vice President	Indefinite term.	Vice President and Treasurer of TIAA and the TIAA-CREF Funds. Vice President and Treasurer of
TIAA-CREF		and Treasurer	Vice President	Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Investment Management, LLC (“Investment
730 Third Avenue			and Treasurer	Management”), TIAA-CREF Individual and Institutional Services, LLC (“Services”), Teachers Personal
New York, NY 10017-3206			since 2004.	Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition Financing, Inc. (“Tuition Financing”) and
TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

SCOTT C. EVANS	45	Executive Vice	Indefinite term.	Executive Vice President and Chief Investment Officer of TIAA and the TIAA-CREF Funds. President and Chief
TIAA-CREF		President and	Executive Vice	Executive Officer of Investment Management and Advisors and Director of Advisors and TIAA-CREF Life.
730 Third Avenue		Chief Investment	President since	Formerly, Executive Vice President, CREF Investments.
New York, NY 10017-3206		Officer	1999. Chief
Investment Officer
since 2004.

90 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 91

Officers (continued)

		Position(s) Held	Term of Office and	Principal Occupation(s)
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years

I. STEVEN GOLDSTEIN	52	Executive Vice	Indefinite term.	Executive Vice President, Public Affairs, of TIAA and the TIAA-CREF Funds. Formerly, Advisor for
TIAA-CREF		President	Executive Vice	McKinsey & Company, 2003; Vice President, Corporate Communications for Dow Jones & Co. and The
730 Third Avenue			President since 2003.	Wall Street Journal, 2001-2002; and Senior Vice President and Chief Communications Officer for
New York, NY 10017-3206				Insurance Information Institute, 1993-2001.

E. LAVERNE JONES	55	Vice President	Indefinite term.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds.
TIAA-CREF		and Corporate	Vice President and
730 Third Avenue		Secretary	Corporate Secretary
New York, NY 10017-3206			since 1999.

SUSAN S. KOZIK	47	Executive Vice	Indefinite term.	Executive Vice President and Chief Technology Officer of TIAA and the TIAA-CREF Funds. Formerly, Vice
TIAA-CREF		President	Executive Vice	President of IT Operations and Services, Lucent Technologies, 2000-2003; and Senior Vice President
730 Third Avenue			President since 2003.	and Chief Technology Officer, Penn Mutual Life Insurance Company, 1997-2000.
New York, NY 10017-3206

GEORGE W. MADISON	50	Executive Vice	Indefinite term.	Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds. Formerly, Executive
TIAA-CREF		President	Executive Vice	Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated, 1997-2002.
730 Third Avenue			President since 2003.
New York, NY 10017-3206

ERWIN W. MARTENS	48	Executive Vice	Indefinite term.	Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Funds. Director of Advisors,
TIAA-CREF		President	Executive Vice	Services, TPIS, Tuition Financing and TIAA-CREF Life and Manager of Investment Management.
730 Third Avenue			President since 2003.	Formerly, Managing Director and Chief Risk Officer, Putnam Investments, 1999-2003; and Head and
New York, NY 10017-3206				Deputy Head of Global Market Risk Management, 1997-1999.

ELIZABETH A. MONRAD	49	Executive Vice	Indefinite term.	Executive Vice President and Chief Financial Officer of TIAA, the TIAA-CREF Funds, Advisors and Investment
TIAA-CREF		President	Executive Vice	Management. Executive Vice President of TPIS, Services and Tuition Financing. Director of Advisors, TPIS,
730 Third Avenue			President since 2003.	Tuition Financing and TIAA-CREF Life. Manager of Investment Management and Services. Executive
New York, NY 10017-3206				Vice President, Finance, Actuarial and Facilities of TIAA-CREF Life. Formerly, Chief Financial Officer and
Senior Vice President of General Re Corporation (2000-2003), Chief Financial Officer of its North American
Reinsurance Operations (1997-2000) and Corporate Treasurer. Director, Colgate-Palmolive Company.

FRANCES NOLAN	47	Executive Vice	Indefinite term.	Executive Vice President, Client Services, of TIAA and the TIAA-CREF Funds. President, Chief Executive
TIAA-CREF		President	Executive Vice	Officer and Manager of Services. Director of TPIS, Tuition Financing and TIAA-CREF Life. Formerly,
730 Third Avenue			President since 2000.	Executive Vice President, Retirement Services, CREF and TIAA, 2000-2003; Vice President, Eastern
New York, NY 10017-3206				Division, 1994-2000.

DERMOT J. O’BRIEN	38	Executive Vice	Indefinite term.	Executive Vice President, Human Resources, of TIAA and the TIAA-CREF Funds. Director, TIAA-CREF Life.
TIAA-CREF		President	Executive Vice	Formerly, First Vice President and Head of Human Resources, International Private Client Division,
730 Third Avenue			President since 2003.	Merrill Lynch & Co., 1999-Feb. 2003; and Vice President and Head of Human Resources-Japan
New York, NY 10017-3206				Morgan Stanley, 1998-1999.

BERTRAM L. SCOTT	53	Executive Vice	Indefinite term.	Executive Vice President, Product Management, of TIAA and the TIAA-CREF Funds. Chairman of the
TIAA-CREF		President	Executive Vice	Board, President and Chief Executive Officer of TIAA-CREF Life. Director of TPIS; Manager of Services;
730 Third Avenue			President since 2000.	President and Director of Tuition Financing. Formerly, President and Chief Executive Officer, Horizon
New York, NY 10017-3206				Mercy, 1996-2000.

JOHN A. SOMERS	60	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the TIAA-CREF Funds. Executive Vice President of Investment Management and Advisors and Director of TIAA-CREF Life.
TIAA-CREF		President	Executive Vice
730 Third Avenue			President since 1999.
New York, NY 10017-3206

92 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class	2004 Annual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 93

Important Tax Information—(Unaudited)

The following TIAA-CREF Institutional Mutual Funds paid distributions which were designated as being from net long-term capital gains realized by the Funds during the year ended September 30, 2004:

Amount

Large-Cap Value Fund	$296,899
Mid-Cap Growth Fund	543,630
Mid-Cap Value Fund	25,397
Small-Cap Equity Fund	1,151,966
Real Estate Securities Fund	469,655
Inflation-Linked Bond Fund	607,518

For the fiscal year ended September 30, 2004, certain dividends paid by certain TIAA-CREF Institutional Mutual Funds may qualify for the corporate dividends received deduction. Of the distributions paid during the fiscal year, the following represents the maximum amount that may qualify for the corporate dividends received deduction:

Large-Cap Value Fund	$7,513,623
Mid-Cap Growth Fund	2,443,048
Mid-Cap Value Fund	2,230,692
Small-Cap Equity Fund	7,773,988

For the fiscal year ended September 30, 2004, certain dividends paid by certain TIAA-CREF Institutional Mutual Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

Fund	Amount

Large-Cap Value Fund	$7,513,623
Mid-Cap Growth Fund	2,443,048
Mid-Cap Value Fund	2,230,692
Small-Cap Equity Fund	7,773,988
Real Estate Securities Fund	30,433,252

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2004, which will be reported in conjunction with your 2004 Form 1099-DIV.

By early 2005, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

94 |	2004 Annual Report TIAA-CREF Institutional Mutual Funds • Retail Class

How to Reach Us

TIAA-CREF Web Center

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     information and transactions, product
     descriptions, and information about investment
     choices and income options
     TIAA-CREF.org
     24 hours a day, 7 days a week

Telephone Counseling Center

     Retirement saving and planning, income
     options and payments, and tax reporting
     800 842-2776
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Planning and Service Center

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      annuities, and life insurance
     800 223-1200
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Automated Telephone Service

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For Hearing- or Speech-Impaired
Participants
     800 842-2755
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TIAA-CREF Trust Company, FSB

     Investment management, trust administration,
     estate planning, planned giving, and
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     888 842-9001
     8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF Tuition Financing, Inc.

     Tuition financing programs
     888 381-8283
     8 a.m. to 11 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges, and expenses carefully before investing. Please call 800 223-1200, or visit www.tiaa-cref.org for a prospectus that contains this and other information.

Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value, and are not bank guaranteed.

©2004 Teachers Insurance and Annuity Association—College Retirement Equities
Fund (TIAA-CREF), New York, NY 10017

730 Third Avenue
New York, NY 10017-3206

Printed on recycled paper	A30713
C32555	11/04

Item 2. Code of Ethics.

     The Board of Trustees of the TIAA-CREF Institutional Mutual Funds (the “Registrant”) has a code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002. The code of ethics is filed as an exhibit to this annual report.

     During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

     The Board of Trustees of the Registrant has determined that Maceo K. Sloan is qualified and will continue to serve as the audit committee financial expert on the Registrant’s audit committee. Mr. Sloan is an independent trustee – i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee.

Item 4. Principal Accountant Fees and Services.

     Ernst & Young performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage Ernst & Young for management advisory or consulting services.

     Audit Fees. Ernst & Young’s fees for professional services rendered for the audit of the Registrant’s annual financial statements for the fiscal years ended September 30, 2004 and September 30, 2003 were $624,300 and $335,900, respectively.

     Tax Fees. Ernst & Young fees for tax services rendered to the Registrant for the fiscal year ended September 30, 2004 are $115,100, and for the fiscal year ended September 30, 2003, were $110,000.

     Other than as set forth above, Ernst & Young had no additional fees with respect to Registrant.

     Preapproval Policy. In June of 2003, the Registrant’s audit committee (“Audit Committee”) adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

     The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statement audit for the Registrant and certain of its affiliates, including approving the terms of the engagement and (ii) preapprove the audit, audit-related and tax services to be provided by the independent auditor and the fees to be charged for provision of such services from year to year.

     Auditor Fees for Related Entities. The aggregate non-audit fees by Ernst & Young for services rendered to the Registrant and its adviser or affiliates of the adviser performing on-going services to the Registrant, including TIAA (Service Providers), for the year ended December 31, 2004 are $319,800, and for the year ended December 31, 2003 were $281,000.

     Ernst & Young’s aggregate fees for professional services rendered in connection with the audit of financial statements for Teachers Insurance and Annuity Association of America (“TIAA”) and the College Retirement Equities Fund (“CREF”) and their affiliated entities for the year ended December 31, 2004 are $7,703,700, and for the year ended December 31, 2003 were $3,955,300. Ernst & Young’s aggregate fees for audit related-services provided to TIAA and CREF and their affiliated entities for the year ended December 31, 2004 are $204,800, and for the year ended December 31, 2003 were $171,000. Ernst & Young’s aggregate fees for tax services provided to TIAA and CREF and their affiliated entities for the year ended December 31, 2004 are $250,600, and for the year ended December 31, 2003 were $229,900.

      Additional Information. On August 1, 2003, the valuation practice, a non-auditing practice of Ernst & Young, Registrant’s independent auditor, entered into an agreement with a company owned by Mr. William H. Waltrip, a trustee of TIAA, and Professor Stephen A. Ross, a trustee of Registrant and the other TIAA-CREF registered investment companies (together, the “TIAA-CREF Funds”), among others, a majority of which was owned by Professor Ross. The business relationship was created to develop intellectual property and related services to value corporate stock options. The aggregate amount paid by Ernst & Young to the company under this agreement was approximately $1.33 million of which Professor Ross received, or will receive, approximately $335,000 (of which $60,000 represented reimbursement of expenses and $25,000 represented repayment of a loan he made to the company). Mr. Waltrip has not received any payment from the company. The agreement and business activity thereunder was terminated on August 20, 2004 and a dissolution agreement was signed as of November 17, 2004.

     On August 9, 2004, Ernst & Young informed TIAA and the TIAA-CREF Funds that the business relationship between Ernst & Young and the company owned by the trustees was not in accordance with the auditor independence standards of Regulation S-X and the Public Company Accounting Oversight Board. Ernst & Young also notified the SEC and the Audit Committees of TIAA and the TIAA-CREF Funds of this business relationship. The Audit Committees consist entirely of independent trustees having no business relationships with TIAA, the TIAA-CREF Funds or Ernst & Young.

The Audit Committees of TIAA and the TIAA-CREF Funds, and Ernst & Young, each determined that the trustee’s business relationship with Ernst & Young did not compromise Ernst & Young’s independence from either TIAA or the TIAA-CREF Funds or the integrity or objectivity of the respective audits for 2003 and 2004. This determination was based on, among other things, the fact that the Ernst & Young audit team was not aware of the business relationship when they issued the 2003 audit opinions on the financial statements of TIAA and the TIAA-CREF Funds and the business activity under the agreement was ceased in 2004 upon identification of the matter. Professor Ross and Mr. Waltrip had no other functions or responsibilities as Board members that would have caused them to have direct dealings with the Ernst & Young audit team. Professor Ross and Mr. Waltrip were not members of the Audit Committees. Mr. Waltrip and Professor Ross resigned from their respective boards on November 30, 2004.

     TIAA and the TIAA-CREF Funds will immediately begin to develop a request for proposals from accounting firms that have the requisite capacity and expertise to perform audit services for TIAA and the TIAA-CREF Funds for their respective 2005 audits. TIAA and the TIAA-CREF Funds have also taken steps to ensure that their respective trustees will identify promptly any business relationships that may bring the independence of the outside auditors into question. These steps include revising their officers and trustees questionnaires, improving the questionnaire review process, receiving quarterly auditor independence certifications, and enhancing continuing education for all trustees regarding SEC matters.

On December 6, 2004, the staff of the SEC informed TIAA and the TIAA-CREF Funds that it is conducting an informal inquiry into the Ernst & Young auditor independence matter. TIAA and the TIAA-CREF Funds intend to fully cooperate with the SEC staff in connection with the informal inquiry.

Item 6. Statement of Investments.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
TIAA-CREF Institutional Mutual Funds

We have audited the statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Institutional Mutual Funds (comprising, respectively, the Growth Equity, Growth & Income, International Equity, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Large-Cap Growth Index, Large-Cap Value Index, Equity Index, S&P 500 Index, Mid-Cap Growth Index, Mid-Cap Value Index, Mid-Cap Blend Index, Small-Cap Growth Index, Small-Cap Value Index, Small-Cap Blend Index, International Equity Index, Real Estate Securities, Social Choice Equity, Bond, Inflation-Linked Bond, and Money Market Funds) as of September 30, 2004, and the related statements of operations and cash flows (with respect to the Bond Fund) for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein, and have issued our report thereon dated November 22, 2004 (included in Item 1 of this Form N-CSR). Our audits also included the statements of investments filed under Item 6 of this Form N-CSR. These statements are the responsibility of the Fund's management. Our responsibility is to express an opinion based on our audits.

In our opinion, the statements of investments referred to above, when considered in relation to the financial statements and financial highlights taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

New York, New York November 22, 2004

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

COMMON STOCK - 99.68%
APPAREL AND ACCESSORY STORES - 0.58%
28,578		Gap, Inc	$534,409

		TOTAL APPAREL AND ACCESSORY STORES	534,409

APPAREL AND OTHER TEXTILE PRODUCTS - 0.63%
16,088		Polo Ralph Lauren Corp	585,121

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	585,121

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.69%
11,694		Lowe's Cos	635,569

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	635,569

BUSINESS SERVICES - 10.77%
18,235		Adobe Systems, Inc	902,085
17,448		Automatic Data Processing, Inc	720,951
11,607	*	DST Systems, Inc	516,163
4,029		Equifax, Inc	106,204
3,573	*	Google, Inc (Class A)	463,061
190	*	IAC/InterActiveCorp Wts 02/04/09	3,772
15,067		Manpower, Inc	670,331
8,344	*	Mercury Interactive Corp	291,039
94,423		Microsoft Corp	2,610,796
30,613	*	Oracle Corp	345,315
25,279		SAP AG. (Spon ADR)	984,617
440	*	SoftBrands, Inc	506
22,104	*	Symantec Corp	1,213,068
5,224	*	Westwood One, Inc	103,278
30,576	*	Yahoo!, Inc	1,036,832

		TOTAL BUSINESS SERVICES	9,968,018

CHEMICALS AND ALLIED PRODUCTS - 18.41%
1,045		Abbott Laboratories	44,266
9,417	*	Amgen, Inc	533,756
14,924	*	Amylin Pharmaceuticals, Inc	306,240
12,692		Avon Products, Inc	554,387
13,546	*	Biogen Idec, Inc	828,609
2,650		Colgate-Palmolive Co	119,727
1	*	Elan Corp plc (Spon ADR)	23
21,177	*	Forest Laboratories, Inc	952,541
12,590	*	Genentech, Inc	659,968
35,566	*	Gilead Sciences, Inc	1,329,457
31,311		Gillette Co	1,306,921
35,612	*	IVAX Corp	681,970
24,731		Lilly (Eli) & Co	1,485,097
35,602		Mylan Laboratories, Inc	640,836
101,586		Pfizer, Inc	3,108,532
62,263		Procter & Gamble Co	3,369,674
59,017		Schering-Plough Corp	1,124,864

		TOTAL CHEMICALS AND ALLIED PRODUCTS	17,046,868

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

COMMUNICATIONS - 0.93%
3,611	*	Entercom Communications Corp	$117,935
3,127	*	IAC/InterActiveCorp	68,857
800	*	Level 3 Communications, Inc	2,072
6,481	*	Nextel Communications, Inc (Class A)	154,507
25,731		Sprint Corp	517,965
300	b*	U.S. Wireless Corp	0

		TOTAL COMMUNICATIONS	861,336

DEPOSITORY INSTITUTIONS - 0.65%
1,548		Fifth Third Bancorp	76,193
19,037		Mellon Financial Corp	527,135

		TOTAL DEPOSITORY INSTITUTIONS	603,328

EATING AND DRINKING PLACES - 0.37%
11,138	*	Brinker International, Inc	346,949

		TOTAL EATING AND DRINKING PLACES	346,949

EDUCATIONAL SERVICES - 1.00%
5,572	*	Apollo Group, Inc (Class A)	408,818
18,033	*	Career Education Corp	512,678

		TOTAL EDUCATIONAL SERVICES	921,496

ELECTRIC, GAS, AND SANITARY SERVICES - 0.19%
6,305		Waste Management, Inc	172,379

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	172,379

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 10.33%
33,518	*	Altera Corp	655,947
1,544		General Electric Co	51,848
54,746		Intel Corp	1,098,205
26,197	*	Marvell Technology Group Ltd	684,528
19,434		Maxim Integrated Products, Inc	821,864
5,863		Maytag Corp	107,703
92,461		Motorola, Inc	1,667,996
49	*	Nortel Networks Corp (U.S.)	167
23,309	*	Novellus Systems, Inc	619,786
8,216	*	QLogic Corp	243,276
60,505		Qualcomm, Inc	2,362,115
175,653		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	1,254,162

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	9,567,597

ENGINEERING AND MANAGEMENT SERVICES - 2.53%
42,614	*	Accenture Ltd (Class A)	1,152,709
8,084	*	BearingPoint, Inc	72,271
30,765		Monsanto Co	1,120,461

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,345,441

FABRICATED METAL PRODUCTS - 0.11%
1,139		Illinois Tool Works, Inc	106,121

		TOTAL FABRICATED METAL PRODUCTS	106,121

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 3.75%
7,083		Anheuser-Busch Cos, Inc	$353,796
6,310		Campbell Soup Co	165,890
12,621		Coca-Cola Co	505,471
13,587	*	Constellation Brands, Inc (Class A)	517,121
39,654		PepsiCo, Inc	1,929,167

		TOTAL FOOD AND KINDRED PRODUCTS	3,471,445

FURNITURE AND FIXTURES - 0.06%
1,109		Hillenbrand Industries, Inc	56,038

		TOTAL FURNITURE AND FIXTURES	56,038

FURNITURE AND HOMEFURNISHINGS STORES - 1.27%
31,720	*	Bed Bath & Beyond, Inc	1,177,129

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,177,129

GENERAL MERCHANDISE STORES - 4.82%
21,938	*	Kohl's Corp	1,057,192
30,157		Target Corp	1,364,604
38,288		Wal-Mart Stores, Inc	2,036,922

		TOTAL GENERAL MERCHANDISE STORES	4,458,718

HEALTH SERVICES - 1.78%
14,629	*	Express Scripts, Inc	955,859
33,678		Health Management Associates, Inc (Class A)	688,042

		TOTAL HEALTH SERVICES	1,643,901

HOLDING AND OTHER INVESTMENT OFFICES - 1.49%
30,423		iShares Russell 1000 Growth Index Fund	1,375,120
6	v*	Pinnacle Holdings, Inc Wts 11/13/07	0

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,375,120

HOTELS AND OTHER LODGING PLACES - 1.30%
25,872		Starwood Hotels & Resorts Worldwide, Inc	1,200,978

		TOTAL HOTELS AND OTHER LODGING PLACES	1,200,978

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.37%
19,560		3M Co	1,564,213
17,244		Baker Hughes, Inc	753,908
703		Caterpillar, Inc	56,556
114,083	*	Cisco Systems, Inc	2,064,902
1,211	*	Cooper Cameron Corp	66,411
69,787	*	Dell, Inc	2,484,417
32,888	*	Network Appliance, Inc	756,424

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,746,831

INSTRUMENTS AND RELATED PRODUCTS - 7.41%
15,842		Biomet, Inc	742,673
17,345		Guidant Corp	1,145,464
43,041		Medtronic, Inc	2,233,828
22,897	*	St. Jude Medical, Inc	1,723,457
12,800	*	Zimmer Holdings, Inc	1,011,712

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,857,134

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.62%
12,582		Marsh & McLennan Cos, Inc	$575,752

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	575,752

INSURANCE CARRIERS - 3.46%
5,314		Aetna, Inc	531,028
39,366		American International Group, Inc	2,676,494

		TOTAL INSURANCE CARRIERS	3,207,522

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
10,701		Mattel, Inc	194,009

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	194,009

MISCELLANEOUS RETAIL - 2.53%
16,826	*	eBay, Inc	1,546,982
26,675		Staples, Inc	795,449

		TOTAL MISCELLANEOUS RETAIL	2,342,431

MOTION PICTURES - 1.19%
68,348	*	Time Warner, Inc	1,103,137

		TOTAL MOTION PICTURES	1,103,137

NONDEPOSITORY INSTITUTIONS - 4.36%
46,544		American Express Co	2,395,154
6,198		Fannie Mae	392,953
2,877		Freddie Mac	187,695
42,114		MBNA Corp	1,061,273

		TOTAL NONDEPOSITORY INSTITUTIONS	4,037,075

OIL AND GAS EXTRACTION - 0.38%
220	*	Magnum Hunter Resources, Inc Wts 03/21/05	90
2,607		Pogo Producing Co	123,702
6,957		Tidewater, Inc	226,450

		TOTAL OIL AND GAS EXTRACTION	350,242

PERSONAL SERVICES - 0.22%
5,314	*	Weight Watchers International, Inc	206,289

		TOTAL PERSONAL SERVICES	206,289

PRINTING AND PUBLISHING - 0.93%
27,588		News Corp Ltd (Spon ADR)	864,332

		TOTAL PRINTING AND PUBLISHING	864,332

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.00%
500	b*	Uniroyal Technology Corp	2

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	2

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		VALUE

SECURITY AND COMMODITY BROKERS - 1.37%
13,624	Goldman Sachs Group, Inc	$1,270,302

	TOTAL SECURITY AND COMMODITY BROKERS	1,270,302

TRANSPORTATION BY AIR - 0.18%
11,975	Southwest Airlines Co	163,100

	TOTAL TRANSPORTATION BY AIR	163,100

TRANSPORTATION EQUIPMENT - 2.58%
3,193	General Dynamics Corp	326,005
8,606	Northrop Grumman Corp	458,958
17,143	United Technologies Corp	1,600,813

	TOTAL TRANSPORTATION EQUIPMENT	2,385,776

TRUCKING AND WAREHOUSING - 0.75%
9,104	United Parcel Service, Inc (Class B)	691,176

	TOTAL TRUCKING AND WAREHOUSING	691,176

WATER TRANSPORTATION - 0.96%
4,507	Carnival Corp	213,136
15,569	Royal Caribbean Cruises Ltd	678,808

	TOTAL WATER TRANSPORTATION	891,944

WHOLESALE TRADE-DURABLE GOODS - 2.40%
39,433	Johnson & Johnson	2,221,260

	TOTAL WHOLESALE TRADE-DURABLE GOODS	2,221,260

WHOLESALE TRADE-NONDURABLE GOODS - 0.10%
3,211	Sysco Corp	96,073

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	96,073

	TOTAL COMMON STOCK
	(Cost $93,551,291)	92,282,348
PRINCIPAL

SHORT TERM INVESTMENTS- 0.49%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.49%
$ 450,000	Federal Farm Credit Bank (FFCB) 1.230%, 10/01/04	449,979

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	449,979

	TOTAL SHORT TERM INVESTMENTS
	(Cost $449,979)	449,979

	TOTAL PORTFOLIO - 100.17%
	(Cost $94,001,270)	92,732,327
	OTHER ASSETS & LIABILITIES, NET - (0.17%)	(156,552)

	NET ASSETS - 100.00%	$92,575,775

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

*	Non-income producing
b	In bankruptcy
v	Security valued at fair value.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $95,421,175. Net unrealized depreciation of portfolio investments aggregated $2,688,848 of which
$6,112,447 related to appreciated portfolio investments and $8,801,295 related to depreciated portfolio investments

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

PREFERRED STOCK - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
122	*	NiSource, Inc (Sails)	$311

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	311

		TOTAL PREFERRED STOCK
		(Cost $248)	311

COMMON STOCK - 98.28%
AMUSEMENT AND RECREATION SERVICES - 0.05%
6,200		Harrah's Entertainment, Inc	328,476

		TOTAL AMUSEMENT AND RECREATION SERVICES	328,476

APPAREL AND ACCESSORY STORES - 0.37%
132,165		Gap, Inc	2,471,486

		TOTAL APPAREL AND ACCESSORY STORES	2,471,486

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.70%
97,839		Home Depot, Inc	3,835,289
135,867		Lowe's Cos	7,384,371

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	11,219,660

BUSINESS SERVICES - 5.92%
5,768		Adobe Systems, Inc	285,343
8,200	*	Affiliated Computer Services, Inc (Class A)	456,494
64,171		Automatic Data Processing, Inc	2,651,546
125,198	*	BEA Systems, Inc	865,118
10,400		Cendant Corp	224,640
36,404		Computer Associates International, Inc	957,425
15,328	*	Computer Sciences Corp	721,949
5,700	*	Convergys Corp	76,551
28,990		Electronic Data Systems Corp	562,116
4,300		Equifax, Inc	113,348
11,700	*	Fiserv, Inc	407,862
14,400		IMS Health, Inc	344,448
36,635		Manpower, Inc	1,629,891
665,117		Microsoft Corp	18,390,485
11,400		Omnicom Group, Inc	832,884
326,489	*	Oracle Corp	3,682,796
137,814	*	Siebel Systems, Inc	1,039,118
14,800	*	SunGard Data Systems, Inc	351,796
21,786	*	Symantec Corp	1,195,616
20,000	*	Unisys Corp	206,400
71,564	*	Veritas Software Corp	1,273,839
85,000	*	Yahoo!, Inc	2,882,350

		TOTAL BUSINESS SERVICES	39,152,015

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS - 10.63%
64,434		Abbott Laboratories	$2,729,424
63,080		Air Products & Chemicals, Inc	3,430,290
6,620		Allergan, Inc	480,281
77,894	*	Amgen, Inc	4,415,032
88,250	*	Amylin Pharmaceuticals, Inc	1,810,890
6,800	*	Biogen Idec, Inc	415,956
117,115		Bristol-Myers Squibb Co	2,772,112
32,060		Colgate-Palmolive Co	1,448,471
74,243		Dow Chemical Co	3,354,299
3,715	*	Eyetech Pharmaceuticals, Inc	126,273
22,229	*	Forest Laboratories, Inc	999,860
31,629	*	Gilead Sciences, Inc	1,182,292
1,500		Gillette Co	62,610
61,297	*	IVAX Corp	1,173,838
5,600		International Flavors & Fragrances, Inc	213,920
14,500	*	King Pharmaceuticals, Inc	173,130
91,661		Lilly (Eli) & Co	5,504,243
142,957		Merck & Co, Inc	4,717,581
15,947		Mylan Laboratories, Inc	287,046
494,394		Pfizer, Inc	15,128,456
291,508		Procter & Gamble Co	15,776,413
50,261		Schering-Plough Corp	957,975
6,500	*	Watson Pharmaceuticals, Inc	191,490
80,351		Wyeth	3,005,127

		TOTAL CHEMICALS AND ALLIED PRODUCTS	70,357,009

COMMUNICATIONS - 5.31%
164,544	*	AT&T Wireless Services, Inc	2,431,960
49,927		AT&T Corp	714,955
18,736		Alltel Corp	1,028,794
88,075		BellSouth Corp	2,388,594
6,000		CenturyTel, Inc	205,440
104,838	*	Citadel Broadcasting Corp	1,344,023
40,336		Clear Channel Communications, Inc	1,257,273
135,973	*	Comcast Corp (Class A)	3,839,878
259,212	*	Lucent Technologies, Inc	821,702
66,214	*	Nextel Communications, Inc (Class A)	1,578,542
342,265	*	Qwest Communications International, Inc	1,139,742
199,618		SBC Communications, Inc	5,180,087
123,451		Sprint Corp	2,485,069
177,731		Verizon Communications, Inc	6,999,047
109,782		Viacom, Inc (Class B)	3,684,284

		TOTAL COMMUNICATIONS	35,099,390

DEPOSITORY INSTITUTIONS - 10.23%
14,100		AmSouth Bancorp	344,040
14,555		BB&T Corp	577,688
266,186		Bank Of America Corp	11,533,839
26,678		Bank Of New York Co, Inc	778,197
335,843		Citigroup, Inc	14,817,393
44,563		Comerica, Inc	2,644,814
9,049		Fifth Third Bancorp	445,392
6,900		First Horizon National Corp	299,184
55,378		Greenpoint Financial Corp	2,561,786
228,411		JPMorgan Chase & Co	9,074,769
14,843		KeyCorp	469,039
4,112		M & T Bank Corp	393,518
4,100		Marshall & Ilsley Corp	165,230
113,793		Mellon Financial Corp	3,150,928
15,146		National City Corp	584,939
7,039		North Fork Bancorp, Inc	312,884
2,400		Northern Trust Corp	97,920
17,397		PNC Financial Services Group, Inc	941,178

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

11,255		Regions Financial Corp	$372,090
5,500		SouthTrust Corp	229,130
7,823		SunTrust Banks, Inc	550,817
3,400		Synovus Financial Corp	88,910
311,121		U.S. Bancorp	8,991,397
38,017		Wachovia Corp	1,784,898
105,643		Wells Fargo & Co	6,299,492
2,500		Zions Bancorp	152,600

		TOTAL DEPOSITORY INSTITUTIONS	67,662,072

EATING AND DRINKING PLACES - 0.98%
52,671	*	Brinker International, Inc	1,640,702
76,196		McDonald's Corp	2,135,774
61,923	*	The Cheesecake Factory, Inc	2,687,458

		TOTAL EATING AND DRINKING PLACES	6,463,934

ELECTRIC, GAS, AND SANITARY SERVICES - 2.75%
37,500	*	AES Corp	374,625
7,200	*	Allegheny Energy, Inc	114,912
10,900		Ameren Corp	503,035
23,811		American Electric Power Co, Inc	761,000
7,400	*	CMS Energy Corp	70,448
25,600	*	Calpine Corp	74,240
17,700		Centerpoint Energy, Inc	183,372
10,700		Cinergy Corp	423,720
14,425		Consolidated Edison, Inc	606,427
10,000		Constellation Energy Group, Inc	398,400
10,100		DTE Energy Co	426,119
19,535		Dominion Resources, Inc	1,274,659
33,201		Duke Energy Corp	759,971
17,700	*	Dynegy, Inc (Class A)	88,323
19,600		Edison International	519,596
26,100		El Paso Corp	239,859
14,380		Entergy Corp	871,572
39,666		Exelon Corp	1,455,346
11,026		FPL Group, Inc	753,296
19,532		FirstEnergy Corp	802,375
8,900		KeySpan Corp	348,880
4,400		Kinder Morgan, Inc	276,408
23,869	b*	Mirant Corp	9,786
15,800		NiSource, Inc	331,958
2,200		Nicor, Inc	80,740
19,344	*	PG&E Corp	588,058
10,600		PPL Corp	500,108
5,000		Pinnacle West Capital Corp	207,500
13,300	v	Progress Energy, Inc	563,122
200	*	Progress Energy, Inc (Cvo)	2
14,226		Public Service Enterprise Group, Inc	606,028
13,700		Sempra Energy	495,803
33,257		Southern Co	997,045
11,300		TECO Energy, Inc	152,889
19,463		TXU Corp	932,667
1		Texas Genco Holdings, Inc	47
34,821		Waste Management, Inc	952,006
10,800		Williams Cos, Inc	130,680
19,000		Xcel Energy, Inc	329,080

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	18,204,102

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.55%
22,851	*	Altera Corp	447,194
68,026		American Power Conversion Corp	1,182,972
2,180	*	Atheros Communications, Inc	22,236
18,608	*	Broadcom Corp (Class A)	507,812

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

34,600	*	CIENA Corp	$68,508
11,592	*	Comverse Technology, Inc	218,277
6,536		Emerson Electric Co	404,513
687,903		General Electric Co	23,099,783
386,986		Intel Corp	7,762,939
86,600	*	JDS Uniphase Corp	291,842
12,000	*	Jabil Circuit, Inc	276,000
2,100	*	LSI Logic Corp	9,051
18,702		Linear Technology Corp	677,760
25,000	*	Marvell Technology Group Ltd	653,250
68,539		Maxim Integrated Products, Inc	2,898,514
4,700		Maytag Corp	86,339
3,470		Molex, Inc	103,475
203,133		Motorola, Inc	3,664,519
65,027	*	Novellus Systems, Inc	1,729,068
9,700	*	Nvidia Corp	140,844
12,500	*	QLogic Corp	370,125
143,550		Qualcomm, Inc	5,604,192
10,143		Rockwell Collins, Inc	376,711
25,900	*	Sanmina-SCI Corp	182,595
9,200		Scientific-Atlanta, Inc	238,464
398,353		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	2,844,240
24,914	*	Tellabs, Inc	228,960
114,504		Texas Instruments, Inc	2,436,645

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	56,526,828

ENGINEERING AND MANAGEMENT SERVICES - 1.38%
133,952	*	Accenture Ltd (Class A)	3,623,402
4,600		Fluor Corp	204,792
140,962		Monsanto Co	5,133,836
2,200		Moody's Corp	161,150
207		Paychex, Inc	6,241

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,129,421

FABRICATED METAL PRODUCTS - 1.43%
18,500		Danaher Corp	948,680
61,652		Illinois Tool Works, Inc	5,744,117
80,526		Masco Corp	2,780,563

		TOTAL FABRICATED METAL PRODUCTS	9,473,360

FOOD AND KINDRED PRODUCTS - 3.60%
22,477		Anheuser-Busch Cos, Inc	1,122,726
13,700		Campbell Soup Co	360,173
157,346		Coca-Cola Co	6,301,707
11,000		Coca-Cola Enterprises, Inc	207,900
10,275		Conagra Foods, Inc	264,170
2,100		Coors (Adolph) Co (Class B)	142,632
112,272	*	Dean Foods Co	3,370,405
22,657		General Mills, Inc	1,017,299
10,531		H.J. Heinz Co	379,327
14,855		Kellogg Co	633,714
190,959		PepsiCo, Inc	9,290,155
18,700		Sara Lee Corp	427,482
4,600		Wrigley (Wm.) Jr Co	291,226

		TOTAL FOOD AND KINDRED PRODUCTS	23,808,916

FOOD STORES - 0.26%
21,736		Albertson's, Inc	520,142
44,895	*	Kroger Co	696,770
23,981	*	Safeway, Inc	463,073
8,900	*	Winn-Dixie Stores, Inc	27,501

		TOTAL FOOD STORES	1,707,486

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

FORESTRY - 0.17%
17,279		Weyerhaeuser Co	$1,148,708

		TOTAL FORESTRY	1,148,708

FURNITURE AND FIXTURES - 0.07%
2,400		Johnson Controls, Inc	136,344
16,500		Newell Rubbermaid, Inc	330,660

		TOTAL FURNITURE AND FIXTURES	467,004

FURNITURE AND HOMEFURNISHINGS STORES - 0.67%
84,261	*	Bed Bath & Beyond, Inc	3,126,926
20,390		Best Buy Co, Inc	1,105,954
1,000		Circuit City Stores, Inc (Circuit City Group)	15,340
5,400		RadioShack Corp	154,656

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	4,402,876

GENERAL BUILDING CONTRACTORS - 0.14%
7,400		Centex Corp	373,404
2,800		KB Home	236,572
5,400		Pulte Homes, Inc	331,398

		TOTAL GENERAL BUILDING CONTRACTORS	941,374

GENERAL MERCHANDISE STORES - 4.06%
29,061		Costco Wholesale Corp	1,207,775
14,100		Dollar General Corp	284,115
4,232		Family Dollar Stores, Inc	114,687
10,900		Federated Department Stores, Inc	495,187
61,707	*	Kohl's Corp	2,973,660
23,137		May Department Stores Co	593,001
13,430		Sears Roebuck & Co	535,186
136,634		Target Corp	6,182,689
271,771		Wal-Mart Stores, Inc	14,458,217

		TOTAL GENERAL MERCHANDISE STORES	26,844,517

HEALTH SERVICES - 0.52%
44,107	*	Express Scripts, Inc	2,881,951
1,500		HCA, Inc	57,225
8,500		Health Management Associates, Inc (Class A)	173,655
28,600	*	Tenet Healthcare Corp	308,594

		TOTAL HEALTH SERVICES	3,421,425

HOLDING AND OTHER INVESTMENT OFFICES - 0.62%
6,200		Apartment Investment & Management Co (Class A)	215,636
15,247		Equity Office Properties Trust	415,481
10,700		Equity Residential	331,700
9,800		Plum Creek Timber Co, Inc	343,294
6,600		Prologis	232,584
8,023		Simon Property Group, Inc	430,273
53,880		Washington Mutual, Inc	2,105,630

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,074,598

HOTELS AND OTHER LODGING PLACES - 0.22%
22,800		Hilton Hotels Corp	429,552
13,827		Marriott International, Inc (Class A)	718,451
6,500		Starwood Hotels & Resorts Worldwide, Inc	301,730

		TOTAL HOTELS AND OTHER LODGING PLACES	1,449,733

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.65%
47,311		3M Co	$3,783,461
61,200	*	Applied Materials, Inc	1,009,188
54,910		Baker Hughes, Inc	2,400,665
20,979		Caterpillar, Inc	1,687,761
483,112	*	Cisco Systems, Inc	8,744,327
14,774		Deere & Co	953,662
295,605	*	Dell, Inc	10,523,538
28,200	*	EMC Corp	325,428
123,788	*	Emulex Corp	1,426,038
141,083		Hewlett-Packard Co	2,645,306
81,720	d	International Business Machines Corp	7,006,673
48,114	*	Network Appliance, Inc	1,106,622
5,600		Pitney Bowes, Inc	246,960
29,100	*	Solectron Corp	144,045
5,900		Symbol Technologies, Inc	74,576
62,000		Tyco International Ltd	1,900,920

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	43,979,170

INSTRUMENTS AND RELATED PRODUCTS - 3.08%
28,600	*	Agilent Technologies, Inc	616,902
4,500		Biomet, Inc	210,960
49,487	*	Boston Scientific Corp	1,966,119
17,276		Eastman Kodak Co	556,633
49,320		Guidant Corp	3,257,093
75,142		Medtronic, Inc	3,899,870
6,300		PerkinElmer, Inc	108,486
37,149		Raytheon Co	1,410,919
70,735	*	St. Jude Medical, Inc	5,324,223
37,912	*	Zimmer Holdings, Inc	2,996,564

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	20,347,769

INSURANCE AGENTS, BROKERS AND SERVICE - 0.10%
5,700		AON Corp	163,818
10,156		Marsh & McLennan Cos, Inc	464,739

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	628,557

INSURANCE CARRIERS - 5.13%
5,631		ACE Ltd	225,578
33,405		Aetna, Inc	3,338,162
23,744		Aflac, Inc	931,002
23,974		Allstate Corp	1,150,512
2,500		Ambac Financial Group, Inc	199,875
170,045		American International Group, Inc	11,561,360
31,822	*	Anthem, Inc	2,776,470
4,726		Chubb Corp	332,143
8,427		Cigna Corp	586,772
5,144		Cincinnati Financial Corp	212,036
7,600		Jefferson-Pilot Corp	377,416
10,727		Lincoln National Corp	504,169
2,200		Loews Corp	128,700
2,500		MBIA, Inc	145,525
29,351		MetLife, Inc	1,134,416
16,100		Principal Financial Group	579,117
32,548		Prudential Financial, Inc	1,531,058
124,557		Safeco Corp	5,686,027
40,162		St. Paul Travelers Cos, Inc	1,327,756
6,800		Torchmark Corp	361,624
36,870		UnumProvident Corp	578,490
4,123		XL Capital Ltd (Class A)	305,061

		TOTAL INSURANCE CARRIERS	33,973,269

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

LEATHER AND LEATHER PRODUCTS - 0.27%
42,153	*	Coach, Inc	$1,788,130

		TOTAL LEATHER AND LEATHER PRODUCTS	1,788,130

METAL MINING - 0.19%
10,300		Freeport-McMoRan Copper & Gold, Inc (Class A)	417,150
19,100		Newmont Mining Corp	869,623

		TOTAL METAL MINING	1,286,773

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.09%
5,400		Hasbro, Inc	101,520
25,895		Mattel, Inc	469,476

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	570,996

MISCELLANEOUS RETAIL - 0.63%
15,000	*	Office Depot, Inc	225,450
3,800		Tiffany & Co	116,812
41,298	*	eBay, Inc	3,796,938

		TOTAL MISCELLANEOUS RETAIL	4,139,200

MOTION PICTURES - 1.31%
365,477	*	Time Warner, Inc	5,898,799
123,721		Walt Disney Co	2,789,909

		TOTAL MOTION PICTURES	8,688,708

NONDEPOSITORY INSTITUTIONS - 3.68%
169,858		American Express Co	8,740,893
135,713		Fannie Mae	8,604,204
14,882		Freddie Mac	970,902
239,944		MBNA Corp	6,046,589

		TOTAL NONDEPOSITORY INSTITUTIONS	24,362,588

OIL AND GAS EXTRACTION - 0.78%
2,700		Anadarko Petroleum Corp	179,172
33,716		Apache Corp	1,689,509
38,448		Burlington Resources, Inc	1,568,678
6,300		Devon Energy Corp	447,363
7,600		Kerr-McGee Corp	435,100
7,600		Marathon Oil Corp	313,728
12,304		Unocal Corp	529,072

		TOTAL OIL AND GAS EXTRACTION	5,162,622

PAPER AND ALLIED PRODUCTS - 0.35%
29,066		International Paper Co	1,174,557
17,400		Kimberly-Clark Corp	1,123,866

		TOTAL PAPER AND ALLIED PRODUCTS	2,298,423

PERSONAL SERVICES - 0.01%
1,590		Cintas Corp	66,844

		TOTAL PERSONAL SERVICES	66,844

PETROLEUM AND COAL PRODUCTS - 5.48%
50,318		ChevronTexaco Corp	2,699,058
66,786		ConocoPhillips	5,533,220
512,920		ExxonMobil Corp	24,789,424
144,647		Lyondell Chemical Co	3,248,772

		TOTAL PETROLEUM AND COAL PRODUCTS	36,270,474

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 0.02%
11,959	*	Andrew Corp	$146,378

		TOTAL PRIMARY METAL INDUSTRIES	146,378

PRINTING AND PUBLISHING - 0.22%
15,691		Gannett Co, Inc	1,314,278
2,200		Knight Ridder, Inc	143,990

		TOTAL PRINTING AND PUBLISHING	1,458,268

RAILROAD TRANSPORTATION - 0.30%
42,900	*	ADC Telecommunications, Inc	77,649
22,339		Burlington Northern Santa Fe Corp	855,807
11,035		CSX Corp	366,362
7,800		Norfolk Southern Corp	231,972
7,240		Union Pacific Corp	424,264

		TOTAL RAILROAD TRANSPORTATION	1,956,054

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.02%
8,500		Tupperware Corp	144,330

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	144,330

SECURITY AND COMMODITY BROKERS - 2.08%
6,226		Bear Stearns Cos, Inc	598,754
84,732		Charles Schwab Corp	778,687
6,000		Federated Investors, Inc (Class B)	170,640
7,800		Franklin Resources, Inc	434,928
51,139		Goldman Sachs Group, Inc	4,768,200
11,900		Janus Capital Group, Inc	161,959
21,425		Lehman Brothers Holdings, Inc	1,708,001
35,500		Merrill Lynch & Co, Inc	1,765,060
66,269		Morgan Stanley	3,267,062
2,040	*	Piper Jaffray Cos	80,764

		TOTAL SECURITY AND COMMODITY BROKERS	13,734,055

TOBACCO PRODUCTS - 1.27%
142,528		Altria Group, Inc	6,704,517
9,337		Reynolds American, Inc	635,289
26,647		UST, Inc	1,072,808

		TOTAL TOBACCO PRODUCTS	8,412,614

TRANSPORTATION BY AIR - 0.13%
3,035	*	AMR Corp	22,247
6,851	*	Continental Airlines, Inc (Class B)	58,371
48,889	*	Northwest Airlines Corp	401,379
28,428		Southwest Airlines Co	387,189

		TOTAL TRANSPORTATION BY AIR	869,186

TRANSPORTATION EQUIPMENT - 3.43%
71,175		Autoliv, Inc	2,875,470
50,786		Boeing Co	2,621,573
21,418		Delphi Corp	198,973
79,556		Ford Motor Co	1,117,762
11,925		General Dynamics Corp	1,217,543
44,442		General Motors Corp	1,887,896
2,600		Genuine Parts Co	99,788
2,300		Goodrich Corp	72,128

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

27,186		Lockheed Martin Corp	$1,516,435
3,500	*	Navistar International Corp	130,165
22,348		Northrop Grumman Corp	1,191,819
104,721		United Technologies Corp	9,778,847

		TOTAL TRANSPORTATION EQUIPMENT	22,708,399

TRUCKING AND WAREHOUSING - 1.20%
104,659		United Parcel Service, Inc (Class B)	7,945,711

		TOTAL TRUCKING AND WAREHOUSING	7,945,711

WATER TRANSPORTATION - 0.44%
66,794		Royal Caribbean Cruises Ltd	2,912,218

		TOTAL WATER TRANSPORTATION	2,912,218

WHOLESALE TRADE-DURABLE GOODS - 1.63%
191,446		Johnson & Johnson	10,784,153

		TOTAL WHOLESALE TRADE-DURABLE GOODS	10,784,153

WHOLESALE TRADE-NONDURABLE GOODS - 0.16%
11,630		AmerisourceBergen Corp	624,647
15,847		McKesson Corp	406,474

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,031,121

		TOTAL COMMON STOCK
		(Cost $642,749,224)	650,020,400

PRINCIPAL

SHORT TERM INVESTMENTS - 1.76%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.76%
$ 11,640,000		Federal Farm Credit Bank (FFCB) 1.230%, 10/01/04	11,639,467

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	11,639,467

		TOTAL SHORT TERM INVESTMENTS
		(Cost $11,639,467)	11,639,467

		TOTAL PORTFOLIO - 100.04%
		(Cost $654,388,939)	661,660,178
		OTHER ASSETS & LIABILITIES, NET - (0.04%)	(283,474)

		NET ASSETS - 100.00%	$661,376,704

	*	Non-income producing
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts
	v	Security valued at fair value.
		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $658,096,597. Net unrealized appreciation of portfolio investments aggregated $3,563,581 of which
		$44,258,021 related to appreciated portfolio investments and $40,694,440 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment
		limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

PREFERRED STOCK - 0.30%
PRINTING AND PUBLISHING - 0.30%
232,238		News Corp Ltd	$1,830,251

		TOTAL PRINTING AND PUBLISHING	1,830,251

		TOTAL PREFERRED STOCK
		(Cost $1,709,427)	1,830,251

COMMON STOCK - 99.16%
APPAREL AND ACCESSORY STORES - 0.80%
56,900		Fast Retailing Co Ltd	3,866,815
36,634		Hennes & Mauritz AB (B Shs)	1,008,917

		TOTAL APPAREL AND ACCESSORY STORES	4,875,732

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
380,000		Toyobo Co Ltd	861,952

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	861,952

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
119,000		Fuji Heavy Industries Ltd	601,397

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	601,397

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.85%
301,158		Wolseley plc	5,141,698

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,141,698

BUSINESS SERVICES - 3.08%
51	*	Access Co Ltd	920,837
944		Dentsu, Inc	2,526,698
56,800		Diamond Lease Co Ltd	1,999,583
410		NTT Data Corp	1,078,801
48,200		Oracle Corp Japan	2,374,686
187,930		Public Power Corp	4,658,845
15,932		SAP AG.	2,475,422
22,821		Securitas AB (B Shs)	304,063
64,800		Sumisho Lease Co Ltd	2,340,008

		TOTAL BUSINESS SERVICES	18,678,943

CHEMICALS AND ALLIED PRODUCTS - 9.87%
4,825		Akzo Nobel NV	170,371
130,224		AstraZeneca plc (United Kingdom)	5,337,397
34,689		Bayer AG.	948,704
143,000		Daicel Chemical Industries Ltd	707,118
2,876	*	Elan Corp plc	67,511
5,627		Givaudan S.A. (Regd)	3,420,271
459,284		GlaxoSmithKline plc	9,898,362
189,250	*	Global Bio-Chem Technology Group Co Ltd	12,620
40,000		Kose Corp	1,531,552
176,797		Novartis AG. (Regd)	8,240,238
334,614		Reckitt Benckiser plc	8,198,474

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

131,167		Sanofi-Aventis	$9,513,910
116,400		Shin-Etsu Chemical Co Ltd	4,182,226
100,100		Takeda Pharmaceutical Co Ltd	4,541,124
554,000		Teijin Ltd	1,980,456
266,000		Tosoh Corp	1,076,405

		TOTAL CHEMICALS AND ALLIED PRODUCTS	59,826,739

COAL MINING - 0.21%
426,490		Byd Co Ltd (H Shs)	1,296,198

		TOTAL COAL MINING	1,296,198

COMMUNICATIONS - 6.38%
666,174		BT Group plc	2,166,840
115,327	*	Deutsche Telekom AG. (Regd)	2,139,948
6,894	*	Eniro AB	1,127
1,079,177	*	Ericsson (LM) (B Shs)	3,350,100
27,014		France Telecom S.A.	673,041
1,065		KDDI Corp	5,169,668
615,801		KPN NV	4,611,894
451,642		Singapore Telecommunications Ltd	627,728
7,285		Tele2 AB (B Shs)	271,179
320,332		Telecom Corp of New Zealand Ltd	1,275,164
340,225		Telefonica S.A.	5,091,841
144,315		TeliaSonera AB	701,732
18,307		Telstra Corp Ltd	61,662
3,376,313		Vodafone Group plc	8,079,949
185,928		Vodafone Group plc (Spon ADR)	4,482,724

		TOTAL COMMUNICATIONS	38,704,597

DEPOSITORY INSTITUTIONS - 17.89%
3,000	v*	Ashikaga Financial Group, Inc	0
125,364	*	Australia & New Zealand Banking Group Ltd	1,727,157
1,325,216		Banca Intesa S.p.A.	5,036,510
27,665		Banco Santander Central Hispano S.A.	270,069
31,719		Bank Of Ireland (Dublin)	427,436
42,895		Bank Of Ireland (London)	577,507
499,865		Barclays plc	4,794,009
38,828	*	Bayerische Hypo-und Vereinsbank AG.	745,549
26,004	*	Commerzbank AG.	483,486
92,352		Commonwealth Bank of Australia	2,019,565
21,133		Credit Agricole S.A.	576,388
150,974		DAH Sing Financial	1,079,347
112,055		DBS Group Holdings Ltd	1,064,909
717,099		Depfa Bank plc	9,779,194
70,065		Deutsche Bank AG. (Regd)	5,035,890
6		EFG Eurobank Ergasias S.A.	141
82,600		Hang Seng Bank Ltd	1,101,609
856,038		HSBC Holdings plc (United Kingdom)	13,585,102
434,727		Lloyds TSB Group plc	3,394,436
535		Mitsubishi Tokyo Financial Group, Inc	4,460,963
122,542	*	National Australia Bank Ltd	2,394,834
170,622		Nordea Bank AB (Sweden)	1,394,468
4,000		Oversea-Chinese Banking Corp Ltd	33,262
537,087		Royal Bank Of Scotland Group plc	15,511,285
889,000		Shinsei Bank Ltd	5,388,123
35,300		Skandinaviska Enskilda Banken (A Shs)	545,486
3,658		Societe Generale (A Shs)	323,706
524		Sumitomo Mitsui Financial Group Inc	2,995,237
411,000		Sumitomo Trust & Banking Co Ltd	2,431,357
42,923		Svenska Handelsbanken AB (A Shs)	899,118
255,409		UBS AG. (Regd)	17,979,059
81		UFJ Holdings, Inc	354,970
129,000		United Overseas Bank Ltd	1,049,715
76,328	*	Westpac Banking Corp	980,260

		TOTAL DEPOSITORY INSTITUTIONS	108,440,147

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 4.12%
113,342		Australian Gas Light Co Ltd	$1,096,025
272,432		BG Group plc	1,828,952
332,301		Centrica plc	1,509,300
80,000		CLP Holdings Ltd	457,550
154,668		E.ON AG.	11,410,600
285,000		Hong Kong & China Gas Co Ltd	531,768
239,189		National Grid Transco plc	2,018,042
391,100		Nissin Co Ltd	840,999
143,399		Scottish Power plc	1,096,335
35,051		Suez S.A.(France)	751,385
44,500		Tokyo Electric Power Co, Inc	956,902
20,059	*	Vivendi Universal S.A.	513,961
350		West Japan Railway Co	1,365,513
1,214,000	*	Xinao Gas Holdings Ltd	618,828

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	24,996,160

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.93%
1,190,447	*	ABB Ltd	7,264,520
17,945		Advantest Corp	1,066,459
21,874		Electrolux AB Series B	399,610
11,500		Hirose Electric Co Ltd	1,048,632
778,500		Johnson Electric Holdings Ltd	763,720
21,600	*	Kuroda Electric Co Ltd	418,419
50,900		Kyocera Corp	3,579,141
252,000		Matsushita Electric Industrial Co Ltd	3,363,353
30,200		Murata Manufacturing Co Ltd	1,452,252
368,303		Nokia Oyj	5,068,350
24,300		Rohm Co Ltd	2,442,898
60,500		Sony Corp	2,063,966
648,585		STMicroelectronics NV	11,180,931
637,791		Taiwan Semiconductor Manufacturing Co Ltd	812,963
7,513		Thomson	157,323
255,000		Toshiba Corp	937,032

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	42,019,569

FABRICATED METAL PRODUCTS - 1.17%
22,744		Assa Abloy AB (B Shs)	285,073
8,972		European Aeronautic Defense & Space Co	237,685
7,400		Geberit AG. (Regd)	5,748,378
117,000		NHK Spring Co Ltd	848,188

		TOTAL FABRICATED METAL PRODUCTS	7,119,324

FOOD AND KINDRED PRODUCTS - 2.83%
159,273		Cadbury Schweppes plc	1,224,902
157,182		Coca-Cola Amatil Ltd	799,261
237,507		Diageo plc	2,965,485
1,602,000		Global Bio-Chem Technology Group Co Ltd	1,222,344
61,527		Groupe Danone	4,837,166
87,471		Lion Nathan Ltd	467,594
15,890		LVMH Moet Hennessy Louis Vuitton S.A.	1,060,777
378,000		Nisshin Oillio Group Ltd	1,546,777
931,000		People's Food Holdings Ltd	641,459
4,693		Pernod-Ricard	623,089
214,892		Unilever plc	1,748,887

		TOTAL FOOD AND KINDRED PRODUCTS	17,137,741

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

FOOD STORES - 2.24%
39	*	Casino Guichard-Perrachon B Wts 12/15/05	$0
84,478		Coles Myer Ltd	572,142
2,488,625		Tesco plc	12,845,629
15,852		Woolworths Ltd	156,390

		TOTAL FOOD STORES	13,574,161

FURNITURE AND HOMEFURNISHINGS STORES - 0.14%
64,600		Hitachi Maxell Ltd	873,916

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	873,916

GENERAL BUILDING CONTRACTORS - 0.37%
6,319		Bouygues S.A.	237,016
30,600		Daito Trust Construction Co Ltd	1,238,271
682,000		Shanghai Forte Land Co	179,288
28,436		Skanska AB (B Shs)	295,875
27,000		Sumitomo Realty & Development Co Ltd	287,846

		TOTAL GENERAL BUILDING CONTRACTORS	2,238,296

GENERAL MERCHANDISE STORES - 0.56%
32,500		Aeon Co Ltd	523,114
176,728		Marks & Spencer Group plc	1,096,907
318,000		Mitsukoshi Ltd	1,586,898
2,121		Pinault-Printemps-Redoute S.A.	194,805

		TOTAL GENERAL MERCHANDISE STORES	3,401,724

HEALTH SERVICES - 0.16%
12,440		Getinge AB (B Shs)	151,224
32,200		Nichii Gakkan Co	839,949

		TOTAL HEALTH SERVICES	991,173

HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.95%
5,384	*	Autoroutes Du Sud De La France	246,079
153,027		Vinci S.A.	17,609,015

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	17,855,094

HOLDING AND OTHER INVESTMENT OFFICES - 0.99%
1,640		Centro Properties Group	5,488
3,305	*	CFS Gandel Retail Trust	3,639
14,000		Hutchison Whampoa Ltd	109,515
1,547		Macquarie Goodman Industrial Trust	2,017
259,922		Macquarie Infrastructure Group	704,147
5,047		Nobel Biocare Holding AG.	783,099
906,000		Orient Corp	2,211,260
292,000		Sumitomo Corp	2,172,481

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,991,646

HOTELS AND OTHER LODGING PLACES - 0.06%
9,759		Accor S.A.	380,347

		TOTAL HOTELS AND OTHER LODGING PLACES	380,347

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.92%
14,347		Atlas Copco AB (B Shs)	505,481
1,186,096		Futuris Corp Ltd	1,632,383
287,000		Komatsu Ltd	1,843,633
225,000		Makino Milling Machine Co Ltd	1,184,049
3,400		Nidec Corp	343,656
447,000		NSK Ltd	1,918,351
16,546		Sandvik AB	571,594
24,626	*	Saurer AG.	1,341,049
7,331		Scania AB	248,220
6,948		SKF AB (B Shs)	263,883
76,735		Wartsila Oyj (B Shs)	1,810,792

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	11,663,091

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS - 2.04%
46,000		Canon, Inc	$2,161,956
13,628		Gambro AB (A Shs)	156,306
850		Keyence Corp	178,769
322,052		The Swatch Group AG. (Regd)	8,859,203
36,300		Tokyo Seimitsu Co Ltd	1,021,004

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	12,377,238

INSURANCE CARRIERS - 4.36%
79,895		Aegon NV	861,313
273,000		Aioi Insurance Co Ltd	1,089,870
401,957		AMP Ltd	1,813,912
175,377		Aviva plc	1,737,509
93,367		AXA	1,889,018
1,599,000	*	China Life Insurance Co Ltd (H Shs)	1,025,256
201,000		Fuji Fire & Marine Insurance Co Ltd	636,474
184,846		Insurance Australia Group Ltd	696,245
53		Millea Holdings, Inc	682,847
7,316		Muenchener Rueckver AG. (Regd)	704,747
89,000		Nipponkoa Insurance Co Ltd	498,235
378,477		Promina Group Ltd	1,241,899
157,157		Prudential plc	1,281,146
7,295		Schindler Holding AG. (Pt Cert)	2,073,937
79,523		Skandia Forsakrings AB	314,588
66,550		T&D Holdings, Inc	2,910,411
48,753		Zurich Financial Services AG.	6,949,655

		TOTAL INSURANCE CARRIERS	26,407,062

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.26%
264		East Japan Railway Co	1,365,331
7,414		Veolia Environnement	213,354

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,578,685

METAL MINING - 1.18%
491,000		Mitsubishi Materials Corp	1,037,998
160,549		Newcrest Mining Ltd	1,766,501
22,792		Rio Tinto Ltd	626,861
82,934		Rio Tinto plc	2,230,086
378,394		WMC Resources Ltd	1,469,121

		TOTAL METAL MINING	7,130,567

MISCELLANEOUS RETAIL - 0.54%
51,300	*	Aeon Co Ltd	817,337
78,791		GUS plc	1,283,185
562,180		Pacific Brands Ltd	1,176,852

		TOTAL MISCELLANEOUS RETAIL	3,277,374

NONDEPOSITORY INSTITUTIONS - 2.52%
16,510	*	Deutsche Postbank AG.	643,870
302,072		HBOS plc	4,077,740
283,124	*	Hypo Real Estate Holding	9,705,264
391,100	*	Nissin Co Ltd	826,805

		TOTAL NONDEPOSITORY INSTITUTIONS	15,253,679

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

OIL AND GAS EXTRACTION - 1.78%
184,401		Origin Energy Ltd	$810,775
750,367		Shell Transport & Trading Co plc	5,505,983
21,914		Total S.A.	4,463,619

		TOTAL OIL AND GAS EXTRACTION	10,780,377

PAPER AND ALLIED PRODUCTS - 1.02%
120,000		NGK Insulators Ltd	1,009,300
205,000		OJI Paper Co Ltd	1,158,781
16,671		Stora Enso Oyj (R Shs)	225,275
15,016		Svenska Cellulosa AB (B Shs)	583,710
60,900		Uni-Charm Corp	3,016,958
10,880		UPM-Kymmene Oyj	207,154

		TOTAL PAPER AND ALLIED PRODUCTS	6,201,178

PETROLEUM AND COAL PRODUCTS - 5.55%
467,635		BHP Billiton Ltd	4,864,183
753,304		BP plc	7,190,565
31,531		BP plc (Spon ADR)	1,813,978
202,157		ENI S.p.A.	4,529,465
37,141		Fortum Oyj	518,953
738,000		Nippon Oil Corp	4,653,722
132,882		Repsol YPF S.A.	2,917,897
138,894		Royal Dutch Petroleum Co	7,153,838

		TOTAL PETROLEUM AND COAL PRODUCTS	33,642,601

PRIMARY METAL INDUSTRIES - 0.59%
191,760		BHP Billiton plc	2,017,799
92,000		NEOMAX Co Ltd	1,471,633
5,079		ThyssenKrupp AG.	98,974

		TOTAL PRIMARY METAL INDUSTRIES	3,588,406

PRINTING AND PUBLISHING - 2.06%
383		Eniro AB	3,314
6,467		Lagardere S.C.A.	401,119
96,980		News Corp Ltd	801,524
111,634		Reed Elsevier NV	1,437,795
1,057,362		Reed Elsevier plc	9,279,738
192,000		Singapore Press Holdings Ltd	540,556

		TOTAL PRINTING AND PUBLISHING	12,464,046

RAILROAD TRANSPORTATION - 0.23%
274,856		Brambles Industries Ltd	1,409,571

		TOTAL RAILROAD TRANSPORTATION	1,409,571

REAL ESTATE - 0.12%
35,000		Cheung Kong Holdings Ltd	299,594
40	*	City Developments Ltd	98
892		Mirvac Group	2,811
569	*	Stockland	2,300
29,400		Sun Hung Kai Properties Ltd	277,108
26,000		Tokyo Tatemono Co Ltd	129,511

		TOTAL REAL ESTATE	711,422

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

SECURITY AND COMMODITY BROKERS - 1.27%
84,725		Deutsche Boerse AG.	$4,284,902
196,000		Mitsui & Co Ltd	1,641,410
140,000		Nomura Holdings, Inc	1,797,396

		TOTAL SECURITY AND COMMODITY BROKERS	7,723,708

STONE, CLAY, AND GLASS PRODUCTS - 3.15%
94,000		Asahi Glass Co Ltd	855,437
47,995		CRH plc	1,138,547
306,347		Holcim Ltd (Regd)	16,155,161
1,596		Pilkington plc	2,614
1,600		Sika AG.	922,559

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	19,074,318

TRANSPORTATION BY AIR - 0.26%
174,252		Qantas Airways Ltd	435,457
166,000		Swire Pacific Ltd (A Shs)	1,154,840

		TOTAL TRANSPORTATION BY AIR	1,590,297

TRANSPORTATION EQUIPMENT - 5.26%
2,518,483	*	Fiat S.p.A.	18,142,144
2,907		MAN AG.	99,397
504,000		Mazda Motor Corp	1,559,352
154,200		Nissan Motor Co Ltd	1,678,900
84,900		Toyota Industries Corp	1,929,633
199,200		Toyota Motor Corp	7,627,129
24,901		Volvo AB (B Shs)	879,036

		TOTAL TRANSPORTATION EQUIPMENT	31,915,591

TRUCKING AND WAREHOUSING - 0.16%
247,000		Sumitomo Warehouse Co Ltd	990,555

		TOTAL TRUCKING AND WAREHOUSING	990,555

WATER TRANSPORTATION - 0.30%
305,000		Mitsui OSK Lines Ltd	1,829,197

		TOTAL WATER TRANSPORTATION	1,829,197

WHOLESALE TRADE-DURABLE GOODS - 0.62%
21,600		Kuroda Electric Co Ltd	487,012
144,200		Terumo Corp	3,283,963

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,770,975

WHOLESALE TRADE-NONDURABLE GOODS - 2.13%
119,084		British American Tobacco plc	1,726,061
135,476		Celesio AG.	9,237,539
6,721		Ciba Specialty Chemicals AG. (Regd)	418,212
56,272		Imperial Tobacco Group plc	1,225,990
25,776		Swedish Match AB	272,623

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	12,880,425

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

		TOTAL COMMON STOCK
		(Cost $569,922,434)	$601,266,917

		TOTAL PORTFOLIO - 99.46%
		(Cost $571,631,861)	603,097,168
		OTHER ASSETS & LIABILITIES, NET - 0.54%	3,262,601

		NET ASSETS - 100.00%	$606,359,769

	*	Non-income producing
	v	Security valued at fair value

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $574,696,510. Net unrealized appreciation of portfolio investments aggregated $28,400,658 of which
		$46,258,565 related to appreciated portfolio investments and $17,857,907 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment
		limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
International Equity Fund
Summary By Country
September 30, 2004

	VALUE	%

FOREIGN
AUSTRALIA	31,570,825	5.23
CHINA	1,296,198	0.22
FINLAND	7,830,523	1.30
FRANCE	56,083,732	9.30
GERMANY	48,014,292	7.96
GREECE	4,658,986	0.77
HONG KONG	8,833,386	1.47
IRELAND	11,990,194	1.99
ITALY	27,708,118	4.59
JAPAN	136,690,856	22.67
NETHERLANDS	14,235,210	2.36
NEW ZEALAND	1,275,164	0.21
SINGAPORE	3,957,726	0.66
SPAIN	8,279,808	1.37
SWEDEN	13,406,728	2.22
SWITZERLAND	80,155,343	13.29
TAIWAN	812,963	0.13
UNITED KINGDOM	146,297,116	24.26

TOTAL FOREIGN	603,097,168	100.00

TOTAL PORTFOLIO	$603,097,168	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

COMMON STOCK - 99.71%
APPAREL AND ACCESSORY STORES - 0.69%
73,100		Limited Brands, Inc	$1,629,399

		TOTAL APPAREL AND ACCESSORY STORES	1,629,399

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
3,875		Liz Claiborne, Inc	146,165
2,979		VF Corp	147,312

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	293,477

BUSINESS SERVICES - 3.01%
23,700		Automatic Data Processing, Inc	979,284
31,513	*	Computer Sciences Corp	1,484,262
16,275	*	Jamdat Mobile, Inc	375,464
286,000	*	Manugistics Group, Inc	680,680
115,355		Microsoft Corp	3,189,566
60,500	*	Siebel Systems, Inc	456,170

		TOTAL BUSINESS SERVICES	7,165,426

CHEMICALS AND ALLIED PRODUCTS - 3.28%
34,400	*	Andrx Corp	769,184
69,072		Bristol-Myers Squibb Co	1,634,934
65,030		Merck & Co, Inc	2,145,990
1,208,397		Rhodia S.A. (Spon ADR)	1,800,512
11,000		Rohm & Haas Co	472,670
33,464	*	Watson Pharmaceuticals, Inc	985,849

		TOTAL CHEMICALS AND ALLIED PRODUCTS	7,809,139

COMMUNICATIONS - 7.70%
28,214		AT&T Corp	404,024
76,074	*	Comcast Corp (Class A)	2,148,330
167,912		SBC Communications, Inc	4,357,316
114,936		Sprint Corp	2,313,662
141,640		Verizon Communications, Inc	5,577,783
104,383		Viacom, Inc (Class B)	3,503,093

		TOTAL COMMUNICATIONS	18,304,208

DEPOSITORY INSTITUTIONS - 16.22%
136,676		Bank Of America Corp	5,922,171
216,925		Citigroup, Inc	9,570,731
43,643		Comerica, Inc	2,590,212
63,614		Fifth Third Bancorp	3,131,081
6,404		Golden West Financial Corp	710,524
91,410		JPMorgan Chase & Co	3,631,719
76,597		National City Corp	2,958,176
51,532		North Fork Bancorp, Inc	2,290,597
58,599		Northern Trust Corp	2,390,839
65,207		U.S. Bancorp	1,884,482
37,590		Wachovia Corp	1,764,851
28,997		Wells Fargo & Co	1,729,091

		TOTAL DEPOSITORY INSTITUTIONS	38,574,474

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

EATING AND DRINKING PLACES - 1.08%
82,406	*	Brinker International, Inc	$2,566,947

		TOTAL EATING AND DRINKING PLACES	2,566,947

ELECTRIC, GAS, AND SANITARY SERVICES - 7.08%
96,423	*	Allegheny Energy, Inc	1,538,911
29,122		E.ON AG. (Spon ADR)	2,146,291
35,292		Entergy Corp	2,139,048
2,127		Equitable Resources, Inc	115,517
23,402		Exelon Corp	858,619
2,834		Kinder Morgan, Inc	178,032
4,074		MDU Resources Group, Inc	107,268
45,075	*	NRG Energy, Inc	1,214,321
92,413	*	PG&E Corp	2,809,355
31,699		TXU Corp	1,519,016
108,892		Waste Management, Inc	2,977,107
102,482		Williams Cos, Inc	1,240,032

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	16,843,517

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.22%
394,271		General Electric Co	13,239,620
65,800		Motorola, Inc	1,187,032
66,800		Nintendo Co Ltd	1,008,680
12,000	*	Novellus Systems, Inc	319,080
82,108		STMicroelectronics NV	1,418,826

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	17,173,238

ENGINEERING AND MANAGEMENT SERVICES - 1.36%
88,480		Monsanto Co	3,222,442

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,222,442

FABRICATED METAL PRODUCTS - 0.60%
41,580		Masco Corp	1,435,757

		TOTAL FABRICATED METAL PRODUCTS	1,435,757

FOOD AND KINDRED PRODUCTS - 1.35%
27,977		Anheuser-Busch Cos, Inc	1,397,451
95,623		Coca-Cola Enterprises, Inc	1,807,275

		TOTAL FOOD AND KINDRED PRODUCTS	3,204,726

FOOD STORES - 0.62%
76,218	*	Safeway, Inc	1,471,770

		TOTAL FOOD STORES	1,471,770

FORESTRY - 0.92%
32,834		Weyerhaeuser Co	2,182,804

		TOTAL FORESTRY	2,182,804

GENERAL MERCHANDISE STORES - 0.68%
30,660		Federated Department Stores, Inc	1,392,884
1,607	*	Kmart Holding Corp	140,564
1,461		Neiman Marcus Group, Inc (Class A)	84,008

		TOTAL GENERAL MERCHANDISE STORES	1,617,456

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

HEALTH SERVICES - 0.74%
163,401	*	Tenet Healthcare Corp	$1,763,097

		TOTAL HEALTH SERVICES	1,763,097

HOLDING AND OTHER INVESTMENT OFFICES - 5.56%
17,232		AMB Property Corp	637,929
29,602		Apartment Investment & Management Co (Class A)	1,029,558
16,586		AvalonBay Communities, Inc	998,809
23,094		Boston Properties, Inc	1,279,177
11		Cross Timbers Royalty Trust	365
132,084		iShares Russell 1000 Value Index Fund	7,999,007
49,608		Ventas, Inc	1,285,839

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,230,684

HOTELS AND OTHER LODGING PLACES - 0.61%
76,410		Hilton Hotels Corp	1,439,564

		TOTAL HOTELS AND OTHER LODGING PLACES	1,439,564

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.78%
74,101	*	AGCO Corp	1,676,165
138,740	*	EMC Corp	1,601,060
105,609	*	Emulex Corp	1,216,616
103,635		Hewlett-Packard Co	1,943,156
8,974		International Business Machines Corp	769,431
342,487	*	Maxtor Corp	1,780,932

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,987,360

INSTRUMENTS AND RELATED PRODUCTS - 1.49%
35,660		Baxter International, Inc	1,146,826
62,850		Raytheon Co	2,387,043

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,533,869

INSURANCE CARRIERS - 4.90%
1,146		Aegon NV (ARS)	12,377
18,298		Allstate Corp	878,121
67,370		American International Group, Inc	4,580,486
15,928		MGIC Investment Corp	1,060,008
15,811		Prudential Financial, Inc	743,749
42,980		St. Paul Travelers Cos, Inc	1,420,919
82,638		UnumProvident Corp	1,296,590
22,406		XL Capital Ltd (Class A)	1,657,820

		TOTAL INSURANCE CARRIERS	11,650,070

MOTION PICTURES - 2.19%
322,527	*	Time Warner, Inc	5,205,586

		TOTAL MOTION PICTURES	5,205,586

NONDEPOSITORY INSTITUTIONS - 1.56%
58,642		Fannie Mae	3,717,903

		TOTAL NONDEPOSITORY INSTITUTIONS	3,717,903

OIL AND GAS EXTRACTION - 1.80%
42,887		Kerr-McGee Corp	2,455,281
50,447		Pioneer Natural Resources Co	1,739,413
1,732		Pogo Producing Co	82,183

		TOTAL OIL AND GAS EXTRACTION	4,276,877

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

PAPER AND ALLIED PRODUCTS - 2.10%
72,307		International Paper Co	$2,921,926
106,855	*	Smurfit-Stone Container Corp	2,069,781

		TOTAL PAPER AND ALLIED PRODUCTS	4,991,707

PETROLEUM AND COAL PRODUCTS - 7.32%
78,176		ChevronTexaco Corp	4,193,361
23,875		ConocoPhillips	1,978,044
232,446		ExxonMobil Corp	11,234,115

		TOTAL PETROLEUM AND COAL PRODUCTS	17,405,520

PRINTING AND PUBLISHING - 1.18%
42,797		Knight Ridder, Inc	2,801,064

		TOTAL PRINTING AND PUBLISHING	2,801,064

RAILROAD TRANSPORTATION - 0.90%
64,531		CSX Corp	2,142,429

		TOTAL RAILROAD TRANSPORTATION	2,142,429

REAL ESTATE - 0.02%
1,057		Forest City Enterprises, Inc (Class A)	58,241

		TOTAL REAL ESTATE	58,241

SECURITY AND COMMODITY BROKERS - 5.22%
196,880		Charles Schwab Corp	1,809,327
41,580		Goldman Sachs Group, Inc	3,876,919
32,111		Merrill Lynch & Co, Inc	1,596,559
104,171		Morgan Stanley	5,135,630

		TOTAL SECURITY AND COMMODITY BROKERS	12,418,435

STONE, CLAY, AND GLASS PRODUCTS - 0.67%
1,124		Lafarge North America, Inc	52,704
85,000	b*	USG Corp	1,549,550

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,602,254

TOBACCO PRODUCTS - 3.59%
180,772		Altria Group, Inc	8,503,515

		TOTAL TOBACCO PRODUCTS	8,503,515

TRANSPORTATION BY AIR - 0.30%
87,853	*	Northwest Airlines Corp	721,273

		TOTAL TRANSPORTATION BY AIR	721,273

TRANSPORTATION EQUIPMENT - 3.03%
52,978		General Motors Corp	2,250,505
1,344		Genuine Parts Co	51,583
25,000	*	Navistar International Corp	929,750
30,320		Northrop Grumman Corp	1,616,966
25,204		United Technologies Corp	2,353,550

		TOTAL TRANSPORTATION EQUIPMENT	7,202,354

WHOLESALE TRADE-NONDURABLE GOODS - 0.82%
36,039		AmerisourceBergen Corp	1,935,656

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,935,656

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

		TOTAL COMMON STOCK
		(Cost $224,517,795)	$237,082,238

		TOTAL PORTFOLIO - 99.71%
		(Cost $224,517,795)	237,082,238
		OTHER ASSETS & LIABILITIES, NET - 0.29%	686,945

		NET ASSETS - 100.00%	$237,769,183

	*	Non-income producing
	b	In bankruptcy

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $225,448,683. Net unrealized appreciation of portfolio investments aggregated $11,633,555 of which
		$17,318,939 related to appreciated portfolio investments and $5,685,384 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment
		limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

COMMON STOCK - 100.54%
AMUSEMENT AND RECREATION SERVICES - 0.81%
6,471		Harrah's Entertainment, Inc	$342,834
14,000		Station Casinos, Inc	686,560

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,029,394

APPAREL AND ACCESSORY STORES - 1.31%
9,904		Abercrombie & Fitch Co (Class A)	311,976
30,668	*	AnnTaylor Stores Corp	717,631
7,753	*	Chico's FAS, Inc	265,153
15,796		Ross Stores, Inc	370,258

		TOTAL APPAREL AND ACCESSORY STORES	1,665,018

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.69%
25,600	*	Advance Auto Parts	880,640

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	880,640

BUSINESS SERVICES - 13.71%
20,500		Adobe Systems, Inc	1,014,135
8,946	*	Affiliated Computer Services, Inc (Class A)	498,024
13,555	*	Ask Jeeves, Inc	443,384
5,563		Autodesk, Inc	270,529
38,326	*	BEA Systems, Inc	264,833
9,270	*	ChoicePoint, Inc	395,366
15,992	*	Citrix Systems, Inc	280,180
28,383	*	DST Systems, Inc	1,262,192
20,444	*	Fiserv, Inc	712,678
12,442		GTECH Holdings Corp	315,031
29,653	*	Interpublic Group Of Cos, Inc	314,025
17,741	*	Intuit, Inc	805,441
11,484	*	Iron Mountain, Inc	388,733
8,700	*	Jamdat Mobile, Inc	200,709
72,052	*	Juniper Networks, Inc	1,700,427
31,955		Manpower, Inc	1,421,678
53,448	*	McAfee, Inc	1,074,305
29,922	*	Mercury Interactive Corp	1,043,679
40,925	*	Monster Worldwide, Inc	1,008,392
28,000	*	NAVTEQ Corp	997,920
62,944	*	Novell, Inc	397,177
36,349	*	Red Hat, Inc	444,912
6,547		Robert Half International, Inc	168,716
33,156	*	Siebel Systems, Inc	249,996
5,000	*	SunGard Data Systems, Inc	118,850
10,417	*	VeriSign, Inc	207,090
30,908	*	Veritas Software Corp	550,162
42,121	*	Westwood One, Inc	832,732

		TOTAL BUSINESS SERVICES	17,381,296

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS - 11.27%
14,000		Alberto-Culver Co	$608,720
12,293		Allergan, Inc	891,857
18,989	*	American Pharmaceutical Partners, Inc	523,527
17,406	*	Amylin Pharmaceuticals, Inc	357,171
20,000	*	Andrx Corp	447,200
11,584		Avery Dennison Corp	761,996
6,000	*	Charles River Laboratories International, Inc	274,800
27,693		Clorox Co	1,476,037
19,320		Ecolab, Inc	607,421
25,841	*	Elan Corp plc (Spon ADR)	604,679
7,528		Estee Lauder Cos (Class A)	314,670
30,500	*	Genzyme Corp	1,659,505
36,878	*	Gilead Sciences, Inc	1,378,500
13,101	*	ImClone Systems, Inc	692,388
63,758	*	IVAX Corp	1,220,966
37,963		Mylan Laboratories, Inc	683,334
21,646	*	Sepracor, Inc	1,055,892
35,477	*	VCA Antech, Inc	731,891

		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,290,554

COMMUNICATIONS - 4.48%
91,988	*	Avaya, Inc	1,282,313
15,599	*	Cablevision Systems Corp (Class A)	316,348
17,991		Global Payments, Inc	963,418
93,588	*	Nextel Partners, Inc (Class A)	1,551,689
27,006	*	Univision Communications, Inc (Class A)	853,660
23,129	*	XM Satellite Radio Holdings, Inc	717,462

		TOTAL COMMUNICATIONS	5,684,890

DEPOSITORY INSTITUTIONS - 2.55%
23,519		North Fork Bancorp, Inc	1,045,420
21,483		Northern Trust Corp	876,506
22,117		Synovus Financial Corp	578,360
24,000		TCF Financial Corp	726,960

		TOTAL DEPOSITORY INSTITUTIONS	3,227,246

EATING AND DRINKING PLACES - 2.20%
10,650		Aramark Corp (Class B)	257,091
9,187	*	Brinker International, Inc	286,175
55,349		Yum! Brands, Inc	2,250,490

		TOTAL EATING AND DRINKING PLACES	2,793,756

EDUCATIONAL SERVICES - 1.45%
6,354	*	Career Education Corp	180,644
27,181	*	Corinthian Colleges, Inc	366,400
57,341	*	Educate, Inc	676,050
22,864	*	Education Management Corp	609,097

		TOTAL EDUCATIONAL SERVICES	1,832,191

ELECTRIC, GAS, AND SANITARY SERVICES - 0.53%
66,817	*	AES Corp	667,502

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	667,502

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.95%
32,200	*	Altera Corp	$630,154
61,843	*	Comverse Technology, Inc	1,164,504
3,145		Harman International Industries, Inc	338,874
127,479	*	JDS Uniphase Corp	429,604
53,429		Linear Technology Corp	1,936,267
30,708	*	Marvell Technology Group Ltd	802,400
15,383		Microchip Technology, Inc	412,880
71,160	*	Micron Technology, Inc	856,055
31,253		National Semiconductor Corp	484,109
32,338	*	Novellus Systems, Inc	859,867
7,208	*	Nvidia Corp	104,660
18,595		Rockwell Collins, Inc	690,618
119,333	*	Sanmina-SCI Corp	841,298
15,859	*	Silicon Laboratories, Inc	524,774

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,076,064

ENGINEERING AND MANAGEMENT SERVICES - 6.17%
92,292	*	BearingPoint, Inc	825,090
14,182	*	Celgene Corp	825,818
16,095		Corporate Executive Board Co	985,658
24,700	*	Jacobs Engineering Group, Inc	945,763
47,211		Monsanto Co	1,719,425
11,780		Moody's Corp	862,885
16,199		Quest Diagnostics, Inc	1,429,076
17,850		Servicemaster Co	229,551

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,823,266

FABRICATED METAL PRODUCTS - 1.64%
2,571	*	Alliant Techsystems, Inc	155,546
5,934		Ball Corp	222,110
12,746		Fortune Brands, Inc	944,351
22,108		Masco Corp	763,389

		TOTAL FABRICATED METAL PRODUCTS	2,085,396

FOOD AND KINDRED PRODUCTS - 1.29%
12,019		Campbell Soup Co	315,980
8,697	*	Dean Foods Co	261,084
14,151		Hershey Foods Corp	660,993
14,437		Pepsi Bottling Group, Inc	391,965

		TOTAL FOOD AND KINDRED PRODUCTS	1,630,022

FOOD STORES - 0.32%
4,658		Whole Foods Market, Inc	399,610

		TOTAL FOOD STORES	399,610

FURNITURE AND FIXTURES - 0.17%
7,590		Leggett & Platt, Inc	213,279

		TOTAL FURNITURE AND FIXTURES	213,279

FURNITURE AND HOMEFURNISHINGS STORES - 3.53%
73,123	*	Bed Bath & Beyond, Inc	2,713,595
16,183	*	Mohawk Industries, Inc	1,284,768
16,866		RadioShack Corp	483,042

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	4,481,405

GENERAL BUILDING CONTRACTORS - 1.41%
565	*	NVR, Inc	311,315
24,129		Pulte Homes, Inc	1,480,797

		TOTAL GENERAL BUILDING CONTRACTORS	1,792,112

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

GENERAL MERCHANDISE STORES - 1.01%
14,000	*	Cabela's, Inc	$333,900
30,943		Dollar General Corp	623,501
11,912	*	Dollar Tree Stores, Inc	321,028

		TOTAL GENERAL MERCHANDISE STORES	1,278,429

HEALTH SERVICES - 2.87%
3,646	*	Coventry Health Care, Inc	194,587
5,913	*	DaVita, Inc	184,190
25,735	*	Express Scripts, Inc	1,681,525
17,572		Health Management Associates, Inc (Class A)	358,996
10,700	*	Laboratory Corp Of America Holdings	467,804
21,992	f*	Triad Hospitals, Inc	757,404

		TOTAL HEALTH SERVICES	3,644,506

HOLDING AND OTHER INVESTMENT OFFICES - 0.19%
7,174		Weingarten Realty Investors	236,814

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	236,814

HOTELS AND OTHER LODGING PLACES - 2.06%
89,677		Hilton Hotels Corp	1,689,515
17,784		Marriott International, Inc (Class A)	924,057

		TOTAL HOTELS AND OTHER LODGING PLACES	2,613,572

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.44%
13,240	*	Apple Computer, Inc	513,050
57,456		Baker Hughes, Inc	2,511,976
7,248		Black & Decker Corp	561,285
8,063		Donaldson Co, Inc	228,909
17,179		Dover Corp	667,748
12,725		ITT Industries, Inc	1,017,873
15,800	*	Lam Research Corp	345,704
20,783	*	Lexmark International, Inc	1,745,980
70,278	*	Network Appliance, Inc	1,616,394
13,427		Pitney Bowes, Inc	592,131
8,841	*	Smith International, Inc	536,914
74,297	*	Solectron Corp	367,770

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	10,705,734

INSTRUMENTS AND RELATED PRODUCTS - 8.07%
29,277		Bard (C.R.), Inc	1,657,957
4,128		Beckman Coulter, Inc	231,663
42,129		Biomet, Inc	1,975,008
8,446		Dentsply International, Inc	438,685
18,078	*	Fisher Scientific International, Inc	1,054,490
15,229	*	KLA-Tencor Corp	631,699
21,356	*	Millipore Corp	1,021,885
12,710		Rockwell Automation, Inc	491,877
20,500	*	St. Jude Medical, Inc	1,543,035
14,873		Tektronix, Inc	494,527
10,980	*	Varian Medical Systems, Inc	379,579
7,115	*	Waters Corp	313,772

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,234,177

INSURANCE AGENTS, BROKERS AND SERVICE - 0.37%
8,988		Gallagher (Arthur J.) & Co	297,772
5,590	*	Medco Health Solutions, Inc	172,731

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	470,503

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

INSURANCE CARRIERS - 0.49%
7,096	*	Anthem, Inc	$619,126

		TOTAL INSURANCE CARRIERS	619,126

LEATHER AND LEATHER PRODUCTS - 0.54%
16,231	*	Coach, Inc	688,519

		TOTAL LEATHER AND LEATHER PRODUCTS	688,519

METAL MINING - 0.52%
16,134		Freeport-McMoRan Copper & Gold, Inc (Class A)	653,427

		TOTAL METAL MINING	653,427

MISCELLANEOUS RETAIL - 1.35%
34,103	*	Petco Animal Supplies, Inc	1,113,804
4,316		Petsmart, Inc	122,531
15,407		Tiffany & Co	473,611

		TOTAL MISCELLANEOUS RETAIL	1,709,946

NONDEPOSITORY INSTITUTIONS - 0.56%
9,041		Doral Financial Corp	374,930
4,542		iShares Russell Midcap Growth Index Fund	339,287

		TOTAL NONDEPOSITORY INSTITUTIONS	714,217

OIL AND GAS EXTRACTION - 2.58%
14,029		BJ Services Co	735,260
32,341		ENSCO International, Inc	1,056,580
13,614		EOG Resources, Inc	896,482
18,000		XTO Energy, Inc	584,640

		TOTAL OIL AND GAS EXTRACTION	3,272,962

PAPER AND ALLIED PRODUCTS - 0.55%
30,145	*	Pactiv Corp	700,871

		TOTAL PAPER AND ALLIED PRODUCTS	700,871

PERSONAL SERVICES - 0.86%
13,087		Cintas Corp	550,177
10,848		H & R Block, Inc	536,108

		TOTAL PERSONAL SERVICES	1,086,285

PRINTING AND PUBLISHING - 0.70%
9,189		New York Times Co (Class A)	359,290
577		Washington Post Co (Class B)	530,840

		TOTAL PRINTING AND PUBLISHING	890,130

REAL ESTATE - 0.23%
10,800		Catellus Development Corp	286,308

		TOTAL REAL ESTATE	286,308

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.27%
7,419	*	Sealed Air Corp	343,871

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	343,871

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

SECURITY AND COMMODITY BROKERS - 2.85%
78,000	*	Ameritrade Holding Corp	$936,780
36,197		Greenhill & Co, Inc	854,249
23,193		Legg Mason, Inc	1,235,491
11,412		T Rowe Price Group, Inc	581,327

		TOTAL SECURITY AND COMMODITY BROKERS	3,607,847

TRANSPORTATION BY AIR - 0.70%
65,462		Southwest Airlines Co	891,592

		TOTAL TRANSPORTATION BY AIR	891,592

TRANSPORTATION EQUIPMENT - 0.22%
8,101		Gentex Corp	284,588

		TOTAL TRANSPORTATION EQUIPMENT	284,588

TRANSPORTATION SERVICES - 1.46%
27,512		C.H. Robinson Worldwide, Inc	1,276,282
11,037		Expeditors International Of Washington, Inc	570,613

		TOTAL TRANSPORTATION SERVICES	1,846,895

WATER TRANSPORTATION - 1.12%
32,400		Royal Caribbean Cruises Ltd	1,412,640

		TOTAL WATER TRANSPORTATION	1,412,640

WHOLESALE TRADE-DURABLE GOODS - 1.05%
26,196	*	Arrow Electronics, Inc	591,506
6,754		CDW Corp	391,931
4,500	*	Patterson Cos, Inc	344,520

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,327,957

		TOTAL COMMON STOCK
		(Cost $122,683,054)	127,474,557

		TOTAL PORTFOLIO - 100.54%
		(Cost $122,683,054)	127,474,557
		OTHER ASSETS & LIABILITIES, NET - (0.54%)	(682,178)

		NET ASSETS - 100.00%	$126,792,379

	*	Non-income producing
	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or
		not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted
		to $757,404 or 0.60% of net assets.

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $123,496,146. Net unrealized appreciation of portfolio investments aggregated $3,978,411 of which
		$10,410,070 related to appreciated portfolio investments and $6,431,659 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment
		limitations on industry concentration.

TIAA-CREF lnstitutional Mutual Funds - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

COMMON STOCK - 98.69%
AMUSEMENT AND RECREATION SERVICES - 1.18%
100,000	*	Caesars Entertainment, Inc	$1,670,000

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,670,000

APPAREL AND ACCESSORY STORES - 2.00%
23,000		Christopher & Banks Corp	368,230
35,188		Limited Brands, Inc	784,341
9,000		Nordstrom, Inc	344,160
60,000		TJX Cos, Inc	1,322,400

		TOTAL APPAREL AND ACCESSORY STORES	2,819,131

APPAREL AND OTHER TEXTILE PRODUCTS - 0.27%
39,000	*	Tommy Hilfiger Corp	384,930

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	384,930

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.15%
8,000		Louisiana-Pacific Corp	207,600

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	207,600

BUSINESS SERVICES - 3.33%
27,385	*	Computer Sciences Corp	1,289,834
86,000	*	Interpublic Group Of Cos, Inc	910,740
20,000		MoneyGram International, Inc	341,600
42,748	*	Peoplesoft, Inc	848,548
40,000	*	Siebel Systems, Inc	301,600
60,000	*	Titan Corp	838,200
6,736		Viad Corp	159,845

		TOTAL BUSINESS SERVICES	4,690,367

CHEMICALS AND ALLIED PRODUCTS - 4.18%
13,000		Akzo Nobel NV (Spon ADR)	461,500
31,000	*	Andrx Corp	693,160
11,153		Cabot Corp	430,171
20,000		Clorox Co	1,066,000
20,000		PPG Industries, Inc	1,225,600
730,000		Rhodia S.A. (Spon ADR)	1,087,700
30,000		RPM International, Inc	529,500
9,000		Sherwin-Williams Co	395,640

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,889,271

COMMUNICATIONS - 0.82%
5,000		CenturyTel, Inc	171,200
30,000	*	Entercom Communications Corp	979,800

		TOTAL COMMUNICATIONS	1,151,000

DEPOSITORY INSTITUTIONS - 10.56%
18,000		Astoria Financial Corp	638,820
34,903		Comerica, Inc	2,071,493
9,710		Cullen/Frost Bankers, Inc	451,224
27,000		Greenpoint Financial Corp	1,249,020
40,000		Hibernia Corp (Class A)	1,056,400

TIAA-CREF lnstitutional Mutual Funds - Mid-Cap Value Fund

SHARES			VALUE

45,000		Marshall & Ilsley Corp	$1,813,500
20,011		Mercantile Bankshares Corp	959,728
27,354		National Commerce Financial Corp	935,780
70,000		New York Community Bancorp, Inc	1,437,800
40,000		North Fork Bancorp, Inc	1,778,000
35,000		Regions Financial Corp	1,157,100
21,421		SouthTrust Corp	892,399
17,391		Valley National Bancorp	444,166

		TOTAL DEPOSITORY INSTITUTIONS	14,885,430

EATING AND DRINKING PLACES - 0.77%
35,000	*	Brinker International, Inc	1,090,250

		TOTAL EATING AND DRINKING PLACES	1,090,250

ELECTRIC, GAS, AND SANITARY SERVICES - 13.75%
70,000	*	Allegheny Energy, Inc	1,117,200
104,528	*	Allied Waste Industries, Inc	925,073
100,000	*	Calpine Corp	290,000
23,370		Cinergy Corp	925,452
12,000		DPL, Inc	246,960
25,000		DTE Energy Co	1,054,750
20,000		Equitable Resources, Inc	1,086,200
10,000		FPL Group, Inc	683,200
10,306		KeySpan Corp	403,995
6,000		Kinder Morgan, Inc	376,920
30,000		National Fuel Gas Co	849,900
45,000		NiSource, Inc	945,450
25,000	*	NRG Energy, Inc	673,500
12,000		Pepco Holdings, Inc	238,800
72,000	*	PG&E Corp	2,188,800
28,000		PPL Corp	1,321,040
43,159		Public Service Enterprise Group, Inc	1,838,573
14,000		Sempra Energy	506,660
23,000		TXU Corp	1,102,160
21,000		United Utilities plc	427,560
85,000		Williams Cos, Inc	1,028,500
36,184		Wisconsin Energy Corp	1,154,270

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	19,384,963

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.33%
261,424	*	Agere Systems, Inc (Class A)	274,495
215,750	*	Agere Systems, Inc (Class B)	220,065
12,000	*	Energizer Holdings, Inc	553,200
63,745		Nintendo Co Ltd	962,550
210,000	*	Nortel Networks Corp (U.S.)	714,000
150,000	*	Sycamore Networks, Inc	567,000

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,291,310

ENGINEERING AND MANAGEMENT SERVICES - 2.41%
50,000	*	BearingPoint, Inc	447,000
23,000	*	Jacobs Engineering Group, Inc	880,670
48,000		Monsanto Co	1,748,160
25,000		Servicemaster Co	321,500

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,397,330

FABRICATED METAL PRODUCTS - 0.27%
180,000	*	Tower Automotive, Inc	376,200

		TOTAL FABRICATED METAL PRODUCTS	376,200

TIAA-CREF lnstitutional Mutual Funds - Mid-Cap Value Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 3.60%
37,475		Archer Daniels Midland Co	$636,326
32,000		Coca-Cola Enterprises, Inc	604,800
50,000	*	Constellation Brands, Inc (Class A)	1,903,000
20,000	*	Dean Foods Co	600,400
37,000	*	Smithfield Foods, Inc	925,000
25,000		Tyson Foods, Inc (Class A)	400,500

		TOTAL FOOD AND KINDRED PRODUCTS	5,070,026

FOOD STORES - 1.55%
54,000	*	Kroger Co	838,080
70,000	*	Safeway, Inc	1,351,700

		TOTAL FOOD STORES	2,189,780

FURNITURE AND FIXTURES - 1.47%
8,300		Lear Corp	451,935
35,000	f	Newell Rubbermaid, Inc	701,400
65,729		Steelcase, Inc (Class A)	920,206

		TOTAL FURNITURE AND FIXTURES	2,073,541

GENERAL BUILDING CONTRACTORS - 0.57%
13,000		Pulte Homes, Inc	797,810

		TOTAL GENERAL BUILDING CONTRACTORS	797,810

GENERAL MERCHANDISE STORES - 1.81%
35,000	*	Big Lots, Inc	428,050
25,000		Federated Department Stores, Inc	1,135,750
3,040	*	Kmart Holding Corp	265,909
28,000		May Department Stores Co	717,640

		TOTAL GENERAL MERCHANDISE STORES	2,547,349

HEALTH SERVICES - 0.73%
95,000	*	Tenet Healthcare Corp	1,025,050

		TOTAL HEALTH SERVICES	1,025,050

HOLDING AND OTHER INVESTMENT OFFICES - 9.68%
25,225		Allied Capital Corp	615,238
25,000		AMB Property Corp	925,500
20,000		Boston Properties, Inc	1,107,800
28,000		Developers Diversified Realty Corp	1,096,200
31,410		General Growth Properties, Inc	973,710
55,000	*	HomeBanc Corp	495,000
5,337		Independence Community Bank Corp	208,410
40,772		iShares Russell Midcap Value Index Fund	4,081,277
7,080		iStar Financial, Inc	291,908
7,500		Kimco Realty Corp	384,750
5,449		Liberty Property Trust	217,088
15,363		Mills Corp	796,879
6,500		Public Storage, Inc	322,075
13,000		Rouse Co	869,440
12,000		Simon Property Group, Inc	643,560
10,000		Vornado Realty Trust	626,800

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,655,635

TIAA-CREF lnstitutional Mutual Funds - Mid-Cap Value Fund

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES - 1.06%
40,000		Hilton Hotels Corp	$753,600
16,000		Starwood Hotels & Resorts Worldwide, Inc	742,720

		TOTAL HOTELS AND OTHER LODGING PLACES	1,496,320

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.57%
57,000	*	AGCO Corp	1,289,340
12,000		Deere & Co	774,600
10,000		Eaton Corp	634,100
57,000	*	Emulex Corp	656,640
13,000	*	Grant Prideco, Inc	266,370
170,000	*	Maxtor Corp	884,000
20,000		Pitney Bowes, Inc	882,000
100,384	*	Solectron Corp	496,901
17,000		SPX Corp	601,800
96,848	*	Xerox Corp	1,363,620

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,849,371

INSTRUMENTS AND RELATED PRODUCTS - 1.43%
40,000		Eastman Kodak Co	1,288,800
19,214		Raytheon Co	729,748

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,018,548

INSURANCE AGENTS, BROKERS AND SERVICE - 0.24%
11,000	*	Medco Health Solutions, Inc	339,900

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	339,900

INSURANCE CARRIERS - 7.03%
81,904		Aegon NV (ARS)	884,563
5,000	*	Anthem, Inc	436,250
12,000		Cigna Corp	835,560
9,000		Cincinnati Financial Corp	370,980
20,559	*	CNA Financial Corp	493,622
6,000		Jefferson-Pilot Corp	297,960
20,000		Lincoln National Corp	940,000
60,000		Max Re Capital Ltd	1,200,000
18,441		MGIC Investment Corp	1,227,249
7,000	*	Pacificare Health Systems, Inc	256,900
19,464		Safeco Corp	888,532
8,000		Torchmark Corp	425,440
67,782		UnumProvident Corp	1,063,500
8,000		XL Capital Ltd (Class A)	591,920

		TOTAL INSURANCE CARRIERS	9,912,476

LUMBER AND WOOD PRODUCTS - 1.08%
36,153		Georgia-Pacific Corp	1,299,700
5,000		Rayonier, Inc	226,200

		TOTAL LUMBER AND WOOD PRODUCTS	1,525,900

METAL MINING - 0.13%
2,000		Phelps Dodge Corp	184,060

		TOTAL METAL MINING	184,060

OIL AND GAS EXTRACTION - 4.01%
18,000		Diamond Offshore Drilling, Inc	593,820
18,000		ENSCO International, Inc	588,060
13,000		Kerr-McGee Corp	744,250
21,000		Marathon Oil Corp	866,880
15,000		Noble Energy, Inc	873,600
33,000		Pioneer Natural Resources Co	1,137,840
32,000	*	Varco International, Inc	858,240

		TOTAL OIL AND GAS EXTRACTION	5,662,690

TIAA-CREF lnstitutional Mutual Funds - Mid-Cap Value Fund

SHARES			VALUE

PAPER AND ALLIED PRODUCTS - 1.42%
22,000		MeadWestvaco Corp	$701,800
67,000	*	Smurfit-Stone Container Corp	1,297,790

		TOTAL PAPER AND ALLIED PRODUCTS	1,999,590

PERSONAL SERVICES - 0.44%
100,000	*	Service Corp International	621,000

		TOTAL PERSONAL SERVICES	621,000

PETROLEUM AND COAL PRODUCTS - 0.98%
5,500		Amerada Hess Corp	489,500
15,000		Lyondell Chemical Co	336,900
7,000		Valero Energy Corp	561,470

		TOTAL PETROLEUM AND COAL PRODUCTS	1,387,870

PRIMARY METAL INDUSTRIES - 1.48%
15,000		Engelhard Corp	425,250
19,000	*	International Steel Group, Inc	640,300
7,500		Nucor Corp	685,275
20,348	*	Oregon Steel Mills, Inc	338,387

		TOTAL PRIMARY METAL INDUSTRIES	2,089,212

PRINTING AND PUBLISHING - 1.02%
22,000		Knight Ridder, Inc	1,439,900

		TOTAL PRINTING AND PUBLISHING	1,439,900

RAILROAD TRANSPORTATION - 1.83%
31,174		CSX Corp	1,034,977
52,169		Norfolk Southern Corp	1,551,506

		TOTAL RAILROAD TRANSPORTATION	2,586,483

REAL ESTATE - 0.51%
27,000		Catellus Development Corp	715,770

		TOTAL REAL ESTATE	715,770

SECURITY AND COMMODITY BROKERS - 2.18%
27,000		A.G. Edwards, Inc	934,740
95,000		Charles Schwab Corp	873,050
21,000	*	E*Trade Financial Corp	239,820
75,000		Janus Capital Group, Inc	1,020,750

		TOTAL SECURITY AND COMMODITY BROKERS	3,068,360

STONE, CLAY, AND GLASS PRODUCTS - 1.37%
16,000		Lafarge North America, Inc	750,240
65,000	b*	USG Corp	1,184,950

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,935,190

TOBACCO PRODUCTS - 2.32%
45,000		Loews Corp (Carolina Group)	1,096,650
32,000		Reynolds American, Inc	2,177,280

		TOTAL TOBACCO PRODUCTS	3,273,930

TIAA-CREF lnstitutional Mutual Funds - Mid-Cap Value Fund

SHARES		VALUE

TRANSPORTATION BY AIR - 0.32%
55,000	*	Northwest Airlines Corp	$451,550

		TOTAL TRANSPORTATION BY AIR	451,550

TRANSPORTATION EQUIPMENT - 1.52%
14,000		Genuine Parts Co	537,320
16,507		Goodrich Corp	517,660
9,000	*	Navistar International Corp	334,710
11,000		Paccar, Inc	760,320

		TOTAL TRANSPORTATION EQUIPMENT	2,150,010

WHOLESALE TRADE-NONDURABLE GOODS - 1.32%
29,885		AmerisourceBergen Corp	1,605,119
9,500		Supervalu, Inc	261,725

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,866,844

		TOTAL COMMON STOCK	139,171,947
		(Cost $133,328,463)

PRINCIPAL

SHORT TERM INVESTMENT - 0.87%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.87%
1,230,000		Federal Farm Credit Bank (FFCB) 1.230%, 10/01/04	$1,229,944

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,229,944

		TOTAL SHORT TERM INVESTMENT
		(Cost $1,229,944)	1,229,944

		TOTAL PORTFOLIO - 99.56%
		(Cost $134,558,407)	140,401,891
		OTHER ASSETS & LIABILITIES, NET - 0.44%	614,232

		NET ASSETS - 100.00%	$141,016,123

	*	Non-income producing
	b	In bankruptcy
	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or
		not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted
		to $701,400 or 0.50% of net assets.

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $135,274,568. Net unrealized appreciation of portfolio investments aggregated $5,127,323 of which
		$10,688,011 related to appreciated portfolio investments and $5,560,688 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment
		limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP EQUITY FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES/PRINCIPAL			VALUE

CORPORATE BOND - 0.02%
REAL ESTATE - 0.02%
40,000	*	Brookfield Homes Corp	$41,200

		TOTAL REAL ESTATE	41,200

		TOTAL CORPORATE BOND
		(Cost $35,661)	41,200

COMMON STOCK - 99.51%
AGRICULTURAL PRODUCTION-CROPS - 0.03%
700		Alico, Inc	29,820
1,400	*	John B. Sanfilippo & Son	36,680

		TOTAL AGRICULTURAL PRODUCTION-CROPS	66,500

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.05%
200		Seaboard Corp	117,190

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	117,190

AMUSEMENT AND RECREATION SERVICES - 0.68%
11,100	*	Alliance Gaming Corp	167,166
5,600	*	Argosy Gaming Co	219,520
7,500	*	Aztar Corp	198,750
1,700		Dover Downs Gaming & Entertainment, Inc	17,493
1,400		Dover Motorsport, Inc	6,006
600	*	Gaylord Entertainment Co	18,600
2,925	*	Isle Of Capri Casinos, Inc	56,657
8,100	*	Magna Entertainment Corp (Class A)	44,145
6,700	*	MTR Gaming Group, Inc	62,444
6,700	*	Multimedia Games, Inc	103,850
6,914	*	Penn National Gaming, Inc	279,326
36,400	*	Six Flags, Inc	198,016
3,000		Speedway Motorsports, Inc	99,990
4,100	*	Sunterra Corp	39,073
1,400		World Wrestling Federation Entertainment, Inc	17,108

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,528,144

APPAREL AND ACCESSORY STORES - 1.48%
12,250	*	Aeropostale, Inc	320,950
1,300		Bebe Stores, Inc	27,456
300		Buckle, Inc	8,241
1,500	*	Carter's, Inc	41,535
6,100	*	Casual Male Retail Group, Inc	31,964
4,200		Cato Corp (Class A)	93,450
13,800	*	Charlotte Russe Holding, Inc	158,424
25,848	*	Charming Shoppes, Inc	184,038
8,100		Christopher & Banks Corp	129,681
99		Deb Shops, Inc	2,416
4,400	*	Dress Barn, Inc	76,780

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

4,700	*	Genesco, Inc	$110,685
12,000		Goody's Family Clothing, Inc	101,040
20,406	*	Gymboree Corp	293,846
10,661	*	Hot Topic, Inc	181,663
4,200	*	Jo-Ann Stores, Inc	117,768
1,200		Oshkosh B'gosh, Inc (Class A)	24,240
25,700	*	Payless Shoesource, Inc	260,341
29,421	*	Stage Stores, Inc	1,006,787
7,600	*	Too, Inc	137,332

		TOTAL APPAREL AND ACCESSORY STORES	3,308,637

APPAREL AND OTHER TEXTILE PRODUCTS - 0.34%
38,100	*	Collins & Aikman Corp	159,258
4,500	*	DHB Industries, Inc	63,900
3,200	*	Guess?, Inc	56,992
200	*	Hampshire Group Ltd	6,312
4,900	*	Hartmarx Corp	36,358
5,900		Kellwood Co	215,055
3,000		Oxford Industries, Inc	111,750
5,200		Phillips-Van Heusen Corp	115,856

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	765,481

AUTO REPAIR, SERVICES AND PARKING - 0.18%
1,950	*	Amerco, Inc	73,944
3,700		Central Parking Corp	48,914
5,500	*	Dollar Thrifty Automotive Group, Inc	133,815
4,800	*	Exide Technologies	76,080
3,300	*	Midas, Inc	53,460
900	*	Monro Muffler Brake, Inc	19,665

		TOTAL AUTO REPAIR, SERVICES AND PARKING	405,878

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.29%
3,700	*	Asbury Automotive Group, Inc	49,950
10,100	*	CSK Auto Corp	134,532
4,200	*	Group 1 Automotive, Inc	114,576
3,100		Lithia Motors, Inc (Class A)	65,906
2,600	*	MarineMax, Inc	58,552
6,000		Sonic Automotive, Inc	120,300
4,100		United Auto Group, Inc	102,869

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	646,685

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.05%
3,600	*	Central Garden & Pet Co	110,232

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	110,232

BUSINESS SERVICES - 9.44%
800	*	24/7 Real Media, Inc	3,064
8,400		ABM Industries, Inc	169,260
5,400	*	Actuate Corp	19,062
25,400	*	Administaff, Inc	297,180
2,600	*	Advent Software, Inc	43,758
6,750		Advo, Inc	208,845
4,534	*	Altiris, Inc	143,501
30,353	*	AMN Healthcare Services, Inc	362,718
1,357	*	Ansoft Corp	21,576
3,253	*	Ansys, Inc	161,772
5,800	*	Anteon International Corp	212,570
10,700	*	Aquantive, Inc	103,255
6,900	*	Arbitron, Inc	252,609
6,300	*	Armor Holdings, Inc	262,143
14,700	*	Asiainfo Holdings, Inc	71,736

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

25,391	*	Aspect Communications Corp	$252,133
130,122	*	Aspen Technology, Inc	909,553
1,745	*	Asset Acceptance Capital Corp	29,613
11,244	*	Atari, Inc	17,653
26,000	*	Bisys Group, Inc	379,860
2,000	*	Blue Coat Systems, Inc	28,800
14,901	*	Borland Software Corp	124,423
1,000		Brady Corp (Class A)	48,770
6,300	*	CACI International, Inc (Class A)	332,514
6,597	*	Captaris, Inc	28,103
4,406	*	Carreker Corp	33,530
11,500		Catalina Marketing Corp	265,420
1,800	*	CCC Information Services Group, Inc	31,842
2,800		CDI Corp	57,400
6,436	*	Cerner Corp	278,421
86,900	*	Ciber, Inc	653,488
3,175	*	Computer Horizons Corp	13,748
1,404		Computer Programs & Systems, Inc	28,164
7,100	*	Corillian Corp	32,731
2,100	*	CoStar Group, Inc	103,299
6,405	*	Covansys Corp	73,914
23,720	*	CSG Systems International, Inc	365,525
5,880	*	Cyberguard Corp	34,751
8,107	*	Dendrite International, Inc	130,685
3,200	*	Digimarc Corp	28,928
7,639	*	Digital Insight Corp	104,120
6,900	*	Digital River, Inc	205,482
1,277	*	DigitalNet Holdings, Inc	38,585
27,100	*	DoubleClick, Inc	160,161
112,125	*	Earthlink, Inc	1,154,888
6,143	*	Echelon Corp	48,407
4,100	*	Eclipsys Corp	63,960
3,400	*	eCollege.com, Inc	32,810
1,136	*	Education Lending Group, Inc	16,790
13,140	*	eFunds Corp	244,273
3,877		Electro Rent Corp	42,802
4,623	*	Embarcadero Technologies, Inc	39,111
8,200	*	Epicor Software Corp	98,646
2,097	*	Equinix, Inc	64,525
21,708	*	eSpeed, Inc (Class A)	213,390
23,568	*	Extreme Networks, Inc	104,878
4,600		Factset Research Systems, Inc	221,720
6,000	*	Filenet Corp	104,760
4,400	*	FindWhat.com	82,412
1,800	*	Gerber Scientific, Inc	11,862
5,192		Gevity HR, Inc	79,853
200		Grey Global Group, Inc	199,000
5,500	*	Harris Interactive, Inc	36,245
3,300		Healthcare Services Group	59,268
3,800	*	Heidrick & Struggles International, Inc	109,516
7,365	*	Homestore, Inc	17,013
1,100	*	Hudson Highland Group, Inc	32,109
8,320	*	Hyperion Solutions Corp	282,797
1,800	*	IDX Systems Corp	58,410
7,800		Imation Corp	277,602
2,725	*	Infocrossing, Inc	43,096
7,100	*	infoUSA, Inc	63,261
1,462	*	Innovative Solutions & Support, Inc	35,863
456		Integral Systems, Inc	8,897
2,300	*	Interactive Data Corp	43,286
7,897	*	Intergraph Corp	214,561
18,282	*	Internet Security Systems, Inc	310,794
800	*	Intervideo, Inc	9,600
12,029	*	Intrado, Inc	121,613
9,700	*	Ipass, Inc	58,103
2,300	*	iPayment, Inc	92,368

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

400	*	IVAX Diagnostics, Inc	$2,188
5,620	*	JDA Software Group, Inc	60,808
33,900	*	Keane, Inc	520,704
3,930		Kelly Services, Inc (Class A)	104,970
5,296	*	Keynote Systems, Inc	74,991
5,700	*	Kforce, Inc	47,766
6,900	*	Korn/Ferry International	125,787
6,751	*	Kronos, Inc	299,002
20,700	*	Labor Ready, Inc	290,214
11,988	*	Lawson Software, Inc	67,133
20,850	*	Looksmart Ltd	30,650
10,643	*	Macrovision Corp	256,283
4,813	*	Magma Design Automation, Inc	72,580
6,525	*	Manhattan Associates, Inc	159,341
11,900	*	Manugistics Group, Inc	28,322
5,126	*	MAPICS, Inc	46,390
1,600	*	Mapinfo Corp	17,280
1,300	*	Marlin Business Services, Inc	24,388
2,002		McGrath RentCorp	73,173
12,700	*	Medical Staffing Network Holdings, Inc	77,978
4,100	*	MedQuist, Inc	53,505
4,514	*	Memberworks, Inc	118,447
15,170	*	Mentor Graphics Corp	166,339
4,032	*	MicroStrategy, Inc	165,675
2,300	*	Midway Games, Inc	22,816
23,600	*	MPS Group, Inc	198,476
12,200	*	MRO Software, Inc	122,000
6,000	*	MSC.Software Corp	48,240
2,454	*	Nassda Corp	8,712
1,900	*	National Processing, Inc	50,388
5,923	*	NCO Group, Inc	159,625
7,700		NDCHealth Corp	123,585
3,200	*	Netegrity, Inc	24,032
1,072	*	NETIQ Corp	11,470
3,010	*	Netscout Systems, Inc	16,043
6,800	*	NIC, Inc	36,448
2,503	*	Open Solutions, Inc	62,500
2,533	*	Opnet Technologies, Inc	25,989
3,200	*	PalmSource, Inc	66,368
57,972	*	Parametric Technology Corp	306,092
1,900	*	PDI, Inc	51,281
5,300	*	PEC Solutions, Inc	62,116
5,000	*	Pegasus Solutions, Inc	59,600
16,500	*	Perot Systems Corp (Class A)	264,990
4,800	*	PLATO Learning, Inc	42,432
2,700	*	Portfolio Recovery Associates, Inc	79,353
6,830	*	Progress Software Corp	135,917
9,552		QAD, Inc	66,577
800	*	Quality Systems, Inc	40,408
10,800	*	Quest Software, Inc	120,096
5,100	*	R.H. Donnelley Corp	251,736
1,000	*	Radiant Systems, Inc	4,020
4,084	*	Radisys Corp	56,972
6,351	*	Redback Networks, Inc	33,152
277	*	Redback Networks, Inc Wts 01/02/11	1,108
263	*	Redback Networks, Inc Wts 01/02/11	855
3,900	*	Register.com, Inc	21,216
500		Renaissance Learning, Inc	10,835
5,700	*	Rent-Way, Inc	39,045
1,300	*	Rewards Network, Inc	8,671
4,200		Rollins, Inc	102,018
13,422	*	RSA Security, Inc	259,045
15,290	*	S1 Corp	122,014
5,303	*	Serena Software, Inc	88,719
1,100	*	SI International, Inc	24,101
15,600	*	Sitel Corp	33,696

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

4,800	*	Sohu.com, Inc	$79,824
1,002	*	SonicWALL, Inc	6,774
9,900	*	Sotheby's Holdings, Inc (Class A)	155,628
68	*	Source Interlink Cos, Inc	661
8,100	*	Spherion Corp	63,342
3,138	*	SPSS, Inc	41,830
2,935		SS&C Technologies, Inc	57,321
1,900		Startek, Inc	59,584
5,494	*	Sykes Enterprises, Inc	25,217
1,400	*	SYNNEX Corp	24,780
1,480	*	Synplicity, Inc	7,637
2,977		Talx Corp	68,739
8,453	*	TeleTech Holdings, Inc	79,796
8,432	*	THQ, Inc	164,087
3,650	*	Tier Technologies, Inc (Class B)	35,223
18,400	*	Titan Corp	257,048
8,000	*	Transaction Systems Architects, Inc (Class A)	148,680
6,700	*	Trizetto Group, Inc	39,061
300	*	Tumbleweed Communications Corp	759
11,100	*	Tyler Technologies, Inc	98,124
85,106	*	United Online, Inc	818,720
9,400	f*	United Rentals, Inc	149,366
3,700	*	Universal Compression Holdings, Inc	126,059
17,700	*	Valueclick, Inc	167,088
5,425	*	Verity, Inc	69,874
1,800	*	Volt Information Sciences, Inc	51,786
6,549	*	WebEx Communications, Inc	142,899
5,035	*	Websense, Inc	209,808

		TOTAL BUSINESS SERVICES	21,119,540

CHEMICALS AND ALLIED PRODUCTS - 5.98%
17,715	*	Abgenix, Inc	174,670
3,671	*	Able Laboratories, Inc	70,336
4,200		Aceto Corp	60,480
8,350	*	Adolor Corp	93,938
5,200	*	Albany Molecular Research, Inc	49,920
8,100		Albemarle Corp	284,229
4,866	*	Alexion Pharmaceuticals, Inc	87,588
19,500	*	Alkermes, Inc	225,030
8,500		Alpharma, Inc (Class A)	155,465
4,900		Arch Chemicals, Inc	139,650
5,200	*	Array Biopharma, Inc	36,348
8,100	*	Atherogenics, Inc	266,895
4,834	*	Atrix Laboratories, Inc	148,355
16,200	*	Avant Immunotherapeutics, Inc	27,702
2,700	*	Benthley Pharmaceuticals, Inc	28,593
4,539	*	Bioenvision, Inc	36,267
14,000	*	BioMarin Pharmaceutical, Inc	72,660
2,800	*	Biosite, Inc	137,088
3,400	*	Bone Care International, Inc	82,620
2,900	*	Bradley Pharmaceuticals, Inc	59,015
5,600		Calgon Carbon Corp	40,432
3,200		Cambrex Corp	70,240
12,900	*	Caraco Pharmaceutical Laboratories Ltd	99,330
11,000	*	Cell Therapeutics, Inc	75,460
3,600	*	Chattem, Inc	116,100
6,800	*	Connetics Corp	183,736
12,100	*	Corixa Corp	50,336
8,800	*	Cubist Pharmaceuticals, Inc	86,944
9,000	*	Curis, Inc	40,050
6,429	*	Cypress Bioscience, Inc	75,026
8,700		Cytec Industries, Inc	425,865
3,400	*	Cytogen Corp	35,836
12,642	*	Dendreon Corp	106,319
4,900		Diagnostic Products Corp	200,263

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

3,100	*	Digene Corp	$80,476
10,200	*	Discovery Laboratories, Inc	68,340
3,100	*	Dov Pharmaceutical, Inc	53,134
3,300	*	Dusa Pharmaceuticals, Inc	37,884
2,362	*	Elizabeth Arden, Inc	49,744
11,524	*	Encysive Pharmaceuticals, Inc	104,062
9,474	*	Enzon, Inc	151,110
9,300		Ferro Corp	202,833
5,749	*	First Horizon Pharmaceutical	115,037
8,100	*	FMC Corp	393,417
11,399	*	Genaera Corp	44,570
13,200	*	Genta, Inc	35,508
6,300		Georgia Gulf Corp	280,917
9,769	*	Geron Corp	58,516
11,300		Great Lakes Chemical Corp	289,280
9,600	*	Guilford Pharmaceuticals, Inc	48,000
4,500		H.B. Fuller Co	123,300
28,141	*	Human Genome Sciences, Inc	307,018
8,464	*	Ilex Oncology, Inc	213,039
8,800	*	IMC Global, Inc	153,032
6,471	*	Immucor, Inc	160,157
8,042	*	Immunogen, Inc	40,612
9,062	*	Immunomedics, Inc	23,561
10,600	*	Impax Laboratories, Inc	162,816
8,995	*	Indevus Pharmaceuticals, Inc	63,775
8,900	*	Inkine Pharmaceutical Co	45,212
2,144	*	Inspire Pharmaceuticals, Inc	33,725
6,241	*	InterMune, Inc	73,581
2,900	*	Inverness Medical Innovations, Inc	60,320
11,232	*	Isis Pharmaceuticals, Inc	55,037
4,800	*	Isolagen, Inc	45,360
2,617	*	Kos Pharmaceuticals, Inc	93,191
643		Kronos Worldwide, Inc	25,527
7,800	*	KV Pharmaceutical Co (Class A)	139,620
16,060	*	Ligand Pharmaceuticals, Inc (Class B)	160,921
5,700		MacDermid, Inc	165,072
3,200		Mannatech, Inc	44,864
17,200	*	Medarex, Inc	126,936
10,426	*	Medicines Co	251,684
2,000		Minerals Technologies, Inc	117,720
12,500	*	Nabi Biopharmaceuticals	167,250
2,300		Nature's Sunshine Products, Inc	34,891
1,900	*	Neose Technologies, Inc	14,250
16,700	*	NewMarket Corp	348,696
2,100	*	NitroMed, Inc	50,064
4,600		NL Industries, Inc	84,226
5,063	*	Noven Pharmaceuticals, Inc	105,513
8,141	*	NPS Pharmaceuticals, Inc	177,311
14,149	*	Nutraceutical International Corp	199,359
6,200	*	Nuvelo, Inc	61,256
2,100		Octel Corp	44,604
6,300	*	OM Group, Inc	230,328
8,300	*	Omnova Solutions, Inc	50,049
7,462	*	Onyx Pharmaceuticals, Inc	320,941
8,563	*	OraSure Technologies, Inc	53,947
5,540	*	Pain Therapeutics, Inc	39,833
9,200	*	Palatin Technologies, Inc	26,772
7,500	*	Par Pharmaceutical Cos, Inc	269,475
3,524	*	Penwest Pharmaceuticals Co	39,786
27,295	*	Peregrine Pharmaceuticals, Inc	43,945
4,300	*	Pharmacyclics, Inc	44,333
19,800	*	PolyOne Corp	148,896
5,200	*	Pozen, Inc	45,448
11,338	*	Praecis Pharmaceuticals, Inc	24,944
2,600	*	Progenics Pharmaceuticals	38,090
200		Quaker Chemical Corp	4,830

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

6,925	*	Quidel Corp	$31,370
31,604	*	Revlon, Inc (Class A)	79,642
7,750	*	Salix Pharmaceuticals Ltd	166,780
9,724	*	Sciclone Pharmaceuticals, Inc	34,617
5,378	*	Serologicals Corp	125,469
600		Stepan Co	14,274
9,631	*	SuperGen, Inc	59,520
3,103	*	SurModics, Inc	73,696
5,221	*	Tanox, Inc	88,078
6,100	*	Third Wave Technologies, Inc	41,968
4,053	*	United Therapeutics Corp	141,571
2,301	*	USANA Health Sciences, Inc	80,075
900		USEC, Inc	9,333
18,200		Valeant Pharmaceuticals International	438,984
17,090	*	Vertex Pharmaceuticals, Inc	179,445
10,226	*	Vicuron Pharmaceuticals, Inc	150,118
11,960	*	Vion Pharmaceuticals, Inc	50,352
900	*	Virbac Corp	2,588
2,200		Wellman, Inc	18,656
6,400		West Pharmaceutical Services, Inc	133,440
19,300	b*	WR Grace & Co	182,385
14,900	*	Zila, Inc	61,388

		TOTAL CHEMICALS AND ALLIED PRODUCTS	13,374,480

COMMUNICATIONS - 1.53%
4,702	*	AirGate PCS, Inc	92,159
6,699	*	Airspan Networks, Inc	36,376
15,997	*	Alamosa Holdings, Inc	122,217
700	*	Alaska Communications Systems Group, Inc	3,920
3,840	*	Arch Wireless, Inc	110,323
400	*	Beasley Broadcast Group, Inc (Class A)	6,280
19,186	*	Boston Communications Group	168,261
1,900	*	Centennial Communications Corp	11,172
56,600	*	Charter Communications, Inc (Class A)	150,556
65,400	*	Cincinnati Bell, Inc	228,246
4,700	*	Commonwealth Telephone Enterprises, Inc	204,685
1,174	*	Crown Media Holdings, Inc (Class A)	9,803
4,014		CT Communications, Inc	55,353
2,837		D&E Communications, Inc	32,626
800	*	Digital Generation Systems	1,008
27,700	*	Dobson Communications Corp (Class A)	36,841
10,570	*	Emmis Communications Corp (Class A)	190,894
4,300	*	Entravision Communications Corp (Class A)	32,723
1,408	*	Fisher Communications, Inc	67,584
9,700		Gray Television, Inc	115,430
440		HickoryTech Corp	5,104
18,300	*	Infonet Services Corp (Class B)	30,012
9,091	*	Insight Communications Co, Inc	80,001
51,200	*	Internap Network Services Corp	34,304
4,100	*	j2 Global Communications, Inc	129,519
2,800		Liberty Corp	111,272
5,800	*	Lin TV Corp (Class A)	112,984
2,800	*	Lodgenet Entertainment Corp	36,960
5,100	*	Mastec, Inc	26,775
2,300	*	McLeodUSA, Inc (Class A)	989
14,300	*	Mediacom Communications Corp	93,379
2,681	*	Metrocall Holdings, Inc	173,863
1,400		North Pittsburgh Systems, Inc	28,994
3,942	*	Novatel Wireless, Inc	92,637
6,100	*	Paxson Communications Corp	8,235
66,603	*	Primus Telecommunications Group	97,906
13,566	*	PTEK Holdings, Inc	116,261
5,200	b*	RCN Corp	296
6,250	*	Regent Communications, Inc	35,375
2,800	*	Saga Communications, Inc (Class A)	47,460

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

867	*	Salem Communications Corp (Class A)	$21,952
1,200		Shenandoah Telecom Co	30,732
9,700		Sinclair Broadcast Group, Inc (Class A)	70,810
76		SureWest Communications	2,179
17,316	*	Talk America Holdings, Inc	90,563
22,500	*	Terremark Worldwide, Inc	14,400
10,732	*	Time Warner Telecom, Inc (Class A)	51,514
9,900	*	Tivo, Inc	65,538
16,800	*	Triton PCS Holdings, Inc (Class A)	43,008
600		Warwick Valley Telephone Co	14,256
2,400	v*	Wiltel Communications Group, Inc Escrow Rts	0
10,600	*	Wireless Facilities, Inc	73,882

		TOTAL COMMUNICATIONS	3,417,617

DEPOSITORY INSTITUTIONS - 9.90%
3,081		1st Source Corp	78,997
2,100		ABC Bancorp	42,357
1,861	*	ACE Cash Express, Inc	48,460
600		American National Bankshares, Inc	14,586
2,910	*	AmericanWest Bancorp	54,883
14,967		Anchor Bancorp Wisconsin, Inc	387,645
2,033		Arrow Financial Corp	61,031
800		Bancfirst Corp	51,296
869	*	Bancorp Bank	17,684
16,900		Bancorpsouth, Inc	388,531
6,274		Bank Mutual Corp	75,288
300		Bank Of Granite Corp	5,823
2,315		Bank Of The Ozarks, Inc	68,825
9,300		BankAtlantic Bancorp, Inc (Class A)	170,376
5,804	*	BankUnited Financial Corp (Class A)	169,187
2,177		Banner Corp	64,004
1,200		Berkshire Hills Bancorp, Inc	44,340
300	*	BFC Financial Corp	3,300
5,959		Boston Private Financial Holdings, Inc	148,737
1,505		Bryn Mawr Bank Corp	30,220
521		C&F Financial Corp	19,798
2,500		Camden National Corp	86,275
100		Capital City Bank Group, Inc	3,871
1,107		Capital Corp of the West	47,601
800	*	Capital Crossing Bank	20,352
3,625		Cascade Bancorp	70,325
846		Cavalry Bancorp, Inc	14,467
1,000		CB Bancshares, Inc	95,000
2,100		Center Financial Corp	39,942
2,180	*	Central Coast Bancorp	44,472
6,000		Central Pacific Financial Corp	165,120
800		Century Bancorp, Inc (Class A)	25,400
100		Charter Financial Corp	3,393
7,508		Chemical Financial Corp	274,192
9,950		Chittenden Corp	271,138
2,633		Citizens Banking Corp	85,757
2,045		Citizens First Bancorp, Inc	51,309
1,700		City Bank	59,466
3,700		City Holding Co	121,693
657		Clifton Savings Bancorp, Inc	7,661
1,778		CNB Financial Corp	27,026
2,847		Coastal Financial Corp	41,152
3,100		Columbia Banking System, Inc	73,749
556		Commercial Bankshares, Inc	16,897
7,833		Commercial Capital Bancorp, Inc	177,731
14,200		Commercial Federal Corp	383,116
7,500		Community Bank System, Inc	188,475
3,860		Community Trust Bancorp, Inc	119,969
3,414		Corus Bankshares, Inc	147,246
8,007		CVB Financial Corp	177,916

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

6,850		Dime Community Bancshares	$115,080
6,800		Downey Financial Corp	373,728
10,934		East West Bancorp, Inc	367,273
625		Eastern Virginia Bankshares, Inc	14,531
4,900	*	Euronet Worldwide, Inc	91,728
1,050		Exchange National Bancshares, Inc	30,713
1,300		Farmers Capital Bank Corp	44,590
400		FFLC Bancorp, Inc	10,800
2,900		Fidelity Bankshares, Inc	107,851
1,733		First Bancorp (North Carolina)	58,437
7,500		First Bancorp (Puerto Rico)	362,250
500		First Citizens Banc Corp	10,840
1,261		First Citizens Bancshares, Inc (Class A)	148,798
15,245		First Commonwealth Financial Corp	207,484
3,392		First Community Bancorp	139,072
345		First Community Bancshares, Inc	11,333
4,334		First Federal Capital Corp	131,060
5,533		First Financial Bancorp	94,504
2,968		First Financial Bankshares, Inc	119,195
3,084		First Financial Corp (Indiana)	96,899
2,800		First Financial Holdings, Inc	87,528
700		First Financial Service Corp	17,749
400		First M & F Corp	13,340
2,618		First Merchants Corp	64,536
10,149		First Midwest Bancorp, Inc	350,749
10,488		First National Bankshares of Florida, Inc	257,480
1,439		First Oak Brook Bancshares, Inc	44,379
200		First Of Long Island Corp	8,536
2,800		First Republic Bank	128,800
650		First South Bancorp, Inc	16,156
1,661		First State Bancorp	52,371
1,316		First United Corp	26,570
25,700	*	FirstFed Financial Corp	1,256,216
1,300		Flag Financial Corp	17,355
6,900		Flagstar Bancorp, Inc	146,832
1,796		Flushing Financial Corp	34,142
1,639		FNB Corp (Virginia)	43,368
1,000		FNB Corp, Inc (North Carolina)	17,680
2,262	*	Franklin Bank Corp	38,567
3,611		Frontier Financial Corp	127,468
756		GB&T Bancshares, Inc	16,677
5,411		Glacier Bancorp, Inc	157,785
8,903		Gold Banc Corp, Inc	120,101
2,449		Great Southern Bancorp, Inc	76,531
1,221		Greater Community Bancorp	17,338
200		Greene County Bancshares, Inc	4,768
6,085		Hancock Holding Co	193,442
528		Hanmi Financial Corp	15,946
4,500		Harbor Florida Bancshares, Inc	139,950
5,680		Harleysville National Corp	139,217
2,050		Heartland Financial U.S.A., Inc	37,823
800		Heritage Financial Corp	16,480
2,304		Horizon Financial Corp	44,260
6,596		Hudson River Bancorp, Inc	125,192
2,274		IberiaBank Corp	131,255
300		IBT Bancorp, Inc	14,910
3,231		Independent Bank Corp (Massachusetts)	99,870
5,879		Independent Bank Corp (Michigan)	158,733
280		Integra Bank Corp	6,076
3,700	*	Intercept, Inc	69,301
2,500		Interchange Financial Services Corp	59,925
1,026		International Bancshares Corp	37,706
3,800		Irwin Financial Corp	98,116
1,171	*	Itla Capital Corp	54,100
100	*	K-Fed Bancorp	1,475
3,300		KNBT Bancorp, Inc	55,572

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

1,114		Lakeland Financial Corp	$37,765
100		LNB Bancorp, Inc	2,000
878		Macatawa Bank Corp	24,628
6,100		MAF Bancorp, Inc	263,093
2,483		Main Street Banks, Inc	75,980
1,977		MainSource Financial Group, Inc	40,529
5,604		MB Financial, Inc	222,143
2,800		MBT Financial Corp	54,964
100		Merchants Bancshares, Inc	2,875
5,169		Mid-State Bancshares	132,998
500		MutualFirst Financial, Inc	12,103
4,040		Nara Bancorp, Inc	81,406
400		NASB Financial, Inc	15,768
800		National Bankshares, Inc	34,960
1,500		NBC Capital Corp	38,430
1,100		NBT Bancorp, Inc	25,773
77,457		NetBank, Inc	775,345
3,200		Northwest Bancorp, Inc	72,544
800		Oak Hill Financial, Inc	27,824
1,500		OceanFirst Financial Corp	36,390
8,000	*	Ocwen Financial Corp	73,200
400		Old Point Financial Corp	12,276
3,070		Old Second Bancorp, Inc	85,868
1,508		Omega Financial Corp	52,177
150		Oneida Financial Corp	1,744
1,500		PAB Bankshares, Inc	19,200
9,964		Pacific Capital Bancorp	294,735
2,600		Park National Corp	330,798
600		Parkvale Financial Corp	16,200
4,016		Partners Trust Financial Group, Inc	41,606
1,045		Peapack Gladstone Financial Corp	31,716
1,708		Pennrock Financial Services Corp	47,414
630		Penns Woods Bancorp, Inc	29,456
2,345		Peoples Bancorp, Inc	61,720
1,400		Peoples Holding Co	45,570
2,740		PFF Bancorp, Inc	104,860
8,660		Provident Bancorp, Inc	101,668
7,145		Provident Bankshares Corp	239,715
1,448		Provident Financial Holdings	41,992
16,300		Provident Financial Services, Inc	281,175
26,200		R & G Financial Corp (Class B)	1,012,630
1,840		Republic Bancorp, Inc (Class A) (Kentucky)	42,688
9,994		Republic Bancorp, Inc (Michigan)	153,908
4,705		S & T Bancorp, Inc	168,016
2,600		S.Y. Bancorp, Inc	58,682
1,100		Santander Bancorp	27,500
1,790		SCBT Financial Corp	52,805
2,510		Seacoast Banking Corp Of Florida	53,614
646		Security Bank Corp	22,610
1,200		Shore Bancshares, Inc	34,872
822		Sierra Bancorp	13,234
505	*	Signature Bank	13,509
7,700	*	Silicon Valley Bancshares	286,209
3,200		Simmons First National Corp (Class A)	81,856
918		Smithtown Bancorp, Inc	22,950
1,400		Sound Federal Bancorp, Inc	20,468
1,561		Southern Community Financial Corp	17,374
2,346		Southside Bancshares, Inc	47,765
3,282		Southwest Bancorp Of Texas, Inc	66,099
2,319		Southwest Bancorp, Inc	51,134
350		State Bancorp, Inc	7,928
1,331		State Financial Services Corp (Class A)	36,523
5,105		Sterling Financial Corp (Pennsylvania)	137,018
4,937	*	Sterling Financial Corp (Spokane)	173,980
1,000		Summit Bancshares, Inc	33,250
1,373	*	Sun Bancorp, Inc (New Jersey)	30,110

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

200		Taylor Capital Group, Inc	$4,800
4,700	*	Texas Capital Bancshares, Inc	85,305
9,000		Texas Regional Bancshares, Inc (Class A)	279,810
7,700		TierOne Corp	177,562
1,896		Trico Bancshares	39,664
12,964		Trustco Bank Corp NY	166,198
9,073		Trustmark Corp	281,989
2,520		U.S.B. Holding Co, Inc	63,706
14,154		UMB Financial Corp	674,721
8,415		Umpqua Holdings Corp	189,842
1,697		Union Bankshares Corp	52,879
8,356		United Bankshares, Inc	289,535
6,178		United Community Banks, Inc	149,940
6,700		United Community Financial Corp	76,179
1,096		United Securities Bancshares	30,688
200		United Security Bancshares (California)	4,374
100		Univest Corp of Pennsylvania	4,075
4,777		Unizan Financial Corp	131,893
1,320	*	Virginia Commerce Bancorp	35,640
1,300		Virginia Financial Group, Inc	42,250
635		Wayne Bancorp, Inc	18,059
3,900		Wesbanco, Inc	113,412
2,625		West Bancorporation	43,943
3,300		West Coast Bancorp	68,739
7,112		Westamerica Bancorp	390,378
1,397	*	Western Sierra Bancorp	46,506
1,500	*	Wilshire Bancorp, Inc	45,270
1,300		WSFS Financial Corp	65,000
352		Yadkin Valley Bank and Trust Co	4,928
1,800		Yardville National Bancorp	52,380

		TOTAL DEPOSITORY INSTITUTIONS	22,151,621

EATING AND DRINKING PLACES - 1.84%
400	*	BJ's Restaurants, Inc	6,348
7,629		Bob Evans Farms, Inc	207,204
1,200	*	Buffalo Wild Wings, Inc	33,648
4,115	*	California Pizza Kitchen, Inc	89,913
10,700		CBRL Group, Inc	386,056
8,100	*	CEC Entertainment, Inc	297,675
58,100	*	CKE Restaurants, Inc	642,005
2,899	*	Cosi, Inc	15,510
3,500	*	Dave & Buster's, Inc	66,430
4,300		IHOP Corp	164,303
12,400	*	Jack In The Box, Inc	393,452
12,200	*	Krispy Kreme Doughnuts, Inc	154,452
9,900		Landry's Restaurants, Inc	270,171
3,275		Lone Star Steakhouse & Saloon, Inc	84,593
4,588	*	O'Charley's, Inc	74,784
5,500	*	P.F. Chang's China Bistro, Inc	266,695
4,095	*	Papa John's International, Inc	125,635
13,530	*	Rare Hospitality International, Inc	360,575
18,597	*	Ryan's Restaurant Group, Inc	275,979
2,534	*	Sonic Corp	64,946
5,300	*	The Steak N Shake Co	90,524
4,000		Triarc Cos (Class B)	45,880

		TOTAL EATING AND DRINKING PLACES	4,116,778

EDUCATIONAL SERVICES - 0.13%
2,000	*	Learning Tree International, Inc	28,200
2,200	*	Princeton Review, Inc	16,500
1,393		Strayer Education, Inc	160,209
3,200	*	Universal Technical Institute, Inc	96,576

		TOTAL EDUCATIONAL SERVICES	301,485

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 3.61%
3,300		American States Water Co	$82,170
42,300	*	Aquila, Inc	131,976
15,099		Atmos Energy Corp	380,344
11,300		Avista Corp	204,530
7,000		Black Hills Corp	194,460
90,300	*	Calpine Corp	261,870
2,300		Cascade Natural Gas Corp	48,829
4,225	*	Casella Waste Systems, Inc (Class A)	50,024
5,000		Central Vermont Public Service Corp	100,550
3,400		CH Energy Group, Inc	155,720
200		Chesapeake Utilities Corp	5,020
18,000		Cleco Corp	310,320
35,400	*	CMS Energy Corp	337,008
500		Connecticut Water Service, Inc	13,220
1,300		Duquesne Light Holdings, Inc	23,348
3,811	*	Duratek, Inc	67,798
11,400	*	El Paso Electric Co	183,198
3,700		Energen Corp	190,735
700		EnergySouth, Inc	19,075
8,300		Idacorp, Inc	241,198
4,600		Laclede Group, Inc	134,458
3,345		MGE Energy, Inc	106,438
6,000		New Jersey Resources Corp	248,400
20,200		Nicor, Inc	741,340
3,200		Northwest Natural Gas Co	101,536
5,600		Otter Tail Corp	142,800
8,100		Peoples Energy Corp	337,608
13,150		PNM Resources, Inc	296,007
6,147		Resource America, Inc (Class A)	145,008
14,900	*	Sierra Pacific Resources	133,355
600		SJW Corp	19,812
12,810	*	Southern Union Co	262,605
14,500		Southwest Gas Corp	347,275
21,700		UIL Holdings Corp	1,067,423
11,000		Unisource Energy Corp	267,850
10,350	*	Waste Connections, Inc	327,888
13,800		WGL Holdings, Inc	389,988

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,071,184

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.92%
5,514	*	Actel Corp	83,813
4,600	*	Advanced Energy Industries, Inc	42,734
14,350	*	Aeroflex, Inc	151,680
6,800	*	AMIS Holdings, Inc	91,936
4,500	*	Anaren Microwave, Inc	60,570
8,000	*	Applica, Inc	32,320
2,100		Applied Signal Technology, Inc	67,179
18,909	*	Arris Group, Inc	98,705
7,427	*	Artesyn Technologies, Inc	74,121
6,789	*	ATMI, Inc	139,039
11,096	*	Avanex Corp	22,636
3,600		Baldor Electric Co	85,176
2,531		Bel Fuse, Inc (Class B)	83,725
9,000	*	Benchmark Electronics, Inc	268,200
5,600		C&D Technologies, Inc	106,512
19,386	*	California Micro Devices Corp	149,854
6,600	*	Capstone Turbine Corp	10,098
4,388	*	Carrier Access Corp	30,497
1,200	*	Catapult Communications Corp	22,608
19,705	*	C-COR, Inc	166,507
600	*	Celestica, Inc (U.S.)	7,620
600	*	Ceradyne, Inc	26,346
8,200	*	Checkpoint Systems, Inc	127,674

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

900	*	Cherokee International Corp	$7,551
3,136	*	Comtech Telecommunications	84,986
7,800		CTS Corp	98,280
2,900		Cubic Corp	66,410
5,700	*	DDi Corp	28,899
3,700	*	Digital Theater Systems, Inc	67,525
5,650	*	Diodes, Inc	145,544
6,200	*	Ditech Communications Corp	138,818
6,459	*	DSP Group, Inc	135,962
3,200	*	Dupont Photomasks, Inc	54,528
6,015	*	Electro Scientific Industries, Inc	104,360
2,372	*	EMS Technologies, Inc	40,917
2,185	*	Energy Conversion Devices, Inc	28,973
8,816	*	Entegris, Inc	73,525
54,142	*	ESS Technology, Inc	370,873
2,300		Franklin Electric Co, Inc	91,080
4,600	*	FuelCell Energy, Inc	47,150
2,741	*	Genlyte Group, Inc	176,493
18,400	*	GrafTech International Ltd	256,680
13,038		Helix Technology Corp	177,252
5,800	*	Hexcel Corp	80,156
5,700	*	Hutchinson Technology, Inc	152,361
4,991	*	Inet Technologies, Inc	62,787
23,100	*	Integrated Device Technology, Inc	220,143
12,070	*	Interdigital Communications Corp	196,982
10,572		Inter-Tel, Inc	228,567
14,766	*	InterVoice, Inc	159,030
4,100	*	IXYS Corp	29,438
18,900	*	Kemet Corp	152,901
2,400	*	Lifeline Systems, Inc	58,608
4,779	*	Littelfuse, Inc	165,019
1,250		LSI Industries, Inc	13,050
8,700	*	Mattson Technology, Inc	66,903
27,413	*	McData Corp (Class A)	137,887
34	*	Medis Technologies Ltd	382
4,600	*	Mercury Computer Systems, Inc	123,832
13,246		Methode Electronics, Inc	169,416
2,207	*	Metrologic Instruments, Inc	34,981
14,913	*	Micrel, Inc	155,244
12,886	*	Microsemi Corp	181,693
1,301	*	MIPS Technologies, Inc	7,416
5,700	*	Moog, Inc (Class A)	206,910
19,600	*	Mykrolis Corp	197,372
10,031	*	NMS Communications Corp	48,951
51,290	*	Omnivision Technologies, Inc	725,754
26,300	*	ON Semiconductor Corp	82,319
2,929	*	OSI Systems, Inc	47,157
7,300	*	Paradyne Networks, Inc	33,580
3,800		Park Electrochemical Corp	80,560
7,093	*	Photronics, Inc	117,886
8,800	*	Pixelworks, Inc	88,088
10,477	*	Plug Power, Inc	67,158
4,251	*	PLX Technology, Inc	30,650
1,400	*	Powell Industries, Inc	23,590
1,676		Raven Industries, Inc	74,498
7,500	*	Rayovac Corp	197,625
5,400		Regal-Beloit Corp	130,626
13,372	*	Remec, Inc	62,982
200,920	*	RF Micro Devices, Inc	1,273,833
3,500	*	Rogers Corp	148,715
9,295	*	SBS Technologies, Inc	113,399
5,333	*	Seachange International, Inc	85,275
5,400	*	Sigmatel, Inc	114,534
16,193	*	Silicon Image, Inc	204,680
52,500	*	Silicon Storage Technology, Inc	334,425
2,208	*	Siliconix, Inc	79,113

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

2,700		Smith (A.O.) Corp	$65,745
15,935	*	Standard Microsystems Corp	279,022
3,400	*	Stoneridge, Inc	47,940
2,000	*	Supertex, Inc	38,860
8,800	*	Technitrol, Inc	171,600
10,700	*	Tekelec	178,476
5,300	*	Tessera Technologies, Inc	117,130
12,900		Thomas & Betts Corp	345,978
20	*	Triquint Semiconductor, Inc	78
19,673	*	TTM Technologies, Inc	174,893
3,050	*	Ultralife Batteries, Inc	31,019
3,087	*	Universal Electronics, Inc	51,800
5,943	*	Valence Technology, Inc	20,444
7,900	*	Varian Semiconductor Equipment Associates, Inc	244,110
29,780	*	Verso Technologies, Inc	28,291
4,600	*	Viasat, Inc	92,460
38,800	*	Vitesse Semiconductor Corp	105,924
10,758	*	Westell Technologies, Inc	55,619
595	*	White Electronic Designs Corp	2,916
4,700	*	Wilson Greatbatch Technologies, Inc	84,083
500		Woodhead Industries, Inc	6,900
728	*	Zhone Technologies, Inc	2,235

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	13,257,355

ENGINEERING AND MANAGEMENT SERVICES - 2.15%
5,500	*	Accelrys, Inc	35,860
1,947	*	Advisory Board Co	65,419
5,828	*	Answerthink, Inc	31,180
5,500	*	Antigenics, Inc	33,165
15,900	*	Applera Corp (Celera Genomics Group)	185,871
11,375	*	Ariad Pharmaceuticals, Inc	76,099
11,191	*	Axonyx, Inc	63,229
14,236	*	Century Business Services, Inc	63,920
2,800	*	Cornell Cos, Inc	34,720
7,900	*	Corrections Corp Of America	279,344
9,326	*	CuraGen Corp	51,293
6,900	*	CV Therapeutics, Inc	86,250
10,482	*	Decode Genetics, Inc	78,929
11,736	*	Digitas, Inc	90,719
5,100	*	Diversa Corp	42,585
5,676	*	Dyax Corp	43,365
10,025	*	eResearch Technology, Inc	133,633
13,686	*	Exelixis, Inc	110,309
1,300	*	Exponent, Inc	35,815
5,700	*	Exult, Inc	29,982
8,000	*	FTI Consulting, Inc	151,200
14,000	*	Gartner, Inc (Class A)	163,660
2,200	*	Gene Logic, Inc	8,184
1,600	*	Genencor International, Inc	25,680
13,290	*	Incyte Corp	127,983
4,695	*	Keryx Biopharmaceuticals, Inc	52,537
4,600	*	Kosan Biosciences, Inc	26,496
1,400		Landauer, Inc	65,702
2,900	*	LECG Corp	49,039
13,826	*	Lexicon Genetics, Inc	91,113
6,200	*	Lifecell Corp	62,000
4,200	*	MAXIMUS, Inc	121,002
2,800	*	Maxygen, Inc	27,692
1,600	*	MTC Technologies, Inc	44,208
3,000	*	Navigant Consulting, Inc	65,880
3,749	*	Neopharm, Inc	32,091
13,200	*	Oscient Pharmaceuticals Corp	46,860
4,566	*	Parexel International Corp	89,494
5,100	*	Per-Se Technologies, Inc	69,972

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

19,100	*	Pharmos Corp	$55,008
9,208	*	PRG-Schultz International, Inc	52,854
8,252	*	Regeneron Pharmaceuticals, Inc	71,627
300	*	Research Frontiers, Inc	1,908
2,200	*	Rigel Pharmaceuticals, Inc	55,660
6,800	*	Seattle Genetics, Inc	44,676
2,735	*	SFBC International, Inc	71,958
7,730	*	Sourcecorp	171,142
9,500	*	Telik, Inc	211,850
12,100	*	Tetra Tech, Inc	153,307
400	*	TRC Cos, Inc	7,508
3,400	*	Trimeris, Inc	51,170
6,800	*	URS Corp	181,424
4,100	*	Ventiv Health, Inc	69,495
15,301	*	Washington Group International, Inc	529,721
7,200		Watson Wyatt & Co Holdings	189,360

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,811,148

FABRICATED METAL PRODUCTS - 1.44%
3,700		CIRCOR International, Inc	72,150
6,400		Commercial Metals Co	254,208
92,000	*	Crown Holdings, Inc	948,520
1,600	*	Drew Industries, Inc	57,360
18,300	*	Griffon Corp	386,130
2,861		Gulf Island Fabrication, Inc	63,800
5,550	*	Intermagnetics General Corp	128,483
18,800	*	Jacuzzi Brands, Inc	174,840
100	*	Material Sciences Corp	1,349
100	*	Mobile Mini, Inc	2,480
5,300	*	NCI Building Systems, Inc	169,070
500	*	Raytech Corp	905
13,700	*	Shaw Group, Inc	164,400
9,148		Silgan Holdings, Inc	423,552
4,000		Simpson Manufacturing Co, Inc	252,800
12,200	*	Tower Automotive, Inc	25,498
4,300		Valmont Industries, Inc	89,741

		TOTAL FABRICATED METAL PRODUCTS	3,215,286

FISHING, HUNTING, AND TRAPPING - 0.00%
600	*	Omega Protein Corp	4,620

		TOTAL FISHING, HUNTING, AND TRAPPING	4,620

FOOD AND KINDRED PRODUCTS - 1.09%
3,500		American Italian Pasta Co (Class A)	91,525
15,244		Cal-Maine Foods, Inc	167,227
1,800		Coca-Cola Bottling Co Consolidated	97,236
8,100		Corn Products International, Inc	373,410
39,900	*	Darling International, Inc	171,969
7,950		Flowers Foods, Inc	205,508
1,300	*	Hansen Natural Corp	31,356
24,400	*	Hercules, Inc	347,700
10,200	*	Interstate Bakeries Corp	39,780
2,500	*	J & J Snack Foods Corp	107,200
5,837		Lance, Inc	94,268
2,300	*	M&F Worldwide Corp	29,923
2,500	*	Peets Coffee & Tea, Inc	58,475
6,300		Ralcorp Holdings, Inc	227,430
500	*	Robert Mondavi Corp (Class A)	19,585
6,159		Sanderson Farms, Inc	206,019
7,800		Sensient Technologies Corp	168,792

		TOTAL FOOD AND KINDRED PRODUCTS	2,437,403

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

FOOD STORES - 0.34%
204		Arden Group, Inc (Class A)	$17,340
3,700	*	Great Atlantic & Pacific Tea Co, Inc	22,570
2,292		Ingles Markets, Inc (Class A)	27,642
2,520	*	Pantry, Inc	63,428
22,000	*	Pathmark Stores, Inc	106,700
13,000		Ruddick Corp	255,320
2,400		Weis Markets, Inc	81,312
14,320	*	Wild Oats Markets, Inc	123,725
18,200	*	Winn-Dixie Stores, Inc	56,238

		TOTAL FOOD STORES	754,275

FURNITURE AND FIXTURES - 0.60%
2,300		Bassett Furniture Industries, Inc	43,424
7,300		Ethan Allen Interiors, Inc	253,675
11,500		Furniture Brands International, Inc	288,420
1,387		Hooker Furniture Corp	38,323
4,527		Kimball International, Inc (Class B)	62,835
29,600		La-Z-Boy, Inc	449,328
4,656	*	Select Comfort Corp	84,739
1,200		Stanley Furniture Co, Inc	52,800
4,200	*	Tempur-Pedic International, Inc	62,958

		TOTAL FURNITURE AND FIXTURES	1,336,502

FURNITURE AND HOMEFURNISHINGS STORES - 0.32%
2,568	*	Electronics Boutique Holdings Corp	87,569
3,300	*	Gamestop Corp (Class A)	61,083
4,000		Haverty Furniture Cos, Inc	70,160
895	*	Kirkland's, Inc	8,413
9,800	*	Linens 'n Things, Inc	227,066
5,700	*	Restoration Hardware, Inc	29,526
700	*	The Bombay Co, Inc	5,131
22,847	*	Trans World Entertainment Corp	223,215

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	712,163

GENERAL BUILDING CONTRACTORS - 0.72%
3,000		Beazer Homes U.S.A., Inc	320,670
13,481		Brookfield Homes Corp	355,224
900	*	Dominion Homes, Inc	21,438
3,275		Levitt Corp (Class A)	76,832
2,700		M/I Homes, Inc	114,588
2,300	*	Meritage Homes Corp	180,780
2,054	*	Palm Harbor Homes, Inc	34,610
9,900	*	Perini Corp	141,174
950		Technical Olympic U.S.A., Inc	26,828
5,200		Walter Industries, Inc	83,304
7,300	*	WCI Communities, Inc	170,090
900	*	William Lyon Homes, Inc	80,010

		TOTAL GENERAL BUILDING CONTRACTORS	1,605,548

GENERAL MERCHANDISE STORES - 0.26%
2,400		Bon-Ton Stores, Inc	29,256
10,782		Casey's General Stores, Inc	200,437
1,463	*	Conn's, Inc	20,453
1,300	*	Gander Mountain Co	26,020
12,800	*	ShopKo Stores, Inc	222,848
5,500	*	Stein Mart, Inc	83,710

		TOTAL GENERAL MERCHANDISE STORES	582,724

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

HEALTH SERVICES - 2.00%
2,400	*	Amedisys, Inc	$71,880
1,600	*	America Service Group, Inc	65,664
6,796	*	Amsurg Corp	143,939
11,200	*	Apria Healthcare Group, Inc	305,200
24,100	*	Beverly Enterprises, Inc	182,437
1,000	*	Corvel Corp	29,680
5,200	*	Cross Country Healthcare, Inc	80,600
800	*	Dynacq Healthcare, Inc	5,280
5,100	*	Enzo Biochem, Inc	76,500
20,578	*	First Health Group Corp	331,100
4,468	*	Genesis HealthCare Corp	135,872
5,700	*	Gentiva Health Services, Inc	93,309
6,200		Hooper Holmes, Inc	27,776
6,408	*	Inveresk Research Group, Inc	236,391
5,862	*	Kindred Healthcare, Inc	143,033
2,300		LCA-Vision, Inc	59,317
8,600	*	LifePoint Hospitals, Inc	258,086
6,000	*	Magellan Health Services, Inc	219,360
414	*	Matria Healthcare, Inc	11,720
3,362	*	Medcath Corp	53,187
1,100		National Healthcare Corp	31,350
8,202	*	NeighborCare, Inc	207,921
13,500	*	OCA, Inc	63,990
4,100	*	Odyssey HealthCare, Inc	72,775
2,981		Option Care, Inc	46,116
5,500	*	Pediatrix Medical Group, Inc	301,675
11,100	*	Province Healthcare Co	232,212
2,200	*	Psychiatric Solutions, Inc	55,770
10,600	*	RehabCare Group, Inc	244,118
20,700		Select Medical Corp	278,001
8,500	*	Sunrise Senior Living, Inc	298,520
1,900	*	Symbion, Inc	30,600
1,601	*	United Surgical Partners International, Inc	54,994
2,000	*	VistaCare, Inc (Class A)	30,620

		TOTAL HEALTH SERVICES	4,478,993

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.12%
7,200		Granite Construction, Inc	172,080
5,800	*	Insituform Technologies, Inc (Class A)	108,286

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	280,366

HOLDING AND OTHER INVESTMENT OFFICES - 10.82%
3,100	*	4Kids Entertainment, Inc	62,620
2,100		Acadia Realty Trust	30,975
2,600		Alabama National Bancorp	155,662
4,300		Alexandria Real Estate Equities, Inc	282,596
3,110		Amcore Financial, Inc	88,262
24,300		American Financial Realty Trust	342,873
7,737		American Home Mortgage Investment Corp	216,249
200	*	American Realty Investors, Inc	1,722
13,400		AMLI Residential Properties Trust	409,370
14,400		Anthracite Capital, Inc	160,128
9,900		Anworth Mortgage Asset Corp	112,662
12,800		Apollo Investment Corp	181,120
1,300		Arbor Realty Trust, Inc	28,860
300		Ashford Hospitality Trust, Inc	2,820
8,000		Bedford Property Investors	242,720
16,600		Brandywine Realty Trust	472,768
1,400		Brookline Bancorp, Inc	21,938
600		BRT Realty Trust	12,978
6,886		Capital Automotive REIT	215,325
500		Capital Southwest Corp	38,000
1,400		Capital Trust, Inc	40,740
1,500		Capitol Bancorp Ltd	44,010
20,700		Capstead Mortgage Corp	257,715

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

12,000		CarrAmerica Realty Corp	$392,400
1,500		Cherokee, Inc	35,790
10,200		Colonial Properties Trust	410,244
23,703		Commercial Net Lease Realty, Inc	431,869
8,124		Community First Bankshares, Inc	260,455
10,400		Cornerstone Realty Income Trust, Inc	101,504
6,000		Corporate Office Properties Trust	153,720
2,400		Correctional Properties Trust	65,520
7,800		Cousins Properties, Inc	267,618
100	*	Criimi MAE, Inc	1,468
400	*	Enstar Group, Inc	19,824
5,200		Entertainment Properties Trust	196,560
7,500		Equity One, Inc	147,150
674		First Defiance Financial Corp	17,531
425		First Indiana Corp	8,543
9,100		First Industrial Realty Trust, Inc	335,790
2,600		First Place Financial Corp	52,000
6,300		Gables Residential Trust	215,145
1,824		Gladstone Capital Corp	41,423
6,600		Glimcher Realty Trust	160,380
35,187		Greater Bay Bancorp	1,011,626
9,500		Healthcare Realty Trust, Inc	370,880
6,000		Heritage Property Investment Trust	175,020
900		Highland Hospitality Corp	10,260
11,900		Highwoods Properties, Inc	292,859
111		Home Properties, Inc	4,391
13,900		IMPAC Mortgage Holdings, Inc	365,570
54,578		iShares Russell 2000 Index Fund	6,213,705
6,300		Kilroy Realty Corp	239,589
5,300		Kramont Realty Trust	98,580
39,000	*	La Quinta Corp	304,200
3,700		LaSalle Hotel Properties	102,120
10,700		Lexington Corporate Properties Trust	232,297
2,200		LTC Properties, Inc	39,358
25,800		Luminent Mortgage Capital, Inc	327,144
7,500		Maguire Properties, Inc	182,325
4,100		Manufactured Home Communities, Inc	136,284
421		MASSBANK Corp	15,636
16,900		MFA Mortgage Investments, Inc	155,649
3,900		Mid-America Apartment Communities, Inc	151,905
8,500		Mission West Properties, Inc	87,975
11,100		National Health Investors, Inc	315,684
1,200		National Health Realty, Inc	22,860
14,700		Nationwide Health Properties, Inc	305,025
12,200		Newcastle Investment Corp	374,540
15,300		Novastar Financial, Inc	667,080
10,300		Omega Healthcare Investors, Inc	110,828
3,750		Oriental Financial Group, Inc	101,475
2,400		Parkway Properties, Inc	111,480
5,092		Pennsylvania Real Estate Investment Trust	196,857
8,800		Post Properties, Inc	263,120
9,900		Prentiss Properties Trust	356,400
3,625		Price Legacy Corp	68,694
3,400		Prosperity Bancshares, Inc	90,848
3,500		PS Business Parks, Inc	139,475
5,100		RAIT Investment Trust	139,485
3,200		Ramco-Gershenson Properties	86,656
3,529		Redwood Trust, Inc	220,280
3,448		Sandy Spring Bancorp, Inc	112,750
2,500		Saul Centers, Inc	82,200
59,300		Senior Housing Properties Trust	1,056,726
3,300		Sovran Self Storage, Inc	129,294
2,400		Suffolk Bancorp	72,408
6,200		Summit Properties, Inc	167,710
3,600		Sun Communities, Inc	141,084
12,089		Susquehanna Bancshares, Inc	297,389

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

3,000		Tanger Factory Outlet Centers, Inc	$134,340
485	*	Tarragon Realty Investors, Inc	6,310
1,000		Taubman Centers, Inc	25,830
1,560		Tompkins Trustco, Inc	72,212
6,200		Town & Country Trust	157,790
16,900		U.S. Restaurant Properties, Inc	285,441
4,500		Universal Health Realty Income Trust	136,350
9,300		Washington Real Estate Investment Trust	281,790
6,527		Waypoint Financial Corp	179,949
5,100		Winston Hotels, Inc	54,570

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	24,219,350

HOTELS AND OTHER LODGING PLACES - 0.43%
3,747		Ameristar Casinos, Inc	113,347
16,700	*	Bluegreen Corp	185,871
4,500	*	Boca Resorts, Inc (Class A)	83,565
9,800		Boyd Gaming Corp	275,870
4,300		Marcus Corp	83,721
2,500	*	Pinnacle Entertainment, Inc	34,500
8,400	*	Prime Hospitality Corp	102,228
4,200	*	Vail Resorts, Inc	75,894

		TOTAL HOTELS AND OTHER LODGING PLACES	954,996

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.76%
1,700	*	Aaon, Inc	29,580
3,700	*	Actuant Corp	152,477
23,854	*	Adaptec, Inc	181,290
12,100	*	Advanced Digital Information Corp	105,270
6,200		Albany International Corp (Class A)	184,822
300		Ampco-Pittsburgh Corp	3,978
3,576	*	Astec Industries, Inc	68,373
1,700	*	ASV, Inc	63,631
10,200	*	Asyst Technologies, Inc	52,122
51,840	*	Axcelis Technologies, Inc	429,235
4,771		Black Box Corp	176,288
2,500	*	Blount International, Inc	32,750
9,836	*	Brooks Automation, Inc	139,179
2,300		Cascade Corp	63,848
190,067	*	Cirrus Logic, Inc	906,620
3	*	Cuno, Inc	173
13,778	*	Dot Hill Systems Corp	110,500
1,400	*	Dril-Quip, Inc	31,220
11,720	*	Electronics For Imaging, Inc	190,333
42,100	*	Emulex Corp	484,992
4,900		Engineered Support Systems, Inc	223,636
13,000	*	EnPro Industries, Inc	313,820
8,500	*	Esterline Technologies Corp	260,015
54,300	*	Flowserve Corp	1,312,974
2,000	*	Gardner Denver, Inc	55,140
1,300	*	General Binding Corp	18,252
7,400	*	Global Power Equipment Group, Inc	54,834
1,125		Gorman-Rupp Co	22,905
7,800		IDEX Corp	264,888
42,917	*	InFocus Corp	393,120
4,372		Joy Global, Inc	150,309
800	*	Kadant, Inc	14,688
6,200		Kaydon Corp	178,374
8,100		Kennametal, Inc	365,715
9,603	*	Komag, Inc	133,482
33,261	*	Kulicke & Soffa Industries, Inc	187,925
9,700		Lennox International, Inc	144,918
7,400		Lincoln Electric Holdings, Inc	232,064
2,000		Lindsay Manufacturing Co	53,660
1,100		Lufkin Industries, Inc	40,942

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

6,000		Manitowoc Co, Inc	$212,760
200	*	Mestek, Inc	3,490
3,516	*	Micros Systems, Inc	176,046
1,000		Middleby Corp	52,650
5,200		Modine Manufacturing Co	156,572
4,900		Nacco Industries, Inc (Class A)	422,135
5,900		Nordson Corp	202,547
16,800	*	Oil States International, Inc	314,160
2,967	*	Overland Storage, Inc	41,508
9,100	*	PalmOne, Inc	277,004
13,600	*	Paxar Corp	308,448
11,316	*	Planar Systems, Inc	126,852
5,600	*	Presstek, Inc	54,152
5,400	*	ProQuest Co	138,780
200		Robbins & Myers, Inc	4,400
2,200		Sauer-Danfoss, Inc	37,576
1,600		Schawk, Inc	23,248
11,947	*	Scientific Games Corp (Class A)	228,188
4,200		Standex International Corp	102,900
6,300		Stewart & Stevenson Services, Inc	111,321
400	b*	Surebeam Corp (Class A)	4
3,600		Tecumseh Products Co (Class A)	150,732
1,500		Tennant Co	60,795
11,000	*	Terex Corp	477,400
9,600		Toro Co	655,680
1,600	*	Transact Technologies, Inc	41,360
10,500	*	UNOVA, Inc	147,525
5,617	*	Veeco Instruments, Inc	117,788
2,118		Woodward Governor Co	142,944
9,000		York International Corp	284,310

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	12,901,617

INSTRUMENTS AND RELATED PRODUCTS - 5.45%
3,765	*	Abaxis, Inc	48,983
2,100	*	ADE Corp	35,774
7,800	*	Advanced Medical Optics, Inc	308,646
4,400	*	Advanced Neuromodulation Systems, Inc	133,540
11,286	*	Align Technology, Inc	172,450
5,476	*	American Medical Systems Holdings, Inc	198,615
2,500		Analogic Corp	104,225
12,228		Arrow International, Inc	365,617
4,617	*	Arthrocare Corp	135,232
2,437		BEI Technologies, Inc	66,774
4,724		Biolase Technology, Inc	38,548
8,000	*	Bio-Rad Laboratories, Inc (Class A)	408,800
4,210	*	Candela Corp	48,583
16,000	*	Cardiac Science, Inc	30,720
7,819	*	Cardiodynamics International Corp	35,967
9,100	*	Cepheid, Inc	78,442
400	*	Cholestech Corp	2,704
1,509	*	Closure Medical Corp	21,488
8,718		Cognex Corp	228,412
6,492	*	Coherent, Inc	168,402
4,700		Cohu, Inc	69,466
2,900	*	Cole National Corp	80,359
5,525	*	Conceptus, Inc	51,217
6,516	*	Conmed Corp	171,371
21,500	*	Credence Systems Corp	154,800
6,800	*	CTI Molecular Imaging, Inc	54,876
3,760	*	Cyberonics, Inc	76,930
5,973	*	Cyberoptics Corp	92,223
2,504		Datascope Corp	93,399
4,065	*	Dionex Corp	222,356
3,900	*	DJ Orthopedics, Inc	68,835
5,100	*	DRS Technologies, Inc	190,944

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

3,400		EDO Corp	$94,350
6,692	*	Encore Medical Corp	33,326
4,800	*	Endocardial Solutions, Inc	55,536
2,800	*	ESCO Technologies, Inc	189,728
1,300	*	Exactech, Inc	26,585
2,565	*	Excel Technology, Inc	66,228
1,400		E-Z-Em-Inc	25,130
2,280	*	Faro Technologies, Inc	46,375
4,200	*	Haemonetics Corp	137,928
4,800	*	Hanger Orthopedic Group, Inc	24,048
2,500	*	Herley Industries, Inc	46,725
4,358	*	Hologic, Inc	83,979
2,301	*	ICU Medical, Inc	59,918
1,450		II-VI, Inc	50,765
1,000	*	Illumina, Inc	5,910
4,418	*	Integra LifeSciences Holding	141,862
7,300	*	Intuitive Surgical, Inc	180,675
10,400		Invacare Corp	478,400
3,900	*	Invision Technologies, Inc	175,461
4,643	*	Itron, Inc	81,020
7,186	*	Ixia	69,848
2,700		Keithley Instruments, Inc	47,115
2,100	*	Kensey Nash Corp	54,999
5,140	*	Kyphon, Inc	127,369
3,900	*	Laserscope	79,053
1,654	*	LeCroy Corp	27,638
2,300	*	Measurement Specialties, Inc	57,155
1,767	*	Medical Action Industries, Inc	29,382
16,300		Mentor Corp	548,984
5,067	*	Merit Medical Systems, Inc	76,562
3,900		Mine Safety Appliances Co	158,808
9,890	*	MKS Instruments, Inc	151,515
2,735	*	Molecular Devices Corp	64,464
3,200		Movado Group, Inc	54,400
10,302		MTS Systems Corp	218,918
7,390	*	Nanogen, Inc	28,304
4,226	*	Ocular Sciences, Inc	202,721
22,000	*	Orbital Sciences Corp	251,240
7,498	*	Orthologic Corp	52,786
10,100	*	Orthovita, Inc	45,198
2,637	*	Palomar Medical Technologies, Inc	57,803
29	*	Photon Dynamics, Inc	589
24,690	*	Possis Medical, Inc	386,645
4,090	*	Rofin-Sinar Technologies, Inc	120,164
2,400	*	Sirf Technology Holdings, Inc	34,152
4,700	*	Sola International, Inc	89,535
3,835	*	Sonic Solutions, Inc	62,587
5,500	*	Star Scientific, Inc	32,560
24,500	*	Steris Corp	537,530
8,400	*	Sybron Dental Specialties, Inc	249,396
8,948	*	Techne Corp	341,635
700	*	Theragenics Corp	2,555
10,953	*	Thoratec Corp	105,368
11,104	*	Trimble Navigation Ltd	350,886
6,026	*	TriPath Imaging, Inc	49,293
6,400		United Industrial Corp	210,496
3,085	*	Urologix, Inc	19,497
7,537	*	Varian, Inc	285,426
3,015	*	Ventana Medical Systems, Inc	152,077
6,700	*	Viasys Healthcare, Inc	112,091
5,100	*	Viisage Technology, Inc	29,325
10,600	*	Visx, Inc	218,360
3,400		Vital Signs, Inc	108,732
5,800	*	Wright Medical Group, Inc	145,696
5,752		X-Rite, Inc	83,807
1,003		Young Innovations, Inc	33,099

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

2,000	*	Zoll Medical Corp	$66,780

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	12,195,190

INSURANCE AGENTS, BROKERS AND SERVICE - 0.26%
15,000	*	Clark, Inc	203,100
1,300		Crawford & Co (Class B)	8,710
2,900		Hilb, Rogal & Hamilton Co	105,038
7,500		National Financial Partners Corp	268,350

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	585,198

INSURANCE CARRIERS - 2.83%
6,300		21st Century Insurance Group	84,105
4,700		American Equity Investment Life Holding Co	44,603
2,700	*	American Medical Security Group, Inc	86,373
1,907	*	American Physicians Capital, Inc	58,392
5,400	*	AMERIGROUP Corp	303,750
16,200		AmerUs Group Co	664,200
5,400	*	Argonaut Group, Inc	100,818
700		Baldwin & Lyons, Inc (Class B)	17,668
3,300		Bristol West Holdings, Inc	56,562
4,500	*	Centene Corp	191,610
2,986	*	Ceres Group, Inc	16,274
5,400	*	Citizens, Inc	32,238
3,400	*	CNA Surety Corp	36,040
5,400		Commerce Group, Inc	261,360
9,900	*	Danielson Holdings Corp	60,291
3,900		Delphi Financial Group, Inc (Class A)	156,663
1,000		Donegal Group, Inc	19,200
200		EMC Insurance Group, Inc	4,202
3,500		FBL Financial Group, Inc (Class A)	91,665
200	*	Financial Industries Corp	1,700
800	*	FPIC Insurance Group, Inc	20,680
1,400		Great American Financial Resources, Inc	21,406
2,800		Harleysville Group, Inc	57,848
3,592	*	HealthExtras, Inc	50,072
9,300		Horace Mann Educators Corp	163,494
720		Independence Holding Co	12,722
500		Kansas City Life Insurance Co	21,285
6,100		Landamerica Financial Group, Inc	277,550
1,000		Midland Co	27,350
2,300	*	Molina Healthcare, Inc	81,650
400	*	National Western Life Insurance Co (Class A)	65,160
1,917	*	Navigators Group, Inc	56,053
400		NYMAGIC, Inc	8,756
13,334	*	Ohio Casualty Corp	279,081
1,200		Penn-America Group, Inc	16,332
3,900	*	Philadelphia Consolidated Holding Corp	214,968
25,100		Phoenix Cos, Inc	261,542
1,700	*	Pico Holdings, Inc	32,351
5,800	*	PMA Capital Corp (Class A)	43,790
6,044		Presidential Life Corp	103,836
7,200	*	ProAssurance Corp	252,144
4,900		RLI Corp	183,995
2,200		Safety Insurance Group, Inc	48,906
5,970		Selective Insurance Group, Inc	222,084
10,200	*	Sierra Health Services, Inc	488,886
1,600		State Auto Financial Corp	46,320
5,600		Stewart Information Services Corp	220,640
2,000	*	Triad Guaranty, Inc	110,960
8,500		UICI	278,290
3,400		United Fire & Casualty Co	194,922
10,300		Vesta Insurance Group, Inc	46,247
3,100		Zenith National Insurance Corp	131,161

		TOTAL INSURANCE CARRIERS	6,328,195

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
1,900	*	Geo Group, Inc	$38,855

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	38,855

LEATHER AND LEATHER PRODUCTS - 0.19%
3,900		Brown Shoe Co, Inc	97,734
5,782		K-Swiss, Inc (Class A)	111,304
200		Weyco Group, Inc	7,400
8,600		Wolverine World Wide, Inc	216,720

		TOTAL LEATHER AND LEATHER PRODUCTS	433,158

LEGAL SERVICES - 0.03%
3,000	*	Pre-Paid Legal Services, Inc	77,040

		TOTAL LEGAL SERVICES	77,040

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.17%
22,600	*	Laidlaw International, Inc	371,770

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	371,770

LUMBER AND WOOD PRODUCTS - 0.21%
1,800		American Woodmark Corp	66,645
15,600	*	Champion Enterprises, Inc	160,524
2,100		Deltic Timber Corp	83,559
1,100		Skyline Corp	44,055
3,400		Universal Forest Products, Inc	116,280

		TOTAL LUMBER AND WOOD PRODUCTS	471,063

METAL MINING - 0.26%
2,400	*	Cleveland-Cliffs, Inc	194,088
25,600	*	Hecla Mining Co	190,464
3,580		Royal Gold, Inc	61,146
8,730	*	Stillwater Mining Co	135,315

		TOTAL METAL MINING	581,013

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.87%
18,000		Blyth, Inc	556,200
14,600		Callaway Golf Co	154,322
3,170	*	Daktronics, Inc	77,507
2,826		Escalade, Inc	39,253
3,000	*	Jakks Pacific, Inc	69,000
5,500	*	K2, Inc	78,705
5,600	*	Leapfrog Enterprises, Inc	113,400
6,400		Nautilus Group, Inc	144,576
1,400	*	Oneida Ltd	2,184
1,400		Penn Engineering & Manufacturing Corp	26,068
3,100	*	RC2 Corp	101,990
5,000	*	Shuffle Master, Inc	187,300
10,200	f*	Steinway Musical Instruments, Inc	277,440
4,300	*	Yankee Candle Co, Inc	124,528

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,952,473

MISCELLANEOUS RETAIL - 0.71%
2	*	1-800-Flowers.com, Inc (Class A)	17
4,057	*	Alloy, Inc	15,376
4,516	*	Big 5 Sporting Goods Corp	102,965
1,800		Blair Corp	50,724
800	*	Blue Nile, Inc	26,944

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

6,200		Cash America International, Inc	$151,652
4,700	*	Coldwater Creek, Inc	98,089
9,572	*	Drugstore.com, Inc	32,736
400	*	Finlay Enterprises, Inc	7,780
1,700	*	Friedman's, Inc (Class A)	3,502
2,900		Hancock Fabrics, Inc	34,742
6,800		Longs Drug Stores Corp	164,560
2,400	*	Overstock.com, Inc	88,152
6,142	*	Party City Corp	90,717
57	*	PC Connection, Inc	392
589	*	PC Mall, Inc	9,006
5,129	*	Priceline.com, Inc	113,710
4,910	*	Sports Authority, Inc	113,912
500	*	Systemax, Inc	2,830
3,000	*	Valuevision International, Inc (Class A)	40,170
1,300	*	Whitehall Jewellers, Inc	10,439
3,200		World Fuel Services Corp	114,560
11,540	*	Zale Corp	324,274

		TOTAL MISCELLANEOUS RETAIL	1,597,249

MOTION PICTURES - 0.49%
17,500	*	AMC Entertainment, Inc	334,950
5,438		Carmike Cinemas, Inc	191,472
35,820	*	Hollywood Entertainment Corp	353,543
12,250		Movie Gallery, Inc	214,743

		TOTAL MOTION PICTURES	1,094,708

NONDEPOSITORY INSTITUTIONS - 0.67%
2,589		Advanta Corp (Class A)	59,029
2,600		Advanta Corp (Class B)	62,894
2,000		Asta Funding, Inc	32,380
456		Beverly Hills Bancorp, Inc	4,765
9,600		CharterMac	211,104
12,693	*	CompuCredit Corp	236,344
2,300	*	Credit Acceptance Corp	43,562
900	b*	DVI, Inc	4
2,702	*	Encore Capital Group, Inc	50,933
2,000	*	Federal Agricultural Mortgage Corp (Class C)	44,380
3,800	*	Financial Federal Corp	142,424
6,908		MCG Capital Corp	119,923
300		Medallion Financial Corp	2,715
1,800	*	Nelnet, Inc	40,284
6,211	*	New Century Financial Corp	374,026
3,500	*	World Acceptance Corp	81,375

		TOTAL NONDEPOSITORY INSTITUTIONS	1,506,142

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
1,700		Amcol International Corp	32,504
3,300		Compass Minerals International, Inc	73,260

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	105,764

OIL AND GAS EXTRACTION - 3.38%
4,100		Berry Petroleum Co (Class A)	150,593
7,400		Cabot Oil & Gas Corp (Class A)	332,260
8,347	*	Cal Dive International, Inc	297,320
5,500	*	Callon Petroleum Co	69,740
9,300	*	Cimarex Energy Co	324,942
1,560	*	Clayton Williams Energy, Inc	33,431
7,800	*	Comstock Resources, Inc	163,176
11,200	*	Denbury Resources, Inc	284,480
2,900	*	Edge Petroleum Corp	46,313

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

2,700	*	Encore Acquisition Co	$93,150
5,400	*	Energy Partners Ltd	87,912
10,100	*	Forest Oil Corp	304,212
16,600	*	Hanover Compressor Co	223,270
8,100	*	Harvest Natural Resources, Inc	134,460
3,200	*	Houston Exploration Co	189,920
11,000	b*	KCS Energy, Inc	153,010
4,500	*	Key Energy Services, Inc	49,725
8,400	*	Magnum Hunter Resources, Inc	96,936
11,300	*	Meridian Resource Corp	99,779
7,283	*	Mission Resources Corp	45,810
17,500	*	Newpark Resources, Inc	105,000
5,400	*	Oceaneering International, Inc	198,936
6,200	*	Parker Drilling Co	22,754
4,100		Penn Virginia Corp	162,319
3,500	*	Petroleum Development Corp	153,370
17,326	*	Plains Exploration & Production Co	413,398
15,200		Range Resources Corp	265,848
1,600	*	Remington Oil & Gas Corp	42,000
2,100		RPC, Inc	37,548
8,100	*	Southwestern Energy Co	340,119
6,400		St. Mary Land & Exploration Co	254,784
5,200	*	Stone Energy Corp	227,552
11,700	*	Superior Energy Services, Inc	151,164
6,200	*	Swift Energy Co	148,552
4,800	*	Tetra Technologies, Inc	149,040
2,600	*	Todco	45,110
7,400	*	Veritas DGC, Inc	168,572
62,400		Vintage Petroleum, Inc	1,252,368
5,300	*	W-H Energy Services, Inc	109,975
4,500	*	Whiting Petroleum Corp	136,800

		TOTAL OIL AND GAS EXTRACTION	7,565,648

PAPER AND ALLIED PRODUCTS - 0.97%
29,500	*	Buckeye Technologies, Inc	328,925
3,383	*	Caraustar Industries, Inc	56,733
4,100		Chesapeake Corp	98,482
1,400		Glatfelter	17,346
10,800	*	Graphic Packaging Corp	69,984
2,700		Greif, Inc (Class A)	113,805
12,100		Longview Fibre Co	184,525
7,500	f*	Playtex Products, Inc	47,250
4,900		Pope & Talbot, Inc	86,240
19,800		Potlatch Corp	926,838
5,000		Rock-Tenn Co (Class A)	78,700
9,400		Wausau-Mosinee Paper Corp	156,510

		TOTAL PAPER AND ALLIED PRODUCTS	2,165,338

PERSONAL SERVICES - 0.27%
22,600	b*	Alderwoods Group, Inc	222,158
2,000		Angelica Corp	49,760
4,591	*	Coinstar, Inc	106,970
1,700		CPI Corp	22,525
3,852		G & K Services, Inc (Class A)	153,078
2,000		Unifirst Corp	57,200

		TOTAL PERSONAL SERVICES	611,691

PETROLEUM AND COAL PRODUCTS - 0.55%
4,300		ElkCorp	119,368
6,000		Frontier Oil Corp	141,660
2,300	*	Giant Industries, Inc	55,890
40	*	Headwaters, Inc	1,234
4,400		Holly Corp	112,200
27,100	*	Tesoro Petroleum Corp	800,263

		TOTAL PETROLEUM AND COAL PRODUCTS	1,230,615

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

PRIMARY METAL INDUSTRIES - 2.20%
23,700	*	AK Steel Holding Corp	$193,392
20,600		Allegheny Technologies, Inc	375,950
8,900		Belden CDT, Inc	194,020
7,200	*	Brush Engineered Materials, Inc	149,112
9,500		Carpenter Technology Corp	453,530
3,837	*	Century Aluminum Co	106,400
11,800	*	CommScope, Inc	254,880
4,600		Curtiss-Wright Corp	263,258
3,400		Gibraltar Steel Corp	122,944
1,500	*	Liquidmetal Technologies, Inc	2,850
6,200	*	Lone Star Technologies, Inc	234,360
3,089		Matthews International Corp (Class A)	104,655
25,400	*	Maverick Tube Corp	782,574
5,000		Mueller Industries, Inc	214,750
3,700		NN, Inc	42,365
4,000	*	NS Group, Inc	74,000
5,900	*	Oregon Steel Mills, Inc	98,117
11,200		Quanex Corp	574,336
700	*	RTI International Metals, Inc	13,559
5,100		Ryerson Tull, Inc	87,567
8,204		Steel Dynamics, Inc	316,838
2,100		Steel Technologies, Inc	53,796
100		Texas Industries, Inc	5,144
3,800	*	Titanium Metals Corp	89,148
6,100		Tredegar Corp	111,020

		TOTAL PRIMARY METAL INDUSTRIES	4,918,565

PRINTING AND PUBLISHING - 1.31%
13,700		American Greetings Corp (Class A)	344,144
5,600		Banta Corp	222,600
7,900		Bowne & Co, Inc	102,621
3,000	*	Cenveo, Inc	10,500
6,100	*	Consolidated Graphics, Inc	255,590
1,400		Courier Corp	58,352
1,450		CSS Industries, Inc	44,863
3,700		Ennis, Inc	79,254
6,300		Harland (John H.) Co	197,505
2,600	*	Information Holdings, Inc	70,798
4,400		Journal Communications, Inc	77,176
9,100	*	Journal Register Co	171,990
2,500	*	Martha Stewart Living Omnimedia, Inc (Class A)	39,250
22,700	*	Primedia, Inc	53,345
31,200		Reader's Digest Association, Inc (Class A)	455,208
6,552	*	Scholastic Corp	202,391
400		Standard Register Co	4,200
9,600		Thomas Nelson, Inc	187,680
11,700	*	Valassis Communications, Inc	346,086

		TOTAL PRINTING AND PUBLISHING	2,923,553

RAILROAD TRANSPORTATION - 0.05%
2,900		Florida East Coast Industries	108,895

		TOTAL RAILROAD TRANSPORTATION	108,895

REAL ESTATE - 0.22%
45	*	Avatar Holdings, Inc	1,910
1,200		Consolidated-Tomoka Land Co	41,736
2,900	*	Jones Lang LaSalle, Inc	95,729
1,900	*	Orleans Homebuilders, Inc	42,788
29,404	*	Stewart Enterprises, Inc (Class A)	204,358
7,300	*	Trammell Crow Co	114,756

		TOTAL REAL ESTATE	501,277

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 1.03%
7,400		Aptargroup, Inc	$325,378
2,500		Bandag, Inc	109,500
15,100		Cooper Tire & Rubber Co	304,567
1,900	f*	Deckers Outdoor Corp	64,600
33,500	*	Goodyear Tire & Rubber Co	359,790
6,000	*	Jarden Corp	218,940
14,960		Myers Industries, Inc	163,812
6,802		Schulman (A.), Inc	149,916
16,400	*	Skechers U.S.A., Inc (Class A)	238,128
3,100		Spartech Corp	77,810
2,200	*	Trex Co, Inc	97,416
11,900		Tupperware Corp	202,062

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	2,311,919

SECURITY AND COMMODITY BROKERS - 0.63%
5,300	*	Affiliated Managers Group, Inc	283,762
2,800		First Albany Cos, Inc	25,592
1,100		Greenhill & Co, Inc	25,960
9,500	*	Investment Technology Group, Inc	145,350
25,300	*	Knight Trading Group, Inc	233,519
11,500	*	LaBranche & Co, Inc	97,175
12,300	*	Piper Jaffray Cos	486,957
7,600		SWS Group, Inc	122,208

		TOTAL SECURITY AND COMMODITY BROKERS	1,420,523

SOCIAL SERVICES - 0.11%
3,000	*	Bright Horizons Family Solutions, Inc	162,870
6,493	*	Res-Care, Inc	76,942

		TOTAL SOCIAL SERVICES	239,812

SPECIAL TRADE CONTRACTORS - 0.63%
2,400		Chemed Corp	133,776
8,300	*	Comfort Systems U.S.A., Inc	54,780
19,200	*	Dycom Industries, Inc	545,088
7,500	*	EMCOR Group, Inc	282,150
60,900	*	Integrated Electrical Services, Inc	292,929
800	*	Layne Christensen Co	12,056
15,600	*	Quanta Services, Inc	94,380

		TOTAL SPECIAL TRADE CONTRACTORS	1,415,159

STONE, CLAY, AND GLASS PRODUCTS - 0.47%
3,100		Ameron International Corp	101,990
5,103		Apogee Enterprises, Inc	65,982
5,414	*	Cabot Microelectronics Corp	196,258
2,700		CARBO Ceramics, Inc	194,778
4,100		Eagle Materials, Inc	292,330
2,800		Libbey, Inc	52,360
4,522	*	U.S. Concrete, Inc	27,946
7,100	b*	USG Corp	129,433

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,061,077

TOBACCO PRODUCTS - 0.05%
2,300		Universal Corp (Virginia)	102,672

		TOTAL TOBACCO PRODUCTS	102,672

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

TRANSPORTATION BY AIR - 0.86%
18,300	*	Airtran Holdings, Inc	$182,268
5,900	*	Alaska Air Group, Inc	146,202
2,700	*	America West Holdings Corp (Class B)	14,580
14,400	*	Continental Airlines, Inc (Class B)	122,688
23,400	*	Delta Air Lines, Inc	76,986
38,400	*	ExpressJet Holdings, Inc	384,384
9,875	*	FLYi, Inc	38,611
4,647	*	Forward Air Corp	185,973
5,000	*	Frontier Airlines, Inc	38,400
100	*	MAIR Holdings, Inc	820
37,959	*	Mesa Air Group, Inc	193,591
16,435	*	Northwest Airlines Corp	134,931
4,400	*	Offshore Logistics, Inc	151,448
500	*	Petroleum Helicopters (Vote)	11,300
4,200	*	Pinnacle Airlines Corp	42,420
600	*	Republic Airways Holdings, Inc	5,394
12,748		Skywest, Inc	191,857

		TOTAL TRANSPORTATION BY AIR	1,921,853

TRANSPORTATION EQUIPMENT - 1.57%
7,100	*	AAR Corp	88,395
8,268	*	Aftermarket Technology Corp	104,011
3,374		Arctic Cat, Inc	87,555
15,200		ArvinMeritor, Inc	285,000
2,100	*	Ducommun, Inc	46,935
11,000	*	Fleetwood Enterprises, Inc	166,980
8,700	*	GenCorp, Inc	117,885
11,784	*	Hayes Lemmerz International, Inc	119,725
7,500		Heico Corp	132,600
5,960		Kaman Corp (Class A)	71,162
18,400		Monaco Coach Corp	398,360
1,400		Noble International Ltd	25,578
100	*	Sports Resorts International, Inc	374
1,500		Standard Motor Products, Inc	22,665
400	*	Strattec Security Corp	24,904
2,800		Superior Industries International, Inc	83,860
12,200	*	Teledyne Technologies, Inc	305,488
33,000	*	Tenneco Automotive, Inc	432,300
7,900		Thor Industries, Inc	209,113
3,500	*	Triumph Group, Inc	118,405
28,300		Visteon Corp	226,117
5,900	*	Wabash National Corp	162,073
5,500		Westinghouse Air Brake Technologies Corp	102,795
5,300		Winnebago Industries, Inc	183,592

		TOTAL TRANSPORTATION EQUIPMENT	3,515,872

TRANSPORTATION SERVICES - 0.42%
1,700		Ambassadors Group, Inc	45,900
7,924	*	EGL, Inc	239,780
10,700		GATX Corp	285,262
1,629	*	HUB Group, Inc	60,680
3,200	*	Navigant International, Inc	52,256
2,700	*	Orbitz, Inc (Class A)	73,440
5,990	*	Pacer International, Inc	98,236
7,600	*	RailAmerica, Inc	83,980

		TOTAL TRANSPORTATION SERVICES	939,534

TRUCKING AND WAREHOUSING - 0.84%
4,779		Arkansas Best Corp	175,007
1,900	*	Central Freight Lines, Inc	11,419
9,835		Heartland Express, Inc	181,456

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

6,468	*	Landstar System, Inc	$379,542
1,080	*	Marten Transport Ltd	18,868
6,100		Overnite Corp	191,723
300	*	P.A.M. Transportation Services	5,748
1,800	*	Quality Distribution, Inc	10,998
3,243	*	SCS Transportation, Inc	61,422
25,087	*	Swift Transportation Co, Inc	421,963
1,216	*	U.S. Xpress Enterprises, Inc (Class A)	22,545
5,491		USF Corp	197,072
10,292		Werner Enterprises, Inc	198,739

		TOTAL TRUCKING AND WAREHOUSING	1,876,502

WATER TRANSPORTATION - 0.37%
9,175		Alexander & Baldwin, Inc	311,400
4,700	*	Kirby Corp	188,705
600		Maritrans, Inc	9,264
5,900		Overseas Shipholding Group, Inc	292,876
2,300	*	Seabulk International, Inc	23,805

		TOTAL WATER TRANSPORTATION	826,050

WHOLESALE TRADE-DURABLE GOODS - 1.92%
400	*	1-800 Contacts, Inc	6,084
1,700		Action Performance Cos, Inc	17,221
7,000		Agilysys, Inc	121,030
6,400		Anixter International, Inc	224,576
3,700		Applied Industrial Technologies, Inc	132,238
3,800	*	Audiovox Corp (Class A)	63,992
11,500	*	Aviall, Inc	234,600
23,994	*	Brightpoint, Inc	412,697
100	*	Compucom Systems, Inc	458
6,100	*	Department 56, Inc	99,430
4,661	*	Digi International, Inc	53,275
4,943	*	Global Imaging Systems, Inc	153,628
8,200		Handleman Co	167,772
3,600	*	Imagistics International, Inc	120,960
4,145	*	Insight Enterprises, Inc	69,802
1,950	*	Insurance Auto Auctions, Inc	33,443
3,340	*	Keystone Automotive Industries, Inc	73,480
1,100		Lawson Products, Inc	45,067
3,000	*	LKQ Corp	54,810
16,196	*	Metal Management, Inc	294,443
12,832	*	Microtek Medical Holdings, Inc	40,549
4,700	*	Navarre Corp	68,103
8,500		Owens & Minor, Inc	215,900
12,800		Pep Boys-Manny Moe & Jack	179,200
12,450	*	PSS World Medical, Inc	124,998
6,100		Reliance Steel & Aluminum Co	242,170
5,500	*	Safeguard Scientifics, Inc	10,285
11,493		SCP Pool Corp	307,323
4,267	*	TBC Corp	95,325
4,900		Watsco, Inc	147,147
14,200	*	WESCO International, Inc	344,350
9,300	*	Zoran Corp	146,196

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,300,552

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 1.95
9,300		Acuity Brands, Inc	$221,061
13,200		Airgas, Inc	317,724
6,100	*	Allscripts Healthcare Solutions, Inc	54,900
2,650	*	Central European Distribution Corp	59,201
55,700	*	Chiquita Brands International, Inc	969,737
3,900		Getty Realty Corp	102,258
800	*	Maui Land & Pineapple Co	25,320
6,800	*	Men's Wearhouse, Inc	197,540
4,400	*	Metals USA, Inc	78,056
6,200		Nash Finch Co	194,990
11,800		Nu Skin Enterprises, Inc (Class A)	277,418
10,508	*	Performance Food Group Co	249,040
24,483		Perrigo Co	503,126
1,240	*	Perry Ellis International, Inc	27,888
6,172	*	Priority Healthcare Corp (Class B)	124,366
6,200		Russell Corp	104,408
4,100	*	School Specialty, Inc	161,581
2,700	*	Smart & Final, Inc	45,232
8,500		Stride Rite Corp	87,125
6,675	*	Tractor Supply Co	209,862
7,283	*	United Stationers, Inc	316,082
2,300		Valhi, Inc	34,569

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,361,484

		TOTAL COMMON STOCK	222,710,207

		(Cost $211,288,616)
		TOTAL PORTFOLIO - 99.53%	222,751,407
		(Cost $211,324,277)
		OTHER ASSETS & LIABILITIES, NET - 0.47%	1,060,171

		NET ASSETS - 100.00%	$223,811,578

	*	Non-income producing
	b	In bankruptcy
	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or
		not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted
		to $538,656 or 0.24% of net assets.
	v	Security valued at fair value

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $214,714,754. Net unrealized appreciation of portfolio investments aggregated $8,036,653 of which
		$20,470,294 related to appreciated portfolio investments and $12,433,641 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment
		limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

COMMON STOCK - 99.53%
AMUSEMENT AND RECREATION SERVICES - 0.13%
600		Harrah's Entertainment, Inc	$31,788
300		International Speedway Corp (Class A)	14,970
500		Station Casinos, Inc	24,520

		TOTAL AMUSEMENT AND RECREATION SERVICES	71,278

APPAREL AND ACCESSORY STORES - 0.87%
900		Abercrombie & Fitch Co (Class A)	28,350
548		American Eagle Outfitters, Inc	20,194
527	*	AnnTaylor Stores Corp	12,332
1,000	*	Chico's FAS, Inc	34,200
800		Claire's Stores, Inc	20,032
630		Foot Locker, Inc	14,931
6,390		Gap, Inc	119,493
150		Limited Brands, Inc	3,344
714		Nordstrom, Inc	27,303
942	*	Pacific Sunwear Of California, Inc	19,829
1,500		Ross Stores, Inc	35,160
300		Talbots, Inc	7,437
5,100		TJX Cos, Inc	112,404
522	*	Urban Outfitters, Inc	17,957

		TOTAL APPAREL AND ACCESSORY STORES	472,966

APPAREL AND OTHER TEXTILE PRODUCTS - 0.02%
200	*	Columbia Sportswear Co	10,900

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	10,900

AUTO REPAIR, SERVICES AND PARKING - 0.03%
315		Ryder System, Inc	14,818

		TOTAL AUTO REPAIR, SERVICES AND PARKING	14,818

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.24%
724	*	Advance Auto Parts	24,906
534	*	Autozone, Inc	41,252
1,200	*	Carmax, Inc	25,860
867	*	Copart, Inc	16,412
544	*	O'Reilly Automotive, Inc	20,830

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	129,260

BUILDING MATERIALS AND GARDEN SUPPLIES - 2.40%
600		Fastenal Co	34,560
20,930		Home Depot, Inc	820,456
8,100		Lowe's Cos	440,235

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,295,251

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

BUSINESS SERVICES - 10.78%
1,091	*	Activision, Inc	$15,132
735		Acxiom Corp	17,449
2,400		Adobe Systems, Inc	118,728
800	*	Affiliated Computer Services, Inc (Class A)	44,536
1,053	*	Akamai Technologies, Inc	14,795
417	*	Alliance Data Systems Corp	16,914
537	*	Ask Jeeves, Inc	17,565
1,130		Autodesk, Inc	54,952
5,242		Automatic Data Processing, Inc	216,599
3,700	*	BEA Systems, Inc	25,567
728	*	BMC Software, Inc	11,510
580		Brink's Co	17,499
1,584	*	Cadence Design Systems, Inc	20,655
2,400		Cendant Corp	51,840
975	*	Ceridian Corp	17,950
600		Certegy, Inc	22,326
373	*	Checkfree Corp	10,321
900	*	ChoicePoint, Inc	38,385
1,700	*	Citrix Systems, Inc	29,784
1,300	*	Cognizant Technology Solutions Corp	39,663
4,795		Computer Associates International, Inc	126,109
700	*	DST Systems, Inc	31,129
700	*	Dun & Bradstreet Corp	41,090
3,012	*	Electronic Arts, Inc	138,522
953		Equifax, Inc	25,121
650		Fair Isaac Corp	18,980
8,966		First Data Corp	390,021
2,000	*	Fiserv, Inc	69,720
405	*	Getty Images, Inc	22,397
200	*	Google, Inc (Class A)	25,920
1,138		GTECH Holdings Corp	28,814
700		Henry (Jack) & Associates, Inc	13,139
2,400		IMS Health, Inc	57,408
2,899	*	Interpublic Group Of Cos, Inc	30,700
1,800	*	Intuit, Inc	81,720
1,050	*	Iron Mountain, Inc	35,543
5,446	*	Juniper Networks, Inc	128,526
275	*	Kinetic Concepts, Inc	14,451
600	*	Lamar Advertising Co	24,966
700	*	Macromedia, Inc	14,056
400		Manpower, Inc	17,796
1,300	*	McAfee, Inc	26,130
900	*	Mercury Interactive Corp	31,392
74,342		Microsoft Corp	2,055,556
300		MoneyGram International, Inc	5,124
1,000	*	Monster Worldwide, Inc	24,640
500		National Instruments Corp	15,135
300	*	NAVTEQ Corp	10,692
730	*	NCR Corp	36,201
3,914	*	Novell, Inc	24,697
1,653		Omnicom Group, Inc	120,768
34,535	*	Oracle Corp	389,555
584	*	Peoplesoft, Inc	11,592
200	*	Pixar	15,780
1,643	*	Red Hat, Inc	20,110
600	*	Rent-A-Center, Inc	15,516
500		Reynolds & Reynolds Co (Class A)	12,335
1,500		Robert Half International, Inc	38,655
3,331	*	Siebel Systems, Inc	25,116
2,600	*	SunGard Data Systems, Inc	61,802
3,200	*	Symantec Corp	175,616
1,600	*	Synopsys, Inc	25,328
1,734	*	TIBCO Software, Inc	14,756
300		Total System Services, Inc	7,572
289	*	Unisys Corp	2,982

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

1,714	*	VeriSign, Inc	$34,074
4,400	*	Veritas Software Corp	78,320
75		Viad Corp	1,780
1,900	*	WebMD Corp	13,224
700	*	Westwood One, Inc	13,839
11,690	*	Yahoo!, Inc	396,408

		TOTAL BUSINESS SERVICES	5,842,993

CHEMICALS AND ALLIED PRODUCTS - 17.57%
16,023		Abbott Laboratories	678,734
527		Alberto-Culver Co	22,914
1,300		Allergan, Inc	94,315
200	*	American Pharmaceutical Partners, Inc	5,514
13,199	*	Amgen, Inc	748,119
900	*	Amylin Pharmaceuticals, Inc	18,468
700	*	Andrx Corp	15,652
1,100		Avery Dennison Corp	72,358
4,835		Avon Products, Inc	211,193
823	*	Barr Pharmaceuticals, Inc	34,097
3,279	*	Biogen Idec, Inc	200,576
5,841		Bristol-Myers Squibb Co	138,256
500	*	Cephalon, Inc	23,950
400	*	Charles River Laboratories International, Inc	18,320
1,075	*	Chiron Corp	47,515
635		Church & Dwight Co, Inc	17,818
1,049		Clorox Co	55,912
4,528		Colgate-Palmolive Co	204,575
361	*	Dade Behring Holdings, Inc	20,114
590		Dow Chemical Co	26,656
1,900		Ecolab, Inc	59,736
200	*	Eon Labs, Inc	4,340
1,100		Estee Lauder Cos (Class A)	45,980
100	*	Eyetech Pharmaceuticals, Inc	3,399
3,799	*	Forest Laboratories, Inc	170,879
4,534	*	Genentech, Inc	237,672
2,301	*	Genzyme Corp	125,197
4,400	*	Gilead Sciences, Inc	164,472
9,560		Gillette Co	399,034
200	*	ICOS Corp	4,828
400	*	Idexx Laboratories, Inc	20,296
700	*	ImClone Systems, Inc	36,995
697		International Flavors & Fragrances, Inc	26,625
280	*	Invitrogen Corp	15,397
1,850	*	IVAX Corp	35,428
9,900		Lilly (Eli) & Co	594,495
284	*	Martek Biosciences Corp	13,814
500		Medicis Pharmaceutical Corp (Class A)	19,520
2,500	*	MedImmune, Inc	59,250
10,105		Merck & Co, Inc	333,465
697	*	MGI Pharma, Inc	18,603
1,600	*	Millennium Pharmaceuticals, Inc	21,936
2,750		Mylan Laboratories, Inc	49,500
585	*	NBTY, Inc	12,613
891	*	Nektar Therapeutics	12,902
357	*	Neurocrine Biosciences, Inc	16,836
388	*	OSI Pharmaceuticals, Inc	23,846
77,381		Pfizer, Inc	2,367,859
900		Praxair, Inc	38,466
23,768		Procter & Gamble Co	1,286,324
200	*	Protein Design Labs, Inc	3,916
15,129		Schering-Plough Corp	288,359
100	*	Scotts Co (Class A)	6,415
900	*	Sepracor, Inc	43,902
100		Sherwin-Williams Co	4,396
114		Sigma-Aldrich Corp	6,612

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

642	*	VCA Antech, Inc	$13,244
212	*	Watson Pharmaceuticals, Inc	6,246
7,314		Wyeth	273,544

		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,521,397

COAL MINING - 0.06%
248		Arch Coal, Inc	8,802
598		Consol Energy, Inc	20,864

		TOTAL COAL MINING	29,666

COMMUNICATIONS - 2.57%
11,514	*	AT&T Wireless Services, Inc	170,177
3,979	*	Avaya, Inc	55,467
1,450	*	Cablevision Systems Corp (Class A)	29,406
2,366		Clear Channel Communications, Inc	73,748
1,371	*	Cox Communications, Inc (Class A)	45,421
300	*	Cox Radio, Inc (Class A)	4,476
984	*	Crown Castle International Corp	14,642
5,826	*	DIRECTV Group, Inc	102,479
2,300	*	EchoStar Communications Corp (Class A)	71,576
300	*	Entercom Communications Corp	9,798
700	*	Foundry Networks, Inc	6,643
500	*	Fox Entertainment Group, Inc (Class A)	13,870
300		Global Payments, Inc	16,065
1,584	*	IAC/InterActiveCorp	34,880
408	*	IDT Corp	5,949
6,998	*	Level 3 Communications, Inc	18,125
834	*	Liberty Media International, Inc	27,824
10,555	*	Nextel Communications, Inc (Class A)	251,631
1,266	*	Nextel Partners, Inc (Class A)	20,990
602	*	NII Holdings, Inc (Class B)	24,808
600	*	Radio One, Inc (Class D)	8,538
376	*	Spectrasite, Inc	17,484
3,211		Sprint Corp	64,637
253		Telephone & Data Systems, Inc	21,295
100	*	U.S. Cellular Corp	4,315
3,227	*	UnitedGlobalcom, Inc (Class A)	24,106
1,400	*	Univision Communications, Inc (Class A)	44,254
3,971		Viacom, Inc (Class B)	133,267
100	*	West Corp	2,913
735	*	Western Wireless Corp (Class A)	18,897
1,762	*	XM Satellite Radio Holdings, Inc	54,657

		TOTAL COMMUNICATIONS	1,392,338

DEPOSITORY INSTITUTIONS - 1.26%
1,031		Bank Of New York Co, Inc	30,074
688		Commerce Bancorp, Inc	37,978
4,182		Fifth Third Bancorp	205,838
379		Golden West Financial Corp	42,050
673		Hudson City Bancorp, Inc	24,053
296		IndyMac Bancorp, Inc	10,715
1,318		Mellon Financial Corp	36,495
635		NewAlliance Bancshares, Inc	9,112
500		North Fork Bancorp, Inc	22,225
512		Northern Trust Corp	20,890
1,654		State Street Corp	70,642
2,134		Synovus Financial Corp	55,804
1,280		TCF Financial Corp	38,771
1,678		U.S. Bancorp	48,494
420		UCBH Holdings, Inc	16,409
210		Valley National Bancorp	5,363
497		W Holding Co, Inc	9,443

		TOTAL DEPOSITORY INSTITUTIONS	684,356

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

EATING AND DRINKING PLACES - 0.49%
800		Applebee's International, Inc	$20,224
1,018		Aramark Corp (Class B)	24,575
900	*	Brinker International, Inc	28,035
577		Darden Restaurants, Inc	13,456
495		Outback Steakhouse, Inc	20,557
600		Ruby Tuesday, Inc	16,722
500	*	The Cheesecake Factory, Inc	21,700
100		Wendy's International, Inc	3,360
2,900		Yum! Brands, Inc	117,914

		TOTAL EATING AND DRINKING PLACES	266,543

EDUCATIONAL SERVICES - 0.41%
1,568	*	Apollo Group, Inc (Class A)	115,044
1,100	*	Career Education Corp	31,273
900	*	Corinthian Colleges, Inc	12,132
600	*	DeVry, Inc	12,426
717	*	Education Management Corp	19,101
500	*	ITT Educational Services, Inc	18,025
304	*	Laureate Education, Inc	11,315

		TOTAL EDUCATIONAL SERVICES	219,316

ELECTRIC, GAS, AND SANITARY SERVICES - 0.44%
6,502	*	AES Corp	64,955
200	*	Allegheny Energy, Inc	3,192
1,241	*	Allied Waste Industries, Inc	10,983
182		Kinder Morgan, Inc	11,433
400	*	Stericycle, Inc	18,360
4,715		Waste Management, Inc	128,908

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	237,831

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.94%
649		Adtran, Inc	14,719
200	*	Advanced Fibre Communications, Inc	3,180
1,841	*	Advanced Micro Devices, Inc	23,933
17,700	*	Agere Systems, Inc (Class B)	18,054
3,800	*	Altera Corp	74,366
963		American Power Conversion Corp	16,747
438		Ametek, Inc	13,280
1,500	*	Amkor Technology, Inc	5,475
680	*	Amphenol Corp (Class A)	23,297
3,800		Analog Devices, Inc	147,364
1,900	*	Applied Micro Circuits Corp	5,947
4,233	*	Atmel Corp	15,323
2,556	*	Broadcom Corp (Class A)	69,753
1,100	*	Comverse Technology, Inc	20,713
1,810	*	Conexant Systems, Inc	2,914
700	*	Cree, Inc	21,371
1,273	*	Cypress Semiconductor Corp	11,253
800		Emerson Electric Co	49,512
351	*	Energizer Holdings, Inc	16,181
600	*	Fairchild Semiconductor International, Inc	8,502
1,100	*	Freescale Semiconductor, Inc	15,730
900	*	Gemstar-TV Guide International, Inc	5,085
12,452		General Electric Co	418,138
600		Harman International Industries, Inc	64,650
410		Harris Corp	22,525
700	*	Integrated Circuit Systems, Inc	15,050
65,729		Intel Corp	1,318,524
486	*	International Rectifier Corp	16,670
700		Intersil Corp (Class A)	11,151

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

1,652	*	Jabil Circuit, Inc	$37,996
14,200	*	JDS Uniphase Corp	47,854
500		L-3 Communications Holdings, Inc	33,500
3,100		Linear Technology Corp	112,344
1,700	*	LSI Logic Corp	7,327
3,300		Maxim Integrated Products, Inc	139,557
425		Maytag Corp	7,807
536	*	MEMC Electronic Materials, Inc	4,545
2,100		Microchip Technology, Inc	56,364
2,800	*	Micron Technology, Inc	33,684
1,100		Molex, Inc	32,802
23,967		Motorola, Inc	432,365
3,636		National Semiconductor Corp	56,322
1,100	*	Novellus Systems, Inc	29,249
1,700	*	Nvidia Corp	24,684
437		Plantronics, Inc	18,896
1,800	*	PMC-Sierra, Inc	15,858
600	*	Polycom, Inc	11,892
900	*	QLogic Corp	26,649
16,500		Qualcomm, Inc	644,160
800	*	Rambus, Inc	12,552
1,754		Rockwell Collins, Inc	65,144
2,700	*	Sanmina-SCI Corp	19,035
726	*	Semtech Corp	13,917
300	*	Silicon Laboratories, Inc	9,927
1,700	*	Tellabs, Inc	15,623
17,800		Texas Instruments, Inc	378,784
800	*	Utstarcom, Inc	12,888
200	*	Vishay Intertechnology, Inc	2,580
3,500		Xilinx, Inc	94,500

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,848,212

ENGINEERING AND MANAGEMENT SERVICES - 1.16%
600	*	Affymetrix, Inc	18,426
300	*	BearingPoint, Inc	2,682
800	*	Celgene Corp	46,584
400		Corporate Executive Board Co	24,496
644	*	Covance, Inc	25,741
329		Fluor Corp	14,647
548	*	Gen-Probe, Inc	21,849
4,510		Halliburton Co	151,942
500	*	Hewitt Associates, Inc	13,230
400	*	Jacobs Engineering Group, Inc	15,316
1,200		Moody's Corp	87,900
3,400		Paychex, Inc	102,510
400	*	Pharmaceutical Product Development, Inc	14,400
776		Quest Diagnostics, Inc	68,459
1,703		Servicemaster Co	21,901

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	630,083

FABRICATED METAL PRODUCTS - 0.94%
300	*	Alliant Techsystems, Inc	18,150
600		Ball Corp	22,458
2,374		Danaher Corp	121,739
1,372		Fortune Brands, Inc	101,651
99		Harsco Corp	4,445
2,569		Illinois Tool Works, Inc	239,354

		TOTAL FABRICATED METAL PRODUCTS	507,797

FOOD AND KINDRED PRODUCTS - 4.47%
7,467		Anheuser-Busch Cos, Inc	372,977
1,100		Campbell Soup Co	28,919
19,152		Coca-Cola Co	767,038

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

1,843		H.J. Heinz Co	$66,385
1,354		Hershey Foods Corp	63,245
1,389		Kellogg Co	59,255
1,000		McCormick & Co, Inc (Non-Vote)	34,340
1,400		Pepsi Bottling Group, Inc	38,010
16,604		PepsiCo, Inc	807,785
3,915		Sara Lee Corp	89,497
1,500		Wrigley (Wm.) Jr Co	94,965

		TOTAL FOOD AND KINDRED PRODUCTS	2,422,416

FOOD STORES - 0.44%
200	*	7-Eleven, Inc	3,996
4,000	*	Starbucks Corp	181,840
600		Whole Foods Market, Inc	51,474

		TOTAL FOOD STORES	237,310

FURNITURE AND FIXTURES - 0.17%
900		Herman Miller, Inc	22,185
100		Hillenbrand Industries, Inc	5,053
511		HNI Corp	20,225
432		Johnson Controls, Inc	24,542
700		Leggett & Platt, Inc	19,670
143	f	Newell Rubbermaid, Inc	2,866

		TOTAL FURNITURE AND FIXTURES	94,541

FURNITURE AND HOMEFURNISHINGS STORES - 0.70%
3,100	*	Bed Bath & Beyond, Inc	115,041
2,700		Best Buy Co, Inc	146,448
500		Circuit City Stores, Inc (Circuit City Group)	7,670
293	*	Mohawk Industries, Inc	23,261
500		Pier 1 Imports, Inc	9,040
1,600		RadioShack Corp	45,824
900	*	Williams-Sonoma, Inc	33,795

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	381,079

GENERAL BUILDING CONTRACTORS - 0.39%
621		Centex Corp	31,336
1,300		D.R. Horton, Inc	43,043
280	*	Hovnanian Enterprises, Inc (Class A)	11,228
100		KB Home	8,449
492		Lennar Corp (Class A)	23,419
193		MDC Holdings, Inc	14,108
38	*	NVR, Inc	20,938
510		Pulte Homes, Inc	31,299
100		Ryland Group, Inc	9,266
100		Standard-Pacific Corp	5,637
252	*	Toll Brothers, Inc	11,675

		TOTAL GENERAL BUILDING CONTRACTORS	210,398

GENERAL MERCHANDISE STORES - 3.88%
400	*	Big Lots, Inc	4,892
201		Costco Wholesale Corp	8,354
3,000		Dollar General Corp	60,450
1,100	*	Dollar Tree Stores, Inc	29,645
1,500		Family Dollar Stores, Inc	40,650
3,100	*	Kohl's Corp	149,389
9,387		Target Corp	424,762
26,026		Wal-Mart Stores, Inc	1,384,583

		TOTAL GENERAL MERCHANDISE STORES	2,102,725

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

HEALTH SERVICES - 0.95%
542	*	Accredo Health, Inc	$12,775
2,645	*	Caremark Rx, Inc	84,825
400	*	Community Health Systems, Inc	10,672
926	*	Coventry Health Care, Inc	49,421
1,100	*	DaVita, Inc	34,265
664	*	Express Scripts, Inc	43,386
1,897		HCA, Inc	72,371
2,223		Health Management Associates, Inc (Class A)	45,416
1,400	*	Laboratory Corp Of America Holdings	61,208
1,000	*	Lincare Holdings, Inc	29,710
707		Manor Care, Inc	21,182
772	*	Renal Care Group, Inc	24,882
300	f*	Triad Hospitals, Inc	10,332
281		Universal Health Services, Inc (Class B)	12,224

		TOTAL HEALTH SERVICES	512,669

HOLDING AND OTHER INVESTMENT OFFICES - 0.43%
66		CBL & Associates Properties, Inc	4,023
100		Chelsea Property Group, Inc	6,710
524		Fremont General Corp	12,131
800		Friedman Billings Ramsey Group, Inc	15,280
192		General Growth Properties, Inc	5,952
2,843		iShares Russell 1000 Growth Index Fund	128,504
200		Mills Corp	10,374
350		Regency Centers Corp	16,272
526		Ventas, Inc	13,634
684		Weingarten Realty Investors	22,579

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	235,459

HOTELS AND OTHER LODGING PLACES - 0.50%
231		Choice Hotels International, Inc	13,303
3,316		Hilton Hotels Corp	62,473
677		Mandalay Resort Group	46,476
1,699		Marriott International, Inc (Class A)	88,280
100	*	MGM Mirage	4,965
725		Starwood Hotels & Resorts Worldwide, Inc	33,655
433	*	Wynn Resorts Ltd	22,382

		TOTAL HOTELS AND OTHER LODGING PLACES	271,534

INDUSTRIAL MACHINERY AND EQUIPMENT - 10.73%
8,027		3M Co	641,919
1,915	*	American Standard Cos, Inc	74,513
1,951	*	Apple Computer, Inc	75,601
17,300	*	Applied Materials, Inc	285,277
400	*	Avocent Corp	10,412
3,354		Baker Hughes, Inc	146,637
700		Black & Decker Corp	54,208
222		Briggs & Stratton Corp	18,026
2,646		Caterpillar, Inc	212,871
68,586	*	Cisco Systems, Inc	1,241,407
120	*	Cooper Cameron Corp	6,581
1,043		Deere & Co	67,326
25,892	*	Dell, Inc	921,755
744		Donaldson Co, Inc	21,122
1,657		Dover Corp	64,408
19,573	*	EMC Corp	225,872
600	*	FMC Technologies, Inc	20,040
650		Graco, Inc	21,775
1,364	*	Grant Prideco, Inc	27,948
11,446		International Business Machines Corp	981,380
3,600		International Game Technology	129,420
294		ITT Industries, Inc	23,517

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

1,300	*	Lam Research Corp	$28,444
1,318	*	Lexmark International, Inc	110,725
1,100	*	Maxtor Corp	5,720
600	*	National-Oilwell, Inc	19,716
3,200	*	Network Appliance, Inc	73,600
125		Pall Corp	3,060
1,314		Pitney Bowes, Inc	57,947
1,300	*	Sandisk Corp	37,856
1,037	*	Smith International, Inc	62,977
9,627	*	Solectron Corp	47,654
100		SPX Corp	3,540
300	*	Storage Technology Corp	7,578
2,357		Symbol Technologies, Inc	29,792
300		Timken Co	7,386
684	*	Western Digital Corp	6,012
800	*	Xerox Corp	11,264
550	*	Zebra Technologies Corp (Class A)	33,556

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,818,842

INSTRUMENTS AND RELATED PRODUCTS - 5.31%
4,499	*	Agilent Technologies, Inc	97,043
1,038		Bard (C.R.), Inc	58,782
336		Bausch & Lomb, Inc	22,327
5,733		Baxter International, Inc	184,373
600		Beckman Coulter, Inc	33,672
2,590		Becton Dickinson & Co	133,903
2,600		Biomet, Inc	121,888
6,800	*	Boston Scientific Corp	270,164
329		Cooper Cos, Inc	22,553
1,082	*	Cytyc Corp	26,130
800		Dentsply International, Inc	41,552
600	*	Edwards Lifesciences Corp	20,100
1,070	*	Fisher Scientific International, Inc	62,413
337	*	Flir Systems, Inc	19,715
479	*	Fossil, Inc	14,820
3,200		Guidant Corp	211,328
351	*	Inamed Corp	16,732
2,000	*	KLA-Tencor Corp	82,960
12,367		Medtronic, Inc	641,847
300	*	Mettler-Toledo International, Inc	14,166
500	*	Millipore Corp	23,925
600		PerkinElmer, Inc	10,332
300	*	Resmed, Inc	14,283
400	*	Respironics, Inc	21,376
1,157		Rockwell Automation, Inc	44,776
331		Roper Industries, Inc	19,019
1,800	*	St. Jude Medical, Inc	135,486
2,900		Stryker Corp	139,432
715		Tektronix, Inc	23,774
2,000	*	Teradyne, Inc	26,800
960	*	Thermo Electron Corp	25,939
1,400	*	Varian Medical Systems, Inc	48,398
1,200	*	Waters Corp	52,920
2,500	*	Zimmer Holdings, Inc	197,600

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,880,528

INSURANCE AGENTS, BROKERS AND SERVICE - 0.62%
500		Brown & Brown, Inc	22,850
800		Gallagher (Arthur J.) & Co	26,504
5,399		Marsh & McLennan Cos, Inc	247,058
1,200	*	Medco Health Solutions, Inc	37,080

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	333,492

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

INSURANCE CARRIERS - 3.90%
441		Aetna, Inc	$44,069
4,642		Aflac, Inc	182,013
179		Ambac Financial Group, Inc	14,311
15,649		American International Group, Inc	1,063,976
500	*	Anthem, Inc	43,625
150		Genworth Financial, Inc	3,495
200		HCC Insurance Holdings, Inc	6,030
26	*	Markel Corp	8,018
239	*	Pacificare Health Systems, Inc	8,771
278		Progressive Corp	23,561
827		Prudential Financial, Inc	38,902
332		Radian Group, Inc	15,348
6,833		UnitedHealth Group, Inc	503,865
140		Unitrin, Inc	5,820
100	*	WellChoice, Inc	3,733
1,400	*	Wellpoint Health Networks, Inc	147,126

		TOTAL INSURANCE CARRIERS	2,112,663

LEATHER AND LEATHER PRODUCTS - 0.17%
1,900	*	Coach, Inc	80,598
200	*	Timberland Co (Class A)	11,360

		TOTAL LEATHER AND LEATHER PRODUCTS	91,958

METAL MINING - 0.35%
1,500		Freeport-McMoRan Copper & Gold, Inc (Class A)	60,750
2,700		Newmont Mining Corp	122,931
100		Southern Peru Copper Corp	5,166

		TOTAL METAL MINING	188,847

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.06%
1,907		Mattel, Inc	34,574

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	34,574

MISCELLANEOUS RETAIL - 2.50%
2,998	*	Amazon.com, Inc	122,498
420		CVS Corp	17,695
5,270	*	eBay, Inc	484,524
803	*	Marvel Enterprises, Inc	11,692
685		Michaels Stores, Inc	40,559
328		MSC Industrial Direct Co (Class A)	11,178
1,000		Omnicare, Inc	28,360
391	*	Petco Animal Supplies, Inc	12,770
1,400		Petsmart, Inc	39,746
3,900	*	Rite Aid Corp	13,728
5,100		Staples, Inc	152,082
1,438		Tiffany & Co	44,204
10,557		Walgreen Co	378,257

		TOTAL MISCELLANEOUS RETAIL	1,357,293

MOTION PICTURES - 0.77%
324	*	Avid Technology, Inc	15,186
100		Blockbuster, Inc (Class A)	759
13,334	*	Liberty Media Corp (Class A)	116,272
447	*	NetFlix, Inc	6,893
8,427	*	Time Warner, Inc	136,012
6,208		Walt Disney Co	139,990

		TOTAL MOTION PICTURES	415,112

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

NONDEPOSITORY INSTITUTIONS - 3.46%
271		American Capital Strategies Ltd	$8,493
11,475		American Express Co	590,504
1,720		Capital One Financial Corp	127,108
654	*	CapitalSource, Inc	14,610
800		Doral Financial Corp	33,176
9,849		Fannie Mae	624,427
124	*	First Marblehead Corp	5,754
484		Freddie Mac	31,576
8,600		MBNA Corp	216,720
800	*	Providian Financial Corp	12,432
4,500		SLM Corp	200,700
100		Westcorp	4,252
100	*	WFS Financial, Inc	4,655

		TOTAL NONDEPOSITORY INSTITUTIONS	1,874,407

OIL AND GAS EXTRACTION - 0.70%
1,600		BJ Services Co	83,856
431		Burlington Resources, Inc	17,585
400		Diamond Offshore Drilling, Inc	13,196
795		ENSCO International, Inc	25,973
504	*	Evergreen Resources, Inc	20,185
394	*	Newfield Exploration Co	24,129
898		Patina Oil & Gas Corp	26,554
1,700		Patterson-UTI Energy, Inc	32,419
192		Pogo Producing Co	9,110
700	*	Pride International, Inc	13,853
500	*	Rowan Cos, Inc	13,200
300		Tidewater, Inc	9,765
200	*	Varco International, Inc	5,364
2,608		XTO Energy, Inc	84,708

		TOTAL OIL AND GAS EXTRACTION	379,897

PAPER AND ALLIED PRODUCTS - 0.29%
2,088		Kimberly-Clark Corp	134,864
1,000	*	Pactiv Corp	23,250

		TOTAL PAPER AND ALLIED PRODUCTS	158,114

PERSONAL SERVICES - 0.30%
1,200		Cintas Corp	50,448
1,800		H & R Block, Inc	88,956
200		Regis Corp	8,044
400	*	Weight Watchers International, Inc	15,528

		TOTAL PERSONAL SERVICES	162,976

PRIMARY METAL INDUSTRIES - 0.50%
5,776		Alcoa, Inc	194,016
796	*	Andrew Corp	9,743
100	*	International Steel Group, Inc	3,370
376		Nucor Corp	34,355
344		Precision Castparts Corp	20,657
384		Worthington Industries, Inc	8,198

		TOTAL PRIMARY METAL INDUSTRIES	270,339

PRINTING AND PUBLISHING - 0.68%
616		Belo (A.H.) Corp Series A	13,885
514		Dow Jones & Co, Inc	20,874
600		EW Scripps Co	28,668
400		Harte-Hanks, Inc	10,004
100		Knight Ridder, Inc	6,545
1,954		McGraw-Hill Cos, Inc	155,714

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

180		Media General, Inc (Class A)	$10,071
358		Meredith Corp	18,394
1,356		New York Times Co (Class A)	53,020
39		Washington Post Co (Class B)	35,880
500		Wiley (John) & Sons, Inc (Class A)	15,975

		TOTAL PRINTING AND PUBLISHING	369,030

RAILROAD TRANSPORTATION - 0.02%
5,516	*	ADC Telecommunications, Inc	9,984

		TOTAL RAILROAD TRANSPORTATION	9,984

REAL ESTATE - 0.09%
1,028		Catellus Development Corp	27,252
490		St. Joe Co	23,407

		TOTAL REAL ESTATE	50,659

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.30%
1,600		Nike, Inc (Class B)	126,080
100		Reebok International Ltd	3,672
700	*	Sealed Air Corp	32,445

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	162,197

SECURITY AND COMMODITY BROKERS - 0.94%
2,300	*	Ameritrade Holding Corp	27,623
100		Blackrock, Inc	7,349
9,027		Charles Schwab Corp	82,958
333		Chicago Mercantile Exchange	53,713
2,100	*	E*Trade Financial Corp	23,982
700		Eaton Vance Corp	28,273
700		Federated Investors, Inc (Class B)	19,908
133		Franklin Resources, Inc	7,416
148		Goldman Sachs Group, Inc	13,800
600		Investors Financial Services Corp	27,078
1,003		Legg Mason, Inc	53,430
1,386		Morgan Stanley	68,330
100		Nuveen Investments, Inc	2,960
600		SEI Investments Co	20,208
1,069		T Rowe Price Group, Inc	54,455
800		Waddell & Reed Financial, Inc (Class A)	17,600

		TOTAL SECURITY AND COMMODITY BROKERS	509,083

STONE, CLAY, AND GLASS PRODUCTS - 0.25%
11,874	*	Corning, Inc	131,564
29		Eagle Materials, Inc (Class B)	2,001

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	133,565

TRANSPORTATION BY AIR - 0.57%
940	*	AMR Corp	6,890
2,309		FedEx Corp	197,858
900	*	JetBlue Airways Corp	18,828
6,436		Southwest Airlines Co	87,658

		TOTAL TRANSPORTATION BY AIR	311,234

TRANSPORTATION EQUIPMENT - 1.54%
7,514		Boeing Co	387,873
489		Brunswick Corp	22,377
322		General Dynamics Corp	32,876
700		Gentex Corp	24,591

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

3,000		Harley-Davidson, Inc	$178,320
400	*	Navistar International Corp	14,876
323		Oshkosh Truck Corp	18,430
400		Polaris Industries, Inc	22,328
400	*	United Defense Industries, Inc	15,996
1,272		United Technologies Corp	118,779

		TOTAL TRANSPORTATION EQUIPMENT	836,446

TRANSPORTATION SERVICES - 0.16%
804		C.H. Robinson Worldwide, Inc	37,298
1,000		Expeditors International Of Washington, Inc	51,700

		TOTAL TRANSPORTATION SERVICES	88,998

TRUCKING AND WAREHOUSING - 0.88%
202		CNF, Inc	8,280
604		Hunt (J.B.) Transport Services, Inc	22,433
350	*	Sirva, Inc	8,015
5,808		United Parcel Service, Inc (Class B)	440,943

		TOTAL TRUCKING AND WAREHOUSING	479,671

WHOLESALE TRADE-DURABLE GOODS - 3.32%
95		BorgWarner, Inc	4,113
655		CDW Corp	38,010
386		Hughes Supply, Inc	11,607
30,180		Johnson & Johnson	1,700,039
600	*	Patterson Cos, Inc	45,936

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,799,705

WHOLESALE TRADE-NONDURABLE GOODS - 0.88%
261		AmerisourceBergen Corp	14,018
207		Brown-Forman Corp (Class B)	9,481
4,379		Cardinal Health, Inc	191,669
400	*	Endo Pharmaceuticals Holdings, Inc	7,344
379	*	Henry Schein, Inc	23,615
1,300		McKesson Corp	33,341
6,600		Sysco Corp	197,472

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	476,940

		TOTAL COMMON STOCK
		(Cost $47,715,969)	53,949,690

		TOTAL PORTFOLIO - 99.53%
		(Cost $47,715,969)	53,949,690
		OTHER ASSETS & LIABILITIES, NET - 0.47%	256,051

		NET ASSETS - 100.00%	$54,205,741

	*	Non-income producing
	f	Restricted Securities - Investment in securities not registered under the Securities Act of 1933 or
		not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted
		to $13,198 or 0.02% of net assets.

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $47,789,303. Net unrealized appreciation of portfolio investments aggregated $6,160,387 of which
		$7,186,885 related to appreciated portfolio investments and $1,026,498 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment
		limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

COMMON STOCK - 99.78%
AMUSEMENT AND RECREATION SERVICES - 0.13%
7,342	*	Caesars Entertainment, Inc	$122,611
1,171		Harrah's Entertainment, Inc	62,040
129		International Speedway Corp (Class A)	6,437

		TOTAL AMUSEMENT AND RECREATION SERVICES	191,088

APPAREL AND ACCESSORY STORES - 0.23%
200		American Eagle Outfitters, Inc	7,370
702	*	AnnTaylor Stores Corp	16,427
200		Claire's Stores, Inc	5,008
2,196		Foot Locker, Inc	52,045
9,635		Limited Brands, Inc	214,764
957		Nordstrom, Inc	36,596

		TOTAL APPAREL AND ACCESSORY STORES	332,210

APPAREL AND OTHER TEXTILE PRODUCTS - 0.25%
100	*	Columbia Sportswear Co	5,450
3,134		Jones Apparel Group, Inc	112,197
2,796		Liz Claiborne, Inc	105,465
850		Polo Ralph Lauren Corp	30,915
1,929		VF Corp	95,389

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	349,416

AUTO REPAIR, SERVICES AND PARKING - 0.03%
965		Ryder System, Inc	45,394

		TOTAL AUTO REPAIR, SERVICES AND PARKING	45,394

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
4,338	*	Autonation, Inc	74,093

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	74,093

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.17%
4,362		Home Depot, Inc	170,990
2,591		Louisiana-Pacific Corp	67,236

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	238,226

BUSINESS SERVICES - 2.56%
9,062	*	3Com Corp	38,242
600	*	Activision, Inc	8,322
934	*	Affiliated Computer Services, Inc (Class A)	51,996
1,926		Automatic Data Processing, Inc	79,582
3,973	*	BMC Software, Inc	62,813
3,184	*	Cadence Design Systems, Inc	41,519
19,129		Cendant Corp	413,186
1,408	*	Ceridian Corp	25,921
835	*	Checkfree Corp	23,104
4,607	*	Computer Sciences Corp	216,990

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

9,566	*	Compuware Corp	$49,265
3,713	*	Convergys Corp	49,866
1,228		Deluxe Corp	50,373
12,389		Electronic Data Systems Corp	240,223
1,000		Equifax, Inc	26,360
300		Fair Isaac Corp	8,760
3,574	*	Interpublic Group Of Cos, Inc	37,849
275	*	Lamar Advertising Co	11,443
1,237		Manpower, Inc	55,034
700	*	McAfee, Inc	14,070
45,169		Microsoft Corp	1,248,923
1,065		MoneyGram International, Inc	18,190
580	*	NCR Corp	28,762
666		Omnicom Group, Inc	48,658
9,272	*	Oracle Corp	104,588
6,554	*	Peoplesoft, Inc	130,097
690	*	Rent-A-Center, Inc	17,843
2,856	*	Siebel Systems, Inc	21,534
80,856	*	Sun Microsystems, Inc	326,658
787	*	SunGard Data Systems, Inc	18,707
2,212	*	Sybase, Inc	30,503
1,200	*	TIBCO Software, Inc	10,212
7,547	*	Unisys Corp	77,885
1,681	*	VeriSign, Inc	33,418
266		Viad Corp	6,312
2,828	*	WebMD Corp	19,683

		TOTAL BUSINESS SERVICES	3,646,891

CHEMICALS AND ALLIED PRODUCTS - 4.77%
5,526		Air Products & Chemicals, Inc	300,504
386		Alberto-Culver Co	16,783
385	*	Biogen Idec, Inc	23,550
33,576		Bristol-Myers Squibb Co	794,744
1,489		Cabot Corp	57,431
1,120		Clorox Co	59,696
2,130		Colgate-Palmolive Co	96,233
100	*	Dade Behring Holdings, Inc	5,572
21,340		Dow Chemical Co	964,141
24,486		Du Pont (E.I.) de Nemours & Co	1,048,001
1,839		Eastman Chemical Co	87,444
1,870		Gillette Co	78,054
3,622	*	Hospira, Inc	110,833
654	*	ICOS Corp	15,788
571		International Flavors & Fragrances, Inc	21,812
706	*	Invitrogen Corp	38,823
5,704	*	King Pharmaceuticals, Inc	68,106
30,138		Merck & Co, Inc	994,554
3,359	*	Millennium Pharmaceuticals, Inc	46,052
4,156		PPG Industries, Inc	254,680
5,606		Praxair, Inc	239,600
5,564		Procter & Gamble Co	301,124
2,069	*	Protein Design Labs, Inc	40,511
3,935		Rohm & Haas Co	169,087
2,551		RPM International, Inc	45,025
430	*	Scotts Co (Class A)	27,585
2,646		Sherwin-Williams Co	116,318
1,298		Sigma-Aldrich Corp	75,284
1,382		Valspar Corp	64,512
1,988	*	Watson Pharmaceuticals, Inc	58,566
15,269		Wyeth	571,061

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,791,474

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

COAL MINING - 0.14%
771		Arch Coal, Inc	$27,363
785		Consol Energy, Inc	27,389
1,732		Massey Energy Co	50,107
1,541		Peabody Energy Corp	91,690

		TOTAL COAL MINING	196,549

COMMUNICATIONS - 8.19%
7,465		Alltel Corp	409,903
4,988	*	American Tower Corp (Class A)	76,566
19,423		AT&T Corp	278,137
27,318	*	AT&T Wireless Services, Inc	403,760
44,928		BellSouth Corp	1,218,447
635	*	Cablevision Systems Corp (Class A)	12,878
3,461		CenturyTel, Inc	118,505
643	*	Citadel Broadcasting Corp	8,243
7,218		Clear Channel Communications, Inc	224,985
39,624	*	Comcast Corp (Class A)	1,118,982
13,100	*	Comcast Corp (Special Class A)	365,752
2,273	*	Cox Communications, Inc (Class A)	75,304
288	*	Cox Radio, Inc (Class A)	4,297
2,231	*	Crown Castle International Corp	33,197
2,018	*	DIRECTV Group, Inc	35,497
425	*	Entercom Communications Corp	13,881
1,717	*	Foundry Networks, Inc	16,294
3,292	*	Fox Entertainment Group, Inc (Class A)	91,320
600		Hearst-Argyle Television, Inc	14,670
4,419	*	IAC/InterActiveCorp	97,306
1,544	*	Liberty Media International, Inc	51,511
104,329	*	Lucent Technologies, Inc	330,723
1,774	*	NTL, Inc	110,112
35,804	*	Qwest Communications International, Inc	119,227
848	*	Radio One, Inc (Class D)	12,067
81,101		SBC Communications, Inc	2,104,571
27,185		Sprint Corp	547,234
828		Telephone & Data Systems, Inc	69,693
189	*	U.S. Cellular Corp	8,155
3,374	*	UnitedGlobalcom, Inc (Class A)	25,204
2,179	*	Univision Communications, Inc (Class A)	68,878
67,838		Verizon Communications, Inc	2,671,460
27,831		Viacom, Inc (Class B)	934,008

		TOTAL COMMUNICATIONS	11,670,767

DEPOSITORY INSTITUTIONS - 18.67%
8,629		AmSouth Bancorp	210,548
2,618		Associated Banc-Corp	83,959
1,939		Astoria Financial Corp	68,815
99,880		Bank Of America Corp	4,327,800
1,322		Bank Of Hawaii Corp	62,465
16,446		Bank Of New York Co, Inc	479,730
4,124		Banknorth Group, Inc	144,340
13,536		BB&T Corp	537,244
321	*	BOK Financial Corp	14,320
589		Capitol Federal Financial	18,954
126,750		Citigroup, Inc	5,592,210
954		City National Corp	61,962
3,008		Colonial Bancgroup, Inc	61,514
4,155		Comerica, Inc	246,599
1,458		Commerce Bancshares, Inc	70,115
3,060		Compass Bancshares, Inc	134,089
1,158		Cullen/Frost Bankers, Inc	53,812
1,935		Fifth Third Bancorp	95,241
3,010		First Horizon National Corp	130,514
2,038		FirstMerit Corp	53,610
3,079		Fulton Financial Corp	65,891
2,104		Golden West Financial Corp	233,439

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

2,606		Greenpoint Financial Corp	$120,554
3,748		Hibernia Corp (Class A)	98,985
963		Hudson United Bancorp	35,487
5,451		Huntington Bancshares, Inc	135,784
1,150		IndyMac Bancorp, Inc	41,630
941		International Bancshares Corp	34,582
87,241		JPMorgan Chase & Co	3,466,085
10,167		KeyCorp	321,277
1,839		M & T Bank Corp	175,992
5,415		Marshall & Ilsley Corp	218,225
7,208		Mellon Financial Corp	199,590
1,882		Mercantile Bankshares Corp	90,261
14,507		National City Corp	560,260
4,905		National Commerce Financial Corp	167,800
6,494		New York Community Bancorp, Inc	133,387
2,721		North Fork Bancorp, Inc	120,948
3,282		Northern Trust Corp	133,906
856		People's Bank	30,585
6,938		PNC Financial Services Group, Inc	375,346
11,277		Regions Financial Corp	372,818
2,424		Sky Financial Group, Inc	60,600
1,662		South Financial Group, Inc	46,868
8,063		SouthTrust Corp	335,905
8,456		Sovereign Bancorp, Inc	184,510
4,273		State Street Corp	182,500
6,189		SunTrust Banks, Inc	435,767
2,281		Synovus Financial Corp	59,648
610		TCF Financial Corp	18,477
42,287		U.S. Bancorp	1,222,094
1,291		UnionBanCal Corp	76,440
2,318		Valley National Bancorp	59,202
679		W Holding Co, Inc	12,901
32,212		Wachovia Corp	1,512,353
2,023		Washington Federal, Inc	50,878
1,248		Webster Financial Corp	61,639
41,312		Wells Fargo & Co	2,463,435
957		Whitney Holding Corp	40,194
1,522		Wilmington Trust Corp	55,112
2,176		Zions Bancorp	132,823

		TOTAL DEPOSITORY INSTITUTIONS	26,592,019

EATING AND DRINKING PLACES - 0.70%
2,155		Darden Restaurants, Inc	50,255
30,849		McDonald's Corp	864,697
308		Outback Steakhouse, Inc	12,791
2,211		Wendy's International, Inc	74,290

		TOTAL EATING AND DRINKING PLACES	1,002,033

EDUCATIONAL SERVICES - 0.01%
200	*	Laureate Education, Inc	7,444

		TOTAL EDUCATIONAL SERVICES	7,444

ELECTRIC, GAS, AND SANITARY SERVICES - 6.55%
1,580		AGL Resources, Inc	48,617
2,353	*	Allegheny Energy, Inc	37,554
667		Allete, Inc	21,678
2,725		Alliant Energy Corp	67,798
3,799	*	Allied Waste Industries, Inc	33,621
4,898		Ameren Corp	226,043
9,632		American Electric Power Co, Inc	307,839
2,140		Aqua America, Inc	47,315
6,644		Centerpoint Energy, Inc	68,832
4,374		Cinergy Corp	173,210

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

6,471		Citizens Communications Co	$86,647
6,000		Consolidated Edison, Inc	252,240
3,974		Constellation Energy Group, Inc	158,324
7,954		Dominion Resources, Inc	518,999
2,953		DPL, Inc	60,773
4,224		DTE Energy Co	178,211
22,384		Duke Energy Corp	512,370
7,725	*	Dynegy, Inc (Class A)	38,548
7,982		Edison International	211,603
15,841		El Paso Corp	145,579
3,606		Energy East Corp	90,799
5,699		Entergy Corp	345,416
1,464		Equitable Resources, Inc	79,510
16,158		Exelon Corp	592,837
8,059		FirstEnergy Corp	331,064
4,508		FPL Group, Inc	307,987
1,687		Great Plains Energy, Inc	49,176
1,980		Hawaiian Electric Industries, Inc	52,549
3,925		KeySpan Corp	153,860
1,926		Kinder Morgan, Inc	120,991
2,573		MDU Resources Group, Inc	67,747
1,722		National Fuel Gas Co	48,784
6,275		NiSource, Inc	131,838
3,255		Northeast Utilities	63,114
1,790	*	NRG Energy, Inc	48,223
1,386		NSTAR	68,053
2,073		OGE Energy Corp	52,302
2,463		Oneok, Inc	64,087
4,113		Pepco Holdings, Inc	81,849
9,702	*	PG&E Corp	294,941
2,146		Pinnacle West Capital Corp	89,059
4,555		PPL Corp	214,905
6,080		Progress Energy, Inc	257,427
5,800		Public Service Enterprise Group, Inc	247,080
2,545		Puget Energy, Inc	57,772
1,937		Questar Corp	88,753
7,103	*	Reliant Resources, Inc	66,271
3,826		Republic Services, Inc	113,862
2,761		SCANA Corp	103,096
4,998		Sempra Energy	180,878
18,034		Southern Co	540,659
4,282		TECO Energy, Inc	57,935
284		Texas Genco Holdings, Inc	13,249
7,693		TXU Corp	368,649
1,188		UGI Corp	44,265
1,675		Vectren Corp	42,177
3,001		Waste Management, Inc	82,047
1,952		Westar Energy, Inc	39,430
1,368		Western Gas Resources, Inc	39,111
12,327		Williams Cos, Inc	149,157
2,862		Wisconsin Energy Corp	91,298
903		WPS Resources Corp	40,626
9,514		Xcel Energy, Inc	164,782

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,333,416

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.58%
1,150	*	Advanced Fibre Communications, Inc	18,285
4,171	*	Advanced Micro Devices, Inc	54,223
2,152		American Power Conversion Corp	37,423
854		Ametek, Inc	25,893
4,034	*	Applied Micro Circuits Corp	12,626
1,284		AVX Corp	15,215
11,870	*	CIENA Corp	23,503
2,104	*	Comverse Technology, Inc	39,618
9,238	*	Conexant Systems, Inc	14,873

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

8,172		Emerson Electric Co	$505,765
1,203	*	Energizer Holdings, Inc	55,458
1,328	*	Fairchild Semiconductor International, Inc	18,818
4,283	*	Gemstar-TV Guide International, Inc	24,199
228,581		General Electric Co	7,675,750
654		Harris Corp	35,931
1,528		Hubbell, Inc (Class B)	68,500
422	*	International Rectifier Corp	14,475
1,800		Intersil Corp (Class A)	28,674
1,078		L-3 Communications Holdings, Inc	72,226
4,867	*	LSI Logic Corp	20,977
809		Maytag Corp	14,861
7,281	*	Micron Technology, Inc	87,590
572		Molex, Inc	17,057
621	*	Novellus Systems, Inc	16,512
1,411	*	Polycom, Inc	27,966
346	*	QLogic Corp	10,245
6,755	*	Sanmina-SCI Corp	47,623
3,510		Scientific-Atlanta, Inc	90,979
29,314	*	Sirius Satellite Radio, Inc	93,805
5,887	*	Tellabs, Inc	54,102
500	*	Utstarcom, Inc	8,055
3,053	*	Vishay Intertechnology, Inc	39,384
1,681		Whirlpool Corp	101,011

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,371,622

ENGINEERING AND MANAGEMENT SERVICES - 0.26%
3,339	*	BearingPoint, Inc	29,851
1,298		Fluor Corp	57,787
128	*	Jacobs Engineering Group, Inc	4,901
6,461		Monsanto Co	235,310
3,293		Servicemaster Co	42,348

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	370,197

FABRICATED METAL PRODUCTS - 0.47%
390	*	Alliant Techsystems, Inc	23,595
1,298		Ball Corp	48,584
1,168		Crane Co	33,779
289		Fortune Brands, Inc	21,412
758		Harsco Corp	34,034
402		Illinois Tool Works, Inc	37,454
10,686		Masco Corp	368,988
1,286		Snap-On, Inc	35,442
1,628		Stanley Works	69,239

		TOTAL FABRICATED METAL PRODUCTS	672,527

FOOD AND KINDRED PRODUCTS - 2.03%
1,850		Anheuser-Busch Cos, Inc	92,408
14,200		Archer Daniels Midland Co	241,116
3,025		Campbell Soup Co	79,527
5,616		Coca-Cola Co	224,921
5,530		Coca-Cola Enterprises, Inc	104,517
12,862		Conagra Foods, Inc	330,682
2,112	*	Constellation Brands, Inc (Class A)	80,383
580		Coors (Adolph) Co (Class B)	39,394
3,709	*	Dean Foods Co	111,344
4,672	*	Del Monte Foods Co	49,009
7,176		General Mills, Inc	322,202
4,094		H.J. Heinz Co	147,466
1,012		Hershey Foods Corp	47,271
1,782		Hormel Foods Corp	47,722
1,326		J.M. Smucker Co	58,888
2,529		Kellogg Co	107,887

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

6,488		Kraft Foods, Inc (Class A)	$205,799
1,103		McCormick & Co, Inc (Non-Vote)	37,877
515		Pepsi Bottling Group, Inc	13,982
1,793		PepsiAmericas Inc	34,246
2,165		PepsiCo, Inc	105,327
350		Pilgrim's Pride Corp	9,478
9,855		Sara Lee Corp	225,285
1,943	*	Smithfield Foods, Inc	48,575
692		Tootsie Roll Industries, Inc	20,220
5,181		Tyson Foods, Inc (Class A)	83,000
323		Wrigley (Wm.) Jr Co	20,449

		TOTAL FOOD AND KINDRED PRODUCTS	2,888,975

FOOD STORES - 0.50%
9,016		Albertson's, Inc	215,753
18,097	*	Kroger Co	280,865
10,908	*	Safeway, Inc	210,633

		TOTAL FOOD STORES	707,251

FORESTRY - 0.27%
5,790		Weyerhaeuser Co	384,919

		TOTAL FORESTRY	384,919

FURNITURE AND FIXTURES - 0.39%
1,029		Hillenbrand Industries, Inc	51,995
3,483		Johnson Controls, Inc	197,869
1,665		Lear Corp	90,659
2,756		Leggett & Platt, Inc	77,444
5,928	f	Newell Rubbermaid, Inc	118,797
1,400		Steelcase, Inc (Class A)	19,600

		TOTAL FURNITURE AND FIXTURES	556,364

FURNITURE AND HOMEFURNISHINGS STORES - 0.10%
4,457		Circuit City Stores, Inc (Circuit City Group)	68,370
660	*	Mohawk Industries, Inc	52,397
1,088		Pier 1 Imports, Inc	19,671

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	140,438

GENERAL BUILDING CONTRACTORS - 0.43%
1,595		Centex Corp	80,484
2,639		D.R. Horton, Inc	87,377
382	*	Hovnanian Enterprises, Inc (Class A)	15,318
944		KB Home	79,759
1,655		Lennar Corp (Class A)	78,778
260		Lennar Corp (Class B)	11,388
453		MDC Holdings, Inc	33,114
1,529		Pulte Homes, Inc	93,835
566		Ryland Group, Inc	52,446
835		Standard-Pacific Corp	47,069
788	*	Toll Brothers, Inc	36,508

		TOTAL GENERAL BUILDING CONTRACTORS	616,076

GENERAL MERCHANDISE STORES - 1.07%
1,477	*	Big Lots, Inc	18,064
1,595	*	BJ's Wholesale Club, Inc	43,607
10,474		Costco Wholesale Corp	435,299
1,670		Dillard's, Inc (Class A)	32,966
4,424		Federated Department Stores, Inc	200,982
5,761		J.C. Penney Co, Inc	203,248
1,184	*	Kmart Holding Corp	103,564

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

7,164		May Department Stores Co	$183,613
1,067		Neiman Marcus Group, Inc (Class A)	61,353
3,349		Saks, Inc	40,355
5,057		Sears Roebuck & Co	201,521

		TOTAL GENERAL MERCHANDISE STORES	1,524,572

HEALTH SERVICES - 0.47%
4,662	*	Caremark Rx, Inc	149,510
688	*	Community Health Systems, Inc	18,356
6,954		HCA, Inc	265,295
600		Health Management Associates, Inc (Class A)	12,258
217	*	Laboratory Corp Of America Holdings	9,487
596		Manor Care, Inc	17,856
11,510	*	Tenet Healthcare Corp	124,193
1,373	f*	Triad Hospitals, Inc	47,286
574		Universal Health Services, Inc (Class B)	24,969

		TOTAL HEALTH SERVICES	669,210

HOLDING AND OTHER INVESTMENT OFFICES - 4.54%
3,104		Allied Capital Corp	75,707
2,002		AMB Property Corp	74,114
2,948		Annaly Mortgage Management, Inc	50,499
2,345		Apartment Investment & Management Co (Class A)	81,559
4,787		Archstone-Smith Trust	151,461
1,655		Arden Realty, Inc	53,920
1,745		AvalonBay Communities, Inc	105,084
1,990		Boston Properties, Inc	110,226
1,360		BRE Properties, Inc (Class A)	52,156
927		Camden Property Trust	42,827
491		CBL & Associates Properties, Inc	29,926
1,072		Centerpoint Properties Trust	46,718
569		Chelsea Property Group, Inc	38,180
2,155		Crescent Real Estate Equities Co	33,920
10		Cross Timbers Royalty Trust	332
2,304		Developers Diversified Realty Corp	90,202
3,321		Duke Realty Corp	110,257
9,913		Equity Office Properties Trust	270,129
6,668		Equity Residential	206,708
1,313		Federal Realty Investment Trust	57,772
400		Fremont General Corp	9,260
1,753		Friedman Billings Ramsey Group, Inc	33,482
4,568		General Growth Properties, Inc	141,608
3,168		Health Care Property Investors, Inc	82,368
1,366		Health Care REIT, Inc	48,083
1,689		Hospitality Properties Trust	71,766
8,165		Host Marriott Corp	114,555
4,277		HRPT Properties Trust	47,004
1,908		Independence Community Bank Corp	74,507
20,968		iShares Russell 1000 Value Index Fund	1,269,822
2,745		iStar Financial, Inc	113,176
2,313		Kimco Realty Corp	118,657
1,958		Liberty Property Trust	78,007
1,376		Macerich Co	73,327
1,372		Mack-Cali Realty Corp	60,780
842		Mills Corp	43,675
2,542		New Plan Excel Realty Trust	63,550
1,045		Pan Pacific Retail Properties, Inc	56,535
4,302		Plum Creek Timber Co, Inc	150,699
6,500		Popular, Inc	170,950
4,436		Prologis	156,325
2,007		Public Storage, Inc	99,447
1,580		Reckson Associates Realty Corp	45,425
586		Regency Centers Corp	27,243
2,436		Rouse Co	162,920

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

1,182		Shurgard Storage Centers, Inc (Class A)	$45,862
3,743		Simon Property Group, Inc	200,737
982		SL Green Realty Corp	50,877
2,117		Thornburg Mortgage, Inc	61,414
2,216		Trizec Properties, Inc	35,390
2,889		United Dominion Realty Trust, Inc	57,289
1,082		Ventas, Inc	28,045
2,292		Vornado Realty Trust	143,663
21,280		Washington Mutual, Inc	831,622
376		Weingarten Realty Investors	12,412

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,462,179

HOTELS AND OTHER LODGING PLACES - 0.19%
1,625		Hilton Hotels Corp	30,615
652		Marriott International, Inc (Class A)	33,878
1,171	*	MGM Mirage	58,140
3,229		Starwood Hotels & Resorts Worldwide, Inc	149,890

		TOTAL HOTELS AND OTHER LODGING PLACES	272,523

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.39%
2,425	*	AGCO Corp	54,854
4,508	*	Apple Computer, Inc	174,685
200	*	Avocent Corp	5,206
200		Black & Decker Corp	15,488
118		Briggs & Stratton Corp	9,582
1,942		Caterpillar, Inc	156,234
969	*	Cooper Cameron Corp	53,140
844		Cummins, Inc	62,363
3,484		Deere & Co	224,892
1,743		Diebold, Inc	81,398
1,058		Dover Corp	41,124
3,668		Eaton Corp	232,588
11,485	*	EMC Corp	132,537
74,568		Hewlett-Packard Co	1,398,150
13,760		International Business Machines Corp	1,179,782
1,360		ITT Industries, Inc	108,786
4,712	*	Maxtor Corp	24,502
841	*	National-Oilwell, Inc	27,635
2,762		Pall Corp	67,614
2,897		Parker Hannifin Corp	170,517
2,428		Pentair, Inc	84,761
2,407		Pitney Bowes, Inc	106,149
600	*	Sandisk Corp	17,472
1,597		SPX Corp	56,534
2,009	*	Storage Technology Corp	50,747
551		Timken Co	13,566
3,436	*	Western Digital Corp	30,202
17,266	*	Xerox Corp	243,105

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,823,613

INSTRUMENTS AND RELATED PRODUCTS - 0.73%
1,210	*	Agilent Technologies, Inc	26,100
4,701		Applera Corp (Applied Biosystems Group)	88,708
553		Bausch & Lomb, Inc	36,747
1,312		Baxter International, Inc	42,194
6,827		Eastman Kodak Co	219,966
438	*	Mettler-Toledo International, Inc	20,682
1,411		PerkinElmer, Inc	24,297
11,034		Raytheon Co	419,071
1,507		Rockwell Automation, Inc	58,321
477		Tektronix, Inc	15,860

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

848		Teleflex, Inc	$36,040
1,871	*	Thermo Electron Corp	50,554

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,038,540

INSURANCE AGENTS, BROKERS AND SERVICE - 0.23%
7,665		AON Corp	220,292
3,606	*	Medco Health Solutions, Inc	111,425

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	331,717

INSURANCE CARRIERS - 6.29%
2,531		Aetna, Inc	252,923
1,299		Aflac, Inc	50,934
118	*	Alleghany Corp	32,202
1,392	*	Allmerica Financial Corp	37,417
17,139		Allstate Corp	822,501
2,032		Ambac Financial Group, Inc	162,458
1,056		American Financial Group, Inc	31,564
18,605		American International Group, Inc	1,264,954
202		American National Insurance Co	19,552
2,061	*	Anthem, Inc	179,822
1,869		Assurant, Inc	48,594
1,659		Berkley (W.R.) Corp	69,943
4,646		Chubb Corp	326,521
3,407		Cigna Corp	237,229
3,594		Cincinnati Financial Corp	148,145
629	*	CNA Financial Corp	15,102
3,555	*	Conseco, Inc	62,781
648		Erie Indemnity Co (Class A)	33,061
3,767		Fidelity National Financial, Inc	143,523
1,866		First American Corp	57,529
2,947		Genworth Financial, Inc	68,665
7,153		Hartford Financial Services Group, Inc	442,985
1,118		HCC Insurance Holdings, Inc	33,708
2,921	*	Health Net, Inc	72,207
4,104	*	Humana, Inc	81,998
3,342		Jefferson-Pilot Corp	165,964
1,251		Leucadia National Corp	70,869
4,179		Lincoln National Corp	196,413
3,582		Loews Corp	209,547
150	*	Markel Corp	46,260
3,476		MBIA, Inc	202,338
597		Mercury General Corp	31,575
9,795		MetLife, Inc	378,577
2,468		MGIC Investment Corp	164,245
1,344		Nationwide Financial Services, Inc (Class A)	47,188
300		Odyssey Re Holdings Corp	6,654
4,291		Old Republic International Corp	107,404
1,687	*	Pacificare Health Systems, Inc	61,913
2,262		PMI Group, Inc	91,792
7,799		Principal Financial Group	280,530
4,508		Progressive Corp	382,053
1,679		Protective Life Corp	66,001
10,728		Prudential Financial, Inc	504,645
1,534		Radian Group, Inc	70,917
771		Reinsurance Group Of America, Inc	31,765
3,417		Safeco Corp	155,986
16,268		St. Paul Travelers Cos, Inc	537,820
644		Stancorp Financial Group, Inc	45,853
2,759		Torchmark Corp	146,724
588		Transatlantic Holdings, Inc	31,958
764		Unitrin, Inc	31,759
7,251		UnumProvident Corp	113,768
459	*	WellChoice, Inc	17,134
365	*	Wellpoint Health Networks, Inc	38,358

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

80		Wesco Financial Corp	$28,120

		TOTAL INSURANCE CARRIERS	8,960,448

LUMBER AND WOOD PRODUCTS - 0.19%
6,254		Georgia-Pacific Corp	224,831
1,130		Rayonier, Inc	51,121

		TOTAL LUMBER AND WOOD PRODUCTS	275,952

METAL MINING - 0.28%
3,695		Newmont Mining Corp	168,233
2,348		Phelps Dodge Corp	216,086
200		Southern Peru Copper Corp	10,332

		TOTAL METAL MINING	394,651

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
3,595		Hasbro, Inc	67,586
5,559		Mattel, Inc	100,785

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	168,371

MISCELLANEOUS RETAIL - 0.47%
1,193	*	Barnes & Noble, Inc	44,141
1,771		Borders Group, Inc	43,921
8,535		CVS Corp	359,580
7,342	*	Office Depot, Inc	110,350
591		Omnicare, Inc	16,761
2,013	*	Rite Aid Corp	7,086
5,267	*	Toys 'R' Us, Inc	93,437

		TOTAL MISCELLANEOUS RETAIL	675,276

MOTION PICTURES - 1.78%
476		Blockbuster, Inc (Class A)	3,613
33,502	*	Liberty Media Corp (Class A)	292,137
1,821		Metro-Goldwyn-Mayer, Inc	21,069
700		Regal Entertainment Group (Class A)	13,370
87,278	*	Time Warner, Inc	1,408,667
35,332		Walt Disney Co	796,737

		TOTAL MOTION PICTURES	2,535,593

NONDEPOSITORY INSTITUTIONS - 1.60%
1,527		American Capital Strategies Ltd	47,856
3,942	*	AmeriCredit Corp	82,309
1,625		Capital One Financial Corp	120,088
5,182		CIT Group, Inc	193,755
13,511		Countrywide Financial Corp	532,198
15,469		Freddie Mac	1,009,198
7,409		MBNA Corp	186,707
4,865	*	Providian Financial Corp	75,602
76		Student Loan Corp	10,773
385		Westcorp	16,370
200	*	WFS Financial, Inc	9,310

		TOTAL NONDEPOSITORY INSTITUTIONS	2,284,166

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
2,468		Vulcan Materials Co	125,745

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	125,745

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

OIL AND GAS EXTRACTION - 2.61%
6,138		Anadarko Petroleum Corp	$407,318
7,910		Apache Corp	396,370
8,366		Burlington Resources, Inc	341,333
6,579		Chesapeake Energy Corp	104,146
5,791		Devon Energy Corp	411,219
795		Diamond Offshore Drilling, Inc	26,227
1,749		ENSCO International, Inc	57,140
2,752		EOG Resources, Inc	181,219
3,178		Kerr-McGee Corp	181,941
8,462		Marathon Oil Corp	349,311
823	*	Newfield Exploration Co	50,401
1,497		Noble Energy, Inc	87,185
9,552		Occidental Petroleum Corp	534,243
2,938		Pioneer Natural Resources Co	101,302
1,452		Pogo Producing Co	68,897
1,432	*	Pride International, Inc	28,339
1,238	*	Rowan Cos, Inc	32,683
784		Tidewater, Inc	25,519
6,564		Unocal Corp	282,252
1,911	*	Varco International, Inc	51,253

		TOTAL OIL AND GAS EXTRACTION	3,718,298

PAPER AND ALLIED PRODUCTS - 1.13%
2,446		Bemis Co	65,015
2,125		Boise Cascade Corp	70,720
1,359		Bowater, Inc	51,900
11,806		International Paper Co	477,080
7,035		Kimberly-Clark Corp	454,391
4,926		MeadWestvaco Corp	157,139
1,295		Packaging Corp Of America	31,689
1,403	*	Pactiv Corp	32,620
6,163	*	Smurfit-Stone Container Corp	119,377
2,412		Sonoco Products Co	63,773
1,265		Temple-Inland, Inc	84,945

		TOTAL PAPER AND ALLIED PRODUCTS	1,608,649

PERSONAL SERVICES - 0.05%
584		Regis Corp	23,488
8,279	*	Service Corp International	51,413

		TOTAL PERSONAL SERVICES	74,901

PETROLEUM AND COAL PRODUCTS - 9.07%
1,833		Amerada Hess Corp	163,137
1,669		Ashland, Inc	93,598
52,452		ChevronTexaco Corp	2,813,525
16,739		ConocoPhillips	1,386,826
160,291		ExxonMobil Corp	7,746,864
1,157		Lubrizol Corp	40,032
3,358		Lyondell Chemical Co	75,421
2,018		Murphy Oil Corp	175,102
926	*	Premcor, Inc	35,651
1,825		Sunoco, Inc	135,014
3,125		Valero Energy Corp	250,656

		TOTAL PETROLEUM AND COAL PRODUCTS	12,915,826

PRIMARY METAL INDUSTRIES - 0.45%
7,506		Alcoa, Inc	252,127
2,430	*	Andrew Corp	29,743
3,036		Engelhard Corp	86,071
300	*	International Steel Group, Inc	10,110
996		Nucor Corp	91,005

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

814		Precision Castparts Corp	$48,881
2,731		United States Steel Corp	102,740
900		Worthington Industries, Inc	19,215

		TOTAL PRIMARY METAL INDUSTRIES	639,892

PRINTING AND PUBLISHING - 0.85%
1,146		Belo (A.H.) Corp Series A	25,831
6,595		Gannett Co, Inc	552,397
146		Harte-Hanks, Inc	3,651
1,581		Knight Ridder, Inc	103,476
1,027		Lee Enterprises, Inc	47,591
431		McClatchy Co (Class A)	30,528
400		Media General, Inc (Class A)	22,380
449		New York Times Co (Class A)	17,556
5,266		R.R. Donnelley & Sons Co	164,931
6,036		Tribune Co	248,381

		TOTAL PRINTING AND PUBLISHING	1,216,722

RAILROAD TRANSPORTATION - 0.84%
10,134	*	ADC Telecommunications, Inc	18,343
9,066		Burlington Northern Santa Fe Corp	347,318
5,274		CSX Corp	175,097
9,548		Norfolk Southern Corp	283,958
6,325		Union Pacific Corp	370,645

		TOTAL RAILROAD TRANSPORTATION	1,195,361

REAL ESTATE - 0.03%
743		Forest City Enterprises, Inc (Class A)	40,939

		TOTAL REAL ESTATE	40,939

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.04%
1,169		Reebok International Ltd	42,926
287	*	Sealed Air Corp	13,302

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	56,228

SECURITY AND COMMODITY BROKERS - 3.02%
1,945		A.G. Edwards, Inc	67,336
2,542		Bear Stearns Cos, Inc	244,464
2,794		Charles Schwab Corp	25,677
4,094	*	E*Trade Financial Corp	46,753
200		Federated Investors, Inc (Class B)	5,688
3,447		Franklin Resources, Inc	192,205
7,519		Goldman Sachs Group, Inc	701,072
2,309	*	Instinet Group, Inc	11,614
5,850		Janus Capital Group, Inc	79,619
1,159		Jefferies Group, Inc	39,951
6,732		Lehman Brothers Holdings, Inc	536,675
23,471		Merrill Lynch & Co, Inc	1,166,980
23,466		Morgan Stanley	1,156,874
1,246		Raymond James Financial, Inc	30,054

		TOTAL SECURITY AND COMMODITY BROKERS	4,304,962

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
5,136	*	Corning, Inc	56,907
530		Florida Rock Industries, Inc	25,965
696		Lafarge North America, Inc	32,635
2,601	*	Owens-Illinois, Inc	41,616

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	157,123

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

TOBACCO PRODUCTS - 1.97%
50,179		Altria Group, Inc	$2,360,420
1,622		Loews Corp (Carolina Group)	39,528
3,576		Reynolds American, Inc	243,311
4,209		UST, Inc	169,454

		TOTAL TOBACCO PRODUCTS	2,812,713

TRANSPORTATION BY AIR - 0.15%
1,898	*	AMR Corp	13,912
1,704		FedEx Corp	146,016
4,200		Southwest Airlines Co	57,204

		TOTAL TRANSPORTATION BY AIR	217,132

TRANSPORTATION EQUIPMENT - 3.77%
1,164		American Axle & Manufacturing Holdings, Inc	34,059
2,210		Autoliv, Inc	89,284
2,576		Boeing Co	132,973
1,065		Brunswick Corp	48,734
3,669		Dana Corp	64,905
11,529		Delphi Corp	107,104
42,663		Ford Motor Co	599,415
4,091		General Dynamics Corp	417,691
11,269		General Motors Corp	478,707
4,133		Genuine Parts Co	158,625
2,786		Goodrich Corp	87,369
21,042		Honeywell International, Inc	754,566
9,127		Lockheed Martin Corp	509,104
722	*	Navistar International Corp	26,851
8,756		Northrop Grumman Corp	466,957
4,264		Paccar, Inc	294,728
2,835		Textron, Inc	182,205
551	*	TRW Automotive Holdings Corp	10,386
400	*	United Defense Industries, Inc	15,996
9,543		United Technologies Corp	891,125

		TOTAL TRANSPORTATION EQUIPMENT	5,370,784

TRANSPORTATION SERVICES - 0.06%
3,371		Sabre Holdings Corp	82,691

		TOTAL TRANSPORTATION SERVICES	82,691

TRUCKING AND WAREHOUSING - 0.08%
1,115		CNF, Inc	45,704
1,296	*	Yellow Roadway Corp	60,769

		TOTAL TRUCKING AND WAREHOUSING	106,473

WHOLESALE TRADE-DURABLE GOODS - 0.39%
2,002	*	Adesa, Inc	32,893
2,877	*	Arrow Electronics, Inc	64,963
2,722	*	Avnet, Inc	46,601
1,194		BorgWarner, Inc	51,688
771		Carlisle Cos, Inc	49,290
794		Hughes Supply, Inc	23,876
3,519		IKON Office Solutions, Inc	42,298
2,283	*	Ingram Micro, Inc (Class A)	36,756
1,110		Martin Marietta Materials, Inc	50,250
1,497	*	Tech Data Corp	57,709
1,814		W.W. Grainger, Inc	104,577

		TOTAL WHOLESALE TRADE-DURABLE GOODS	560,901

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.24%
1,962		AmerisourceBergen Corp	$105,379
750		Brown-Forman Corp (Class B)	34,350
208	*	Henry Schein, Inc	12,960
3,746		McKesson Corp	96,085
3,385		Supervalu, Inc	93,257

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	342,031

		TOTAL COMMON STOCK
		(Cost $118,140,493)	142,143,571

		TOTAL PORTFOLIO - 99.78%
		(Cost $118,140,493)	142,143,571
		OTHER ASSETS & LIABILITIES, NET - 0.22%	308,158

		NET ASSETS - 100.00%	$142,451,729

	*	Non-income producing
	f	Restricted Securities - Investment in securities not registered under the Securities Act of 1933 or
		not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted
		to $166,083 or 0.12% of net assets.

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $118,532,855. Net unrealized appreciation of portfolio investments aggregated $23,610,716 of which
		$25,312,447 related to appreciated portfolio investments and $1,701,731 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment
		limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES/PRINCIPAL			VALUE

CORPORATE BOND - 0.00%
REAL ESTATE - 0.00%
4,000	*	Brookfield Homes Corp 12.00%, 06/30/20	$4,120

		TOTAL REAL ESTATE	4,120

		TOTAL CORPORATE BOND
		(Cost $3,408)	4,120

PREFERRED STOCK - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
180	*	NiSource, Inc (Sails)	459

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	459

		TOTAL PREFERRED STOCK
		(Cost $364)	459

COMMON STOCK - 99.46%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
156		Alico, Inc	6,646
2,546		Delta & Pine Land Co	68,106
271	*	John B. Sanfilippo & Son	7,100

		TOTAL AGRICULTURAL PRODUCTION-CROPS	81,852

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
39		Seaboard Corp	22,852

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	22,852

AMUSEMENT AND RECREATION SERVICES - 0.19%
3,102	*	Alliance Gaming Corp	46,716
1,622	*	Argosy Gaming Co	63,582
2,149	*	Aztar Corp	56,949
18,612	*	Caesars Entertainment, Inc	310,820
476		Churchill Downs, Inc	18,635
472		Dover Downs Gaming & Entertainment, Inc	4,857
736		Dover Motorsport, Inc	3,157
1,897	*	Gaylord Entertainment Co	58,807
7,184		Harrah's Entertainment, Inc	380,608
1,962		International Speedway Corp (Class A)	97,904
1,378	*	Isle Of Capri Casinos, Inc	26,692
954	*	Lakes Entertainment, Inc	9,998
2,098	*	Magna Entertainment Corp (Class A)	11,434
1,155	*	MTR Gaming Group, Inc	10,765
1,472	*	Multimedia Games, Inc	22,816
464	*	Nevada Gold & Casinos, Inc	5,577
1,961	*	Penn National Gaming, Inc	79,224
5,789	*	Six Flags, Inc	31,492
797		Speedway Motorsports, Inc	26,564
2,479		Station Casinos, Inc	121,570
547	*	Sunterra Corp	5,213
1,388	*	WMS Industries, Inc	35,658
614		World Wrestling Federation Entertainment, Inc	7,503

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,436,541

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

APPAREL AND ACCESSORY STORES - 0.57%
5,724		Abercrombie & Fitch Co (Class A)	$180,306
3,448	*	Aeropostale, Inc	90,338
3,260		American Eagle Outfitters, Inc	120,131
4,364	*	AnnTaylor Stores Corp	102,118
875		Bebe Stores, Inc	18,480
350		Buckle, Inc	9,615
1,643		Burlington Coat Factory Warehouse Corp	34,881
594	*	Cache, Inc	8,910
409	*	Carter's, Inc	11,325
1,531	*	Casual Male Retail Group, Inc	8,022
1,213		Cato Corp (Class A)	26,989
1,166	*	Charlotte Russe Holding, Inc	13,386
7,464	*	Charming Shoppes, Inc	53,144
5,365	*	Chico's FAS, Inc	183,483
1,054	*	Children's Place Retail Stores, Inc	25,201
2,609		Christopher & Banks Corp	41,770
5,558		Claire's Stores, Inc	139,172
195		Deb Shops, Inc	4,758
1,172	*	Dress Barn, Inc	20,451
1,129		Finish Line, Inc (Class A)	34,909
8,821		Foot Locker, Inc	209,058
778	b*	Footstar, Inc	2,431
38,954		Gap, Inc	728,440
1,356	*	Genesco, Inc	31,934
1,941		Goody's Family Clothing, Inc	16,343
1,606	*	Gymboree Corp	23,126
2,990	*	Hot Topic, Inc	50,950
1,006	*	Jo-Ann Stores, Inc	28,208
421	*	JOS A. Bank Clothiers, Inc	11,653
25,958		Limited Brands, Inc	578,604
6,547		Nordstrom, Inc	250,357
542		Oshkosh B'gosh, Inc (Class A)	10,948
4,770	*	Pacific Sunwear Of California, Inc	100,409
4,255	*	Payless Shoesource, Inc	43,103
9,614		Ross Stores, Inc	225,352
340	*	Shoe Carnival, Inc	4,009
1,166	*	Stage Stores, Inc	39,901
1,409		Talbots, Inc	34,929
31,200		TJX Cos, Inc	687,648
2,544	*	Too, Inc	45,988
3,168	*	Urban Outfitters, Inc	108,979

		TOTAL APPAREL AND ACCESSORY STORES	4,359,759

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
2,384	*	Collins & Aikman Corp	9,965
862	*	Columbia Sportswear Co	46,979
1,751	*	DHB Industries, Inc	24,864
927	*	Guess?, Inc	16,510
1,423	*	Hartmarx Corp	10,559
8,049		Jones Apparel Group, Inc	288,154
1,584		Kellwood Co	57,737
7,040		Liz Claiborne, Inc	265,549
868		Oxford Industries, Inc	32,333
1,315		Phillips-Van Heusen Corp	29,298
2,608		Polo Ralph Lauren Corp	94,853
3,613	*	Quiksilver, Inc	91,842
5,459		VF Corp	269,948
2,856	*	Warnaco Group, Inc	63,489

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,302,080

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

AUTO REPAIR, SERVICES AND PARKING - 0.04%
579	*	Amerco, Inc	$21,956
990		Central Parking Corp	13,088
1,570	*	Dollar Thrifty Automotive Group, Inc	38,198
1,455	*	Exide Technologies	23,062
1,011	*	Midas, Inc	16,378
529	*	Monro Muffler Brake, Inc	11,559
3,874		Ryder System, Inc	182,233

		TOTAL AUTO REPAIR, SERVICES AND PARKING	306,474

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
4,444	*	Advance Auto Parts	152,874
206	*	America's Car Mart, Inc	6,953
831	*	Asbury Automotive Group, Inc	11,219
10,825	*	Autonation, Inc	184,891
3,734	*	Autozone, Inc	288,452
6,461	*	Carmax, Inc	139,235
4,418	*	Copart, Inc	83,633
2,894	*	CSK Auto Corp	38,548
1,211	*	Group 1 Automotive, Inc	33,036
1,184		Lithia Motors, Inc (Class A)	25,172
803	*	MarineMax, Inc	18,084
2,862	*	O'Reilly Automotive, Inc	109,586
2,040		Sonic Automotive, Inc	40,902
1,068		United Auto Group, Inc	26,796
904	*	West Marine, Inc	19,328

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,178,709

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.12%
545		Building Materials Holding Corp	14,998
1,019	*	Central Garden & Pet Co	31,202
3,713		Fastenal Co	213,869
140,401		Home Depot, Inc	5,503,719
6,769		Louisiana-Pacific Corp	175,656
49,171		Lowe's Cos	2,672,444

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,611,888

BUSINESS SERVICES - 6.77%
1,635	*	@Road, Inc	6,900
1,352	*	24/7 Real Media, Inc	5,178
23,778	*	3Com Corp	100,343
2,326		Aaron Rents, Inc	50,614
2,069		ABM Industries, Inc	41,690
1,945	*	ActivCard Corp	11,942
8,141	*	Activision, Inc	112,916
3,218	*	Actuate Corp	11,360
4,387		Acxiom Corp	104,147
1,346	*	Administaff, Inc	15,748
15,143		Adobe Systems, Inc	749,124
1,901	*	Advent Software, Inc	31,994
1,847		Advo, Inc	57,146
7,798	*	Affiliated Computer Services, Inc (Class A)	434,115
3,549	*	Agile Software Corp	28,144
6,505	*	Akamai Technologies, Inc	91,395
2,595	*	Alliance Data Systems Corp	105,253
1,293	*	Altiris, Inc	40,923
937	*	AMN Healthcare Services, Inc	11,197
329	*	Ansoft Corp	5,231
861	*	Ansys, Inc	42,818
1,677	*	Anteon International Corp	61,462
2,953	*	Aquantive, Inc	28,496

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,922	*	Arbitron, Inc	$70,364
3,707	*	Ariba, Inc	34,623
1,776	*	Armor Holdings, Inc	73,899
3,622	*	Ascential Software Corp	48,788
2,196	*	Asiainfo Holdings, Inc	10,716
2,974	*	Ask Jeeves, Inc	97,280
2,674	*	Aspect Communications Corp	26,553
2,530	*	Aspen Technology, Inc	17,685
489	*	Asset Acceptance Capital Corp	8,298
340	*	Atari, Inc	534
2,583	*	Autobytel, Inc	23,170
7,296		Autodesk, Inc	354,804
36,911		Automatic Data Processing, Inc	1,525,163
22,846	*	BEA Systems, Inc	157,866
7,585	*	Bisys Group, Inc	110,817
558	*	Blue Coat Systems, Inc	8,035
14,442	*	BMC Software, Inc	228,328
5,024	*	Borland Software Corp	41,950
1,041		Brady Corp (Class A)	50,770
3,444		Brink's Co	103,905
17,669	*	Brocade Communications Systems, Inc	99,830
1,812	*	CACI International, Inc (Class A)	95,637
16,567	*	Cadence Design Systems, Inc	216,034
1,999	*	Captaris, Inc	8,516
1,258	*	Carreker Corp	9,573
3,244		Catalina Marketing Corp	74,872
415	*	CCC Information Services Group, Inc	7,341
766		CDI Corp	15,703
63,780		Cendant Corp	1,377,648
8,898	*	Ceridian Corp	163,812
1,889	*	Cerner Corp	81,718
4,059		Certegy, Inc	151,035
5,205	*	Checkfree Corp	144,022
5,333	*	ChoicePoint, Inc	227,452
4,459	*	Chordiant Software, Inc	12,976
4,098	*	Ciber, Inc	30,817
10,286	*	Citrix Systems, Inc	180,211
824	*	Clarus Corp	7,210
23,914	*	CMGI, Inc	28,936
7,932	*	CNET Networks, Inc	72,587
8,042	*	Cognizant Technology Solutions Corp	245,361
29,273		Computer Associates International, Inc	769,880
156		Computer Programs & Systems, Inc	3,129
11,898	*	Computer Sciences Corp	560,396
23,383	*	Compuware Corp	120,422
743	*	Concord Communications, Inc	6,631
1,628	*	Concur Technologies, Inc	17,078
9,194	*	Convergys Corp	123,475
2,018	*	Corillian Corp	9,303
973	*	CoStar Group, Inc	47,862
1,248	*	Covansys Corp	14,402
3,355	*	CSG Systems International, Inc	51,701
3,817	*	Cyberguard Corp	22,558
1,699	*	Cybersource Corp	8,206
3,264		Deluxe Corp	133,889
2,246	*	Dendrite International, Inc	36,206
472	*	Digimarc Corp	4,267
2,182	*	Digital Insight Corp	29,741
1,983	*	Digital River, Inc	59,054
381	*	DigitalNet Holdings, Inc	11,512
7,522	*	DoubleClick, Inc	44,455
4,898	*	DST Systems, Inc	217,814
4,651	*	Dun & Bradstreet Corp	273,014
4,726	*	E.piphany, Inc	19,046
8,616	*	Earthlink, Inc	88,755
1,544	*	Echelon Corp	12,167

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

2,270	*	Eclipsys Corp	$35,412
989	*	eCollege.com, Inc	9,544
778	*	Education Lending Group, Inc	11,499
2,702	*	eFunds Corp	50,249
1,121		Electro Rent Corp	12,376
18,947	*	Electronic Arts, Inc	871,373
30,419		Electronic Data Systems Corp	589,824
1,320	*	Embarcadero Technologies, Inc	11,167
13,071	*	Enterasys Networks, Inc	20,914
3,955	*	Entrust, Inc	10,006
2,370	*	Epicor Software Corp	28,511
646	*	EPIQ Systems, Inc	10,065
8,731		Equifax, Inc	230,149
604	*	Equinix, Inc	18,585
1,498	*	eSpeed, Inc (Class A)	14,725
6,717	*	Extreme Networks, Inc	29,891
2,127	*	F5 Networks, Inc	64,788
1,267		Factset Research Systems, Inc	61,069
4,074		Fair Isaac Corp	118,961
2,255	*	Filenet Corp	39,372
1,263	*	FindWhat.com	23,656
54,955		First Data Corp	2,390,543
12,333	*	Fiserv, Inc	429,928
2,547	*	Getty Images, Inc	140,849
1,474		Gevity HR, Inc	22,670
1,100	*	Google, Inc (Class A)	142,560
314	*	Greg Manning Auctions, Inc	3,514
50		Grey Global Group, Inc	49,750
1,204	*	GSI Commerce, Inc	10,607
7,072		GTECH Holdings Corp	179,063
3,047	*	Harris Interactive, Inc	20,080
615		Healthcare Services Group	11,045
1,042	*	Heidrick & Struggles International, Inc	30,030
4,164		Henry (Jack) & Associates, Inc	78,158
6,353	*	Homestore, Inc	14,675
619	*	Hudson Highland Group, Inc	18,069
2,512	*	Hyperion Solutions Corp	85,383
24	*	IAC/InterActiveCorp Wts 02/04/09	476
78	*	ICT Group, Inc	578
1,290	*	IDX Systems Corp	41,861
416	*	iGate Corp	1,531
2,190		Imation Corp	77,942
14,933		IMS Health, Inc	357,197
976	*	Infocrossing, Inc	15,435
5,324	*	Informatica Corp	31,145
1,985	*	Infospace, Inc	94,069
2,760	*	infoUSA, Inc	24,592
434	*	Innovative Solutions & Support, Inc	10,646
2,587	*	Interactive Data Corp	48,687
2,190	*	Intergraph Corp	59,502
2,368	*	Internet Capital Group, Inc	15,297
2,530	*	Internet Security Systems, Inc	43,010
278		Interpool, Inc	5,171
26,687	*	Interpublic Group Of Cos, Inc	282,615
440	*	Intersections, Inc	6,446
533	*	Intervideo, Inc	6,396
2,606	*	Interwoven, Inc	18,867
973	*	Intrado, Inc	9,837
11,164	*	Intuit, Inc	506,846
2,749	*	Ipass, Inc	16,467
653	*	iPayment, Inc	26,224
6,574	*	Iron Mountain, Inc	222,530
1,655	*	iVillage, Inc	9,930
1,622	*	JDA Software Group, Inc	17,550
33,406	*	Juniper Networks, Inc	788,382
973	*	Jupitermedia Corp	17,319

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,000	*	Kanbay International, Inc	$21,260
2,803	*	Keane, Inc	43,054
990		Kelly Services, Inc (Class A)	26,443
934	*	Keynote Systems, Inc	13,225
1,588	*	Kforce, Inc	13,307
2,612	*	KFX ,Inc	20,139
1,383	*	Kinetic Concepts, Inc	72,677
2,200	*	Kintera, Inc	20,768
1,945	*	Korn/Ferry International	35,457
1,884	*	Kronos, Inc	83,442
2,632	*	Labor Ready, Inc	36,901
4,991	*	Lamar Advertising Co	207,676
3,458	*	Lawson Software, Inc	19,365
2,898	*	Lionbridge Technologies	24,894
5,939	*	Looksmart Ltd	8,730
4,620	*	Macromedia, Inc	92,770
3,068	*	Macrovision Corp	73,877
1,559	*	Magma Design Automation, Inc	23,510
1,878	*	Manhattan Associates, Inc	45,861
5,736		Manpower, Inc	255,195
857	*	Mantech International Corp (Class A)	16,043
3,754	*	Manugistics Group, Inc	8,935
2,480	*	MAPICS, Inc	22,444
1,257	*	Mapinfo Corp	13,576
303	*	MarketWatch, Inc	3,784
1,100	*	Marlin Business Services, Inc	20,636
2,678	*	Matrixone, Inc	13,551
10,166	*	McAfee, Inc	204,337
545		McGrath RentCorp	19,920
3,749	*	Medical Staffing Network Holdings, Inc	23,019
406	*	Memberworks, Inc	10,653
4,120	*	Mentor Graphics Corp	45,176
5,582	*	Mercury Interactive Corp	194,700
4,870	*	Micromuse, Inc	17,922
576,397		Microsoft Corp	15,937,377
681	*	MicroStrategy, Inc	27,982
2,412	*	Midway Games, Inc	23,927
6,666	*	Mindspeed Technologies, Inc	13,332
5,512		MoneyGram International, Inc	94,145
6,274	*	Monster Worldwide, Inc	154,591
6,539	*	MPS Group, Inc	54,993
1,196	*	MRO Software, Inc	11,960
1,703	*	MSC.Software Corp	13,692
3,443		National Instruments Corp	104,220
389	*	National Processing, Inc	10,316
1,600	*	NAVTEQ Corp	57,024
1,682	*	NCO Group, Inc	45,330
6,029	*	NCR Corp	298,978
2,235		NDCHealth Corp	35,872
306	*	Neoforma, Inc	2,849
1,795	*	Netegrity, Inc	13,480
3,807	*	NETIQ Corp	40,735
545	*	Netratings, Inc	9,717
976	*	Netscout Systems, Inc	5,202
1,148	*	Network Equipment Technologies, Inc	7,588
1,494	*	NIC, Inc	8,008
24,621	*	Novell, Inc	155,365
11,862		Omnicom Group, Inc	866,638
740	*	Open Solutions, Inc	18,478
554	*	Opnet Technologies, Inc	5,684
4,325	*	Opsware, Inc	24,263
237,361	*	Oracle Corp	2,677,432
2,173	*	Packeteer, Inc	23,490
945	*	PalmSource, Inc	19,599
15,250	*	Parametric Technology Corp	80,520
973	*	PC-Tel, Inc	8,037

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,073	*	PDF Solutions, Inc	$13,037
555	*	PDI, Inc	14,979
433	*	PEC Solutions, Inc	5,075
1,257	*	Pegasus Solutions, Inc	14,983
703	*	Pegasystems, Inc	4,907
20,495	*	Peoplesoft, Inc	406,826
4,608	*	Perot Systems Corp (Class A)	74,004
1,423	*	Pixar	112,275
1,430	*	PLATO Learning, Inc	12,641
1,249	*	Portal Software, Inc	3,410
834	*	Portfolio Recovery Associates, Inc	24,511
1,957	*	Progress Software Corp	38,944
373	*	Proxymed, Inc	3,719
467		QAD, Inc	3,255
167	*	Quality Systems, Inc	8,435
3,093	*	Quest Software, Inc	34,394
1,401	*	R.H. Donnelley Corp	69,153
899	*	Radisys Corp	12,541
6,998	*	RealNetworks, Inc	32,611
9,702	*	Red Hat, Inc	118,752
2,705	*	Redback Networks, Inc	14,120
472		Renaissance Learning, Inc	10,228
4,395	*	Rent-A-Center, Inc	113,655
1,245	*	Rent-Way, Inc	8,528
3,382	*	Retek, Inc	15,422
1,454	*	Rewards Network, Inc	9,698
4,106		Reynolds & Reynolds Co (Class A)	101,295
9,108		Robert Half International, Inc	234,713
1,093		Rollins, Inc	26,549
3,843	*	RSA Security, Inc	74,170
5,136	*	S1 Corp	40,985
1,478	*	SafeNet, Inc	38,990
4,900	*	Sapient Corp	37,387
6,326	*	Scansoft, Inc	25,810
2,214	*	Secure Computing Corp	16,804
3,086	*	Seebeyond Technology Corp	9,505
1,373	*	Serena Software, Inc	22,970
313	*	SI International, Inc	6,858
27,190	*	Siebel Systems, Inc	205,013
3,624	*	Sitel Corp	7,828
87	*	SoftBrands, Inc	100
1,373	*	Sohu.com, Inc	22,833
3,230	*	SonicWALL, Inc	21,835
2,614	*	Sotheby's Holdings, Inc (Class A)	41,092
1,223	*	Source Interlink Cos, Inc	11,888
3,839	*	Spherion Corp	30,021
881	*	SPSS, Inc	11,744
810	*	SRA International, Inc (Class A)	41,764
845		SS&C Technologies, Inc	16,503
545		Startek, Inc	17,091
890	*	Stellent, Inc	6,862
571	*	Stratasys, Inc	18,018
208,639	*	Sun Microsystems, Inc	842,902
18,145	*	SunGard Data Systems, Inc	431,307
2,755	*	SupportSoft, Inc	26,834
6,029	*	Sybase, Inc	83,140
1,090	*	Sykes Enterprises, Inc	5,003
19,553	*	Symantec Corp	1,073,069
408	*	SYNNEX Corp	7,222
9,373	*	Synopsys, Inc	148,375
195		Syntel, Inc	3,223
2,775	*	Take-Two Interactive Software, Inc	91,159
688		Talx Corp	15,886
2,341	*	TeleTech Holdings, Inc	22,099
2,405	*	THQ, Inc	46,801
12,345	*	TIBCO Software, Inc	105,056

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

643	*	Tier Technologies, Inc (Class B)	$6,205
204	*	TippingPoint Technologies, Inc	4,867
5,212	*	Titan Corp	72,812
276	*	TNS, Inc	5,354
2,360		Total System Services, Inc	59,566
880	*	TradeStation Group, Inc	5,394
2,485	*	Transaction Systems Architects, Inc (Class A)	46,184
1,950	*	Trizetto Group, Inc	11,369
2,967	*	Tumbleweed Communications Corp	7,507
2,708	*	Tyler Technologies, Inc	23,939
951	*	Ultimate Software Group, Inc	11,678
19,941	*	Unisys Corp	205,791
3,312	*	United Online, Inc	31,861
3,346	*	United Rentals, Inc	53,168
973	*	Universal Compression Holdings, Inc	33,150
5,130	*	Valueclick, Inc	48,427
727	*	Verint Systems, Inc	26,783
15,696	*	VeriSign, Inc	312,036
27,001	*	Veritas Software Corp	480,635
1,852	*	Verity, Inc	23,854
1,378		Viad Corp	32,700
17,961	*	Vignette Corp	23,888
350	*	Volt Information Sciences, Inc	10,070
1,596	*	WatchGuard Technologies, Inc	7,469
1,975	*	WebEx Communications, Inc	43,095
18,803	*	WebMD Corp	130,869
2,441	*	webMethods, Inc	12,986
1,314	*	Websense, Inc	54,754
5,029	*	Westwood One, Inc	99,423
4,161	*	Wind River Systems, Inc	50,764
1,277	*	Witness Systems, Inc	20,521
72,086	*	Yahoo!, Inc	2,444,436
1,297	*	Zix Corp	5,940

		TOTAL BUSINESS SERVICES	51,905,919

CHEMICALS AND ALLIED PRODUCTS - 10.54%
98,119		Abbott Laboratories	4,156,321
5,458	*	Abgenix, Inc	53,816
1,312	*	Able Laboratories, Inc	25,138
993		Aceto Corp	14,299
2,603	*	Adolor Corp	29,284
587	*	Advancis Pharmaceutical Corp	4,784
14,292		Air Products & Chemicals, Inc	777,199
1,362	*	Albany Molecular Research, Inc	13,075
2,007		Albemarle Corp	70,426
4,576		Alberto-Culver Co	198,964
1,366	*	Alexion Pharmaceuticals, Inc	24,588
5,577	*	Alkermes, Inc	64,359
8,256		Allergan, Inc	598,973
2,462		Alpharma, Inc (Class A)	45,030
1,229	*	American Pharmaceutical Partners, Inc	33,884
311		American Vanguard Corp	11,115
81,620	*	Amgen, Inc	4,626,222
5,804	*	Amylin Pharmaceuticals, Inc	119,098
4,733	*	Andrx Corp	105,830
1,448		Arch Chemicals, Inc	41,268
1,485	*	Array Biopharma, Inc	10,380
2,310	*	Atherogenics, Inc	76,115
1,330	*	Atrix Laboratories, Inc	40,818
3,067	*	Avant Immunotherapeutics, Inc	5,245
7,038		Avery Dennison Corp	462,960
29,525		Avon Products, Inc	1,289,652
5,677	*	Barr Pharmaceuticals, Inc	235,198
407	*	Barrier Therapeutics, Inc	4,949
997	*	Benthley Pharmaceuticals, Inc	10,558
1,017	*	BioCryst Pharmaceuticals, Inc	5,187

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,207	*	Bioenvision, Inc	$9,644
21,508	*	Biogen Idec, Inc	1,315,644
4,004	*	BioMarin Pharmaceutical, Inc	20,781
806	*	Biosite, Inc	39,462
973	*	Bone Care International, Inc	23,644
911	*	Bradley Pharmaceuticals, Inc	18,539
122,274		Bristol-Myers Squibb Co	2,894,226
3,643		Cabot Corp	140,511
1,604		Calgon Carbon Corp	11,581
1,625		Cambrex Corp	35,669
1,028	*	CancerVax Corp	8,327
565	*	Caraco Pharmaceutical Laboratories Ltd	4,351
2,779	*	Cell Genesys, Inc	24,928
3,429	*	Cell Therapeutics, Inc	23,523
3,343	*	Cephalon, Inc	160,130
2,796	*	Charles River Laboratories International, Inc	128,057
1,041	*	Chattem, Inc	33,572
7,040	*	Chiron Corp	311,168
3,585		Church & Dwight Co, Inc	100,595
9,461		Clorox Co	504,271
33,234		Colgate-Palmolive Co	1,501,512
2,018	*	Connetics Corp	54,526
383	*	Corgentech, Inc	6,538
3,465	*	Corixa Corp	14,414
8,577		Crompton Corp	81,396
2,535	*	Cubist Pharmaceuticals, Inc	25,046
2,579	*	Curis, Inc	11,477
1,827	*	Cypress Bioscience, Inc	21,321
2,383		Cytec Industries, Inc	116,648
965	*	Cytogen Corp	10,171
470	*	Cytokinetics, Inc	6,251
2,670	*	Dade Behring Holdings, Inc	148,767
229	*	DEL Laboratories, Inc	7,588
3,594	*	Dendreon Corp	30,226
1,429		Diagnostic Products Corp	58,403
830	*	Digene Corp	21,547
2,731	*	Discovery Laboratories, Inc	18,298
528	*	Dov Pharmaceutical, Inc	9,050
58,918		Dow Chemical Co	2,661,960
63,005		Du Pont (E.I.) de Nemours & Co	2,696,614
1,946	*	Durect Corp	2,724
932	*	Dusa Pharmaceuticals, Inc	10,699
4,853		Eastman Chemical Co	230,760
11,711		Ecolab, Inc	368,194
1,023	*	Elizabeth Arden, Inc	21,544
3,545	*	Encysive Pharmaceuticals, Inc	32,011
3,203	*	Enzon, Inc	51,088
1,548	*	Eon Labs, Inc	33,592
1,214	*	EPIX Pharmaceuticals, Inc	23,442
6,869		Estee Lauder Cos (Class A)	287,124
424	*	Eyetech Pharmaceuticals, Inc	14,412
2,607		Ferro Corp	56,859
1,633	*	First Horizon Pharmaceutical	32,676
2,262	*	FMC Corp	109,865
23,249	*	Forest Laboratories, Inc	1,045,740
3,262	*	Genaera Corp	12,754
5,475	*	Genelabs Technologies	14,290
28,049	*	Genentech, Inc	1,470,329
2,381	*	Genta, Inc	6,405
14,321	*	Genzyme Corp	779,259
1,806		Georgia Gulf Corp	80,530
2,806	*	Geron Corp	16,808
26,912	*	Gilead Sciences, Inc	1,005,971
63,210		Gillette Co	2,638,385
3,088		Great Lakes Chemical Corp	79,053
2,112	*	Guilford Pharmaceuticals, Inc	10,560

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

2,027		H.B. Fuller Co	$55,540
856	*	Hollis-Eden Pharmaceuticals	9,219
9,672	*	Hospira, Inc	295,963
7,875	*	Human Genome Sciences, Inc	85,916
3,279	*	ICOS Corp	79,155
2,303	*	Idexx Laboratories, Inc	116,854
2,424	*	Ilex Oncology, Inc	61,012
7,206	*	IMC Global, Inc	125,312
4,046	*	ImClone Systems, Inc	213,831
2,205	*	Immucor, Inc	54,574
2,102	*	Immunogen, Inc	10,615
2,588	*	Immunomedics, Inc	6,729
3,025	*	Impax Laboratories, Inc	46,464
2,573	*	Indevus Pharmaceuticals, Inc	18,243
3,029	*	Inkine Pharmaceutical Co	15,387
1,988	*	Inspire Pharmaceuticals, Inc	31,271
315		Inter Parfums, Inc	4,300
1,785	*	InterMune, Inc	21,045
5,336		International Flavors & Fragrances, Inc	203,835
835	*	Inverness Medical Innovations, Inc	17,368
3,154	*	Invitrogen Corp	173,493
2,845	*	Isis Pharmaceuticals, Inc	13,941
3,676	*	Isolagen, Inc	34,738
11,847	*	IVAX Corp	226,870
14,949	*	King Pharmaceuticals, Inc	178,503
1,128	*	Kos Pharmaceuticals, Inc	40,168
197		Kronos Worldwide, Inc	7,821
2,221	*	KV Pharmaceutical Co (Class A)	39,756
298	*	Lannett Co, Inc	2,891
4,596	*	Ligand Pharmaceuticals, Inc (Class B)	46,052
61,286		Lilly (Eli) & Co	3,680,224
1,679		MacDermid, Inc	48,624
883		Mannatech, Inc	12,380
1,575	*	Martek Biosciences Corp	76,608
5,300	*	Medarex, Inc	39,114
2,967	*	Medicines Co	71,623
3,602		Medicis Pharmaceutical Corp (Class A)	140,622
15,801	*	MedImmune, Inc	374,484
139,251		Merck & Co, Inc	4,595,316
4,442	*	MGI Pharma, Inc	118,557
4,009	*	Millennium Chemicals, Inc	85,031
18,401	*	Millennium Pharmaceuticals, Inc	252,278
1,278		Minerals Technologies, Inc	75,223
17,024		Mylan Laboratories, Inc	306,432
3,668	*	Myogen, Inc	29,711
3,296	*	Nabi Biopharmaceuticals	44,100
506		Nature's Sunshine Products, Inc	7,676
3,441	*	NBTY, Inc	74,188
5,197	*	Nektar Therapeutics	75,253
973	*	Neose Technologies, Inc	7,298
2,261	*	Neurocrine Biosciences, Inc	106,629
1,554	*	Neurogen Corp	10,039
740	*	NewMarket Corp	15,451
613	*	NitroMed, Inc	14,614
383		NL Industries, Inc	7,013
1,183	*	Northfield Laboratories, Inc	15,817
1,292	*	Noven Pharmaceuticals, Inc	26,925
2,316	*	NPS Pharmaceuticals, Inc	50,442
490	*	Nutraceutical International Corp	6,904
2,290	*	Nuvelo, Inc	22,625
662		Octel Corp	14,061
4,322		Olin Corp	86,440
2,009	*	OM Group, Inc	73,449
2,692	*	Omnova Solutions, Inc	16,233
2,076	*	Onyx Pharmaceuticals, Inc	89,289
3,533	*	OraSure Technologies, Inc	22,258

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

2,465	*	OSI Pharmaceuticals, Inc	$151,499
1,604	*	Pain Therapeutics, Inc	11,533
3,277	*	Palatin Technologies, Inc	9,536
2,327	*	Par Pharmaceutical Cos, Inc	83,609
778	*	Penwest Pharmaceuticals Co	8,784
7,822	*	Peregrine Pharmaceuticals, Inc	12,593
582	*	PetMed Express, Inc	2,765
478,344		Pfizer, Inc	14,637,326
1,220	*	Pharmacyclics, Inc	12,578
765	*	Pharmion Corp	39,547
1,634		PolyMedica Corp	50,327
6,916	*	PolyOne Corp	52,008
1,146	*	Pozen, Inc	10,016
10,805		PPG Industries, Inc	662,130
3,011	*	Praecis Pharmaceuticals, Inc	6,624
20,420		Praxair, Inc	872,751
161,133		Procter & Gamble Co	8,720,518
732	*	Progenics Pharmaceuticals	10,724
5,811	*	Protein Design Labs, Inc	113,779
350		Quaker Chemical Corp	8,453
1,121	*	Quidel Corp	5,078
9,079	*	Revlon, Inc (Class A)	22,879
10,108		Rohm & Haas Co	434,341
6,810		RPM International, Inc	120,197
2,239	*	Salix Pharmaceuticals Ltd	48,183
432	*	Santarus, Inc	3,918
92,602		Schering-Plough Corp	1,764,994
2,774	*	Sciclone Pharmaceuticals, Inc	9,875
1,512	*	Scotts Co (Class A)	96,995
5,478	*	Sepracor, Inc	267,217
1,553	*	Serologicals Corp	36,231
7,609		Sherwin-Williams Co	334,492
4,433		Sigma-Aldrich Corp	257,114
6,108	b*	Solutia, Inc	1,588
350		Stepan Co	8,327
2,778	*	SuperGen, Inc	17,168
708	*	SurModics, Inc	16,815
1,395	*	Tanox, Inc	23,534
2,427	*	Terra Industries, Inc	21,018
1,216	*	Third Wave Technologies, Inc	8,366
1,176	*	United Therapeutics Corp	41,078
654	*	USANA Health Sciences, Inc	22,759
5,270		USEC, Inc	54,650
5,213		Valeant Pharmaceuticals International	125,738
3,158		Valspar Corp	147,415
3,690	*	VCA Antech, Inc	76,125
4,953	*	Vertex Pharmaceuticals, Inc	52,007
2,874	*	Vicuron Pharmaceuticals, Inc	42,190
3,443	*	Vion Pharmaceuticals, Inc	14,495
701	*	Virbac Corp	2,015
6,654	*	Watson Pharmaceuticals, Inc	196,027
1,829		Wellman, Inc	15,510
1,844		West Pharmaceutical Services, Inc	38,447
3,232	b*	WR Grace & Co	30,542
83,871		Wyeth	3,136,775
2,820	*	Zila, Inc	11,618
1,207	*	Zymogenetics, Inc	21,050

		TOTAL CHEMICALS AND ALLIED PRODUCTS	80,833,853

COAL MINING - 0.09%
3,398		Arch Coal, Inc	120,630
5,682		Consol Energy, Inc	198,245
4,721		Massey Energy Co	136,579
3,839		Peabody Energy Corp	228,421

		TOTAL COAL MINING	683,875

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

COMMUNICATIONS - 5.16%
735	*	AirGate PCS, Inc	$14,406
1,915	*	Airspan Networks, Inc	10,398
3,956	*	Alamosa Holdings, Inc	30,224
19,326		Alltel Corp	1,061,191
13,651	*	American Tower Corp (Class A)	209,543
1,103	*	Arch Wireless, Inc	31,689
49,683		AT&T Corp	711,461
141,592	*	AT&T Wireless Services, Inc	2,092,730
24,939	*	Avaya, Inc	347,662
195	*	Beasley Broadcast Group, Inc (Class A)	3,062
115,330		BellSouth Corp	3,127,750
811	*	Boston Communications Group	7,112
10,336	*	Cablevision Systems Corp (Class A)	209,614
543	*	Centennial Communications Corp	3,193
8,924		CenturyTel, Inc	305,558
16,756	*	Charter Communications, Inc (Class A)	44,571
13,490	*	Cincinnati Bell, Inc	47,080
2,840	*	Citadel Broadcasting Corp	36,409
33,270		Clear Channel Communications, Inc	1,037,026
107,218	*	Comcast Corp (Class A)	3,027,836
28,067	*	Comcast Corp (Special Class A)	783,631
1,429	*	Commonwealth Telephone Enterprises, Inc	62,233
14,480	*	Cox Communications, Inc (Class A)	479,722
2,527	*	Cox Radio, Inc (Class A)	37,703
12,188	*	Crown Castle International Corp	181,357
1,284	*	Crown Media Holdings, Inc (Class A)	10,721
890		CT Communications, Inc	12,273
3,064	*	Cumulus Media, Inc (Class A)	44,091
652		D&E Communications, Inc	7,498
40,340	*	DIRECTV Group, Inc	709,581
6,849	*	Dobson Communications Corp (Class A)	9,109
14,496	*	EchoStar Communications Corp (Class A)	451,116
3,048	*	Emmis Communications Corp (Class A)	55,047
2,548	*	Entercom Communications Corp	83,218
2,999	*	Entravision Communications Corp (Class A)	22,822
405	*	Fisher Communications, Inc	19,440
7,393	*	Foundry Networks, Inc	70,160
11,790	*	Fox Entertainment Group, Inc (Class A)	327,055
2,456	*	General Communication, Inc (Class A)	22,227
1,852		Global Payments, Inc	99,175
1,123		Golden Telecom, Inc	32,039
3,023		Gray Television, Inc	35,974
1,903		Hearst-Argyle Television, Inc	46,528
21,294	*	IAC/InterActiveCorp	468,894
3,278	*	IDT Corp	47,793
72	*	IDT Corp (Class B)	1,082
3,888	*	Infonet Services Corp (Class B)	6,376
2,770	*	Insight Communications Co, Inc	24,376
14,711	*	Internap Network Services Corp	9,856
780	*	ITC Deltacom, Inc	3,440
1,441	*	j2 Global Communications, Inc	45,521
40,111	*	Level 3 Communications, Inc	103,887
1,169		Liberty Corp	46,456
10,456	*	Liberty Media International, Inc	348,833
2,054	*	Lin TV Corp (Class A)	40,012
506	*	Lodgenet Entertainment Corp	6,679
269,020	*	Lucent Technologies, Inc	852,793
1,300	*	Mastec, Inc	6,825
10,603	v*	McLeodUSA, Inc Escrow	0
4,103	*	Mediacom Communications Corp	26,793
340	*	Metrocall Holdings, Inc	22,049
2,219	*	Net2Phone, Inc	7,145
64,576	*	Nextel Communications, Inc (Class A)	1,539,492
7,626	*	Nextel Partners, Inc (Class A)	126,439

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

3,543	*	NII Holdings, Inc (Class B)	$146,007
739		North Pittsburgh Systems, Inc	15,305
2,047	*	Novatel Wireless, Inc	48,105
4,417	*	NTL, Inc	274,163
1,712	*	Paxson Communications Corp	2,311
2,363	*	Price Communications Corp	36,036
4,490	*	Primus Telecommunications Group	6,600
3,190	*	PTEK Holdings, Inc	27,338
93,468	*	Qwest Communications International, Inc	311,252
856	*	Radio One, Inc (Class A)	12,232
4,669	*	Radio One, Inc (Class D)	66,440
2,746	b*	RCN Corp	157
1,768	*	Regent Communications, Inc	10,007
924	*	Saga Communications, Inc (Class A)	15,662
460	*	Salem Communications Corp (Class A)	11,647
208,153		SBC Communications, Inc	5,401,570
252		Shenandoah Telecom Co	6,454
3,227		Sinclair Broadcast Group, Inc (Class A)	23,557
2,218	*	Spanish Broadcasting System, Inc (Class A)	21,825
2,433	*	Spectrasite, Inc	113,135
89,693		Sprint Corp	1,805,520
825		SureWest Communications	23,653
1,691	*	Talk America Holdings, Inc	8,844
3,058		Telephone & Data Systems, Inc	257,392
18,675	*	Terremark Worldwide, Inc	11,952
2,790	*	Time Warner Telecom, Inc (Class A)	13,392
2,840	*	Tivo, Inc	18,801
2,374	*	Triton PCS Holdings, Inc (Class A)	6,077
840	*	U.S. Cellular Corp	36,246
4,377	*	Ubiquitel, Inc	17,508
20,526	*	UnitedGlobalcom, Inc (Class A)	153,329
14,116	*	Univision Communications, Inc (Class A)	446,207
173,559		Verizon Communications, Inc	6,834,753
96,301		Viacom, Inc (Class B)	3,231,894
973	*	West Corp	28,343
4,714	*	Western Wireless Corp (Class A)	121,197
3,500	v*	Wiltel Communications Group, Inc Escrow Rts	0
2,947	*	Wireless Facilities, Inc	20,541
9,472	*	XM Satellite Radio Holdings, Inc	293,821
778	*	Young Broadcasting, Inc (Class A)	8,457

		TOTAL COMMUNICATIONS	39,583,706

DEPOSITORY INSTITUTIONS - 10.24%
664		1st Source Corp	17,025
495		ABC Bancorp	9,984
561	*	ACE Cash Express, Inc	14,608
660	*	AmericanWest Bancorp	12,448
22,387		AmSouth Bancorp	546,243
1,129		Anchor Bancorp Wisconsin, Inc	29,241
688		Arrow Financial Corp	20,654
6,962		Associated Banc-Corp	223,271
4,862		Astoria Financial Corp	172,552
234		Bancfirst Corp	15,004
4,846		Bancorpsouth, Inc	111,410
557		BancTrust Financial Group, Inc	10,472
4,901		Bank Mutual Corp	58,812
255,694		Bank Of America Corp	11,079,221
827		Bank Of Granite Corp	16,052
3,469		Bank Of Hawaii Corp	163,910
48,635		Bank Of New York Co, Inc	1,418,683
492		Bank Of The Ozarks, Inc	14,627
2,374		BankAtlantic Bancorp, Inc (Class A)	43,492
10,670		Banknorth Group, Inc	373,450
1,734	*	BankUnited Financial Corp (Class A)	50,546

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

702		Banner Corp	$20,639
34,715		BB&T Corp	1,377,838
287		Berkshire Hills Bancorp, Inc	10,605
430	*	BFC Financial Corp	4,730
886	*	BOK Financial Corp	39,524
1,531		Boston Private Financial Holdings, Inc	38,214
422		Bryn Mawr Bank Corp	8,474
353		Camden National Corp	12,182
438		Capital City Bank Group, Inc	16,955
251		Capital Corp of the West	10,793
264	*	Capital Crossing Bank	6,716
1,181		Capitol Federal Financial	38,005
1,517		Cascade Bancorp	29,430
2,506		Cathay General Bancorp	93,198
274		CB Bancshares, Inc	26,030
468		Center Financial Corp	8,901
400	*	Central Coast Bancorp	8,160
1,778		Central Pacific Financial Corp	48,931
203		Century Bancorp, Inc (Class A)	6,445
176		Charter Financial Corp	5,972
1,644		Chemical Financial Corp	60,039
2,641		Chittenden Corp	71,967
324,151		Citigroup, Inc	14,301,542
2,691		Citizens Banking Corp	87,646
602		Citizens First Bancorp, Inc	15,104
556		City Bank	19,449
1,206		City Holding Co	39,665
2,502		City National Corp	162,505
855		Clifton Savings Bancorp, Inc	9,969
691		Coastal Financial Corp	9,985
525		CoBiz, Inc	8,678
7,645		Colonial Bancgroup, Inc	156,340
281		Columbia Bancorp	8,188
1,261		Columbia Banking System, Inc	29,999
10,918		Comerica, Inc	647,983
4,288		Commerce Bancorp, Inc	236,698
3,823		Commerce Bancshares, Inc	183,848
2,356		Commercial Capital Bancorp, Inc	53,458
2,809		Commercial Federal Corp	75,787
83		Community Bank of North Virginia	1,425
1,946		Community Bank System, Inc	48,903
665		Community Trust Bancorp, Inc	20,668
7,908		Compass Bancshares, Inc	346,529
856		Corus Bankshares, Inc	36,919
3,349		Cullen/Frost Bankers, Inc	155,628
2,682		CVB Financial Corp	59,594
1,924		Dime Community Bancshares	32,323
1,373		Downey Financial Corp	75,460
2,979		East West Bancorp, Inc	100,065
63		ESB Financial Corp	863
1,479	*	Euronet Worldwide, Inc	27,687
298		Farmers Capital Bank Corp	10,221
904		Fidelity Bankshares, Inc	33,620
30,032		Fifth Third Bancorp	1,478,175
467		Financial Institutions, Inc	10,465
350		First Bancorp (North Carolina)	11,802
2,131		First Bancorp (Puerto Rico)	102,927
706		First Busey Corp (Class A)	13,492

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,656		First Charter Corp	$40,026
291		First Citizens Bancshares, Inc (Class A)	34,338
4,332		First Commonwealth Financial Corp	58,959
809		First Community Bancorp	33,169
492		First Community Bancshares, Inc	16,162
1,201		First Federal Capital Corp	36,318
1,922		First Financial Bancorp	32,828
790		First Financial Bankshares, Inc	31,726
701		First Financial Corp (Indiana)	22,025
680		First Financial Holdings, Inc	21,257
60		First Financial Service Corp	1,521
7,881		First Horizon National Corp	341,720
1,072		First Merchants Corp	26,426
2,862		First Midwest Bancorp, Inc	98,911
2,966		First National Bankshares of Florida, Inc	72,815
271		First Oak Brook Bancshares, Inc	8,358
195		First Of Long Island Corp	8,323
760		First Republic Bank	34,960
418		First State Bancorp	13,180
1,234	*	FirstFed Financial Corp	60,318
4,900		FirstMerit Corp	128,895
1,980		Flagstar Bancorp, Inc	42,134
1,052		Flushing Financial Corp	19,999
91		FMS Financial Corp	1,459
2,880		FNB Corp	63,734
320		FNB Corp (Virginia)	8,467
662	*	Franklin Bank Corp	11,287
876		Frontier Financial Corp	30,923
7,339		Fulton Financial Corp	157,055
282		GB&T Bancshares, Inc	6,221
1,524		Glacier Bancorp, Inc	44,440
2,493		Gold Banc Corp, Inc	33,631
7,869		Golden West Financial Corp	873,066
616		Great Southern Bancorp, Inc	19,250
114		Greene County Bancshares, Inc	2,718
6,984		Greenpoint Financial Corp	323,080
1,662		Hancock Holding Co	52,835
853		Hanmi Financial Corp	25,761
1,629		Harbor Florida Bancshares, Inc	50,662
1,885		Harleysville National Corp	46,201
1,107		Heartland Financial U.S.A., Inc	20,424
9,871		Hibernia Corp (Class A)	260,693
540		Horizon Financial Corp	10,373
4,293		Hudson City Bancorp, Inc	153,432
1,756		Hudson River Bancorp, Inc	33,329
2,706		Hudson United Bancorp	99,716
14,765		Huntington Bancshares, Inc	367,796
372		IberiaBank Corp	21,472
917		Independent Bank Corp (Massachusetts)	28,344
1,149		Independent Bank Corp (Michigan)	31,023
3,450		IndyMac Bancorp, Inc	124,890
772		Integra Bank Corp	16,752
834	*	Intercept, Inc	15,621
614		Interchange Financial Services Corp	14,718
2,277		International Bancshares Corp	83,680
1,089		Irwin Financial Corp	28,118
302	*	Itla Capital Corp	13,952
223,296		JPMorgan Chase & Co	8,871,550
25,781		KeyCorp	814,680
1,900		KNBT Bancorp, Inc	31,996
543		Lakeland Bancorp, Inc	8,927
193		Lakeland Financial Corp	6,543
4,912		M & T Bank Corp	470,078
445		Macatawa Bank Corp	12,482
1,698		MAF Bancorp, Inc	73,235
701		Main Street Banks, Inc	21,451
457		MainSource Financial Group, Inc	9,369
14,014		Marshall & Ilsley Corp	564,764

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,330		MB Financial, Inc	$52,721
817		MBT Financial Corp	16,038
26,663		Mellon Financial Corp	738,298
256		Mercantile Bank Corp	8,919
4,898		Mercantile Bankshares Corp	234,908
1,315		Mid-State Bancshares	33,835
1,048		Midwest Banc Holdings, Inc	20,143
1,660		Nara Bancorp, Inc	33,449
162		NASB Financial, Inc	6,386
37,525		National City Corp	1,449,216
12,930		National Commerce Financial Corp	442,335
1,625		National Penn Bancshares, Inc	51,951
350		NBC Capital Corp	8,967
2,013		NBT Bancorp, Inc	47,165
3,832		NetBank, Inc	38,358
16,514		New York Community Bancorp, Inc	339,198
5,054		NewAlliance Bancshares, Inc	72,525
10,539		North Fork Bancorp, Inc	468,459
12,347		Northern Trust Corp	503,758
1,172		Northwest Bancorp, Inc	26,569
167		Oak Hill Financial, Inc	5,808
688		OceanFirst Financial Corp	16,691
2,818	*	Ocwen Financial Corp	25,785
4,225		Old National Bancorp	104,949
752		Old Second Bancorp, Inc	21,033
389		Omega Financial Corp	13,459
2,893		Pacific Capital Bancorp	85,575
793		Park National Corp	100,893
2,301		Partners Trust Financial Group, Inc	23,838
342		Peapack Gladstone Financial Corp	10,380
311		Pennfed Financial Services, Inc	9,458
460		Pennrock Financial Services Corp	12,770
491		Peoples Bancorp, Inc	12,923
2,434		People's Bank	86,967
408		Peoples Holding Co	13,280
889		PFF Bancorp, Inc	34,022
17,688		PNC Financial Services Group, Inc	956,921
2,465		Provident Bancorp, Inc	28,939
1,920		Provident Bankshares Corp	64,416
264		Provident Financial Holdings	7,656
4,551		Provident Financial Services, Inc	78,505
1,793		R & G Financial Corp (Class B)	69,299
29,323		Regions Financial Corp	969,418
285		Republic Bancorp, Inc (Class A) (Kentucky)	6,612
4,106		Republic Bancorp, Inc (Michigan)	63,232
843		Riggs National Corp	18,715
247		Royal Bancshares Of Pennsylvania (Class A)	5,995
1,629		S & T Bancorp, Inc	58,172
623		S.Y. Bancorp, Inc	14,061
393		Santander Bancorp	9,825
316		SCBT Financial Corp	9,322
514		Seacoast Banking Corp Of Florida	10,979
195		Security Bank Corp	6,825
347	*	Signature Bank	9,282
2,197	*	Silicon Valley Bancshares	81,662
901		Simmons First National Corp (Class A)	23,048
6,574		Sky Financial Group, Inc	164,350
324		Smithtown Bancorp, Inc	8,100
3,679		South Financial Group, Inc	103,748
1,000		Southern Community Financial Corp	11,130
470		Southside Bancshares, Inc	9,569
20,712		SouthTrust Corp	862,862
3,914		Southwest Bancorp Of Texas, Inc	78,828
483		Southwest Bancorp, Inc	10,650
19,964		Sovereign Bancorp, Inc	435,614
334		State Bancorp, Inc	7,565

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

260		State Financial Services Corp (Class A)	$7,134
21,073		State Street Corp	900,028
779		Sterling Bancorp	21,072
2,785		Sterling Bancshares, Inc	37,458
1,160		Sterling Financial Corp (Pennsylvania)	31,134
1,410	*	Sterling Financial Corp (Spokane)	49,688
490	*	Sun Bancorp, Inc (New Jersey)	10,746
16,001		SunTrust Banks, Inc	1,126,630
19,276		Synovus Financial Corp	504,067
140		Taylor Capital Group, Inc	3,360
9,108		TCF Financial Corp	275,881
1,327	*	Texas Capital Bancshares, Inc	24,085
2,524		Texas Regional Bancshares, Inc (Class A)	78,471
1,374		TierOne Corp	31,684
697		Trico Bancshares	14,581
4,129		Trustco Bank Corp NY	52,934
2,996		Trustmark Corp	93,116
119,188		U.S. Bancorp	3,444,533
1,195		U.S.B. Holding Co, Inc	30,210
2,870		UCBH Holdings, Inc	112,131
1,029		UMB Financial Corp	49,052
3,382		Umpqua Holdings Corp	76,298
423		Union Bankshares Corp	13,181
3,691		UnionBanCal Corp	218,544
2,407		United Bankshares, Inc	83,403
1,762		United Community Banks, Inc	42,764
1,705		United Community Financial Corp	19,386
472		Univest Corp of Pennsylvania	19,234
1,193		Unizan Financial Corp	32,939
6,162		Valley National Bancorp	157,377
302	*	Virginia Commerce Bancorp	8,154
342		Virginia Financial Group, Inc	11,115
4,303		W Holding Co, Inc	81,757
82,329		Wachovia Corp	3,865,347
4,756		Washington Federal, Inc	119,613
815		Washington Trust Bancorp, Inc	21,312
3,408		Webster Financial Corp	168,321
105,792		Wells Fargo & Co	6,308,436
1,029		Wesbanco, Inc	29,923
1,681		West Bancorporation	28,140
802		West Coast Bancorp	16,706
2,047		Westamerica Bancorp	112,360
265	*	Western Sierra Bancorp	8,822
2,632		Whitney Holding Corp	110,544
4,128		Wilmington Trust Corp	149,475
438	*	Wilshire Bancorp, Inc	13,219
1,435		Wintrust Financial Corp	82,197
428		WSFS Financial Corp	21,400
399		Yardville National Bancorp	11,611
5,649		Zions Bancorp	344,815

		TOTAL DEPOSITORY INSTITUTIONS	78,534,346

EATING AND DRINKING PLACES - 0.70%
5,466		Applebee's International, Inc	138,180
6,049		Aramark Corp (Class B)	146,023
546	*	BJ's Restaurants, Inc	8,665
2,244		Bob Evans Farms, Inc	60,947
6,082	*	Brinker International, Inc	189,454
354	*	Buffalo Wild Wings, Inc	9,926
1,329	*	California Pizza Kitchen, Inc	29,039
3,221		CBRL Group, Inc	116,214
2,324	*	CEC Entertainment, Inc	85,407
3,713	*	CKE Restaurants, Inc	41,029
1,280	*	Cosi, Inc	6,848
10,442		Darden Restaurants, Inc	243,507
514	*	Dave & Buster's, Inc	9,756
1,600	*	Domino's Pizza, Inc	23,520

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,256		IHOP Corp	$47,992
2,116	*	Jack In The Box, Inc	67,141
3,558	*	Krispy Kreme Doughnuts, Inc	45,044
1,339		Landry's Restaurants, Inc	36,541
985		Lone Star Steakhouse & Saloon, Inc	25,443
79,239		McDonald's Corp	2,221,069
1,245	*	O'Charley's, Inc	20,294
3,944		Outback Steakhouse, Inc	163,794
1,582	*	P.F. Chang's China Bistro, Inc	76,711
662	*	Papa John's International, Inc	20,310
2,114	*	Rare Hospitality International, Inc	56,338
745	*	Red Robin Gourmet Burgers, Inc	32,534
3,822		Ruby Tuesday, Inc	106,519
2,621	*	Ryan's Restaurant Group, Inc	38,896
3,513	*	Sonic Corp	90,038
3,323	*	The Cheesecake Factory, Inc	144,218
1,512	*	The Steak N Shake Co	25,825
740		Triarc Cos (Class A)	8,458
1,480		Triarc Cos (Class B)	16,976
7,035		Wendy's International, Inc	236,376
18,209		Yum! Brands, Inc	740,378

		TOTAL EATING AND DRINKING PLACES	5,329,410

EDUCATIONAL SERVICES - 0.20%
9,846	*	Apollo Group, Inc (Class A)	722,401
6,428	*	Career Education Corp	182,748
5,420	*	Corinthian Colleges, Inc	73,062
3,464	*	DeVry, Inc	71,739
4,336	*	Education Management Corp	115,511
2,844	*	ITT Educational Services, Inc	102,526
2,168	*	Laureate Education, Inc	80,693
506	*	Learning Tree International, Inc	7,135
1,212	*	Princeton Review, Inc	9,090
937		Strayer Education, Inc	107,764
879	*	Universal Technical Institute, Inc	26,528

		TOTAL EDUCATIONAL SERVICES	1,499,197

ELECTRIC, GAS, AND SANITARY SERVICES - 3.60%
40,078	*	AES Corp	400,389
4,269		AGL Resources, Inc	131,357
8,466	*	Allegheny Energy, Inc	135,117
1,780		Allete, Inc	57,850
6,729		Alliant Energy Corp	167,418
17,472	*	Allied Waste Industries, Inc	154,627
11,550		Ameren Corp	533,033
24,856		American Electric Power Co, Inc	794,398
887		American States Water Co	22,086
5,600		Aqua America, Inc	123,816
12,171	*	Aquila, Inc	37,974
3,172		Atmos Energy Corp	79,903
3,507		Avista Corp	63,477
2,064		Black Hills Corp	57,338
1,214		California Water Service Group	35,655
25,885	*	Calpine Corp	75,067
545		Cascade Natural Gas Corp	11,570
1,222	*	Casella Waste Systems, Inc (Class A)	14,468
16,889		Centerpoint Energy, Inc	174,970
600		Central Vermont Public Service Corp	12,066
880		CH Energy Group, Inc	40,304
11,209		Cinergy Corp	443,876
17,551		Citizens Communications Co	235,008
2,740		Cleco Corp	47,238
9,588	*	CMS Energy Corp	91,278
403		Connecticut Water Service, Inc	10,655

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

15,300		Consolidated Edison, Inc

$

			643,212
10,695		Constellation Energy Group, Inc	426,089
147		Crosstex Energy, Inc	6,042
20,665		Dominion Resources, Inc	1,348,391
7,875		DPL, Inc	162,068
10,743		DTE Energy Co	453,247
57,270		Duke Energy Corp	1,310,910
4,578		Duquesne Light Holdings, Inc	82,221
387	*	Duratek, Inc	6,885
17,012	*	Dynegy, Inc (Class A)	84,890
20,570		Edison International	545,311
40,928		El Paso Corp	376,128
3,586	*	El Paso Electric Co	57,627
2,008		Empire District Electric Co	41,264
2,357		Energen Corp	121,503
9,074		Energy East Corp	228,483
334		EnergySouth, Inc	9,102
14,402		Entergy Corp	872,905
3,930		Equitable Resources, Inc	213,438
41,706		Exelon Corp	1,530,193
20,821		FirstEnergy Corp	855,327
11,609		FPL Group, Inc	793,127
4,311		Great Plains Energy, Inc	125,666
4,736		Hawaiian Electric Industries, Inc	125,693
2,446		Idacorp, Inc	71,081
10,188		KeySpan Corp	399,370
6,086		Kinder Morgan, Inc	382,323
1,466		Laclede Group, Inc	42,851
7,421		MDU Resources Group, Inc	195,395
1,158		MGE Energy, Inc	36,848
493		Middlesex Water Co	8,835
4,577		National Fuel Gas Co	129,666
1,699		New Jersey Resources Corp	70,339
2,645		Nicor, Inc	97,072
16,172		NiSource, Inc	339,795
7,907		Northeast Utilities	153,317
1,584		Northwest Natural Gas Co	50,260
4,543	*	NRG Energy, Inc	122,388
3,430		NSTAR	168,413
896	*	NUI Corp	11,953
5,706		OGE Energy Corp	143,962
5,928		Oneok, Inc	154,247
1,356		Otter Tail Corp	34,578
2,168		Peoples Energy Corp	90,362
10,298		Pepco Holdings, Inc	204,930
25,079	*	PG&E Corp	762,402
2,311		Piedmont Natural Gas Co, Inc	101,545
5,798		Pinnacle West Capital Corp	240,617
3,661		PNM Resources, Inc	82,409
11,155		PPL Corp	526,293
15,663		Progress Energy, Inc	663,171
328	v*	Progress Energy, Inc (Cvo)	3
15,033		Public Service Enterprise Group, Inc	640,406
6,127		Puget Energy, Inc	139,083
5,184		Questar Corp	237,531
18,806	*	Reliant Resources, Inc	175,460
9,724		Republic Services, Inc	289,386
750		Resource America, Inc (Class A)	17,693
6,920		SCANA Corp	258,393
12,692		Sempra Energy	459,323
7,339	*	Sierra Pacific Resources	65,684
327		SJW Corp	10,798
962		South Jersey Industries, Inc	45,936
46,439		Southern Co	1,392,241
3,673	*	Southern Union Co	75,297
2,238		Southwest Gas Corp	53,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

880		Southwest Water Co	$10,780
2,552	*	Stericycle, Inc	117,137
11,695		TECO Energy, Inc	158,233
1,074		Texas Genco Holdings, Inc	50,102
18,612		TXU Corp	891,887
3,160		UGI Corp	117,742
904		UIL Holdings Corp	44,468
2,152		Unisource Energy Corp	52,401
5,066		Vectren Corp	127,562
2,748	*	Waste Connections, Inc	87,057
36,375		Waste Management, Inc	994,493
4,925		Westar Energy, Inc	99,485
3,462		Western Gas Resources, Inc	98,979
2,977		WGL Holdings, Inc	84,130
32,028		Williams Cos, Inc	387,551
7,178		Wisconsin Energy Corp	228,978
2,235		WPS Resources Corp	100,553
25,484		Xcel Energy, Inc	441,383

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	27,608,837

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.56%
1,602	*	Actel Corp	24,350
3,699		Adtran, Inc	83,893
1,107	*	Advanced Energy Industries, Inc	10,284
5,297	*	Advanced Fibre Communications, Inc	84,222
22,369	*	Advanced Micro Devices, Inc	290,797
4,016	*	Aeroflex, Inc	42,449
8,169	*	Agere Systems, Inc (Class A)	8,577
98,838	*	Agere Systems, Inc (Class B)	100,815
1,829	*	Alliance Semiconductor Corp	6,328
23,652	*	Altera Corp	462,870
10,966		American Power Conversion Corp	190,699
1,517	*	American Superconductor Corp	18,841
3,970		Ametek, Inc	120,370
1,941	*	AMIS Holdings, Inc	26,242
6,965	*	Amkor Technology, Inc	25,422
4,377	*	Amphenol Corp (Class A)	149,956
23,789		Analog Devices, Inc	922,537
1,128	*	Anaren Microwave, Inc	15,183
970	*	Applica, Inc	3,919
19,097	*	Applied Micro Circuits Corp	59,774
611		Applied Signal Technology, Inc	19,546
5,411	*	Arris Group, Inc	28,245
2,139	*	Artesyn Technologies, Inc	21,347
1,431	*	Artisan Components, Inc	41,656
578	*	Atheros Communications, Inc	5,896
25,375	*	Atmel Corp	91,858
1,991	*	ATMI, Inc	40,776
4,955	*	Avanex Corp	10,108
3,372		AVX Corp	39,958
2,049		Baldor Electric Co	48,479
854		Bel Fuse, Inc (Class B)	28,250
2,554	*	Benchmark Electronics, Inc	76,109
337	*	Bookham, Inc	2,191
15,688	*	Broadcom Corp (Class A)	428,126
1,398		C&D Technologies, Inc	26,590
1,312	*	California Micro Devices Corp	10,142
5,178	*	Capstone Turbine Corp	7,922
1,244	*	Carrier Access Corp	8,646
284	*	Catapult Communications Corp	5,351
2,676	*	C-COR, Inc	22,612
992	*	Ceradyne, Inc	43,559
2,807	*	Checkpoint Systems, Inc	43,705
441	*	Cherokee International Corp	3,700
36,787	*	CIENA Corp	72,838
1,375	*	Comtech Telecommunications	37,263

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

12,463	*	Comverse Technology, Inc	$234,678
28,826	*	Conexant Systems, Inc	46,410
24,228	*	Corvis Corp	19,382
4,997	*	Cree, Inc	152,558
2,406		CTS Corp	30,316
856		Cubic Corp	19,602
7,396	*	Cypress Semiconductor Corp	65,381
1,623	*	DDi Corp	8,229
1,045	*	Digital Theater Systems, Inc	19,071
315	*	Diodes, Inc	8,114
2,093	*	Ditech Communications Corp	46,862
670	*	Drexler Technology Corp	6,137
1,725	*	DSP Group, Inc	36,311
703	*	Dupont Photomasks, Inc	11,979
11,914	*	Eagle Broadband, Inc	8,578
2,138	*	Electro Scientific Industries, Inc	37,094
26,674		Emerson Electric Co	1,650,854
506	*	EMS Technologies, Inc	8,729
5,244	*	Energizer Holdings, Inc	241,794
1,990	*	Energy Conversion Devices, Inc	26,387
3,177	*	Entegris, Inc	26,496
1,790	*	ESS Technology, Inc	12,262
2,931	*	Exar Corp	41,503
6,947	*	Fairchild Semiconductor International, Inc	98,439
10,287	*	Finisar Corp	13,373
982		Franklin Electric Co, Inc	38,887
7,200	*	Freescale Semiconductor, Inc	102,960
2,540	*	FuelCell Energy, Inc	26,035
14,973	*	Gemstar-TV Guide International, Inc	84,597
661,721	d	General Electric Co	22,220,591
2,481	*	Genesis Microchip, Inc	33,494
800	*	Genlyte Group, Inc	51,512
6,050	*	GrafTech International Ltd	84,398
3,775		Harman International Industries, Inc	406,756
5,816	*	Harmonic, Inc	38,676
4,108		Harris Corp	225,694
2,022		Helix Technology Corp	27,489
1,472	*	Hexcel Corp	20,343
3,892		Hubbell, Inc (Class B)	174,478
1,622	*	Hutchinson Technology, Inc	43,356
1,449	*	Inet Technologies, Inc	18,228
4,516	*	Integrated Circuit Systems, Inc	97,094
6,333	*	Integrated Device Technology, Inc	60,353
2,220	*	Integrated Silicon Solution, Inc	16,139
406,316		Intel Corp	8,150,699
3,521	*	Interdigital Communications Corp	57,463
4,039	*	International Rectifier Corp	138,538
8,492		Intersil Corp (Class A)	135,278
1,280		Inter-Tel, Inc	27,674
2,235	*	InterVoice, Inc	24,071
874	*	IXYS Corp	6,275
10,149	*	Jabil Circuit, Inc	233,427
87,328	*	JDS Uniphase Corp	294,295
5,408	*	Kemet Corp	43,751
4,555	*	Kopin Corp	18,539
6,104		L-3 Communications Holdings, Inc	408,968
6,553	*	Lattice Semiconductor Corp	32,175
508	*	Lifeline Systems, Inc	12,405
19,450		Linear Technology Corp	704,868
1,373	*	Littelfuse, Inc	47,410
783		LSI Industries, Inc	8,175
22,765	*	LSI Logic Corp	98,117
1,473	*	Magnetek, Inc	11,003
2,482	*	Mattson Technology, Inc	19,087
20,196		Maxim Integrated Products, Inc	854,089
4,873		Maytag Corp	89,517
8,117	*	McData Corp (Class A)	40,833
634	*	Medis Technologies Ltd	7,126

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

3,988	*	MEMC Electronic Materials, Inc	$33,818
1,630	*	Mercury Computer Systems, Inc	43,880
1,120	*	Merix Corp	11,603
2,102		Methode Electronics, Inc	26,885
653	*	Metrologic Instruments, Inc	10,350
4,256	*	Micrel, Inc	44,305
13,161		Microchip Technology, Inc	353,241
36,323	*	Micron Technology, Inc	436,966
3,698	*	Microsemi Corp	52,142
7,200	*	Microtune, Inc	38,016
1,159	*	Microvision, Inc	6,861
2,549	*	MIPS Technologies, Inc	14,529
1,538	*	Mobility Electronics, Inc	12,673
8,811		Molex, Inc	262,744
1,142	*	Monolithic System Technology, Inc	4,956
1,507	*	Moog, Inc (Class A)	54,704
147,373		Motorola, Inc	2,658,609
6,569	*	MRV Communications, Inc	16,423
2,566	*	Mykrolis Corp	25,840
195		National Presto Industries, Inc	8,155
22,684		National Semiconductor Corp	351,375
2,893	*	NMS Communications Corp	14,118
9,452	*	Novellus Systems, Inc	251,329
9,942	*	Nvidia Corp	144,358
3,461	*	Omnivision Technologies, Inc	48,973
7,486	*	ON Semiconductor Corp	23,431
3,999	*	Openwave Systems, Inc	35,271
6,653	*	Oplink Communications, Inc	11,909
803	*	Optical Communication Products, Inc	1,678
655	*	OSI Systems, Inc	10,546
2,450	*	Paradyne Networks, Inc	11,270
1,076		Park Electrochemical Corp	22,811
934	*	Pericom Semiconductor Corp	9,022
2,023	*	Photronics, Inc	33,622
2,519	*	Pixelworks, Inc	25,215
2,962		Plantronics, Inc	128,077
2,678	*	Plexus Corp	29,565
3,013	*	Plug Power, Inc	19,313
4,030	*	PLX Technology, Inc	29,056
10,988	*	PMC-Sierra, Inc	96,804
6,139	*	Polycom, Inc	121,675
272	*	Powell Industries, Inc	4,583
1,762	*	Power Integrations, Inc	35,998
3,698	*	Power-One, Inc	23,963
6,419	*	Powerwave Technologies, Inc	39,541
6,036	*	QLogic Corp	178,726
101,990		Qualcomm, Inc	3,981,690
5,398	*	Rambus, Inc	84,695
481		Raven Industries, Inc	21,380
2,261	*	Rayovac Corp	59,577
1,521		Regal-Beloit Corp	36,793
4,069	*	Remec, Inc	19,165
11,560	*	RF Micro Devices, Inc	73,290
11,054		Rockwell Collins, Inc	410,546
1,056	*	Rogers Corp	44,869
32,869	*	Sanmina-SCI Corp	231,726
2,197	*	SBA Communications Corp	15,379
739	*	SBS Technologies, Inc	9,016
9,694		Scientific-Atlanta, Inc	251,268
1,518	*	Seachange International, Inc	24,273
4,624	*	Semtech Corp	88,642
1,530	*	Sigmatel, Inc	32,451
4,269	*	Silicon Image, Inc	53,960
2,292	*	Silicon Laboratories, Inc	75,842

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

4,592	*	Silicon Storage Technology, Inc	$29,251
272	*	Siliconix, Inc	9,746
1,256	*	Sipex Corp	6,594
74,343	*	Sirius Satellite Radio, Inc	237,898
9,362	*	Skyworks Solutions, Inc	88,939
1,059		Smith (A.O.) Corp	25,787
1,460	*	Spatialight, Inc	8,614
1,185		Spectralink Corp	11,258
636	*	Staktek Holdings, Inc	2,480
1,145	*	Standard Microsystems Corp	20,049
967	*	Stoneridge, Inc	13,635
3,636	*	Stratex Networks, Inc	8,145
545	*	Supertex, Inc	10,589
8,980	*	Sycamore Networks, Inc	33,944
2,792	*	Symmetricom, Inc	26,412
1,517	*	Synaptics, Inc	30,583
2,564	*	Technitrol, Inc	49,998
2,957	*	Tekelec	49,323
25,527	*	Tellabs, Inc	234,593
4,155	*	Terayon Communication Systems, Inc	8,809
1,499	*	Tessera Technologies, Inc	33,128
108,822		Texas Instruments, Inc	2,315,732
3,366		Thomas & Betts Corp	90,276
9,853	*	Transmeta Corp	12,415
1,166	*	Trident Microsystems, Inc	11,742
2,129	*	Tripath Technology, Inc	3,619
8,639	*	Triquint Semiconductor, Inc	33,692
2,535	*	TTM Technologies, Inc	22,536
311	*	Ulticom, Inc	4,593
873	*	Ultralife Batteries, Inc	8,878
1,294	*	Universal Display Corp	10,895
701	*	Universal Electronics, Inc	11,763
5,345	*	Utstarcom, Inc	86,108
3,373	*	Valence Technology, Inc	11,603
2,259	*	Varian Semiconductor Equipment Associates, Inc	69,803
10,927	*	Verso Technologies, Inc	10,381
4	*	Vialta, Inc	1
1,206	*	Viasat, Inc	24,241
882		Vicor Corp	8,917
9,497	*	Vishay Intertechnology, Inc	122,524
13,504	*	Vitesse Semiconductor Corp	36,866
3,062	*	Westell Technologies, Inc	15,831
4,324		Whirlpool Corp	259,829
1,330	*	Wilson Greatbatch Technologies, Inc	23,794
496		Woodhead Industries, Inc	6,845
21,786		Xilinx, Inc	588,222
1,232	*	Zhone Technologies, Inc	3,782

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	57,985,957

ENGINEERING AND MANAGEMENT SERVICES - 0.87%
4,167	*	Accelrys, Inc	27,169
1,101	*	Advisory Board Co	36,994
3,681	*	Affymetrix, Inc	113,044
2,798	*	Answerthink, Inc	14,969
1,284	*	Antigenics, Inc	7,743
5,031	*	Applera Corp (Celera Genomics Group)	58,812
6,168	*	Ariad Pharmaceuticals, Inc	41,264
3,188	*	Axonyx, Inc	18,012
10,553	*	BearingPoint, Inc	94,344
5,198	*	Celgene Corp	302,680
4,906	*	Century Business Services, Inc	22,028
715	*	Charles River Associates, Inc	27,377
1,089	*	Ciphergen Biosystems, Inc	4,247
2,284	*	Cornell Cos, Inc	28,322
2,485		Corporate Executive Board Co	152,181
2,175	*	Corrections Corp Of America	76,908
4,083	*	Covance, Inc	163,198

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

3,036	*	CuraGen Corp	$16,698
2,034	*	CV Therapeutics, Inc	25,425
2,987	*	Decode Genetics, Inc	22,492
1,448	*	DiamondCluster International, Inc	17,666
3,339	*	Digitas, Inc	25,810
1,809	*	Diversa Corp	15,105
1,629	*	Dyax Corp	12,446
2,766	*	eResearch Technology, Inc	36,871
3,918	*	Exelixis, Inc	31,579
500	*	Exponent, Inc	13,775
3,133	*	Exult, Inc	16,480
5,115		Fluor Corp	227,720
623	*	Forrester Research, Inc	9,495
2,989	*	FTI Consulting, Inc	56,492
4,019	*	Gartner, Inc (Class A)	46,982
104	*	Gartner, Inc (Class B)	1,201
428	*	Genencor International, Inc	6,869
3,114	*	Gen-Probe, Inc	124,155
1,000	*	Greenfield Online, Inc	20,310
27,630		Halliburton Co	930,855
1,888	*	Hewitt Associates, Inc	49,956
4,944	*	Incyte Corp	47,611
536	*	Infrasource Services, Inc	5,628
3,329	*	Jacobs Engineering Group, Inc	127,467
3,146	*	Keryx Biopharmaceuticals, Inc	35,204
2,041	*	Kosan Biosciences, Inc	11,756
452		Landauer, Inc	21,212
812	*	LECG Corp	13,731
3,941	*	Lexicon Genetics, Inc	25,971
1,768	*	Lifecell Corp	17,680
1,668	*	Luminex Corp	11,893
1,761	*	Maxim Pharmaceuticals, Inc	4,702
1,043	*	MAXIMUS, Inc	30,049
1,529	*	Maxygen, Inc	15,122
16,678		Monsanto Co	607,413
7,932		Moody's Corp	581,019
311	*	MTC Technologies, Inc	8,593
1,518	*	Myriad Genetics, Inc	25,958
2,724	*	Navigant Consulting, Inc	59,819
660	*	Neopharm, Inc	5,650
3,776	*	Oscient Pharmaceuticals Corp	13,405
1,812	*	Parexel International Corp	35,515
20,894		Paychex, Inc	629,954
1,349	*	Per-Se Technologies, Inc	18,508
2,934	*	Pharmaceutical Product Development, Inc	105,624
5,471	*	Pharmos Corp	15,756
1,581	*	PRG-Schultz International, Inc	9,075
5,179		Quest Diagnostics, Inc	456,891
1,179	*	Regeneration Technologies, Inc	9,456
2,361	*	Regeneron Pharmaceuticals, Inc	20,493
1,439	*	Resources Connection, Inc	54,365
622	*	Rigel Pharmaceuticals, Inc	15,737
2,870	*	Seattle Genetics, Inc	18,856
18,526		Servicemaster Co	238,244
994	*	SFBC International, Inc	26,152
1,005	*	Sourcecorp	22,251
1,745	*	Symyx Technologies, Inc	41,095
389	*	Tejon Ranch Co	14,646
2,718	*	Telik, Inc	60,611
3,674	*	Tetra Tech, Inc	46,550
1,780	*	Transkaryotic Therapies, Inc	31,559
595	*	TRC Cos, Inc	11,168
693	*	Trimeris, Inc	10,430
1,951	*	URS Corp	52,053
1,149	*	Ventiv Health, Inc	19,476
1,590	*	Washington Group International, Inc	55,046
2,077		Watson Wyatt & Co Holdings	54,625

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,641,693

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

FABRICATED METAL PRODUCTS - 0.73%
2,436	*	Alliant Techsystems, Inc	$147,378
7,249		Ball Corp	271,330
954		CIRCOR International, Inc	18,603
1,806		Commercial Metals Co	71,734
1,300	*	Commercial Vehicle Group, Inc	20,592
3,124		Crane Co	90,346
11,064	*	Crown Holdings, Inc	114,070
15,042		Danaher Corp	771,354
444	*	Drew Industries, Inc	15,917
9,237		Fortune Brands, Inc	684,369
1,568	*	Griffon Corp	33,085
311		Gulf Island Fabrication, Inc	6,935
2,375		Harsco Corp	106,638
16,795		Illinois Tool Works, Inc	1,564,790
1,570	*	Intermagnetics General Corp	36,346
4,328	*	Jacuzzi Brands, Inc	40,250
444		Lifetime Hoan Corp	6,593
27,504		Masco Corp	949,713
1,572	*	Mobile Mini, Inc	38,986
1,211	*	NCI Building Systems, Inc	38,631
3,540	*	Shaw Group, Inc	42,480
728		Silgan Holdings, Inc	33,706
1,142		Simpson Manufacturing Co, Inc	72,174
3,923		Snap-On, Inc	108,118
4,207		Stanley Works	178,924
1,318		Sturm Ruger & Co, Inc	11,875
1,498	*	Taser International, Inc	56,250
3,610	*	Tower Automotive, Inc	7,545
1,308		Valmont Industries, Inc	27,298
617	*	Water Pik Technologies, Inc	9,193
1,491		Watts Water Technologies, Inc (Class A)	40,033

		TOTAL FABRICATED METAL PRODUCTS	5,615,256

FOOD AND KINDRED PRODUCTS - 3.00%
881		American Italian Pasta Co (Class A)	23,038
50,377		Anheuser-Busch Cos, Inc	2,516,331
36,574		Archer Daniels Midland Co	621,027
467	*	Boston Beer Co, Inc (Class A)	11,768
932		Cal-Maine Foods, Inc	10,224
14,502		Campbell Soup Co	381,258
156		Coca-Cola Bottling Co Consolidated	8,427
132,133		Coca-Cola Co	5,291,927
14,887		Coca-Cola Enterprises, Inc	281,364
33,150		Conagra Foods, Inc	852,312
5,525	*	Constellation Brands, Inc (Class A)	210,282
1,646		Coors (Adolph) Co (Class B)	111,796
2,197		Corn Products International, Inc	101,282
3,971	*	Darling International, Inc	17,115
9,955	*	Dean Foods Co	298,849
12,175	*	Del Monte Foods Co	127,716
530		Farmer Brothers Co	14,167
2,022		Flowers Foods, Inc	52,269
18,202		General Mills, Inc	817,270
22,106		H.J. Heinz Co	796,258
374	*	Hansen Natural Corp	9,021
6,177	*	Hercules, Inc	88,022
10,931		Hershey Foods Corp	510,587
4,669		Hormel Foods Corp	125,036
272	*	J & J Snack Foods Corp	11,663
3,456		J.M. Smucker Co	153,481
15,359		Kellogg Co	655,215
16,840		Kraft Foods, Inc (Class A)	534,165
1,679		Lancaster Colony Corp	70,795

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,479		Lance, Inc	$23,886
517	*	M&F Worldwide Corp	6,726
8,675		McCormick & Co, Inc (Non-Vote)	297,900
492		MGP Ingredients, Inc	4,881
234		National Beverage Corp	1,891
557	*	Peets Coffee & Tea, Inc	13,028
9,736		Pepsi Bottling Group, Inc	264,332
4,535		PepsiAmericas Inc	86,619
106,905		PepsiCo, Inc	5,200,928
1,218		Pilgrim's Pride Corp	32,983
1,996		Ralcorp Holdings, Inc	72,056
608	*	Robert Mondavi Corp (Class A)	23,815
641		Sanderson Farms, Inc	21,441
49,429		Sara Lee Corp	1,129,947
2,878		Sensient Technologies Corp	62,280
5,102	*	Smithfield Foods, Inc	127,550
1,607		Tootsie Roll Industries, Inc	46,957
2,218		Topps Co, Inc	21,692
13,837		Tyson Foods, Inc (Class A)	221,685
9,890		Wrigley (Wm.) Jr Co	626,136

		TOTAL FOOD AND KINDRED PRODUCTS	22,989,398

FOOD STORES - 0.46%
1,613	*	7-Eleven, Inc	32,228
23,194		Albertson's, Inc	555,032
70		Arden Group, Inc (Class A)	5,950
736	*	Great Atlantic & Pacific Tea Co, Inc	4,490
467		Ingles Markets, Inc (Class A)	5,632
46,303	*	Kroger Co	718,623
1,740	*	Panera Bread Co (Class A)	65,320
722	*	Pantry, Inc	18,173
1,649	*	Pathmark Stores, Inc	7,998
2,084		Ruddick Corp	40,930
28,033	*	Safeway, Inc	541,317
24,750	*	Starbucks Corp	1,125,135
775		Weis Markets, Inc	26,257
4,063		Whole Foods Market, Inc	348,565
1,975	*	Wild Oats Markets, Inc	17,064
5,675	*	Winn-Dixie Stores, Inc	17,536

		TOTAL FOOD STORES	3,530,250

FORESTRY - 0.12%
14,147		Weyerhaeuser Co	940,493

		TOTAL FORESTRY	940,493

FURNITURE AND FIXTURES - 0.31%
510		Bassett Furniture Industries, Inc	9,629
2,052		Ethan Allen Interiors, Inc	71,307
3,240		Furniture Brands International, Inc	81,259
4,310		Herman Miller, Inc	106,242
3,289		Hillenbrand Industries, Inc	166,193
3,739		HNI Corp	147,990
308		Hooker Furniture Corp	8,510
3,030	*	Interface, Inc (Class A)	24,301
11,954		Johnson Controls, Inc	679,107
1,751		Kimball International, Inc (Class B)	24,304
3,274		La-Z-Boy, Inc	49,699
4,462		Lear Corp	242,956
11,917		Leggett & Platt, Inc	334,868
17,531	f	Newell Rubbermaid, Inc	351,321
2,264	*	Select Comfort Corp	41,205
234		Stanley Furniture Co, Inc	10,296
2,726		Steelcase, Inc (Class A)	38,164
616	*	Tempur-Pedic International, Inc	9,234

		TOTAL FURNITURE AND FIXTURES	2,396,585

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
18,820	*	Bed Bath & Beyond, Inc	$698,410
16,638		Best Buy Co, Inc	902,445
12,508		Circuit City Stores, Inc (Circuit City Group)	191,873
1,342	*	Cost Plus, Inc	47,480
656	*	Electronics Boutique Holdings Corp	22,370
1,068	*	Gamestop Corp (Class A)	19,769
1,515	*	Guitar Center, Inc	65,600
1,501		Haverty Furniture Cos, Inc	26,328
2,878	*	Kirkland's, Inc	27,053
2,807	*	Linens 'n Things, Inc	65,038
3,436	*	Mohawk Industries, Inc	272,784
5,544		Pier 1 Imports, Inc	100,236
10,270		RadioShack Corp	294,133
1,637	*	Restoration Hardware, Inc	8,480
1,705	*	The Bombay Co, Inc	12,498
1,445	*	Trans World Entertainment Corp	14,118
5,966	*	Williams-Sonoma, Inc	224,023

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,992,638

GENERAL BUILDING CONTRACTORS - 0.40%
978		Beazer Homes U.S.A., Inc	104,538
1,056		Brookfield Homes Corp	27,826
7,840		Centex Corp	395,606
14,627		D.R. Horton, Inc	484,300
978	*	Dominion Homes, Inc	23,296
2,032	*	Hovnanian Enterprises, Inc (Class A)	81,483
2,302		KB Home	194,496
7,841		Lennar Corp (Class A)	373,232
540		Lennar Corp (Class B)	23,652
1,293		Levitt Corp (Class A)	30,334
754		M/I Homes, Inc	32,000
1,324		MDC Holdings, Inc	96,784
658	*	Meritage Homes Corp	51,719
351	*	NVR, Inc	193,401
1,035	*	Palm Harbor Homes, Inc	17,440
831	*	Perini Corp	11,850
6,706		Pulte Homes, Inc	411,547
1,601		Ryland Group, Inc	148,349
2,273		Standard-Pacific Corp	128,129
572		Technical Olympic U.S.A., Inc	16,153
2,935	*	Toll Brothers, Inc	135,979
1,929		Walter Industries, Inc	30,903
2,106	*	WCI Communities, Inc	49,070
261	*	William Lyon Homes, Inc	23,203

		TOTAL GENERAL BUILDING CONTRACTORS	3,085,290

GENERAL MERCHANDISE STORES - 2.25%
2,521	*	99 Cents Only Stores	35,874
7,852	*	Big Lots, Inc	96,030
4,355	*	BJ's Wholesale Club, Inc	119,066
1,247	*	Brookstone, Inc	23,556
3,110		Casey's General Stores, Inc	57,815
431	*	Conn's, Inc	6,025
28,811		Costco Wholesale Corp	1,197,385
3,520		Dillard's, Inc (Class A)	69,485
18,577		Dollar General Corp	374,327
7,118	*	Dollar Tree Stores, Inc	191,830
9,687		Family Dollar Stores, Inc	262,518
11,393		Federated Department Stores, Inc	517,584
2,877		Fred's, Inc	51,671
356	*	Gander Mountain Co	7,125
15,356		J.C. Penney Co, Inc	541,760
3,128	*	Kmart Holding Corp	273,606

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

18,900	*	Kohl's Corp	$910,791
18,364		May Department Stores Co	470,669
2,502		Neiman Marcus Group, Inc (Class A)	143,865
30		Neiman Marcus Group, Inc (Class B)	1,598
3,723	*	Retail Ventures, Inc	28,071
7,775		Saks, Inc	93,689
13,436		Sears Roebuck & Co	535,425
1,673	*	ShopKo Stores, Inc	29,127
1,895	*	Stein Mart, Inc	28,842
57,475		Target Corp	2,600,744
1,601	*	Tuesday Morning Corp	49,503
160,765		Wal-Mart Stores, Inc	8,552,698

		TOTAL GENERAL MERCHANDISE STORES	17,270,679

HEALTH SERVICES - 0.79%
3,022	*	Accredo Health, Inc	71,229
678	*	Amedisys, Inc	20,306
441	*	America Service Group, Inc	18,099
1,799	*	American Healthways, Inc	52,369
1,881	*	Amsurg Corp	39,840
3,236	*	Apria Healthcare Group, Inc	88,181
6,290	*	Beverly Enterprises, Inc	47,615
479	*	Bio-Reference Labs, Inc	6,677
29,210	*	Caremark Rx, Inc	936,765
3,163	*	Community Health Systems, Inc	84,389
272	*	Corvel Corp	8,073
5,354	*	Coventry Health Care, Inc	285,743
1,647	*	Cross Country Healthcare, Inc	25,529
5,922	*	DaVita, Inc	184,470
428	*	Dynacq Healthcare, Inc	2,825
1,187	*	Enzo Biochem, Inc	17,805
4,023	*	Express Scripts, Inc	262,863
5,376	*	First Health Group Corp	86,500
1,234	*	Genesis HealthCare Corp	37,526
1,308	*	Gentiva Health Services, Inc	21,412
29,107		HCA, Inc	1,110,432
14,773		Health Management Associates, Inc (Class A)	301,812
3,191		Hooper Holmes, Inc	14,296
1,778	*	Inveresk Research Group, Inc	65,590
1,496	*	Kindred Healthcare, Inc	36,502
1,061	*	LabOne, Inc	31,013
8,977	*	Laboratory Corp Of America Holdings	392,474
640		LCA-Vision, Inc	16,506
2,324	*	LifePoint Hospitals, Inc	69,743
5,955	*	Lincare Holdings, Inc	176,923
1,675	*	Magellan Health Services, Inc	61,238
5,615		Manor Care, Inc	168,225
470	*	Matria Healthcare, Inc	13,306
375	*	Medcath Corp	5,933
584		National Healthcare Corp	16,644
2,337	*	NeighborCare, Inc	59,243
3,600	*	OCA, Inc	17,064
2,421	*	Odyssey HealthCare, Inc	42,973
876		Option Care, Inc	13,552
1,651	*	Pediatrix Medical Group, Inc	90,557
3,477	*	Province Healthcare Co	72,739
617	*	Psychiatric Solutions, Inc	15,641
1,008	*	RehabCare Group, Inc	23,214
4,279	*	Renal Care Group, Inc	137,912
5,726		Select Medical Corp	76,900
352	*	Specialty Laboratories, Inc	3,696
921	*	Sunrise Senior Living, Inc	32,346
515	*	Symbion, Inc	8,294
29,570	*	Tenet Healthcare Corp	319,060
4,685	f*	Triad Hospitals, Inc	161,386

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,749	*	United Surgical Partners International, Inc	$60,078
3,116		Universal Health Services, Inc (Class B)	135,546
583	*	VistaCare, Inc (Class A)	8,926

		TOTAL HEALTH SERVICES	6,057,980

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
2,070		Granite Construction, Inc	49,473
1,390	*	Insituform Technologies, Inc (Class A)	25,951

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	75,424

HOLDING AND OTHER INVESTMENT OFFICES - 3.25%
860	*	4Kids Entertainment, Inc	17,372
1,525		Acadia Realty Trust	22,494
1,536		Affordable Residential Communities	22,426
834		Alabama National Bancorp	49,932
117	*	Alexander's, Inc	23,295
1,264		Alexandria Real Estate Equities, Inc	83,070
7,821		Allied Capital Corp	190,754
4,922		AMB Property Corp	182,212
1,584		Amcore Financial, Inc	44,954
1,100	*	American Campus Communities, Inc	20,416
6,278		American Financial Realty Trust	88,583
2,268		American Home Mortgage Investment Corp	63,391
1,574		AMLI Residential Properties Trust	48,086
7,066		Annaly Mortgage Management, Inc	121,041
3,732		Anthracite Capital, Inc	41,500
2,820		Anworth Mortgage Asset Corp	32,092
5,859		Apartment Investment & Management Co (Class A)	203,776
3,857		Apollo Investment Corp	54,577
436		Arbor Realty Trust, Inc	9,679
12,591		Archstone-Smith Trust	398,379
3,824		Arden Realty, Inc	124,586
1,245		Ashford Hospitality Trust, Inc	11,703
4,619		AvalonBay Communities, Inc	278,156
817		Bedford Property Investors	24,788
1,500		BioMed Realty Trust, Inc	26,385
5,283		Boston Properties, Inc	292,625
2,546		Brandywine Realty Trust	72,510
3,353		BRE Properties, Inc (Class A)	128,588
3,867		Brookline Bancorp, Inc	60,596
2,610		Camden Property Trust	120,582
1,936		Capital Automotive REIT	60,539
1,408		Capital Lease Funding, Inc	15,544
170		Capital Southwest Corp	12,920
500		Capital Trust, Inc	14,550
687		Capitol Bancorp Ltd	20,157
924		Capstead Mortgage Corp	11,504
3,147		CarrAmerica Realty Corp	102,907
1,341		CBL & Associates Properties, Inc	81,734
1,100		Cedar Shopping Centers, Inc	15,345
2,982		Centerpoint Properties Trust	129,956
2,374		Chelsea Property Group, Inc	159,295
313		Cherokee, Inc	7,468
1,311		Colonial Properties Trust	52,728
3,275		Commercial Net Lease Realty, Inc	59,671
621		Community Banks, Inc	18,003
2,489		Community First Bankshares, Inc	79,797
3,993		Cornerstone Realty Income Trust, Inc	38,972
1,973		Corporate Office Properties Trust	50,548
967		Correctional Properties Trust	26,399
2,172		Cousins Properties, Inc	74,521
5,357		Crescent Real Estate Equities Co	84,319
1,501		CRT Properties, Inc	32,196
6,519		Developers Diversified Realty Corp	255,219

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

9,195		Duke Realty Corp	$305,274
1,304		Eastgroup Properties, Inc	43,293
154	*	Enstar Group, Inc	7,632
1,354		Entertainment Properties Trust	51,181
2,335		Equity Inns, Inc	23,070
25,476		Equity Office Properties Trust	694,221
2,113		Equity One, Inc	41,457
17,746		Equity Residential	550,126
1,424		Essex Property Trust, Inc	102,314
1,600		Extra Space Storage, Inc	20,400
3,028		Federal Realty Investment Trust	133,232
3,068	*	FelCor Lodging Trust, Inc	34,699
1,272	*	First Acceptance Corp	9,095
535		First Indiana Corp	10,754
2,424		First Industrial Realty Trust, Inc	89,446
4,928		First Niagara Financial Group, Inc	65,937
672		First Place Financial Corp	13,440
3,850		Fremont General Corp	89,128
8,202		Friedman Billings Ramsey Group, Inc	156,658
1,864		Gables Residential Trust	63,656
13,790		General Growth Properties, Inc	427,490
444		German American Bancorp	7,477
445		Gladstone Capital Corp	10,106
1,623		Glenborough Realty Trust, Inc	33,710
2,261		Glimcher Realty Trust	54,942
1,200		Government Properties Trust, Inc	11,400
1,300	*	Gramercy Capital Corp	20,280
3,200		Greater Bay Bancorp	92,000
772	*	Harris & Harris Group, Inc	7,982
8,040		Health Care Property Investors, Inc	209,040
3,165		Health Care REIT, Inc	111,408
2,802		Healthcare Realty Trust, Inc	109,390
1,689		Heritage Property Investment Trust	49,268
2,151		Highland Hospitality Corp	24,521
3,333		Highwoods Properties, Inc	82,025
2,298		Home Properties, Inc	90,909
2,500	*	HomeBanc Corp	22,500
4,327		Hospitality Properties Trust	183,854
20,182		Host Marriott Corp	283,153
10,704		HRPT Properties Trust	117,637
3,899		IMPAC Mortgage Holdings, Inc	102,544
4,949		Independence Community Bank Corp	193,258
2,730		Innkeepers U.S.A. Trust	33,961
3,524		Investors Real Estate Trust	35,275
7,540		iShares Russell 2000 Index Fund	858,429
6,724		iStar Financial, Inc	277,231
1,684		Kilroy Realty Corp	64,043
6,041		Kimco Realty Corp	309,903
1,600		Kite Realty Group Trust	21,040
1,497		Kramont Realty Trust	27,844
12,079	*	La Quinta Corp	94,216
1,724		LaSalle Hotel Properties	47,582
2,995		Lexington Corporate Properties Trust	65,021
5,324		Liberty Property Trust	212,108
676		LTC Properties, Inc	12,094
2,270		Luminent Mortgage Capital, Inc	28,784
3,604		Macerich Co	192,057
3,813		Mack-Cali Realty Corp	168,916
2,112		Maguire Properties, Inc	51,343
1,159		Manufactured Home Communities, Inc	38,525
9,209	*	Meristar Hospitality Corp	50,189
4,730		MFA Mortgage Investments, Inc	43,563
1,117		Mid-America Apartment Communities, Inc	43,507
3,175		Mills Corp	164,687
2,170		Mission West Properties, Inc	22,460
1,500	*	MortgageIT Holdings, Inc	21,675

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,279		National Health Investors, Inc	$36,375
4,071		Nationwide Health Properties, Inc	84,473
6,151		New Plan Excel Realty Trust	153,775
2,141		Newcastle Investment Corp	65,729
1,555		Novastar Financial, Inc	67,798
2,883		Omega Healthcare Investors, Inc	31,021
1,054		Oriental Financial Group, Inc	28,521
512		Origen Financial, Inc	3,768
2,603		Pan Pacific Retail Properties, Inc	140,822
774		Parkway Properties, Inc	35,952
2,080		Pennsylvania Real Estate Investment Trust	80,413
11,742		Plum Creek Timber Co, Inc	411,322
17,146		Popular, Inc	450,940
2,474		Post Properties, Inc	73,973
2,539		Prentiss Properties Trust	91,404
1,263		Price Legacy Corp	23,934
912		PrivateBancorp, Inc	24,588
11,551		Prologis	407,057
970		Prosperity Bancshares, Inc	25,918
962		PS Business Parks, Inc	38,336
5,257		Public Storage, Inc	260,484
1,502		RAIT Investment Trust	41,080
1,142		Ramco-Gershenson Properties	30,925
2,644		Realty Income Corp	119,059
3,869		Reckson Associates Realty Corp	111,234
1,006		Redwood Trust, Inc	62,795
3,900		Regency Centers Corp	181,311
6,547		Rouse Co	437,863
1,066		Sandy Spring Bancorp, Inc	34,858
584		Saul Centers, Inc	19,202
3,055		Senior Housing Properties Trust	54,440
2,669		Shurgard Storage Centers, Inc (Class A)	103,557
9,976		Simon Property Group, Inc	535,013
2,237		SL Green Realty Corp	115,899
1,059		Sovran Self Storage, Inc	41,492
42,700		SPDR Trust Series 1	4,772,152
1,500		Strategic Hotel Capital, Inc	20,280
581		Suffolk Bancorp	17,529
1,838		Summit Properties, Inc	49,718
1,003		Sun Communities, Inc	39,308
2,763		Susquehanna Bancshares, Inc	67,970
846		Tanger Factory Outlet Centers, Inc	37,884
345	*	Tarragon Realty Investors, Inc	4,488
3,092		Taubman Centers, Inc	79,866
5,172		Thornburg Mortgage, Inc	150,040
421		Tompkins Trustco, Inc	19,488
1,328		Town & Country Trust	33,798
5,502		Trizec Properties, Inc	87,867
2,007		U.S. Restaurant Properties, Inc	33,898
7,953		United Dominion Realty Trust, Inc	157,708
584		Universal Health Realty Income Trust	17,695
1,061		Urstadt Biddle Properties, Inc (Class A)	16,170
5,353		Ventas, Inc	138,750
6,132		Vornado Realty Trust	384,354
54,473		Washington Mutual, Inc	2,128,805
2,410		Washington Real Estate Investment Trust	73,023
2,247		Waypoint Financial Corp	61,950
4,688		Weingarten Realty Investors	154,751
346		Westfield Financial, Inc	8,166
872		Winston Hotels, Inc	9,330

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	24,887,519

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

HOTELS AND OTHER LODGING PLACES - 0.34%
894		Ameristar Casinos, Inc	$27,044
1,012	*	Bluegreen Corp	11,264
1,479	*	Boca Resorts, Inc (Class A)	27,465
2,018		Boyd Gaming Corp	56,807
1,178		Choice Hotels International, Inc	67,841
533	*	Empire Resorts, Inc	3,998
24,131		Hilton Hotels Corp	454,647
4,087		Mandalay Resort Group	280,573
1,168		Marcus Corp	22,741
12,129		Marriott International, Inc (Class A)	630,223
3,852	*	MGM Mirage	191,252
2,468	*	Pinnacle Entertainment, Inc	34,058
2,646	*	Prime Hospitality Corp	32,202
13,105		Starwood Hotels & Resorts Worldwide, Inc	608,334
1,281	*	Vail Resorts, Inc	23,148
2,180	*	Wynn Resorts Ltd	112,684

		TOTAL HOTELS AND OTHER LODGING PLACES	2,584,281

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.73%
49,045		3M Co	3,922,129
646	*	Aaon, Inc	11,240
1,475	*	Actuant Corp	60,785
6,869	*	Adaptec, Inc	52,204
4,708	*	Advanced Digital Information Corp	40,960
5,610	*	AGCO Corp	126,898
1,631		Albany International Corp (Class A)	48,620
11,571	*	American Standard Cos, Inc	450,228
24,014	*	Apple Computer, Inc	930,543
106,012	*	Applied Materials, Inc	1,748,154
760	*	Astec Industries, Inc	14,531
350	*	ASV, Inc	13,101
2,452	*	Asyst Technologies, Inc	12,530
5,299	*	Authentidate Holding Corp	32,112
2,794	*	Avocent Corp	72,754
6,124	*	Axcelis Technologies, Inc	50,715
20,932		Baker Hughes, Inc	915,147
4,842		Black & Decker Corp	374,964
1,038		Black Box Corp	38,354
209	*	Blount International, Inc	2,738
1,390		Briggs & Stratton Corp	112,868
2,761	*	Brooks Automation, Inc	39,068
800	*	Bucyrus International, Inc (Class A)	26,880
529		Cascade Corp	14,685
21,671		Caterpillar, Inc	1,743,432
5,249	*	Cirrus Logic, Inc	25,038
424,775	*	Cisco Systems, Inc	7,688,428
3,484	*	Cooper Cameron Corp	191,063
5,624	*	Cray, Inc	19,853
2,321		Cummins, Inc	171,499
1,038	*	Cuno, Inc	59,945
2,490	*	Cymer, Inc	71,363
15,778		Deere & Co	1,018,470
159,193	*	Dell, Inc	5,667,271
4,518		Diebold, Inc	210,991
5,090		Donaldson Co, Inc	144,505
2,698	*	Dot Hill Systems Corp	21,638
12,807		Dover Corp	497,808
350	*	Dril-Quip, Inc	7,805
9,448		Eaton Corp	599,098
3,334	*	Electronics For Imaging, Inc	54,144
152,092	*	EMC Corp	1,755,142
4,942	*	Emulex Corp	56,932
1,386		Engineered Support Systems, Inc	63,257

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,036	*	EnPro Industries, Inc	$25,009
1,230	*	Esterline Technologies Corp	37,626
1,723	*	FalconStor Software, Inc	12,836
813	*	Flanders Corp	6,984
3,375	*	Flowserve Corp	81,608
4,367	*	FMC Technologies, Inc	145,858
1,858	*	FSI International, Inc	7,766
1,473	*	Gardner Denver, Inc	40,611
15,229	*	Gateway, Inc	75,384
166	*	General Binding Corp	2,331
2,104	*	Global Power Equipment Group, Inc	15,591
388		Gorman-Rupp Co	7,900
4,472		Graco, Inc	149,812
7,781	*	Grant Prideco, Inc	159,433
191,821		Hewlett-Packard Co	3,596,644
1,069	*	Hydril	45,914
3,171	*	Hypercom Corp	23,402
2,889		IDEX Corp	98,110
3,426	*	InFocus Corp	31,382
105,673	d	International Business Machines Corp	9,060,403
21,701		International Game Technology	780,151
1,041	*	Intevac, Inc	6,537
2,698		Iomega Corp	12,546
5,834		ITT Industries, Inc	466,662
2,491		JLG Industries, Inc	41,849
3,163		Joy Global, Inc	108,744
734	*	Kadant, Inc	13,476
1,648		Kaydon Corp	47,413
2,129		Kennametal, Inc	96,124
2,293	*	Komag, Inc	31,873
2,958	*	Kulicke & Soffa Industries, Inc	16,713
8,314	*	Lam Research Corp	181,910
3,316		Lennox International, Inc	49,541
8,302	*	Lexmark International, Inc	697,451
2,073		Lincoln Electric Holdings, Inc	65,009
545		Lindsay Manufacturing Co	14,622
272		Lufkin Industries, Inc	10,124
1,662		Manitowoc Co, Inc	58,935
15,387	*	Maxtor Corp	80,012
593	*	Maxwell Technologies, Inc	6,114
78	*	Mestek, Inc	1,361
1,079	*	Micros Systems, Inc	54,026
278		Middleby Corp	14,637
4,201	*	Milacron, Inc	13,107
1,557		Modine Manufacturing Co	46,881
332		Nacco Industries, Inc (Class A)	28,602
5,202	*	National-Oilwell, Inc	170,938
1,346	*	Netgear, Inc	16,448
19,384	*	Network Appliance, Inc	445,832
1,621		Nordson Corp	55,649
1,719	*	Oil States International, Inc	32,145
1,354	*	Omnicell, Inc	17,900
419	*	Overland Storage, Inc	5,862
7,518		Pall Corp	184,041
2,601	*	PalmOne, Inc	79,174
7,334		Parker Hannifin Corp	431,738
2,151	*	Paxar Corp	48,785
6,244		Pentair, Inc	217,978
14,553		Pitney Bowes, Inc	641,787
810	*	Planar Systems, Inc	9,080
2,822	*	Presstek, Inc	27,289
1,760	*	ProQuest Co	45,232
11,211	*	Quantum Corp	25,897
623		Robbins & Myers, Inc	13,706
10,192	*	Sandisk Corp	296,791

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS- Equity Index Fund

SHARES/PRINCIPAL			VALUE

701		Sauer-Danfoss, Inc	$11,973
311		Schawk, Inc	4,519
3,401	*	Scientific Games Corp (Class A)	64,959
778	*	Semitool, Inc	5,905
20,126	*	Silicon Graphics, Inc	28,780
6,656	*	Smith International, Inc	404,219
58,668	*	Solectron Corp	290,407
4,888		SPX Corp	173,035
644		Standex International Corp	15,778
2,301		Stewart & Stevenson Services, Inc	40,659
6,717	*	Storage Technology Corp	169,671
14,279		Symbol Technologies, Inc	180,487
1,064		Tecumseh Products Co (Class A)	44,550
467		Tennant Co	18,928
3,067	*	Terex Corp	133,108
902		Thomas Industries, Inc	28,323
3,908		Timken Co	96,215
1,546		Toro Co	105,592
531	*	Transact Technologies, Inc	13,726
1,284	*	Ultratech, Inc	20,120
3,009	*	UNOVA, Inc	42,276
1,466	*	Veeco Instruments, Inc	30,742
12,972	*	Western Digital Corp	114,024
533		Woodward Governor Co	35,972
50,270	*	Xerox Corp	707,802
11,001	*	Xybernaut Corp	12,321
2,424		York International Corp	76,574
3,502	*	Zebra Technologies Corp (Class A)	213,657

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	51,599,508

INSTRUMENTS AND RELATED PRODUCTS - 3.11%
1,086	*	Abaxis, Inc	14,129
948	*	Abiomed, Inc	8,390
588	*	ADE Corp	10,017
1,835	*	Advanced Medical Optics, Inc	72,611
1,420	*	Advanced Neuromodulation Systems, Inc	43,097
30,321	*	Agilent Technologies, Inc	654,045
1,396	*	Aksys Ltd	6,631
3,238	*	Align Technology, Inc	49,477
1,570	*	American Medical Systems Holdings, Inc	56,944
650		Analogic Corp	27,099
12,946		Applera Corp (Applied Biosystems Group)	244,291
1,467		Arrow International, Inc	43,863
1,323	*	Arthrocare Corp	38,751
764	*	Aspect Medical Systems, Inc	13,821
1,105	*	August Technology Corp	7,591
6,646		Bard (C.R.), Inc	376,363
3,268		Bausch & Lomb, Inc	217,159
38,653		Baxter International, Inc	1,243,080
3,825		Beckman Coulter, Inc	214,659
15,903		Becton Dickinson & Co	822,185
922		BEI Technologies, Inc	25,263
1,337		Biolase Technology, Inc	10,910
16,005		Biomet, Inc	750,314
1,074	*	Bio-Rad Laboratories, Inc (Class A)	54,881
41,663	*	Boston Scientific Corp	1,655,271
1,108	*	Bruker BioSciences Corp	3,834
782	*	Candela Corp	9,024
4,271	*	Cardiac Science, Inc	8,200
1,946	*	Cardiodynamics International Corp	8,952
3,073	*	Cepheid, Inc	26,489
272	*	Closure Medical Corp	3,873
2,484		Cognex Corp	65,081
1,923	*	Coherent, Inc	49,883
1,156		Cohu, Inc	17,086

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

789	*	Cole National Corp	$21,863
1,587	*	Conceptus, Inc	14,711
1,872	*	Conmed Corp	49,234
2,221		Cooper Cos, Inc	152,250
5,987	*	Credence Systems Corp	43,106
1,935	*	CTI Molecular Imaging, Inc	15,615
1,219	*	Cyberonics, Inc	24,941
461	*	Cyberoptics Corp	7,118
6,975	*	Cytyc Corp	168,446
717		Datascope Corp	26,744
4,934		Dentsply International, Inc	256,272
1,312	*	Depomed, Inc	6,849
1,155	*	Dionex Corp	63,179
1,111	*	DJ Orthopedics, Inc	19,609
1,781	*	DRS Technologies, Inc	66,681
18,190		Eastman Kodak Co	586,082
762		EDO Corp	21,146
3,994	*	Edwards Lifesciences Corp	133,799
1,914	*	Encore Medical Corp	9,532
1,365	*	Endocardial Solutions, Inc	15,793
767	*	ESCO Technologies, Inc	51,972
301	*	Exactech, Inc	6,155
745	*	Excel Technology, Inc	19,236
410		E-Z-Em-Inc	7,360
658	*	Faro Technologies, Inc	13,384
1,576	*	FEI Co	31,142
6,781	*	Fisher Scientific International, Inc	395,536
2,092	*	Flir Systems, Inc	122,382
1,725	*	Formfactor, Inc	33,413
2,332	*	Fossil, Inc	72,152
19,678		Guidant Corp	1,299,535
1,214	*	Haemonetics Corp	39,868
1,182	*	Hanger Orthopedic Group, Inc	5,922
528	*	Herley Industries, Inc	9,868
1,698	*	Hologic, Inc	32,720
590	*	ICU Medical, Inc	15,364
1,128	*	I-Flow Corp	16,333
739		II-VI, Inc	25,872
1,810	*	Illumina, Inc	10,697
2,148	*	Inamed Corp	102,395
2,766	*	Input/Output, Inc	28,517
1,213	*	Integra LifeSciences Holding	38,949
2,084	*	Intuitive Surgical, Inc	51,579
1,656		Invacare Corp	76,176
1,070	*	Invision Technologies, Inc	48,139
1,379	*	Ionics, Inc	37,233
458	*	Ista Pharmaceuticals, Inc	5,583
1,297	*	Itron, Inc	22,633
1,644	*	Ixia	15,980
618		Keithley Instruments, Inc	10,784
593	*	Kensey Nash Corp	15,531
12,470	*	KLA-Tencor Corp	517,256
897	*	KVH Industries, Inc	6,476
1,448	*	Kyphon, Inc	35,881
1,162	*	Laserscope	23,554
485	*	LeCroy Corp	8,104
4,732	*	Lexar Media, Inc	39,701
3,841	*	LTX Corp	20,780
665	*	Measurement Specialties, Inc	16,525
393	*	Medical Action Industries, Inc	6,535
76,275		Medtronic, Inc	3,958,673
2,724		Mentor Corp	91,744
1,458	*	Merit Medical Systems, Inc	22,030
2,600	*	Mettler-Toledo International, Inc	122,772
505	*	Micro Therapeutics, Inc	2,146
2,932	*	Millipore Corp	140,296

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,401		Mine Safety Appliances Co	$57,049
2,017	*	MKS Instruments, Inc	30,900
934	*	Molecular Devices Corp	22,014
856		Movado Group, Inc	14,552
1,114		MTS Systems Corp	23,673
2,116	*	Nanogen, Inc	8,104
2,429	*	Newport Corp	27,861
2,130		Oakley, Inc	25,347
1,425	*	Ocular Sciences, Inc	68,357
3,630	*	Orbital Sciences Corp	41,455
2,148	*	Orthologic Corp	15,122
2,524	*	Orthovita, Inc	11,295
747	*	Palomar Medical Technologies, Inc	16,374
7,552		PerkinElmer, Inc	130,062
934	*	Photon Dynamics, Inc	18,960
4,003	*	Pinnacle Systems, Inc	16,693
934	*	Possis Medical, Inc	14,626
2,147	*	RAE Systems, Inc	11,980
28,288		Raytheon Co	1,074,378
2,103	*	Resmed, Inc	100,124
2,040	*	Respironics, Inc	109,018
200	*	Retractable Technologies, Inc	908
11,848		Rockwell Automation, Inc	458,518
987	*	Rofin-Sinar Technologies, Inc	28,998
2,147		Roper Industries, Inc	123,367
592	*	Rudolph Technologies, Inc	9,910
682	*	Sirf Technology Holdings, Inc	9,705
1,836	*	Sola International, Inc	34,976
1,146	*	Sonic Innovations, Inc	5,226
1,348	*	Sonic Solutions, Inc	21,999
721	*	SonoSite, Inc	18,782
11,062	*	St. Jude Medical, Inc	832,637
4,741	*	Star Scientific, Inc	28,067
4,658	*	Steris Corp	102,197
18,084		Stryker Corp	869,479
2,415	*	Sybron Dental Specialties, Inc	71,731
269		Sypris Solutions, Inc	3,672
2,502	*	Techne Corp	95,526
5,420		Tektronix, Inc	180,215
2,116		Teleflex, Inc	89,930
12,198	*	Teradyne, Inc	163,453
10,075	*	Thermo Electron Corp	272,227
2,775	*	Thermogenesis	13,320
2,970	*	Thoratec Corp	28,571
3,007	*	Trimble Navigation Ltd	95,021
1,711	*	TriPath Imaging, Inc	13,996
467		United Industrial Corp	15,360
875	*	Urologix, Inc	5,530
8,694	*	Varian Medical Systems, Inc	300,552
1,972	*	Varian, Inc	74,680
851	*	Ventana Medical Systems, Inc	42,924
2,248	*	Viasys Healthcare, Inc	37,626
1,422	*	Viisage Technology, Inc	8,177
3,031	*	Visx, Inc	62,439
234		Vital Signs, Inc	7,483
7,605	*	Waters Corp	335,381
1,653	*	Wright Medical Group, Inc	41,523
1,207		X-Rite, Inc	17,586
220		Young Innovations, Inc	7,260
15,271	*	Zimmer Holdings, Inc	1,207,020
467	*	Zoll Medical Corp	15,593
701	*	Zygo Corp	7,101

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	23,827,727

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
19,935		AON Corp	$572,932
3,507		Brown & Brown, Inc	160,270
856	*	Clark, Inc	11,590
1,257		Crawford & Co (Class B)	8,422
5,656		Gallagher (Arthur J.) & Co	187,383
2,049		Hilb, Rogal & Hamilton Co	74,215
32,732		Marsh & McLennan Cos, Inc	1,497,816
17,079	*	Medco Health Solutions, Inc	527,741
2,076		National Financial Partners Corp	74,279
2,193	*	USI Holdings Corp	29,934

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,144,582

INSURANCE CARRIERS - 4.95%
1,366		21st Century Insurance Group	18,236
9,692		Aetna, Inc	968,522
31,830		Aflac, Inc	1,248,054
2,825		Alfa Corp	39,437
272	*	Alleghany Corp	74,229
3,214	*	Allmerica Financial Corp	86,392
43,881		Allstate Corp	2,105,849
6,938		Ambac Financial Group, Inc	554,693
1,262		American Equity Investment Life Holding Co	11,976
2,252		American Financial Group, Inc	67,312
144,063		American International Group, Inc	9,794,911
1,081	*	American Medical Security Group, Inc	34,581
579		American National Insurance Co	56,041
425	*	American Physicians Capital, Inc	13,014
1,648	*	AMERIGROUP Corp	92,700
2,399		AmerUs Group Co	98,359
8,714	*	Anthem, Inc	760,297
2,029	*	Argonaut Group, Inc	37,881
4,672		Assurant, Inc	121,472
314		Baldwin & Lyons, Inc (Class B)	7,925
4,258		Berkley (W.R.) Corp	179,517
941		Bristol West Holdings, Inc	16,129
1,397	*	Centene Corp	59,484
1,876	*	Ceres Group, Inc	10,224
12,096		Chubb Corp	850,107
8,963		Cigna Corp	624,094
9,165		Cincinnati Financial Corp	377,781
1,319	*	Citizens, Inc	7,874
1,634	*	CNA Financial Corp	39,232
801	*	CNA Surety Corp	8,491
1,584		Commerce Group, Inc	76,666
8,573	*	Conseco, Inc	151,399
2,853	*	Danielson Holdings Corp	17,375
1,515		Delphi Financial Group, Inc (Class A)	60,858
985		Direct General Corp	28,486
165		Donegal Group, Inc	3,168
78		EMC Insurance Group, Inc	1,639
1,900		Erie Indemnity Co (Class A)	96,938
615		FBL Financial Group, Inc (Class A)	16,107
10,205		Fidelity National Financial, Inc	388,811
4,463		First American Corp	137,594
499	*	FPIC Insurance Group, Inc	12,899
9,160		Genworth Financial, Inc	213,428
311		Great American Financial Resources, Inc	4,755
1,226		Harleysville Group, Inc	25,329
18,456		Hartford Financial Services Group, Inc	1,142,980
3,883		HCC Insurance Holdings, Inc	117,072
6,720	*	Health Net, Inc	166,118
783	*	HealthExtras, Inc	10,915
2,555		Horace Mann Educators Corp	44,917
10,065	*	Humana, Inc	201,099
437		Independence Holding Co	7,722

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

1,285		Infinity Property & Casualty Corp	$37,946
8,823		Jefferson-Pilot Corp	438,150
175		Kansas City Life Insurance Co	7,450
1,178		Landamerica Financial Group, Inc	53,599
3,401		Leucadia National Corp	192,667
11,011		Lincoln National Corp	517,517
9,515		Loews Corp	556,628
500	*	Markel Corp	154,200
9,162		MBIA, Inc	533,320
1,823		Mercury General Corp	96,418
25,403		MetLife, Inc	981,826
6,345		MGIC Investment Corp	422,260
389		Midland Co	10,639
645	*	Molina Healthcare, Inc	22,898
136	*	National Western Life Insurance Co (Class A)	22,154
3,708		Nationwide Financial Services, Inc (Class A)	130,188
533	*	Navigators Group, Inc	15,585
39		NYMAGIC, Inc	854
1,027		Odyssey Re Holdings Corp	22,779
3,816	*	Ohio Casualty Corp	79,869
11,239		Old Republic International Corp	281,312
5,157	*	Pacificare Health Systems, Inc	189,262
467		Penn-America Group, Inc	6,356
1,109	*	Philadelphia Consolidated Holding Corp	61,128
6,311		Phoenix Cos, Inc	65,761
195	*	Pico Holdings, Inc	3,711
1,596	*	PMA Capital Corp (Class A)	12,050
6,199		PMI Group, Inc	251,555
1,846		Presidential Life Corp	31,714
20,239		Principal Financial Group	727,997
1,534	*	ProAssurance Corp	53,721
13,837		Progressive Corp	1,172,686
4,106		Protective Life Corp	161,407
33,017		Prudential Financial, Inc	1,553,120
5,840		Radian Group, Inc	269,983
1,627		Reinsurance Group Of America, Inc	67,032
1,393		RLI Corp	52,307
8,789		Safeco Corp	401,218
467		Safety Insurance Group, Inc	10,381
1,701		Selective Insurance Group, Inc	63,277
1,431	*	Sierra Health Services, Inc	68,588
42,019		St. Paul Travelers Cos, Inc	1,389,148
1,860		Stancorp Financial Group, Inc	132,432
701		State Auto Financial Corp	20,294
1,243		Stewart Information Services Corp	48,974
7,069		Torchmark Corp	375,929
1,610		Transatlantic Holdings, Inc	87,504
580	*	Triad Guaranty, Inc	32,178
2,140		UICI	70,064
550		United Fire & Casualty Co	31,532
41,810		UnitedHealth Group, Inc	3,083,069
2,846		Unitrin, Inc	118,308
1,645	*	Universal American Financial Corp	21,270
18,818		UnumProvident Corp	295,254
2,244		Vesta Insurance Group, Inc	10,076
1,100	*	WellCare Health Plans, Inc	20,845
1,575	*	WellChoice, Inc	58,795
9,914	*	Wellpoint Health Networks, Inc	1,041,862
67		Wesco Financial Corp	23,551
662		Zenith National Insurance Corp	28,009

		TOTAL INSURANCE CARRIERS	37,981,696

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
623	*	Geo Group, Inc	$12,740

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	12,740

LEATHER AND LEATHER PRODUCTS - 0.09%
1,223		Brown Shoe Co, Inc	30,648
11,929	*	Coach, Inc	506,028
1,402		K-Swiss, Inc (Class A)	26,989
527	*	Steven Madden Ltd	9,302
1,185	*	Timberland Co (Class A)	67,308
142		Weyco Group, Inc	5,254
2,545		Wolverine World Wide, Inc	64,134

		TOTAL LEATHER AND LEATHER PRODUCTS	709,663

LEGAL SERVICES - 0.00%
1,133	*	Pre-Paid Legal Services, Inc	29,095

		TOTAL LEGAL SERVICES	29,095

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
6,458	*	Laidlaw International, Inc	106,234

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	106,234

LUMBER AND WOOD PRODUCTS - 0.12%
526		American Woodmark Corp	19,475
4,009	*	Champion Enterprises, Inc	41,253
806		Deltic Timber Corp	32,071
15,995		Georgia-Pacific Corp	575,020
3,256		Rayonier, Inc	147,301
424		Skyline Corp	16,981
1,281		Universal Forest Products, Inc	43,810

		TOTAL LUMBER AND WOOD PRODUCTS	875,911

METAL MINING - 0.32%
665	*	Cleveland-Cliffs, Inc	53,779
13,334	*	Coeur D'alene Mines Corp	63,203
9,890		Freeport-McMoRan Copper & Gold, Inc (Class A)	400,545
7,647	*	Hecla Mining Co	56,894
25,429		Newmont Mining Corp	1,157,782
6,015		Phelps Dodge Corp	553,560
2,110		Royal Gold, Inc	36,039
876		Southern Peru Copper Corp	45,254
2,962	*	Stillwater Mining Co	45,911

		TOTAL METAL MINING	2,412,967

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
1,835		Blyth, Inc	56,702
4,517		Callaway Golf Co	47,745
898	*	Daktronics, Inc	21,956
489		Escalade, Inc	6,792
9,238		Hasbro, Inc	173,674
6,564	*	Identix, Inc	43,716
1,461	*	Jakks Pacific, Inc	33,603
1,972	*	K2, Inc	28,219
1,709	*	Leapfrog Enterprises, Inc	34,607
26,704		Mattel, Inc	484,144
1,570		Nautilus Group, Inc	35,466
759	*	Oneida Ltd	1,184
506		Penn Engineering & Manufacturing Corp	9,422
883	*	RC2 Corp	29,051

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

545		Russ Berrie & Co, Inc	$10,982
1,564	*	Shuffle Master, Inc	58,587
418	*	Steinway Musical Instruments, Inc	11,370
3,093	*	Yankee Candle Co, Inc	89,573

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,176,793

MISCELLANEOUS RETAIL - 1.41%
953	*	1-800-Flowers.com, Inc (Class A)	7,910
1,069	*	AC Moore Arts & Crafts, Inc	26,436
1,733	*	Alloy, Inc	6,568
18,816	*	Amazon.com, Inc	768,822
3,080	*	Barnes & Noble, Inc	113,960
1,264	*	Big 5 Sporting Goods Corp	28,819
352		Blair Corp	9,919
233	*	Blue Nile, Inc	7,847
4,873		Borders Group, Inc	120,850
2,214		Cash America International, Inc	54,154
1,365	*	Coldwater Creek, Inc	28,488
24,984		CVS Corp	1,052,576
1,746	*	Dick's Sporting Goods, Inc	62,193
2,754	*	Drugstore.com, Inc	9,419
32,723	*	eBay, Inc	3,008,553
895	*	Friedman's, Inc (Class A)	1,844
992		Hancock Fabrics, Inc	11,884
1,332	*	Hibbett Sporting Goods, Inc	27,293
1,066	*	Jill (J.) Group, Inc	21,160
1,678		Longs Drug Stores Corp	40,608
4,427	*	Marvel Enterprises, Inc	64,457
4,425		Michaels Stores, Inc	262,004
2,011		MSC Industrial Direct Co (Class A)	68,535
19,771	*	Office Depot, Inc	297,158
6,277		Omnicare, Inc	178,016
677	*	Overstock.com, Inc	24,866
1,760	*	Party City Corp	25,995
350	*	PC Connection, Inc	2,405
1,484	*	PC Mall, Inc	22,690
2,677	*	Petco Animal Supplies, Inc	87,431
9,162		Petsmart, Inc	260,109
1,485	*	Priceline.com, Inc	32,922
27,268	*	Rite Aid Corp	95,983
729	*	Sharper Image Corp	15,637
1,337	*	Sports Authority, Inc	31,018
926		Stamps.com, Inc	12,316
31,203		Staples, Inc	930,473
9,334		Tiffany & Co	286,927
13,244	*	Toys 'R' Us, Inc	234,949
805	*	Valuevision International, Inc (Class A)	10,779
64,456		Walgreen Co	2,309,458
698		World Fuel Services Corp	24,988
3,332	*	Zale Corp	93,629

		TOTAL MISCELLANEOUS RETAIL	10,782,048

MOTION PICTURES - 1.20%
2,168	*	AMC Entertainment, Inc	41,496
1,979	*	Avid Technology, Inc	92,756
2,276		Blockbuster, Inc (Class A)	17,275
477		Carmike Cinemas, Inc	16,795
3,941	*	Hollywood Entertainment Corp	38,898
168,674	*	Liberty Media Corp (Class A)	1,470,837
4,443		Metro-Goldwyn-Mayer, Inc	51,406
1,653		Movie Gallery, Inc	28,977
2,172	*	NetFlix, Inc	33,492
623	*	Reading International, Inc	4,984
2,563		Regal Entertainment Group (Class A)	48,953

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

275,636	*	Time Warner, Inc	$4,448,765
128,984		Walt Disney Co	2,908,612

		TOTAL MOTION PICTURES	9,203,246

NONDEPOSITORY INSTITUTIONS - 2.34%
1,017	*	Accredited Home Lenders Holding Co	39,175
1,468		Advanta Corp (Class A)	33,470
4,422		American Capital Strategies Ltd	138,585
70,650		American Express Co	3,635,649
9,510	*	AmeriCredit Corp	198,569
577		Asta Funding, Inc	9,342
822		Beverly Hills Bancorp, Inc	8,590
15,209		Capital One Financial Corp	1,123,945
3,674	*	CapitalSource, Inc	82,077
2,807		CharterMac	61,726
13,370		CIT Group, Inc	499,904
1,161	*	CompuCredit Corp	21,618
35,454		Countrywide Financial Corp	1,396,533
662	*	Credit Acceptance Corp	12,538
5,370		Doral Financial Corp	222,694
755	*	Encore Capital Group, Inc	14,232
60,701		Fannie Mae	3,848,443
396	*	Federal Agricultural Mortgage Corp (Class C)	8,787
1,153	*	Financial Federal Corp	43,214
730	*	First Cash Financial Services, Inc	14,622
1,186	*	First Marblehead Corp	55,030
43,058		Freddie Mac	2,809,104
71,465		MBNA Corp	1,800,918
1,977		MCG Capital Corp	34,321
2,007	*	Metris Cos, Inc	19,628
504	*	Nelnet, Inc	11,280
1,767	*	New Century Financial Corp	106,409
18,512	*	Providian Financial Corp	287,676
27,719		SLM Corp	1,236,267
207		Student Loan Corp	29,342
200	*	United PanAm Financial Corp	3,601
1,245		Westcorp	52,937
634	*	WFS Financial, Inc	29,513
727	*	World Acceptance Corp	16,903

		TOTAL NONDEPOSITORY INSTITUTIONS	17,906,642

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
1,340		Amcol International Corp	25,621
939		Compass Minerals International, Inc	20,846
6,190		Vulcan Materials Co	315,381

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	361,848

OIL AND GAS EXTRACTION - 1.89%
15,801		Anadarko Petroleum Corp	1,048,620
20,408		Apache Corp	1,022,645
675	*	Atwood Oceanics, Inc	32,090
1,126		Berry Petroleum Co (Class A)	41,358
10,243		BJ Services Co	536,836
1,380	*	Brigham Exploration Co	12,972
24,893		Burlington Resources, Inc	1,015,634
2,046		Cabot Oil & Gas Corp (Class A)	91,865
2,378	*	Cal Dive International, Inc	84,704
2,080	*	Callon Petroleum Co	26,374
1,175	*	Cheniere Energy, Inc	23,218
15,342		Chesapeake Energy Corp	242,864
2,567	*	Cimarex Energy Co	89,691
974	*	Clayton Williams Energy, Inc	20,873
1,944	*	Comstock Resources, Inc	40,668

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

987	*	Delta Petroleum Corp	$12,870
3,402	*	Denbury Resources, Inc	86,411
15,198		Devon Energy Corp	1,079,210
3,906		Diamond Offshore Drilling, Inc	128,859
2,106	*	Edge Petroleum Corp	33,633
1,394	*	Encore Acquisition Co	48,093
2,597	*	Energy Partners Ltd	42,279
9,262		ENSCO International, Inc	302,590
7,491		EOG Resources, Inc	493,282
2,646	*	Evergreen Resources, Inc	105,972
2,849	*	Forest Oil Corp	85,812
1,663	*	FX Energy, Inc	15,034
5,303	*	Global Industries Ltd	32,773
11,591	*	Grey Wolf, Inc	56,680
4,779	*	Hanover Compressor Co	64,278
2,428	*	Harvest Natural Resources, Inc	40,305
3,060		Helmerich & Payne, Inc	87,791
1,001	*	Houston Exploration Co	59,409
2,725	b*	KCS Energy, Inc	37,905
8,228		Kerr-McGee Corp	471,053
8,123	*	Key Energy Services, Inc	89,759
4,305	*	Magnum Hunter Resources, Inc	49,680
165	*	Magnum Hunter Resources, Inc Wts 03/21/05	68
21,651		Marathon Oil Corp	893,753
2,096	*	McMoRan Exploration Co	27,311
3,152	*	Meridian Resource Corp	27,832
5,824	*	Mission Resources Corp	36,633
3,670	*	Newfield Exploration Co	224,751
5,810	*	Newpark Resources, Inc	34,860
3,547		Noble Energy, Inc	206,577
24,681		Occidental Petroleum Corp	1,380,408
1,552	*	Oceaneering International, Inc	57,176
5,867	*	Parker Drilling Co	21,532
4,388		Patina Oil & Gas Corp	129,753
10,622		Patterson-UTI Energy, Inc	202,562
1,134		Penn Virginia Corp	44,895
1,011	*	Petroleum Development Corp	44,302
7,696		Pioneer Natural Resources Co	265,358
4,803	*	Plains Exploration & Production Co	114,600
4,141		Pogo Producing Co	196,490
7,235	*	Pride International, Inc	143,181
1,836	*	Quicksilver Resources, Inc	59,982
3,937		Range Resources Corp	68,858
1,343	*	Remington Oil & Gas Corp	35,254
6,712	*	Rowan Cos, Inc	177,197
584		RPC, Inc	10,442
1,220	*	Seacor Smit, Inc	57,035
2,268	*	Southwestern Energy Co	95,233
1,626	*	Spinnaker Exploration Co	56,975
1,776		St. Mary Land & Exploration Co	70,703
1,419	*	Stone Energy Corp	62,138
3,374	*	Superior Energy Services, Inc	43,592
2,001	*	Swift Energy Co	47,944
1,746	*	Syntroleum Corp	12,257
1,388	*	Tetra Technologies, Inc	43,097
3,985		Tidewater, Inc	129,712
750	*	Todco	13,013
506	*	Transmontaigne, Inc	2,945
2,463	*	Unit Corp	86,402
16,634		Unocal Corp	715,262
6,276	*	Varco International, Inc	168,322
2,104	*	Veritas DGC, Inc	47,929
3,114		Vintage Petroleum, Inc	62,498
1,301	*	W-H Energy Services, Inc	26,996
1,106	*	Whiting Petroleum Corp	33,622
16,246		XTO Energy, Inc	527,670

		TOTAL OIL AND GAS EXTRACTION	14,461,210

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

PAPER AND ALLIED PRODUCTS - 0.73%
6,780		Bemis Co	$180,212
5,247		Boise Cascade Corp	174,620
3,228		Bowater, Inc	123,277
2,529	*	Buckeye Technologies, Inc	28,198
1,754	*	Caraustar Industries, Inc	29,415
1,213		Chesapeake Corp	29,136
1,567		Glatfelter	19,415
3,252	*	Graphic Packaging Corp	21,073
758		Greif, Inc (Class A)	31,950
30,377		International Paper Co	1,227,575
31,306		Kimberly-Clark Corp	2,022,055
3,108		Longview Fibre Co	47,397
12,772		MeadWestvaco Corp	407,427
3,674		Packaging Corp Of America	89,903
9,913	*	Pactiv Corp	230,477
2,164	*	Playtex Products, Inc	13,633
817		Pope & Talbot, Inc	14,379
1,833		Potlatch Corp	85,803
2,012		Rock-Tenn Co (Class A)	31,669
934		Schweitzer-Mauduit International, Inc	30,262
15,926	*	Smurfit-Stone Container Corp	308,487
6,307		Sonoco Products Co	166,757
3,629		Temple-Inland, Inc	243,687
2,841		Wausau-Mosinee Paper Corp	47,303

		TOTAL PAPER AND ALLIED PRODUCTS	5,604,110

PERSONAL SERVICES - 0.18%
2,656	b*	Alderwoods Group, Inc	26,108
595		Angelica Corp	14,804
7,802		Cintas Corp	327,996
1,100	*	Coinstar, Inc	25,630
1,055		G & K Services, Inc (Class A)	41,926
11,045		H & R Block, Inc	545,844
1,400		Jackson Hewitt Tax Service, Inc	28,322
2,725		Regis Corp	109,600
19,696	*	Service Corp International	122,312
1,189		Unifirst Corp	34,005
2,553	*	Weight Watchers International, Inc	99,107

		TOTAL PERSONAL SERVICES	1,375,654

PETROLEUM AND COAL PRODUCTS - 4.37%
5,016		Amerada Hess Corp	446,424
4,301		Ashland, Inc	241,200
134,150		ChevronTexaco Corp	7,195,806
42,969		ConocoPhillips	3,559,982
1,500		ElkCorp	41,640
409,998		ExxonMobil Corp	19,815,203
1,440		Frontier Oil Corp	33,998
661	*	Giant Industries, Inc	16,062
1,949	*	Headwaters, Inc	60,146
1,090		Holly Corp	27,795
3,185		Lubrizol Corp	110,201
9,027		Lyondell Chemical Co	202,746
5,279		Murphy Oil Corp	458,059
2,463	*	Premcor, Inc	94,826
4,816		Sunoco, Inc	356,288
3,969	*	Tesoro Petroleum Corp	117,205
8,116		Valero Energy Corp	650,984
1,256		WD-40 Co	35,922

		TOTAL PETROLEUM AND COAL PRODUCTS	33,464,487

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 0.59%
8,027	*	AK Steel Holding Corp	$65,500
54,760		Alcoa, Inc	1,839,388
5,080		Allegheny Technologies, Inc	92,710
9,593	*	Andrew Corp	117,418
2,728		Belden CDT, Inc	59,470
1,043	*	Brush Engineered Materials, Inc	21,601
1,419		Carpenter Technology Corp	67,743
1,184	*	Century Aluminum Co	32,832
3,358	*	CommScope, Inc	72,533
1,283		Curtiss-Wright Corp	73,426
934	*	Encore Wire Corp	12,366
7,487		Engelhard Corp	212,256
2,445	*	General Cable Corp	26,015
857		Gibraltar Steel Corp	30,989
848	*	Imco Recycling, Inc	9,667
806	*	International Steel Group, Inc	27,162
428	*	Liquidmetal Technologies, Inc	813
1,789	*	Lone Star Technologies, Inc	67,624
2,003		Matthews International Corp (Class A)	67,862
2,665	*	Maverick Tube Corp	82,109
2,118		Mueller Industries, Inc	90,968
545		NN, Inc	6,240
1,140	*	NS Group, Inc	21,090
4,903		Nucor Corp	447,987
1,652	*	Oregon Steel Mills, Inc	27,473
3,871		Precision Castparts Corp	232,454
1,022		Quanex Corp	52,408
1,129	*	RTI International Metals, Inc	21,869
1,147		Ryerson Tull, Inc	19,694
1,219		Schnitzer Steel Industries, Inc (Class A)	39,435
2,383		Steel Dynamics, Inc	92,031
624		Steel Technologies, Inc	15,985
1,490		Texas Industries, Inc	76,646
405	*	Titanium Metals Corp	9,501
2,524		Tredegar Corp	45,937
7,016		United States Steel Corp	263,942
600	*	Wheeling-Pittsburgh Corp	18,786
4,173		Worthington Industries, Inc	89,094

		TOTAL PRIMARY METAL INDUSTRIES	4,551,024

PRINTING AND PUBLISHING - 0.83%
3,948		American Greetings Corp (Class A)	99,174
1,484		Banta Corp	58,989
5,792		Belo (A.H.) Corp Series A	130,552
2,140		Bowne & Co, Inc	27,799
777	*	Consolidated Graphics, Inc	32,556
401		Courier Corp	16,714
432		CSS Industries, Inc	13,366
3,474		Dow Jones & Co, Inc	141,079
904		Ennis, Inc	19,364
3,960		EW Scripps Co	189,209
17,041		Gannett Co, Inc	1,427,354
1,957		Harland (John H.) Co	61,352
3,556		Harte-Hanks, Inc	88,936
3,571		Hollinger International, Inc	61,743
737	*	Information Holdings, Inc	20,069
1,256		Journal Communications, Inc	22,030
2,609	*	Journal Register Co	49,310
5,001		Knight Ridder, Inc	327,315
2,980		Lee Enterprises, Inc	138,093
467	*	Martha Stewart Living Omnimedia, Inc (Class A)	7,332
1,139		McClatchy Co (Class A)	80,675
11,980		McGraw-Hill Cos, Inc	954,686
1,359		Media General, Inc (Class A)	76,036
2,136		Meredith Corp	109,748
9,534		New York Times Co (Class A)	372,779
1,215	*	Playboy Enterprises, Inc (Class B)	12,199
8,211	*	Primedia, Inc	19,296
506		Pulitzer, Inc	24,996
13,781		R.R. Donnelley & Sons Co	431,621

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

5,692		Reader's Digest Association, Inc (Class A)	$83,046
1,635	*	Scholastic Corp	50,505
970		Standard Register Co	10,185
624		Thomas Nelson, Inc	12,199
15,809		Tribune Co	650,540
2,990	*	Valassis Communications, Inc	88,444
350		Washington Post Co (Class B)	322,000
2,878		Wiley (John) & Sons, Inc (Class A)	91,952

		TOTAL PRINTING AND PUBLISHING	6,323,243

RAILROAD TRANSPORTATION - 0.42%
53,122	*	ADC Telecommunications, Inc	96,151
23,297		Burlington Northern Santa Fe Corp	892,508
13,283		CSX Corp	440,996
1,160		Florida East Coast Industries	43,558
958	*	Genesee & Wyoming, Inc (Class A)	24,257
3,879	*	Kansas City Southern Industries, Inc	58,844
24,759		Norfolk Southern Corp	736,333
16,167		Union Pacific Corp	947,386

		TOTAL RAILROAD TRANSPORTATION	3,240,033

REAL ESTATE - 0.09%
238	*	Avatar Holdings, Inc	10,103
6,422		Catellus Development Corp	170,247
285		Consolidated-Tomoka Land Co	9,912
1,820		Forest City Enterprises, Inc (Class A)	100,282
1,957	*	Jones Lang LaSalle, Inc	64,601
1,046		LNR Property Corp	64,758
84	*	Orleans Homebuilders, Inc	1,892
3,245		St. Joe Co	155,014
6,680	*	Stewart Enterprises, Inc (Class A)	46,426
2,666	*	Trammell Crow Co	41,910

		TOTAL REAL ESTATE	665,145

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.23%
1,231	*	Applied Films Corp	22,170
2,119		Aptargroup, Inc	93,172
706		Bandag, Inc	30,923
3,735		Cooper Tire & Rubber Co	75,335
557	*	Deckers Outdoor Corp	18,938
9,356	*	Goodyear Tire & Rubber Co	100,483
1,692	*	Jarden Corp	61,741
2,015		Myers Industries, Inc	22,064
10,273		Nike, Inc (Class B)	809,512
467		Quixote Corp	9,004
3,328		Reebok International Ltd	122,204
1,876		Schulman (A.), Inc	41,347
5,266	*	Sealed Air Corp	244,079
943	*	Skechers U.S.A., Inc (Class A)	13,692
1,360		Spartech Corp	34,136
639	*	Trex Co, Inc	28,295
3,245		Tupperware Corp	55,100

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	1,782,195

SECURITY AND COMMODITY BROKERS - 1.92%
4,920		A.G. Edwards, Inc	170,330
1,665	*	Affiliated Managers Group, Inc	89,144
14,273	*	Ameritrade Holding Corp	171,419
6,640		Bear Stearns Cos, Inc	638,569

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

500		BKF Capital Group, Inc	$14,650
1,234		Blackrock, Inc	90,687
62,793		Charles Schwab Corp	577,077
2,055		Chicago Mercantile Exchange	331,472
22,038	*	E*Trade Financial Corp	251,674
4,280		Eaton Vance Corp	172,869
4,898		Federated Investors, Inc (Class B)	139,299
10,091		Franklin Resources, Inc	562,674
330		Gabelli Asset Management, Inc (Class A)	14,141
20,672		Goldman Sachs Group, Inc	1,927,457
312		Greenhill & Co, Inc	7,363
8,314	*	Instinet Group, Inc	41,819
2,555	*	Investment Technology Group, Inc	39,092
4,251		Investors Financial Services Corp	191,848
14,816		Janus Capital Group, Inc	201,646
3,159		Jefferies Group, Inc	108,891
7,218	*	Knight Trading Group, Inc	66,622
4,052	*	LaBranche & Co, Inc	34,239
6,190		Legg Mason, Inc	329,741
17,524		Lehman Brothers Holdings, Inc	1,397,013
59,970		Merrill Lynch & Co, Inc	2,981,708
69,143		Morgan Stanley	3,408,750
1,189		Nuveen Investments, Inc	35,194
1,234	*	Piper Jaffray Cos	48,854
3,561		Raymond James Financial, Inc	85,891
506		Sanders Morris Harris Group, Inc	6,102
4,255		SEI Investments Co	143,308
278	*	Stifel Financial Corp	5,449
607		SWS Group, Inc	9,761
6,732		T Rowe Price Group, Inc	342,928
39		Value Line, Inc	1,443
5,018		Waddell & Reed Financial, Inc (Class A)	110,396

		TOTAL SECURITY AND COMMODITY BROKERS	14,749,520

SOCIAL SERVICES - 0.01%
821	*	Bright Horizons Family Solutions, Inc	44,572
1,084	*	Res-Care, Inc	12,845

		TOTAL SOCIAL SERVICES	57,417

SPECIAL TRADE CONTRACTORS - 0.03%
767		Chemed Corp	42,753
2,392	*	Comfort Systems U.S.A., Inc	15,787
3,227	*	Dycom Industries, Inc	91,615
942	*	EMCOR Group, Inc	35,438
2,063	*	Integrated Electrical Services, Inc	9,923
613	*	Layne Christensen Co	9,238
4,710	*	Matrix Service Co	24,115
4,482	*	Quanta Services, Inc	27,116

		TOTAL SPECIAL TRADE CONTRACTORS	255,985

STONE, CLAY, AND GLASS PRODUCTS - 0.20%
333		Ameron International Corp	10,956
612		Anchor Glass Container Corp	5,025
1,799		Apogee Enterprises, Inc	23,261
1,543	*	Cabot Microelectronics Corp	55,969
734		CARBO Ceramics, Inc	52,951
86,253	*	Corning, Inc	955,683
718		Eagle Materials, Inc	51,193
491		Eagle Materials, Inc (Class B)	33,879
1,976		Florida Rock Industries, Inc	96,804
2,035		Lafarge North America, Inc	95,421
799		Libbey, Inc	14,941
6,675	*	Owens-Illinois, Inc	106,800
1,855	b*	USG Corp	33,817

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,536,700

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

TOBACCO PRODUCTS - 0.95%
128,494		Altria Group, Inc	$6,044,358
3,603		Loews Corp (Carolina Group)	87,805
9,503		Reynolds American, Inc	646,584
1,562		Universal Corp (Virginia)	69,728
10,507		UST, Inc	423,012
1,527		Vector Group Ltd	22,951

		TOTAL TOBACCO PRODUCTS	7,294,438

TRANSPORTATION BY AIR - 0.38%
5,257	*	Airtran Holdings, Inc	52,360
1,668	*	Alaska Air Group, Inc	41,333
2,185	*	America West Holdings Corp (Class B)	11,799
10,465	*	AMR Corp	76,708
4,183	*	Continental Airlines, Inc (Class B)	35,639
6,229	*	Delta Air Lines, Inc	20,493
2,330	*	ExpressJet Holdings, Inc	23,323
18,681		FedEx Corp	1,600,860
2,820	*	FLYi, Inc	11,026
1,338	*	Forward Air Corp	53,547
3,154	*	Frontier Airlines, Inc	24,223
5,518	*	JetBlue Airways Corp	115,437
1,973	*	Mesa Air Group, Inc	10,062
4,651	*	Northwest Airlines Corp	38,185
1,256	*	Offshore Logistics, Inc	43,232
1,207	*	Pinnacle Airlines Corp	12,191
3,391		Skywest, Inc	51,035
49,777		Southwest Airlines Co	677,963

		TOTAL TRANSPORTATION BY AIR	2,899,416

TRANSPORTATION EQUIPMENT - 2.62%
1,712	*	AAR Corp	21,314
891	*	Aftermarket Technology Corp	11,209
2,421		American Axle & Manufacturing Holdings, Inc	70,838
1,273		Arctic Cat, Inc	33,034
3,919		ArvinMeritor, Inc	73,481
5,844		Autoliv, Inc	236,098
2,303	*	BE Aerospace, Inc	20,957
53,103		Boeing Co	2,741,177
5,706		Brunswick Corp	261,107
1,584		Clarcor, Inc	75,509
646		Coachmen Industries, Inc	10,194
24		Curtiss-Wright Corp (Class B)	1,298
9,190		Dana Corp	162,571
30,481		Delphi Corp	283,168
258	*	Ducommun, Inc	5,766
3,052		Federal Signal Corp	56,706
3,337	*	Fleetwood Enterprises, Inc	50,656
110,741		Ford Motor Co	1,555,924
2,462	*	GenCorp, Inc	33,360
12,608		General Dynamics Corp	1,287,277
28,964		General Motors Corp	1,230,433
5,002		Gentex Corp	175,720
11,137		Genuine Parts Co	427,438
7,349		Goodrich Corp	230,465
272		Greenbrier Cos, Inc	6,528
18,487		Harley-Davidson, Inc	1,098,867
2,347	*	Hayes Lemmerz International, Inc	23,846
1,365		Heico Corp	24,133
54,149		Honeywell International, Inc	1,941,783
1,160		Kaman Corp (Class A)	13,850

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

23,428		Lockheed Martin Corp	$1,306,814
264		Marine Products Corp	4,752
1,476		Monaco Coach Corp	31,955
3,923	*	Navistar International Corp	145,896
395		Noble International Ltd	7,217
22,723		Northrop Grumman Corp	1,211,818
2,193		Oshkosh Truck Corp	125,133
11,179		Paccar, Inc	772,692
2,712		Polaris Industries, Inc	151,384
387	*	Sequa Corp (Class A)	20,205
1,129	*	Sports Resorts International, Inc	4,217
1,867		Standard Motor Products, Inc	28,210
130	*	Strattec Security Corp	8,094
1,395		Superior Industries International, Inc	41,780
2,497	*	Teledyne Technologies, Inc	62,525
2,946	*	Tenneco Automotive, Inc	38,593
7,324		Textron, Inc	470,713
2,268		Thor Industries, Inc	60,034
2,281		Trinity Industries, Inc	71,099
1,078	*	Triumph Group, Inc	36,469
1,092	*	TRW Automotive Holdings Corp	20,584
2,679	*	United Defense Industries, Inc	107,133
32,163		United Technologies Corp	3,003,381
8,083		Visteon Corp	64,591
1,736	*	Wabash National Corp	47,688
2,471		Westinghouse Air Brake Technologies Corp	46,183
1,615		Winnebago Industries, Inc	55,944

		TOTAL TRANSPORTATION EQUIPMENT	20,109,811

TRANSPORTATION SERVICES - 0.14%
350		Ambassadors Group, Inc	9,450
5,539		C.H. Robinson Worldwide, Inc	256,954
2,224	*	EGL, Inc	67,298
6,787		Expeditors International Of Washington, Inc	350,888
3,066		GATX Corp	81,740
362	*	HUB Group, Inc	13,485
875	*	Navigant International, Inc	14,289
761	*	Orbitz, Inc (Class A)	20,699
1,720	*	Pacer International, Inc	28,208
2,127	*	RailAmerica, Inc	23,503
8,756		Sabre Holdings Corp	214,809

		TOTAL TRANSPORTATION SERVICES	1,081,323

TRUCKING AND WAREHOUSING - 0.48%
1,351		Arkansas Best Corp	49,474
2,997		CNF, Inc	122,847
389	*	Covenant Transport, Inc (Class A)	7,515
3,235		Heartland Express, Inc	59,686
3,418		Hunt (J.B.) Transport Services, Inc	126,945
1,856	*	Landstar System, Inc	108,910
569	*	Marten Transport Ltd	9,940
975	*	Old Dominion Freight Line	28,090
1,742		Overnite Corp	54,751
201	*	P.A.M. Transportation Services	3,851
3,400	*	Quality Distribution, Inc	20,774
925	*	SCS Transportation, Inc	17,520
920	*	Sirva, Inc	21,068
3,114	*	Swift Transportation Co, Inc	52,377
277	*	U.S. Xpress Enterprises, Inc (Class A)	5,136
36,052		United Parcel Service, Inc (Class B)	2,737,068
1,723		USF Corp	61,838
3,015		Werner Enterprises, Inc	58,220
2,987	*	Yellow Roadway Corp	140,060

		TOTAL TRUCKING AND WAREHOUSING	3,686,070

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

WATER TRANSPORTATION - 0.03%
2,502		Alexander & Baldwin, Inc	$84,918
874	*	Gulfmark Offshore, Inc	14,272
1,349	*	Kirby Corp	54,162
1,674		Overseas Shipholding Group, Inc	83,097
319	*	Seabulk International, Inc	3,302

		TOTAL WATER TRANSPORTATION	239,751

WHOLESALE TRADE-DURABLE GOODS - 1.79%
270	*	1-800 Contacts, Inc	4,107
972		Action Performance Cos, Inc	9,846
5,341	*	Adesa, Inc	87,753
1,770		Agilysys, Inc	30,603
3,405	*	Alliance Imaging, Inc	25,435
1,696		Anixter International, Inc	59,513
1,103		Applied Industrial Technologies, Inc	39,421
6,873	*	Arrow Electronics, Inc	155,192
778	*	Audiovox Corp (Class A)	13,102
2,121	*	Aviall, Inc	43,268
7,454	*	Avnet, Inc	127,612
929		Barnes Group, Inc	25,520
934	*	BioVeris Corp	5,800
3,524		BorgWarner, Inc	152,554
1,201	*	Brightpoint, Inc	20,657
1,979		Carlisle Cos, Inc	126,517
4,189		CDW Corp	243,088
1,117	*	Compucom Systems, Inc	5,116
553	*	Department 56, Inc	9,014
1,334	*	Digi International, Inc	15,248
1,365	*	Global Imaging Systems, Inc	42,424
1,284		Handleman Co	26,271
3,736		Hughes Supply, Inc	112,342
8,085		IKON Office Solutions, Inc	97,182
978	*	Imagistics International, Inc	32,861
7,217	*	Ingram Micro, Inc (Class A)	116,194
3,329	*	Insight Enterprises, Inc	56,060
548	*	Insurance Auto Auctions, Inc	9,398
490	*	INTAC International	3,935
186,095		Johnson & Johnson	10,482,748
945	*	Keystone Automotive Industries, Inc	20,790
2,278	*	Knight Transportation, Inc	48,795
197		Lawson Products, Inc	8,071
907	*	LKQ Corp	16,571
3,107		Martin Marietta Materials, Inc	140,654
1,583	*	Merge Technologies, Inc	27,323
1,095	*	Metal Management, Inc	19,907
1,197	*	Microtek Medical Holdings, Inc	3,783
1,301	*	Navarre Corp	18,851
2,268		Owens & Minor, Inc	57,607
3,946	*	Patterson Cos, Inc	302,106
3,592		Pep Boys-Manny Moe & Jack	50,288
5,196	*	PSS World Medical, Inc	52,168
1,754		Reliance Steel & Aluminum Co	69,634
8,753	*	Safeguard Scientifics, Inc	16,368
780	*	Scansource, Inc	49,764
3,318		SCP Pool Corp	88,723
1,317	*	TBC Corp	29,422
3,500	*	Tech Data Corp	134,925
4,773		W.W. Grainger, Inc	275,163
1,385		Watsco, Inc	41,592
1,428	*	WESCO International, Inc	34,629
2,943	*	Zoran Corp	46,264

		TOTAL WHOLESALE TRADE-DURABLE GOODS	13,732,179

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES/PRINCIPAL			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.65%
2,658		Acuity Brands, Inc	$63,181
622		Advanced Marketing Services, Inc	6,711
4,128		Airgas, Inc	99,361
1,224	*	Allscripts Healthcare Solutions, Inc	11,016
7,019		AmerisourceBergen Corp	376,990
3,657		Brown-Forman Corp (Class B)	167,491
26,888		Cardinal Health, Inc	1,176,931
763	*	Central European Distribution Corp	17,045
2,534	*	Chiquita Brands International, Inc	44,117
5,301		DIMON, Inc	31,223
2,577	*	Endo Pharmaceuticals Holdings, Inc	47,314
1,361		Getty Realty Corp	35,685
1,315	*	Hain Celestial Group, Inc	23,249
2,621	*	Henry Schein, Inc	163,315
519		Kenneth Cole Productions, Inc (Class A)	14,605
156	*	Maui Land & Pineapple Co	4,937
18,387		McKesson Corp	471,627
2,042	*	Men's Wearhouse, Inc	59,320
1,255	*	Metals USA, Inc	22,264
766		Nash Finch Co	24,091
3,269		Nu Skin Enterprises, Inc (Class A)	76,854
392	*	Nuco2, Inc	7,632
3,091	*	Performance Food Group Co	73,257
3,855		Perrigo Co	79,220
1,045	*	Perry Ellis International, Inc	23,502
2,124	*	Priority Healthcare Corp (Class B)	42,799
272	*	Provide Commerce, Inc	5,682
1,778		Russell Corp	29,942
1,164	*	School Specialty, Inc	45,873
777	*	Smart & Final, Inc	13,023
506		Standard Commercial Corp	7,970
2,335		Stride Rite Corp	23,934
8,297		Supervalu, Inc	228,582
39,986		Sysco Corp	1,196,381
1,935	*	Tractor Supply Co	60,836
2,754	*	United Natural Foods, Inc	73,256
2,196	*	United Stationers, Inc	95,306
1,351		Valhi, Inc	20,306

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,964,828

		TOTAL COMMON STOCK
		(Cost $621,623,700)	762,537,980

		SHORT TERM INVESTMENTS - 0.55%
.		US. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.55%
$4,220,000		Federal Farm Credit Bank (FFCB) 1.230%, 10/01/04	4,219,807

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	4,219,807

		TOTAL SHORT TERM INVESTMENTS
		(Cost $4,219,807)	4,219,807

		TOTAL PORTFOLIO - 100.01%
		(Cost $625,847,279)	766,762,366
		OTHER ASSETS & LIABILITIES, NET - (0.01%)	(55,483)

		NET ASSETS - 100.00%	$766,706,883

	*	Non-income producing
	b	In bankruptcy
	d	All or portion of these securities have been segregated by the custodian to cover margin or
		other requirements on open futures contracts.
	f	Restricted Securities - Investment in securities not registered under the Securities Act of 1933 or
		not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted
		to $512,707 or 0.07% of net assets.
	v	Security valued at fair value.

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $628,867,307. Net unrealized appreciation of portfolio investments aggregated $137,895,059 of which
		$152,885,024 related to appreciated portfolio investments and $14,989,965 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment
		limitations on industry concentration.

TIAA-CREF Institutional Mutual Funds - S&P 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
S & P 500 INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

COMMON STOCK - 99.86%
AMUSEMENT AND RECREATION SERVICES - 0.05%
2,300		Harrah's Entertainment, Inc	$121,854

		TOTAL AMUSEMENT AND RECREATION SERVICES	121,854

APPAREL AND ACCESSORY STORES - 0.41%
18,800		Gap, Inc	351,560
9,800		Limited Brands, Inc	218,442
3,000		Nordstrom, Inc	114,720
9,900		TJX Cos, Inc	218,196

		TOTAL APPAREL AND ACCESSORY STORES	902,918

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
2,700		Jones Apparel Group, Inc	96,660
2,400		Liz Claiborne, Inc	90,528
2,300		VF Corp	113,735

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	300,923

AUTO REPAIR, SERVICES AND PARKING - 0.03%
1,500		Ryder System, Inc	70,560

		TOTAL AUTO REPAIR, SERVICES AND PARKING	70,560

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
5,400	*	Autonation, Inc	92,232
1,700	*	Autozone, Inc	131,325

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	223,557

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.23%
45,700		Home Depot, Inc	1,791,440
2,400		Louisiana-Pacific Corp	62,280
16,200		Lowe's Cos	880,470

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,734,190

BUSINESS SERVICES - 6.51%
4,900		Adobe Systems, Inc	242,403
2,700	*	Affiliated Computer Services, Inc (Class A)	150,309
2,400		Autodesk, Inc	116,712
12,200		Automatic Data Processing, Inc	504,104
4,600	*	BMC Software, Inc	72,726
21,900		Cendant Corp	473,040
3,166	*	Citrix Systems, Inc	55,468
12,100		Computer Associates International, Inc	318,230
3,900	*	Computer Sciences Corp	183,690
7,819	*	Compuware Corp	40,268
3,400	*	Convergys Corp	45,662
1,200		Deluxe Corp	49,224
6,300	*	Electronic Arts, Inc	289,737
10,600		Electronic Data Systems Corp	205,534
2,900		Equifax, Inc	76,444
17,808		First Data Corp	774,648

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

3,900	*	Fiserv, Inc	$135,954
4,657		IMS Health, Inc	111,395
8,800	*	Interpublic Group Of Cos, Inc	93,192
4,000	*	Intuit, Inc	181,600
2,000	*	Mercury Interactive Corp	69,760
226,491	d	Microsoft Corp	6,262,476
2,600	*	Monster Worldwide, Inc	64,064
2,000	*	NCR Corp	99,180
8,200	*	Novell, Inc	51,742
3,900		Omnicom Group, Inc	284,934
107,710	*	Oracle Corp	1,214,969
7,200	*	Parametric Technology Corp	38,016
7,600	*	Peoplesoft, Inc	150,860
3,500		Robert Half International, Inc	90,195
9,653	*	Siebel Systems, Inc	72,784
69,200	*	Sun Microsystems, Inc	279,568
6,000	*	SunGard Data Systems, Inc	142,620
6,511	*	Symantec Corp	357,324
7,000	*	Unisys Corp	72,240
9,000	*	Veritas Software Corp	160,200
28,300	*	Yahoo!, Inc	959,653

		TOTAL BUSINESS SERVICES	14,490,925

CHEMICALS AND ALLIED PRODUCTS - 10.70%
32,500		Abbott Laboratories	1,376,700
4,700		Air Products & Chemicals, Inc	255,586
1,900		Alberto-Culver Co	82,612
2,700		Allergan, Inc	195,885
26,300	*	Amgen, Inc	1,490,684
2,300		Avery Dennison Corp	151,294
10,000		Avon Products, Inc	436,800
7,065	*	Biogen Idec, Inc	432,166
40,500		Bristol-Myers Squibb Co	958,635
3,938	*	Chiron Corp	174,060
4,500		Clorox Co	239,850
11,200		Colgate-Palmolive Co	506,016
19,500		Dow Chemical Co	881,010
20,700		Du Pont (E.I.) de Nemours & Co	885,960
1,700		Eastman Chemical Co	80,835
5,300		Ecolab, Inc	166,632
7,700	*	Forest Laboratories, Inc	346,346
4,700	*	Genzyme Corp	255,727
9,000	*	Gilead Sciences, Inc	336,420
20,800		Gillette Co	868,192
1,100		Great Lakes Chemical Corp	28,160
3,200	*	Hospira, Inc	97,920
1,900		International Flavors & Fragrances, Inc	72,580
4,900	*	King Pharmaceuticals, Inc	58,506
23,500		Lilly (Eli) & Co	1,411,175
5,200	*	MedImmune, Inc	123,240
46,200		Merck & Co, Inc	1,524,600
5,500		Mylan Laboratories, Inc	99,000
157,220	d	Pfizer, Inc	4,810,932
3,600		PPG Industries, Inc	220,608
6,700		Praxair, Inc	286,358
52,900		Procter & Gamble Co	2,862,948
4,600		Rohm & Haas Co	197,662
30,600		Schering-Plough Corp	583,236
3,000		Sherwin-Williams Co	131,880
1,500		Sigma-Aldrich Corp	87,000
2,300	*	Watson Pharmaceuticals, Inc	67,758
27,700		Wyeth	1,035,980

		TOTAL CHEMICALS AND ALLIED PRODUCTS	23,820,953

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

COMMUNICATIONS - 5.14%
6,400		Alltel Corp	$351,424
16,500		AT&T Corp	236,280
56,800	*	AT&T Wireless Services, Inc	839,504
9,500	*	Avaya, Inc	132,430
38,100		BellSouth Corp	1,033,272
2,900		CenturyTel, Inc	99,296
12,300		Clear Channel Communications, Inc	383,391
40,216	*	Comcast Corp (Class A)	1,135,700
6,450	*	Comcast Corp (Special Class A)	180,084
89,700	*	Lucent Technologies, Inc	284,349
23,100	*	Nextel Communications, Inc (Class A)	550,704
37,800	*	Qwest Communications International, Inc	125,874
69,000		SBC Communications, Inc	1,790,550
30,250		Sprint Corp	608,933
6,700	*	Univision Communications, Inc (Class A)	211,787
57,600		Verizon Communications, Inc	2,268,288
36,100		Viacom, Inc (Class B)	1,211,516

		TOTAL COMMUNICATIONS	11,443,382

DEPOSITORY INSTITUTIONS - 10.11%
7,300		AmSouth Bancorp	178,120
84,704		Bank Of America Corp	3,670,224
16,200		Bank Of New York Co, Inc	472,554
11,600		BB&T Corp	460,404
107,900		Citigroup, Inc	4,760,548
3,500		Comerica, Inc	207,725
11,830		Fifth Third Bancorp	582,273
2,600		First Horizon National Corp	112,736
3,200		Golden West Financial Corp	355,040
4,600		Huntington Bancshares, Inc	114,586
74,136		JPMorgan Chase & Co	2,945,423
8,400		KeyCorp	265,440
2,500		M & T Bank Corp	239,250
4,600		Marshall & Ilsley Corp	185,380
8,800		Mellon Financial Corp	243,672
13,822		National City Corp	533,806
6,500		North Fork Bancorp, Inc	288,925
4,540		Northern Trust Corp	185,232
5,900		PNC Financial Services Group, Inc	319,190
9,621		Regions Financial Corp	318,070
6,976		SouthTrust Corp	290,620
7,100		Sovereign Bancorp, Inc	154,922
7,000		State Street Corp	298,970
7,400		SunTrust Banks, Inc	521,034
6,400		Synovus Financial Corp	167,360
39,100		U.S. Bancorp	1,129,990
27,200		Wachovia Corp	1,277,040
35,100		Wells Fargo & Co	2,093,013
1,900		Zions Bancorp	115,976

		TOTAL DEPOSITORY INSTITUTIONS	22,487,523

EATING AND DRINKING PLACES - 0.51%
3,500		Darden Restaurants, Inc	81,620
26,100		McDonald's Corp	731,583
2,300		Wendy's International, Inc	77,280
6,000		Yum! Brands, Inc	243,960

		TOTAL EATING AND DRINKING PLACES	1,134,443

EDUCATIONAL SERVICES - 0.14%
4,100	*	Apollo Group, Inc (Class A)	300,817

		TOTAL EDUCATIONAL SERVICES	300,817

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 3.22%
13,500	*	AES Corp	$134,865
3,100	*	Allegheny Energy, Inc	49,476
6,900	*	Allied Waste Industries, Inc	61,065
4,100		Ameren Corp	189,215
8,200		American Electric Power Co, Inc	262,072
9,600	*	Calpine Corp	27,840
6,200		Centerpoint Energy, Inc	64,232
3,700		Cinergy Corp	146,520
6,900		Citizens Communications Co	92,391
3,200	*	CMS Energy Corp	30,464
5,100		Consolidated Edison, Inc	214,404
3,600		Constellation Energy Group, Inc	143,424
6,900		Dominion Resources, Inc	450,225
3,800		DTE Energy Co	160,322
19,500		Duke Energy Corp	446,355
8,700	*	Dynegy, Inc (Class A)	43,413
6,700		Edison International	177,617
13,300		El Paso Corp	122,227
4,700		Entergy Corp	284,867
13,700		Exelon Corp	502,653
6,800		FirstEnergy Corp	279,344
3,900		FPL Group, Inc	266,448
3,400		KeySpan Corp	133,280
2,600		Kinder Morgan, Inc	163,332
1,000		Nicor, Inc	36,700
5,200		NiSource, Inc	109,252
800		Peoples Energy Corp	33,344
8,400	*	PG&E Corp	255,360
1,900		Pinnacle West Capital Corp	78,850
3,900		PPL Corp	184,002
5,100		Progress Energy, Inc	215,934
4,900		Public Service Enterprise Group, Inc	208,740
4,800		Sempra Energy	173,712
15,500		Southern Co	464,690
3,800		TECO Energy, Inc	51,414
6,100		TXU Corp	292,312
12,200		Waste Management, Inc	333,548
10,800		Williams Cos, Inc	130,680
8,300		Xcel Energy, Inc	143,756

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,158,345

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 7.50%
7,600	*	Advanced Micro Devices, Inc	98,800
7,600	*	Altera Corp	148,732
4,200		American Power Conversion Corp	73,038
7,900		Analog Devices, Inc	306,362
8,400	*	Applied Micro Circuits Corp	26,292
6,700	*	Broadcom Corp (Class A)	182,843
13,300	*	CIENA Corp	26,334
4,000	*	Comverse Technology, Inc	75,320
1,900		Cooper Industries Ltd (Class A)	112,100
8,700		Emerson Electric Co	538,443
219,900	d	General Electric Co	7,384,242
133,600		Intel Corp	2,680,016
4,100	*	Jabil Circuit, Inc	94,300
30,000	*	JDS Uniphase Corp	101,100
6,400		Linear Technology Corp	231,936
8,600	*	LSI Logic Corp	37,066
6,700		Maxim Integrated Products, Inc	283,343
1,900		Maytag Corp	34,903
12,700	*	Micron Technology, Inc	152,781
3,923		Molex, Inc	116,984
49,200		Motorola, Inc	887,568
7,400		National Semiconductor Corp	114,626

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

3,000	*	Novellus Systems, Inc	$79,770
3,200	*	Nvidia Corp	46,464
4,100	*	PMC-Sierra, Inc	36,121
2,600	*	Power-One, Inc	16,848
2,079	*	QLogic Corp	61,559
33,900		Qualcomm, Inc	1,323,456
3,700		Rockwell Collins, Inc	137,418
10,600	*	Sanmina-SCI Corp	74,730
3,100		Scientific-Atlanta, Inc	80,352
8,600	*	Tellabs, Inc	79,034
36,000		Texas Instruments, Inc	766,080
1,500		Whirlpool Corp	90,135
7,215		Xilinx, Inc	194,805

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	16,693,901

ENGINEERING AND MANAGEMENT SERVICES - 0.56%
1,800		Fluor Corp	80,136
9,100		Halliburton Co	306,579
5,500		Monsanto Co	200,310
3,100		Moody's Corp	227,075
7,900		Paychex, Inc	238,185
2,200		Quest Diagnostics, Inc	194,084

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,246,369

FABRICATED METAL PRODUCTS - 0.76%
2,400		Ball Corp	89,832
1,500		Crane Co	43,380
6,400		Danaher Corp	328,192
3,000		Fortune Brands, Inc	222,270
6,300		Illinois Tool Works, Inc	586,971
9,000		Masco Corp	310,770
1,500		Snap-On, Inc	41,340
1,800		Stanley Works	76,554

		TOTAL FABRICATED METAL PRODUCTS	1,699,309

FOOD AND KINDRED PRODUCTS - 3.48%
16,800		Anheuser-Busch Cos, Inc	839,160
13,500		Archer Daniels Midland Co	229,230
8,600		Campbell Soup Co	226,094
50,500		Coca-Cola Co	2,022,525
9,700		Coca-Cola Enterprises, Inc	183,330
11,000		Conagra Foods, Inc	282,810
800		Coors (Adolph) Co (Class B)	54,336
7,900		General Mills, Inc	354,710
7,400		H.J. Heinz Co	266,548
2,900	*	Hercules, Inc	41,325
5,200		Hershey Foods Corp	242,892
8,600		Kellogg Co	366,876
3,000		McCormick & Co, Inc (Non-Vote)	103,020
5,300		Pepsi Bottling Group, Inc	143,895
35,200		PepsiCo, Inc	1,712,480
16,500		Sara Lee Corp	377,190
4,700		Wrigley (Wm.) Jr Co	297,557

		TOTAL FOOD AND KINDRED PRODUCTS	7,743,978

FOOD STORES - 0.44%
7,500		Albertson's, Inc	179,475
15,300	*	Kroger Co	237,456
9,300	*	Safeway, Inc	179,583
8,238	*	Starbucks Corp	374,499
2,500	*	Winn-Dixie Stores, Inc	7,725

		TOTAL FOOD STORES	978,738

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

FORESTRY - 0.15%
4,900		Weyerhaeuser Co	$325,752

		TOTAL FORESTRY	325,752

FURNITURE AND FIXTURES - 0.20%
3,900		Johnson Controls, Inc	221,559
4,000		Leggett & Platt, Inc	112,400
5,600	f	Newell Rubbermaid, Inc	112,224

		TOTAL FURNITURE AND FIXTURES	446,183

FURNITURE AND HOMEFURNISHINGS STORES - 0.34%
6,200	*	Bed Bath & Beyond, Inc	230,082
6,800		Best Buy Co, Inc	368,832
4,200		Circuit City Stores, Inc (Circuit City Group)	64,428
3,300		RadioShack Corp	94,512

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	757,854

GENERAL BUILDING CONTRACTORS - 0.17%
2,600		Centex Corp	131,196
1,000		KB Home	84,490
2,700		Pulte Homes, Inc	165,699

		TOTAL GENERAL BUILDING CONTRACTORS	381,385

GENERAL MERCHANDISE STORES - 3.28%
2,700	*	Big Lots, Inc	33,021
9,580		Costco Wholesale Corp	398,145
2,000		Dillard's, Inc (Class A)	39,480
6,800		Dollar General Corp	137,020
3,600		Family Dollar Stores, Inc	97,560
3,600		Federated Department Stores, Inc	163,548
6,000		J.C. Penney Co, Inc	211,680
7,100	*	Kohl's Corp	342,149
6,100		May Department Stores Co	156,343
4,400		Sears Roebuck & Co	175,340
18,800		Target Corp	850,700
88,300		Wal-Mart Stores, Inc	4,697,560

		TOTAL GENERAL MERCHANDISE STORES	7,302,546

HEALTH SERVICES - 0.48%
9,700	*	Caremark Rx, Inc	311,079
1,700	*	Express Scripts, Inc	111,078
9,900		HCA, Inc	377,685
5,100		Health Management Associates, Inc (Class A)	104,193
2,100		Manor Care, Inc	62,916
9,700	*	Tenet Healthcare Corp	104,663

		TOTAL HEALTH SERVICES	1,071,614

HOLDING AND OTHER INVESTMENT OFFICES - 3.26%
2,100		Apartment Investment & Management Co (Class A)	73,038
8,300		Equity Office Properties Trust	226,175
5,800		Equity Residential	179,800
3,700		Plum Creek Timber Co, Inc	129,611
3,700		Prologis	130,388
4,300		Simon Property Group, Inc	230,609
50,000		SPDR Trust Series 1	5,588,000
18,100		Washington Mutual, Inc	707,348

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,264,969

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES - 0.27%
8,000		Hilton Hotels Corp	$150,720
4,700		Marriott International, Inc (Class A)	244,212
4,300		Starwood Hotels & Resorts Worldwide, Inc	199,606

		TOTAL HOTELS AND OTHER LODGING PLACES	594,538

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.40%
16,300		3M Co	1,303,511
4,400	*	American Standard Cos, Inc	171,204
8,000	*	Apple Computer, Inc	310,000
35,300	*	Applied Materials, Inc	582,097
6,900		Baker Hughes, Inc	301,668
1,600		Black & Decker Corp	123,904
7,100		Caterpillar, Inc	571,195
140,800	*	Cisco Systems, Inc	2,548,480
1,000		Cummins, Inc	73,890
5,100		Deere & Co	329,205
52,000	*	Dell, Inc	1,851,200
4,200		Dover Corp	163,254
3,100		Eaton Corp	196,571
50,000	*	EMC Corp	577,000
6,600	*	Gateway, Inc	32,670
62,900		Hewlett-Packard Co	1,179,375
3,600		Ingersoll-Rand Co (Class A)	244,692
34,900		International Business Machines Corp	2,992,326
7,100		International Game Technology	255,245
1,900		ITT Industries, Inc	151,981
2,700	*	Lexmark International, Inc	226,827
7,400	*	Network Appliance, Inc	170,200
2,700		Pall Corp	66,096
2,400		Parker Hannifin Corp	141,264
4,700		Pitney Bowes, Inc	207,270
20,000	*	Solectron Corp	99,000
4,800		Symbol Technologies, Inc	60,672
41,800		Tyco International Ltd	1,281,588
17,400	*	Xerox Corp	244,992

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	16,457,377

INSTRUMENTS AND RELATED PRODUCTS - 2.85%
10,100	*	Agilent Technologies, Inc	217,857
4,200		Applera Corp (Applied Biosystems Group)	79,254
2,100		Bard (C.R.), Inc	118,923
1,200		Bausch & Lomb, Inc	79,740
12,800		Baxter International, Inc	411,648
5,200		Becton Dickinson & Co	268,840
5,300		Biomet, Inc	248,464
17,500	*	Boston Scientific Corp	695,275
5,900		Eastman Kodak Co	190,098
2,400	*	Fisher Scientific International, Inc	139,992
6,500		Guidant Corp	429,260
4,000	*	KLA-Tencor Corp	165,920
25,100		Medtronic, Inc	1,302,690
1,100	*	Millipore Corp	52,635
3,100		PerkinElmer, Inc	53,382
9,300		Raytheon Co	353,214
3,800		Rockwell Automation, Inc	147,060
3,600	*	St. Jude Medical, Inc	270,972
8,300		Stryker Corp	399,064
1,900		Tektronix, Inc	63,175
4,000	*	Teradyne, Inc	53,600
3,400	*	Thermo Electron Corp	91,868
2,500	*	Waters Corp	110,250
5,100	*	Zimmer Holdings, Inc	403,104

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,346,285

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.38%
6,500		AON Corp	$186,810
10,800		Marsh & McLennan Cos, Inc	494,208
5,608	*	Medco Health Solutions, Inc	173,287

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	854,305

INSURANCE CARRIERS - 5.31%
5,900		ACE Ltd	236,354
3,200		Aetna, Inc	319,776
10,700		Aflac, Inc	419,547
14,400		Allstate Corp	691,056
2,300		Ambac Financial Group, Inc	183,885
54,200		American International Group, Inc	3,685,058
2,900	*	Anthem, Inc	253,025
4,000		Chubb Corp	281,120
2,900		Cigna Corp	201,927
3,600		Cincinnati Financial Corp	148,392
6,100		Hartford Financial Services Group, Inc	377,773
3,600	*	Humana, Inc	71,928
2,900		Jefferson-Pilot Corp	144,014
3,700		Lincoln National Corp	173,900
3,800		Loews Corp	222,300
2,900		MBIA, Inc	168,809
15,600		MetLife, Inc	602,940
2,000		MGIC Investment Corp	133,100
6,400		Principal Financial Group	230,208
4,500		Progressive Corp	381,375
10,800		Prudential Financial, Inc	508,032
2,792		Safeco Corp	127,455
13,847		St. Paul Travelers Cos, Inc	457,782
2,300		Torchmark Corp	122,314
13,800		UnitedHealth Group, Inc	1,017,612
6,200		UnumProvident Corp	97,278
3,300	*	Wellpoint Health Networks, Inc	346,797
2,900		XL Capital Ltd (Class A)	214,571

		TOTAL INSURANCE CARRIERS	11,818,328

LEATHER AND LEATHER PRODUCTS - 0.07%
3,900	*	Coach, Inc	165,438

		TOTAL LEATHER AND LEATHER PRODUCTS	165,438

LUMBER AND WOOD PRODUCTS - 0.09%
5,300		Georgia-Pacific Corp	190,535

		TOTAL LUMBER AND WOOD PRODUCTS	190,535

METAL MINING - 0.33%
3,600		Freeport-McMoRan Copper & Gold, Inc (Class A)	145,800
9,200		Newmont Mining Corp	418,876
1,900		Phelps Dodge Corp	174,857

		TOTAL METAL MINING	739,533

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
3,600		Hasbro, Inc	67,680
8,300		Mattel, Inc	150,479

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	218,159

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

MISCELLANEOUS RETAIL - 1.33%
8,300		CVS Corp	$349,679
13,778	*	eBay, Inc	1,266,749
6,500	*	Office Depot, Inc	97,695
10,284		Staples, Inc	306,669
3,000		Tiffany & Co	92,220
4,500	*	Toys 'R' Us, Inc	79,830
21,300		Walgreen Co	763,179

		TOTAL MISCELLANEOUS RETAIL	2,956,021

MOTION PICTURES - 1.12%
95,200	*	Time Warner, Inc	1,536,528
42,800		Walt Disney Co	965,140

		TOTAL MOTION PICTURES	2,501,668

NONDEPOSITORY INSTITUTIONS - 2.50%
26,400		American Express Co	1,358,544
5,000		Capital One Financial Corp	369,500
11,700		Countrywide Financial Corp	460,863
20,100		Fannie Mae	1,274,340
14,300		Freddie Mac	932,932
26,600		MBNA Corp	670,320
6,000	*	Providian Financial Corp	93,240
9,200		SLM Corp	410,320

		TOTAL NONDEPOSITORY INSTITUTIONS	5,570,059

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
2,200		Vulcan Materials Co	112,090

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	112,090

OIL AND GAS EXTRACTION - 1.93%
5,200		Anadarko Petroleum Corp	345,072
6,910		Apache Corp	346,260
3,300		BJ Services Co	172,953
8,200		Burlington Resources, Inc	334,560
5,100		Devon Energy Corp	362,151
2,500		EOG Resources, Inc	164,625
3,100		Kerr-McGee Corp	177,475
7,200		Marathon Oil Corp	297,216
3,100	*	Nabors Industries Ltd	146,785
2,800	*	Noble Corp	125,860
8,100		Occidental Petroleum Corp	453,033
2,400	*	Rowan Cos, Inc	63,360
12,300		Schlumberger Ltd	827,913
6,600	*	Transocean, Inc	236,148
5,506		Unocal Corp	236,758

		TOTAL OIL AND GAS EXTRACTION	4,290,169

PAPER AND ALLIED PRODUCTS - 0.67%
2,300		Bemis Co	61,134
1,700		Boise Cascade Corp	56,576
10,100		International Paper Co	408,141
10,300		Kimberly-Clark Corp	665,277
4,200		MeadWestvaco Corp	133,980
3,200	*	Pactiv Corp	74,400
1,200		Temple-Inland, Inc	80,580

		TOTAL PAPER AND ALLIED PRODUCTS	1,480,088

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

PERSONAL SERVICES - 0.14%
3,500		Cintas Corp	$147,140
3,500		H & R Block, Inc	172,970

		TOTAL PERSONAL SERVICES	320,110

PETROLEUM AND COAL PRODUCTS - 4.80%
1,900		Amerada Hess Corp	169,100
1,400		Ashland, Inc	78,512
44,300		ChevronTexaco Corp	2,376,252
14,300		ConocoPhillips	1,184,755
135,500	d	ExxonMobil Corp	6,548,715
1,500		Sunoco, Inc	110,970
2,600		Valero Energy Corp	208,546

		TOTAL PETROLEUM AND COAL PRODUCTS	10,676,850

PRIMARY METAL INDUSTRIES - 0.47%
18,100		Alcoa, Inc	607,979
2,000		Allegheny Technologies, Inc	36,500
3,548	*	Andrew Corp	43,428
2,500		Engelhard Corp	70,875
1,600		Nucor Corp	146,192
2,500		United States Steel Corp	94,050
1,800		Worthington Industries, Inc	38,430

		TOTAL PRIMARY METAL INDUSTRIES	1,037,454

PRINTING AND PUBLISHING - 0.68%
1,500		Dow Jones & Co, Inc	60,915
5,500		Gannett Co, Inc	460,680
1,600		Knight Ridder, Inc	104,720
3,900		McGraw-Hill Cos, Inc	310,791
1,100		Meredith Corp	56,518
3,100		New York Times Co (Class A)	121,210
4,500		R.R. Donnelley & Sons Co	140,940
6,500		Tribune Co	267,475

		TOTAL PRINTING AND PUBLISHING	1,523,249

RAILROAD TRANSPORTATION - 0.47%
18,500	*	ADC Telecommunications, Inc	33,485
7,800		Burlington Northern Santa Fe Corp	298,818
4,400		CSX Corp	146,080
8,200		Norfolk Southern Corp	243,868
5,400		Union Pacific Corp	316,440

		TOTAL RAILROAD TRANSPORTATION	1,038,691

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.29%
1,600		Cooper Tire & Rubber Co	32,272
3,700		Goodyear Tire & Rubber Co	39,738
5,400		Nike, Inc (Class B)	425,520
1,500		Reebok International Ltd	55,080
1,800		Sealed Air Corp	83,430

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	636,040

SECURITY AND COMMODITY BROKERS - 2.06%
2,200		Bear Stearns Cos, Inc	211,574
28,400		Charles Schwab Corp	260,996
7,400	*	E*Trade Financial Corp	84,508
2,300		Federated Investors, Inc (Class B)	65,412
5,200		Franklin Resources, Inc	289,952
10,100		Goldman Sachs Group, Inc	941,724
4,900		Janus Capital Group, Inc	66,689

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

5,600		Lehman Brothers Holdings, Inc	$446,432
19,500		Merrill Lynch & Co, Inc	969,540
22,800		Morgan Stanley	1,124,040
2,600		T Rowe Price Group, Inc	132,444

		TOTAL SECURITY AND COMMODITY BROKERS	4,593,311

STONE, CLAY, AND GLASS PRODUCTS - 0.14%
29,000	*	Corning, Inc	321,320

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	321,320

TOBACCO PRODUCTS - 1.06%
42,700		Altria Group, Inc	2,008,608
3,100		Reynolds American, Inc	210,924
3,600		UST, Inc	144,936

		TOTAL TOBACCO PRODUCTS	2,364,468

TRANSPORTATION BY AIR - 0.34%
3,400	*	Delta Air Lines, Inc	11,186
6,200		FedEx Corp	531,278
16,400		Southwest Airlines Co	223,368

		TOTAL TRANSPORTATION BY AIR	765,832

TRANSPORTATION EQUIPMENT - 2.81%
17,500		Boeing Co	903,350
2,000		Brunswick Corp	91,520
3,300		Dana Corp	58,377
11,300		Delphi Corp	104,977
38,100		Ford Motor Co	535,305
4,100		General Dynamics Corp	418,610
11,800		General Motors Corp	501,264
3,400		Genuine Parts Co	130,492
2,500		Goodrich Corp	78,400
6,100		Harley-Davidson, Inc	362,584
17,900		Honeywell International, Inc	641,894
9,300		Lockheed Martin Corp	518,754
1,600	*	Navistar International Corp	59,504
7,400		Northrop Grumman Corp	394,642
3,594		Paccar, Inc	248,417
2,800		Textron, Inc	179,956
10,700		United Technologies Corp	999,166
3,400		Visteon Corp	27,166

		TOTAL TRANSPORTATION EQUIPMENT	6,254,378

TRANSPORTATION SERVICES - 0.03%
2,900		Sabre Holdings Corp	71,137

		TOTAL TRANSPORTATION SERVICES	71,137

TRUCKING AND WAREHOUSING - 0.80%
23,400		United Parcel Service, Inc (Class B)	1,776,527

		TOTAL TRUCKING AND WAREHOUSING	1,776,527

WATER TRANSPORTATION - 0.28%
13,100		Carnival Corp	619,499

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES/PRINCIPAL		VALUE

	TOTAL WATER TRANSPORTATION	$619,499

WHOLESALE TRADE-DURABLE GOODS - 1.61%
61,800	Johnson & Johnson	3,481,194
1,700	W.W. Grainger, Inc	98,005

	TOTAL WHOLESALE TRADE-DURABLE GOODS	3,579,199

WHOLESALE TRADE-NONDURABLE GOODS - 0.57%
2,300	AmerisourceBergen Corp	123,533
2,500	Brown-Forman Corp (Class B)	114,500
8,900	Cardinal Health, Inc	389,553
6,100	McKesson Corp	156,465
2,800	Supervalu, Inc	77,140
13,300	Sysco Corp	397,936

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,259,127

	TOTAL COMMON STOCK
	(Cost $204,119,200 )	222,234,773

SHORT TERM INVESTMENTS - 0.44%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.44%
$ 970,000	FEDERAL FARM CREDIT BANKS (FFCB)
	1.230%, 10/01/04	969,956

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	969,956

	TOTAL SHORT TERM INVESTMENTS
	(Cost $969,956 )	969,956

	TOTAL PORTFOLIO - 100.30%
	(Cost $205,089,156 )	223,204,729
	OTHER ASSETS & LIABILITIES, NET - (0.30%)	(669,996)

	NET ASSETS - 100.00%	$222,534,733

*	Non-income producing

d	All or portion of these securities have been segregated by the custodian to cover margin or other rquirements on open futures contracts

f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted to $112,224 or 0.05% of net assets.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $206,078,116. Net unrealized appreciation of portfolio investments aggregated $17,126,613 of which $22,528,282 related to appreciated portfolio investments and $5,401,669 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the funds may use more specific industry categories in following their investment limitations on inudstry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

PREFERRED STOCK - 0.12%
TRANSPORTATION EQUIPMENT - 0.12%
701	*	United Defense Industries, Inc	$28,033

		TOTAL TRANSPORTATION EQUIPMENT	28,033

		TOTAL PREFERRED STOCK
		(Cost $20,000)	28,033

COMMON STOCK - 99.78%
AMUSEMENT AND RECREATION SERVICES - 0.57%
1,205		Harrah's Entertainment, Inc	63,841
600		International Speedway Corp (Class A)	29,940
900		Station Casinos, Inc	44,136

		TOTAL AMUSEMENT AND RECREATION SERVICES	137,917

APPAREL AND ACCESSORY STORES - 1.83%
1,833		Abercrombie & Fitch Co (Class A)	57,740
954		American Eagle Outfitters, Inc	35,155
898	*	AnnTaylor Stores Corp	21,013
1,744	*	Chico's FAS, Inc	59,645
1,600		Claire's Stores, Inc	40,064
1,180		Foot Locker, Inc	27,966
431		Limited Brands, Inc	9,607
1,412		Nordstrom, Inc	53,995
1,479	*	Pacific Sunwear Of California, Inc	31,133
2,924		Ross Stores, Inc	68,539
400		Talbots, Inc	9,916
886	*	Urban Outfitters, Inc	30,478

		TOTAL APPAREL AND ACCESSORY STORES	445,251

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
300	*	Columbia Sportswear Co	16,350
100		Polo Ralph Lauren Corp	3,637

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	19,987

AUTO REPAIR, SERVICES AND PARKING - 0.11%
583		Ryder System, Inc	27,424

		TOTAL AUTO REPAIR, SERVICES AND PARKING	27,424

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.99%
1,430	*	Advance Auto Parts	49,192
1,138	*	Autozone, Inc	87,911
2,015	*	Carmax, Inc	43,423
1,283	*	Copart, Inc	24,287
931	*	O'Reilly Automotive, Inc	35,648

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	240,461

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.28%
1,183		Fastenal Co	68,141

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	68,141

BUSINESS SERVICES - 14.13%
2,170	*	Activision, Inc	30,098
1,433		Acxiom Corp	34,019
4,635		Adobe Systems, Inc	229,293
1,656	*	Affiliated Computer Services, Inc (Class A)	92,190
2,072	*	Akamai Technologies, Inc	29,112
843	*	Alliance Data Systems Corp	34,192
1,128	*	Ask Jeeves, Inc	36,897
2,281		Autodesk, Inc	110,925
7,096	*	BEA Systems, Inc	49,033
1,272	*	BMC Software, Inc	20,110
1,038		Brink's Co	31,316
2,949	*	Cadence Design Systems, Inc	38,455
1,800	*	Ceridian Corp	33,138
1,200		Certegy, Inc	44,652
1,024	*	Checkfree Corp	28,334
1,700	*	ChoicePoint, Inc	72,505
3,400	*	Citrix Systems, Inc	59,568
2,600	*	Cognizant Technology Solutions Corp	79,326
1,452	*	DST Systems, Inc	64,570
1,381	*	Dun & Bradstreet Corp	81,065
1,792		Equifax, Inc	47,237
1,168		Fair Isaac Corp	34,106
3,784	*	Fiserv, Inc	131,910
821	*	Getty Images, Inc	45,401
2,304		GTECH Holdings Corp	58,337
1,400		Henry (Jack) & Associates, Inc	26,278
4,561		IMS Health, Inc	109,099
5,406	*	Interpublic Group Of Cos, Inc	57,250
3,424	*	Intuit, Inc	155,450
2,100	*	Iron Mountain, Inc	71,085
10,287	*	Juniper Networks, Inc	242,773
462	*	Kinetic Concepts, Inc	24,278
1,300	*	Lamar Advertising Co	54,093
1,400	*	Macromedia, Inc	28,112
835		Manpower, Inc	37,149
2,693	*	McAfee, Inc	54,129
1,800	*	Mercury Interactive Corp	62,784
800		MoneyGram International, Inc	13,664
2,000	*	Monster Worldwide, Inc	49,280
1,050		National Instruments Corp	31,784
600	*	NAVTEQ Corp	21,384
1,456	*	NCR Corp	72,203
7,450	*	Novell, Inc	47,010
821	*	Peoplesoft, Inc	16,297
500	*	Pixar	39,450
3,142	*	Red Hat, Inc	38,458
901	*	Rent-A-Center, Inc	23,300
1,130		Reynolds & Reynolds Co (Class A)	27,877
2,868		Robert Half International, Inc	73,908
6,383	*	Siebel Systems, Inc	48,128
4,928	*	SunGard Data Systems, Inc	117,139
3,000	*	Synopsys, Inc	47,490
3,112	*	TIBCO Software, Inc	26,483
800		Total System Services, Inc	20,192
336	*	Unisys Corp	3,468
3,200	*	VeriSign, Inc	63,616
8,293	*	Veritas Software Corp	147,615
200		Viad Corp	4,746

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

3,653	*	WebMD Corp	$25,425
1,467	*	Westwood One, Inc	29,003

		TOTAL BUSINESS SERVICES	3,426,189

CHEMICALS AND ALLIED PRODUCTS - 9.68%
1,163		Alberto-Culver Co	50,567
2,550		Allergan, Inc	185,003
400	*	American Pharmaceutical Partners, Inc	11,028
2,000	*	Amylin Pharmaceuticals, Inc	41,040
1,390	*	Andrx Corp	31,080
2,100		Avery Dennison Corp	138,138
1,680	*	Barr Pharmaceuticals, Inc	69,602
1,100	*	Cephalon, Inc	52,690
1,000	*	Charles River Laboratories International, Inc	45,800
2,091	*	Chiron Corp	92,422
1,189		Church & Dwight Co, Inc	33,363
2,053		Clorox Co	109,425
708	*	Dade Behring Holdings, Inc	39,448
3,580		Ecolab, Inc	112,555
600	*	Eon Labs, Inc	13,020
2,100		Estee Lauder Cos (Class A)	87,780
100	*	Eyetech Pharmaceuticals, Inc	3,399
4,365	*	Genzyme Corp	237,500
500	*	ICOS Corp	12,070
700	*	Idexx Laboratories, Inc	35,518
1,299	*	ImClone Systems, Inc	68,652
1,350		International Flavors & Fragrances, Inc	51,570
491	*	Invitrogen Corp	27,000
3,750	*	IVAX Corp	71,813
495	*	Martek Biosciences Corp	24,077
1,200		Medicis Pharmaceutical Corp (Class A)	46,848
4,829	*	MedImmune, Inc	114,447
1,367	*	MGI Pharma, Inc	36,485
2,900	*	Millennium Pharmaceuticals, Inc	39,759
5,206		Mylan Laboratories, Inc	93,708
1,059	*	NBTY, Inc	22,832
1,615	*	Nektar Therapeutics	23,385
694	*	Neurocrine Biosciences, Inc	32,729
791	*	OSI Pharmaceuticals, Inc	48,615
1,860		Praxair, Inc	79,496
323	*	Protein Design Labs, Inc	6,324
100	*	Scotts Co (Class A)	6,415
1,700	*	Sepracor, Inc	82,926
201		Sherwin-Williams Co	8,836
313		Sigma-Aldrich Corp	18,154
1,210	*	VCA Antech, Inc	24,962
544	*	Watson Pharmaceuticals, Inc	16,026

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,346,507

COAL MINING - 0.21%
405		Arch Coal, Inc	14,373
1,092		Consol Energy, Inc	38,100

		TOTAL COAL MINING	52,473

COMMUNICATIONS - 3.40%
7,632	*	Avaya, Inc	106,390
2,860	*	Cablevision Systems Corp (Class A)	58,001
479	*	Citadel Broadcasting Corp	6,141
500	*	Cox Radio, Inc (Class A)	7,460
1,876	*	Crown Castle International Corp	27,915
398	*	Entercom Communications Corp	12,999
1,534	*	Foundry Networks, Inc	14,558
600		Global Payments, Inc	32,130
1,123	*	IDT Corp	16,373

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

13,139	*	Level 3 Communications, Inc	$34,030
2,015	*	Liberty Media International, Inc	67,224
2,379	*	Nextel Partners, Inc (Class A)	39,444
1,105	*	NII Holdings, Inc (Class B)	45,537
800	*	Radio One, Inc (Class D)	11,384
759	*	Spectrasite, Inc	35,294
400		Telephone & Data Systems, Inc	33,668
100	*	U.S. Cellular Corp	4,315
5,296	*	UnitedGlobalcom, Inc (Class A)	39,561
2,702	*	Univision Communications, Inc (Class A)	85,410
400	*	West Corp	11,652
1,470	*	Western Wireless Corp (Class A)	37,794
3,118	*	XM Satellite Radio Holdings, Inc	96,720

		TOTAL COMMUNICATIONS	824,000

DEPOSITORY INSTITUTIONS - 2.03%
1,317		Commerce Bancorp, Inc	72,698
1,301		Hudson City Bancorp, Inc	46,498
540		IndyMac Bancorp, Inc	19,548
1,742		NewAlliance Bancshares, Inc	24,998
1,098		North Fork Bancorp, Inc	48,806
1,133		Northern Trust Corp	46,226
4,151		Synovus Financial Corp	108,549
2,418		TCF Financial Corp	73,241
876		UCBH Holdings, Inc	34,225
137		Valley National Bancorp	3,499
815		W Holding Co, Inc	15,485

		TOTAL DEPOSITORY INSTITUTIONS	493,773

EATING AND DRINKING PLACES - 2.21%
1,700		Applebee's International, Inc	42,976
1,894		Aramark Corp (Class B)	45,721
1,700	*	Brinker International, Inc	52,955
1,375		Darden Restaurants, Inc	32,065
1,000		Outback Steakhouse, Inc	41,530
1,300		Ruby Tuesday, Inc	36,231
1,000	*	The Cheesecake Factory, Inc	43,400
400		Wendy's International, Inc	13,440
5,618		Yum! Brands, Inc	228,428

		TOTAL EATING AND DRINKING PLACES	536,746

EDUCATIONAL SERVICES - 0.80%
1,970	*	Career Education Corp	56,007
1,751	*	Corinthian Colleges, Inc	23,603
1,200	*	DeVry, Inc	24,852
1,400	*	Education Management Corp	37,296
900	*	ITT Educational Services, Inc	32,445
551	*	Laureate Education, Inc	20,508

		TOTAL EDUCATIONAL SERVICES	194,711

ELECTRIC, GAS, AND SANITARY SERVICES - 0.87%
12,368	*	AES Corp	123,556
464	*	Allegheny Energy, Inc	7,405
2,400	*	Allied Waste Industries, Inc	21,240
330		Kinder Morgan, Inc	20,731
800	*	Stericycle, Inc	36,720

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	209,652

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 9.30%
1,235		Adtran, Inc	28,010
700	*	Advanced Fibre Communications, Inc	11,130

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

3,686	*	Advanced Micro Devices, Inc	$47,918
35,900	*	Agere Systems, Inc (Class B)	36,618
7,267	*	Altera Corp	142,215
1,821		American Power Conversion Corp	31,667
921		Ametek, Inc	27,925
2,000	*	Amkor Technology, Inc	7,300
1,318	*	Amphenol Corp (Class A)	45,155
3,000	*	Applied Micro Circuits Corp	9,390
8,055	*	Atmel Corp	29,159
400		AVX Corp	4,740
926	*	CIENA Corp	1,833
2,090	*	Comverse Technology, Inc	39,355
4,938	*	Conexant Systems, Inc	7,950
1,500	*	Cree, Inc	45,795
2,373	*	Cypress Semiconductor Corp	20,977
690	*	Energizer Holdings, Inc	31,809
1,258	*	Fairchild Semiconductor International, Inc	17,826
2,100	*	Freescale Semiconductor, Inc	30,030
1,831	*	Gemstar-TV Guide International, Inc	10,345
1,130		Harman International Industries, Inc	121,758
851		Harris Corp	46,754
1,300	*	Integrated Circuit Systems, Inc	27,950
1,056	*	International Rectifier Corp	36,221
1,300		Intersil Corp (Class A)	20,709
3,100	*	Jabil Circuit, Inc	71,300
26,752	*	JDS Uniphase Corp	90,154
900		L-3 Communications Holdings, Inc	60,300
5,963		Linear Technology Corp	216,099
2,900	*	LSI Logic Corp	12,499
844		Maytag Corp	15,504
1,384	*	MEMC Electronic Materials, Inc	11,736
4,040		Microchip Technology, Inc	108,434
5,300	*	Micron Technology, Inc	63,759
2,205		Molex, Inc	65,753
6,800		National Semiconductor Corp	105,332
2,150	*	Novellus Systems, Inc	57,169
3,300	*	Nvidia Corp	47,916
924		Plantronics, Inc	39,954
3,600	*	PMC-Sierra, Inc	31,716
1,252	*	Polycom, Inc	24,815
1,545	*	QLogic Corp	45,747
1,800	*	Rambus, Inc	28,242
3,420		Rockwell Collins, Inc	127,019
5,000	*	Sanmina-SCI Corp	35,250
1,414	*	Semtech Corp	27,106
700	*	Silicon Laboratories, Inc	23,163
3,600	*	Tellabs, Inc	33,084
1,536	*	Utstarcom, Inc	24,745
542	*	Vishay Intertechnology, Inc	6,992

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	2,254,327

ENGINEERING AND MANAGEMENT SERVICES - 3.06%
1,300	*	Affymetrix, Inc	39,923
600	*	BearingPoint, Inc	5,364
1,588	*	Celgene Corp	92,469
700		Corporate Executive Board Co	42,868
1,204	*	Covance, Inc	48,124
626		Fluor Corp	27,870
951	*	Gen-Probe, Inc	37,916
600	*	Hewitt Associates, Inc	15,876
900	*	Jacobs Engineering Group, Inc	34,461
2,438		Moody's Corp	178,584
1,000	*	Pharmaceutical Product Development, Inc	36,000
1,600		Quest Diagnostics, Inc	141,152
3,224		Servicemaster Co	41,461

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	742,068

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

FABRICATED METAL PRODUCTS - 1.16%
476	*	Alliant Techsystems, Inc	28,798
1,142		Ball Corp	42,745
2,669		Fortune Brands, Inc	197,746
273		Harsco Corp	12,258

		TOTAL FABRICATED METAL PRODUCTS	281,547

FOOD AND KINDRED PRODUCTS - 1.32%
2,171		Campbell Soup Co	57,076
2,605		Hershey Foods Corp	121,680
2,000		McCormick & Co, Inc (Non-Vote)	68,680
2,681		Pepsi Bottling Group, Inc	72,789

		TOTAL FOOD AND KINDRED PRODUCTS	320,225

FOOD STORES - 0.46%
443	*	7-Eleven, Inc	8,851
1,190		Whole Foods Market, Inc	102,090

		TOTAL FOOD STORES	110,941

FURNITURE AND FIXTURES - 0.82%
1,500		Herman Miller, Inc	36,975
246		Hillenbrand Industries, Inc	12,430
1,116		HNI Corp	44,171
909		Johnson Controls, Inc	51,640
1,600		Leggett & Platt, Inc	44,960
395	f	Newell Rubbermaid, Inc	7,916

		TOTAL FURNITURE AND FIXTURES	198,092

FURNITURE AND HOMEFURNISHINGS STORES - 1.81%
5,799	*	Bed Bath & Beyond, Inc	215,201
668		Circuit City Stores, Inc (Circuit City Group)	10,247
527	*	Mohawk Industries, Inc	41,839
778		Pier 1 Imports, Inc	14,066
3,122		RadioShack Corp	89,414
1,800	*	Williams-Sonoma, Inc	67,590

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	438,357

GENERAL BUILDING CONTRACTORS - 1.50%
1,156		Centex Corp	58,332
2,474		D.R. Horton, Inc	81,914
496	*	Hovnanian Enterprises, Inc (Class A)	19,890
1,077		Lennar Corp (Class A)	51,265
257		MDC Holdings, Inc	18,787
100	*	NVR, Inc	55,100
851		Pulte Homes, Inc	52,226
60		Ryland Group, Inc	5,560
416	*	Toll Brothers, Inc	19,273

		TOTAL GENERAL BUILDING CONTRACTORS	362,347

GENERAL MERCHANDISE STORES - 1.11%
1,100	*	Big Lots, Inc	13,453
5,728		Dollar General Corp	115,419
2,205	*	Dollar Tree Stores, Inc	59,425
2,937		Family Dollar Stores, Inc	79,593

		TOTAL GENERAL MERCHANDISE STORES	267,890

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

HEALTH SERVICES - 2.71%
926	*	Accredo Health, Inc	21,826
500	*	Community Health Systems, Inc	13,340
1,703	*	Coventry Health Care, Inc	90,889
1,950	*	DaVita, Inc	60,743
1,286	*	Express Scripts, Inc	84,027
4,186		Health Management Associates, Inc (Class A)	85,520
2,599	*	Laboratory Corp Of America Holdings	113,628
2,000	*	Lincare Holdings, Inc	59,420
1,368		Manor Care, Inc	40,985
1,252	*	Renal Care Group, Inc	40,352
700	f*	Triad Hospitals, Inc	24,108
498		Universal Health Services, Inc (Class B)	21,663

		TOTAL HEALTH SERVICES	656,501

HOLDING AND OTHER INVESTMENT OFFICES - 0.96%
182		CBL & Associates Properties, Inc	11,093
200		Chelsea Property Group, Inc	13,420
892		Fremont General Corp	20,650
1,400		Friedman Billings Ramsey Group, Inc	26,740
528		General Growth Properties, Inc	16,368
300		iShares Russell Midcap Growth Index Fund	22,410
425		Mills Corp	22,045
687		Regency Centers Corp	31,939
895		Ventas, Inc	23,198
1,328		Weingarten Realty Investors	43,837

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	231,700

HOTELS AND OTHER LODGING PLACES - 2.11%
359		Choice Hotels International, Inc	20,675
6,321		Hilton Hotels Corp	119,088
1,310		Mandalay Resort Group	89,932
3,274		Marriott International, Inc (Class A)	170,117
226	*	MGM Mirage	11,221
1,443		Starwood Hotels & Resorts Worldwide, Inc	66,984
642	*	Wynn Resorts Ltd	33,185

		TOTAL HOTELS AND OTHER LODGING PLACES	511,202

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.82%
3,628	*	American Standard Cos, Inc	141,165
3,711	*	Apple Computer, Inc	143,801
800	*	Avocent Corp	20,824
6,466		Baker Hughes, Inc	282,694
1,348		Black & Decker Corp	104,389
335		Briggs & Stratton Corp	27,202
230	*	Cooper Cameron Corp	12,613
1,400		Donaldson Co, Inc	39,746
3,180		Dover Corp	123,607
1,300	*	FMC Technologies, Inc	43,420
1,400		Graco, Inc	46,900
2,372	*	Grant Prideco, Inc	48,602
668		ITT Industries, Inc	53,433
2,700	*	Lam Research Corp	59,076
2,532	*	Lexmark International, Inc	212,713
1,600	*	Maxtor Corp	8,320
1,000	*	National-Oilwell, Inc	32,860
6,040	*	Network Appliance, Inc	138,920
210		Pall Corp	5,141
2,513		Pitney Bowes, Inc	110,823
2,639	*	Sandisk Corp	76,848
2,026	*	Smith International, Inc	123,039
18,082	*	Solectron Corp	89,506
95		SPX Corp	3,363

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

474	*	Storage Technology Corp	$11,973
4,400		Symbol Technologies, Inc	55,616
667		Timken Co	16,422
1,141	*	Western Digital Corp	10,029
1,451	*	Xerox Corp	20,430
1,200	*	Zebra Technologies Corp (Class A)	73,212

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,136,687

INSTRUMENTS AND RELATED PRODUCTS - 6.95%
2,000		Bard (C.R.), Inc	113,260
633		Bausch & Lomb, Inc	42,063
1,300		Beckman Coulter, Inc	72,956
4,939		Biomet, Inc	231,540
613		Cooper Cos, Inc	42,021
2,139	*	Cytyc Corp	51,657
1,564		Dentsply International, Inc	81,234
1,200	*	Edwards Lifesciences Corp	40,200
2,091	*	Fisher Scientific International, Inc	121,968
653	*	Flir Systems, Inc	38,201
765	*	Fossil, Inc	23,669
680	*	Inamed Corp	32,416
3,816	*	KLA-Tencor Corp	158,288
487	*	Mettler-Toledo International, Inc	22,996
1,000	*	Millipore Corp	47,850
1,300		PerkinElmer, Inc	22,386
700	*	Resmed, Inc	33,327
700	*	Respironics, Inc	37,408
2,352		Rockwell Automation, Inc	91,022
632		Roper Industries, Inc	36,315
1,415		Tektronix, Inc	47,049
4,000	*	Teradyne, Inc	53,600
1,779	*	Thermo Electron Corp	48,069
2,656	*	Varian Medical Systems, Inc	91,818
2,320	*	Waters Corp	102,312

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,683,625

INSURANCE AGENTS, BROKERS AND SERVICE - 0.73%
1,100		Brown & Brown, Inc	50,270
1,675		Gallagher (Arthur J.) & Co	55,493
2,270	*	Medco Health Solutions, Inc	70,143

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	175,906

INSURANCE CARRIERS - 1.00%
503		Ambac Financial Group, Inc	40,215
1,025	*	Anthem, Inc	89,431
100		Berkley (W.R.) Corp	4,216
391		Genworth Financial, Inc	9,110
400		HCC Insurance Holdings, Inc	12,060
75	*	Markel Corp	23,130
381	*	Pacificare Health Systems, Inc	13,983
637		Radian Group, Inc	29,449
386		Unitrin, Inc	16,046
100	*	WellChoice, Inc	3,733

		TOTAL INSURANCE CARRIERS	241,373

LEATHER AND LEATHER PRODUCTS - 0.74%
3,673	*	Coach, Inc	155,809
400	*	Timberland Co (Class A)	22,720

		TOTAL LEATHER AND LEATHER PRODUCTS	178,529

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

METAL MINING - 0.53%
3,039		Freeport-McMoRan Copper & Gold, Inc (Class A)	$123,080
100		Southern Peru Copper Corp	5,166

		TOTAL METAL MINING	128,246

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.27%
3,594		Mattel, Inc	65,159

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	65,159

MISCELLANEOUS RETAIL - 1.60%
100	*	Barnes & Noble, Inc	3,700
1,400	*	Marvel Enterprises, Inc	20,384
1,332		Michaels Stores, Inc	78,868
614		MSC Industrial Direct Co (Class A)	20,925
1,630		Omnicare, Inc	46,227
778	*	Petco Animal Supplies, Inc	25,409
2,809		Petsmart, Inc	79,748
7,100	*	Rite Aid Corp	24,992
2,840		Tiffany & Co	87,302

		TOTAL MISCELLANEOUS RETAIL	387,555

MOTION PICTURES - 0.18%
613	*	Avid Technology, Inc	28,731
200		Blockbuster, Inc (Class A)	1,518
250		Metro-Goldwyn-Mayer, Inc	2,893
677	*	NetFlix, Inc	10,439

		TOTAL MOTION PICTURES	43,581

NONDEPOSITORY INSTITUTIONS - 0.66%
471		American Capital Strategies Ltd	14,761
1,248	*	CapitalSource, Inc	27,880
1,702		Doral Financial Corp	70,582
341	*	First Marblehead Corp	15,822
1,616	*	Providian Financial Corp	25,113
158		Westcorp	6,718

		TOTAL NONDEPOSITORY INSTITUTIONS	160,876

OIL AND GAS EXTRACTION - 2.70%
3,200		BJ Services Co	167,712
500		Diamond Offshore Drilling, Inc	16,495
1,635		ENSCO International, Inc	53,415
837	*	Evergreen Resources, Inc	33,522
600	*	Newfield Exploration Co	36,744
1,369		Patina Oil & Gas Corp	40,481
3,044		Patterson-UTI Energy, Inc	58,049
252		Pogo Producing Co	11,957
1,100	*	Pride International, Inc	21,769
1,100	*	Rowan Cos, Inc	29,040
500		Tidewater, Inc	16,275
307	*	Varco International, Inc	8,234
4,964		XTO Energy, Inc	161,231

		TOTAL OIL AND GAS EXTRACTION	654,924

PAPER AND ALLIED PRODUCTS - 0.18%
1,900	*	Pactiv Corp	44,175

		TOTAL PAPER AND ALLIED PRODUCTS	44,175

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

PERSONAL SERVICES - 1.32%
2,422		Cintas Corp	$101,821
3,403		H & R Block, Inc	168,176
362		Regis Corp	14,560
900	*	Weight Watchers International, Inc	34,938

		TOTAL PERSONAL SERVICES	319,495

PRIMARY METAL INDUSTRIES - 0.61%
1,360	*	Andrew Corp	16,646
758		Nucor Corp	69,258
670		Precision Castparts Corp	40,234
1,056		Worthington Industries, Inc	22,546

		TOTAL PRIMARY METAL INDUSTRIES	148,684

PRINTING AND PUBLISHING - 1.92%
1,142		Belo (A.H.) Corp Series A	25,741
700	*	Dex Media, Inc	14,819
1,137		Dow Jones & Co, Inc	46,174
1,224		EW Scripps Co	58,483
1,100		Harte-Hanks, Inc	27,511
200		Knight Ridder, Inc	13,090
220		Media General, Inc (Class A)	12,309
706		Meredith Corp	36,274
2,627		New York Times Co (Class A)	102,716
106		Washington Post Co (Class B)	97,520
950		Wiley (John) & Sons, Inc (Class A)	30,353

		TOTAL PRINTING AND PUBLISHING	464,990

RAILROAD TRANSPORTATION - 0.08%
10,904	*	ADC Telecommunications, Inc	19,736

		TOTAL RAILROAD TRANSPORTATION	19,736

REAL ESTATE - 0.43%
1,999		Catellus Development Corp	52,993
1,073		St. Joe Co	51,257

		TOTAL REAL ESTATE	104,250

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.30%
200		Reebok International Ltd	7,344
1,385	*	Sealed Air Corp	64,195

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	71,539

SECURITY AND COMMODITY BROKERS - 2.87%
4,900	*	Ameritrade Holding Corp	58,849
400		Blackrock, Inc	29,396
641		Chicago Mercantile Exchange	103,393
4,050	*	E*Trade Financial Corp	46,251
1,320		Eaton Vance Corp	53,315
1,600		Federated Investors, Inc (Class B)	45,504
1,400		Investors Financial Services Corp	63,182
1,908		Legg Mason, Inc	101,639
400		Nuveen Investments, Inc	11,840
1,242		SEI Investments Co	41,831
2,081		T Rowe Price Group, Inc	106,006
1,600		Waddell & Reed Financial, Inc (Class A)	35,200

		TOTAL SECURITY AND COMMODITY BROKERS	696,406

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.03%
150		Florida Rock Industries, Inc	$7,349

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	7,349

TRANSPORTATION BY AIR - 0.88%
1,484	*	AMR Corp	10,878
1,800	*	JetBlue Airways Corp	37,656
12,043		Southwest Airlines Co	164,026

		TOTAL TRANSPORTATION BY AIR	212,560

TRANSPORTATION EQUIPMENT - 0.87%
1,069		Brunswick Corp	48,917
1,500		Gentex Corp	52,695
700	*	Navistar International Corp	26,033
611		Oshkosh Truck Corp	34,864
851		Polaris Industries, Inc	47,503

		TOTAL TRANSPORTATION EQUIPMENT	210,012

TRANSPORTATION SERVICES - 0.76%
1,625		C.H. Robinson Worldwide, Inc	75,384
2,100		Expeditors International Of Washington, Inc	108,570

		TOTAL TRANSPORTATION SERVICES	183,954

TRUCKING AND WAREHOUSING - 0.25%
277		CNF, Inc	11,354
1,109		Hunt (J.B.) Transport Services, Inc	41,188
362	*	Sirva, Inc	8,290

		TOTAL TRUCKING AND WAREHOUSING	60,832

WHOLESALE TRADE-DURABLE GOODS - 0.84%
256		BorgWarner, Inc	11,082
1,300		CDW Corp	75,439
514		Hughes Supply, Inc	15,456
250	*	Ingram Micro, Inc (Class A)	4,025
1,188	*	Patterson Cos, Inc	90,953
104		W.W. Grainger, Inc	5,996

		TOTAL WHOLESALE TRADE-DURABLE GOODS	202,951

WHOLESALE TRADE-NONDURABLE GOODS - 0.75%
589		AmerisourceBergen Corp	31,635
569		Brown-Forman Corp (Class B)	26,060
700	*	Endo Pharmaceuticals Holdings, Inc	12,852
739	*	Henry Schein, Inc	46,047
2,559		McKesson Corp	65,635

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	182,229

		TOTAL COMMON STOCK
		(Cost $19,709,643)	24,184,052

		TOTAL PORTFOLIO - 99.90%
		(Cost $19,729,643)	24,212,085
		OTHER ASSETS & LIABILITIES, NET - 0.10%	24,235

		NET ASSETS - 100.00%	$24,236,320

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

*	Non-income producing

f	Restricted Securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted to $32,024 or 0.13% of net assets.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $19,756,196. Net unrealized appreciation of portfolio investments aggregated $4,455,889 of which $5,244,112 related to appreciated portfolio investments and $788,223 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the funds may use more specific industry categories in following their investment limitations on inudstry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

PREFERRED STOCK - 0.02%
TRANSPORTATION EQUIPMENT - 0.02%
187	*	United Defense Industries, Inc	$7,478

		TOTAL TRANSPORTATION EQUIPMENT	7,478

		TOTAL PREFERRED STOCK
		(Cost $6,542)	7,478

COMMON STOCK - 99.83%
AMUSEMENT AND RECREATION SERVICES - 0.46%
6,313	*	Caesars Entertainment, Inc	$105,427
1,046		Harrah's Entertainment, Inc	55,417
170		International Speedway Corp (Class A)	8,483

		TOTAL AMUSEMENT AND RECREATION SERVICES	169,327

APPAREL AND ACCESSORY STORES - 0.72%
100		American Eagle Outfitters, Inc	3,685
441	*	AnnTaylor Stores Corp	10,319
200		Claire's Stores, Inc	5,008
1,752		Foot Locker, Inc	41,522
8,045		Limited Brands, Inc	179,323
740		Nordstrom, Inc	28,298

		TOTAL APPAREL AND ACCESSORY STORES	268,155

APPAREL AND OTHER TEXTILE PRODUCTS - 0.78%
2,592		Jones Apparel Group, Inc	92,794
2,286		Liz Claiborne, Inc	86,228
800		Polo Ralph Lauren Corp	29,096
1,700		VF Corp	84,065

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	292,183

AUTO REPAIR, SERVICES AND PARKING - 0.09%
734		Ryder System, Inc	34,527

		TOTAL AUTO REPAIR, SERVICES AND PARKING	34,527

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
3,600	*	Autonation, Inc	61,488

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	61,488

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.16%
2,233		Louisiana-Pacific Corp	57,946

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	57,946

BUSINESS SERVICES - 3.24%
8,012	*	3Com Corp	33,811
462	*	Activision, Inc	6,408
770	*	Affiliated Computer Services, Inc (Class A)	42,866
3,280	*	BMC Software, Inc	51,857

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

100		Brink's Co	3,017
2,507	*	Cadence Design Systems, Inc	32,691
1,214	*	Ceridian Corp	22,350
500	*	Checkfree Corp	13,835
3,863	*	Computer Sciences Corp	181,947
7,905	*	Compuware Corp	40,711
2,953	*	Convergys Corp	39,659
1,086		Deluxe Corp	44,548
10,384		Electronic Data Systems Corp	201,346
914		Equifax, Inc	24,093
211		Fair Isaac Corp	6,161
2,842	*	Interpublic Group Of Cos, Inc	30,097
337	*	Lamar Advertising Co	14,023
959		Manpower, Inc	42,666
548	*	McAfee, Inc	11,015
1,011		MoneyGram International, Inc	17,268
200	*	NAVTEQ Corp	7,128
414	*	NCR Corp	20,530
5,774	*	Peoplesoft, Inc	114,614
442	*	Rent-A-Center, Inc	11,430
100		Reynolds & Reynolds Co (Class A)	2,467
2,086	*	Siebel Systems, Inc	15,728
740	*	SunGard Data Systems, Inc	17,590
1,988	*	Sybase, Inc	27,415
758	*	TIBCO Software, Inc	6,451
6,506	*	Unisys Corp	67,142
1,547	*	VeriSign, Inc	30,754
252		Viad Corp	5,980
2,549	*	WebMD Corp	17,741

		TOTAL BUSINESS SERVICES	1,205,339

CHEMICALS AND ALLIED PRODUCTS - 4.36%
4,680		Air Products & Chemicals, Inc	254,498
237		Alberto-Culver Co	10,305
1,279		Cabot Corp	49,331
911		Clorox Co	48,556
108	*	Dade Behring Holdings, Inc	6,018
1,600		Eastman Chemical Co	76,080
3,208	*	Hospira, Inc	98,165
645	*	ICOS Corp	15,570
300		International Flavors & Fragrances, Inc	11,460
559	*	Invitrogen Corp	30,739
4,971	*	King Pharmaceuticals, Inc	59,354
3,000	*	Millennium Pharmaceuticals, Inc	41,130
3,533		PPG Industries, Inc	216,502
4,761		Praxair, Inc	203,485
1,585	*	Protein Design Labs, Inc	31,034
3,293		Rohm & Haas Co	141,500
2,400		RPM International, Inc	42,360
400	*	Scotts Co (Class A)	25,660
2,258		Sherwin-Williams Co	99,262
1,092		Sigma-Aldrich Corp	63,336
1,056		Valspar Corp	49,294
1,639	*	Watson Pharmaceuticals, Inc	48,285

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,621,924

COAL MINING - 0.46%
689		Arch Coal, Inc	24,453
690		Consol Energy, Inc	24,074
1,558		Massey Energy Co	45,073
1,314		Peabody Energy Corp	78,183

		TOTAL COAL MINING	171,783

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

COMMUNICATIONS - 1.66%
4,421	*	American Tower Corp (Class A)	$67,862
475	*	Cablevision Systems Corp (Class A)	9,633
2,900		CenturyTel, Inc	99,296
574	*	Citadel Broadcasting Corp	7,359
300	*	Cox Radio, Inc (Class A)	4,476
1,926	*	Crown Castle International Corp	28,659
379	*	Entercom Communications Corp	12,378
823	*	Foundry Networks, Inc	7,810
600		Hearst-Argyle Television, Inc	14,670
993	*	Liberty Media International, Inc	33,128
1,409	*	NTL, Inc	87,457
30,486	*	Qwest Communications International, Inc	101,518
900	*	Radio One, Inc (Class D)	12,807
581		Telephone & Data Systems, Inc	48,903
200	*	U.S. Cellular Corp	8,630
1,608	*	UnitedGlobalcom, Inc (Class A)	12,012
1,878	*	Univision Communications, Inc (Class A)	59,364
100	*	West Corp	2,913

		TOTAL COMMUNICATIONS	618,875

DEPOSITORY INSTITUTIONS - 10.49%
7,196		AmSouth Bancorp	175,582
2,262		Associated Banc-Corp	72,542
1,600		Astoria Financial Corp	56,784
1,220		Bank Of Hawaii Corp	57,645
3,539		Banknorth Group, Inc	123,865
318	*	BOK Financial Corp	14,186
500		Capitol Federal Financial	16,090
800		City National Corp	51,960
2,500		Colonial Bancgroup, Inc	51,125
3,611		Comerica, Inc	214,313
1,323		Commerce Bancshares, Inc	63,623
2,600		Compass Bancshares, Inc	113,932
1,100		Cullen/Frost Bankers, Inc	51,117
2,550		First Horizon National Corp	110,568
1,700		FirstMerit Corp	44,719
2,420		Fulton Financial Corp	51,788
2,298		Greenpoint Financial Corp	106,305
3,353		Hibernia Corp (Class A)	88,553
923		Hudson United Bancorp	34,013
4,721		Huntington Bancshares, Inc	117,600
635		IndyMac Bancorp, Inc	22,987
716		International Bancshares Corp	26,313
1,554		M & T Bank Corp	148,718
4,600		Marshall & Ilsley Corp	185,380
1,622		Mercantile Bankshares Corp	77,791
4,200		National Commerce Financial Corp	143,682
5,442		New York Community Bancorp, Inc	111,779
2,358		North Fork Bancorp, Inc	104,813
2,835		Northern Trust Corp	115,668
750		People's Bank	26,798
9,577		Regions Financial Corp	316,616
2,000		Sky Financial Group, Inc	50,000
1,430		South Financial Group, Inc	40,326
6,789		SouthTrust Corp	282,830
7,000		Sovereign Bancorp, Inc	152,740
1,919		Synovus Financial Corp	50,182
358		TCF Financial Corp	10,844
1,140		UnionBanCal Corp	67,499
1,912		Valley National Bancorp	48,832
604		W Holding Co, Inc	11,476
1,573		Washington Federal, Inc	39,561
1,075		Webster Financial Corp	53,094

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

800		Whitney Holding Corp	$33,600
1,400		Wilmington Trust Corp	50,694
1,900		Zions Bancorp	115,976

		TOTAL DEPOSITORY INSTITUTIONS	3,904,509

EATING AND DRINKING PLACES - 0.33%
175	*	Brinker International, Inc	5,451
1,848		Darden Restaurants, Inc	43,095
154		Outback Steakhouse, Inc	6,396
2,020		Wendy's International, Inc	67,872

		TOTAL EATING AND DRINKING PLACES	122,814

EDUCATIONAL SERVICES - 0.01%
134	*	Laureate Education, Inc	4,987

		TOTAL EDUCATIONAL SERVICES	4,987

ELECTRIC, GAS, AND SANITARY SERVICES - 13.84%
1,336		AGL Resources, Inc	41,109
2,117	*	Allegheny Energy, Inc	33,787
605		Allete, Inc	19,663
2,200		Alliant Energy Corp	54,736
3,304	*	Allied Waste Industries, Inc	29,240
3,958		Ameren Corp	182,662
1,875		Aqua America, Inc	41,456
5,600		Centerpoint Energy, Inc	58,016
3,709		Cinergy Corp	146,876
5,722		Citizens Communications Co	76,618
4,965		Consolidated Edison, Inc	208,729
3,400		Constellation Energy Group, Inc	135,456
2,600		DPL, Inc	53,508
3,576		DTE Energy Co	150,871
5,700	*	Dynegy, Inc (Class A)	28,443
6,709		Edison International	177,856
13,216		El Paso Corp	121,455
3,000		Energy East Corp	75,540
1,300		Equitable Resources, Inc	70,603
3,809		FPL Group, Inc	260,231
1,400		Great Plains Energy, Inc	40,810
1,600		Hawaiian Electric Industries, Inc	42,464
3,300		KeySpan Corp	129,360
1,652		Kinder Morgan, Inc	103,779
2,398		MDU Resources Group, Inc	63,139
8,100	b*	Mirant Corp	3,321
1,400		National Fuel Gas Co	39,662
5,400		NiSource, Inc	113,454
2,700		Northeast Utilities	52,353
1,616	*	NRG Energy, Inc	43,535
1,100		NSTAR	54,010
1,700		OGE Energy Corp	42,891
2,113		Oneok, Inc	54,980
3,550		Pepco Holdings, Inc	70,645
8,200	*	PG&E Corp	249,280
1,881		Pinnacle West Capital Corp	78,062
3,865		PPL Corp	182,351
5,084		Progress Energy, Inc	215,257
4,878		Public Service Enterprise Group, Inc	207,803
2,000		Puget Energy, Inc	45,400
1,700		Questar Corp	77,894
6,099	*	Reliant Resources, Inc	56,904
3,100		Republic Services, Inc	92,256
2,300		SCANA Corp	85,882
4,219		Sempra Energy	152,686
3,800		TECO Energy, Inc	51,414

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

270		Texas Genco Holdings, Inc	$12,596
6,152		TXU Corp	294,804
1,007		UGI Corp	37,521
1,500		Vectren Corp	37,770
1,760		Westar Energy, Inc	35,552
1,088		Western Gas Resources, Inc	31,106
10,686		Williams Cos, Inc	129,301
2,400		Wisconsin Energy Corp	76,560
818		WPS Resources Corp	36,802
8,300		Xcel Energy, Inc	143,756

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,152,215

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 2.64%
1,100	*	Advanced Fibre Communications, Inc	17,490
3,407	*	Advanced Micro Devices, Inc	44,291
1,661		American Power Conversion Corp	28,885
421		Ametek, Inc	12,765
3,300	*	Applied Micro Circuits Corp	10,329
1,100		AVX Corp	13,035
10,696	*	CIENA Corp	21,178
1,789	*	Comverse Technology, Inc	33,687
4,234	*	Conexant Systems, Inc	6,817
968	*	Energizer Holdings, Inc	44,625
1,117	*	Fairchild Semiconductor International, Inc	15,828
500	*	Freescale Semiconductor, Inc	7,150
2,646	*	Gemstar-TV Guide International, Inc	14,950
478		Harris Corp	26,261
1,240		Hubbell, Inc (Class B)	55,589
248	*	International Rectifier Corp	8,506
1,567		Intersil Corp (Class A)	24,962
959		L-3 Communications Holdings, Inc	64,253
4,500	*	LSI Logic Corp	19,395
726		Maytag Corp	13,337
6,258	*	Micron Technology, Inc	75,284
488		Molex, Inc	14,552
752	*	Novellus Systems, Inc	19,996
752	*	Polycom, Inc	14,905
303	*	QLogic Corp	8,972
5,000	*	Sanmina-SCI Corp	35,250
3,146		Scientific-Atlanta, Inc	81,544
25,432	*	Sirius Satellite Radio, Inc	81,382
5,100	*	Tellabs, Inc	46,869
220	*	Utstarcom, Inc	3,544
2,451	*	Vishay Intertechnology, Inc	31,618
1,417		Whirlpool Corp	85,148

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	982,397

ENGINEERING AND MANAGEMENT SERVICES - 0.83%
2,758	*	BearingPoint, Inc	24,657
1,053		Fluor Corp	46,880
173	*	Jacobs Engineering Group, Inc	6,624
5,400		Monsanto Co	196,668
2,521		Servicemaster Co	32,420

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	307,249

FABRICATED METAL PRODUCTS - 0.60%
262	*	Alliant Techsystems, Inc	15,851
1,152		Ball Corp	43,119
1,100		Crane Co	31,812
188		Fortune Brands, Inc	13,929
567		Harsco Corp	25,458
1,200		Snap-On, Inc	33,072
1,442		Stanley Works	61,328

		TOTAL FABRICATED METAL PRODUCTS	224,569

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 2.26%
11,983		Archer Daniels Midland Co	$203,471
2,376		Campbell Soup Co	62,465
1,874	*	Constellation Brands, Inc (Class A)	71,324
500		Coors (Adolph) Co (Class B)	33,960
3,232	*	Dean Foods Co	97,025
3,763	*	Del Monte Foods Co	39,474
796		Hershey Foods Corp	37,181
1,500		Hormel Foods Corp	40,170
1,176		J.M. Smucker Co	52,226
709		McCormick & Co, Inc (Non-Vote)	24,347
492		Pepsi Bottling Group, Inc	13,358
1,451		PepsiAmericas Inc	27,714
301		Pilgrim's Pride Corp	8,151
1,735	*	Smithfield Foods, Inc	43,375
507		Tootsie Roll Industries, Inc	14,815
4,400		Tyson Foods, Inc (Class A)	70,488

		TOTAL FOOD AND KINDRED PRODUCTS	839,544

FOOD STORES - 1.60%
7,575		Albertson's, Inc	181,270
15,203	*	Kroger Co	235,951
9,196	*	Safeway, Inc	177,575

		TOTAL FOOD STORES	594,796

FURNITURE AND FIXTURES - 1.27%
869		Hillenbrand Industries, Inc	43,911
2,959		Johnson Controls, Inc	168,101
1,417		Lear Corp	77,156
2,452		Leggett & Platt, Inc	68,901
5,229	f	Newell Rubbermaid, Inc	104,789
800		Steelcase, Inc (Class A)	11,200

		TOTAL FURNITURE AND FIXTURES	474,058

FURNITURE AND HOMEFURNISHINGS STORES - 0.29%
3,300		Circuit City Stores, Inc (Circuit City Group)	50,622
520	*	Mohawk Industries, Inc	41,283
974		Pier 1 Imports, Inc	17,610

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	109,515

GENERAL BUILDING CONTRACTORS - 1.28%
1,325		Centex Corp	66,860
2,194		D.R. Horton, Inc	72,643
172	*	Hovnanian Enterprises, Inc (Class A)	6,897
695		KB Home	58,721
1,406		Lennar Corp (Class A)	66,926
200		Lennar Corp (Class B)	8,760
216		MDC Holdings, Inc	15,790
1,278		Pulte Homes, Inc	78,431
400		Ryland Group, Inc	37,064
655		Standard-Pacific Corp	36,922
581	*	Toll Brothers, Inc	26,918

		TOTAL GENERAL BUILDING CONTRACTORS	475,932

GENERAL MERCHANDISE STORES - 2.50%
1,414	*	Big Lots, Inc	17,293
1,431	*	BJ's Wholesale Club, Inc	39,124
1,227		Dillard's, Inc (Class A)	24,221
3,824		Federated Department Stores, Inc	173,724
5,036		J.C. Penney Co, Inc	177,670

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

968	*	Kmart Holding Corp	$84,671
5,930		May Department Stores Co	151,986
879		Neiman Marcus Group, Inc (Class A)	50,543
2,500		Saks, Inc	30,125
4,504		Sears Roebuck & Co	179,484

		TOTAL GENERAL MERCHANDISE STORES	928,841

HEALTH SERVICES - 0.54%
500	*	Community Health Systems, Inc	13,340
551		Health Management Associates, Inc (Class A)	11,257
200	*	Laboratory Corp Of America Holdings	8,744
369		Manor Care, Inc	11,055
9,588	*	Tenet Healthcare Corp	103,455
993	f*	Triad Hospitals, Inc	34,199
464		Universal Health Services, Inc (Class B)	20,184

		TOTAL HEALTH SERVICES	202,234

HOLDING AND OTHER INVESTMENT OFFICES - 11.07%
2,625		Allied Capital Corp	64,024
1,702		AMB Property Corp	63,008
2,400		Annaly Mortgage Management, Inc	41,112
1,956		Apartment Investment & Management Co (Class A)	68,030
4,034		Archstone-Smith Trust	127,636
1,349		Arden Realty, Inc	43,950
1,469		AvalonBay Communities, Inc	88,463
1,700		Boston Properties, Inc	94,163
1,000		BRE Properties, Inc (Class A)	38,350
812		Camden Property Trust	37,514
257		CBL & Associates Properties, Inc	15,664
1,000		Centerpoint Properties Trust	43,580
475		Chelsea Property Group, Inc	31,873
1,700		Crescent Real Estate Equities Co	26,758
11		Cross Timbers Royalty Trust	365
2,095		Developers Diversified Realty Corp	82,019
2,955		Duke Realty Corp	98,106
8,315		Equity Office Properties Trust	226,584
5,768		Equity Residential	178,808
1,062		Federal Realty Investment Trust	46,728
356		Fremont General Corp	8,241
1,230		Friedman Billings Ramsey Group, Inc	23,493
3,948		General Growth Properties, Inc	122,388
2,600		Health Care Property Investors, Inc	67,600
1,058		Health Care REIT, Inc	37,242
1,380		Hospitality Properties Trust	58,636
7,026		Host Marriott Corp	98,575
3,649		HRPT Properties Trust	40,103
1,706		Independence Community Bank Corp	66,619
4,422		iShares Russell Midcap Value Index Fund	442,642
2,268		iStar Financial, Inc	93,510
2,000		Kimco Realty Corp	102,600
1,736		Liberty Property Trust	69,162
1,220		Macerich Co	65,014
1,243		Mack-Cali Realty Corp	55,065
651		Mills Corp	33,767
2,123		New Plan Excel Realty Trust	53,075
770		Pan Pacific Retail Properties, Inc	41,657
3,800		Plum Creek Timber Co, Inc	133,114
5,510		Popular, Inc	144,913
3,736		Prologis	131,657
1,700		Public Storage, Inc	84,235
1,372		Reckson Associates Realty Corp	39,445
500		Regency Centers Corp	23,245
2,121		Rouse Co	141,852
885		Shurgard Storage Centers, Inc (Class A)	34,338

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

3,214		Simon Property Group, Inc	$172,367
793		SL Green Realty Corp	41,085
1,648		Thornburg Mortgage, Inc	47,808
1,800		Trizec Properties, Inc	28,746
2,633		United Dominion Realty Trust, Inc	52,212
764		Ventas, Inc	19,803
1,975		Vornado Realty Trust	123,793
170		Weingarten Realty Investors	5,612

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,120,349

HOTELS AND OTHER LODGING PLACES - 0.60%
1,173		Hilton Hotels Corp	22,099
482		Marriott International, Inc (Class A)	25,045
978	*	MGM Mirage	48,558
2,747		Starwood Hotels & Resorts Worldwide, Inc	127,516

		TOTAL HOTELS AND OTHER LODGING PLACES	223,218

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.02%
1,855	*	AGCO Corp	41,960
3,909	*	Apple Computer, Inc	151,474
100	*	Avocent Corp	2,603
201		Black & Decker Corp	15,565
103		Briggs & Stratton Corp	8,364
872	*	Cooper Cameron Corp	47,820
787		Cummins, Inc	58,151
1,500		Diebold, Inc	70,050
825		Dover Corp	32,068
3,099		Eaton Corp	196,508
1,203		ITT Industries, Inc	96,228
2,954	*	Maxtor Corp	15,361
700	*	National-Oilwell, Inc	23,002
2,369		Pall Corp	57,993
2,458		Parker Hannifin Corp	144,678
2,057		Pentair, Inc	71,810
2,116		Pitney Bowes, Inc	93,316
543	*	Sandisk Corp	15,812
1,467		SPX Corp	51,932
1,825	*	Storage Technology Corp	46,100
663		Timken Co	16,323
3,094	*	Western Digital Corp	27,196
14,985	*	Xerox Corp	210,989

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,495,303

INSTRUMENTS AND RELATED PRODUCTS - 1.27%
4,143		Applera Corp (Applied Biosystems Group)	78,178
412		Bausch & Lomb, Inc	27,377
5,841		Eastman Kodak Co	188,197
387	*	Mettler-Toledo International, Inc	18,274
1,400		PerkinElmer, Inc	24,108
1,348		Rockwell Automation, Inc	52,168
80		Roper Industries, Inc	4,597
258		Tektronix, Inc	8,579
673		Teleflex, Inc	28,603
1,509	*	Thermo Electron Corp	40,773

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	470,854

INSURANCE AGENTS, BROKERS AND SERVICE - 0.77%
6,494		AON Corp	186,638
100		Gallagher (Arthur J.) & Co	3,313
3,147	*	Medco Health Solutions, Inc	97,242

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	287,193

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

INSURANCE CARRIERS - 8.93%
96	*	Alleghany Corp	$26,198
1,092	*	Allmerica Financial Corp	29,353
1,700		Ambac Financial Group, Inc	135,915
700		American Financial Group, Inc	20,923
200		American National Insurance Co	19,358
1,750	*	Anthem, Inc	152,688
1,643		Assurant, Inc	42,718
1,361		Berkley (W.R.) Corp	57,380
2,904		Cigna Corp	202,206
3,061		Cincinnati Financial Corp	126,174
500	*	CNA Financial Corp	12,005
2,965	*	Conseco, Inc	52,362
581		Erie Indemnity Co (Class A)	29,643
3,308		Fidelity National Financial, Inc	126,035
1,610		First American Corp	49,636
2,562		Genworth Financial, Inc	59,695
978		HCC Insurance Holdings, Inc	29,487
2,321	*	Health Net, Inc	57,375
3,400	*	Humana, Inc	67,932
2,872		Jefferson-Pilot Corp	142,624
1,071		Leucadia National Corp	60,672
3,700		Lincoln National Corp	173,900
3,058		Loews Corp	178,893
100	*	Markel Corp	30,840
3,008		MBIA, Inc	175,096
500		Mercury General Corp	26,445
2,034		MGIC Investment Corp	135,363
1,091		Nationwide Financial Services, Inc (Class A)	38,305
200		Odyssey Re Holdings Corp	4,436
3,750		Old Republic International Corp	93,863
1,384	*	Pacificare Health Systems, Inc	50,793
1,900		PMI Group, Inc	77,102
6,569		Principal Financial Group	236,287
1,400		Protective Life Corp	55,034
1,272		Radian Group, Inc	58,805
600		Reinsurance Group Of America, Inc	24,720
2,872		Safeco Corp	131,107
600		Stancorp Financial Group, Inc	42,720
2,346		Torchmark Corp	124,760
488		Transatlantic Holdings, Inc	26,523
562		Unitrin, Inc	23,362
5,900		UnumProvident Corp	92,571
342	*	WellChoice, Inc	12,767
24		Wesco Financial Corp	8,436

		TOTAL INSURANCE CARRIERS	3,322,507

LUMBER AND WOOD PRODUCTS - 0.63%
5,200		Georgia-Pacific Corp	186,940
1,068		Rayonier, Inc	48,316

		TOTAL LUMBER AND WOOD PRODUCTS	235,256

METAL MINING - 0.50%
1,924		Phelps Dodge Corp	177,066
200		Southern Peru Copper Corp	10,332

		TOTAL METAL MINING	187,398

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.40%
3,186		Hasbro, Inc	59,897
4,884		Mattel, Inc	88,547

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	148,444

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

MISCELLANEOUS RETAIL - 0.71%
988	*	Barnes & Noble, Inc	$36,556
1,588		Borders Group, Inc	39,382
6,400	*	Office Depot, Inc	96,192
404		Omnicare, Inc	11,457
1,021	*	Rite Aid Corp	3,594
4,300	*	Toys 'R' Us, Inc	76,282

		TOTAL MISCELLANEOUS RETAIL	263,463

MOTION PICTURES - 0.07%
500		Blockbuster, Inc (Class A)	3,795
877		Metro-Goldwyn-Mayer, Inc	10,147
584		Regal Entertainment Group (Class A)	11,154

		TOTAL MOTION PICTURES	25,096

NONDEPOSITORY INSTITUTIONS - 0.96%
946		American Capital Strategies Ltd	29,648
3,239	*	AmeriCredit Corp	67,630
4,358		CIT Group, Inc	162,946
4,324	*	Providian Financial Corp	67,195
100		Student Loan Corp	14,175
298		Westcorp	12,671
71	*	WFS Financial, Inc	3,305

		TOTAL NONDEPOSITORY INSTITUTIONS	357,570

NONMETALLIC MINERALS, EXCEPT FUELS - 0.29%
2,096		Vulcan Materials Co	106,791

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	106,791

OIL AND GAS EXTRACTION - 3.63%
5,387		Chesapeake Energy Corp	85,276
500		Diamond Offshore Drilling, Inc	16,495
1,394		ENSCO International, Inc	45,542
2,402		EOG Resources, Inc	158,172
2,735		Kerr-McGee Corp	156,579
7,063		Marathon Oil Corp	291,561
596	*	Newfield Exploration Co	36,499
1,197		Noble Energy, Inc	69,713
242		Patterson-UTI Energy, Inc	4,615
2,476		Pioneer Natural Resources Co	85,372
1,060		Pogo Producing Co	50,297
1,200	*	Pride International, Inc	23,748
1,070	*	Rowan Cos, Inc	28,248
600		Tidewater, Inc	19,530
5,421		Unocal Corp	233,103
1,722	*	Varco International, Inc	46,184

		TOTAL OIL AND GAS EXTRACTION	1,350,934

PAPER AND ALLIED PRODUCTS - 1.55%
2,200		Bemis Co	58,476
1,799		Boise Cascade Corp	59,871
1,100		Bowater, Inc	42,009
4,200		MeadWestvaco Corp	133,980
1,200		Packaging Corp Of America	29,364
1,046	*	Pactiv Corp	24,320
5,209	*	Smurfit-Stone Container Corp	100,898
1,900		Sonoco Products Co	50,236
1,138		Temple-Inland, Inc	76,417

		TOTAL PAPER AND ALLIED PRODUCTS	575,571

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

PERSONAL SERVICES - 0.16%
523		Regis Corp	$21,035
6,182	*	Service Corp International	38,390

		TOTAL PERSONAL SERVICES	59,425

PETROLEUM AND COAL PRODUCTS - 2.25%
1,595		Amerada Hess Corp	141,955
1,400		Ashland, Inc	78,512
1,300		Lubrizol Corp	44,980
2,800		Lyondell Chemical Co	62,888
1,685		Murphy Oil Corp	146,207
799	*	Premcor, Inc	30,762
1,600		Sunoco, Inc	118,368
2,650		Valero Energy Corp	212,557

		TOTAL PETROLEUM AND COAL PRODUCTS	836,229

PRIMARY METAL INDUSTRIES - 0.84%
1,852	*	Andrew Corp	22,668
2,557		Engelhard Corp	72,491
322	*	International Steel Group, Inc	10,851
828		Nucor Corp	75,654
631		Precision Castparts Corp	37,892
2,300		United States Steel Corp	86,526
249		Worthington Industries, Inc	5,316

		TOTAL PRIMARY METAL INDUSTRIES	311,398

PRINTING AND PUBLISHING - 0.98%
831		Belo (A.H.) Corp Series A	18,731
400	*	Dex Media, Inc	8,468
200		Harte-Hanks, Inc	5,002
1,428		Knight Ridder, Inc	93,463
900		Lee Enterprises, Inc	41,706
400		McClatchy Co (Class A)	28,332
300		Media General, Inc (Class A)	16,785
287		New York Times Co (Class A)	11,222
4,466		R.R. Donnelley & Sons Co	139,875

		TOTAL PRINTING AND PUBLISHING	363,584

RAILROAD TRANSPORTATION - 1.84%
5,119	*	ADC Telecommunications, Inc	9,265
7,646		Burlington Northern Santa Fe Corp	292,918
4,419		CSX Corp	146,711
7,978		Norfolk Southern Corp	237,266

		TOTAL RAILROAD TRANSPORTATION	686,160

REAL ESTATE - 0.09%
600		Forest City Enterprises, Inc (Class A)	33,060

		TOTAL REAL ESTATE	33,060

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.12%
900		Reebok International Ltd	33,048
279	*	Sealed Air Corp	12,932

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	45,980

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

SECURITY AND COMMODITY BROKERS - 1.24%
1,637		A.G. Edwards, Inc	$56,673
2,200		Bear Stearns Cos, Inc	211,574
3,500	*	E*Trade Financial Corp	39,970
162		Federated Investors, Inc (Class B)	4,607
2,500	*	Instinet Group, Inc	12,575
4,949		Janus Capital Group, Inc	67,356
1,036		Jefferies Group, Inc	35,711
124		Nuveen Investments, Inc	3,670
1,200		Raymond James Financial, Inc	28,944

		TOTAL SECURITY AND COMMODITY BROKERS	461,080

STONE, CLAY, AND GLASS PRODUCTS - 0.24%
445		Florida Rock Industries, Inc	21,801
700		Lafarge North America, Inc	32,823
2,200	*	Owens-Illinois, Inc	35,200

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	89,824

TOBACCO PRODUCTS - 1.00%
1,181		Loews Corp (Carolina Group)	28,781
3,000		Reynolds American, Inc	204,120
3,440		UST, Inc	138,494

		TOTAL TOBACCO PRODUCTS	371,395

TRANSPORTATION BY AIR - 0.16%
1,707	*	AMR Corp	12,512
3,421		Southwest Airlines Co	46,594

		TOTAL TRANSPORTATION BY AIR	59,106

TRANSPORTATION EQUIPMENT - 2.53%
866		American Axle & Manufacturing Holdings, Inc	25,339
1,950		Autoliv, Inc	78,780
830		Brunswick Corp	37,981
3,100		Dana Corp	54,839
9,865		Delphi Corp	91,646
3,591		Genuine Parts Co	137,823
2,400		Goodrich Corp	75,264
502	*	Navistar International Corp	18,669
71		Oshkosh Truck Corp	4,051
3,612		Paccar, Inc	249,661
2,438		Textron, Inc	156,690
497	*	TRW Automotive Holdings Corp	9,368

		TOTAL TRANSPORTATION EQUIPMENT	940,111

TRANSPORTATION SERVICES - 0.19%
2,861		Sabre Holdings Corp	70,180

		TOTAL TRANSPORTATION SERVICES	70,180

TRUCKING AND WAREHOUSING - 0.21%
755		CNF, Inc	30,947
983	*	Yellow Roadway Corp	46,093

		TOTAL TRUCKING AND WAREHOUSING	77,040

WHOLESALE TRADE-DURABLE GOODS - 1.25%
1,815	*	Adesa, Inc	29,820
2,361	*	Arrow Electronics, Inc	53,311
2,400	*	Avnet, Inc	41,088
882		BorgWarner, Inc	38,182

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

638		Carlisle Cos, Inc	$40,787
706		Hughes Supply, Inc	21,220
2,502		IKON Office Solutions, Inc	30,074
2,114	*	Ingram Micro, Inc (Class A)	34,035
1,000		Martin Marietta Materials, Inc	45,270
1,188	*	Tech Data Corp	45,797
1,465		W.W. Grainger, Inc	84,457

		TOTAL WHOLESALE TRADE-DURABLE GOODS	464,041

WHOLESALE TRADE-NONDURABLE GOODS - 0.76%
1,686		AmerisourceBergen Corp	90,555
566		Brown-Forman Corp (Class B)	25,923
101	*	Henry Schein, Inc	6,293
3,277		McKesson Corp	84,055
2,800		Supervalu, Inc	77,140

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	283,966

		TOTAL COMMON STOCK
		(Cost $29,325,235 )	37,147,733

		TOTAL PORTFOLIO - 99.85%
		(Cost $29,331,777 )	37,155,211
		OTHER ASSETS & LIABILITIES, NET - 0.15%	55,095

		NET ASSETS - 100.00%	$37,210,306

	*	Non-income producing

	b	In bankruptcy

	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted to $138,988 or 0.37% of net assets.

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $29,337,811. Net unrealized appreciation of portfolio investments aggregated $7,817,400 of which $8,449,941 related to appreciated portfolio investments and $632,541 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment limitations on inudstry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

PREFERRED STOCK - 0.06%
TRANSPORTATION EQUIPMENT - 0.06%
774	*	United Defense Industries, Inc	$30,952

		TOTAL TRANSPORTATION EQUIPMENT	30,952

		TOTAL PREFERRED STOCK
		(Cost $23,700)	30,952

COMMON STOCK - 99.78%
AMUSEMENT AND RECREATION SERVICES - 0.48%
5,100	*	Caesars Entertainment, Inc	85,170
1,800		Harrah's Entertainment, Inc	95,364
600		International Speedway Corp (Class A)	29,940
643		Station Casinos, Inc	31,533

		TOTAL AMUSEMENT AND RECREATION SERVICES	242,007

APPAREL AND ACCESSORY STORES - 1.18%
1,569		Abercrombie & Fitch Co (Class A)	49,424
889		American Eagle Outfitters, Inc	32,760
1,133	*	AnnTaylor Stores Corp	26,512
1,400	*	Chico's FAS, Inc	47,880
1,500		Claire's Stores, Inc	37,560
2,500		Foot Locker, Inc	59,250
6,874		Limited Brands, Inc	153,221
1,700		Nordstrom, Inc	65,008
1,273	*	Pacific Sunwear Of California, Inc	26,797
2,600		Ross Stores, Inc	60,944
324		Talbots, Inc	8,032
758	*	Urban Outfitters, Inc	26,075

		TOTAL APPAREL AND ACCESSORY STORES	593,463

APPAREL AND OTHER TEXTILE PRODUCTS - 0.51%
300	*	Columbia Sportswear Co	16,350
2,100		Jones Apparel Group, Inc	75,180
1,800		Liz Claiborne, Inc	67,896
667		Polo Ralph Lauren Corp	24,259
1,500		VF Corp	74,175

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	257,860

AUTO REPAIR, SERVICES AND PARKING - 0.10%
1,086		Ryder System, Inc	51,085

		TOTAL AUTO REPAIR, SERVICES AND PARKING	51,085

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.51%
1,231	*	Advance Auto Parts	42,346
3,100	*	Autonation, Inc	52,948
974	*	Autozone, Inc	75,242
1,700	*	Carmax, Inc	36,635
1,097	*	Copart, Inc	20,766
700	*	O'Reilly Automotive, Inc	26,803

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	254,740

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.21%
1,000		Fastenal Co	$57,600
1,807		Louisiana-Pacific Corp	46,892

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	104,492

BUSINESS SERVICES - 7.78%
6,700	*	3Com Corp	28,274
2,243	*	Activision, Inc	31,110
1,255		Acxiom Corp	29,794
3,900		Adobe Systems, Inc	192,933
2,041	*	Affiliated Computer Services, Inc (Class A)	113,622
1,772	*	Akamai Technologies, Inc	24,897
743	*	Alliance Data Systems Corp	30,136
794	*	Ask Jeeves, Inc	25,972
2,000		Autodesk, Inc	97,260
6,338	*	BEA Systems, Inc	43,796
3,900	*	BMC Software, Inc	61,659
942		Brink's Co	28,420
4,500	*	Cadence Design Systems, Inc	58,680
2,467	*	Ceridian Corp	45,417
1,056		Certegy, Inc	39,294
1,300	*	Checkfree Corp	35,971
1,400	*	ChoicePoint, Inc	59,710
3,000	*	Citrix Systems, Inc	52,560
2,200	*	Cognizant Technology Solutions Corp	67,122
3,100	*	Computer Sciences Corp	146,010
6,800	*	Compuware Corp	35,020
2,400	*	Convergys Corp	32,232
900		Deluxe Corp	36,918
1,300	*	DST Systems, Inc	57,811
1,182	*	Dun & Bradstreet Corp	69,383
8,044		Electronic Data Systems Corp	155,973
2,400		Equifax, Inc	63,264
1,172		Fair Isaac Corp	34,222
3,237	*	Fiserv, Inc	112,842
716	*	Getty Images, Inc	39,595
1,800		GTECH Holdings Corp	45,576
1,200		Henry (Jack) & Associates, Inc	22,524
3,904		IMS Health, Inc	93,384
7,200	*	Interpublic Group Of Cos, Inc	76,248
2,930	*	Intuit, Inc	133,022
1,800	*	Iron Mountain, Inc	60,930
8,802	*	Juniper Networks, Inc	207,727
410	*	Kinetic Concepts, Inc	21,546
1,379	*	Lamar Advertising Co	57,380
1,000	*	Macromedia, Inc	20,080
1,500		Manpower, Inc	66,735
2,900	*	McAfee, Inc	58,290
1,531	*	Mercury Interactive Corp	53,401
1,473		MoneyGram International, Inc	25,159
1,600	*	Monster Worldwide, Inc	39,424
900		National Instruments Corp	27,243
700	*	NAVTEQ Corp	24,948
1,500	*	NCR Corp	74,385
6,600	*	Novell, Inc	41,646
5,493	*	Peoplesoft, Inc	109,036
444	*	Pixar	35,032
2,688	*	Red Hat, Inc	32,901
1,100	*	Rent-A-Center, Inc	28,446
1,200		Reynolds & Reynolds Co (Class A)	29,604
2,500		Robert Half International, Inc	64,425
7,100	*	Siebel Systems, Inc	53,534
4,800	*	SunGard Data Systems, Inc	114,096
1,609	*	Sybase, Inc	22,188

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

2,571	*	Synopsys, Inc	$40,699
3,295	*	TIBCO Software, Inc	28,040
700		Total System Services, Inc	17,668
5,534	*	Unisys Corp	57,111
4,118	*	VeriSign, Inc	81,866
7,101	*	Veritas Software Corp	126,398
368		Viad Corp	8,733
5,500	*	WebMD Corp	38,280
1,257	*	Westwood One, Inc	24,851

		TOTAL BUSINESS SERVICES	3,912,453

CHEMICALS AND ALLIED PRODUCTS - 6.59%
3,773		Air Products & Chemicals, Inc	205,176
1,183		Alberto-Culver Co	51,437
2,182		Allergan, Inc	158,304
447	*	American Pharmaceutical Partners, Inc	12,324
1,500	*	Amylin Pharmaceuticals, Inc	30,780
1,200	*	Andrx Corp	26,832
1,900		Avery Dennison Corp	124,982
1,464	*	Barr Pharmaceuticals, Inc	60,654
1,000		Cabot Corp	38,570
931	*	Cephalon, Inc	44,595
700	*	Charles River Laboratories International, Inc	32,060
1,820	*	Chiron Corp	80,444
1,050		Church & Dwight Co, Inc	29,463
2,488		Clorox Co	132,610
707	*	Dade Behring Holdings, Inc	39,393
1,300		Eastman Chemical Co	61,815
3,200		Ecolab, Inc	100,608
438	*	Eon Labs, Inc	9,505
1,800		Estee Lauder Cos (Class A)	75,240
113	*	Eyetech Pharmaceuticals, Inc	3,841
3,762	*	Genzyme Corp	204,690
2,591	*	Hospira, Inc	79,285
900	*	ICOS Corp	21,726
600	*	Idexx Laboratories, Inc	30,444
1,026	*	ImClone Systems, Inc	54,224
1,398		International Flavors & Fragrances, Inc	53,404
900	*	Invitrogen Corp	49,491
3,106	*	IVAX Corp	59,480
4,100	*	King Pharmaceuticals, Inc	48,954
431	*	Martek Biosciences Corp	20,964
931		Medicis Pharmaceutical Corp (Class A)	36,346
4,132	*	MedImmune, Inc	97,928
1,170	*	MGI Pharma, Inc	31,227
4,900	*	Millennium Pharmaceuticals, Inc	67,179
4,455		Mylan Laboratories, Inc	80,190
905	*	NBTY, Inc	19,512
1,387	*	Nektar Therapeutics	20,084
600	*	Neurocrine Biosciences, Inc	28,296
677	*	OSI Pharmaceuticals, Inc	41,608
2,800		PPG Industries, Inc	171,584
5,398		Praxair, Inc	230,711
1,500	*	Protein Design Labs, Inc	29,370
2,658		Rohm & Haas Co	114,214
2,000		RPM International, Inc	35,300
400	*	Scotts Co (Class A)	25,660
1,421	*	Sepracor, Inc	69,316
2,000		Sherwin-Williams Co	87,920
1,200		Sigma-Aldrich Corp	69,600
852		Valspar Corp	39,771
1,042	*	VCA Antech, Inc	21,496
1,900	*	Watson Pharmaceuticals, Inc	55,974

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,314,581

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

COAL MINING - 0.37%
907		Arch Coal, Inc	$32,189
1,495		Consol Energy, Inc	52,161
1,260		Massey Energy Co	36,452
1,062		Peabody Energy Corp	63,189

		TOTAL COAL MINING	183,991

COMMUNICATIONS - 2.34%
3,600	*	American Tower Corp (Class A)	55,260
6,530	*	Avaya, Inc	91,028
2,859	*	Cablevision Systems Corp (Class A)	57,981
2,307		CenturyTel, Inc	78,992
898	*	Citadel Broadcasting Corp	11,512
500	*	Cox Radio, Inc (Class A)	7,460
3,171	*	Crown Castle International Corp	47,184
600	*	Entercom Communications Corp	19,596
1,800	*	Foundry Networks, Inc	17,082
400		Global Payments, Inc	21,420
461		Hearst-Argyle Television, Inc	11,271
900	*	IDT Corp	13,122
11,276	*	Level 3 Communications, Inc	29,205
2,238	*	Liberty Media International, Inc	74,664
2,036	*	Nextel Partners, Inc (Class A)	33,757
946	*	NII Holdings, Inc (Class B)	38,985
1,145	*	NTL, Inc	71,070
24,600	*	Qwest Communications International, Inc	81,918
1,300	*	Radio One, Inc (Class D)	18,499
649	*	Spectrasite, Inc	30,179
822		Telephone & Data Systems, Inc	69,188
300	*	U.S. Cellular Corp	12,945
5,771	*	UnitedGlobalcom, Inc (Class A)	43,109
3,833	*	Univision Communications, Inc (Class A)	121,161
400	*	West Corp	11,652
1,258	*	Western Wireless Corp (Class A)	32,343
2,400	*	XM Satellite Radio Holdings, Inc	74,448

		TOTAL COMMUNICATIONS	1,175,031

DEPOSITORY INSTITUTIONS - 7.08%
5,800		AmSouth Bancorp	141,520
1,800		Associated Banc-Corp	57,726
1,400		Astoria Financial Corp	49,686
886		Bank Of Hawaii Corp	41,864
2,800		Banknorth Group, Inc	98,000
315	*	BOK Financial Corp	14,052
300		Capitol Federal Financial	9,654
700		City National Corp	45,465
2,000		Colonial Bancgroup, Inc	40,900
2,878		Comerica, Inc	170,809
1,200		Commerce Bancorp, Inc	66,240
1,050		Commerce Bancshares, Inc	50,495
2,035		Compass Bancshares, Inc	89,174
800		Cullen/Frost Bankers, Inc	37,176
2,100		First Horizon National Corp	91,056
1,300		FirstMerit Corp	34,197
1,890		Fulton Financial Corp	40,446
1,839		Greenpoint Financial Corp	85,072
2,595		Hibernia Corp (Class A)	68,534
1,200		Hudson City Bancorp, Inc	42,888
700		Hudson United Bancorp	25,795
3,900		Huntington Bancshares, Inc	97,149
900		IndyMac Bancorp, Inc	32,580
500		International Bancshares Corp	18,375
1,252		M & T Bank Corp	119,816

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

3,691		Marshall & Ilsley Corp	$148,747
1,400		Mercantile Bankshares Corp	67,144
3,400		National Commerce Financial Corp	116,314
4,433		New York Community Bancorp, Inc	91,054
1,488		NewAlliance Bancshares, Inc	21,353
2,845		North Fork Bancorp, Inc	126,460
3,244		Northern Trust Corp	132,355
600		People's Bank	21,438
7,658		Regions Financial Corp	253,173
1,600		Sky Financial Group, Inc	40,000
989		South Financial Group, Inc	27,890
5,478		SouthTrust Corp	228,213
5,700		Sovereign Bancorp, Inc	124,374
5,063		Synovus Financial Corp	132,397
2,400		TCF Financial Corp	72,696
749		UCBH Holdings, Inc	29,263
920		UnionBanCal Corp	54,473
1,680		Valley National Bancorp	42,907
1,191		W Holding Co, Inc	22,629
1,210		Washington Federal, Inc	30,432
900		Webster Financial Corp	44,451
700		Whitney Holding Corp	29,400
1,100		Wilmington Trust Corp	39,831
1,500		Zions Bancorp	91,560

		TOTAL DEPOSITORY INSTITUTIONS	3,557,223

EATING AND DRINKING PLACES - 1.10%
1,350		Applebee's International, Inc	34,128
1,685		Aramark Corp (Class B)	40,676
1,600	*	Brinker International, Inc	49,840
2,700		Darden Restaurants, Inc	62,964
1,000		Outback Steakhouse, Inc	41,530
1,000		Ruby Tuesday, Inc	27,870
800	*	The Cheesecake Factory, Inc	34,720
2,000		Wendy's International, Inc	67,200
4,808		Yum! Brands, Inc	195,493

		TOTAL EATING AND DRINKING PLACES	554,421

EDUCATIONAL SERVICES - 0.34%
1,600	*	Career Education Corp	45,488
1,600	*	Corinthian Colleges, Inc	21,568
1,100	*	DeVry, Inc	22,781
1,215	*	Education Management Corp	32,368
675	*	ITT Educational Services, Inc	24,334
589	*	Laureate Education, Inc	21,923

		TOTAL EDUCATIONAL SERVICES	168,462

ELECTRIC, GAS, AND SANITARY SERVICES - 8.63%
10,582	*	AES Corp	105,714
1,030		AGL Resources, Inc	31,693
2,108	*	Allegheny Energy, Inc	33,644
500		Allete, Inc	16,250
1,700		Alliant Energy Corp	42,296
4,300	*	Allied Waste Industries, Inc	38,055
3,000		Ameren Corp	138,450
1,625		Aqua America, Inc	35,929
4,800		Centerpoint Energy, Inc	49,728
3,100		Cinergy Corp	122,760
4,700		Citizens Communications Co	62,933
4,100		Consolidated Edison, Inc	172,364
2,800		Constellation Energy Group, Inc	111,552
2,200		DPL, Inc	45,276
3,000		DTE Energy Co	126,570

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

4,400	*	Dynegy, Inc (Class A)	$21,956
5,409		Edison International	143,393
11,000		El Paso Corp	101,090
2,600		Energy East Corp	65,468
1,100		Equitable Resources, Inc	59,741
3,067		FPL Group, Inc	209,537
1,200		Great Plains Energy, Inc	34,980
1,200		Hawaiian Electric Industries, Inc	31,848
2,800		KeySpan Corp	109,760
1,600		Kinder Morgan, Inc	100,512
1,900		MDU Resources Group, Inc	50,027
1,100		National Fuel Gas Co	31,163
4,400		NiSource, Inc	92,444
2,000		Northeast Utilities	38,780
1,302	*	NRG Energy, Inc	35,076
900		NSTAR	44,190
1,400		OGE Energy Corp	35,322
1,702		Oneok, Inc	44,286
2,800		Pepco Holdings, Inc	55,720
6,624	*	PG&E Corp	201,370
1,500		Pinnacle West Capital Corp	62,250
3,000		PPL Corp	141,540
4,092		Progress Energy, Inc	173,255
3,900		Public Service Enterprise Group, Inc	166,140
1,500		Puget Energy, Inc	34,050
1,300		Questar Corp	59,566
4,800	*	Reliant Resources, Inc	44,784
2,562		Republic Services, Inc	76,245
1,900		SCANA Corp	70,946
3,410		Sempra Energy	123,408
721	*	Stericycle, Inc	33,094
3,300		TECO Energy, Inc	44,649
200		Texas Genco Holdings, Inc	9,330
4,950		TXU Corp	237,204
748		UGI Corp	27,870
1,300		Vectren Corp	32,734
1,419		Westar Energy, Inc	28,664
881		Western Gas Resources, Inc	25,188
8,500		Williams Cos, Inc	102,850
1,900		Wisconsin Energy Corp	60,610
700		WPS Resources Corp	31,493
6,600		Xcel Energy, Inc	114,312

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,340,059

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 5.41%
1,056		Adtran, Inc	23,950
1,400	*	Advanced Fibre Communications, Inc	22,260
5,900	*	Advanced Micro Devices, Inc	76,700
28,473	*	Agere Systems, Inc (Class B)	29,042
6,218	*	Altera Corp	121,686
2,900		American Power Conversion Corp	50,431
1,052		Ametek, Inc	31,897
1,500	*	Amkor Technology, Inc	5,475
1,127	*	Amphenol Corp (Class A)	38,611
5,164	*	Applied Micro Circuits Corp	16,163
6,800	*	Atmel Corp	24,616
1,000		AVX Corp	11,850
9,427	*	CIENA Corp	18,665
3,247	*	Comverse Technology, Inc	61,141
7,695	*	Conexant Systems, Inc	12,389
1,200	*	Cree, Inc	36,636
2,000	*	Cypress Semiconductor Corp	17,680
1,400	*	Energizer Holdings, Inc	64,540
1,980	*	Fairchild Semiconductor International, Inc	28,057
2,100	*	Freescale Semiconductor, Inc	30,030

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

3,800	*	Gemstar-TV Guide International, Inc	$21,470
977		Harman International Industries, Inc	105,272
1,100		Harris Corp	60,434
900		Hubbell, Inc (Class B)	40,347
1,205	*	Integrated Circuit Systems, Inc	25,908
1,100	*	International Rectifier Corp	37,730
2,300		Intersil Corp (Class A)	36,639
2,800	*	Jabil Circuit, Inc	64,400
23,300	*	JDS Uniphase Corp	78,521
1,580		L-3 Communications Holdings, Inc	105,860
5,138		Linear Technology Corp	186,201
6,300	*	LSI Logic Corp	27,153
1,300		Maytag Corp	23,881
1,262	*	MEMC Electronic Materials, Inc	10,702
3,400		Microchip Technology, Inc	91,256
9,600	*	Micron Technology, Inc	115,488
2,200		Molex, Inc	65,604
5,959		National Semiconductor Corp	92,305
2,456	*	Novellus Systems, Inc	65,305
2,756	*	Nvidia Corp	40,017
791		Plantronics, Inc	34,203
2,800	*	PMC-Sierra, Inc	24,668
1,600	*	Polycom, Inc	31,712
1,700	*	QLogic Corp	50,337
1,600	*	Rambus, Inc	25,104
3,000		Rockwell Collins, Inc	111,420
9,100	*	Sanmina-SCI Corp	64,155
2,500		Scientific-Atlanta, Inc	64,800
1,234	*	Semtech Corp	23,656
529	*	Silicon Laboratories, Inc	17,505
20,524	*	Sirius Satellite Radio, Inc	65,677
7,000	*	Tellabs, Inc	64,330
1,500	*	Utstarcom, Inc	24,165
2,420	*	Vishay Intertechnology, Inc	31,218
1,200		Whirlpool Corp	72,108

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	2,721,370

ENGINEERING AND MANAGEMENT SERVICES - 1.77%
1,004	*	Affymetrix, Inc	30,833
2,500	*	BearingPoint, Inc	22,350
1,400	*	Celgene Corp	81,522
613		Corporate Executive Board Co	37,540
1,042	*	Covance, Inc	41,649
1,400		Fluor Corp	62,328
817	*	Gen-Probe, Inc	32,574
503	*	Hewitt Associates, Inc	13,309
934	*	Jacobs Engineering Group, Inc	35,763
4,500		Monsanto Co	163,890
2,100		Moody's Corp	153,825
900	*	Pharmaceutical Product Development, Inc	32,400
1,300		Quest Diagnostics, Inc	114,686
5,100		Servicemaster Co	65,586

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	888,255

FABRICATED METAL PRODUCTS - 0.84%
619	*	Alliant Techsystems, Inc	37,450
2,000		Ball Corp	74,860
900		Crane Co	26,028
2,429		Fortune Brands, Inc	179,965
683		Harsco Corp	30,667
900		Snap-On, Inc	24,804
1,100		Stanley Works	46,783

		TOTAL FABRICATED METAL PRODUCTS	420,557

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 1.91%
9,669		Archer Daniels Midland Co	$164,180
3,819		Campbell Soup Co	100,402
1,400	*	Constellation Brands, Inc (Class A)	53,284
500		Coors (Adolph) Co (Class B)	33,960
2,700	*	Dean Foods Co	81,054
3,000	*	Del Monte Foods Co	31,470
2,874		Hershey Foods Corp	134,245
1,300		Hormel Foods Corp	34,814
952		J.M. Smucker Co	42,278
2,400		McCormick & Co, Inc (Non-Vote)	82,416
2,533		Pepsi Bottling Group, Inc	68,771
1,180		PepsiAmericas Inc	22,538
251		Pilgrim's Pride Corp	6,797
1,411	*	Smithfield Foods, Inc	35,275
424		Tootsie Roll Industries, Inc	12,389
3,500		Tyson Foods, Inc (Class A)	56,070

		TOTAL FOOD AND KINDRED PRODUCTS	959,943

FOOD STORES - 1.14%
420	*	7-Eleven, Inc	8,392
6,107		Albertson's, Inc	146,141
12,244	*	Kroger Co	190,027
7,300	*	Safeway, Inc	140,963
1,027		Whole Foods Market, Inc	88,106

		TOTAL FOOD STORES	573,629

FURNITURE AND FIXTURES - 1.10%
1,300		Herman Miller, Inc	32,045
900		Hillenbrand Industries, Inc	45,477
1,000		HNI Corp	39,580
3,200		Johnson Controls, Inc	181,792
1,200		Lear Corp	65,340
3,200		Leggett & Platt, Inc	89,920
4,565	f	Newell Rubbermaid, Inc	91,483
700		Steelcase, Inc (Class A)	9,800

		TOTAL FURNITURE AND FIXTURES	555,437

FURNITURE AND HOMEFURNISHINGS STORES - 0.92%
4,990	*	Bed Bath & Beyond, Inc	185,179
3,300		Circuit City Stores, Inc (Circuit City Group)	50,622
800	*	Mohawk Industries, Inc	63,512
1,700		Pier 1 Imports, Inc	30,736
2,800		RadioShack Corp	80,192
1,400	*	Williams-Sonoma, Inc	52,570

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	462,811

GENERAL BUILDING CONTRACTORS - 1.39%
2,050		Centex Corp	103,443
3,870		D.R. Horton, Inc	128,136
504	*	Hovnanian Enterprises, Inc (Class A)	20,210
585		KB Home	49,427
2,044		Lennar Corp (Class A)	97,294
160		Lennar Corp (Class B)	7,008
341		MDC Holdings, Inc	24,927
100	*	NVR, Inc	55,100
1,749		Pulte Homes, Inc	107,336
400		Ryland Group, Inc	37,064
566		Standard-Pacific Corp	31,905
800	*	Toll Brothers, Inc	37,064

		TOTAL GENERAL BUILDING CONTRACTORS	698,914

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

GENERAL MERCHANDISE STORES - 1.93%
1,900	*	Big Lots, Inc	$23,237
1,160	*	BJ's Wholesale Club, Inc	31,714
996		Dillard's, Inc (Class A)	19,661
4,800		Dollar General Corp	96,720
1,900	*	Dollar Tree Stores, Inc	51,205
2,500		Family Dollar Stores, Inc	67,750
3,001		Federated Department Stores, Inc	136,335
4,047		J.C. Penney Co, Inc	142,778
785	*	Kmart Holding Corp	68,664
4,818		May Department Stores Co	123,485
713		Neiman Marcus Group, Inc (Class A)	40,998
2,400		Saks, Inc	28,920
3,535		Sears Roebuck & Co	140,870

		TOTAL GENERAL MERCHANDISE STORES	972,337

HEALTH SERVICES - 1.44%
805	*	Accredo Health, Inc	18,974
800	*	Community Health Systems, Inc	21,344
1,472	*	Coventry Health Care, Inc	78,561
1,500	*	DaVita, Inc	46,725
1,100	*	Express Scripts, Inc	71,874
4,000		Health Management Associates, Inc (Class A)	81,720
2,349	*	Laboratory Corp Of America Holdings	102,698
1,700	*	Lincare Holdings, Inc	50,507
1,600		Manor Care, Inc	47,936
1,200	*	Renal Care Group, Inc	38,676
8,000	*	Tenet Healthcare Corp	86,320
1,300	f*	Triad Hospitals, Inc	44,772
800		Universal Health Services, Inc (Class B)	34,800

		TOTAL HEALTH SERVICES	724,907

HOLDING AND OTHER INVESTMENT OFFICES - 6.36%
2,100		Allied Capital Corp	51,219
1,370		AMB Property Corp	50,717
1,800		Annaly Mortgage Management, Inc	30,834
1,565		Apartment Investment & Management Co (Class A)	54,431
3,256		Archstone-Smith Trust	103,020
1,085		Arden Realty, Inc	35,349
1,200		AvalonBay Communities, Inc	72,264
1,400		Boston Properties, Inc	77,546
835		BRE Properties, Inc (Class A)	32,022
660		Camden Property Trust	30,492
300		CBL & Associates Properties, Inc	18,285
800		Centerpoint Properties Trust	34,864
576		Chelsea Property Group, Inc	38,650
1,400		Crescent Real Estate Equities Co	22,036
1,689		Developers Diversified Realty Corp	66,124
2,363		Duke Realty Corp	78,452
6,699		Equity Office Properties Trust	182,548
4,700		Equity Residential	145,700
800		Federal Realty Investment Trust	35,200
1,056		Fremont General Corp	24,446
2,291		Friedman Billings Ramsey Group, Inc	43,758
3,600		General Growth Properties, Inc	111,600
2,200		Health Care Property Investors, Inc	57,200
851		Health Care REIT, Inc	29,955
1,000		Hospitality Properties Trust	42,490
5,344		Host Marriott Corp	74,976
2,900		HRPT Properties Trust	31,871
1,376		Independence Community Bank Corp	53,733
899		iShares Russell Midcap Index Fund	63,029

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,900		iStar Financial, Inc	$78,337
1,616		Kimco Realty Corp	82,901
1,409		Liberty Property Trust	56,135
1,000		Macerich Co	53,290
948		Mack-Cali Realty Corp	41,996
890		Mills Corp	46,164
1,711		New Plan Excel Realty Trust	42,775
646		Pan Pacific Retail Properties, Inc	34,949
3,100		Plum Creek Timber Co, Inc	108,593
4,456		Popular, Inc	117,193
3,010		Prologis	106,072
1,362		Public Storage, Inc	67,487
1,107		Reckson Associates Realty Corp	31,826
1,008		Regency Centers Corp	46,862
1,708		Rouse Co	114,231
643		Shurgard Storage Centers, Inc (Class A)	24,948
2,500		Simon Property Group, Inc	134,075
640		SL Green Realty Corp	33,158
1,300		Thornburg Mortgage, Inc	37,713
1,700		Trizec Properties, Inc	27,149
2,100		United Dominion Realty Trust, Inc	41,643
1,393		Ventas, Inc	36,107
1,600		Vornado Realty Trust	100,288
1,200		Weingarten Realty Investors	39,612

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,196,315

HOTELS AND OTHER LODGING PLACES - 1.23%
307		Choice Hotels International, Inc	17,680
6,366		Hilton Hotels Corp	119,935
1,120		Mandalay Resort Group	76,888
3,198		Marriott International, Inc (Class A)	166,168
987	*	MGM Mirage	49,005
3,437		Starwood Hotels & Resorts Worldwide, Inc	159,546
549	*	Wynn Resorts Ltd	28,378

		TOTAL HOTELS AND OTHER LODGING PLACES	617,600

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.97%
1,300	*	AGCO Corp	29,406
3,090	*	American Standard Cos, Inc	120,232
6,200	*	Apple Computer, Inc	240,250
671	*	Avocent Corp	17,466
5,530		Baker Hughes, Inc	241,772
1,300		Black & Decker Corp	100,672
372		Briggs & Stratton Corp	30,206
800	*	Cooper Cameron Corp	43,872
600		Cummins, Inc	44,334
1,200		Diebold, Inc	56,040
1,200		Donaldson Co, Inc	34,068
3,377		Dover Corp	131,264
2,502		Eaton Corp	158,652
1,100	*	FMC Technologies, Inc	36,740
1,200		Graco, Inc	40,200
2,029	*	Grant Prideco, Inc	41,574
1,539		ITT Industries, Inc	123,105
2,300	*	Lam Research Corp	50,324
2,158	*	Lexmark International, Inc	181,294
4,107	*	Maxtor Corp	21,356
1,300	*	National-Oilwell, Inc	42,718
5,300	*	Network Appliance, Inc	121,900
2,088		Pall Corp	51,114
2,000		Parker Hannifin Corp	117,720
1,600		Pentair, Inc	55,856
3,840		Pitney Bowes, Inc	169,344
2,682	*	Sandisk Corp	78,100

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,733	*	Smith International, Inc	$105,245
13,929	*	Solectron Corp	68,949
1,300		SPX Corp	46,020
1,900	*	Storage Technology Corp	47,994
4,100		Symbol Technologies, Inc	51,824
1,125		Timken Co	27,698
3,900	*	Western Digital Corp	34,281
13,290	*	Xerox Corp	187,123
900	*	Zebra Technologies Corp (Class A)	54,909

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,003,622

INSTRUMENTS AND RELATED PRODUCTS - 3.59%
3,500		Applera Corp (Applied Biosystems Group)	66,045
1,800		Bard (C.R.), Inc	101,934
880		Bausch & Lomb, Inc	58,476
1,000		Beckman Coulter, Inc	56,120
4,226		Biomet, Inc	198,115
538		Cooper Cos, Inc	36,880
1,836	*	Cytyc Corp	44,339
1,300		Dentsply International, Inc	67,522
4,761		Eastman Kodak Co	153,399
1,000	*	Edwards Lifesciences Corp	33,500
1,810	*	Fisher Scientific International, Inc	105,577
558	*	Flir Systems, Inc	32,643
654	*	Fossil, Inc	20,235
589	*	Inamed Corp	28,078
3,300	*	KLA-Tencor Corp	136,884
735	*	Mettler-Toledo International, Inc	34,707
819	*	Millipore Corp	39,189
2,120		PerkinElmer, Inc	36,506
500	*	Resmed, Inc	23,805
500	*	Respironics, Inc	26,720
3,000		Rockwell Automation, Inc	116,100
611		Roper Industries, Inc	35,108
1,300		Tektronix, Inc	43,225
600		Teleflex, Inc	25,500
3,200	*	Teradyne, Inc	42,880
2,800	*	Thermo Electron Corp	75,656
2,272	*	Varian Medical Systems, Inc	78,543
1,986	*	Waters Corp	87,583

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,805,269

INSURANCE AGENTS, BROKERS AND SERVICE - 0.76%
5,232		AON Corp	150,368
900		Brown & Brown, Inc	41,130
1,500		Gallagher (Arthur J.) & Co	49,695
4,501	*	Medco Health Solutions, Inc	139,081

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	380,274

INSURANCE CARRIERS - 5.74%
66	*	Alleghany Corp	18,011
883	*	Allmerica Financial Corp	23,735
1,800		Ambac Financial Group, Inc	143,910
500		American Financial Group, Inc	14,945
134		American National Insurance Co	12,970
2,302	*	Anthem, Inc	200,850
1,325		Assurant, Inc	34,450
1,183		Berkley (W.R.) Corp	49,875
2,400		Cigna Corp	167,112
2,415		Cincinnati Financial Corp	99,546
400	*	CNA Financial Corp	9,604
2,393	*	Conseco, Inc	42,260
500		Erie Indemnity Co (Class A)	25,510

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

2,640		Fidelity National Financial, Inc	$100,584
1,400		First American Corp	43,162
2,404		Genworth Financial, Inc	56,013
1,100		HCC Insurance Holdings, Inc	33,165
1,700	*	Health Net, Inc	42,024
2,600	*	Humana, Inc	51,948
2,324		Jefferson-Pilot Corp	115,410
900		Leucadia National Corp	50,985
2,896		Lincoln National Corp	136,112
2,467		Loews Corp	144,320
140	*	Markel Corp	43,176
2,399		MBIA, Inc	139,646
500		Mercury General Corp	26,445
1,640		MGIC Investment Corp	109,142
932		Nationwide Financial Services, Inc (Class A)	32,723
141		Odyssey Re Holdings Corp	3,127
3,000		Old Republic International Corp	75,090
1,400	*	Pacificare Health Systems, Inc	51,380
1,600		PMI Group, Inc	64,928
5,299		Principal Financial Group	190,605
1,100		Protective Life Corp	43,241
1,562		Radian Group, Inc	72,211
400		Reinsurance Group Of America, Inc	16,480
2,300		Safeco Corp	104,995
500		Stancorp Financial Group, Inc	35,600
1,850		Torchmark Corp	98,383
500		Transatlantic Holdings, Inc	27,175
800		Unitrin, Inc	33,256
5,100		UnumProvident Corp	80,019
332	*	WellChoice, Inc	12,394
19		Wesco Financial Corp	6,679

		TOTAL INSURANCE CARRIERS	2,883,196

LEATHER AND LEATHER PRODUCTS - 0.30%
3,100	*	Coach, Inc	131,502
300	*	Timberland Co (Class A)	17,040

		TOTAL LEATHER AND LEATHER PRODUCTS	148,542

LUMBER AND WOOD PRODUCTS - 0.38%
4,300		Georgia-Pacific Corp	154,585
830		Rayonier, Inc	37,549

		TOTAL LUMBER AND WOOD PRODUCTS	192,134

METAL MINING - 0.51%
2,600		Freeport-McMoRan Copper & Gold, Inc (Class A)	105,300
1,500		Phelps Dodge Corp	138,045
300		Southern Peru Copper Corp	15,498

		TOTAL METAL MINING	258,843

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.35%
2,500		Hasbro, Inc	47,000
7,017		Mattel, Inc	127,218

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	174,218

MISCELLANEOUS RETAIL - 1.10%
883	*	Barnes & Noble, Inc	32,671
1,500		Borders Group, Inc	37,200
1,181	*	Marvel Enterprises, Inc	17,195
1,100		Michaels Stores, Inc	65,131
536		MSC Industrial Direct Co (Class A)	18,267
5,200	*	Office Depot, Inc	78,156

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,724		Omnicare, Inc	$	>48,893
684	*	Petco Animal Supplies, Inc		22,339
2,500		Petsmart, Inc		70,975
7,153	*	Rite Aid Corp		25,179
2,440		Tiffany & Co		75,006
3,553	*	Toys 'R' Us, Inc		63,030

		TOTAL MISCELLANEOUS RETAIL		554,042

MOTION PICTURES - 0.11%
525	*	Avid Technology, Inc		24,607
636		Blockbuster, Inc (Class A)		4,827
942		Metro-Goldwyn-Mayer, Inc		10,899
580	*	NetFlix, Inc		8,944
418		Regal Entertainment Group (Class A)		7,984

		TOTAL MOTION PICTURES		57,261

NONDEPOSITORY INSTITUTIONS - 0.84%
1,200		American Capital Strategies Ltd		37,608
2,500	*	AmeriCredit Corp		52,200
1,068	*	CapitalSource, Inc		23,859
3,400		CIT Group, Inc		127,126
1,433		Doral Financial Corp		59,427
292	*	First Marblehead Corp		13,549
4,835	*	Providian Financial Corp		75,136
81		Student Loan Corp		11,482
378		Westcorp		16,073
109	*	WFS Financial, Inc		5,074

		TOTAL NONDEPOSITORY INSTITUTIONS		421,534

NONMETALLIC MINERALS, EXCEPT FUELS - 0.16%
1,600		Vulcan Materials Co		81,520

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS		81,520

OIL AND GAS EXTRACTION - 3.26%
2,600		BJ Services Co		136,266
4,022		Chesapeake Energy Corp		63,668
900		Diamond Offshore Drilling, Inc		29,691
2,600		ENSCO International, Inc		84,942
2,000		EOG Resources, Inc		131,700
715	*	Evergreen Resources, Inc		28,636
2,126		Kerr-McGee Corp		121,714
5,738		Marathon Oil Corp		236,865
936	*	Newfield Exploration Co		57,321
1,000		Noble Energy, Inc		58,240
1,171		Patina Oil & Gas Corp		34,626
2,674		Patterson-UTI Energy, Inc		50,993
2,100		Pioneer Natural Resources Co		72,408
1,000		Pogo Producing Co		47,450
1,900	*	Pride International, Inc		37,601
1,800	*	Rowan Cos, Inc		47,520
1,100		Tidewater, Inc		35,805
4,329		Unocal Corp		186,147
1,400	*	Varco International, Inc		37,548
4,246		XTO Energy, Inc		137,910

		TOTAL OIL AND GAS EXTRACTION		1,637,051

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

PAPER AND ALLIED PRODUCTS - 1.01%
1,600		Bemis Co	$42,528
1,455		Boise Cascade Corp	48,422
900		Bowater, Inc	34,371
3,400		MeadWestvaco Corp	108,460
900		Packaging Corp Of America	22,023
2,700	*	Pactiv Corp	62,775
4,300	*	Smurfit-Stone Container Corp	83,291
1,600		Sonoco Products Co	42,304
919		Temple-Inland, Inc	61,711

		TOTAL PAPER AND ALLIED PRODUCTS	505,885

PERSONAL SERVICES - 0.63%
2,100		Cintas Corp	88,284
2,700		H & R Block, Inc	133,434
736		Regis Corp	29,602
5,500	*	Service Corp International	34,155
741	*	Weight Watchers International, Inc	28,766

		TOTAL PERSONAL SERVICES	314,241

PETROLEUM AND COAL PRODUCTS - 1.31%
1,285		Amerada Hess Corp	114,365
1,100		Ashland, Inc	61,688
859		Lubrizol Corp	29,721
2,200		Lyondell Chemical Co	49,412
1,300		Murphy Oil Corp	112,801
700	*	Premcor, Inc	26,950
1,256		Sunoco, Inc	92,919
2,138		Valero Energy Corp	171,489

		TOTAL PETROLEUM AND COAL PRODUCTS	659,345

PRIMARY METAL INDUSTRIES - 0.75%
2,668	*	Andrew Corp	32,656
2,000		Engelhard Corp	56,700
282	*	International Steel Group, Inc	9,503
1,300		Nucor Corp	118,781
1,000		Precision Castparts Corp	60,050
1,882		United States Steel Corp	70,801
1,300		Worthington Industries, Inc	27,755

		TOTAL PRIMARY METAL INDUSTRIES	376,246

PRINTING AND PUBLISHING - 1.35%
1,500		Belo (A.H.) Corp Series A	33,810
900	*	Dex Media, Inc	19,053
971		Dow Jones & Co, Inc	39,432
1,000		EW Scripps Co	47,780
1,000		Harte-Hanks, Inc	25,010
1,308		Knight Ridder, Inc	85,609
700		Lee Enterprises, Inc	32,438
300		McClatchy Co (Class A)	21,249
393		Media General, Inc (Class A)	21,988
600		Meredith Corp	30,828
2,500		New York Times Co (Class A)	97,750
3,500		R.R. Donnelley & Sons Co	109,620
91		Washington Post Co (Class B)	83,720
900		Wiley (John) & Sons, Inc (Class A)	28,755

		TOTAL PRINTING AND PUBLISHING	677,042

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

RAILROAD TRANSPORTATION - 1.14%
13,405	*	ADC Telecommunications, Inc	$24,263
6,156		Burlington Northern Santa Fe Corp	235,836
3,700		CSX Corp	122,840
6,400		Norfolk Southern Corp	190,336

		TOTAL RAILROAD TRANSPORTATION	573,275

REAL ESTATE - 0.24%
1,825		Catellus Development Corp	48,381
511		Forest City Enterprises, Inc (Class A)	28,156
918		St. Joe Co	43,853

		TOTAL REAL ESTATE	120,390

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.19%
900		Reebok International Ltd	33,048
1,400	*	Sealed Air Corp	64,890

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	97,938

SECURITY AND COMMODITY BROKERS - 1.85%
1,200		A.G. Edwards, Inc	41,544
4,100	*	Ameritrade Holding Corp	49,241
1,700		Bear Stearns Cos, Inc	163,489
300		Blackrock, Inc	22,047
549		Chicago Mercantile Exchange	88,554
5,800	*	E*Trade Financial Corp	66,236
1,200		Eaton Vance Corp	48,468
1,300		Federated Investors, Inc (Class B)	36,972
2,200	*	Instinet Group, Inc	11,066
1,100		Investors Financial Services Corp	49,643
4,000		Janus Capital Group, Inc	54,440
700		Jefferies Group, Inc	24,129
1,654		Legg Mason, Inc	88,109
300		Nuveen Investments, Inc	8,880
1,050		Raymond James Financial, Inc	25,326
1,063		SEI Investments Co	35,802
1,800		T Rowe Price Group, Inc	91,692
1,200		Waddell & Reed Financial, Inc (Class A)	26,400

		TOTAL SECURITY AND COMMODITY BROKERS	932,038

STONE, CLAY, AND GLASS PRODUCTS - 0.15%
474		Florida Rock Industries, Inc	23,221
500		Lafarge North America, Inc	23,445
1,831	*	Owens-Illinois, Inc	29,296

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	75,962

TOBACCO PRODUCTS - 0.59%
838		Loews Corp (Carolina Group)	20,422
2,430		Reynolds American, Inc	165,337
2,750		UST, Inc	110,715

		TOTAL TOBACCO PRODUCTS	296,474

TRANSPORTATION BY AIR - 0.46%
2,651	*	AMR Corp	19,432
1,589	*	JetBlue Airways Corp	33,242
13,121		Southwest Airlines Co	178,708

		TOTAL TRANSPORTATION BY AIR	231,382

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

TRANSPORTATION EQUIPMENT - 1.86%
600		American Axle & Manufacturing Holdings, Inc	$17,556
1,575		Autoliv, Inc	63,630
1,573		Brunswick Corp	71,980
2,600		Dana Corp	45,994
8,200		Delphi Corp	76,178
1,300		Gentex Corp	45,669
2,898		Genuine Parts Co	111,225
1,900		Goodrich Corp	59,584
900	*	Navistar International Corp	33,471
585		Oshkosh Truck Corp	33,380
2,850		Paccar, Inc	196,992
800		Polaris Industries, Inc	44,656
2,000		Textron, Inc	128,540
400	*	TRW Automotive Holdings Corp	7,540

		TOTAL TRANSPORTATION EQUIPMENT	936,395

TRANSPORTATION SERVICES - 0.42%
1,418		C.H. Robinson Worldwide, Inc	65,781
1,700		Expeditors International Of Washington, Inc	87,890
2,310		Sabre Holdings Corp	56,664

		TOTAL TRANSPORTATION SERVICES	210,335

TRUCKING AND WAREHOUSING - 0.22%
800		CNF, Inc	32,792
898		Hunt (J.B.) Transport Services, Inc	33,352
335	*	Sirva, Inc	7,672
797	*	Yellow Roadway Corp	37,371

		TOTAL TRUCKING AND WAREHOUSING	111,187

WHOLESALE TRADE-DURABLE GOODS - 1.10%
1,500	*	Adesa, Inc	24,645
1,900	*	Arrow Electronics, Inc	42,902
2,100	*	Avnet, Inc	35,952
1,000		BorgWarner, Inc	43,290
493		Carlisle Cos, Inc	31,517
1,000		CDW Corp	58,030
1,018		Hughes Supply, Inc	30,611
2,300		IKON Office Solutions, Inc	27,646
1,700	*	Ingram Micro, Inc (Class A)	27,370
900		Martin Marietta Materials, Inc	40,743
1,000	*	Patterson Cos, Inc	76,560
1,000	*	Tech Data Corp	38,550
1,300		W.W. Grainger, Inc	74,945

		TOTAL WHOLESALE TRADE-DURABLE GOODS	552,761

WHOLESALE TRADE-NONDURABLE GOODS - 0.78%
1,900		AmerisourceBergen Corp	102,049
935		Brown-Forman Corp (Class B)	42,823
610	*	Endo Pharmaceuticals Holdings, Inc	11,200
700	*	Henry Schein, Inc	43,610
4,800		McKesson Corp	123,120
2,400		Supervalu, Inc	66,120

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	388,922

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

		TOTAL COMMON STOCK
		(Cost $38,929,438)	$50,159,267

		TOTAL PORTFOLIO - 99.84%
		(Cost $38,953,138 )	50,190,219
		OTHER ASSETS & LIABILITIES, NET - 0.16%	80,102

		NET ASSETS - 100.00%	$50,270,321

	*	Non-income producing

	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted to $136,255 or 0.27% of net assets.

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $39,026,804. Net unrealized appreciation of portfolio investments aggregated $11,163,415 of which $12,273,393 related to appreciated portfolio investments and $1,109,978 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment limitations on inudstry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

PREFERRED STOCK - 0.02%
HEALTH SERVICES - 0.02%
1,041	*	Bio-Reference Labs, Inc	$14,512

		TOTAL HEALTH SERVICES	14,512

		TOTAL PREFERRED STOCK
		(Cost $14,350)	14,512

COMMON STOCK - 100.65%
AGRICULTURAL PRODUCTION-CROPS - 0.13%
3,102		Delta & Pine Land Co	$82,979

		TOTAL AGRICULTURAL PRODUCTION-CROPS	82,979

AMUSEMENT AND RECREATION SERVICES - 0.92%
7,100	*	Alliance Gaming Corp	106,926
2,048	*	Argosy Gaming Co	80,282
800		Dover Downs Gaming & Entertainment, Inc	8,232
904	*	Isle Of Capri Casinos, Inc	17,510
2,525	*	MTR Gaming Group, Inc	23,533
3,300	*	Multimedia Games, Inc	51,150
496	*	Nevada Gold & Casinos, Inc	5,962
4,400	*	Penn National Gaming, Inc	177,760
1,164		Speedway Motorsports, Inc	38,796
2,817	*	WMS Industries, Inc	72,369
1,655		World Wrestling Federation Entertainment, Inc	20,224

		TOTAL AMUSEMENT AND RECREATION SERVICES	602,744

APPAREL AND ACCESSORY STORES - 1.20%
7,690	*	Aeropostale, Inc	201,478
1,050		Bebe Stores, Inc	22,176
1,292	*	Cache, Inc	19,380
839	*	Carter's, Inc	23,232
3,908	*	Casual Male Retail Group, Inc	20,478
1,566	*	Charlotte Russe Holding, Inc	17,978
2,460	*	Children's Place Retail Stores, Inc	58,819
5,150		Christopher & Banks Corp	82,452
1,267	*	Dress Barn, Inc	22,109
2,278		Finish Line, Inc (Class A)	70,436
1,133	*	Genesco, Inc	26,682
400		Goody's Family Clothing, Inc	3,368
3,461	*	Gymboree Corp	49,838
6,688	*	Hot Topic, Inc	113,964
1,500	*	JOS A. Bank Clothiers, Inc	41,520
470		Oshkosh B'gosh, Inc (Class A)	9,494
400	*	Shoe Carnival, Inc	4,716

		TOTAL APPAREL AND ACCESSORY STORES	788,120

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS - 0.67%
2,800	*	DHB Industries, Inc	$39,760
2,017	*	Guess?, Inc	35,923
1,884		Oxford Industries, Inc	70,179
7,799	*	Quiksilver, Inc	198,251
4,200	*	Warnaco Group, Inc	93,366

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	437,479

AUTO REPAIR, SERVICES AND PARKING - 0.10%
510	*	Amerco, Inc	19,339
1,209	*	Midas, Inc	19,586
1,159	*	Monro Muffler Brake, Inc	25,324

		TOTAL AUTO REPAIR, SERVICES AND PARKING	64,249

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.23%
800	*	America's Car Mart, Inc	27,000
5,656	*	CSK Auto Corp	75,338
200	*	MarineMax, Inc	4,504
664	*	Rush Enterprises, Inc	7,762
1,621	*	West Marine, Inc	34,657

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	149,261

BUSINESS SERVICES - 16.53%
4,800	*	@Road, Inc	20,256
2,945	*	24/7 Real Media, Inc	11,279
5,401		Aaron Rents, Inc	117,526
6,969	*	Actuate Corp	24,601
3,000	*	Administaff, Inc	35,100
3,200	*	Advent Software, Inc	53,856
3,600		Advo, Inc	111,384
4,424	*	Agile Software Corp	35,082
3,013	*	Altiris, Inc	95,361
1,645	*	AMN Healthcare Services, Inc	19,658
1,000	*	Ansoft Corp	15,900
1,900	*	Ansys, Inc	94,487
3,855	*	Anteon International Corp	141,286
6,600	*	Aquantive, Inc	63,690
4,321	*	Arbitron, Inc	158,192
1,902	*	Ariba, Inc	17,765
3,966	*	Armor Holdings, Inc	165,020
2,159	*	Ascential Software Corp	29,082
2,100	*	Asiainfo Holdings, Inc	10,248
5,705	*	Aspect Communications Corp	56,651
5,800	*	Aspen Technology, Inc	40,542
967	*	Asset Acceptance Capital Corp	16,410
5,700	*	Autobytel, Inc	51,129
1,212	*	Blue Coat Systems, Inc	17,453
4,749	*	Borland Software Corp	39,654
1,296		Brady Corp (Class A)	63,206
29,680	*	Brocade Communications Systems, Inc	167,687
4,069	*	CACI International, Inc (Class A)	214,757
2,756	*	Captaris, Inc	11,741
2,923	*	Carreker Corp	22,244
5,061		Catalina Marketing Corp	116,808
994	*	CCC Information Services Group, Inc	17,584
1,377		CDI Corp	28,229
4,003	*	Cerner Corp	173,165
10,108	*	Chordiant Software, Inc	29,414
4,500	*	Ciber, Inc	33,840
1,791	*	Clarus Corp	15,671
51,930	*	CMGI, Inc	62,835
17,867	*	CNET Networks, Inc	163,483
1,100		Computer Programs & Systems, Inc	22,066

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,600	*	Concord Communications, Inc	$23,205
3,600	*	Concur Technologies, Inc	37,764
4,390	*	Corillian Corp	20,238
2,300	*	CoStar Group, Inc	113,137
2,716	*	Covansys Corp	31,343
5,098	*	CSG Systems International, Inc	78,560
2,200	*	Cyberguard Corp	13,002
4,000	*	Cybersource Corp	19,320
5,197	*	Dendrite International, Inc	83,776
1,114	*	Digimarc Corp	10,071
4,800	*	Digital Insight Corp	65,424
4,412	*	Digital River, Inc	131,389
743	*	DigitalNet Holdings, Inc	22,450
11,967	*	DoubleClick, Inc	70,725
1,353	*	E.piphany, Inc	5,453
17,391	*	Earthlink, Inc	179,122
3,852	*	Echelon Corp	30,354
5,200	*	Eclipsys Corp	81,120
2,200	*	eCollege.com, Inc	21,230
1,691	*	Education Lending Group, Inc	24,993
2,853	*	Embarcadero Technologies, Inc	24,136
16,190	*	Enterasys Networks, Inc	25,904
8,941	*	Entrust, Inc	22,621
5,783	*	Epicor Software Corp	69,569
1,114	*	Equinix, Inc	34,278
3,300	*	eSpeed, Inc (Class A)	32,439
11,100	*	Extreme Networks, Inc	49,395
4,766	*	F5 Networks, Inc	145,172
2,820		Factset Research Systems, Inc	135,924
5,400	*	Filenet Corp	94,284
3,631	*	FindWhat.com	68,009
335	*	First Advantage Corp	5,380
3,406		Gevity HR, Inc	52,384
684	*	Greg Manning Auctions, Inc	7,654
112		Grey Global Group, Inc	111,440
2,600	*	GSI Commerce, Inc	22,906
6,900	*	Harris Interactive, Inc	45,471
1,762		Healthcare Services Group	31,646
2,268	*	Heidrick & Struggles International, Inc	65,364
1,116	*	Hudson Highland Group, Inc	32,576
5,399	*	Hyperion Solutions Corp	183,512
2,878	*	IDX Systems Corp	93,391
2,116	*	iGate Corp	7,787
2,126	*	Infocrossing, Inc	33,623
11,907	*	Informatica Corp	69,656
4,420	*	Infospace, Inc	209,461
4,500	*	infoUSA, Inc	40,095
943	*	Innovative Solutions & Support, Inc	23,132
560	*	Interactive Data Corp	10,539
4,050	*	Intergraph Corp	110,039
1,970	*	Internet Security Systems, Inc	33,490
1,013	*	Intersections, Inc	14,840
1,086	*	Intervideo, Inc	13,032
2,500	*	Intrado, Inc	25,275
6,244	*	Ipass, Inc	37,402
1,409	*	iPayment, Inc	56,585
787	*	IVAX Diagnostics, Inc	4,305
4,402	*	iVillage, Inc	26,412
411	*	JDA Software Group, Inc	4,447
2,215	*	Jupitermedia Corp	39,427
4,258	*	Keane, Inc	65,403
187		Kelly Services, Inc (Class A)	4,995
1,300	*	Keynote Systems, Inc	18,408
3,458	*	Kforce, Inc	28,978
4,766	*	KFX ,Inc	36,746
976	*	Kintera, Inc	9,213

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

4,327	*	Korn/Ferry International	$78,881
4,345	*	Kronos, Inc	192,440
5,705	*	Labor Ready, Inc	79,984
1,138	*	Lawson Software, Inc	6,373
6,507	*	Lionbridge Technologies	55,895
13,000	*	Looksmart Ltd	19,110
6,843	*	Macrovision Corp	164,779
3,400	*	Magma Design Automation, Inc	51,272
4,232	*	Manhattan Associates, Inc	103,345
1,461	*	Mantech International Corp (Class A)	27,350
3,376	*	Manugistics Group, Inc	8,035
3,500	*	MAPICS, Inc	31,675
475	*	Mapinfo Corp	5,130
528	*	Marchex, Inc	6,579
1,500	*	MarketWatch, Inc	18,735
665	*	Marlin Business Services, Inc	12,475
6,600	*	Matrixone, Inc	33,396
1,325		McGrath RentCorp	48,429
800	*	MedQuist, Inc	10,440
9,600	*	Mentor Graphics Corp	105,264
10,862	*	Micromuse, Inc	39,972
1,700	*	MicroStrategy, Inc	69,853
5,800	*	Midway Games, Inc	57,536
13,966	*	Mindspeed Technologies, Inc	27,932
4,000	*	MPS Group, Inc	33,640
449	*	MRO Software, Inc	4,490
1,500	*	MSC.Software Corp	12,060
786	*	National Processing, Inc	20,845
1,407		NDCHealth Corp	22,582
500	*	Neoforma, Inc	4,655
4,500	*	Netegrity, Inc	33,795
1,103	*	Netratings, Inc	19,666
2,100	*	Netscout Systems, Inc	11,193
2,357	*	Network Equipment Technologies, Inc	15,580
4,400	*	NIC, Inc	23,584
1,886	*	Open Solutions, Inc	47,093
1,700	*	Opnet Technologies, Inc	17,442
7,400	*	Opsware, Inc	41,514
4,642	*	Packeteer, Inc	50,180
2,056	*	PalmSource, Inc	42,641
19,504	*	Parametric Technology Corp	102,981
2,398	*	PC-Tel, Inc	19,807
2,100	*	PDF Solutions, Inc	25,515
1,142	*	PDI, Inc	30,823
201	*	PEC Solutions, Inc	2,356
1,357	*	Pegasus Solutions, Inc	16,175
1,500	*	Pegasystems, Inc	10,470
2,776	*	Perot Systems Corp (Class A)	44,583
1,977	*	PLATO Learning, Inc	17,477
4,460	*	Portal Software, Inc	12,176
1,800	*	Portfolio Recovery Associates, Inc	52,902
4,200	*	Progress Software Corp	83,580
417	*	Proxymed, Inc	4,157
1,800		QAD, Inc	12,546
500	*	Quality Systems, Inc	25,255
6,854	*	Quest Software, Inc	76,216
2,068	*	Radisys Corp	28,849
15,712	*	RealNetworks, Inc	73,218
1,200		Renaissance Learning, Inc	26,004
2,387	*	Rent-Way, Inc	16,351
8,000	*	Retek, Inc	36,480
2,204	*	Rewards Network, Inc	14,701
2,800		Rollins, Inc	68,012
8,562	*	RSA Security, Inc	165,247
9,721	*	S1 Corp	77,574
1,630	*	SafeNet, Inc	42,999

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

11,000	*	Sapient Corp	$83,930
8,679	*	Scansoft, Inc	35,410
5,100	*	Secure Computing Corp	38,709
7,400	*	Seebeyond Technology Corp	22,792
3,500	*	Serena Software, Inc	58,555
679	*	SI International, Inc	14,877
3,087	*	Sohu.com, Inc	51,337
4,619	*	SonicWALL, Inc	31,224
6,285	*	Sotheby's Holdings, Inc (Class A)	98,800
2,630	*	Source Interlink Cos, Inc	25,564
1,800	*	SPSS, Inc	23,994
1,807	*	SRA International, Inc (Class A)	93,169
1,900		SS&C Technologies, Inc	37,107
1,600		Startek, Inc	50,176
1,700	*	Stellent, Inc	13,107
1,250	*	Stratasys, Inc	39,444
5,000	*	SupportSoft, Inc	48,700
1,200	*	Sykes Enterprises, Inc	5,508
1,000		Syntel, Inc	16,530
5,192	*	Take-Two Interactive Software, Inc	170,557
529		Talx Corp	12,215
3,668	*	TeleTech Holdings, Inc	34,626
2,441	*	THQ, Inc	47,502
443	*	TippingPoint Technologies, Inc	10,570
11,643	*	Titan Corp	162,653
567	*	TNS, Inc	11,000
2,700	*	TradeStation Group, Inc	16,551
5,270	*	Transaction Systems Architects, Inc (Class A)	97,943
300	*	Travelzoo, Inc	15,600
3,883	*	Trizetto Group, Inc	22,638
6,555	*	Tumbleweed Communications Corp	16,584
5,104	*	Tyler Technologies, Inc	45,119
2,372	*	Ultimate Software Group, Inc	29,128
7,408	*	United Online, Inc	71,265
11,108	*	Valueclick, Inc	104,860
1,653	*	Verint Systems, Inc	60,897
584	*	Verity, Inc	7,522
20,998	*	Vignette Corp	27,927
2,700	*	WatchGuard Technologies, Inc	12,636
4,179	*	WebEx Communications, Inc	91,186
5,333	*	webMethods, Inc	28,372
3,200	*	Websense, Inc	133,344
9,813	*	Wind River Systems, Inc	119,719
2,880	*	Witness Systems, Inc	46,282
3,120	*	Zix Corp	14,290

		TOTAL BUSINESS SERVICES	10,865,976

CHEMICALS AND ALLIED PRODUCTS - 9.74%
5,124	*	Abgenix, Inc	50,523
2,500	*	Able Laboratories, Inc	47,900
2,100		Aceto Corp	30,240
5,400	*	Adolor Corp	60,750
1,128	*	Advancis Pharmaceutical Corp	9,193
400	*	Albany Molecular Research, Inc	3,840
3,753	*	Alexion Pharmaceuticals, Inc	67,554
12,419	*	Alkermes, Inc	143,315
678		American Vanguard Corp	24,232
3,215	*	Array Biopharma, Inc	22,473
2,724	*	Atherogenics, Inc	89,756
3,075	*	Atrix Laboratories, Inc	94,372
10,565	*	Avant Immunotherapeutics, Inc	18,066
724	*	Barrier Therapeutics, Inc	8,804
2,200	*	Benthley Pharmaceuticals, Inc	23,298
2,211	*	BioCryst Pharmaceuticals, Inc	11,276
2,923	*	Bioenvision, Inc	23,355

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

9,000	*	BioMarin Pharmaceutical, Inc	$46,710
1,810	*	Biosite, Inc	88,618
2,119	*	Bone Care International, Inc	51,492
1,900	*	Bradley Pharmaceuticals, Inc	38,665
2,152	*	CancerVax Corp	17,431
1,119	*	Caraco Pharmaceutical Laboratories Ltd	8,616
7,100	*	Cell Therapeutics, Inc	48,706
1,700	*	Chattem, Inc	54,825
4,300	*	Connetics Corp	116,186
531	*	Corcept Therapeutics, Inc	4,163
781	*	Corgentech, Inc	13,332
7,471	*	Corixa Corp	31,079
4,431	*	Cubist Pharmaceuticals, Inc	43,778
5,804	*	Curis, Inc	25,828
4,176	*	Cypress Bioscience, Inc	48,734
2,200	*	Cytogen Corp	23,188
845	*	Cytokinetics, Inc	11,239
645	*	DEL Laboratories, Inc	21,285
8,004	*	Dendreon Corp	67,314
3,200		Diagnostic Products Corp	130,784
2,000	*	Digene Corp	51,920
6,500	*	Discovery Laboratories, Inc	43,550
2,000	*	Dov Pharmaceutical, Inc	34,280
4,700	*	Durect Corp	6,580
2,127	*	Dusa Pharmaceuticals, Inc	24,418
789	*	Dynavax Technologies Corp	4,292
3,201	*	Elizabeth Arden, Inc	67,413
7,292	*	Encysive Pharmaceuticals, Inc	65,847
3,581	*	Enzon, Inc	57,117
3,176	*	EPIX Pharmaceuticals, Inc	61,329
3,387	*	First Horizon Pharmaceutical	67,774
7,392	*	Genaera Corp	28,903
12,342	*	Genelabs Technologies	32,213
8,300	*	Genta, Inc	22,327
2,120		Georgia Gulf Corp	94,531
6,450	*	Geron Corp	38,636
692	*	GTx, Inc	8,069
3,497	*	Guilford Pharmaceuticals, Inc	17,485
1,950	*	Hollis-Eden Pharmaceuticals	21,002
5,526	*	Ilex Oncology, Inc	139,089
16,100	*	IMC Global, Inc	279,979
4,093	*	Immucor, Inc	101,302
4,941	*	Immunogen, Inc	24,952
6,000	*	Immunomedics, Inc	15,600
6,775	*	Impax Laboratories, Inc	104,064
5,219	*	Indevus Pharmaceuticals, Inc	37,003
6,813	*	Inkine Pharmaceutical Co	34,610
5,300	*	Inspire Pharmaceuticals, Inc	83,369
684		Inter Parfums, Inc	9,337
3,976	*	InterMune, Inc	46,877
1,038	*	Inverness Medical Innovations, Inc	21,590
7,300	*	Isis Pharmaceuticals, Inc	35,770
2,996	*	Isolagen, Inc	28,312
1,627	*	Kos Pharmaceuticals, Inc	57,937
413		Kronos Worldwide, Inc	16,396
5,050	*	KV Pharmaceutical Co (Class A)	90,395
900	*	Lannett Co, Inc	8,730
10,363	*	Ligand Pharmaceuticals, Inc (Class B)	103,837
3,702		MacDermid, Inc	107,210
1,925		Mannatech, Inc	26,989
888	*	Marshall Edwards, Inc	7,881
3,791	*	Medarex, Inc	27,978
6,700	*	Medicines Co	161,738
1,828	*	Myogen, Inc	14,807
7,976	*	Nabi Biopharmaceuticals	106,719
400		Nature's Sunshine Products, Inc	6,068

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,408	*	Neose Technologies, Inc	$18,060
3,312	*	Neurogen Corp	21,396
1,143	*	NitroMed, Inc	27,249
600		NL Industries, Inc	10,986
2,663	*	Northfield Laboratories, Inc	35,604
3,200	*	Noven Pharmaceuticals, Inc	66,688
5,200	*	NPS Pharmaceuticals, Inc	113,256
1,053	*	Nutraceutical International Corp	14,837
4,026	*	Nuvelo, Inc	39,777
3,739		Olin Corp	74,780
2,096	*	Omnova Solutions, Inc	12,639
4,832	*	Onyx Pharmaceuticals, Inc	207,824
5,600	*	OraSure Technologies, Inc	35,280
3,700	*	Pain Therapeutics, Inc	26,603
7,100	*	Palatin Technologies, Inc	20,661
4,780	*	Par Pharmaceutical Cos, Inc	171,745
2,400	*	Penwest Pharmaceuticals Co	27,096
18,000	*	Peregrine Pharmaceuticals, Inc	28,980
1,266	*	PetMed Express, Inc	6,014
2,746	*	Pharmacyclics, Inc	28,311
2,042	*	Pharmion Corp	105,563
3,725		PolyMedica Corp	114,730
3,300	*	Pozen, Inc	28,842
1,700	*	Progenics Pharmaceuticals	24,905
380		Quaker Chemical Corp	9,177
3,900	*	Quidel Corp	17,667
699	*	Renovis, Inc	5,599
5,073	*	Salix Pharmaceuticals Ltd	109,171
1,215	*	Santarus, Inc	11,020
6,500	*	Sciclone Pharmaceuticals, Inc	23,140
2,549	*	Serologicals Corp	59,468
6,200	*	SuperGen, Inc	38,316
2,009	*	SurModics, Inc	47,714
3,300	*	Tanox, Inc	55,671
716	*	Tercica, Inc	6,444
3,900	*	Third Wave Technologies, Inc	26,832
2,700	*	United Therapeutics Corp	94,311
1,520	*	USANA Health Sciences, Inc	52,896
8,899		Valeant Pharmaceuticals International	214,644
3,290	*	Vaxgen, Inc	43,922
5,553	*	Vertex Pharmaceuticals, Inc	58,307
3,086	*	Vicuron Pharmaceuticals, Inc	45,302
7,788	*	Vion Pharmaceuticals, Inc	32,787
2,144		West Pharmaceutical Services, Inc	44,702
6,108	*	Zila, Inc	25,165
2,728	*	Zymogenetics, Inc	47,576

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,398,802

COMMUNICATIONS - 1.89%
556	*	AirGate PCS, Inc	10,898
4,466	*	Airspan Networks, Inc	24,250
10,313	*	Alamosa Holdings, Inc	78,791
900	*	Beasley Broadcast Group, Inc (Class A)	14,130
1,480	*	Boston Communications Group	12,980
1,507	*	Commonwealth Telephone Enterprises, Inc	65,630
1,089	*	Crown Media Holdings, Inc (Class A)	9,093
3,905	*	Cumulus Media, Inc (Class A)	56,193
8,102	*	Dobson Communications Corp (Class A)	10,776
3,210	*	Emmis Communications Corp (Class A)	57,973
3,620	*	Entravision Communications Corp (Class A)	27,548
617	*	Fisher Communications, Inc	29,616
1,185		Golden Telecom, Inc	33,808
3,206	*	Insight Communications Co, Inc	28,213
20,925	*	Internap Network Services Corp	14,020
600	*	ITC Deltacom, Inc	2,646

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,600	*	j2 Global Communications, Inc	$82,134
1,500	*	Lodgenet Entertainment Corp	19,800
4,646	*	Mediacom Communications Corp	30,338
740	*	Metrocall Holdings, Inc	47,989
4,829	*	Net2Phone, Inc	15,549
1,347	*	Nexstar Broadcasting Group, Inc	11,476
2,144		North Pittsburgh Systems, Inc	44,402
2,595	*	Novatel Wireless, Inc	60,983
3,800	*	Paxson Communications Corp	5,130
8,600	*	PTEK Holdings, Inc	73,702
5,300	b*	RCN Corp	302
2,391	*	Regent Communications, Inc	13,533
2,200	*	Saga Communications, Inc (Class A)	37,290
1,300	*	Salem Communications Corp (Class A)	32,916
100		Shenandoah Telecom Co	2,561
3,936		Sinclair Broadcast Group, Inc (Class A)	28,733
5,000	*	Spanish Broadcasting System, Inc (Class A)	49,200
1,660		SureWest Communications	47,592
30,718	*	Terremark Worldwide, Inc	19,660
6,500	*	Tivo, Inc	43,030
9,933	*	Ubiquitel, Inc	39,732
2,800	v*	Wiltel Communications Group, Inc Escrow Rts	0
6,655	*	Wireless Facilities, Inc	46,385
1,300	*	Young Broadcasting, Inc (Class A)	14,131

		TOTAL COMMUNICATIONS	1,243,133

DEPOSITORY INSTITUTIONS - 5.91%
1,220	*	ACE Cash Express, Inc	31,769
1,287		Arrow Financial Corp	38,636
100	*	Bancorp Bank	2,035
1,600		Bank Of The Ozarks, Inc	47,568
544		BankAtlantic Bancorp, Inc (Class A)	9,966
936	*	BFC Financial Corp	10,296
533		Boston Private Financial Holdings, Inc	13,304
200		Bryn Mawr Bank Corp	4,016
225		Capital City Bank Group, Inc	8,710
572	*	Capital Crossing Bank	14,552
2,281		Cascade Bancorp	44,251
4,018		Cathay General Bancorp	149,429
100		CB Bancshares, Inc	9,500
1,270		Center Financial Corp	24,155
675		Charter Financial Corp	22,903
100		City Bank	3,498
321		City Holding Co	10,558
100		Clifton Savings Bancorp, Inc	1,166
1,551		Coastal Financial Corp	22,412
1,950		CoBiz, Inc	32,234
166		Columbia Bancorp	4,837
3,121		Commercial Capital Bancorp, Inc	70,815
4,285		CVB Financial Corp	95,213
6,997		East West Bancorp, Inc	235,029
3,100	*	Euronet Worldwide, Inc	58,032
492		Fidelity Bankshares, Inc	18,297
4,538		First Bancorp (Puerto Rico)	219,185
1,051		First Busey Corp (Class A)	20,085
100		First Financial Bankshares, Inc	4,016
1,508		First Financial Holdings, Inc	47,140
2,913		First Midwest Bancorp, Inc	100,673
1,522		First National Bankshares of Florida, Inc	37,365
3,500		Flagstar Bancorp, Inc	74,480
2,885		FNB Corp	63,845
879		Frontier Financial Corp	31,029
1,757		Glacier Bancorp, Inc	51,234
2,275		Gold Banc Corp, Inc	30,690
686		Great Southern Bancorp, Inc	21,438
1,601		Hanmi Financial Corp	48,350
771		Harbor Florida Bancshares, Inc	23,978
3,727		Harleysville National Corp	91,349

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,145		Independent Bank Corp (Massachusetts)	$35,392
1,298		Independent Bank Corp (Michigan)	35,046
132		Macatawa Bank Corp	3,703
794		Main Street Banks, Inc	24,296
1,100		MB Financial, Inc	43,604
228		MBT Financial Corp	4,476
688		Mercantile Bank Corp	23,970
711		Midwest Banc Holdings, Inc	13,665
2,800		Nara Bancorp, Inc	56,420
338		NASB Financial, Inc	13,324
100		Oak Hill Financial, Inc	3,478
5,088	*	Ocwen Financial Corp	46,555
1,932		Old Second Bancorp, Inc	54,038
2,673		Pacific Capital Bancorp	79,067
794		Park National Corp	101,021
1,040		Peapack Gladstone Financial Corp	31,564
368		Pennrock Financial Services Corp	10,216
275		PFF Bancorp, Inc	10,524
4,014		Provident Bancorp, Inc	47,124
113		Provident Financial Services, Inc	1,949
3,921		R & G Financial Corp (Class B)	151,547
250		S & T Bancorp, Inc	8,928
1,084		S.Y. Bancorp, Inc	24,466
700		Seacoast Banking Corp Of Florida	14,952
100	*	Signature Bank	2,675
4,200	*	Silicon Valley Bancshares	156,114
702		Smithtown Bancorp, Inc	17,550
9,042		Southwest Bancorp Of Texas, Inc	182,106
220		State Bancorp, Inc	4,983
1,065		Sterling Bancorp	28,808
757		Sterling Financial Corp (Pennsylvania)	20,318
2,045	*	Texas Capital Bancshares, Inc	37,117
2,983		Texas Regional Bancshares, Inc (Class A)	92,741
10,268		Trustco Bank Corp NY	131,636
110		U.S.B. Holding Co, Inc	2,781
2,658		United Community Banks, Inc	64,510
977		Univest Corp of Pennsylvania	39,813
1,000	*	Virginia Commerce Bancorp	27,000
2,318		West Bancorporation	38,810
2,727		Westamerica Bancorp	149,685
251	*	Western Sierra Bancorp	8,356
1,054	*	Wilshire Bancorp, Inc	31,810
2,842		Wintrust Financial Corp	162,790

		TOTAL DEPOSITORY INSTITUTIONS	3,886,966

EATING AND DRINKING PLACES - 1.87%
1,800	*	BJ's Restaurants, Inc	28,566
730	*	Buffalo Wild Wings, Inc	20,469
2,127	*	California Pizza Kitchen, Inc	46,475
1,063		CBRL Group, Inc	38,353
5,185	*	CEC Entertainment, Inc	190,549
7,300	*	CKE Restaurants, Inc	80,665
2,787	*	Cosi, Inc	14,910
7,684	*	Krispy Kreme Doughnuts, Inc	97,279
441	*	O'Charley's, Inc	7,188
3,600	*	P.F. Chang's China Bistro, Inc	174,564
780	*	Papa John's International, Inc	23,930
4,900	*	Rare Hospitality International, Inc	130,585
1,700	*	Red Robin Gourmet Burgers, Inc	74,239
8,375	*	Sonic Corp	214,651
2,776	*	The Steak N Shake Co	47,414
800		Triarc Cos (Class A)	9,144
2,883		Triarc Cos (Class B)	33,068

		TOTAL EATING AND DRINKING PLACES	1,232,049

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

EDUCATIONAL SERVICES - 0.51%
1,500	*	Learning Tree International, Inc	$21,150
1,791	*	Princeton Review, Inc	13,433
2,114		Strayer Education, Inc	243,131
1,997	*	Universal Technical Institute, Inc	60,269

		TOTAL EDUCATIONAL SERVICES	337,983

ELECTRIC, GAS, AND SANITARY SERVICES - 0.51%
2,592	*	Casella Waste Systems, Inc (Class A)	30,689
280		Crosstex Energy, Inc	11,508
1,004		Duquesne Light Holdings, Inc	18,032
1,400	*	Duratek, Inc	24,906
281		MGE Energy, Inc	8,941
266		Middlesex Water Co	4,767
941		Resource America, Inc (Class A)	22,198
6,700	*	Waste Connections, Inc	212,256

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	333,297

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 9.22%
3,023	*	Actel Corp	45,950
2,900	*	Advanced Energy Industries, Inc	26,941
8,584	*	Aeroflex, Inc	90,733
3,500	*	American Superconductor Corp	43,470
4,367	*	AMIS Holdings, Inc	59,042
1,800	*	Anaren Microwave, Inc	24,228
1,400		Applied Signal Technology, Inc	44,786
9,716	*	Arris Group, Inc	50,718
2,663	*	Artesyn Technologies, Inc	26,577
3,295	*	Artisan Components, Inc	95,917
1,233	*	Atheros Communications, Inc	12,577
4,333	*	ATMI, Inc	88,740
11,300	*	Avanex Corp	23,052
4,500		Baldor Electric Co	106,470
1,523		Bel Fuse, Inc (Class B)	50,381
3,008	*	Benchmark Electronics, Inc	89,638
2,854	*	California Micro Devices Corp	22,061
8,501	*	Capstone Turbine Corp	13,007
2,710	*	Carrier Access Corp	18,835
164	*	Catapult Communications Corp	3,090
3,662	*	C-COR, Inc	30,944
675	*	Celestica, Inc (U.S.)	8,573
1,507	*	Ceradyne, Inc	66,172
953	*	Cherokee International Corp	7,996
1,469	*	Comtech Telecommunications	39,810
2,175		CTS Corp	27,405
1,773	*	DDi Corp	8,989
2,360	*	Digital Theater Systems, Inc	43,070
1,050	*	Diodes, Inc	27,048
3,949	*	Ditech Communications Corp	88,418
1,400	*	Drexler Technology Corp	12,824
4,008	*	DSP Group, Inc	84,368
1,176	*	Dupont Photomasks, Inc	20,039
1,144	*	EMS Technologies, Inc	19,734
2,800	*	Energy Conversion Devices, Inc	37,128
5,289	*	Entegris, Inc	44,110
3,955	*	ESS Technology, Inc	27,092
1,757	*	Exar Corp	24,879
20,735	*	Finisar Corp	26,956
2,246		Franklin Electric Co, Inc	88,942
5,918	*	FuelCell Energy, Inc	60,660
2,266	*	Genesis Microchip, Inc	30,591
2,422	*	GrafTech International Ltd	33,787
10,100	*	Harmonic, Inc	67,165

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

3,603		Helix Technology Corp	48,983
2,896	*	Hexcel Corp	40,023
2,735	*	Inet Technologies, Inc	34,406
11,624	*	Integrated Device Technology, Inc	110,777
728	*	Integrated Silicon Solution, Inc	5,293
7,711	*	Interdigital Communications Corp	125,844
2,900		Inter-Tel, Inc	62,698
5,100	*	InterVoice, Inc	54,927
2,500	*	IXYS Corp	17,950
9,568	*	Kopin Corp	38,942
7,301	*	Lattice Semiconductor Corp	35,848
1,549	*	Lifeline Systems, Inc	37,827
2,755	*	Littelfuse, Inc	95,130
5,605	*	Mattson Technology, Inc	43,102
1,765	*	Medis Technologies Ltd	19,839
2,900	*	Mercury Computer Systems, Inc	78,068
1,096	*	Merix Corp	11,355
1,423	*	Metrologic Instruments, Inc	22,555
9,473	*	Micrel, Inc	98,614
8,222	*	Microsemi Corp	115,930
6,200	*	Microtune, Inc	32,736
2,475	*	Microvision, Inc	14,652
5,545	*	MIPS Technologies, Inc	31,607
3,348	*	Mobility Electronics, Inc	27,588
3,000	*	Monolithic System Technology, Inc	13,020
1,300	*	MRV Communications, Inc	3,250
5,785	*	Mykrolis Corp	58,255
6,492	*	NMS Communications Corp	31,681
7,730	*	Omnivision Technologies, Inc	109,380
15,764	*	ON Semiconductor Corp	49,341
9,053	*	Openwave Systems, Inc	79,847
8,800	*	Oplink Communications, Inc	15,752
1,600	*	Optical Communication Products, Inc	3,344
1,200	*	OSI Systems, Inc	19,320
5,626	*	Paradyne Networks, Inc	25,880
1,742	*	Pericom Semiconductor Corp	16,828
1,448	*	Photronics, Inc	24,066
5,700	*	Pixelworks, Inc	57,057
2,577	*	Plexus Corp	28,450
6,849	*	Plug Power, Inc	43,902
3,176	*	PLX Technology, Inc	22,899
3,800	*	Power Integrations, Inc	77,634
4,358	*	Power-One, Inc	28,240
6,588	*	Powerwave Technologies, Inc	40,582
1,000		Raven Industries, Inc	44,450
4,613	*	Rayovac Corp	121,553
274		Regal-Beloit Corp	6,628
5,000	*	Remec, Inc	23,550
25,689	*	RF Micro Devices, Inc	162,868
2,300	*	Rogers Corp	97,727
5,700	*	SBA Communications Corp	39,900
979	*	SBS Technologies, Inc	11,944
3,500	*	Seachange International, Inc	55,965
3,400	*	Sigmatel, Inc	72,114
10,244	*	Silicon Image, Inc	129,484
11,394	*	Silicon Storage Technology, Inc	72,580
771	*	Siliconix, Inc	27,625
2,805	*	Sipex Corp	14,726
18,771	*	Skyworks Solutions, Inc	178,325
3,180	*	Spatialight, Inc	18,762
2,700		Spectralink Corp	25,650
1,345	*	Staktek Holdings, Inc	5,246
1,200	*	Standard Microsystems Corp	21,012
6,834	*	STATS ChipPAC Ltd (Spon ADR)	40,867
11,800	*	Stratex Networks, Inc	26,432
1,300	*	Supertex, Inc	25,259

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

5,125	*	Symmetricom, Inc	$48,483
2,975	*	Synaptics, Inc	59,976
751	*	Technitrol, Inc	14,645
6,979	*	Tekelec	116,410
8,987	*	Terayon Communication Systems, Inc	19,052
3,442	*	Tessera Technologies, Inc	76,068
20,800	*	Transmeta Corp	26,208
2,636	*	Trident Microsystems, Inc	26,545
4,639	*	Tripath Technology, Inc	7,886
10,968	*	Triquint Semiconductor, Inc	42,775
5,518	*	TTM Technologies, Inc	49,055
1,021	*	Ulticom, Inc	15,080
1,903	*	Ultralife Batteries, Inc	19,354
2,900	*	Universal Display Corp	24,418
2,000	*	Universal Electronics, Inc	33,560
2,700	*	Valence Technology, Inc	9,288
5,080	*	Varian Semiconductor Equipment Associates, Inc	156,972
18,400	*	Verso Technologies, Inc	17,480
2,900	*	Viasat, Inc	58,290
2,700		Vicor Corp	27,297
30,401	*	Vitesse Semiconductor Corp	82,995
6,800	*	Westell Technologies, Inc	35,156
2,756	*	Wilson Greatbatch Technologies, Inc	49,305
179		Woodhead Industries, Inc	2,470

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	6,057,770

ENGINEERING AND MANAGEMENT SERVICES - 3.93%
2,525	*	Advisory Board Co	84,840
6,089	*	Answerthink, Inc	32,576
3,500	*	Antigenics, Inc	21,105
7,300	*	Ariad Pharmaceuticals, Inc	48,837
7,292	*	Axonyx, Inc	41,200
1,400	*	Charles River Associates, Inc	53,606
3,200	*	Ciphergen Biosystems, Inc	12,480
2,518	*	Corrections Corp Of America	89,036
3,352	*	CuraGen Corp	18,436
4,414	*	CV Therapeutics, Inc	55,175
6,691	*	Decode Genetics, Inc	50,383
3,147	*	DiamondCluster International, Inc	38,393
7,468	*	Digitas, Inc	57,728
3,300	*	Diversa Corp	27,555
3,747	*	Dyax Corp	28,627
6,250	*	eResearch Technology, Inc	83,313
8,721	*	Exelixis, Inc	70,291
6,687	*	Exult, Inc	35,174
1,661	*	Forrester Research, Inc	25,314
910	*	FTI Consulting, Inc	17,199
9,580	*	Gartner, Inc (Class A)	111,990
1,100	*	Genencor International, Inc	17,655
4,097	*	Incyte Corp	39,454
500	*	Infrasource Services, Inc	5,250
3,033	*	Keryx Biopharmaceuticals, Inc	33,939
3,100	*	Kosan Biosciences, Inc	17,856
700		Landauer, Inc	32,851
1,727	*	LECG Corp	29,204
8,919	*	Lexicon Genetics, Inc	58,776
3,845	*	Lifecell Corp	38,450
3,800	*	Luminex Corp	27,094
3,822	*	Maxim Pharmaceuticals, Inc	10,205
1,100	*	MTC Technologies, Inc	30,393
3,715	*	Myriad Genetics, Inc	63,527
6,500	*	Navigant Consulting, Inc	142,740
2,300	*	Neopharm, Inc	19,688
2,492	*	Parexel International Corp	48,843
3,138	*	Per-Se Technologies, Inc	43,053

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

12,316	*	Pharmos Corp	$35,470
600	*	PRG-Schultz International, Inc	3,444
3,300	*	Regeneration Technologies, Inc	26,466
5,400	*	Regeneron Pharmaceuticals, Inc	46,872
3,229	*	Resources Connection, Inc	121,992
1,421	*	Rigel Pharmaceuticals, Inc	35,951
2,067	*	Seattle Genetics, Inc	13,580
1,750	*	SFBC International, Inc	46,043
3,993	*	Symyx Technologies, Inc	94,035
1,100	*	Tejon Ranch Co	41,415
6,000	*	Telik, Inc	133,800
6,419	*	Tetra Tech, Inc	81,329
3,908	*	Transkaryotic Therapies, Inc	69,289
761	*	TRC Cos, Inc	14,284
2,100	*	Trimeris, Inc	31,605
2,599	*	Ventiv Health, Inc	44,053
2,979		Watson Wyatt & Co Holdings	78,348

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,580,212

FABRICATED METAL PRODUCTS - 1.12%
12,501	*	Crown Holdings, Inc	128,885
1,000	*	Drew Industries, Inc	35,850
400	*	Griffon Corp	8,440
1,000		Gulf Island Fabrication, Inc	22,300
3,567	*	Intermagnetics General Corp	82,576
922	*	Jacuzzi Brands, Inc	8,575
967		Lifetime Hoan Corp	14,360
1,072	*	Mobile Mini, Inc	26,586
1,612	*	NCI Building Systems, Inc	51,423
889		Silgan Holdings, Inc	41,161
2,645		Simpson Manufacturing Co, Inc	167,164
2,700		Sturm Ruger & Co, Inc	24,327
3,361	*	Taser International, Inc	126,206

		TOTAL FABRICATED METAL PRODUCTS	737,853

FOOD AND KINDRED PRODUCTS - 0.50%
1,000	*	Boston Beer Co, Inc (Class A)	25,200
1,219		Cal-Maine Foods, Inc	13,372
424		Coca-Cola Bottling Co Consolidated	22,904
8,800	*	Darling International, Inc	37,928
813	*	Hansen Natural Corp	19,610
7,978	*	Hercules, Inc	113,687
465		Lancaster Colony Corp	19,607
982		MGP Ingredients, Inc	9,741
200		National Beverage Corp	1,616
1,600	*	Peets Coffee & Tea, Inc	37,424
811		Sanderson Farms, Inc	27,128

		TOTAL FOOD AND KINDRED PRODUCTS	328,217

FOOD STORES - 0.32%
49		Arden Group, Inc (Class A)	4,165
3,876	*	Panera Bread Co (Class A)	145,505
1,110	*	Pantry, Inc	27,939
4,049	*	Wild Oats Markets, Inc	34,983

		TOTAL FOOD STORES	212,592

FURNITURE AND FIXTURES - 0.39%
2,107		Ethan Allen Interiors, Inc	73,218
884		Furniture Brands International, Inc	22,171
300		Hooker Furniture Corp	8,289
5,027	*	Select Comfort Corp	91,491
588		Stanley Furniture Co, Inc	25,872
2,508	*	Tempur-Pedic International, Inc	37,595

		TOTAL FURNITURE AND FIXTURES	258,636

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 0.58%
3,100	*	Cost Plus, Inc	$109,678
1,282	*	Electronics Boutique Holdings Corp	43,716
459	*	Gamestop Corp (Class A)	8,496
3,385	*	Guitar Center, Inc	146,571
1,281	*	Kirkland's, Inc	12,041
1,114	*	Linens 'n Things, Inc	25,811
3,560	*	Restoration Hardware, Inc	18,441
2,569	*	The Bombay Co, Inc	18,831

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	383,585

GENERAL BUILDING CONTRACTORS - 0.39%
1,613		Brookfield Homes Corp	42,503
2,048		Levitt Corp (Class A)	48,046
1,275	*	Meritage Homes Corp	100,215
620	*	Palm Harbor Homes, Inc	10,447
200		Technical Olympic U.S.A., Inc	5,648
568	*	William Lyon Homes, Inc	50,495

		TOTAL GENERAL BUILDING CONTRACTORS	257,354

GENERAL MERCHANDISE STORES - 0.78%
6,876	*	99 Cents Only Stores	97,845
300		Bon-Ton Stores, Inc	3,657
2,715	*	Brookstone, Inc	51,286
3,363		Casey's General Stores, Inc	62,518
700	*	Conn's, Inc	9,786
5,522		Fred's, Inc	99,175
748	*	Gander Mountain Co	14,971
726	*	Retail Ventures, Inc	5,474
3,452	*	Stein Mart, Inc	52,539
3,644	*	Tuesday Morning Corp	112,672

		TOTAL GENERAL MERCHANDISE STORES	509,923

HEALTH SERVICES - 3.36%
1,576	*	Amedisys, Inc	47,201
960	*	America Service Group, Inc	39,398
4,000	*	American Healthways, Inc	116,440
4,250	*	Amsurg Corp	90,015
7,024	*	Apria Healthcare Group, Inc	191,404
13,630	*	Beverly Enterprises, Inc	103,179
900	*	Corvel Corp	26,712
518	*	Cross Country Healthcare, Inc	8,029
900	*	Dynacq Healthcare, Inc	5,940
3,290	*	Enzo Biochem, Inc	49,350
8,829	*	First Health Group Corp	142,059
3,100	*	Gentiva Health Services, Inc	50,747
2,054		Hooper Holmes, Inc	9,202
900	b*	Impath, Inc	4,590
4,159	*	Inveresk Research Group, Inc	153,426
2,284	*	LabOne, Inc	66,761
1,393		LCA-Vision, Inc	35,925
5,332	*	LifePoint Hospitals, Inc	160,013
745	*	Magellan Health Services, Inc	27,237
1,123	*	Matria Healthcare, Inc	31,792
767		National Healthcare Corp	21,860
5,185	*	NeighborCare, Inc	131,440
5,050	*	Odyssey HealthCare, Inc	89,638
1,331		Option Care, Inc	20,591
3,221	*	Pediatrix Medical Group, Inc	176,672
500	*	Province Healthcare Co	10,460
1,442	*	Psychiatric Solutions, Inc	36,555
600	*	RehabCare Group, Inc	13,818

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

12,713		Select Medical Corp	$170,736
800	*	Specialty Laboratories, Inc	8,400
100	*	Sunrise Senior Living, Inc	3,512
1,073	*	Symbion, Inc	17,281
3,881	*	United Surgical Partners International, Inc	133,312
1,218	*	VistaCare, Inc (Class A)	18,648

		TOTAL HEALTH SERVICES	2,212,343

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
1,074	*	Insituform Technologies, Inc (Class A)	20,052

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	20,052

HOLDING AND OTHER INVESTMENT OFFICES - 2.01%
200	*	4Kids Entertainment, Inc	4,040
287	*	Alexander's, Inc	57,142
372		Alexandria Real Estate Equities, Inc	24,448
2,112		American Home Mortgage Investment Corp	59,030
192		Capital Southwest Corp	14,592
813		Capitol Bancorp Ltd	23,853
720		Cherokee, Inc	17,179
2,716	*	Circle Group Holdings, Inc	4,916
2,397		Community First Bankshares, Inc	76,848
1,982		Cousins Properties, Inc	68,002
2,169		Equity One, Inc	42,556
726		Essex Property Trust, Inc	52,163
2,700	*	First Acceptance Corp	19,305
200		German American Bancorp	3,368
176		Gladstone Capital Corp	3,997
1,904		Glimcher Realty Trust	46,267
591		Greater Bay Bancorp	16,991
2,181	*	Harris & Harris Group, Inc	22,552
4,838		iShares Russell 2000 Growth Index Fund	283,507
1,500		Manufactured Home Communities, Inc	49,860
438		Novastar Financial, Inc	19,097
1,417		Oriental Financial Group, Inc	38,344
2,300		PrivateBancorp, Inc	62,008
560		Sandy Spring Bancorp, Inc	18,312
1,543		Suffolk Bancorp	46,552
659		Tanger Factory Outlet Centers, Inc	29,510
3,400		Taubman Centers, Inc	87,822
2,256		Town & Country Trust	57,415
2,194		Washington Real Estate Investment Trust	66,478
100		Westfield Financial, Inc	2,360

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,318,514

HOTELS AND OTHER LODGING PLACES - 0.34%
1,067		Ameristar Casinos, Inc	32,277
663	*	Bluegreen Corp	7,379
6,399		Boyd Gaming Corp	180,132
601	*	Empire Resorts, Inc	4,508

		TOTAL HOTELS AND OTHER LODGING PLACES	224,296

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.27%
1,000	*	Aaon, Inc	17,400
3,397	*	Actuant Corp	139,990
3,670	*	Advanced Digital Information Corp	31,929
491	*	Astec Industries, Inc	9,388
1,100	*	ASV, Inc	41,173
6,500	*	Asyst Technologies, Inc	33,215
4,016	*	Authentidate Holding Corp	24,337
11,140	*	Axcelis Technologies, Inc	92,239
500	*	Blount International, Inc	6,550

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

6,300	*	Brooks Automation, Inc	$89,145
11,820	*	Cirrus Logic, Inc	56,381
12,004	*	Cray, Inc	42,374
2,442	*	Cuno, Inc	141,026
5,105	*	Cymer, Inc	146,309
6,048	*	Dot Hill Systems Corp	48,505
5,006	*	Electronics For Imaging, Inc	81,297
3,019	*	Emulex Corp	34,779
3,116		Engineered Support Systems, Inc	142,214
3,727	*	FalconStor Software, Inc	27,766
1,226	*	Flanders Corp	10,531
3,712	*	FSI International, Inc	15,516
8,402	*	Gateway, Inc	41,590
1,000	*	General Binding Corp	14,040
900	*	Global Power Equipment Group, Inc	6,669
1,515	*	Hydril	65,069
4,660	*	Hypercom Corp	34,391
3,694		IDEX Corp	125,448
2,264	*	Intevac, Inc	14,218
4,553		Iomega Corp	21,171
1,876		JLG Industries, Inc	31,517
3,552		Joy Global, Inc	122,118
886	*	Kadant, Inc	16,267
1,575		Kaydon Corp	45,313
577	*	Komag, Inc	8,020
7,000	*	Kulicke & Soffa Industries, Inc	39,550
519		Lennox International, Inc	7,754
4,689		Lincoln Electric Holdings, Inc	147,047
1,500		Lindsay Manufacturing Co	40,245
3,584		Manitowoc Co, Inc	127,089
1,484	*	Maxwell Technologies, Inc	15,300
2,253	*	Micros Systems, Inc	112,808
605		Middleby Corp	31,853
2,896	*	Netgear, Inc	35,389
3,760		Nordson Corp	129,081
1,341	*	Oil States International, Inc	25,077
2,948	*	Omnicell, Inc	38,973
1,500	*	Overland Storage, Inc	20,985
731	*	Paxar Corp	16,579
405	*	Planar Systems, Inc	4,540
3,621	*	Presstek, Inc	35,015
3,261	*	ProQuest Co	83,808
11,200	*	Quantum Corp	25,872
100		Sauer-Danfoss, Inc	1,708
1,000		Schawk, Inc	14,530
10,700	*	Scientific Games Corp (Class A)	204,370
2,201	*	Semitool, Inc	16,706
1,500	*	Simpletech, Inc	5,490
173		Tennant Co	7,012
1,850	*	Terex Corp	80,290
3,378		Toro Co	230,717
1,258	*	Transact Technologies, Inc	32,519
2,482	*	Ultratech, Inc	38,893
537	*	UNOVA, Inc	7,545
3,312	*	Veeco Instruments, Inc	69,453
4,287	*	WJ Communications	10,460
24,952	*	Xybernaut Corp	27,946

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,462,499

INSTRUMENTS AND RELATED PRODUCTS - 9.09%
2,365	*	Abaxis, Inc	30,769
2,061	*	Abiomed, Inc	18,240
1,280	*	ADE Corp	21,805
5,043	*	Advanced Medical Optics, Inc	199,552
2,800	*	Advanced Neuromodulation Systems, Inc	84,980

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,090	*	Aksys Ltd	$5,178
7,246	*	Align Technology, Inc	110,719
3,492	*	American Medical Systems Holdings, Inc	126,655
1,048		Analogic Corp	43,691
426	*	Animas Corp	6,859
2,600		Arrow International, Inc	77,740
2,900	*	Arthrocare Corp	84,941
1,700	*	Aspect Medical Systems, Inc	30,753
2,406	*	August Technology Corp	16,529
1,500		BEI Technologies, Inc	41,100
3,100		Biolase Technology, Inc	25,296
840	*	Bio-Rad Laboratories, Inc (Class A)	42,924
2,530	*	Bruker BioSciences Corp	8,754
2,700	*	Candela Corp	31,158
5,700	*	Cardiac Science, Inc	10,944
5,100	*	Cardiodynamics International Corp	23,460
5,900	*	Cepheid, Inc	50,858
1,000	*	Closure Medical Corp	14,240
5,600		Cognex Corp	146,720
1,896	*	Coherent, Inc	49,182
1,830	*	Cole National Corp	50,709
3,595	*	Conceptus, Inc	33,326
12,619	*	Credence Systems Corp	90,857
4,348	*	CTI Molecular Imaging, Inc	35,088
2,353	*	Cyberonics, Inc	48,142
1,002	*	Cyberoptics Corp	15,471
2,802	*	Depomed, Inc	14,626
2,600	*	Dionex Corp	142,220
2,203	*	DJ Orthopedics, Inc	38,883
573	*	DRS Technologies, Inc	21,453
1,540		EDO Corp	42,735
4,139	*	Encore Medical Corp	20,612
2,956	*	Endocardial Solutions, Inc	34,201
1,078	*	ESCO Technologies, Inc	73,045
900	*	Exactech, Inc	18,405
1,601	*	Excel Technology, Inc	41,338
1,432	*	Faro Technologies, Inc	29,127
2,876	*	FEI Co	56,830
3,897	*	Formfactor, Inc	75,485
1,737	*	Haemonetics Corp	57,043
600	*	Herley Industries, Inc	11,214
745	*	Hologic, Inc	14,356
1,600	*	ICU Medical, Inc	41,664
2,556	*	I-Flow Corp	37,011
1,500		II-VI, Inc	52,515
3,881	*	Illumina, Inc	22,937
800	*	Immunicon Corp	8,000
8,796	*	Input/Output, Inc	90,687
2,800	*	Integra LifeSciences Holding	89,908
4,100	*	Intuitive Surgical, Inc	101,475
2,467	*	Invision Technologies, Inc	110,990
1,076	*	Ista Pharmaceuticals, Inc	13,116
2,874	*	Itron, Inc	50,151
3,700	*	Ixia	35,964
1,700		Keithley Instruments, Inc	29,665
1,400	*	Kensey Nash Corp	36,666
2,035	*	KVH Industries, Inc	14,693
3,326	*	Kyphon, Inc	82,418
2,500	*	Laserscope	50,675
9,984	*	Lexar Media, Inc	83,766
8,325	*	LTX Corp	45,038
1,447	*	Measurement Specialties, Inc	35,958
1,100	*	Medical Action Industries, Inc	18,291
5,544		Mentor Corp	186,722
3,379	*	Merit Medical Systems, Inc	51,057
2,000	*	Micro Therapeutics, Inc	8,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

3,003		Mine Safety Appliances Co	$122,282
3,725	*	MKS Instruments, Inc	57,067
1,286	*	Molecular Devices Corp	30,311
306		MTS Systems Corp	6,503
4,903	*	Nanogen, Inc	18,778
2,882	*	Newport Corp	33,057
797	*	NuVasive, Inc	8,416
2,898		Oakley, Inc	34,486
2,124	*	Ocular Sciences, Inc	101,888
6,792	*	Orbital Sciences Corp	77,565
4,800	*	Orthologic Corp	33,792
6,543	*	Orthovita, Inc	29,280
1,726	*	Palomar Medical Technologies, Inc	37,834
2,300	*	Photon Dynamics, Inc	46,690
4,923	*	Pinnacle Systems, Inc	20,529
2,202	*	Possis Medical, Inc	34,483
4,675	*	RAE Systems, Inc	26,087
1,700	*	Rudolph Technologies, Inc	28,458
1,236	*	Sirf Technology Holdings, Inc	17,588
2,489	*	Sonic Innovations, Inc	11,350
2,700	*	Sonic Solutions, Inc	44,064
2,200	*	SonoSite, Inc	57,310
3,500	*	Star Scientific, Inc	20,720
8,229	*	Steris Corp	180,544
3,627	*	Sybron Dental Specialties, Inc	107,686
4,455	*	Techne Corp	170,092
6,029	*	Thermogenesis	28,939
7,100	*	Thoratec Corp	68,302
7,107	*	Trimble Navigation Ltd	224,581
3,800	*	TriPath Imaging, Inc	31,084
1,542		United Industrial Corp	50,716
2,004	*	Urologix, Inc	12,665
4,860	*	Varian, Inc	184,048
1,900	*	Ventana Medical Systems, Inc	95,836
3,897	*	Viisage Technology, Inc	22,408
6,732	*	Visx, Inc	138,679
3,646	*	Wright Medical Group, Inc	91,588
3,000		X-Rite, Inc	43,710
700		Young Innovations, Inc	23,100
793	*	Zoll Medical Corp	26,478
1,082	*	Zygo Corp	10,961

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,976,035

INSURANCE AGENTS, BROKERS AND SERVICE - 0.52%
400	*	Clark, Inc	5,416
3,192		Hilb, Rogal & Hamilton Co	115,614
4,654		National Financial Partners Corp	166,520
4,033	*	USI Holdings Corp	55,050

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	342,600

INSURANCE CARRIERS - 1.24%
454		American Equity Investment Life Holding Co	4,308
166	*	American Medical Security Group, Inc	5,310
2,760	*	AMERIGROUP Corp	155,250
1,533		Bristol West Holdings, Inc	26,276
2,836	*	Centene Corp	120,757
6,403	*	Danielson Holdings Corp	38,994
2,291		Direct General Corp	66,256
2,400	*	HealthExtras, Inc	33,456
224		Infinity Property & Casualty Corp	6,615
1,233	*	Molina Healthcare, Inc	43,772
494	*	Philadelphia Consolidated Holding Corp	27,229
496		RLI Corp	18,625
351		Selective Insurance Group, Inc	13,057

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

3,163	*	Sierra Health Services, Inc	$151,603
873		State Auto Financial Corp	25,273
3,610		Vesta Insurance Group, Inc	16,209
1,400		Zenith National Insurance Corp	59,234

		TOTAL INSURANCE CARRIERS	812,224

LEATHER AND LEATHER PRODUCTS - 0.15%
3,600		K-Swiss, Inc (Class A)	69,300
1,261		Wolverine World Wide, Inc	31,777

		TOTAL LEATHER AND LEATHER PRODUCTS	101,077

LEGAL SERVICES - 0.06%
1,446	*	Pre-Paid Legal Services, Inc	37,133

		TOTAL LEGAL SERVICES	37,133

LUMBER AND WOOD PRODUCTS - 0.20%
408		American Woodmark Corp	15,106
9,800	*	Champion Enterprises, Inc	100,842
184		Deltic Timber Corp	7,321
200		Universal Forest Products, Inc	6,840

		TOTAL LUMBER AND WOOD PRODUCTS	130,109

METAL MINING - 0.49%
800	*	Cleveland-Cliffs, Inc	64,696
29,922	*	Coeur D'alene Mines Corp	141,830
8,100	*	Hecla Mining Co	60,264
2,300		Royal Gold, Inc	39,284
1,115	*	Stillwater Mining Co	17,283

		TOTAL METAL MINING	323,357

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.95%
948		Blyth, Inc	29,293
2,000	*	Daktronics, Inc	48,900
1,064		Escalade, Inc	14,779
12,297	*	Identix, Inc	81,898
792	*	K2, Inc	11,334
3,590	*	Leapfrog Enterprises, Inc	72,698
1,350	*	RC2 Corp	44,415
3,289	*	Shuffle Master, Inc	123,206
6,832	*	Yankee Candle Co, Inc	197,855

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	624,378

MISCELLANEOUS RETAIL - 1.37%
3,100	*	1-800-Flowers.com, Inc (Class A)	25,730
1,900	*	AC Moore Arts & Crafts, Inc	46,987
2,749	*	Big 5 Sporting Goods Corp	62,677
270	*	Blue Nile, Inc	9,094
2,380		Cash America International, Inc	58,215
3,000	*	Coldwater Creek, Inc	62,610
4,180	*	Dick's Sporting Goods, Inc	148,892
6,300	*	Drugstore.com, Inc	21,546
3,268	*	Hibbett Sporting Goods, Inc	66,961
2,500	*	Jill (J.) Group, Inc	49,625
1,573	*	Overstock.com, Inc	57,776
1,700	*	Party City Corp	25,109
1,155	*	PC Mall, Inc	17,660
2,223	*	Priceline.com, Inc	49,284
1,654	*	Sharper Image Corp	35,478
1,270	*	Sports Authority, Inc	29,464
2,274		Stamps.com, Inc	30,244

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,697	*	Valuevision International, Inc (Class A)	$22,723
1,608		World Fuel Services Corp	57,566
808	*	Zale Corp	22,705

		TOTAL MISCELLANEOUS RETAIL	900,346

MOTION PICTURES - 0.05%
2,497	*	Hollywood Entertainment Corp	24,645
634		Movie Gallery, Inc	11,114

		TOTAL MOTION PICTURES	35,759

NONDEPOSITORY INSTITUTIONS - 0.71%
2,315	*	Accredited Home Lenders Holding Co	89,174
1,017		Asta Funding, Inc	16,465
200	*	Credit Acceptance Corp	3,788
1,641	*	Encore Capital Group, Inc	30,933
71	*	Federal Agricultural Mortgage Corp (Class C)	1,575
1,586	*	First Cash Financial Services, Inc	31,768
1,225	*	Nelnet, Inc	27,416
3,245	*	New Century Financial Corp	195,414
754	*	United PanAm Financial Corp	13,576
2,400	*	World Acceptance Corp	55,800

		TOTAL NONDEPOSITORY INSTITUTIONS	465,909

NONMETALLIC MINERALS, EXCEPT FUELS - 0.01%
418		Amcol International Corp	7,992

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,992

OIL AND GAS EXTRACTION - 3.77%
277	*	Atlas America, Inc	6,030
1,423	*	Atwood Oceanics, Inc	67,649
651		Berry Petroleum Co (Class A)	23,911
3,007	*	Brigham Exploration Co	28,266
1,750		Cabot Oil & Gas Corp (Class A)	78,575
5,277	*	Cal Dive International, Inc	187,967
953	*	Callon Petroleum Co	12,084
2,655	*	Cheniere Energy, Inc	52,463
500	*	Clayton Williams Energy, Inc	10,715
4,117	*	Comstock Resources, Inc	86,128
2,648	*	Delta Petroleum Corp	34,530
7,601	*	Denbury Resources, Inc	193,065
1,519	*	Edge Petroleum Corp	24,258
201	*	Encore Acquisition Co	6,935
4,022	*	FX Energy, Inc	36,359
25,600	*	Grey Wolf, Inc	125,184
3,963		Helmerich & Payne, Inc	113,698
6,821	b*	KCS Energy, Inc	94,880
7,668	*	Magnum Hunter Resources, Inc	88,489
1,100	*	McMoRan Exploration Co	14,333
5,698	*	Mission Resources Corp	35,840
6,763	*	Newpark Resources, Inc	40,578
2,439		Penn Virginia Corp	96,560
2,300	*	Petroleum Development Corp	100,786
2,100	*	Plains Exploration & Production Co	50,106
4,100	*	Quicksilver Resources, Inc	133,947
4,389		Range Resources Corp	76,764
2,660	*	Remington Oil & Gas Corp	69,825
283		RPC, Inc	5,060
1,250	*	Southwestern Energy Co	52,488
1,520	*	Spinnaker Exploration Co	53,261
578	*	Stone Energy Corp	25,293
4,070	*	Superior Energy Services, Inc	52,584
2,133	*	Syntroleum Corp	14,974

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

3,000	*	Tetra Technologies, Inc	$93,150
5,257	*	Unit Corp	184,416
1,600	*	Veritas DGC, Inc	36,448
960	*	W-H Energy Services, Inc	19,920
1,579	*	Whiting Petroleum Corp	48,002

		TOTAL OIL AND GAS EXTRACTION	2,475,521

PAPER AND ALLIED PRODUCTS - 0.13%
9,234	*	Graphic Packaging Corp	59,836
3,000	f*	Playtex Products, Inc	18,900
521		Wausau-Mosinee Paper Corp	8,675

		TOTAL PAPER AND ALLIED PRODUCTS	87,411

PERSONAL SERVICES - 0.11%
2,995	*	Coinstar, Inc	69,784

		TOTAL PERSONAL SERVICES	69,784

PETROLEUM AND COAL PRODUCTS - 0.51%
2,469		ElkCorp	68,539
3,600		Frontier Oil Corp	84,996
4,700	*	Headwaters, Inc	145,042
1,259		WD-40 Co	36,007

		TOTAL PETROLEUM AND COAL PRODUCTS	334,584

PRIMARY METAL INDUSTRIES - 2.09%
8,196	*	AK Steel Holding Corp	66,879
13,305		Allegheny Technologies, Inc	242,816
1,404		Belden CDT, Inc	30,607
2,506	*	Century Aluminum Co	69,491
4,717	*	CommScope, Inc	101,887
837		Curtiss-Wright Corp	47,902
2,148	*	Encore Wire Corp	28,440
551	*	General Cable Corp	5,863
841		Gibraltar Steel Corp	30,411
843	*	Imco Recycling, Inc	9,610
3,182	*	Lone Star Technologies, Inc	120,280
4,400		Matthews International Corp (Class A)	149,072
5,858	*	Maverick Tube Corp	180,485
1,400		Mueller Industries, Inc	60,130
1,700		Ryerson Tull, Inc	29,189
200		Schnitzer Steel Industries, Inc (Class A)	6,470
4,736		Steel Dynamics, Inc	182,904
276	*	Wheeling-Pittsburgh Corp	8,642

		TOTAL PRIMARY METAL INDUSTRIES	1,371,078

PRINTING AND PUBLISHING - 1.30%
2,852		Banta Corp	113,367
2,700		Bowne & Co, Inc	35,073
1,058	*	Consolidated Graphics, Inc	44,330
450		Courier Corp	18,756
3,402		Harland (John H.) Co	106,653
5,368		Hollinger International, Inc	92,813
1,323	*	Information Holdings, Inc	36,025
1,070		Journal Communications, Inc	18,768
3,436	*	Journal Register Co	64,940
600	*	Martha Stewart Living Omnimedia, Inc (Class A)	9,420
2,733	*	Playboy Enterprises, Inc (Class B)	27,439
9,239		Reader's Digest Association, Inc (Class A)	134,797
200		Standard Register Co	2,100
1,357		Thomas Nelson, Inc	26,529
4,137	*	Valassis Communications, Inc	122,372

		TOTAL PRINTING AND PUBLISHING	853,382

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

RAILROAD TRANSPORTATION - 0.12%
143		Florida East Coast Industries	$5,370
259	*	Genesee & Wyoming, Inc (Class A)	6,558
4,453	*	Kansas City Southern Industries, Inc	67,552

		TOTAL RAILROAD TRANSPORTATION	79,480

REAL ESTATE - 0.10%
826		Consolidated-Tomoka Land Co	28,728
979	*	Jones Lang LaSalle, Inc	32,317
200	*	Orleans Homebuilders, Inc	4,504

		TOTAL REAL ESTATE	65,549

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.56%
972	*	Applied Films Corp	17,506
1,313	f*	Deckers Outdoor Corp	44,642
3,516	*	Jarden Corp	128,299
1,000		Quixote Corp	19,280
226	*	Skechers U.S.A., Inc (Class A)	3,282
1,453	*	Trex Co, Inc	64,339
5,485		Tupperware Corp	93,135

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	370,483

SECURITY AND COMMODITY BROKERS - 0.34%
3,332	*	Affiliated Managers Group, Inc	178,395
436		BKF Capital Group, Inc	12,775
501		Gabelli Asset Management, Inc (Class A)	21,468
239		Greenhill & Co, Inc	5,640
202	*	Piper Jaffray Cos	7,997

		TOTAL SECURITY AND COMMODITY BROKERS	226,275

SOCIAL SERVICES - 0.15%
1,800	*	Bright Horizons Family Solutions, Inc	97,722

		TOTAL SOCIAL SERVICES	97,722

SPECIAL TRADE CONTRACTORS - 0.31%
5,249	*	Dycom Industries, Inc	149,019
1,853	*	Integrated Electrical Services, Inc	8,913
682	*	Layne Christensen Co	10,278
1,221	*	Matrix Service Co	6,252
4,878	*	Quanta Services, Inc	29,512

		TOTAL SPECIAL TRADE CONTRACTORS	203,974

STONE, CLAY, AND GLASS PRODUCTS - 0.43%
633		Anchor Glass Container Corp	5,197
3,500	*	Cabot Microelectronics Corp	126,875
1,804		CARBO Ceramics, Inc	130,141
231		Eagle Materials, Inc	16,470
128		Libbey, Inc	2,394

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	281,077

TOBACCO PRODUCTS - 0.07%
3,257		Vector Group Ltd	48,953

		TOTAL TOBACCO PRODUCTS	48,953

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.58%
11,800	*	Airtran Holdings, Inc	$117,528
621	*	America West Holdings Corp (Class B)	3,353
4,400	*	ExpressJet Holdings, Inc	44,044
2,987	*	Forward Air Corp	119,540
1,712	*	Frontier Airlines, Inc	13,148
4,100	*	Mesa Air Group, Inc	20,910
2,753	*	Pinnacle Airlines Corp	27,805
100	*	Republic Airways Holdings, Inc	899
2,355		Skywest, Inc	35,443

		TOTAL TRANSPORTATION BY AIR	382,670

TRANSPORTATION EQUIPMENT - 1.57%
800	*	AAR Corp	9,960
934	*	Aftermarket Technology Corp	11,750
400		Arctic Cat, Inc	10,380
5,210	*	BE Aerospace, Inc	47,411
3,400		Clarcor, Inc	162,078
7,454	*	Fleetwood Enterprises, Inc	113,152
300		Heico Corp	5,304
1,400		Marine Products Corp	25,200
3,711		Monaco Coach Corp	80,343
858		Noble International Ltd	15,676
300	*	Strattec Security Corp	18,678
4,476	*	Teledyne Technologies, Inc	112,079
4,897		Thor Industries, Inc	129,624
2,149	*	Wabash National Corp	59,033
5,526		Westinghouse Air Brake Technologies Corp	103,281
3,600		Winnebago Industries, Inc	124,704

		TOTAL TRANSPORTATION EQUIPMENT	1,028,653

TRANSPORTATION SERVICES - 0.47%
1,100		Ambassadors Group, Inc	29,700
4,925	*	EGL, Inc	149,031
810	*	HUB Group, Inc	30,173
1,630	*	Orbitz, Inc (Class A)	44,336
2,647	*	Pacer International, Inc	43,411
1,019	*	RailAmerica, Inc	11,260

		TOTAL TRANSPORTATION SERVICES	307,911

TRUCKING AND WAREHOUSING - 0.91%
2,207		Arkansas Best Corp	80,820
1,261	*	Central Freight Lines, Inc	7,579
5,743		Heartland Express, Inc	105,958
3,871	*	Landstar System, Inc	227,150
100	*	Marten Transport Ltd	1,747
2,300	*	Old Dominion Freight Line	66,263
600	*	Quality Distribution, Inc	3,666
1,348	*	SCS Transportation, Inc	25,531
1,453	*	Swift Transportation Co, Inc	24,439
400	*	U.S. Xpress Enterprises, Inc (Class A)	7,416
2,310		Werner Enterprises, Inc	44,606

		TOTAL TRUCKING AND WAREHOUSING	595,175

WATER TRANSPORTATION - 0.12%
1,105	*	Gulfmark Offshore, Inc	18,045
300	*	Hornbeck Offshore Services, Inc	4,950
1,422	*	Kirby Corp	57,093

		TOTAL WATER TRANSPORTATION	80,088

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 2.15%
900	*	1-800 Contacts, Inc	$13,689
1,840		Anixter International, Inc	64,566
1,200	*	Audiovox Corp (Class A)	20,208
2,173	*	BioVeris Corp	13,494
300	*	Compx International, Inc	4,800
2,219	*	Digi International, Inc	25,363
3,262	*	Global Imaging Systems, Inc	101,383
2,255	*	Imagistics International, Inc	75,768
2,004	*	Insight Enterprises, Inc	33,747
1,064	*	INTAC International	8,544
2,104	*	Keystone Automotive Industries, Inc	46,288
5,089	*	Knight Transportation, Inc	109,006
909	*	LKQ Corp	16,607
1,575	*	Merge Technologies, Inc	27,185
1,336	*	Microtek Medical Holdings, Inc	4,222
2,931	*	Navarre Corp	42,470
2,150		Owens & Minor, Inc	54,610
7,562		Pep Boys-Manny Moe & Jack	105,868
9,447	*	PSS World Medical, Inc	94,848
3,018		Reliance Steel & Aluminum Co	119,815
6,798	*	Safeguard Scientifics, Inc	12,712
1,800	*	Scansource, Inc	114,840
7,348		SCP Pool Corp	196,486
2,428	*	WESCO International, Inc	58,879
3,182	*	Zoran Corp	50,021

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,415,419

WHOLESALE TRADE-NONDURABLE GOODS - 1.57%
6,031		Acuity Brands, Inc	143,357
264		Advanced Marketing Services, Inc	2,849
1,377		Airgas, Inc	33,144
2,388	*	Allscripts Healthcare Solutions, Inc	21,492
1,700	*	Central European Distribution Corp	37,978
439		Getty Realty Corp	11,511
1,093		Kenneth Cole Productions, Inc (Class A)	30,757
406	*	Maui Land & Pineapple Co	12,850
400	*	Men's Wearhouse, Inc	11,620
5,789		Nu Skin Enterprises, Inc (Class A)	136,099
851	*	Nuco2, Inc	16,569
3,875	*	Performance Food Group Co	91,838
2,478		Perrigo Co	50,923
3,873	*	Priority Healthcare Corp (Class B)	78,041
571	*	Provide Commerce, Inc	11,928
724	*	School Specialty, Inc	28,533
100	*	Smart & Final, Inc	1,676
800		Standard Commercial Corp	12,600
4,300	*	Tractor Supply Co	135,192
5,540	*	United Natural Foods, Inc	147,364
318	*	United Stationers, Inc	13,801

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,030,122

		TOTAL COMMON STOCK
		(Cost $55,159,370 )	66,149,114

		TOTAL PORTFOLIO - 100.67%
		(Cost $55,173,720 )	66,163,626
		OTHER ASSETS & LIABILITIES, NET - (0.67%)	(438,231)

		NET ASSETS - 100.00%	$65,725,395

*	Non-income producing

b	In bankruptcy

f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted to $63,542 or 0.10% of net assets.

v	Security valued at fair value.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $55,344,192. Net unrealized appreciation of portfolio investments aggregated $10,819,434 of which $15,036,187 related to appreciated portfolio investments and $4,216,753 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the funds may use more specific industry categories in following their investment limitations on inudstry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

CORPORATE BOND - 0.01%
REAL ESTATE - 0.01%
$ 8,000	*	Brookfield Homes Corp	$8,240
		12.000%, 06/30/20
		TOTAL REAL ESTATE	8,240

		TOTAL CORPORATE BOND	8,240
		(Cost $4,215)

COMMON STOCK - 99.83%
AGRICULTURAL PRODUCTION-CROPS - 0.14%
400		Alico, Inc	17,040
1,900		Delta & Pine Land Co	50,825
700	*	John B. Sanfilippo & Son	18,340

		TOTAL AGRICULTURAL PRODUCTION-CROPS	86,205

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.03%
36		Seaboard Corp	21,094

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	21,094

AMUSEMENT AND RECREATION SERVICES - 0.79%
1,435	*	Argosy Gaming Co	56,252
4,054	*	Aztar Corp	107,431
927		Churchill Downs, Inc	36,292
500		Dover Downs Gaming & Entertainment, Inc	5,145
1,900		Dover Motorsport, Inc	8,151
3,682	*	Gaylord Entertainment Co	114,142
800	*	Isle Of Capri Casinos, Inc	15,496
1,714	*	Lakes Entertainment, Inc	17,963
4,300	*	Magna Entertainment Corp (Class A)	23,435
575	*	MTR Gaming Group, Inc	5,359
920	*	Nevada Gold & Casinos, Inc	11,058
10,837	*	Six Flags, Inc	58,953
700		Speedway Motorsports, Inc	23,331
2,097	*	Sunterra Corp	19,984

		TOTAL AMUSEMENT AND RECREATION SERVICES	502,992

APPAREL AND ACCESSORY STORES - 0.99%
1,000		Buckle, Inc	27,470
2,135		Burlington Coat Factory Warehouse Corp	45,326
2,184		Cato Corp (Class A)	48,594
13,536	*	Charming Shoppes, Inc	96,376
593		Deb Shops, Inc	14,469
1,229	*	Dress Barn, Inc	21,446
214		Finish Line, Inc (Class A)	6,617
1,575	*	Genesco, Inc	37,091
2,400		Goody's Family Clothing, Inc	20,208
555	*	Gymboree Corp	7,992
2,215	*	Jo-Ann Stores, Inc	62,109
300		Oshkosh B'gosh, Inc (Class A)	6,060

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

7,983	*	Payless Shoesource, Inc	$80,868
500	*	Shoe Carnival, Inc	5,895
2,325	*	Stage Stores, Inc	79,562
3,990	*	Too, Inc	72,099

		TOTAL APPAREL AND ACCESSORY STORES	632,182

APPAREL AND OTHER TEXTILE PRODUCTS - 0.40%
4,000	*	Collins & Aikman Corp	16,720
2,375	*	Hartmarx Corp	17,623
3,181		Kellwood Co	115,947
2,881		Phillips-Van Heusen Corp	64,189
1,877	*	Warnaco Group, Inc	41,726

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	256,205

AUTO REPAIR, SERVICES AND PARKING - 0.28%
586	*	Amerco, Inc	22,221
2,200		Central Parking Corp	29,084
3,000	*	Dollar Thrifty Automotive Group, Inc	72,990
2,323	*	Exide Technologies	36,820
754	*	Midas, Inc	12,215
79	*	Monro Muffler Brake, Inc	1,726

		TOTAL AUTO REPAIR, SERVICES AND PARKING	175,056

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.44%
1,200	*	Asbury Automotive Group, Inc	16,200
730	*	CSK Auto Corp	9,724
2,248	*	Group 1 Automotive, Inc	61,325
1,587		Lithia Motors, Inc (Class A)	33,740
1,300	*	MarineMax, Inc	29,276
200	*	Rush Enterprises, Inc	2,338
3,200		Sonic Automotive, Inc	64,160
2,406		United Auto Group, Inc	60,367
186	*	West Marine, Inc	3,977

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	281,107

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.17%
1,600		Building Materials Holding Corp	44,032
2,100	*	Central Garden & Pet Co	64,302

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	108,334

BUSINESS SERVICES - 4.74%
4,420		ABM Industries, Inc	89,063
5,121	*	ActivCard Corp	31,443
642		Advo, Inc	19,863
2,282	*	Agile Software Corp	18,096
212	*	Ansys, Inc	10,543
5,270	*	Ariba, Inc	49,222
5,062	*	Ascential Software Corp	68,185
2,454	*	Asiainfo Holdings, Inc	11,976
200	*	Atari, Inc	314
14,418	*	Bisys Group, Inc	210,647
5,344	*	Borland Software Corp	44,622
1,037		Brady Corp (Class A)	50,574
5,528	*	Brocade Communications Systems, Inc	31,233
1,234	*	Captaris, Inc	5,257
1,902		Catalina Marketing Corp	43,898
129	*	CCC Information Services Group, Inc	2,282
217		CDI Corp	4,449
2,233	*	Ciber, Inc	16,792
1,935	*	CSG Systems International, Inc	29,818
840	*	Digimarc Corp	7,594

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

200	*	DigitalNet Holdings, Inc	$6,043
3,300	*	DoubleClick, Inc	19,503
7,806	*	E.piphany, Inc	31,458
1,543	*	Earthlink, Inc	15,893
5,945	*	eFunds Corp	110,518
2,200		Electro Rent Corp	24,288
10,650	*	Enterasys Networks, Inc	17,040
1,589	*	EPIQ Systems, Inc	24,757
156	*	Equinix, Inc	4,800
3,350	*	Extreme Networks, Inc	14,908
300	*	First Advantage Corp	4,818
189		Healthcare Services Group	3,394
13,850	*	Homestore, Inc	31,994
201	*	Hudson Highland Group, Inc	5,867
643	*	iGate Corp	2,366
4,273		Imation Corp	152,076
3,619	*	Interactive Data Corp	68,110
940	*	Intergraph Corp	25,540
500	*	Intermix Media, Inc	1,310
4,436	*	Internet Capital Group, Inc	28,657
3,121	*	Internet Security Systems, Inc	53,057
900		Interpool, Inc	16,740
100	*	Intervideo, Inc	1,200
4,641	*	Interwoven, Inc	33,601
2,900	*	JDA Software Group, Inc	31,378
2,400	*	Keane, Inc	36,864
2,040		Kelly Services, Inc (Class A)	54,488
856	*	Keynote Systems, Inc	12,121
1,500	*	KFX ,Inc	11,565
5,500	*	Lawson Software, Inc	30,800
719	*	Mantech International Corp (Class A)	13,460
2,700	*	Manugistics Group, Inc	6,426
1,905	*	Mapinfo Corp	20,574
200	*	Marlin Business Services, Inc	3,752
1,407	*	Medical Staffing Network Holdings, Inc	8,639
190	*	MedQuist, Inc	2,480
800	*	Memberworks, Inc	20,992
521	*	Midway Games, Inc	5,168
8,762	*	MPS Group, Inc	73,688
1,925	*	MRO Software, Inc	19,250
2,000	*	MSC.Software Corp	16,080
359	*	National Processing, Inc	9,521
3,388	*	NCO Group, Inc	91,307
3,002		NDCHealth Corp	48,182
855	*	Neoforma, Inc	7,960
6,732	*	NETIQ Corp	72,032
400	*	Netratings, Inc	7,132
900	*	Netscout Systems, Inc	4,797
770	*	Network Equipment Technologies, Inc	5,090
14,575	*	Parametric Technology Corp	76,956
300	*	PC-Tel, Inc	2,478
1,181	*	PEC Solutions, Inc	13,841
1,559	*	Pegasus Solutions, Inc	18,583
100	*	Pegasystems, Inc	698
6,535	*	Perot Systems Corp (Class A)	104,952
964	*	PLATO Learning, Inc	8,522
300	*	Progress Software Corp	5,970
303	*	Proxymed, Inc	3,021
2,800	*	R.H. Donnelley Corp	138,208
415	*	Radisys Corp	5,789
3,151	*	Redback Networks, Inc	16,448
304	*	Redback Networks, Inc Wts 01/02/11	1,216
289	*	Redback Networks, Inc Wts 01/02/11	939
1,020	*	Rent-Way, Inc	6,987
1,402	*	SafeNet, Inc	36,985
3,354	*	Scansoft, Inc	13,684

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

6,597	*	Sitel Corp	$14,250
2,960	*	SonicWALL, Inc	20,010
7,033	*	Spherion Corp	54,998
200	*	SPSS, Inc	2,666
700	*	Stellent, Inc	5,397
1,900	*	Sykes Enterprises, Inc	8,721
762	*	SYNNEX Corp	13,487
914	*	Take-Two Interactive Software, Inc	30,025
1,156		Talx Corp	26,692
1,280	*	TeleTech Holdings, Inc	12,083
2,512	*	THQ, Inc	48,884
1,900	*	Tier Technologies, Inc (Class B)	18,335
798	*	Trizetto Group, Inc	4,652
5,023	f*	United Rentals, Inc	79,815
1,858	*	Universal Compression Holdings, Inc	63,302
3,030	*	Verity, Inc	39,026
15,556	*	Vignette Corp	20,689
1,000	*	Volt Information Sciences, Inc	28,770
1,500	*	WatchGuard Technologies, Inc	7,020
801	*	webMethods, Inc	4,261

		TOTAL BUSINESS SERVICES	3,015,915

CHEMICALS AND ALLIED PRODUCTS - 4.99%
5,289	*	Abgenix, Inc	52,150
2,506	*	Albany Molecular Research, Inc	24,058
3,700		Albemarle Corp	129,833
4,800		Alpharma, Inc (Class A)	87,792
2,800		Arch Chemicals, Inc	79,800
2,013	*	Atherogenics, Inc	66,328
200	*	Barrier Therapeutics, Inc	2,432
4,500		Calgon Carbon Corp	32,490
3,023		Cambrex Corp	66,355
600	*	Caraco Pharmaceutical Laboratories Ltd	4,620
5,100	*	Cell Genesys, Inc	45,747
477	*	Chattem, Inc	15,383
13,300		Crompton Corp	126,217
1,097	*	Cubist Pharmaceuticals, Inc	10,838
4,693		Cytec Industries, Inc	229,722
100	*	Cytokinetics, Inc	1,330
2,028	*	Enzon, Inc	32,347
4,860		Ferro Corp	105,997
245	*	First Horizon Pharmaceutical	4,902
4,454	*	FMC Corp	216,331
1,530		Georgia Gulf Corp	68,223
6,149		Great Lakes Chemical Corp	157,414
1,879	*	Guilford Pharmaceuticals, Inc	9,395
3,411		H.B. Fuller Co	93,461
15,614	*	Human Genome Sciences, Inc	170,349
300	*	Indevus Pharmaceuticals, Inc	2,127
662	*	Inverness Medical Innovations, Inc	13,770
2		Kronos Worldwide, Inc	79
6,041	*	Medarex, Inc	44,583
7,623	*	Millennium Chemicals, Inc	161,684
2,469		Minerals Technologies, Inc	145,325
1,100		Nature's Sunshine Products, Inc	16,687
389	*	Neose Technologies, Inc	2,918
1,608	*	NewMarket Corp	33,575
200	*	NitroMed, Inc	4,768
700		NL Industries, Inc	12,817
1,386		Octel Corp	29,439
4,896		Olin Corp	97,920
3,305	*	OM Group, Inc	120,831
2,864	*	Omnova Solutions, Inc	17,270
350	*	Pharmacopeia Drug Discovery, Inc	1,715
10,814	*	PolyOne Corp	81,321

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

4,630	*	Praecis Pharmaceuticals, Inc	$10,186
639		Quaker Chemical Corp	15,432
1,046	*	Quidel Corp	4,738
617	*	Renovis, Inc	4,942
17,006	*	Revlon, Inc (Class A)	42,855
733	*	Serologicals Corp	17,101
13,900	b*	Solutia, Inc	3,614
700		Stepan Co	16,653
4,394	*	Terra Industries, Inc	38,052
9,766		USEC, Inc	101,273
2,380		Valeant Pharmaceuticals International	57,406
4,569	*	Vertex Pharmaceuticals, Inc	47,975
2,813	*	Vicuron Pharmaceuticals, Inc	41,295
4,200		Wellman, Inc	35,616
1,850		West Pharmaceutical Services, Inc	38,573
7,921	b*	WR Grace & Co	74,853

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,170,907

COMMUNICATIONS - 1.69%
897	*	AirGate PCS, Inc	17,581
1,095	*	Alaska Communications Systems Group, Inc	6,132
2,049	*	Arch Wireless, Inc	58,868
887	*	Boston Communications Group	7,779
1,378	*	Centennial Communications Corp	8,103
31,679	*	Charter Communications, Inc (Class A)	84,266
28,539	*	Cincinnati Bell, Inc	99,601
1,245	*	Commonwealth Telephone Enterprises, Inc	54,220
832	*	Crown Media Holdings, Inc (Class A)	6,947
2,031		CT Communications, Inc	28,007
2,438	*	Cumulus Media, Inc (Class A)	35,083
1,700		D&E Communications, Inc	19,550
5,853	*	Dobson Communications Corp (Class A)	7,784
3,016	*	Emmis Communications Corp (Class A)	54,469
2,524	*	Entravision Communications Corp (Class A)	19,208
200	*	Fisher Communications, Inc	9,600
5,200	*	General Communication, Inc (Class A)	47,060
660		Golden Telecom, Inc	18,830
5,148		Gray Television, Inc	61,261
8,900	*	Infonet Services Corp (Class B)	14,596
2,632	*	Insight Communications Co, Inc	23,162
9,495	*	Internap Network Services Corp	6,362
1,100	*	ITC Deltacom, Inc	4,851
1,858		Liberty Corp	73,837
3,156	*	Lin TV Corp (Class A)	61,479
300	*	Lodgenet Entertainment Corp	3,960
2,600	*	Mastec, Inc	13,650
3,824	*	Mediacom Communications Corp	24,971
1,000	*	Paxson Communications Corp	1,350
4,784	*	Price Communications Corp	72,956
9,000	*	Primus Telecommunications Group	13,230
2,600	b*	RCN Corp	148
2,100	*	Regent Communications, Inc	11,886
711		Shenandoah Telecom Co	18,209
1,906		Sinclair Broadcast Group, Inc (Class A)	13,914
295		SureWest Communications	8,458
3,105	*	Talk America Holdings, Inc	16,239
8,545	*	Terremark Worldwide, Inc	5,469
5,400	*	Time Warner Telecom, Inc (Class A)	25,920
4,444	*	Triton PCS Holdings, Inc (Class A)	11,377
1,100	v*	Wiltel Communications Group, Inc Escrow Rts	0
656	*	Young Broadcasting, Inc (Class A)	7,131

		TOTAL COMMUNICATIONS	1,077,504

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

DEPOSITORY INSTITUTIONS - 13.40%
1,402		1st Source Corp	$35,947
1,300		ABC Bancorp	26,221
1,430	*	AmericanWest Bancorp	26,970
2,400		Anchor Bancorp Wisconsin, Inc	62,160
421		Bancfirst Corp	26,995
523	*	Bancorp Bank	10,643
9,369		Bancorpsouth, Inc	215,393
1,000		BancTrust Financial Group, Inc	18,800
9,264		Bank Mutual Corp	111,168
1,600		Bank Of Granite Corp	31,056
4,486		BankAtlantic Bancorp, Inc (Class A)	82,184
3,114	*	BankUnited Financial Corp (Class A)	90,773
1,300		Banner Corp	38,220
500		Berkshire Hills Bancorp, Inc	18,475
2,752		Boston Private Financial Holdings, Inc	68,690
496		Bryn Mawr Bank Corp	9,960
957		Camden National Corp	33,026
900		Capital City Bank Group, Inc	34,839
644		Capital Corp of the West	27,692
300		Cascade Bancorp	5,820
1,610		Cathay General Bancorp	59,876
614		CB Bancshares, Inc	58,330
1,100	*	Central Coast Bancorp	22,440
3,317		Central Pacific Financial Corp	91,284
400		Century Bancorp, Inc (Class A)	12,700
2,913		Chemical Financial Corp	106,383
5,375		Chittenden Corp	146,469
5,156		Citizens Banking Corp	167,931
1,200		Citizens First Bancorp, Inc	30,108
900		City Bank	31,482
1,821		City Holding Co	59,893
1,031		Clifton Savings Bancorp, Inc	12,021
520		Columbia Bancorp	15,153
1,693		Columbia Banking System, Inc	40,276
1,644		Commercial Capital Bancorp, Inc	37,302
4,761		Commercial Federal Corp	128,452
3,206		Community Bank System, Inc	80,567
1,299		Community Trust Bancorp, Inc	40,373
1,900		Corus Bankshares, Inc	81,947
591		CVB Financial Corp	13,132
3,870		Dime Community Bancshares	65,016
2,378		Downey Financial Corp	130,695
600		Farmers Capital Bank Corp	20,580
1,129		Fidelity Bankshares, Inc	41,988
1,100		Financial Institutions, Inc	24,651
955		First Bancorp (North Carolina)	32,203
412		First Bancorp (Puerto Rico)	19,900
561		First Busey Corp (Class A)	10,721
3,614		First Charter Corp	87,350
707		First Citizens Bancshares, Inc (Class A)	83,426
8,120		First Commonwealth Financial Corp	110,513
1,500		First Community Bancorp	61,500
1,112		First Community Bancshares, Inc	36,529
2,456		First Federal Capital Corp	74,269
4,000		First Financial Bancorp	68,320
1,515		First Financial Bankshares, Inc	60,842
1,700		First Financial Corp (Indiana)	53,414
211		First Financial Holdings, Inc	6,596
2,315		First Merchants Corp	57,067
3,254		First Midwest Bancorp, Inc	112,458
4,622		First National Bankshares of Florida, Inc	113,470
900		First Oak Brook Bancshares, Inc	27,756
400		First Of Long Island Corp	17,072
1,600		First Republic Bank	73,600
828		First State Bancorp	26,107
2,004	*	FirstFed Financial Corp	97,956

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

752		Flagstar Bancorp, Inc	16,003
1,950		Flushing Financial Corp	37,070
2,714		FNB Corp	60,061
800		FNB Corp (Virginia)	21,168
1,145	*	Franklin Bank Corp	19,522
1,319		Frontier Financial Corp	46,561
832		GB&T Bancshares, Inc	18,354
1,308		Glacier Bancorp, Inc	38,141
2,679		Gold Banc Corp, Inc	36,140
600		Great Southern Bancorp, Inc	18,750
3,400		Hancock Holding Co	108,086
131		Hanmi Financial Corp	3,956
2,022		Harbor Florida Bancshares, Inc	62,884
945		Heartland Financial U.S.A., Inc	17,435
1,265		Horizon Financial Corp	24,301
3,597		Hudson River Bancorp, Inc	68,271
779		IberiaBank Corp	44,964
824		Independent Bank Corp (Massachusetts)	25,470
1,137		Independent Bank Corp (Michigan)	30,699
1,892		Integra Bank Corp	41,056
2,100	*	Intercept, Inc	39,333
1,200		Interchange Financial Services Corp	28,764
75		International Bancshares Corp	2,756
2,100		Irwin Financial Corp	54,222
600	*	Itla Capital Corp	27,720
548	*	K-Fed Bancorp	8,083
3,758		KNBT Bancorp, Inc	63,285
2,056		Lakeland Bancorp, Inc	33,801
700		Lakeland Financial Corp	23,730
911		Macatawa Bank Corp	25,554
3,290		MAF Bancorp, Inc	141,898
916		Main Street Banks, Inc	28,030
1,323		MainSource Financial Group, Inc	27,122
1,350		MB Financial, Inc	53,514
1,683		MBT Financial Corp	33,037
253		Mercantile Bank Corp	8,815
2,900		Mid-State Bancshares	74,617
914		Midwest Banc Holdings, Inc	17,567
100		NASB Financial, Inc	3,942
3,219		National Penn Bancshares, Inc	102,911
700		NBC Capital Corp	17,934
3,900		NBT Bancorp, Inc	91,377
5,348		NetBank, Inc	53,533
2,380		Northwest Bancorp, Inc	53,955
400		Oak Hill Financial, Inc	13,912
1,027		OceanFirst Financial Corp	24,915
7,843		Old National Bancorp	194,820
974		Omega Financial Corp	33,700
3,166		Pacific Capital Bancorp	93,650
946		Park National Corp	120,360
3,654		Partners Trust Financial Group, Inc	37,855
500		Pennfed Financial Services, Inc	15,205
558		Pennrock Financial Services Corp	15,490
1,294		Peoples Bancorp, Inc	34,058
1,000		Peoples Holding Co	32,550
1,175		PFF Bancorp, Inc	44,967
784		Provident Bancorp, Inc	9,204
3,899		Provident Bankshares Corp	130,811
434		Provident Financial Holdings	12,586
8,948		Provident Financial Services, Inc	154,353
1,050		Republic Bancorp, Inc (Class A) (Kentucky)	24,360
7,603		Republic Bancorp, Inc (Michigan)	117,086
1,800		Riggs National Corp	39,960
584		Royal Bancshares Of Pennsylvania (Class A)	14,174
2,745		S & T Bancorp, Inc	98,024
426		S.Y. Bancorp, Inc	9,615

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

660		Santander Bancorp	$16,500
1,000		SCBT Financial Corp	29,500
680		Seacoast Banking Corp Of Florida	14,525
503		Security Bank Corp	17,605
416	*	Signature Bank	11,128
672	*	Silicon Valley Bancshares	24,978
1,700		Simmons First National Corp (Class A)	43,486
1,362		Southern Community Financial Corp	15,159
1,212		Southside Bancshares, Inc	24,676
298		Southwest Bancorp Of Texas, Inc	6,002
1,400		Southwest Bancorp, Inc	30,870
743		State Bancorp, Inc	16,829
745		State Financial Services Corp (Class A)	20,443
775		Sterling Bancorp	20,964
5,084		Sterling Bancshares, Inc	68,380
1,821		Sterling Financial Corp (Pennsylvania)	48,876
2,742	*	Sterling Financial Corp (Spokane)	96,628
1,145	*	Sun Bancorp, Inc (New Jersey)	25,110
600		Taylor Capital Group, Inc	14,400
506	*	Texas Capital Bancshares, Inc	9,184
2,341		Texas Regional Bancshares, Inc (Class A)	72,782
2,322		TierOne Corp	53,545
1,400		Trico Bancshares	29,288
5,591		Trustmark Corp	173,768
1,284		U.S.B. Holding Co, Inc	32,460
1,793		UMB Financial Corp	85,472
5,256		Umpqua Holdings Corp	118,575
1,000		Union Bankshares Corp	31,160
4,385		United Bankshares, Inc	151,940
1,061		United Community Banks, Inc	25,750
3,420		United Community Financial Corp	38,885
2,566		Unizan Financial Corp	70,847
802		Virginia Financial Group, Inc	26,065
1,455		Washington Trust Bancorp, Inc	38,048
2,123		Wesbanco, Inc	61,737
1,751		West Coast Bancorp	36,473
1,512		Westamerica Bancorp	82,994
559	*	Western Sierra Bancorp	18,609
686		WSFS Financial Corp	34,300
1,100		Yardville National Bancorp	32,010

		TOTAL DEPOSITORY INSTITUTIONS	8,521,148

EATING AND DRINKING PLACES - 1.29%
4,135		Bob Evans Farms, Inc	112,307
378	*	California Pizza Kitchen, Inc	8,259
4,967		CBRL Group, Inc	179,209
1,500	*	Dave & Buster's, Inc	28,470
2,328		IHOP Corp	88,953
4,289	*	Jack In The Box, Inc	136,090
2,513		Landry's Restaurants, Inc	68,580
2,000		Lone Star Steakhouse & Saloon, Inc	51,660
2,037	*	O'Charley's, Inc	33,203
687	*	Papa John's International, Inc	21,077
4,929	*	Ryan's Restaurant Group, Inc	73,146
400	*	The Steak N Shake Co	6,832
900		Triarc Cos (Class A)	10,287

		TOTAL EATING AND DRINKING PLACES	818,073

ELECTRIC, GAS, AND SANITARY SERVICES - 6.20%
1,934		American States Water Co	48,157
22,800	*	Aquila, Inc	71,136
7,348		Atmos Energy Corp	185,096
5,640		Avista Corp	102,084
3,845		Black Hills Corp	106,814

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

2,100		California Water Service Group	$61,677
52,606	*	Calpine Corp	152,557
1,200		Cascade Natural Gas Corp	25,476
1,600		Central Vermont Public Service Corp	32,176
1,900		CH Energy Group, Inc	87,020
5,600		Cleco Corp	96,544
19,670	*	CMS Energy Corp	187,258
885		Connecticut Water Service, Inc	23,399
8,213		Duquesne Light Holdings, Inc	147,505
5,595	*	El Paso Electric Co	89,912
2,975		Empire District Electric Co	61,136
4,307		Energen Corp	222,026
900		EnergySouth, Inc	24,525
4,473		Idacorp, Inc	129,985
2,400		Laclede Group, Inc	70,152
1,998		MGE Energy, Inc	63,576
1,124		Middlesex Water Co	20,142
3,327		New Jersey Resources Corp	137,738
5,243		Nicor, Inc	192,418
3,167		Northwest Natural Gas Co	100,489
2,100	*	NUI Corp	28,014
3,142		Otter Tail Corp	80,121
4,458		Peoples Energy Corp	185,809
4,557		Piedmont Natural Gas Co, Inc	200,235
7,074		PNM Resources, Inc	159,236
922		Resource America, Inc (Class A)	21,750
13,657	*	Sierra Pacific Resources	122,230
800		SJW Corp	26,416
1,700		South Jersey Industries, Inc	81,175
7,385	*	Southern Union Co	151,393
4,100		Southwest Gas Corp	98,195
2,000		Southwest Water Co	24,500
1,300		UIL Holdings Corp	63,947
4,100		Unisource Energy Corp	99,835
5,725		WGL Holdings, Inc	161,789

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,943,643

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 3.73%
406	*	Actel Corp	6,171
500	*	Aeroflex, Inc	5,285
2,900	*	Alliance Semiconductor Corp	10,034
917	*	Anaren Microwave, Inc	12,343
2,500	*	Applica, Inc	10,100
2,195	*	Arris Group, Inc	11,458
1,790	*	Artesyn Technologies, Inc	17,864
2,386	*	Benchmark Electronics, Inc	71,103
312	*	Bookham, Inc	2,028
250	*	Brillian Corp	1,108
2,947		C&D Technologies, Inc	56,052
2,500	*	Capstone Turbine Corp	3,825
530	*	Catapult Communications Corp	9,985
1,940	*	C-COR, Inc	16,393
375	*	Celestica, Inc (U.S.)	4,763
805	*	Ceradyne, Inc	35,348
4,316	*	Checkpoint Systems, Inc	67,200
427	*	Comtech Telecommunications	11,572
45,335	*	Corvis Corp	36,268
2,600		CTS Corp	32,760
1,781		Cubic Corp	40,785
1,482	*	DDi Corp	7,514
808	*	Dupont Photomasks, Inc	13,768
22,244	*	Eagle Broadband, Inc	16,016
3,200	*	Electro Scientific Industries, Inc	55,520
340	*	EMS Technologies, Inc	5,865
563	*	Entegris, Inc	4,695

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

513	*	ESS Technology, Inc	$3,514
3,228	*	Exar Corp	45,708
2,319	*	Finisar Corp	3,015
1,810	*	Genesis Microchip, Inc	24,435
1,445	*	Genlyte Group, Inc	93,044
9,320	*	GrafTech International Ltd	130,014
3,003	*	Hutchinson Technology, Inc	80,270
500	*	Inet Technologies, Inc	6,290
2,424	*	Integrated Device Technology, Inc	23,101
3,527	*	Integrated Silicon Solution, Inc	25,641
300	*	IXYS Corp	2,154
10,172	*	Kemet Corp	82,291
6,885	*	Lattice Semiconductor Corp	33,805
300	*	Littelfuse, Inc	10,359
1,950		LSI Industries, Inc	20,358
2,658	*	Magnetek, Inc	19,855
13,680	*	McData Corp (Class A)	68,810
1,639	*	Merix Corp	16,980
4,200		Methode Electronics, Inc	53,718
1,300	*	Microtune, Inc	6,864
1,200	*	Monolithic System Technology, Inc	5,208
3,062	*	Moog, Inc (Class A)	111,151
11,515	*	MRV Communications, Inc	28,788
600		National Presto Industries, Inc	25,092
1,500	*	ON Semiconductor Corp	4,695
5,500	*	Oplink Communications, Inc	9,845
800	*	Optical Communication Products, Inc	1,672
604	*	OSI Systems, Inc	9,724
2,100		Park Electrochemical Corp	44,520
1,067	*	Pericom Semiconductor Corp	10,307
2,553	*	Photronics, Inc	42,431
2,849	*	Plexus Corp	31,453
900	*	Powell Industries, Inc	15,165
3,791	*	Power-One, Inc	24,566
6,567	*	Powerwave Technologies, Inc	40,453
258	*	Rayovac Corp	6,798
20	b*	Read-Rite Corp	0
2,576		Regal-Beloit Corp	62,313
2,800	*	Remec, Inc	13,188
949	*	SBS Technologies, Inc	11,578
1,932	*	Skyworks Solutions, Inc	18,354
2,000		Smith (A.O.) Corp	48,700
1,099	*	Standard Microsystems Corp	19,243
1,756	*	Stoneridge, Inc	24,760
17	*	Supertex, Inc	330
20,334	*	Sycamore Networks, Inc	76,863
878	*	Symmetricom, Inc	8,306
4,055	*	Technitrol, Inc	79,073
7,089		Thomas & Betts Corp	190,127
6,900	*	Triquint Semiconductor, Inc	26,910
427	*	Ulticom, Inc	6,307
4,200	*	Valence Technology, Inc	14,448
211	*	Wilson Greatbatch Technologies, Inc	3,775
1,274		Woodhead Industries, Inc	17,581
6,974	*	Zhone Technologies, Inc	21,410

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	2,371,183

ENGINEERING AND MANAGEMENT SERVICES - 1.40%
3,100	*	Accelrys, Inc	20,212
8,495	*	Applera Corp (Celera Genomics Group)	99,307
7,987	*	Century Business Services, Inc	35,862
1,700	*	Cornell Cos, Inc	21,080
2,216	*	Corrections Corp Of America	78,358
2,000	*	CuraGen Corp	11,000
658	*	Exponent, Inc	18,128

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

100	*	Forrester Research, Inc	$1,524
4,188	*	FTI Consulting, Inc	79,153
3,065	*	Incyte Corp	29,516
630	*	Infrasource Services, Inc	6,615
400		Landauer, Inc	18,772
2,165	*	MAXIMUS, Inc	62,374
2,700	*	Maxygen, Inc	26,703
7,072	*	Oscient Pharmaceuticals Corp	25,106
900	*	Parexel International Corp	17,640
4,600	*	PRG-Schultz International, Inc	26,404
1,908	*	Seattle Genetics, Inc	12,536
2,000	*	Sourcecorp	44,280
1,125	*	Tetra Tech, Inc	14,254
254	*	Transkaryotic Therapies, Inc	4,503
400	*	TRC Cos, Inc	7,508
3,618	*	URS Corp	96,528
2,958	*	Washington Group International, Inc	102,406
1,231		Watson Wyatt & Co Holdings	32,375

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	892,144

FABRICATED METAL PRODUCTS - 1.13%
1,700		CIRCOR International, Inc	33,150
3,559		Commercial Metals Co	141,363
8,805	*	Crown Holdings, Inc	90,780
2,688	*	Griffon Corp	56,717
300		Gulf Island Fabrication, Inc	6,690
8,589	*	Jacuzzi Brands, Inc	79,878
745	*	Mobile Mini, Inc	18,476
892	*	NCI Building Systems, Inc	28,455
7,600	*	Shaw Group, Inc	91,200
584		Silgan Holdings, Inc	27,039
160		Sturm Ruger & Co, Inc	1,442
7,300	*	Tower Automotive, Inc	15,257
1,800		Valmont Industries, Inc	37,566
1,031	*	Water Pik Technologies, Inc	15,362
2,908		Watts Water Technologies, Inc (Class A)	78,080

		TOTAL FABRICATED METAL PRODUCTS	721,455

FISHING, HUNTING, AND TRAPPING - 0.01%
900	*	Omega Protein Corp	6,930

		TOTAL FISHING, HUNTING, AND TRAPPING	6,930

FOOD AND KINDRED PRODUCTS - 1.72%
1,869		American Italian Pasta Co (Class A)	48,874
300	*	Boston Beer Co, Inc (Class A)	7,560
734		Cal-Maine Foods, Inc	8,052
224		Coca-Cola Bottling Co Consolidated	12,100
4,292		Corn Products International, Inc	197,861
777		Farmer Brothers Co	20,769
4,200		Flowers Foods, Inc	108,570
5,984	*	Hercules, Inc	85,272
5,376	*	Interstate Bakeries Corp	20,966
800	*	J & J Snack Foods Corp	34,304
2,920		Lancaster Colony Corp	123,122
2,896		Lance, Inc	46,770
1,400	*	M&F Worldwide Corp	18,214
300		MGP Ingredients, Inc	2,976
200		National Beverage Corp	1,616
3,655		Ralcorp Holdings, Inc	131,946
1,145	*	Robert Mondavi Corp (Class A)	44,850
530		Sanderson Farms, Inc	17,729
5,690		Sensient Technologies Corp	123,132
4,107		Topps Co, Inc	40,166

		TOTAL FOOD AND KINDRED PRODUCTS	1,094,849

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

FOOD STORES - 0.33%
70		Arden Group, Inc (Class A)	$5,950
1,713	*	Great Atlantic & Pacific Tea Co, Inc	10,449
1,200		Ingles Markets, Inc (Class A)	14,472
406	*	Pantry, Inc	10,219
3,600	*	Pathmark Stores, Inc	17,460
3,893		Ruddick Corp	76,459
1,326		Weis Markets, Inc	44,925
9,515	*	Winn-Dixie Stores, Inc	29,401

		TOTAL FOOD STORES	209,335

FURNITURE AND FIXTURES - 0.70%
1,400		Bassett Furniture Industries, Inc	26,432
2,287		Ethan Allen Interiors, Inc	79,473
5,276		Furniture Brands International, Inc	132,322
718		Hooker Furniture Corp	19,838
5,700	*	Interface, Inc (Class A)	45,714
2,500		Kimball International, Inc (Class B)	34,700
6,391		La-Z-Boy, Inc	97,015
145		Stanley Furniture Co, Inc	6,380

		TOTAL FURNITURE AND FIXTURES	441,874

FURNITURE AND HOMEFURNISHINGS STORES - 0.34%
283	*	Electronics Boutique Holdings Corp	9,650
1,400	*	Gamestop Corp (Class A)	25,914
2,100		Haverty Furniture Cos, Inc	36,834
500	*	Kirkland's, Inc	4,700
4,372	*	Linens 'n Things, Inc	101,299
1,929	*	The Bombay Co, Inc	14,140
2,564	*	Trans World Entertainment Corp	25,050

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	217,587

GENERAL BUILDING CONTRACTORS - 0.71%
1,609		Beazer Homes U.S.A., Inc	171,986
126		Brookfield Homes Corp	3,320
500	*	Dominion Homes, Inc	11,910
1,559		M/I Homes, Inc	66,164
152	*	Meritage Homes Corp	11,947
600	*	Palm Harbor Homes, Inc	10,110
683	*	Perini Corp	9,740
1,108		Technical Olympic U.S.A., Inc	31,290
2,700		Walter Industries, Inc	43,254
3,918	*	WCI Communities, Inc	91,289

		TOTAL GENERAL BUILDING CONTRACTORS	451,010

GENERAL MERCHANDISE STORES - 0.21%
252		Bon-Ton Stores, Inc	3,072
3,137		Casey's General Stores, Inc	58,317
200	*	Conn's, Inc	2,796
818	*	Retail Ventures, Inc	6,168
3,600	*	ShopKo Stores, Inc	62,676

		TOTAL GENERAL MERCHANDISE STORES	133,029

HEALTH SERVICES - 1.02%
1,000	*	Beverly Enterprises, Inc	7,570
2,222	*	Cross Country Healthcare, Inc	34,441
3,349	*	First Health Group Corp	53,885
2,481	*	Genesis HealthCare Corp	75,447
400	*	Gentiva Health Services, Inc	6,548
4,927		Hooper Holmes, Inc	22,073

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

400	b*	Impath, Inc	$2,040
3,200	*	Kindred Healthcare, Inc	78,080
2,434	*	Magellan Health Services, Inc	88,987
314	*	Matria Healthcare, Inc	8,889
667	*	Medcath Corp	10,552
200		National Healthcare Corp	5,700
5,064	*	OCA, Inc	24,003
200		Option Care, Inc	3,094
200	*	Pediatrix Medical Group, Inc	10,970
5,400	*	Province Healthcare Co	112,968
1,600	*	RehabCare Group, Inc	36,848
100	*	Specialty Laboratories, Inc	1,050
1,829	*	Sunrise Senior Living, Inc	64,234

		TOTAL HEALTH SERVICES	647,379

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.21%
3,949		Granite Construction, Inc	94,381
2,171	*	Insituform Technologies, Inc (Class A)	40,533

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	134,914

HOLDING AND OTHER INVESTMENT OFFICES - 15.58%
1,500	*	4Kids Entertainment, Inc	30,300
3,026		Acadia Realty Trust	44,634
2,793		Affordable Residential Communities	40,778
1,517		Alabama National Bancorp	90,823
2,047		Alexandria Real Estate Equities, Inc	134,529
3,036		Amcore Financial, Inc	86,162
13,062		American Financial Realty Trust	184,305
2,296		American Home Mortgage Investment Corp	64,173
3,000		AMLI Residential Properties Trust	91,650
6,215		Anthracite Capital, Inc	69,111
5,481		Anworth Mortgage Asset Corp	62,374
7,198		Apollo Investment Corp	101,852
757		Arbor Realty Trust, Inc	16,805
2,116		Ashford Hospitality Trust, Inc	19,890
1,800		Bedford Property Investors	54,612
4,799		Brandywine Realty Trust	136,676
6,988		Brookline Bancorp, Inc	109,502
3,756		Capital Automotive REIT	117,450
2,635		Capital Lease Funding, Inc	29,090
106		Capital Southwest Corp	8,056
1,233		Capital Trust, Inc	35,880
500		Capitol Bancorp Ltd	14,670
1,982		Capstead Mortgage Corp	24,676
6,367		CarrAmerica Realty Corp	208,201
1,915		Cedar Shopping Centers, Inc	26,714
177		Cherokee, Inc	4,223
2,200		Colonial Properties Trust	88,484
6,118		Commercial Net Lease Realty, Inc	111,470
1,179		Community Banks, Inc	34,179
2,396		Community First Bankshares, Inc	76,816
6,027		Cornerstone Realty Income Trust, Inc	58,824
4,031		Corporate Office Properties Trust	103,274
1,400		Correctional Properties Trust	38,220
2,704		Cousins Properties, Inc	92,774
3,200		CRT Properties, Inc	68,640
2,500		Eastgroup Properties, Inc	83,000
323	*	Enstar Group, Inc	16,008
2,852		Entertainment Properties Trust	107,806
5,413		Equity Inns, Inc	53,480
1,562		Equity One, Inc	30,646
2,135		Essex Property Trust, Inc	153,400
5,746	*	FelCor Lodging Trust, Inc	64,987
1,500		First Indiana Corp	30,150

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

4,907		First Industrial Realty Trust, Inc	$181,068
10,102		First Niagara Financial Group, Inc	135,165
1,600		First Place Financial Corp	32,000
3,531		Gables Residential Trust	120,584
748		German American Bancorp	12,596
880		Gladstone Capital Corp	19,985
3,311		Glenborough Realty Trust, Inc	68,769
2,809		Glimcher Realty Trust	68,259
2,248		Government Properties Trust, Inc	21,356
5,652		Greater Bay Bancorp	162,495
5,706		Healthcare Realty Trust, Inc	222,762
3,199		Heritage Property Investment Trust	93,315
4,332		Highland Hospitality Corp	49,385
6,301		Highwoods Properties, Inc	155,068
4,005		Home Properties, Inc	158,438
7,831		IMPAC Mortgage Holdings, Inc	205,955
4,100		Innkeepers U.S.A. Trust	51,004
5,099		Investors Real Estate Trust	51,041
6,836		iShares Russell 2000 Value Index Fund	1,173,673
3,300		Kilroy Realty Corp	125,499
2,900		Kramont Realty Trust	53,940
22,500	*	La Quinta Corp	175,500
3,300		LaSalle Hotel Properties	91,080
5,700		Lexington Corporate Properties Trust	123,747
1,800		LTC Properties, Inc	32,202
4,119		Luminent Mortgage Capital, Inc	52,229
4,150		Maguire Properties, Inc	100,887
1,000		Manufactured Home Communities, Inc	33,240
10,400	*	Meristar Hospitality Corp	56,680
9,340		MFA Mortgage Investments, Inc	86,021
2,116		Mid-America Apartment Communities, Inc	82,418
2,000		Mission West Properties, Inc	20,700
2,904		National Health Investors, Inc	82,590
7,999		Nationwide Health Properties, Inc	165,979
3,987		Newcastle Investment Corp	122,401
2,568		Novastar Financial, Inc	111,965
5,711		Omega Healthcare Investors, Inc	61,450
769		Oriental Financial Group, Inc	20,809
833		Origen Financial, Inc	6,131
1,300		Parkway Properties, Inc	60,385
3,734		Pennsylvania Real Estate Investment Trust	144,356
4,680		Post Properties, Inc	139,932
5,234		Prentiss Properties Trust	188,424
2,614		Price Legacy Corp	49,535
2,009		Prosperity Bancshares, Inc	53,680
1,900		PS Business Parks, Inc	75,715
3,100		RAIT Investment Trust	84,785
1,700		Ramco-Gershenson Properties	46,036
4,721		Realty Income Corp	212,587
1,887		Redwood Trust, Inc	117,787
1,393		Sandy Spring Bancorp, Inc	45,551
1,422		Saul Centers, Inc	46,755
6,400		Senior Housing Properties Trust	114,048
1,804		Sovran Self Storage, Inc	70,681
3,400		Summit Properties, Inc	91,970
2,025		Sun Communities, Inc	79,360
5,509		Susquehanna Bancshares, Inc	135,521
1,231		Tanger Factory Outlet Centers, Inc	55,124
977	*	Tarragon Realty Investors, Inc	12,711
3,105		Taubman Centers, Inc	80,202
870		Tompkins Trustco, Inc	40,272
2,600		U.S. Restaurant Properties, Inc	43,914
1,300		Universal Health Realty Income Trust	39,390

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

2,500		Urstadt Biddle Properties, Inc (Class A)	$38,100
3,182		Washington Real Estate Investment Trust	96,415
3,502		Waypoint Financial Corp	96,550
419		Westfield Financial, Inc	9,888
2,800		Winston Hotels, Inc	29,960

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	9,907,314

HOTELS AND OTHER LODGING PLACES - 0.45%
430		Ameristar Casinos, Inc	13,008
1,261	*	Bluegreen Corp	14,035
2,578	*	Boca Resorts, Inc (Class A)	47,873
446	*	Empire Resorts, Inc	3,345
2,500		Marcus Corp	48,675
4,300	*	Pinnacle Entertainment, Inc	59,340
4,300	*	Prime Hospitality Corp	52,331
2,500	*	Vail Resorts, Inc	45,175

		TOTAL HOTELS AND OTHER LODGING PLACES	283,782

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.92%
200	*	Aaon, Inc	3,480
13,350	*	Adaptec, Inc	101,460
4,352	*	Advanced Digital Information Corp	37,862
3,100		Albany International Corp (Class A)	92,411
1,187	*	Astec Industries, Inc	22,695
3,058	*	Axcelis Technologies, Inc	25,320
1,906		Black Box Corp	70,427
200	*	Blount International, Inc	2,620
1,200		Cascade Corp	33,312
900	*	Dril-Quip, Inc	20,070
2,109	*	Electronics For Imaging, Inc	34,250
7,115	*	Emulex Corp	81,965
2,415	*	EnPro Industries, Inc	58,298
2,514	*	Esterline Technologies Corp	76,903
600	*	Flanders Corp	5,154
6,598	*	Flowserve Corp	159,540
900	*	FSI International, Inc	3,762
2,361	*	Gardner Denver, Inc	65,093
18,713	*	Gateway, Inc	92,629
3,500	*	Global Power Equipment Group, Inc	25,935
1,000		Gorman-Rupp Co	20,360
589	*	Hydril	25,298
1,800	*	Hypercom Corp	13,284
2,850		IDEX Corp	96,786
5,200	*	InFocus Corp	47,632
2,244		Iomega Corp	10,435
3,491		JLG Industries, Inc	58,649
2,950		Joy Global, Inc	101,421
926	*	Kadant, Inc	17,001
1,986		Kaydon Corp	57,137
4,300		Kennametal, Inc	194,145
2,750	*	Komag, Inc	38,225
4,710		Lennox International, Inc	70,367
200		Lindsay Manufacturing Co	5,366
800		Lufkin Industries, Inc	29,776
3,340	*	Milacron, Inc	10,421
2,900		Modine Manufacturing Co	87,319
500		Nacco Industries, Inc (Class A)	43,075
2,284	*	Oil States International, Inc	42,711
400	*	Overland Storage, Inc	5,596
5,063	*	PalmOne, Inc	154,118
3,414	*	Paxar Corp	77,430
1,354	*	Planar Systems, Inc	15,178
12,100	*	Quantum Corp	27,951
1,400		Robbins & Myers, Inc	30,800
1,006		Sauer-Danfoss, Inc	17,182

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

33,000	*	Silicon Graphics, Inc	$47,190
400	*	Simpletech, Inc	1,464
1,500		Standex International Corp	36,750
3,600		Stewart & Stevenson Services, Inc	63,612
1,920		Tecumseh Products Co (Class A)	80,390
818		Tennant Co	33,154
4,245	*	Terex Corp	184,233
1,637		Thomas Industries, Inc	51,402
355	*	Ultratech, Inc	5,563
5,134	*	UNOVA, Inc	72,133
400	*	Veeco Instruments, Inc	8,388
1,128		Woodward Governor Co	76,129
4,900		York International Corp	154,791

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,126,048

INSTRUMENTS AND RELATED PRODUCTS - 2.17%
567		Analogic Corp	23,638
200	*	Animas Corp	3,220
1,312	*	Bio-Rad Laboratories, Inc (Class A)	67,043
3,216	*	Cardiac Science, Inc	6,175
1,890	*	Coherent, Inc	49,027
2,500		Cohu, Inc	36,950
3,600	*	Conmed Corp	94,680
652	*	Credence Systems Corp	4,694
1,450		Datascope Corp	54,085
300	*	DJ Orthopedics, Inc	5,295
2,599	*	DRS Technologies, Inc	97,307
533		EDO Corp	14,791
700	*	ESCO Technologies, Inc	47,432
769		E-Z-Em-Inc	13,804
351	*	FEI Co	6,936
923	*	Haemonetics Corp	30,311
2,700	*	Hanger Orthopedic Group, Inc	13,527
950	*	Herley Industries, Inc	17,756
1,730	*	Hologic, Inc	33,337
600	*	Immunicon Corp	6,000
429	*	Intuitive Surgical, Inc	10,618
3,188		Invacare Corp	146,648
2,170	*	Ionics, Inc	58,590
891	*	LeCroy Corp	14,889
515		Mentor Corp	17,345
600	*	MKS Instruments, Inc	9,192
356	*	Molecular Devices Corp	8,391
2,000		Movado Group, Inc	34,000
2,409		MTS Systems Corp	51,191
2,450	*	Newport Corp	28,102
321	*	Ocular Sciences, Inc	15,398
3,783	*	Pinnacle Systems, Inc	15,775
1,800	*	Rofin-Sinar Technologies, Inc	52,884
200	*	Rudolph Technologies, Inc	3,348
100	*	Sirf Technology Holdings, Inc	1,423
3,600	*	Sola International, Inc	68,580
1,132	*	Steris Corp	24,836
1,375	*	Sybron Dental Specialties, Inc	40,824
700		Sypris Solutions, Inc	9,555
968	*	Techne Corp	36,958
3,634	*	Viasys Healthcare, Inc	60,797
600		Vital Signs, Inc	19,188
385	*	Zoll Medical Corp	12,855
1,189	*	Zygo Corp	12,045

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,379,440

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.11%
1,700	*	Clark, Inc	$23,018
1,300		Crawford & Co (Class B)	8,710
848		Hilb, Rogal & Hamilton Co	30,715
435	*	USI Holdings Corp	5,938

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	68,381

INSURANCE CARRIERS - 4.02%
2,880		21st Century Insurance Group	38,448
4,000		Alfa Corp	55,840
1,693		American Equity Investment Life Holding Co	16,067
1,454	*	American Medical Security Group, Inc	46,513
1,000	*	American Physicians Capital, Inc	30,620
531	*	AMERIGROUP Corp	29,869
4,780		AmerUs Group Co	195,980
2,725	*	Argonaut Group, Inc	50,876
1,000		Baldwin & Lyons, Inc (Class B)	25,240
331		Bristol West Holdings, Inc	5,673
3,381	*	Ceres Group, Inc	18,426
3,316	*	Citizens, Inc	19,797
2,000	*	CNA Surety Corp	21,200
2,900		Commerce Group, Inc	140,360
2,881		Delphi Financial Group, Inc (Class A)	115,730
700		Donegal Group, Inc	13,440
300		EMC Insurance Group, Inc	6,303
1,600		FBL Financial Group, Inc (Class A)	41,904
897	*	FPIC Insurance Group, Inc	23,187
700		Great American Financial Resources, Inc	10,703
1,556		Harleysville Group, Inc	32,147
5,200		Horace Mann Educators Corp	91,416
520		Independence Holding Co	9,188
2,302		Infinity Property & Casualty Corp	67,978
500		Kansas City Life Insurance Co	21,285
2,205		Landamerica Financial Group, Inc	100,328
1,000		Midland Co	27,350
200	*	Molina Healthcare, Inc	7,100
255	*	National Western Life Insurance Co (Class A)	41,540
944	*	Navigators Group, Inc	27,603
300		NYMAGIC, Inc	6,567
7,400	*	Ohio Casualty Corp	154,882
1,300		Penn-America Group, Inc	17,693
1,795	*	Philadelphia Consolidated Holding Corp	98,940
11,018		Phoenix Cos, Inc	114,808
900	*	Pico Holdings, Inc	17,127
2,900	*	PMA Capital Corp (Class A)	21,895
2,481		Presidential Life Corp	42,624
3,022	*	ProAssurance Corp	105,830
2,400		RLI Corp	90,120
1,226		Safety Insurance Group, Inc	27,254
3,133		Selective Insurance Group, Inc	116,548
830		State Auto Financial Corp	24,029
2,100		Stewart Information Services Corp	82,740
1,100	*	Triad Guaranty, Inc	61,028
4,397		UICI	143,958
900		United Fire & Casualty Co	51,597
3,100	*	Universal American Financial Corp	40,083
1,004		Vesta Insurance Group, Inc	4,508
100		Zenith National Insurance Corp	4,231

		TOTAL INSURANCE CARRIERS	2,558,573

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
1,003	*	Geo Group, Inc	20,511

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	20,511

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

LEATHER AND LEATHER PRODUCTS - 0.29%
2,200		Brown Shoe Co, Inc	$55,132
1,300	*	Steven Madden Ltd	22,945
275		Weyco Group, Inc	10,175
3,756		Wolverine World Wide, Inc	94,651

		TOTAL LEATHER AND LEATHER PRODUCTS	182,903

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.32%
12,284	*	Laidlaw International, Inc	202,072

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	202,072

LUMBER AND WOOD PRODUCTS - 0.26%
954		American Woodmark Corp	35,322
939		Deltic Timber Corp	37,363
800		Skyline Corp	32,040
1,729		Universal Forest Products, Inc	59,132

		TOTAL LUMBER AND WOOD PRODUCTS	163,857

METAL MINING - 0.25%
622	*	Cleveland-Cliffs, Inc	50,301
7,100	*	Hecla Mining Co	52,824
3,735	*	Stillwater Mining Co	57,893

		TOTAL METAL MINING	161,018

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.73%
2,554		Blyth, Inc	78,919
8,200		Callaway Golf Co	86,674
2,900	*	Jakks Pacific, Inc	66,700
4,328	*	K2, Inc	61,934
300	*	Leapfrog Enterprises, Inc	6,075
3,288		Nautilus Group, Inc	74,276
1,900	*	Oneida Ltd	2,964
1,100		Penn Engineering & Manufacturing Corp	20,482
949	*	RC2 Corp	31,222
900		Russ Berrie & Co, Inc	18,135
731	f*	Steinway Musical Instruments, Inc	19,883

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	467,264

MISCELLANEOUS RETAIL - 0.67%
4,500	*	Alloy, Inc	17,055
900		Blair Corp	25,362
187	*	Blue Nile, Inc	6,298
1,261		Cash America International, Inc	30,844
2,700	*	Friedman's, Inc (Class A)	5,562
2,171		Hancock Fabrics, Inc	26,009
3,547		Longs Drug Stores Corp	85,837
600	*	PC Connection, Inc	4,122
909	*	Priceline.com, Inc	20,153
1,549	*	Sports Authority, Inc	35,937
1,300	*	Systemax, Inc	7,358
652	*	Valuevision International, Inc (Class A)	8,730
5,488	*	Zale Corp	154,213

		TOTAL MISCELLANEOUS RETAIL	427,480

MOTION PICTURES - 0.31%
3,646	*	AMC Entertainment, Inc	69,784
827		Carmike Cinemas, Inc	29,119
4,079	*	Hollywood Entertainment Corp	40,260

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

2,580		Movie Gallery, Inc	$45,227
1,502	*	Reading International, Inc	12,016

		TOTAL MOTION PICTURES	196,406

NONDEPOSITORY INSTITUTIONS - 0.76%
2,152		Advanta Corp (Class B)	52,057
400		Asta Funding, Inc	6,476
1,427		Beverly Hills Bancorp, Inc	14,912
5,199		CharterMac	114,326
2,156	*	CompuCredit Corp	40,145
1,284	*	Credit Acceptance Corp	24,319
1,700	b*	DVI, Inc	8
905	*	Federal Agricultural Mortgage Corp (Class C)	20,082
1,979	*	Financial Federal Corp	74,173
3,700		MCG Capital Corp	64,232
3,700	*	Metris Cos, Inc	36,186
622	*	New Century Financial Corp	37,457

		TOTAL NONDEPOSITORY INSTITUTIONS	484,373

NONMETALLIC MINERALS, EXCEPT FUELS - 0.13%
2,175		Amcol International Corp	41,586
1,756		Compass Minerals International, Inc	38,983

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	80,569

OIL AND GAS EXTRACTION - 4.39%
1,555		Berry Petroleum Co (Class A)	57,115
2,567		Cabot Oil & Gas Corp (Class A)	115,258
529	*	Callon Petroleum Co	6,708
4,887	*	Cimarex Energy Co	170,752
100	*	Clayton Williams Energy, Inc	2,143
519	*	Comstock Resources, Inc	10,857
400	*	Edge Petroleum Corp	6,388
2,647	*	Encore Acquisition Co	91,322
2,800	*	Energy Partners Ltd	45,584
5,968	*	Forest Oil Corp	179,756
9,400	*	Global Industries Ltd	58,092
9,334	*	Hanover Compressor Co	125,542
4,186	*	Harvest Natural Resources, Inc	69,488
2,622		Helmerich & Payne, Inc	75,225
1,500	*	Houston Exploration Co	89,025
15,752	*	Key Energy Services, Inc	174,060
3,854	*	Magnum Hunter Resources, Inc	44,475
1,000	*	McMoRan Exploration Co	13,030
6,300	*	Meridian Resource Corp	55,629
3,939	*	Newpark Resources, Inc	23,634
2,892	*	Oceaneering International, Inc	106,541
11,300	*	Parker Drilling Co	41,471
7,309	*	Plains Exploration & Production Co	174,393
4,182		Range Resources Corp	73,143
272	*	Remington Oil & Gas Corp	7,140
953		RPC, Inc	17,040
2,198	*	Seacor Smit, Inc	102,757
3,375	*	Southwestern Energy Co	141,716
1,710	*	Spinnaker Exploration Co	59,918
3,481		St. Mary Land & Exploration Co	138,579
2,174	*	Stone Energy Corp	95,134
2,848	*	Superior Energy Services, Inc	36,796
3,200	*	Swift Energy Co	76,672
1,372	*	Syntroleum Corp	9,631
1,312	*	Todco	22,763
2,300	*	Transmontaigne, Inc	13,386
2,800	*	Veritas DGC, Inc	63,784
5,922		Vintage Petroleum, Inc	118,855

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

2,046	*	W-H Energy Services, Inc	$42,455
1,168	*	Whiting Petroleum Corp	35,507

		TOTAL OIL AND GAS EXTRACTION	2,791,764

PAPER AND ALLIED PRODUCTS - 1.19%
3,500	*	Buckeye Technologies, Inc	39,025
3,500	*	Caraustar Industries, Inc	58,695
2,400		Chesapeake Corp	57,648
3,300		Glatfelter	40,887
1,516		Greif, Inc (Class A)	63,899
5,970		Longview Fibre Co	91,043
1,300	f*	Playtex Products, Inc	8,190
1,800		Pope & Talbot, Inc	31,680
3,500		Potlatch Corp	163,835
3,700		Rock-Tenn Co (Class A)	58,238
1,700		Schweitzer-Mauduit International, Inc	55,080
5,215		Wausau-Mosinee Paper Corp	86,830

		TOTAL PAPER AND ALLIED PRODUCTS	755,050

PERSONAL SERVICES - 0.30%
4,800	b*	Alderwoods Group, Inc	47,184
1,200		Angelica Corp	29,856
2,100		G & K Services, Inc (Class A)	83,454
1,000		Unifirst Corp	28,600

		TOTAL PERSONAL SERVICES	189,094

PETROLEUM AND COAL PRODUCTS - 0.55%
200		ElkCorp	5,552
1,221	*	Giant Industries, Inc	29,670
2,308		Holly Corp	58,854
7,607	*	Tesoro Petroleum Corp	224,635
1,000		WD-40 Co	28,600

		TOTAL PETROLEUM AND COAL PRODUCTS	347,311

PRIMARY METAL INDUSTRIES - 2.11%
5,896	*	AK Steel Holding Corp	48,111
4,250		Belden CDT, Inc	92,650
2,300	*	Brush Engineered Materials, Inc	47,633
2,700		Carpenter Technology Corp	128,898
2,402	*	CommScope, Inc	51,883
1,787		Curtiss-Wright Corp	102,270
4,196	*	General Cable Corp	44,645
1,132		Gibraltar Steel Corp	40,933
1,214	*	Imco Recycling, Inc	13,840
710	*	Lone Star Technologies, Inc	26,838
3,015		Mueller Industries, Inc	129,494
1,912		NN, Inc	21,892
2,200	*	NS Group, Inc	40,700
3,060	*	Oregon Steel Mills, Inc	50,888
1,940		Quanex Corp	99,483
2,500	*	RTI International Metals, Inc	48,425
1,400		Ryerson Tull, Inc	24,038
2,150		Schnitzer Steel Industries, Inc (Class A)	69,553
475		Steel Dynamics, Inc	18,345
1,139		Steel Technologies, Inc	29,178
2,465		Texas Industries, Inc	126,800
710	*	Titanium Metals Corp	16,657
3,100		Tredegar Corp	56,420
429	*	Wheeling-Pittsburgh Corp	13,432

		TOTAL PRIMARY METAL INDUSTRIES	1,343,006

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

PRINTING AND PUBLISHING - 1.30%
7,425		American Greetings Corp (Class A)	$186,516
586		Banta Corp	23,294
2,100		Bowne & Co, Inc	27,279
426	*	Consolidated Graphics, Inc	17,849
436		Courier Corp	18,172
886		CSS Industries, Inc	27,413
2,000		Ennis, Inc	42,840
500		Harland (John H.) Co	15,675
2,104		Hollinger International, Inc	36,378
250	*	Information Holdings, Inc	6,808
1,273		Journal Communications, Inc	22,328
2,209	*	Journal Register Co	41,750
1,000	*	Martha Stewart Living Omnimedia, Inc (Class A)	15,700
15,891	*	Primedia, Inc	37,344
1,053		Pulitzer, Inc	52,018
3,703		Reader's Digest Association, Inc (Class A)	54,027
3,683	*	Scholastic Corp	113,768
1,100		Standard Register Co	11,550
2,591	*	Valassis Communications, Inc	76,642

		TOTAL PRINTING AND PUBLISHING	827,351

RAILROAD TRANSPORTATION - 0.31%
2,484		Florida East Coast Industries	93,274
1,930	*	Genesee & Wyoming, Inc (Class A)	48,868
3,649	*	Kansas City Southern Industries, Inc	55,355

		TOTAL RAILROAD TRANSPORTATION	197,497

REAL ESTATE - 0.62%
536	*	Avatar Holdings, Inc	22,753
2,892	*	Jones Lang LaSalle, Inc	95,465
1,989		LNR Property Corp	123,139
200	*	Orleans Homebuilders, Inc	4,504
12,900	*	Stewart Enterprises, Inc (Class A)	89,655
3,800	*	Trammell Crow Co	59,736

		TOTAL REAL ESTATE	395,252

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 1.37%
923	*	Applied Films Corp	16,623
4,420		Aptargroup, Inc	194,347
1,325		Bandag, Inc	58,035
7,706		Cooper Tire & Rubber Co	155,430
18,271	*	Goodyear Tire & Rubber Co	196,231
318	*	Jarden Corp	11,604
2,750		Myers Industries, Inc	30,113
100		Quixote Corp	1,928
3,578		Schulman (A.), Inc	78,859
2,300	*	Skechers U.S.A., Inc (Class A)	33,396
2,700		Spartech Corp	67,770
1,600		Tupperware Corp	27,168

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	871,504

SECURITY AND COMMODITY BROKERS - 0.70%
287		BKF Capital Group, Inc	8,409
500		Gabelli Asset Management, Inc (Class A)	21,425
300		Greenhill & Co, Inc	7,080
5,105	*	Investment Technology Group, Inc	78,107
13,514	*	Knight Trading Group, Inc	124,734
6,160	*	LaBranche & Co, Inc	52,052
2,083	*	Piper Jaffray Cos	82,466
1,418		Sanders Morris Harris Group, Inc	17,101
834	*	Stifel Financial Corp	16,346

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

1,900		SWS Group, Inc	$30,552
134		Value Line, Inc	4,958

		TOTAL SECURITY AND COMMODITY BROKERS	443,230

SOCIAL SERVICES - 0.04%
1,975	*	Res-Care, Inc	23,404

		TOTAL SOCIAL SERVICES	23,404

SPECIAL TRADE CONTRACTORS - 0.42%
1,500		Chemed Corp	83,610
4,276	*	Comfort Systems U.S.A., Inc	28,222
1,342	*	Dycom Industries, Inc	38,099
1,739	*	EMCOR Group, Inc	65,421
2,313	*	Integrated Electrical Services, Inc	11,126
494	*	Layne Christensen Co	7,445
1,002	*	Matrix Service Co	5,130
4,173	*	Quanta Services, Inc	25,247

		TOTAL SPECIAL TRADE CONTRACTORS	264,300

STONE, CLAY, AND GLASS PRODUCTS - 0.52%
900		Ameron International Corp	29,610
555		Anchor Glass Container Corp	4,557
3,500		Apogee Enterprises, Inc	45,255
2,005		Eagle Materials, Inc	142,957
1,462		Libbey, Inc	27,339
2,316	*	U.S. Concrete, Inc	14,313
3,769	b*	USG Corp	68,709

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	332,740

TOBACCO PRODUCTS - 0.21%
2,933		Universal Corp (Virginia)	130,929

		TOTAL TOBACCO PRODUCTS	130,929

TRANSPORTATION BY AIR - 0.79%
3,600	*	Alaska Air Group, Inc	89,208
3,474	*	America West Holdings Corp (Class B)	18,760
7,813	*	Continental Airlines, Inc (Class B)	66,567
12,474	*	Delta Air Lines, Inc	41,039
677	*	ExpressJet Holdings, Inc	6,777
5,300	*	FLYi, Inc	20,723
2,780	*	Frontier Airlines, Inc	21,350
1,000	*	Mesa Air Group, Inc	5,100
8,707	*	Northwest Airlines Corp	71,484
2,400	*	Offshore Logistics, Inc	82,608
370	*	Republic Airways Holdings, Inc	3,326
5,002		Skywest, Inc	75,280

		TOTAL TRANSPORTATION BY AIR	502,222

TRANSPORTATION EQUIPMENT - 1.82%
3,156	*	AAR Corp	39,292
501	*	Aftermarket Technology Corp	6,303
1,390		Arctic Cat, Inc	36,071
8,315		ArvinMeritor, Inc	155,906
1,900		Coachmen Industries, Inc	29,982
900	*	Ducommun, Inc	20,115
5,558		Federal Signal Corp	103,268
4,891	*	GenCorp, Inc	66,273
800		Greenbrier Cos, Inc	19,200
4,266	*	Hayes Lemmerz International, Inc	43,343
2,029		Heico Corp	35,873
150		Heico Corp (Class A)	2,022

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

2,462		Kaman Corp (Class A)	$29,396
688	*	Sequa Corp (Class A)	35,920
1,351		Standard Motor Products, Inc	20,414
236	*	Strattec Security Corp	14,693
2,571		Superior Industries International, Inc	77,001
4,877	*	Tenneco Automotive, Inc	63,889
4,400		Trinity Industries, Inc	137,148
1,900	*	Triumph Group, Inc	64,277
15,078		Visteon Corp	120,473
1,330	*	Wabash National Corp	36,535

		TOTAL TRANSPORTATION EQUIPMENT	1,157,394

TRANSPORTATION SERVICES - 0.38%
5,862		GATX Corp	156,281
200	*	HUB Group, Inc	7,450
1,704	*	Navigant International, Inc	27,826
946	*	Pacer International, Inc	15,514
3,148	*	RailAmerica, Inc	34,785

		TOTAL TRANSPORTATION SERVICES	241,856

TRUCKING AND WAREHOUSING - 0.77%
877		Arkansas Best Corp	32,116
628	*	Central Freight Lines, Inc	3,774
997	*	Covenant Transport, Inc (Class A)	19,262
492		Heartland Express, Inc	9,077
218	*	Landstar System, Inc	12,792
904	*	Marten Transport Ltd	15,793
3,229		Overnite Corp	101,487
743	*	P.A.M. Transportation Services	14,236
500	*	Quality Distribution, Inc	3,055
591	*	SCS Transportation, Inc	11,194
4,448	*	Swift Transportation Co, Inc	74,815
456	*	U.S. Xpress Enterprises, Inc (Class A)	8,454
3,291		USF Corp	118,114
3,501		Werner Enterprises, Inc	67,604

		TOTAL TRUCKING AND WAREHOUSING	491,773

WATER TRANSPORTATION - 0.65%
5,066		Alexander & Baldwin, Inc	171,940
679	*	Gulfmark Offshore, Inc	11,088
426	*	Hornbeck Offshore Services, Inc	7,029
1,351	*	Kirby Corp	54,243
3,293		Overseas Shipholding Group, Inc	163,465
769	*	Seabulk International, Inc	7,959

		TOTAL WATER TRANSPORTATION	415,724

WHOLESALE TRADE-DURABLE GOODS - 1.49%
1,800		Action Performance Cos, Inc	18,234
3,300		Agilysys, Inc	57,057
1,600	*	Alliance Imaging, Inc	11,952
1,869		Anixter International, Inc	65,583
2,028		Applied Industrial Technologies, Inc	72,481
800	*	Audiovox Corp (Class A)	13,472
2,824	*	Aviall, Inc	57,610
1,674		Barnes Group, Inc	45,985
595	*	BioVeris Corp	3,695
2,236	*	Brightpoint, Inc	38,459
3,000	*	Compucom Systems, Inc	13,740
100	*	Compx International, Inc	1,600
1,200	*	Department 56, Inc	19,560
511	*	Digi International, Inc	5,841
2,900		Handleman Co	59,334

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

3,952	*	Insight Enterprises, Inc	$66,552
1,000	*	Insurance Auto Auctions, Inc	17,150
598		Lawson Products, Inc	24,500
835	*	LKQ Corp	15,255
2,013	*	Metal Management, Inc	36,596
3,689	*	Microtek Medical Holdings, Inc	11,657
2,681		Owens & Minor, Inc	68,097
397		Pep Boys-Manny Moe & Jack	5,558
878		Reliance Steel & Aluminum Co	34,857
8,215	*	Safeguard Scientifics, Inc	15,362
2,300	*	TBC Corp	51,382
2,700		Watsco, Inc	81,081
2,253	*	Zoran Corp	35,417

		TOTAL WHOLESALE TRADE-DURABLE GOODS	948,067

WHOLESALE TRADE-NONDURABLE GOODS - 1.84%
1,300		Advanced Marketing Services, Inc	14,027
5,674		Airgas, Inc	136,573
1,221	*	Allscripts Healthcare Solutions, Inc	10,989
4,691	*	Chiquita Brands International, Inc	81,670
5,400		DIMON, Inc	31,806
1,953		Getty Realty Corp	51,208
3,100	*	Hain Celestial Group, Inc	54,808
3,448	*	Men's Wearhouse, Inc	100,164
2,282	*	Metals USA, Inc	40,483
1,538		Nash Finch Co	48,370
1,330		Nu Skin Enterprises, Inc (Class A)	31,268
2,124	*	Performance Food Group Co	50,339
5,500		Perrigo Co	113,025
800	*	Perry Ellis International, Inc	17,992
3,500		Russell Corp	58,940
1,673	*	School Specialty, Inc	65,933
1,300	*	Smart & Final, Inc	21,788
300		Standard Commercial Corp	4,725
4,800		Stride Rite Corp	49,200
3,856	*	United Stationers, Inc	167,339
1,343		Valhi, Inc	20,185

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,170,832

		TOTAL COMMON STOCK	63,482,345
		(Cost $53,647,962)
		TOTAL PORTFOLIO - 99.84%	63,490,585
		(Cost $53,652,177)

		OTHER ASSETS & LIABILITIES, NET - 0.16%	104,167

		NET ASSETS - 100.00%	$63,594,752

	*	Non-income producing

	b	In bankruptcy

	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 not publicly traded in foreign markets. At September 30, 2004, the value of these securities am to $107,888 or 0.17% of net assets.

	v	Security valued at fair value.

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $53,878,974. Net unrealized appreciation of portfolio investments aggregated $9,611,611 of which $12,225,093 related to appreciated portfolio investments and $2,613,482 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2004

PRINCIPAL			VALUE

CORPORATE BOND - 0.01%
REAL ESTATE - 0.01%
$ 9,000	*	Brookfield Homes Corp
		12.00%, 06/30/20	$9,270

		TOTAL REAL ESTATE	9,270

		TOTAL CORPORATE BOND
		( Cost $4,686 )	9,270

SHARES

PREFERRED STOCK - 0.01%
HEALTH SERVICES - 0.01%
903	*	Bio-Reference Labs, Inc	12,588

		TOTAL HEALTH SERVICES	12,588

		TOTAL PREFERRED STOCK
		( Cost $12,447)	12,588

COMMON STOCK - 99.91%
AGRICULTURAL PRODUCTION-CROPS - 0.13%
500		Alico, Inc	21,300
4,858		Delta & Pine Land Co	129,952
800	*	John B. Sanfilippo & Son	20,960

		TOTAL AGRICULTURAL PRODUCTION-CROPS	172,212

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.02%
38		Seaboard Corp	22,266

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	22,266

AGRICULTURAL SERVICES - 0.00%
1	*	Cadiz, Inc	12

		TOTAL AGRICULTURAL SERVICES	12

AMUSEMENT AND RECREATION SERVICES - 0.82%
6,433	*	Alliance Gaming Corp	96,881
3,100	*	Argosy Gaming Co	121,520
4,346	*	Aztar Corp	115,169
800		Churchill Downs, Inc	31,320
1,200		Dover Downs Gaming & Entertainment, Inc	12,348
2,117		Dover Motorsport, Inc	9,082
3,884	*	Gaylord Entertainment Co	120,404
1,817	*	Isle Of Capri Casinos, Inc	35,195
1,924	*	Lakes Entertainment, Inc	20,164
4,780	*	Magna Entertainment Corp (Class A)	26,051
3,000	*	MTR Gaming Group, Inc	27,960
2,989	*	Multimedia Games, Inc	46,330
793	*	Nevada Gold & Casinos, Inc	9,532

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

PRINCIPAL			VALUE

4,132	*	Penn National Gaming, Inc	$166,933
11,546	*	Six Flags, Inc	62,810
1,882		Speedway Motorsports, Inc	62,727
2,036	*	Sunterra Corp	19,403
2,482	*	WMS Industries, Inc	63,763
1,600		World Wrestling Federation Entertainment, Inc	19,552

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,067,144

APPAREL AND ACCESSORY STORES - 1.08%
7,357	*	Aeropostale, Inc	192,753
900		Bebe Stores, Inc	19,008
1,000		Buckle, Inc	27,470
2,391		Burlington Coat Factory Warehouse Corp	50,761
1,026	*	Cache, Inc	15,390
888	*	Carter's, Inc	24,589
3,596	*	Casual Male Retail Group, Inc	18,843
2,435		Cato Corp (Class A)	54,179
1,500	*	Charlotte Russe Holding, Inc	17,220
13,800	*	Charming Shoppes, Inc	98,256
2,131	*	Children's Place Retail Stores, Inc	50,952
4,750		Christopher & Banks Corp	76,048
600		Deb Shops, Inc	14,640
2,700	*	Dress Barn, Inc	47,115
2,401		Finish Line, Inc (Class A)	74,239
2,772	*	Genesco, Inc	65,281
2,500		Goody's Family Clothing, Inc	21,050
3,799	*	Gymboree Corp	54,706
6,019	*	Hot Topic, Inc	102,564
2,300	*	Jo-Ann Stores, Inc	64,492
1,250	*	JOS A. Bank Clothiers, Inc	34,600
952		Oshkosh B'gosh, Inc (Class A)	19,230
8,526	*	Payless Shoesource, Inc	86,368
987	*	Shoe Carnival, Inc	11,637
2,361	*	Stage Stores, Inc	80,793
4,294	*	Too, Inc	77,593

		TOTAL APPAREL AND ACCESSORY STORES	1,399,777

APPAREL AND OTHER TEXTILE PRODUCTS - 0.52%
4,900	*	Collins & Aikman Corp	20,482
2,600	*	DHB Industries, Inc	36,920
1,701	*	Guess?, Inc	30,295
2,919	*	Hartmarx Corp	21,659
3,444		Kellwood Co	125,534
1,700		Oxford Industries, Inc	63,325
3,198		Phillips-Van Heusen Corp	71,251
6,940	*	Quiksilver, Inc	176,415
5,783	*	Warnaco Group, Inc	128,556

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	674,437

AUTO REPAIR, SERVICES AND PARKING - 0.19%
1,059	*	Amerco, Inc	40,157
2,387		Central Parking Corp	31,556
3,151	*	Dollar Thrifty Automotive Group, Inc	76,664
2,724	*	Exide Technologies	43,175
1,900	*	Midas, Inc	30,780
1,300	*	Monro Muffler Brake, Inc	28,405

		TOTAL AUTO REPAIR, SERVICES AND PARKING	250,737

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.34%
800	*	America's Car Mart, Inc	27,000
1,482	*	Asbury Automotive Group, Inc	20,007
5,781	*	CSK Auto Corp	77,003

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,700	*	Group 1 Automotive, Inc	$73,656
1,700		Lithia Motors, Inc (Class A)	36,142
1,297	*	MarineMax, Inc	29,208
619	*	Rush Enterprises, Inc	7,236
3,491		Sonic Automotive, Inc	69,995
2,243		United Auto Group, Inc	56,277
1,776	*	West Marine, Inc	37,971

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	434,495

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
1,600		Building Materials Holding Corp	44,032
2,100	*	Central Garden & Pet Co	64,302

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	108,334

BUSINESS SERVICES - 9.97%
4,700	*	@Road, Inc	19,834
3,150	*	24/7 Real Media, Inc	12,065
4,725		Aaron Rents, Inc	102,816
4,815		ABM Industries, Inc	97,022
5,000	*	ActivCard Corp	30,700
6,458	*	Actuate Corp	22,797
2,700	*	Administaff, Inc	31,590
3,040	*	Advent Software, Inc	51,163
3,914		Advo, Inc	121,099
6,200	*	Agile Software Corp	49,166
2,973	*	Altiris, Inc	94,095
1,530	*	AMN Healthcare Services, Inc	18,284
900	*	Ansoft Corp	14,310
1,970	*	Ansys, Inc	97,968
3,415	*	Anteon International Corp	125,160
5,651	*	Aquantive, Inc	54,532
3,932	*	Arbitron, Inc	143,951
7,611	*	Ariba, Inc	71,087
3,596	*	Armor Holdings, Inc	149,630
7,329	*	Ascential Software Corp	98,722
4,465	*	Asiainfo Holdings, Inc	21,789
5,185	*	Aspect Communications Corp	51,487
5,100	*	Aspen Technology, Inc	35,649
714	*	Asset Acceptance Capital Corp	12,117
1,000	*	Atari, Inc	1,570
5,100	*	Autobytel, Inc	45,747
14,854	*	Bisys Group, Inc	217,017
1,193	*	Blue Coat Systems, Inc	17,179
9,700	*	Borland Software Corp	80,995
2,400		Brady Corp (Class A)	117,048
32,110	*	Brocade Communications Systems, Inc	181,422
3,628	*	CACI International, Inc (Class A)	191,486
3,463	*	Captaris, Inc	14,752
2,562	*	Carreker Corp	19,497
6,453		Catalina Marketing Corp	148,935
1,620	*	CCC Information Services Group, Inc	28,658
1,600		CDI Corp	32,800
3,567	*	Cerner Corp	154,308
9,265	*	Chordiant Software, Inc	26,961
6,450	*	Ciber, Inc	48,504
1,692	*	Clarus Corp	14,805
47,476	*	CMGI, Inc	57,446
15,928	*	CNET Networks, Inc	145,741
800		Computer Programs & Systems, Inc	16,048
2,360	*	Concord Communications, Inc	21,063
3,100	*	Concur Technologies, Inc	32,519
3,818	*	Corillian Corp	17,601
2,006	*	CoStar Group, Inc	98,675

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,346	*	Covansys Corp	$27,073
24	b*	Cross Media Marketing Corp	0
6,719	*	CSG Systems International, Inc	103,540
2,100	*	Cyberguard Corp	12,411
3,528	*	Cybersource Corp	17,040
4,580	*	Dendrite International, Inc	73,830
1,896	*	Digimarc Corp	17,140
4,281	*	Digital Insight Corp	58,350
3,951	*	Digital River, Inc	117,661
808	*	DigitalNet Holdings, Inc	24,414
14,968	*	DoubleClick, Inc	88,461
9,473	*	E.piphany, Inc	38,176
16,730	*	Earthlink, Inc	172,319
3,625	*	Echelon Corp	28,565
4,601	*	Eclipsys Corp	71,776
1,900	*	eCollege.com, Inc	18,335
1,463	*	Education Lending Group, Inc	21,623
6,075	*	eFunds Corp	112,934
2,300		Electro Rent Corp	25,392
2,666	*	Embarcadero Technologies, Inc	22,554
26,103	*	Enterasys Networks, Inc	41,765
7,945	*	Entrust, Inc	20,101
5,242	*	Epicor Software Corp	63,061
1,717	*	EPIQ Systems, Inc	26,751
1,272	*	Equinix, Inc	39,139
3,100	*	eSpeed, Inc (Class A)	30,473
13,500	*	Extreme Networks, Inc	60,075
4,302	*	F5 Networks, Inc	131,039
2,591		Factset Research Systems, Inc	124,886
4,900	*	Filenet Corp	85,554
3,231	*	FindWhat.com	60,517
216	*	First Advantage Corp	3,469
2,831		Gevity HR, Inc	43,541
599	*	Greg Manning Auctions, Inc	6,703
108		Grey Global Group, Inc	107,460
2,300	*	GSI Commerce, Inc	20,263
5,700	*	Harris Interactive, Inc	37,563
1,800		Healthcare Services Group	32,328
2,138	*	Heidrick & Struggles International, Inc	61,617
14,200	*	Homestore, Inc	32,802
1,200	*	Hudson Highland Group, Inc	35,028
4,832	*	Hyperion Solutions Corp	164,240
2,638	*	IDX Systems Corp	85,603
2,684	*	iGate Corp	9,877
4,392		Imation Corp	156,311
1,817	*	Infocrossing, Inc	28,736
10,584	*	Informatica Corp	61,916
3,997	*	Infospace, Inc	189,418
3,900	*	infoUSA, Inc	34,749
938	*	Innovative Solutions & Support, Inc	23,009
5,062	*	Interactive Data Corp	95,267
4,568	*	Intergraph Corp	124,113
454	*	Intermix Media, Inc	1,189
5,222	*	Internet Capital Group, Inc	33,734
5,100	*	Internet Security Systems, Inc	86,700
192		Interpool, Inc	3,571
952	*	Intersections, Inc	13,947
904	*	Intervideo, Inc	10,848
5,242	*	Interwoven, Inc	37,952
2,200	*	Intrado, Inc	22,242
5,651	*	Ipass, Inc	33,849
1,236	*	iPayment, Inc	49,638
560	*	IVAX Diagnostics, Inc	3,063
3,941	*	iVillage, Inc	23,646
3,254	*	JDA Software Group, Inc	35,208
2,007	*	Jupitermedia Corp	35,725

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

6,415	*	Keane, Inc	$98,534
2,200		Kelly Services, Inc (Class A)	58,762
2,046	*	Keynote Systems, Inc	28,971
2,767	*	Kforce, Inc	23,187
5,718	*	KFX ,Inc	44,086
838	*	Kintera, Inc	7,911
3,905	*	Korn/Ferry International	71,188
3,897	*	Kronos, Inc	172,598
5,195	*	Labor Ready, Inc	72,834
6,953	*	Lawson Software, Inc	38,937
5,665	*	Lionbridge Technologies	48,662
11,700	*	Looksmart Ltd	17,199
6,142	*	Macrovision Corp	147,899
3,000	*	Magma Design Automation, Inc	45,240
3,777	*	Manhattan Associates, Inc	92,234
2,115	*	Mantech International Corp (Class A)	39,593
7,045	*	Manugistics Group, Inc	16,767
3,289	*	MAPICS, Inc	29,765
2,322	*	Mapinfo Corp	25,078
404	*	Marchex, Inc	5,034
1,200	*	MarketWatch, Inc	14,988
539	*	Marlin Business Services, Inc	10,112
5,887	*	Matrixone, Inc	29,788
1,000		McGrath RentCorp	36,550
1,500	*	Medical Staffing Network Holdings, Inc	9,210
200	*	MedQuist, Inc	2,610
819	*	Memberworks, Inc	21,491
8,740	*	Mentor Graphics Corp	95,834
9,679	*	Micromuse, Inc	35,619
1,500	*	MicroStrategy, Inc	61,635
5,802	*	Midway Games, Inc	57,556
12,550	*	Mindspeed Technologies, Inc	25,100
12,871	*	MPS Group, Inc	108,245
2,600	*	MRO Software, Inc	26,000
3,300	*	MSC.Software Corp	26,532
1,000	*	National Processing, Inc	26,520
3,400	*	NCO Group, Inc	91,630
4,503		NDCHealth Corp	72,273
1,100	*	Neoforma, Inc	10,241
4,100	*	Netegrity, Inc	30,791
7,138	*	NETIQ Corp	76,377
1,600	*	Netratings, Inc	28,528
2,600	*	Netscout Systems, Inc	13,858
3,036	*	Network Equipment Technologies, Inc	20,068
4,100	*	NIC, Inc	21,976
1,684	*	Open Solutions, Inc	42,049
1,500	*	Opnet Technologies, Inc	15,390
6,542	*	Opsware, Inc	36,701
4,586	*	Packeteer, Inc	49,575
1,882	*	PalmSource, Inc	39,033
33,168	*	Parametric Technology Corp	175,127
2,841	*	PC-Tel, Inc	23,467
2,100	*	PDF Solutions, Inc	25,515
969	*	PDI, Inc	26,153
1,499	*	PEC Solutions, Inc	17,568
2,931	*	Pegasus Solutions, Inc	34,938
1,300	*	Pegasystems, Inc	9,074
24	*	Penton Media, Inc	4
9,603	*	Perot Systems Corp (Class A)	154,224
2,691	*	PLATO Learning, Inc	23,788
4,080	*	Portal Software, Inc	11,138
1,627	*	Portfolio Recovery Associates, Inc	47,818
3,800	*	Progress Software Corp	75,620
777	*	Proxymed, Inc	7,747
1,500		QAD, Inc	10,455
469	*	Quality Systems, Inc	23,689

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

6,195	*	Quest Software, Inc	$68,888
2,700	*	R.H. Donnelley Corp	133,272
2,383	*	Radisys Corp	33,243
13,483	*	RealNetworks, Inc	62,831
3,822	*	Redback Networks, Inc	19,951
185	*	Redback Networks, Inc Wts 01/02/11	601
1,000		Renaissance Learning, Inc	21,670
3,400	*	Rent-Way, Inc	23,290
7,400	*	Retek, Inc	33,744
2,210	*	Rewards Network, Inc	14,741
2,500		Rollins, Inc	60,725
7,743	*	RSA Security, Inc	149,440
8,838	*	S1 Corp	70,527
2,944	*	SafeNet, Inc	77,663
9,953	*	Sapient Corp	75,941
10,152	*	Scansoft, Inc	41,420
4,600	*	Secure Computing Corp	34,914
6,500	*	Seebeyond Technology Corp	20,020
3,000	*	Serena Software, Inc	50,190
514	*	SI International, Inc	11,262
7,204	*	Sitel Corp	15,561
20	*	Skillsoft plc (ADR)	134
2,776	*	Sohu.com, Inc	46,165
67	b*	SONICblue, Inc	0
7,300	*	SonicWALL, Inc	49,348
5,826	*	Sotheby's Holdings, Inc (Class A)	91,585
2,222	*	Source Interlink Cos, Inc	21,598
7,520	*	Spherion Corp	58,806
1,700	*	SPSS, Inc	22,661
1,649	*	SRA International, Inc (Class A)	85,022
1,705		SS&C Technologies, Inc	33,299
1,400		Startek, Inc	43,904
2,400	*	Stellent, Inc	18,504
1,700	v	StorageNetworks, Inc	0
1,150	*	Stratasys, Inc	36,288
4,556	*	SupportSoft, Inc	44,375
3,300	*	Sykes Enterprises, Inc	15,147
614	*	SYNNEX Corp	10,868
900		Syntel, Inc	14,877
5,516	*	Take-Two Interactive Software, Inc	181,201
1,800		Talx Corp	41,562
4,600	*	TeleTech Holdings, Inc	43,424
4,774	*	THQ, Inc	92,902
2,000	*	Tier Technologies, Inc (Class B)	19,300
469	*	TippingPoint Technologies, Inc	11,190
10,418	*	Titan Corp	145,539
396	*	TNS, Inc	7,682
2,600	*	TradeStation Group, Inc	15,938
4,625	*	Transaction Systems Architects, Inc (Class A)	85,956
288	*	Travelzoo, Inc	14,976
4,100	*	Trizetto Group, Inc	23,903
6,134	*	Tumbleweed Communications Corp	15,519
4,779	*	Tyler Technologies, Inc	42,246
1,964	*	Ultimate Software Group, Inc	24,118
6,752	*	United Online, Inc	64,954
5,359	f*	United Rentals, Inc	85,155
2,230	*	Universal Compression Holdings, Inc	75,976
10,000	*	Valueclick, Inc	94,400
1,343	*	Verint Systems, Inc	49,476
3,491	*	Verity, Inc	44,964
36,334	*	Vignette Corp	48,324
1,100	*	Volt Information Sciences, Inc	31,647
4,500	*	WatchGuard Technologies, Inc	21,060
3,775	*	WebEx Communications, Inc	82,371
5,796	*	webMethods, Inc	30,835
2,900	*	Websense, Inc	120,843

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

8,838	*	Wind River Systems, Inc	$107,824
2,640	*	Witness Systems, Inc	42,425
3,093	*	Zix Corp	14,166

		TOTAL BUSINESS SERVICES	12,917,525

CHEMICALS AND ALLIED PRODUCTS - 6.99%
10,106	*	Abgenix, Inc	99,645
2,202	*	Able Laboratories, Inc	42,190
2,000		Aceto Corp	28,800
4,899	*	Adolor Corp	55,114
1,019	*	Advancis Pharmaceutical Corp	8,305
2,955	*	Albany Molecular Research, Inc	28,368
4,200		Albemarle Corp	147,378
3,400	*	Alexion Pharmaceuticals, Inc	61,200
11,089	*	Alkermes, Inc	127,967
4,866		Alpharma, Inc (Class A)	88,999
578		American Vanguard Corp	20,658
2,600		Arch Chemicals, Inc	74,100
3,025	*	Array Biopharma, Inc	21,145
4,670	*	Atherogenics, Inc	153,877
2,750	*	Atrix Laboratories, Inc	84,398
10,000	*	Avant Immunotherapeutics, Inc	17,100
709	*	Barrier Therapeutics, Inc	8,621
2,100	*	Benthley Pharmaceuticals, Inc	22,239
2,132	*	BioCryst Pharmaceuticals, Inc	10,873
2,661	*	Bioenvision, Inc	21,261
8,087	*	BioMarin Pharmaceutical, Inc	41,972
1,621	*	Biosite, Inc	79,364
1,980	*	Bone Care International, Inc	48,114
1,700	*	Bradley Pharmaceuticals, Inc	34,595
4,500		Calgon Carbon Corp	32,490
3,346		Cambrex Corp	73,445
2,130	*	CancerVax Corp	17,253
1,020	*	Caraco Pharmaceutical Laboratories Ltd	7,854
5,600	*	Cell Genesys, Inc	50,232
6,400	*	Cell Therapeutics, Inc	43,904
2,146	*	Chattem, Inc	69,209
3,989	*	Connetics Corp	107,783
497	*	Corcept Therapeutics, Inc	3,896
615	*	Corgentech, Inc	10,498
6,877	*	Corixa Corp	28,608
14,375		Crompton Corp	136,419
5,075	*	Cubist Pharmaceuticals, Inc	50,141
5,260	*	Curis, Inc	23,407
3,731	*	Cypress Bioscience, Inc	43,541
4,764		Cytec Industries, Inc	233,198
1,952	*	Cytogen Corp	20,574
1,038	*	Cytokinetics, Inc	13,805
630	*	DEL Laboratories, Inc	20,790
7,185	*	Dendreon Corp	60,426
2,700		Diagnostic Products Corp	110,349
1,800	*	Digene Corp	46,728
5,800	*	Discovery Laboratories, Inc	38,860
1,848	*	Dov Pharmaceutical, Inc	31,675
4,200	*	Durect Corp	5,880
1,895	*	Dusa Pharmaceuticals, Inc	21,755
863	*	Dynavax Technologies Corp	4,695
2,600	*	Elizabeth Arden, Inc	54,756
6,752	*	Encysive Pharmaceuticals, Inc	60,971
5,491	*	Enzon, Inc	87,581
2,716	*	EPIX Pharmaceuticals, Inc	52,446
5,000		Ferro Corp	109,050
3,275	*	First Horizon Pharmaceutical	65,533
4,569	*	FMC Corp	221,916
6,491	*	Genaera Corp	25,380

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

10,987	*	Genelabs Technologies	$28,676
7,950	*	Genta, Inc	21,386
3,625		Georgia Gulf Corp	161,639
5,600	*	Geron Corp	33,544
6,297		Great Lakes Chemical Corp	161,203
685	*	GTx, Inc	7,987
5,410	*	Guilford Pharmaceuticals, Inc	27,050
3,695		H.B. Fuller Co	101,243
1,607	*	Hollis-Eden Pharmaceuticals	17,307
16,003	*	Human Genome Sciences, Inc	174,593
4,924	*	Ilex Oncology, Inc	123,937
14,312	*	IMC Global, Inc	248,886
3,768	*	Immucor, Inc	93,258
4,778	*	Immunogen, Inc	24,129
5,348	*	Immunomedics, Inc	13,905
6,087	*	Impax Laboratories, Inc	93,496
5,260	*	Indevus Pharmaceuticals, Inc	37,293
6,193	*	Inkine Pharmaceutical Co	31,460
4,709	*	Inspire Pharmaceuticals, Inc	74,073
700		Inter Parfums, Inc	9,555
3,500	*	InterMune, Inc	41,265
1,737	*	Inverness Medical Innovations, Inc	36,130
6,400	*	Isis Pharmaceuticals, Inc	31,360
2,754	*	Isolagen, Inc	26,025
1,525	*	Kos Pharmaceuticals, Inc	54,305
519		Kronos Worldwide, Inc	20,604
4,300	*	KV Pharmaceutical Co (Class A)	76,970
1,000	*	Lannett Co, Inc	9,700
9,335	*	Ligand Pharmaceuticals, Inc (Class B)	93,537
3,458		MacDermid, Inc	100,144
1,816		Mannatech, Inc	25,460
700	*	Marshall Edwards, Inc	6,213
10,000	*	Medarex, Inc	73,800
5,941	*	Medicines Co	143,416
8,137	*	Millennium Chemicals, Inc	172,586
2,800		Minerals Technologies, Inc	164,808
1,849	*	Myogen, Inc	14,977
7,237	*	Nabi Biopharmaceuticals	96,831
1,500		Nature's Sunshine Products, Inc	22,755
2,800	*	Neose Technologies, Inc	21,000
2,940	*	Neurogen Corp	18,992
1,807	*	NewMarket Corp	37,730
1,310	*	NitroMed, Inc	31,230
1,000		NL Industries, Inc	18,310
2,456	*	Northfield Laboratories, Inc	32,837
2,900	*	Noven Pharmaceuticals, Inc	60,436
4,684	*	NPS Pharmaceuticals, Inc	102,018
897	*	Nutraceutical International Corp	12,639
3,894	*	Nuvelo, Inc	38,473
1,400		Octel Corp	29,736
8,700		Olin Corp	174,000
3,537	*	OM Group, Inc	129,313
5,100	*	Omnova Solutions, Inc	30,753
4,401	*	Onyx Pharmaceuticals, Inc	189,287
5,036	*	OraSure Technologies, Inc	31,727
3,100	*	Pain Therapeutics, Inc	22,289
7,100	*	Palatin Technologies, Inc	20,661
4,196	*	Par Pharmaceutical Cos, Inc	150,762
2,200	*	Penwest Pharmaceuticals Co	24,838
16,200	*	Peregrine Pharmaceuticals, Inc	26,082
1,032	*	PetMed Express, Inc	4,902
2,512	*	Pharmacyclics, Inc	25,899
1,872	*	Pharmion Corp	96,775
3,273		PolyMedica Corp	100,808
11,538	*	PolyOne Corp	86,766
3,000	*	Pozen, Inc	26,220

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

6,600	*	Praecis Pharmaceuticals, Inc	$14,520
1,500	*	Progenics Pharmaceuticals	21,975
1,000		Quaker Chemical Corp	24,150
4,000	*	Quidel Corp	18,120
639	*	Renovis, Inc	5,118
17,918	*	Revlon, Inc (Class A)	45,153
4,462	*	Salix Pharmaceuticals Ltd	96,022
1,094	*	Santarus, Inc	9,923
5,993	*	Sciclone Pharmaceuticals, Inc	21,335
3,100	*	Serologicals Corp	72,323
700		Stepan Co	16,653
5,517	*	SuperGen, Inc	34,095
1,824	*	SurModics, Inc	43,320
3,016	*	Tanox, Inc	50,880
581	*	Tercica, Inc	5,229
4,556	*	Terra Industries, Inc	39,455
3,600	*	Third Wave Technologies, Inc	24,768
2,300	*	United Therapeutics Corp	80,339
1,300	*	USANA Health Sciences, Inc	45,240
10,521		USEC, Inc	109,103
10,430		Valeant Pharmaceuticals International	251,572
9,772	*	Vertex Pharmaceuticals, Inc	102,606
5,837	*	Vicuron Pharmaceuticals, Inc	85,687
7,077	*	Vion Pharmaceuticals, Inc	29,794
1,200	*	Virbac Corp	3,450
4,039		Wellman, Inc	34,251
3,746		West Pharmaceutical Services, Inc	78,104
8,367	b*	WR Grace & Co	79,068
5,248	*	Zila, Inc	21,622
2,241	*	Zymogenetics, Inc	39,083

		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,054,278

COMMUNICATIONS - 1.77%
1,541	*	AirGate PCS, Inc	30,204
3,853	*	Airspan Networks, Inc	20,922
9,244	*	Alamosa Holdings, Inc	70,624
1,036	*	Alaska Communications Systems Group, Inc	5,802
76	b,v*	Allegiance Telecom, Inc	0
2,241	*	Arch Wireless, Inc	64,384
500	*	Beasley Broadcast Group, Inc (Class A)	7,850
2,100	*	Boston Communications Group	18,417
1,400	*	Centennial Communications Corp	8,232
33,723	*	Charter Communications, Inc (Class A)	89,703
30,156	*	Cincinnati Bell, Inc	105,244
2,759	*	Commonwealth Telephone Enterprises, Inc	120,154
1,700	*	Crown Media Holdings, Inc (Class A)	14,195
1,800		D&E Communications, Inc	20,700
13,589	*	Dobson Communications Corp (Class A)	18,073
6,000	*	Emmis Communications Corp (Class A)	108,360
6,042	*	Entravision Communications Corp (Class A)	45,980
700	*	Fisher Communications, Inc	33,600
5,798	*	General Communication, Inc (Class A)	52,472
1,800		Golden Telecom, Inc	51,354
5,400		Gray Television, Inc	64,260
9,200	*	Infonet Services Corp (Class B)	15,088
5,644	*	Insight Communications Co, Inc	49,667
29,361	*	Internap Network Services Corp	19,672
1,319	*	ITC Deltacom, Inc	5,817
2,400	*	j2 Global Communications, Inc	75,816
2,147		Liberty Corp	85,322
3,412	*	Lin TV Corp (Class A)	66,466
1,559	*	Lodgenet Entertainment Corp	20,579
3,000	*	Mastec, Inc	15,750
8,171	*	Mediacom Communications Corp	53,357
640	*	Metrocall Holdings, Inc	41,504

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

4,800	*	Net2Phone, Inc	$15,456
1,107	*	Nexstar Broadcasting Group, Inc	9,432
2,000		North Pittsburgh Systems, Inc	41,420
2,344	*	Novatel Wireless, Inc	55,084
5,608	*	Paxson Communications Corp	7,571
5,208	*	Price Communications Corp	79,422
9,000	*	Primus Telecommunications Group	13,230
7,900	*	PTEK Holdings, Inc	67,703
7,600	b*	RCN Corp	433
4,600	*	Regent Communications, Inc	26,036
1,800	*	Saga Communications, Inc (Class A)	30,510
1,315	*	Salem Communications Corp (Class A)	33,296
900		Shenandoah Telecom Co	23,049
5,100		Sinclair Broadcast Group, Inc (Class A)	37,230
5,100	*	Spanish Broadcasting System, Inc (Class A)	50,184
1,869		SureWest Communications	53,584
3,600	*	Talk America Holdings, Inc	18,828
37,374	*	Terremark Worldwide, Inc	23,919
6,100	*	Time Warner Telecom, Inc (Class A)	29,280
6,100	*	Tivo, Inc	40,382
74	b*	Touch America Holdings, Inc	0
4,749	*	Triton PCS Holdings, Inc (Class A)	12,157
58	*	U.S. Unwired, Inc (Class A)	155
8,918	*	Ubiquitel, Inc	35,672
3,600	v*	Wiltel Communications Group, Inc Escrow Rts	0
6,028	*	Wireless Facilities, Inc	42,015
2,014	*	Young Broadcasting, Inc (Class A)	21,892

		TOTAL COMMUNICATIONS	2,289,019

DEPOSITORY INSTITUTIONS - 9.61%
1,591		1st Source Corp	40,793
1,300		ABC Bancorp	26,221
1,043	*	ACE Cash Express, Inc	27,160
1,320	*	AmericanWest Bancorp	24,895
2,607		Anchor Bancorp Wisconsin, Inc	67,521
1,158		Arrow Financial Corp	34,763
500		Bancfirst Corp	32,060
457	*	Bancorp Bank	9,300
8,996		Bancorpsouth, Inc	206,818
1,000		BancTrust Financial Group, Inc	18,800
8,199		Bank Mutual Corp	98,388
1,675		Bank Of Granite Corp	32,512
1,300		Bank Of The Ozarks, Inc	38,649
5,494		BankAtlantic Bancorp, Inc (Class A)	100,650
3,420	*	BankUnited Financial Corp (Class A)	99,693
1,389		Banner Corp	40,837
700		Berkshire Hills Bancorp, Inc	25,865
957	*	BFC Financial Corp	10,527
3,000		Boston Private Financial Holdings, Inc	74,880
1,000		Bryn Mawr Bank Corp	20,080
1,100		Camden National Corp	37,961
1,200		Capital City Bank Group, Inc	46,452
700		Capital Corp of the West	30,100
406	*	Capital Crossing Bank	10,329
2,125		Cascade Bancorp	41,225
5,386		Cathay General Bancorp	200,305
600		CB Bancshares, Inc	57,000
1,200		Center Financial Corp	22,824
1,210	*	Central Coast Bancorp	24,684
3,600		Central Pacific Financial Corp	99,072
394		Century Bancorp, Inc (Class A)	12,510
591		Charter Financial Corp	20,053
3,100		Chemical Financial Corp	113,212
5,625		Chittenden Corp	153,281
5,562		Citizens Banking Corp	181,154

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,100		Citizens First Bancorp, Inc	$27,599
1,100		City Bank	38,478
2,200		City Holding Co	72,358
503		Clifton Savings Bancorp, Inc	5,865
1,597		Coastal Financial Corp	23,077
1,650		CoBiz, Inc	27,275
700		Columbia Bancorp	20,398
1,890		Columbia Banking System, Inc	44,963
4,799		Commercial Capital Bancorp, Inc	108,889
5,182		Commercial Federal Corp	139,810
3,322		Community Bank System, Inc	83,482
1,463		Community Trust Bancorp, Inc	45,470
2,000		Corus Bankshares, Inc	86,260
4,730		CVB Financial Corp	105,101
4,050		Dime Community Bancshares	68,040
2,447		Downey Financial Corp	134,487
6,000		East West Bancorp, Inc	201,540
2,868	*	Euronet Worldwide, Inc	53,689
800		Farmers Capital Bank Corp	27,440
1,800		Fidelity Bankshares, Inc	66,942
237		Fifth Third Bancorp	11,665
1,080		Financial Institutions, Inc	24,203
1,000		First Bancorp (North Carolina)	33,720
3,816		First Bancorp (Puerto Rico)	184,313
1,800		First Busey Corp (Class A)	34,398
3,900		First Charter Corp	94,263
792		First Citizens Bancshares, Inc (Class A)	93,456
8,997		First Commonwealth Financial Corp	122,449
1,755		First Community Bancorp	71,955
1,320		First Community Bancshares, Inc	43,362
2,600		First Federal Capital Corp	78,624
4,400		First Financial Bancorp	75,152
1,800		First Financial Bankshares, Inc	72,288
1,800		First Financial Corp (Indiana)	56,556
1,700		First Financial Holdings, Inc	53,142
2,415		First Merchants Corp	59,532
6,048		First Midwest Bancorp, Inc	209,019
5,921		First National Bankshares of Florida, Inc	145,361
900		First Oak Brook Bancshares, Inc	27,756
500		First Of Long Island Corp	21,340
1,400		First Republic Bank	64,400
1,000		First State Bancorp	31,530
2,172	*	FirstFed Financial Corp	106,167
4,000		Flagstar Bancorp, Inc	85,120
1,800		Flushing Financial Corp	34,218
4,576		FNB Corp	101,267
800		FNB Corp (Virginia)	21,168
540	*	Franklin Bank Corp	9,207
2,000		Frontier Financial Corp	70,600
875		GB&T Bancshares, Inc	19,303
3,000		Glacier Bancorp, Inc	87,480
4,700		Gold Banc Corp, Inc	63,403
1,507		Great Southern Bancorp, Inc	47,094
3,600		Hancock Holding Co	114,444
1,798		Hanmi Financial Corp	54,300
2,800		Harbor Florida Bancshares, Inc	87,080
3,281		Harleysville National Corp	80,417
1,200		Heartland Financial U.S.A., Inc	22,140
1,400		Horizon Financial Corp	26,894
4,000		Hudson River Bancorp, Inc	75,920
900		IberiaBank Corp	51,948
1,631		Independent Bank Corp (Massachusetts)	50,414
2,464		Independent Bank Corp (Michigan)	66,528
2,200		Integra Bank Corp	47,740
2,206	*	Intercept, Inc	41,318
1,500		Interchange Financial Services Corp	35,955

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

75		International Bancshares Corp	$2,756
2,100		Irwin Financial Corp	54,222
659	*	Itla Capital Corp	30,446
209	*	K-Fed Bancorp	3,083
2,990		KNBT Bancorp, Inc	50,352
1,575		Lakeland Bancorp, Inc	25,893
700		Lakeland Financial Corp	23,730
1,155		Macatawa Bank Corp	32,398
3,642		MAF Bancorp, Inc	157,079
1,800		Main Street Banks, Inc	55,080
1,260		MainSource Financial Group, Inc	25,830
2,400		MB Financial, Inc	95,136
2,038		MBT Financial Corp	40,006
735		Mercantile Bank Corp	25,607
3,100		Mid-State Bancshares	79,763
1,400		Midwest Banc Holdings, Inc	26,908
2,473		Nara Bancorp, Inc	49,831
400		NASB Financial, Inc	15,768
3,035		National Penn Bancshares, Inc	97,029
900		NBC Capital Corp	23,058
4,200		NBT Bancorp, Inc	98,406
5,686		NetBank, Inc	56,917
2,371		Northwest Bancorp, Inc	53,751
400		Oak Hill Financial, Inc	13,912
900		OceanFirst Financial Corp	21,834
5,300	*	Ocwen Financial Corp	48,495
7,969		Old National Bancorp	197,950
1,914		Old Second Bancorp, Inc	53,535
1,113		Omega Financial Corp	38,510
5,944		Pacific Capital Bancorp	175,824
1,795		Park National Corp	228,378
3,754		Partners Trust Financial Group, Inc	38,891
968		Peapack Gladstone Financial Corp	29,379
600		Pennfed Financial Services, Inc	18,246
990		Pennrock Financial Services Corp	27,482
1,365		Peoples Bancorp, Inc	35,927
1,050		Peoples Holding Co	34,178
1,680		PFF Bancorp, Inc	64,294
3,824		Provident Bancorp, Inc	44,894
4,246		Provident Bankshares Corp	142,453
750		Provident Financial Holdings	21,750
9,356		Provident Financial Services, Inc	161,391
3,544		R & G Financial Corp (Class B)	136,976
1,050		Republic Bancorp, Inc (Class A) (Kentucky)	24,360
7,370		Republic Bancorp, Inc (Michigan)	113,498
2,100		Riggs National Corp	46,620
612		Royal Bancshares Of Pennsylvania (Class A)	14,853
3,249		S & T Bancorp, Inc	116,022
1,398		S.Y. Bancorp, Inc	31,553
660		Santander Bancorp	16,500
1,000		SCBT Financial Corp	29,500
1,540		Seacoast Banking Corp Of Florida	32,894
500		Security Bank Corp	17,500
342	*	Signature Bank	9,149
4,417	*	Silicon Valley Bancshares	164,180
1,900		Simmons First National Corp (Class A)	48,602
495		Smithtown Bancorp, Inc	12,375
1,476		Southern Community Financial Corp	16,428
1,317		Southside Bancshares, Inc	26,814
8,800		Southwest Bancorp Of Texas, Inc	177,232
1,400		Southwest Bancorp, Inc	30,870
1,335		Sovereign Bancorp, Inc	29,130
945		State Bancorp, Inc	21,404
700		State Financial Services Corp (Class A)	19,208
1,732		Sterling Bancorp	46,851
5,200		Sterling Bancshares, Inc	69,940

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,750		Sterling Financial Corp (Pennsylvania)	$73,810
2,877	*	Sterling Financial Corp (Spokane)	101,385
1,081	*	Sun Bancorp, Inc (New Jersey)	23,706
500		Taylor Capital Group, Inc	12,000
2,716	*	Texas Capital Bancshares, Inc	49,295
5,290		Texas Regional Bancshares, Inc (Class A)	164,466
2,496		TierOne Corp	57,558
1,400		Trico Bancshares	29,288
9,822		Trustco Bank Corp NY	125,918
5,503		Trustmark Corp	171,033
1,657		U.S.B. Holding Co, Inc	41,889
2,085		UMB Financial Corp	99,392
5,836		Umpqua Holdings Corp	131,660
1,000		Union Bankshares Corp	31,160
4,748		United Bankshares, Inc	164,518
3,600		United Community Banks, Inc	87,372
3,679		United Community Financial Corp	41,830
686		Univest Corp of Pennsylvania	27,955
2,877		Unizan Financial Corp	79,434
875	*	Virginia Commerce Bancorp	23,625
899		Virginia Financial Group, Inc	29,218
1,703		Washington Trust Bancorp, Inc	44,533
2,343		Wesbanco, Inc	68,134
2,205		West Bancorporation	36,912
2,000		West Coast Bancorp	41,660
3,254		Westamerica Bancorp	178,612
780	*	Western Sierra Bancorp	25,966
877	*	Wilshire Bancorp, Inc	26,468
2,666		Wintrust Financial Corp	152,708
800		WSFS Financial Corp	40,000
1,113		Yardville National Bancorp	32,388

		TOTAL DEPOSITORY INSTITUTIONS	12,457,070

EATING AND DRINKING PLACES - 1.53%
600	*	AFC Enterprises, Inc	13,068
1,400	*	BJ's Restaurants, Inc	22,218
4,403		Bob Evans Farms, Inc	119,585
541	*	Buffalo Wild Wings, Inc	15,170
2,300	*	California Pizza Kitchen, Inc	50,255
6,279		CBRL Group, Inc	226,546
4,650	*	CEC Entertainment, Inc	170,888
6,300	*	CKE Restaurants, Inc	69,615
2,451	*	Cosi, Inc	13,113
1,500	*	Dave & Buster's, Inc	28,470
2,600		IHOP Corp	99,346
4,600	*	Jack In The Box, Inc	145,958
6,821	*	Krispy Kreme Doughnuts, Inc	86,354
2,745		Landry's Restaurants, Inc	74,911
2,000		Lone Star Steakhouse & Saloon, Inc	51,660
2,727	*	O'Charley's, Inc	44,450
3,251	*	P.F. Chang's China Bistro, Inc	157,641
1,500	*	Papa John's International, Inc	46,020
3,900	*	Rare Hospitality International, Inc	103,935
1,481	*	Red Robin Gourmet Burgers, Inc	64,675
5,436	*	Ryan's Restaurant Group, Inc	80,670
7,546	*	Sonic Corp	193,404
2,900	*	The Steak N Shake Co	49,532
1,600		Triarc Cos (Class A)	18,288
3,200		Triarc Cos (Class B)	36,704

		TOTAL EATING AND DRINKING PLACES	1,982,476

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

EDUCATIONAL SERVICES - 0.23%
1,200	*	Learning Tree International, Inc	$16,920
2,100	*	Princeton Review, Inc	15,750
1,854		Strayer Education, Inc	213,229
1,839	*	Universal Technical Institute, Inc	55,501

		TOTAL EDUCATIONAL SERVICES	301,400

ELECTRIC, GAS, AND SANITARY SERVICES - 3.47%
2,100		American States Water Co	52,290
24,600	*	Aquila, Inc	76,752
6,847		Atmos Energy Corp	172,476
6,090		Avista Corp	110,229
4,110		Black Hills Corp	114,176
2,200		California Water Service Group	64,614
55,707	*	Calpine Corp	161,550
1,500		Cascade Natural Gas Corp	31,845
2,101	*	Casella Waste Systems, Inc (Class A)	24,876
1,600		Central Vermont Public Service Corp	32,176
2,055		CH Energy Group, Inc	94,119
5,800		Cleco Corp	99,992
20,244	*	CMS Energy Corp	192,723
1,100		Connecticut Water Service, Inc	29,084
189		Crosstex Energy, Inc	7,768
9,538		Duquesne Light Holdings, Inc	171,302
1,202	*	Duratek, Inc	21,384
6,131	*	El Paso Electric Co	98,525
3,269		Empire District Electric Co	67,178
4,700		Energen Corp	242,285
900		EnergySouth, Inc	24,525
4,750		Idacorp, Inc	138,035
2,600		Laclede Group, Inc	75,998
2,456		MGE Energy, Inc	78,150
1,433		Middlesex Water Co	25,679
3,700		New Jersey Resources Corp	153,180
5,533		Nicor, Inc	203,061
3,600		Northwest Natural Gas Co	114,228
2,100	*	NUI Corp	28,014
3,411		Otter Tail Corp	86,981
4,667		Peoples Energy Corp	194,521
4,719		Piedmont Natural Gas Co, Inc	207,353
7,650		PNM Resources, Inc	172,202
2,000		Resource America, Inc (Class A)	47,180
14,511	*	Sierra Pacific Resources	129,873
900		SJW Corp	29,718
1,900		South Jersey Industries, Inc	90,725
7,927	*	Southern Union Co	162,504
4,200		Southwest Gas Corp	100,590
2,333		Southwest Water Co	28,579
1,600		UIL Holdings Corp	78,704
4,300		Unisource Energy Corp	104,705
5,952	*	Waste Connections, Inc	188,559
6,060		WGL Holdings, Inc	171,256

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,499,664

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 6.14%
2,994	*	Actel Corp	45,509
2,700	*	Advanced Energy Industries, Inc	25,083
8,253	*	Aeroflex, Inc	87,234
3,000	*	Alliance Semiconductor Corp	10,380
2,930	*	American Superconductor Corp	36,391
3,610	*	AMIS Holdings, Inc	48,807
2,661	*	Anaren Microwave, Inc	35,817
2,700	*	Applica, Inc	10,908
1,200		Applied Signal Technology, Inc	38,388

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

10,962	*	Arris Group, Inc	$57,222
4,300	*	Artesyn Technologies, Inc	42,914
2,903	*	Artisan Components, Inc	84,506
1,194	*	Atheros Communications, Inc	12,179
4,000	*	ATMI, Inc	81,920
10,319	*	Avanex Corp	21,051
4,000		Baldor Electric Co	94,640
1,300		Bel Fuse, Inc (Class B)	43,004
5,109	*	Benchmark Electronics, Inc	152,248
100	*	Brillian Corp	443
3,351		C&D Technologies, Inc	63,736
2,632	*	California Micro Devices Corp	20,345
10,273	*	Capstone Turbine Corp	15,718
2,578	*	Carrier Access Corp	17,917
744	*	Catapult Communications Corp	14,017
5,277	*	C-COR, Inc	44,591
787	*	Celestica, Inc (U.S.)	9,995
2,008	*	Ceradyne, Inc	88,171
4,812	*	Checkpoint Systems, Inc	74,923
765	*	Cherokee International Corp	6,418
1,797	*	Comtech Telecommunications	48,699
49,100	*	Corvis Corp	39,280
4,503		CTS Corp	56,738
2,011		Cubic Corp	46,052
2,985	*	DDi Corp	15,134
2,156	*	Digital Theater Systems, Inc	39,347
900	*	Diodes, Inc	23,184
3,557	*	Ditech Communications Corp	79,641
1,400	*	Drexler Technology Corp	12,824
3,698	*	DSP Group, Inc	77,843
1,900	*	Dupont Photomasks, Inc	32,376
25,694	*	Eagle Broadband, Inc	18,500
3,585	*	Electro Scientific Industries, Inc	62,200
1,395	*	EMS Technologies, Inc	24,064
2,700	*	Energy Conversion Devices, Inc	35,802
5,582	*	Entegris, Inc	46,554
4,300	*	ESS Technology, Inc	29,455
5,120	*	Exar Corp	72,499
21,000	*	Finisar Corp	27,300
2,092		Franklin Electric Co, Inc	82,843
5,327	*	FuelCell Energy, Inc	54,602
3,998	*	Genesis Microchip, Inc	53,973
1,600	*	Genlyte Group, Inc	103,024
12,100	*	GrafTech International Ltd	168,795
9,105	*	Harmonic, Inc	60,548
3,290		Helix Technology Corp	44,728
2,900	*	Hexcel Corp	40,078
3,100	*	Hutchinson Technology, Inc	82,863
2,750	*	Inet Technologies, Inc	34,595
13,087	*	Integrated Device Technology, Inc	124,719
4,592	*	Integrated Silicon Solution, Inc	33,384
6,923	*	Interdigital Communications Corp	112,983
2,500		Inter-Tel, Inc	54,050
4,529	*	InterVoice, Inc	48,777
2,300	*	IXYS Corp	16,514
10,800	*	Kemet Corp	87,372
9,005	*	Kopin Corp	36,650
14,300	*	Lattice Semiconductor Corp	70,213
1,300	*	Lifeline Systems, Inc	31,746
2,800	*	Littelfuse, Inc	96,684
2,375		LSI Industries, Inc	24,795
2,676	*	Magnetek, Inc	19,990
4,952	*	Mattson Technology, Inc	38,081
14,808	*	McData Corp (Class A)	74,484
1,714	*	Medis Technologies Ltd	19,265
2,697	*	Mercury Computer Systems, Inc	72,603

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,114	*	Merix Corp	$21,901
4,400		Methode Electronics, Inc	56,276
1,367	*	Metrologic Instruments, Inc	21,667
8,472	*	Micrel, Inc	88,194
7,467	*	Microsemi Corp	105,285
6,800	*	Microtune, Inc	35,904
2,651	*	Microvision, Inc	15,694
4,762	*	MIPS Technologies, Inc	27,143
3,160	*	Mobility Electronics, Inc	26,038
3,000	*	Monolithic System Technology, Inc	13,020
3,271	*	Moog, Inc (Class A)	118,737
13,409	*	MRV Communications, Inc	33,523
5,141	*	Mykrolis Corp	51,770
700		National Presto Industries, Inc	29,274
6,224	*	NMS Communications Corp	30,373
7,387	*	Omnivision Technologies, Inc	104,526
15,209	*	ON Semiconductor Corp	47,604
8,466	*	Openwave Systems, Inc	74,670
13,700	*	Oplink Communications, Inc	24,523
2,330	*	Optical Communication Products, Inc	4,870
1,700	*	OSI Systems, Inc	27,370
4,909	*	Paradyne Networks, Inc	22,581
2,230		Park Electrochemical Corp	47,276
2,800	*	Pericom Semiconductor Corp	27,048
4,100	*	Photronics, Inc	68,142
5,483	*	Pixelworks, Inc	54,885
5,400	*	Plexus Corp	59,616
6,087	*	Plug Power, Inc	39,018
3,165	*	PLX Technology, Inc	22,820
900	*	Powell Industries, Inc	15,165
3,494	*	Power Integrations, Inc	71,382
8,009	*	Power-One, Inc	51,898
13,255	*	Powerwave Technologies, Inc	81,651
900		Raven Industries, Inc	40,005
4,350	*	Rayovac Corp	114,623
81	b*	Read-Rite Corp	0
3,100		Regal-Beloit Corp	74,989
7,682	*	Remec, Inc	36,182
23,395	*	RF Micro Devices, Inc	148,324
2,102	*	Rogers Corp	89,314
5,427	*	SBA Communications Corp	37,989
2,000	*	SBS Technologies, Inc	24,400
3,069	*	Seachange International, Inc	49,073
3,100	*	Sigmatel, Inc	65,751
9,339	*	Silicon Image, Inc	118,045
10,295	*	Silicon Storage Technology, Inc	65,579
800	*	Siliconix, Inc	28,664
2,750	*	Sipex Corp	14,438
18,856	*	Skyworks Solutions, Inc	179,132
2,200		Smith (A.O.) Corp	53,570
2,683	*	Spatialight, Inc	15,830
2,197		Spectralink Corp	20,872
1,029	*	Staktek Holdings, Inc	4,013
2,075	*	Standard Microsystems Corp	36,333
1,700	*	Stoneridge, Inc	23,970
11,158	*	Stratex Networks, Inc	24,994
300	*	Suntron Corp	1,485
1,200	*	Supertex, Inc	23,316
21,648	*	Sycamore Networks, Inc	81,829
5,400	*	Symmetricom, Inc	51,084
2,790	*	Synaptics, Inc	56,246
5,064	*	Technitrol, Inc	98,748
6,197	*	Tekelec	103,366
9,000	*	Terayon Communication Systems, Inc	19,080
3,029	*	Tessera Technologies, Inc	66,941
7,235		Thomas & Betts Corp	194,043

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

19,600	*	Transmeta Corp	$24,696
2,394	*	Trident Microsystems, Inc	24,108
4,323	*	Tripath Technology, Inc	7,349
16,920	*	Triquint Semiconductor, Inc	65,988
5,153	*	TTM Technologies, Inc	45,810
1,500	*	Ulticom, Inc	22,155
1,643	*	Ultralife Batteries, Inc	16,709
2,500	*	Universal Display Corp	21,050
1,805	*	Universal Electronics, Inc	30,288
7,200	*	Valence Technology, Inc	24,768
4,509	*	Varian Semiconductor Equipment Associates, Inc	139,328
16,970	*	Verso Technologies, Inc	16,122
2,655	*	Viasat, Inc	53,366
2,500		Vicor Corp	25,275
27,275	*	Vitesse Semiconductor Corp	74,461
6,200	*	Westell Technologies, Inc	32,054
2,700	*	Wilson Greatbatch Technologies, Inc	48,303
1,290		Woodhead Industries, Inc	17,802
6,750	*	Zhone Technologies, Inc	20,723

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	7,952,753

ENGINEERING AND MANAGEMENT SERVICES - 2.55%
3,200	*	Accelrys, Inc	20,864
2,500	*	Advisory Board Co	84,000
5,351	*	Answerthink, Inc	28,628
3,100	*	Antigenics, Inc	18,693
9,080	*	Applera Corp (Celera Genomics Group)	106,145
7,000	*	Ariad Pharmaceuticals, Inc	46,830
6,838	*	Axonyx, Inc	38,635
8,238	*	Century Business Services, Inc	36,989
1,105	*	Charles River Associates, Inc	42,310
3,100	*	Ciphergen Biosystems, Inc	12,090
1,712	*	Cornell Cos, Inc	21,229
4,382	*	Corrections Corp Of America	154,948
5,780	*	CuraGen Corp	31,790
3,924	*	CV Therapeutics, Inc	49,050
6,200	*	Decode Genetics, Inc	46,686
62	b*	Deltagen, Inc	4
2,736	*	DiamondCluster International, Inc	33,379
6,692	*	Digitas, Inc	51,729
3,000	*	Diversa Corp	25,050
3,276	*	Dyax Corp	25,029
6,000	*	eResearch Technology, Inc	79,980
7,801	*	Exelixis, Inc	62,876
827	*	Exponent, Inc	22,784
6,251	*	Exult, Inc	32,880
1,811	*	Forrester Research, Inc	27,600
5,307	*	FTI Consulting, Inc	100,302
8,521	*	Gartner, Inc (Class A)	99,610
1,100	*	Genencor International, Inc	17,655
7,751	*	Incyte Corp	74,642
1,115	*	Infrasource Services, Inc	11,708
2,722	*	Keryx Biopharmaceuticals, Inc	30,459
2,716	*	Kosan Biosciences, Inc	15,644
1,100		Landauer, Inc	51,623
1,399	*	LECG Corp	23,657
7,882	*	Lexicon Genetics, Inc	51,942
3,633	*	Lifecell Corp	36,330
3,118	*	Luminex Corp	22,231
3,649	*	Maxim Pharmaceuticals, Inc	9,743
2,200	*	MAXIMUS, Inc	63,382
3,000	*	Maxygen, Inc	29,670
1,000	*	MTC Technologies, Inc	27,630
3,486	*	Myriad Genetics, Inc	59,611
5,738	*	Navigant Consulting, Inc	126,006

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,100	*	Neopharm, Inc	$17,976
8,039	*	Oscient Pharmaceuticals Corp	28,538
3,400	*	Parexel International Corp	66,640
2,920	*	Per-Se Technologies, Inc	40,062
10,867	*	Pharmos Corp	31,297
5,400	*	PRG-Schultz International, Inc	30,996
3,100	*	Regeneration Technologies, Inc	24,862
4,800	*	Regeneron Pharmaceuticals, Inc	41,664
2,873	*	Resources Connection, Inc	108,542
1,355	*	Rigel Pharmaceuticals, Inc	34,282
3,940	*	Seattle Genetics, Inc	25,886
1,500	*	SFBC International, Inc	39,465
2,078	*	Sourcecorp	46,007
3,338	*	Symyx Technologies, Inc	78,610
1,100	*	Tejon Ranch Co	41,415
5,462	*	Telik, Inc	121,803
6,700	*	Tetra Tech, Inc	84,889
3,697	*	Transkaryotic Therapies, Inc	65,548
1,291	*	TRC Cos, Inc	24,232
1,800	*	Trimeris, Inc	27,090
3,945	*	URS Corp	105,253
2,191	*	Ventiv Health, Inc	37,137
3,219	*	Washington Group International, Inc	111,442
4,185		Watson Wyatt & Co Holdings	110,066

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,295,745

FABRICATED METAL PRODUCTS - 1.08%
1,600		CIRCOR International, Inc	31,200
3,500		Commercial Metals Co	139,020
20,516	*	Crown Holdings, Inc	211,520
800	*	Drew Industries, Inc	28,680
3,245	*	Griffon Corp	68,470
1,000		Gulf Island Fabrication, Inc	22,300
3,235	*	Intermagnetics General Corp	74,890
9,621	*	Jacuzzi Brands, Inc	89,475
739		Lifetime Hoan Corp	10,974
1,800	*	Mobile Mini, Inc	44,640
2,500	*	NCI Building Systems, Inc	79,750
7,890	*	Shaw Group, Inc	94,680
1,500		Silgan Holdings, Inc	69,450
2,300		Simpson Manufacturing Co, Inc	145,360
2,900		Sturm Ruger & Co, Inc	26,129
3,027	*	Taser International, Inc	113,664
7,700	*	Tower Automotive, Inc	16,093
2,000		Valmont Industries, Inc	41,740
1,033	*	Water Pik Technologies, Inc	15,392
3,060		Watts Water Technologies, Inc (Class A)	82,161

		TOTAL FABRICATED METAL PRODUCTS	1,405,588

FISHING, HUNTING, AND TRAPPING - 0.00%
800	*	Omega Protein Corp	6,160

		TOTAL FISHING, HUNTING, AND TRAPPING	6,160

FOOD AND KINDRED PRODUCTS - 1.11%
2,000		American Italian Pasta Co (Class A)	52,300
1,000	*	Boston Beer Co, Inc (Class A)	25,200
1,760		Cal-Maine Foods, Inc	19,307
500		Coca-Cola Bottling Co Consolidated	27,010
4,626		Corn Products International, Inc	213,259
7,900	*	Darling International, Inc	34,049
875		Farmer Brothers Co	23,389
4,299		Flowers Foods, Inc	111,129
798	*	Hansen Natural Corp	19,248

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

13,596	*	Hercules, Inc	$193,743
5,638	*	Interstate Bakeries Corp	21,988
817	*	J & J Snack Foods Corp	35,033
3,423		Lancaster Colony Corp	144,331
3,300		Lance, Inc	53,295
1,400	*	M&F Worldwide Corp	18,214
918		MGP Ingredients, Inc	9,107
1,000		National Beverage Corp	8,080
1,600	*	Peets Coffee & Tea, Inc	37,424
3,705		Ralcorp Holdings, Inc	133,751
1,200	*	Robert Mondavi Corp (Class A)	47,004
1,287		Sanderson Farms, Inc	43,050
5,900		Sensient Technologies Corp	127,676
4,100		Topps Co, Inc	40,098

		TOTAL FOOD AND KINDRED PRODUCTS	1,437,685

FOOD STORES - 0.33%
200		Arden Group, Inc (Class A)	17,000
2,100	*	Great Atlantic & Pacific Tea Co, Inc	12,810
1,200		Ingles Markets, Inc (Class A)	14,472
3,554	*	Panera Bread Co (Class A)	133,417
1,312	*	Pantry, Inc	33,023
3,500	*	Pathmark Stores, Inc	16,975
13	b*	Penn Traffic Co	1
4,300		Ruddick Corp	84,452
1,600		Weis Markets, Inc	54,208
3,437	*	Wild Oats Markets, Inc	29,696
10,142	*	Winn-Dixie Stores, Inc	31,339

		TOTAL FOOD STORES	427,393

FURNITURE AND FIXTURES - 0.53%
1,337		Bassett Furniture Industries, Inc	25,243
4,100		Ethan Allen Interiors, Inc	142,475
6,514		Furniture Brands International, Inc	163,371
800		Hooker Furniture Corp	22,104
5,658	*	Interface, Inc (Class A)	45,377
2,801		Kimball International, Inc (Class B)	38,878
6,609		La-Z-Boy, Inc	100,325
4,579	*	Select Comfort Corp	83,338
700		Stanley Furniture Co, Inc	30,800
2,038	*	Tempur-Pedic International, Inc	30,550

		TOTAL FURNITURE AND FIXTURES	682,461

FURNITURE AND HOMEFURNISHINGS STORES - 0.45%
2,748	*	Cost Plus, Inc	97,224
1,557	*	Electronics Boutique Holdings Corp	53,094
1,895	*	Gamestop Corp (Class A)	35,076
3,099	*	Guitar Center, Inc	134,187
2,100		Haverty Furniture Cos, Inc	36,834
1,500	*	Kirkland's, Inc	14,100
5,636	*	Linens 'n Things, Inc	130,586
3,300	*	Restoration Hardware, Inc	17,094
4,800	*	The Bombay Co, Inc	35,184
2,547	*	Trans World Entertainment Corp	24,884

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	578,263

GENERAL BUILDING CONTRACTORS - 0.56%
1,715		Beazer Homes U.S.A., Inc	183,316
1,655		Brookfield Homes Corp	43,609
506	*	Dominion Homes, Inc	12,053
1,925		Levitt Corp (Class A)	45,161
1,400		M/I Homes, Inc	59,416
1,400	*	Meritage Homes Corp	110,040

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,280	*	Palm Harbor Homes, Inc	$21,568
958	*	Perini Corp	13,661
1,153		Technical Olympic U.S.A., Inc	32,561
3,098		Walter Industries, Inc	49,630
4,283	*	WCI Communities, Inc	99,794
578	*	William Lyon Homes, Inc	51,384

		TOTAL GENERAL BUILDING CONTRACTORS	722,193

GENERAL MERCHANDISE STORES - 0.45%
6,037	*	99 Cents Only Stores	85,907
488		Bon-Ton Stores, Inc	5,949
2,475	*	Brookstone, Inc	46,753
5,800		Casey's General Stores, Inc	107,822
622	*	Conn's, Inc	8,696
4,897		Fred's, Inc	87,950
566	*	Gander Mountain Co	11,328
1,648	*	Retail Ventures, Inc	12,426
3,800	*	ShopKo Stores, Inc	66,158
3,090	*	Stein Mart, Inc	47,030
3,215	*	Tuesday Morning Corp	99,408

		TOTAL GENERAL MERCHANDISE STORES	579,427

HEALTH SERVICES - 2.05%
1,414	*	Amedisys, Inc	42,349
910	*	America Service Group, Inc	37,346
3,600	*	American Healthways, Inc	104,796
3,800	*	Amsurg Corp	80,484
6,121	*	Apria Healthcare Group, Inc	166,797
13,252	*	Beverly Enterprises, Inc	100,318
850	*	Corvel Corp	25,228
2,700	*	Cross Country Healthcare, Inc	41,850
2,962	*	Enzo Biochem, Inc	44,430
11,308	*	First Health Group Corp	181,946
2,494	*	Genesis HealthCare Corp	75,843
3,300	*	Gentiva Health Services, Inc	54,021
7,400		Hooper Holmes, Inc	33,152
3,716	*	Inveresk Research Group, Inc	137,083
3,300	*	Kindred Healthcare, Inc	80,520
2,165	*	LabOne, Inc	63,283
1,220		LCA-Vision, Inc	31,464
4,810	*	LifePoint Hospitals, Inc	144,348
3,323	*	Magellan Health Services, Inc	121,489
1,300	*	Matria Healthcare, Inc	36,803
667	*	Medcath Corp	10,552
900		National Healthcare Corp	25,650
4,655	*	NeighborCare, Inc	118,004
5,329	*	OCA, Inc	25,259
4,600	*	Odyssey HealthCare, Inc	81,650
1,700		Option Care, Inc	26,299
3,065	*	Pediatrix Medical Group, Inc	168,115
6,200	*	Province Healthcare Co	129,704
1,269	*	Psychiatric Solutions, Inc	32,169
2,100	*	RehabCare Group, Inc	48,363
11,403		Select Medical Corp	153,142
1,100	*	Specialty Laboratories, Inc	11,550
2,000	*	Sunrise Senior Living, Inc	70,240
821	*	Symbion, Inc	13,222
3,531	*	United Surgical Partners International, Inc	121,290
1,146	*	VistaCare, Inc (Class A)	17,545

		TOTAL HEALTH SERVICES	2,656,304

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.12%
4,268		Granite Construction, Inc	$102,005
3,000	*	Insituform Technologies, Inc (Class A)	56,010

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	158,015

HOLDING AND OTHER INVESTMENT OFFICES - 11.21%
1,800	*	4Kids Entertainment, Inc	36,360
3,041		Acadia Realty Trust	44,855
2,799		Affordable Residential Communities	40,865
1,650		Alabama National Bancorp	98,786
300	*	Alexander's, Inc	59,730
2,660		Alexandria Real Estate Equities, Inc	174,815
3,300		Amcore Financial, Inc	93,654
13,559		American Financial Realty Trust	191,317
4,230		American Home Mortgage Investment Corp	118,229
2,900		AMLI Residential Properties Trust	88,595
6,874		Anthracite Capital, Inc	76,439
6,000		Anworth Mortgage Asset Corp	68,280
7,717		Apollo Investment Corp	109,196
942		Arbor Realty Trust, Inc	20,912
2,504		Ashford Hospitality Trust, Inc	23,538
1,800		Bedford Property Investors	54,612
5,100		Brandywine Realty Trust	145,248
7,700		Brookline Bancorp, Inc	120,659
3,800		Capital Automotive REIT	118,826
2,232		Capital Lease Funding, Inc	24,641
237		Capital Southwest Corp	18,012
1,002		Capital Trust, Inc	29,158
1,200		Capitol Bancorp Ltd	35,208
1,900		Capstead Mortgage Corp	23,655
6,823		CarrAmerica Realty Corp	223,112
2,054		Cedar Shopping Centers, Inc	28,653
900		Cherokee, Inc	21,474
2,333	*	Circle Group Holdings, Inc	4,223
2,400		Colonial Properties Trust	96,528
6,320		Commercial Net Lease Realty, Inc	115,150
1,386		Community Banks, Inc	40,180
4,781		Community First Bankshares, Inc	153,279
7,546		Cornerstone Realty Income Trust, Inc	73,649
4,700		Corporate Office Properties Trust	120,414
1,400		Correctional Properties Trust	38,220
3,969		Cousins Properties, Inc	136,176
3,200		CRT Properties, Inc	68,640
2,500		Eastgroup Properties, Inc	83,000
400	*	Enstar Group, Inc	19,824
3,200		Entertainment Properties Trust	120,960
5,800		Equity Inns, Inc	57,304
3,900		Equity One, Inc	76,518
2,855		Essex Property Trust, Inc	205,132
6,590	*	FelCor Lodging Trust, Inc	74,533
2,208	*	First Acceptance Corp	15,787
1,600		First Indiana Corp	32,160
5,400		First Industrial Realty Trust, Inc	199,260
10,402		First Niagara Financial Group, Inc	139,179
1,571		First Place Financial Corp	31,420
4,000		Gables Residential Trust	136,600
1,260		German American Bancorp	21,218
1,200		Gladstone Capital Corp	27,252
3,799		Glenborough Realty Trust, Inc	78,905
4,000		Glimcher Realty Trust	97,200
2,047		Government Properties Trust, Inc	19,447
6,493		Greater Bay Bancorp	186,674
1,976	*	Harris & Harris Group, Inc	20,432
5,995		Healthcare Realty Trust, Inc	234,045
2,800		Heritage Property Investment Trust	81,676

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

4,315		Highland Hospitality Corp	$49,191
7,100		Highwoods Properties, Inc	174,731
4,523		Home Properties, Inc	178,930
8,303		IMPAC Mortgage Holdings, Inc	218,369
3,700		Innkeepers U.S.A. Trust	46,028
5,600		Investors Real Estate Trust	56,056
38,733		iShares Russell 2000 Index Fund	4,409,752
3,495		Kilroy Realty Corp	132,915
2,900		Kramont Realty Trust	53,940
23,000	*	La Quinta Corp	179,400
3,400		LaSalle Hotel Properties	93,840
5,800		Lexington Corporate Properties Trust	125,918
1,829		LTC Properties, Inc	32,721
4,593		Luminent Mortgage Capital, Inc	58,239
3,823		Maguire Properties, Inc	92,937
2,329		Manufactured Home Communities, Inc	77,416
10,800	*	Meristar Hospitality Corp	58,860
10,300		MFA Mortgage Investments, Inc	94,863
2,200		Mid-America Apartment Communities, Inc	85,690
2,100		Mission West Properties, Inc	21,735
3,007		National Health Investors, Inc	85,519
8,900		Nationwide Health Properties, Inc	184,675
4,500		Newcastle Investment Corp	138,150
3,100		Novastar Financial, Inc	135,160
5,348		Omega Healthcare Investors, Inc	57,544
2,225		Oriental Financial Group, Inc	60,209
533		Origen Financial, Inc	3,923
1,400		Parkway Properties, Inc	65,030
4,220		Pennsylvania Real Estate Investment Trust	163,145
4,600		Post Properties, Inc	137,540
5,664		Prentiss Properties Trust	203,904
2,725		Price Legacy Corp	51,639
1,800		PrivateBancorp, Inc	48,528
1,900		Prosperity Bancshares, Inc	50,768
2,000		PS Business Parks, Inc	79,700
3,000		RAIT Investment Trust	82,050
1,700		Ramco-Gershenson Properties	46,036
4,958		Realty Income Corp	223,259
2,004		Redwood Trust, Inc	125,090
1,900		Sandy Spring Bancorp, Inc	62,130
1,500		Saul Centers, Inc	49,320
6,700		Senior Housing Properties Trust	119,394
1,900		Sovran Self Storage, Inc	74,442
1,500		Suffolk Bancorp	45,255
3,700		Summit Properties, Inc	100,085
1,800		Sun Communities, Inc	70,542
6,015		Susquehanna Bancshares, Inc	147,969
1,382		Tanger Factory Outlet Centers, Inc	61,886
1,000	*	Tarragon Realty Investors, Inc	13,010
6,100		Taubman Centers, Inc	157,563
982		Tompkins Trustco, Inc	45,457
2,200		Town & Country Trust	55,990
3,018		U.S. Restaurant Properties, Inc	50,974
1,500		Universal Health Realty Income Trust	45,450
2,900		Urstadt Biddle Properties, Inc (Class A)	44,196
5,200		Washington Real Estate Investment Trust	157,560
3,912		Waypoint Financial Corp	107,854
616		Westfield Financial, Inc	14,538
2,871		Winston Hotels, Inc	30,720

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,531,549

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES - 0.39%
1,500		Ameristar Casinos, Inc	$45,375
1,845	*	Bluegreen Corp	20,535
2,989	*	Boca Resorts, Inc (Class A)	55,506
5,800		Boyd Gaming Corp	163,270
922	*	Empire Resorts, Inc	6,915
2,500		Marcus Corp	48,675
4,435	*	Pinnacle Entertainment, Inc	61,203
4,834	*	Prime Hospitality Corp	58,830
2,500	*	Vail Resorts, Inc	45,175

		TOTAL HOTELS AND OTHER LODGING PLACES	505,484

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.94%
1,200	*	Aaon, Inc	20,880
2,900	*	Actuant Corp	119,509
13,611	*	Adaptec, Inc	103,444
7,942	*	Advanced Digital Information Corp	69,095
3,298		Albany International Corp (Class A)	98,313
1,779	*	Astec Industries, Inc	34,014
1,000	*	ASV, Inc	37,430
5,877	*	Asyst Technologies, Inc	30,031
3,636	*	Authentidate Holding Corp	22,034
12,388	*	Axcelis Technologies, Inc	102,573
2,034		Black Box Corp	75,156
600	*	Blount International, Inc	7,860
5,597	*	Brooks Automation, Inc	79,198
1,400		Cascade Corp	38,864
10,511	*	Cirrus Logic, Inc	50,137
10,721	*	Cray, Inc	37,845
2,000	*	Cuno, Inc	115,500
4,575	*	Cymer, Inc	131,120
5,360	*	Dot Hill Systems Corp	42,987
787	*	Dril-Quip, Inc	17,550
6,642	*	Electronics For Imaging, Inc	107,866
10,606	*	Emulex Corp	122,181
2,738		Engineered Support Systems, Inc	124,962
2,634	*	EnPro Industries, Inc	63,585
2,693	*	Esterline Technologies Corp	82,379
3,527	*	FalconStor Software, Inc	26,276
1,335	*	Flanders Corp	11,468
6,800	*	Flowserve Corp	164,424
3,787	*	FSI International, Inc	15,830
2,600	*	Gardner Denver, Inc	71,682
27,578	*	Gateway, Inc	136,511
800	*	General Binding Corp	11,232
4,303	*	Global Power Equipment Group, Inc	31,885
1,250		Gorman-Rupp Co	25,450
1,900	*	Hydril	81,605
6,282	*	Hypercom Corp	46,361
6,164		IDEX Corp	209,329
5,100	*	InFocus Corp	46,716
1,840	*	Intevac, Inc	11,555
7,000		Iomega Corp	32,550
5,444		JLG Industries, Inc	91,459
6,364		Joy Global, Inc	218,794
1,800	*	Kadant, Inc	33,048
3,600		Kaydon Corp	103,572
4,500		Kennametal, Inc	203,175
3,482	*	Komag, Inc	48,400
6,404	*	Kulicke & Soffa Industries, Inc	36,183
5,643		Lennox International, Inc	84,306
4,257		Lincoln Electric Holdings, Inc	133,500
1,600		Lindsay Manufacturing Co	42,928
800		Lufkin Industries, Inc	29,776
3,392		Manitowoc Co, Inc	120,280

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,248	*	Maxwell Technologies, Inc	$12,867
2,098	*	Micros Systems, Inc	105,047
524		Middleby Corp	27,589
4,910	*	Milacron, Inc	15,319
3,026		Modine Manufacturing Co	91,113
600		Nacco Industries, Inc (Class A)	51,690
2,751	*	Netgear, Inc	33,617
3,422		Nordson Corp	117,477
3,500	*	Oil States International, Inc	65,450
2,564	*	Omnicell, Inc	33,896
1,700	*	Overland Storage, Inc	23,783
5,266	*	PalmOne, Inc	160,297
4,343	*	Paxar Corp	98,499
1,875	*	Planar Systems, Inc	21,019
3,347	*	Presstek, Inc	32,365
3,039	*	ProQuest Co	78,102
21,128	*	Quantum Corp	48,806
1,400		Robbins & Myers, Inc	30,800
1,295		Sauer-Danfoss, Inc	22,119
954		Schawk, Inc	13,862
9,657	*	Scientific Games Corp (Class A)	184,449
2,169	*	Semitool, Inc	16,463
33,022	*	Silicon Graphics, Inc	47,221
2,510	*	Simpletech, Inc	9,187
1,433		Standex International Corp	35,109
3,647		Stewart & Stevenson Services, Inc	64,442
9,800	b*	Surebeam Corp (Class A)	98
2,039		Tecumseh Products Co (Class A)	85,373
1,010		Tennant Co	40,935
6,100	*	Terex Corp	264,740
1,816		Thomas Industries, Inc	57,022
3,067		Toro Co	209,476
1,026	*	Transact Technologies, Inc	26,522
2,700	*	Ultratech, Inc	42,309
6,030	*	UNOVA, Inc	84,722
3,100	*	Veeco Instruments, Inc	65,007
3,950	*	WJ Communications	9,638
1,200		Woodward Governor Co	80,988
21,763	*	Xybernaut Corp	24,375
5,174		York International Corp	163,447

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,398,048

INSTRUMENTS AND RELATED PRODUCTS - 5.26%
2,063	*	Abaxis, Inc	26,840
1,793	*	Abiomed, Inc	15,868
1,080	*	ADE Corp	18,398
4,518	*	Advanced Medical Optics, Inc	178,777
2,510	*	Advanced Neuromodulation Systems, Inc	76,179
1,162	*	Aksys Ltd	5,520
6,488	*	Align Technology, Inc	99,137
2,998	*	American Medical Systems Holdings, Inc	108,737
1,500		Analogic Corp	62,535
391	*	Animas Corp	6,295
2,571		Arrow International, Inc	76,873
2,692	*	Arthrocare Corp	78,849
1,443	*	Aspect Medical Systems, Inc	26,104
2,037	*	August Technology Corp	13,994
1,500		BEI Technologies, Inc	41,100
2,711		Biolase Technology, Inc	22,122
2,189	*	Bio-Rad Laboratories, Inc (Class A)	111,858
2,731	*	Bruker BioSciences Corp	9,449
2,400	*	Candela Corp	27,696
9,291	*	Cardiac Science, Inc	17,839
4,300	*	Cardiodynamics International Corp	19,780
5,335	*	Cepheid, Inc	45,988
900	*	Closure Medical Corp	12,816

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

4,900		Cognex Corp	$128,380
3,758	*	Coherent, Inc	97,483
2,800		Cohu, Inc	41,384
1,600	*	Cole National Corp	44,336
3,020	*	Conceptus, Inc	27,995
3,758	*	Conmed Corp	98,835
12,172	*	Credence Systems Corp	87,638
3,897	*	CTI Molecular Imaging, Inc	31,449
2,165	*	Cyberonics, Inc	44,296
856	*	Cyberoptics Corp	13,217
1,500		Datascope Corp	55,950
2,448	*	Depomed, Inc	12,779
2,300	*	Dionex Corp	125,810
2,601	*	DJ Orthopedics, Inc	45,908
3,014	*	DRS Technologies, Inc	112,844
2,000		EDO Corp	55,500
3,526	*	Encore Medical Corp	17,559
2,570	*	Endocardial Solutions, Inc	29,735
1,600	*	ESCO Technologies, Inc	108,416
800	*	Exactech, Inc	16,360
1,350	*	Excel Technology, Inc	34,857
692		E-Z-Em-Inc	12,421
1,251	*	Faro Technologies, Inc	25,445
3,021	*	FEI Co	59,695
3,223	*	Formfactor, Inc	62,430
2,495	*	Haemonetics Corp	81,936
2,900	*	Hanger Orthopedic Group, Inc	14,529
1,600	*	Herley Industries, Inc	29,904
2,600	*	Hologic, Inc	50,102
1,400	*	ICU Medical, Inc	36,456
2,351	*	I-Flow Corp	34,042
1,447		II-VI, Inc	50,659
3,694	*	Illumina, Inc	21,832
652	*	Immunicon Corp	6,520
7,902	*	Input/Output, Inc	81,470
2,591	*	Integra LifeSciences Holding	83,197
4,201	*	Intuitive Surgical, Inc	103,975
3,310		Invacare Corp	152,260
2,191	*	Invision Technologies, Inc	98,573
2,337	*	Ionics, Inc	63,099
948	*	Ista Pharmaceuticals, Inc	11,556
2,639	*	Itron, Inc	46,051
3,100	*	Ixia	30,132
1,600		Keithley Instruments, Inc	27,920
1,071	*	Kensey Nash Corp	28,049
1,700	*	KVH Industries, Inc	12,274
2,968	*	Kyphon, Inc	73,547
2,300	*	Laserscope	46,621
812	*	LeCroy Corp	13,569
8,895	*	Lexar Media, Inc	74,629
7,612	*	LTX Corp	41,181
1,251	*	Measurement Specialties, Inc	31,087
1,100	*	Medical Action Industries, Inc	18,291
5,300		Mentor Corp	178,504
3,046	*	Merit Medical Systems, Inc	46,025
1,500	*	Micro Therapeutics, Inc	6,375
2,700		Mine Safety Appliances Co	109,944
4,003	*	MKS Instruments, Inc	61,326
1,650	*	Molecular Devices Corp	38,891
2,000		Movado Group, Inc	34,000
2,697		MTS Systems Corp	57,311
4,393	*	Nanogen, Inc	16,825
5,407	*	Newport Corp	62,018
592	*	NuVasive, Inc	6,252
2,763		Oakley, Inc	32,880
2,500	*	Ocular Sciences, Inc	119,925

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

6,148	*	Orbital Sciences Corp	$70,210
4,500	*	Orthologic Corp	31,680
5,810	*	Orthovita, Inc	26,000
1,520	*	Palomar Medical Technologies, Inc	33,318
2,100	*	Photon Dynamics, Inc	42,630
8,700	*	Pinnacle Systems, Inc	36,279
2,032	*	Possis Medical, Inc	31,821
4,163	*	RAE Systems, Inc	23,230
1,920	*	Rofin-Sinar Technologies, Inc	56,410
1,600	*	Rudolph Technologies, Inc	26,784
1,433	*	Sirf Technology Holdings, Inc	20,392
4,000	*	Sola International, Inc	76,200
2,327	*	Sonic Innovations, Inc	10,611
2,400	*	Sonic Solutions, Inc	39,168
1,900	*	SonoSite, Inc	49,495
3,200	*	Star Scientific, Inc	18,944
8,611	*	Steris Corp	188,925
4,855	*	Sybron Dental Specialties, Inc	144,145
915		Sypris Solutions, Inc	12,490
5,175	*	Techne Corp	197,582
5,170	*	Thermogenesis	24,816
6,400	*	Thoratec Corp	61,568
6,266	*	Trimble Navigation Ltd	198,006
3,149	*	TriPath Imaging, Inc	25,759
1,400		United Industrial Corp	46,046
1,689	*	Urologix, Inc	10,674
4,256	*	Varian, Inc	161,175
1,700	*	Ventana Medical Systems, Inc	85,748
3,899	*	Viasys Healthcare, Inc	65,230
3,530	*	Viisage Technology, Inc	20,298
6,037	*	Visx, Inc	124,362
800		Vital Signs, Inc	25,584
3,336	*	Wright Medical Group, Inc	83,800
2,700		X-Rite, Inc	39,339
600		Young Innovations, Inc	19,800
1,100	*	Zoll Medical Corp	36,729
2,100	*	Zygo Corp	21,273

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,813,734

INSURANCE AGENTS, BROKERS AND SERVICE - 0.30%
2,100	*	Clark, Inc	28,434
1,400		Crawford & Co (Class B)	9,380
3,960		Hilb, Rogal & Hamilton Co	143,431
4,225		National Financial Partners Corp	151,171
3,880	*	USI Holdings Corp	52,962

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	385,378

INSURANCE CARRIERS - 2.66%
3,000		21st Century Insurance Group	40,050
4,600		Alfa Corp	64,216
1,845		American Equity Investment Life Holding Co	17,509
1,600	*	American Medical Security Group, Inc	51,184
1,143	*	American Physicians Capital, Inc	34,999
3,132	*	AMERIGROUP Corp	176,175
5,003		AmerUs Group Co	205,123
3,036	*	Argonaut Group, Inc	56,682
1,000		Baldwin & Lyons, Inc (Class B)	25,240
1,495		Bristol West Holdings, Inc	25,624
2,850	*	Centene Corp	121,353
3,252	*	Ceres Group, Inc	17,723
3,745	*	Citizens, Inc	22,358
2,100	*	CNA Surety Corp	22,260
3,161		Commerce Group, Inc	152,992
5,665	*	Danielson Holdings Corp	34,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

3,225		Delphi Financial Group, Inc (Class A)	$129,548
1,993		Direct General Corp	57,638
500		Donegal Group, Inc	9,600
289		EMC Insurance Group, Inc	6,072
1,500		FBL Financial Group, Inc (Class A)	39,285
301		Fidelity National Financial, Inc	11,468
881	*	FPIC Insurance Group, Inc	22,774
902		Great American Financial Resources, Inc	13,792
1,833		Harleysville Group, Inc	37,870
2,100	*	HealthExtras, Inc	29,274
5,300		Horace Mann Educators Corp	93,174
727		Independence Holding Co	12,846
2,680		Infinity Property & Casualty Corp	79,140
500		Kansas City Life Insurance Co	21,285
2,346		Landamerica Financial Group, Inc	106,743
1,000		Midland Co	27,350
1,688	*	Molina Healthcare, Inc	59,924
300	*	National Western Life Insurance Co (Class A)	48,870
1,099	*	Navigators Group, Inc	32,135
300		NYMAGIC, Inc	6,567
7,400	*	Ohio Casualty Corp	154,882
1,200		Penn-America Group, Inc	16,332
2,100	*	Philadelphia Consolidated Holding Corp	115,752
11,724		Phoenix Cos, Inc	122,164
806	*	Pico Holdings, Inc	15,338
3,000	*	PMA Capital Corp (Class A)	22,650
2,700		Presidential Life Corp	46,386
3,308	*	ProAssurance Corp	115,846
2,800		RLI Corp	105,140
1,300		Safety Insurance Group, Inc	28,899
3,602		Selective Insurance Group, Inc	133,994
2,903	*	Sierra Health Services, Inc	139,141
1,700		State Auto Financial Corp	49,215
2,161		Stewart Information Services Corp	85,143
1,000	*	Triad Guaranty, Inc	55,480
4,725		UICI	154,697
1,000		United Fire & Casualty Co	57,330
3,100	*	Universal American Financial Corp	40,083
4,253		Vesta Insurance Group, Inc	19,096
1,200		Zenith National Insurance Corp	50,772

		TOTAL INSURANCE CARRIERS	3,441,683

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
1,073	*	Geo Group, Inc	21,943

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	21,943

LEATHER AND LEATHER PRODUCTS - 0.22%
2,330		Brown Shoe Co, Inc	58,390
3,200		K-Swiss, Inc (Class A)	61,600
1,300	*	Steven Madden Ltd	22,945
400		Weyco Group, Inc	14,800
5,062		Wolverine World Wide, Inc	127,562

		TOTAL LEATHER AND LEATHER PRODUCTS	285,297

LEGAL SERVICES - 0.03%
1,408	*	Pre-Paid Legal Services, Inc	36,157

		TOTAL LEGAL SERVICES	36,157

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.16%
12,812	*	Laidlaw International, Inc	210,757

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	210,757

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

LUMBER AND WOOD PRODUCTS - 0.23%
1,400		American Woodmark Corp	$51,835
8,700	*	Champion Enterprises, Inc	89,523
1,319		Deltic Timber Corp	52,483
800		Skyline Corp	32,040
2,100		Universal Forest Products, Inc	71,820

		TOTAL LUMBER AND WOOD PRODUCTS	297,701

METAL MINING - 0.36%
1,400	*	Cleveland-Cliffs, Inc	113,218
26,940	*	Coeur D'alene Mines Corp	127,696
14,611	*	Hecla Mining Co	108,706
2,200		Royal Gold, Inc	37,576
5,075	*	Stillwater Mining Co	78,663

		TOTAL METAL MINING	465,859

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.82%
4,003		Blyth, Inc	123,693
8,442		Callaway Golf Co	89,232
1,927	*	Daktronics, Inc	47,115
827		Escalade, Inc	11,487
10,970	*	Identix, Inc	73,060
3,154	*	Jakks Pacific, Inc	72,542
5,291	*	K2, Inc	75,714
3,375	*	Leapfrog Enterprises, Inc	68,344
3,591		Nautilus Group, Inc	81,121
2,100	*	Oneida Ltd	3,276
1,300		Penn Engineering & Manufacturing Corp	24,206
2,043	*	RC2 Corp	67,215
982		Russ Berrie & Co, Inc	19,787
2,920	*	Shuffle Master, Inc	109,383
789	f*	Steinway Musical Instruments, Inc	21,461
6,176	*	Yankee Candle Co, Inc	178,857

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,066,493

MISCELLANEOUS RETAIL - 0.98%
2,500	*	1-800-Flowers.com, Inc (Class A)	20,750
1,700	*	AC Moore Arts & Crafts, Inc	42,041
4,315	*	Alloy, Inc	16,354
2,373	*	Big 5 Sporting Goods Corp	54,104
900		Blair Corp	25,362
482	*	Blue Nile, Inc	16,234
3,654		Cash America International, Inc	89,377
2,685	*	Coldwater Creek, Inc	56,036
3,800	*	Dick's Sporting Goods, Inc	135,356
5,480	*	Drugstore.com, Inc	18,742
50	b*	FAO, Inc	2
900	*	Friedman's, Inc (Class A)	1,854
2,000		Hancock Fabrics, Inc	23,960
2,971	*	Hibbett Sporting Goods, Inc	60,876
2,300	*	Jill (J.) Group, Inc	45,655
3,856		Longs Drug Stores Corp	93,315
1,400	*	Overstock.com, Inc	51,422
1,500	*	Party City Corp	22,155
900	*	PC Connection, Inc	6,183
922	*	PC Mall, Inc	14,097
3,093	*	Priceline.com, Inc	68,572
1,500	*	Sharper Image Corp	32,175
2,815	*	Sports Authority, Inc	65,308
2,500		Stamps.com, Inc	33,250
1,300	*	Systemax, Inc	7,358
2,300	*	Valuevision International, Inc (Class A)	30,797
1,491		World Fuel Services Corp	53,378
6,700	*	Zale Corp	188,270

		TOTAL MISCELLANEOUS RETAIL	1,272,983

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

MOTION PICTURES - 0.19%
4,100	*	AMC Entertainment, Inc	$78,474
1,036		Carmike Cinemas, Inc	36,478
6,613	*	Hollywood Entertainment Corp	65,270
3,200		Movie Gallery, Inc	56,096
1,800	*	Reading International, Inc	14,400

		TOTAL MOTION PICTURES	250,718

NONDEPOSITORY INSTITUTIONS - 0.72%
2,028	*	Accredited Home Lenders Holding Co	78,119
2,497		Advanta Corp (Class A)	56,932
951		Asta Funding, Inc	15,397
1,474		Beverly Hills Bancorp, Inc	15,403
5,183		CharterMac	113,974
2,124	*	CompuCredit Corp	39,549
1,446	*	Credit Acceptance Corp	27,387
1,700	b*	DVI, Inc	8
1,616	*	Encore Capital Group, Inc	30,462
1,120	*	Federal Agricultural Mortgage Corp (Class C)	24,853
2,438	*	Financial Federal Corp	91,376
1,340	*	First Cash Financial Services, Inc	26,840
4,200		MCG Capital Corp	72,912
4,100	*	Metris Cos, Inc	40,098
1,095	*	Nelnet, Inc	24,506
3,550	*	New Century Financial Corp	213,781
500	*	United PanAm Financial Corp	9,003
2,200	*	World Acceptance Corp	51,150

		TOTAL NONDEPOSITORY INSTITUTIONS	931,750

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
2,549		Amcol International Corp	48,737
2,089		Compass Minerals International, Inc	46,376

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	95,113

OIL AND GAS EXTRACTION - 4.01%
359	*	Atlas America, Inc	7,815
1,446	*	Atwood Oceanics, Inc	68,743
2,200		Berry Petroleum Co (Class A)	80,806
2,806	*	Brigham Exploration Co	26,376
4,122		Cabot Oil & Gas Corp (Class A)	185,078
4,700	*	Cal Dive International, Inc	167,414
1,565	*	Callon Petroleum Co	19,844
2,377	*	Cheniere Energy, Inc	46,970
5,397	*	Cimarex Energy Co	188,571
500	*	Clayton Williams Energy, Inc	10,715
4,100	*	Comstock Resources, Inc	85,772
2,459	*	Delta Petroleum Corp	32,065
6,744	*	Denbury Resources, Inc	171,298
1,645	*	Edge Petroleum Corp	26,271
2,853	*	Encore Acquisition Co	98,429
2,900	*	Energy Partners Ltd	47,212
6,376	*	Forest Oil Corp	192,045
3,359	*	FX Energy, Inc	30,365
10,600	*	Global Industries Ltd	65,508
22,900	*	Grey Wolf, Inc	111,981
9,514	*	Hanover Compressor Co	127,963
4,561	*	Harvest Natural Resources, Inc	75,713
6,258		Helmerich & Payne, Inc	179,542
1,898	*	Houston Exploration Co	112,646
6,059	b*	KCS Energy, Inc	84,281
16,062	*	Key Energy Services, Inc	177,485
10,961	*	Magnum Hunter Resources, Inc	126,490
1,600	*	McMoRan Exploration Co	20,848

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

6,500	*	Meridian Resource Corp	$57,395
5,089	*	Mission Resources Corp	32,010
10,600	*	Newpark Resources, Inc	63,600
3,000	*	Oceaneering International, Inc	110,520
11,600	*	Parker Drilling Co	42,572
2,300		Penn Virginia Corp	91,057
2,100	*	Petroleum Development Corp	92,022
9,714	*	Plains Exploration & Production Co	231,776
4,100	*	Quicksilver Resources, Inc	133,947
8,341		Range Resources Corp	145,884
2,800	*	Remington Oil & Gas Corp	73,500
1,300		RPC, Inc	23,244
2,300	*	Seacor Smit, Inc	107,525
4,622	*	Southwestern Energy Co	194,078
3,162	*	Spinnaker Exploration Co	110,796
3,400		St. Mary Land & Exploration Co	135,354
2,921	*	Stone Energy Corp	127,823
7,288	*	Superior Energy Services, Inc	94,161
3,400	*	Swift Energy Co	81,464
3,324	*	Syntroleum Corp	23,334
2,700	*	Tetra Technologies, Inc	83,835
1,526	*	Todco	26,476
2,300	*	Transmontaigne, Inc	13,386
4,585	*	Unit Corp	160,842
4,329	*	Veritas DGC, Inc	98,615
6,544		Vintage Petroleum, Inc	131,338
3,000	*	W-H Energy Services, Inc	62,250
2,481	*	Whiting Petroleum Corp	75,422

		TOTAL OIL AND GAS EXTRACTION	5,192,472

PAPER AND ALLIED PRODUCTS - 0.67%
3,560	*	Buckeye Technologies, Inc	39,694
3,546	*	Caraustar Industries, Inc	59,466
2,422		Chesapeake Corp	58,176
3,900		Glatfelter	48,321
8,265	*	Graphic Packaging Corp	53,557
1,681		Greif, Inc (Class A)	70,854
6,503		Longview Fibre Co	99,171
4,100	f*	Playtex Products, Inc	25,830
2,089		Pope & Talbot, Inc	36,766
3,600		Potlatch Corp	168,516
3,200		Rock-Tenn Co (Class A)	50,368
2,000		Schweitzer-Mauduit International, Inc	64,800
5,700		Wausau-Mosinee Paper Corp	94,905

		TOTAL PAPER AND ALLIED PRODUCTS	870,424

PERSONAL SERVICES - 0.20%
5,016	b*	Alderwoods Group, Inc	49,307
1,200		Angelica Corp	29,856
2,691	*	Coinstar, Inc	62,700
2,240		G & K Services, Inc (Class A)	89,018
1,200		Unifirst Corp	34,320

		TOTAL PERSONAL SERVICES	265,201

PETROLEUM AND COAL PRODUCTS - 0.54%
2,600		ElkCorp	72,176
3,467		Frontier Oil Corp	81,856
1,322	*	Giant Industries, Inc	32,125
4,200	*	Headwaters, Inc	129,612
2,622		Holly Corp	66,861

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

8,600	*	Tesoro Petroleum Corp	$253,958
2,200		WD-40 Co	62,920

		TOTAL PETROLEUM AND COAL PRODUCTS	699,508

PRIMARY METAL INDUSTRIES - 2.07%
13,900	*	AK Steel Holding Corp	113,424
11,950		Allegheny Technologies, Inc	218,088
5,657		Belden CDT, Inc	123,323
2,400	*	Brush Engineered Materials, Inc	49,704
2,900		Carpenter Technology Corp	138,446
2,278	*	Century Aluminum Co	63,169
6,713	*	CommScope, Inc	145,001
2,626		Curtiss-Wright Corp	150,286
2,100	*	Encore Wire Corp	27,804
5,200	*	General Cable Corp	55,328
2,231		Gibraltar Steel Corp	80,673
1,760	*	Imco Recycling, Inc	20,064
3,600	*	Lone Star Technologies, Inc	136,080
3,774		Matthews International Corp (Class A)	127,863
5,258	*	Maverick Tube Corp	161,999
4,400		Mueller Industries, Inc	188,980
1,403		NN, Inc	16,064
2,300	*	NS Group, Inc	42,550
3,297	*	Oregon Steel Mills, Inc	54,829
2,096		Quanex Corp	107,483
2,700	*	RTI International Metals, Inc	52,299
3,047		Ryerson Tull, Inc	52,317
2,499		Schnitzer Steel Industries, Inc (Class A)	80,843
4,721		Steel Dynamics, Inc	182,325
1,349		Steel Technologies, Inc	34,557
2,686		Texas Industries, Inc	138,168
1,250	*	Titanium Metals Corp	29,325
3,578		Tredegar Corp	65,120
802	*	Wheeling-Pittsburgh Corp	25,111

		TOTAL PRIMARY METAL INDUSTRIES	2,681,223

PRINTING AND PUBLISHING - 1.26%
8,055		American Greetings Corp (Class A)	202,342
3,100		Banta Corp	123,225
4,400		Bowne & Co, Inc	57,156
1,500	*	Consolidated Graphics, Inc	62,850
750		Courier Corp	31,260
600		CSS Industries, Inc	18,564
2,200		Ennis, Inc	47,124
3,700		Harland (John H.) Co	115,995
7,145		Hollinger International, Inc	123,537
1,565	*	Information Holdings, Inc	42,615
2,526		Journal Communications, Inc	44,306
4,771	*	Journal Register Co	90,172
1,600	*	Martha Stewart Living Omnimedia, Inc (Class A)	25,120
2,600	*	Playboy Enterprises, Inc (Class B)	26,104
17,742	*	Primedia, Inc	41,694
1,100		Pulitzer, Inc	54,340
12,254		Reader's Digest Association, Inc (Class A)	178,786
3,932	*	Scholastic Corp	121,459
1,600		Standard Register Co	16,800
1,088		Thomas Nelson, Inc	21,270
6,511	*	Valassis Communications, Inc	192,595

		TOTAL PRINTING AND PUBLISHING	1,637,314

RAILROAD TRANSPORTATION - 0.20%
2,395		Florida East Coast Industries	89,932
2,070	*	Genesee & Wyoming, Inc (Class A)	52,412
7,954	*	Kansas City Southern Industries, Inc	120,662

		TOTAL RAILROAD TRANSPORTATION	263,006

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

REAL ESTATE - 0.37%
649	*	Avatar Holdings, Inc	$27,550
700		Consolidated-Tomoka Land Co	24,346
4,100	*	Jones Lang LaSalle, Inc	135,341
2,135		LNR Property Corp	132,178
45	*	MI Development, Inc (Class A)	1,139
200	*	Orleans Homebuilders, Inc	4,504
13,077	*	Stewart Enterprises, Inc (Class A)	90,885
4,000	*	Trammell Crow Co	62,880

		TOTAL REAL ESTATE	478,823

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.97%
1,875	*	Applied Films Corp	33,769
4,615		Aptargroup, Inc	202,922
1,451		Bandag, Inc	63,554
8,211		Cooper Tire & Rubber Co	165,616
1,145	f*	Deckers Outdoor Corp	38,930
18,838	*	Goodyear Tire & Rubber Co	202,320
3,436	*	Jarden Corp	125,380
2,722		Myers Industries, Inc	29,806
1,000		Quixote Corp	19,280
3,900		Schulman (A.), Inc	85,956
2,500	*	Skechers U.S.A., Inc (Class A)	36,300
3,286		Spartech Corp	82,479
1,347	*	Trex Co, Inc	59,645
6,648		Tupperware Corp	112,883

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	1,258,840

SECURITY AND COMMODITY BROKERS - 0.51%
3,108	*	Affiliated Managers Group, Inc	166,402
579		BKF Capital Group, Inc	16,965
868		Gabelli Asset Management, Inc (Class A)	37,194
5,554	*	Investment Technology Group, Inc	84,976
14,279	*	Knight Trading Group, Inc	131,795
6,723	*	LaBranche & Co, Inc	56,809
2,478	*	Piper Jaffray Cos	98,104
1,400		Sanders Morris Harris Group, Inc	16,884
826	*	Stifel Financial Corp	16,190
1,900		SWS Group, Inc	30,552
200		Value Line, Inc	7,400

		TOTAL SECURITY AND COMMODITY BROKERS	663,271

SOCIAL SERVICES - 0.09%
1,600	*	Bright Horizons Family Solutions, Inc	86,864
2,461	*	Res-Care, Inc	29,163

		TOTAL SOCIAL SERVICES	116,027

SPECIAL TRADE CONTRACTORS - 0.35%
1,518		Chemed Corp	84,613
4,267	*	Comfort Systems U.S.A., Inc	28,162
6,113	*	Dycom Industries, Inc	173,548
1,800	*	EMCOR Group, Inc	67,716
4,300	*	Integrated Electrical Services, Inc	20,683
1,237	*	Layne Christensen Co	18,642
2,300	*	Matrix Service Co	11,776
8,988	*	Quanta Services, Inc	54,377

		TOTAL SPECIAL TRADE CONTRACTORS	459,517

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.47%
880		Ameron International Corp	$28,952
1,227		Anchor Glass Container Corp	10,074
2,900		Apogee Enterprises, Inc	37,497
3,110	*	Cabot Microelectronics Corp	112,738
1,626		CARBO Ceramics, Inc	117,300
2,431		Eagle Materials, Inc	173,330
1,836		Libbey, Inc	34,333
2,641	*	U.S. Concrete, Inc	16,321
3,996	b*	USG Corp	72,847

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	603,392

TOBACCO PRODUCTS - 0.14%
3,170		Universal Corp (Virginia)	141,509
2,937		Vector Group Ltd	44,143

		TOTAL TOBACCO PRODUCTS	185,652

TRANSPORTATION BY AIR - 0.67%
10,500	*	Airtran Holdings, Inc	104,580
3,800	*	Alaska Air Group, Inc	94,164
4,300	*	America West Holdings Corp (Class B)	23,220
8,383	*	Continental Airlines, Inc (Class B)	71,423
13,757	*	Delta Air Lines, Inc	45,261
4,600	*	ExpressJet Holdings, Inc	46,046
5,662	*	FLYi, Inc	22,138
2,705	*	Forward Air Corp	108,254
4,637	*	Frontier Airlines, Inc	35,612
4,000	*	Mesa Air Group, Inc	20,400
9,245	*	Northwest Airlines Corp	75,901
2,500	*	Offshore Logistics, Inc	86,050
2,181	*	Pinnacle Airlines Corp	22,028
464	*	Republic Airways Holdings, Inc	4,171
7,453		Skywest, Inc	112,168
53	b*	UAL Corp	56

		TOTAL TRANSPORTATION BY AIR	871,472

TRANSPORTATION EQUIPMENT - 1.67%
4,082	*	AAR Corp	50,821
1,590	*	Aftermarket Technology Corp	20,002
1,813		Arctic Cat, Inc	47,047
8,724		ArvinMeritor, Inc	163,575
4,629	*	BE Aerospace, Inc	42,124
3,308		Clarcor, Inc	157,692
1,878		Coachmen Industries, Inc	29,635
900	*	Ducommun, Inc	20,115
6,063		Federal Signal Corp	112,651
6,710	*	Fleetwood Enterprises, Inc	101,858
4,923	*	GenCorp, Inc	66,707
700		Greenbrier Cos, Inc	16,800
4,721	*	Hayes Lemmerz International, Inc	47,965
2,136		Heico Corp	37,764
174		Heico Corp (Class A)	2,346
2,714		Kaman Corp (Class A)	32,405
91	*	Magna International, Inc (Class A)	6,741
1,200		Marine Products Corp	21,600
3,285		Monaco Coach Corp	71,120
691		Noble International Ltd	12,625
835	*	Sequa Corp (Class A)	43,595
200	*	Sports Resorts International, Inc	747
1,649		Standard Motor Products, Inc	24,916
414	*	Strattec Security Corp	25,776
2,787		Superior Industries International, Inc	83,471
4,129	*	Teledyne Technologies, Inc	103,390

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

5,219	*	Tenneco Automotive, Inc	$68,369
4,500		Thor Industries, Inc	119,115
4,603		Trinity Industries, Inc	143,476
1,998	*	Triumph Group, Inc	67,592
15,996		Visteon Corp	127,808
3,421	*	Wabash National Corp	93,975
4,933		Westinghouse Air Brake Technologies Corp	92,198
3,168		Winnebago Industries, Inc	109,740

		TOTAL TRANSPORTATION EQUIPMENT	2,165,761

TRANSPORTATION SERVICES - 0.41%
1,000		Ambassadors Group, Inc	27,000
4,400	*	EGL, Inc	133,144
6,146		GATX Corp	163,852
972	*	HUB Group, Inc	36,207
1,700	*	Navigant International, Inc	27,761
1,591	*	Orbitz, Inc (Class A)	43,275
3,400	*	Pacer International, Inc	55,760
4,300	*	RailAmerica, Inc	47,515

		TOTAL TRANSPORTATION SERVICES	534,514

TRUCKING AND WAREHOUSING - 0.82%
2,900		Arkansas Best Corp	106,198
1,055	*	Central Freight Lines, Inc	6,341
1,000	*	Covenant Transport, Inc (Class A)	19,320
6,000		Heartland Express, Inc	110,700
3,700	*	Landstar System, Inc	217,116
854	*	Marten Transport Ltd	14,919
2,223	*	Old Dominion Freight Line	64,045
3,538		Overnite Corp	111,199
800	*	P.A.M. Transportation Services	15,328
1,120	*	Quality Distribution, Inc	6,843
1,900	*	SCS Transportation, Inc	35,986
6,192	*	Swift Transportation Co, Inc	104,149
900	*	U.S. Xpress Enterprises, Inc (Class A)	16,686
3,496		USF Corp	125,471
5,454		Werner Enterprises, Inc	105,317

		TOTAL TRUCKING AND WAREHOUSING	1,059,618

WATER TRANSPORTATION - 0.39%
5,525		Alexander & Baldwin, Inc	187,519
1,800	*	Gulfmark Offshore, Inc	29,394
765	*	Hornbeck Offshore Services, Inc	12,623
2,500	*	Kirby Corp	100,375
3,351		Overseas Shipholding Group, Inc	166,344
929	*	Seabulk International, Inc	9,615

		TOTAL WATER TRANSPORTATION	505,870

WHOLESALE TRADE-DURABLE GOODS - 1.76%
900	*	1-800 Contacts, Inc	13,689
1,901		Action Performance Cos, Inc	19,257
3,700		Agilysys, Inc	63,973
1,600	*	Alliance Imaging, Inc	11,952
3,738		Anixter International, Inc	131,166
2,232		Applied Industrial Technologies, Inc	79,772
2,200	*	Audiovox Corp (Class A)	37,048
3,123	*	Aviall, Inc	63,709
1,800		Barnes Group, Inc	49,446
2,600	*	BioVeris Corp	16,146
2,260	*	Brightpoint, Inc	38,872
3,100	*	Compucom Systems, Inc	14,198
329	*	Compx International, Inc	5,264

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,600	*	Department 56, Inc	$26,080
2,667	*	Digi International, Inc	30,484
2,569	*	Global Imaging Systems, Inc	79,845
3,100		Handleman Co	63,426
2,100	*	Imagistics International, Inc	70,560
6,114	*	Insight Enterprises, Inc	102,960
1,226	*	Insurance Auto Auctions, Inc	21,026
892	*	INTAC International	7,163
1,700	*	Keystone Automotive Industries, Inc	37,400
4,800	*	Knight Transportation, Inc	102,816
600		Lawson Products, Inc	24,582
1,568	*	LKQ Corp	28,647
1,409	*	Merge Technologies, Inc	24,319
2,189	*	Metal Management, Inc	39,796
4,857	*	Microtek Medical Holdings, Inc	15,348
2,639	*	Navarre Corp	38,239
4,900		Owens & Minor, Inc	124,460
7,172		Pep Boys-Manny Moe & Jack	100,408
8,435	*	PSS World Medical, Inc	84,687
3,501		Reliance Steel & Aluminum Co	138,990
15,292	*	Safeguard Scientifics, Inc	28,596
1,500	*	Scansource, Inc	95,700
6,765		SCP Pool Corp	180,896
2,300	*	TBC Corp	51,382
2,500		Watsco, Inc	75,075
2,300	*	WESCO International, Inc	55,775
5,395	*	Zoran Corp	84,809

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,277,961

WHOLESALE TRADE-NONDURABLE GOODS - 1.66%
5,438		Acuity Brands, Inc	129,261
1,928		Advanced Marketing Services, Inc	20,803
7,489		Airgas, Inc	180,260
3,358	*	Allscripts Healthcare Solutions, Inc	30,222
1,550	*	Central European Distribution Corp	34,627
5,100	*	Chiquita Brands International, Inc	88,791
83	b*	Daisytek International Corp	0
5,584		DIMON, Inc	32,890
2,400		Getty Realty Corp	62,928
2,900	*	Hain Celestial Group, Inc	51,272
862		Kenneth Cole Productions, Inc (Class A)	24,257
400	*	Maui Land & Pineapple Co	12,660
3,979	*	Men's Wearhouse, Inc	115,590
2,394	*	Metals USA, Inc	42,470
1,500		Nash Finch Co	47,175
6,575		Nu Skin Enterprises, Inc (Class A)	154,578
663	*	Nuco2, Inc	12,909
5,690	*	Performance Food Group Co	134,853
7,907		Perrigo Co	162,463
600	*	Perry Ellis International, Inc	13,494
3,636	*	Priority Healthcare Corp (Class B)	73,265
461	*	Provide Commerce, Inc	9,630
3,500		Russell Corp	58,940
2,400	*	School Specialty, Inc	94,584
1,756	*	Smart & Final, Inc	29,431
1,400		Standard Commercial Corp	22,050
4,800		Stride Rite Corp	49,200
3,900	*	Tractor Supply Co	122,616
5,002	*	United Natural Foods, Inc	133,053
4,200	*	United Stationers, Inc	182,280
1,606		Valhi, Inc	24,138

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,150,690

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

		VALUE

	TOTAL COMMON STOCK	$129,484,036
	(Cost $101,315,475)

	TOTAL PORTFOLIO - 99.93%
	(Cost $101,332,608)	129,505,894

	OTHER ASSETS & LIABILITIES - 0.07%	87,442

	NET ASSETS - 100.00%	$129,593,336

*	Non-income producing
b	In bankruptcy
f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or
	not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted
	to $171,376 or 0.13% of net assets.
v	Security valued at fair value.

	At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
	was $101,647,704. Net unrealized appreciation of portfolio investments aggregated $27,858,190 of which
	$32,927,831 related to appreciated portfolio investments and $5,069,641 related to depreciated portfolio investments.

	For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
	Note that the funds may use more specific industry categories in following their investment limitations on inudstry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

PREFERRED STOCK - 0.37%
INSTRUMENTS AND RELATED PRODUCTS - 0.01%
197		Fresenius Medical Care AG.	$10,729

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,729

MOTION PICTURES - 0.02%
831		ProSieben SAT.1 Media AG.	15,316

		TOTAL MOTION PICTURES	15,316

PRINTING AND PUBLISHING - 0.28%
26,606		News Corp Ltd	209,680

		TOTAL PRINTING AND PUBLISHING	209,680

TRANSPORTATION EQUIPMENT - 0.06%
71		Porsche AG.	46,134

		TOTAL TRANSPORTATION EQUIPMENT	46,134

		TOTAL PREFERRED STOCK	281,859
		(Cost $275,971)
COMMON STOCK - 99.26%
AGRICULTURAL SERVICES - 0.16%
1,096		Syngenta AG.	104,448
1,502	*	Yara International ASA	15,954

		TOTAL AGRICULTURAL SERVICES	120,402

AMUSEMENT AND RECREATION SERVICES - 0.29%
7,757		EMI Group plc	30,986
1,044		Gamesa Corp Tecnologica S.A.	15,313
300	*	Namco Ltd	3,294
1,560		OPAP S.A.	30,187
500		Oriental Land Co Ltd	30,259
300		Sammy Corp	14,699
400		Sankyo Co Ltd (Gunma)	15,787
4,744		TABCORP Holdings Ltd	52,404
3,476		William Hill plc	33,557

		TOTAL AMUSEMENT AND RECREATION SERVICES	226,486

APPAREL AND ACCESSORY STORES - 0.25%
147		Douglas Holding AG.	4,345
600		Fast Retailing Co Ltd	40,775
4,861		Hennes & Mauritz AB (B Shs)	133,874
200		Shimamura Co Ltd	13,319

		TOTAL APPAREL AND ACCESSORY STORES	192,313

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
1,639		Ansell Ltd	$10,495
500		Aoyama Trading Co Ltd	11,341
463		Benetton Group S.p.A.	5,572
4,000		Esprit Holdings Ltd	20,313
2,000		Gunze Ltd	8,819
3,500		Kuraray Co Ltd	26,231
5,000		Mitsubishi Rayon Co Ltd	16,422
1,000		Nisshinbo Industries, Inc	6,723
1,000		Onward Kashiyama Co Ltd	13,882
5,000		Toyobo Co Ltd	11,341
300		World Co Ltd	8,125

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	139,264

AUTO REPAIR, SERVICES AND PARKING - 0.10%
1,500		Aisin Seiki Co Ltd	37,019
18,000		ComfortDelgro Corp Ltd	14,006
900		NOK Corp	27,601

		TOTAL AUTO REPAIR, SERVICES AND PARKING	78,626

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.01%
200		Autobacs Seven Co Ltd	5,589

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	5,589

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
4,000		Cheung Kong Infrastructure Holdings Ltd	10,336
5,775		Wolseley plc	98,597

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	108,933

BUSINESS SERVICES - 2.37%
252		Acciona S.A.	16,134
1,333		Adecco S.A. (Regd)	66,186
9,703		Aegis Group plc	16,987
200		Aeon Credit Service Co Ltd	11,396
300		Asatsu-DK, Inc	8,248
362	*	Atos Origin	19,985
1,959		Autostrade S.p.A.	41,946
473	*	Business Objects	10,927
983	*	Cap Gemini S.A.	23,111
300		Capcom Co Ltd	2,706
6,230		Capita Group plc	37,090
4,355		Computershare Ltd	12,839
600		CSK Corp	23,572
430		Dassault Systemes S.A.	20,091
2,000	*	Datacraft Asia Ltd	1,430
15		Dentsu, Inc	40,149
4,000		Deutsche Post AG. (Regd)	77,650
680	*	Falck a/s	5,550
200		Fuji Soft ABC, Inc	6,279
4,903	*	Getronics NV	10,230
3		Goodwill Group, Inc	5,335
10,341	*	Group 4 Securicor plc	21,707
1,449		Haw Par Corp Ltd	4,269
15,202		Hays plc	36,518
200		Hitachi Software Engineering Co Ltd	3,693
1,293		Indra Sistemas S.A.	17,215
704		Intracom S.A.	2,606
448		ISS a/s	23,740
300		Itochu Techno-Science Corp	12,494
3,000		Keppel Land Ltd	3,386
900		Konami Corp	19,925
6,384		LogicaCMG plc	20,014

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

300		Meitec Corp	$10,779
5,350		Misys plc	18,975
300		Namco Ltd	3,402
5		NET One Systems Co Ltd	18,464
200		Nomura Research Institute Ltd	16,096
14		NTT Data Corp	36,837
300		Oracle Corp Japan	14,780
1,009		Public Power Corp	25,013
971		Publicis Groupe S.A.	27,750
4		Rakuten, Inc	26,022
438		Randstad Holdings NV	15,863
18,841		Rentokil Initial plc	51,311
13,540		Reuters Group plc	76,322
11,211		Sage Group plc	32,915
1,986		SAP AG.	308,573
2,000		Secom Co Ltd	69,501
2,843		Securitas AB (B Shs)	37,880
900		Seiko Epson Corp	38,380
3,788		Serco Group plc	14,737
41		SGS S.A.	22,491
762		Tietoenator Corp	22,070
300		TIS, Inc	10,126
1,450	*	Tiscali S.p.A.	5,187
10,000		Tokyu Corp	45,547
100		Trans Cosmos, Inc	3,139
1,000		Trend Micro, Inc	43,007
12,000		Wharf Holdings Ltd	40,395
2,247		WM-Data AB (B Shs)	4,012
11,584		WPP Group plc	107,849
9	*	Yahoo Japan Corp	40,013

		TOTAL BUSINESS SERVICES	1,810,844

CHEMICALS AND ALLIED PRODUCTS - 10.84%
2,820		Akzo Nobel NV	99,574
100		Alfresa Holdings Corp	3,502
13,000		Asahi Kasei Corp	56,145
16,311		AstraZeneca plc (United Kingdom)	668,527
5,412		BASF AG.	318,945
6,789		Bayer AG.	185,671
235		Beiersdorf AG.	22,296
4,973		BOC Group plc	79,550
7,748		Boots Group plc	90,011
2,800		Chugai Pharmaceutical Co Ltd	40,368
1,522		CSL Ltd	31,310
2,000		Daicel Chemical Industries Ltd	9,890
2,300		Daiichi Pharmaceutical Co Ltd	39,587
5,000		Dainippon Ink & Chemicals, Inc	11,069
4,000		Denki Kagaku Kogyo KK	12,158
789		DSM NV	41,157
2,500		Eisai Co Ltd	68,049
3,601	*	Elan Corp plc	84,529
72		Givaudan S.A. (Regd)	43,764
58,681		GlaxoSmithKline plc	1,264,677
527		Henkel KGaA	38,729
1,000		Hitachi Chemical Co Ltd	14,608
11,923		Imperial Chemical Industries plc	45,524
2,000		Ishihara Sangyo Kaisha Ltd	3,920
1,700		JSR Corp	27,455
2,000		Kaneka Corp	19,634
1,000		Kansai Paint Co Ltd	6,215
6,000		Kao Corp	132,559
3,000		Kyowa Hakko Kogyo Co Ltd	19,571
1,134		L'Air Liquide S.A.	177,884
393		Lonza Group AG. (Regd)	17,766
2,957		L'Oreal S.A.	193,729

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

800		MEDICEO Holdings Co Ltd	$8,318
445		Merck KGaA	25,446
16,000		Mitsubishi Chemical Corp	48,487
3,000		Mitsubishi Gas Chemical Co, Inc	12,793
6,000		Mitsui Chemicals, Inc	29,615
1,000		Nippon Kayaku Co Ltd	5,135
1,000		Nippon Shokubai Co Ltd	7,467
1,000		Nissan Chemical Industries Ltd	7,667
23,104		Novartis AG. (Regd)	1,076,842
2,773		Novo Nordisk a/s (B Shs)	151,803
504		Novozymes a/s	22,712
164		Omega Pharma S.A.	8,017
2,409	*	Orica Ltd	30,188
612		Orion Oyj	8,361
1,267	*	Qiagen NV	14,320
6,154		Reckitt Benckiser plc	150,781
6,815		Roche Holding AG. (Genusscheine)	704,040
3,600		Sankyo Co Ltd	76,106
9,097		Sanofi-Aventis	659,831
1,713		Schering AG.	108,186
2,058	*	SciGen Ltd	97
4,000		Sekisui Chemical Co Ltd	27,582
72		Serono S.A. (B Shs)	44,456
3,900		Shin-Etsu Chemical Co Ltd	140,126
3,000		Shionogi & Co Ltd	42,980
3,000		Shiseido Co Ltd	36,882
10,000		Showa Denko KK	23,862
898	*	SNIA S.p.A.	271
651		Solvay S.A.	60,236
1,347	*	Sorin S.p.A.	3,814
1,000		Sumitomo Bakelite Co Ltd	6,025
13,000		Sumitomo Chemical Co Ltd	61,571
400		Suzuken Co Ltd	10,380
1,000		Taisho Pharmaceutical Co Ltd	18,509
2,000		Taiyo Nippon Sanso Corp	10,470
8,800		Takeda Pharmaceutical Co Ltd	399,220
8,000		Teijin Ltd	28,599
12,000		Toray Industries, Inc	55,528
4,000		Tosoh Corp	16,187
7,000		UBE Industries Ltd	9,209
898		UCB S.A.	47,814
3,792		Wesfarmers Ltd	87,896
3,400		Yamanouchi Pharmaceutical Co Ltd	109,822
1,174		Zeltia S.A.	8,093
1,000		Zeon Corp	6,923

		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,281,040

COMMUNICATIONS - 8.30%
166	*	Antena 3 Television S.A.	9,880
1,494	*	Belgacom S.A.	53,514
12,334		British Sky Broadcasting Group plc	106,964
87,711		BT Group plc	285,294
20,987		Cable & Wireless plc	37,123
1,000		COMSYS Holdings Corp	7,204
1,060		Cosmote Mobile Telecommunications S.A.	17,483
25,208	*	Deutsche Telekom AG. (Regd)	467,747
1,421	*	Elisa Oyj	18,796
1,544	*	Eniro AB	252
145,948	*	Ericsson (LM) (B Shs)	453,068
11,332		France Telecom S.A.	282,331
4		Fuji Television Network, Inc	8,130
3,000		Fujikura Ltd	12,439
2,016		GN Store Nord	20,357
3,074		Hellenic Telecommunications Organization S.A.	41,310
1,200		i-CABLE Communications Ltd	412

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

39,142		ITV plc	$76,319
1,185	*	ITV plc (Cv)	901
21,191		KPN NV	158,705
1,933	*	Marconi Corp plc	20,323
6,028		Mediaset S.p.A.	68,429
609	*	Modern Times Group AB (B Shs)	11,377
53		Nippon Telegraph & Telephone Corp	211,106
199		NTT DoCoMo, Inc	337,640
8,761		Portugal Telecom SGPS S.A. (Regd)	96,516
515		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	11,481
1,815		Publishing & Broadcasting Ltd	18,011
35,145		Seat Pagine Gialle S.p.A.	11,393
62,214		Singapore Telecommunications Ltd	86,470
968	*	Sky Network Television Ltd	3,520
1,170		Societe Television Francaise 1 (T.F.1)	33,190
361	*	Sogecable S.A.	14,527
271		Swisscom AG. (Regd)	93,972
1,090		Tandberg ASA	9,837
963		Tele2 AB (B Shs)	35,847
20,067		Telecom Corp of New Zealand Ltd	79,882
123,529		Telecom Italia S.p.A.	381,256
45,659		Telefonica S.A.	683,337
2,700		Telekom Austria AG.	37,826
6,973		Telenor ASA	53,089
3,000		Television Broadcasts Ltd	13,426
16,881		TeliaSonera AB	82,084
22,275		Telstra Corp Ltd	75,027
38,856		TIM S.p.A.	209,445
300		Tokyo Broadcasting System, Inc	4,679
620,000		Vodafone Group plc	1,483,739
4,668		Vodafone Group plc (Spon ADR)	112,545

		TOTAL COMMUNICATIONS	6,338,203

DEPOSITORY INSTITUTIONS - 17.26%
3,000		77 Bank Ltd	16,849
16,085		ABN Amro Holding NV	365,390
8,345		Allied Irish Banks plc	139,921
1,964		Alpha Bank S.A.	50,054
7,000	v*	Ashikaga Financial Group, Inc	0
18,146	*	Australia & New Zealand Banking Group Ltd	250,000
2,256	*	Banca Antonveneta S.p.A.	46,624
2,516		Banca Fideuram S.p.A.	11,656
32,084		Banca Intesa S.p.A.	121,936
8,428		Banca Intesa S.p.A. (Rnc)	24,965
10,788		Banca Monte dei Paschi di Siena S.p.A.	31,822
14,951	*	Banca Nazionale del Lavoro S.p.A.	33,146
3,342		Banca Popolare di Milano	20,961
3,110		Banche Popolari Unite Scrl	51,566
31,081		Banco Bilbao Vizcaya Argentaria S.A.	427,717
3,089		Banco BPI S.A. (Regd)	11,586
19,757		Banco Comercial Portugues S.A. (Regd)	42,942
807		Banco Espirito Santo S.A. (Regd)	13,481
3,802		Banco Popolare di Verona e Novara Scrl	66,676
1,562		Banco Popular Espanol	86,796
41,657		Banco Santander Central Hispano S.A.	406,661
362		Bank Austria Creditanstalt AG.	25,672
13,557		Bank Of East Asia Ltd	38,073
5,000		Bank Of Fukuoka Ltd	23,862
1,325		Bank Of Ireland (Dublin)	17,855
8,109		Bank Of Ireland (London)	109,174
10,000	*	Bank Of Yokohama Ltd	53,713
63,316		Barclays plc	607,239
5,067	*	Bayerische Hypo-und Vereinsbank AG.	97,293
7,887		BNP Paribas	509,374
36,000		BOC Hong Kong Holdings Ltd	65,786

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

11,277		Capitalia S.p.A.	$41,458
7,000		Chiba Bank Ltd	36,710
648		Commercial Bank Of Greece	14,342
4,461	*	Commerzbank AG.	82,942
12,800		Commonwealth Bank of Australia	279,912
6,485		Credit Agricole S.A.	176,874
11,011		Credit Suisse Group	351,396
4,502		Danske Bank a/s	118,343
11,000		DBS Group Holdings Ltd	104,538
3,412		Depfa Bank plc	46,530
5,255		Deutsche Bank AG. (Regd)	377,701
6,578		Dexia	122,875
7,564		DNB NOR Holding ASA	59,836
1,822		EFG Eurobank Ergasias S.A.	42,769
1,180		Erste Bank Der Oesterreichischen Sparkassen AG.	49,096
1,314	*	FinecoGroup S.p.A.	7,785
11,207		Fortis	266,690
3,000		Gunma Bank Ltd	14,699
8,000		Hang Seng Bank Ltd	106,693
8,000		Hokuhoku Financial Group, Inc	16,695
109,326		HSBC Holdings plc (United Kingdom)	1,734,975
7,000		Joyo Bank Ltd	28,199
874		KBC Bancassurance Holding NV	56,881
54,247		Lloyds TSB Group plc	423,572
2,052	*	Macquarie Bank Ltd	53,985
45		Mitsubishi Tokyo Financial Group, Inc	375,221
5,000		Mitsui Trust Holdings, Inc	31,529
77		Mizuho Financial Group, Inc	289,235
15,405	*	National Australia Bank Ltd	301,059
2,449		National Bank of Greece S.A.	59,556
21,327		Nordea Bank AB (Sweden)	174,302
10,000		Oversea-Chinese Banking Corp Ltd	83,155
1,670		Piraeus Bank S.A.	19,372
49,000	*	Resona Holdings, Inc	73,801
29,597		Royal Bank Of Scotland Group plc	854,773
10,422		Sanpaolo IMI S.p.A.	117,662
5,000		Shinsei Bank Ltd	30,304
6,000		Shizuoka Bank Ltd	45,130
4,825		Skandinaviska Enskilda Banken (A Shs)	74,560
3,315		Societe Generale (A Shs)	293,353
40		Sumitomo Mitsui Financial Group Inc	228,644
11,000		Sumitomo Trust & Banking Co Ltd	65,073
5,593		Suncorp-Metway Ltd	61,985
2,000		Suruga Bank Ltd	14,245
6,065		Svenska Handelsbanken AB (A Shs)	127,045
10,902		UBS AG. (Regd)	767,427
38		UFJ Holdings, Inc	166,529
43,192		UniCredito Italiano S.p.A.	217,797
12,000		United Overseas Bank Ltd	97,648
17,893	*	Westpac Banking Corp	229,795

		TOTAL DEPOSITORY INSTITUTIONS	13,183,486

EATING AND DRINKING PLACES - 0.35%
1,020	*	Autogrill S.p.A.	14,480
22,334		Compass Group plc	89,114
3,494		Enterprise Inns plc	36,039
5,180		Mitchells & Butlers plc	25,519
2,378		Punch Taverns plc	21,688
200		Saizeriya Co Ltd	2,947
700		Skylark Co Ltd	11,591
863		Sodexho Alliance S.A.	22,830
36		Valora Holding AG.	7,553
2,703		Whitbread plc	40,304

		TOTAL EATING AND DRINKING PLACES	272,065

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

EDUCATIONAL SERVICES - 0.02%
600		Benesse Corp	$16,713

		TOTAL EDUCATIONAL SERVICES	16,713

ELECTRIC, GAS, AND SANITARY SERVICES - 5.76%
564		Aguas de Barcelona S.A. (A Shs)	9,912
4,536		Australian Gas Light Co Ltd	43,863
35,290		BG Group plc	236,917
42,248		Centrica plc	191,889
6,800		Chubu Electric Power Co, Inc	143,755
19,500		CLP Holdings Ltd	111,528
2,898		Contact Energy Ltd	11,830
6,210		E.ON AG.	458,142
7,779	*	Edison S.p.A.	13,526
308		Electrabel S.A.	110,668
17,509		Electricidade de Portugal S.A.	51,104
9,212		Endesa S.A.	175,395
23,757		Enel S.p.A.	194,151
27		Exmar NV	1,373
2,092		Gas Natural SDG S.A.	51,705
1,400		Hokkaido Electric Power Co, Inc	25,062
38,000		Hong Kong & China Gas Co Ltd	70,902
14,500		Hong Kong Electric Holdings Ltd	64,337
7,847		Iberdrola S.A.	162,758
14,124	*	International Power plc	36,995
7,300		Kansai Electric Power Co, Inc	128,693
3,615		Kelda Group plc	35,030
1,000		Kurita Water Industries Ltd	13,564
4,000		Kyushu Electric Power Co, Inc	74,944
31,359		National Grid Transco plc	264,577
1,342		NGC Holdings Ltd	2,812
43		Oest Elektrizitatswirts (A Shs)	7,498
22,000		Osaka Gas Co Ltd	59,883
158		Puma AG. Rudolf Dassler Sport	42,332
4,147		RWE AG.	198,194
8,595		Scottish & Southern Energy plc	121,158
18,549		Scottish Power plc	141,813
3,182		Severn Trent plc	50,555
9,014		Snam Rete Gas S.p.A.	43,550
8,027		Suez S.A.(France)	172,074
4,600		Tohoku Electric Power Co, Inc	75,877
11,500		Tokyo Electric Power Co, Inc	247,289
27,000		Tokyo Gas Co Ltd	95,786
1,666		Tomra Systems ASA	6,286
2,061		Union Fenosa S.A.	46,818
5,558		United Utilities plc	55,869
3,087		United Utilities plc (A Shs)	20,501
10,092	*	Vivendi Universal S.A.	258,582
17		West Japan Railway Co	66,325

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,395,822

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 5.23%
17,273	*	ABB Ltd	105,406
700		Advantest Corp	41,601
392	*	Aixtron AG.	1,816
12,357	*	Alcatel S.A.	144,419
1,000		Alps Electric Co Ltd	11,913
36,785	*	Alstom	21,930
9,421		ARM Holdings plc	14,235
1,500		ASM Pacific Technology Ltd	4,915
4,692	*	ASML Holding NV	60,373
105		Bang & Olufsen a/s	6,116
65		Barco NV	5,587

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

10,000	*	Chartered Semiconductor Manufacturing Ltd	6,118
4,016	*	Electrocomponents plc	22,601
2,903		Electrolux AB Series B	53,034
466	*	Epcos AG.	7,061
2,400		Fisher & Paykel Appliances Holdings Ltd	6,553
600		Fisher & Paykel Healthcare Corp	6,164
300		Fuji Machine Manufacturing Co Ltd	2,798
17,272		Fujitsu Ltd	99,825
6,000	*	Furukawa Electric Co Ltd	23,518
300		Hirose Electric Co Ltd	27,356
6,083	*	Infineon Technologies AG.	62,103
14,000		Johnson Electric Holdings Ltd	13,734
5,321		Kesa Electricals plc	27,249
7,484		Kidde plc	16,725
12,769		Koninklijke Philips Electronics NV	292,442
270	*	Kudelski S.A. (Br)	7,676
1,700		Kyocera Corp	119,539
300		Mabuchi Motor Co Ltd	21,503
21,000		Matsushita Electric Industrial Co Ltd	280,279
2,000		Matsushita Electric Works Ltd	15,805
306	*	Micronas Semiconductor Holdings, Inc	12,988
18,000		Mitsubishi Electric Corp	85,415
225	*	Mobistar S.A.	16,068
2,200		Murata Manufacturing Co Ltd	105,793
16,000		NEC Corp	95,668
300		NEC Electronics Corp	15,325
1,000		NGK Spark Plug Co Ltd	10,416
1,600		Nitto Denko Corp	73,602
47,620		Nokia Oyj	655,316
5,000	*	Oki Electric Industry Co Ltd	15,470
1,600		Pioneer Corp	33,389
300		Rinnai Corp	9,146
1,100		Rohm Co Ltd	110,584
16,000		Sanyo Electric Co Ltd	51,826
2,086		Schneider Electric S.A.	134,852
9,000		Sharp Corp	123,794
9,200		Sony Corp	313,859
1,400		Stanley Electric Co Ltd	19,613
5,974		STMicroelectronics NV	102,986
6,000		Sumitomo Electric Industries Ltd	53,241
1,000		Taiyo Yuden Co Ltd	10,362
1,200		TDK Corp	79,917
2,375		Thomson	49,733
1,700		Tokyo Electron Ltd	82,829
30,000		Toshiba Corp	110,239
90		Unaxis Holding AG. (Regd)	7,928
2,000		Venture Corp Ltd	19,601
9	*	Yahoo Japan Corp	39,686
1,600		Yamaha Corp	24,345

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	3,994,385

ENGINEERING AND MANAGEMENT SERVICES - 0.06%
30		Bellsystem 24, Inc	7,572
9,000		SembCorp Industries Ltd	7,858
12,000		Singapore Technologies Engineering Ltd	14,968
1,035		Vedior NV	16,004

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	46,402

FABRICATED METAL PRODUCTS - 0.42%
8,378		Amcor Ltd	43,573
3,002		Assa Abloy AB (B Shs)	37,627
52		Boehler-Uddeholm AG.	4,801
2,704		European Aeronautic Defense & Space Co	71,634
35		Geberit AG. (Regd)	27,188

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

6,725		GKN plc	$26,133
1,000		Hitachi Cable Ltd	3,774
2,000		JS Group Corp	36,565
3,373		Novar plc	7,080
500		SMC Corp	47,861
1,000		Toyo Seikan Kaisha Ltd	15,443

		TOTAL FABRICATED METAL PRODUCTS	321,679

FOOD AND KINDRED PRODUCTS - 4.09%
6,000		Ajinomoto Co, Inc	68,593
100		Ariake Japan Co Ltd	2,595
4,000		Asahi Breweries Ltd	40,720
20,569		Cadbury Schweppes plc	158,188
239		Carlsberg a/s (A Shs)	10,291
3,926		Coca-Cola Amatil Ltd	19,963
860		Coca-Cola Hellenic Bottling Co S.A.	18,521
400		Coca-Cola West Japan Co Ltd	9,726
172	*	Colruyt S.A. Rts	24,140
596		Danisco a/s	31,433
859		DCC plc	15,736
30,741		Diageo plc	383,829
21,394		Foster's Group Ltd	73,300
1,800		Fraser & Neave Ltd	14,861
1,643		Greencore Group plc	5,734
2,338		Groupe Danone	183,810
2,510		Heineken NV	75,566
94		Hermes International	17,827
600		House Foods Corp	8,101
1,541		InBev	51,370
300		Ito En Ltd	13,093
12,720		J. Sainsbury plc	58,637
400		Katokichi Co Ltd	7,331
1,328		Kerry Group (Class A)	29,359
1,000		Kikkoman Corp	8,810
7,000		Kirin Brewery Co Ltd	60,464
3,010		Lion Nathan Ltd	16,091
2,436		LVMH Moet Hennessy Louis Vuitton S.A.	162,621
2,000		Meiji Dairies Corp	11,505
3,000		Meiji Seika Kaisha Ltd	12,004
3,913		Nestle S.A. (Regd)	896,226
2,000		Nichirei Corp	6,533
1,000		Nippon Meat Packers, Inc	13,374
1,000		Nisshin Seifun Group, Inc	9,654
800		Nissin Food Products Co Ltd	19,634
2,111		Orkla ASA	58,330
3,592	v*	Parmalat Finanziaria S.p.A.	0
501		Pernod-Ricard	66,518
900		Q.P. Corp	7,529
1,518	*	Royal Numico NV	48,341
2,854		Sampo Oyj (A Shs)	31,548
2,000		Sapporo Holdings Ltd	6,460
7,664		Scottish & Newcastle plc	52,353
1,853		Singapore Food Industries Ltd	903
1,000	*	Snow Brand Milk Products Co Ltd	2,903
5,999	*	Southcorp Ltd	14,644
536		Suedzucker AG.	10,119
1,000		Takara Holdings, Inc	6,097
3,745		Tate & Lyle plc	26,158
27,983		Unilever plc	227,738
1,000		Yakult Honsha Co Ltd	15,424
1,000		Yamazaki Baking Co Ltd	8,710

		TOTAL FOOD AND KINDRED PRODUCTS	3,123,415

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

FOOD STORES - 1.72%
244		Axfood AB	$6,603
5,563		Carrefour S.A.	261,653
275		Casino Guichard-Perrachon S.A.	20,971
11,850		Coles Myer Ltd	80,256
172		Colruyt S.A. Rts	24,140
711		Delhaize Group	45,169
500		FamilyMart Co Ltd	13,406
3,300		Ito-Yokado Co Ltd	113,179
353	*	Jeronimo Martins SGPS S.A.	3,977
600		Lawson, Inc	20,796
14,978	*	Royal Ahold NV	95,618
4,000		Seven-Eleven Japan Co Ltd	114,322
75,803		Tesco plc	391,275
1,000		UNY Co Ltd	10,280
11,160		Woolworths Ltd	110,101

		TOTAL FOOD STORES	1,311,746

FURNITURE AND FIXTURES - 0.02%
6,191		MFI Furniture Group plc	11,819

		TOTAL FURNITURE AND FIXTURES	11,819

FURNITURE AND HOMEFURNISHINGS STORES - 0.30%
31,000		Hitachi Ltd	187,325
150		Nitori Co Ltd	8,601
400		Shimachu Co Ltd	9,654
700		Yamada Denki Co Ltd	24,135

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	229,715

GENERAL BUILDING CONTRACTORS - 0.65%
3,000		Allgreen Properties Ltd	1,978
2,740		Amec plc	15,730
2,174		Barratt Developments plc	22,266
1,186		Berkeley Group plc	27,213
1,753		Bouygues S.A.	65,752
800		Daito Trust Construction Co Ltd	32,373
4,000		Daiwa House Industry Co Ltd	39,087
4,141		Fletcher Building Ltd	16,708
256		Imerys S.A.	17,026
1,169		Leighton Holdings Ltd	8,112
2,000		Nishimatsu Construction Co Ltd	6,188
6,000		Obayashi Corp	29,833
2,787		Persimmon plc	33,361
5,000		Shimizu Corp	19,870
3,921		Skanska AB (B Shs)	40,798
3,000		Sumitomo Realty & Development Co Ltd	31,983
8,000		Taisei Corp	25,405
5,104		Taylor Woodrow plc	24,314
510		Titan Cement Co S.A.	13,238
1,000		Toda Corp	3,738
3,389		Wimpey (George) plc	24,653

		TOTAL GENERAL BUILDING CONTRACTORS	499,626

GENERAL MERCHANDISE STORES - 0.79%
3,300		Aeon Co Ltd	53,116
2,000	*	Daiei, Inc	4,192
2,000		Daimaru, Inc	15,388
14,000		Giordano International Ltd	7,720
1,012	*	Hagemeyer NV	1,885
1,000		Hankyu Department Stores, Inc	6,995
1,600		Isetan Co Ltd	16,462
382		KarstadtQuelle AG.	5,954

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

494		Kesko Oyj (B Shs)	$10,811
23,586		Kingfisher plc	131,561
22,969		Marks & Spencer Group plc	142,563
3,000		Marui Co Ltd	37,699
1,343		Metro AG.	59,931
3,000		Mitsukoshi Ltd	14,971
686		Pinault-Printemps-Redoute S.A.	63,006
9,579		Sonae SPGS S.A.	10,707
2,000		Takashimaya Co Ltd	16,640
1,000		Warehouse Group Ltd	2,859
8,756	*	Waterford Wedgwood plc (Units)	1,414

		TOTAL GENERAL MERCHANDISE STORES	603,874

HEALTH SERVICES - 0.08%
1,636		Getinge AB (B Shs)	19,888
200		Nichii Gakkan Co	5,217
4,000		Parkway Holdings Ltd	3,160
2,112		Sonic Healthcare Ltd	15,222
74		Straumann Holding AG.	15,704

		TOTAL HEALTH SERVICES	59,191

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.47%
2,190		Abertis Infraestructuras S.A.	40,881
2,751		ACS Actividades Cons y Serv	50,124
700	*	Autoroutes Du Sud De La France	31,994
3,719		Balfour Beatty plc	18,742
2,534		Brisa-Auto Estradas de Portugal S.A.	20,583
496		Fomento de Construcciones y Contratas S.A.	18,413
555		Grupo Ferrovial S.A.	24,781
678		Hellenic Technodomiki Tev S.A.	2,644
600	*	Hopewell Highway Infrastructure Ltd	75
2,000		JGC Corp	20,342
7,000		Kajima Corp	22,864
2,000		Okumura Corp	9,073
629		Technical Olympic S.A.	2,891
4,144		Transurban Group	16,299
82	*	VA Technologie AG.	4,838
619		Vinci S.A.	71,229

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	355,773

HOLDING AND OTHER INVESTMENT OFFICES - 1.57%
206	*	Ainax AB	6,904
179	*	Aker ASA	1,274
2,000	*	CapitaCommercial Trust	1,390
5,000		CapitaMall Trust	4,871
420		Castellum AB	12,173
5,331		Centro Properties Group	17,840
434	*	CFS Gandel Retail Trust	478
5,347		Compagnie Financiere Richemont AG. (Units) (A Shs)	147,945
226		Corio NV	10,838
10,747		Deutsche Office Trust	9,108
1,207		Great Portland Estates plc	6,159
22,000		Hutchison Whampoa Ltd	172,094
1,214	*	IMMOFINANZ Immobilien Anlagen AG.	10,072
14,967		Investa Property Group	21,683
1,064		iShares MSCI EAFE Index Fund	150,450
2		Japan Real Estate Investment Corp	15,878
2		Japan Retail Fund Investment Corp	14,971
5,100		JFE Holdings, Inc	145,298
4,831		Land Securities Group plc	102,543
3,599		Lend Lease Corp Ltd	29,771
10,163		Macquarie Goodman Industrial Trust	13,251
19,274		Macquarie Infrastructure Group	52,215

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

3		Nippon Building Fund, Inc	$23,599
437		Rodamco Europe NV	28,630
1,113		Schroders plc	12,477
2,200		Softbank Corp	102,001
8,000		Sumitomo Corp	59,520
102		Wereldhave NV	8,798
879		Wihlborgs Fastigheter AB	13,825
3,500		Wing Tai Holdings Ltd	1,881

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,197,937

HOTELS AND OTHER LODGING PLACES - 0.36%
1,855		Accor S.A.	72,297
2,539		Aristocrat Leisure Ltd	14,253
15,789		Hilton Group plc	79,070
7,339		Intercontinental Hotels Group plc	83,467
1,000		Overseas Union Enterprise Ltd	4,336
8,069		Shangri-La Asia Ltd	8,692
4,330		Sky City Entertainment Group Ltd	13,520

		TOTAL HOTELS AND OTHER LODGING PLACES	275,635

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.30%
1,996		Aggreko plc	5,147
686		Alfa Laval AB	9,988
3,000		Amada Co Ltd	15,651
1,958		Atlas Copco AB (B Shs)	68,985
450		Creative Technology Ltd	4,971
2,000		Daikin Industries Ltd	48,360
1,000		Dainippon Screen Manufacturing Co Ltd	5,172
19,472		Dixons Group plc	60,165
185		East Asiatic Co Ltd a/s	8,151
2,000		Ebara Corp	8,601
5,191		FKI plc	11,272
231	*	FLS Industries a/s (B Shs)	2,853
6,433		Futuris Corp Ltd	8,854
247		Hoganas AB (B Shs)	5,717
11,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	15,769
126		KCI Konecranes Oyj	4,898
10,000		Komatsu Ltd	64,238
312		Kone Oyj (B Shs)	18,794
1,000		Koyo Seiko Co Ltd	11,205
10,000		Kubota Corp	47,181
761		Linde AG.	43,856
389	*	Logitech International S.A. (Regd)	18,847
1,000		Makita Corp	14,118
4,162		Meggitt plc	18,376
928		Metso Oyj	11,906
3,000		Minebea Co Ltd	12,249
31,000		Mitsubishi Heavy Industries Ltd	87,474
400		Mori Seiki Co Ltd	2,853
400		Nidec Corp	40,430
4,000		NSK Ltd	17,166
4,000		NTN Corp	21,195
852		OCE NV	13,301
2,000		Omron Corp	44,186
43		Rieter Holding AG.	11,639
1,000		Sanden Corp	6,578
2,252		Sandvik AB	77,797
895		Scania AB	30,304
981		SKF AB (B Shs)	37,258
27		Sulzer AG. (Regd)	8,087
900		THK Co Ltd	15,131
1,528	*	Vestas Wind Systems a/s	22,123
344		Wartsila Oyj (B Shs)	8,118

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	988,964

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS - 1.93%
8,300		Canon, Inc	$390,092
2,000		Casio Computer Co Ltd	23,572
2,600		Citizen Watch Co Ltd	25,454
478		Cochlear Ltd	8,258
136		Coloplast a/s	13,142
917		Essilor International S.A.	58,939
1,400		Fanuc Ltd	73,674
336		Fresenius Medical Care AG.	25,731
5,000		Fuji Photo Film Co Ltd	164,224
1,629		Gambro AB (A Shs)	18,684
876		Gambro AB (B Shs)	9,837
2,923		IMI plc	18,830
52,432	*	Invensys plc	10,674
300		Keyence Corp	63,095
4,000		Konica Corp	54,693
1,238		Luxottica Group S.p.A.	22,172
2,000		Nikon Corp	18,836
194		Nobel Biocare Holding AG. (Stockholm)	30,059
2,000		Olympus Corp	38,561
31,000	*	PCCW Ltd	20,473
405		Phonak Holding AG.	12,990
6,000		Ricoh Co Ltd	112,961
96		Sagem S.A.	9,187
9,267		Smith & Nephew plc	85,187
9,000	*	STATS ChipPAC Ltd	5,560
400	*	Synthes, Inc	43,565
2,290		The Swatch Group AG. (Regd)	62,995
1,000		Ushio, Inc	16,858
274	*	William Demant Holding	12,096
2,000		Yokogawa Electric Corp	22,991

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,473,390

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
530		MLP AG.	8,518

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	8,518

INSURANCE CARRIERS - 4.64%
18,027		AMP Ltd	81,350
14,029		AXA	283,837
6,253		AXA Asia Pacific Holdings Ltd	17,982
14,599		Aegon NV	157,385
4,476		Alleanza Assicurazioni S.p.A.	51,756
2,976		Allianz AG. (Regd)	299,724
9,870		Assicurazioni Generali S.p.A.	271,281
22,835		Aviva plc	226,233
354		CNP Assurances	22,995
935		Corporacion Mapfre S.A.	10,974
16,842		Friends Provident plc	42,438
17,906		ING Groep NV	451,902
16,993		Insurance Australia Group Ltd	64,006
65,031		Legal & General Group plc	116,794
2,579		Liberty International plc	38,595
1,991		Mediolanum S.p.A.	11,919
15		Millea Holdings, Inc	193,259
13,000		Mitsui Sumitomo Insurance Co Ltd	107,218
1,665		Muenchener Rueckver AG. (Regd)	160,389
462		Pohjola Group plc (D Shs)	4,763
20,468		Prudential plc	166,855
6,167		QBE Insurance Group Ltd	58,519
3,135		RAS S.p.A.	60,235
27,158		Royal & Sun Alliance Insurance Group plc	35,138
46		Schindler Holding AG. (Pt Cert)	13,078

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

8,145		Skandia Forsakrings AB	32,221
8,000		Sompo Japan Insurance, Inc	67,795
1,404		Storebrand ASA	10,585
3,239		Swiss Reinsurance Co (Regd)	186,372
1,500		T&D Holdings, Inc	65,599
214	*	Topdanmark a/s	13,751
2,800	*	Tower Ltd	4,012
1,475		Zurich Financial Services AG.	210,259

		TOTAL INSURANCE CARRIERS	3,539,219

LEATHER AND LEATHER PRODUCTS - 0.02%
5,000		Yue Yuen Industrial Holdings	12,920

		TOTAL LEATHER AND LEATHER PRODUCTS	12,920

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.49%
10		Central Japan Railway Co	78,574
34		East Japan Railway Co	175,838
5,000		Keio Electric Railway Co Ltd	26,085
12,678		MTR Corp	19,103
8,000		SMRT Corp Ltd	3,445
2,490		Veolia Environnement	71,655

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	374,700

LUMBER AND WOOD PRODUCTS - 0.08%
1,328		Tenon Ltd	1,849
458		Holmen AB (B Shs)	13,526
5,000		Sekisui House Ltd	47,725

		TOTAL LUMBER AND WOOD PRODUCTS	63,100

METAL MINING - 0.85%
11,339		Alumina Ltd	46,159
2,239		Iluka Resources Ltd	7,882
2,000		Johnson Matthey plc	34,562
8,000		Mitsubishi Materials Corp	16,912
5,000		Mitsui Mining & Smelting Co Ltd	19,507
3,206		Newcrest Mining Ltd	35,275
4,000		Nippon Light Metal Co Ltd	8,928
742		Outokumpu Oyj	12,718
3,181		Rio Tinto Ltd	87,489
10,780		Rio Tinto plc	289,873
5,000		Sumitomo Metal Mining Co Ltd	34,660
148		Umicore	10,799
11,474		WMC Resources Ltd	44,548

		TOTAL METAL MINING	649,312

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
300		Aderans Co Ltd	5,934
190		Amer Group plc	8,967
700		Bandai Co Ltd	16,481
1,239		Bulgari S.p.A.	12,326
1,000		Nintendo Co Ltd	122,306
189	*	RHI AG.	4,178
900	*	Sega Corp	12,159
366		Societe BIC S.A.	16,865

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	199,216

MISCELLANEOUS RETAIL - 0.52%
2,400	*	Aeon Co Ltd	38,238
400		Circle K Sunkus Co Ltd	9,690
116		Folli-Follie S.A. (Regd)	3,340

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

10,072		GUS plc	$164,032
4,000	*	Kanebo Ltd	6,061
300		Matsumotokiyoshi Co Ltd	7,581
2,931		Next plc	86,611
7,500		Nippon Mining Holdings, Inc	37,971
200		Ryohin Keikaku Co Ltd	8,638
15,582		Signet Group plc	32,285

		TOTAL MISCELLANEOUS RETAIL	394,447

MOTION PICTURES - 0.06%
5,383		Rank Group plc	27,226
1,500		Toho Co Ltd	21,299

		TOTAL MOTION PICTURES	48,525

NONDEPOSITORY INSTITUTIONS - 1.41%
800		Acom Co Ltd	49,503
400		Aiful Corp	39,232
3,366		Cattles plc	20,115
1,400		Credit Saison Co Ltd	43,061
37,394		HBOS plc	504,790
500		Hitachi Capital Corp	7,871
1,305	*	Hypo Real Estate Holding	44,734
4,420		ICAP plc	17,596
2,767		Irish Life & Permanent plc	44,676
2,414		London Stock Exchange plc	15,070
4,794		Mediobanca S.p.A.	63,352
800		ORIX Corp	82,022
352		Perpetual Trustees Australia Ltd	12,777
900		Promise Co Ltd	58,876
2,227		Provident Financial plc	22,708
750		Takefuji Corp	47,974

		TOTAL NONDEPOSITORY INSTITUTIONS	1,074,357

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
3,000		Dowa Mining Co Ltd	20,115

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	20,115

OIL AND GAS EXTRACTION - 2.76%
708		Groupe Bruxelles Lambert S.A.	49,375
318		IHC Caland NV	16,462
1,607	*	Lundin Petroleum AB	9,470
125		OMV AG.	28,799
5,816		Origin Energy Ltd	25,572
93,656		Shell Transport & Trading Co plc	687,221
321		Smedvig ASA	4,196
4,480		Statoil ASA	64,223
213		Technip S.A.	34,391
5,823		Total S.A.	1,186,075

		TOTAL OIL AND GAS EXTRACTION	2,105,784

PAPER AND ALLIED PRODUCTS - 0.74%
614		Billerud AB	9,488
20		Buhrmann NV	151
4,238		Bunzl plc	31,922
6,729		Carter Holt Harvey Ltd	10,233
1,707		De La Rue plc	9,614
42		Mayr-Melnhof Karton AG.	5,895
1,000		Mitsubishi Paper Mills Ltd	1,415
2,000		NGK Insulators Ltd	16,822
10		Nippon Paper Group, Inc	43,823
1,018		Norske Skogindustrier ASA	18,261

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

8,000		OJI Paper Co Ltd	$45,221
4,752		Rexam plc	36,417
6,970		Stora Enso Oyj (R Shs)	94,185
1,948		Svenska Cellulosa AB (B Shs)	75,724
1,326		TDC a/s	46,918
400		Uni-Charm Corp	19,816
5,060		UPM-Kymmene Oyj	96,342

		TOTAL PAPER AND ALLIED PRODUCTS	562,247

PERSONAL SERVICES - 0.02%
2,062		Davis Service Group plc	13,806

		TOTAL PERSONAL SERVICES	13,806

PETROLEUM AND COAL PRODUCTS - 6.14%
37,950		BHP Billiton Ltd	394,743
204,586		BP plc	1,952,849
2,012		BP plc (Spon ADR)	115,750
25,899		ENI S.p.A.	580,285
3,470		Fortum Oyj	48,485
825		Hellenic Petroleum S.A.	6,824
14,000		Nippon Oil Corp	88,282
1,502		Norsk Hydro ASA	109,334
9,375		Repsol YPF S.A.	205,861
20,196		Royal Dutch Petroleum Co	1,040,210
5,725		Santos Ltd	30,480
1,400		Showa Shell Sekiyu KK	12,423
2,000		Teikoku Oil Co Ltd	11,087
3,000		TonenGeneral Sekiyu KK	25,886
4,756		Woodside Petroleum Ltd	67,178

		TOTAL PETROLEUM AND COAL PRODUCTS	4,689,677

PRIMARY METAL INDUSTRIES - 1.12%
2,032		Acerinox S.A.	28,064
75		Aluminum of Greece S.A.I.C.	1,043
3,999		Arcelor	73,905
117		Bekaert S.A.	7,302
25,390		BHP Billiton plc	267,167
7,338		BlueScope Steel Ltd	46,243
43,986	*	Corus Group plc	40,593
22,000		Kobe Steel Ltd	31,938
59,000		Nippon Steel Corp	140,253
7,000	*	Nisshin Steel Co Ltd	15,497
4,995		OneSteel Ltd	10,999
710		Rautaruukki Oyj	6,922
535		Ssab Svenskt Stal AB (Series A)	10,141
232		Ssab Svenskt Stal AB (Series B)	4,254
4,000	*	Sumitomo Heavy Industries Ltd	11,831
35,000		Sumitomo Metal Industries Ltd	41,601
3,087		ThyssenKrupp AG.	60,156
683		Trelleborg AB (B Shs)	10,132
1,241		TUI AG.	23,259
847		Viohalco S.A.	6,291
255		Voestalpine AG.	14,455

		TOTAL PRIMARY METAL INDUSTRIES	852,046

PRINTING AND PUBLISHING - 1.39%
1,351		Arnoldo Mondadori Editore S.p.A.	12,786
6,000		Dai Nippon Printing Co Ltd	80,243
3,123		Daily Mail & General Trust plc	40,604
2,632		Emap plc	35,863
1,544		Eniro AB	13,361
1,721		Gruppo Editoriale L'Espresso S.p.A.	9,512

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

5,600		Independent News & Media plc	$14,189
1,390		Independent Newspapers Ltd	4,791
9,140		John Fairfax Holdings Ltd	24,562
1,321		Lagardere S.C.A.	81,936
13,587		News Corp Ltd	112,294
8,046		Pearson plc	86,047
864		Promotora de Informaciones S.A. (PRISA)	15,935
6,403		Reed Elsevier NV	82,468
12,705		Reed Elsevier plc	111,503
548		Schibsted ASA	11,662
8,000		SCMP Group Ltd	3,437
17,000		Singapore Press Holdings Ltd	47,862
13,330	*	Telecom Italia Media S.p.A.	4,371
1,506		Telefonica Publicidad e Informacion S.A.	10,531
6,000		Toppan Printing Co Ltd	58,849
2,772		Trinity Mirror plc	33,006
3,416		United Business Media plc	28,852
2,319		VNU NV	59,620
2,806		Wolters Kluwer NV	47,222
4,491		Yell Group plc	28,647

		TOTAL PRINTING AND PUBLISHING	1,060,153

RAILROAD TRANSPORTATION - 0.38%
9,021		Brambles Industries Ltd	46,263
6,657		Brambles Industries plc	30,929
3,921		Firstgroup plc	20,825
4,000		Keihin Electric Express Railway Co Ltd	22,647
15,000		Kintetsu Corp	50,356
7,710		Mayne Group Ltd	22,060
8,000		Nippon Express Co Ltd	38,761
6,000		Odakyu Electric Railway Co Ltd	31,738
8,000		Tobu Railway Co Ltd	29,252

		TOTAL RAILROAD TRANSPORTATION	292,831

REAL ESTATE - 1.49%
5,000		Ascendas Real Estate Investment Trust	4,603
4,727		British Land Co plc	63,640
10,000		CapitaLand Ltd	10,632
11,992		CFS Gandel Retail Trust	13,464
16,000		Cheung Kong Holdings Ltd	136,957
400	*	City Developments Ltd	979
4,000		City Developments Ltd	15,562
46		Cofinimmo	6,542
11,345		Commonwealth Property Office Fund	10,108
306		Gecina S.A.	25,844
19,403		General Property Trust	51,861
2,507		Hammerson plc	32,845
11,000		Hang Lung Properties Ltd	16,222
4,763		Harvey Norman Holdings Ltd	10,178
6,000		Henderson Land Development Co Ltd	28,699
6,000		Hopewell Holdings	12,503
5,054		Hysan Development Co Ltd	8,912
238		Klepierre	17,204
1,100		Leopalace21 Corp	20,310
348		Metrovacesa S.A.	14,233
17	*	Metrovacesa S.A.(New)	685
6,916		Mirvac Group	21,792
10,000		Mitsubishi Estate Co Ltd	104,342
7,000		Mitsui Fudosan Co Ltd	72,785
18,200		New World Development Co Ltd	17,154
1,008		Sacyr Vallehermoso S.A.	14,272
1,000		Singapore Land Ltd	2,708
14,205		Sino Land Co Ltd	10,565
3,769		Slough Estates plc	31,765

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

438	*	Stockland	$1,770
12,385		Stockland Trust Group	51,045
14,000		Sun Hung Kai Properties Ltd	131,956
3,000		Tokyu Land Corp	8,084
383		Unibail	46,118
2,000		United Overseas Land Ltd	2,602
10,571	*	Westfield Group	116,465

		TOTAL REAL ESTATE	1,135,406

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.48%
466		Adidas-Salomon AG.	65,025
7,000		Bridgestone Corp	129,883
1,328		Continental AG.	72,193
1,237		Michelin (C.G.D.E.) (B Shs)	62,868
93		Nokian Renkaat Oyj	10,107
12,572		Pirelli & C S.p.A.	12,866
1,000		Sanwa Shutter Corp	4,537
500		Toyoda Gosei Co Ltd	9,686

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	367,165

SECURITY AND COMMODITY BROKERS - 1.29%
6,105		3i Group plc	61,368
5,864		Amvescap plc	31,701
994		Australian Stock Exchange Ltd	11,736
1,221		Close Brothers Group plc	15,301
13,000		Daiwa Securities Group, Inc	82,330
976		Deutsche Boerse AG.	49,360
941		Euronext NV	26,775
10,000		Hong Kong Exchanges & Clearing Ltd	22,762
13,000		Itochu Corp	55,437
200		Jafco Co Ltd	10,525
2,851		Man Group plc	61,341
11,000		Marubeni Corp	29,143
11,000		Mitsubishi Corp	118,868
13,000		Mitsui & Co Ltd	108,869
14,000		Nikko Cordial Corp	56,780
18,000		Nomura Holdings, Inc	231,094
442	*	OMX AB	5,252
6,000		Singapore Exchange Ltd	6,308

		TOTAL SECURITY AND COMMODITY BROKERS	984,950

SPECIAL TRADE CONTRACTORS - 0.03%
1,955		Grafton Group plc	18,162
1,000		Kinden Corp	6,251

		TOTAL SPECIAL TRADE CONTRACTORS	24,413

STONE, CLAY, AND GLASS PRODUCTS - 1.49%
8,000		Asahi Glass Co Ltd	72,803
5,319		Boral Ltd	26,546
4,507		BPB plc	34,906
2,000		Central Glass Co Ltd	14,662
1,565		Cimpor Cimentos de Portugal S.A.	8,066
3,180		Compagnie de Saint-Gobain	163,235
5,452		CRH plc (Ireland)	130,349
9,558		CSR Ltd	16,962
6,841		Hanson plc	50,631
404		Heidelberger Zement AG. (Germany)	18,791
1,920		Holcim Ltd (Regd)	101,251
1,200		Hoya Corp	125,754
700		Italcementi S.p.A.	10,346
4,695		James Hardie Industries NV	19,589
1,674		Lafarge S.A. (Br)	146,473

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

3,000		Nippon Sheet Glass Co Ltd	$9,853
9,381		Pilkington plc	15,363
9,558		Rinker Group Ltd	59,748
2,466		RMC Group plc	37,908
3,000		Sumitomo Osaka Cement Co Ltd	6,533
7,000		Taiheiyo Cement Corp	15,878
3,000		Toto Ltd	26,049
613		Wienerberger AG.	22,993

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,134,689

TOBACCO PRODUCTS - 0.23%
2,972		Altadis S.A.	101,140
9		Japan Tobacco, Inc	75,289

		TOTAL TOBACCO PRODUCTS	176,429

TRANSPORTATION BY AIR - 0.61%
592		Air France-KLM	9,323
5,000		All Nippon Airways Co Ltd	16,014
2,484		Auckland International Airport Ltd	11,987
10,664		BAA plc	106,809
4,674	*	British Airways plc	17,550
9,000		Cathay Pacific Airways Ltd	15,408
2,114	*	Deutsche Lufthansa AG. (Regd)	24,602
100		Flughafen Wien AG.	6,086
3,889		Iberia Lineas Aereas de Espana	10,771
6,000		Japan Airlines System Corp	16,441
1	*	KLM (Royal Dutch Airlines) NV	14
55		Kobenhavns Lufthavne As	8,381
327	*	Ryanair Holdings plc (Spon ADR)	9,548
8,000		SABMiller plc	105,605
688	*	SAS AB	5,103
5,000		Singapore Airlines Ltd	32,371
9,500		Swire Pacific Ltd (A Shs)	66,090

		TOTAL TRANSPORTATION BY AIR	462,103

TRANSPORTATION EQUIPMENT - 5.19%
30,580		BAE Systems plc	124,368
4,433		BBA Group plc	21,458
993		Cobham plc	23,934
7,300		DaimlerChrysler AG. (Regd)	301,011
1,054		DaimlerChrysler AG. (U.S.)	43,657
5,100		Denso Corp	120,542
181		DSV a/s	9,561
4,008	*	Fiat S.p.A.	28,872
60,674		Finmeccanica S.p.A.	42,803
2,000		Hino Motors Ltd	13,936
7,800		Honda Motor Co Ltd	377,916
834		Jardine Cycle & Carriage Ltd	4,087
11,000		Kawasaki Heavy Industries Ltd	16,568
5,000		Keppel Corp Ltd	23,462
210	*	Kvaerner ASA	733
1,020		MAN AG.	34,876
6,000		Mitsui Engineering & Shipbuilding Co Ltd	9,037
24,800		Nissan Motor Co Ltd	270,018
4,326		Patrick Corp Ltd	17,704
1,715		Peugeot Citroen S.A.	105,649
1,835		Renault S.A.	150,077
14,684		Rolls-Royce Group plc	67,292
4,000		SembCorp Marine Ltd	2,471
700		Shimano, Inc	17,879
7,978		Siemens AG.	586,693
5,581		Smiths Group plc	74,935
651		Thales S.A.	21,669

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

7,948		Tomkins plc	$38,113
1,700		Toyota Industries Corp	38,638
28,600		Toyota Motor Corp	1,095,060
765		Valeo S.A.	28,010
3,071		Volkswagen AG.	118,202
3,199		Volvo AB (B Shs)	112,929
1,500		Yamaha Motor Co Ltd	22,728

		TOTAL TRANSPORTATION EQUIPMENT	3,964,888

TRANSPORTATION SERVICES - 0.09%
2,148		Amadeus Global Travel Distribution S.A. (A Shs)	16,994
24		Kuoni Reisen Holding (Regd)	8,880
1,353		National Express Group plc	16,649
6,550		Stagecoach Group plc	10,815
2,282		Toll Holdings Ltd	19,125

		TOTAL TRANSPORTATION SERVICES	72,463

TRUCKING AND WAREHOUSING - 0.21%
1,000		Mitsubishi Logistics Corp	8,783
1,000		Seino Transportation Co Ltd	8,937
12,000		Singapore Post Ltd	5,702
3,442		TPG NV	84,089
4,000		Yamato Transport Co Ltd	55,056

		TOTAL TRUCKING AND WAREHOUSING	162,567

WATER TRANSPORTATION - 0.58%
12		A.P. Moller-Maersk a/s	91,929
2,967		Associated British Ports Holdings plc	23,677
569		Attica Enterprises Holding S.A.	1,590
1,720		Carnival plc	84,565
27		Compagnie Maritime Belge S.A.	4,681
2,704		Exel plc	33,468
419		Frontline Ltd	19,638
2,000		Kamigumi Co Ltd	14,481
4,000		Kawasaki Kisen Kaisha Ltd	27,365
8,000		Mitsui OSK Lines Ltd	47,979
10,000		Nippon Yusen Kabushiki Kaisha	51,717
6,286		Peninsular & Oriental Steam Navigation Co	29,916
41		Ship Finance International Ltd	824
273		Uponor Oyj	9,653

		TOTAL WATER TRANSPORTATION	441,483

WHOLESALE TRADE-DURABLE GOODS - 0.28%
1,077		AGFA Gevaert NV	31,234
22		D'ieteren NV	4,071
4,000		Fuji Electric Co Ltd	9,908
2,700		Fujisawa Pharmaceutical Co Ltd	60,876
330	*	M.J. Maillis S.A.	1,312
600		Mitsumi Electric Co Ltd	6,435
400		Sanrio Co Ltd	3,920
2,000		SembCorp Logistics Ltd	2,697
1,702		SSL International plc	8,531
8,000		Techtronic Industries Co	15,748
1,800		Terumo Corp	40,993
210		USS Co Ltd	15,834
317		Zodiac S.A.	11,701

		TOTAL WHOLESALE TRADE-DURABLE GOODS	213,260

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 1.35%
2,558		Alliance Unichem plc	$30,851
634		Altana AG.	36,891
15,062		British American Tobacco plc	218,316
228		Celesio AG.	15,546
676		Ciba Specialty Chemicals AG. (Regd)	42,064
1,894		Clariant AG.	22,676
3,199		Fyffes plc	7,112
716		H. Lundbeck a/s	12,966
7,292		Imperial Tobacco Group plc	158,871
713		Inchcape plc	20,114
2,234		Inditex S.A.	55,215
600		Kokuyo Co Ltd	6,402
16,000		Li & Fung Ltd	22,980
3,340		PaperlinX Ltd	12,895
1,900	*	Sojitz Holdings Corp	7,396
3,703		Swedish Match AB	39,165
5,545		Unilever NV (Cert)	318,979

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,028,439

		TOTAL COMMON STOCK	75,792,565
		(Cost $57,244,316)

		TOTAL PORTFOLIO - 99.63%	76,074,424
		(Cost $57,520,287)

		OTHER ASSETS & LIABILITIES , NET - 0.37%	282,524

		NET ASSETS - 100.00%	$76,356,948

	*	Non-income producing
	v	Security valued at fair value.

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $57,704,713. Net unrealized appreciation of portfolio investments aggregated $18,369,711 of which
		$19,572,248 related to appreciated portfolio investments and $1,202,537 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment
		limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
International Equity Index Fund
Summary By Country
September 30, 2004

DOMESTIC	Value	%

UNITED STATES	150,450	0.20

TOTAL DOMESTIC	150,450	0.20

FOREIGN
AUSTRALIA	4,019,185	5.28
AUSTRIA	222,208	0.29
BELGIUM	1,008,544	1.33
BERMUDA	10,372	0.01
DENMARK	632,216	0.83
FINLAND	1,082,759	1.42
FRANCE	7,096,905	9.33
GERMANY	5,080,889	6.68
GREECE	360,386	0.47
HONG KONG	1,311,320	1.72
IRELAND	664,740	0.87
ITALY	2,981,956	3.92
JAPAN	16,906,929	22.22
NETHERLANDS	3,601,238	4.73
NEW ZEALAND	176,718	0.23
NORWAY	443,237	0.58
PORTUGAL	270,443	0.36
SINGAPORE	652,846	0.86
SPAIN	2,751,135	3.62
SWEDEN	1,954,546	2.57
SWITZERLAND	5,264,105	6.92
UNITED KINGDOM	19,431,298	25.54

TOTAL FOREIGN	75,923,974	99.80

TOTAL PORTFOLIO	$76,074,424	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

PREFERRED STOCK - 0.28%
HOLDING AND OTHER INVESTMENT OFFICES - 0.28%
2,667	*	FelCor Lodging Trust, Inc	$64,541
35,000	*	iStar Financial, Inc	881,650

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	946,191

		TOTAL PREFERRED STOCK
		(Cost $936,181)	946,191

COMMON STOCK - 96.86%
HOLDING AND OTHER INVESTMENT OFFICES - 82.45%
125,000		Acadia Realty Trust	1,843,750
38,813	*	Accredited Mortgage Loan REIT Trust	987,791
634,707		Affordable Residential Communities	9,266,722
86,600		AMB Property Corp	3,205,932
300,000	*	American Campus Communities, Inc	5,568,000
150,000		American Financial Realty Trust	2,116,500
2,003	*	American Home Mortgage Investment Corp	53,660
54,333		American Land Lease, Inc	1,054,060
20,000		AMLI Residential Properties Trust	611,000
75,000		Anthracite Capital, Inc	834,000
125,610		Archstone-Smith Trust	3,974,300
7,340		Ashford Hospitality Trust, Inc	68,996
55,000	*	Ashford Hospitality Trust, Inc	1,375,000
6,659		AvalonBay Communities, Inc	401,005
250,000	*	Bimini Mortgage Management	3,940,000
520,000	*	Bimini Mortgage Management, Inc (Class A)	8,195,200
100,000		BioMed Realty Trust, Inc	1,759,000
320,000		BNP Residential Properties, Inc	4,377,600
89,200		Boston Properties, Inc	4,940,788
150,000		Brandywine Realty Trust	4,272,000
50,000		BRE Properties, Inc (Class A)	1,917,500
25,000		Camden Property Trust	1,155,000
150,000		Capital Automotive REIT	4,690,500
168,068		Capital Lease Funding, Inc	1,855,471
50,000		Capital Trust, Inc	1,455,000
85,000		Centerpoint Properties Trust	3,704,300
135,833		Cohen & Steers, Inc	2,097,262
250,000		Corporate Office Properties Trust	6,405,000
100,000		Correctional Properties Trust	2,730,000
110,000		Developers Diversified Realty Corp	4,306,500
26,426		Duke Realty Corp	877,343
85,000		Equity Office Properties Trust	2,316,250
176,100		Equity Residential	5,459,100
16,954		Essex Property Trust, Inc	1,218,145
350,000		Extra Space Storage, Inc	4,462,500
697,778		Falcon Financial Investment Trust	5,645,024
59,000		Federal Realty Investment Trust	2,596,000
100,000		General Growth Properties, Inc	3,100,000
34,500		Government Properties Trust, Inc	327,750
100,000	*	Gramercy Capital Corp	1,560,000
43,000	*	Health Care REIT, Inc	1,066,400
75,000		Healthcare Realty Trust, Inc	2,928,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

SHARES			VALUE

320,000		Hersha Hospitality Trust	$3,008,000
164,000		Home Properties, Inc	6,487,840
846,000	*	HomeBanc Corp	7,614,000
383,665		Host Marriott Corp	5,382,820
100,000		iStar Financial, Inc	4,123,000
175,000	v*	JER Investors Trust, Inc	2,625,000
60,000		Kimco Realty Corp	3,078,000
230,000		Kite Realty Group Trust	3,024,500
275,000	*	La Quinta Corp	2,145,000
120,000		Lexington Corporate Properties Trust	2,605,200
100,000		Liberty Property Trust	3,984,000
313,820		LTC Properties, Inc	5,614,240
211,720		Luminent Mortgage Capital, Inc	2,684,610
55,254		Macerich Co	2,944,486
74,000		Mack-Cali Realty Corp	3,278,200
44,598		Manufactured Home Communities, Inc	1,482,438
377,391	*	Meristar Hospitality Corp	2,056,781
60,000		Mills Corp	3,112,200
920,000		Monmouth REIT (Class A)	7,636,000
243,617	*	MortgageIT Holdings, Inc	3,520,266
245,000		New York Mortgage Trust, Inc	2,290,750
248,533		Omega Healthcare Investors, Inc	2,674,215
240,000		Origen Financial, Inc	1,766,400
220,000	v*	Origen Financial, Inc	2,200,000
130,811		Prologis	4,609,780
17,000		Public Storage, Inc	842,350
67,500	*	RAIT Investment Trust	1,687,500
220,000		Reckson Associates Realty Corp	6,325,000
67,078		Regency Centers Corp	3,118,455
230,000	*	Saxon Capital, Inc	4,945,000
185,000		Simon Property Group, Inc	9,921,550
145,000		SL Green Realty Corp	7,512,450
225,000	v*	Spirit Financial	2,250,000
289,400		Strategic Hotel Capital, Inc	3,912,688
25,000		Sun Communities, Inc	979,750
327,290		Sunset Financial Resources, Inc	3,492,184
280,000		Trizec Properties, Inc	4,471,600
150,000		United Dominion Realty Trust, Inc	2,974,500
115,000		Ventas, Inc	2,980,800
94,930		Vornado Realty Trust	5,950,212
97,900		Weingarten Realty Investors	3,231,679

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	275,261,793

HOTELS AND OTHER LODGING PLACES - 9.77%
175,000	*	Diamondrock Hospitality Co	1,750,000
155,000	*	Fairmont Hotels & Resorts	4,234,600
130,000		Hilton Hotels Corp	2,449,200
309,000	*	Interstate Hotels & Resorts, Inc	1,251,450
2,450,000	*	Jameson Inns, Inc	4,361,000
980,000	*	Lodgian, Inc	9,702,000
44,647		Orient-Express Hotels Ltd (Class A)	729,532
175,000		Starwood Hotels & Resorts Worldwide, Inc	8,123,500

		TOTAL HOTELS AND OTHER LODGING PLACES	32,601,282

REAL ESTATE - 4.64%
182,000	*	CB Richard Ellis Group, Inc	4,204,200
175,000	*	KKR Financial Corp	1,750,000
200,000		St. Joe Co	9,554,000

		TOTAL REAL ESTATE	15,508,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

PRINCIPAL			VALUE

		TOTAL COMMON STOCK
		(Cost $311,192,484)	$323,371,275

		SHORT TERM INVESTMENTS - 3.21%
		U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.21%
		FEDERAL HOME LOAN BANKS (FHLB)
$ 10,720,000		1.65%, 10/01/04	10,719,509

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	10,719,509

		TOTAL SHORT TERM INVESTMENTS
		(Cost $10,708,923)	10,719,509

		TOTAL PORTFOLIO - 100.35%
		(Cost $ 322,837,588)	335,036,975

		OTHER ASSETS & LIABILITIES - (0.35%)	(1,169,606)

		NET ASSETS - 100.00%	$333,867,369

	*	Non-income producing
	v	Security valued at fair value.

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $323,985,193. Net unrealized appreciation of portfolio investments aggregated $11,051,782 of which
		$19,119,664 related to appreciated portfolio investments and $8,067,882 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment
		limitations on inudstry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS
September 30, 2004

SHARES			VALUE

PREFERRED STOCK - 0.00%
HEALTH SERVICES - 0.00%
300	*	Bio-Reference Labs, Inc	$4,182

		TOTAL HEALTH SERVICES	4,182

		TOTAL PREFERRED STOCK
		( Cost $4,135)	4,182

COMMON STOCK - 99.43%
AMUSEMENT AND RECREATION SERVICES - 0.06%
1,570	*	Gaylord Entertainment Co	48,670
200		International Speedway Corp (Class A)	9,980
700	*	Sunterra Corp	6,671

		TOTAL AMUSEMENT AND RECREATION SERVICES	65,321

APPAREL AND ACCESSORY STORES - 0.54%
500	*	Chico's FAS, Inc	17,100
1,100		Foot Locker, Inc	26,070
8,600		Gap, Inc	160,820
6,900		Limited Brands, Inc	153,801
1,300		Nordstrom, Inc	49,712
1,500		Ross Stores, Inc	35,160
7,500		TJX Cos, Inc	165,300

		TOTAL APPAREL AND ACCESSORY STORES	607,963

APPAREL AND OTHER TEXTILE PRODUCTS - 0.23%
3,000	*	Collins & Aikman Corp	12,540
100	*	Columbia Sportswear Co	5,450
1,100	*	Hartmarx Corp	8,162
1,676		Liz Claiborne, Inc	63,219
100		Phillips-Van Heusen Corp	2,228
3,400		VF Corp	168,130

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	259,729

AUTO REPAIR, SERVICES AND PARKING - 0.01%
160		Central Parking Corp	2,115
161	*	Midas, Inc	2,608
200		Ryder System, Inc	9,408

		TOTAL AUTO REPAIR, SERVICES AND PARKING	14,131

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
500	*	Autozone, Inc	38,625
1,102	*	Carmax, Inc	23,748
500	*	Copart, Inc	9,465
200		Lithia Motors, Inc (Class A)	4,252
400	*	Rush Enterprises, Inc	4,676

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	80,766

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.49%
200		Fastenal Co	$11,520
27,700		Home Depot, Inc	1,085,840
10,400		Lowe's Cos	565,240

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,662,600

BUSINESS SERVICES - 6.04%
3,800	*	3Com Corp	16,036
2,075		Adobe Systems, Inc	102,650
800	*	Akamai Technologies, Inc	11,240
200	*	Ariba, Inc	1,868
900	*	Aspect Communications Corp	8,937
200	*	Aspen Technology, Inc	1,398
400		Autodesk, Inc	19,452
11,800		Automatic Data Processing, Inc	487,576
1,600	*	BEA Systems, Inc	11,056
700	*	Bisys Group, Inc	10,227
1,000	*	BMC Software, Inc	15,810
1,100	*	Brocade Communications Systems, Inc	6,215
1,600	*	Cadence Design Systems, Inc	20,864
1,100	*	Ceridian Corp	20,251
100	*	Checkfree Corp	2,767
559	*	Ciber, Inc	4,204
500	*	Citrix Systems, Inc	8,760
1,100	*	CNET Networks, Inc	10,065
1,134	*	Cognizant Technology Solutions Corp	34,598
2,385	*	Compuware Corp	12,283
1,500	*	Convergys Corp	20,145
900	*	Corillian Corp	4,149
200	*	CSG Systems International, Inc	3,082
100		Deluxe Corp	4,102
1,000	*	DST Systems, Inc	44,470
600	*	Dun & Bradstreet Corp	35,220
100	*	Earthlink, Inc	1,030
500	*	eFunds Corp	9,295
3,014	*	Electronic Arts, Inc	138,614
8,212		Electronic Data Systems Corp	159,231
300	*	Equinix, Inc	9,231
300		Fair Isaac Corp	8,760
400	*	First Advantage Corp	6,424
3,600	*	Fiserv, Inc	125,496
315	*	Getty Images, Inc	17,420
803	*	GSI Commerce, Inc	7,074
700		Henry (Jack) & Associates, Inc	13,139
1,385	*	iGate Corp	5,097
2,988		IMS Health, Inc	71,473
2,600	*	Innovative Solutions & Support, Inc	63,778
380	*	Intrado, Inc	3,842
1,300	*	Intuit, Inc	59,020
2,700	*	Ipass, Inc	16,173
1,449	*	Iron Mountain, Inc	49,049
5,669	*	Juniper Networks, Inc	133,788
1,000	*	Lamar Advertising Co	41,610
400		Manpower, Inc	17,796
400	*	Mercury Interactive Corp	13,952
99,500		Microsoft Corp	2,751,175
1,100	*	Mindspeed Technologies, Inc	2,200
1,115	*	Monster Worldwide, Inc	27,474
500	*	National Processing, Inc	13,260
300	*	NCR Corp	14,877
500		NDCHealth Corp	8,025
500	*	Network Equipment Technologies, Inc	3,305
1,078	*	NIC, Inc	5,778
3,000	*	Novell, Inc	18,930

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

3,800		Omnicom Group, Inc	$277,628
43,700	*	Oracle Corp	492,936
227	*	PalmSource, Inc	4,708
400	*	PDI, Inc	10,796
2,152	*	Peoplesoft, Inc	42,717
700	*	Perot Systems Corp (Class A)	11,242
400	*	Pixar	31,560
277	*	Portal Software, Inc	756
1,200	*	Red Hat, Inc	14,688
700	*	Retek, Inc	3,192
1,093		Robert Half International, Inc	28,167
172	*	Scansoft, Inc	702
2,400	*	Siebel Systems, Inc	18,096
1,300	*	Sitel Corp	2,808
1,308	*	Spherion Corp	10,229
38,900	*	Sun Microsystems, Inc	157,156
4,600	*	SunGard Data Systems, Inc	109,342
2,900	*	Symantec Corp	159,152
600	*	Synopsys, Inc	9,498
500	*	TeleTech Holdings, Inc	4,720
1,800		Total System Services, Inc	45,432
397	*	Trizetto Group, Inc	2,315
3,900	*	Unisys Corp	40,248
600	f*	United Rentals, Inc	9,534
700	*	Universal Compression Holdings, Inc	23,849
1,600	*	VeriSign, Inc	31,808
3,854	*	Veritas Software Corp	68,601
11,702	*	Yahoo!, Inc	396,815

		TOTAL BUSINESS SERVICES	6,742,436

CHEMICALS AND ALLIED PRODUCTS - 9.25%
622	*	Abgenix, Inc	6,133
1,380	*	Able Laboratories, Inc	26,441
300	*	Adolor Corp	3,375
1,500	*	Advancis Pharmaceutical Corp	12,225
6,400		Air Products & Chemicals, Inc	348,032
100	*	Alexion Pharmaceuticals, Inc	1,800
200	*	Alkermes, Inc	2,308
4,800		Allergan, Inc	348,240
3,600		Alpharma, Inc (Class A)	65,844
800	*	American Pharmaceutical Partners, Inc	22,056
17,899	*	Amgen, Inc	1,014,515
700	*	Amylin Pharmaceuticals, Inc	14,364
800	*	Atrix Laboratories, Inc	24,552
1,043	*	Avant Immunotherapeutics, Inc	1,784
2,500		Avery Dennison Corp	164,450
5,000		Avon Products, Inc	218,400
2,225	*	Barr Pharmaceuticals, Inc	92,182
1,422	*	Benthley Pharmaceuticals, Inc	15,059
700	*	BioCryst Pharmaceuticals, Inc	3,570
1,100	*	Bioenvision, Inc	8,789
4,611	*	Biogen Idec, Inc	282,055
800	*	BioMarin Pharmaceutical, Inc	4,152
408	*	Biosite, Inc	19,976
1,300	*	Bone Care International, Inc	31,590
500	*	Bradley Pharmaceuticals, Inc	10,175
800		Cabot Corp	30,856
400	*	Cell Therapeutics, Inc	2,744
400	*	Cephalon, Inc	19,160
1,001	*	Chattem, Inc	32,282
1,800		Clorox Co	95,940
9,600		Colgate-Palmolive Co	433,728
400	*	Cubist Pharmaceuticals, Inc	3,952
1,200	*	Curis, Inc	5,340
400	*	Cypress Bioscience, Inc	4,668

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,100	*	Cytogen Corp	$11,594
603	*	Dendreon Corp	5,071
1,400		Diagnostic Products Corp	57,218
282	*	Digene Corp	7,321
1,376	*	Dov Pharmaceutical, Inc	23,585
6,334	*	Durect Corp	8,868
800	*	Dusa Pharmaceuticals, Inc	9,184
4,000		Ecolab, Inc	125,760
563	*	Encysive Pharmaceuticals, Inc	5,084
135	*	Enzon, Inc	2,153
2,200	*	Eon Labs, Inc	47,740
300	*	EPIX Pharmaceuticals, Inc	5,793
1,899	*	First Horizon Pharmaceutical	37,999
6,635	*	Forest Laboratories, Inc	298,442
2,600	*	Genaera Corp	10,166
2,200	*	Genelabs Technologies	5,742
282	*	Genta, Inc	759
3,320	*	Genzyme Corp	180,641
500	*	Geron Corp	2,995
6,114	*	Gilead Sciences, Inc	228,541
15,200		Gillette Co	634,448
1,400	*	Guilford Pharmaceuticals, Inc	7,000
300		H.B. Fuller Co	8,220
1,120	*	Hollis-Eden Pharmaceuticals	12,062
1,205	*	Human Genome Sciences, Inc	13,147
500	*	ICOS Corp	12,070
1,400	*	Idexx Laboratories, Inc	71,036
814	*	Ilex Oncology, Inc	20,488
800	*	Immunogen, Inc	4,040
933	*	Immunomedics, Inc	2,426
1,828	*	Impax Laboratories, Inc	28,078
1,300	*	Indevus Pharmaceuticals, Inc	9,217
1,200	*	Inkine Pharmaceutical Co	6,096
47		International Flavors & Fragrances, Inc	1,795
1,157	*	Inverness Medical Innovations, Inc	24,066
500	*	Invitrogen Corp	27,495
1,150	*	Isis Pharmaceuticals, Inc	5,635
400	*	Isolagen, Inc	3,780
5,200	*	King Pharmaceuticals, Inc	62,088
1,850	*	KV Pharmaceutical Co (Class A)	33,115
1,000	*	Lannett Co, Inc	9,700
596	*	Ligand Pharmaceuticals, Inc (Class B)	5,972
1,500		Mannatech, Inc	21,030
800	*	Martek Biosciences Corp	38,912
830	*	Medarex, Inc	6,125
1,600		Medicis Pharmaceutical Corp (Class A)	62,464
3,841	*	MedImmune, Inc	91,032
38,842		Merck & Co, Inc	1,281,786
600	*	MGI Pharma, Inc	16,014
3,800	*	Millennium Pharmaceuticals, Inc	52,098
7,525		Mylan Laboratories, Inc	135,450
1,200	*	Nabi Biopharmaceuticals	16,056
800	*	Nektar Therapeutics	11,584
500	*	Neose Technologies, Inc	3,750
100	*	Neurocrine Biosciences, Inc	4,716
300	*	Northfield Laboratories, Inc	4,011
1,029	*	Noven Pharmaceuticals, Inc	21,444
100	*	NPS Pharmaceuticals, Inc	2,178
900	*	Nutraceutical International Corp	12,681
800	*	Nuvelo, Inc	7,904
100	*	OraSure Technologies, Inc	630
443	*	OSI Pharmaceuticals, Inc	27,227
3,070	*	Pain Therapeutics, Inc	22,073
4,552	*	Palatin Technologies, Inc	13,246
700	*	Par Pharmaceutical Cos, Inc	25,151
1,500	*	Penwest Pharmaceuticals Co	16,935

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

5,800	*	Peregrine Pharmaceuticals, Inc	$9,338
400	*	Pharmacyclics, Inc	4,124
400	*	Pharmion Corp	20,678
1,000	*	Pozen, Inc	8,740
1,800	*	Praecis Pharmaceuticals, Inc	3,960
7,400		Praxair, Inc	316,276
37,302		Procter & Gamble Co	2,018,784
600	*	Progenics Pharmaceuticals	8,790
800	*	Protein Design Labs, Inc	15,664
5,400		Rohm & Haas Co	232,038
1,305	*	Salix Pharmaceuticals Ltd	28,084
800	*	Sepracor, Inc	39,024
280	*	Serologicals Corp	6,532
1,100		Sigma-Aldrich Corp	63,800
887	*	SuperGen, Inc	5,482
300	*	Tanox, Inc	5,061
495	*	Third Wave Technologies, Inc	3,406
400	*	USANA Health Sciences, Inc	13,920
1,527	*	Vertex Pharmaceuticals, Inc	16,034
599	*	Vicuron Pharmaceuticals, Inc	8,793
2,000	*	Vion Pharmaceuticals, Inc	8,420
2,500	*	Watson Pharmaceuticals, Inc	73,650
3,500		Wellman, Inc	29,680
3,500	*	Zila, Inc	14,420
1,903	*	Zymogenetics, Inc	33,188

		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,329,750

COMMUNICATIONS - 5.19%
1,500		Alltel Corp	82,365
13,436		AT&T Corp	192,404
19,186	*	AT&T Wireless Services, Inc	283,569
4,160	*	Avaya, Inc	57,990
23,200		BellSouth Corp	629,184
23,672	*	Comcast Corp (Class A)	668,497
4,600	*	Comcast Corp (Special Class A)	128,432
2,600	*	Cox Communications, Inc (Class A)	86,138
500	*	Foundry Networks, Inc	4,745
5,962	*	IAC/InterActiveCorp	131,283
1,300	*	Infonet Services Corp (Class B)	2,132
2,397	*	Liberty Media International, Inc	79,969
50,911	*	Lucent Technologies, Inc	161,388
3,000	*	Mastec, Inc	15,750
8,564	*	Nextel Communications, Inc (Class A)	204,166
300	*	Novatel Wireless, Inc	7,050
671	*	NTL, Inc	41,649
48,800		SBC Communications, Inc	1,266,360
14,650		Sprint Corp	294,905
3,500	*	Terremark Worldwide, Inc	2,240
900	*	UnitedGlobalcom, Inc (Class A)	6,723
1,400	*	Univision Communications, Inc (Class A)	44,254
34,531		Verizon Communications, Inc	1,359,831
100	*	West Corp	2,913
1,249	*	XM Satellite Radio Holdings, Inc	38,744

		TOTAL COMMUNICATIONS	5,792,681

DEPOSITORY INSTITUTIONS - 10.09%
5,200		AmSouth Bancorp	126,880
400		Banknorth Group, Inc	14,000
13,100		BB&T Corp	519,939
3,200		Comerica, Inc	189,920
11,397		Fifth Third Bancorp	560,960
2,900		Golden West Financial Corp	321,755
750		Greenpoint Financial Corp	34,695
300		IndyMac Bancorp, Inc	10,860

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

56,220		JPMorgan Chase & Co	$2,233,621
10,300		KeyCorp	325,480
1,500		M & T Bank Corp	143,550
1,800		Marshall & Ilsley Corp	72,540
8,100		Mellon Financial Corp	224,289
14,665		National City Corp	566,362
2,633		New York Community Bancorp, Inc	54,082
300		North Fork Bancorp, Inc	13,335
2,300		Northern Trust Corp	93,840
750		People's Bank	26,798
6,700		PNC Financial Services Group, Inc	362,470
11,132		Regions Financial Corp	368,024
6,000		SouthTrust Corp	249,960
2,100		Sovereign Bancorp, Inc	45,822
5,700		State Street Corp	243,447
6,200		SunTrust Banks, Inc	436,542
2,600		Synovus Financial Corp	67,990
37,600		U.S. Bancorp	1,086,640
1,300		UnionBanCal Corp	76,973
24,900		Wachovia Corp	1,169,055
27,300		Wells Fargo & Co	1,627,899

		TOTAL DEPOSITORY INSTITUTIONS	11,267,728

EATING AND DRINKING PLACES - 0.92%
450		Applebee's International, Inc	11,376
1,950		Darden Restaurants, Inc	45,474
30,674		McDonald's Corp	859,792
900		Outback Steakhouse, Inc	37,377
2,200		Wendy's International, Inc	73,920

		TOTAL EATING AND DRINKING PLACES	1,027,939

EDUCATIONAL SERVICES - 0.16%
2,119	*	Apollo Group, Inc (Class A)	155,471
900	*	Career Education Corp	25,587
49	*	Laureate Education, Inc	1,824

		TOTAL EDUCATIONAL SERVICES	182,882

ELECTRIC, GAS, AND SANITARY SERVICES - 5.22%
13,495	*	AES Corp	134,815
1,400		AGL Resources, Inc	43,078
2,533		Allete, Inc	82,323
375		Aqua America, Inc	8,291
11,276	*	Aquila, Inc	35,181
2,600		Atmos Energy Corp	65,494
6,433		Avista Corp	116,437
4,300		Black Hills Corp	119,454
811	*	Casella Waste Systems, Inc (Class A)	9,602
100		Citizens Communications Co	1,339
9,007		Cleco Corp	155,281
1,600		Connecticut Water Service, Inc	42,304
1,300		Crosstex Energy, Inc	53,430
10,200		DPL, Inc	209,916
9,900		Empire District Electric Co	203,445
700		Energen Corp	36,085
619		EnergySouth, Inc	16,868
6,100		Equitable Resources, Inc	331,291
11,200		Hawaiian Electric Industries, Inc	297,248
5,700		Idacorp, Inc	165,642
7,200		KeySpan Corp	282,240
10,600		Kinder Morgan, Inc	665,892
2,424		MGE Energy, Inc	77,132
5,600		National Fuel Gas Co	158,648
200		New Jersey Resources Corp	8,280

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

800		Nicor, Inc	$29,360
19,007		NiSource, Inc	399,337
916	*	NiSource, Inc (Sails)	2,336
1,600	*	NUI Corp	21,344
13,200		OGE Energy Corp	333,036
4,822		Otter Tail Corp	122,961
1,400		Peoples Energy Corp	58,352
16,300		Pepco Holdings, Inc	324,370
200		Piedmont Natural Gas Co, Inc	8,788
17,100		Puget Energy, Inc	388,170
5,200		Questar Corp	238,264
1,390		Resource America, Inc (Class A)	32,790
7,622	*	Sierra Pacific Resources	68,217
120	*	Southern Union Co	2,460
400	*	Stericycle, Inc	18,360
100		UGI Corp	3,726
5,227		Unisource Energy Corp	127,277
450	*	Waste Connections, Inc	14,256
3,400		Western Gas Resources, Inc	97,206
1,500		WGL Holdings, Inc	42,390
14,481		Williams Cos, Inc	175,220

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,827,936

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 5.10%
200		Adtran, Inc	4,536
260	*	Advanced Fibre Communications, Inc	4,134
2,900	*	Advanced Micro Devices, Inc	37,700
174	*	Agere Systems, Inc (Class A)	183
8,400	*	Agere Systems, Inc (Class B)	8,568
3,000	*	Altera Corp	58,710
2,293		American Power Conversion Corp	39,875
2,200		Ametek, Inc	66,704
800	*	Amkor Technology, Inc	2,920
4,200		Analog Devices, Inc	162,876
440	*	Arris Group, Inc	2,297
953	*	Artesyn Technologies, Inc	9,511
1,497	*	Avanex Corp	3,054
1,634		AVX Corp	19,363
500		Baldor Electric Co	11,830
2,065	*	Broadcom Corp (Class A)	56,354
400	*	California Micro Devices Corp	3,092
2,200	*	Capstone Turbine Corp	3,366
900	*	Carrier Access Corp	6,255
462	*	C-COR, Inc	3,904
10,300	*	CIENA Corp	20,394
1,100	*	Comverse Technology, Inc	20,713
3,100	*	Conexant Systems, Inc	4,991
3,764	*	Corvis Corp	3,011
100	*	Cree, Inc	3,053
100	*	Cypress Semiconductor Corp	884
600	*	DDi Corp	3,042
300	*	Ditech Communications Corp	6,717
10,800	*	Eagle Broadband, Inc	7,776
13,600		Emerson Electric Co	841,704
400	*	Energizer Holdings, Inc	18,440
1,000	*	Finisar Corp	1,300
700		Harman International Industries, Inc	75,425
1,000	*	Harmonic, Inc	6,650
1,000		Hubbell, Inc (Class B)	44,830
74,900		Intel Corp	1,502,494
500	*	Interdigital Communications Corp	8,160
100	*	International Rectifier Corp	3,430
500		Intersil Corp (Class A)	7,965
726	*	InterVoice, Inc	7,819
1,441	*	Jabil Circuit, Inc	33,143

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

14,939	*	JDS Uniphase Corp	$50,344
497	*	Kemet Corp	4,021
355		LSI Industries, Inc	3,706
2,500	*	LSI Logic Corp	10,775
3,600		Maxim Integrated Products, Inc	152,244
3,652	*	McData Corp (Class A)	18,370
900	*	Merix Corp	9,324
1,100		Microchip Technology, Inc	29,524
6,047	*	Micron Technology, Inc	72,745
2,554		Molex, Inc	76,160
29,400		Motorola, Inc	530,376
3,600	*	MRV Communications, Inc	9,000
617	*	Mykrolis Corp	6,213
3,200		National Semiconductor Corp	49,568
900	*	NMS Communications Corp	4,392
800	*	Novellus Systems, Inc	21,272
4,957	*	Optical Communication Products, Inc	10,360
500	*	PMC-Sierra, Inc	4,405
300	*	Polycom, Inc	5,946
600	*	Powerwave Technologies, Inc	3,696
700	*	QLogic Corp	20,727
18,324		Qualcomm, Inc	715,369
600	*	Rambus, Inc	9,414
500	*	RF Micro Devices, Inc	3,170
1,500		Scientific-Atlanta, Inc	38,880
500	*	Silicon Storage Technology, Inc	3,185
12,055	*	Sirius Satellite Radio, Inc	38,576
600	*	Skyworks Solutions, Inc	5,700
400	*	Stratex Networks, Inc	896
2,000	*	Sycamore Networks, Inc	7,560
4,986	*	Tellabs, Inc	45,821
4,100	*	Terayon Communication Systems, Inc	8,692
19,800		Texas Instruments, Inc	421,344
886		Thomas & Betts Corp	23,763
2,000	*	Tripath Technology, Inc	3,400
1,000	*	Utstarcom, Inc	16,110
1,475	*	Vishay Intertechnology, Inc	19,028
1,500	*	Westell Technologies, Inc	7,755
300	*	Wilson Greatbatch Technologies, Inc	5,367
3,300		Xilinx, Inc	89,100
1,900	*	Zhone Technologies, Inc	5,833

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	5,689,304

ENGINEERING AND MANAGEMENT SERVICES - 0.53%
1,748	*	Accelrys, Inc	11,397
427	*	Affymetrix, Inc	13,113
700	*	Answerthink, Inc	3,745
600	*	Antigenics, Inc	3,618
1,200	*	Applera Corp (Celera Genomics Group)	14,028
793	*	Ariad Pharmaceuticals, Inc	5,305
900	*	Axonyx, Inc	5,085
2,300	*	BearingPoint, Inc	20,562
967	*	Ciphergen Biosystems, Inc	3,771
100	*	Covance, Inc	3,997
1,013	*	CuraGen Corp	5,572
100	*	CV Therapeutics, Inc	1,250
1,300	*	Decode Genetics, Inc	9,789
700	*	Dyax Corp	5,348
172	*	Exult, Inc	905
130	*	Gartner, Inc (Class B)	1,502
200	*	Gen-Probe, Inc	7,974
2,093	*	Incyte Corp	20,156
708	*	Kosan Biosciences, Inc	4,078
570	*	Lexicon Genetics, Inc	3,756
500	*	Luminex Corp	3,565

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

700	*	Maxim Pharmaceuticals, Inc	$1,869
2,500		Moody's Corp	183,125
1,300	*	Oscient Pharmaceuticals Corp	4,615
6,500		Paychex, Inc	195,975
100	*	Pharmaceutical Product Development, Inc	3,600
1,500	*	Pharmos Corp	4,320
1,000	*	PRG-Schultz International, Inc	5,740
969	*	Regeneron Pharmaceuticals, Inc	8,411
1,600	*	Seattle Genetics, Inc	10,512
200	*	Telik, Inc	4,460
431	*	TRC Cos, Inc	8,090
900	*	Trimeris, Inc	13,545

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	592,778

FABRICATED METAL PRODUCTS - 1.26%
1,689		Commercial Metals Co	67,087
3,700	*	Crown Holdings, Inc	38,147
700		Gulf Island Fabrication, Inc	15,610
1,800		Harsco Corp	80,820
7,700		Illinois Tool Works, Inc	717,409
600	*	Jacuzzi Brands, Inc	5,580
9,800		Masco Corp	338,394
1,200	*	Shaw Group, Inc	14,400
200		Silgan Holdings, Inc	9,260
900		Snap-On, Inc	24,804
1,700		Stanley Works	72,301
8,665	*	Tower Automotive, Inc	18,110
400		Valmont Industries, Inc	8,348

		TOTAL FABRICATED METAL PRODUCTS	1,410,270

FOOD AND KINDRED PRODUCTS - 3.47%
2,200		Campbell Soup Co	57,838
35,000		Coca-Cola Co	1,401,750
2,300		Coca-Cola Enterprises, Inc	43,470
5,300		General Mills, Inc	237,970
4,700		H.J. Heinz Co	169,294
3,000		Hershey Foods Corp	140,130
6,300		Kellogg Co	268,758
500		Pepsi Bottling Group, Inc	13,575
27,200		PepsiCo, Inc	1,323,280
3,400		Wrigley (Wm.) Jr Co	215,254

		TOTAL FOOD AND KINDRED PRODUCTS	3,871,319

FOOD STORES - 0.73%
7,500		Albertson's, Inc	179,475
16		Arden Group, Inc (Class A)	1,360
11,700	*	Kroger Co	181,584
1,100	*	Pathmark Stores, Inc	5,335
6,600	*	Safeway, Inc	127,446
6,607	*	Starbucks Corp	300,354
200		Whole Foods Market, Inc	17,158
2,300	*	Winn-Dixie Stores, Inc	7,107

		TOTAL FOOD STORES	819,819

FURNITURE AND FIXTURES - 0.48%
1,200		Hillenbrand Industries, Inc	60,636
4,800		Johnson Controls, Inc	272,688
1,900		Lear Corp	103,455
1,900		Leggett & Platt, Inc	53,390
2,100	f	Newell Rubbermaid, Inc	42,084

		TOTAL FURNITURE AND FIXTURES	532,253

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 0.32%
3,200	*	Bed Bath & Beyond, Inc	$118,752
3,100		Best Buy Co, Inc	168,144
1,553		Circuit City Stores, Inc (Circuit City Group)	23,823
1,100		RadioShack Corp	31,504
300	*	Williams-Sonoma, Inc	11,265

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	353,488

GENERAL BUILDING CONTRACTORS - 0.37%
1,500		Centex Corp	75,690
3,250		D.R. Horton, Inc	107,608
300		KB Home	25,347
2,200		Lennar Corp (Class A)	104,720
60		Lennar Corp (Class B)	2,628
1,500		Pulte Homes, Inc	92,055

		TOTAL GENERAL BUILDING CONTRACTORS	408,048

GENERAL MERCHANDISE STORES - 1.32%
600	*	99 Cents Only Stores	8,538
400	*	Big Lots, Inc	4,892
6,470		Costco Wholesale Corp	268,893
2,100		Dollar General Corp	42,315
567	*	Dollar Tree Stores, Inc	15,281
1,300		Family Dollar Stores, Inc	35,230
3,000		J.C. Penney Co, Inc	105,840
3,443	*	Kohl's Corp	165,918
4,600		May Department Stores Co	117,898
200		Neiman Marcus Group, Inc (Class A)	11,500
600	*	Retail Ventures, Inc	4,524
500		Saks, Inc	6,025
2,600		Sears Roebuck & Co	103,610
12,800		Target Corp	579,200

		TOTAL GENERAL MERCHANDISE STORES	1,469,664

HEALTH SERVICES - 0.46%
100	*	Accredo Health, Inc	2,357
100	*	Apria Healthcare Group, Inc	2,725
6,167	*	Caremark Rx, Inc	197,776
500	*	Coventry Health Care, Inc	26,685
450	*	DaVita, Inc	14,018
900	*	Express Scripts, Inc	58,806
2,200	*	First Health Group Corp	35,398
2,700		Health Management Associates, Inc (Class A)	55,161
162	*	LifePoint Hospitals, Inc	4,862
800	*	Lincare Holdings, Inc	23,768
900		Manor Care, Inc	26,964
400	*	NeighborCare, Inc	10,140
800	*	OCA, Inc	3,792
200		Option Care, Inc	3,094
762	*	Specialty Laboratories, Inc	8,001
800	f*	Triad Hospitals, Inc	27,552
300		Universal Health Services, Inc (Class B)	13,050

		TOTAL HEALTH SERVICES	514,149

HOLDING AND OTHER INVESTMENT OFFICES - 2.88%
5,290		Allied Capital Corp	129,023
1,600		American Financial Realty Trust	22,576
5,258		Archstone-Smith Trust	166,363
1,000		AvalonBay Communities, Inc	60,220
1,600		Boston Properties, Inc	88,624

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

300		Capstead Mortgage Corp	$3,735
200		CarrAmerica Realty Corp	6,540
681		Cherokee, Inc	16,249
1,000		Crescent Real Estate Equities Co	15,740
1,839		Duke Realty Corp	61,055
15,900		Equity Office Properties Trust	433,275
7,913		Equity Residential	245,303
200	*	FelCor Lodging Trust, Inc	2,262
500		Fremont General Corp	11,575
1,100		Friedman Billings Ramsey Group, Inc	21,010
2,100		General Growth Properties, Inc	65,100
800	*	Harris & Harris Group, Inc	8,272
800		Health Care Property Investors, Inc	20,800
200		Highwoods Properties, Inc	4,922
500		Hospitality Properties Trust	21,245
400		Host Marriott Corp	5,612
2,500		HRPT Properties Trust	27,475
1,400		iStar Financial, Inc	57,722
1,600		Kimco Realty Corp	82,080
200		Liberty Property Trust	7,968
700	*	Meristar Hospitality Corp	3,815
1,400		MFA Mortgage Investments, Inc	12,894
665		New Plan Excel Realty Trust	16,625
4,200		Plum Creek Timber Co, Inc	147,126
600		Popular, Inc	15,780
3,000		Prologis	105,720
2,038		Public Storage, Inc	100,983
600		Rouse Co	40,128
4,800		Simon Property Group, Inc	257,424
2,100		Vornado Realty Trust	131,628
20,000		Washington Mutual, Inc	781,600
450		Weingarten Realty Investors	14,855

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,213,324

HOTELS AND OTHER LODGING PLACES - 0.13%
1,400	*	Boca Resorts, Inc (Class A)	25,998
800		Choice Hotels International, Inc	46,072
1,200		Marcus Corp	23,364
4,407	*	Prime Hospitality Corp	53,633

		TOTAL HOTELS AND OTHER LODGING PLACES	149,067

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.12%
15,100		3M Co	1,207,547
3,300	*	American Standard Cos, Inc	128,403
4,247	*	Apple Computer, Inc	164,571
20,548	*	Applied Materials, Inc	338,837
179	*	Astec Industries, Inc	3,422
400	*	Authentidate Holding Corp	2,424
1,100		Black & Decker Corp	85,184
194	*	Brooks Automation, Inc	2,745
72,200	*	Cisco Systems, Inc	1,306,820
900	*	Cooper Cameron Corp	49,356
700		Cummins, Inc	51,723
5,000		Deere & Co	322,750
30,600	*	Dell, Inc	1,089,360
600		Diebold, Inc	28,020
200		Donaldson Co, Inc	5,678
500	*	Dril-Quip, Inc	11,150
29,000	*	EMC Corp	334,660
400	*	Emulex Corp	4,608
1,500	*	Global Power Equipment Group, Inc	11,115
1,200		Graco, Inc	40,200
2,200	*	Grant Prideco, Inc	45,078
38,188		Hewlett-Packard Co	716,025

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

940	*	InFocus Corp	$8,610
22,906		International Business Machines Corp	1,963,960
600	*	Lam Research Corp	13,128
1,500	*	Lexmark International, Inc	126,015
395		Lincoln Electric Holdings, Inc	12,387
405		Lufkin Industries, Inc	15,074
1,900	*	Maxtor Corp	9,880
3,461	*	Milacron, Inc	10,798
1,200		Modine Manufacturing Co	36,132
1,600	*	National-Oilwell, Inc	52,576
2,700	*	Network Appliance, Inc	62,100
600		Nordson Corp	20,598
1,100	*	Oil States International, Inc	20,570
926	*	PalmOne, Inc	28,187
1,064		Pentair, Inc	37,144
5,600		Pitney Bowes, Inc	246,960
800	*	Quantum Corp	1,848
1,400	*	Sandisk Corp	40,768
2,031	*	Semitool, Inc	15,415
3,200	*	Silicon Graphics, Inc	4,576
2,200	*	Smith International, Inc	133,606
10,439	*	Solectron Corp	51,673
1,100		SPX Corp	38,940
400	*	Storage Technology Corp	10,104
300	*	UNOVA, Inc	4,215
800	*	Western Digital Corp	7,032
1,400	*	WJ Communications	3,416
9,500	*	Xerox Corp	133,760
150	*	Zebra Technologies Corp (Class A)	9,152

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,068,300

INSTRUMENTS AND RELATED PRODUCTS - 3.49%
455	*	Advanced Medical Optics, Inc	18,004
400	*	Aksys Ltd	1,900
500	*	Align Technology, Inc	7,640
100		Analogic Corp	4,169
2,400		Applera Corp (Applied Biosystems Group)	45,288
1,100		Bard (C.R.), Inc	62,293
300		Bausch & Lomb, Inc	19,935
11,348		Baxter International, Inc	364,952
400		Beckman Coulter, Inc	22,448
5,000		Becton Dickinson & Co	258,500
3,610		Biomet, Inc	169,237
8,400	*	Boston Scientific Corp	333,732
638	*	Bruker BioSciences Corp	2,207
100	*	Cardiac Science, Inc	192
873	*	Closure Medical Corp	12,432
400	*	Credence Systems Corp	2,880
300	*	Cyberoptics Corp	4,632
380	*	Cytyc Corp	9,177
600		Dentsply International, Inc	31,164
2,100	*	Depomed, Inc	10,962
100	*	DJ Orthopedics, Inc	1,765
100	*	Edwards Lifesciences Corp	3,350
400	*	Faro Technologies, Inc	8,136
880	*	Fisher Scientific International, Inc	51,330
4,250		Guidant Corp	280,670
900	*	Hanger Orthopedic Group, Inc	4,509
700	*	Illumina, Inc	4,137
531	*	Input/Output, Inc	5,475
1,315	*	Invision Technologies, Inc	59,162
900	*	Ista Pharmaceuticals, Inc	10,971
1,400	*	KLA-Tencor Corp	58,072
800	*	Lexar Media, Inc	6,712
1,100	*	LTX Corp	5,951

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

19,100		Medtronic, Inc	$991,290
200	*	Millipore Corp	9,570
247	*	MKS Instruments, Inc	3,784
1,300	*	Nanogen, Inc	4,979
551		Oakley, Inc	6,557
300	*	Orthologic Corp	2,112
1,200		PerkinElmer, Inc	20,664
2,400	*	St. Jude Medical, Inc	180,648
5,600		Stryker Corp	269,248
100	*	Techne Corp	3,818
700		Tektronix, Inc	23,275
2,400		Teleflex, Inc	102,000
2,000	*	Thermo Electron Corp	54,040
500	*	TriPath Imaging, Inc	4,090
1,200	*	Varian Medical Systems, Inc	41,484
1,100	*	Waters Corp	48,510
3,100	*	Zimmer Holdings, Inc	245,024
857	*	Zygo Corp	8,681

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,901,758

INSURANCE AGENTS, BROKERS AND SERVICE - 0.73%
100		Brown & Brown, Inc	4,570
3,200		Crawford & Co (Class B)	21,440
1,000		Gallagher (Arthur J.) & Co	33,130
13,700		Marsh & McLennan Cos, Inc	626,912
4,101	*	Medco Health Solutions, Inc	126,721

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	812,773

INSURANCE CARRIERS - 5.92%
2,500		Aetna, Inc	249,825
8,800		Aflac, Inc	345,048
200		Ambac Financial Group, Inc	15,990
33,400		American International Group, Inc	2,270,866
2,318	*	Anthem, Inc	202,246
2,500		Chubb Corp	175,700
1,400		Cigna Corp	97,482
3,000		Cincinnati Financial Corp	123,660
500		Erie Indemnity Co (Class A)	25,510
552		Fidelity National Financial, Inc	21,031
4,000		Hartford Financial Services Group, Inc	247,720
1,900	*	Health Net, Inc	46,968
2,000	*	Humana, Inc	39,960
1,500		Jefferson-Pilot Corp	74,490
2,900		Lincoln National Corp	136,300
1,100		MBIA, Inc	64,031
100		MGIC Investment Corp	6,655
500	*	Pacificare Health Systems, Inc	18,350
700		Phoenix Cos, Inc	7,294
34	*	PMA Capital Corp (Class A)	257
6,600		Principal Financial Group	237,402
2,400		Progressive Corp	203,400
11,900		Prudential Financial, Inc	559,776
2,100		Safeco Corp	95,865
9,947		St. Paul Travelers Cos, Inc	328,848
9,345		UnitedHealth Group, Inc	689,100
2,800		UnumProvident Corp	43,932
2,700	*	Wellpoint Health Networks, Inc	283,743

		TOTAL INSURANCE CARRIERS	6,611,449

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

LEATHER AND LEATHER PRODUCTS - 0.10%
2,274	*	Coach, Inc	$96,463
400		Weyco Group, Inc	14,800

		TOTAL LEATHER AND LEATHER PRODUCTS	111,263

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,100	*	Laidlaw International, Inc	18,095

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	18,095

LUMBER AND WOOD PRODUCTS - 0.01%
700	*	Champion Enterprises, Inc	7,203

		TOTAL LUMBER AND WOOD PRODUCTS	7,203

METAL MINING - 0.12%
943	*	Cleveland-Cliffs, Inc	76,260
3,699		Royal Gold, Inc	63,179

		TOTAL METAL MINING	139,439

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
1,486		Callaway Golf Co	15,707
800	*	K2, Inc	11,448
400	*	Leapfrog Enterprises, Inc	8,100
11,410		Mattel, Inc	206,863
300		Nautilus Group, Inc	6,777
1,897		Russ Berrie & Co, Inc	38,225
110	f*	Steinway Musical Instruments, Inc	2,992

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	290,112

MISCELLANEOUS RETAIL - 1.61%
2,648	*	Amazon.com, Inc	108,197
5,200		CVS Corp	219,076
5,800	*	eBay, Inc	533,252
450	*	Marvel Enterprises, Inc	6,552
200		Michaels Stores, Inc	11,842
1,888	*	Office Depot, Inc	28,377
900		Omnicare, Inc	25,524
130	*	Overstock.com, Inc	4,775
684		Petsmart, Inc	19,419
7,159		Staples, Inc	213,481
700		Tiffany & Co	21,518
1,400	*	Toys 'R' Us, Inc	24,836
14,700		Walgreen Co	526,701
1,408		World Fuel Services Corp	50,406

		TOTAL MISCELLANEOUS RETAIL	1,793,956

MOTION PICTURES - 1.84%
48,056	*	Liberty Media Corp (Class A)	419,048
6,365		Metro-Goldwyn-Mayer, Inc	73,643
900	*	Reading International, Inc	7,200
500		Regal Entertainment Group (Class A)	9,550
58,129	*	Time Warner, Inc	938,202
26,900		Walt Disney Co	606,595

		TOTAL MOTION PICTURES	2,054,238

NONDEPOSITORY INSTITUTIONS - 4.62%
440		Advanta Corp (Class A)	10,032
200		Advanta Corp (Class B)	4,838
2,640		American Capital Strategies Ltd	82,738
21,900		American Express Co	1,126,974
500		Beverly Hills Bancorp, Inc	5,225
3,500		Capital One Financial Corp	258,650

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,100		CharterMac	$24,189
4,310		CIT Group, Inc	161,151
7,374		Countrywide Financial Corp	290,462
19,315		Fannie Mae	1,224,571
13,000		Freddie Mac	848,120
22,850		MBNA Corp	575,820
900		MCG Capital Corp	15,624
3,100	*	Providian Financial Corp	48,174
9,800		SLM Corp	437,080
300		Student Loan Corp	42,525

		TOTAL NONDEPOSITORY INSTITUTIONS	5,156,173

NONMETALLIC MINERALS, EXCEPT FUELS - 0.15%
1,600		Amcol International Corp	30,592
2,600		Vulcan Materials Co	132,470

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	163,062

OIL AND GAS EXTRACTION - 3.80%
9,200		Anadarko Petroleum Corp	610,512
9,994		Apache Corp	500,799
900		Berry Petroleum Co (Class A)	33,057
600		Cabot Oil & Gas Corp (Class A)	26,940
2,500	*	Callon Petroleum Co	31,700
1,000	*	Cheniere Energy, Inc	19,760
8,274		Chesapeake Energy Corp	130,977
978	*	Cimarex Energy Co	34,171
709	*	Clayton Williams Energy, Inc	15,194
500	*	Comstock Resources, Inc	10,460
700	*	Delta Petroleum Corp	9,128
2,100	*	Denbury Resources, Inc	53,340
8,293		Devon Energy Corp	588,886
1,400	*	Edge Petroleum Corp	22,358
400	*	Encore Acquisition Co	13,800
1,200	*	Energy Partners Ltd	19,536
6,000		ENSCO International, Inc	196,020
4,000		EOG Resources, Inc	263,400
800	*	Evergreen Resources, Inc	32,040
2,100	*	Forest Oil Corp	63,252
1,600	*	FX Energy, Inc	14,464
3,700	*	Global Industries Ltd	22,866
5,300	*	Grey Wolf, Inc	25,917
2,361	*	Harvest Natural Resources, Inc	39,193
2,100		Helmerich & Payne, Inc	60,249
800	*	Houston Exploration Co	47,480
1,409	b*	KCS Energy, Inc	19,599
968	*	Magnum Hunter Resources, Inc	11,171
3,033	*	Meridian Resource Corp	26,781
3,800	*	Mission Resources Corp	23,902
1,700	*	Newfield Exploration Co	104,108
2,100		Noble Energy, Inc	122,304
1,000		Patina Oil & Gas Corp	29,570
2,200		Patterson-UTI Energy, Inc	41,954
200	*	Petroleum Development Corp	8,764
4,700		Pioneer Natural Resources Co	162,056
1,235	*	Plains Exploration & Production Co	29,467
1,900		Pogo Producing Co	90,155
3,600	*	Pride International, Inc	71,244
200	*	Quicksilver Resources, Inc	6,534
1,100		Range Resources Corp	19,239
2,100	*	Rowan Cos, Inc	55,440
400		St. Mary Land & Exploration Co	15,924
800	*	Stone Energy Corp	35,008
1,600	*	Swift Energy Co	38,336
2,800		Tidewater, Inc	91,140

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

7,293	*	Transmontaigne, Inc	$42,445
400	*	Unit Corp	14,032
1,200	*	Varco International, Inc	32,184
1,100	*	Veritas DGC, Inc	25,058
3,300		Vintage Petroleum, Inc	66,231
5,507		XTO Energy, Inc	178,867

		TOTAL OIL AND GAS EXTRACTION	4,247,012

PAPER AND ALLIED PRODUCTS - 0.85%
1,200		Bowater, Inc	45,828
9,500		Kimberly-Clark Corp	613,605
5,500		MeadWestvaco Corp	175,450
1,600		Sonoco Products Co	42,304
1,000		Temple-Inland, Inc	67,150

		TOTAL PAPER AND ALLIED PRODUCTS	944,337

PERSONAL SERVICES - 0.01%
400	*	Weight Watchers International, Inc	15,528

		TOTAL PERSONAL SERVICES	15,528

PETROLEUM AND COAL PRODUCTS - 0.57%
2,531		Frontier Oil Corp	59,757
1,300	*	Giant Industries, Inc	31,590
1,211	*	Headwaters, Inc	37,371
3,100		Sunoco, Inc	229,338
3,500		Valero Energy Corp	280,735

		TOTAL PETROLEUM AND COAL PRODUCTS	638,791

PRIMARY METAL INDUSTRIES - 1.04%
1,287	*	Andrew Corp	15,753
567		Belden CDT, Inc	12,361
2,468	*	Century Aluminum Co	68,438
4,000		Engelhard Corp	113,400
400	*	General Cable Corp	4,256
1,000		Gibraltar Steel Corp	36,160
2,000	*	Imco Recycling, Inc	22,800
1,400	*	International Steel Group, Inc	47,180
2,100	*	Lone Star Technologies, Inc	79,380
1,300	*	Maverick Tube Corp	40,053
2,100		Mueller Industries, Inc	90,195
2,300	*	NS Group, Inc	42,550
2,500		Nucor Corp	228,425
600		Quanex Corp	30,768
4,300		Ryerson Tull, Inc	73,831
972		Schnitzer Steel Industries, Inc (Class A)	31,444
1,812		Steel Dynamics, Inc	69,979
1,000		Steel Technologies, Inc	25,617
183		Tredegar Corp	3,331
900	*	Wheeling-Pittsburgh Corp	28,179
4,700		Worthington Industries, Inc	100,345

		TOTAL PRIMARY METAL INDUSTRIES	1,164,445

PRINTING AND PUBLISHING - 0.85%
600		Dow Jones & Co, Inc	24,366
800		EW Scripps Co	38,224
100		Harte-Hanks, Inc	2,501
4,800		McGraw-Hill Cos, Inc	382,512
1,700		New York Times Co (Class A)	66,470
3,500		R.R. Donnelley & Sons Co	109,620

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

307		Standard Register Co	$3,224
5,600		Tribune Co	230,440
100		Washington Post Co (Class B)	92,000

		TOTAL PRINTING AND PUBLISHING	949,357

RAILROAD TRANSPORTATION - 0.41%
6,200	*	ADC Telecommunications, Inc	11,222
1,800	*	Kansas City Southern Industries, Inc	27,306
14,100		Norfolk Southern Corp	419,334

		TOTAL RAILROAD TRANSPORTATION	457,862

REAL ESTATE - 0.02%
2,796	*	Stewart Enterprises, Inc (Class A)	19,432

		TOTAL REAL ESTATE	19,432

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.07%
100		Bandag, Inc	4,380
1,500		Cooper Tire & Rubber Co	30,255
200		Reebok International Ltd	7,344
700	*	Sealed Air Corp	32,445
400	*	Skechers U.S.A., Inc (Class A)	5,808

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	80,232

SECURITY AND COMMODITY BROKERS - 1.87%
600		A.G. Edwards, Inc	20,772
3,099	*	Ameritrade Holding Corp	37,219
16,300		Charles Schwab Corp	149,797
200		Eaton Vance Corp	8,078
500		Federated Investors, Inc (Class B)	14,220
3,600		Franklin Resources, Inc	200,736
6,563		Goldman Sachs Group, Inc	611,934
5,100	*	Instinet Group, Inc	25,653
200	*	Investment Technology Group, Inc	3,060
2,700		Janus Capital Group, Inc	36,747
1,050		Legg Mason, Inc	55,934
16,500		Merrill Lynch & Co, Inc	820,380
226	*	Piper Jaffray Cos	8,947
600		SEI Investments Co	20,208
1,400		T Rowe Price Group, Inc	71,316

		TOTAL SECURITY AND COMMODITY BROKERS	2,085,001

SPECIAL TRADE CONTRACTORS - 0.02%
900	*	Integrated Electrical Services, Inc	4,329
500	*	Layne Christensen Co	7,535
2,322	*	Quanta Services, Inc	14,048

		TOTAL SPECIAL TRADE CONTRACTORS	25,912

STONE, CLAY, AND GLASS PRODUCTS - 0.19%
2,700		Anchor Glass Container Corp	22,167
173	*	Cabot Microelectronics Corp	6,271
200		CARBO Ceramics, Inc	14,428
14,081	*	Corning, Inc	156,017
26		Eagle Materials, Inc	1,854
89		Eagle Materials, Inc (Class B)	6,141

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	206,878

TRANSPORTATION BY AIR - 0.68%
700	*	Airtran Holdings, Inc	6,972
700	*	Alaska Air Group, Inc	17,346
2,370	*	AMR Corp	17,372

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

2,600	*	Continental Airlines, Inc (Class B)	$22,152
2,673	*	Delta Air Lines, Inc	8,794
500	*	ExpressJet Holdings, Inc	5,005
4,484		FedEx Corp	384,234
5,000	*	FLYi, Inc	19,550
573	*	Frontier Airlines, Inc	4,401
1,050	*	JetBlue Airways Corp	21,966
2,884	*	Mesa Air Group, Inc	14,708
458		Skywest, Inc	6,893
16,600		Southwest Airlines Co	226,092

		TOTAL TRANSPORTATION BY AIR	755,485

TRANSPORTATION EQUIPMENT - 1.28%
500	*	Aftermarket Technology Corp	6,290
700		American Axle & Manufacturing Holdings, Inc	20,482
2,100		ArvinMeritor, Inc	39,375
3,300		Autoliv, Inc	133,320
8,700	*	BE Aerospace, Inc	79,170
1,341		Brunswick Corp	61,364
500		Coachmen Industries, Inc	7,890
4,500		Dana Corp	79,605
17,200		Delphi Corp	159,788
300		Federal Signal Corp	5,574
1,500	*	Fleetwood Enterprises, Inc	22,770
1,126		Gentex Corp	39,556
5,400		Genuine Parts Co	207,252
428		Greenbrier Cos, Inc	10,272
6,100		Harley-Davidson, Inc	362,584
200		Noble International Ltd	3,654
200	*	Sports Resorts International, Inc	747
1,800		Standard Motor Products, Inc	27,198
200	*	Strattec Security Corp	12,452
1,000		Superior Industries International, Inc	29,950
1,800	*	Tenneco Automotive, Inc	23,580
300		Thor Industries, Inc	7,941
900	*	TRW Automotive Holdings Corp	16,965
7,600		Visteon Corp	60,724
471	*	Wabash National Corp	12,938

		TOTAL TRANSPORTATION EQUIPMENT	1,431,441

TRANSPORTATION SERVICES - 0.07%
1,900		GATX Corp	50,654
150	*	RailAmerica, Inc	1,658
1,005		Sabre Holdings Corp	24,653

		TOTAL TRANSPORTATION SERVICES	76,965

TRUCKING AND WAREHOUSING - 0.73%
10,729		United Parcel Service, Inc (Class B)	814,546

		TOTAL TRUCKING AND WAREHOUSING	814,546

WATER TRANSPORTATION - 0.05%
1,600	*	Gulfmark Offshore, Inc	26,128
1,600	*	Hornbeck Offshore Services, Inc	26,400

		TOTAL WATER TRANSPORTATION	52,528

WHOLESALE TRADE-DURABLE GOODS - 2.61%
800		Action Performance Cos, Inc	8,104
4,600	*	Adesa, Inc	75,578
900		Barnes Group, Inc	24,723
1,000		BorgWarner, Inc	43,290
300		CDW Corp	17,409

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES/PRINCIPAL			VALUE

400	*	Compx International, Inc	$6,400
1,900		IKON Office Solutions, Inc	22,838
600	*	Ingram Micro, Inc (Class A)	9,660
43,839		Johnson & Johnson	2,469,451
200	*	Metal Management, Inc	3,636
600	*	Patterson Cos, Inc	45,936
1,500		Reliance Steel & Aluminum Co	59,550
100	*	Safeguard Scientifics, Inc	187
200	*	Tech Data Corp	7,710
2,100		W.W. Grainger, Inc	121,065

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,915,537

WHOLESALE TRADE-NONDURABLE GOODS - 1.00%
500	*	Allscripts Healthcare Solutions, Inc	4,500
9,468		Cardinal Health, Inc	414,414
2,200	*	Endo Pharmaceuticals Holdings, Inc	40,392
200	*	Henry Schein, Inc	12,462
7,800		McKesson Corp	200,070
1,500	*	Metals USA, Inc	26,610
2,767		Perrigo Co	56,862
1,372	*	Priority Healthcare Corp (Class B)	27,646
900		Russell Corp	15,156
10,500		Sysco Corp	314,156

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,112,268

		TOTAL COMMON STOCK
		(Cost $109,130,255)	111,006,723

SHORT TERM INVESTMENTS- 4.71%
		U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.71%
$ 5,260,000		FEDERAL FARM CREDIT BANK (FFCB)
		1.230%,10/01/04	5,259,759

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	5,259,759

		TOTAL SHORT TERM INVESTMENTS
		(Cost $5,259,759)	5,259,759

		TOTAL PORTFOLIO - 104.14%
		(Cost $114,394,149)	116,270,664
		OTHER ASSETS & LIABILITIES - (4.14%)	(4,623,567)

		NET ASSETS - 100.00%	$111,647,097

	*	Non-income producing
	b	In bankruptcy
	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or
		not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted
		to $82,162 or 0.07% of net assets.

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $114,482,783. Net unrealized appreciation of portfolio investments aggregated $1,787,881 of which
		$11,490,485 related to appreciated portfolio investments and $9,702,604 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment
		limitations on inudstry concentration.

TIAA-CREF Institutional Mutual Funds-Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND FUND
STATEMENT OF INVESTMENTS
September 30, 2004

			MATURITY	MOODYS
PRINICPAL		RATE	DATE	RATING	VALUE

BOND - 96.98%
CORPORATE BOND - 29.38%
ASSET BACKED - 1.85%
$ 2,000,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	$2,005,742
1,000,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Aa2	1,016,699
1,000,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Baa2	977,403
2,210,000	CIT Group Home Equity Loan Trust Series 2002-1 (Class Af6)	6.200	02/25/30	Aaa	2,348,167
1,682,938	Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	1.980	02/15/29	Aaa	1,680,835
1,100,000	Detroit Edison Securitization Funding Llc Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	1,165,985
3,000,000	Golden Securities Corp Trust Series 2003-A (Class A1)	1.950	12/02/13	Aaa	3,001,410
195,652	Household Automotive Trust Series 2000-2 (Class A3)	3.680	04/17/06	Aaa	195,950
875,033	Nissan Auto Receivables Owner Trust Series 2001-C (Class A4)	4.800	02/15/07	Aaa	881,066
550,000	Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	596,308
997,541	Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	1,048,502
1,076,949	Residential Asset Securities Corp Series 1999-KS2 (Class AI9)	7.150	07/25/30	Aaa	1,100,993
143,341	Residential Asset Securities Corp Series 2001-KS2 (Class AI4)	6.417	02/25/29	Aaa	144,580
1,047,381	Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	1,105,821

	TOTAL ASSET BACKED				17,269,461

BUSINESS SERVICES - 0.25%
410,000	Cendant Corp (Sr Note)	7.375	01/15/13	Baa1	474,732
750,000	Equifax, Inc	6.300	07/01/05	Baa1	769,413
550,000	Hartford Financial (Sr Note)	6.375	11/01/08	A3	601,426
500,000	Sungard Data Systems, Inc Note	3.750	01/15/09	Baa2	495,038

	TOTAL BUSINESS SERVICES				2,340,609

CHEMICALS AND ALLIED PRODUCTS - 0.96%
280,000	Colgate-Palmolive Co Note	6.450	06/16/28	Aa3	315,891
830,000	Du Pont EI de Nemours & Co Note	4.750	11/15/12	Aa3	842,743
1,645,000	E.I. Du Pont de Nemours & Co	4.125	03/06/13	Aa3	1,599,674
280,000	EI Du Pont de Nemours & Co Note	3.375	11/15/07	Aa3	279,631
250,000	Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	250,047
1,100,000	Merck & Co, Inc Deb	5.950	12/01/28	Aaa	1,153,577
830,000	Merck & Co, Inc Note	5.250	07/01/06	Aaa	864,042
550,000	Procter & Gamble Co (Unsub Note)	6.875	09/15/09	Aa3	626,446
2,900,000	Procter & Gamble Co Note	4.950	08/15/14	Aa3	2,967,757

	TOTAL CHEMICALS AND ALLIED PRODUCTS				8,899,808

COMMUNICATIONS - 2.67%
550,000	360 Communications Co (Sr Note)	7.500	03/01/06	A2	585,810
1,473,000	AT&T Corp (Guarantee Note)	8.375	03/15/13	Baa3	1,783,869
16,000	AT&T Corp Note	6.000	03/15/09	Ba1	16,280
970,000	AT&T Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	1,149,979
550,000	AT&T Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	722,304
280,000	BellSouth Corp Note	6.875	10/15/31	A1	306,588
1,500,000	British Telecommunications plc Bond	8.625	12/15/30	Baa1	1,970,909
410,000	Citizens Communications Co Note	8.500	05/15/06	Ba3	439,725

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINICPAL			RATE	DATE	RATING	VALUE

$ 500,000		Clear Channel Communications, Inc (Sr Note)	5.750	01/15/13	Baa3	$513,159
410,000		Comcast Cable Communications (Sr Note)	6.750	01/30/11	Baa3	454,788
690,000		Comcast Corp (Guarantee Note)	6.500	01/15/15	Baa3	745,210
410,000		Comcast Corp Bond	7.050	03/15/33	Baa3	449,288
1,930,000		COX Enterprises, Inc Note	4.375	05/01/08	Baa1	1,884,533
550,000		Deutsche Telekom International Finance BV (Guarantee Note)	3.875	07/22/08	Baa2	552,144
410,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.250	06/15/30	Baa2	530,051
500,000		France Telecom Note	7.750	03/01/11	Baa2	597,099
500,000	h	GTE North, Inc Deb	6.730	02/15/28	A1	514,217
550,000		SBC Communications, Inc Note	5.750	05/02/06	A1	574,473
1,660,000		SBC Communications, Inc Note	6.250	03/15/11	A1	1,820,046
2,210,000		Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	2,336,424
250,000		Sprint Capital Corp (Guarantee Note)	6.900	05/01/19	Baa3	273,659
1,470,000		Sprint Capital Corp Note	8.375	03/15/12	Baa3	1,780,531
1,660,000		Verizon New Jersey, Inc Deb	5.875	01/17/12	Aa3	1,767,409
750,000		Verizon Virginia, Inc Deb	4.625	03/15/13	Aa3	728,701
830,000		Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	868,718
1,380,000		Verizon/New England (Sr Note)	6.500	09/15/11	Aa3	1,522,337

		TOTAL COMMUNICATIONS				24,888,251

DEPOSITORY INSTITUTIONS - 3.55%
910,000		Bank of America Corp (Sr Note)	4.875	01/15/13	Aa2	922,556
1,000,000		Bank of America Corp (Sr. Note)	3.375	02/17/09	Aa2	983,652
2,250,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	2,243,225
2,000,000		Bank One Corp	2.625	06/30/08	Aa3	1,927,186
1,100,000		Bank One NA Illinois Note	5.500	03/26/07	Aa2	1,161,114
410,000		BB & T Corp (Sub Note)	6.500	08/01/11	A2	458,480
410,000		Citigroup, Inc (Sub Note)	5.625	08/27/12	Aa2	438,374
3,175,000		Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2e	3,184,489
1,100,000		Citigroup, Inc (Sub Note)	6.625	06/15/32	Aa2	1,206,478
750,000		Credit Suisse First Boston USA Inc Note	6.125	11/15/11	Aa3	817,260
410,000		Golden West Financial Corp (Sr Note)	4.750	10/01/12	A1	412,405
410,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	Baa1	401,569
550,000		JP Morgan Chase & Co (Sub Note)	7.875	06/15/10	A1	648,755
410,000		JP Morgan Chase & Co Note	4.500	11/15/10	Aa3	415,203
400,000		JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1e	402,896
410,000		Korea Development Bank Note	5.750	09/10/13	A3	432,202
1,000,000		Marshall & Ilsley Corp Note	4.375	08/01/09	A1	1,019,676
830,000		Marshall & Isley Bank (Sr Note)	4.125	09/04/07	Aa3	847,787
1,100,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	1,144,468
550,000		Mellon Funding Corp (Guarantee Note)	6.400	05/14/11	A2	610,833
550,000		National Westminster Bank plc (Sub Note)	7.375	10/01/09	Aa2	634,096
550,000		PNC Funding Corp (Guarantee Note)	5.750	08/01/06	A2	576,975
1,000,000		Popular North America, Inc	4.700	06/30/09	A3	1,024,589
1,100,000		Regions Financial Corp (Sub Note)	6.375	05/15/12	A2	1,215,243
550,000		Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	594,297
830,000		US Bancorp (Sr Note)	5.100	07/15/07	Aa3	869,928
550,000		Wachovia Bank NA/Old Note	4.850	07/30/07	Aa2	573,152
2,000,000		Wachovia Corp (Sr. Note)	3.625	02/17/09	Aa3	1,984,384
1,400,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	1,431,136
500,000		Washington Mutual, Inc Note	4.000	01/15/09	A3	500,584
830,000		Wells Fargo Bank NA (Sub Note)	6.450	02/01/11	Aa1	930,670
3,000,000	h	Wells Fargo Home Equity Trust	4.500	06/30/10		3,000,000

		TOTAL DEPOSITORY INSTITUTIONS				33,013,662

ELECTRIC, GAS, AND SANITARY SERVICES - 1.67%
550,000		American Electric Power Co, Inc Note	6.125	05/15/06	Baa3	576,649
410,000		Carolina Power & Light Co (First Mortgage Bond)	6.125	09/15/33	A3	429,099
410,000		CenterPoint Energy Resources Corp (Sr Note)	7.875	04/01/13	Ba1	483,296
1,000,000		Consolidated Edison Co of New York	4.700	06/15/09	A1	1,034,343
410,000		Consolidated Edison Co of New York Note Deb	4.875	02/01/13	A1	415,685
1,250,000		Consolidated Natural Gas Co	5.000	03/01/14	A3	1,250,034
690,000		Consumers Energy Co (1st Mtge)	4.250	04/15/08	Baa3	696,469
500,000		Duke Capital LLC Note	5.668	08/15/14	Baa3	509,304

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINICPAL			RATE	DATE	RATING	VALUE

$2,840,000		FirstEnergy Corp Note	6.450	11/15/11	Baa3	3,098,071
500,000		Florida Power Corp	4.800	03/01/13	A1	$500,965
550,000		FPL Group Capital Inc (Guarantee Note)	7.625	09/15/06	A2	597,639
690,000		KeySpan Corp Note	6.150	06/01/06	A3	724,484
1,000,000		Kinder Morgan Energy Partners LP (Sr Note)	5.000	12/15/13	Baa1	991,107
410,000		National Fuel Gas Co Note	5.250	03/01/13	A3	419,178
500,000		Nisource Finance Corp (Guarantee Note)	7.875	11/15/10	Baa3	590,521
340,000		Oncor Electric Delivery Co (Secured Note)	7.250	01/15/33	Baa1	400,633
1,000,000		Pacific Gas & Electric Co (First Mortgage)	6.050	03/01/34	Baa2	1,015,174
410,000		Public Service Co of Colorado (Collateral Note)	5.500	04/01/14	A3	432,608
250,000		Southern California Edison Co (First Mortgage)	6.000	01/15/34	A3	259,147
1,100,000		Texas Eastern Transmission LP (Sr Note)	5.250	07/15/07	Baa2	1,146,235

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				15,570,641

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.41%
550,000		Cooper Industries, Inc (Guarantee Note)	5.250	07/01/07	A3	575,305
1,100,000		Emerson Electric Co Note	5.000	12/15/14	A2	1,130,808
2,000,000		General Electric Co Note	5.000	02/01/13	Aaa	2,054,551

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,760,664

FABRICATED METAL PRODUCTS - 0.23%
2,000,000		Illinois Tool Works, Inc Note	5.750	03/01/09	Aa3	2,157,721

		TOTAL FABRICATED METAL PRODUCTS				2,157,721

FOOD AND KINDRED PRODUCTS - 0.63%
550,000		Anheuser-Busch Cos,, Inc Bond	4.375	01/15/13	A1	544,830
410,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	413,955
550,000		ConAgra Foods, Inc Note	7.875	09/15/10	Baa1	650,380
280,000		Conagra Foods, Inc Note	8.250	09/15/30	Baa1	364,151
1,100,000		Coors Brewing Co (Guarantee Note)	6.375	05/15/12	Baa2	1,213,763
550,000		Kellogg Co Note	6.600	04/01/11	Baa2	618,709
500,000		Kraft Foods, Inc	6.500	11/01/31	A3	537,461
400,000		Sara Lee Corp Note	3.875	06/15/13	A3	375,223
1,050,000		Unilever Capital Corp (Guarantee Note)	5.900	11/15/32	A1	1,089,738

		TOTAL FOOD AND KINDRED PRODUCTS				5,808,210

FOOD STORES - 0.20%
1,100,000		Kroger Co (Guarantee Note)	6.800	04/01/11	Baa2	1,236,778
550,000		Safeway, Inc Deb	7.250	02/01/31	Baa2	612,110

		TOTAL FOOD STORES				1,848,888

FORESTRY - 0.06%
550,000		Weyerhaeuser Co Note	6.000	08/01/06	Baa2	578,081

		TOTAL FORESTRY				578,081

FURNITURE AND FIXTURES - 0.09%
830,000		Masco Corp Note	4.625	08/15/07	Baa1	852,781

		TOTAL FURNITURE AND FIXTURES				852,781

GENERAL BUILDING CONTRACTORS - 0.53%
410,000		Centex Corp Note	4.750	01/15/08	Baa2	422,387
750,000	h	Lennar Corp Note	5.500	09/01/14	Baa3	761,462
1,750,000		MDC Holdings, Inc (Guarantee Note)	5.500	05/15/13	Baa3	1,779,754
500,000		Pulte Homes, Inc (Sr Note)	6.375	05/15/33	Baa3	494,452
1,500,000		Pulte Homes, Inc Note	5.250	01/15/14	Baa3	1,497,551

		TOTAL GENERAL BUILDING CONTRACTORS				4,955,606

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINICPAL			RATE	DATE	RATING	VALUE

GENERAL MERCHANDISE STORES - 0.55%
$1,000,000	d,g	May Department Stores Co/The Note	3.950	07/15/07	Baa2	$1,009,463
830,000		Target Corp Note	4.000	06/15/13	A2	794,484
1,380,000		Wal-Mart Stores, Inc (Sr Note)	6.875	08/10/09	Aa2	1,565,070
1,750,000		Wal-Mart Stores, Inc Note	4.125	02/15/11	Aa2	1,752,573

		TOTAL GENERAL MERCHANDISE STORES				5,121,590

HEALTH SERVICES - 0.17%
410,000		Laboratory Corp of America Holdings Note	5.500	02/01/13	Baa3	418,998
1,100,000		UnitedHealth Group, Inc Note	5.200	01/17/07	A3	1,148,516

		TOTAL HEALTH SERVICES				1,567,514

HOLDING AND OTHER INVESTMENT OFFICES - 0.15%
410,000		Boston Properties, Inc (Sr Note)	6.250	01/15/13	Baa2	442,623
500,000		Chelsea Property Group, Inc Note	6.000	01/15/13	Baa2	526,281
410,000		EOP Operating LP (Guarantee Note)	5.875	01/15/13	Baa2	431,471

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,400,375

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.15%
1,250,000		Hewlett-Packard Co Note	6.500	07/01/12	A3	1,403,136

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,403,136

INSURANCE AGENTS, BROKERS AND SERVICE - 0.20%
750,000		Hartford Financial Services Group, Inc (Sr Note)	4.750	03/01/14	A3	735,498
1,100,000		Marsh & McLennan Cos, Inc (Sr Note)	5.375	03/15/07	A2	1,152,098

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				1,887,596

INSURANCE CARRIERS - 1.23%
500,000		Allstate Corp/The Note	5.000	08/15/14	A1	499,936
500,000		Anthem, Inc Note	3.500	09/01/07	Baa1	500,079
3,000,000		International Finance Corp	3.750	06/30/09	Aaa	3,024,013
1,100,000		International Lease Finance Corp Note	6.375	03/15/09	A1	1,203,142
410,000		Lincoln National Corp Note	5.250	06/15/07	A3	429,113
1,250,000		Metlife, Inc	6.375	06/15/34	A2	1,321,692
1,500,000		Prudential Financial, Inc Note	4.750	04/01/14	A3	1,467,334
3,000,000		UnitedHealth Group, Inc Note	3.375	08/15/07	A3	2,998,783

		TOTAL INSURANCE CARRIERS				11,444,092

METAL MINING - 0.16%
500,000		Alcan, Inc	6.125	12/15/33	Baa1	519,819
550,000		Falconbridge Ltd	5.375	06/01/15	Baa3	552,439
410,000		Placer Dome, Inc Deb	6.375	03/01/33	Baa2	428,458

		TOTAL METAL MINING				1,500,716

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.06%
500,000		Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	523,868

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				523,868

MISCELLANEOUS RETAIL - 0.15%
1,000,000	g	CVS Corp Note	4.875	09/15/14	A3	997,141
410,000		Tyco International Group SA (Company Guarantee)	6.000	11/15/13		442,164

		TOTAL MISCELLANEOUS RETAIL				1,439,305

MOTION PICTURES - 0.54%
690,000		AOL Time Warner, Inc (Guarantee Note)	5.625	05/01/05	Baa1	702,371
1,350,000		AOL Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	1,507,037
1,160,000		AOL Time Warner, Inc (Guarantee Note)	7.700	05/01/32	Baa1	1,349,061

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

			MATURITY	MOODYS
PRINICPAL		RATE	DATE	RATING	VALUE

$ 280,000	Time Warner Cos, Inc Note	7.750	06/15/05	Baa1	$288,810
550,000	Time Warner, Inc (Guarantee Note)	6.625	05/15/29	Baa1	567,276
550,000	Walt Disney Co Note	5.500	12/29/06	Baa1	575,349

	TOTAL MOTION PICTURES				4,989,904

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.09%
280,000	Inter-American Development Bank	6.125	03/08/06	Aaa	293,835
500,000	Inter-American Development Bank	4.375	09/20/12	Aaa	507,352

	TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				801,187

NONDEPOSITORY INSTITUTIONS - 3.22%
2,000,000	American General Finance Corp	4.625	05/15/09	A1	2,051,945
2,000,000	American Honda Finance Corp	4.500	05/26/09	A1	2,047,048
1,500,000	Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	1,494,798
500,000	CIT Group, Inc (Sr Note)	5.125	09/30/14		500,124
1,100,000	CIT Group, Inc (Sr Sub Note)	4.125	02/21/06	A2	1,119,714
410,000	Countrywide Home Loans, Inc (Guarantee Note)	5.625	07/15/09	A3	437,038
1,930,000	Ford Motor Credit Co Note	6.500	01/25/07	A3	2,044,430
690,000	Ford Motor Credit Co Note	5.625	10/01/08	A3	713,207
2,990,000	Ford Motor Credit Co Note	7.000	10/01/13	A3	3,161,276
690,000	General Electric Capital Corp Note	3.500	05/01/08	Aaa	690,609
3,000,000	General Electric Capital Corp Note	3.125	04/01/09	Aaa	2,922,659
1,500,000	General Electric Capital Corp Note	5.875	02/15/12	Aaa	1,630,910
900,000	General Electric Capital Corp Note	4.750	09/15/14	Aaa	895,660
500,000	General Electric Capital Corp Note	6.750	03/15/32	Aaa	575,485
1,250,000	Household Finance Corp	4.750	05/15/09	A1	1,289,535
2,000,000	Household Finance Corp Note	4.125	12/15/08	A1	2,022,392
2,280,000	Household Finance Corp Note	6.375	11/27/12	A1	2,524,466
500,000	HSBC Capital Funding LP/Jersey Channel Islands (Guarantee Note)	4.610	12/29/49	A1	480,494
410,000	MBNA America Bank Note	5.375	01/15/08	Baa1	431,410
830,000	National Rural Utility Coop Finance Note	5.750	08/28/09	A2	888,278
1,000,000	Nordic Investment Bank (Unsub Note)	2.875	06/15/09	Aaa	968,070
410,000	SLM Corp Note	4.000	01/15/09	A2	411,699
690,000	Toyota Motor Credit Corp Note	0.029	07/08/08		675,291

	TOTAL NONDEPOSITORY INSTITUTIONS				29,976,538

OIL AND GAS EXTRACTION - 1.06%
1,000,000	Anadarko Petroleum Corp	6.125	03/15/12	Baa1	1,103,844
1,380,000	Burlington Resource (Guarantee Note)	6.400	08/15/11	Baa1	1,536,917
830,000	Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	824,424
400,000	EnCana Corp Bond	6.500	08/15/34	Baa2	428,173
410,000	Equitable Resources, Inc Bond	5.150	11/15/12	A2	426,256
1,000,000	Halliburton Co	5.500	10/15/10	Baa2	1,049,033
280,000	Occidental Petroleum Corp (Sr Note)	7.650	02/15/06	Baa1	298,266
1,100,000	Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	1,122,500
550,000	Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	561,990
830,000	Pemex Project Funding Master Trust (Guarantee Note)	9.125	10/13/10	Baa1	989,775
500,000	Plains All American Pipeline LP/PAA Finance Corp Bond	5.875	08/15/16	Baa3	517,016
1,000,000	Plains All American Pipeline LP/PAA Finance Corp Note	4.750	08/15/09	Baa3	1,026,557

	TOTAL OIL AND GAS EXTRACTION				9,884,751

OTHER MORTGAGE BACKED SECURITIES - 2.66%
1,902,915	AQ Finance NIM Trust Series 2004-RN2	2.132	04/25/09	Aaa	1,902,916
2,036,654	AQ Finance NIM Trust Series 2004-RN3	2.020	05/25/09	Aaae	2,036,655
3,310,000	Banc of America Commercial Mortgage, Inc Series 2002 (Class A3)	5.118	07/11/43	Aaa	3,443,681
600,000	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	614,749
1,660,000	General Electric Commercial Mortgage Securities Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	1,721,573
6,000,000	General Motors Acceptance Corp Commercial Mortgage Securities, Inc Series 2004-C1 (Class A4)	4.908	03/10/38	Aaa	6,067,944
2,000,000	Greenwich Capital Commercial Funding Corp Series 2004-Gga (Class A7)	5.317	06/10/36	Aaa	2,084,350
2,210,000	JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	2,303,134

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINICPAL			RATE	DATE	RATING	VALUE

$1,461,096		Option One Mortgage Securities Corp NIM Trust Series 2004-1A (Class A)	2.030	04/26/09	Aaa	$1,461,097
1,100,000		Wachovia Bank Commercial Mortgage Trust Series 2002-C2 (Class A4)	4.980	11/15/34	Aaa	1,128,288
2,000,000		Wachovia Bank Commercial Mortgage Trust Series 2004-C14 (Class A4)	5.088	08/15/41	Aaae	2,041,052

		TOTAL OTHER MORTGAGE BACKED SECURITIES				24,805,439

PAPER AND ALLIED PRODUCTS - 0.66%
550,000		International Paper Co Note	3.800	04/01/08	Baa2	549,768
2,020,000		International Paper Co Note	5.850	10/30/12	Baa2	2,134,090
1,660,000		Kimberly-Clark Corp Note	7.100	08/01/07	Aa2	1,829,711
1,500,000		Sappi Papier Holding AG (Guarantee Note)	6.750	06/15/12	Baa3	1,645,847

		TOTAL PAPER AND ALLIED PRODUCTS				6,159,416

PETROLEUM AND COAL PRODUCTS - 0.51%
1,100,000		Chevrontexaco Corp Note	6.625	10/01/04	Aa2	1,100,000
550,000		Conoco, Inc (Sr Note)	6.950	04/15/29	A3	637,021
550,000		ConocoPhillips (Guarantee Note)	5.900	10/15/32	A3	565,305
400,000	h	Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3e	402,208
500,000	h	Enterprise Products Operating LP (Sr Note)	4.625	10/15/09	Baa3e	504,153
400,000	h	Enterprise Products Operating LP (Sr Note)	6.650	10/15/34	Baa3e	401,022
1,100,000		Valero Energy Corp Note	6.125	04/15/07	Baa3	1,170,952

		TOTAL PETROLEUM AND COAL PRODUCTS				4,780,661

PIPELINES, EXCEPT NATURAL GAS - 0.16%
1,000,000		Enbridge Energy Partners LP Note	4.000	01/15/09	Baa2	993,351
550,000		TransCanada Pipelines Ltd Note	4.000	06/15/13	A2	520,034

		TOTAL PIPELINES, EXCEPT NATURAL GAS				1,513,385

PRIMARY METAL INDUSTRIES - 0.06%
500,000		Alcoa, Inc Note	6.500	06/01/11	A2	562,479

		TOTAL PRIMARY METAL INDUSTRIES				562,479

PRINTING AND PUBLISHING - 0.27%
410,000		Belo (A.H.) Corp Series B Deb Note	7.250	09/15/27	Baa3	444,341
1,100,000		News America Holdings Deb	7.700	10/30/25	Baa3	1,294,048
550,000		Viacom, Inc (Guarantee Note)	7.700	07/30/10	A3	639,285
140,000		Viacom, Inc (Guarantee Note)	6.625	05/15/11	A3	155,584

		TOTAL PRINTING AND PUBLISHING				2,533,258

RAILROAD TRANSPORTATION - 0.31%
1,000,000		Burlington North Santa Fe Note	5.900	07/01/12	Baa2	1,075,677
550,000		Canadian National Railway Co Note	4.400	03/15/13	Baa1	536,288
550,000		Norfolk Southern Corp (Sr Note)	7.250	02/15/31	Baa1	642,888
550,000		Union Pacific Corp Note	6.650	01/15/11	Baa2	611,952

		TOTAL RAILROAD TRANSPORTATION				2,866,805

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.12%
1,100,000		Newell Rubbermaid, Inc Note	6.000	03/15/07	Baa2	1,160,459

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,160,459

SECURITY AND COMMODITY BROKERS -2.09%
410,000		Bear Stearns Cos, Inc Note	5.700	11/15/14	A1	432,178
500,000		Goldman Sachs Group Inc Note	5.250	10/15/13	Aa3	506,402
750,000		Goldman Sachs Group LP Note	5.000	10/01/14	Aa3e	741,867
750,000		Goldman Sachs Group, Inc (Sub Note)	6.345	02/15/34	A1	752,438
750,000		Goldman Sachs Group, Inc Note	6.125	02/15/33	Aa3	753,478
1,100,000		Lehman Brothers Holdings, Inc Note	6.250	05/15/06	A1	1,158,682
2,100,000		Lehman Brothers Holdings, Inc Note	4.000	01/22/08	A1	2,129,627

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINICPAL			RATE	DATE	RATING	VALUE

$ 830,000		Lehman Brothers Holdings, Inc Note	3.500	08/07/08	A1	$823,390
3,500,000		Morgan Stanley (Sub Note)	4.750	04/01/14	A1	3,387,860
830,000		Morgan Stanley Note	3.625	04/01/08	Aa3	831,409
830,000		Morgan Stanley Note	6.600	04/01/12	Aa3	928,640
1,410,000		Morgan Stanley Note	5.300	03/01/13	Aa3	1,448,328
4,994,000		Morgan Stanley Tracers	6.787	06/15/12	Baa2	5,544,239

		TOTAL SECURITY AND COMMODITY BROKERS				19,438,538

STONE, CLAY, AND GLASS PRODUCTS - 0.03%
280,000		CRH America Inc (Guarantee Note)	0.064	10/15/33		297,720

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				297,720

TRANSPORTATION EQUIPMENT - 1.54%
1,160,000		Boeing Capital Corp	5.800	01/15/13	A3	1,246,564
830,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	1,014,651
410,000		DaimlerChrysler NA Holding Corp Note	0.065	11/15/13		444,845
910,000		Ford Motor Co Deb Bond	6.625	10/01/28	Baa1	824,787
1,660,000		General Motors Acceptance Corp Note	7.750	01/19/10	A3	1,835,681
1,500,000		General Motors Acceptance Corp	5.625	05/15/09	A3	1,528,092
1,500,000		General Motors Acceptance Corp Note	5.125	05/09/08	A3	1,532,165
1,250,000		General Motors Corp Deb	8.375	07/15/33	Baa1	1,328,751
830,000		Harsco Corp Note	5.125	09/15/13	A3	845,174
550,000		Lockheed Martin Corp Bond	8.500	12/01/29	Baa2	728,224
550,000		Lockheed Martin Corp Note	8.200	12/01/09	Baa2	654,758
410,000		Northrop Grumman Corp (Guarantee Note)	7.750	02/15/31	Baa3	505,032
550,000		United Technologies Corp Note	4.875	11/01/06	A2	569,326
1,100,000		United Technologies Corp Note	6.350	03/01/11	A2	1,225,401

		TOTAL TRANSPORTATION EQUIPMENT				14,283,451

WHOLESALE TRADE-DURABLE GOODS - 0.04%
410,000		Johnson & Johnson Deb	3.800	05/15/13	Aaa	392,169

		TOTAL WHOLESALE TRADE-DURABLE GOODS				392,169

WHOLESALE TRADE-NONDURABLE GOODS - 0.10%
1,000,000		GlaxoSmithKline Capital Inc (Guarantee Note)	5.375	04/15/34	Aa2	976,143

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				976,143

		TOTAL CORPORATE BOND				273,654,878
		(Cost $265,039,253)

GOVERNMENT BOND - 67.60%
AGENCY SECURITIES - 9.02%
16,020,000	d	Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	15,873,311
2,000,000		Federal Home Loan Bank (FHLB)	5.250	06/18/14	Aaa	2,096,388
1,820,000		Federal Home Loan Mortgage Corp (FHLMC)	5.750	04/15/08	Aaa	1,965,915
3,870,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	05/12/09	Aaa	3,882,636
2,748,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	2,983,135
3,870,000		Federal Home Loan Mortgage Corp (FHLMC)	6.375	08/01/11	Aa2	4,028,799
4,400,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	07/15/14	Aaa	4,531,476
2,430,000		Federal National Mortgage Association (FNMA)	5.250	06/15/06	Aaa	2,531,554
11,810,000		Federal National Mortgage Association (FNMA)	4.375	10/15/06	Aaa	12,170,538
8,290,000		Federal National Mortgage Association (FNMA)	5.000	01/15/07	Aaa	8,661,131
4,420,000		Federal National Mortgage Association (FNMA)	3.500	10/15/07	Aaa	4,420,700
18,000,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	20,883,150

		TOTAL AGENCY SECURITIES				84,028,733

FOREIGN GOVERNMENT BONDS - 0.93%
280,000		Canada Government Bond	6.750	08/28/06	Aaa	300,790
410,000		Mexico Government International Note	6.375	01/16/13	Baa2	432,755
966,000		Mexico Government International Note	5.875	01/15/14	Baa2	980,490
550,000		Mexico Government International Note	8.300	08/15/31	Baa2	625,900

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINICPAL			RATE	DATE	RATING	VALUE

$1,500,000		Mexico Government International Note	6.750	09/27/34	Baa2e	$1,440,750
550,000		Province of Ontario, Canada Note	5.500	10/01/08	Aa2	590,664
550,000		Province of Ontario, Canada Note	5.125	07/17/12	Aa2	581,563
1,380,000		Province of Quebec Note	5.000	07/17/09	A1	1,451,081
1,380,000		Province of Quebec Note	7.500	09/15/29	A1	1,783,776
410,000		Republic of Chile	5.500	01/15/13	Baa1	427,220

		TOTAL FOREIGN GOVERNMENT BONDS				8,614,989

MORTGAGE BACKED SECURITIES - 30.15%
242,861		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16		258,237
15,043		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	05/01/16		15,996
18,781		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	06/01/16		19,971
2,937,823		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/18		2,990,076
2,943,923		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		2,996,284
6,139,949		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	09/01/18		6,134,233
6,537,766		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		6,520,578
2,837,849		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		2,835,207
205,414		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		218,428
1,967,998		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/24		1,977,107
24,059		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	10/01/28		25,303
272,473		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	01/01/29		286,557
44,966		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	03/01/29		47,291
194,346		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	07/01/29		204,270
88,215		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		95,934
354,440		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	09/01/31		372,109
496,202		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	09/01/31		539,414
256,095		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/31		271,809
2,158,779		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		2,291,845
1,242,897		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/32		1,304,872
3,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/15/33		3,097,500
8,236,996		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	09/01/33		8,182,270
3,390,350		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		3,444,196
4,419,049		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		4,489,233
4,491,300		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		4,562,631
5,408,017		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	09/01/33		5,593,669
5,609,314		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	10/01/33		5,698,402
4,213,942		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	10/01/33		4,280,868
9,271,297	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		9,209,699
5,797,640		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		5,759,120
3,029,712		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		3,009,583
1,686,172		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		1,744,057
127,180		Federal National Mortgage Association (FNMA)	6.000	09/01/13		133,693
102,446		Federal National Mortgage Association (FNMA)	6.500	12/01/13		108,605
50,791		Federal National Mortgage Association (FNMA)	6.000	06/01/14		53,342
19,854		Federal National Mortgage Association (FNMA)	6.500	07/01/14		21,047
203,849		Federal National Mortgage Association (FNMA)	6.500	10/01/16		215,950
1,723,432	d	Federal National Mortgage Association (FNMA)	6.500	11/01/16		1,825,734
1,214,827		Federal National Mortgage Association (FNMA)	6.500	04/01/17		1,286,897
1,528,856		Federal National Mortgage Association (FNMA)	6.000	11/01/17		1,604,147
1,269,228		Federal National Mortgage Association (FNMA)	6.000	02/01/18		1,331,559
3,874,510		Federal National Mortgage Association (FNMA)	4.500	10/01/18		3,872,306
8,533,529		Federal National Mortgage Association (FNMA)	5.000	11/01/18		8,687,978
728,435		Federal National Mortgage Association (FNMA)	6.000	01/01/19		760,751
2,000,000	h	Federal National Mortgage Association (FNMA)	5.000	11/25/19		2,026,250
1,884,284		Federal National Mortgage Association (FNMA)	5.000	11/01/23		1,893,005
1,832,105		Federal National Mortgage Association (FNMA)	5.500	02/01/24		1,877,591
985,790		Federal National Mortgage Association (FNMA)	5.500	07/01/24		1,009,315
11,332		Federal National Mortgage Association (FNMA)	8.000	07/01/24		12,402
7,393		Federal National Mortgage Association (FNMA)	7.500	01/01/29		7,946
20,897		Federal National Mortgage Association (FNMA)	6.500	04/01/29		21,961
18,434		Federal National Mortgage Association (FNMA)	7.500	07/01/29		19,765
3,972		Federal National Mortgage Association (FNMA)	7.500	07/01/29		4,259
13,386		Federal National Mortgage Association (FNMA)	7.500	02/01/31		14,348
52,991		Federal National Mortgage Association (FNMA)	7.500	03/01/31		56,797

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINICPAL			RATE	DATE	VALUE

$ 33,173		Federal National Mortgage Association (FNMA)	7.500	05/01/31	$35,555
431,372		Federal National Mortgage Association (FNMA)	6.500	06/01/31	452,789
64,677		Federal National Mortgage Association (FNMA)	6.500	09/01/31	67,889
50,748		Federal National Mortgage Association (FNMA)	6.500	10/01/31	53,268
292,682		Federal National Mortgage Association (FNMA)	6.500	11/01/31	307,214
12,000,000	h	Federal National Mortgage Association (FNMA)	6.500	11/25/31	12,555,000
696,535		Federal National Mortgage Association (FNMA)	6.000	01/01/32	721,996
3,481,508		Federal National Mortgage Association (FNMA)	6.500	12/01/32	3,654,424
1,653,252		Federal National Mortgage Association (FNMA)	5.500	07/01/33	1,678,767
1,799,987		Federal National Mortgage Association (FNMA)	5.500	07/01/33	1,829,002
2,815,805		Federal National Mortgage Association (FNMA)	4.500	08/01/33	2,718,680
4,000,000	h	Federal National Mortgage Association (FNMA)	5.500	08/17/33	4,052,500
2,812,229		Federal National Mortgage Association (FNMA)	5.500	09/01/33	2,855,630
2,268,830		Federal National Mortgage Association (FNMA)	5.500	09/01/33	2,303,846
4,724,824		Federal National Mortgage Association (FNMA)	4.500	10/01/33	4,561,851
7,611,494		Federal National Mortgage Association (FNMA)	5.500	10/01/33	7,728,962
5,674,732		Federal National Mortgage Association (FNMA)	5.500	10/01/33	5,762,311
10,156,638	d	Federal National Mortgage Association (FNMA)	5.500	10/01/33	10,313,386
4,260,295		Federal National Mortgage Association (FNMA)	6.000	10/01/33	4,414,352
6,505,207		Federal National Mortgage Association (FNMA)	5.000	12/01/33	6,453,393
8,373,384	d	Federal National Mortgage Association (FNMA)	5.500	12/01/33	8,502,611
2,782,594		Federal National Mortgage Association (FNMA)	6.000	01/01/34	2,883,216
1,864,345		Federal National Mortgage Association (FNMA)	5.000	03/01/34	1,849,496
5,607,332		Federal National Mortgage Association (FNMA)	5.000	03/01/34	5,562,670
2,858,865		Federal National Mortgage Association (FNMA)	5.000	04/01/34	2,836,094
6,000,000	d,h	Federal National Mortgage Association (FNMA)	5.000	10/31/34	6,093,750
10,000,000	h	Federal National Mortgage Association (FNMA)	5.500	10/31/34	10,331,250
29,000,000	h	Federal National Mortgage Association (FNMA)	6.000	10/31/34	29,987,798
5,000,000	h	Federal National Mortgage Association (FNMA)	6.000	11/30/34	5,151,560
1,977		Government National Mortgage Association (GNMA)	7.000	01/15/28	2,112
5,309		Government National Mortgage Association (GNMA)	7.000	02/15/28	5,671
101,639		Government National Mortgage Association (GNMA)	6.500	05/15/28	107,560
6,148		Government National Mortgage Association (GNMA)	7.000	06/15/28	6,566
11,081		Government National Mortgage Association (GNMA)	7.000	06/15/28	11,834
203,494		Government National Mortgage Association (GNMA)	6.500	09/15/28	215,349
38,199		Government National Mortgage Association (GNMA)	6.500	09/15/28	40,425
95,542		Government National Mortgage Association (GNMA)	6.500	11/15/28	101,108
15,573		Government National Mortgage Association (GNMA)	7.500	11/15/28	16,792
52,391		Government National Mortgage Association (GNMA)	7.500	07/15/29	56,464
5,899		Government National Mortgage Association (GNMA)	8.500	07/15/30	6,481
4,045		Government National Mortgage Association (GNMA)	8.500	07/15/30	4,445
52,336		Government National Mortgage Association (GNMA)	8.500	10/15/30	57,500
167,812		Government National Mortgage Association (GNMA)	8.500	10/20/30	183,694
33,568		Government National Mortgage Association (GNMA)	8.500	11/15/30	36,881
18,449		Government National Mortgage Association (GNMA)	8.500	12/15/30	20,269
30,334		Government National Mortgage Association (GNMA)	7.000	06/20/31	32,288
70,765		Government National Mortgage Association (GNMA)	6.500	07/15/31	74,750
83,746		Government National Mortgage Association (GNMA)	7.000	07/15/31	89,348
135,634		Government National Mortgage Association (GNMA)	7.000	07/15/31	144,707
429,198		Government National Mortgage Association (GNMA)	7.500	02/15/32	462,242
13,080		Government National Mortgage Association (GNMA)	6.500	03/15/33	13,815
5,981,583		Government National Mortgage Association (GNMA)	5.500	09/15/33	6,097,883
1,986,283		Government National Mortgage Association (GNMA)	6.000	07/20/34	2,058,783
10,000,000	h	Government National Mortgage Association (GNMA)	5.000	10/31/34	9,943,750

		TOTAL MORTGAGE BACKED SECURITIES			280,832,374

U.S. TREASURY SECURITIES - 27.50%
20,440,000		U.S. Treasury Bond	11.750	02/15/10	21,170,321
14,090,000		U.S. Treasury Bond	10.000	05/15/10	14,774,492
47,000,000		U.S. Treasury Bond	8.000	11/15/21	64,611,840
5,170,000		U.S. Treasury Bond	5.375	02/15/31	5,539,189
18,479,040	k	U. S. Treasury Inflation Indexed Bonds	3.875	01/15/09	20,803,334
580,000		U.S. Treasury Note	2.000	08/31/05	579,095
5,000,000	d	U.S. Treasury Note	2.250	04/30/06	4,985,550
425,000		U.S. Treasury Note	4.625	05/15/06	439,709

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINICPAL			RATE	DATE	VALUE

$ 1,200,000		U.S. Treasury Note	2.750	06/30/06	$1,204,884
24,390,000		U.S. Treasury Note	2.375	08/15/06	24,309,513
31,925,000	d	U.S. Treasury Note	2.625	11/15/06	31,910,634
1,650,000		U.S. Treasury Note	2.250	02/15/07	1,632,444
15,640,000		U.S. Treasury Note	2.625	05/15/08	15,410,561
25,140,000		U.S. Treasury Note	3.250	08/15/08	25,256,137
5,000,000		U.S. Treasury Note	3.375	12/15/08	5,030,750
1,000,000		U.S. Treasury Note	3.250	01/15/09	1,000,380
2,125,000		U.S. Treasury Note	3.125	04/15/09	2,110,337
4,050,000		U.S. Treasury Note	3.500	08/15/09	4,098,600
400,000		U.S. Treasury Note	5.750	08/15/10	446,000
7,500,000		U.S. Treasury Note	5.000	02/15/11	8,063,025
200,000		U.S. Treasury Note	4.750	05/15/14	209,918
2,490,000		U.S. Treasury Note	4.250	08/15/14	2,515,672

		TOTAL U.S. TREASURY SECURITIES			256,102,385

		TOTAL GOVERNMENT BOND			629,578,481
		(Cost $ 627,798,747)

		TOTAL BONDS			903,233,359
		(Cost $892,838,000)

SHORT TERM INVESTMENTS - 11.02%
COMMERCIAL PAPER - 5.02%
5,000,000	c	BMW US Capital Corp	1.870	10/01/04	4,999,754
5,000,000	c	Caterpillar, Inc	1.750	11/17/04	4,987,800
5,000,000	c	CC (USA), Inc	1.690	10/14/04	4,996,558
4,375,000		FCAR Owner Trust I	1.570	10/08/04	4,373,279
5,000,000	c	Greyhawk Funding LLC	1.780	11/02/04	4,991,796
2,635,000	c	Links Finance LLC	1.810	12/09/04	2,625,444
4,795,000	c	Preferred Receivables Funding Corp	1.600	10/25/04	4,789,139
5,000,000	c	Proctor & Gamble	1.480	10/12/04	4,997,050
5,000,000	c	Ranger Funding Company LLC	1.670	10/05/04	4,998,764
5,000,000		UBS Finance Delaware LLC	1.540	10/01/04	4,999,754

		TOTAL COMMERCIAL PAPER			46,759,338

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 6.00%
5,280,000		Federal Home Loan Bank (FHLB)	1.650	10/01/04	5,279,758
5,190,000		Federal Home Loan Bank (FHLB)	1.090	10/06/04	5,188,504
16,280,000		Federal Home Loan Bank (FHLB)	1.200	10/20/04	16,264,263
17,530,000		Federal Home Loan Mortgage Corp (FHLMC)	1.570	10/26/04	17,507,971
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.875	01/15/05	4,997,124
6,630,000		Federal National Mortgage Association (FNMA)	1.590	10/20/04	6,623,591

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			55,861,211

		TOTAL SHORT TERM INVESTMENTS			102,620,549
		(Cost $102,637,877)

		TOTAL PORTFOLIO - 108.00%			1,005,853,908
		(Cost $995,475,877)

		OTHER ASSETS & LIABILITIES, NET - (8.00%)			(74,467,793)

		NET ASSETS - 100.00%			$931,386,115

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers
At September 30, 2004, the value of these securities amounted to $2,006,604 or 0.22% of net assets
h	These securities were purchased on a delayed delivery basis
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $995,957,000. Net unrealized appreciation of portfolio investments aggregated $9,896,908 of which $14,078,765 related to appreciated portfolio investments and $4,181,857 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Institutional Funds-Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INFLATION-LINKED BOND FUND
STATEMENT OF INVESTMENTS
September 30, 2004

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

GOVERNMENT BOND - 99.15%
		U.S. TREASURY SECURITIES - 99.15%
$18,916,203	k	U.S.Treasury Inflation Indexed Bonds	2.000	07/15/14	$19,341,818
20,624,439	k	U.S.Treasury Inflation Indexed Bonds	2.375	01/15/25	21,487,985
39,575,464	k	U.S.Treasury Inflation Indexed Bonds	1.875	07/15/13	40,255,767
39,968,222	k	U.S.Treasury Inflation Indexed Bonds	2.000	01/15/14	40,935,853
38,220,866	k	U.S.Treasury Inflation Indexed Bonds	3.625	01/15/08	41,923,704
34,573,099	k	U.S.Treasury Inflation Indexed Bonds	3.875	01/15/09	38,921,704
23,681,152	k	U.S.Treasury Inflation Indexed Bonds	4.250	01/15/10	27,488,609
23,942,176	k	U.S.Treasury Inflation Indexed Bonds	3.500	01/15/11	27,099,432
12,480,516	k	U.S.Treasury Inflation Indexed Bonds	3.375	01/15/12	14,141,923
43,507,413	k	U.S.Treasury Inflation Indexed Bonds	3.000	07/15/12	48,184,461
36,338,520	k	U.S.Treasury Inflation Indexed Bonds	3.625	04/15/28	46,121,577
41,829,738	k	U.S.Treasury Inflation Indexed Bonds	3.875	04/15/29	55,503,044
10,142,772	k	U.S.Treasury Inflation Indexed Bonds	3.375	04/15/32	12,865,498
36,970,912	k	U.S.Treasury Inflation Indexed Bonds	3.375	01/15/07	39,501,202

		TOTAL U.S. TREASURY SECURITIES			473,772,577

		TOTAL GOVERNMENT BOND			473,772,577
		(Cost $461,360,204)

SHORT TERM INVESTMENTS - 0.10%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.10%
470,000		Federal Farm Credit Bank (FFCB)	1.230	10/01/04	469,978

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			469,978

		TOTAL SHORT TERM INVESTMENTS			469,978
		(Cost $470,000)

		TOTAL PORTFOLIO - 99.25%			474,242,555
		(Cost $461,830,204)
		OTHER ASSETS & LIABILITIES, NET- 0.75%			3,598,308

		NET ASSETS - 100.00%			$477,840,863

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

		At September 30, 2004, the aggregate cost of portfolio investments for federal income tax purposes
		was $464,575,236. Net unrealized appreciation of portfolio investments aggregated $9,667,319 of which
		$12,412,373 related to appreciated portfolio investments and $2,745,054 related to depreciated portfolio investments.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF Institutional Mutual Funds-Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS
September 30, 2004

				Maturity
PRINCIPAL			Rate	Date	Value

SHORT TERM INVESTMENTS - 101.10%
CERTIFICATES OF DEPOSIT - 5.90%
$2,600,000		Toronto Dominion Bank	1.760	11/17/04	$2,600,000
4,000,000		Toronto Dominion Bank	1.870	12/21/04	4,000,000
2,000,000		Barclays Bank plc/NY (Dep Note)	1.760	09/29/05	1,999,207
2,000,000		Credit Agricole USA, Inc	1.420	04/05/05	2,000,101

		TOTAL CERTIFICATES OF DEPOSIT			10,599,308

COMMERCIAL PAPER - 69.16%
1,775,000		Abbey National North America LLC	1.750	10/22/04	1,773,188
2,300,000		Barclays U.S. Funding Corp	1.770	10/21/04	2,297,738
1,675,000	c	Beta Finance, Inc	1.220	10/08/04	1,674,489
2,435,000	c	Beta Finance, Inc	1.620	10/15/04	2,433,532
350,000	c	Beta Finance, Inc	1.720	11/22/04	349,130
1,545,000	c	Beta Finance, Inc	1.700	11/24/04	1,541,060
3,920,000		Canadian Imperial Holdings, Inc	1.790	11/12/04	3,911,814
3,255,000	c	CC (USA), Inc	1.770	10/15/04	3,252,759
3,785,000		Ciesco LP	1.760	11/08/04	3,777,968
3,000,000	c	Corporate Asset Funding Corp, Inc	1.880	12/15/04	2,988,250
2,500,000	c	Dorada Finance, Inc.	1.520	10/13/04	2,498,733
3,000,000	c	Dorada Finance, Inc.	1.730	10/19/04	2,997,405
1,500,000	c	Dorada Finance, Inc.	1.780	11/15/04	1,496,625
3,920,000	c	Edison Asset Securitization, LLC	1.490	10/01/04	3,920,000
860,000		FCAR Owner Trust I	1.570	10/08/04	859,737
1,275,000		FCAR Owner Trust I	1.560	10/15/04	1,274,227
2,135,000		FCAR Owner Trust I	1.610	10/19/04	2,133,281
2,000,000	c	Fortune Brands, Inc	1.770	11/02/04	1,996,853
5,655,000	c	Fortune Brands, Inc	1.730	11/10/04	5,644,130
1,451,000		General Electric Capital Corp	1.750	11/16/04	1,447,803
3,500,000	c	General Electric Capital Corp	1.590	12/06/04	3,489,852
4,000,000	c	Govco Incorporated	1.560	10/18/04	3,997,072
3,535,000	c	Govco Incorporated	1.800	12/13/04	3,522,097
2,000,000	c	Greyhawk Funding LLC	1.600	10/12/04	1,999,022
1,220,000	c	Greyhawk Funding LLC	1.530	10/04/04	1,219,844
2,940,000	c	Greyhawk Funding LLC	1.580	10/05/04	2,939,507
850,000	c	Greyhawk Funding LLC	1.780	10/27/04	848,907
4,500,000	c	Kitty Hawk Funding Corp.	1.600	10/12/04	4,497,800
2,900,000	c	Links Finance LLC	1.550	10/18/04	2,897,877
3,135,000	c	Links Finance LLC	1.810	12/09/04	3,124,124
4,300,000		Morgan Stanley Dean Witter	1.780	10/25/04	4,294,897
3,320,000		Paccar Financial Corp	1.490	10/07/04	3,319,176
1,500,000		Paccar Financial Corp	1.500	10/12/04	1,499,313
2,000,000		Paccar Financial Corp	1.330	11/18/04	1,996,453
1,000,000		Paccar Financial Corp	1.910	01/24/05	993,927
2,000,000	c	Proctor & Gamble	1.480	10/12/04	1,999,096
2,500,000	c	Ranger Funding Company LLC	1.680	10/13/04	2,498,600
2,810,000	c	Ranger Funding Company LLC	1.790	10/28/04	2,806,228
2,500,000	c	Ranger Funding Company LLC	1.820	12/15/04	2,490,521
2,000,000	c	Sigma Finance, Inc	1.520	10/01/04	2,000,000
2,515,000	c	Sigma Finance, Inc	1.280	10/21/04	2,513,198
3,130,000	c	Sigma Finance, Inc	1.190	10/22/04	3,127,826

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				Maturity
PRINCIPAL			Rate	Date	Value

$1,670,000		UBS Finance, (Delaware), Inc	1.550	10/05/04	$1,669,711
2,300,000		UBS Finance, (Delaware), Inc	1.790	11/23/04	2,293,995
3,000,000		UBS Finance, (Delaware), Inc	1.820	12/07/04	2,987,715
1,845,000	c	Variable Funding Capital Corporation	1.770	10/21/04	1,843,186
2,085,000	c	Variable Funding Capital Corporation	1.780	11/19/04	2,079,949
4,130,000	c	Yorktown Capital, LLC	1.600	10/08/04	4,128,715
2,000,000	c	Yorktown Capital, LLC	1.760	11/16/04	1,995,502
1,000,000	c	Yorktown Capital, LLC	1.850	12/17/04	996,043

		TOTAL COMMERCIAL PAPER			124,338,875

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES- 26.04%
730,000		Federal Farm Credit Bank (FFCB)	1.900	02/28/05	724,221
210,000		Federal Farm Credit Bank(FFCB)	1.100	01/05/05	209,384
920,000		Federal Farm Credit Bank(FFCB)	1.750	01/10/05	915,483
7,860,000		Federal Home Loan Bank (FHLB)	1.090	10/06/04	7,858,367
677,000		Federal Home Loan Bank (FHLB)	1.090	10/08/04	676,833
1,000,000		Federal Home Loan Bank (FHLB)	1.850	12/27/04	997,342
106,000		Federal Home Loan Bank (FHLB)	1.950	02/24/05	105,162
2,000,000		Federal Home Loan Bank (FHLB)	1.935	03/11/05	1,982,879
1,360,000		Federal Home Loan Mortgage Corp (FHLMC)	1.590	10/20/04	1,358,887
585,000		Federal Home Loan Mortgage Corp (FHLMC)	1.600	11/02/04	584,282
120,000		Federal Home Loan Mortgage Corp (FHLMC)	1.450	11/16/04	119,778
2,755,000		Federal Home Loan Mortgage Corp (FHLMC)	1.090	12/01/04	2,749,912
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.080	12/20/04	1,995,200
5,440,000		Federal Home Loan Mortgage Corp (FHLMC)	1.735	12/23/04	5,418,239
3,045,000		Federal Home Loan Mortgage Corp (FHLMC)	1.770	12/27/04	3,031,975
5,380,000		Federal Home Loan Mortgage Corp (FHLMC)	1.880	12/28/04	5,357,249
4,995,000		Federal Home Loan Mortgage Corp (FHLMC)	1.720	12/31/04	4,972,399
180,000		Federal Home Loan Mortgage Corp (FHLMC)	1.585	01/05/05	179,088
967,000		Federal Home Loan Mortgage Corp (FHLMC)	1.870	02/28/05	959,345
829,000		Federal Home Loan Mortgage Corp (FHLMC)	1.510	03/10/05	823,436
2,585,000		Federal National Mortgage Association (FNMA)	1.110	11/12/04	2,580,603
3,230,000		Federal National Mortgage Association (FNMA)	1.180	12/10/04	3,219,596

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			46,819,660

		TOTAL SHORT TERM INVESTMENTS			181,757,843
		(Cost $181,757,843)

		TOTAL PORTFOLIO - 101.10%			181,757,843
		(Cost $181,757,843)

		OTHER ASSETS & LIABILITIES, NET - (1.10%)			(1,983,106)

		NET ASSETS - 100.00%			$179,774,737

	c	Commercial Paper issued under the Private Placement exemption
		under Section 4(2) of the Securities Act of 1933.

		The cost of portfolio investments for federal income tax purposes is
		substantially the same as the amounts disclosed above.

Item 10. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this annual reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's second fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

11(a)(1) Code of Ethics (EX-99.CODE ETH)

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b) Section 906 certification.(EX-99.906CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Date:	December 6, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	December 6, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President
(principal executive officer)

Date:	December 6, 2004	By:	/s/ Elizabeth A. Monrad

Elizabeth A. Monrad
Executive Vice President
(principal financial officer)

EXHIBIT LIST

Item 11. Exhibits.

11(a)(1) Code of Ethics (EX-99.CODE ETH)

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b) Section 906 certification (EX-99.906CERT)